UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices)	(Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 9/30/17

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“We recommend working with a personal financial professional who can help you define an investment strategy that aligns with how comfortable you are with market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2017

Welcome to the MassMutual Select Funds Semiannual Report, covering the six months from October 1, 2016 to March 31, 2017.

Market Highlights

•	During the period, U.S. stocks enjoyed strong performance, bolstered by a rally which started after the November 2016 U.S. presidential election.

•	Data throughout the period pointed to a slowly improving global economic environment.

•	Foreign stocks trailed U.S. stock returns throughout 2016, with developed markets stocks lagging emerging market stocks, although both began to show improvement during the first quarter of 2017.

•	U.S. bonds encountered headwinds, as post-election “risk on” attitudes depressed prices.

•	The Federal Reserve (the “Fed”) raised short-term interest rates by one-quarter of one percent twice during the period.

Market Environment

Overall, 2016 delivered positive returns to domestic stock investors. The S&P 500® Index* ended the year up 11.96 percent and nearly half of that gain occurred in the last seven weeks of the year. The rally continued into the first quarter of 2017, as the index added another 6.07 percent by March 31, 2017.

The most significant event of this reporting period was the surprising election of Donald J. Trump as the 45th President of the United States. Investor sentiment was buoyed by campaign promises focused on tax reforms, infrastructure spending, health care reform, and the creation of American jobs. Solid economic data, which supported confidence in a slowly improving global market environment, and investor optimism drove the Dow Jones Industrial AverageSM (the “Dow”) above 20,000 – a milestone for the first time ever on January 25, 2017. In a clear indication of the market’s post-election acceleration, the Dow closed above 21,000 on March 1, 2017 – just twenty-four trading days after crossing the 20,000 mark. This tied a 1999 record for the shortest time frame between 1000-point gains. The Dow closed the reporting period at 20,662.

All major U.S. stock indexes enjoyed a strong finish to 2016, but not equally. During the first half of the reporting period, small-cap stocks significantly outperformed large-cap issues, but that trend reversed by the end of the period, as large cap stocks outperformed their small-cap counterparts for the first three months of 2017. Similarly, value stocks outperformed growth stocks in 2016 by a wide margin – but since January 2017 and through the end of the reporting period, growth stocks outperformed value issues.

Market sectors also experienced uneven performance throughout the reporting period. Energy, telecommunication services, and financial stocks enjoyed the greatest lift through the end of 2016, as health care, information technology, and consumer discretionary stocks lagged. However, by the end of the reporting period, the information technology sector had appreciated more than 10 percent and consumer discretionary and health care stocks logged increases of six percent and seven percent, respectively. Additionally, on March 31, 2017, both energy and telecommunication services showed negative performance for the quarter, with the financial sector appreciating less than one percent.

(Continued)

MassMutual Select Funds – President’s Letter to Shareholders (Unaudited) (Continued)

As noted earlier, the global economy continued to show signs of strength throughout the reporting period. On the domestic front, strong jobs and housing data continued. Job creation remained steady, as the unemployment rate edged down to 4.7 percent at the end of the period. Housing starts continued to show year-over-year improvement, as did new home sales. Notable during this reporting period was the gap between sentiment and surveys and hard economic data. For example, consumer sentiment, as measured by the University of Michigan Consumer Sentiment Index, hit 96.9 to end the first quarter of 2017; however, actual consumer spending during the period remained range-bound.

Developed international markets ended 2016 with a modest one percent increase, as measured by the MSCI EAFE® Index*, an indicator of the performance of foreign developed-market stocks. European nations struggled to understand the impact of the Brexit vote on the future of the European Union (EU), even as other nations faced elections in which populist sentiment seemed to lean toward following Great Britain’s lead. (“Brexit” – an abbreviation for “British exit” – was the United Kingdom’s surprising June 23, 2016 referendum to leave the EU.) Even though British Prime Minister Theresa May triggered Article 50 of the Lisbon Treaty to begin the country’s official exit from the EU on March 29, 2017, the MSCI EAFE Index ended the reporting period up 7.25 percent. Asian markets were notable during the period for their lack of major market disturbances. Emerging markets lagged toward the end of 2016, but rebounded during the first quarter of 2017. The MSCI Emerging Markets Index*, a measure of the performance of emerging stock markets throughout the world, ended the reporting period up 11.45 percent.

In previous reporting periods, we wrote frequently about the Fed and its plans to normalize short-term interest rates. In the recent Select annual report, we observed how closely investors watched the Fed’s signals regarding rate hikes. In previous reporting periods, the mere hint of a rate hike could send markets into a tailspin. During this reporting period, the Federal Open Market Committee raised the federal funds rate – the Fed’s overnight bank lending rate – twice by one-quarter of one percent and markets barely reacted. At the end of March, markets continued to rise, despite the Fed’s forecast of two more rate hikes in 2017.

Along with investors’ “risk on” attitude toward equity markets, the Fed rate hikes exerted pressure on bond prices. The slow rise in yields accelerated higher following the Trump victory. The prospect of more stimulus from a Trump administration shifted longer-term assumptions about inflation and investors reacted by selling bonds. The yield on the 10-year U.S. Treasury bond moved above 2.00 percent in a matter of days and continued even higher, before retreating in the final weeks of 2016 to end the year at just below 2.50 percent. U.S. corporate bond returns moved downward along with Treasury bonds. However, investment-grade and high-yield corporate bonds diverged significantly, as U.S. high-yield corporate bonds bucked the investment-grade bond market trend and posted gains for the reporting period. High-yield bonds are the fixed income investments most like stocks and they tend to respond favorably to positive economic activity.

Review and maintain your strategy

MassMutual is committed to helping people secure their future and protect the ones they love. Because we know that you want to protect those who matter most to you, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As noted in this report, financial markets can react and contract with little notice. The diversified suite of investment options we provide in our Select series of Funds taps into the deep expertise of seasoned asset managers who are committed to helping you prepare for retirement. We also recommend working with a personal financial professional, who can help you define an investment strategy that aligns with how comfortable you are with market volatility, how long you have to save and invest, and your specific financial goals. As always, we thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual U.S. Product and Marketing as of 4/1/17 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

*	Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

MassMutual Select Funds – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Select Total Return Bond Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities. The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MassMutual Select Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/17

U.S. Government Agency Obligations and Instrumentalities	30.1%
Corporate Debt	30.0%
U.S. Treasury Obligations	22.7%
Non-U.S. Government Agency Obligations	16.1%
Municipal Obligations	1.6%

Total Long-Term Investments	100.5%
Short-Term Investments and Other Assets and Liabilities	(0.5)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Strategic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed or asset-backed securities, and money market instruments. The Fund’s subadvisers are Western Asset Management Company (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar denominated securities of the Fund.

MassMutual Select Strategic Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/17

U.S. Treasury Obligations	26.5%
U.S. Government Agency Obligations and Instrumentalities	25.5%
Corporate Debt	23.5%
Non-U.S. Government Agency Obligations	12.4%
Sovereign Debt Obligations	4.2%
Bank Loans	3.8%
Purchased Options	0.3%
Municipal Obligations	0.1%
Preferred Stock	0.0%

Total Long-Term Investments	96.3%
Short-Term Investments and Other Assets and Liabilities	3.7%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Diversified Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s subadvisers are Loomis, Sayles & Company, L.P. (Loomis Sayles), which was responsible for approximately 36% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 64% of the Fund’s portfolio, as of March 31, 2017.

MassMutual Select Diversified Value Fund Largest Holdings (% of Net Assets) on 3/31/17

Apple, Inc.	4.4%
JP Morgan Chase & Co.	3.7%
Wells Fargo & Co.	3.2%
Bank of America Corp.	2.8%
Johnson & Johnson	2.6%
Pfizer, Inc.	2.3%
Chevron Corp.	2.2%
Oracle Corp.	2.1%
Cisco Systems, Inc.	2.0%
Citigroup, Inc.	1.9%

27.2%

MassMutual Select Diversified Value Fund Sector Table (% of Net Assets) on 3/31/17

Financial	30.4%
Consumer, Non-cyclical	16.5%
Technology	12.2%
Industrial	11.7%
Communications	8.4%
Consumer, Cyclical	8.0%
Energy	6.4%
Utilities	3.1%
Basic Materials	1.8%
Mutual Funds	0.3%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, with a focus on companies with large market capitalizations (which the subadviser believes are generally above $2 billion). The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Select Fundamental Value Fund Largest Holdings (% of Net Assets) on 3/31/17

JP Morgan Chase & Co.	4.6%
Wells Fargo & Co.	3.7%
Cisco Systems, Inc.	3.1%
Merck & Co., Inc.	2.6%
The PNC Financial Services Group, Inc.	2.6%
Citigroup, Inc.	2.4%
Chevron Corp.	2.3%
Intel Corp.	2.0%
Philip Morris International, Inc.	1.7%
Chubb Ltd.	1.7%

26.7%

MassMutual Select Fundamental Value Fund Sector Table (% of Net Assets) on 3/31/17

Financial	28.4%
Consumer, Non-cyclical	18.0%
Industrial	11.0%
Energy	10.9%
Communications	9.8%
Technology	8.6%
Consumer, Cyclical	6.1%
Utilities	3.5%
Basic Materials	2.3%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Large Cap Value Fund, and who are the Fund’s subadvisers?

The Fund seeks both capital growth and income by investing primarily in large-capitalization companies that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of large-cap companies. The Fund’s subadvisers are Huber Capital Management, LLC (Huber Capital Management), which was responsible for approximately 43% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which managed approximately 57% of the Fund’s portfolio, as of March 31, 2017.

MassMutual Select Large Cap Value Fund Largest Holdings (% of Net Assets) on 3/31/17

Bank of America Corp.	4.0%
JP Morgan Chase & Co.	3.8%
Philip Morris International, Inc.	3.5%
Pfizer, Inc.	3.3%
Merck & Co., Inc.	3.1%
KBR, Inc.	2.9%
Citigroup, Inc.	2.6%
Wells Fargo & Co.	2.4%
BP PLC Sponsored ADR (United Kingdom)	2.3%
Wal-Mart Stores, Inc.	2.2%

30.1%

MassMutual Select Large Cap Value Fund Sector Table (% of Net Assets) on 3/31/17

Financial	24.7%
Consumer, Non-cyclical	21.1%
Industrial	13.8%
Energy	8.6%
Technology	8.4%
Consumer, Cyclical	7.5%
Communications	5.1%
Utilities	3.6%
Basic Materials	3.1%
Mutual Funds	3.0%

Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P 500® Index Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Index* (the “Index”). The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MM S&P 500 Index Fund Largest Holdings (% of Net Assets) on 3/31/17

Apple, Inc.	3.7%
Microsoft Corp.	2.5%
Amazon.com, Inc.	1.7%
Exxon Mobil Corp.	1.7%
Johnson & Johnson	1.7%
Facebook, Inc. Class A	1.7%
Berkshire Hathaway, Inc. Class B	1.6%
JP Morgan Chase & Co.	1.6%
General Electric Co.	1.3%
AT&T, Inc.	1.3%

18.8%

MM S&P 500 Index Fund Sector Table (% of Net Assets) on 3/31/17

Consumer, Non-cyclical	22.8%
Financial	18.5%
Technology	14.2%
Communications	13.9%
Industrial	9.9%
Consumer, Cyclical	9.0%
Energy	6.6%
Utilities	3.2%
Basic Materials	2.3%
Diversified	0.1%

Total Long-Term Investments	100.5%
Short-Term Investments and Other Assets and Liabilities	(0.5)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Equity Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 31% of the Fund’s portfolio; and Wellington Management Company LLP (Wellington Management), which managed approximately 69% of the Fund’s portfolio, as of March 31, 2017. Effective March 28, 2017, the name of the Fund changed from the MassMutual Select Focused Value Fund to the MassMutual Select Equity Opportunities Fund, and T. Rowe Price and Wellington Management replaced Harris Associates L.P. (Harris) as co-subadvisers of the Fund.

MassMutual Select Equity Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/17

Microsoft Corp.	4.5%
NIKE, Inc. Class B	3.6%
United Parcel Service, Inc. Class B	3.6%
Costco Wholesale Corp.	3.5%
Bristol-Myers Squibb Co.	3.4%
The PNC Financial Services Group, Inc.	3.2%
Chubb Ltd.	3.1%
Medtronic PLC	2.9%
American Express Co.	2.9%
Public Storage	2.8%

33.5%

MassMutual Select Equity Opportunities Fund Sector Table (% of Net Assets) on 3/31/17

Financial	25.9%
Consumer, Non-cyclical	24.7%
Consumer, Cyclical	14.3%
Industrial	13.4%
Technology	7.8%
Communications	4.0%
Energy	3.1%
Basic Materials	3.1%
Utilities	2.1%

Total Long-Term Investments	98.4%
Other Assets and Liabilities	1.6%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Fundamental Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MassMutual Select Fundamental Growth Fund Largest Holdings (% of Net Assets) on 3/31/17

Apple, Inc.	7.3%
Alphabet, Inc. Class C	5.4%
Microsoft Corp.	5.4%
Facebook, Inc. Class A	3.5%
Amazon.com, Inc.	2.5%
Oracle Corp.	2.4%
Visa, Inc. Class A	2.1%
The Home Depot, Inc.	2.0%
Amgen, Inc.	2.0%
Comcast Corp. Class A	1.9%

34.5%

MassMutual Select Fundamental Growth Fund Sector Table (% of Net Assets) on 3/31/17

Technology	27.2%
Communications	22.7%
Consumer, Non-cyclical	20.6%
Financial	11.3%
Industrial	7.0%
Energy	4.7%
Consumer, Cyclical	4.0%
Basic Materials	2.3%
Mutual Funds	1.3%

Total Long-Term Investments	101.1%
Short-Term Investments and Other Assets and Liabilities	(1.1)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Blue Chip Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long term by investing, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadvisers currently define blue chip growth companies to mean firms that, in their view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 62% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which managed approximately 38% of the Fund’s portfolio, as of March 31, 2017.

MassMutual Select Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 3/31/17

Amazon.com, Inc.	8.1%
Facebook, Inc. Class A	5.9%
Visa, Inc. Class A	3.9%
Alphabet, Inc. Class C	3.7%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands)	3.4%
Microsoft Corp.	3.3%
The Priceline Group, Inc.	2.9%
Alphabet, Inc. Class A	2.6%
Cisco Systems, Inc.	1.9%
Oracle Corp.	1.8%

37.5%

MassMutual Select Blue Chip Growth Fund Sector Table (% of Net Assets) on 3/31/17

Communications	31.9%
Consumer, Non-cyclical	23.3%
Technology	14.6%
Financial	14.1%
Consumer, Cyclical	9.0%
Industrial	6.3%
Energy	0.9%
Utilities	0.2%
Basic Materials	0.1%
Mutual Funds	0.0%

Total Long-Term Investments	100.4%
Short-Term Investments and Other Assets and Liabilities	(0.4)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Growth Opportunities Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadvisers are Sands Capital Management, LLC (Sands Capital), which managed approximately 52% of the Fund’s portfolio; and Jackson Square Partners, LLC (Jackson Square), which was responsible for approximately 48% of the Fund’s portfolio, as of March 31, 2017.

MassMutual Select Growth Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/17

Visa, Inc. Class A	7.4%
Facebook, Inc. Class A	5.6%
Alphabet, Inc. Class A	4.3%
The Priceline Group, Inc.	3.5%
Amazon.com, Inc.	3.3%
Salesforce.com, Inc.	3.1%
Microsoft Corp.	2.9%
The Charles Schwab Corp.	2.9%
Celgene Corp.	2.7%
PayPal Holdings, Inc.	2.7%

38.4%

MassMutual Select Growth Opportunities Fund Sector Table (% of Net Assets) on 3/31/17

Communications	33.7%
Consumer, Non-cyclical	23.3%
Financial	18.0%
Technology	16.2%
Consumer, Cyclical	5.6%
Industrial	1.4%
Mutual Funds	1.1%
Energy	0.9%

Total Long-Term Investments	100.2%
Short-Term Investments and Other Assets and Liabilities	(0.2)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid-Cap Value Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-cap companies. The Fund’s subadvisers are Systematic Financial Management, L.P. (Systematic), which was responsible for approximately 48% of the Fund’s portfolio; and American Century Investment Management, Inc. (American Century), which managed approximately 52% of the Fund’s portfolio, as of March 31, 2017.

MassMutual Select Mid-Cap Value Fund Largest Holdings (% of Net Assets) on 3/31/17

Northern Trust Corp.	2.8%
Johnson Controls International PLC	1.6%
Unum Group	1.5%
PG&E Corp.	1.5%
Baxter International, Inc.	1.2%
Micron Technology, Inc.	1.2%
iShares Russell Mid-Cap Value ETF	1.2%
Applied Materials, Inc.	1.1%
Public Service Enterprise Group, Inc.	1.1%
SL Green Realty Corp.	1.1%

14.3%

MassMutual Select Mid-Cap Value Fund Sector Table (% of Net Assets) on 3/31/17

Financial	25.8%
Industrial	15.6%
Consumer, Non-cyclical	13.8%
Energy	12.4%
Consumer, Cyclical	9.3%
Technology	8.1%
Utilities	7.5%
Basic Materials	4.2%
Mutual Funds	1.1%
Communications	0.9%

Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Value Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks to maximize total return through investment primarily in small capitalization equity securities that the Fund’s subadvisers believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 54% of the Fund’s portfolio; and Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), which was responsible for approximately 46% of the Fund’s portfolio, as of March 31, 2017.

MassMutual Select Small Cap Value Equity Fund Largest Holdings (% of Net Assets) on 3/31/17

II-VI, Inc.	2.1%
Texas Capital Bancshares, Inc.	2.1%
Brooks Automation, Inc.	1.9%
Vishay Intertechnology, Inc.	1.8%
Primoris Services Corp.	1.7%
Plexus Corp.	1.6%
Terex Corp.	1.5%
RH	1.5%
UMB Financial Corp.	1.5%
Prosperity Bancshares, Inc.	1.5%

17.2%

MassMutual Select Small Cap Value Equity Fund Sector Table (% of Net Assets) on 3/31/17

Industrial	32.4%
Financial	19.0%
Consumer, Non-cyclical	12.8%
Consumer, Cyclical	9.6%
Technology	8.9%
Basic Materials	5.9%
Energy	5.8%
Utilities	2.6%

Total Long-Term Investments	97.0%
Short-Term Investments and Other Assets and Liabilities	3.0%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Company Value Fund, and who are the Fund’s subadvisers?

The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of smaller companies that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Federated Clover Investment Advisors (Federated Clover), which managed approximately 41% of the Fund’s portfolio; T. Rowe Price Associates, Inc. (T. Rowe Price), which was responsible for approximately 30% of the Fund’s portfolio; and Invesco Advisers, Inc. (Invesco), which oversaw approximately 29% of the Fund’s portfolio, as of March 31, 2017.

MassMutual Select Small Company Value Fund Largest Holdings (% of Net Assets) on 3/31/17

Radian Group, Inc.	1.2%
Portland General Electric Co.	1.1%
Popular, Inc.	1.1%
F.N.B. Corp.	1.0%
Healthcare Realty Trust, Inc.	1.0%
WSFS Financial Corp.	0.9%
Spire, Inc.	0.9%
IBERIABANK Corp.	0.9%
Wintrust Financial Corp.	0.9%
Colony Starwood Homes	0.9%

9.9%

MassMutual Select Small Company Value Fund Sector Table (% of Net Assets) on 3/31/17

Financial	38.6%
Industrial	15.6%
Consumer, Non-cyclical	13.3%
Consumer, Cyclical	7.9%
Mutual Funds	6.1%
Energy	6.0%
Communications	5.6%
Basic Materials	4.9%
Utilities	4.8%
Technology	3.0%
Government	0.2%
Diversified	0.1%

Total Long-Term Investments	106.1%
Short-Term Investments and Other Assets and Liabilities	(6.1)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM S&P® Mid Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the S&P MidCap 400® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The S&P MidCap 400 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P®, and S&P MidCap 400® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400 Index.

MM S&P Mid Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/17

ResMed, Inc.	0.6%
The WhiteWave Foods Co.	0.6%
Computer Sciences Corp.	0.6%
SVB Financial Group	0.6%
Everest Re Group Ltd.	0.6%
Alleghany Corp.	0.6%
CDK Global, Inc.	0.5%
Duke Realty Corp.	0.5%
Huntington Ingalls Industries, Inc.	0.5%
ANSYS, Inc.	0.5%

5.6%

MM S&P Mid Cap Index Fund Sector Table (% of Net Assets) on 3/31/17

Financial	23.7%
Industrial	18.1%
Consumer, Non-cyclical	15.2%
Consumer, Cyclical	11.4%
Technology	11.2%
Basic Materials	5.3%
Utilities	5.3%
Mutual Funds	4.9%
Energy	3.5%
Communications	2.9%

Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM Russell 2000® Small Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the Russell 2000® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 2000® Index and Russell® are trademarks of the Frank Russell Company.

MM Russell 2000 Small Cap Index Fund Largest Holdings (% of Net Assets) on 3/31/17

Advanced Micro Devices, Inc.	0.6%
The Chemours Co.	0.4%
Microsemi Corp.	0.3%
Take-Two Interactive Software, Inc.	0.3%
Olin Corp.	0.3%
LogMeIn, Inc.	0.3%
New Residential Investment Corp.	0.3%
Coherent, Inc.	0.3%
Exelixis, Inc.	0.3%
F.N.B. Corp.	0.2%

3.3%

MM Russell 2000 Small Cap Index Fund Sector Table (% of Net Assets) on 3/31/17

Financial	26.4%
Consumer, Non-cyclical	18.7%
Industrial	13.6%
Mutual Funds	11.7%
Consumer, Cyclical	10.9%
Technology	10.2%
Communications	6.1%
Basic Materials	4.2%
Utilities	3.4%
Energy	3.1%
Diversified	0.1%
Government	0.0%

Total Long-Term Investments	108.4%
Short-Term Investments and Other Assets and Liabilities	(8.4)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Mid Cap Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which oversaw approximately 80% of the Fund’s portfolio; and Frontier Capital Management Company, LLC (Frontier), which was responsible for approximately 20% of the Fund’s portfolio, as of March 31, 2017. Effective March 28, 2017, the name of the Fund changed from the MassMutual Select Mid Cap Growth Equity II Fund to the MassMutual Select Mid Cap Growth Fund.

MassMutual Select Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 3/31/17

Teleflex, Inc.	1.8%
Willis Towers Watson PLC	1.8%
Equifax, Inc.	1.8%
Textron, Inc.	1.7%
The Cooper Cos., Inc.	1.6%
Microchip Technology, Inc.	1.5%
Dollar General Corp.	1.4%
Global Payments, Inc.	1.4%
Norwegian Cruise Line Holdings Ltd.	1.4%
Fiserv, Inc.	1.4%

15.8%

MassMutual Select Mid Cap Growth Fund Sector Table (% of Net Assets) on 3/31/17

Consumer, Non-cyclical	31.0%
Industrial	19.1%
Consumer, Cyclical	16.6%
Technology	13.2%
Financial	8.9%
Mutual Funds	6.1%
Basic Materials	3.3%
Communications	2.8%
Energy	1.0%

Total Long-Term Investments	102.0%
Short-Term Investments and Other Assets and Liabilities	(2.0)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company LLP (Wellington Management), which managed approximately 64% of the Fund’s portfolio and OFI Global Institutional, Inc. (OFI Global), which oversaw approximately 36% of the Fund’s portfolio, as of March 31, 2017.

MassMutual Select Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 3/31/17

Western Alliance Bancorp	1.4%
HubSpot, Inc.	1.3%
Sterling Bancorp	1.2%
Entegris, Inc.	1.1%
Veeva Systems, Inc. Class A	1.0%
Insulet Corp.	1.0%
Monolithic Power Systems, Inc.	1.0%
Masonite International Corp.	1.0%
iShares Russell 2000 Index Fund	0.9%
John Bean Technologies Corp.	0.9%

10.8%

MassMutual Select Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 3/31/17

Consumer, Non-cyclical	19.4%
Technology	18.1%
Industrial	17.1%
Financial	16.5%
Consumer, Cyclical	14.2%
Mutual Funds	11.6%
Communications	6.9%
Energy	3.3%
Basic Materials	2.7%
Utilities	0.6%

Total Long-Term Investments	110.4%
Short-Term Investments and Other Assets and Liabilities	(10.4)%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Diversified International Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities from developed countries included in the MSCI EAFE Value Index, which is the Fund’s benchmark. The Fund may invest up to 15% of its total assets in equity securities of issuers in emerging markets countries and typically does not invest in U.S. companies. The Fund may invest a substantial part of its asset in just one region or country. The Fund’s subadviser is J.P. Morgan Investment Management Inc. (J.P. Morgan).

MassMutual Select Diversified International Fund Largest Holdings (% of Net Assets) on 3/31/17

Royal Dutch Shell PLC Class A	4.0%
TOTAL SA	3.5%
Mitsubishi UFJ Financial Group, Inc.	2.9%
Australia & New Zealand Banking Group Ltd.	2.8%
Siemens AG	2.8%
BNP Paribas SA	2.3%
AXA SA	2.3%
Zurich Insurance Group AG	1.9%
ING Groep NV	1.9%
Nippon Telegraph & Telephone Corp.	1.9%

26.3%

MassMutual Select Diversified International Fund Sector Table (% of Net Assets) on 3/31/17

Financial	35.9%
Consumer, Cyclical	16.5%
Industrial	13.2%
Energy	10.1%
Consumer, Non-cyclical	6.8%
Communications	5.9%
Basic Materials	4.5%
Utilities	3.9%
Technology	2.6%

Total Long-Term Investments	99.4%
Other Assets and Liabilities	0.6%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM MSCI EAFE® International Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities included in the MSCI EAFE Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included in the Index, in weightings that approximate the relative composition of the securities contained in the Index, and in Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The Fund is not sponsored, endorsed, sold, or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers, or any other third party involved in, or related to, compiling, computing, or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by MML Advisers. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Fund or any other person or entity regarding the advisability of investing in funds generally or in the Fund particularly or the ability of any MSCI index to track corresponding stock market performance.

MM MSCI EAFE International Index Fund Largest Holdings (% of Net Assets) on 3/31/17

Nestle SA	1.8%
Roche Holding AG	1.3%
Novartis AG	1.2%
HSBC Holdings PLC	1.2%
Toyota Motor Corp.	1.0%
British American Tobacco PLC	0.9%
Royal Dutch Shell PLC Class A	0.8%
TOTAL SA	0.8%
Commonwealth Bank of Australia	0.8%
BP PLC	0.8%

10.6%

MM MSCI EAFE International Index Fund Sector Table (% of Net Assets) on 3/31/17

Financial	23.7%
Consumer, Non-cyclical	22.1%
Industrial	13.2%
Consumer, Cyclical	12.5%
Communications	6.6%
Basic Materials	6.0%
Energy	4.7%
Utilities	3.3%
Technology	3.1%
Mutual Funds	2.6%
Diversified	0.6%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

MassMutual Select Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Select Overseas Fund, and who are the Fund’s subadvisers?

The Fund seeks growth of capital over the long-term by investing in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of foreign companies, including companies located in Europe, Latin America, and Asia. The Fund may invest up to 25% of its total assets in equity securities of issuers in emerging markets. The Fund’s subadvisers are Massachusetts Financial Services Company (MFS), which was responsible for approximately 51% of the Fund’s portfolio; Harris Associates L.P. (Harris), which oversaw approximately 28% of the Fund’s portfolio; and J.P. Morgan Investment Management Inc. (J.P. Morgan), which managed approximately 21% of the Fund’s portfolio as of March 31, 2017.

MassMutual Select Overseas Fund Largest Holdings (% of Net Assets) on 3/31/17

Nestle SA	2.2%
Bayer AG	2.0%
Roche Holding AG	1.7%
Hoya Corp.	1.6%
Pernod Ricard SA	1.5%
BNP Paribas SA	1.5%
Schneider Electric SE	1.5%
Air Liquide SA	1.4%
LVMH Moet Hennessy Louis Vuitton SE	1.4%
WPP PLC	1.4%

16.2%

MassMutual Select Overseas Fund Sector Table (% of Net Assets) on 3/31/17

Financial	23.4%
Consumer, Non-cyclical	22.0%
Industrial	15.7%
Consumer, Cyclical	15.2%
Technology	6.0%
Communications	5.9%
Basic Materials	5.4%
Energy	3.5%
Mutual Funds	3.4%
Utilities	1.4%

Total Long-Term Investments	101.9%
Short-Term Investments and Other Assets and Liabilities	(1.9)%

Net Assets	100.0%

MassMutual Select Total Return Bond Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.5%

CORPORATE DEBT — 30.0%
Aerospace & Defense — 0.2%
United Technologies Corp. STEP 1.778% 5/04/18	$1,717,000	$1,716,515

Airlines — 1.0%
America West Airlines, Inc. 8.057% 1/02/22	686,479	768,856
Continental Airlines, Inc. 5.983% 10/19/23	3,583,632	3,941,995
Continental Airlines, Inc. 6.545% 8/02/20	484,108	514,365
Continental Airlines, Inc. 8.048% 5/01/22	1,984,096	2,172,585
US Airways, Inc. 7.125% 4/22/25	1,252,835	1,447,025

		8,844,826

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC 2.145% 1/09/18	900,000	902,287
Ford Motor Credit Co. LLC 3.000% 6/12/17	700,000	701,981
Ford Motor Credit Co. LLC 6.625% 8/15/17	1,500,000	1,527,357
General Motors Co. 3.500% 10/02/18	1,110,000	1,134,366
General Motors Financial Co., Inc. 3.200% 7/06/21	200,000	200,759
General Motors Financial Co., Inc. 3.450% 4/10/22	1,400,000	1,410,710

		5,877,460

Auto Parts & Equipment — 0.0%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	450,000	450,000

Banks — 9.5%
Bank of America Corp. 2.000% 1/11/18	8,100,000	8,120,704
Bank of America Corp. 5.650% 5/01/18	9,815,000	10,211,703
Capital One NA 2.350% 8/17/18	2,025,000	2,037,755
Citigroup, Inc. 3 mo. USD LIBOR + .550%, FRN 1.602% 8/25/36	2,000,000	1,615,000
Citigroup, Inc. 1.750% 5/01/18	1,000,000	999,716
Citigroup, Inc. 1.800% 2/05/18	2,000,000	2,001,028
Citigroup, Inc. 2.150% 7/30/18	3,075,000	3,085,563

	Principal Amount	Value
Credit Suisse AG 3 mo. USD LIBOR + .490%, FRN 1.542% 5/26/17	$2,115,000	$2,116,373
Discover Bank 2.000% 2/21/18	1,565,000	1,566,318
Discover Bank 4.200% 8/08/23	2,120,000	2,207,791
The Goldman Sachs Group, Inc. 2.375% 1/22/18	2,000,000	2,010,964
The Goldman Sachs Group, Inc. 3.850% 7/08/24	1,150,000	1,177,981
The Goldman Sachs Group, Inc. 3.850% 1/26/27	4,055,000	4,074,776
The Goldman Sachs Group, Inc. 5.950% 1/18/18	2,000,000	2,065,344
The Goldman Sachs Group, Inc. 6.150% 4/01/18	2,000,000	2,083,560
JP Morgan Chase & Co. 6.300% 4/23/19	6,900,000	7,495,159
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	11,945,127
Morgan Stanley 5.500% 7/24/20	1,350,000	1,473,808
Morgan Stanley 5.950% 12/28/17	9,000,000	9,280,395
Santander UK Group Holdings PLC 2.875% 10/16/20	2,000,000	2,002,084
UBS AG 1.375% 6/01/17	2,000,000	2,000,404
Wachovia Corp. 5.750% 2/01/18	2,000,000	2,062,850
Wells Fargo & Co. 2.500% 3/04/21	145,000	144,585
Wells Fargo Bank NA 1.750% 5/24/19	2,500,000	2,492,107
Wells Fargo Bank NA 2.150% 12/06/19	3,010,000	3,020,138

		87,291,233

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	3,249,000	3,285,389
DS Services of America, Inc. (a) 10.000% 9/01/21	1,400,000	1,501,500

		4,786,889

Biotechnology — 0.5%
Amgen, Inc. 4.663% 6/15/51	1,500,000	1,500,933
Celgene Corp. 3.875% 8/15/25	676,000	690,942
Celgene Corp. 4.625% 5/15/44	160,000	158,687

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Celgene Corp. 5.000% 8/15/45	$500,000	$523,358
Gilead Sciences, Inc. 4.150% 3/01/47	2,095,000	1,953,740

		4,827,660

Chemicals — 0.1%
Axalta Coating Systems LLC (a) 4.875% 8/15/24	450,000	461,250
Valvoline, Inc. (a) 5.500% 7/15/24	450,000	472,500

		933,750

Commercial Services — 0.1%
IHS Markit Ltd. (a) 5.000% 11/01/22	500,000	523,750

Diversified Financial Services — 3.8%
American Express Co. 7.000% 3/19/18	2,500,000	2,625,203
CIT Group, Inc. 5.250% 3/15/18	1,406,000	1,443,786
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	20,300,000	20,186,933
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	2,548,000	2,690,571
International Lease Finance Corp. (a) 7.125% 9/01/18	3,911,000	4,179,873
Protective Life Global Funding 3 mo. USD LIBOR + .550%, FRN (a) 1.656% 6/08/18	2,000,000	2,001,022
Protective Life Global Funding (a) 2.700% 11/25/20	1,495,000	1,505,842

		34,633,230

Electric — 2.2%
AEP Texas, Inc. (a) 3.850% 10/01/25	2,000,000	2,069,366
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,276,505
FirstEnergy Transmission LLC (a) 5.450% 7/15/44	2,000,000	2,184,616
IPALCO Enterprises, Inc. 5.000% 5/01/18	4,588,000	4,714,170
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	2,023,474
NextEra Energy Capital Holdings, Inc. 2.056% 9/01/17	4,000,000	4,012,892
Oncor Electric Delivery Co. LLC 4.100% 6/01/22	2,000,000	2,130,958
Public Service Electric & Gas Co. 4.150% 11/01/45	2,000,000	2,027,532

		20,439,513

	Principal Amount	Value
Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	$450,000	$464,625

Food Services — 0.0%
Aramark Services, Inc. 4.750% 6/01/26	450,000	452,813

Foods — 0.4%
Chobani LLC/Chobani Finance Corp., Inc. (a) (b) 7.500% 4/15/25	230,000	235,463
Kraft Heinz Foods Co. 4.375% 6/01/46	1,000,000	938,403
Kraft Heinz Foods Co. 5.200% 7/15/45	1,750,000	1,826,566
Lamb Weston Holdings, Inc. (a) 4.625% 11/01/24	450,000	459,000

		3,459,432

Gas — 0.4%
KeySpan Gas East Corp. (a) 5.819% 4/01/41	2,837,000	3,441,179

Health Care – Products — 0.0%
Hill-Rom Holdings, Inc. (a) 5.750% 9/01/23	400,000	414,500

Health Care – Services — 0.7%
Aetna, Inc. 1.700% 6/07/18	2,600,000	2,600,047
Centene Corp. 4.750% 1/15/25	680,000	683,829
DaVita, Inc. 5.000% 5/01/25	400,000	401,000
HCA, Inc. 6.500% 2/15/20	1,500,000	1,641,570
Tenet Healthcare Corp. 3 mo. USD LIBOR + 3.500%, FRN 4.631% 6/15/20	750,000	753,750
Tenet Healthcare Corp. 6.000% 10/01/20	180,000	190,350
WellCare Health Plans, Inc. 5.250% 4/01/25	408,000	417,506

		6,688,052

Insurance — 1.3%
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%, VRN (a) 6.151% 11/01/53	1,750,000	1,892,065
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	3,290,000	3,311,385
The Guardian Life Insurance Co. of America (a) 4.875% 6/19/64	3,000,000	3,054,354

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%, VRN (a) 4.375% 9/15/54	$4,000,000	$3,950,000

		12,207,804

Media — 0.8%
Altice US Finance I Corp. (a) 5.375% 7/15/23	500,000	515,625
Altice US Finance I Corp. (a) 5.500% 5/15/26	200,000	205,500
CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b) 5.125% 5/01/27	740,000	743,700
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	3,945,000	4,168,555
CSC Holdings LLC (a) 5.500% 4/15/27	700,000	711,375
CSC Holdings LLC 8.625% 2/15/19	233,000	255,718
DISH DBS Corp. 5.875% 7/15/22	200,000	210,124
DISH DBS Corp. 6.750% 6/01/21	260,000	280,637

		7,091,234

Miscellaneous – Manufacturing — 0.3%
General Electric Co. 5.875% 1/14/38	716,000	903,698
Siemens Financieringsmaatschappij NV (a) 1.700% 9/15/21	1,575,000	1,518,476

		2,422,174

Oil & Gas — 0.2%
Anadarko Petroleum Corp. 4.500% 7/15/44	1,000,000	943,294
Noble Energy, Inc. 3.900% 11/15/24	1,100,000	1,114,962

		2,058,256

Packaging & Containers — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	270,000	277,765

Pharmaceuticals — 1.0%
AbbVie, Inc. 3.200% 5/14/26	1,250,000	1,201,596
AbbVie, Inc. 4.700% 5/14/45	1,000,000	997,350
Actavis Funding SCS 3.800% 3/15/25	1,630,000	1,644,870

	Principal Amount	Value
AstraZeneca PLC 3.375% 11/16/25	$1,200,000	$1,208,215
Grifols Worldwide Operations Ltd. 5.250% 4/01/22	200,000	207,600
Shire Acquisitions Investments Ireland DAC 1.900% 9/23/19	3,000,000	2,978,379
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	400,000	308,000
Valeant Pharmaceuticals International, Inc. (a) 5.875% 5/15/23	650,000	504,563
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	450,000	346,500

		9,397,073

Pipelines — 1.3%
Boardwalk Pipelines LP 3.375% 2/01/23	1,000,000	974,476
Energy Transfer Partners LP 3.600% 2/01/23	790,000	785,224
Energy Transfer Partners LP 3 mo. USD LIBOR + 3.018%, FRN 4.052% 11/01/66	440,000	371,800
Energy Transfer Partners LP 5.950% 10/01/43	750,000	776,535
EnLink Midstream Partners LP 5.050% 4/01/45	600,000	565,007
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	800,000	887,501
Kinder Morgan Energy Partners LP 3.500% 9/01/23	2,000,000	1,968,430
Kinder Morgan Energy Partners LP 4.250% 9/01/24	2,000,000	2,025,132
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,108,000	1,157,860
Williams Partners LP 3.600% 3/15/22	2,000,000	2,028,756
Williams Partners LP 5.100% 9/15/45	1,000,000	991,621

		12,532,342

Real Estate — 0.3%
American Campus Communities Operating Partnership LP 3.350% 10/01/20	3,000,000	3,048,408

Real Estate Investment Trusts (REITS) — 2.9%
Alexandria Real Estate Equities, Inc. 4.600% 4/01/22	2,000,000	2,124,914
Boston Properties LP 3.700% 11/15/18	3,495,000	3,582,032

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DDR Corp. 7.500% 4/01/17	$1,130,000	$1,130,000
Equinix, Inc. 5.375% 5/15/27	587,000	606,078
HCP, Inc. 4.000% 12/01/22	3,500,000	3,610,296
HCP, Inc. 5.625% 5/01/17	1,500,000	1,504,452
Highwoods Realty LP 7.500% 4/15/18	1,476,000	1,558,702
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	250,000	263,750
National Retail Properties, Inc. 6.875% 10/15/17	2,725,000	2,799,038
SBA Communications Corp. (a) 4.875% 9/01/24	478,000	471,929
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 1.750% 9/15/17	4,845,000	4,846,197
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,331,542
Welltower, Inc. 4.700% 9/15/17	2,825,000	2,862,089

		26,691,019

Retail — 0.3%
CVS Health Corp. 4.000% 12/05/23	900,000	945,169
Walgreens Boots Alliance, Inc. 3.100% 6/01/23	1,500,000	1,497,927

		2,443,096

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	500,000	518,750

Software — 0.3%
First Data Corp. (a) 5.000% 1/15/24	1,012,000	1,029,710
Microsoft Corp. 3.750% 2/12/45	600,000	569,182
MSCI, Inc. (a) 4.750% 8/01/26	400,000	404,000
Quintiles IMS, Inc. (a) 4.875% 5/15/23	500,000	506,875

		2,509,767

Telecommunications — 1.1%
AT&T, Inc. 4.750% 5/15/46	2,900,000	2,705,952
AT&T, Inc. 4.800% 6/15/44	1,500,000	1,406,117

	Principal Amount	Value
AT&T, Inc. 5.250% 3/01/37	$1,875,000	$1,911,476
Sprint Communications, Inc. (a) 9.000% 11/15/18	1,000,000	1,088,750
T-Mobile USA, Inc. 5.375% 4/15/27	300,000	309,750
Verizon Communications, Inc. 4.862% 8/21/46	2,665,000	2,562,128

		9,984,173

TOTAL CORPORATE DEBT (Cost $275,524,837)		276,427,288

MUNICIPAL OBLIGATIONS — 1.6%
City of New York NY 6.271% 12/01/37	1,750,000	2,291,537
New York City Water & Sewer System BAB 6.124% 6/15/42	10,000,000	11,129,500
New York State Dormitory Authority 5.051% 9/15/27	600,000	689,286
State of California 7.950% 3/01/36	700,000	807,072

		14,917,395

TOTAL MUNICIPAL OBLIGATIONS (Cost $13,812,702)		14,917,395

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.1%
Automobile ABS — 0.1%
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A 0.870% 11/15/18	1,332,072	1,330,980

Commercial MBS — 2.0%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA, VRN (a) 5.858% 2/24/51	456,891	458,084
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (a) 3.251% 5/10/35	1,310,000	1,336,995
COMM Mortgage Trust, Series 2016-787S, Class A (a) 3.545% 2/10/36	1,280,000	1,306,849
COMM Mortgage Trust, Series 2014-277P, Class A, VRN (a) 3.611% 8/10/49	1,340,000	1,388,875

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
COMM Mortgage Trust, Series 2013-300P, Class A1 (a) 4.353% 8/10/30	$1,240,000	$1,342,526
Fannie Mae-Aces, Series 2014-M6, Class FA, 1 mo. USD LIBOR + .290%, FRN 1.070% 12/25/17	501,648	501,235
GS Mortgage Securities Trust, Series 2011-GC3, Class A4, CMO, 144A (a) 4.753% 3/10/44	4,323,468	4,623,620
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3, Class A4 (a) 4.717% 2/15/46	3,100,000	3,339,167
Liberty Street Trust, Series 2016-225L, Class A (a) 3.597% 2/10/36	1,280,000	1,311,942
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, VRN (a) 3.834% 1/13/32	1,320,000	1,390,471
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, VRN 5.760% 6/15/49	973,982	972,733

		17,972,497

Credit Card ABS — 0.6%
Chase Issuance Trust, Series 2012-A10, Class A10, 1 mo. USD LIBOR + .260%, FRN 1.172% 12/16/19	2,655,000	2,658,544
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 1 mo. USD LIBOR + 1.150%, FRN 2.127% 1/23/20	2,660,000	2,682,686

		5,341,230

Home Equity ABS — 1.6%
Accredited Mortgage Loan Trust, Series 2006-1, Class A3, 1 mo. USD LIBOR + .180%, FRN 1.162% 4/25/36	187,274	187,206
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + .190%, FRN 1.172% 5/25/37	1,235,592	1,261,067
Home Equity Asset Trust, Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .200%, FRN 1.182% 7/25/36	4,465,182	4,414,508
Home Equity Asset Trust, Series 2003-4, Class M1, 1 mo. USD LIBOR + 1.200%, FRN 2.182% 10/25/33	4,600,627	4,356,201

	Principal Amount	Value
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400%, FRN 1.382% 12/25/35	$4,600,000	$4,574,781

		14,793,763

Other ABS — 2.5%
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3, 1 mo. USD LIBOR + .150%, FRN 1.132% 5/25/36	1,037,089	1,028,895
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160%, FRN 1.142% 1/25/34	404,280	394,365
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 1 mo. USD LIBOR + .350%, FRN 1.332% 4/25/36	95,902	95,868
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1, 1 mo. USD LIBOR + .855%, FRN 1.837% 8/25/34	1,153,906	1,127,759
Dryden Senior Loan Fund, Series 2015-37A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.523% 4/15/27	3,650,000	3,676,039
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360%, FRN 1.342% 10/25/35	1,534,896	1,469,741
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%, FRN 1.782% 10/25/35	817,428	779,784
Magnetite CLO Ltd., Series 2015-12A, Class AR, 3 mo. USD LIBOR + 1.330%, FRN (a) 2.353% 4/15/27	3,630,000	3,635,111
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290%, FRN 1.272% 2/25/36	6,395,081	6,177,176
Structured Asset Investment Loan Trust, Series 2005-8, Class A4, 1 mo. USD LIBOR + .360%, FRN 1.342% 10/25/35	3,568,362	3,561,381
Wells Fargo Home Equity Trust, Series 2006-1, Class A4, 1 mo. USD LIBOR + .230%, FRN 1.212% 5/25/36	1,381,664	1,383,449

		23,329,568

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 5.8%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.682% 7/25/56	$3,971,708	$3,944,932
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%, FRN (a) 1.782% 4/26/32	4,100,000	3,990,254
Goal Capital Funding Trust, Series 2005-2, Class A3, 3 mo. USD LIBOR + .170%, FRN 1.222% 5/28/30	3,551,770	3,526,390
Navient Student Loan Trust, Series 2014-8, Class A3, 1 mo. USD LIBOR + .600%, FRN 1.582% 5/27/49	7,680,000	7,406,282
Nelnet Student Loan Trust, Series 2015-2A, Class A2, 1 mo. USD LIBOR + .600%, FRN (a) 1.582% 9/25/47	5,319,180	5,273,805
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%, FRN 1.291% 9/15/39	7,720,000	7,198,696
SLC Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .160%, FRN 1.291% 3/15/55	7,380,000	6,730,028
SLM Student Loan Trust, Series 2012-7, Class A2, 1 mo. USD LIBOR + .280%, FRN 1.262% 9/25/19	1,752,565	1,751,780
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 1.338% 1/25/41	3,172,060	2,879,982
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%, FRN 2.888% 7/25/73	3,735,000	3,673,754
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%, FRN 3.288% 10/25/83	3,630,000	3,672,215
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%, FRN (a) 1.208% 4/25/40	3,300,000	3,022,255

		53,070,373

	Principal Amount	Value
WL Collateral CMO — 3.5%
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, VRN 2.971% 5/25/35	$3,440,191	$3,204,569
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, VRN 3.511% 3/25/36	21,585	21,247
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, VRN 2.994% 11/25/35	5,498,266	5,062,938
IndyMac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2, 1 mo. USD LIBOR + .180%, FRN 1.162% 2/25/37	2,252,993	2,203,495
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, VRN 3.253% 8/25/35	1,641,370	1,633,709
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, VRN 3.028% 4/25/34	2,414,036	2,375,157
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750%, FRN (a) 1.364% 6/26/47	5,037,547	4,863,549
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + ..185%, FRN 1.167% 8/25/36	1,477,632	1,252,351
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310%, FRN 1.292% 1/25/45	2,357,819	2,176,173
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB 7.000% 8/25/35	4,994,882	3,365,074
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1, VRN 3.182% 2/25/34	976,454	1,036,487
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	1,506,774	1,502,069
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4, VRN 5.119% 4/25/37	3,935,707	3,564,177

		32,260,995

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $145,687,092)		$148,099,406

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 30.1%
Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KS02, Class A 1.159% 8/25/23 1 mo. USD LIBOR + .380%, FRN	$2,952,315	2,954,284
Series KJ05, Class A1 1.418% 5/25/21	4,455,264	4,396,199
Series K040, Class A2 3.241% 9/25/24	3,345,000	3,465,049
Series K151, Class A3 3.511% 4/25/30	2,870,000	2,912,055

		13,727,587

Pass-Through Securities — 28.6%
Federal Home Loan Mortgage Corp. Pool #G18622 2.500% 12/01/31	5,206,431	5,216,803
Pool #G18596 3.000% 4/01/31	1,153,099	1,184,539
Pool #G08715 3.000% 8/01/46	5,376,861	5,333,174
Pool #G08721 3.000% 9/01/46	727,620	721,708
Pool #G08726 3.000% 10/01/46	9,755,334	9,673,023
Pool #G08732 3.000% 11/01/46	6,631,597	6,575,643
Pool #G08741 3.000% 1/01/47	3,989,778	3,956,114
Pool #G08747 3.000% 2/01/47	1,292,772	1,281,864
Pool #G07848 3.500% 4/01/44	10,972,755	11,338,371
Pool #G07924 3.500% 1/01/45	4,412,836	4,539,187
Pool #G60138 3.500% 8/01/45	7,045,793	7,255,241
Pool #G08681 3.500% 12/01/45	6,536,705	6,691,186
Pool #G08698 3.500% 3/01/46	9,099,092	9,314,129
Pool #G08702 3.500% 4/01/46	3,699,818	3,787,255

	Principal Amount	Value
Pool #G08711 3.500% 6/01/46	$5,547,363	$5,676,729
Pool #G08716 3.500% 8/01/46	7,860,594	8,043,905
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	2,200,000	2,194,774
Pool #MA2740 2.500% 9/01/26	4,686,516	4,754,434
Pool #AN2275 2.680% 8/01/28	2,940,000	2,826,427
Pool #AN1609 2.950% 5/01/31	2,285,124	2,232,584
Pool #MA1607 3.000% 10/01/33	5,552,846	5,671,061
Pool #AN1282 3.010% 4/01/28	820,000	818,215
Pool #466386 3.430% 10/01/20	2,911,686	3,023,958
Pool #AN0877 3.500% 2/01/31	979,177	1,007,624
Pool #AB4262 3.500% 1/01/32	4,841,019	5,056,028
Pool #MA1148 3.500% 8/01/42	10,126,808	10,364,551
Pool #466216 3.540% 10/01/20	2,500,000	2,607,309
Pool #AM7122 3.610% 11/01/34	1,901,321	1,954,694
Pool #AM4407 3.650% 9/01/23	1,924,199	2,040,647
Pool #AX2491 4.000% 10/01/44	3,070,546	3,221,434
Pool #AL9027 4.000% 9/01/46	6,795,102	7,129,017
Pool #AL9549 4.000% 9/01/46	2,989,707	3,136,623
Pool #FN0003 4.283% 1/01/21	2,714,492	2,901,590
Pool #468066 4.295% 6/01/21	4,134,310	4,445,821
Pool #AL9106 4.500% 2/01/46	1,362,270	1,463,961
Pool #AL9105 4.500% 10/01/46	2,724,006	2,924,795
Federal National Mortgage Association TBA Pool #5650 3.000% 11/01/28 (b)	6,025,000	6,177,978
Pool #6237 3.000% 6/01/44 (b)	4,725,000	4,685,133

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #1058 3.500% 2/01/44 (b)	$2,090,000	$2,138,005
Pool #11192 4.000% 3/01/43 (b)	9,100,000	9,545,758
Pool #20567 4.500% 10/01/40 (b)	34,965,000	37,497,232
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	7,142,016	7,212,599
Pool #MA3521 3.500% 3/20/46	4,574,886	4,750,554
Pool #MA3597 3.500% 4/20/46	4,775,792	4,959,175
Pool #MA3663 3.500% 5/20/46	3,391,017	3,521,227
Pool #MA4127 3.500% 12/20/46	4,966,958	5,156,517
Government National Mortgage Association II TBA Pool #587 3.000% 2/01/45 (b)	5,045,000	5,089,932
Pool #304 3.500% 9/01/44 (b)	4,555,000	4,723,321
Pool #1235 4.000% 1/01/44 (b)	7,425,000	7,843,236

		263,665,085

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $280,483,583)		277,392,672

U.S. TREASURY OBLIGATIONS — 22.7%
U.S. Treasury Bonds & Notes — 22.7%
U.S. Treasury Bond 2.875% 11/15/46	6,925,000	6,721,145
U.S. Treasury Bond 3.000% 2/15/47	36,570,000	36,447,147
U.S. Treasury Inflation Index 0.375% 7/15/25	9,439,713	9,463,840
U.S. Treasury Inflation Index 0.750% 2/15/45	7,263,747	6,914,564
U.S. Treasury Note 0.750% 10/31/17	5,830,000	5,823,396
U.S. Treasury Note 1.500% 1/31/22	20,595,000	20,189,857
U.S. Treasury Note 1.875% 1/31/22	10,345,000	10,323,259
U.S. Treasury Note 1.875% 2/28/22	46,920,000	46,822,496
U.S. Treasury Note 1.875% 3/31/22	20,160,000	20,109,600

	Principal Amount	Value
U.S. Treasury Note 2.250% 2/15/27	$47,315,000	$46,716,172

		209,531,476

TOTAL U.S. TREASURY OBLIGATIONS (Cost $208,660,199)		209,531,476

TOTAL BONDS & NOTES (Cost $924,168,413)		926,368,237

TOTAL LONG-TERM INVESTMENTS (Cost $924,168,413)		926,368,237

SHORT-TERM INVESTMENTS — 7.4%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (c)	21,705,544	21,705,544

Sovereign Debt Obligations — 3.9%
Japan Treasury Discount Bill JPY (d) 0.000% 4/17/17	1,400,000,000	12,575,919
Japan Treasury Discount Bill JPY (d) 0.000% 5/01/17	1,600,000,000	14,374,088
Japan Treasury Discount Bill JPY (d) 0.000% 6/19/17	1,020,000,000	9,166,385

		36,116,392

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	110,049	110,049

U.S. Treasury Bill — 1.2%
U.S. Treasury Bill (e) 0.473% 4/06/17	30,000	29,999
U.S. Treasury Bill (e) 0.509% 4/06/17	585,000	584,970
U.S. Treasury Bill 0.716% 4/27/17	10,180,000	10,175,042

		10,790,011

TOTAL SHORT-TERM INVESTMENTS (Cost $67,910,099)		68,721,996

TOTAL INVESTMENTS — 107.9% (Cost $992,078,512) (f)		995,090,233

Other Assets/(Liabilities) — (7.9)%		(73,257,128)

NET ASSETS — 100.0%		$921,833,105

The accompanying notes are an integral part of the financial statements.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
JPY	Japanese Yen
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
WL	Whole Loan
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $92,327,450 or 10.02% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $21,705,635. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $22,142,022.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

PREFERRED STOCK — 0.0%
Financial — 0.0%
Banks — 0.0%
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%, VRN 7.409%	6,050	$161,233

TOTAL PREFERRED STOCK (Cost $162,660)		161,233

TOTAL EQUITIES (Cost $162,660)		161,233

	Principal Amount
BONDS & NOTES — 96.0%

BANK LOANS — 3.8%
Airlines — 0.1%
American Airlines, Inc., 2017 Term Loan B 2.982% 6/26/20	$485,109	484,231

Building Materials — 0.1%
American Builders & Contractors Supply Co., Inc., Term Loan B 3.732% 10/31/23	327,475	328,038

Coal — 0.1%
Murray Energy Corp., Term Loan B2 8.397% 4/16/20	204,693	198,360

Commercial Services — 0.3%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2 3.500% 3/20/22	330,000	334,264
Brickman Group Ltd., 1st Lien Term Loan 4.001% 12/18/20	127,374	127,619
Jaguar Holding Co. II, 2015 Term Loan B 4.328% 8/18/22	340,739	341,591
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan 4.250% 5/02/22	400,000	403,832

		1,207,306

Computers — 0.1%
Dell, Inc., Term Loan A2 3.240% 9/07/21	395,000	394,704

Diversified Financial Services — 0.0%
Ziggo Secured Finance Partnership, USD Term Loan E 3.412% 4/15/25	170,000	169,716

	Principal Amount	Value
Electric — 0.3%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan 4.304% 6/30/17	$1,060,000	$1,058,230

Entertainment — 0.1%
Aristocrat Leisure Limited, 2017 Term Loan B 3.143% 10/20/21	35,514	35,703
UPC Financing Partnership, USD Term Loan AP 3.662% 4/15/25	340,000	340,707

		376,410

Food Service — 0.1%
Aramark Services, Inc., 2017 USD Term Loan B 2.000% 3/28/24	350,000	351,750

Health Care – Services — 0.2%
DaVita HealthCare Partners, Inc., Term Loan B 3.732% 6/24/21	308,414	311,693
HCA, Inc., Term Loan B8 3.232% 2/15/24	349,125	351,932
MPH Acquisition Holdings LLC, 2016 Term Loan B 4.897% 6/07/23	291,873	295,416

		959,041

Holding Company – Diversified — 0.2%
Reynolds Group Holdings, Inc., USD 2017 Term Loan 3.982% 2/05/23	667,541	669,837

Investment Companies — 0.0%
RPI Finance Trust, Term Loan B5 3.647% 10/14/22	34,501	34,561

Lodging — 0.3%
Boyd Gaming Corp., 2017 Term Loan B2 3.947% 9/15/23	360,585	362,330
Four Seasons Holdings, Inc., New 1st Lien Term Loan 4.147% 11/30/23	299,250	302,243
Hilton Worldwide Finance LLC, Term Loan B2 2.982% 10/25/23	378,599	381,222

		1,045,795

Media — 0.5%
CBS Radio, Inc., Term Loan B 4.500% 10/17/23	373,965	377,704
Charter Communications Operating LLC, 2016 Term Loan I Add 3.232% 1/15/24	317,594	318,963

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CSC Holdings LLC, 2016 Term Loan 3.943% 10/11/24	$65,789	$65,605
Numericable U.S. LLC, USD Term Loan B10 4.289% 1/14/25	349,125	349,125
Univision Communications, Inc., Term Loan C5 3.750% 3/15/24	763,554	758,461

		1,869,858

Packaging & Containers — 0.2%
Berry Plastics Group, Inc., Term Loan I 3.524% 10/01/22	284,398	286,056
Berry Plastics Group, Inc., Term Loan J 3.524% 1/19/24	350,000	352,090

		638,146

Pharmaceuticals — 0.1%
DPx Holdings B.V., 2014 USD Incremental Term Loan 4.397% 3/11/21	352,746	352,746
Valeant Pharmaceuticals International, Inc., Term Loan B F1 5.570% 4/01/22	251,008	251,563

		604,309

Retail — 0.6%
1011778 B.C. ULC, Term Loan B3 3.309% 2/16/24	353,963	354,111
Academy, Ltd., 2015 Term Loan B 5.056% 7/01/22	306,143	225,321
Albertsons LLC, USD 2016 Term Loan B4 3.982% 8/22/21	238,802	239,777
Albertsons LLC, USD 2016 Term Loan B6 4.302% 8/22/21	379,050	380,946
Michaels Stores, Inc., 2016 Term Loan B1 3.750% 1/30/23	323,988	322,909
The Neiman Marcus Group, Inc., 2020 Term Loan 4.250% 10/25/20	34,152	27,395
Party City Holdings, Inc., 2016 Term Loan 3.872% 8/19/22	357,031	355,945
Petco Animal Supplies, Inc., 2017 Term Loan B 4.287% 1/26/23	278,392	261,758
PetSmart, Inc., Term Loan B2 4.020% 3/11/22	443,175	422,678

		2,590,840

Software — 0.1%
First Data Corp., 2016 USD Term Loan 3.984% 3/24/21	336,404	338,867

	Principal Amount	Value
Telecommunications — 0.2%
Level 3 Financing, Inc., 2017 Term Loan B 3.227% 2/22/24	$370,000	$370,463
Virgin Media Investment Holdings Limited, USD Term Loan I 3.662% 1/31/25	318,737	319,435

		689,898

Transportation — 0.2%
Air Medical Group Holdings, Inc., Term Loan B 4.250% 4/28/22	157,200	157,052
Flying Fortress, Inc., New Term Loan 3.000% 4/30/20	350,000	352,772
XPO Logistics, Inc., 2017 Term Loan B 3.108% 11/01/21	332,226	333,004

		842,828

TOTAL BANK LOANS (Cost $14,986,154)		14,852,725

CORPORATE DEBT — 23.5%
Advertising — 0.0%
WPP Finance 2010 5.125% 9/07/42	60,000	60,218

Aerospace & Defense — 0.3%
Boeing Capital Corp. 4.700% 10/27/19	150,000	161,433
The Boeing Co. 4.875% 2/15/20	10,000	10,875
The Boeing Co. 6.000% 3/15/19	130,000	140,362
Harris Corp. 5.054% 4/27/45	80,000	87,532
Lockheed Martin Corp. 3.550% 1/15/26	350,000	355,720
Lockheed Martin Corp. 4.500% 5/15/36	60,000	63,722
Raytheon Co. 3.125% 10/15/20	120,000	124,008
United Technologies Corp. 4.500% 6/01/42	100,000	105,836

		1,049,488

Agriculture — 0.5%
Altria Group, Inc. 2.850% 8/09/22	210,000	210,426
Altria Group, Inc. 4.750% 5/05/21	290,000	314,149
Altria Group, Inc. 5.375% 1/31/44	90,000	102,651
Altria Group, Inc. 9.250% 8/06/19	180,000	209,099

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Philip Morris International, Inc. 2.500% 8/22/22	$80,000	$79,042
Philip Morris International, Inc. 2.900% 11/15/21	240,000	242,894
Philip Morris International, Inc. 4.500% 3/20/42	80,000	81,463
Reynolds American, Inc. 3.250% 6/12/20	65,000	66,694
Reynolds American, Inc. 5.850% 8/15/45	370,000	434,530
Reynolds American, Inc. 8.125% 6/23/19	10,000	11,274

		1,752,222

Airlines — 0.1%
Delta Air Lines, Inc., Series 2007-1 Class A 6.821% 2/10/24	175,984	203,261

Auto Manufacturers — 0.4%
Fiat Chrysler Automobiles NV 4.500% 4/15/20	200,000	203,750
Ford Motor Co. 4.750% 1/15/43	140,000	131,527
Ford Motor Credit Co. LLC 8.125% 1/15/20	420,000	482,667
General Motors Co. 6.250% 10/02/43	300,000	330,402
General Motors Financial Co., Inc. 3.250% 5/15/18	20,000	20,275
General Motors Financial Co., Inc. 3.450% 4/10/22	30,000	30,229
General Motors Financial Co., Inc. 4.250% 5/15/23	10,000	10,319
General Motors Financial Co., Inc. 4.350% 1/17/27	60,000	60,522
General Motors Financial Co., Inc. 4.375% 9/25/21	80,000	84,126
Hyundai Capital America (a) 2.125% 10/02/17	70,000	70,108
Toyota Motor Credit Corp. 1.250% 10/05/17	290,000	289,894

		1,713,819

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Inc 6.625% 10/15/22	210,000	216,300
The Goodyear Tire & Rubber Co. 5.000% 5/31/26	110,000	112,750
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	100,000	104,250

		433,300

	Principal Amount	Value
Banks — 5.9%
Bank of America Corp. 3.300% 1/11/23	$90,000	$90,559
Bank of America Corp. 3.500% 4/19/26	290,000	285,978
Bank of America Corp. 3.875% 8/01/25	250,000	254,432
Bank of America Corp. 4.000% 4/01/24	270,000	279,935
Bank of America Corp. 4.000% 1/22/25	270,000	269,716
Bank of America Corp. 4.125% 1/22/24	290,000	302,916
Bank of America Corp. 4.200% 8/26/24	380,000	386,960
Bank of America Corp. 4.450% 3/03/26	50,000	51,277
Bank of America Corp. 4.875% 4/01/44	220,000	237,279
Bank of America Corp. 5.000% 5/13/21	220,000	238,870
Bank of America Corp. 5.000% 1/21/44	510,000	555,799
Bank of America Corp. 5.625% 7/01/20	210,000	230,316
Bank of America Corp. 5.650% 5/01/18	90,000	93,638
Bank of America Corp. 5.750% 12/01/17	30,000	30,791
Bank of America Corp. 3 mo. USD LIBOR + 3.705%, VRN 6.250% 9/29/49	200,000	210,500
Bank of America Corp. 6.875% 4/25/18	110,000	115,746
Bank of America Corp. 7.625% 6/01/19	40,000	44,592
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	133,397
BNP Paribas SA 2.375% 9/14/17	130,000	130,385
BNP Paribas SA (a) 4.625% 3/13/27	260,000	259,933
Citigroup, Inc. 4.300% 11/20/26	1,070,000	1,080,257
Citigroup, Inc. 4.400% 6/10/25	340,000	346,432
Citigroup, Inc. 4.450% 9/29/27	610,000	617,346
Citigroup, Inc. 4.650% 7/30/45	441,000	459,464
Citigroup, Inc. 4.750% 5/18/46	40,000	39,515

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.300% 5/06/44	$16,000	$17,134
Citigroup, Inc. 3 mo. USD LIBOR + 3.466%, VRN 5.350% 12/31/49	100,000	100,000
Citigroup, Inc. 5.500% 9/13/25	170,000	185,854
Citigroup, Inc. 3 mo. USD LIBOR + 4.230%, VRN 5.900% 12/29/49	40,000	41,750
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%, VRN 5.950% 7/29/49	100,000	104,375
Citigroup, Inc. 3 mo. USD LIBOR + 3.905%, VRN 5.950% 12/29/49	500,000	520,630
Citigroup, Inc. 3 mo. USD LIBOR + 3.423%, VRN 6.300% 12/29/49	150,000	156,375
Citigroup, Inc. 6.625% 6/15/32	20,000	24,364
Citigroup, Inc. 8.125% 7/15/39	10,000	14,677
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	74,968
Cooperatieve Rabobank UA 4.375% 8/04/25	280,000	287,197
Cooperatieve Rabobank UA 4.625% 12/01/23	250,000	263,541
Cooperatieve Rabobank UA 5.250% 8/04/45	295,000	318,296
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 10.868%, VRN (a) 11.000% 12/29/49	210,000	245,175
Credit Agricole SA 3 mo. USD LIBOR + 6.982%, VRN (a) 8.375% 10/29/49	480,000	533,400
Credit Suisse Group Funding Guernsey Ltd. 4.875% 5/15/45	260,000	264,559
The Goldman Sachs Capital II 3 mo. USD LIBOR + .768%, VRN 5.793% 12/29/49	18,000	15,058
The Goldman Sachs Group, Inc. 2.375% 1/22/18	70,000	70,384
The Goldman Sachs Group, Inc. 3.500% 11/16/26	200,000	195,523
The Goldman Sachs Group, Inc. 3.850% 7/08/24	90,000	92,190
The Goldman Sachs Group, Inc. 4.000% 3/03/24	100,000	103,679
The Goldman Sachs Group, Inc. 4.250% 10/21/25	260,000	265,020

	Principal Amount	Value
The Goldman Sachs Group, Inc. 4.750% 10/21/45	$180,000	$189,638
The Goldman Sachs Group, Inc. 5.150% 5/22/45	490,000	514,860
The Goldman Sachs Group, Inc. 5.250% 7/27/21	100,000	109,692
The Goldman Sachs Group, Inc. 6.000% 6/15/20	290,000	321,012
The Goldman Sachs Group, Inc. 6.250% 2/01/41	770,000	966,991
The Goldman Sachs Group, Inc. 6.450% 5/01/36	20,000	23,853
The Goldman Sachs Group, Inc. 6.750% 10/01/37	80,000	98,715
HSBC Holdings PLC 3.400% 3/08/21	490,000	501,134
HSBC Holdings PLC 3.900% 5/25/26	370,000	374,938
HSBC Holdings PLC 4.250% 8/18/25	330,000	332,289
HSBC Holdings PLC 6.500% 9/15/37	300,000	369,474
ING Bank NV (a) 5.800% 9/25/23	210,000	233,644
Intesa Sanpaolo SpA (a) 5.017% 6/26/24	450,000	423,329
JP Morgan Chase & Co. 3.625% 5/13/24	80,000	81,816
JP Morgan Chase & Co. 3.875% 9/10/24	300,000	304,075
JP Morgan Chase & Co. 4.250% 10/01/27	70,000	71,717
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	42,808
JP Morgan Chase & Co. 4.950% 6/01/45	290,000	305,533
Mitsubishi UFJ Financial Group, Inc. 2.998% 2/22/22	160,000	161,045
Morgan Stanley 5.500% 7/24/20	200,000	218,342
Nordea Bank AB (a) 4.875% 5/13/21	390,000	416,095
Royal Bank of Scotland Group PLC 6.000% 12/19/23	240,000	253,681
Royal Bank of Scotland Group PLC 6.100% 6/10/23	210,000	223,165
Royal Bank of Scotland Group PLC 6.125% 12/15/22	110,000	116,482
Royal Bank of Scotland NV 4.650% 6/04/18	70,000	71,642
Santander Holdings USA, Inc. 4.500% 7/17/25	50,000	50,925

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Standard Chartered PLC (a) 5.700% 3/26/44	$470,000	$484,631
State Street Corp. STEP 4.956% 3/15/18	280,000	287,924
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	230,000	223,891
UBS Group Funding Jersey Ltd. (a) 4.125% 9/24/25	210,000	213,553
Wachovia Capital Trust III 3 mo. USD LIBOR + .930%, VRN 5.570% 3/29/49	630,000	630,378
Wells Fargo & Co. 3.000% 10/23/26	380,000	363,832
Wells Fargo & Co. 3.450% 2/13/23	120,000	121,095
Wells Fargo & Co. 4.300% 7/22/27	660,000	685,835
Wells Fargo & Co. 4.400% 6/14/46	180,000	174,326
Wells Fargo & Co. 4.480% 1/16/24	991,000	1,055,927
Wells Fargo & Co. 4.600% 4/01/21	40,000	43,003
Wells Fargo & Co. 4.650% 11/04/44	100,000	100,366
Wells Fargo & Co. 4.750% 12/07/46	320,000	326,918
Wells Fargo & Co. 4.900% 11/17/45	290,000	302,362
Wells Fargo & Co. 5.375% 11/02/43	110,000	122,497
Wells Fargo & Co. 3 mo. USD LIBOR + 3.990%, VRN 5.875% 12/29/49	70,000	75,456
Wells Fargo Bank NA 6.000% 11/15/17	250,000	256,755

		22,885,826

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	190,000	191,429
Anheuser-Busch InBev Finance, Inc. 3.300% 2/01/23	210,000	213,740
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	780,000	788,736
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	970,000	1,048,302
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	237,199
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	108,100
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	282,909

	Principal Amount	Value
Cott Holdings, Inc. (a) 5.500% 4/01/25	$150,000	$152,670
Diageo Capital PLC 4.828% 7/15/20	200,000	216,529
Diageo Investment Corp. 2.875% 5/11/22	150,000	152,715
Molson Coors Brewing Co. 3.000% 7/15/26	210,000	199,696
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	30,999
PepsiCo, Inc. 4.000% 3/05/42	50,000	49,716
Pernod Ricard SA (a) 4.450% 1/15/22	250,000	266,129

		3,938,869

Biotechnology — 0.3%
Amgen, Inc. 3.625% 5/22/24	30,000	30,745
Amgen, Inc. 4.663% 6/15/51	34,000	34,021
Celgene Corp. 3.550% 8/15/22	40,000	41,205
Celgene Corp. 3.625% 5/15/24	40,000	40,489
Celgene Corp. 3.875% 8/15/25	10,000	10,221
Celgene Corp. 5.000% 8/15/45	350,000	366,350
Celgene Corp. 5.250% 8/15/43	70,000	73,565
Gilead Sciences, Inc. 3.700% 4/01/24	210,000	215,717
Gilead Sciences, Inc. 4.500% 2/01/45	10,000	9,865
Gilead Sciences, Inc. 4.750% 3/01/46	200,000	203,998

		1,026,176

Chemicals — 0.2%
Equate Petrochemical BV (a) 4.250% 11/03/26	230,000	230,009
OCP SA (a) 4.500% 10/22/25	330,000	325,133
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	52,982
Westlake Chemical Corp. (a) 4.625% 2/15/21	40,000	41,540
Westlake Chemical Corp. (a) 4.875% 5/15/23	90,000	93,690

		743,354

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.1%
Ecolab, Inc. 4.350% 12/08/21	$50,000	$53,990
UBM PLC (a) 5.750% 11/03/20	110,000	115,602
United Rentals North America, Inc. 5.500% 7/15/25	140,000	144,200
United Rentals North America, Inc. 5.875% 9/15/26	90,000	93,825

		407,617

Computers — 0.3%
Apple, Inc. 2.450% 8/04/26	370,000	350,000
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	470,000	481,615
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	400,000	418,298

		1,249,913

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	150,000	154,020
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	160,000	167,721
Ally Financial, Inc. 3.500% 1/27/19	80,000	80,600
Ally Financial, Inc. 7.500% 9/15/20	236,000	265,058
CIT Group Inc 5.000% 8/15/22	180,000	188,437
CIT Group, Inc. 5.000% 8/01/23	40,000	41,700
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,393,337
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	215,000	215,930
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	380,000	401,263
HSBC Finance Corp. 6.676% 1/15/21	460,000	519,988
ILFC E-Capital Trust II VRN (a) 4.910% 12/21/65	10,000	9,400
International Lease Finance Corp. 5.875% 8/15/22	70,000	77,971
International Lease Finance Corp. 8.625% 1/15/22	180,000	220,251

	Principal Amount	Value
KKR Group Finance Co. II LLC (a) 5.500% 2/01/43	$20,000	$20,831
Quicken Loans, Inc. (a) 5.750% 5/01/25	90,000	88,425
Synchrony Financial 2.700% 2/03/20	200,000	200,802
UBS Group Funding Switzerland AG (a) 3.491% 5/23/23	500,000	503,227
UBS Group Funding Switzerland AG (a) 4.253% 3/23/28	700,000	710,030
Visa, Inc. 3.150% 12/14/25	490,000	491,694
Visa, Inc. 4.300% 12/14/45	260,000	272,854

		6,023,539

Electric — 0.8%
AES Corp. 4.875% 5/15/23	130,000	129,350
AES Corp. 5.500% 3/15/24	10,000	10,150
AES Corp. 5.500% 4/15/25	90,000	91,125
Berkshire Hathaway Energy Co. 6.500% 9/15/37	110,000	143,096
Duke Energy Corp. 3.750% 4/15/24	100,000	102,855
Exelon Corp. 5.625% 6/15/35	290,000	331,191
FirstEnergy Corp. 2.750% 3/15/18	70,000	70,256
FirstEnergy Corp. 4.250% 3/15/23	310,000	320,340
FirstEnergy Corp. Series C 7.375% 11/15/31	630,000	821,107
Majapahit Holding BV (b) 7.750% 1/20/20	370,000	417,434
Pacific Gas & Electric Co. 5.800% 3/01/37	110,000	135,818
Pacific Gas & Electric Co. 6.050% 3/01/34	520,000	650,996
Pacific Gas & Electric Co. 8.250% 10/15/18	50,000	54,741

		3,278,459

Engineering & Construction — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	20,993

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	40,000	41,300

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls — 0.1%
Waste Management, Inc. 3.500% 5/15/24	$90,000	$93,002
Waste Management, Inc. 4.600% 3/01/21	30,000	32,310
Waste Management, Inc. 7.375% 5/15/29	50,000	65,173

		190,485

Foods — 0.6%
Danone SA (a) 2.077% 11/02/21	250,000	243,291
Danone SA (a) 2.589% 11/02/23	310,000	299,980
Danone SA (a) 2.947% 11/02/26	550,000	525,777
Kraft Heinz Foods Co. 3.500% 6/06/22	170,000	173,898
Kraft Heinz Foods Co. 5.375% 2/10/20	136,000	147,758
Kraft Heinz Foods Co. 3.950% 7/15/25	100,000	101,518
Kraft Heinz Foods Co. 4.375% 6/01/46	120,000	112,608
Kraft Heinz Foods Co. (a) 4.875% 2/15/25	122,000	130,416
Kraft Heinz Foods Co. 5.000% 7/15/35	80,000	83,086
Kraft Heinz Foods Co. 5.000% 6/04/42	40,000	40,720
Kraft Heinz Foods Co. 5.200% 7/15/45	70,000	73,063
The Kroger Co. 6.400% 8/15/17	30,000	30,531
Lamb Weston Holdings, Inc. (a) 4.625% 11/01/24	120,000	122,400
Tyson Foods, Inc. 5.150% 8/15/44	40,000	41,927
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	40,000	40,325
WM Wrigley Jr. Co. (a) 2.900% 10/21/19	130,000	132,318
WM Wrigley Jr. Co. (a) 3.375% 10/21/20	10,000	10,340

		2,309,956

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	130,000	136,178

Health Care – Products — 0.4%
Abbott Laboratories 3.750% 11/30/26	210,000	209,736

	Principal Amount	Value
Abbott Laboratories 4.750% 11/30/36	$140,000	$144,334
Abbott Laboratories 4.900% 11/30/46	160,000	165,739
Becton Dickinson & Co. 3.734% 12/15/24	65,000	66,909
Becton Dickinson & Co. 4.685% 12/15/44	50,000	52,193
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.500% 4/15/25	10,000	9,200
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.625% 10/15/23	40,000	38,100
Medtronic, Inc. 3.125% 3/15/22	180,000	184,121
Medtronic, Inc. 3.500% 3/15/25	260,000	266,044
Medtronic, Inc. 4.625% 3/15/45	190,000	204,005
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	93,411

		1,433,792

Health Care – Services — 0.5%
Aetna, Inc. 2.800% 6/15/23	40,000	39,673
Anthem, Inc. 5.875% 6/15/17	20,000	20,174
Anthem, Inc. 7.000% 2/15/19	50,000	54,391
Anthem, Inc. 3.125% 5/15/22	50,000	50,256
Anthem, Inc. 3.700% 8/15/21	70,000	72,516
Catholic Health Initiatives 4.350% 11/01/42	20,000	17,051
Centene Corp. 4.750% 5/15/22	110,000	113,025
Centene Corp. 4.750% 1/15/25	80,000	80,450
Centene Corp. 6.125% 2/15/24	50,000	53,688
DaVita, Inc. 5.000% 5/01/25	20,000	20,050
Fresenius Medical Care US Finance II, Inc. (a) 4.125% 10/15/20	50,000	50,550
Fresenius Medical Care US Finance II, Inc. (a) 4.750% 10/15/24	70,000	71,050

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	$50,000	$54,125
HCA, Inc. 5.250% 6/15/26	70,000	73,675
HCA, Inc. 5.875% 3/15/22	190,000	209,000
HCA, Inc. 5.875% 5/01/23	80,000	86,400
HCA, Inc. 6.500% 2/15/20	60,000	65,663
HCA, Inc. 7.500% 2/15/22	40,000	45,750
Humana, Inc. 3.150% 12/01/22	40,000	40,176
Humana, Inc. 3.950% 3/15/27	190,000	194,272
Humana, Inc. 4.625% 12/01/42	70,000	70,894
Humana, Inc. 4.800% 3/15/47	10,000	10,454
Humana, Inc. 4.950% 10/01/44	60,000	62,934
Tenet Healthcare Corp. 8.125% 4/01/22	150,000	156,563
UnitedHealth Group, Inc. 3.750% 7/15/25	50,000	52,216
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	86,341

		1,851,337

Home Builders — 0.1%
NVR, Inc. 3.950% 9/15/22	100,000	103,473
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	120,000	123,600

		227,073

Household Products & Wares — 0.0%
Spectrum Brands, Inc. 5.750% 7/15/25	60,000	63,450

Housewares — 0.1%
Newell Brands, Inc. 3.150% 4/01/21	80,000	81,723
Newell Brands, Inc. 3.850% 4/01/23	170,000	175,708
Newell Brands, Inc. 4.200% 4/01/26	140,000	145,704

		403,135

	Principal Amount	Value
Insurance — 0.5%
American International Group, Inc. 3.750% 7/10/25	$210,000	$208,829
American International Group, Inc. 3 mo. USD LIBOR + 2.056%, VRN 6.250% 3/15/87	234,000	238,680
Chubb INA Holdings, Inc. 2.300% 11/03/20	70,000	70,251
Chubb INA Holdings, Inc. 3.350% 5/03/26	80,000	80,957
Chubb INA Holdings, Inc. 4.350% 11/03/45	230,000	242,796
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	246,000
MetLife, Inc. 6.400% 12/15/36	190,000	208,525
Teachers Insurance & Annuity Association of America (a) 4.900% 9/15/44	200,000	216,288
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	260,000	343,677
Voya Financial, Inc. STEP 2.900% 2/15/18	31,000	31,282
Voya Financial, Inc. 5.700% 7/15/43	160,000	177,302

		2,064,587

Internet — 0.1%
Amazon.com, Inc. 4.950% 12/05/44	180,000	203,338
Netflix, Inc. 5.875% 2/15/25	50,000	53,750

		257,088

Iron & Steel — 0.1%
ArcelorMittal STEP 7.000% 2/25/22	50,000	56,869
ArcelorMittal STEP 7.750% 10/15/39	60,000	68,100
Steel Dynamics, Inc. 6.375% 8/15/22	60,000	62,475
Vale Overseas Ltd. 6.875% 11/21/36	361,000	388,111

		575,555

Leisure Time — 0.0%
NCL Corp. Ltd. (a) 4.625% 11/15/20	140,000	142,975
NCL Corp. Ltd. (a) 4.750% 12/15/21	40,000	40,600

		183,575

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. (a) 4.875% 4/01/27	$190,000	$191,900

Machinery – Diversified — 0.0%
John Deere Capital Corp. 1.700% 1/15/20	40,000	39,712
John Deere Capital Corp. 2.250% 4/17/19	100,000	100,967

		140,679

Media — 0.9%
21st Century Fox America, Inc. 6.200% 12/15/34	20,000	23,581
21st Century Fox America, Inc. 6.650% 11/15/37	30,000	37,555
Altice Financing SA (a) 6.625% 2/15/23	200,000	208,200
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.125% 5/01/27	110,000	110,550
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	60,000	63,400
Comcast Corp. 3.375% 8/15/25	170,000	171,527
Comcast Corp. 4.200% 8/15/34	160,000	163,144
Comcast Corp. 4.250% 1/15/33	20,000	20,591
Comcast Corp. 6.400% 3/01/40	70,000	89,792
Comcast Corp. 6.950% 8/15/37	70,000	93,912
DISH DBS Corp. 5.875% 7/15/22	80,000	84,050
DISH DBS Corp. 5.875% 11/15/24	410,000	430,603
NBCUniversal Media LLC 4.375% 4/01/21	170,000	182,579
SFR Group SA (a) 7.375% 5/01/26	320,000	329,600
Time Warner Cable, Inc. 4.125% 2/15/21	140,000	145,646
Time Warner Cable, Inc. 5.875% 11/15/40	200,000	212,312
Time Warner Cable, Inc. 6.550% 5/01/37	10,000	11,467
Time Warner Cable, Inc. 6.750% 6/15/39	120,000	138,612

	Principal Amount	Value
Time Warner Cable, Inc. 7.300% 7/01/38	$210,000	$260,225
Time Warner Cable, Inc. 8.250% 4/01/19	230,000	256,419
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	26,686
Time Warner, Inc. 4.750% 3/29/21	200,000	214,697
Time Warner, Inc. 6.250% 3/29/41	20,000	22,967
Viacom, Inc. 3.875% 4/01/24	30,000	30,068
Viacom, Inc. 4.250% 9/01/23	50,000	51,485

		3,379,668

Mining — 0.7%
Barrick Gold Corp. 4.100% 5/01/23	54,000	57,900
Barrick Gold Corp. 5.250% 4/01/42	40,000	43,491
Barrick Gold Corp. 6.950% 4/01/19	61,000	66,928
Barrick North America Finance LLC 4.400% 5/30/21	44,000	47,165
Barrick North America Finance LLC 5.700% 5/30/41	180,000	203,650
Barrick North America Finance LLC 5.750% 5/01/43	210,000	243,365
BHP Billiton Finance USA Ltd. 2.875% 2/24/22	32,000	32,494
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	130,000	145,580
BHP Billiton Finance USA Ltd. USD 5 year swap rate + 5.093%, VRN (a) 6.750% 10/19/75	500,000	565,500
FMG Resources August 2006 Pty Ltd. (a) 9.750% 3/01/22	30,000	34,388
Freeport-McMoRan, Inc. 4.000% 11/14/21	170,000	164,050
Freeport-McMoRan, Inc. 5.450% 3/15/43	80,000	67,700
Freeport-McMoRan, Inc. (a) 6.500% 11/15/20	26,000	26,585
Freeport-McMoRan, Inc. (a) 6.875% 2/15/23	36,000	37,170
Glencore Finance Canada Ltd. STEP (a) 2.700% 10/25/17	320,000	321,283
Glencore Funding LLC (a) 4.000% 3/27/27	260,000	256,683
Glencore Funding LLC (a) 4.125% 5/30/23	170,000	173,279

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	$20,000	$20,979
Southern Copper Corp. 5.250% 11/08/42	400,000	392,101

		2,900,291

Miscellaneous – Manufacturing — 0.3%
Eaton Corp. 1.500% 11/02/17	70,000	69,991
Eaton Corp. 2.750% 11/02/22	570,000	566,029
General Electric Co. 4.375% 9/16/20	10,000	10,748
General Electric Co. 4.500% 3/11/44	60,000	64,548
General Electric Co. 4.650% 10/17/21	170,000	186,603
General Electric Co. 5.300% 2/11/21	75,000	83,050
General Electric Co. 5.875% 1/14/38	86,000	108,545
General Electric Co. 6.875% 1/10/39	156,000	221,522

		1,311,036

Oil & Gas — 3.1%
Anadarko Petroleum Corp. 4.850% 3/15/21	390,000	417,204
Anadarko Petroleum Corp. 5.550% 3/15/26	20,000	22,196
Anadarko Petroleum Corp. 6.450% 9/15/36	60,000	70,817
Anadarko Petroleum Corp. 6.600% 3/15/46	430,000	520,183
Antero Resources Corp. 5.375% 11/01/21	10,000	10,271
Apache Corp. 4.250% 1/15/44	160,000	150,080
Apache Corp. 4.750% 4/15/43	90,000	89,841
Apache Corp. 5.100% 9/01/40	460,000	473,313
Apache Corp. 6.000% 1/15/37	30,000	33,939
BP Capital Markets PLC 3.119% 5/04/26	290,000	283,795
BP Capital Markets PLC 3.216% 11/28/23	300,000	301,537
BP Capital Markets PLC 3.506% 3/17/25	220,000	221,360
BP Capital Markets PLC 3.561% 11/01/21	20,000	20,824

	Principal Amount	Value
BP Capital Markets PLC 3.588% 4/14/27	$230,000	$231,549
Chesapeake Energy Corp. 5.750% 3/15/23	20,000	18,200
Chevron Corp. 2.954% 5/16/26	380,000	375,453
CNOOC Finance 2015 USA LLC 3.500% 5/05/25	550,000	544,312
ConocoPhillips Holding Co. 6.950% 4/15/29	125,000	161,518
Continental Resources, Inc. 4.500% 4/15/23	10,000	9,731
Devon Energy Corp. 3.250% 5/15/22	100,000	99,063
Devon Energy Corp. 5.000% 6/15/45	330,000	331,100
Devon Energy Corp. 5.600% 7/15/41	400,000	423,018
Devon Energy Corp. 5.850% 12/15/25	170,000	194,992
Devon Financing Co. LLC 7.875% 9/30/31	60,000	77,495
Ecopetrol SA 5.875% 5/28/45	530,000	482,300
Ensco PLC 8.000% 1/31/24	115,000	116,437
EOG Resources, Inc. 4.150% 1/15/26	120,000	125,363
Exxon Mobil Corp. 3.043% 3/01/26	240,000	239,973
Exxon Mobil Corp. 4.114% 3/01/46	70,000	71,963
Kerr-McGee Corp. 6.950% 7/01/24	230,000	271,533
Kerr-McGee Corp. 7.875% 9/15/31	130,000	166,616
Noble Energy, Inc. 5.250% 11/15/43	120,000	124,787
Noble Energy, Inc. 8.250% 3/01/19	300,000	333,718
Occidental Petroleum Corp. 3.000% 2/15/27	130,000	125,062
Occidental Petroleum Corp. 3.125% 2/15/22	120,000	122,483
Occidental Petroleum Corp. 3.400% 4/15/26	170,000	169,672
Occidental Petroleum Corp. 4.100% 2/15/47	170,000	164,065
Occidental Petroleum Corp. 4.400% 4/15/46	50,000	50,707
Occidental Petroleum Corp. 4.625% 6/15/45	80,000	83,629

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petrobras Global Finance BV 5.375% 1/27/21	$660,000	$677,490
Petrobras Global Finance BV 6.125% 1/17/22	260,000	272,870
Petrobras Global Finance BV 6.250% 3/17/24	332,000	340,466
Petrobras Global Finance BV 7.375% 1/17/27	260,000	274,872
Petroleos Mexicanos 6.375% 1/23/45	220,000	214,548
Petroleos Mexicanos 6.625% 6/15/35	353,000	363,625
Petroleos Mexicanos 6.875% 8/04/26	160,000	177,600
QEP Resources, Inc. 6.875% 3/01/21	170,000	180,625
Range Resources Corp. 4.875% 5/15/25	40,000	38,300
Range Resources Corp. (a) 5.000% 3/15/23	200,000	197,000
Shell International Finance BV 2.875% 5/10/26	380,000	369,504
Shell International Finance BV 4.000% 5/10/46	60,000	57,433
Shell International Finance BV 4.375% 3/25/20	210,000	223,765
Shell International Finance BV 4.375% 5/11/45	190,000	192,680
Shell International Finance BV 4.550% 8/12/43	100,000	103,819
Sinopec Group Overseas Development 2014 Ltd. (a) 4.375% 4/10/24	330,000	348,493
SM Energy Co. 5.000% 1/15/24	20,000	18,900
Whiting Petroleum Corp. 5.750% 3/15/21	10,000	9,900
Whiting Petroleum Corp. 6.250% 4/01/23	200,000	199,000
WPX Energy, Inc. 8.250% 8/01/23	30,000	33,375

		12,024,364

Oil & Gas Services — 0.3%
Baker Hughes, Inc. 3.200% 8/15/21	55,000	56,342
Halliburton Co. 3.800% 11/15/25	240,000	243,023
Halliburton Co. 4.850% 11/15/35	30,000	31,676
Halliburton Co. 5.000% 11/15/45	420,000	442,509

	Principal Amount	Value
Schlumberger Holdings Corp. (a) 3.000% 12/21/20	$190,000	$194,280
Schlumberger Holdings Corp. (a) 4.000% 12/21/25	150,000	156,327
Schlumberger Norge AS (a) 4.200% 1/15/21	10,000	10,612
SESI LLC 7.125% 12/15/21	20,000	20,250

		1,155,019

Packaging & Containers — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 5.750% 10/15/20	10,000	10,288
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC STEP 6.875% 2/15/21	97,220	99,894
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (a) 5.125% 7/15/23	60,000	61,650
WestRock RKT Co. 3.500% 3/01/20	80,000	82,106
WestRock RKT Co. 4.000% 3/01/23	30,000	30,965

		284,903

Pharmaceuticals — 0.6%
AbbVie, Inc. 2.900% 11/06/22	80,000	79,700
AbbVie, Inc. 3.600% 5/14/25	130,000	130,025
Actavis Funding SCS 3.450% 3/15/22	30,000	30,632
Actavis Funding SCS 3.800% 3/15/25	180,000	181,642
Actavis Funding SCS 4.550% 3/15/35	30,000	30,082
Actavis Funding SCS 4.750% 3/15/45	310,000	311,327
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	181,567
Johnson & Johnson 3.625% 3/03/37	690,000	684,256
Merck & Co., Inc. 2.750% 2/10/25	120,000	118,463
Valeant Pharmaceuticals International, Inc. (a) 5.375% 3/15/20	40,000	35,800
Valeant Pharmaceuticals International, Inc. (a) 6.500% 3/15/22	80,000	82,300

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Valeant Pharmaceuticals International, Inc. (a) 7.000% 3/15/24	$90,000	$92,362
Valeant Pharmaceuticals International, Inc. (a) 7.500% 7/15/21	270,000	236,587

		2,194,743

Pipelines — 0.5%
El Paso Natural Gas Co. LLC 8.375% 6/15/32	289,000	363,949
Enterprise Products Operating LLC 5.700% 2/15/42	40,000	44,680
Kinder Morgan Energy Partners LP 3.500% 9/01/23	120,000	118,106
Kinder Morgan, Inc. 5.300% 12/01/34	90,000	90,321
MPLX LP 4.875% 12/01/24	150,000	157,790
MPLX LP 4.875% 6/01/25	140,000	146,647
Regency Energy Partners LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	30,784
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/01/22	100,000	109,909
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	28,000	28,929
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	6,669
Transcontinental Gas Pipe Line Co. LLC 7.850% 2/01/26	280,000	359,532
The Williams Cos., Inc. 7.500% 1/15/31	240,000	279,600
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	140,000	144,550
Williams Partners LP/ACMP Finance Corp. 4.875% 3/15/24	70,000	72,006

		1,953,472

Real Estate Investment Trusts (REITS) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.750% 9/17/24	220,000	222,537
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 4.750% 9/17/44	250,000	244,139

		466,676

	Principal Amount	Value
Retail — 0.5%
1011778 B.C. ULC/New Red Finance, Inc. (a) 6.000% 4/01/22	$110,000	$114,125
CVS Health Corp. 2.750% 12/01/22	120,000	118,720
CVS Health Corp. 3.875% 7/20/25	124,000	127,763
CVS Health Corp. 5.125% 7/20/45	350,000	386,154
CVS Pass-Through Trust (a) 5.298% 1/11/27	9,524	10,286
CVS Pass-Through Trust 5.880% 1/10/28	103,870	116,468
CVS Pass-Through Trust 6.036% 12/10/28	89,441	100,538
CVS Pass-Through Trust 6.943% 1/10/30	75,293	89,548
Dollar Tree, Inc. 5.750% 3/01/23	130,000	138,450
McDonald’s Corp. 3.500% 3/01/27	320,000	320,688
McDonald’s Corp. 3.700% 1/30/26	200,000	204,560
QVC, Inc. 5.950% 3/15/43	10,000	9,243
The TJX Cos., Inc. 2.250% 9/15/26	30,000	27,550
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	64,999
Walgreens Boots Alliance, Inc. 3.450% 6/01/26	260,000	254,217

		2,083,309

Semiconductors — 0.0%
Intel Corp. 3.700% 7/29/25	70,000	73,184
Intel Corp. 4.900% 7/29/45	50,000	56,064
Micron Technology, Inc. (a) 5.625% 1/15/26	20,000	21,050
National Semiconductor Corp. 6.600% 6/15/17	30,000	30,319

		180,617

Software — 0.7%
Activision Blizzard, Inc. (a) 6.125% 9/15/23	40,000	43,300
First Data Corp. (a) 5.750% 1/15/24	170,000	175,355
First Data Corp. (a) 7.000% 12/01/23	130,000	139,425
Microsoft Corp. 2.400% 8/08/26	620,000	586,625

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Microsoft Corp. 2.700% 2/12/25	$100,000	$98,268
Microsoft Corp. 2.875% 2/06/24	380,000	382,442
Microsoft Corp. 3.300% 2/06/27	690,000	700,589
Microsoft Corp. 3.950% 8/08/56	100,000	93,457
Microsoft Corp. 4.100% 2/06/37	170,000	175,449
Microsoft Corp. 4.500% 2/06/57	180,000	185,307
Oracle Corp. 1.200% 10/15/17	260,000	259,932

		2,840,149

Telecommunications — 1.5%
America Movil SAB de CV 5.000% 3/30/20	100,000	107,187
America Movil SAB de CV 5.625% 11/15/17	160,000	163,759
AT&T, Inc. 3.000% 2/15/22	60,000	59,862
AT&T, Inc. 3.400% 5/15/25	600,000	579,556
AT&T, Inc. 4.250% 3/01/27	600,000	606,647
AT&T, Inc. 4.350% 6/15/45	150,000	132,027
AT&T, Inc. 4.500% 3/09/48	166,000	147,614
AT&T, Inc. 5.500% 2/01/18	30,000	30,932
AT&T, Inc. 5.800% 2/15/19	200,000	213,568
Bharti Airtel Ltd. (a) 4.375% 6/10/25	440,000	439,683
CommScope Technologies LLC (a) 5.000% 3/15/27	90,000	89,860
Qwest Corp. 6.875% 9/15/33	85,000	84,640
Rogers Communications, Inc. 6.800% 8/15/18	120,000	128,078
Sprint Capital Corp. 8.750% 3/15/32	40,000	48,100
Sprint Corp. 7.250% 9/15/21	80,000	86,360
Sprint Corp. 7.625% 2/15/25	420,000	458,850
Sprint Corp. 7.875% 9/15/23	30,000	33,225
Telefonica Emisiones SAU 5.877% 7/15/19	80,000	86,415

	Principal Amount	Value
Telefonica Emisiones SAU 6.221% 7/03/17	$60,000	$60,660
Verizon Communications, Inc. 2.625% 8/15/26	40,000	36,526
Verizon Communications, Inc. 4.125% 3/16/27	1,670,000	1,698,291
Verizon Communications, Inc. 4.500% 9/15/20	20,000	21,288
Verizon Communications, Inc. 5.150% 9/15/23	80,000	88,048
Verizon Communications, Inc. 5.250% 3/16/37	80,000	82,710
Verizon Communications, Inc. 5.500% 3/16/47	110,000	115,296
West Corp. (a) 4.750% 7/15/21	60,000	61,050
West Corp. (a) 5.375% 7/15/22	160,000	157,200

		5,817,432

Textiles — 0.1%
Cintas Corp. No 2 2.900% 4/01/22	160,000	161,866
Cintas Corp. No 2 3.700% 4/01/27	180,000	183,928

		345,794

Trucking & Leasing — 0.0%
Park Aerospace Holdings Ltd. (a) 5.250% 8/15/22	50,000	52,000
Park Aerospace Holdings Ltd. (a) 5.500% 2/15/24	80,000	83,200

		135,200

TOTAL CORPORATE DEBT (Cost $88,939,660)		91,929,817

MUNICIPAL OBLIGATIONS — 0.1%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	55,663
State of California 5.000% 4/01/42	70,000	77,295
State of California 5.000% 11/01/43	50,000	55,892

		188,850

TOTAL MUNICIPAL OBLIGATIONS (Cost $173,256)		188,850

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.4%
Agency Collateral CMO — 0.1%
Federal National Mortgage Association, Series 2016-60, Class QS, 1 mo. LIBOR + 6.100%, FRN 5.118% 9/25/46	$536,920	$93,081
Government National Mortgage Association, Series 2016-84, Class IG 4.500% 11/16/45	781,977	149,650
Government National Mortgage Association, Series 2016-135, Class SB, 1 mo. LIBOR + 6.100%, FRN 5.172% 10/16/46	188,106	45,229

		287,960

Automobile ABS — 0.3%
Hertz, Series 2015-1A, Class B (a) 3.520% 3/25/21	500,000	502,713
Hertz, Series 2015-1A, Class C (a) 4.350% 3/25/21	250,000	246,165
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	119,621
Hertz Vehicle Financing LLC, Series 2015-1A, Class A (a) 2.730% 3/25/21	250,000	249,623

		1,118,122

Commercial MBS — 5.5%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, VRN 5.708% 4/10/49	150,000	149,902
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA, VRN (a) 5.988% 7/10/17	790,404	586,079
BBCCRE Trust, Series 2015-GTP, Class E, VRN (a) 4.563% 8/10/33	1,020,000	884,092
CD Mortgage Trust, Series 2017-CD3, Class A4 3.631% 2/10/50	400,000	414,130
CD Mortgage Trust, Series 2006-CD2, Class AJ, VRN 5.704% 1/15/46	97,747	84,160
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D (a) 3.110% 4/10/48	400,000	285,710
Citigroup Commercial Mortgage Trust (c) 3.250% 4/14/50	490,000	389,474
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	395,939

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A5, VRN 3.720% 12/10/49	$310,000	$320,222
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, VRN (a) 4.402% 3/10/47	270,000	197,009
COMM Mortgage Trust, Series 2012-CR1, Class XA, VRN 1.910% 5/15/45	1,878,553	146,035
COMM Mortgage Trust, Series 2013-LC13, Class E, VRN (a) 3.719% 8/10/46	440,000	283,934
COMM Mortgage Trust, Series 2013-CR9, Class E, VRN (a) 4.256% 7/10/45	280,000	189,899
COMM Mortgage Trust, Series 2015-LC19, Class C, VRN 4.263% 2/10/48	120,000	121,672
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ 5.373% 12/15/39	143,915	135,500
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM, VRN 5.869% 9/15/40	80,000	76,285
Credit Suisse Mortgage Trust, Series 2015-GLPA, Class A (a) 3.881% 11/15/37	140,000	146,763
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2 (a) 3.953% 9/15/37	190,000	194,817
Credit Suisse Mortgage Trust, Series 2014-USA, Class F (a) 4.373% 9/15/37	230,000	186,050
Credit Suisse Mortgage Trust, Series 2014-USA, Class E (a) 4.373% 9/15/37	240,000	206,189
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class F, 1 mo. LIBOR + 3.823%, FRN (a) 4.735% 9/15/38	400,000	397,262
Credit Suisse Mortgage Trust, Series 2015, Class TF, 1 mo. LIBOR + 4.143%, FRN (a) 5.055% 3/15/28	270,000	256,500
Credit Suisse Mortgage Trust, Series 2015, Class F, 1 mo. LIBOR + 4.500%, FRN (a) 5.412% 3/15/28	260,000	259,361
Credit Suisse Mortgage Trust, Series 2015-SAMZ, Class MZ, 1 mo. LIBOR + 5.736%, FRN (a) 6.648% 8/15/22	1,000,000	1,010,001

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EQTY Mortgage Trust, Series 2014-INNS, Class D, 1 mo. LIBOR + 2.350%, FRN (a) 3.197% 5/08/31	$190,000	$189,429
FREMF Mortgage Trust, Series 2012-K20, Class X2A (a) 0.200% 5/25/45	3,421,901	27,906
GE Business Loan Trust, Series 2005-2A, Class B, 1 mo. LIBOR + .500%, FRN (a) 1.412% 11/15/33	97,683	91,718
GE Business Loan Trust, Series 2006-2A, Class D, 1 mo. LIBOR + .750%, FRN (a) 1.662% 11/15/34	178,351	159,693
GE Commercial Mortgage Corp., Series 2007-C1, Class AJ, VRN 5.677% 12/10/49	60,000	34,729
Government National Mortgage Association, Series 2012-144, Class IO, VRN 0.476% 1/16/53	7,643,083	289,847
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D 3.384% 5/10/50	310,000	219,145
GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS, VRN 3.777% 5/10/50	280,000	288,047
GS Mortgage Securities Corp. Trust, Series 2017-485L, Class A (a) 3.721% 2/10/37	330,000	338,873
GS Mortgage Securities Corp. Trust, Series 2016-ICE2, Class E, 1 mo. LIBOR + 8.500%, FRN (a) 9.412% 2/15/33	310,000	322,183
GS Mortgage Securities Trust, Series 2011-GC5, Class XA, VRN (a) 1.364% 8/10/44	502,931	24,492
GS Mortgage Securities Trust, Series 2016-GS3, Class A4 2.850% 10/10/49	320,000	309,737
GS Mortgage Securities Trust, Series 2017-GS5, Class C, VRN 4.299% 3/10/50	370,000	378,567
GS Mortgage Securities Trust, Series 2015-GC28, Class C, VRN 4.328% 2/10/48	270,000	251,880
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ 5.622% 11/10/39	161,935	152,226
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A (a) 2.835% 8/10/38	320,000	308,688

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5 2.870% 8/15/49	$460,000	$444,497
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, VRN 3.648% 12/15/49	310,000	318,498
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM 5.372% 5/15/47	123,159	123,531
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AJ 5.411% 5/15/47	540,000	370,258
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJFX (a) 5.438% 1/15/49	600,000	234,551
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, VRN 5.502% 6/12/47	370,000	319,789
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJ, VRN 5.503% 1/15/49	520,000	177,450
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, VRN 1.186% 4/15/47	2,527,820	87,994
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3 3.801% 8/15/48	60,000	62,270
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS 3.997% 8/15/47	250,000	258,936
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B, VRN 4.618% 8/15/48	260,000	259,823
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B, VRN 4.887% 1/15/47	30,000	32,221
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, VRN (a) 2.729% 4/20/48	668,791	677,078
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, VRN (a) 3.127% 4/20/48	707,000	708,070
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, VRN 6.182% 9/12/49	260,000	200,260

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class E (a) 3.012% 3/15/48	$390,000	$247,724
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5 3.102% 11/15/49	320,000	315,172
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E, VRN (a) 4.648% 11/15/45	150,000	142,337
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4 3.049% 11/15/49	350,000	343,699
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ 5.399% 12/15/43	150,294	121,643
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ 5.438% 3/15/44	570,000	538,500
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class AJ, VRN 5.942% 6/11/49	340,000	320,169
Motel 6 Trust, Series 2015-MTL6, Class F (a) 5.000% 2/05/30	630,000	617,094
One Market Plaza Trust, Series 2017-1MKT, Class A (a) 3.614% 2/10/32	850,000	879,227
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, (Acquired 9/08/15, Cost $1,207,744), VRN (a) (d) 4.104% 9/14/22	606,341	594,726
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.184% 4/15/50	430,000	427,797
Wells Fargo Commercial Mortgage Trust, Series 2015-NXSI, Class AS 3.406% 5/15/48	330,000	331,456
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class B, VRN 3.658% 5/15/48	290,000	292,550
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, VRN 4.176% 7/15/48	370,000	361,081
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, VRN 4.296% 7/15/46	140,000	146,464
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class C, VRN 4.495% 12/15/49	320,000	320,532
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS 3.931% 11/15/47	190,000	198,540

	Principal Amount	Value
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, VRN 4.204% 11/15/47	$190,000	$192,980
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, VRN 4.290% 11/15/47	190,000	177,208

		21,548,270

Home Equity ABS — 1.2%
ACE Securities Corp., Series 2005-HE3, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.927% 5/25/35	1,020,000	749,812
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE7, Class 2A3, 1 mo. USD LIBOR + .250%, FRN 1.232% 8/25/36	1,782,402	1,266,926
GSAA Home Equity Trust, Series 2006-19, Class A3A, 1 mo. USD LIBOR + .240%, FRN 1.222% 12/25/36	897,173	513,788
GSAA Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270%, FRN 1.252% 3/25/36	653,521	441,485
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, STEP 5.860% 1/25/37	1,930,000	1,825,239

		4,797,250

Manufactured Housing ABS — 0.2%
Greenpoint Manufactured Housing, Series 2001-2, Class IA2, 28 day ARS + 0.000%, FRN 4.358% 2/20/32	150,000	137,235
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, 28 day ARS + 0.000%, FRN 4.391% 3/13/32	200,000	182,436
Greenpoint Manufactured Housing, Series 1999-2, Class A2, 1 mo. USD LIBOR + 3.500%, FRN 4.412% 3/18/29	200,000	185,874
Greenpoint Manufactured Housing, Series 1999-4, Class A2, 1 mo. USD LIBOR + 3.500%, FRN 4.412% 2/20/30	75,000	68,502
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, FRN 4.890% 6/19/29	75,000	69,910

		643,957

Other ABS — 0.9%
Ameriquest Mortgage Securities, Inc., Series 2004-R7, Class M3, 1 mo. USD LIBOR + 1.020%, FRN 2.002% 8/25/34	645,369	588,171

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Community Funding CLO Ltd., Series 2015-1A, Class A, (Acquired 10/01/15, Cost $690,000), STEP (a) (d) 5.750% 11/01/27	$690,000	$642,056
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	1,820	1,831
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390%, FRN 1.372% 11/25/35	2,400,000	1,936,260
United States Small Business Administration, Series 2015-20D, Class 1 2.510% 4/01/35	136,855	136,024

		3,304,342

Other Mortgage Securities — 0.5%
Credit Suisse Mortgage Capital Certificates, Series 2015-4R, Class 3A3, 1 mo. LIBOR + .310%, FRN (a) 1.081% 10/27/36	880,000	395,226
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 1B, 1 mo. USD LIBOR + .260%, FRN (a) 1.038% 7/26/45	1,419,105	626,225
Nomura Resecuritization Trust, Series 2015-6R, Class 3A2, 1 mo. USD LIBOR + .190%, FRN (a) 0.968% 5/26/46	1,090,000	1,027,515

		2,048,966

Student Loans ABS — 0.7%
National Collegiate Student Loan, Series 2007-4, Class A3L, 1 mo. USD LIBOR + .850%, FRN 1.832% 3/25/38	1,856,443	1,070,925
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.412% 1/15/43	235,000	245,594
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 (a) 3.500% 10/28/29	101,461	99,065
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 1.148% 7/26/21	820,000	806,094
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. USD LIBOR + 1.700%, FRN 2.738% 7/25/23	567,700	580,051

		2,801,729

	Principal Amount	Value
WL Collateral CMO — 3.0%
Alternative Loan Trust, Series 2005-36, Class 3A1, VRN 3.015% 8/25/35	$533,784	$439,565
Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	225,682	229,054
BCAP LLC Trust, Series 2010-RR6, Class 1212 (a) 5.500% 2/26/35	81,618	80,979
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1, VRN 3.196% 8/25/34	167,169	174,106
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%, FRN 6.668% 11/25/35	1,250,360	357,238
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%, FRN 1.332% 5/25/37	2,665,471	1,300,060
Credit Suisse Mortgage Capital Certificates, Series 2015-2R, Class 7A2, VRN (a) 3.029% 8/27/36	2,450,501	1,914,424
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610%, FRN (a) 1.388% 11/26/37	1,220,000	757,496
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, VRN 3.288% 10/25/35	149,517	128,425
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A, VRN 3.420% 2/25/36	83,157	67,993
Lehman Mortgage Trust, Series 2007-4, Class 2A2, 1 mo. USD LIBOR + 6.670%, FRN 5.688% 5/25/37	1,606,723	400,494
Lehman Mortgage Trust, Series 2007-2, Class 2A12, 1 mo. USD LIBOR + 6.690%, FRN 5.708% 2/25/37	590,505	149,840
Lehman Mortgage Trust, Series 2006-8, Class 4A2, 1 mo. USD LIBOR + 7.750%, FRN 6.768% 12/25/36	391,330	96,296
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4, VRN 2.765% 9/25/33	444,134	450,377

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770%, FRN (a) 1.384% 4/26/47	$300,000	$266,917
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	91,419	92,068
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	26,194	26,428
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	955,074	934,567
RALI Series Trust, Series 2006-QS7, Class A5, 1 mo. USD LIBOR + 5.600%, FRN 4.618% 6/25/36	724,246	107,553
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.946% 12/26/37	1,921,638	1,189,246
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, VRN 3.291% 8/25/36	465,971	385,045
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%, FRN 2.788% 3/25/46	476,070	422,152
Towd Point Mortgage Funding Vantage PLC, Series 2016-V1A, Class A1, 3 mo. GBP LIBOR + 1.200%, FRN GBP (a) (e) 1.556% 2/20/54	452,266	565,360
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1, 1 mo. USD LIBOR + .260%, FRN 1.242% 11/25/45	163,936	156,352
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 12 mo. MTA + .960%, FRN 1.598% 8/25/46	492,969	355,952
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 2A3, VRN 2.660% 11/25/36	821,872	746,026

		11,794,013

	Principal Amount	Value
WL Collateral PAC — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%, FRN 24.673% 7/25/36	$92,447	$132,279

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $48,390,717)		48,476,888

SOVEREIGN DEBT OBLIGATIONS — 4.2%
Argentine Bonos del Tesoro ARS (e) 18.200% 10/03/21	12,470,000	794,609
Argentine Republic Government International Bond (a) 5.625% 1/26/22	770,000	788,480
Argentine Republic Government International Bond (a) 6.875% 4/22/21	220,000	236,280
Argentine Republic Government International Bond (a) 7.125% 7/06/36	220,000	212,960
Argentine Republic Government International Bond (a) 7.500% 4/22/26	170,000	180,710
Brazil Government International Bond 5.000% 1/27/45	200,000	178,000
Brazil Government International Bond 5.625% 1/07/41	550,000	534,875
Brazil Notas do Tesouro Nacional Serie F BRL (e) 10.000% 1/01/21	6,000,000	1,930,358
Brazil Notas do Tesouro Nacional Serie F BRL (e) 10.000% 1/01/23	6,181,000	1,981,896
Colombia Government International Bond 5.625% 2/26/44	300,000	326,250
Indonesia Government International Bond (a) 3.750% 4/25/22	430,000	438,630
Indonesia Government International Bond (b) 5.125% 1/15/45	310,000	328,513
Kuwait International Government Bond (a) 3.500% 3/20/27	530,000	535,962
Mexican Bonos MXN (e) 6.500% 6/09/22	4,058,000	212,740
Mexican Bonos MXN (e) 7.750% 11/13/42	26,885,600	1,485,581
Mexican Bonos MXN (e) 8.500% 11/18/38	30,070,000	1,787,810

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Peruvian Government International Bond 5.625% 11/18/50	$250,000	$297,813
Peruvian Government International Bond 6.550% 3/14/37	50,000	64,563
Portugal Government International Bond (a) 5.125% 10/15/24	330,000	319,836
Provincia de Buenos Aires (a) 6.500% 2/15/23	170,000	170,374
Provincia de Buenos Aires (a) 7.875% 6/15/27	160,000	162,032
Republic of Poland Government International Bond 4.000% 1/22/24	490,000	514,322
Russian Federal Bond — OFZ RUB (e) 7.000% 8/16/23	27,320,000	464,315
Russian Federal Bond — OFZ RUB (e) 7.050% 1/19/28	89,460,000	1,493,039
Russian Federal Bond — OFZ RUB (e) 7.750% 9/16/26	8,260,000	145,378
Russian Federal Bond — OFZ RUB (e) 8.150% 2/03/27	36,350,000	662,382

		16,247,708

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $16,067,455)		16,247,708

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 25.5%
Collateralized Mortgage Obligations — 1.4%
Fannie Mae-Aces Series 2014-M4, Class X2 0.256% 3/25/24 VRN	5,689,798	101,174
Series 2016-M7, Class A1 2.037% 9/25/26	243,196	235,084
Series 2015-M4, Class ABV2 2.369% 7/25/22	131,099	128,509
Series 2015-M13, Class A2 2.711% 6/25/25 VRN	90,000	89,272
Federal Home Loan Mortgage Corp. Series 3422, Class AI 0.250% 1/15/38 STEP	33,696	315
Series 4092, Class AI 3.000% 9/15/31	975,444	103,257
Series 334, Class S7 5.188% 8/15/44 1 mo. LIBOR + 6.100%, FRN	315,031	66,574

	Principal Amount	Value
Series 3621, Class SB 5.318% 1/15/40 1 mo. LIBOR + 6.230%, FRN	$69,575	$12,280
Series 4203, Class PS 5.338% 9/15/42 1 mo. LIBOR + 6.250%, FRN	356,398	62,239
Series R007, Class ZA 6.000% 5/15/36	197,292	215,898
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K007, Class X1 1.093% 4/25/20 VRN	339,253	8,952
Series K712, Class X1 1.342% 11/25/19 VRN	920,380	25,017
Series K015, Class X1 1.610% 7/25/21 VRN	370,298	21,370
Federal National Mortgage Association Series 2005-88, Class IP 1.614% 10/25/35	89,136	6,039
Series 2006-88, Class IP 1.718% 4/25/36	127,804	7,097
Series 2006-118, Class IP2 1.824% 12/25/36	169,919	9,903
Series 2006-118, Class IP1 2.336% 12/25/36	255,199	19,449
Series 2006-59, Class IP 2.359% 7/25/36	211,854	16,816
Series 409, Class C2 3.000% 4/25/27	234,689	21,873
Series 2013-1, Class YI 3.000% 2/25/33	2,049,037	278,239
Series 409, Class C13 3.500% 11/25/41	223,915	43,156
Series 409, Class C18 4.000% 4/25/42	243,667	54,117
Series 409, Class C22 4.500% 11/25/39	150,207	31,117
Series 2016-61, Class BS 5.118% 9/25/46 1 mo. LIBOR + 6.100%, FRN	263,540	44,114
Series 2012-133, Class CS 5.168% 12/25/42 1 mo. LIBOR + 6.150%, FRN	117,921	23,138
Series 2012-134, Class SK 5.168% 12/25/42 1 mo. LIBOR + 6.150%, FRN	293,262	59,711
Series 2011-59, Class NZ 5.500% 7/25/41	685,491	768,917
Series 2013-9, Class CB 5.500% 4/25/42	731,940	798,649
Series 2011-87, Class SG 5.568% 4/25/40 1 mo. LIBOR + 6.550%, FRN	418,802	61,738

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2011-96, Class SA 5.568% 10/25/41 1 mo. LIBOR + 6.550%, FRN	$444,950	$78,018
Series 2012-74, Class SA 5.668% 3/25/42 1 mo. LIBOR + 6.650%, FRN	118,766	19,499
Series 2012-46, Class BA 6.000% 5/25/42	205,293	231,937
Series 2012-28, Class B 6.500% 6/25/39	67,010	73,371
Series 2013-9, Class BC 6.500% 7/25/42	223,022	255,459
Series 2012-51, Class B 7.000% 5/25/42	175,131	197,652
Government National Mortgage Association Series 2012-135, Class IO 0.615% 1/16/53 VRN	6,115,298	247,826
Series 2013-178, Class IO 0.788% 6/16/55 VRN	445,041	18,200
Series 2014-186, Class IO 0.790% 8/16/54 VRN	2,911,343	162,835
Series 2010-H28, Class FE 1.180% 12/20/60 1 mo. USD LIBOR + .400%, FRN	228,962	227,425
Series 2014-22, Class IA 1.258% 11/20/42 VRN	71,870	2,583
Series 2011-H08, Class FG 1.260% 3/20/61 1 mo. USD LIBOR + .480%, FRN	201,631	200,786
Series 2011-H09, Class AF 1.280% 3/20/61 1 mo. USD LIBOR + .500%, FRN	139,925	139,416
Series 2012-66, Class CI 3.500% 2/20/38	235,874	22,041
Series 2014-176, Class IA 4.000% 11/20/44	171,870	30,420
Series 2015-167, Class OI 4.000% 4/16/45	164,493	37,689
Series 2014-117, Class SJ 4.622% 8/20/44 1 mo. LIBOR + 5.600%, FRN	123,324	18,472
Series 2016-21, Class ST 5.172% 2/20/46 1 mo. LIBOR + 6.150%, FRN	175,180	36,810
Series 2010-31, Class GS 5.522% 3/20/39 1 mo. LIBOR + 6.500%, FRN	27,175	2,281
Series 2010-85, Class HS 5.672% 1/20/40 1 mo. LIBOR + 6.650%, FRN	88,148	11,606

		5,328,340

	Principal Amount	Value
Pass-Through Securities — 21.5%
Federal Home Loan Mortgage Corp. Pool #U90245 3.500% 10/01/42	$147,267	$150,701
Pool #U99045 3.500% 3/01/43	666,627	682,172
Pool #U99114 3.500% 2/01/44	80,742	82,625
Pool #U99124 3.500% 3/01/45	722,812	739,668
Pool #G14492 4.000% 10/01/25	461,778	486,292
Pool #U90316 4.000% 10/01/42	67,383	71,010
Pool #U91254 4.000% 4/01/43	157,243	165,805
Pool #Q19135 4.000% 6/01/43	72,849	77,476
Pool #Q19236 4.000% 6/01/43	64,682	68,567
Pool #U99054 4.000% 6/01/43	1,726,541	1,820,556
Pool #Q19985 4.000% 7/01/43	2,001,705	2,128,219
Pool #Q19615 4.000% 7/01/43	70,133	74,565
Pool #U95137 4.000% 8/01/43	80,820	85,247
Pool #G08758 4.000% 4/01/47	4,000,000	4,200,938
Pool #U99076 4.500% 12/01/43	571,578	616,277
Pool #U92272 4.500% 12/01/43	81,208	87,661
Pool #U99084 4.500% 2/01/44	484,058	522,518
Pool #U99091 4.500% 3/01/44	172,036	185,705
Pool #G06496 5.000% 6/01/41	121,387	132,900
Pool #G06875 5.500% 12/01/38	16,042	17,896
Pool #G06669 6.500% 9/01/39	31,990	36,829
Pool #G07509 6.500% 9/01/39	31,557	36,157
Pool #G07335 7.000% 3/01/39	72,509	82,892
Federal Home Loan Mortgage Corp. TBA Pool #2879 3.000% 9/01/44 (c)	9,500,000	9,413,535
Pool #270 3.500% 5/01/44 (c)	5,900,000	6,034,594

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #2789 4.000% 4/01/43 (c)	$4,200,000	$4,405,734
Federal National Mortgage Association Pool #AP9633 2.500% 10/01/42	138,438	132,744
Pool #AM8674 2.810% 4/01/25	50,000	49,934
Pool #AQ7306 3.000% 1/01/43	74,138	73,377
Pool #AR1202 3.000% 1/01/43	73,308	72,555
Pool #AS8359 3.000% 11/01/46	1,084,554	1,076,123
Pool #BE0072 3.000% 11/01/46	1,687,823	1,677,340
Pool #MA1177 3.500% 9/01/42	69,793	71,432
Pool #MA1213 3.500% 10/01/42	422,658	432,581
Pool #AS6340 3.500% 12/01/45	273,861	281,317
Pool #AS6328 3.500% 12/01/45	1,831,582	1,875,154
Pool #AS6541 3.500% 1/01/46	278,421	286,088
Pool #AS6562 3.500% 1/01/46	270,322	277,598
Pool #AK8441 4.000% 4/01/42	66,352	69,986
Pool #AO2711 4.000% 5/01/42	61,533	64,903
Pool #AO6086 4.000% 6/01/42	72,676	76,656
Pool #AP0692 4.000% 7/01/42	58,162	61,384
Pool #AP5333 4.000% 7/01/42	318,198	335,823
Pool #AP2530 4.000% 8/01/42	54,671	57,665
Pool #AP2958 4.000% 8/01/42	37,942	40,020
Pool #AP4903 4.000% 9/01/42	66,376	70,011
Pool #AP7399 4.000% 9/01/42	131,017	138,070
Pool #AP9766 4.000% 10/01/42	277,550	292,490
Pool #MA1217 4.000% 10/01/42	341,582	359,969
Pool #AP9229 4.000% 10/01/42	58,469	61,671
Pool #MA1253 4.000% 11/01/42	208,521	219,745

	Principal Amount	Value
Pool #AQ3599 4.000% 11/01/42	$42,119	$44,459
Pool #AQ4555 4.000% 12/01/42	109,851	115,918
Pool #AQ7003 4.000% 12/01/42	110,995	116,969
Pool #AQ7082 4.000% 1/01/43	139,830	147,576
Pool #AL3508 4.000% 4/01/43	68,520	72,851
Pool #AQ4078 4.000% 6/01/43	67,464	71,728
Pool #AQ4080 4.000% 6/01/43	64,907	68,726
Pool #AT8394 4.000% 6/01/43	69,809	74,199
Pool #AB9683 4.000% 6/01/43	120,514	127,283
Pool #AT9637 4.000% 7/01/43	214,248	226,784
Pool #AT9653 4.000% 7/01/43	144,443	153,527
Pool #AT9657 4.000% 7/01/43	123,408	130,301
Pool #AS0070 4.000% 8/01/43	77,890	82,156
Pool #MA1547 4.000% 8/01/43	79,157	83,492
Pool #AS4347 4.000% 1/01/45	152,904	161,708
Pool #MA0706 4.500% 4/01/31	46,185	49,633
Pool #MA0734 4.500% 5/01/31	146,519	157,456
Pool #MA0776 4.500% 6/01/31	50,200	53,947
Pool #MA0913 4.500% 11/01/31	36,988	39,750
Pool #MA0939 4.500% 12/01/31	42,294	45,451
Pool #993117 4.500% 1/01/39	11,174	12,047
Pool #AA0856 4.500% 1/01/39	17,469	18,833
Pool #AA2450 4.500% 2/01/39	5,225	5,633
Pool #AA3495 4.500% 2/01/39	24,167	26,054
Pool #935520 4.500% 8/01/39	53,671	57,862
Pool #AD5481 4.500% 5/01/40	897,976	968,095

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD6914 4.500% 6/01/40	$98,620	$106,320
Pool #AD8685 4.500% 8/01/40	258,902	279,119
Pool #MA1591 4.500% 9/01/43	149,607	161,430
Pool #AL4341 4.500% 10/01/43	15,359	16,515
Pool #AU6423 4.500% 10/01/43	425,645	457,685
Pool #MA1629 4.500% 10/01/43	157,272	169,700
Pool #MA1664 4.500% 11/01/43	79,620	85,911
Pool #MA1711 4.500% 12/01/43	156,848	169,439
Pool #AL4741 4.500% 1/01/44	75,017	80,945
Pool #AW0318 4.500% 2/01/44	328,877	353,632
Pool #AL5562 4.500% 4/01/44	44,427	47,771
Pool #AL5540 4.500% 7/01/44	143,095	155,319
Pool #890604 4.500% 10/01/44	751,013	813,059
Pool #AS4271 4.500% 1/01/45	77,842	84,881
Pool #915154 5.000% 4/01/37	95,875	105,159
Pool #974965 5.000% 4/01/38	300,774	329,712
Pool #983077 5.000% 5/01/38	80,490	88,234
Pool #310088 5.000% 6/01/38	78,659	86,227
Pool #AE2266 5.000% 3/01/40	136,417	149,520
Pool #937948 5.500% 6/01/37	9,177	10,278
Pool #995072 5.500% 8/01/38	40,971	46,177
Pool #481473 6.000% 2/01/29	84	94
Pool #867557 6.000% 2/01/36	2,631	2,953
Pool #AE0469 6.000% 12/01/39	297,867	338,488
Pool #AL4324 6.500% 5/01/40	197,554	226,108
Pool #AE0758 7.000% 2/01/39	114,499	129,692

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #299 2.500% 4/01/29 (c)	$700,000	$700,437
Pool #5650 3.000% 11/01/28 (c)	500,000	512,695
Pool #6237 3.000% 6/01/44 (c)	2,900,000	2,875,531
Pool #1058 3.500% 2/01/44 (c)	2,400,000	2,455,125
Pool #11192 4.000% 3/01/43 (c)	9,200,000	9,650,656
Pool #29647 5.000% 3/01/37 (c)	2,300,000	2,512,930
Government National Mortgage Association Pool #487588 6.000% 4/15/29	3,370	3,787
Pool #595077 6.000% 10/15/32	560	637
Pool #596620 6.000% 10/15/32	430	477
Pool #604706 6.000% 10/15/33	74,391	84,866
Pool #636251 6.000% 3/15/35	6,957	8,020
Pool #782034 6.000% 1/15/36	84,412	98,012
Pool #658029 6.000% 7/15/36	35,426	40,085
Government National Mortgage Association II Pool #MA4321 3.500% 3/20/47	1,400,000	1,454,742
Pool #MA4263 4.000% 2/20/47	1,995,858	2,112,102
Pool #783298 4.500% 4/20/41	363,567	391,388
Pool #783368 4.500% 7/20/41	49,078	52,786
Pool #4747 5.000% 7/20/40	217,299	239,292
Government National Mortgage Association II TBA Pool #587 3.000% 2/01/45 (c)	2,200,000	2,219,594
Pool #304 3.500% 2/01/45 (c)	9,000,000	9,332,578
Government National Mortgage Association TBA Pool #2280 3.500% 4/01/42 (c)	900,000	933,117

		83,846,838

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loans — 2.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2017-DNA1, Class M2, 1 mo. USD LIBOR + 3.250%, FRN 4.232% 7/25/29	$3,130,000	$3,122,389
Series 2016-DNA2, Class M3, 1 mo. USD LIBOR + 4.650%, FRN 5.632% 10/25/28	1,450,000	1,567,326
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950%, FRN 5.932% 7/25/29	1,450,000	1,447,477
Series 2016-DNA1, Class M3, 1 mo. USD LIBOR + 5.550%, FRN 6.532% 7/25/28	880,000	997,294
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350%, FRN 2.332% 1/25/29	773,356	777,528
Series 2014-C03, Class 1M2, 1 mo. USD LIBOR + 3.000%, FRN 3.982% 7/25/24	1,350,000	1,392,141
Series 2016-C04, Class 1M2, 1 mo. USD LIBOR + 4.250%, FRN 5.232% 1/25/29	987,413	1,045,256

		10,349,411

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $99,414,466)		99,524,589

U.S. TREASURY OBLIGATIONS — 26.5%
U.S. Treasury Bonds & Notes — 26.5%
U.S. Treasury Bond 2.500% 2/15/46	2,760,000	2,474,512
U.S. Treasury Bond 2.875% 5/15/43	2,980,000	2,901,775
U.S. Treasury Bond 2.875% 11/15/46	1,370,000	1,329,671
U.S. Treasury Bond 3.000% 5/15/45	5,980,000	5,945,989
U.S. Treasury Bond 3.000% 2/15/47	2,400,000	2,391,937
U.S. Treasury Bond 3.375% 5/15/44	5,540,000	5,912,392
U.S. Treasury Bond 3.750% 11/15/43	2,510,000	2,856,027
U.S. Treasury Inflation Index 0.125% 4/15/21	4,159,145	4,202,034

	Principal Amount	Value
U.S. Treasury Inflation Index 0.625% 2/15/43	$1,288,357	$1,197,770
U.S. Treasury Inflation Index 0.750% 2/15/42	773,640	743,678
U.S. Treasury Inflation Index 0.750% 2/15/45	690,804	657,595
U.S. Treasury Inflation Index 1.375% 2/15/44	1,187,618	1,309,355
U.S. Treasury Inflation Index 2.125% 2/15/40	381,929	481,725
U.S. Treasury Note 0.875% 5/31/18	5,000,000	4,985,703
U.S. Treasury Note 1.000% 11/30/18	6,000,000	5,979,680
U.S. Treasury Note 1.250% 12/31/18	10,000,000	10,005,430
U.S. Treasury Note 1.250% 10/31/21	140,000	136,093
U.S. Treasury Note 1.250% 7/31/23	5,360,000	5,073,491
U.S. Treasury Note 1.375% 9/30/20	30,000	29,703
U.S. Treasury Note 1.375% 10/31/20	20,000	19,781
U.S. Treasury Note 1.375% 1/31/21	13,130,000	12,947,719
U.S. Treasury Note 1.375% 4/30/21	190,000	186,811
U.S. Treasury Note 1.375% 6/30/23	7,340,000	7,011,649
U.S. Treasury Note 1.375% 8/31/23	590,000	562,192
U.S. Treasury Note 1.375% 9/30/23	330,000	314,106
U.S. Treasury Note 1.500% 12/31/18	250,000	251,180
U.S. Treasury Note 1.500% 2/28/23	1,680,000	1,623,943
U.S. Treasury Note 1.500% 8/15/26	640,000	592,265
U.S. Treasury Note 1.625% 7/31/19	270,000	271,698
U.S. Treasury Note 1.625% 4/30/23	1,510,000	1,467,071
U.S. Treasury Note 1.625% 5/15/26	180,000	168,864
U.S. Treasury Note 2.000% 12/31/21	5,990,000	6,013,820
U.S. Treasury Note 2.125% 11/30/23	4,790,000	4,773,460
U.S. Treasury Note 2.125% 3/31/24	3,650,000	3,628,328

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.250% 12/31/23	$1,310,000	$1,314,697
U.S. Treasury Note 2.250% 11/15/25	3,880,000	3,846,444
U.S. Treasury Note 2.625% 11/15/20	10,000	10,326

		103,618,914

TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,888,448)		103,618,914

TOTAL BONDS & NOTES (Cost $372,860,156)		374,839,491

	Units
PURCHASED OPTIONS — 0.3%
Financial — 0.3%
Diversified Financial Services — 0.3%
Eurodollar Future Put, Expires 6/19/17, Strike 98.50	400	2,500
U.S. Bond Future Call, Expires 4/21/17, Strike 155.00	67	10,469
U.S. Treasury Note 10 Year Future Call, Expires 4/17/17, Strike 123.50	332	399,437
U.S. Treasury Note 10 Year Future Call, Expires 4/21/17, Strike 125.00	603	179,016
U.S. Treasury Note 10 Year Future Call, Expires 4/21/17, Strike 126.00	185	14,453
U.S. Treasury Note 10 Year Future Put, Expires 5/26/17, Strike 122.00	138	21,562
U.S. Treasury Note 10 Year Future Put, Expires 5/26/17, Strike 122.50	200	43,750
U.S. Treasury Note 5 Year Future Call, Expires 4/21/17, Strike 118.00	212	38,094
U.S. Treasury Note 5 Year Future Call, Expires 4/21/17, Strike 118.00	92	10,062
USD Put MXN Call, Expires 4/06/17, Strike 20.51	6,360,000	589,000

		1,308,343

TOTAL PURCHASED OPTIONS (Cost $814,156)		1,308,343

TOTAL LONG-TERM INVESTMENTS (Cost $373,836,972)		376,309,067

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 17.6%
Discount Notes — 12.0%
Federal Home Loan Bank Discount Notes 0.528% 4/05/17	$7,000,000	$6,999,734
Federal Home Loan Bank Discount Notes 0.646% 7/25/17	12,500,000	12,469,400
Federal Home Loan Bank Discount Notes 0.690% 4/21/17	6,635,000	6,632,711
Federal Home Loan Bank Discount Notes 0.710% 4/26/17	20,839,000	20,829,810

		46,931,655

Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (f)	576,131	576,131

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	7,960	7,960

U.S. Treasury Bill — 5.4%
U.S. Treasury Bill 0.000% 6/08/17	20,000,000	19,973,960
U.S. Treasury Bill 0.000% 6/29/17	1,000,000	998,175

		20,972,135

TOTAL SHORT-TERM INVESTMENTS (Cost $68,490,988)		68,487,881

TOTAL INVESTMENTS — 113.9% (Cost $442,327,960) (g)		444,796,948

Other Assets/(Liabilities) —(13.9)%		(54,149,296)

NET ASSETS — 100.0%		$390,647,652

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
ARS	Argentinean Peso
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
GBP	British Pound
MTA	Monthly Treasury Average Index

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

MXN	Mexican Peso
PAC	Planned Amortization Class
RUB	Russian Ruble
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loans
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $38,585,441 or 9.88% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, these securities amounted to a value of $745,947 or 0.19% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2017, these securities amounted to a value of $1,236,782 or 0.32% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Maturity value of $576,134. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $590,325.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 1.8%
Chemicals — 1.4%
Ashland Global Holdings, Inc.	1,600	$198,096
Celanese Corp. Series A	4,100	368,385
E.I. du Pont de Nemours & Co.	26,054	2,092,918
Eastman Chemical Co.	4,200	339,360
Huntsman Corp.	7,000	171,780
LyondellBasell Industries NV Class A	14,700	1,340,493
The Mosaic Co.	10,100	294,718
RPM International, Inc.	3,600	198,108
Westlake Chemical Corp.	3,800	250,990

		5,254,848

Forest Products & Paper — 0.2%
International Paper Co.	12,000	609,360

Iron & Steel — 0.2%
Nucor Corp.	8,200	489,704
Reliance Steel & Aluminum Co.	1,800	144,036
Steel Dynamics, Inc.	7,100	246,796

		880,536

		6,744,744

Communications — 8.4%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	11,400	280,098
Omnicom Group, Inc.	6,500	560,365

		840,463

Internet — 0.7%
CDW Corp.	4,600	265,466
eBay, Inc. (a)	31,600	1,060,812
Symantec Corp.	44,947	1,378,974

		2,705,252

Media — 3.9%
CBS Corp. Class B	11,000	762,960
Comcast Corp. Class A	80,264	3,017,124
Discovery Communications, Inc. Class A (a)	4,100	119,269
News Corp. Class A	11,100	144,300
Scripps Networks Interactive Class A	2,500	195,925
Time Warner, Inc.	37,400	3,654,354
Twenty-First Century Fox, Inc. Class A	30,500	987,895
Viacom, Inc. Class B	10,100	470,862
The Walt Disney Co.	43,800	4,966,482

		14,319,171

Telecommunications — 3.6%
Cisco Systems, Inc.	216,901	7,331,254

	Number of Shares	Value
Juniper Networks, Inc.	11,100	$308,913
Motorola Solutions, Inc.	4,500	387,990
Verizon Communications, Inc.	88,274	4,303,357
Vodafone Group PLC Sponsored ADR (United Kingdom)	42,865	1,132,922

		13,464,436

		31,329,322

Consumer, Cyclical — 8.0%
Airlines — 0.9%
Alaska Air Group, Inc.	3,400	313,548
American Airlines Group, Inc.	14,700	621,810
Delta Air Lines, Inc.	21,200	974,352
Southwest Airlines Co.	17,800	956,928
United Continental Holdings, Inc. (a)	8,700	614,568

		3,481,206

Auto Manufacturers — 0.6%
General Motors Co.	43,600	1,541,696
PACCAR, Inc.	10,200	685,440

		2,227,136

Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	6,100	254,919
Delphi Automotive PLC	7,800	627,822
The Goodyear Tire & Rubber Co.	7,300	262,800
Lear Corp.	2,000	283,160
WABCO Holdings, Inc. (a)	1,500	176,130

		1,604,831

Home Builders — 0.2%
NVR, Inc. (a)	90	189,619
PulteGroup, Inc.	9,200	216,660
Thor Industries, Inc.	1,500	144,195
Toll Brothers, Inc. (a)	4,700	169,717

		720,191

Home Furnishing — 0.2%
Leggett & Platt, Inc.	3,700	186,184
Whirlpool Corp.	1,900	325,527

		511,711

Housewares — 0.4%
Newell Brands, Inc.	34,066	1,606,893

Leisure Time — 1.0%
Brunswick Corp.	2,600	159,120
Carnival Corp.	15,600	918,996
Harley-Davidson, Inc.	27,867	1,685,954
Norwegian Cruise Line Holdings Ltd. (a)	6,600	334,818
Royal Caribbean Cruises Ltd.	6,200	608,282

		3,707,170

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.1%
Hyatt Hotels Corp. Class A (a)	1,100	$59,378
Wyndham Worldwide Corp.	3,100	261,299

		320,677

Retail — 4.1%
Advance Auto Parts, Inc.	10,138	1,503,060
Best Buy Co., Inc.	8,700	427,605
CarMax, Inc. (a)	5,400	319,788
CVS Health Corp.	22,026	1,729,041
Darden Restaurants, Inc.	3,400	284,478
Dick’s Sporting Goods, Inc.	2,500	121,650
Dollar General Corp.	20,848	1,453,731
Foot Locker, Inc.	3,800	284,278
The Gap, Inc.	11,000	267,190
Kohl’s Corp.	5,000	199,050
Liberty Interactive Corp. QVC Group Class A (a)	65,007	1,301,440
Nordstrom, Inc.	4,800	223,536
Penske Automotive Group, Inc.	2,300	107,663
PVH Corp.	2,300	237,981
Wal-Mart Stores, Inc.	84,000	6,054,720
Yum! Brands, Inc.	9,200	587,880

		15,103,091

Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,200	504,878

		29,787,784

Consumer, Non-cyclical — 16.5%
Agriculture — 0.9%
Archer-Daniels-Midland Co.	17,200	791,888
Bunge Ltd.	4,100	324,966
Philip Morris International, Inc.	19,273	2,175,921

		3,292,775

Beverages — 0.5%
PepsiCo, Inc.	17,316	1,936,968

Biotechnology — 1.4%
Amgen, Inc.	21,400	3,511,098
Biogen, Inc. (a)	6,200	1,695,204
United Therapeutics Corp. (a)	1,300	175,994

		5,382,296

Commercial Services — 0.3%
AMERCO	500	190,595
ManpowerGroup, Inc.	1,900	194,883
Quanta Services, Inc. (a)	1,600	59,376
Robert Half International, Inc.	3,700	180,671
United Rentals, Inc. (a)	2,300	287,615
The Western Union Co.	13,900	282,865

		1,196,005

Foods — 0.6%
Ingredion, Inc.	1,700	204,731

	Number of Shares	Value
Mondelez International, Inc. Class A	48,622	$2,094,636

		2,299,367

Health Care – Products — 1.3%
Abbott Laboratories	47,617	2,114,671
Medtronic PLC	32,498	2,618,039

		4,732,710

Health Care – Services — 2.7%
Aetna, Inc.	18,976	2,420,389
Anthem, Inc.	7,600	1,256,888
Cigna Corp.	7,500	1,098,675
HCA Holdings, Inc. (a)	10,800	961,092
Humana, Inc.	6,359	1,310,844
MEDNAX, Inc. (a)	1,000	69,380
Quest Diagnostics, Inc.	4,000	392,760
UnitedHealth Group, Inc.	14,900	2,443,749

		9,953,777

Household Products & Wares — 0.1%
Avery Dennison Corp.	2,600	209,560

Pharmaceuticals — 8.7%
AbbVie, Inc.	46,400	3,023,424
Allergan PLC	8,067	1,927,368
Cardinal Health, Inc.	9,100	742,105
Eli Lilly & Co.	17,402	1,463,682
Johnson & Johnson	78,900	9,826,995
Merck & Co., Inc.	111,088	7,058,531
Pfizer, Inc.	249,381	8,531,324

		32,573,429

		61,576,887

Energy — 6.4%
Oil & Gas — 5.2%
Anadarko Petroleum Corp.	34,371	2,131,002
Chevron Corp.	75,594	8,116,528
ConocoPhillips	35,900	1,790,333
Helmerich & Payne, Inc.	3,000	199,710
Hess Corp.	25,297	1,219,568
HollyFrontier Corp.	5,200	147,368
Marathon Petroleum Corp.	51,811	2,618,528
Phillips 66	15,700	1,243,754
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	24,930	1,314,559
Valero Energy Corp.	13,000	861,770

		19,643,120

Oil & Gas Services — 1.2%
Baker Hughes, Inc.	26,555	1,588,520
Halliburton Co.	48,481	2,385,750
National Oilwell Varco, Inc.	9,700	388,873

		4,363,143

		24,006,263

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 30.4%
Banks — 17.9%
Bank of America Corp.	440,565	$10,392,928
The Bank of New York Mellon Corp.	30,100	1,421,623
BOK Financial Corp.	1,900	148,713
Capital One Financial Corp.	14,000	1,213,240
Citigroup, Inc.	121,722	7,281,410
Citizens Financial Group, Inc.	14,100	487,155
Comerica, Inc.	4,700	322,326
Commerce Bancshares, Inc.	3,005	168,761
Cullen/Frost Bankers, Inc.	1,600	142,352
East West Bancorp, Inc.	4,200	216,762
Fifth Third Bancorp	81,446	2,068,728
The Goldman Sachs Group, Inc.	11,600	2,664,752
JP Morgan Chase & Co.	157,718	13,853,949
M&T Bank Corp.	4,500	696,285
Morgan Stanley	51,000	2,184,840
Northern Trust Corp.	6,100	528,138
PacWest Bancorp	3,500	186,410
The PNC Financial Services Group, Inc.	38,357	4,612,046
Prosperity Bancshares, Inc.	2,000	139,420
Regions Financial Corp.	35,700	518,721
State Street Corp.	28,307	2,253,520
SunTrust Banks, Inc.	14,200	785,260
Synovus Financial Corp.	3,600	147,672
US Bancorp	49,300	2,538,950
Wells Fargo & Co.	213,507	11,883,800

		66,857,761

Diversified Financial Services — 4.8%
Alliance Data Systems Corp.	7,661	1,907,589
Ally Financial, Inc.	13,500	274,455
American Express Co.	45,542	3,602,828
Ameriprise Financial, Inc.	19,697	2,554,307
BlackRock, Inc.	4,700	1,802,497
Credit Acceptance Corp. (a)	200	39,882
Discover Financial Services	38,230	2,614,550
Eaton Vance Corp.	3,100	139,376
E*TRADE Financial Corp. (a)	8,000	279,120
FNF Group	52,476	2,043,415
Franklin Resources, Inc.	16,400	691,096
Invesco Ltd.	11,700	358,371
Nasdaq, Inc.	4,400	305,580
Navient Corp.	8,700	128,412
Raymond James Financial, Inc.	4,000	305,040
Santander Consumer USA Holdings, Inc. (a)	10,500	139,860

		17,996,715

Insurance — 6.5%
Aflac, Inc.	11,100	803,862
Alleghany Corp. (a)	500	307,330
The Allstate Corp.	12,000	977,880

	Number of Shares	Value
American Financial Group, Inc.	5,300	$505,726
American International Group, Inc.	73,330	4,577,992
Arch Capital Group Ltd. (a)	3,400	322,218
Assurant, Inc.	1,900	181,773
Assured Guaranty Ltd.	1,500	55,665
Axis Capital Holdings Ltd.	2,500	167,575
Cincinnati Financial Corp.	4,400	317,988
Everest Re Group Ltd.	1,300	303,953
The Hartford Financial Services Group, Inc.	10,900	523,963
Lincoln National Corp.	6,400	418,880
Loews Corp.	9,700	453,669
Markel Corp. (a)	400	390,344
MetLife, Inc.	69,244	3,657,468
Old Republic International Corp.	3,200	65,536
Principal Financial Group, Inc.	8,400	530,124
Prudential Financial, Inc.	12,500	1,333,500
Reinsurance Group of America, Inc.	2,000	253,960
RenaissanceRe Holdings Ltd.	1,200	173,580
Torchmark Corp.	9,000	693,360
The Travelers Cos., Inc.	35,714	4,304,966
Unum Group	44,477	2,085,526
Validus Holdings Ltd.	2,200	124,058
Voya Financial, Inc.	5,500	208,780
W.R. Berkley Corp.	3,500	247,205
XL Group Ltd.	7,700	306,922

		24,293,803

Real Estate — 0.0%
Jones Lang LaSalle, Inc.	1,300	144,885

Real Estate Investment Trusts (REITS) — 1.1%
CBRE Group, Inc. Class A (a)	43,143	1,500,945
Outfront Media, Inc.	26,561	705,195
Weyerhaeuser Co.	54,234	1,842,871

		4,049,011

Savings & Loans — 0.1%
Investors Bancorp, Inc.	9,000	129,420
People’s United Financial, Inc.	7,000	127,400

		256,820

		113,598,995

Industrial — 11.7%
Aerospace & Defense — 4.3%
The Boeing Co.	17,600	3,112,736
General Dynamics Corp.	9,700	1,815,840
Harris Corp.	23,943	2,664,137
L3 Technologies, Inc.	2,300	380,167
Northrop Grumman Corp.	8,421	2,002,851
Rockwell Collins, Inc.	3,400	330,344
Spirit AeroSystems Holdings, Inc. Class A	3,700	214,304
United Technologies Corp.	47,495	5,329,414

		15,849,793

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 1.1%
Johnson Controls International PLC	53,920	$2,271,111
Owens Corning	3,300	202,521
USG Corp. (a)	4,200	133,560
Vulcan Materials Co.	12,365	1,489,735

		4,096,927

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	17,300	1,035,578
Hubbell, Inc.	1,300	156,065

		1,191,643

Electronics — 1.9%
Arrow Electronics, Inc. (a)	2,600	190,866
Avnet, Inc.	5,400	247,104
Corning, Inc.	37,400	1,009,800
Garmin Ltd.	5,700	291,327
Gentex Corp.	8,300	177,039
Honeywell International, Inc.	39,355	4,914,259
Jabil Circuit, Inc.	5,100	147,492

		6,977,887

Engineering & Construction — 0.1%
Fluor Corp.	4,100	215,742
Jacobs Engineering Group, Inc.	3,500	193,480

		409,222

Hand & Machine Tools — 0.2%
Snap-on, Inc.	1,600	269,872
Stanley Black & Decker, Inc.	4,200	558,054

		827,926

Machinery – Diversified — 0.2%
AGCO Corp.	2,400	144,432
Cummins, Inc.	4,900	740,880

		885,312

Miscellaneous – Manufacturing — 1.5%
Carlisle Cos., Inc.	1,700	180,897
Eaton Corp. PLC	32,746	2,428,116
Hexcel Corp.	2,500	136,375
Ingersoll-Rand PLC	7,000	569,240
Pentair PLC	32,531	2,042,296
Textron, Inc.	7,900	375,961

		5,732,885

Packaging & Containers — 0.7%
Crown Holdings, Inc. (a)	4,000	211,800
Graphic Packaging Holding Co.	8,800	113,256
Packaging Corp. of America	2,800	256,536
Sealed Air Corp.	38,198	1,664,669
Sonoco Products Co.	2,900	153,468

		2,399,729

Transportation — 1.4%
Norfolk Southern Corp.	16,668	1,866,316
Union Pacific Corp.	22,200	2,351,424

	Number of Shares	Value
United Parcel Service, Inc. Class B	9,300	$997,890

		5,215,630

		43,586,954

Technology — 12.2%
Computers — 6.2%
Apple, Inc.	115,485	16,590,575
Diebold Nixdorf, Inc.	23,697	727,498
HP, Inc.	49,300	881,484
International Business Machines Corp.	27,400	4,771,436
NCR Corp. (a)	3,100	141,608

		23,112,601

Semiconductors — 3.1%
Applied Materials, Inc.	29,800	1,159,220
Intel Corp.	137,800	4,970,446
KLA-Tencor Corp.	4,300	408,801
Marvell Technology Group Ltd.	12,800	195,328
Qorvo, Inc. (a)	3,700	253,672
QUALCOMM, Inc.	74,792	4,288,574
Skyworks Solutions, Inc.	5,300	519,294

		11,795,335

Software — 2.9%
CA, Inc.	11,400	361,608
Microsoft Corp.	42,855	2,822,430
Oracle Corp.	172,654	7,702,095

		10,886,133

		45,794,069

Utilities — 3.1%
Electric — 3.1%
The AES Corp.	19,300	215,774
Ameren Corp.	7,100	387,589
American Electric Power Co., Inc.	13,400	899,542
DTE Energy Co.	5,200	530,972
Duke Energy Corp.	17,600	1,443,376
Edison International	9,000	716,490
Entergy Corp.	4,900	372,204
Eversource Energy	8,700	511,386
Exelon Corp.	25,600	921,088
NextEra Energy, Inc.	15,901	2,041,212
OGE Energy Corp.	5,400	188,892
PG&E Corp.	30,626	2,032,341
Pinnacle West Capital Corp.	3,100	258,478
Public Service Enterprise Group, Inc.	13,100	580,985
Xcel Energy, Inc.	14,000	622,300

		11,722,629

TOTAL COMMON STOCK (Cost $294,645,718)		368,147,647

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

TOTAL EQUITIES (Cost $294,645,718)		$368,147,647

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
iShares Russell 1000 Value Index Fund	10,300	1,183,882

TOTAL MUTUAL FUNDS (Cost $1,181,162)		1,183,882

TOTAL LONG-TERM INVESTMENTS (Cost $295,826,880)		369,331,529

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (b)	$9,263,150	9,263,150

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	928	928

TOTAL SHORT-TERM INVESTMENTS (Cost $9,264,078)		9,264,078

TOTAL INVESTMENTS — 101.3% (Cost $305,090,958) (c)		378,595,607

Other Assets/(Liabilities) — (1.3)%		(4,684,335)

NET ASSETS — 100.0%		$373,911,272

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $9,263,188. Collateralized by U.S. Government Agency obligations with rates ranging from 1.000% – 1.500%, maturity dates ranging from 5/15/18 – 1/31/22, and an aggregate market value, including accrued interest, of $9,452,558.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 2.3%
Chemicals — 1.4%
The Dow Chemical Co.	277,680	$17,643,788

Forest Products & Paper — 0.9%
International Paper Co.	210,790	10,703,916

		28,347,704

Communications — 9.8%
Internet — 0.6%
eBay, Inc. (a)	219,780	7,378,015

Media — 4.1%
CBS Corp. Class B	191,700	13,296,312
Comcast Corp. Class A	361,820	13,600,814
Thomson Reuters Corp.	265,580	11,481,023
Viacom, Inc. Class B	283,400	13,212,108

		51,590,257

Telecommunications — 5.1%
Cisco Systems, Inc.	1,136,500	38,413,700
Nokia OYJ Sponsored ADR (Finland)	1,825,800	9,895,836
Verizon Communications, Inc.	321,950	15,695,062

		64,004,598

		122,972,870

Consumer, Cyclical — 6.1%
Home Builders — 1.2%
PulteGroup, Inc.	639,990	15,071,764

Leisure Time — 1.0%
Norwegian Cruise Line Holdings Ltd. (a)	254,680	12,919,916

Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	247,036	14,441,725

Retail — 2.7%
The Home Depot, Inc.	78,590	11,539,370
Liberty Interactive Corp. QVC Group Class A (a)	449,720	9,003,394
Lowe’s Cos., Inc.	84,090	6,913,039
Signet Jewelers Ltd.	88,880	6,156,718

		33,612,521

		76,045,926

Consumer, Non-cyclical — 18.0%
Agriculture — 3.1%
British American Tobacco PLC	256,377	16,995,208
Philip Morris International, Inc.	194,680	21,979,372

		38,974,580

Biotechnology — 1.0%
Amgen, Inc.	72,890	11,959,062

	Number of Shares	Value
Commercial Services — 0.8%
Nielsen Holdings PLC	235,350	$9,722,308

Cosmetics & Personal Care — 0.5%
Unilever NV NY Shares	123,200	6,120,576

Foods — 1.8%
The Kraft Heinz Co.	117,406	10,661,639
Mondelez International, Inc. Class A	292,410	12,597,023

		23,258,662

Health Care – Products — 1.5%
Medtronic PLC	240,467	19,372,021

Health Care – Services — 1.4%
UnitedHealth Group, Inc.	108,760	17,837,728

Pharmaceuticals — 7.9%
Allergan PLC	64,230	15,345,831
AstraZeneca PLC Sponsored ADR (United Kingdom)	413,340	12,871,408
Bristol-Myers Squibb Co.	301,450	16,392,851
Merck & Co., Inc.	524,130	33,303,220
Pfizer, Inc.	181,885	6,222,286
Roche Holding AG	57,822	14,750,703

		98,886,299

		226,131,236

Energy — 10.9%
Oil & Gas — 9.5%
Anadarko Petroleum Corp.	114,570	7,103,340
Canadian Natural Resources Ltd.	284,220	9,319,574
Chevron Corp.	263,580	28,300,584
EOG Resources, Inc.	191,020	18,634,001
Exxon Mobil Corp.	207,380	17,007,234
Marathon Oil Corp.	901,551	14,244,506
Occidental Petroleum Corp.	114,280	7,240,781
Pioneer Natural Resources Co.	74,610	13,894,620
Southwestern Energy Co. (a)	524,870	4,288,188

		120,032,828

Oil & Gas Services — 1.4%
Halliburton Co.	353,780	17,409,514

		137,442,342

Financial — 28.4%
Banks — 17.1%
Bank of America Corp.	622,050	14,674,160
Citigroup, Inc.	515,000	30,807,300
The Goldman Sachs Group, Inc.	68,450	15,724,334
JP Morgan Chase & Co.	660,326	58,003,036
M&T Bank Corp.	109,940	17,011,016
The PNC Financial Services Group, Inc.	267,620	32,178,629
Wells Fargo & Co.	838,990	46,698,183

		215,096,658

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 3.5%
BlackRock, Inc.	44,340	$17,004,834
Intercontinental Exchange, Inc.	210,840	12,622,991
Invesco Ltd.	475,180	14,554,763

		44,182,588

Insurance — 6.8%
American International Group, Inc.	203,320	12,693,268
Chubb Ltd.	157,570	21,468,912
Marsh & McLennan Cos., Inc.	216,920	16,028,219
MetLife, Inc.	289,730	15,303,539
Principal Financial Group, Inc.	175,358	11,066,843
Unum Group	184,660	8,658,707

		85,219,488

Real Estate Investment Trusts (REITS) — 1.0%
Park Hotels & Resorts, Inc.	491,324	12,612,287

		357,111,021

Industrial — 11.0%
Aerospace & Defense — 1.9%
Triumph Group, Inc.	228,290	5,878,467
United Technologies Corp.	163,000	18,290,230

		24,168,697

Building Materials — 1.1%
Fortune Brands Home & Security, Inc.	217,280	13,221,488

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	113,950	10,570,002

Miscellaneous – Manufacturing — 5.9%
3M Co.	78,710	15,059,584
Eaton Corp. PLC	278,530	20,653,000
General Electric Co.	690,850	20,587,330
Ingersoll-Rand PLC	226,790	18,442,563

		74,742,477

Transportation — 1.3%
Union Pacific Corp.	149,400	15,824,448

		138,527,112

Technology — 8.6%
Computers — 2.0%
Apple, Inc.	72,360	10,395,238
Cognizant Technology Solutions Corp. Class A (a)	243,900	14,516,928

		24,912,166

Semiconductors — 5.5%
Analog Devices, Inc.	100,940	8,272,033
Intel Corp.	712,670	25,706,007
Maxim Integrated Products, Inc.	395,200	17,768,192
QUALCOMM, Inc.	302,950	17,371,153

		69,117,385

	Number of Shares	Value
Software — 1.1%
Microsoft Corp.	213,340	$14,050,572

		108,080,123

Utilities — 3.5%
Electric — 3.5%
Dominion Resources, Inc.	105,320	8,169,672
Edison International	158,360	12,607,040
Eversource Energy	264,690	15,558,478
NextEra Energy, Inc.	62,280	7,994,884

		44,330,074

TOTAL COMMON STOCK (Cost $924,836,391)		1,238,988,408

TOTAL EQUITIES (Cost $924,836,391)		1,238,988,408

TOTAL LONG-TERM INVESTMENTS (Cost $924,836,391)		1,238,988,408

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (b)	$12,895,751	12,895,751

TOTAL SHORT-TERM INVESTMENTS (Cost $12,895,751)		12,895,751

TOTAL INVESTMENTS — 99.6% (Cost $937,732,142) (c)		1,251,884,159

Other Assets/(Liabilities) — 0.4%		5,644,066

NET ASSETS — 100.0%		$1,257,528,225

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $12,895,805. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $13,154,930.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	81.0%
Ireland	5.9%
United Kingdom	3.1%
Switzerland	2.9%
Bermuda	2.7%
Canada	1.7%
Finland	0.8%
Netherlands	0.5%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 95.9%
Basic Materials — 3.1%
Chemicals — 2.9%
BASF SE Sponsored ADR (Germany)	8,481	$841,103
Celanese Corp. Series A	14,600	1,311,810
The Dow Chemical Co.	12,000	762,480
E.I. du Pont de Nemours & Co.	32,300	2,594,659

		5,510,052

Iron & Steel — 0.2%
Carpenter Technology Corp.	9,221	343,943

		5,853,995

Communications — 5.1%
Advertising — 0.7%
Aimia, Inc.	186,300	1,250,073

Media — 0.7%
Time Warner, Inc.	13,100	1,280,001

Telecommunications — 3.7%
ARRIS International PLC (a)	30,400	804,080
AT&T, Inc.	48,808	2,027,972
Cisco Systems, Inc.	32,500	1,098,500
Verizon Communications, Inc.	57,469	2,801,614
Vodafone Group PLC Sponsored ADR (United Kingdom)	13,672	361,351

		7,093,517

		9,623,591

Consumer, Cyclical — 7.5%
Airlines — 1.1%
Southwest Airlines Co.	37,449	2,013,258

Auto Parts & Equipment — 0.7%
Adient PLC	18,058	1,312,275

Home Builders — 0.4%
Lennar Corp. Class B	19,933	833,199

Home Furnishing — 0.7%
Whirlpool Corp.	8,000	1,370,640

Housewares — 0.5%
Tupperware Brands Corp.	14,771	926,437

Retail — 4.1%
The Gap, Inc.	49,647	1,205,926
The Home Depot, Inc.	7,900	1,159,957
Target Corp.	21,859	1,206,398
Wal-Mart Stores, Inc.	58,560	4,221,005

		7,793,286

		14,249,095

	Number of Shares	Value
Consumer, Non-cyclical — 21.1%
Agriculture — 5.0%
Altria Group, Inc.	40,259	$2,875,298
Philip Morris International, Inc.	59,360	6,701,744

		9,577,042

Foods — 1.8%
Conagra Brands, Inc.	24,300	980,262
Lamb Weston Holdings, Inc.	9,533	400,958
Tyson Foods, Inc. Class A	33,400	2,061,114

		3,442,334

Health Care – Products — 1.4%
Medtronic PLC	34,416	2,772,553

Pharmaceuticals — 12.9%
Allergan PLC	1,800	430,056
Eli Lilly & Co.	31,364	2,638,026
Herbalife Ltd. (a) (b)	56,703	3,296,712
Johnson & Johnson	32,574	4,057,092
Merck & Co., Inc.	93,200	5,921,928
Pfizer, Inc.	181,566	6,211,373
Sanofi ADR (France)	36,500	1,651,625
VCA, Inc. (a)	3,400	311,100

		24,517,912

		40,309,841

Energy — 8.6%
Oil & Gas — 8.6%
BP PLC Sponsored ADR (United Kingdom)	129,622	4,474,552
Chesapeake Energy Corp. (a) (b)	33,300	197,802
ConocoPhillips	65,618	3,272,370
Ensco PLC Class A	109,900	983,605
Occidental Petroleum Corp.	34,823	2,206,385
PBF Energy, Inc. Class A (b)	36,600	811,422
Phillips 66	37,079	2,937,398
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	30,400	1,602,992

		16,486,526

Financial — 24.7%
Banks — 15.7%
Bank of America Corp.	326,396	7,699,682
Citigroup, Inc.	81,726	4,888,849
JP Morgan Chase & Co.	82,758	7,269,463
KeyCorp	90,900	1,616,202
The PNC Financial Services Group, Inc.	6,799	817,512
State Street Corp.	19,093	1,519,994
SunTrust Banks, Inc.	26,172	1,447,311
Wells Fargo & Co.	83,740	4,660,968

		29,919,981

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 3.4%
Ally Financial, Inc.	34,606	$703,540
American Express Co.	40,699	3,219,698
Ameriprise Financial, Inc.	14,300	1,854,424
Mastercard, Inc. Class A	5,800	652,326

		6,429,988

Insurance — 5.6%
American International Group, Inc.	11,700	730,431
CNO Financial Group, Inc.	168,077	3,445,579
Loews Corp.	82,718	3,868,721
Voya Financial, Inc.	19,147	726,820
XL Group Ltd.	48,800	1,945,168

		10,716,719

		47,066,688

Industrial — 13.8%
Aerospace & Defense — 4.0%
Arconic, Inc.	42,367	1,115,947
Northrop Grumman Corp.	11,800	2,806,512
Raytheon Co.	6,881	1,049,352
United Technologies Corp.	24,100	2,704,261

		7,676,072

Building Materials — 1.0%
Johnson Controls International PLC	43,585	1,835,800

Electronics — 1.1%
Corning, Inc.	16,900	456,300
Honeywell International, Inc.	10,475	1,308,013
TE Connectivity Ltd.	5,100	380,205

		2,144,518

Engineering & Construction — 3.1%
Fluor Corp.	6,500	342,030
KBR, Inc.	370,600	5,570,118

		5,912,148

Hand & Machine Tools — 1.3%
Stanley Black & Decker, Inc.	18,099	2,404,814

Machinery – Diversified — 0.2%
Flowserve Corp.	7,800	377,676

Transportation — 3.1%
Euronav NV (a) (b)	166,215	1,313,099
FedEx Corp.	8,100	1,580,715
Golar LNG Partners LP (c)	53,475	1,194,632
Norfolk Southern Corp.	17,285	1,935,401

		6,023,847

		26,374,875

Technology — 8.4%
Computers — 2.1%
Hewlett Packard Enterprise Co.	36,500	865,050
HP, Inc.	24,900	445,212

	Number of Shares	Value
International Business Machines Corp.	15,500	$2,699,170

		4,009,432

Semiconductors — 0.9%
QUALCOMM, Inc.	30,900	1,771,806

Software — 5.4%
CA, Inc.	102,100	3,238,612
First Data Corp. Class A (a)	25,800	399,900
Microsoft Corp.	51,300	3,378,618
Oracle Corp.	71,900	3,207,459

		10,224,589

		16,005,827

Utilities — 3.6%
Electric — 3.6%
American Electric Power Co., Inc.	6,000	402,780
Entergy Corp.	50,973	3,871,909
Exelon Corp.	61,600	2,216,368
NextEra Energy, Inc.	3,000	385,110

		6,876,167

TOTAL COMMON STOCK (Cost $162,101,251)		182,846,605

TOTAL EQUITIES (Cost $162,101,251)		182,846,605

MUTUAL FUNDS — 3.0%
Diversified Financial Services — 3.0%
State Street Navigator Securities Lending Prime Portfolio (d)	5,774,344	5,774,344

TOTAL MUTUAL FUNDS (Cost $5,774,344)		5,774,344

TOTAL LONG-TERM INVESTMENTS (Cost $167,875,595)		188,620,949

	Principal Amount
SHORT-TERM INVESTMENTS — 5.3%
Repurchase Agreement — 5.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (e)	$9,913,375	9,913,375

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.1%
Euro Time Deposit 0.090% 4/03/17	$96,781	$96,781

TOTAL SHORT-TERM INVESTMENTS (Cost $10,010,156)		10,010,156

TOTAL INVESTMENTS —104.2% (Cost $177,885,751) (f)		198,631,105

Other Assets/(Liabilities) — (4.2)%		(7,946,796)

NET ASSETS — 100.0%		$190,684,309

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $5,617,686 or 2.95% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $9,913,417. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $10,113,762.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.5%

COMMON STOCK — 100.5%
Basic Materials — 2.3%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	40,616	$5,494,939
Albemarle Corp.	20,692	2,185,903
CF Industries Holdings, Inc.	42,312	1,241,857
The Dow Chemical Co.	208,912	13,274,268
E.I. du Pont de Nemours & Co.	161,093	12,940,601
Eastman Chemical Co.	27,440	2,217,152
FMC Corp.	25,593	1,781,017
International Flavors & Fragrances, Inc.	14,657	1,942,492
LyondellBasell Industries NV Class A	61,403	5,599,340
Monsanto Co.	81,514	9,227,385
The Mosaic Co.	64,560	1,883,861
PPG Industries, Inc.	47,956	5,039,216
Praxair, Inc.	52,999	6,285,681
The Sherwin-Williams Co.	15,223	4,722,022

		73,835,734

Forest Products & Paper — 0.1%
International Paper Co.	77,423	3,931,540

Iron & Steel — 0.1%
Nucor Corp.	59,668	3,563,373

Mining — 0.2%
Freeport-McMoRan, Inc. (a)	246,405	3,291,971
Newmont Mining Corp.	99,353	3,274,675
		6,566,646

		87,897,293

Communications — 13.9%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	73,980	1,817,688
Omnicom Group, Inc.	43,700	3,767,377

		5,585,065

Internet — 7.3%
Alphabet, Inc. Class A (a)	55,412	46,978,294
Alphabet, Inc. Class C (a)	55,144	45,745,257
Amazon.com, Inc. (a)	73,875	65,493,143
eBay, Inc. (a)	188,562	6,330,026
Expedia, Inc.	22,538	2,843,619
F5 Networks, Inc. (a)	12,320	1,756,462
Facebook, Inc. Class A (a)	439,288	62,400,860
Netflix, Inc. (a)	80,277	11,865,743
The Priceline Group, Inc. (a)	9,201	16,377,504
Symantec Corp.	114,700	3,518,996
TripAdvisor, Inc. (a)	21,878	944,255
VeriSign, Inc. (a)	16,464	1,434,179
Yahoo!, Inc. (a)	163,355	7,581,306

		273,269,644

	Number of Shares	Value
Media — 3.1%
CBS Corp. Class B	69,174	$4,797,909
Charter Communications, Inc. Class A (a)	40,088	13,121,604
Comcast Corp. Class A	882,700	33,180,693
Discovery Communications, Inc. Class A (a)	28,776	837,094
Discovery Communications, Inc. Class C (a)	39,972	1,131,607
DISH Network Corp. Class A (a)	42,142	2,675,596
News Corp. Class A	72,813	946,569
News Corp. Class B	21,500	290,250
Scripps Networks Interactive Class A	18,186	1,425,237
TEGNA, Inc.	41,396	1,060,566
Time Warner, Inc.	144,447	14,113,916
Twenty-First Century Fox, Inc. Class A	196,883	6,377,040
Twenty-First Century Fox, Inc. Class B	91,386	2,904,247
Viacom, Inc. Class B	64,442	3,004,286
The Walt Disney Co.	271,331	30,766,222

		116,632,836

Telecommunications — 3.4%
AT&T, Inc.	1,145,795	47,607,782
CenturyLink, Inc.	101,541	2,393,321
Cisco Systems, Inc.	934,955	31,601,479
Juniper Networks, Inc.	71,301	1,984,307
Level 3 Communications, Inc. (a)	54,178	3,100,065
Motorola Solutions, Inc.	30,307	2,613,070
Verizon Communications, Inc.	760,536	37,076,130

		126,376,154

		521,863,699

Consumer, Cyclical — 9.0%
Airlines — 0.6%
Alaska Air Group, Inc.	22,744	2,097,452
American Airlines Group, Inc.	94,373	3,991,978
Delta Air Lines, Inc.	136,809	6,287,742
Southwest Airlines Co.	114,449	6,152,778
United Continental Holdings, Inc. (a)	53,144	3,754,092

		22,284,042

Apparel — 0.6%
Hanesbrands, Inc.	68,939	1,431,174
Michael Kors Holdings Ltd. (a)	30,732	1,171,196
NIKE, Inc. Class B	247,029	13,766,926
Ralph Lauren Corp.	10,364	845,910
Under Armour, Inc. Class A (a)	35,053	693,348
Under Armour, Inc. Class C (a)	35,231	644,727
VF Corp.	62,112	3,414,297

		21,967,578

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.6%
Ford Motor Co.	725,546	$8,445,355
General Motors Co.	254,449	8,997,317
PACCAR, Inc.	65,972	4,433,318

		21,875,990

Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	37,033	1,547,609
Delphi Automotive PLC	50,040	4,027,720
The Goodyear Tire & Rubber Co.	46,477	1,673,172

		7,248,501

Distribution & Wholesale — 0.2%
Fastenal Co.	53,776	2,769,464
LKQ Corp. (a)	56,380	1,650,242
W.W. Grainger, Inc.	10,197	2,373,454

		6,793,160

Home Builders — 0.1%
D.R. Horton, Inc.	62,942	2,096,598
Lennar Corp. Class A	38,386	1,964,979
PulteGroup, Inc.	53,129	1,251,188

		5,312,765

Home Furnishing — 0.1%
Leggett & Platt, Inc.	24,245	1,220,008
Whirlpool Corp.	13,741	2,354,246

		3,574,254

Housewares — 0.1%
Newell Brands, Inc.	90,700	4,278,319

Leisure Time — 0.3%
Carnival Corp.	77,937	4,591,269
Harley-Davidson, Inc.	33,457	2,024,149
Royal Caribbean Cruises Ltd.	31,231	3,064,073

		9,679,491

Lodging — 0.2%
Marriott International, Inc. Class A	58,507	5,510,189
Wyndham Worldwide Corp.	19,534	1,646,521
Wynn Resorts Ltd.	14,884	1,705,855

		8,862,565

Retail — 5.8%
Advance Auto Parts, Inc.	13,709	2,032,496
AutoNation, Inc. (a)	12,118	512,470
AutoZone, Inc. (a)	5,323	3,848,795
Bed Bath & Beyond, Inc.	28,006	1,105,117
Best Buy Co., Inc.	50,264	2,470,476
CarMax, Inc. (a)	34,706	2,055,289
Chipotle Mexican Grill, Inc. (a)	5,390	2,401,353
Coach, Inc.	53,095	2,194,416
Costco Wholesale Corp.	81,954	13,742,866
CVS Health Corp.	191,306	15,017,521
Darden Restaurants, Inc.	23,421	1,959,635
Dollar General Corp.	46,841	3,266,223

	Number of Shares	Value
Dollar Tree, Inc. (a)	44,287	$3,474,758
Foot Locker, Inc.	25,010	1,870,998
The Gap, Inc.	40,508	983,939
Genuine Parts Co.	27,938	2,581,751
The Home Depot, Inc.	227,232	33,364,475
Kohl’s Corp.	32,265	1,284,470
L Brands, Inc.	45,225	2,130,098
Lowe’s Cos., Inc.	161,705	13,293,768
Macy’s, Inc.	57,331	1,699,291
McDonald’s Corp.	152,802	19,804,667
Nordstrom, Inc.	20,869	971,869
O’Reilly Automotive, Inc. (a)	17,062	4,604,010
PVH Corp.	14,803	1,531,666
Ross Stores, Inc.	73,693	4,854,158
Signet Jewelers Ltd.	13,087	906,537
Staples, Inc.	123,696	1,084,814
Starbucks Corp.	272,056	15,885,350
Target Corp.	103,237	5,697,650
Tiffany & Co.	20,080	1,913,624
The TJX Cos., Inc.	121,184	9,583,231
Tractor Supply Co.	24,573	1,694,800
Ulta Salon Cosmetics & Fragrance, Inc. (a)	10,954	3,124,409
Wal-Mart Stores, Inc.	281,193	20,268,391
Walgreens Boots Alliance, Inc.	159,159	13,218,155
Yum! Brands, Inc.	62,791	4,012,345

		220,445,881

Textiles — 0.1%
Mohawk Industries, Inc. (a)	11,800	2,707,982

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	20,574	2,053,697
Mattel, Inc.	62,556	1,602,059

		3,655,756

		338,686,284

Consumer, Non-cyclical — 22.8%
Agriculture — 1.9%
Altria Group, Inc.	361,718	25,833,900
Archer-Daniels-Midland Co.	106,271	4,892,717
Philip Morris International, Inc.	289,607	32,696,630
Reynolds American, Inc.	153,762	9,690,081

		73,113,328

Beverages — 2.1%
Brown-Forman Corp. Class B	33,666	1,554,696
The Coca-Cola Co.	720,249	30,567,367
Constellation Brands, Inc. Class A	32,266	5,229,351
Dr. Pepper Snapple Group, Inc.	33,973	3,326,636
Molson Coors Brewing Co. Class B	34,432	3,295,487
Monster Beverage Corp. (a)	74,741	3,450,792
PepsiCo, Inc.	266,092	29,765,051

		77,189,380

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc. (a)	42,179	$5,113,782
Amgen, Inc.	137,393	22,542,070
Biogen, Inc. (a)	40,172	10,983,828
Celgene Corp. (a)	145,043	18,047,701
Gilead Sciences, Inc.	243,813	16,559,779
Illumina, Inc. (a)	27,077	4,620,419
Incyte Corp. (a)	32,628	4,361,385
Regeneron Pharmaceuticals, Inc. (a)	14,230	5,514,267
Vertex Pharmaceuticals, Inc. (a)	46,444	5,078,651

		92,821,882

Commercial Services — 1.5%
Automatic Data Processing, Inc.	83,864	8,586,835
Cintas Corp.	15,998	2,024,387
Ecolab, Inc.	48,719	6,106,439
Equifax, Inc.	22,215	3,037,679
Global Payments, Inc.	28,401	2,291,393
H&R Block, Inc.	38,483	894,730
Moody’s Corp.	31,342	3,511,558
Nielsen Holdings PLC	62,946	2,600,299
PayPal Holdings, Inc. (a)	208,720	8,979,134
Quanta Services, Inc. (a)	29,249	1,085,430
Robert Half International, Inc.	23,614	1,153,072
S&P Global, Inc.	48,203	6,302,060
Total System Services, Inc.	30,834	1,648,386
United Rentals, Inc. (a)	15,545	1,943,902
Verisk Analytics, Inc. (a)	28,722	2,330,503
The Western Union Co.	90,637	1,844,463

		54,340,270

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	164,347	12,028,557
Coty, Inc. Class A	86,885	1,575,225
The Estee Lauder Cos., Inc. Class A	41,697	3,535,489
The Procter & Gamble Co.	476,859	42,845,781

		59,985,052

Foods — 1.6%
Campbell Soup Co.	36,321	2,079,014
Conagra Brands, Inc.	76,618	3,090,770
General Mills, Inc.	108,533	6,404,532
The Hershey Co.	26,203	2,862,678
Hormel Foods Corp.	49,623	1,718,445
The J.M. Smucker Co.	21,806	2,858,330
Kellogg Co.	47,046	3,416,010
The Kraft Heinz Co.	111,012	10,081,000
The Kroger Co.	172,379	5,083,457
McCormick & Co., Inc.	21,260	2,073,913
Mondelez International, Inc. Class A	284,959	12,276,034
Sysco Corp.	91,986	4,775,913
Tyson Foods, Inc. Class A	53,554	3,304,817
Whole Foods Market, Inc.	59,164	1,758,354

		61,783,267

	Number of Shares	Value
Health Care – Products — 3.0%
Abbott Laboratories	322,247	$14,310,989
Baxter International, Inc.	90,497	4,693,174
Becton, Dickinson & Co.	39,613	7,266,609
Boston Scientific Corp. (a)	256,004	6,366,820
C.R. Bard, Inc.	13,429	3,337,644
The Cooper Cos., Inc.	8,980	1,795,012
Danaher Corp.	114,218	9,769,066
DENTSPLY SIRONA, Inc.	42,417	2,648,517
Edwards Lifesciences Corp. (a)	40,033	3,765,904
Henry Schein, Inc. (a)	14,705	2,499,409
Hologic, Inc. (a)	51,557	2,193,750
IDEXX Laboratories, Inc. (a)	16,673	2,577,813
Intuitive Surgical, Inc. (a)	6,884	5,276,379
Medtronic PLC	255,542	20,586,464
Patterson Cos., Inc.	15,928	720,423
Stryker Corp.	57,829	7,613,188
Thermo Fisher Scientific, Inc.	72,907	11,198,515
Varian Medical Systems, Inc. (a)	17,423	1,587,758
Zimmer Biomet Holdings, Inc.	37,535	4,583,399

		112,790,833

Health Care – Services — 2.0%
Aetna, Inc.	65,904	8,406,055
Anthem, Inc.	49,531	8,191,437
Centene Corp. (a)	32,431	2,311,033
Cigna Corp.	47,799	7,002,075
DaVita, Inc. (a)	28,724	1,952,370
Envision Healthcare Corp. (a)	21,456	1,315,682
HCA Holdings, Inc. (a)	54,335	4,835,272
Humana, Inc.	27,925	5,756,459
Laboratory Corp. of America Holdings (a)	18,972	2,721,913
Quest Diagnostics, Inc.	25,383	2,492,357
UnitedHealth Group, Inc.	179,466	29,434,219
Universal Health Services, Inc. Class B	16,479	2,050,812

		76,469,684

Household Products & Wares — 0.4%
Avery Dennison Corp.	16,960	1,366,976
Church & Dwight Co., Inc.	47,520	2,369,822
The Clorox Co.	24,161	3,257,628
Kimberly-Clark Corp.	66,632	8,770,770

		15,765,196

Pharmaceuticals — 6.2%
AbbVie, Inc.	297,281	19,370,830
Allergan PLC	62,600	14,956,392
AmerisourceBergen Corp.	31,246	2,765,271
Bristol-Myers Squibb Co.	312,134	16,973,847
Cardinal Health, Inc.	58,672	4,784,702
Eli Lilly & Co.	181,517	15,267,395
Express Scripts Holding Co. (a)	112,926	7,442,953

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson & Johnson	505,912	$63,011,340
Mallinckrodt PLC (a)	19,535	870,675
McKesson Corp.	39,435	5,846,633
Mead Johnson Nutrition Co.	33,831	3,013,665
Merck & Co., Inc.	511,628	32,508,843
Mylan NV (a)	86,474	3,371,621
Perrigo Co. PLC	26,594	1,765,576
Pfizer, Inc.	1,110,164	37,978,710
Zoetis, Inc.	91,781	4,898,352

		234,826,805

		859,085,697

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	60,655	1,577,030

Energy — 6.6%
Oil & Gas — 5.2%
Anadarko Petroleum Corp.	104,176	6,458,912
Apache Corp.	70,254	3,610,353
Cabot Oil & Gas Corp.	89,308	2,135,354
Chesapeake Energy Corp. (a)	143,415	851,885
Chevron Corp.	353,248	37,928,238
Cimarex Energy Co.	17,648	2,108,759
Concho Resources, Inc. (a)	27,734	3,559,381
ConocoPhillips	230,734	11,506,705
Devon Energy Corp.	98,701	4,117,806
EOG Resources, Inc.	107,375	10,474,431
EQT Corp.	32,063	1,959,049
Exxon Mobil Corp.	773,668	63,448,513
Helmerich & Payne, Inc.	19,759	1,315,357
Hess Corp.	50,951	2,456,348
Marathon Oil Corp.	158,257	2,500,461
Marathon Petroleum Corp.	98,019	4,953,880
Murphy Oil Corp.	31,186	891,608
Newfield Exploration Co. (a)	38,055	1,404,610
Noble Energy, Inc.	80,224	2,754,892
Occidental Petroleum Corp.	142,404	9,022,717
Phillips 66	82,428	6,529,946
Pioneer Natural Resources Co.	31,504	5,866,990
Range Resources Corp.	34,190	994,929
Southwestern Energy Co. (a)	88,710	724,761
Tesoro Corp.	22,066	1,788,670
Transocean Ltd. (a)	74,568	928,372
Valero Energy Corp.	84,246	5,584,667

		195,877,594

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	79,494	4,755,331
Halliburton Co.	161,450	7,944,955
National Oilwell Varco, Inc.	70,259	2,816,683
Schlumberger Ltd.	260,245	20,325,134
TechnipFMC PLC (a)	87,424	2,841,280

		38,683,383

	Number of Shares	Value
Pipelines — 0.4%
Kinder Morgan, Inc.	357,472	$7,771,441
ONEOK, Inc.	38,994	2,161,828
The Williams Cos., Inc.	154,422	4,569,347

		14,502,616

		249,063,593

Financial — 18.5%
Banks — 7.9%
Bank of America Corp.	1,869,937	44,111,814
The Bank of New York Mellon Corp.	193,535	9,140,658
BB&T Corp.	150,758	6,738,883
Capital One Financial Corp.	89,751	7,777,822
Citigroup, Inc.	516,733	30,910,968
Citizens Financial Group, Inc.	95,573	3,302,047
Comerica, Inc.	32,402	2,222,129
Fifth Third Bancorp	141,321	3,589,553
The Goldman Sachs Group, Inc.	69,099	15,873,422
Huntington Bancshares, Inc.	202,229	2,707,846
JP Morgan Chase & Co.	666,272	58,525,333
KeyCorp	199,377	3,544,923
M&T Bank Corp.	28,539	4,415,839
Morgan Stanley	268,342	11,495,771
Northern Trust Corp.	40,938	3,544,412
The PNC Financial Services Group, Inc.	90,976	10,938,954
Regions Financial Corp.	224,720	3,265,182
State Street Corp.	67,167	5,347,165
SunTrust Banks, Inc.	91,247	5,045,959
US Bancorp	296,567	15,273,201
Wells Fargo & Co.	840,607	46,788,186
Zions Bancorp	37,396	1,570,632

		296,130,699

Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc.	10,750	1,762,355
Alliance Data Systems Corp.	10,382	2,585,118
American Express Co.	141,227	11,172,468
Ameriprise Financial, Inc.	28,702	3,722,075
BlackRock, Inc.	22,642	8,683,433
CBOE Holdings, Inc.	16,981	1,376,650
The Charles Schwab Corp.	226,640	9,249,178
CME Group, Inc.	63,111	7,497,587
Discover Financial Services	71,866	4,914,916
E*TRADE Financial Corp. (a)	51,123	1,783,682
Franklin Resources, Inc.	63,810	2,688,953
Intercontinental Exchange, Inc.	110,710	6,628,208
Invesco Ltd.	74,594	2,284,814
Mastercard, Inc. Class A	175,805	19,772,788
Nasdaq, Inc.	20,874	1,449,699
Navient Corp.	54,655	806,708
Raymond James Financial, Inc.	23,900	1,822,614
Synchrony Financial	143,617	4,926,063

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Group, Inc.	45,233	$3,082,629
Visa, Inc. Class A	346,542	30,797,188

		127,007,126

Insurance — 4.3%
Aflac, Inc.	74,733	5,412,164
The Allstate Corp.	68,352	5,570,005
American International Group, Inc.	173,511	10,832,292
Aon PLC	49,003	5,816,166
Arthur J Gallagher & Co.	33,789	1,910,430
Assurant, Inc.	10,404	995,351
Berkshire Hathaway, Inc. Class B (a)	354,268	59,049,390
Chubb Ltd.	87,149	11,874,051
Cincinnati Financial Corp.	28,211	2,038,809
The Hartford Financial Services Group, Inc.	70,248	3,376,821
Lincoln National Corp.	42,034	2,751,125
Loews Corp.	51,897	2,427,223
Marsh & McLennan Cos., Inc.	95,940	7,089,007
MetLife, Inc.	202,776	10,710,628
Principal Financial Group, Inc.	50,286	3,173,550
The Progressive Corp.	107,474	4,210,831
Prudential Financial, Inc.	80,013	8,535,787
Torchmark Corp.	20,459	1,576,161
The Travelers Cos., Inc.	52,043	6,273,263
Unum Group	42,168	1,977,258
Willis Towers Watson PLC	23,789	3,113,742
XL Group Ltd.	48,485	1,932,612

		160,646,666

Real Estate Investment Trusts (REITS) — 2.9%
Alexandria Real Estate Equities, Inc.	16,600	1,834,632
American Tower Corp.	79,866	9,706,914
Apartment Investment & Management Co. Class A	30,184	1,338,660
AvalonBay Communities, Inc.	25,489	4,679,780
Boston Properties, Inc.	28,806	3,814,202
CBRE Group, Inc. Class A (a)	56,017	1,948,831
Crown Castle International Corp.	67,108	6,338,351
Digital Realty Trust, Inc.	29,745	3,164,571
Equinix, Inc.	14,495	5,803,363
Equity Residential	68,864	4,284,718
Essex Property Trust, Inc.	12,224	2,830,223
Extra Space Storage, Inc.	23,066	1,715,880
Federal Realty Investment Trust	13,570	1,811,595
GGP, Inc.	108,689	2,519,411
HCP, Inc.	86,907	2,718,451
Host Hotels & Resorts, Inc.	139,145	2,596,446
Iron Mountain, Inc.	45,539	1,624,376
Kimco Realty Corp.	80,322	1,774,313
The Macerich Co.	22,207	1,430,131
Mid-America Apartment Communities, Inc.	21,015	2,138,066

	Number of Shares	Value
Prologis, Inc.	99,338	$5,153,655
Public Storage	27,709	6,065,777
Realty Income Corp.	50,731	3,020,016
Regency Centers Corp.	27,159	1,803,086
Simon Property Group, Inc.	59,722	10,273,976
SL Green Realty Corp.	18,488	1,971,191
UDR, Inc.	49,133	1,781,563
Ventas, Inc.	65,987	4,291,794
Vornado Realty Trust	32,359	3,245,931
Welltower, Inc.	67,541	4,783,254
Weyerhaeuser Co.	140,600	4,777,588

		111,240,745

Savings & Loans — 0.0%
People’s United Financial, Inc.	64,071	1,166,092

		696,191,328

Industrial — 9.9%
Aerospace & Defense — 2.2%
Arconic, Inc.	82,819	2,181,453
The Boeing Co.	106,276	18,795,973
General Dynamics Corp.	52,896	9,902,131
Harris Corp.	23,172	2,578,348
L3 Technologies, Inc.	14,629	2,418,027
Lockheed Martin Corp.	46,525	12,450,090
Northrop Grumman Corp.	32,536	7,738,362
Raytheon Co.	54,644	8,333,210
Rockwell Collins, Inc.	24,216	2,352,827
TransDigm Group, Inc.	9,341	2,056,515
United Technologies Corp.	139,823	15,689,539

		84,496,475

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	28,051	1,706,903
Johnson Controls International PLC	174,587	7,353,605
Martin Marietta Materials, Inc.	11,860	2,588,445
Masco Corp.	59,083	2,008,231
Vulcan Materials Co.	24,895	2,999,350

		16,656,534

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	8,089	1,650,156
AMETEK, Inc.	43,268	2,339,934
Emerson Electric Co.	119,747	7,168,055

		11,158,145

Electronics — 1.3%
Agilent Technologies, Inc.	59,414	3,141,218
Allegion PLC	18,315	1,386,445
Amphenol Corp. Class A	57,826	4,115,476
Corning, Inc.	173,347	4,680,369
FLIR Systems, Inc.	26,436	959,098
Fortive Corp.	56,016	3,373,283
Garmin Ltd.	22,269	1,138,169

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc.	141,749	$17,700,198
Mettler-Toledo International, Inc. (a)	4,723	2,261,892
PerkinElmer, Inc.	20,862	1,211,248
TE Connectivity Ltd.	66,036	4,922,984
Waters Corp. (a)	14,999	2,344,494

		47,234,874

Engineering & Construction — 0.1%
Fluor Corp.	26,596	1,399,482
Jacobs Engineering Group, Inc.	21,983	1,215,220

		2,614,702

Environmental Controls — 0.3%
Republic Services, Inc.	42,846	2,691,157
Stericycle, Inc. (a)	16,254	1,347,294
Waste Management, Inc.	75,706	5,520,482

		9,558,933

Hand & Machine Tools — 0.1%
Snap-on, Inc.	10,732	1,810,166
Stanley Black & Decker, Inc.	28,734	3,817,887

		5,628,053

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	109,732	10,178,740

Machinery – Diversified — 0.5%
Cummins, Inc.	28,727	4,343,522
Deere & Co.	54,643	5,948,437
Flowserve Corp.	24,940	1,207,595
Rockwell Automation, Inc.	23,827	3,710,102
Roper Technologies, Inc.	18,970	3,917,115
Xylem, Inc.	32,826	1,648,522

		20,775,293

Miscellaneous – Manufacturing — 2.6%
3M Co.	111,200	21,275,896
Dover Corp.	28,751	2,310,143
Eaton Corp. PLC	84,161	6,240,538
General Electric Co.	1,627,498	48,499,440
Illinois Tool Works, Inc.	58,226	7,713,198
Ingersoll-Rand PLC	48,130	3,913,932
Parker Hannifin Corp.	24,674	3,955,736
Pentair PLC	31,191	1,958,171
Textron, Inc.	49,977	2,378,405

		98,245,459

Packaging & Containers — 0.2%
Ball Corp.	32,246	2,394,588
Sealed Air Corp.	36,214	1,578,206
WestRock Co.	46,955	2,443,069

		6,415,863

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	26,324	2,034,582
CSX Corp.	172,287	8,019,960

	Number of Shares	Value
Expeditors International of Washington, Inc.	33,543	$1,894,844
FedEx Corp.	45,846	8,946,847
J.B. Hunt Transport Services, Inc.	16,340	1,499,031
Kansas City Southern	19,873	1,704,308
Norfolk Southern Corp.	54,310	6,081,091
Ryder System, Inc.	10,256	773,713
Union Pacific Corp.	151,703	16,068,382
United Parcel Service, Inc. Class B	128,777	13,817,772

		60,840,530

		373,803,601

Technology — 14.2%
Computers — 5.7%
Accenture PLC Class A	116,093	13,917,229
Apple, Inc.	978,742	140,606,076
Cognizant Technology Solutions Corp. Class A (a)	114,163	6,794,982
CSRA, Inc.	26,762	783,859
Hewlett Packard Enterprise Co.	309,653	7,338,776
HP, Inc.	317,045	5,668,764
International Business Machines Corp.	160,112	27,881,904
NetApp, Inc.	51,291	2,146,528
Seagate Technology PLC	55,234	2,536,898
Teradata Corp. (a)	24,881	774,297
Western Digital Corp.	53,474	4,413,209

		212,862,522

Office & Business Equipment — 0.0%
Xerox Corp.	156,076	1,145,598

Semiconductors — 3.4%
Advanced Micro Devices, Inc. (a)	144,000	2,095,200
Analog Devices, Inc.	68,171	5,586,613
Applied Materials, Inc.	201,078	7,821,934
Broadcom Ltd.	74,807	16,379,741
Intel Corp.	881,190	31,784,523
KLA-Tencor Corp.	28,899	2,747,428
Lam Research Corp.	30,605	3,928,458
Microchip Technology, Inc.	39,943	2,946,995
Micron Technology, Inc. (a)	191,974	5,548,049
NVIDIA Corp.	109,854	11,966,396
Qorvo, Inc. (a)	23,313	1,598,339
QUALCOMM, Inc.	275,979	15,824,636
Skyworks Solutions, Inc.	34,314	3,362,086
Texas Instruments, Inc.	187,017	15,066,089
Xilinx, Inc.	45,962	2,660,740

		129,317,227

Software — 5.1%
Activision Blizzard, Inc.	128,997	6,431,790
Adobe Systems, Inc. (a)	92,435	12,028,567
Akamai Technologies, Inc. (a)	32,513	1,941,026
Autodesk, Inc. (a)	36,678	3,171,547

The accompanying notes are an integral part of the financial statements.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CA, Inc.	58,524	$1,856,381
Cerner Corp. (a)	54,743	3,221,626
Citrix Systems, Inc. (a)	28,875	2,407,886
The Dun & Bradstreet Corp.	6,937	748,780
Electronic Arts, Inc. (a)	57,532	5,150,265
Fidelity National Information Services, Inc.	60,912	4,849,813
Fiserv, Inc. (a)	40,162	4,631,080
Intuit, Inc.	45,378	5,263,394
Microsoft Corp.	1,441,499	94,937,124
Oracle Corp.	559,154	24,943,860
Paychex, Inc.	60,172	3,544,131
Red Hat, Inc. (a)	33,713	2,916,175
Salesforce.com, Inc. (a)	122,162	10,077,143
Synopsys, Inc. (a)	28,145	2,030,099

		190,150,687

		533,476,034

Utilities — 3.2%
Electric — 2.9%
The AES Corp.	119,985	1,341,432
Alliant Energy Corp.	41,580	1,646,984
Ameren Corp.	44,949	2,453,766
American Electric Power Co., Inc.	91,571	6,147,161
CMS Energy Corp.	51,700	2,313,058
Consolidated Edison, Inc.	57,516	4,466,692
Dominion Resources, Inc.	116,869	9,065,528
DTE Energy Co.	33,553	3,426,097
Duke Energy Corp.	130,977	10,741,424
Edison International	60,375	4,806,454
Entergy Corp.	33,224	2,523,695
Eversource Energy	59,320	3,486,830
Exelon Corp.	173,657	6,248,179
FirstEnergy Corp.	82,639	2,629,573
NextEra Energy, Inc.	87,556	11,239,564
NRG Energy, Inc.	60,283	1,127,292
PG&E Corp.	94,118	6,245,670
Pinnacle West Capital Corp.	20,369	1,698,367
PPL Corp.	126,598	4,733,499
Public Service Enterprise Group, Inc.	93,741	4,157,413
SCANA Corp.	26,332	1,720,796
The Southern Co.	185,479	9,233,145
WEC Energy Group, Inc.	59,093	3,582,809
Xcel Energy, Inc.	95,328	4,237,330

		109,272,758

Gas — 0.2%
CenterPoint Energy, Inc.	79,517	2,192,284
NiSource, Inc.	61,503	1,463,156
Sempra Energy	46,974	5,190,627

		8,846,067

	Number of Shares	Value
Water — 0.1%
American Water Works Co., Inc.	33,012	$2,567,343

		120,686,168

TOTAL COMMON STOCK (Cost $2,163,799,140)		3,782,330,727

TOTAL EQUITIES (Cost $2,163,799,140)		3,782,330,727

TOTAL LONG-TERM INVESTMENTS (Cost $2,163,799,140)		3,782,330,727

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (b)	$24,274,173	24,274,173

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	3,707	3,707

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (c) 0.000% 8/17/17	1,965,000	1,959,146

TOTAL SHORT-TERM INVESTMENTS (Cost $26,237,381)		26,237,026

TOTAL INVESTMENTS — 101.2% (Cost $2,190,036,521) (d)		3,808,567,753

Other Assets/(Liabilities) — (1.2)%		(44,215,374)

NET ASSETS — 100.0%		$3,764,352,379

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $24,274,274. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 2.125%, maturity dates ranging from 9/30/21 – 1/31/22, and an aggregate market value, including accrued interest, of $24,760,682.
(c)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 3.1%
Chemicals — 3.1%
CF Industries Holdings, Inc.	118,200	$3,469,170
E.I. du Pont de Nemours & Co.	111,200	8,932,696
Praxair, Inc.	88,289	10,471,075

		22,872,941

Communications — 4.0%
Media — 2.2%
Comcast Corp. Class A	196,500	7,386,435
Twenty-First Century Fox, Inc. Class B	281,700	8,952,426

		16,338,861

Telecommunications — 1.8%
Cisco Systems, Inc.	193,000	6,523,400
Verizon Communications, Inc.	144,000	7,020,000

		13,543,400

		29,882,261

Consumer, Cyclical — 14.3%
Apparel — 3.6%
NIKE, Inc. Class B	488,505	27,224,384

Lodging — 0.6%
Las Vegas Sands Corp.	81,600	4,656,912

Retail — 10.1%
Costco Wholesale Corp.	156,612	26,262,266
Lowe’s Cos., Inc.	159,521	13,114,221
McDonald’s Corp.	120,570	15,627,078
The TJX Cos., Inc.	199,268	15,758,114
Wal-Mart Stores, Inc.	59,100	4,259,928

		75,021,607

		106,902,903

Consumer, Non-cyclical — 24.7%
Beverages — 3.4%
The Coca-Cola Co.	368,919	15,656,922
Diageo PLC	141,631	4,057,024
PepsiCo, Inc.	54,100	6,051,626

		25,765,572

Biotechnology — 0.4%
Gilead Sciences, Inc.	41,200	2,798,304

Commercial Services — 1.9%
Automatic Data Processing, Inc.	139,069	14,239,275

Cosmetics & Personal Care — 2.4%
Colgate-Palmolive Co.	248,056	18,155,219

Health Care – Products — 3.9%
Becton, Dickinson & Co.	37,400	6,860,656

	Number of Shares	Value
Medtronic PLC	272,959	$21,989,577

		28,850,233

Health Care – Services — 2.9%
Anthem, Inc.	51,300	8,483,994
UnitedHealth Group, Inc.	79,043	12,963,842

		21,447,836

Pharmaceuticals — 9.8%
Bristol-Myers Squibb Co.	464,330	25,250,265
Cardinal Health, Inc.	189,819	15,479,740
Johnson & Johnson	48,100	5,990,855
McKesson Corp.	105,136	15,587,463
Merck & Co., Inc.	164,716	10,466,055

		72,774,378

		184,030,817

Energy — 3.1%
Oil & Gas — 3.1%
Hess Corp.	113,000	5,447,730
Occidental Petroleum Corp.	92,300	5,848,128
TOTAL SA	231,344	11,687,252

		22,983,110

Financial — 25.9%
Banks — 7.5%
JP Morgan Chase & Co.	102,200	8,977,248
Morgan Stanley	244,300	10,465,812
The PNC Financial Services Group, Inc.	198,130	23,823,151
State Street Corp.	90,700	7,220,627
Wells Fargo & Co.	105,000	5,844,300

		56,331,138

Diversified Financial Services — 8.0%
American Express Co.	276,058	21,838,948
Ameriprise Financial, Inc.	58,100	7,534,408
BlackRock, Inc.	38,164	14,636,276
Visa, Inc. Class A	175,521	15,598,551

		59,608,183

Insurance — 7.2%
Chubb Ltd.	171,367	23,348,754
Loews Corp.	157,500	7,366,275
Marsh & McLennan Cos., Inc.	226,695	16,750,494
MetLife, Inc.	123,100	6,502,142

		53,967,665

Real Estate Investment Trusts (REITS) — 3.2%
Equity Residential	50,700	3,154,554
Public Storage	94,232	20,628,327

		23,782,881

		193,689,867

The accompanying notes are an integral part of the financial statements.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 13.4%
Aerospace & Defense — 3.6%
The Boeing Co.	38,400	$6,791,424
Harris Corp.	64,300	7,154,661
Lockheed Martin Corp.	48,699	13,031,853

		26,977,938

Building Materials — 1.1%
Johnson Controls International PLC	184,200	7,758,504

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	38,800	2,322,568

Transportation — 8.4%
Canadian National Railway Co.	233,100	17,205,772
Union Pacific Corp.	175,108	18,547,439
United Parcel Service, Inc. Class B	250,806	26,911,484

		62,664,695

		99,723,705

Technology — 7.8%
Computers — 2.5%
Accenture PLC Class A	130,770	15,676,707
Western Digital Corp.	31,500	2,599,695

		18,276,402

Semiconductors — 0.8%
QUALCOMM, Inc.	102,600	5,883,084

Software — 4.5%
Microsoft Corp.	512,709	33,767,015

		57,926,501

Utilities — 2.1%
Electric — 2.1%
The AES Corp.	185,000	2,068,300
Exelon Corp.	130,100	4,680,998
PG&E Corp.	137,900	9,151,044

		15,900,342

TOTAL COMMON STOCK (Cost $725,563,470)		733,912,447

TOTAL EQUITIES (Cost $725,563,470)		733,912,447

TOTAL LONG-TERM INVESTMENTS (Cost $725,563,470)		733,912,447

TOTAL INVESTMENTS — 98.4% (Cost $725,563,470) (a)		733,912,447

Other Assets/(Liabilities) — 1.6%		12,217,357

NET ASSETS — 100.0%		$746,129,804

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	84.8%
Ireland	6.1%
Switzerland	3.1%
Canada	2.3%
France	1.6%
United Kingdom	0.5%

Total Long-Term Investments	98.4%
Other Assets and Liabilities	1.6%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 2.3%
Iron & Steel — 1.2%
Cliffs Natural Resources, Inc. (a)	56,428	$463,274
Nucor Corp.	16,468	983,469

		1,446,743

Mining — 1.1%
Rio Tinto PLC Sponsored ADR (United Kingdom) (b)	33,913	1,379,581

		2,826,324

Communications — 22.7%
Internet — 17.6%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	10,844	1,169,309
Alphabet, Inc. Class C (a)	7,986	6,624,866
Amazon.com, Inc. (a)	3,458	3,065,655
eBay, Inc. (a)	45,367	1,522,970
F5 Networks, Inc. (a)	8,418	1,200,154
Facebook, Inc. Class A (a)	30,277	4,300,848
Netflix, Inc. (a)	4,868	719,539
The Priceline Group, Inc. (a)	1,085	1,931,268
Snap, Inc. Class A (a)	5,245	118,170
Yandex NV Class A (a)	38,312	840,182

		21,492,961

Media — 4.2%
Comcast Corp. Class A	62,691	2,356,555
Discovery Communications, Inc. Class A (a) (b)	22,505	654,671
FactSet Research Systems, Inc.	2,287	377,149
Scripps Networks Interactive Class A	12,527	981,741
Viacom, Inc. Class B	16,139	752,400

		5,122,516

Telecommunications — 0.9%
Cisco Systems, Inc.	32,649	1,103,536

		27,719,013

Consumer, Cyclical — 4.0%
Lodging — 0.7%
Las Vegas Sands Corp.	14,934	852,283

Retail — 3.3%
The Home Depot, Inc.	16,800	2,466,744
Ross Stores, Inc.	10,500	691,635
The TJX Cos., Inc.	11,498	909,262

		4,067,641

		4,919,924

Consumer, Non-cyclical — 20.6%
Beverages — 1.8%
PepsiCo, Inc.	19,372	2,166,952

	Number of Shares	Value
Biotechnology — 4.2%
Amgen, Inc.	14,624	$2,399,360
Celgene Corp. (a)	10,945	1,361,886
Gilead Sciences, Inc.	20,298	1,378,640

		5,139,886

Commercial Services — 4.8%
Experian PLC	27,998	571,514
Gartner, Inc. (a)	6,476	699,343
Global Payments, Inc.	8,964	723,216
IHS Markit Ltd. (a)	30,851	1,294,200
PayPal Holdings, Inc. (a)	34,768	1,495,719
Vantiv, Inc. Class A (a)	16,619	1,065,610

		5,849,602

Health Care – Products — 1.6%
C.R. Bard, Inc.	2,047	508,761
Danaher Corp.	7,314	625,566
Medtronic PLC	4,074	328,202
Varian Medical Systems, Inc. (a)	4,976	453,463

		1,915,992

Health Care – Services — 3.1%
Aetna, Inc.	11,158	1,423,203
Anthem, Inc.	6,514	1,077,285
HCA Holdings, Inc. (a)	8,593	764,691
ICON PLC (a)	6,905	550,467

		3,815,646

Pharmaceuticals — 5.1%
Allergan PLC	6,083	1,453,350
Bristol-Myers Squibb Co.	29,310	1,593,878
Cardinal Health, Inc.	12,601	1,027,611
Johnson & Johnson	9,678	1,205,395
Merck & Co., Inc.	15,907	1,010,731

		6,290,965

		25,179,043

Energy — 4.7%
Oil & Gas — 2.8%
BP PLC Sponsored ADR (United Kingdom)	31,645	1,092,385
Chevron Corp.	10,161	1,090,987
Pioneer Natural Resources Co.	6,201	1,154,812

		3,338,184

Oil & Gas Services — 1.9%
Baker Hughes, Inc.	19,104	1,142,801
Schlumberger Ltd.	15,240	1,190,244

		2,333,045

		5,671,229

Financial — 11.3%
Banks — 3.0%
Bank of America Corp.	57,745	1,362,205

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Citigroup, Inc.	20,831	$1,246,110
JP Morgan Chase & Co.	12,471	1,095,453

		3,703,768

Diversified Financial Services — 6.6%
Alliance Data Systems Corp.	3,993	994,257
American Express Co.	14,220	1,124,944
Intercontinental Exchange, Inc.	21,194	1,268,885
Mastercard, Inc. Class A	17,914	2,014,787
Visa, Inc. Class A	29,262	2,600,514

		8,003,387

Insurance — 1.7%
American International Group, Inc.	19,073	1,190,727
MetLife, Inc.	17,589	929,051

		2,119,778

		13,826,933

Industrial — 7.0%
Electrical Components & Equipment — 0.5%
Emerson Electric Co.	10,503	628,710

Electronics — 1.5%
Fortive Corp.	9,468	570,163
Honeywell International, Inc.	10,014	1,250,448

		1,820,611

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	10,281	953,665

Machinery – Diversified — 1.8%
Cummins, Inc.	7,414	1,120,997
Rockwell Automation, Inc.	6,524	1,015,852

		2,136,849

Miscellaneous – Manufacturing — 1.7%
Dover Corp.	9,821	789,117
Parker Hannifin Corp.	8,273	1,326,328

		2,115,445

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	11,418	882,497

		8,537,777

Technology — 27.2%
Computers — 9.7%
Amdocs Ltd.	9,336	569,402
Apple, Inc.	62,445	8,970,849
Check Point Software Technologies Ltd. (a)	18,108	1,858,967
NetApp, Inc.	10,522	440,346

		11,839,564

Semiconductors — 6.3%
Analog Devices, Inc.	8,224	673,957
Applied Materials, Inc.	27,117	1,054,851
Cirrus Logic, Inc. (a)	6,960	422,402
Maxim Integrated Products, Inc.	35,642	1,602,464

	Number of Shares	Value
QUALCOMM, Inc.	22,315	$1,279,542
Texas Instruments, Inc.	23,449	1,889,052
Xilinx, Inc.	13,429	777,405

		7,699,673

Software — 11.2%
Electronic Arts, Inc. (a)	11,638	1,041,834
Fiserv, Inc. (a)	5,593	644,929
Intuit, Inc.	4,213	488,666
Jack Henry & Associates, Inc.	8,451	786,788
Microsoft Corp.	100,317	6,606,879
Oracle Corp.	66,039	2,946,000
Paychex, Inc.	12,127	714,280
SS&C Technologies Holdings, Inc	14,388	509,335

		13,738,711

		33,277,948

TOTAL COMMON STOCK (Cost $102,715,974)		121,958,191

TOTAL EQUITIES (Cost $102,715,974)		121,958,191

MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
State Street Navigator Securities Lending Prime Portfolio (c)	1,573,066	1,573,066

TOTAL MUTUAL FUNDS (Cost $1,573,066)		1,573,066

TOTAL LONG-TERM INVESTMENTS (Cost $104,289,040)		123,531,257

	Principal Amount

SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (d)	$3,345,362	3,345,362

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	$18,054	$18,054

TOTAL SHORT-TERM INVESTMENTS (Cost $3,363,416)		3,363,416

TOTAL INVESTMENTS — 103.9% (Cost $107,652,456) (e)		126,894,673

Other Assets/(Liabilities) — (3.9)%		(4,705,207)

NET ASSETS — 100.0%		$122,189,466

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $1,540,468 or 1.26% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,345,376. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $3,415,810.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.4%

COMMON STOCK — 100.4%
Basic Materials — 0.1%
Chemicals — 0.1%
E.I. du Pont de Nemours & Co.	1,600	$128,529
PPG Industries, Inc.	1,100	115,588
The Sherwin-Williams Co.	3,700	1,147,703

		1,391,820

Communications — 31.9%
Internet — 28.8%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	573,952	61,889,243
Alphabet, Inc. Class A (a)	55,920	47,408,976
Alphabet, Inc. Class C (a)	82,760	68,654,386
Amazon.com, Inc. (a)	169,071	149,888,204
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	1,222	210,819
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	131,820	6,478,953
Facebook, Inc. Class A (a)	761,750	108,206,587
MercadoLibre, Inc.	2,200	465,234
Netflix, Inc. (a)	91,300	13,495,053
The Priceline Group, Inc. (a)	30,400	54,111,088
Snap, Inc. Class A (a)	49,700	1,119,741
Tencent Holdings Ltd.	658,500	18,902,190

		530,830,474

Media — 1.2%
Charter Communications, Inc. Class A (a)	16,237	5,314,695
Comcast Corp. Class A	95,800	3,601,122
FactSet Research Systems, Inc.	70,845	11,683,049
The Walt Disney Co.	7,400	839,086

		21,437,952

Telecommunications — 1.9%
Cisco Systems, Inc.	1,047,480	35,404,824

		587,673,250

Consumer, Cyclical — 9.0%
Airlines — 1.8%
Alaska Air Group, Inc.	119,600	11,029,512
American Airlines Group, Inc.	389,100	16,458,930
Delta Air Lines, Inc.	4,200	193,032
United Continental Holdings, Inc. (a)	76,800	5,425,152

		33,106,626

Auto Manufacturers — 0.7%
Ferrari NV	36,600	2,721,576
Tesla, Inc. (a)	35,528	9,887,442

		12,609,018

	Number of Shares	Value
Auto Parts & Equipment — 0.3%
Delphi Automotive PLC	56,000	$4,507,440

Leisure Time — 0.3%
Norwegian Cruise Line Holdings Ltd. (a)	8,300	421,059
Royal Caribbean Cruises Ltd.	56,200	5,513,782

		5,934,841

Lodging — 1.1%
Hilton Worldwide Holdings, Inc.	91,951	5,375,456
Las Vegas Sands Corp.	26,900	1,535,183
Marriott International, Inc. Class A	82,290	7,750,072
MGM Resorts International	197,100	5,400,540

		20,061,251

Retail — 4.8%
AutoZone, Inc. (a)	5,700	4,121,385
Coach, Inc.	46,100	1,905,313
Costco Wholesale Corp.	12,100	2,029,049
Dollar General Corp.	14,800	1,032,004
Domino’s Pizza, Inc.	2,600	479,180
The Home Depot, Inc.	94,000	13,802,020
Lowe’s Cos., Inc.	119,300	9,807,653
O’Reilly Automotive, Inc. (a)	32,770	8,842,657
Ross Stores, Inc.	113,000	7,443,310
Starbucks Corp.	56,400	3,293,196
Walgreens Boots Alliance, Inc.	132,400	10,995,820
Yum China Holdings, Inc. (a)	271,530	7,385,616
Yum! Brands, Inc.	279,414	17,854,555

		88,991,758

		165,210,934

Consumer, Non-cyclical — 23.3%
Agriculture — 0.6%
Philip Morris International, Inc.	93,800	10,590,020

Beverages — 2.8%
The Coca-Cola Co.	531,692	22,565,008
Constellation Brands, Inc. Class A	11,100	1,798,977
Dr. Pepper Snapple Group, Inc.	2,300	225,216
Molson Coors Brewing Co. Class B	3,400	325,414
Monster Beverage Corp. (a)	597,909	27,605,459

		52,520,074

Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc. (a)	85,958	10,421,548
Amgen, Inc.	86,248	14,150,709
Biogen, Inc. (a)	36,400	9,952,488
Celgene Corp. (a)	118,100	14,695,183
Illumina, Inc. (a)	10,000	1,706,400
Regeneron Pharmaceuticals, Inc. (a)	47,849	18,541,966
Vertex Pharmaceuticals, Inc. (a)	84,600	9,251,010

		78,719,304

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 1.3%
Automatic Data Processing, Inc.	65,562	$6,712,893
Ecolab, Inc.	6,400	802,176
Equifax, Inc.	15,700	2,146,818
FleetCor Technologies, Inc. (a)	13,100	1,983,733
Global Payments, Inc.	21,900	1,766,892
IHS Markit Ltd. (a)	51,565	2,163,152
PayPal Holdings, Inc. (a)	177,600	7,640,352
S&P Global, Inc.	13,400	1,751,916

		24,967,932

Cosmetics & Personal Care — 1.3%
The Procter & Gamble Co.	266,810	23,972,878

Foods — 1.3%
Danone SA Sponsored ADR (France)	1,711,188	23,426,164

Health Care – Products — 5.1%
Becton, Dickinson & Co.	42,400	7,777,856
C.R. Bard, Inc.	1,400	347,956
Danaher Corp.	311,300	26,625,489
DENTSPLY SIRONA, Inc.	5,700	355,908
Henry Schein, Inc. (a)	400	67,988
Intuitive Surgical, Inc. (a)	18,400	14,103,048
Stryker Corp.	103,300	13,599,445
Thermo Fisher Scientific, Inc.	73,708	11,321,549
Varex Imaging Corp. (a)	62,893	2,113,205
Varian Medical Systems, Inc. (a)	184,180	16,784,323

		93,096,767

Health Care – Services — 2.7%
Aetna, Inc.	73,972	9,435,129
Cigna Corp.	34,000	4,980,660
Humana, Inc.	46,400	9,564,896
UnitedHealth Group, Inc.	157,500	25,831,575

		49,812,260

Pharmaceuticals — 3.9%
Allergan PLC	58,393	13,951,256
Bristol-Myers Squibb Co.	41,000	2,229,580
Eli Lilly & Co.	20,200	1,699,022
Merck & Co., Inc.	230,752	14,661,982
Novartis AG Sponsored ADR (Switzerland)	189,431	14,069,040
Novo Nordisk A/S Sponsored ADR (Denmark)	545,264	18,691,650
Shire PLC ADR (Ireland)	20,009	3,486,168
Zoetis, Inc.	54,100	2,887,317

		71,676,015

		428,781,414

Energy — 0.9%
Oil & Gas Services — 0.9%
Schlumberger Ltd.	215,063	16,796,420

	Number of Shares	Value
Financial — 14.1%
Banks — 3.1%
The Bank of New York Mellon Corp.	93,100	$4,397,113
Citigroup, Inc.	36,500	2,183,430
Citizens Financial Group, Inc.	111,600	3,855,780
First Republic Bank	34,122	3,200,985
The Goldman Sachs Group, Inc.	6,200	1,424,264
JP Morgan Chase & Co.	99,300	8,722,512
Morgan Stanley	555,600	23,801,904
State Street Corp.	115,700	9,210,877

		56,796,865

Diversified Financial Services — 9.2%
American Express Co.	131,936	10,437,457
Ameriprise Financial, Inc.	9,000	1,167,120
The Charles Schwab Corp.	129,000	5,264,490
CME Group, Inc.	24,000	2,851,200
Intercontinental Exchange, Inc.	236,200	14,141,294
Mastercard, Inc. Class A	269,100	30,265,677
SEI Investments Co.	391,151	19,729,656
TD Ameritrade Holding Corp.	347,600	13,507,736
Visa, Inc. Class A	802,499	71,318,086

		168,682,716

Insurance — 0.5%
Chubb Ltd.	6,700	912,875
Marsh & McLennan Cos., Inc.	67,400	4,980,186
The Progressive Corp.	14,300	560,274
Willis Towers Watson PLC	23,372	3,059,161

		9,512,496

Real Estate Investment Trusts (REITS) — 1.3%
American Tower Corp.	168,400	20,467,336
Equinix, Inc.	8,732	3,496,031
SBA Communications Corp. (a)	2,000	240,740

		24,204,107

		259,196,184

Industrial — 6.3%
Aerospace & Defense — 1.2%
The Boeing Co.	94,100	16,642,526
General Dynamics Corp.	4,800	898,560
Harris Corp.	11,400	1,268,478
Northrop Grumman Corp.	10,300	2,449,752
Raytheon Co.	1,000	152,500
Rockwell Collins, Inc.	9,200	893,872

		22,305,688

Building Materials — 0.1%
Johnson Controls International PLC	14,355	604,633

Electronics — 0.7%
Agilent Technologies, Inc.	3,300	174,471
Fortive Corp.	155,150	9,343,133
Honeywell International, Inc.	24,400	3,046,828

		12,564,432

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.	900	$119,583

Machinery – Diversified — 1.2%
Deere & Co.	169,023	18,399,844
Roper Technologies, Inc.	18,900	3,902,661
Wabtec Corp.	3,873	302,094

		22,604,599

Miscellaneous – Manufacturing — 0.1%
Textron, Inc.	49,100	2,336,669

Packaging & Containers — 0.1%
Ball Corp.	22,917	1,701,816

Transportation — 2.9%
Canadian Pacific Railway Ltd.	17,200	2,527,024
Expeditors International of Washington, Inc.	402,575	22,741,462
FedEx Corp.	41,200	8,040,180
J.B. Hunt Transport Services, Inc.	17,700	1,623,798
Union Pacific Corp.	1,800	190,656
United Parcel Service, Inc. Class B	168,192	18,047,001

		53,170,121

		115,407,541

Technology — 14.6%
Computers — 0.9%
Apple, Inc.	120,200	17,267,932

Semiconductors — 2.8%
Analog Devices, Inc.	62,801	5,146,542
Broadcom Ltd.	46,000	10,072,160
KLA-Tencor Corp.	14,900	1,416,543
Microchip Technology, Inc.	20,400	1,505,112
NVIDIA Corp.	900	98,037
NXP Semiconductor NV (a)	62,421	6,460,573
QUALCOMM, Inc.	453,729	26,016,821

		50,715,788

Software — 10.9%
Activision Blizzard, Inc.	9,000	448,740
Autodesk, Inc. (a)	275,235	23,799,570
Cerner Corp. (a)	288,930	17,003,531
Electronic Arts, Inc. (a)	48,300	4,323,816
Fidelity National Information Services, Inc.	68,800	5,477,856
Fiserv, Inc. (a)	106,100	12,234,391
Intuit, Inc.	29,100	3,375,309
Microsoft Corp.	911,186	60,010,710
Oracle Corp.	730,716	32,597,241
Red Hat, Inc. (a)	88,590	7,663,035
Salesforce.com, Inc. (a)	229,700	18,947,953
ServiceNow, Inc. (a)	128,500	11,239,895
Workday, Inc. Class A (a)	47,000	3,914,160

		201,036,207

		269,019,927

	Number of Shares	Value
Utilities — 0.2%
Electric — 0.2%
NextEra Energy, Inc.	30,500	$3,915,285

TOTAL COMMON STOCK (Cost $1,412,274,435)		1,847,392,775

TOTAL EQUITIES (Cost $1,412,274,435)		1,847,392,775

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Reserve Investment Fund	1,016	1,016

TOTAL MUTUAL FUNDS (Cost $1,016)		1,016

TOTAL LONG-TERM INVESTMENTS (Cost $1,412,275,451)		1,847,393,791

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (b)	$13,587,219	13,587,219

Time Deposit — 0.8%
Euro Time Deposit 0.090% 4/03/17	13,724,007	13,724,007

TOTAL SHORT-TERM INVESTMENTS (Cost $27,311,226)		27,311,226

TOTAL INVESTMENTS — 101.9% (Cost $1,439,586,677) (c)		1,874,705,017

Other Assets/(Liabilities) — (1.9)%		(35,407,055)

NET ASSETS — 100.0%		$1,839,297,962

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $13,587,275. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $13,861,498.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Communications — 33.7%
Internet — 32.1%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	199,000	$21,458,170
Alphabet, Inc. Class A (a)	41,352	35,058,226
Alphabet, Inc. Class C (a)	24,988	20,729,045
Amazon.com, Inc. (a)	30,400	26,950,816
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	76,500	13,197,780
eBay, Inc. (a)	510,911	17,151,282
Facebook, Inc. Class A (a)	319,188	45,340,655
Netflix, Inc. (a)	122,000	18,032,820
Palo Alto Networks, Inc. (a)	71,000	8,000,280
The Priceline Group, Inc. (a)	15,800	28,123,526
Snap, Inc. Class A (a)	209,853	4,727,988
Symantec Corp.	418,967	12,853,908
TripAdvisor, Inc. (a)	225,087	9,714,755

		261,339,251

Media — 1.6%
Liberty Global PLC Series A (a)	77,070	2,764,501
Liberty Global PLC Series C (a)	289,164	10,132,307

		12,896,808

		274,236,059

Consumer, Cyclical — 5.6%
Apparel — 0.5%
Under Armour, Inc. Class A (a) (b)	99,500	1,968,110
Under Armour, Inc. Class C (a) (b)	99,369	1,818,453

		3,786,563

Retail — 5.1%
Chipotle Mexican Grill, Inc. (a)	22,300	9,935,096
Dollar General Corp.	103,331	7,205,271
Liberty Interactive Corp. QVC Group Class A (a)	715,496	14,324,230
Starbucks Corp.	85,286	4,979,849
Walgreens Boots Alliance, Inc.	60,029	4,985,408

		41,429,854

		45,216,417

Consumer, Non-cyclical — 23.3%
Beverages — 1.4%
Monster Beverage Corp. (a)	249,500	11,519,415

Biotechnology — 12.7%
Alexion Pharmaceuticals, Inc. (a)	105,000	12,730,200
Biogen, Inc. (a)	79,008	21,602,367
BioMarin Pharmaceutical, Inc. (a)	115,000	10,094,700
Celgene Corp. (a)	178,829	22,251,693

	Number of Shares	Value
Illumina, Inc. (a)	69,000	$11,774,160
Incyte Corp. (a)	85,600	11,442,152
Regeneron Pharmaceuticals, Inc. (a)	34,700	13,446,597

		103,341,869

Commercial Services — 3.8%
Nielsen Holdings PLC	215,801	8,914,739
PayPal Holdings, Inc. (a)	504,941	21,722,562

		30,637,301

Health Care – Products — 2.3%
DENTSPLY SIRONA, Inc.	166,684	10,407,749
Edwards Lifesciences Corp. (a)	92,000	8,654,440

		19,062,189

Health Care – Services — 1.6%
Quintiles IMS Holdings, Inc. (a)	156,736	12,621,950

Pharmaceuticals — 1.5%
Allergan PLC	49,197	11,754,147

		188,936,871

Energy — 0.9%
Oil & Gas Services — 0.9%
Schlumberger Ltd.	98,500	7,692,850

Financial — 18.0%
Diversified Financial Services — 14.6%
The Charles Schwab Corp.	572,453	23,361,807
Intercontinental Exchange, Inc.	243,368	14,570,442
LendingClub Corp. (a) (b)	536,000	2,942,640
Mastercard, Inc. Class A	158,775	17,857,424
Visa, Inc. Class A	674,120	59,909,045

		118,641,358

Real Estate Investment Trusts (REITS) — 3.4%
Crown Castle International Corp.	188,744	17,826,871
Equinix, Inc.	24,113	9,654,122

		27,480,993

		146,122,351

Industrial — 1.4%
Transportation — 1.4%
FedEx Corp.	59,489	11,609,278

Technology — 16.2%
Semiconductors — 1.8%
ASML Holding NV	45,772	6,078,521
QUALCOMM, Inc.	141,214	8,097,211

		14,175,732

Software — 14.4%
Adobe Systems, Inc. (a)	158,500	20,625,605
athenahealth, Inc. (a) (b)	50,500	5,690,845
Electronic Arts, Inc. (a)	151,826	13,591,463
Intuit, Inc.	66,407	7,702,548
Microsoft Corp.	362,789	23,893,284

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Salesforce.com, Inc. (a)	305,500	$25,200,695
ServiceNow, Inc. (a)	102,500	8,965,675
Splunk, Inc. (a)	188,000	11,710,520

		117,380,635

		131,556,367

TOTAL COMMON STOCK (Cost $624,830,548)		805,370,193

TOTAL EQUITIES (Cost $624,830,548)		805,370,193

MUTUAL FUNDS — 1.1%
Diversified Financial Services — 1.1%
State Street Navigator Securities Lending Prime Portfolio (c)	9,171,717	9,171,717

TOTAL MUTUAL FUNDS (Cost $9,171,717)		9,171,717

TOTAL LONG-TERM INVESTMENTS (Cost $634,002,265)		814,541,910

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (d)	$10,941,076	10,941,076

TOTAL SHORT-TERM INVESTMENTS (Cost $10,941,076)		10,941,076

TOTAL INVESTMENTS — 101.6% (Cost $644,943,341) (e)		825,482,986

Other Assets/(Liabilities) — (1.6)%		(12,834,790)

NET ASSETS — 100.0%		$812,648,196

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $8,966,545 or 1.10% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $10,941,080. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.125%, maturity dates ranging from 8/31/21 – 9/30/21, and an aggregate market value, including accrued interest, of $11,166,342.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 4.2%
Chemicals — 1.6%
Agrium, Inc.	3,785	$361,658
Huntsman Corp.	30,755	754,727
Versum Materials, Inc. (a)	22,065	675,189

		1,791,574

Forest Products & Paper — 0.2%
International Paper Co.	4,205	213,530

Iron & Steel — 0.5%
Commercial Metals Co.	29,620	566,631

Mining — 1.9%
Alcoa Corp.	31,490	1,083,256
Teck Resources Ltd. Class B	21,960	480,924
US Silica Holdings, Inc.	9,905	475,341

		2,039,521

		4,611,256

Communications — 0.9%
Media — 0.2%
CBS Corp. Class B	2,605	180,683

Telecommunications — 0.7%
Level 3 Communications, Inc. (a)	9,211	527,053
Zayo Group Holdings, Inc. (a)	9,090	299,061

		826,114

		1,006,797

Consumer, Cyclical — 9.3%
Airlines — 0.7%
United Continental Holdings, Inc. (a)	11,060	781,278

Apparel — 0.2%
Ralph Lauren Corp.	3,198	261,021

Auto Manufacturers — 0.5%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	17,897	541,563

Auto Parts & Equipment — 1.4%
Delphi Automotive PLC	7,308	588,221
Visteon Corp. (a)	9,605	940,810

		1,529,031

Entertainment — 0.5%
Lions Gate Entertainment Corp. Class B (a)	21,460	523,195

Food Services — 0.4%
Aramark	11,420	421,055

Home Builders — 1.2%
PulteGroup, Inc.	21,765	512,566

	Number of Shares	Value
Toll Brothers, Inc. (a)	24,115	$870,793

		1,383,359

Housewares — 0.9%
Newell Brands, Inc.	20,070	946,702

Leisure Time — 0.4%
Carnival Corp.	7,643	450,249

Retail — 2.8%
Advance Auto Parts, Inc.	4,350	644,931
CST Brands, Inc.	8,304	399,339
JC Penney Co., Inc. (a)	52,565	323,801
L Brands, Inc.	2,507	118,080
PVH Corp.	11,030	1,141,274
Target Corp.	8,502	469,225

		3,096,650

Toys, Games & Hobbies — 0.3%
Mattel, Inc.	13,220	338,564

		10,272,667

Consumer, Non-cyclical — 13.8%
Commercial Services — 0.7%
ManpowerGroup, Inc.	3,515	360,533
Vantiv, Inc. Class A (a)	6,965	446,596

		807,129

Foods — 4.8%
Conagra Brands, Inc.	24,493	988,048
General Mills, Inc.	6,873	405,576
The J.M. Smucker Co.	2,321	304,237
Kellogg Co.	7,120	516,983
Lamb Weston Holdings, Inc.	7,945	334,167
Mondelez International, Inc. Class A	16,610	715,559
Pinnacle Foods, Inc.	21,645	1,252,596
Sysco Corp.	8,805	457,155
US Foods Holding Corp. (a)	12,745	356,605

		5,330,926

Health Care – Products — 3.6%
Abbott Laboratories	8,252	366,472
Baxter International, Inc.	26,386	1,368,378
Boston Scientific Corp. (a)	21,485	534,332
STERIS PLC	6,652	462,048
Zimmer Biomet Holdings, Inc.	9,975	1,218,047

		3,949,277

Health Care – Services — 2.8%
Envision Healthcare Corp. (a)	15,020	921,026
HCA Holdings, Inc. (a)	4,393	390,933
HealthSouth Corp.	11,325	484,823
LifePoint Health, Inc. (a)	12,795	838,073
Quest Diagnostics, Inc.	5,100	500,769

		3,135,624

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.4%
Avery Dennison Corp.	5,245	$422,747

Pharmaceuticals — 1.5%
Cardinal Health, Inc.	6,219	507,159
Express Scripts Holding Co. (a)	5,290	348,664
McKesson Corp.	2,718	402,971
Mead Johnson Nutrition Co.	4,639	413,242

		1,672,036

		15,317,739

Energy — 12.4%
Coal — 0.5%
Arch Coal, Inc. Class A (a)	7,445	513,258

Oil & Gas — 10.2%
Anadarko Petroleum Corp.	11,547	715,914
Cimarex Energy Co.	1,632	195,008
Devon Energy Corp.	13,372	557,880
Energen Corp. (a)	20,245	1,102,138
EQT Corp.	17,377	1,061,735
Helmerich & Payne, Inc.	3,287	218,816
Hess Corp.	17,720	854,281
Imperial Oil Ltd.	31,870	971,066
Marathon Petroleum Corp.	8,871	448,340
Noble Energy, Inc.	23,337	801,392
Oasis Petroleum, Inc. (a)	51,900	740,094
Occidental Petroleum Corp.	11,173	707,921
PDC Energy, Inc. (a)	9,685	603,860
Precision Drilling Corp. (a)	255,010	1,203,647
SM Energy Co.	23,040	553,421
Tesoro Corp.	6,795	550,803

		11,286,316

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	15,121	904,538
Frank’s International NV	5,537	58,526
Halliburton Co.	4,270	210,127
National Oilwell Varco, Inc.	16,292	653,146

		1,826,337

Pipelines — 0.1%
Spectra Energy Partners LP (b)	3,126	136,481

		13,762,392

Financial — 25.8%
Banks — 9.8%
Bank of Hawaii Corp.	3,551	292,460
BB&T Corp.	16,639	743,763
Citizens Financial Group, Inc.	35,345	1,221,170
Comerica, Inc.	4,720	323,698
Commerce Bancshares, Inc.	10,255	575,921
F.N.B. Corp.	56,580	841,345
KeyCorp	27,710	492,684
M&T Bank Corp.	4,050	626,656

	Number of Shares	Value
Northern Trust Corp.	35,958	$3,113,244
The PNC Financial Services Group, Inc.	4,794	576,430
State Street Corp.	5,014	399,164
SunTrust Banks, Inc.	3,990	220,647
UMB Financial Corp.	3,089	232,633
Westamerica Bancorp.	8,560	477,905
Zions Bancorp	18,630	782,460

		10,920,180

Diversified Financial Services — 3.4%
Ameriprise Financial, Inc.	5,203	674,725
E*TRADE Financial Corp. (a)	22,320	778,745
Invesco Ltd.	27,308	836,444
Lazard Ltd. Class A	22,945	1,055,240
T. Rowe Price Group, Inc.	6,640	452,516

		3,797,670

Insurance — 4.8%
Aflac, Inc.	4,130	299,095
The Allstate Corp.	3,106	253,108
Brown & Brown, Inc.	9,929	414,238
Chubb Ltd.	5,683	774,309
MetLife, Inc.	5,140	271,495
ProAssurance Corp.	4,535	273,234
Reinsurance Group of America, Inc.	4,085	518,713
Torchmark Corp.	2,513	193,601
Unum Group	34,808	1,632,147
Voya Financial, Inc.	3,290	124,888
XL Group Ltd.	13,080	521,369

		5,276,197

Real Estate Investment Trusts (REITS) — 7.3%
American Tower Corp.	3,769	458,084
CBRE Group, Inc. Class A (a)	30,970	1,077,446
DuPont Fabros Technology, Inc.	6,695	332,005
Empire State Realty Trust, Inc. Class A	11,199	231,147
EPR Properties	13,370	984,433
Gaming and Leisure Properties, Inc.	6,450	215,559
Host Hotels & Resorts, Inc.	33,245	620,352
MGM Growth Properties LLC Class A	11,654	315,241
Piedmont Office Realty Trust, Inc. Class A	48,224	1,031,029
SL Green Realty Corp.	11,800	1,258,116
Tanger Factory Outlet Centers, Inc.	15,215	498,596
Weyerhaeuser Co.	33,414	1,135,408

		8,157,416

Savings & Loans — 0.5%
Capitol Federal Financial, Inc.	35,244	515,620

		28,667,083

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 15.6%
Building Materials — 2.1%
Apogee Enterprises, Inc.	9,210	$549,008
Johnson Controls International PLC	43,423	1,828,977

		2,377,985

Electrical Components & Equipment — 1.5%
Belden, Inc.	6,665	461,151
Emerson Electric Co.	7,372	441,288
Hubbell, Inc.	6,120	734,706

		1,637,145

Electronics — 2.3%
Keysight Technologies, Inc. (a)	19,954	721,138
Koninklijke Philips NV	20,856	670,411
Orbotech Ltd. (a)	6,225	200,756
PerkinElmer, Inc.	6,925	402,065
TE Connectivity Ltd.	7,616	567,773

		2,562,143

Engineering & Construction — 1.6%
AECOM (a)	20,350	724,256
KBR, Inc.	72,220	1,085,467

		1,809,723

Environmental Controls — 0.6%
Republic Services, Inc.	11,302	709,879

Machinery – Construction & Mining — 0.3%
Oshkosh Corp.	4,430	303,854

Machinery – Diversified — 1.1%
AGCO Corp.	7,015	422,163
Cummins, Inc.	3,297	498,506
Rockwell Automation, Inc.	1,918	298,652

		1,219,321

Miscellaneous – Manufacturing — 3.0%
Crane Co.	12,075	903,572
Ingersoll-Rand PLC	9,354	760,667
ITT, Inc.	2,149	88,152
Parker Hannifin Corp.	2,191	351,261
Textron, Inc.	14,886	708,425
Trinseo SA	7,150	479,765

		3,291,842

Packaging & Containers — 1.4%
Bemis Co., Inc.	9,369	457,769
Sonoco Products Co.	8,664	458,499
WestRock Co.	11,418	594,079

		1,510,347

Transportation — 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	8,060	446,927
Heartland Express, Inc.	30,870	618,943

		1,065,870

	Number of Shares	Value
Trucking & Leasing — 0.7%
GATX Corp.	12,415	$756,818

		17,244,927

Technology — 8.1%
Computers — 2.3%
Barracuda Networks, Inc. (a)	26,525	612,993
Leidos Holdings, Inc.	12,765	652,802
NetApp, Inc.	23,597	987,534
Western Digital Corp.	3,195	263,683

		2,517,012

Semiconductors — 5.8%
Analog Devices, Inc.	4,660	381,887
Applied Materials, Inc.	32,607	1,268,412
Lam Research Corp.	7,195	923,550
Maxim Integrated Products, Inc.	16,804	755,508
Micron Technology, Inc. (a)	45,770	1,322,753
Microsemi Corp. (a)	15,130	779,649
Teradyne, Inc.	22,455	698,351
Xilinx, Inc.	6,370	368,759

		6,498,869

		9,015,881

Utilities — 7.5%
Electric — 6.8%
Ameren Corp.	15,092	823,872
Consolidated Edison, Inc.	4,657	361,663
Edison International	10,450	831,925
Eversource Energy	4,269	250,932
Exelon Corp.	29,535	1,062,669
NorthWestern Corp.	6,046	354,900
PG&E Corp.	24,484	1,624,758
Public Service Enterprise Group, Inc.	28,530	1,265,306
Westar Energy, Inc.	3,156	171,276
Xcel Energy, Inc.	17,962	798,411

		7,545,712

Gas — 0.7%
Atmos Energy Corp.	4,415	348,741
Spire, Inc.	6,483	437,602

		786,343

		8,332,055

TOTAL COMMON STOCK (Cost $97,616,147)		108,230,797

TOTAL EQUITIES (Cost $97,616,147)		108,230,797

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.1%
Diversified Financial Services — 1.1%
iShares Russell Mid-Cap Value ETF	15,395	$1,277,631

TOTAL MUTUAL FUNDS (Cost $1,185,781)		1,277,631

TOTAL LONG-TERM INVESTMENTS (Cost $98,801,928)		109,508,428

TOTAL INVESTMENTS — 98.7% (Cost $98,801,928) (c)		109,508,428

Other Assets/(Liabilities) — 1.3%		1,404,298

NET ASSETS — 100.0%		$110,912,726

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.9%
Basic Materials — 5.9%
Chemicals — 2.0%
PolyOne Corp.	68,319	$2,328,995
Sensient Technologies Corp.	18,660	1,478,991

		3,807,986

Forest Products & Paper — 1.1%
Deltic Timber Corp.	16,640	1,299,917
Neenah Paper, Inc.	10,490	783,603

		2,083,520

Iron & Steel — 1.2%
Allegheny Technologies, Inc.	122,000	2,191,120

Mining — 1.6%
Ferroglobe PLC	203,700	2,104,221
Ferroglobe Representation & Warranty Insurance Trust (a) (b)	234,800	-
Luxfer Holdings PLC ADR (United Kingdom)	67,722	823,500
Materion Corp.	2,300	77,165

		3,004,886

		11,087,512

Consumer, Cyclical — 9.6%
Auto Parts & Equipment — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	129,279	2,427,860

Distribution & Wholesale — 0.9%
Essendant, Inc.	60,180	911,727
ScanSource, Inc. (a)	22,970	901,572

		1,813,299

Home Builders — 0.3%
TRI Pointe Group, Inc. (a)	48,930	613,582

Home Furnishing — 1.0%
Whirlpool Corp.	10,653	1,825,178

Housewares — 1.1%
The Scotts Miracle-Gro Co.	23,217	2,168,236

Office Furnishings — 0.5%
Steelcase, Inc. Class A	57,320	960,110

Retail — 3.6%
The Cato Corp. Class A	30,620	672,415
CST Brands, Inc.	6,400	307,776
DSW, Inc. Class A	25,710	531,683
Fred’s, Inc. Class A	74,970	982,107
RH (a)	62,100	2,872,746
Stage Stores, Inc.	72,370	187,438
Vitamin Shoppe, Inc. (a)	59,602	1,200,981

		6,755,146

	Number of Shares	Value
Storage & Warehousing — 0.9%
Mobile Mini, Inc.	53,871	$1,643,066

		18,206,477

Consumer, Non-cyclical — 12.8%
Beverages — 0.5%
C&C Group PLC	251,651	975,782

Biotechnology — 0.8%
Charles River Laboratories International, Inc. (a)	16,140	1,451,793

Commercial Services — 3.0%
Forrester Research, Inc.	27,200	1,081,200
FTI Consulting, Inc. (a)	43,170	1,777,309
Huron Consulting Group, Inc. (a)	26,880	1,131,648
ICF International, Inc. (a)	1,800	74,340
Matthews International Corp. Class A	23,330	1,578,274

		5,642,771

Foods — 2.3%
Cranswick PLC	39,954	1,279,120
Post Holdings, Inc. (a)	17,060	1,493,091
Smart & Final Stores, Inc. (a)	136,900	1,656,490

		4,428,701

Health Care – Products — 2.9%
Haemonetics Corp. (a)	41,130	1,668,644
ICU Medical, Inc. (a)	8,100	1,236,870
Natus Medical, Inc. (a)	17,390	682,558
STERIS PLC	27,440	1,905,982

		5,494,054

Health Care – Services — 1.8%
Envision Healthcare Corp. (a)	21,420	1,313,475
HealthSouth Corp.	48,688	2,084,333

		3,397,808

Household Products & Wares — 1.1%
ACCO Brands Corp. (a)	113,000	1,485,950
Helen of Troy Ltd. (a)	6,790	639,618

		2,125,568

Pharmaceuticals — 0.4%
Phibro Animal Health Corp. Class A	25,660	721,046

		24,237,523

Energy — 5.8%
Oil & Gas — 3.6%
Callon Petroleum Co. (a)	178,000	2,342,480
Diamondback Energy, Inc. (a)	14,660	1,520,462
Range Resources Corp.	49,837	1,450,257
Resolute Energy Corp. (a)	16,620	671,448
RSP Permian, Inc. (a)	21,528	891,905

		6,876,552

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 2.2%
Era Group, Inc. (a)	34,110	$452,299
Flotek Industries, Inc. (a)	82,200	1,051,338
SEACOR Holdings, Inc. (a)	19,620	1,357,508
Thermon Group Holdings, Inc. (a)	64,540	1,345,013

		4,206,158

		11,082,710

Financial — 19.0%
Banks — 11.3%
1st Source Corp.	16,171	759,229
FCB Financial Holdings, Inc. Class A (a)	13,660	676,853
First Midwest Bancorp, Inc.	64,860	1,535,885
Great Western Bancorp, Inc.	40,240	1,706,578
Hancock Holding Co.	47,160	2,148,138
International Bancshares Corp.	46,550	1,647,870
MB Financial, Inc.	38,900	1,665,698
Prosperity Bancshares, Inc.	39,458	2,750,617
Texas Capital Bancshares, Inc. (a)	46,836	3,908,464
UMB Financial Corp.	37,200	2,801,532
Webster Financial Corp.	36,800	1,841,472

		21,442,336

Insurance — 3.9%
Alleghany Corp. (a)	2,958	1,818,164
Assured Guaranty Ltd.	25,930	962,262
Kemper Corp.	31,460	1,255,254
Reinsurance Group of America, Inc.	15,880	2,016,443
White Mountains Insurance Group Ltd.	1,480	1,302,222

		7,354,345

Real Estate Investment Trusts (REITS) — 2.6%
Corporate Office Properties Trust	32,200	1,065,820
DiamondRock Hospitality Co.	75,364	840,309
Education Realty Trust, Inc.	20,373	832,237
Ramco-Gershenson Properties Trust	83,810	1,175,016
Summit Hotel Properties, Inc.	67,680	1,081,526

		4,994,908

Savings & Loans — 1.2%
Banc of California, Inc.	34,490	713,943
Northwest Bancshares, Inc.	90,420	1,522,673

		2,236,616

		36,028,205

Industrial — 32.3%
Aerospace & Defense — 0.9%
Cubic Corp.	31,990	1,689,072

Building Materials — 4.4%
Gibraltar Industries, Inc. (a)	48,528	1,999,353
Simpson Manufacturing Co., Inc.	56,409	2,430,664
Trex Co., Inc. (a)	34,421	2,388,473
Tyman PLC	359,964	1,451,274

		8,269,764

	Number of Shares	Value
Electrical Components & Equipment — 2.1%
Belden, Inc.	32,340	$2,237,605
Encore Wire Corp.	37,700	1,734,200

		3,971,805

Electronics — 8.8%
CTS Corp.	42,270	900,351
ESCO Technologies, Inc.	23,420	1,360,702
FARO Technologies, Inc. (a)	44,793	1,601,350
II-VI, Inc. (a)	112,128	4,042,214
Keysight Technologies, Inc. (a)	42,460	1,534,504
Park Electrochemical Corp.	36,770	656,712
Plexus Corp. (a)	53,282	3,079,700
Vishay Intertechnology, Inc.	208,397	3,428,131

		16,603,664

Engineering & Construction — 3.3%
Comfort Systems USA, Inc.	52,613	1,928,266
Mistras Group, Inc. (a)	50,270	1,074,773
Primoris Services Corp.	139,100	3,229,902

		6,232,941

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	17,730	986,143

Machinery – Construction & Mining — 2.7%
Babcock & Wilcox Enterprises, Inc. (a)	48,190	450,095
Oshkosh Corp.	27,053	1,855,565
Terex Corp.	91,722	2,880,071

		5,185,731

Machinery – Diversified — 0.9%
Albany International Corp. Class A	35,640	1,641,222

Metal Fabricate & Hardware — 2.5%
CIRCOR International, Inc.	18,500	1,099,640
Mueller Industries, Inc.	52,560	1,799,129
TriMas Corp. (a)	88,950	1,845,712

		4,744,481

Miscellaneous – Manufacturing — 2.6%
Barnes Group, Inc.	52,090	2,674,301
Colfax Corp. (a)	56,500	2,218,190

		4,892,491

Packaging & Containers — 1.5%
Greif, Inc. Class A	34,110	1,879,120
Multi Packaging Solutions International Ltd. (a)	56,190	1,008,610

		2,887,730

Transportation — 1.4%
Dorian LPG Ltd. (a)	55,900	588,627
Forward Air Corp.	20,940	996,116
Scorpio Tankers, Inc.	242,640	1,077,321

		2,662,064

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 0.7%
GATX Corp.	22,300	$1,359,408

		61,126,516

Technology — 8.9%
Computers — 3.4%
Diebold Nixdorf, Inc.	36,020	1,105,814
Mercury Systems, Inc. (a)	55,487	2,166,767
MTS Systems Corp.	37,200	2,047,860
WNS Holdings Ltd. ADR (India) (a)	41,580	1,189,604

		6,510,045

Semiconductors — 4.6%
Brooks Automation, Inc.	164,061	3,674,966
Diodes, Inc. (a)	96,608	2,323,422
Photronics, Inc. (a)	162,328	1,736,910
Xcerra Corp. (a)	113,230	1,006,615

		8,741,913

Software — 0.9%
Allscripts Healthcare Solutions, Inc. (a)	125,600	1,592,608

		16,844,566

Utilities — 2.6%
Electric — 0.3%
Westar Energy, Inc.	12,050	653,953

Gas — 2.3%
New Jersey Resources Corp.	14,670	580,932
Spire, Inc.	14,720	993,600
UGI Corp.	30,505	1,506,947
WGL Holdings, Inc.	14,660	1,209,890

		4,291,369

		4,945,322

TOTAL COMMON STOCK (Cost $140,788,982)		183,558,831

TOTAL EQUITIES (Cost $140,788,982)		183,558,831

BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%

	Principal Amount	Value
Industrial — 0.1%
Metal Fabricate & Hardware — 0.1%
Mueller Industries, Inc. 6.000%, 3/01/27	$282,000	$279,885

TOTAL CORPORATE DEBT (Cost $282,000)		279,885

TOTAL BONDS & NOTES (Cost $282,000)		279,885

TOTAL LONG-TERM INVESTMENTS (Cost $141,070,982)		183,838,716

SHORT-TERM INVESTMENTS — 3.4%
Repurchase Agreement — 3.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (c)	$6,350,666	6,350,666

TOTAL SHORT-TERM INVESTMENTS (Cost $6,350,666)		6,350,666

TOTAL INVESTMENTS — 100.4% (Cost $147,421,648) (d)		190,189,382

Other Assets/(Liabilities) — (0.4)%		(849,609)

NET ASSETS — 100.0%		$189,339,773

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Maturity value of $6,350,692. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $6,484,768.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 4.9%
Chemicals — 3.0%
American Vanguard Corp.	18,600	$308,760
The Chemours Co.	47,200	1,817,200
Huntsman Corp.	66,235	1,625,407
Innophos Holdings, Inc.	2,900	156,513
Innospec, Inc.	5,522	357,549
KMG Chemicals, Inc.	12,900	594,303
Koppers Holdings, Inc. (a)	15,000	635,250
Minerals Technologies, Inc.	9,700	743,020
Olin Corp.	38,295	1,258,757
OMNOVA Solutions, Inc. (a)	10,700	105,930
Rayonier Advanced Materials, Inc. (b)	53,300	716,885

		8,319,574

Forest Products & Paper — 0.3%
Clearwater Paper Corp. (a)	11,000	616,000
Mercer International, Inc.	9,400	109,980

		725,980

Iron & Steel — 1.3%
Carpenter Technology Corp.	15,200	566,960
Cliffs Natural Resources, Inc. (a)	144,400	1,185,524
Commercial Metals Co.	62,640	1,198,303
Reliance Steel & Aluminum Co.	4,700	376,094
Shiloh Industries, Inc. (a)	18,800	256,244

		3,583,125

Mining — 0.3%
Ferroglobe PLC	72,955	753,625
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	49,975	-
New Gold, Inc. (a) (b)	50,000	149,000

		902,625

		13,531,304

Communications — 5.6%
Internet — 1.2%
DHI Group, Inc. (a)	58,300	230,285
ePlus, Inc. (a)	13,685	1,848,159
Leaf Group Ltd. (a)	11,400	85,500
New Media Investment Group, Inc.	11,000	156,310
PC-Tel, Inc.	8,200	58,384
Rightside Group Ltd. (a)	26,163	259,537
The Rubicon Project, Inc. (a)	47,750	281,248
Sohu.com, Inc. (a)	9,900	389,367
TechTarget, Inc. (a)	5,400	48,762
Travelzoo, Inc. (a)	7,800	75,270
US Auto Parts Network, Inc. (a)	9,300	31,155

		3,463,977

	Number of Shares	Value
Media — 2.3%
Cable One, Inc.	716	$447,121
Houghton Mifflin Harcourt Co. (a)	58,915	597,987
The McClatchy Co. Class A (a) (b)	8,800	85,096
Nexstar Media Group, Inc.	23,035	1,615,905
Salem Media Group, Inc.	5,500	40,975
Scholastic Corp.	7,400	315,018
Sinclair Broadcast Group, Inc. Class A	37,690	1,526,445
Tribune Media Co. Class A	47,260	1,761,380

		6,389,927

Telecommunications — 2.1%
Black Box Corp.	20,900	187,055
Ciena Corp. (a)	50,835	1,200,215
Extreme Networks, Inc. (a)	119,600	898,196
Harmonic, Inc. (a) (b)	76,700	456,365
Ixia (a)	32,700	642,555
NETGEAR, Inc. (a)	20,200	1,000,910
Sonus Networks, Inc. (a)	17,600	115,984
Vonage Holdings Corp. (a)	198,760	1,256,163

		5,757,443

		15,611,347

Consumer, Cyclical — 7.9%
Airlines — 0.2%
Copa Holdings SA Class A	600	67,350
Hawaiian Holdings, Inc. (a)	9,300	431,985

		499,335

Apparel — 0.5%
Canada Goose Holdings, Inc. (a)	4,289	68,453
Crocs, Inc. (a)	14,600	103,222
Perry Ellis International, Inc. (a)	8,000	171,840
Skechers U.S.A., Inc. Class A (a)	17,865	490,394
Steven Madden Ltd. (a)	14,200	547,410

		1,381,319

Auto Manufacturers — 0.3%
Blue Bird Corp. (a) (b)	7,293	125,075
Wabash National Corp. (b)	35,100	726,219

		851,294

Auto Parts & Equipment — 1.3%
Commercial Vehicle Group, Inc. (a)	37,300	252,521
Cooper-Standard Holding, Inc. (a)	2,400	266,232
Dorman Products, Inc. (a)	10,100	829,513
Meritor, Inc. (a)	37,700	645,801
Spartan Motors, Inc.	42,400	339,200
Tenneco, Inc.	15,540	970,007
Tower International, Inc.	7,200	195,120

		3,498,394

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 1.3%
Beacon Roofing Supply, Inc. (a)	13,800	$678,408
Pool Corp.	7,800	930,774
Titan Machinery, Inc. (a)	25,800	395,772
WESCO International, Inc. (a)	23,855	1,659,115

		3,664,069

Food Services — 0.2%
AdvancePierre Foods Holdings, Inc.	20,235	630,725

Home Builders — 0.4%
Cavco Industries, Inc. (a)	4,900	570,360
Taylor Morrison Home Corp. Class A (a)	27,000	575,640

		1,146,000

Home Furnishing — 0.1%
Ethan Allen Interiors, Inc.	10,600	324,890

Leisure Time — 0.3%
LCI Industries	7,800	778,440

Lodging — 0.2%
ILG, Inc.	17,700	370,992

Retail — 2.5%
Asbury Automotive Group, Inc. (a)	18,135	1,089,913
Big 5 Sporting Goods Corp. (b)	31,300	472,630
Big Lots, Inc. (b)	5,300	258,004
Caleres, Inc.	26,375	696,828
The Children’s Place, Inc. (b)	6,700	804,335
Francesca’s Holdings Corp. (a)	33,400	512,690
Fred’s, Inc. Class A (b)	16,400	214,840
Genesco, Inc. (a)	4,300	238,435
Lumber Liquidators Holdings, Inc. (a) (b)	16,900	354,731
Party City Holdco, Inc. (a) (b)	13,800	193,890
PCM, Inc. (a)	15,100	423,555
PriceSmart, Inc.	6,300	580,860
Red Robin Gourmet Burgers, Inc. (a) (b)	6,100	356,545
Rush Enterprises, Inc. Class A (a)	15,200	502,816
Sportsman’s Warehouse Holdings, Inc. (a) (b)	26,127	124,887
Tailored Brands, Inc. (b)	2,800	41,832
Tilly’s, Inc. Class A	5,200	46,904

		6,913,695

Textiles — 0.6%
Culp, Inc.	12,700	396,240
UniFirst Corp.	9,530	1,348,018

		1,744,258

		21,803,411

Consumer, Non-cyclical — 13.3%
Agriculture — 0.3%
Alliance One International, Inc. (a)	11,500	147,775
Universal Corp.	8,600	608,450

	Number of Shares	Value
Vector Group Ltd.	12,746	$265,117

		1,021,342

Biotechnology — 1.0%
ChemoCentryx, Inc. (a)	9,200	66,976
Emergent BioSolutions, Inc. (a)	25,995	754,895
Exelixis, Inc. (a)	38,600	836,462
The Medicines Co. (a) (b)	11,815	577,753
Momenta Pharmaceuticals, Inc. (a)	20,000	267,000
PDL BioPharma, Inc.	125,700	285,339
REGENXBIO, Inc. (a)	4,400	84,920

		2,873,345

Commercial Services — 4.6%
Aaron’s, Inc.	38,175	1,135,324
American Public Education, Inc. (a)	15,900	364,110
ARC Document Solutions, Inc. (a)	54,000	186,300
Cambium Learning Group, Inc. (a)	41,800	204,820
Capella Education Co.	8,300	705,708
Care.com, Inc. (a)	3,500	43,785
DeVry Education Group, Inc.	38,130	1,351,708
Ennis, Inc.	31,400	533,800
EVERTEC, Inc.	68,475	1,088,753
FTI Consulting, Inc. (a)	9,200	378,764
Green Dot Corp. Class A (a)	19,100	637,176
The Hackett Group, Inc.	27,500	535,975
HMS Holdings Corp. (a)	14,000	284,620
INC Research Holdings, Inc. Class A (a)	7,400	339,290
Information Services Group, Inc. (a)	35,600	112,140
Insperity, Inc.	7,800	691,470
K12, Inc. (a)	7,100	135,965
LSC Communications, Inc.	32,963	829,349
Matthews International Corp. Class A	4,800	324,720
McGrath RentCorp	13,076	438,961
Navigant Consulting, Inc. (a)	25,200	576,072
Neff Corp. Class A (a)	12,000	233,400
Quad/Graphics, Inc.	47,700	1,203,948
Rent-A-Center, Inc. (b)	17,400	154,338
RPX Corp. (a)	31,100	373,200

		12,863,696

Foods — 1.7%
Fresh Del Monte Produce, Inc.	18,800	1,113,524
John B Sanfilippo & Son, Inc. (b)	2,400	175,656
Nomad Foods Ltd. (a) (b)	53,000	606,850
Pinnacle Foods, Inc.	7,400	428,238
Post Holdings, Inc. (a)	5,400	472,608
Snyder’s-Lance, Inc.	32,790	1,321,765
SpartanNash Co.	14,900	521,351

		4,639,992

Health Care – Products — 2.6%
Analogic Corp.	4,300	326,370
Atrion Corp.	1,730	809,986

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Haemonetics Corp. (a)	15,100	$612,607
Halyard Health, Inc. (a)	17,500	666,575
Lantheus Holdings, Inc. (a)	23,500	293,750
LeMaitre Vascular, Inc.	4,200	103,446
LivaNova PLC (a)	19,275	944,668
Quidel Corp. (a)	20,900	473,176
Repligen Corp. (a)	13,300	468,160
West Pharmaceutical Services, Inc.	11,600	946,676
Wright Medical Group NV (a)	47,268	1,470,980

		7,116,394

Health Care – Services — 0.8%
The Ensign Group, Inc.	6,900	129,720
Medpace Holdings, Inc. (a)	20,120	600,582
National HealthCare Corp.	4,400	313,720
Select Medical Holdings Corp. (a)	26,900	359,115
Triple-S Management Corp. Class B (a)	10,839	190,441
WellCare Health Plans, Inc. (a)	3,950	553,830

		2,147,408

Household Products & Wares — 0.3%
Central Garden & Pet Co. Class A (a)	12,900	447,888
CSS Industries, Inc.	11,600	300,672

		748,560

Pharmaceuticals — 2.0%
Akorn, Inc. (a)	30,525	735,042
BioSpecifics Technologies Corp. (a)	7,800	427,440
Corcept Therapeutics, Inc. (a)	75,800	830,768
Cumberland Pharmaceuticals, Inc. (a)	21,700	150,598
Enanta Pharmaceuticals, Inc. (a)	4,200	129,360
Heska Corp. (a)	1,100	115,478
Omega Protein Corp.	26,600	533,330
Owens & Minor, Inc.	27,290	944,234
Progenics Pharmaceuticals, Inc. (a)	56,500	533,360
Supernus Pharmaceuticals, Inc. (a)	15,900	497,670
Xencor, Inc. (a)	23,800	569,296

		5,466,576

		36,877,313

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Conyers Park Acquisition Corp. (a)	15,200	168,416

Energy — 6.0%
Coal — 0.4%
Cloud Peak Energy, Inc. (a)	75,700	346,706
Hallador Energy Co.	37,800	302,778
SunCoke Energy, Inc. (a)	3,900	34,944
Westmoreland Coal Co. (a)	25,200	365,904

		1,050,332

Energy – Alternate Sources — 0.2%
REX American Resources Corp. (a)	5,100	461,499

	Number of Shares	Value
Oil & Gas — 3.2%
Adams Resources & Energy, Inc.	1,500	$56,025
Atwood Oceanics, Inc. (a) (b)	51,100	486,983
Bill Barrett Corp. (a)	98,800	449,540
California Resources Corp. (a) (b)	53,400	803,136
Centennial Resource Development, Inc. Class A (a) (b)	20,800	379,184
Contango Oil & Gas Co. (a)	19,800	144,936
Evolution Petroleum Corp.	43,800	350,400
Matador Resources Co. (a) (b)	28,600	680,394
Panhandle Oil & Gas, Inc. Class A	3,300	63,360
Parsley Energy, Inc. Class A (a)	14,500	471,395
PBF Energy, Inc. Class A (b)	39,935	885,359
Resolute Energy Corp. (a) (b)	11,900	480,760
Ring Energy, Inc. (a)	52,610	569,240
Rowan Cos. PLC Class A (a)	5,900	91,922
Sanchez Energy Corp. (a) (b)	10,300	98,262
SandRidge Energy, Inc. (a)	56,590	1,046,349
SM Energy Co.	31,255	750,745
Western Refining, Inc.	13,100	459,417
Whiting Petroleum Corp. (a)	10,900	103,114
WPX Energy, Inc. (a)	47,100	630,669

		9,001,190

Oil & Gas Services — 1.9%
Archrock, Inc.	6,800	84,320
Frank’s International NV	28,200	298,074
Gulf Island Fabrication, Inc.	11,300	130,515
Keane Group, Inc. (a) (b)	10,000	143,000
MRC Global, Inc. (a)	107,905	1,977,899
NOW, Inc. (a)	42,475	720,376
Oceaneering International, Inc.	14,500	392,660
Tesco Corp. (a)	42,300	340,515
TETRA Technologies, Inc. (a)	239,845	976,169
Thermon Group Holdings, Inc. (a)	9,300	193,812

		5,257,340

Pipelines — 0.3%
SemGroup Corp. Class A	25,660	923,760

		16,694,121

Financial — 38.6%
Banks — 15.9%
1st Source Corp.	2,900	136,155
BancFirst Corp.	400	35,960
Bank of Hawaii Corp.	7,200	592,992
Bank of Marin Bancorp	1,900	122,265
BankUnited, Inc.	28,200	1,052,142
Bankwell Financial Group, Inc.	2,400	82,536
Boston Private Financial Holdings, Inc.	28,100	460,840
C&F Financial Corp.	3,300	152,790
Central Pacific Financial Corp.	17,200	525,288
Central Valley Community Bancorp	16,100	330,050

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Century Bancorp, Inc. Class A	3,700	$225,052
Chemical Financial Corp.	36,951	1,890,044
Citizens & Northern Corp.	4,100	95,448
CoBiz Financial, Inc.	31,400	527,520
Columbia Banking System, Inc.	24,200	943,558
CVB Financial Corp. (b)	8,400	185,556
East West Bancorp, Inc.	27,310	1,409,469
F.N.B. Corp.	182,345	2,711,470
Financial Institutions, Inc.	3,700	121,915
First BanCorp (a)	9,900	55,935
First Busey Corp.	11,100	326,340
First Business Financial Services, Inc.	2,200	57,112
First Hawaiian, Inc.	10,772	322,298
First Interstate BancSystem, Inc. Class A	23,400	927,810
First Merchants Corp.	15,400	605,528
The First of Long Island Corp.	9,500	256,975
Franklin Financial Network, Inc. (a)	12,700	492,125
Glacier Bancorp, Inc.	22,400	760,032
Great Western Bancorp, Inc.	15,770	668,806
Hilltop Holdings, Inc.	53,820	1,478,435
Home BancShares, Inc.	67,600	1,829,932
Hope Bancorp, Inc.	30,500	584,685
Horizon Bancorp	8,100	212,382
Howard Bancorp, Inc. (a)	9,741	182,157
IBERIABANK Corp.	31,550	2,495,605
Lakeland Financial Corp.	20,500	883,960
MainSource Financial Group, Inc.	7,400	243,682
MB Financial, Inc.	40,715	1,743,416
National Bank Holdings Corp. Class A	22,800	741,000
Northrim BanCorp, Inc.	5,400	162,270
OFG Bancorp	16,800	198,240
Park Sterling Corp.	20,900	257,279
Pinnacle Financial Partners, Inc.	6,200	411,990
Popular, Inc.	74,645	3,040,291
Preferred Bank	1,700	91,222
Prosperity Bancshares, Inc.	19,000	1,324,490
Republic Bancorp, Inc. Class A	3,700	127,243
S&T Bancorp, Inc.	2,100	72,660
Stock Yards Bancorp, Inc.	2,700	109,755
SVB Financial Group (a)	6,550	1,218,889
Synovus Financial Corp.	8,300	340,466
Texas Capital Bancshares, Inc. (a)	8,900	742,705
Towne Bank	29,000	939,600
Two River Bancorp (b)	5,400	95,418
UMB Financial Corp.	3,800	286,178
Umpqua Holdings Corp.	4,600	81,604
United Community Banks, Inc.	14,600	404,274
Valley National Bancorp	4,700	55,460
Veritex Holdings, Inc. (a)	5,000	140,600
Walker & Dunlop, Inc. (a)	35,100	1,463,319
Washington Trust Bancorp, Inc.	3,800	187,340
Webster Financial Corp.	28,465	1,424,389

	Number of Shares	Value
West Bancorporation, Inc.	17,300	$397,035
Western Alliance Bancorp (a)	28,365	1,392,438
Wintrust Financial Corp. (b)	35,690	2,466,893

		43,901,313

Diversified Financial Services — 3.2%
Altisource Portfolio Solutions SA (a) (b)	13,900	511,520
BGC Partners, Inc. Class A	129,500	1,471,120
CBOE Holdings, Inc.	7,333	594,487
Houlihan Lokey, Inc.	8,724	300,542
Impac Mortgage Holdings, Inc. (a) (b)	22,300	277,858
INTL. FCStone, Inc. (a)	9,000	341,640
Janus Capital Group, Inc.	25,700	339,240
LendingClub Corp. (a)	14,200	77,958
Navient Corp.	37,500	553,500
Nelnet, Inc. Class A	2,200	96,492
Ocwen Financial Corp. (a) (b)	8,900	48,683
OM Asset Management PLC	154,850	2,341,332
OneMain Holdings, Inc. (a) (b)	33,445	831,108
PennyMac Financial Services, Inc. Class A (a)	30,100	513,205
Regional Management Corp. (a)	10,100	196,243
Stifel Financial Corp. (a)	6,200	311,178

		8,806,106

Insurance — 5.1%
Ambac Financial Group, Inc. (a)	55,100	1,039,186
Argo Group International Holdings Ltd.	29,827	2,022,271
Assured Guaranty Ltd.	19,800	734,778
CNO Financial Group, Inc.	99,350	2,036,675
Employers Holdings, Inc.	12,430	471,718
Essent Group Ltd. (a)	11,800	426,806
Kinsale Capital Group, Inc.	8,735	279,869
Maiden Holdings Ltd.	27,995	391,930
MGIC Investment Corp. (a)	57,300	580,449
ProAssurance Corp.	16,600	1,000,150
Radian Group, Inc.	188,960	3,393,722
Safety Insurance Group, Inc.	4,500	315,450
State Auto Financial Corp.	14,100	387,045
Validus Holdings Ltd.	20,270	1,143,025

		14,223,074

Investment Companies — 0.1%
Acacia Research Corp. (a)	64,400	370,300

Private Equity — 0.1%
Safeguard Scientifics, Inc. (a)	14,200	180,340

Real Estate Investment Trusts (REITS) — 11.4%
Acadia Realty Trust	19,000	571,140
AG Mortgage Investment Trust, Inc.	18,800	339,340
American Assets Trust, Inc.	13,500	564,840
American Campus Communities, Inc.	8,000	380,720

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Anworth Mortgage Asset Corp.	132,000	$732,600
Ares Commercial Real Estate Corp.	9,700	129,786
ARMOUR Residential REIT, Inc. (b)	49,800	1,130,958
Cedar Realty Trust, Inc.	131,300	659,126
Chimera Investment Corp.	24,700	498,446
Colony Starwood Homes	71,142	2,415,271
CoreCivic, Inc.	18,300	574,986
CYS Investments, Inc.	18,300	145,485
Douglas Emmett, Inc.	12,000	460,800
EastGroup Properties, Inc.	18,200	1,338,246
Equity LifeStyle Properties, Inc.	10,800	832,248
First Potomac Realty Trust	51,210	526,439
Getty Realty Corp.	9,700	245,119
Healthcare Realty Trust, Inc.	81,560	2,650,700
Invesco Mortgage Capital, Inc.	154,095	2,376,145
Kilroy Realty Corp.	7,300	526,184
Kite Realty Group Trust	85,345	1,834,918
Lexington Realty Trust	80,860	806,983
Mack-Cali Realty Corp.	35,300	950,982
MFA Financial, Inc.	32,200	260,176
MTGE Investment Corp.	18,100	303,175
New Residential Investment Corp.	123,375	2,094,907
Piedmont Office Realty Trust, Inc. Class A	27,500	587,950
Potlatch Corp.	13,100	598,670
PS Business Parks, Inc.	15,400	1,767,304
Retail Opportunity Investments Corp.	16,000	336,480
RLJ Lodging Trust	36,000	846,360
Saul Centers, Inc.	9,300	573,066
Summit Hotel Properties, Inc.	85,700	1,369,486
Sunstone Hotel Investors, Inc.	17,100	262,143
Washington Real Estate Investment Trust	47,475	1,485,018
Weingarten Realty Investors	12,500	417,375

		31,593,572

Savings & Loans — 2.8%
Beneficial Bancorp, Inc.	35,372	565,952
Charter Financial Corp.	23,900	470,113
Dime Community Bancshares, Inc.	35,000	710,500
First Defiance Financial Corp.	7,800	386,178
Flagstar Bancorp, Inc. (a)	53,755	1,515,353
Hingham Institution for Savings	1,350	238,748
Meridian Bancorp, Inc.	15,700	287,310
Meta Financial Group, Inc.	2,400	212,400
Oritani Financial Corp.	3,300	56,100
United Financial Bancorp, Inc.	35,600	605,556
Washington Federal, Inc.	5,000	165,500
WSFS Financial Corp.	56,040	2,575,038

		7,788,748

		106,863,453

	Number of Shares	Value
Government — 0.2%
Multi-National — 0.2%
Banco Latinoamericano de Comercio Exterior SA	25,200	$699,048

Industrial — 15.6%
Aerospace & Defense — 1.2%
Curtiss-Wright Corp.	10,615	968,725
Ducommun, Inc. (a)	12,300	354,117
Kaman Corp. (b)	7,200	346,536
KLX, Inc. (a)	29,255	1,307,698
Triumph Group, Inc.	14,000	360,500

		3,337,576

Building Materials — 0.5%
Gibraltar Industries, Inc. (a)	1,100	45,320
Summit Materials, Inc. Class A (a)	31,783	785,358
Universal Forest Products, Inc.	5,400	532,116

		1,362,794

Electrical Components & Equipment — 2.4%
Advanced Energy Industries, Inc. (a)	9,400	644,464
Belden, Inc.	16,000	1,107,040
Energizer Holdings, Inc.	24,390	1,359,742
General Cable Corp.	54,800	983,660
Littelfuse, Inc.	7,750	1,239,303
SPX Corp. (a)	49,900	1,210,075

		6,544,284

Electronics — 4.0%
Badger Meter, Inc.	11,000	404,250
Bel Fuse, Inc. Class B	6,900	176,295
Benchmark Electronics, Inc. (a)	60,215	1,914,837
Brady Corp. Class A	11,600	448,340
Control4 Corp. (a)	16,800	265,272
CyberOptics Corp. (a)	5,600	145,320
ESCO Technologies, Inc.	14,600	848,260
II-VI, Inc. (a)	17,630	635,561
Itron, Inc. (a)	1,700	103,190
Kemet Corp. (a)	59,300	711,600
Knowles Corp. (a) (b)	37,800	716,310
Methode Electronics, Inc.	11,300	515,280
Rogers Corp. (a)	14,570	1,251,126
Sanmina Corp. (a)	9,000	365,400
Stoneridge, Inc. (a)	29,100	527,874
SYNNEX Corp.	6,000	671,640
TTM Technologies, Inc. (a)	95,800	1,545,254

		11,245,809

Engineering & Construction — 0.3%
Aegion Corp. (a)	26,100	597,951
The Goldfield Corp. (a)	35,900	206,425
Sterling Construction Co., Inc. (a)	6,200	57,350

		861,726

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.2%
CECO Environmental Corp.	16,800	$176,568
MSA Safety, Inc.	4,800	339,312

		515,880

Hand & Machine Tools — 0.4%
Hardinge, Inc.	3,100	34,844
Kennametal, Inc.	25,885	1,015,469

		1,050,313

Machinery – Diversified — 0.9%
Applied Industrial Technologies, Inc.	8,600	531,910
Kadant, Inc.	1,200	71,220
SPX FLOW, Inc. (a)	19,330	670,944
Welbilt, Inc. (a)	62,625	1,229,329

		2,503,403

Metal Fabricate & Hardware — 0.6%
CIRCOR International, Inc.	8,800	523,072
Global Brass & Copper Holdings, Inc.	800	27,520
Olympic Steel, Inc.	12,800	237,568
RBC Bearings, Inc. (a)	4,900	475,741
Sun Hydraulics Corp.	9,700	350,267

		1,614,168

Miscellaneous – Manufacturing — 1.7%
Actuant Corp. Class A	29,330	772,845
Barnes Group, Inc.	27,835	1,429,049
Colfax Corp. (a)	9,900	388,674
Harsco Corp. (a)	42,700	544,425
Hillenbrand, Inc.	8,350	299,348
Myers Industries, Inc.	39,300	622,905
Trinseo SA	10,100	677,710

		4,734,956

Packaging & Containers — 0.7%
Graphic Packaging Holding Co.	53,150	684,041
Owens-Illinois, Inc. (a)	63,135	1,286,691

		1,970,732

Transportation — 2.3%
Genesee & Wyoming, Inc. Class A (a)	8,400	570,024
Golar LNG Ltd.	43,875	1,225,429
Kirby Corp. (a)	5,700	402,135
Landstar System, Inc.	15,700	1,344,705
Navios Maritime Acquisition Corp.	127,900	219,988
Overseas Shipholding Group, Inc. Class A	87,900	339,294
Universal Logistics Holdings, Inc.	17,300	248,255
Werner Enterprises, Inc.	58,350	1,528,770
XPO Logistics, Inc. (a)	9,700	464,533

		6,343,133

	Number of Shares	Value
Trucking & Leasing — 0.4%
The Greenbrier Cos., Inc. (b)	21,695	$935,054
Willis Lease Finance Corp. (a)	4,900	109,515

		1,044,569

		43,129,343

Technology — 3.0%
Computers — 0.9%
CSRA, Inc.	16,100	471,569
DMC Global, Inc.	4,800	59,520
Insight Enterprises, Inc. (a)	30,865	1,268,243
NCI, Inc. Class A (a)	5,500	82,775
NCR Corp. (a)	13,800	630,384

		2,512,491

Semiconductors — 1.4%
Alpha & Omega Semiconductor Ltd. (a)	29,300	503,667
Brooks Automation, Inc.	20,700	463,680
Cabot Microelectronics Corp.	7,300	559,253
MaxLinear, Inc. Class A (a)	29,515	827,896
MKS Instruments, Inc.	15,255	1,048,781
Rudolph Technologies, Inc. (a)	21,500	481,600

		3,884,877

Software — 0.7%
BroadSoft, Inc. (a)	19,485	783,297
Callidus Software, Inc. (a)	20,000	427,000
Digi International, Inc. (a)	11,300	134,470
Progress Software Corp.	16,250	472,062

		1,816,829

		8,214,197

Utilities — 4.8%
Electric — 2.8%
Atlantica Yield PLC	8,400	176,064
El Paso Electric Co.	15,200	767,600
NorthWestern Corp.	12,200	716,140
NRG Energy, Inc.	26,100	488,070
Ormat Technologies, Inc.	25,500	1,455,540
PNM Resources, Inc.	27,600	1,021,200
Portland General Electric Co.	68,855	3,058,539

		7,683,153

Gas — 1.7%
Atmos Energy Corp.	5,900	466,041
Chesapeake Utilities Corp.	11,000	761,200
ONE Gas, Inc.	14,300	966,680
Spire, Inc.	37,745	2,547,788

		4,741,709

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.3%
California Water Service Group	6,400	$229,440
SJW Group	12,300	593,106

		822,546

		13,247,408

TOTAL COMMON STOCK (Cost $228,023,495)		276,839,361

TOTAL EQUITIES (Cost $228,023,495)		276,839,361

MUTUAL FUNDS — 6.1%
Diversified Financial Services — 6.1%
State Street Navigator Securities Lending Prime Portfolio (d)	16,815,955	16,815,955
T. Rowe Price Reserve Investment Fund	1,008	1,008

TOTAL MUTUAL FUNDS (Cost $16,816,963)		16,816,963

TOTAL LONG-TERM INVESTMENTS (Cost $244,840,458)		293,656,324

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (e)	$4,241,598	4,241,598

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (f) 0.000% 9/14/17	215,000	214,161

TOTAL SHORT-TERM INVESTMENTS (Cost $4,455,710)		4,455,759

TOTAL INVESTMENTS — 107.7% (Cost $249,296,168) (g)		298,112,083

Other Assets/(Liabilities) — (7.7)%		(21,255,897)

NET ASSETS — 100.0%		$276,856,186

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $16,387,103 or 5.92% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $4,241,616. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.125%, maturity dates ranging from 8/31/21 – 9/30/21, and an aggregate market value, including accrued interest, of $4,335,444.
(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Basic Materials — 5.3%
Chemicals — 3.3%
Ashland Global Holdings, Inc.	13,851	$1,714,892
Cabot Corp.	13,845	829,454
The Chemours Co.	40,774	1,569,799
Minerals Technologies, Inc.	7,800	597,480
NewMarket Corp.	2,058	932,747
Olin Corp.	36,822	1,210,339
PolyOne Corp.	18,292	623,574
RPM International, Inc.	29,737	1,636,427
Sensient Technologies Corp.	9,876	782,772
The Valspar Corp.	16,273	1,805,327
Versum Materials, Inc. (a)	24,193	740,306

		12,443,117

Forest Products & Paper — 0.1%
Domtar Corp.	13,934	508,870

Iron & Steel — 1.5%
Allegheny Technologies, Inc. (b)	24,214	434,883
Carpenter Technology Corp.	10,401	387,957
Commercial Metals Co.	25,728	492,177
Reliance Steel & Aluminum Co.	16,220	1,297,924
Steel Dynamics, Inc.	53,952	1,875,372
United States Steel Corp.	38,801	1,311,862

		5,800,175

Mining — 0.4%
Compass Minerals International, Inc. (b)	7,524	510,504
Royal Gold, Inc.	14,545	1,018,877

		1,529,381

		20,281,543

Communications — 2.9%
Internet — 0.1%
WebMD Health Corp. (a)	8,400	442,512

Media — 1.2%
AMC Networks, Inc. Class A (a)	12,524	734,908
Cable One, Inc.	1,044	651,947
FactSet Research Systems, Inc.	8,808	1,452,527
John Wiley & Sons, Inc. Class A	10,006	538,323
Meredith Corp.	8,144	526,103
The New York Times Co. Class A	27,136	390,758
Time, Inc.	22,083	427,306

		4,721,872

Telecommunications — 1.6%
ARRIS International PLC (a)	42,349	1,120,131
Ciena Corp. (a)	31,444	742,393
Frontier Communications Corp. (b)	261,152	558,865

	Number of Shares	Value
InterDigital, Inc.	7,637	$659,073
LogMeIn, Inc.	11,704	1,141,140
Plantronics, Inc.	7,387	399,711
Telephone & Data Systems, Inc.	20,853	552,813
ViaSat, Inc. (a)	11,795	752,757

		5,926,883

		11,091,267

Consumer, Cyclical — 11.4%
Airlines — 0.4%
JetBlue Airways Corp. (a)	75,032	1,546,409

Apparel — 0.6%
Carter’s, Inc.	10,820	971,636
Deckers Outdoor Corp. (a)	7,110	424,680
Skechers U.S.A., Inc. Class A (a)	29,780	817,461

		2,213,777

Auto Parts & Equipment — 0.3%
Cooper Tire & Rubber Co.	11,725	520,004
Dana, Inc.	32,061	619,098

		1,139,102

Distribution & Wholesale — 0.5%
Pool Corp.	9,162	1,093,301
Watsco, Inc.	6,759	967,754

		2,061,055

Entertainment — 0.5%
Churchill Downs, Inc.	2,743	435,726
Cinemark Holdings, Inc.	23,542	1,043,852
International Speedway Corp. Class A	5,637	208,287

		1,687,865

Home Builders — 1.4%
CalAtlantic Group, Inc. (b)	16,055	601,260
KB Home	18,514	368,058
NVR, Inc. (a)	767	1,615,977
Thor Industries, Inc.	10,653	1,024,073
Toll Brothers, Inc. (a)	32,913	1,188,488
TRI Pointe Group, Inc. (a)	35,316	442,863

		5,240,719

Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a) (b)	10,420	484,113

Housewares — 0.8%
The Scotts Miracle-Gro Co.	9,858	920,639
The Toro Co.	24,089	1,504,599
Tupperware Brands Corp.	11,280	707,481

		3,132,719

Leisure Time — 0.6%
Brunswick Corp.	19,930	1,219,716

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Polaris Industries, Inc. (b)	13,031	$1,091,998

		2,311,714

Office Furnishings — 0.2%
Herman Miller, Inc.	13,337	420,783
HNI Corp.	9,792	451,313

		872,096

Retail — 6.0%
American Eagle Outfitters, Inc. (b)	38,061	533,996
Big Lots, Inc. (b)	9,920	482,906
Brinker International, Inc. (b)	10,881	478,329
Buffalo Wild Wings, Inc. (a)	3,871	591,295
Cabela’s, Inc. (a)	11,440	607,578
Casey’s General Stores, Inc.	8,722	979,044
The Cheesecake Factory, Inc.	9,881	626,060
Chico’s FAS, Inc.	28,764	408,449
Copart, Inc. (a)	22,755	1,409,217
Cracker Barrel Old Country Store, Inc. (b)	5,352	852,306
CST Brands, Inc.	16,850	810,317
Dick’s Sporting Goods, Inc.	19,576	952,568
Dillard’s, Inc. Class A (b)	5,626	293,902
Domino’s Pizza, Inc.	10,697	1,971,457
Dunkin’ Brands Group, Inc.	20,467	1,119,136
GameStop Corp. Class A (b)	22,680	511,434
HSN, Inc.	7,112	263,855
Jack in the Box, Inc.	7,044	716,516
JC Penney Co., Inc. (a) (b)	68,634	422,785
Kate Spade & Co. (a)	28,560	663,449
The Michaels Cos., Inc. (a)	23,549	527,262
MSC Industrial Direct Co., Inc. Class A	9,984	1,025,956
Nu Skin Enterprises, Inc. Class A	11,001	610,996
Office Depot, Inc.	114,610	534,656
Panera Bread Co. Class A (a) (b)	4,751	1,244,144
Papa John’s International, Inc.	5,892	471,596
Sally Beauty Holdings, Inc. (a)	31,960	653,262
Texas Roadhouse, Inc.	14,329	638,070
Urban Outfitters, Inc. (a)	19,666	467,264
The Wendy’s Co.	42,878	583,570
Williams-Sonoma, Inc. (b)	17,992	964,731
World Fuel Services Corp.	15,569	564,376

		22,980,482

		43,670,051

Consumer, Non-cyclical — 15.2%
Beverages — 0.1%
The Boston Beer Co., Inc. Class A (a)	2,072	299,715

Biotechnology — 1.2%
Bio-Rad Laboratories, Inc. Class A (a)	4,629	922,745
Bioverativ, Inc. (a)	24,032	1,308,783

	Number of Shares	Value
Charles River Laboratories International, Inc. (a)	10,546	$948,612
United Therapeutics Corp. (a)	10,010	1,355,154

		4,535,294

Commercial Services — 3.8%
Aaron’s, Inc.	14,169	421,386
Avis Budget Group, Inc. (a)	19,144	566,279
CEB, Inc.	7,185	564,741
CoreLogic, Inc. (a)	18,782	764,803
Deluxe Corp.	10,799	779,364
DeVry Education Group, Inc.	12,740	451,633
FTI Consulting, Inc. (a)	9,171	377,570
Gartner, Inc. (a)	18,400	1,987,016
Graham Holdings Co. Class B	1,036	621,134
Live Nation Entertainment, Inc. (a)	29,438	894,032
ManpowerGroup, Inc.	15,059	1,544,602
MarketAxess Holdings, Inc.	8,377	1,570,604
PAREXEL International Corp. (a)	11,344	715,920
Rollins, Inc.	21,357	792,985
Service Corp. International	41,904	1,293,995
Sotheby’s (a)	10,260	466,625
WEX, Inc. (a)	8,562	886,167

		14,698,856

Cosmetics & Personal Care — 0.4%
Avon Products, Inc. (a)	97,507	429,031
Edgewell Personal Care Co. (a)	12,783	934,948

		1,363,979

Foods — 3.2%
Dean Foods Co.	20,205	397,230
Flowers Foods, Inc.	40,926	794,374
The Hain Celestial Group, Inc. (a)	23,030	856,716
Ingredion, Inc.	15,982	1,924,712
Lamb Weston Holdings, Inc.	30,890	1,299,234
Lancaster Colony Corp.	4,336	558,650
Post Holdings, Inc. (a)	14,310	1,252,411
Snyder’s-Lance, Inc.	19,083	769,236
Sprouts Farmers Market, Inc. (a) (b)	28,559	660,284
Tootsie Roll Industries, Inc. (b)	3,984	148,808
TreeHouse Foods, Inc. (a)	12,644	1,070,441
United Natural Foods, Inc. (a)	11,261	486,813
The WhiteWave Foods Co. (a)	39,454	2,215,342

		12,434,251

Health Care – Products — 3.9%
ABIOMED, Inc. (a)	9,014	1,128,553
Align Technology, Inc. (a)	16,799	1,927,013
Bio-Techne Corp.	8,306	844,305
Globus Medical, Inc. Class A (a)	16,013	474,305
Halyard Health, Inc. (a)	10,390	395,755
Hill-Rom Holdings, Inc.	13,240	934,744
LivaNova PLC (a)	9,653	473,094
Masimo Corp. (a)	9,990	931,667

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NuVasive, Inc. (a)	11,264	$841,196
ResMed, Inc.	31,536	2,269,646
STERIS PLC	18,908	1,313,350
Teleflex, Inc.	9,997	1,936,719
West Pharmaceutical Services, Inc.	16,309	1,330,977

		14,801,324

Health Care – Services — 1.3%
HealthSouth Corp.	19,825	848,708
LifePoint Health, Inc. (a)	8,892	582,426
MEDNAX, Inc. (a)	20,881	1,448,724
Molina Healthcare, Inc. (a)	9,475	432,060
Tenet Healthcare Corp. (a) (b)	17,776	314,813
WellCare Health Plans, Inc. (a)	9,863	1,382,891

		5,009,622

Household Products & Wares — 0.1%
Helen of Troy Ltd. (a)	6,008	565,954

Pharmaceuticals — 1.2%
Akorn, Inc. (a)	19,388	466,863
Catalent, Inc. (a)	27,771	786,475
Endo International PLC (a)	44,175	492,993
Owens & Minor, Inc.	13,588	470,145
Prestige Brands Holdings, Inc. (a)	11,785	654,775
VCA, Inc. (a)	18,085	1,654,777

		4,526,028

		58,235,023

Energy — 3.5%
Coal — 0.2%
CONSOL Energy, Inc.	39,331	659,974

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a) (b)	17,372	470,781

Oil & Gas — 2.6%
Diamond Offshore Drilling, Inc. (a) (b)	14,352	239,822
Energen Corp. (a)	21,609	1,176,394
Ensco PLC Class A	67,465	603,812
Gulfport Energy Corp. (a)	35,359	607,821
HollyFrontier Corp.	39,484	1,118,977
Murphy USA, Inc. (a)	7,722	566,949
Nabors Industries Ltd.	63,524	830,259
Noble Corp. PLC	54,470	337,169
Patterson-UTI Energy, Inc.	37,030	898,718
QEP Resources, Inc. (a)	53,342	677,977
Rowan Cos. PLC Class A (a)	27,938	435,274
SM Energy Co.	21,796	523,540
Western Refining, Inc.	17,665	619,511
WPX Energy, Inc. (a)	88,230	1,181,400

		9,817,623

Oil & Gas Services — 0.6%
Dril-Quip, Inc. (a) (b)	8,417	459,147
NOW, Inc. (a)	23,926	405,785

	Number of Shares	Value
Oceaneering International, Inc.	21,833	$591,238
Oil States International, Inc. (a)	11,437	379,137
Superior Energy Services, Inc. (a)	34,023	485,168

		2,320,475

		13,268,853

Financial — 23.7%
Banks — 7.3%
Associated Banc-Corp.	33,795	824,598
BancorpSouth, Inc.	18,989	574,417
Bank of Hawaii Corp.	9,493	781,843
Bank of the Ozarks, Inc.	20,296	1,055,595
Cathay General Bancorp	16,662	627,824
Chemical Financial Corp.	15,821	809,244
Commerce Bancshares, Inc.	19,455	1,092,593
Cullen/Frost Bankers, Inc.	12,632	1,123,869
East West Bancorp, Inc.	32,095	1,656,423
F.N.B. Corp.	71,341	1,060,841
First Horizon National Corp.	52,022	962,407
Fulton Financial Corp.	38,758	691,830
Hancock Holding Co.	18,758	854,427
International Bancshares Corp.	12,928	457,651
MB Financial, Inc.	15,843	678,397
PacWest Bancorp	26,686	1,421,296
PrivateBancorp, Inc.	17,816	1,057,736
Prosperity Bancshares, Inc.	15,467	1,078,205
Signature Bank (a)	11,951	1,773,409
SVB Financial Group (a)	11,645	2,167,018
Synovus Financial Corp.	27,226	1,116,811
TCF Financial Corp.	38,026	647,203
Texas Capital Bancshares, Inc. (a)	11,007	918,534
Trustmark Corp.	15,069	479,044
UMB Financial Corp.	9,758	734,875
Umpqua Holdings Corp.	49,053	870,200
Valley National Bancorp	58,736	693,085
Webster Financial Corp.	20,485	1,025,069
Wintrust Financial Corp.	11,662	806,077

		28,040,521

Diversified Financial Services — 1.7%
Eaton Vance Corp.	25,551	1,148,773
Federated Investors, Inc. Class B	20,602	542,657
Janus Capital Group, Inc.	32,003	422,440
Legg Mason, Inc.	19,308	697,212
SEI Investments Co.	29,766	1,501,397
SLM Corp. (a)	95,527	1,155,877
Stifel Financial Corp. (a)	15,171	761,432
Waddell & Reed Financial, Inc. Class A (b)	18,761	318,937

		6,548,725

Insurance — 4.7%
Alleghany Corp. (a)	3,437	2,112,586
American Financial Group, Inc.	16,272	1,552,674

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aspen Insurance Holdings Ltd.	13,320	$693,306
Brown & Brown, Inc.	25,554	1,066,113
CNO Financial Group, Inc.	38,691	793,165
Everest Re Group Ltd.	9,102	2,128,139
First American Financial Corp.	24,481	961,614
Genworth Financial, Inc. Class A (a)	110,960	457,155
The Hanover Insurance Group, Inc.	9,471	852,958
Kemper Corp.	10,848	432,835
Mercury General Corp.	8,124	495,483
Old Republic International Corp.	54,412	1,114,358
Primerica, Inc.	10,174	836,303
Reinsurance Group of America, Inc.	14,322	1,818,608
RenaissanceRe Holdings Ltd.	9,115	1,318,485
W.R. Berkley Corp.	21,588	1,524,760

		18,158,542

Real Estate — 0.4%
Alexander & Baldwin, Inc.	10,271	457,265
Jones Lang LaSalle, Inc.	10,073	1,122,636

		1,579,901

Real Estate Investment Trusts (REITS) — 9.0%
American Campus Communities, Inc.	29,673	1,412,138
Camden Property Trust	19,485	1,567,763
Care Capital Properties, Inc.	18,712	502,791
CoreCivic, Inc.	26,195	823,047
Corporate Office Properties Trust	21,967	727,108
Cousins Properties, Inc.	93,137	770,243
CyrusOne, Inc.	16,544	851,520
DCT Industrial Trust, Inc.	20,458	984,439
Douglas Emmett, Inc.	32,378	1,243,315
Duke Realty Corp.	79,155	2,079,402
Education Realty Trust, Inc.	16,286	665,283
EPR Properties	14,271	1,050,774
First Industrial Realty Trust, Inc.	26,108	695,256
The Geo Group, Inc.	18,236	845,603
Healthcare Realty Trust, Inc.	25,922	842,465
Highwoods Properties, Inc.	22,633	1,111,959
Hospitality Properties Trust	36,570	1,153,052
Kilroy Realty Corp.	21,767	1,568,965
Lamar Advertising Co. Class A	18,438	1,378,056
LaSalle Hotel Properties	25,169	728,643
Liberty Property Trust	32,724	1,261,510
Life Storage, Inc.	10,349	849,860
Mack-Cali Realty Corp.	20,001	538,827
Medical Properties Trust, Inc. (b)	71,447	920,952
National Retail Properties, Inc.	32,778	1,429,776
Omega Healthcare Investors, Inc.	43,799	1,444,929
Potlatch Corp.	9,027	412,534
Quality Care Properties, Inc. (a)	20,836	392,967
Rayonier, Inc.	27,372	775,723
Senior Housing Properties Trust	52,882	1,070,861
Tanger Factory Outlet Centers, Inc.	21,429	702,228
Taubman Centers, Inc.	13,472	889,422

	Number of Shares	Value
Uniti Group, Inc. (a)	31,213	$806,856
Urban Edge Properties	20,430	537,309
Washington Prime Group, Inc.	41,260	358,549
Weingarten Realty Investors	26,231	875,853

		34,269,978

Savings & Loans — 0.6%
New York Community Bancorp, Inc.	108,742	1,519,126
Washington Federal, Inc.	19,874	657,829

		2,176,955

		90,774,622

Industrial — 18.1%
Aerospace & Defense — 1.5%
BE Aerospace, Inc.	22,589	1,448,181
Curtiss-Wright Corp.	9,913	904,660
Esterline Technologies Corp. (a)	6,609	568,705
KLX, Inc. (a)	11,690	522,543
Orbital ATK, Inc.	12,811	1,255,478
Teledyne Technologies, Inc. (a)	7,840	991,446

		5,691,013

Building Materials — 1.0%
Cree, Inc. (a)	21,684	579,613
Eagle Materials, Inc.	10,777	1,046,878
Lennox International, Inc.	8,612	1,440,788
Louisiana-Pacific Corp. (a)	32,128	797,417

		3,864,696

Electrical Components & Equipment — 1.1%
Belden, Inc.	9,391	649,763
Energizer Holdings, Inc.	13,788	768,681
EnerSys	9,668	763,192
Hubbell, Inc.	11,479	1,378,054
Littelfuse, Inc.	5,039	805,787

		4,365,477

Electronics — 3.6%
Arrow Electronics, Inc. (a)	19,798	1,453,371
Avnet, Inc.	28,695	1,313,083
Coherent, Inc. (a)	5,466	1,124,028
Gentex Corp.	63,959	1,364,245
Jabil Circuit, Inc.	40,569	1,173,255
Keysight Technologies, Inc. (a)	40,734	1,472,127
Knowles Corp. (a) (b)	19,745	374,168
National Instruments Corp.	23,645	769,881
SYNNEX Corp.	6,488	726,267
Tech Data Corp. (a)	7,699	722,936
Trimble, Inc. (a)	56,164	1,797,810
Vishay Intertechnology, Inc. (b)	29,819	490,523
Woodward, Inc.	12,310	836,095

		13,617,789

Engineering & Construction — 1.0%
AECOM (a)	34,577	1,230,596
Dycom Industries, Inc. (a) (b)	6,995	650,185

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
EMCOR Group, Inc.	13,282	$836,102
Granite Construction, Inc.	8,821	442,726
KBR, Inc.	31,808	478,074

		3,637,683

Environmental Controls — 0.3%
Clean Harbors, Inc. (a)	11,604	645,415
MSA Safety, Inc.	6,977	493,204

		1,138,619

Hand & Machine Tools — 0.7%
Kennametal, Inc.	17,853	700,373
Lincoln Electric Holdings, Inc.	13,749	1,194,238
Regal Beloit Corp.	9,971	754,306

		2,648,917

Machinery – Construction & Mining — 0.7%
Joy Global, Inc.	22,178	626,529
Oshkosh Corp.	16,610	1,139,280
Terex Corp.	23,576	740,286

		2,506,095

Machinery – Diversified — 2.4%
AGCO Corp.	14,857	894,094
Cognex Corp.	19,157	1,608,230
Graco, Inc.	12,467	1,173,644
IDEX Corp.	16,975	1,587,332
Nordson Corp.	11,914	1,463,516
Wabtec Corp. (b)	19,192	1,496,976
Zebra Technologies Corp. Class A (a)	11,772	1,074,195

		9,297,987

Metal Fabricate & Hardware — 0.5%
The Timken Co.	15,541	702,453
Valmont Industries, Inc.	5,014	779,677
Worthington Industries, Inc.	9,781	441,025

		1,923,155

Miscellaneous – Manufacturing — 2.1%
A.O. Smith Corp.	32,787	1,677,383
AptarGroup, Inc.	13,876	1,068,313
Carlisle Cos., Inc.	14,374	1,529,537
Crane Co.	11,192	837,497
Donaldson Co., Inc.	29,399	1,338,242
ITT, Inc.	19,635	805,428
Trinity Industries, Inc.	33,881	899,541

		8,155,941

Packaging & Containers — 1.5%
Bemis Co., Inc.	20,581	1,005,588
Greif, Inc. Class A	5,747	316,602
Owens-Illinois, Inc. (a)	36,109	735,901
Packaging Corp. of America	20,972	1,921,455
Silgan Holdings, Inc.	8,334	494,706
Sonoco Products Co.	22,094	1,169,215

		5,643,467

	Number of Shares	Value
Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	10,248	$2,052,059

Transportation — 1.1%
Genesee & Wyoming, Inc. Class A (a)	13,647	926,085
Kirby Corp. (a)	11,990	845,895
Landstar System, Inc.	9,300	796,545
Old Dominion Freight Line, Inc.	15,421	1,319,575
Werner Enterprises, Inc.	9,964	261,057

		4,149,157

Trucking & Leasing — 0.1%
GATX Corp. (b)	8,771	534,680

		69,226,735

Technology — 11.2%
Computers — 3.4%
3D Systems Corp. (a) (b)	23,933	358,038
Brocade Communications Systems, Inc.	90,763	1,132,722
Computer Sciences Corp.	31,438	2,169,536
Convergys Corp.	21,029	444,763
Diebold Nixdorf, Inc. (b)	16,795	515,606
DST Systems, Inc.	7,023	860,317
Fortinet, Inc. (a)	33,176	1,272,300
Leidos Holdings, Inc.	31,798	1,626,150
MAXIMUS, Inc.	14,429	897,484
NCR Corp. (a)	27,739	1,267,118
NetScout Systems, Inc. (a)	20,434	775,470
NeuStar, Inc. Class A (a)	12,278	407,016
Science Applications International Corp.	9,769	726,814
VeriFone Systems, Inc. (a)	24,839	465,234

		12,918,568

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	41,496	544,013

Semiconductors — 2.1%
Cirrus Logic, Inc. (a)	14,299	867,807
Cypress Semiconductor Corp. (b)	72,996	1,004,425
Integrated Device Technology, Inc. (a)	29,702	703,047
IPG Photonics Corp. (a)	8,340	1,006,638
Microsemi Corp. (a)	25,670	1,322,775
Monolithic Power Systems, Inc.	8,433	776,679
Silicon Laboratories, Inc. (a)	9,326	685,927
Synaptics, Inc. (a)	7,871	389,693
Teradyne, Inc.	44,592	1,386,811

		8,143,802

Software — 5.6%
ACI Worldwide, Inc. (a)	26,111	558,514
Acxiom Corp. (a)	17,379	494,780
Allscripts Healthcare Solutions, Inc. (a)	40,186	509,559

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ANSYS, Inc. (a)	19,006	$2,031,171
Broadridge Financial Solutions, Inc.	26,331	1,789,191
Cadence Design Systems, Inc. (a)	62,060	1,948,684
CDK Global, Inc.	32,282	2,098,653
CommVault Systems, Inc. (a)	9,333	474,116
Fair Isaac Corp.	6,914	891,560
j2 Global, Inc.	10,723	899,767
Jack Henry & Associates, Inc.	17,282	1,608,954
Manhattan Associates, Inc. (a)	15,672	815,728
MSCI, Inc.	20,157	1,959,059
PTC, Inc. (a)	25,762	1,353,793
Take-Two Interactive Software, Inc. (a)	22,576	1,338,080
Tyler Technologies, Inc. (a)	7,461	1,153,172
The Ultimate Software Group, Inc. (a)	6,604	1,289,167

		21,213,948

		42,820,331

Utilities — 5.3%
Electric — 2.5%
Black Hills Corp. (b)	11,884	789,929
Great Plains Energy, Inc.	47,949	1,401,070
Hawaiian Electric Industries, Inc.	24,209	806,402
IDACORP, Inc.	11,219	930,728
MDU Resources Group, Inc.	43,479	1,190,020
NorthWestern Corp.	10,765	631,906
OGE Energy Corp.	44,458	1,555,141
PNM Resources, Inc.	17,733	656,121
Westar Energy, Inc.	31,622	1,716,126

		9,677,443

Gas — 2.5%
Atmos Energy Corp.	23,414	1,849,472
National Fuel Gas Co. (b)	18,997	1,132,601
New Jersey Resources Corp.	19,215	760,914
ONE Gas, Inc.	11,630	786,188
Southwest Gas Holdings, Inc.	10,585	877,602
UGI Corp.	38,498	1,901,801
Vectren Corp.	18,460	1,081,941
WGL Holdings, Inc.	11,402	941,007

		9,331,526

Water — 0.3%
Aqua America, Inc.	39,503	1,270,021

		20,278,990

TOTAL COMMON STOCK (Cost $328,462,686)		369,647,415

TOTAL EQUITIES (Cost $328,462,686)		369,647,415

	Number of Shares	Value
MUTUAL FUNDS — 4.9%
Diversified Financial Services — 4.9%
State Street Navigator Securities Lending Prime Portfolio (c)	18,581,847	$18,581,847

TOTAL MUTUAL FUNDS (Cost $18,581,847)		18,581,847

TOTAL LONG-TERM INVESTMENTS (Cost $347,044,533)		388,229,262

	Principal Amount

SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (d)	$11,523,122	11,523,122

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill (e) 0.000% 8/17/17	745,000	742,781

TOTAL SHORT-TERM INVESTMENTS (Cost $12,266,037)		12,265,903

TOTAL INVESTMENTS — 104.7% (Cost $359,310,570) (f)		400,495,165

Other Assets/(Liabilities) — (4.7)%		(17,850,954)

NET ASSETS — 100.0%		$382,644,211

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $18,101,390 or 4.73% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $11,523,170. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $11,757,624.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Basic Materials — 4.2%
Chemicals — 2.6%
A. Schulman, Inc.	4,771	$150,048
Aceto Corp.	4,713	74,513
AgroFresh Solutions, Inc. (a) (b)	3,300	14,421
American Vanguard Corp.	4,597	76,310
Balchem Corp.	5,223	430,480
Calgon Carbon Corp.	8,334	121,676
The Chemours Co.	30,433	1,171,671
Chemtura Corp. (a)	10,583	353,472
Codexis, Inc. (a)	6,083	29,198
CSW Industrials, Inc. (a)	2,343	85,988
Ferro Corp. (a)	13,927	211,551
GCP Applied Technologies, Inc. (a)	11,776	384,486
H.B. Fuller Co.	8,321	429,031
Hawkins, Inc.	1,571	76,979
Ingevity Corp. (a)	7,069	430,149
Innophos Holdings, Inc.	3,178	171,517
Innospec, Inc.	3,920	253,820
KMG Chemicals, Inc.	1,515	69,796
Koppers Holdings, Inc. (a)	3,365	142,508
Kraton Corp. (a)	4,911	151,848
Kronos Worldwide, Inc.	3,736	61,382
Landec Corp. (a)	4,582	54,984
Minerals Technologies, Inc.	5,758	441,063
Oil-Dri Corp. of America	858	31,978
Olin Corp.	27,504	904,056
OMNOVA Solutions, Inc. (a)	7,108	70,369
PolyOne Corp.	13,936	475,078
Quaker Chemical Corp.	2,141	281,884
Rayonier Advanced Materials, Inc. (b)	7,265	97,714
Sensient Technologies Corp.	7,388	585,573
Stepan Co.	3,258	256,763
Tronox Ltd. Class A	10,708	197,563
Univar, Inc. (a)	7,134	218,728
Valhi, Inc.	4,752	15,587

		8,522,184

Forest Products & Paper — 0.3%
Clearwater Paper Corp. (a)	2,786	156,016
Deltic Timber Corp.	1,762	137,647
Neenah Paper, Inc.	2,755	205,799
Orchids Paper Products Co. (b)	1,568	37,632
P.H. Glatfelter Co.	7,140	155,224
Schweitzer-Mauduit International, Inc.	5,053	209,295

		901,613

Iron & Steel — 0.6%
AK Steel Holding Corp. (a) (b)	51,771	372,234
Allegheny Technologies, Inc. (b)	18,039	323,980

	Number of Shares	Value
Carpenter Technology Corp.	7,682	$286,539
Cliffs Natural Resources, Inc. (a)	46,781	384,072
Commercial Metals Co.	19,096	365,307
Ryerson Holding Corp. (a)	1,954	24,620
Schnitzer Steel Industries, Inc. Class A	4,359	90,013

		1,846,765

Mining — 0.7%
Century Aluminum Co. (a)	8,288	105,175
Coeur Mining, Inc. (a) (b)	29,904	241,624
Fairmount Santrol Holdings, Inc. (a) (b)	15,104	110,712
Ferroglobe PLC	10,869	112,277
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	10,133	-
Gold Resource Corp. (b)	8,705	39,346
Hecla Mining Co. (b)	63,431	335,550
Kaiser Aluminum Corp.	2,958	236,344
Materion Corp.	3,309	111,017
Smart Sand, Inc. (a) (b)	1,887	30,664
Stillwater Mining Co. (a)	20,307	350,702
United States Lime & Minerals, Inc.	306	24,168
US Silica Holdings, Inc.	12,369	593,588

		2,291,167

		13,561,729

Communications — 6.1%
Advertising — 0.0%
Marchex, Inc. Class B (a)	4,800	13,056
MDC Partners, Inc. Class A	9,111	85,644

		98,700

Internet — 2.0%
1-800-Flowers.com, Inc. Class A (a)	4,313	43,993
8x8, Inc. (a)	14,718	224,450
Angie’s List, Inc. (a)	6,866	39,136
Autobytel, Inc. (a)	1,313	16,452
Bankrate, Inc. (a)	7,832	75,579
Blucora, Inc. (a)	6,591	114,024
Boingo Wireless, Inc. (a)	5,778	75,056
ChannelAdvisor Corp. (a)	3,663	40,842
Chegg, Inc. (a) (b)	13,443	113,459
Cogent Communications Holdings, Inc.	6,897	296,916
Corindus Vascular Robotics, Inc. (a) (b)	9,099	11,920
DHI Group, Inc. (a)	8,751	34,566
Endurance International Group Holdings, Inc. (a)	9,790	76,852
ePlus, Inc. (a)	1,046	141,262
Etsy, Inc. (a)	17,438	185,366
FTD Cos., Inc. (a)	2,932	59,051

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Global Eagle Entertainment, Inc. (a) (b)	7,313	$23,328
Global Sources Ltd. (a)	1,242	10,247
GrubHub, Inc. (a) (b)	13,416	441,252
HealthStream, Inc. (a)	4,320	104,674
Imperva, Inc. (a)	4,798	196,958
Lands’ End, Inc. (a) (b)	2,578	55,298
Limelight Networks, Inc. (a)	11,367	29,327
Liquidity Services, Inc. (a)	4,162	33,296
MeetMe, Inc. (a)	8,014	47,202
ModusLink Global Solutions, Inc. (a)	573	1,031
New Media Investment Group, Inc.	7,546	107,229
NIC, Inc.	10,537	212,847
Overstock.com, Inc. (a)	2,204	37,909
Perficient, Inc. (a)	5,911	102,615
Proofpoint, Inc. (a) (b)	6,777	503,938
Q2 Holdings, Inc. (a)	4,242	147,834
QuinStreet, Inc. (a)	6,619	25,814
Quotient Technology, Inc. (a)	10,655	101,755
Rapid7, Inc. (a)	3,383	50,677
RealNetworks, Inc. (a)	4,236	20,502
Reis, Inc.	1,371	24,541
RetailMeNot, Inc. (a)	6,521	52,820
Rightside Group Ltd. (a)	1,819	18,044
RingCentral, Inc. Class A (a)	9,748	275,868
The Rubicon Project, Inc. (a)	6,551	38,585
Shutterfly, Inc. (a)	5,735	276,943
Shutterstock, Inc. (a)	3,150	130,253
Stamps.com, Inc. (a) (b)	2,687	318,006
TechTarget, Inc. (a)	2,453	22,151
The Trade Desk, Inc. Class A (a)	1,525	56,806
TrueCar, Inc. (a) (b)	9,010	139,385
VASCO Data Security International, Inc. (a)	4,947	66,785
VirnetX Holding Corp. (a) (b)	7,479	17,202
Wayfair, Inc. Class A (a) (b)	5,269	213,342
Web.com Group, Inc. (a)	7,058	136,219
WebMD Health Corp. (a)	6,202	326,721
XO Group, Inc. (a)	4,123	70,957
Zendesk, Inc. (a)	13,480	377,979
Zix Corp. (a)	8,918	42,896

		6,408,160

Media — 1.4%
Central European Media Enterprises Ltd. Class A (a) (b)	12,990	40,269
Daily Journal Corp. (a) (b)	176	37,715
The E.W. Scripps Co. Class A (a)	9,929	232,736
Entercom Communications Corp. Class A	4,397	62,877
Entravision Communications Corp. Class A	10,673	66,173
Gannett Co., Inc.	19,767	165,647
Gray Television, Inc. (a)	10,647	154,382

	Number of Shares	Value
Hemisphere Media Group, Inc. (a)	801	$9,412
Houghton Mifflin Harcourt Co. (a)	20,727	210,379
Liberty Media Corp-Liberty Braves Class A (a)	1,549	37,083
Liberty Media Corp-Liberty Braves Class C (a)	5,246	124,068
Liberty Media Corp-Liberty Formula One Class A (a)	3,800	124,260
Liberty Media Corp-Liberty Formula One Class C (a) (b)	7,683	262,374
Meredith Corp.	6,228	402,329
MSG Networks, Inc. Class A (a)	9,903	231,235
The New York Times Co. Class A	20,669	297,634
Nexstar Media Group, Inc.	7,217	506,273
Radio One, Inc. Class D (a)	3,898	12,863
Saga Communications, Inc. Class A	564	28,792
Salem Media Group, Inc.	1,704	12,695
Scholastic Corp.	4,490	191,139
Sinclair Broadcast Group, Inc. Class A	12,212	494,586
Time, Inc.	17,070	330,304
TiVo Corp.	19,458	364,837
Townsquare Media, Inc. Class A (a)	1,327	16,163
tronc, Inc. (a) (b)	4,502	62,668
Value Line, Inc.	220	3,786
World Wrestling Entertainment, Inc. Class A	6,000	133,320

		4,615,999

Telecommunications — 2.7%
A10 Networks, Inc. (a)	7,421	67,902
Acacia Communications, Inc. (a) (b)	886	51,937
ADTRAN, Inc.	8,155	169,216
Aerohive Networks, Inc. (a)	3,760	15,830
ATN International, Inc.	1,747	123,024
Black Box Corp.	2,346	20,997
CalAmp Corp. (a)	5,816	97,651
Calix, Inc. (a)	7,032	50,982
Ciena Corp. (a)	22,807	538,473
Cincinnati Bell, Inc. (a)	6,986	123,652
Clearfield, Inc. (a)	1,935	31,831
Comtech Telecommunications Corp.	3,847	56,705
Consolidated Communications Holdings, Inc. (b)	8,290	194,152
DigitalGlobe, Inc. (a)	10,490	343,547
Extreme Networks, Inc. (a)	16,918	127,054
FairPoint Communications, Inc. (a)	3,551	58,947
Finisar Corp. (a)	17,852	488,074
General Communication, Inc. Class A (a)	4,469	92,955
Gigamon, Inc. (a)	5,436	193,250
Globalstar, Inc. (a) (b)	66,108	105,773
Gogo, Inc. (a) (b)	9,479	104,269
GTT Communications, Inc. (a)	4,404	107,237
Harmonic, Inc. (a)	12,867	76,559

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hawaiian Telcom Holdco, Inc. (a)	903	$20,688
HC2 Holdings, Inc. (a)	5,775	35,805
IDT Corp. Class B	3,047	38,758
Infinera Corp. (a) (b)	23,395	239,331
Intelsat SA (a) (b)	4,895	20,314
InterDigital, Inc.	5,754	496,570
Iridium Communications, Inc. (a) (b)	13,721	132,408
Ixia (a)	10,752	211,277
KVH Industries, Inc. (a)	2,703	22,705
LogMeIn, Inc.	8,644	842,790
Loral Space & Communications, Inc. (a)	2,093	82,464
Lumos Networks Corp. (a)	3,197	56,587
NeoPhotonics Corp. (a) (b)	5,238	47,194
NETGEAR, Inc. (a)	5,377	266,430
NII Holdings, Inc. (a) (b)	8,021	10,427
Numerex Corp. Class A (a)	2,225	10,613
Oclaro, Inc. (a)	18,578	182,436
ORBCOMM, Inc. (a)	10,905	104,143
Plantronics, Inc.	5,503	297,767
Preformed Line Products Co.	391	20,391
Quantenna Communications, Inc. (a) (b)	1,081	22,517
RigNet, Inc. (a)	2,126	45,603
Shenandoah Telecommunications Co.	7,723	216,630
ShoreTel, Inc. (a)	11,013	67,730
Silicom Ltd.	892	44,306
Sonus Networks, Inc. (a)	8,178	53,893
Spok Holdings, Inc.	3,453	65,607
Straight Path Communications, Inc. Class B (a) (b)	1,636	58,847
Telenav, Inc. (a)	5,478	47,385
Ubiquiti Networks, Inc. (a) (b)	4,305	216,369
ViaSat, Inc. (a)	8,595	548,533
Viavi Solutions, Inc. (a)	38,948	417,522
Vonage Holdings Corp. (a)	31,712	200,420
West Corp.	7,170	175,091
Windstream Holdings, Inc. (b)	30,244	164,830

		8,724,398

		19,847,257

Consumer, Cyclical — 10.9%
Airlines — 0.3%
Allegiant Travel Co.	2,193	351,428
Hawaiian Holdings, Inc. (a)	8,752	406,531
SkyWest, Inc.	8,337	285,542

		1,043,501

Apparel — 0.6%
Columbia Sportswear Co.	4,480	263,200
Crocs, Inc. (a)	11,938	84,402
Deckers Outdoor Corp. (a)	5,387	321,766
Delta Apparel, Inc. (a)	1,235	21,773
Iconix Brand Group, Inc. (a) (b)	7,306	54,941

	Number of Shares	Value
Oxford Industries, Inc.	2,509	$143,665
Perry Ellis International, Inc. (a)	1,990	42,745
Sequential Brands Group, Inc. (a) (b)	6,153	23,935
Steven Madden Ltd. (a)	10,225	394,174
Superior Uniform Group, Inc.	1,420	26,412
Unifi, Inc. (a)	2,554	72,508
Vince Holding Corp. (a) (b)	3,238	5,019
Weyco Group, Inc. (b)	1,128	31,674
Wolverine World Wide, Inc.	16,088	401,717

		1,887,931

Auto Manufacturers — 0.2%
Blue Bird Corp. (a) (b)	836	14,337
Navistar International Corp. (a) (b)	8,215	202,253
REV Group, Inc. (a)	2,101	57,925
Wabash National Corp. (b)	9,913	205,100
Workhorse Group, Inc. (a) (b)	1,635	4,300

		483,915

Auto Parts & Equipment — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	12,737	239,201
Cooper Tire & Rubber Co.	9,197	407,887
Cooper-Standard Holding, Inc. (a)	2,461	272,999
Dana, Inc.	24,772	478,347
Dorman Products, Inc. (a)	4,400	361,372
Douglas Dynamics, Inc.	3,698	113,344
Gentherm, Inc. (a)	6,053	237,580
Horizon Global Corp. (a)	3,513	48,760
Meritor, Inc. (a)	13,515	231,512
Metaldyne Performance Group, Inc.	2,462	56,257
Miller Industries, Inc.	1,865	49,143
Modine Manufacturing Co. (a)	7,984	97,405
Motorcar Parts of America, Inc. (a)	2,995	92,036
Spartan Motors, Inc.	5,755	46,040
Standard Motor Products, Inc.	3,565	175,184
Strattec Security Corp.	517	14,372
Superior Industries International, Inc.	4,214	106,825
Supreme Industries, Inc. Class A	2,249	45,565
Tenneco, Inc.	8,879	554,227
Titan International, Inc.	7,211	74,562
Tower International, Inc.	3,397	92,059
Unique Fabricating, Inc.	1,023	12,307

		3,806,984

Distribution & Wholesale — 0.7%
Anixter International, Inc. (a)	4,815	381,829
Beacon Roofing Supply, Inc. (a)	9,931	488,208
Core-Mark Holding Co., Inc.	7,579	236,389
Essendant, Inc.	6,245	94,612
Fossil Group, Inc. (a) (b)	6,892	120,265
G-III Apparel Group Ltd. (a) (b)	7,219	158,024
H&E Equipment Services, Inc.	5,276	129,368
ScanSource, Inc. (a)	4,125	161,906

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SiteOne Landscape Supply, Inc. (a)	1,947	$94,254
Systemax, Inc.	1,778	19,718
Titan Machinery, Inc. (a)	3,025	46,404
Triton International Ltd.	6,662	171,813
Veritiv Corp. (a)	1,360	70,448

		2,173,238

Entertainment — 0.9%
AMC Entertainment Holdings, Inc. Class A	8,911	280,251
Caesars Acquisition Co. Class A (a)	8,004	123,262
Churchill Downs, Inc.	2,232	354,553
Eldorado Resorts, Inc. (a) (b)	4,760	90,083
Empire Resorts, Inc. (a)	623	15,108
Eros International PLC (a) (b)	4,852	49,976
Golden Entertainment, Inc.	1,843	24,383
IMAX Corp. (a)	9,778	332,452
International Speedway Corp. Class A	4,329	159,956
Isle of Capri Casinos, Inc. (a)	4,214	111,081
Marriott Vacations Worldwide Corp.	3,715	371,240
National CineMedia, Inc.	10,215	129,015
Penn National Gaming, Inc. (a)	13,799	254,316
Pinnacle Entertainment, Inc. (a)	8,991	175,504
Reading International, Inc. Series A (a)	2,781	43,217
Red Rock Resorts, Inc. Class A	5,011	111,144
Scientific Games Corp. Class A (a)	8,604	203,485
SeaWorld Entertainment, Inc.	11,176	204,185
Speedway Motorsports, Inc.	1,948	36,700

		3,069,911

Food Services — 0.0%
AdvancePierre Foods Holdings, Inc.	3,637	113,365

Home Builders — 0.7%
AV Homes, Inc. (a) (b)	2,138	35,170
Beazer Homes USA, Inc. (a)	5,271	63,937
Cavco Industries, Inc. (a)	1,406	163,658
Century Communities, Inc. (a)	2,562	65,075
Green Brick Partners, Inc. (a) (b)	3,903	38,835
Hovnanian Enterprises, Inc. Class A (a)	20,304	46,090
Installed Building Products, Inc. (a)	3,330	175,658
KB Home	13,849	275,318
LGI Homes, Inc. (a) (b)	2,521	85,487
M.D.C. Holdings, Inc.	6,931	208,277
M/I Homes, Inc. (a)	4,006	98,147
Meritage Home Corp. (a)	6,349	233,643
The New Home Co., Inc. (a)	1,899	19,864
PICO Holdings, Inc. (a)	3,703	51,842
Taylor Morrison Home Corp. Class A (a)	6,650	141,778
TRI Pointe Group, Inc. (a)	24,736	310,189
UCP, Inc. Class A (a)	1,249	12,677
William Lyon Homes Class A (a) (b)	3,904	80,501
Winnebago Industries, Inc.	4,453	130,250

		2,236,396

	Number of Shares	Value
Home Furnishing — 0.4%
American Woodmark Corp. (a)	2,272	$208,570
Bassett Furniture Industries, Inc.	1,631	43,874
Daktronics, Inc.	6,163	58,240
Ethan Allen Interiors, Inc.	4,099	125,634
Flexsteel Industries, Inc.	1,097	55,289
Hooker Furniture Corp.	1,890	58,685
iRobot Corp. (a) (b)	4,459	294,918
La-Z-Boy, Inc.	8,185	220,995
Select Comfort Corp. (a) (b)	7,161	177,521
Universal Electronics, Inc. (a)	2,352	161,112

		1,404,838

Housewares — 0.1%
Libbey, Inc.	3,556	51,846
Lifetime Brands, Inc.	1,957	39,336
NACCO Industries, Inc. Class A	661	46,138

		137,320

Leisure Time — 0.5%
Acushnet Holdings Corp. (a) (b)	3,807	65,785
Callaway Golf Co.	15,664	173,400
Camping World Holdings, Inc. Class A	2,033	65,544
ClubCorp Holdings, Inc.	10,679	171,398
Escalade, Inc.	1,586	20,459
Fox Factory Holding Corp. (a)	3,778	108,429
Intrawest Resorts Holdings, Inc. (a)	2,685	67,152
Johnson Outdoors, Inc. Class A	776	28,324
LCI Industries	3,942	393,412
Liberty TripAdvisor Holdings, Inc. Class A (a)	12,065	170,116
Lindblad Expeditions Holdings, Inc. (a)	2,207	19,775
Malibu Boats, Inc. Class A (a)	3,040	68,248
Marine Products Corp.	1,792	19,479
MCBC Holdings, Inc.	1,209	19,550
Nautilus, Inc. (a)	4,982	90,922
Planet Fitness, Inc. Class A	4,361	84,036

		1,566,029

Lodging — 0.4%
Belmond Ltd. Class A (a)	14,053	170,041
Boyd Gaming Corp. (a)	13,688	301,273
Caesars Entertainment Corp. (a) (b)	9,311	88,920
Century Casinos, Inc. (a)	3,731	28,206
ILG, Inc.	18,689	391,721
La Quinta Holdings, Inc. (a)	14,174	191,633
The Marcus Corp.	3,135	100,634
Monarch Casino & Resort, Inc. (a)	1,817	53,674
Red Lion Hotels Corp. (a)	2,289	16,138

		1,342,240

Office Furnishings — 0.4%
CompX International, Inc.	299	4,590
Herman Miller, Inc.	9,944	313,733

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HNI Corp.	7,523	$346,735
Interface, Inc.	10,823	206,178
Kimball International, Inc. Class B	6,214	102,531
Knoll, Inc.	8,050	191,670
Steelcase, Inc. Class A	14,361	240,547

		1,405,984

Retail — 4.3%
Abercrombie & Fitch Co. Class A (b)	11,274	134,499
America’s Car-Mart, Inc. (a)	1,336	48,697
American Eagle Outfitters, Inc. (b)	27,662	388,098
Asbury Automotive Group, Inc. (a)	3,331	200,193
Ascena Retail Group, Inc. (a) (b)	28,425	121,090
At Home Group, Inc. (a)	1,508	22,861
Barnes & Noble Education, Inc. (a)	6,570	63,006
Barnes & Noble, Inc.	10,587	97,930
Big 5 Sporting Goods Corp. (b)	3,015	45,526
Big Lots, Inc. (b)	7,385	359,502
Biglari Holdings, Inc. (a)	169	73,005
BJ’s Restaurants, Inc. (a)	3,513	141,925
Bloomin’ Brands, Inc.	17,279	340,915
BMC Stock Holdings, Inc. (a)	9,075	205,095
Bob Evans Farms, Inc.	3,290	213,422
Bojangles’, Inc. (a)	1,712	35,096
Boot Barn Holdings, Inc. (a)	2,244	22,193
The Buckle, Inc. (b)	4,820	89,652
Buffalo Wild Wings, Inc. (a)	2,904	443,586
Build-A-Bear Workshop, Inc. (a)	2,314	20,479
Caleres, Inc.	7,168	189,379
Carrols Restaurant Group, Inc. (a)	5,624	79,580
The Cato Corp. Class A	4,287	94,143
The Cheesecake Factory, Inc.	7,532	477,228
Chico’s FAS, Inc.	21,636	307,231
The Children’s Place, Inc. (b)	3,108	373,115
Chuy’s Holdings, Inc. (a)	2,664	79,387
Citi Trends, Inc.	2,429	41,293
Conn’s, Inc. (a) (b)	3,400	29,750
The Container Store Group, Inc. (a) (b)	2,494	10,550
Cracker Barrel Old Country Store, Inc. (b)	3,184	507,052
Dave & Buster’s Entertainment, Inc. (a)	6,289	384,195
Del Frisco’s Restaurant Group, Inc. (a)	3,906	70,503
Del Taco Restaurants, Inc. (a) (b)	3,947	52,337
Denny’s Corp. (a)	11,597	143,455
Destination XL Group, Inc. (a)	5,610	15,989
DineEquity, Inc.	2,937	159,832
DSW, Inc. Class A	11,225	232,133
Duluth Holdings, Inc. Class B (a) (b)	1,515	32,254
El Pollo Loco Holdings, Inc. (a) (b)	3,201	38,252
Express, Inc. (a)	12,353	112,536
EZCORP, Inc. Class A (a)	8,207	66,887
Fiesta Restaurant Group, Inc. (a)	4,441	107,472

	Number of Shares	Value
The Finish Line, Inc. Class A	6,920	$98,472
FirstCash, Inc.	7,898	388,187
Five Below, Inc. (a)	8,888	384,939
Fogo De Chao, Inc. (a)	943	15,324
Foundation Building Materials, Inc. (a)	2,151	34,351
Francesca’s Holdings Corp. (a)	6,214	95,385
Fred’s, Inc. Class A (b)	5,797	75,941
Freshpet, Inc. (a)	3,813	41,943
Gaia, Inc. (a)	1,026	10,209
Genesco, Inc. (a)	3,432	190,304
GMS, Inc. (a)	1,195	41,873
GNC Holdings, Inc. Class A (b)	11,509	84,706
Group 1 Automotive, Inc.	3,452	255,724
Guess?, Inc.	10,161	113,295
The Habit Restaurants, Inc. Class A (a) (b)	2,268	40,144
Haverty Furniture Cos., Inc.	3,110	75,728
Hibbett Sports, Inc. (a) (b)	3,787	111,716
HSN, Inc.	5,243	194,515
J Alexander’s Holdings, Inc. (a)	2,152	21,628
Jack in the Box, Inc.	5,418	551,119
Jamba, Inc. (a) (b)	1,993	18,037
Kirkland’s, Inc. (a)	2,475	30,690
Kona Grill, Inc. (a) (b)	1,210	7,623
Lithia Motors, Inc. Class A	3,941	337,547
Luby’s, Inc. (a)	2,951	9,178
Lumber Liquidators Holdings, Inc. (a) (b)	4,313	90,530
MarineMax, Inc. (a)	4,054	87,769
Movado Group, Inc.	2,586	64,521
Nathan’s Famous, Inc. (a)	522	32,703
Noodles & Co. (a) (b)	2,103	12,092
Office Depot, Inc.	86,022	401,293
Ollie’s Bargain Outlet Holdings, Inc. (a)	3,394	113,699
Papa John’s International, Inc.	4,510	360,980
Party City Holdco, Inc. (a) (b)	4,507	63,323
PC Connection, Inc.	1,919	57,167
PetMed Express, Inc.	3,301	66,482
Pier 1 Imports, Inc.	13,258	94,927
Potbelly Corp. (a)	4,098	56,962
PriceSmart, Inc.	3,320	306,104
Red Robin Gourmet Burgers, Inc. (a) (b)	2,134	124,732
Regis Corp. (a)	6,046	70,859
RH (a) (b)	6,456	298,655
Ruby Tuesday, Inc. (a)	10,526	29,578
Rush Enterprises, Inc. Class A (a)	4,898	162,026
Rush Enterprises, Inc. Class B (a)	996	31,055
Ruth’s Hospitality Group, Inc.	5,167	103,598
Sears Holdings Corp. (a) (b)	1,691	19,430
Sears Hometown and Outlet Stores, Inc. (a)	2,124	8,284
Shake Shack, Inc. Class A (a) (b)	2,668	89,111
Shoe Carnival, Inc.	2,281	56,044

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sonic Automotive, Inc. Class A	4,716	$94,556
Sonic Corp. (b)	7,432	188,476
Sportsman’s Warehouse Holdings, Inc. (a) (b)	4,079	19,498
Stage Stores, Inc. (b)	3,864	10,008
Stein Mart, Inc. (b)	4,679	14,084
Tailored Brands, Inc. (b)	8,028	119,938
Texas Roadhouse, Inc.	10,996	489,652
Tile Shop Holdings, Inc. (b)	5,454	104,989
Tilly’s, Inc. Class A	1,879	16,949
Tuesday Morning Corp. (a) (b)	7,866	29,497
Vera Bradley, Inc. (a) (b)	3,150	29,327
Vitamin Shoppe, Inc. (a)	3,906	78,706
West Marine, Inc. (a)	3,267	31,167
Wingstop, Inc.	2,569	72,651
Winmark Corp.	390	44,070
Zoe’s Kitchen, Inc. (a) (b)	3,163	58,515
Zumiez, Inc. (a)	3,034	55,522

		14,159,430

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	7,395	225,548
Wesco Aircraft Holdings, Inc. (a)	9,256	105,518

		331,066

Textiles — 0.1%
Culp, Inc.	1,822	56,846
UniFirst Corp.	2,508	354,757

		411,603

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc. (a) (b)	2,314	12,727

		35,586,478

Consumer, Non-cyclical — 18.7%
Agriculture — 0.3%
Alico, Inc.	490	12,936
Alliance One International, Inc. (a)	1,254	16,114
The Andersons, Inc.	4,426	167,745
Limoneira Co.	1,855	38,788
Tejon Ranch Co. (a)	2,284	49,997
Turning Point Brands, Inc. (a)	924	14,414
Universal Corp.	4,099	290,004
Vector Group Ltd.	15,422	320,778

		910,776

Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	1,466	212,057
Coca-Cola Bottling Co. Consolidated (b)	782	161,107
Craft Brew Alliance, Inc. (a)	2,005	26,767
Farmer Brothers Co. (a)	1,282	45,319
MGP Ingredients, Inc.	2,103	114,046
National Beverage Corp. (b)	1,947	164,580
Primo Water Corp. (a)	3,709	50,368

		774,244

	Number of Shares	Value
Biotechnology — 3.6%
Acceleron Pharma, Inc. (a)	4,552	$120,491
Achillion Pharmaceuticals, Inc. (a)	19,125	80,516
Acorda Therapeutics, Inc. (a)	7,142	149,982
Aduro Biotech, Inc. (a)	6,198	66,629
Advaxis, Inc. (a) (b)	6,085	49,714
Adverum Biotechnologies, Inc. (a)	3,670	9,909
Aevi Genomic Medicine, Inc. (a) (b)	4,184	7,782
Agenus, Inc. (a) (b)	12,204	46,009
Alder Biopharmaceuticals, Inc. (a)	7,784	161,907
AMAG Pharmaceuticals, Inc. (a)	5,720	128,986
AnaptysBio, Inc. (a)	840	23,310
Anavex Life Sciences Corp. (a) (b)	5,721	32,839
ANI Pharmaceuticals, Inc. (a) (b)	1,311	64,908
Applied Genetic Technologies Corp. (a)	2,063	14,235
Aptevo Therapeutics, Inc. (a)	3,077	6,339
Aratana Therapeutics, Inc. (a) (b)	5,227	27,703
Ardelyx, Inc. (a)	5,103	64,553
Arena Pharmaceuticals, Inc. (a)	41,405	60,451
Argos Therapeutics, Inc. (a) (b)	2,231	1,008
Arrowhead Pharmaceuticals, Inc. (a) (b)	11,924	22,059
Asterias Biotherapeutics, Inc. (a)	352	151
Asterias Biotherapeutics, Inc. (a)	3,721	12,651
Atara Biotherapeutics, Inc. (a)	3,918	80,515
Athersys, Inc. (a) (b)	16,458	28,143
Audentes Therapeutics, Inc. (a)	860	14,654
Bellicum Pharmaceuticals, Inc. (a)	3,491	43,079
BioCryst Pharmaceuticals, Inc. (a) (b)	13,256	111,350
BioTime, Inc. (a)	12,105	41,762
Bluebird Bio, Inc. (a) (b)	6,757	614,211
Blueprint Medicines Corp. (a)	4,032	161,240
Cambrex Corp. (a)	5,294	291,435
Celldex Therapeutics, Inc. (a)	16,093	58,096
Cellular Biomedicine Group, Inc. (a) (b)	2,209	26,066
ChemoCentryx, Inc. (a)	3,557	25,895
ChromaDex Corp. (a)	4,572	12,299
Clearside Biomedical, Inc. (a) (b)	1,814	14,403
Corvus Pharmaceuticals, Inc. (a)	628	13,044
Curis, Inc. (a) (b)	18,845	52,389
Cytokinetics, Inc. (a)	5,470	70,290
CytomX Therapeutics, Inc. (a)	3,431	59,253
CytRx Corp. (a) (b)	12,657	5,622
Dermira, Inc. (a)	4,808	164,001
Dimension Therapeutics, Inc. (a)	1,791	3,134
Dynavax Technologies Corp. (a) (b)	7,484	44,530
Edge Therapeutics, Inc. (a)	2,759	25,135
Editas Medicine, Inc. (a) (b)	1,297	28,949
Eiger BioPharmaceuticals, Inc. (a)	654	7,488
Emergent BioSolutions, Inc. (a)	5,396	156,700
Endocyte, Inc. (a)	5,722	14,706
Enzo Biochem, Inc. (a)	6,567	54,966
Epizyme, Inc. (a)	6,720	115,248
Esperion Therapeutics, Inc. (a)	2,377	83,932

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Exact Sciences Corp. (a) (b)	17,556	$414,673
Exelixis, Inc. (a)	37,755	818,151
FibroGen, Inc. (a)	8,696	214,356
Five Prime Therapeutics, Inc. (a)	4,526	163,615
Flex Pharma, Inc. (a)	1,570	6,908
Fortress Biotech, Inc. (a) (b)	5,300	19,610
Foundation Medicine, Inc. (a) (b)	2,234	72,047
Galena Biopharma, Inc. (a) (b)	2,152	1,313
Geron Corp. (a) (b)	25,232	57,277
GlycoMimetics, Inc. (a) (b)	1,841	9,997
Halozyme Therapeutics, Inc. (a) (b)	18,151	235,237
Idera Pharmaceuticals, Inc. (a) (b)	16,812	41,526
ImmunoGen, Inc. (a) (b)	14,382	55,658
Immunomedics, Inc. (a) (b)	16,230	105,008
Infinity Pharmaceuticals, Inc. (a)	7,556	24,406
Innoviva, Inc. (a) (b)	13,428	185,709
Inovio Pharmaceuticals, Inc. (a) (b)	10,843	71,781
Insmed, Inc. (a)	10,283	180,055
Intellia Therapeutics, Inc. (a)	1,050	14,795
Karyopharm Therapeutics, Inc. (a)	4,452	57,164
Kite Pharma, Inc. (a) (b)	7,231	567,561
Lexicon Pharmaceuticals, Inc. (a) (b)	7,072	101,412
Ligand Pharmaceuticals, Inc. (a)	3,165	334,984
Lion Biotechnologies, Inc. (a)	9,158	68,227
Loxo Oncology, Inc. (a) (b)	2,690	113,195
MacroGenics, Inc. (a)	5,324	99,026
The Medicines Co. (a) (b)	11,185	546,947
Merrimack Pharmaceuticals, Inc. (a) (b)	20,827	64,147
Momenta Pharmaceuticals, Inc. (a)	10,709	142,965
Myriad Genetics, Inc. (a) (b)	11,280	216,576
NantKwest, Inc. (a) (b)	2,503	8,886
NeoGenomics, Inc. (a) (b)	8,649	68,241
NewLink Genetics Corp. (a)	3,590	86,519
Novavax, Inc. (a) (b)	45,516	58,260
Omeros Corp. (a) (b)	6,594	99,701
OncoMed Pharmaceuticals, Inc. (a)	3,382	31,148
Organovo Holdings, Inc. (a) (b)	15,423	49,045
Otonomy, Inc. (a)	3,949	48,375
OvaScience, Inc. (a) (b)	4,713	8,813
Pacific Biosciences of California, Inc. (a)	12,970	67,055
Paratek Pharmaceuticals, Inc. (a) (b)	3,277	63,082
PDL BioPharma, Inc.	27,801	63,108
Pfenex, Inc. (a)	3,290	19,115
PharmAthene, Inc.	10,656	8,647
Prothena Corp. PLC (a) (b)	5,768	321,797
PTC Therapeutics, Inc. (a)	5,660	55,694
Puma Biotechnology, Inc. (a) (b)	4,645	172,794
REGENXBIO, Inc. (a)	3,418	65,967
Retrophin, Inc. (a)	6,033	111,369
Rigel Pharmaceuticals, Inc. (a) (b)	19,919	65,932
RTI Surgical, Inc. (a)	9,942	39,768
Sage Therapeutics, Inc. (a)	5,005	355,705

	Number of Shares	Value
Sangamo Therapeutics, Inc. (a)	11,711	$60,897
Second Sight Medical Products, Inc. (a) (b)	2,964	3,586
Selecta Biosciences, Inc. (a)	764	10,940
Senseonics Holdings, Inc. (a)	4,008	7,174
Spark Therapeutics, Inc. (a) (b)	3,176	169,408
Spectrum Pharmaceuticals, Inc. (a)	12,869	83,649
Stemline Therapeutics, Inc. (a) (b)	3,384	28,933
Syndax Pharmaceuticals, Inc. (a) (b)	727	9,974
Synthetic Biologics, Inc. (a) (b)	11,406	7,194
Theravance Biopharma, Inc. (a)	6,662	245,295
Tobira Therapeutics, Inc. (a) (c)	1,376	10,678
Tokai Pharmaceuticals, Inc. (a) (b)	2,001	1,672
Trovagene, Inc. (a) (b)	4,212	4,844
Ultragenyx Pharmaceutical, Inc. (a)	6,397	433,589
Veracyte, Inc. (a)	2,737	25,126
Versartis, Inc. (a)	5,170	110,380
WaVe Life Sciences Ltd. (a)	1,175	32,313
XBiotech, Inc. (a) (b)	2,995	49,388
ZIOPHARM Oncology, Inc. (a) (b)	20,201	128,074

		11,871,128

Commercial Services — 4.4%
Aaron’s, Inc.	10,907	324,374
ABM Industries, Inc.	9,248	403,213
The Advisory Board Co. (a)	6,802	318,334
Alarm.com Holdings, Inc. (a) (b)	1,738	53,426
Albany Molecular Research, Inc. (a) (b)	4,292	60,217
American Public Education, Inc. (a)	2,608	59,723
AMN Healthcare Services, Inc. (a)	7,855	318,913
ARC Document Solutions, Inc. (a)	6,379	22,008
Ascent Capital Group, Inc. Class A (a)	1,626	22,975
B. Riley Financial, Inc.	1,592	23,880
Barrett Business Services, Inc.	1,152	62,922
Bridgepoint Education, Inc. (a)	3,100	33,077
Bright Horizons Family Solutions, Inc. (a)	7,288	528,307
The Brink’s Co.	7,480	399,806
CAI International, Inc. (a)	2,499	39,334
Cambium Learning Group, Inc. (a)	2,067	10,128
Capella Education Co.	1,876	159,507
Cardtronics PLC Class A (a)	7,483	349,830
Care.com, Inc. (a)	2,479	31,012
Career Education Corp. (a)	11,226	97,666
Carriage Services, Inc.	2,466	66,878
CBIZ, Inc. (a)	8,252	111,815
CEB, Inc.	5,337	419,488
Cimpress NV (a) (b)	4,168	359,240
Collectors Universe, Inc.	1,316	34,348
Corvel Corp. (a)	1,676	72,906
CPI Card Group, Inc. (b)	3,146	13,213

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CRA International, Inc.	1,331	$47,024
Cross Country Healthcare, Inc. (a)	5,317	76,352
Deluxe Corp.	8,115	585,660
DeVry Education Group, Inc.	10,377	367,865
Ennis, Inc.	4,304	73,168
EVERTEC, Inc.	10,654	169,399
Forrester Research, Inc.	1,640	65,190
Franklin Covey Co. (a)	1,725	34,845
FTI Consulting, Inc. (a)	6,897	283,949
Grand Canyon Education, Inc. (a)	7,458	534,067
Great Lakes Dredge & Dock Corp. (a)	10,277	41,108
Green Dot Corp. Class A (a)	7,121	237,557
The Hackett Group, Inc.	3,783	73,731
Healthcare Services Group, Inc.	11,669	502,817
HealthEquity, Inc. (a)	7,160	303,942
Heidrick & Struggles International, Inc.	3,051	80,394
HMS Holdings Corp. (a)	13,995	284,518
Huron Consulting Group, Inc. (a)	3,593	151,265
ICF International, Inc. (a)	2,966	122,496
INC Research Holdings, Inc. Class A (a)	6,878	315,356
Information Services Group, Inc. (a)	4,666	14,698
Insperity, Inc.	2,621	232,352
K12, Inc. (a)	5,580	106,857
Kelly Services, Inc. Class A	4,930	107,770
Kforce, Inc.	3,991	94,786
Korn/Ferry International	9,501	299,187
Landauer, Inc.	1,559	76,001
Laureate Education, Inc. Class A (a)	5,883	83,950
LendingTree, Inc. (a)	1,057	132,495
Liberty Tax, Inc.	1,059	15,091
Matthews International Corp. Class A	5,303	358,748
McGrath RentCorp	3,900	130,923
Medifast, Inc.	1,720	76,316
MoneyGram International, Inc. (a)	4,850	81,529
Monro Muffler Brake, Inc.	5,212	271,545
National Research Corp. Class A	1,506	29,668
Navigant Consulting, Inc. (a)	7,969	182,171
Neff Corp. Class A (a)	1,576	30,653
Nutrisystem, Inc.	4,851	269,231
On Assignment, Inc. (a)	8,444	409,787
PAREXEL International Corp. (a)	8,725	550,635
Patriot National, Inc. (a) (b)	1,769	4,989
Paylocity Holding Corp. (a)	3,576	138,141
PFSweb, Inc. (a)	2,213	14,451
Quad/Graphics, Inc.	4,820	121,657
Rent-A-Center, Inc. (b)	8,389	74,410
Resources Connection, Inc.	4,658	78,022
RPX Corp. (a)	8,077	96,924
ServiceSource International, Inc. (a)	10,622	41,213
Sotheby’s (a)	8,177	371,890
SP Plus Corp. (a)	2,817	95,074
Strayer Education, Inc.	1,748	140,697
Team, Inc. (a) (b)	4,755	128,623

	Number of Shares	Value
Textainer Group Holdings Ltd.	3,641	$55,707
Travelport Worldwide Ltd.	19,226	226,290
TriNet Group, Inc. (a)	6,977	201,635
TrueBlue, Inc. (a)	6,986	191,067
Vectrus, Inc. (a)	1,700	37,995
Viad Corp.	3,336	150,787
Weight Watchers International, Inc. (a)	4,606	71,715

		14,542,923

Cosmetics & Personal Care — 0.2%
Avon Products, Inc. (a)	73,164	321,921
elf Beauty, Inc. (a) (b)	1,546	44,525
Inter Parfums, Inc.	2,929	107,055
Revlon, Inc. Class A (a)	1,982	55,199

		528,700

Foods — 1.5%
Amplify Snack Brands, Inc. (a) (b)	5,092	42,773
B&G Foods, Inc. (b)	10,922	439,611
Cal-Maine Foods, Inc. (b)	5,137	189,042
Calavo Growers, Inc. (b)	2,569	155,681
The Chefs’ Warehouse, Inc. (a)	3,270	45,453
Dean Foods Co.	15,212	299,068
Fresh Del Monte Produce, Inc.	5,367	317,887
Ingles Markets, Inc. Class A	2,337	100,842
Inventure Foods, Inc. (a) (b)	3,010	13,304
J&J Snack Foods Corp.	2,485	336,867
John B Sanfilippo & Son, Inc. (b)	1,443	105,613
Lancaster Colony Corp.	3,118	401,723
Lifeway Foods, Inc. (a)	726	7,790
Performance Food Group Co. (a)	6,205	147,679
Sanderson Farms, Inc. (b)	3,322	344,956
Seaboard Corp.	44	183,456
Seneca Foods Corp. Class A (a)	1,097	39,602
Smart & Final Stores, Inc. (a) (b)	3,982	48,182
Snyder’s-Lance, Inc.	13,360	538,542
SpartanNash Co.	6,167	215,783
SUPERVALU, Inc. (a)	44,732	172,666
TerraVia Holdings, Inc. (a) (b)	12,182	8,826
Tootsie Roll Industries, Inc. (b)	2,962	110,640
United Natural Foods, Inc. (a)	8,231	355,826
Village Super Market, Inc. Class A	1,150	30,475
Weis Markets, Inc.	1,616	96,394

		4,748,681

Foods — 0.1%
Darling Ingredients, Inc. (a)	27,265	395,888

Health Care – Products — 3.4%
Abaxis, Inc.	3,601	174,649
Accelerate Diagnostics, Inc. (a) (b)	3,912	94,670
Accuray, Inc. (a)	13,311	63,227
Analogic Corp.	2,045	155,216
AngioDynamics, Inc. (a)	4,421	76,704

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AtriCure, Inc. (a) (b)	5,294	$101,380
Atrion Corp.	226	105,813
Avinger, Inc. (a)	2,760	5,244
AxoGen, Inc. (a)	4,317	45,113
BioTelemetry, Inc. (a)	4,436	128,422
Cantel Medical Corp.	5,951	476,675
Cardiovascular Systems, Inc. (a)	5,285	149,433
Cerus Corp. (a)	16,441	73,162
Chemed Corp.	2,677	489,061
ConforMIS, Inc. (a) (b)	5,572	29,086
CONMED Corp.	4,581	203,442
CryoLife, Inc. (a)	5,328	88,711
Cutera, Inc. (a)	2,036	42,145
Endologix, Inc. (a) (b)	13,670	98,971
Entellus Medical, Inc. (a)	1,411	19,472
Exactech, Inc. (a)	1,791	45,133
GenMark Diagnostics, Inc. (a)	7,146	91,612
Genomic Health, Inc. (a)	3,146	99,068
Glaukos Corp. (a)	2,805	143,897
Globus Medical, Inc. Class A (a)	11,627	344,392
Haemonetics Corp. (a)	8,494	344,602
Halyard Health, Inc. (a)	7,782	296,416
ICU Medical, Inc. (a)	2,442	372,893
Inogen, Inc. (a)	2,730	211,739
Insulet Corp. (a)	9,578	412,716
Integer Holdings Corp. (a)	5,049	202,970
Integra LifeSciences Holdings Corp. (a)	10,040	422,985
Intersect ENT, Inc. (a)	4,237	72,665
Invacare Corp.	5,163	61,440
InVivo Therapeutics Holdings Corp. (a) (b)	5,007	20,278
iRadimed Corp. (a) (b)	677	6,025
iRhythm Technologies, Inc. (a) (b)	1,143	42,977
IRIDEX Corp. (a)	1,406	16,689
K2M Group Holdings, Inc. (a)	4,200	86,142
LeMaitre Vascular, Inc.	2,292	56,452
Luminex Corp.	6,231	114,463
Masimo Corp. (a)	6,777	632,023
Meridian Bioscience, Inc.	6,997	96,559
Merit Medical Systems, Inc. (a)	7,193	207,878
MiMedx Group, Inc. (a) (b)	16,974	161,762
NanoString Technologies, Inc. (a)	2,580	51,265
Natus Medical, Inc. (a)	5,438	213,442
Nevro Corp. (a)	3,989	373,769
Novan, Inc. (a)	761	4,855
Novocure Ltd. (a)	8,512	68,947
NuVasive, Inc. (a)	8,225	614,243
NxStage Medical, Inc. (a)	10,569	283,566
Obalon Therapeutics, Inc. (a) (b)	770	8,231
OraSure Technologies, Inc. (a)	8,885	114,883
Orthofix International NV (a)	2,922	111,474
Oxford Immunotec Global PLC (a)	3,706	57,406
Penumbra, Inc. (a)	4,605	384,287

	Number of Shares	Value
Quidel Corp. (a)	4,526	$102,469
Repligen Corp. (a)	5,572	196,134
Rockwell Medical, Inc. (a) (b)	8,177	51,188
The Spectranetics Corp. (a)	7,078	206,147
STAAR Surgical Co. (a)	6,676	65,425
Surmodics, Inc. (a)	2,216	53,295
Tactile Systems Technology, Inc. (a) (b)	625	11,844
Tandem Diabetes Care, Inc. (a)	2,789	3,347
TransEnterix, Inc. (a)	10,989	13,297
Utah Medical Products, Inc.	576	35,885
ViewRay, Inc. (a) (b)	1,246	10,603
Wright Medical Group NV (a)	17,118	532,712
Zeltiq Aesthetics, Inc. (a)	5,885	327,265

		11,080,351

Health Care – Services — 1.2%
AAC Holdings, Inc. (a) (b)	1,487	12,684
Addus HomeCare Corp. (a)	1,182	37,824
Adeptus Health, Inc. Class A (a) (b)	2,145	3,861
Air Methods Corp. (a)	5,625	241,875
Almost Family, Inc. (a)	1,869	90,833
Amedisys, Inc. (a)	4,667	238,437
American Renal Associates Holdings, Inc. (a) (b)	1,525	25,742
Capital Senior Living Corp. (a)	4,619	64,943
Civitas Solutions, Inc. (a)	2,604	47,783
Community Health Systems, Inc. (a)	18,338	162,658
The Ensign Group, Inc.	7,923	148,952
Fulgent Genetics, Inc. (a) (b)	643	7,022
Genesis Healthcare, Inc. (a)	5,750	15,180
HealthSouth Corp.	14,728	630,506
Invitae Corp. (a)	4,501	49,781
Kindred Healthcare, Inc.	14,157	118,211
LHC Group, Inc. (a)	2,496	134,534
Magellan Health, Inc. (a)	3,875	267,569
Medpace Holdings, Inc. (a)	1,284	38,327
Molina Healthcare, Inc. (a)	7,187	327,727
Natera, Inc. (a)	4,112	36,474
National HealthCare Corp.	1,858	132,475
Nobilis Health Corp. (a) (b)	8,316	14,137
The Providence Service Corp. (a)	1,954	86,836
Quorum Health Corp. (a)	5,027	27,347
RadNet, Inc. (a)	6,494	38,315
Select Medical Holdings Corp. (a)	17,723	236,602
Surgery Partners, Inc. (a)	3,131	61,055
Teladoc, Inc. (a)	4,050	101,250
Tivity Health, Inc. (a)	5,281	153,677
Triple-S Management Corp. Class B (a)	3,789	66,573
U.S. Physical Therapy, Inc.	2,006	130,992
Universal American Corp. (a)	7,038	70,169

		3,820,351

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.4%
ACCO Brands Corp. (a)	17,720	$233,018
Central Garden & Pet Co. (a) (b)	1,709	63,353
Central Garden & Pet Co. Class A (a)	5,494	190,752
CSS Industries, Inc.	1,455	37,713
Helen of Troy Ltd. (a)	4,654	438,407
T2 Biosystems, Inc. (a) (b)	2,279	11,987
WD-40 Co.	2,337	254,616

		1,229,846

Pharmaceuticals — 3.4%
AcelRx Pharmaceuticals, Inc. (a) (b)	5,247	16,528
Aclaris Therapeutics, Inc. (a)	1,937	57,761
Adamas Pharmaceuticals, Inc. (a)	2,870	50,225
Aerie Pharmaceuticals, Inc. (a)	4,787	217,091
Agile Therapeutics, Inc. (a)	2,052	6,577
Aimmune Therapeutics, Inc. (a) (b)	4,411	95,851
Akebia Therapeutics, Inc. (a)	6,033	55,504
Amicus Therapeutics, Inc. (a) (b)	23,655	168,660
Amphastar Pharmaceuticals, Inc. (a) (b)	5,998	86,971
Ampio Pharmaceuticals, Inc. (a) (b)	8,314	6,651
Anika Therapeutics, Inc. (a)	2,368	102,866
Anthera Pharmaceuticals, Inc. (a) (b)	6,305	2,683
Array BioPharma, Inc. (a) (b)	27,795	248,487
Avexis, Inc. (a)	977	74,281
Axovant Sciences Ltd. (a)	4,189	62,584
Axsome Therapeutics, Inc. (a) (b)	1,722	6,716
Bio-Path Holdings, Inc. (a) (b)	14,025	11,600
BioScrip, Inc. (a) (b)	19,592	33,306
BioSpecifics Technologies Corp. (a)	858	47,018
Cara Therapeutics, Inc. (a) (b)	3,487	64,126
Catalent, Inc. (a)	16,568	469,206
Cempra, Inc. (a)	7,875	29,531
Chimerix, Inc. (a)	7,223	46,083
Cidara Therapeutics, Inc. (a)	2,167	16,903
Clovis Oncology, Inc. (a)	6,095	388,069
Coherus Biosciences, Inc. (a)	5,622	118,905
Collegium Pharmaceutical, Inc. (a) (b)	2,625	26,408
Concert Pharmaceuticals, Inc. (a)	2,941	50,174
Corcept Therapeutics, Inc. (a)	12,410	136,014
Depomed, Inc. (a)	10,270	128,889
Diplomat Pharmacy, Inc. (a)	7,617	121,491
Durect Corp. (a)	19,100	20,055
Eagle Pharmaceuticals, Inc. (a) (b)	1,473	122,171
Egalet Corp. (a) (b)	3,954	20,165
Enanta Pharmaceuticals, Inc. (a)	2,654	81,743
Flexion Therapeutics, Inc. (a)	4,441	119,507
Global Blood Therapeutics, Inc. (a)	3,330	122,711
Heron Therapeutics, Inc. (a) (b)	7,051	105,765
Heska Corp. (a)	1,022	107,290
Horizon Pharma PLC (a)	26,799	396,089
Ignyta, Inc. (a)	5,312	45,683

	Number of Shares	Value
Immune Design Corp. (a) (b)	2,139	$14,545
Impax Laboratories, Inc. (a)	12,048	152,407
Inotek Pharmaceuticals Corp. (a) (b)	2,622	5,244
Insys Therapeutics, Inc. (a) (b)	4,088	42,965
Intra-Cellular Therapies, Inc. (a) (b)	5,622	91,358
Ironwood Pharmaceuticals, Inc. (a) (b)	21,483	366,500
Jounce Therapeutics, Inc. (a)	1,070	23,529
Kadmon Holdings, Inc. (a) (b)	1,216	4,402
Keryx Biopharmaceuticals, Inc. (a) (b)	12,939	79,704
La Jolla Pharmaceutical Co. (a) (b)	2,311	68,983
Lannett Co., Inc. (a) (b)	4,670	104,375
Lifevantage Corp. (a)	2,068	11,105
Lipocine, Inc. (a) (b)	3,137	12,234
MannKind Corp. (a) (b)	11,555	17,101
MediciNova, Inc. (a) (b)	4,743	28,411
Minerva Neurosciences, Inc. (a)	3,489	28,261
Mirati Therapeutics, Inc. (a)	2,422	12,594
MyoKardia, Inc. (a)	2,069	27,207
Myovant Sciences Ltd. (a) (b)	1,694	19,888
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	1,452	15,086
Natural Health Trends Corp. (b)	1,290	37,281
Nature’s Sunshine Products, Inc.	1,386	13,860
Nektar Therapeutics (a)	23,627	554,526
Neogen Corp. (a)	6,047	396,381
Neos Therapeutics, Inc. (a) (b)	2,990	21,528
Nutraceutical International Corp.	1,416	44,108
Ocular Therapeutix, Inc. (a) (b)	3,457	32,081
Omega Protein Corp.	3,561	71,398
Omthera Pharmaceuticals, Inc. (a) (c)	428	-
Ophthotech Corp. (a)	4,877	17,850
Owens & Minor, Inc.	10,364	358,594
Pacira Pharmaceuticals, Inc. (a)	6,052	275,971
PharMerica Corp. (a)	4,922	115,175
Phibro Animal Health Corp. Class A	3,049	85,677
Portola Pharmaceuticals, Inc. (a)	8,174	320,339
PRA Health Sciences, Inc. (a)	4,026	262,616
Prestige Brands Holdings, Inc. (a)	8,853	491,873
Progenics Pharmaceuticals, Inc. (a) (b)	11,657	110,042
Protagonist Therapeutics, Inc. (a)	1,137	14,565
Proteostasis Therapeutics, Inc. (a)	1,238	9,681
Ra Pharmaceuticals, Inc. (a)	1,308	27,847
Radius Health, Inc. (a) (b)	5,243	202,642
Reata Pharmaceuticals, Inc. Class A (a) (b)	1,057	23,941
Regulus Therapeutics, Inc. (a) (b)	5,827	9,615
Revance Therapeutics, Inc. (a)	3,415	71,032
Sarepta Therapeutics, Inc. (a) (b)	8,329	246,538
SciClone Pharmaceuticals, Inc. (a)	8,163	79,997
Seres Therapeutics, Inc. (a)	2,838	31,984
Sorrento Therapeutics, Inc. (a) (b)	4,521	17,858
Sucampo Pharmaceuticals, Inc. Class A (a) (b)	4,047	44,517

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Supernus Pharmaceuticals, Inc. (a)	7,834	$245,204
Synergy Pharmaceuticals, Inc. (a) (b)	33,567	156,422
Synutra International, Inc. (a) (b)	3,342	19,885
Syros Pharmaceuticals, Inc. (a)	697	11,103
Teligent, Inc. (a) (b)	6,895	53,850
TESARO, Inc. (a) (b)	4,751	731,036
Tetraphase Pharmaceuticals, Inc. (a)	6,032	55,434
TG Therapeutics, Inc. (a) (b)	7,100	82,715
TherapeuticsMD, Inc. (a) (b)	24,917	179,402
Titan Pharmaceuticals, Inc. (a) (b)	2,756	9,095
Trevena, Inc. (a)	8,135	29,856
USANA Health Sciences, Inc. (a)	1,743	100,397
Vanda Pharmaceuticals, Inc. (a)	6,195	86,730
Vital Therapies, Inc. (a)	3,564	14,256
Voyager Therapeutics, Inc. (a)	2,112	27,963
vTv Therapeutics, Inc. Class A (a)	1,443	9,452
Xencor, Inc. (a)	5,946	142,228
Zafgen, Inc. (a)	3,494	16,282
Zogenix, Inc. (a) (b)	4,105	44,539

		11,219,603

		61,122,491

Diversified — 0.1%
Holding Company – Diversified — 0.1%
HRG Group, Inc. (a)	19,686	380,333
Wins Finance Holdings, Inc. (a) (b)	212	30,738

		411,071

Energy — 3.1%
Coal — 0.1%
Ramaco Resources, Inc. (a)	1,008	9,747
SunCoke Energy, Inc. (a)	10,782	96,607
Westmoreland Coal Co. (a)	3,116	45,244

		151,598

Energy – Alternate Sources — 0.3%
Clean Energy Fuels Corp. (a)	17,329	44,189
FuelCell Energy, Inc. (a) (b)	7,404	10,181
FutureFuel Corp.	4,195	59,485
Green Plains, Inc. (b)	6,017	148,921
Pacific Ethanol, Inc. (a)	4,565	31,270
Pattern Energy Group, Inc. (b)	11,014	221,712
Plug Power, Inc. (a) (b)	31,758	43,826
Renewable Energy Group, Inc. (a) (b)	6,485	67,768
REX American Resources Corp. (a)	921	83,341
Sunrun, Inc. (a) (b)	10,672	57,629
TerraForm Global, Inc. Class A	15,182	72,874
TerraForm Power, Inc. Class A (a) (b)	14,665	181,406
TPI Composites, Inc. (a)	900	17,109
Vivint Solar, Inc. (a) (b)	3,508	9,822

		1,049,533

	Number of Shares	Value
Oil & Gas — 1.7%
Abraxas Petroleum Corp. (a)	23,646	$47,765
Adams Resources & Energy, Inc.	322	12,027
Alon USA Energy, Inc.	5,290	64,485
Atwood Oceanics, Inc. (a) (b)	12,671	120,755
Bill Barrett Corp. (a) (b)	9,965	45,341
California Resources Corp. (a) (b)	5,197	78,163
Callon Petroleum Co. (a)	30,906	406,723
Carrizo Oil & Gas, Inc. (a)	10,279	294,596
Clayton Williams Energy, Inc. (a) (b)	978	129,174
Cobalt International Energy, Inc. (a)	66,693	35,574
Contango Oil & Gas Co. (a)	3,553	26,008
CVR Energy, Inc. (b)	2,696	54,136
Delek US Holdings, Inc.	10,237	248,452
Denbury Resources, Inc. (a) (b)	58,511	150,958
Earthstone Energy, Inc. (a) (b)	258	3,292
Eclipse Resources Corp. (a)	8,827	22,421
EP Energy Corp. Class A (a) (b)	6,545	31,089
Erin Energy Corp. (a) (b)	3,030	7,272
Evolution Petroleum Corp.	3,816	30,528
EXCO Resources, Inc. (a) (b)	21,007	13,022
Isramco, Inc. (a)	138	16,167
Jagged Peak Energy, Inc. (a)	5,311	69,255
Jones Energy, Inc. Class A (a) (b)	9,754	24,873
Matador Resources Co. (a) (b)	14,721	350,213
Northern Oil and Gas, Inc. (a) (b)	8,467	22,014
Oasis Petroleum, Inc. (a)	38,739	552,418
Panhandle Oil & Gas, Inc. Class A	2,620	50,304
Par Pacific Holdings, Inc. (a) (b)	5,036	83,044
Parker Drilling Co. (a)	20,301	35,527
PDC Energy, Inc. (a)	9,310	580,478
Ring Energy, Inc. (a)	6,968	75,394
RSP Permian, Inc. (a)	16,326	676,386
Sanchez Energy Corp. (a) (b)	11,309	107,888
Seadrill Ltd. (a) (b)	63,336	104,504
SRC Energy, Inc. (a) (b)	30,909	260,872
Trecora Resources (a)	3,428	38,051
Unit Corp. (a)	8,413	203,258
W&T Offshore, Inc. (a)	5,307	14,700
Western Refining, Inc.	13,404	470,078
WildHorse Resource Development Corp. (a)	3,327	41,388

		5,598,593

Oil & Gas Services — 0.9%
Archrock, Inc.	11,570	143,468
Bristow Group, Inc. (b)	5,493	83,549
CARBO Ceramics, Inc. (a) (b)	3,689	48,105
Dawson Geophysical Co. (a)	3,027	16,830
Era Group, Inc. (a)	3,280	43,493
Exterran Corp. (a)	5,275	165,899
Flotek Industries, Inc. (a) (b)	9,165	117,220
Forum Energy Technologies, Inc. (a)	10,505	217,453

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Geospace Technologies Corp. (a)	2,044	$33,174
Helix Energy Solutions Group, Inc. (a)	23,002	178,726
Independence Contract Drilling, Inc. (a)	5,231	28,823
Keane Group, Inc. (a)	5,172	73,960
Mammoth Energy Services, Inc. (a)	1,250	26,888
Matrix Service Co. (a)	4,358	71,907
McDermott International, Inc. (a) (b)	40,220	271,485
MRC Global, Inc. (a)	15,577	285,526
Natural Gas Services Group, Inc. (a)	2,081	54,210
Newpark Resources, Inc. (a)	13,958	113,060
NOW, Inc. (a)	17,788	301,684
Oil States International, Inc. (a)	8,519	282,405
PHI, Inc. (a)	1,833	21,959
Pioneer Energy Services Corp. (a)	12,811	51,244
SEACOR Holdings, Inc. (a)	2,654	183,630
Tesco Corp. (a)	7,725	62,186
TETRA Technologies, Inc. (a)	19,425	79,060
Thermon Group Holdings, Inc. (a)	5,348	111,452
Willbros Group, Inc. (a)	6,715	18,399

		3,085,795

Pipelines — 0.1%
SemGroup Corp. Class A	10,999	395,964

		10,281,483

Financial — 26.4%
Banks — 10.5%
1st Source Corp.	2,628	123,385
Access National Corp. (b)	1,293	38,816
ACNB Corp.	1,029	29,687
Allegiance Bancshares, Inc. (a)	1,822	67,778
American National Bankshares, Inc.	1,378	51,331
Ameris Bancorp	6,028	277,891
Ames National Corp.	1,399	42,809
Arrow Financial Corp.	1,893	64,173
Atlantic Capital Bancshares, Inc. (a)	2,949	55,884
BancFirst Corp.	1,308	117,589
The Bancorp, Inc. (a)	8,489	43,294
BancorpSouth, Inc.	14,363	434,481
Bank of Marin Bancorp	964	62,033
The Bank of NT Butterfield & Son Ltd.	2,095	66,851
Bank of the Ozarks, Inc.	14,729	766,055
Bankwell Financial Group, Inc.	971	33,393
Banner Corp.	4,982	277,198
Bar Harbor Bankshares	2,394	79,194
Blue Hills Bancorp, Inc.	4,048	72,257
BNC Bancorp	6,730	235,886
Boston Private Financial Holdings, Inc.	13,574	222,614
Bridge Bancorp, Inc.	3,050	106,750
Bryn Mawr Bank Corp.	2,705	106,847

	Number of Shares	Value
C&F Financial Corp.	485	$22,456
Camden National Corp.	2,563	112,875
Capital Bank Financial Corp. Class A	4,047	175,640
Capital City Bank Group, Inc.	1,898	40,598
Capstar Financial Holdings, Inc. (a) (b)	479	9,135
Cardinal Financial Corp.	5,198	155,628
Carolina Financial Corp.	1,971	59,130
Cascade Bancorp (a)	5,433	41,888
Cass Information Systems, Inc.	1,817	120,104
Cathay General Bancorp	12,310	463,841
CenterState Banks, Inc.	8,103	209,868
Central Pacific Financial Corp.	5,024	153,433
Central Valley Community Bancorp	1,535	31,468
Century Bancorp, Inc. Class A	505	30,717
Chemical Financial Corp.	10,936	559,376
Chemung Financial Corp.	490	19,355
Citizens & Northern Corp.	2,009	46,770
City Holding Co.	2,414	155,655
CNB Financial Corp.	2,362	56,428
CoBiz Financial, Inc.	6,027	101,254
Codorus Valley Bancorp, Inc.	1,397	36,196
Columbia Banking System, Inc.	9,633	375,591
Community Bank System, Inc. (b)	7,140	392,557
Community Trust Bancorp, Inc.	2,492	114,009
ConnectOne Bancorp, Inc.	5,002	121,298
County Bancorp, Inc.	770	22,376
CU Bancorp (a)	2,661	105,509
Customers Bancorp, Inc. (a)	4,532	142,894
CVB Financial Corp. (b)	16,761	370,250
Eagle Bancorp, Inc. (a)	5,077	303,097
Enterprise Bancorp, Inc.	1,550	53,878
Enterprise Financial Services Corp.	3,623	153,615
Equity Bancshares, Inc. Class A (a) (b)	1,111	35,296
F.N.B. Corp.	52,821	785,448
Farmers Capital Bank Corp.	1,258	50,823
Farmers National Banc Corp.	4,181	59,997
FB Financial Corp. (a) (b)	1,072	37,906
FCB Financial Holdings, Inc. Class A (a)	4,968	246,164
Fidelity Southern Corp.	3,402	76,137
Financial Institutions, Inc.	2,327	76,675
First BanCorp (a)	19,799	111,864
First Bancorp	3,207	93,933
First Bancorp, Inc.	1,743	47,497
First Busey Corp.	5,128	150,763
First Business Financial Services, Inc.	1,389	36,058
First Citizens BancShares, Inc. Class A	1,261	422,902
First Commonwealth Financial Corp.	14,574	193,251
First Community Bancshares, Inc.	2,630	65,671
First Community Financial Partners, Inc. (a)	2,334	29,759
First Connecticut Bancorp, Inc.	2,310	57,288
First Financial Bancorp	10,156	278,782

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Financial Bankshares, Inc. (b)	10,584	$424,418
First Financial Corp.	1,638	77,805
First Foundation, Inc. (a)	4,397	68,197
First Internet Bancorp	939	27,701
First Interstate BancSystem, Inc. Class A	3,276	129,893
First Merchants Corp.	6,759	265,764
First Mid-Illinois Bancshares, Inc.	1,261	42,672
First Midwest Bancorp, Inc.	14,814	350,796
First NBC Bank Holding Co. (a) (b)	2,353	9,412
First Northwest Bancorp (a)	1,662	25,761
The First of Long Island Corp.	3,615	97,786
Franklin Financial Network, Inc. (a)	1,934	74,942
Fulton Financial Corp.	28,529	509,243
German American Bancorp Inc.	2,366	112,006
Glacier Bancorp, Inc.	12,639	428,841
Great Southern Bancorp, Inc.	1,749	88,324
Great Western Bancorp, Inc.	9,786	415,024
Green Bancorp, Inc. (a)	3,531	62,852
Guaranty Bancorp	2,945	71,711
Hancock Holding Co.	13,936	634,785
Hanmi Financial Corp.	5,206	160,084
HarborOne Bancorp, Inc. (a) (b)	2,314	43,943
Heartland Financial USA, Inc.	3,866	193,107
Heritage Commerce Corp.	4,386	61,843
Heritage Financial Corp.	4,910	121,522
Heritage Oaks Bancorp	3,995	53,333
Hilltop Holdings, Inc.	12,455	342,139
Home BancShares, Inc.	20,077	543,484
Hope Bancorp, Inc.	21,307	408,455
Horizon Bancorp	3,220	84,428
IBERIABANK Corp.	8,401	664,519
Independent Bank Corp.	4,290	278,850
Independent Bank Corp.	3,384	70,049
Independent Bank Group, Inc.	1,851	119,019
International Bancshares Corp.	9,078	321,361
Kearny Financial Corp.	14,477	217,879
Lakeland Bancorp, Inc.	6,870	134,652
Lakeland Financial Corp.	3,988	171,963
LCNB Corp.	1,508	35,966
LegacyTexas Financial Group, Inc.	7,341	292,906
Live Oak Bancshares, Inc.	3,256	70,492
Macatawa Bank Corp.	4,217	41,664
MainSource Financial Group, Inc.	3,831	126,155
MB Financial, Inc.	12,588	539,018
MBT Financial Corp.	3,120	35,412
Mercantile Bank Corp.	2,586	88,958
Merchants Bancshares, Inc.	941	45,827
Middleburg Financial Corp. (b)	817	32,713
Midland States Bancorp, Inc.	573	19,705
MidWestOne Financial Group, Inc.	1,416	48,555
National Bank Holdings Corp. Class A	3,989	129,642
National Bankshares, Inc. (b)	1,176	44,159
National Commerce Corp. (a)	1,453	53,180

	Number of Shares	Value
NBT Bancorp, Inc.	7,027	$260,491
Nicolet Bankshares, Inc. (a)	1,275	60,358
Northrim BanCorp, Inc.	1,169	35,128
OFG Bancorp (b)	7,338	86,588
Old Line Bancshares, Inc.	1,445	41,154
Old National Bancorp	22,085	383,175
Old Second Bancorp, Inc.	4,935	55,519
Opus Bank	2,831	57,045
Orrstown Financial Services, Inc.	1,299	29,033
Pacific Continental Corp.	3,428	83,986
Pacific Mercantile Bancorp (a)	2,485	18,762
Paragon Commercial Corp. (a)	132	7,061
Park National Corp.	2,207	232,176
Park Sterling Corp.	8,390	103,281
Peapack Gladstone Financial Corp.	2,557	75,662
Penns Woods Bancorp, Inc.	730	31,719
People’s Utah Bancorp	2,187	57,846
Peoples Bancorp, Inc.	2,656	84,089
Peoples Financial Services Corp.	1,176	49,157
Pinnacle Financial Partners, Inc.	7,766	516,051
Preferred Bank	2,046	109,788
Premier Financial Bancorp, Inc.	1,608	33,816
PrivateBancorp, Inc.	13,044	774,422
Prosperity Bancshares, Inc.	11,107	774,269
Provident Bancorp, Inc. (a)	826	17,305
QCR Holdings, Inc.	1,950	82,582
Renasant Corp.	7,139	283,347
Republic Bancorp, Inc. Class A	1,634	56,193
Republic First Bancorp, Inc. (a)	8,496	70,517
S&T Bancorp, Inc.	5,716	197,774
Sandy Spring Bancorp, Inc.	3,905	160,066
Seacoast Banking Corp. of Florida (a)	5,284	126,710
ServisFirst Bancshares, Inc. (b)	7,643	278,052
Shore Bancshares, Inc.	2,213	36,979
Sierra Bancorp	1,968	53,982
Simmons First National Corp. Class A	4,868	268,470
South State Corp.	4,333	387,154
Southern First Bancshares, Inc. (a)	1,004	32,781
Southern National Bancorp of Virginia, Inc.	1,927	32,624
Southside Bancshares, Inc.	4,387	147,272
Southwest Bancorp, Inc.	2,992	78,241
State Bank Financial Corp.	5,795	151,365
Stock Yards Bancorp, Inc.	3,508	142,600
Stonegate Bank	1,990	93,709
Summit Financial Group, Inc. (b)	1,416	30,501
Sun Bancorp, Inc.	1,689	41,212
Texas Capital Bancshares, Inc. (a)	8,259	689,214
Tompkins Financial Corp.	2,407	193,884
Towne Bank	9,243	299,473
TriCo Bancshares	3,380	120,091
TriState Capital Holdings, Inc. (a)	3,599	84,037
Triumph Bancorp, Inc. (a)	2,570	66,306

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TrustCo Bank Corp NY	15,122	$118,708
Trustmark Corp.	11,198	355,984
UMB Financial Corp.	7,456	561,511
Umpqua Holdings Corp.	36,750	651,945
Union Bankshares Corp.	7,197	253,190
Union Bankshares, Inc. (b)	703	30,194
United Bankshares, Inc. (b)	11,580	489,255
United Community Banks, Inc.	11,623	321,841
Univest Corp. of Pennsylvania	4,123	106,786
Valley National Bancorp	41,158	485,664
Veritex Holdings, Inc. (a)	1,889	53,119
Walker & Dunlop, Inc. (a)	4,569	190,482
Washington Trust Bancorp, Inc.	2,471	121,820
WashingtonFirst Bankshares, Inc.	1,429	40,012
Webster Financial Corp.	15,246	762,910
WesBanco, Inc.	6,676	254,422
West Bancorporation, Inc.	2,594	59,532
Westamerica Bancorp.	4,093	228,512
Western New England Bancorp, Inc.	4,281	44,951
Wintrust Financial Corp. (b)	8,543	590,492
Xenith Bankshares, Inc. (a)	1,297	32,905

		34,439,466

Diversified Financial Services — 2.5%
Aircastle Ltd.	7,866	189,807
Altisource Portfolio Solutions SA (a) (b)	1,933	71,134
Arlington Asset Investment Corp. (b)	3,687	52,097
Associated Capital Group, Inc. Class A	778	28,125
BGC Partners, Inc. Class A	36,102	410,119
Blackhawk Network Holdings, Inc. (a)	9,119	370,231
California First National Bancorp (b)	439	7,112
Cohen & Steers, Inc.	3,463	138,416
Cowen Group, Inc. Class A (a) (b)	4,276	63,926
Diamond Hill Investment Group, Inc.	509	99,026
Ellie Mae, Inc. (a)	5,442	545,669
Encore Capital Group, Inc. (a) (b)	3,966	122,153
Enova International, Inc. (a)	4,404	65,399
Evercore Partners, Inc. Class A	6,475	504,403
FBR & Co.	1,041	18,790
Federal Agricultural Mortgage Corp. Class C	1,421	81,807
Financial Engines, Inc.	8,876	386,550
FNFV Group (a)	10,925	144,756
Gain Capital Holdings, Inc.	6,242	51,996
GAMCO Investors, Inc. Class A	658	19,470
Greenhill & Co., Inc. (b)	4,599	134,751
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,004	161,681
Hennessy Advisors, Inc.	702	11,801
Houlihan Lokey, Inc.	3,492	120,299

	Number of Shares	Value
Impac Mortgage Holdings, Inc. (a) (b)	1,545	$19,251
INTL. FCStone, Inc. (a)	2,479	94,103
Investment Technology Group, Inc.	5,511	111,598
Janus Capital Group, Inc.	23,982	316,562
KCG Holdings, Inc. Class A (a)	6,727	119,942
Ladder Capital Corp.	7,236	104,488
Ladenburg Thalmann Financial Services, Inc. (a)	16,908	41,932
LendingClub Corp. (a)	54,627	299,902
Manning & Napier, Inc. (b)	2,391	13,629
Marlin Business Services Corp.	1,432	36,874
Medley Management, Inc. Class A	1,104	9,163
Moelis & Co.Class A	3,911	150,574
Nationstar Mortgage Holdings, Inc. (a) (b)	5,439	85,719
Nelnet, Inc. Class A	3,326	145,878
NewStar Financial, Inc.	3,876	41,008
Ocwen Financial Corp. (a) (b)	16,683	91,256
OM Asset Management PLC	6,770	102,362
On Deck Capital, Inc. (a)	7,635	38,480
Oppenheimer Holdings, Inc. Class A	1,578	26,984
PennyMac Financial Services, Inc. Class A (a)	2,162	36,862
PHH Corp. (a)	8,802	112,049
Piper Jaffray Cos., Inc.	2,430	155,156
PJT Partners, Inc. Class A	2,991	104,954
PRA Group, Inc. (a)	7,654	253,730
Pzena Investment Management, Inc. Class A	2,603	25,614
Regional Management Corp. (a)	1,859	36,120
Silvercrest Asset Management Group, Inc. Class A	1,087	14,457
Stifel Financial Corp. (a)	10,651	534,574
Virtu Financial, Inc. Class A	4,229	71,893
Virtus Investment Partners, Inc.	869	92,027
Waddell & Reed Financial, Inc. Class A (b)	13,187	224,179
WageWorks, Inc. (a)	6,059	438,066
Walter Investment Management Corp. (a) (b)	3,539	3,822
Westwood Holdings Group, Inc.	1,300	69,433
WisdomTree Investments, Inc. (b)	19,269	174,963
World Acceptance Corp. (a) (b)	1,018	52,712

		8,049,834

Insurance — 2.9%
Ambac Financial Group, Inc. (a)	7,406	139,677
American Equity Investment Life Holding Co.	14,220	336,019
AMERISAFE, Inc.	3,159	205,019
Argo Group International Holdings Ltd.	4,777	323,881
Atlas Financial Holdings, Inc. (a)	1,827	24,939
Baldwin & Lyons, Inc. Class B	1,496	36,577

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Blue Capital Reinsurance Holdings Ltd.	938	$18,103
Citizens, Inc. (a) (b)	7,706	57,256
CNO Financial Group, Inc.	29,766	610,203
Crawford & Co. Class B	1,798	18,034
Donegal Group, Inc. Class A	1,262	22,236
eHealth, Inc. (a)	3,112	37,468
EMC Insurance Group, Inc.	1,415	39,705
Employers Holdings, Inc.	5,345	202,843
Enstar Group Ltd. (a)	1,887	360,983
Essent Group Ltd. (a)	12,390	448,146
FBL Financial Group, Inc. Class A	1,640	107,338
Federated National Holding Co.	2,000	34,860
Fidelity & Guaranty Life (b)	2,027	56,351
Genworth Financial, Inc. Class A (a)	83,643	344,609
Global Indemnity Ltd. (a)	1,432	55,118
Greenlight Capital Re Ltd. Class A (a)	4,915	108,621
Hallmark Financial Services, Inc. (a)	2,435	26,907
HCI Group, Inc. (b)	1,425	64,952
Heritage Insurance Holdings, Inc.	4,476	57,159
Horace Mann Educators Corp.	6,714	275,610
Independence Holding Co.	1,266	23,548
Infinity Property & Casualty Corp.	1,786	170,563
Investors Title Co.	252	39,854
James River Group Holdings Ltd.	2,416	103,550
Kemper Corp.	6,579	262,502
Kinsale Capital Group, Inc.	1,159	37,134
Maiden Holdings Ltd.	11,538	161,532
MBIA, Inc. (a)	21,894	185,442
MGIC Investment Corp. (a)	56,661	573,976
National General Holdings Corp.	8,032	190,840
National Western Life Group, Inc. Class A	378	114,972
The Navigators Group, Inc.	3,744	203,299
NMI Holdings, Inc. Class A (a)	8,182	93,275
OneBeacon Insurance Group Ltd. Class A	3,252	52,032
Primerica, Inc.	7,800	641,160
Radian Group, Inc.	35,753	642,124
RLI Corp.	6,311	378,786
Safety Insurance Group, Inc.	2,374	166,417
Selective Insurance Group, Inc.	9,420	444,153
State Auto Financial Corp.	2,596	71,260
State National Cos., Inc.	5,092	73,325
Stewart Information Services Corp.	3,759	166,073
Third Point Reinsurance Ltd. (a)	10,955	132,555
Trupanion, Inc. (a) (b)	2,286	32,507
United Fire Group, Inc.	3,579	153,074
United Insurance Holdings Corp. (b)	2,718	43,352
Universal Insurance Holdings, Inc. (b)	5,423	132,863
WMIH Corp. (a) (b)	34,287	49,716

		9,352,498

	Number of Shares	Value
Investment Companies — 0.0%
Acacia Research Corp. (a)	8,488	$48,806
Real Industry, Inc. (a)	3,933	11,209
Tiptree, Inc.	3,478	25,389

		85,404

Private Equity — 0.1%
Fifth Street Asset Management, Inc. (b)	890	4,094
Kennedy-Wilson Holdings, Inc.	13,710	304,362
Safeguard Scientifics, Inc. (a)	3,472	44,094

		352,550

Real Estate — 0.4%
Alexander & Baldwin, Inc.	7,743	344,718
Community Healthcare Trust, Inc.	2,146	51,289
Consolidated-Tomoka Land Co.	633	33,891
Farmland Partners, Inc. (b)	4,240	47,361
Forestar Group, Inc. (a)	6,981	95,291
FRP Holdings, Inc. (a)	1,047	41,880
Griffin Industrial Realty, Inc.	133	4,116
HFF, Inc. Class A	5,956	164,803
Marcus & Millichap, Inc. (a)	2,457	60,393
RE/MAX Holdings, Inc. Class A	2,945	175,080
The RMR Group, Inc. Class A	1,150	56,925
The St. Joe Co. (a)	8,308	141,651
Stratus Properties, Inc. (b)	1,084	29,702
Trinity Place Holdings, Inc. (a)	3,647	26,660

		1,273,760

Real Estate Investment Trusts (REITS) — 8.0%
Acadia Realty Trust	13,287	399,407
AG Mortgage Investment Trust, Inc.	4,550	82,128
Agree Realty Corp.	4,212	202,008
Alexander’s, Inc.	353	152,447
Altisource Residential Corp.	8,709	132,812
American Assets Trust, Inc.	6,484	271,291
Anworth Mortgage Asset Corp.	15,549	86,297
Apollo Commercial Real Estate Finance, Inc.	13,557	255,007
Ares Commercial Real Estate Corp.	4,560	61,013
Armada Hoffler Properties, Inc. (b)	5,810	80,701
ARMOUR Residential REIT, Inc. (b)	6,128	139,167
Ashford Hospitality Prime, Inc.	4,764	50,546
Ashford Hospitality Trust, Inc.	12,715	80,995
Bluerock Residential Growth REIT, Inc.	3,655	44,993
Capstead Mortgage Corp.	16,041	169,072
CareTrust REIT, Inc.	10,566	177,720
Catchmark Timber Trust, Inc. Class A	6,365	73,325
CBL & Associates Properties, Inc. (b)	28,056	267,654
Cedar Realty Trust, Inc.	13,395	67,243
Chatham Lodging Trust	6,229	123,023
Chesapeake Lodging Trust	9,873	236,557

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
City Office REIT, Inc.	4,316	$52,439
Clipper Realty, Inc. (a)	958	12,282
Colony Starwood Homes	12,034	408,554
CorEnergy Infrastructure Trust, Inc.	1,988	67,155
CoreSite Realty Corp.	5,561	500,768
Cousins Properties, Inc.	60,023	496,390
CYS Investments, Inc.	25,376	201,739
DiamondRock Hospitality Co.	33,335	371,685
DuPont Fabros Technology, Inc.	12,387	614,271
Dynex Capital, Inc.	7,535	53,423
Easterly Government Properties, Inc.	5,442	107,697
EastGroup Properties, Inc.	5,232	384,709
Education Realty Trust, Inc.	12,212	498,860
FelCor Lodging Trust, Inc.	22,619	169,869
First Industrial Realty Trust, Inc.	19,270	513,160
First Potomac Realty Trust	9,779	100,528
Four Corners Property Trust, Inc.	10,022	228,802
Franklin Street Properties Corp.	17,473	212,122
The Geo Group, Inc.	13,498	625,902
Getty Realty Corp.	4,385	110,809
Gladstone Commercial Corp.	4,077	84,272
Global Medical REIT, Inc. (b)	2,755	25,015
Global Net Lease, Inc. (b)	11,121	267,794
Government Properties Income Trust (b)	11,626	243,332
Gramercy Property Trust	23,399	615,394
Great Ajax Corp.	2,285	29,819
Healthcare Realty Trust, Inc.	18,959	616,167
Hersha Hospitality Trust	6,524	122,586
Hudson Pacific Properties, Inc.	20,321	703,919
Independence Realty Trust, Inc.	9,610	90,046
InfraREIT, Inc. (a)	6,620	119,160
Invesco Mortgage Capital, Inc.	18,731	288,832
Investors Real Estate Trust	20,152	119,501
iStar, Inc. (a)	11,417	134,721
Kite Realty Group Trust	13,771	296,076
LaSalle Hotel Properties	17,718	512,936
Lexington Realty Trust	38,189	381,126
LTC Properties, Inc.	6,251	299,423
Mack-Cali Realty Corp.	14,834	399,628
MedEquities Realty Trust, Inc.	3,303	37,027
Medical Properties Trust, Inc.	48,926	630,656
Monmouth Real Estate Investment Corp.	10,970	156,542
Monogram Residential Trust, Inc.	27,991	279,070
MTGE Investment Corp.	7,654	128,204
National Health Investors, Inc.	6,189	449,507
National Storage Affiliates Trust	6,952	166,153
New Residential Investment Corp.	49,511	840,697
New Senior Investment Group, Inc.	12,698	129,520
New York Mortgage Trust, Inc. (b)	18,277	112,769
NexPoint Residential Trust, Inc.	3,002	72,528
NorthStar Realty Europe Corp.	9,150	106,049
One Liberty Properties, Inc.	2,245	52,443
Orchid Island Capital, Inc. (b)	5,006	50,010

	Number of Shares	Value
Owens Realty Mortgage, Inc.	1,710	$30,438
Parkway, Inc.	7,030	139,827
Pebblebrook Hotel Trust (b)	11,873	346,810
Pennsylvania Real Estate Investment Trust	11,459	173,489
PennyMac Mortgage Investment Trust	11,410	202,527
Physicians Realty Trust	25,687	510,401
Potlatch Corp.	6,738	307,927
Preferred Apartment Communities, Inc. Class A	4,408	58,230
PS Business Parks, Inc.	3,267	374,921
QTS Realty Trust, Inc. Class A	7,775	379,031
RAIT Financial Trust	15,763	50,442
Ramco-Gershenson Properties Trust	13,138	184,195
Redwood Trust, Inc.	12,749	211,761
Resource Capital Corp.	5,122	50,042
Retail Opportunity Investments Corp.	17,844	375,259
Rexford Industrial Realty, Inc.	10,878	244,973
RLJ Lodging Trust	20,250	476,077
Ryman Hospitality Properties, Inc.	7,213	445,980
Sabra Health Care REIT, Inc.	10,712	299,186
Saul Centers, Inc.	1,614	99,455
Select Income REIT	10,539	271,801
Seritage Growth Properties Class A (b)	4,103	177,044
Silver Bay Realty Trust Corp.	5,560	119,373
STAG Industrial, Inc.	13,708	342,974
Summit Hotel Properties, Inc.	15,412	246,284
Sunstone Hotel Investors, Inc.	36,093	553,306
Terreno Realty Corp.	7,477	209,356
Tier REIT, Inc.	7,916	137,422
UMH Properties, Inc.	4,206	63,973
Universal Health Realty Income Trust	2,068	133,386
Urban Edge Properties	14,908	392,080
Urstadt Biddle Properties, Inc. Class A	4,893	100,600
Washington Prime Group, Inc.	30,898	268,504
Washington Real Estate Investment Trust	12,178	380,928
Western Asset Mortgage Capital Corp.	6,913	67,540
Whitestone REIT	4,606	63,747
Xenia Hotels & Resorts, Inc.	17,186	293,365

		26,228,146

Savings & Loans — 2.0%
Astoria Financial Corp.	15,292	313,639
Banc of California, Inc. (b)	8,102	167,711
Bank Mutual Corp.	6,871	64,587
BankFinancial Corp.	2,591	37,621
Bear State Financial, Inc.	3,115	29,281
Beneficial Bancorp, Inc.	11,640	186,240

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Berkshire Hills Bancorp, Inc.	5,568	$200,726
BofI Holding, Inc. (a) (b)	9,951	260,020
Brookline Bancorp, Inc.	11,413	178,613
BSB Bancorp, Inc. (a)	1,374	38,816
Capitol Federal Financial, Inc.	21,165	309,644
Charter Financial Corp.	2,332	45,870
Clifton Bancorp, Inc.	3,676	59,514
Dime Community Bancshares, Inc.	5,235	106,271
ESSA Bancorp, Inc.	1,411	20,572
EverBank Financial Corp.	17,122	333,537
First Defiance Financial Corp.	1,453	71,938
First Financial Northwest, Inc.	1,353	23,908
Flagstar Bancorp, Inc. (a)	3,533	99,595
Flushing Financial Corp.	4,619	124,113
Greene County Bancorp, Inc. (b)	571	13,333
Hingham Institution for Savings	229	40,499
Home Bancorp Inc.	997	33,649
HomeStreet, Inc. (a)	4,278	119,570
HomeTrust Bancshares, Inc. (a)	2,702	63,497
Investors Bancorp, Inc.	49,488	711,637
Meridian Bancorp, Inc.	7,980	146,034
Meta Financial Group, Inc.	1,364	120,714
MutualFirst Financial, Inc.	942	29,720
Northfield Bancorp, Inc.	6,972	125,635
Northwest Bancshares, Inc.	15,890	267,588
OceanFirst Financial Corp.	4,257	119,941
Oritani Financial Corp.	6,407	108,919
Pacific Premier Bancorp, Inc. (a)	4,510	173,861
Provident Financial Holdings, Inc.	983	18,333
Provident Financial Services, Inc.	10,113	261,421
SI Financial Group, Inc.	1,934	27,173
Southern Missouri Bancorp, Inc.	998	35,449
Sterling Bancorp	21,049	498,861
Territorial Bancorp, Inc.	1,241	38,682
United Community Financial Corp.	7,553	62,992
United Financial Bancorp, Inc.	8,318	141,489
Washington Federal, Inc.	15,069	498,784
Waterstone Financial, Inc.	4,203	76,705
WSFS Financial Corp.	4,772	219,273

		6,625,975

		86,407,633

Government — 0.0%
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA	5,034	139,643

Industrial — 13.6%
Aerospace & Defense — 1.2%
AAR Corp.	5,429	182,577
Aerojet Rocketdyne Holdings, Inc. (a)	9,792	212,486
Aerovironment, Inc. (a) (b)	3,454	96,816
Astronics Corp. (a)	3,227	102,393

	Number of Shares	Value
Cubic Corp.	4,208	$222,182
Curtiss-Wright Corp.	7,355	671,217
Ducommun, Inc. (a)	1,766	50,843
Esterline Technologies Corp. (a)	4,910	422,506
Kaman Corp. (b)	4,478	215,526
KLX, Inc. (a)	8,774	392,198
Kratos Defense & Security Solutions, Inc. (a)	11,148	86,731
Moog, Inc. Class A (a)	5,303	357,157
National Presto Industries, Inc.	803	82,067
Teledyne Technologies, Inc. (a)	5,679	718,166
Triumph Group, Inc. (b)	8,246	212,335

		4,025,200

Building Materials — 1.6%
AAON, Inc.	6,718	237,481
Apogee Enterprises, Inc.	4,713	280,942
Armstrong Flooring, Inc. (a)	3,836	70,659
Boise Cascade Co. (a)	6,479	172,989
Builders FirstSource, Inc. (a)	13,823	205,963
Caesarstone Ltd. (a) (b)	3,959	143,514
Continental Building Products, Inc. (a)	5,835	142,957
Forterra, Inc. (a) (b)	3,182	62,049
Gibraltar Industries, Inc. (a)	5,265	216,918
Griffon Corp.	5,022	123,792
Headwaters, Inc. (a)	12,083	283,709
JELD-WEN Holding, Inc. (a)	4,202	138,036
Louisiana-Pacific Corp. (a)	23,951	594,464
LSI Industries, Inc.	3,762	37,959
Masonite International Corp. (a)	5,040	399,420
NCI Building Systems, Inc. (a)	4,557	78,153
Patrick Industries, Inc. (a)	2,643	187,389
PGT Innovations, Inc. (a)	7,758	83,398
Ply Gem Holdings, Inc. (a)	3,743	73,737
Quanex Building Products Corp.	5,712	115,668
Simpson Manufacturing Co., Inc.	6,901	297,364
Summit Materials, Inc. Class A (a)	17,782	439,393
Trex Co., Inc. (a)	4,896	339,733
Universal Forest Products, Inc.	3,293	324,492
US Concrete, Inc. (a) (b)	2,374	153,242

		5,203,421

Electrical Components & Equipment — 1.2%
Advanced Energy Industries, Inc. (a)	6,543	448,588
American Superconductor Corp. (a) (b)	1,810	12,417
Belden, Inc.	6,962	481,701
Encore Wire Corp.	3,352	154,192
Energous Corp. (a) (b)	2,347	36,613
EnerSys	7,232	570,894
Generac Holdings, Inc. (a)	10,236	381,598
General Cable Corp. (b)	8,039	144,300
Graham Corp.	1,614	37,122
Insteel Industries, Inc.	2,932	105,962

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Littelfuse, Inc.	3,675	$587,669
Novanta, Inc. (a)	5,263	139,733
Powell Industries, Inc.	1,484	51,109
SPX Corp. (a)	6,837	165,797
Universal Display Corp.	6,889	593,143
Vicor Corp. (a)	2,869	46,191

		3,957,029

Electronics — 2.5%
Allied Motion Technologies, Inc.	1,099	22,090
Applied Optoelectronics, Inc. (a) (b)	2,996	168,225
AVX Corp.	7,728	126,585
Badger Meter, Inc.	4,654	171,034
Bel Fuse, Inc. Class B	1,459	37,277
Benchmark Electronics, Inc. (a)	8,218	261,332
Brady Corp. Class A	7,589	293,315
Coherent, Inc. (a)	4,019	826,467
Control4 Corp. (a)	3,379	53,354
CTS Corp.	5,221	111,207
Electro Scientific Industries, Inc. (a)	4,747	33,087
ESCO Technologies, Inc.	4,217	245,008
FARO Technologies, Inc. (a)	2,796	99,957
Fluidigm Corp. (a) (b)	4,659	26,510
GoPro, Inc. Class A (a) (b)	16,793	146,099
II-VI, Inc. (a)	9,883	356,282
Itron, Inc. (a)	5,554	337,128
Kimball Electronics, Inc. (a)	4,580	77,631
Knowles Corp. (a) (b)	14,656	277,731
Mesa Laboratories, Inc.	507	62,209
Methode Electronics, Inc.	6,047	275,743
NVE Corp.	809	66,977
OSI Systems, Inc. (a)	2,925	213,496
Park Electrochemical Corp.	3,245	57,956
Plexus Corp. (a)	5,522	319,172
Rogers Corp. (a)	2,991	256,837
Sanmina Corp. (a)	12,193	495,036
Sparton Corp. (a)	1,625	34,109
Stoneridge, Inc. (a)	4,418	80,143
SYNNEX Corp.	4,853	543,245
Tech Data Corp. (a)	5,811	545,653
TTM Technologies, Inc. (a)	12,034	194,108
Vishay Intertechnology, Inc. (b)	22,649	372,576
Vishay Precision Group, Inc. (a)	1,926	30,431
Watts Water Technologies, Inc. Class A	4,625	288,369
Woodward, Inc.	8,796	597,424
ZAGG, Inc. (a)	4,314	31,061

		8,134,864

Engineering & Construction — 1.1%
Aegion Corp. (a)	5,796	132,786
Argan, Inc.	2,219	146,787
Comfort Systems USA, Inc.	6,195	227,047
Dycom Industries, Inc. (a) (b)	5,073	471,535

	Number of Shares	Value
EMCOR Group, Inc.	10,063	$633,466
Exponent, Inc.	4,240	252,492
Granite Construction, Inc.	6,565	329,497
Hill International, Inc. (a)	5,701	23,659
IES Holdings, Inc. (a)	1,385	25,068
Layne Christensen Co. (a)	3,186	28,164
MasTec, Inc. (a)	10,991	440,190
Mistras Group, Inc. (a)	2,877	61,510
MYR Group, Inc. (a)	2,528	103,648
NV5 Global, Inc. (a)	1,173	44,105
Orion Group Holdings, Inc. (a)	4,263	31,845
Primoris Services Corp.	6,685	155,226
TopBuild Corp. (a)	6,384	300,048
Tutor Perini Corp. (a)	6,212	197,542
VSE Corp.	1,465	59,772

		3,664,387

Environmental Controls — 0.4%
Advanced Disposal Services, Inc. (a)	3,742	84,569
Aqua Metals, Inc. (a) (b)	2,089	40,819
AquaVenture Holdings Ltd. (a)	1,153	19,682
Casella Waste Systems, Inc. Class A (a)	6,314	89,090
CECO Environmental Corp.	4,954	52,066
Energy Recovery, Inc. (a)	5,818	48,406
Heritage-Crystal Clean, Inc. (a)	1,996	27,345
MSA Safety, Inc.	5,153	364,266
Tetra Tech, Inc.	9,596	391,997
TRC Cos., Inc. (a)	3,195	55,753
US Ecology, Inc.	3,624	169,784

		1,343,777

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	7,648	329,246
Hardinge, Inc.	1,899	21,345
Kennametal, Inc.	13,116	514,541
Milacron Holdings Corp. (a)	2,477	46,097

		911,229

Machinery – Diversified — 0.0%
NN, Inc.	4,299	108,335

Machinery – Construction & Mining — 0.3%
Astec Industries, Inc.	3,217	197,829
Babcock & Wilcox Enterprises, Inc. (a)	7,782	72,684
Hyster-Yale Materials Handling, Inc.	1,592	89,773
Joy Global, Inc.	16,386	462,905

		823,191

Machinery – Diversified — 0.7%
Alamo Group, Inc.	1,569	119,542
Albany International Corp. Class A	4,758	219,106
Altra Industrial Motion Corp.	4,156	161,876
Applied Industrial Technologies, Inc.	6,031	373,017

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Briggs & Stratton Corp.	7,062	$158,542
Chart Industries, Inc. (a)	5,129	179,207
Columbus McKinnon Corp.	3,216	79,821
DXP Enterprises, Inc. (a)	2,608	98,765
Gencor Industries, Inc. (a)	1,200	17,940
The Gorman-Rupp Co.	2,862	89,867
Hurco Cos., Inc.	1,082	33,650
Ichor Holdings Ltd. (a)	1,136	22,527
Kadant, Inc.	1,792	106,355
Lindsay Corp. (b)	1,761	155,179
The Manitowoc Co., Inc. (a)	21,118	120,373
Power Solutions International, Inc. (a) (b)	908	9,162
SPX FLOW, Inc. (a)	5,914	205,275
Tennant Co.	2,926	212,574

		2,362,778

Metal Fabricate & Hardware — 0.8%
Advanced Drainage Systems, Inc.	5,771	126,385
Ampco-Pittsburgh Corp.	1,322	18,574
Atkore International Group, Inc. (a)	2,076	54,557
CIRCOR International, Inc.	2,738	162,747
Global Brass & Copper Holdings, Inc.	3,520	121,088
Haynes International, Inc.	2,017	76,888
Lawson Products, Inc. (a)	1,005	22,562
Mueller Industries, Inc.	9,417	322,344
Mueller Water Products, Inc. Class A	25,887	305,984
Olympic Steel, Inc.	1,441	26,745
Omega Flex, Inc.	473	22,605
Park-Ohio Holdings Corp.	1,446	51,984
RBC Bearings, Inc. (a)	3,766	365,641
Rexnord Corp. (a)	13,765	317,696
Sun Hydraulics Corp.	3,864	139,529
TimkenSteel Corp. (a)	6,581	124,447
TriMas Corp. (a)	7,414	153,841
Worthington Industries, Inc.	7,479	337,228

		2,750,845

Miscellaneous – Manufacturing — 1.4%
Actuant Corp. Class A	9,747	256,833
American Outdoor Brands Corp. (a) (b)	9,193	182,113
American Railcar Industries, Inc. (b)	1,310	53,841
Axon Enterprise, Inc. (a)	8,672	197,635
AZZ, Inc.	4,300	255,850
Barnes Group, Inc.	8,341	428,227
Chase Corp.	1,185	113,049
EnPro Industries, Inc.	3,582	254,895
Fabrinet (a)	5,791	243,396
Federal Signal Corp.	9,870	136,305
FreightCar America, Inc.	1,912	23,957
GP Strategies Corp. (a)	2,153	54,471
Handy & Harman Ltd. (a)	563	15,314
Harsco Corp. (a)	13,229	168,670

	Number of Shares	Value
Hillenbrand, Inc.	9,801	$351,366
John Bean Technologies Corp.	5,210	458,219
LSB Industries, Inc. (a) (b)	3,569	33,477
Lydall, Inc. (a)	2,733	146,489
Myers Industries, Inc.	3,682	58,360
NL Industries, Inc. (a)	1,398	9,017
Proto Labs, Inc. (a) (b)	4,121	210,583
Raven Industries, Inc.	6,018	174,823
Standex International Corp.	2,124	212,719
Sturm, Ruger & Co., Inc. (b)	3,050	163,327
Tredegar Corp.	4,114	72,201
Trinseo SA	4,513	302,822

		4,577,959

Packaging & Containers — 0.3%
Greif, Inc.	964	62,949
Greif, Inc. Class A	4,246	233,912
KapStone Paper and Packaging Corp.	14,339	331,231
Multi Packaging Solutions International Ltd. (a)	3,552	63,759
Multi-Color Corp.	2,251	159,821
UFP Technologies, Inc. (a)	1,119	28,982

		880,654

Transportation — 1.6%
Air Transport Services Group, Inc. (a)	8,056	129,299
ArcBest Corp.	4,104	106,704
Ardmore Shipping Corp. (b)	4,870	39,203
Atlas Air Worldwide Holdings, Inc. (a)	4,092	226,901
Celadon Group, Inc.	4,712	30,864
Costamare, Inc.	4,957	33,014
Covenant Transportation Group, Inc. Class A (a)	1,977	37,168
DHT Holdings, Inc.	15,409	68,878
Dorian LPG Ltd. (a) (b)	4,129	43,478
Echo Global Logistics, Inc. (a)	4,801	102,501
Forward Air Corp.	4,948	235,376
Frontline Ltd.	11,663	78,609
GasLog Ltd.	6,853	105,194
Gener8 Maritime, Inc. (a) (b)	6,594	37,388
Golar LNG Ltd.	15,955	445,623
Heartland Express, Inc. (b)	7,600	152,380
Hornbeck Offshore Services, Inc. (a) (b)	5,149	22,810
Hub Group, Inc. Class A (a)	5,570	258,448
International Seaways, Inc. (a)	2,561	48,966
Knight Transportation, Inc.	11,096	347,860
Marten Transport Ltd.	3,886	91,127
Matson, Inc.	7,181	228,069
Navios Maritime Acquisition Corp.	12,853	22,107
Nordic American Tankers Ltd. (b)	16,407	134,209
Overseas Shipholding Group, Inc. Class A	5,983	23,094
PAM Transportation Services, Inc. (a)	400	6,516

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Radiant Logistics, Inc. (a)	5,966	$29,830
Roadrunner Transportation Systems, Inc. (a)	4,853	33,340
Saia, Inc. (a)	4,220	186,946
Scorpio Bulkers, Inc. (a) (b)	9,319	85,735
Scorpio Tankers, Inc.	27,199	120,764
Ship Finance International Ltd. (b)	9,980	146,706
Swift Transportation Co. (a) (b)	12,402	254,737
Teekay Corp. (b)	8,148	74,554
Teekay Tankers Ltd. Class A	20,068	41,139
Tidewater, Inc. (a) (b)	7,113	8,180
Universal Logistics Holdings, Inc.	1,368	19,631
USA Truck, Inc. (a)	1,273	9,357
Werner Enterprises, Inc.	7,401	193,906
XPO Logistics, Inc. (a)	16,262	778,787
YRC Worldwide, Inc. (a)	5,411	59,575

		5,098,973

Trucking & Leasing — 0.2%
GATX Corp. (b)	6,800	414,528
The Greenbrier Cos., Inc. (b)	4,505	194,165
Willis Lease Finance Corp. (a)	585	13,075

		621,768

		44,464,410

Technology — 10.2%
Computers — 2.6%
3D Systems Corp. (a) (b)	17,827	266,692
Agilysys, Inc. (a)	2,615	24,712
ALJ Regional Holdings, Inc. (a)	2,923	10,874
Barracuda Networks, Inc. (a)	3,589	82,942
CACI International, Inc. Class A (a)	4,041	474,009
Carbonite, Inc. (a)	2,985	60,596
Cogint, Inc. (a) (b)	2,486	11,560
Convergys Corp.	14,790	312,809
Cray, Inc. (a)	6,689	146,489
Diebold Nixdorf, Inc. (b)	11,369	349,028
Digimarc Corp. (a) (b)	1,658	44,766
DMC Global, Inc.	2,353	29,177
Electronics For Imaging, Inc. (a)	7,811	381,411
Engility Holdings, Inc. (a)	3,039	87,949
EPAM Systems, Inc. (a)	8,006	604,613
Exlservice Holdings, Inc. (a)	5,406	256,028
The ExOne Co. (a) (b)	1,642	16,732
Globant SA (a) (b)	4,266	155,282
Immersion Corp. (a) (b)	4,594	39,784
Insight Enterprises, Inc. (a)	6,091	250,279
The KeyW Holding Corp. (a) (b)	7,178	67,760
Lumentum Holdings, Inc. (a)	8,390	447,607
MAXIMUS, Inc.	10,659	662,990
Maxwell Technologies, Inc. (a)	5,446	31,641
Mercury Systems, Inc. (a)	7,746	302,481
Mitek Systems, Inc. (a)	4,704	31,282
MTS Systems Corp.	2,777	152,874

	Number of Shares	Value
NCI, Inc. Class A (a)	929	$13,981
NetScout Systems, Inc. (a)	14,877	564,582
NeuStar, Inc. Class A (a)	8,993	298,118
Nimble Storage, Inc. (a)	10,608	132,600
Pure Storage, Inc. Class A (a)	11,334	111,413
Qualys, Inc. (a)	4,512	171,005
Radisys Corp. (a)	6,397	25,588
Science Applications International Corp.	7,021	522,362
SecureWorks Corp. Class A (a)	933	8,864
Silver Spring Networks, Inc. (a)	6,144	69,366
Stratasys Ltd. (a)	8,152	167,034
Super Micro Computer, Inc. (a)	6,344	160,820
Sykes Enterprises, Inc. (a)	6,430	189,042
Syntel, Inc.	5,442	91,589
TeleTech Holdings, Inc.	2,682	79,387
Unisys Corp. (a)	8,374	116,817
USA Technologies, Inc. (a)	6,346	26,971
Varonis Systems, Inc. (a)	1,810	57,558
Virtusa Corp. (a)	4,595	138,861
Vocera Communications, Inc. (a)	4,058	100,760

		8,349,085

Office & Business Equipment — 0.0%
Eastman Kodak Co. (a)	3,003	34,535

Semiconductors — 3.8%
Advanced Micro Devices, Inc. (a)	124,945	1,817,950
Alpha & Omega Semiconductor Ltd. (a)	3,183	54,716
Ambarella, Inc. (a) (b)	5,316	290,838
Amkor Technology, Inc. (a)	16,451	190,667
Axcelis Technologies, Inc. (a)	4,836	90,917
Brooks Automation, Inc.	11,272	252,493
Cabot Microelectronics Corp.	3,903	299,009
Cavium, Inc. (a)	10,707	767,264
CEVA, Inc. (a)	3,293	116,901
Cirrus Logic, Inc. (a)	10,406	631,540
Cohu, Inc.	4,354	80,375
Diodes, Inc. (a)	6,331	152,261
DSP Group, Inc. (a)	3,705	44,460
EMCORE Corp.	4,440	39,960
Entegris, Inc. (a)	23,468	549,151
Exar Corp. (a)	6,742	87,713
FormFactor, Inc. (a)	11,404	135,137
GigPeak, Inc. (a)	10,335	31,832
Impinj, Inc. (a) (b)	1,005	30,421
Inphi Corp. (a) (b)	6,673	325,776
Integrated Device Technology, Inc. (a)	22,382	529,782
InvenSense, Inc. (a)	13,577	171,477
IXYS Corp.	4,194	61,023
Kopin Corp. (a)	10,563	43,308
Lattice Semiconductor Corp. (a)	19,925	137,881
MACOM Technology Solutions Holdings, Inc. (a)	5,240	253,092

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MaxLinear, Inc. Class A (a)	9,265	$259,883
Microsemi Corp. (a)	18,916	974,741
MKS Instruments, Inc.	8,828	606,925
Monolithic Power Systems, Inc.	6,457	594,690
Nanometrics, Inc. (a)	3,972	120,987
Photronics, Inc. (a)	10,871	116,320
Power Integrations, Inc.	4,551	299,228
Rambus, Inc. (a)	18,041	237,059
Rudolph Technologies, Inc. (a)	5,014	112,314
Semtech Corp. (a)	10,729	362,640
Sigma Designs, Inc. (a)	5,653	35,331
Silicon Laboratories, Inc. (a)	6,851	503,891
Synaptics, Inc. (a)	5,829	288,594
Ultra Clean Holdings, Inc. (a)	5,341	90,103
Ultratech, Inc. (a)	3,526	104,440
Veeco Instruments, Inc. (a)	6,658	198,741
Xcerra Corp. (a)	8,840	78,588
Xperi Corp.	8,184	277,847

		12,448,266

Software — 3.8%
2U, Inc. (a) (b)	6,117	242,600
ACI Worldwide, Inc. (a)	19,162	409,875
Actua Corp. (a)	5,858	82,305
Acxiom Corp. (a)	12,875	366,551
Amber Road, Inc. (a)	2,725	21,037
American Software, Inc. Class A	4,048	41,613
Appfolio, Inc. Class A (a)	1,301	35,387
Apptio, Inc. Class A (a) (b)	1,113	13,056
Aspen Technology, Inc. (a)	12,945	762,719
Avid Technology, Inc. (a) (b)	4,945	23,044
Bazaarvoice, Inc. (a)	13,486	57,990
Benefitfocus, Inc. (a)	2,154	60,204
Blackbaud, Inc.	7,836	600,786
Blackline, Inc. (a) (b)	1,595	47,467
Bottomline Technologies de, Inc. (a)	6,670	157,746
Box, Inc. Class A (a) (b)	8,099	132,095
Brightcove, Inc. (a)	5,120	45,568
BroadSoft, Inc. (a)	4,880	196,176
Callidus Software, Inc. (a)	10,116	215,977
Castlight Health, Inc. Class B (a)	7,222	26,360
CommVault Systems, Inc. (a)	6,426	326,441
Computer Programs & Systems, Inc. (b)	1,882	52,696
Cornerstone OnDemand, Inc. (a)	8,360	325,120
Cotiviti Holdings, Inc. (a)	2,112	87,923
Coupa Software, Inc. (a) (b)	1,373	34,874
CSG Systems International, Inc.	5,325	201,338
Digi International, Inc. (a)	4,387	52,205
Ebix, Inc. (b)	4,179	255,964
Envestnet, Inc. (a)	6,905	223,032
Everbridge, Inc. (a) (b)	1,391	28,557
Evolent Health, Inc. Class A (a) (b)	2,568	57,266
Exa Corp. (a)	2,341	29,731

	Number of Shares	Value
Fair Isaac Corp.	5,141	$662,932
Five9, Inc. (a)	5,375	88,473
Glu Mobile, Inc. (a) (b)	17,211	39,069
Guidance Software, Inc. (a)	4,086	24,107
Hortonworks, Inc. (a)	6,961	68,287
HubSpot, Inc. (a)	4,793	290,216
InnerWorkings, Inc. (a)	6,501	64,750
Instructure, Inc. (a) (b)	1,815	42,471
j2 Global, Inc.	7,818	656,008
Jive Software, Inc. (a)	9,656	41,521
LivePerson, Inc. (a)	8,712	59,677
Majesco (a)	1,107	5,712
ManTech International Corp. Class A	4,059	140,563
Medidata Solutions, Inc. (a)	9,128	526,594
MicroStrategy, Inc. Class A (a)	1,577	296,161
MINDBODY, Inc. Class A (a)	2,419	66,402
MobileIron, Inc. (a)	7,420	32,277
Model N, Inc. (a)	3,518	36,763
Monotype Imaging Holdings, Inc.	6,740	135,474
NantHealth, Inc. (a) (b)	992	4,920
New Relic, Inc. (a)	3,643	135,046
Omnicell, Inc. (a)	5,937	241,339
Park City Group, Inc. (a) (b)	2,220	27,417
Paycom Software, Inc. (a) (b)	7,306	420,168
PDF Solutions, Inc. (a)	4,536	102,604
pdvWireless, Inc. (a)	1,547	33,802
Pegasystems, Inc.	5,984	262,398
Planet Payment, Inc. (a)	7,453	29,663
Progress Software Corp.	8,310	241,406
PROS Holdings, Inc. (a)	4,240	102,566
QAD, Inc. Class A	1,634	45,507
Quality Systems, Inc. (a)	8,481	129,251
RealPage, Inc. (a)	8,964	312,844
Rosetta Stone, Inc. (a)	3,494	34,067
Sapiens International Corp. NV (b)	4,125	53,130
SPS Commerce, Inc. (a)	2,717	158,917
Synchronoss Technologies, Inc. (a)	6,862	167,433
Tabula Rasa HealthCare, Inc. (a)	798	10,757
Take-Two Interactive Software, Inc. (a)	16,189	959,522
Verint Systems, Inc. (a)	10,313	447,326
Workiva, Inc. (a) (b)	3,774	59,063
Xactly Corp. (a)	3,912	46,553

		12,516,859

		33,348,745

Utilities — 3.4%
Electric — 1.9%
ALLETE, Inc.	8,238	557,795
Ameresco, Inc. Class A (a)	3,436	22,506
Atlantic Power Corp. (a)	19,184	50,838
Atlantica Yield PLC	9,780	204,989
Avista Corp.	10,523	410,923
Black Hills Corp. (b)	8,571	569,714

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dynegy, Inc. (a)	19,213	$151,014
El Paso Electric Co.	6,692	337,946
EnerNOC, Inc. (a)	4,172	25,032
Genie Energy Ltd. Class B	1,996	14,451
IDACORP, Inc.	8,380	695,205
MGE Energy, Inc.	5,804	377,260
NorthWestern Corp.	8,084	474,531
NRG Yield, Inc. Class A	5,911	102,792
NRG Yield, Inc. Class C (b)	10,557	186,859
Ormat Technologies, Inc.	6,448	368,052
Otter Tail Corp.	6,341	240,324
PNM Resources, Inc.	13,275	491,175
Portland General Electric Co.	14,852	659,726
Spark Energy, Inc. Class A (b)	874	27,924
Unitil Corp.	2,336	105,190

		6,074,246

Gas — 1.2%
Chesapeake Utilities Corp.	2,585	178,882
Delta Natural Gas Co., Inc.	1,159	35,176
New Jersey Resources Corp.	14,253	564,419
Northwest Natural Gas Co.	4,545	268,609
ONE Gas, Inc.	8,655	585,078
South Jersey Industries, Inc.	13,255	472,541
Southwest Gas Holdings, Inc.	7,866	652,170
Spire, Inc.	7,434	501,795
WGL Holdings, Inc.	8,387	692,179

		3,950,849

Water — 0.3%
American States Water Co.	6,096	270,053
Artesian Resources Corp. Class A	1,306	42,523
California Water Service Group	7,996	286,657
Connecticut Water Service, Inc.	1,769	94,022
Consolidated Water Co. Ltd.	2,235	26,038
Global Water Resources, Inc.	1,281	11,145
Middlesex Water Co.	2,670	98,656
SJW Group	2,717	131,014
The York Water Co.	2,090	73,254

		1,033,362

		11,058,457

TOTAL COMMON STOCK (Cost $279,373,300)		316,229,397

TOTAL EQUITIES (Cost $279,373,300)		316,229,397

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. (a) (c)	23,469	44,356

TOTAL RIGHTS (Cost $26,051)		44,356

	Principal Amount	Value
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Industrial — 0.0%
Metal Fabricate & Hardware — 0.0%
Mueller Industries, Inc. 6.000% 3/01/27	$45,000	$44,663

TOTAL CORPORATE DEBT (Cost $45,000)		44,663

TOTAL BONDS & NOTES (Cost $45,000)		44,663

	Number of Shares

MUTUAL FUNDS — 11.7%
Diversified Financial Services — 11.7%
State Street Navigator Securities Lending Prime Portfolio (d)	38,150,827	38,150,827

TOTAL MUTUAL FUNDS (Cost $38,150,827)		38,150,827

TOTAL LONG-TERM INVESTMENTS (Cost $317,595,178)		354,469,243

	Principal Amount
SHORT-TERM INVESTMENTS — 3.9%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (e)	$11,909,746	11,909,746

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	7,540	7,540

U.S. Treasury Bill — 0.3%
U.S. Treasury Bill (f) 0.000% 8/17/17	835,000	832,512

TOTAL SHORT-TERM INVESTMENTS (Cost $12,749,949)		12,749,798

TOTAL INVESTMENTS — 112.3% (Cost $330,345,127) (g)		367,219,041

Other Assets/(Liabilities) — (12.3)%		(40,144,602)

NET ASSETS — 100.0%		$327,074,439

The accompanying notes are an integral part of the financial statements.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $37,054,235 or 11.33% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $55,034 or 0.02% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $11,909,795. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $12,148,808.
(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 95.7%
Basic Materials — 3.3%
Chemicals — 2.9%
Air Products & Chemicals, Inc.	239,000	$32,334,310
Ashland Global Holdings, Inc.	192,000	23,771,520
CF Industries Holdings, Inc.	113,397	3,328,202
FMC Corp.	110,088	7,661,024
RPM International, Inc.	478,000	26,304,340
The Sherwin-Williams Co.	25,229	7,825,783
Valvoline, Inc. (a)	454,000	11,145,700

		112,370,879

Mining — 0.4%
Franco-Nevada Corp.	270,000	17,687,700

		130,058,579

Communications — 2.7%
Internet — 1.9%
Cogent Communications Holdings, Inc.	135,164	5,818,810
Dropbox, Inc. (b) (c)	32,717	337,967
Expedia, Inc.	73,231	9,239,555
Match Group, Inc. (a) (c)	285,000	4,654,050
Snap, Inc. Class A (a) (c)	130,900	2,949,177
TripAdvisor, Inc. (a) (c)	183,000	7,898,280
VeriSign, Inc. (a) (c)	418,000	36,411,980
Zillow Group, Inc. Class A (c)	96,000	3,245,760
Zillow Group, Inc. Class C (c)	101,000	3,400,670

		73,956,249

Media — 0.3%
FactSet Research Systems, Inc.	72,000	11,873,520

Telecommunications — 0.5%
DigitalGlobe, Inc. (c)	540,000	17,685,000

		103,514,769

Consumer, Cyclical — 16.6%
Airlines — 0.3%
United Continental Holdings, Inc. (c)	170,929	12,074,424

Apparel — 0.4%
Carter’s, Inc.	167,000	14,996,600

Auto Manufacturers — 0.6%
Ferrari NV	171,061	12,720,096
Tesla, Inc. (a) (c)	40,000	11,132,000

		23,852,096

Auto Parts & Equipment — 0.3%
WABCO Holdings, Inc. (c)	91,000	10,685,220

Distribution & Wholesale — 0.7%
Beacon Roofing Supply, Inc. (c)	182,035	8,948,841
HD Supply Holdings, Inc. (c)	246,779	10,148,786

	Number of Shares	Value
LKQ Corp. (c)	291,322	$8,526,995

		27,624,622

Entertainment — 0.6%
IMAX Corp. (c)	150,621	5,121,114
Vail Resorts, Inc.	90,000	17,271,000

		22,392,114

Food Services — 0.9%
Aramark	960,694	35,420,788

Leisure Time — 2.2%
Brunswick Corp.	181,822	11,127,506
Norwegian Cruise Line Holdings Ltd. (c)	1,070,000	54,281,100
Royal Caribbean Cruises Ltd.	209,936	20,596,821

		86,005,427

Lodging — 1.9%
Marriott International, Inc. Class A	535,000	50,386,300
MGM Resorts International	923,805	25,312,257

		75,698,557

Retail — 8.7%
AutoZone, Inc. (c)	59,000	42,659,950
Burlington Stores, Inc. (c)	173,000	16,831,170
CarMax, Inc. (a) (c)	448,000	26,530,560
Casey’s General Stores, Inc. (a)	153,000	17,174,250
Coach, Inc.	1,191,000	49,224,030
Dick’s Sporting Goods, Inc.	242,000	11,775,720
Dollar General Corp.	794,293	55,386,051
Dollar Tree, Inc. (c)	80,190	6,291,707
L Brands, Inc.	271,000	12,764,100
The Michaels Cos., Inc. (c)	899,000	20,128,610
O’Reilly Automotive, Inc. (c)	160,935	43,426,701
PVH Corp.	109,000	11,278,230
Ross Stores, Inc.	282,482	18,607,089
Texas Roadhouse, Inc.	94,960	4,228,569

		336,306,737

		645,056,585

Consumer, Non-cyclical — 30.9%
Beverages — 0.2%
Brown-Forman Corp. Class B	87,568	4,043,890
Monster Beverage Corp. (c)	83,081	3,835,850

		7,879,740

Biotechnology — 3.4%
Alkermes PLC (c)	740,832	43,338,672
BioMarin Pharmaceutical, Inc. (c)	96,601	8,479,636
Illumina, Inc. (c)	163,137	27,837,698
Incyte Corp. (c)	261,498	34,954,437
The Medicines Co. (a) (c)	60,853	2,975,712
Vertex Pharmaceuticals, Inc. (c)	142,000	15,527,700

		133,113,855

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 11.0%
Bright Horizons Family Solutions, Inc. (c)	64,378	$4,666,761
Cintas Corp.	136,478	17,269,926
CoreLogic, Inc. (c)	586,072	23,864,852
Equifax, Inc.	497,585	68,039,773
Euronet Worldwide, Inc. (c)	184,640	15,790,413
FleetCor Technologies, Inc. (c)	202,000	30,588,860
Gartner, Inc. (c)	174,633	18,858,618
Global Payments, Inc.	682,713	55,081,285
IHS Markit Ltd. (c)	1,042,000	43,711,900
KAR Auction Services, Inc.	718,905	31,394,581
MacDonald Dettwiler & Associates Ltd.	120,000	6,339,061
Moody’s Corp.	48,908	5,479,652
PAREXEL International Corp. (c)	77,017	4,860,543
Sabre Corp.	721,000	15,277,990
TransUnion (c)	178,000	6,826,300
Vantiv, Inc. Class A (c)	707,691	45,377,147
Verisk Analytics, Inc. (c)	370,000	30,021,800
Wework Cos., Inc. Class A (b) (c)	47,262	2,448,644

		425,898,106

Foods — 1.9%
Blue Buffalo Pet Products, Inc. (a) (c)	473,696	10,895,008
Conagra Brands, Inc.	538,000	21,702,920
Sprouts Farmers Market, Inc. (a) (c)	838,000	19,374,560
TreeHouse Foods, Inc. (a) (c)	270,000	22,858,200

		74,830,688

Health Care – Products — 9.8%
Align Technology, Inc. (c)	71,448	8,195,800
Bruker Corp.	1,018,000	23,749,940
C.R. Bard, Inc.	60,471	15,029,462
The Cooper Cos., Inc.	316,120	63,189,227
DENTSPLY SIRONA, Inc.	507,000	31,657,080
Edwards Lifesciences Corp. (c)	68,295	6,424,511
Henry Schein, Inc. (c)	149,000	25,325,530
Hologic, Inc. (c)	1,225,000	52,123,750
IDEXX Laboratories, Inc. (c)	114,000	17,625,540
Intuitive Surgical, Inc. (c)	47,000	36,024,090
QIAGEN NV (c)	254,697	7,378,572
STERIS PLC	88,788	6,167,214
Teleflex, Inc.	366,394	70,981,510
West Pharmaceutical Services, Inc.	181,000	14,771,410

		378,643,636

Health Care – Services — 2.8%
Acadia Healthcare Co., Inc. (a) (c)	436,218	19,019,105
Envision Healthcare Corp. (c)	514,000	31,518,480
MEDNAX, Inc. (c)	613,000	42,529,940
Quintiles IMS Holdings, Inc. (c)	216,000	17,394,480

		110,462,005

	Number of Shares	Value
Pharmaceuticals — 1.8%
Alnylam Pharmaceuticals, Inc. (a) (c)	152,000	$7,790,000
Catalent, Inc. (c)	683,000	19,342,560
Dexcom, Inc. (c)	21,640	1,833,557
TESARO, Inc. (a) (c)	45,000	6,924,150
Zoetis, Inc.	632,292	33,745,424

		69,635,691

		1,200,463,721

Energy — 1.0%
Oil & Gas — 1.0%
ARC Resources Ltd. (a)	489,000	6,986,502
Carrizo Oil & Gas, Inc. (a) (c)	200,231	5,738,620
Centennial Resource Development, Inc. (b) (c)	124,621	2,151,091
Centennial Resource Development, Inc. Class A (a) (c)	267,000	4,867,410
Concho Resources, Inc. (c)	158,905	20,393,868

		40,137,491

Financial — 8.9%
Banks — 0.6%
Popular, Inc.	80,647	3,284,752
Signature Bank (c)	67,011	9,943,762
Webster Financial Corp.	220,010	11,009,301

		24,237,815

Diversified Financial Services — 4.8%
Alliance Data Systems Corp.	29,558	7,359,942
CBOE Holdings, Inc.	522,000	42,318,540
E*TRADE Financial Corp. (c)	159,004	5,547,650
FNF Group	1,309,000	50,972,460
Intercontinental Exchange, Inc.	118,000	7,064,660
Nasdaq, Inc.	160,976	11,179,783
Raymond James Financial, Inc.	188,057	14,341,227
SEI Investments Co.	94,064	4,744,588
SLM Corp. (c)	591,000	7,151,100
TD Ameritrade Holding Corp.	924,000	35,906,640

		186,586,590

Insurance — 3.1%
Aon PLC	113,225	13,438,675
The Progressive Corp.	923,000	36,163,140
Willis Towers Watson PLC	528,888	69,226,151

		118,827,966

Real Estate Investment Trusts (REITS) — 0.4%
SBA Communications Corp. (c)	125,044	15,051,546

		344,703,917

Industrial — 19.1%
Aerospace & Defense — 1.7%
Harris Corp.	357,000	39,723,390
Rockwell Collins, Inc.	280,000	27,204,800

		66,928,190

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 1.3%
Eagle Materials, Inc.	99,444	$9,659,990
Fortune Brands Home & Security, Inc.	29,816	1,814,304
Martin Marietta Materials, Inc.	134,991	29,461,786
Vulcan Materials Co.	73,992	8,914,556

		49,850,636

Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	46,000	9,384,000
Universal Display Corp.	130,100	11,201,610

		20,585,610

Electronics — 5.8%
Agilent Technologies, Inc.	833,000	44,040,710
Allegion PLC	453,000	34,292,100
Amphenol Corp. Class A	99,474	7,079,565
Flex Ltd. (c)	290,253	4,876,250
Fortive Corp.	448,000	26,978,560
Keysight Technologies, Inc. (c)	1,125,000	40,657,500
Mettler-Toledo International, Inc. (c)	28,000	13,409,480
Sensata Technologies Holding NV (c)	1,071,000	46,770,570
Woodward, Inc.	98,987	6,723,197

		224,827,932

Environmental Controls — 1.3%
Waste Connections, Inc.	575,867	50,802,987

Machinery – Diversified — 3.7%
Cognex Corp.	118,000	9,906,100
IDEX Corp.	500,000	46,755,000
The Middleby Corp. (c)	104,000	14,190,800
Roper Technologies, Inc.	238,000	49,144,620
Wabtec Corp. (a)	40,247	3,139,266
Xylem, Inc.	434,000	21,795,480

		144,931,266

Miscellaneous – Manufacturing — 2.2%
A.O. Smith Corp.	155,112	7,935,530
Colfax Corp. (c)	273,000	10,717,980
Textron, Inc.	1,368,000	65,103,120

		83,756,630

Packaging & Containers — 1.5%
Ardagh Group SA (c)	63,000	1,383,480
Ball Corp.	618,205	45,907,903
Berry Plastics Group, Inc. (c)	176,030	8,549,777

		55,841,160

Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	181,547	16,655,122
Kansas City Southern	257,000	22,040,320
Old Dominion Freight Line, Inc.	59,000	5,048,630

		43,744,072

		741,268,483

	Number of Shares	Value
Technology — 13.2%
Computers — 0.9%
Computer Sciences Corp.	92,491	$6,382,804
Conduent, Inc. (c)	344,488	5,780,508
CSRA, Inc.	517,000	15,142,930
Fortinet, Inc. (c)	118,108	4,529,442
Genpact Ltd.	194,775	4,822,629

		36,658,313

Semiconductors — 3.7%
Integrated Device Technology, Inc. (c)	286,360	6,778,141
KLA-Tencor Corp.	180,000	17,112,600
Lam Research Corp.	105,365	13,524,652
Microchip Technology, Inc.	773,000	57,031,940
NXP Semiconductor NV (c)	209,000	21,631,500
Qorvo, Inc. (c)	177,271	12,153,700
Xilinx, Inc.	241,000	13,951,490

		142,184,023

Software — 8.6%
Activision Blizzard, Inc.	238,445	11,888,868
athenahealth, Inc. (a) (c)	59,000	6,648,710
Atlassian Corp. PLC Class A (c)	511,000	15,304,450
Black Knight Financial Services, Inc. Class A (a) (c)	56,000	2,144,800
Cadence Design Systems, Inc. (c)	458,881	14,408,863
CDK Global, Inc.	265,673	17,271,402
Electronic Arts, Inc. (c)	452,950	40,548,084
Fidelity National Information Services, Inc.	210,000	16,720,200
Fiserv, Inc. (c)	458,000	52,811,980
Guidewire Software, Inc. (c)	129,000	7,266,570
Jack Henry & Associates, Inc.	62,879	5,854,035
MSCI, Inc.	239,000	23,228,410
Red Hat, Inc. (c)	521,607	45,119,005
ServiceNow, Inc. (c)	57,000	4,985,790
Splunk, Inc. (c)	241,000	15,011,890
SS&C Technologies Holdings, Inc	468,000	16,567,200
Tableau Software, Inc. Class A (c)	220,000	10,901,000
Veeva Systems, Inc. Class A (c)	236,000	12,102,080
Workday, Inc. Class A (c)	181,000	15,073,680

		333,857,017

		512,699,353

TOTAL COMMON STOCK (Cost $2,975,519,882)		3,717,902,898

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
Dropbox, Inc. Series A (b) (c)	40,629	419,698
Dropbox, Inc. Series A 1 (b) (c)	199,577	2,061,630

		2,481,328

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Wework, Inc. Series D 1 (b) (c)	83,736	$4,338,362
Wework, Inc. Series D 2 (b) (c)	65,792	3,408,684

		7,747,046

TOTAL PREFERRED STOCK (Cost $4,663,463)		10,228,374

TOTAL EQUITIES (Cost $2,980,183,345)		3,728,131,272

MUTUAL FUNDS — 6.1%
Diversified Financial Services — 6.1%
State Street Navigator Securities Lending Prime Portfolio (d)	186,011,336	186,011,336
T. Rowe Price Government Reserve Investment Fund	50,031,798	50,031,798

TOTAL MUTUAL FUNDS (Cost $236,043,134)		236,043,134

TOTAL LONG-TERM INVESTMENTS (Cost $3,216,226,479)		3,964,174,406

	Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (e)	$134,677,161	134,677,161

TOTAL SHORT-TERM INVESTMENTS (Cost $134,677,161)		134,677,161

TOTAL INVESTMENTS — 105.5% (Cost $3,350,903,640) (f)		4,098,851,567

Other Assets/(Liabilities) — (5.5)%		(213,065,954)

NET ASSETS — 100.0%		$3,885,785,613

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $181,693,031 or 4.68% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $15,166,076 or 0.39% of net assets.
(c)	Non-income producing security.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $134,677,722. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.125%, maturity dates ranging from 8/31/21 – 9/30/21, and an aggregate market value, including accrued interest, of $137,373,658.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 97.6%
Basic Materials — 2.7%
Chemicals — 2.5%
Ferro Corp. (a)	73,700	$1,119,503
Ingevity Corp. (a)	47,799	2,908,569
Methanex Corp.	54,265	2,545,028
Minerals Technologies, Inc.	20,613	1,578,956
Platform Specialty Products Corp. (a)	200,189	2,606,461
PolyOne Corp.	52,411	1,786,691

		12,545,208

Iron & Steel — 0.0%
Cliffs Natural Resources, Inc. (a)	25,520	209,519

Mining — 0.2%
US Silica Holdings, Inc.	16,638	798,458

		13,553,185

Communications — 6.3%
Internet — 3.9%
Dropbox, Inc. (a) (b)	28,181	291,110
GoDaddy, Inc. Class A (a)	29,188	1,106,225
Just Eat PLC (a)	116,166	822,809
Mimecast Ltd. (a) (c)	43,367	970,987
Proofpoint, Inc. (a) (c)	44,558	3,313,333
Q2 Holdings, Inc. (a)	48,500	1,690,225
Shopify, Inc. Class A (a)	48,860	3,326,877
Stamps.com, Inc. (a) (c)	12,146	1,437,479
The Trade Desk, Inc. Class A (a)	16,658	620,511
Wix.com Ltd. (a)	51,120	3,471,048
Zendesk, Inc. (a)	72,250	2,025,890
Zillow Group, Inc. Class C (a)	27,792	935,757

		20,012,251

Media — 0.4%
The New York Times Co. Class A	124,306	1,790,006

Telecommunications — 2.0%
Arista Networks, Inc. (a)	15,147	2,003,493
Ciena Corp. (a)	85,395	2,016,176
Infinera Corp. (a) (c)	52,869	540,850
LogMeIn, Inc.	25,780	2,513,550
Oclaro, Inc. (a) (c)	95,157	934,442
Vonage Holdings Corp. (a)	363,806	2,299,254

		10,307,765

		32,110,022

Consumer, Cyclical — 14.2%
Airlines — 0.7%
Hawaiian Holdings, Inc. (a)	17,490	812,411
Spirit Airlines, Inc. (a)	48,160	2,555,851

		3,368,262

	Number of Shares	Value
Apparel — 1.0%
Canada Goose Holdings, Inc. (a)	8,310	$132,627
Deckers Outdoor Corp. (a)	26,400	1,576,872
Oxford Industries, Inc.	12,676	725,828
Steven Madden Ltd. (a)	33,698	1,299,058
Wolverine World Wide, Inc.	49,706	1,241,159

		4,975,544

Auto Manufacturers — 0.4%
Wabash National Corp. (c)	90,300	1,868,307

Auto Parts & Equipment — 0.6%
Tenneco, Inc.	21,481	1,340,844
Visteon Corp. (a)	18,590	1,820,891

		3,161,735

Distribution & Wholesale — 2.1%
Beacon Roofing Supply, Inc. (a)	62,290	3,062,176
H&E Equipment Services, Inc.	55,720	1,366,254
Pool Corp.	30,480	3,637,179
SiteOne Landscape Supply, Inc. (a) (c)	28,130	1,361,773
WESCO International, Inc. (a)	18,641	1,296,482

		10,723,864

Entertainment — 1.6%
Cinemark Holdings, Inc.	32,827	1,455,549
Marriott Vacations Worldwide Corp.	15,932	1,592,085
National CineMedia, Inc.	123,040	1,553,995
Red Rock Resorts, Inc. Class A	31,290	694,012
Vail Resorts, Inc.	15,950	3,060,805

		8,356,446

Home Furnishing — 0.6%
iRobot Corp. (a) (c)	25,080	1,658,791
La-Z-Boy, Inc.	57,831	1,561,437

		3,220,228

Leisure Time — 1.6%
Acushnet Holdings Corp. (a) (c)	82,082	1,418,377
ClubCorp Holdings, Inc.	50,029	802,965
Fox Factory Holding Corp. (a)	35,106	1,007,542
LCI Industries	13,190	1,316,362
Lindblad Expeditions Holdings, Inc. (a) (c)	170,831	1,530,646
Planet Fitness, Inc. Class A	93,410	1,800,011

		7,875,903

Lodging — 0.3%
Hyatt Hotels Corp. Class A (a)	27,434	1,480,887

Retail — 5.3%
Bloomin’ Brands, Inc.	98,532	1,944,036
Burlington Stores, Inc. (a)	27,700	2,694,933
The Cheesecake Factory, Inc.	27,824	1,762,929
Chico’s FAS, Inc.	142,005	2,016,471

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Children’s Place, Inc. (c)	10,390	$1,247,319
Dave & Buster’s Entertainment, Inc. (a)	29,630	1,810,097
FirstCash, Inc.	33,580	1,650,457
Five Below, Inc. (a)	11,444	495,640
Jack in the Box, Inc.	9,760	992,787
Kate Spade & Co. (a)	108,530	2,521,152
Nu Skin Enterprises, Inc. Class A	36,244	2,012,992
Ollie’s Bargain Outlet Holdings, Inc. (a)	74,420	2,493,070
Panera Bread Co. Class A (a) (c)	11,648	3,050,262
Papa John’s International, Inc.	12,210	977,288
Wingstop, Inc.	48,147	1,361,597

		27,031,030

		72,062,206

Consumer, Non-cyclical — 19.4%
Beverages — 0.2%
MGP Ingredients, Inc. (c)	20,361	1,104,177

Biotechnology — 2.7%
Aduro Biotech, Inc. (a)	69,400	746,050
Alder Biopharmaceuticals, Inc. (a) (c)	29,972	623,418
Bluebird Bio, Inc. (a) (c)	21,311	1,937,170
Blueprint Medicines Corp. (a)	43,288	1,731,087
Cambrex Corp. (a)	16,870	928,693
Exelixis, Inc. (a)	32,530	704,925
Five Prime Therapeutics, Inc. (a)	28,051	1,014,044
Ionis Pharmaceuticals, Inc. (a) (c)	17,791	715,198
Kite Pharma, Inc. (a) (c)	9,340	733,097
Ligand Pharmaceuticals, Inc. (a)	7,240	766,282
Otonomy, Inc. (a)	36,892	451,927
Spark Therapeutics, Inc. (a) (c)	9,526	508,117
Ultragenyx Pharmaceutical, Inc. (a)	41,170	2,790,502

		13,650,510

Commercial Services — 3.1%
Bright Horizons Family Solutions, Inc. (a)	24,040	1,742,660
Cardtronics PLC Class A (a)	49,121	2,296,407
CoStar Group, Inc. (a)	7,340	1,520,995
HealthEquity, Inc. (a)	37,230	1,580,413
MarketAxess Holdings, Inc.	16,860	3,161,081
Monro Muffler Brake, Inc.	21,771	1,134,269
TriNet Group, Inc. (a)	64,281	1,857,721
WEX, Inc. (a)	21,746	2,250,711

		15,544,257

Cosmetics & Personal Care — 0.2%
elf Beauty, Inc. (a) (c)	35,470	1,021,536

Foods — 1.1%
Calavo Growers, Inc. (c)	16,119	976,811
Greencore Group PLC	427,055	1,315,371
Performance Food Group Co. (a)	70,800	1,685,040
Sanderson Farms, Inc. (c)	15,984	1,659,779

		5,637,001

	Number of Shares	Value
Health Care – Products — 8.0%
ABIOMED, Inc. (a)	25,637	$3,209,752
Align Technology, Inc. (a)	23,032	2,642,001
Cantel Medical Corp.	39,080	3,130,308
Glaukos Corp. (a)	12,700	651,510
Globus Medical, Inc. Class A (a)	64,343	1,905,840
Haemonetics Corp. (a)	48,461	1,966,063
ICU Medical, Inc. (a)	7,410	1,131,507
Inogen, Inc. (a)	27,256	2,113,975
Insulet Corp. (a)	117,500	5,063,075
Integra LifeSciences Holdings Corp. (a)	34,820	1,466,967
Masimo Corp. (a)	16,270	1,517,340
MiMedx Group, Inc. (a) (c)	169,900	1,619,147
Nevro Corp. (a) (c)	19,172	1,796,416
NuVasive, Inc. (a)	42,650	3,185,102
NxStage Medical, Inc. (a)	36,400	976,612
Penumbra, Inc. (a)	15,920	1,328,524
Repligen Corp. (a)	45,750	1,610,400
The Spectranetics Corp. (a)	38,560	1,123,060
West Pharmaceutical Services, Inc.	28,250	2,305,482
Wright Medical Group NV (a)	68,380	2,127,986

		40,871,067

Health Care – Services — 1.9%
Acadia Healthcare Co., Inc. (a) (c)	34,639	1,510,260
Kindred Healthcare, Inc.	220,724	1,843,046
LifePoint Health, Inc. (a)	35,576	2,330,228
Molina Healthcare, Inc. (a) (c)	32,694	1,490,846
Teladoc, Inc. (a) (c)	44,400	1,110,000
WellCare Health Plans, Inc. (a)	8,970	1,257,684

		9,542,064

Pharmaceuticals — 2.2%
ACADIA Pharmaceuticals, Inc. (a) (c)	12,830	441,095
Aerie Pharmaceuticals, Inc. (a)	33,438	1,516,413
Aimmune Therapeutics, Inc. (a) (c)	6,500	141,245
Coherus Biosciences, Inc. (a) (c)	14,514	306,971
Dexcom, Inc. (a)	12,567	1,064,802
Galapagos NV (a) (c)	15,403	1,327,585
Global Blood Therapeutics, Inc. (a)	26,970	993,844
Ironwood Pharmaceuticals, Inc. (a) (c)	44,991	767,546
Neogen Corp. (a)	7,200	471,960
Portola Pharmaceuticals, Inc. (a)	22,184	869,391
PRA Health Sciences, Inc. (a)	31,820	2,075,619
TESARO, Inc. (a) (c)	9,171	1,411,142

		11,387,613

		98,758,225

Energy — 3.3%
Energy – Alternate Sources — 0.6%
First Solar, Inc. (a) (c)	37,077	1,004,787

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pattern Energy Group, Inc. (c)	104,092	$2,095,372

		3,100,159

Oil & Gas — 2.3%
Callon Petroleum Co. (a)	226,265	2,977,647
Centennial Resource Development, Inc. (b)	5,688	98,181
Centennial Resource Development, Inc. Class A (a) (c)	54,209	988,230
Delek US Holdings, Inc.	77,277	1,875,513
Oasis Petroleum, Inc. (a)	60,050	856,313
QEP Resources, Inc. (a)	90,271	1,147,345
Resolute Energy Corp. (a) (c)	15,236	615,534
SRC Energy, Inc. (a) (c)	198,177	1,672,614
WPX Energy, Inc. (a)	95,405	1,277,473

		11,508,850

Oil & Gas Services — 0.4%
Forum Energy Technologies, Inc. (a)	58,421	1,209,314
RPC, Inc. (c)	46,170	845,373

		2,054,687

		16,663,696

Financial — 16.5%
Banks — 5.9%
Ameris Bancorp	51,341	2,366,820
ConnectOne Bancorp, Inc.	70,565	1,711,201
F.N.B. Corp.	71,339	1,060,811
FCB Financial Holdings, Inc. Class A (a)	41,669	2,064,699
Great Western Bancorp, Inc.	41,934	1,778,421
MB Financial, Inc.	85,796	3,673,785
Pinnacle Financial Partners, Inc.	31,270	2,077,891
South State Corp.	19,750	1,764,663
State Bank Financial Corp.	67,544	1,764,249
Texas Capital Bancshares, Inc. (a)	48,536	4,050,329
United Community Banks, Inc.	23,404	648,057
Western Alliance Bancorp (a)	143,413	7,040,144

		30,001,070

Diversified Financial Services — 2.5%
Air Lease Corp.	53,138	2,059,097
Blackhawk Network Holdings, Inc. (a)	32,614	1,324,129
Evercore Partners, Inc. Class A	21,900	1,706,010
Financial Engines, Inc. (c)	38,818	1,690,524
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	147,548	2,980,470
SLM Corp. (a)	90,700	1,097,470
WageWorks, Inc. (a)	11,341	819,954
WisdomTree Investments, Inc. (c)	104,579	949,577

		12,627,231

	Number of Shares	Value
Insurance — 2.6%
Assurant, Inc.	9,751	$932,878
Assured Guaranty Ltd.	47,625	1,767,364
eHealth, Inc. (a)	113,921	1,371,609
Essent Group Ltd. (a)	28,850	1,043,504
Horace Mann Educators Corp.	49,594	2,035,834
Kemper Corp.	43,112	1,720,169
MBIA, Inc. (a)	102,591	868,946
MGIC Investment Corp. (a)	242,034	2,451,804
Primerica, Inc.	14,680	1,206,696

		13,398,804

Private Equity — 0.8%
Kennedy-Wilson Holdings, Inc.	177,279	3,935,594

Real Estate Investment Trusts (REITS) — 3.3%
CoreSite Realty Corp.	18,747	1,688,167
LaSalle Hotel Properties	113,688	3,291,268
Life Storage, Inc.	18,667	1,532,934
MFA Financial, Inc.	229,131	1,851,379
Outfront Media, Inc.	76,782	2,038,562
Potlatch Corp.	16,500	754,050
PS Business Parks, Inc.	18,032	2,069,352
Redwood Trust, Inc.	118,347	1,965,744
Rexford Industrial Realty, Inc.	79,441	1,789,011

		16,980,467

Savings & Loans — 1.4%
Pacific Premier Bancorp, Inc. (a)	25,936	999,833
Sterling Bancorp	254,987	6,043,192

		7,043,025

		83,986,191

Industrial — 17.1%
Aerospace & Defense — 1.2%
Astronics Corp. (a)	26,613	844,430
HEICO Corp.	24,730	2,156,456
HEICO Corp. Class A	13,490	1,011,750
Teledyne Technologies, Inc. (a)	16,565	2,094,810

		6,107,446

Building Materials — 1.9%
Armstrong Flooring, Inc. (a)	55,730	1,026,546
Eagle Materials, Inc.	9,450	917,973
Lennox International, Inc.	12,950	2,166,535
Masonite International Corp. (a)	61,163	4,847,168
Summit Materials, Inc. Class A (a)	38,752	957,562

		9,915,784

Electrical Components & Equipment — 0.4%
Littelfuse, Inc.	11,270	1,802,186
SunPower Corp. (a) (c)	69,260	422,486

		2,224,672

Electronics — 1.5%
Coherent, Inc. (a)	18,213	3,745,321

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
II-VI, Inc. (a)	31,728	$1,143,794
Itron, Inc. (a)	15,837	961,306
Watts Water Technologies, Inc. Class A	28,170	1,756,400

		7,606,821

Engineering & Construction — 1.0%
Dycom Industries, Inc. (a) (c)	18,780	1,745,601
Granite Construction, Inc.	29,430	1,477,092
MasTec, Inc. (a)	44,720	1,791,036

		5,013,729

Environmental Controls — 1.0%
Casella Waste Systems, Inc. Class A (a)	79,601	1,123,170
Clean Harbors, Inc. (a)	69,543	3,867,982

		4,991,152

Hand & Machine Tools — 0.9%
Lincoln Electric Holdings, Inc.	19,260	1,672,924
Milacron Holdings Corp. (a)	83,400	1,552,074
Regal Beloit Corp.	15,483	1,171,289

		4,396,287

Machinery – Construction & Mining — 0.6%
Astec Industries, Inc.	18,740	1,152,416
BWX Technologies, Inc.	37,850	1,801,660

		2,954,076

Machinery – Diversified — 2.1%
Altra Industrial Motion Corp.	59,872	2,332,015
Applied Industrial Technologies, Inc.	20,485	1,266,997
Cognex Corp.	26,720	2,243,144
The Middleby Corp. (a)	26,138	3,566,530
Zebra Technologies Corp. Class A (a)	11,644	1,062,515

		10,471,201

Metal Fabricate & Hardware — 1.8%
Advanced Drainage Systems, Inc.	154,032	3,373,301
Mueller Water Products, Inc. Class A	77,150	911,913
RBC Bearings, Inc. (a)	18,190	1,766,067
Rexnord Corp. (a)	51,524	1,189,174
The Timken Co.	45,700	2,065,640

		9,306,095

Miscellaneous – Manufacturing — 1.4%
A.O. Smith Corp.	20,300	1,038,548
John Bean Technologies Corp.	53,303	4,687,999
Trinseo SA	23,070	1,547,997

		7,274,544

Packaging & Containers — 0.9%
Berry Plastics Group, Inc. (a)	41,030	1,992,827
Graphic Packaging Holding Co.	115,115	1,481,530
KapStone Paper and Packaging Corp.	41,053	948,324

		4,422,681

	Number of Shares	Value
Transportation — 2.0%
Kirby Corp. (a)	33,113	$2,336,122
Knight Transportation, Inc.	66,337	2,079,665
Swift Transportation Co. (a) (c)	174,524	3,584,723
XPO Logistics, Inc. (a)	45,370	2,172,769

		10,173,279

Trucking & Leasing — 0.4%
GATX Corp. (c)	30,453	1,856,415

		86,714,182

Technology — 17.5%
Computers — 1.2%
EPAM Systems, Inc. (a)	13,691	1,033,944
Mercury Systems, Inc. (a)	68,390	2,670,629
Nutanix, Inc. Class A (a)	11,063	207,653
VeriFone Systems, Inc. (a)	66,571	1,246,875
Virtusa Corp. (a)	36,590	1,105,750

		6,264,851

Semiconductors — 8.0%
Advanced Micro Devices, Inc. (a)	67,395	980,597
Cavium, Inc. (a)	61,156	4,382,439
Entegris, Inc. (a)	239,309	5,599,831
Impinj, Inc. (a) (c)	57,525	1,741,282
Inphi Corp. (a) (c)	52,070	2,542,057
Integrated Device Technology, Inc. (a)	9,103	215,468
MACOM Technology Solutions Holdings, Inc. (a)	67,178	3,244,697
MaxLinear, Inc. Class A (a)	120,377	3,376,575
Microsemi Corp. (a)	17,560	904,867
MKS Instruments, Inc.	67,339	4,629,556
Monolithic Power Systems, Inc.	53,710	4,946,691
Power Integrations, Inc.	25,800	1,696,350
Semtech Corp. (a)	56,980	1,925,924
Silicon Laboratories, Inc. (a)	26,470	1,946,869
Tower Semiconductor Ltd. (a)	99,935	2,303,502

		40,436,705

Software — 8.3%
2U, Inc. (a) (c)	100,948	4,003,598
Allscripts Healthcare Solutions, Inc. (a)	158,696	2,012,265
Aspen Technology, Inc. (a)	24,598	1,449,314
BroadSoft, Inc. (a)	59,248	2,381,770
Callidus Software, Inc. (a)	91,563	1,954,870
Cotiviti Holdings, Inc. (a)	23,360	972,477
Envestnet, Inc. (a)	14,866	480,172
Evolent Health, Inc. Class A (a) (c)	57,540	1,283,142
Fair Isaac Corp.	17,786	2,293,505
Five9, Inc. (a)	51,392	845,912
Guidewire Software, Inc. (a)	12,593	709,364
HubSpot, Inc. (a)	110,655	6,700,160
PTC, Inc. (a)	55,140	2,897,607

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Take-Two Interactive Software, Inc. (a)	45,150	$2,676,040
Telogis (b)	251,002	798,186
Twilio, Inc. (a) (c)	25,915	748,166
Tyler Technologies, Inc. (a)	8,700	1,344,672
The Ultimate Software Group, Inc. (a)	18,681	3,646,718
Veeva Systems, Inc. Class A (a)	99,790	5,117,231

		42,315,169

		89,016,725

Utilities — 0.6%
Electric — 0.6%
8Point3 Energy Partners LP	87,635	1,189,207
Black Hills Corp. (c)	29,100	1,934,277

		3,123,484

		3,123,484

TOTAL COMMON STOCK (Cost $427,322,639)		495,987,916

PREFERRED STOCK — 1.2%
Communications — 0.6%
Internet — 0.6%
Draftkings, Inc. Series D (a) (b)	53,080	143,316
Draftkings, Inc. Series D 1 (a) (b)	102,640	333,580
The Honest Company, Series D (a) (b)	14,220	498,127
Veracode, Inc. Series 8 (a) (b)	30,294	1,170,560
Zuora, Inc. Series F (a) (b)	194,983	824,778

		2,970,361

Technology — 0.6%
Software — 0.6%
Cloudera, Inc. Series F (a) (b)	38,099	794,364
Docusign, Inc. Series E (Escrow Shares) (a) (b)	8,415	-
Marklogic Corp. Series F (a) (b)	77,018	810,229
Telogis (a) (b)	341,823	1,504,842

		3,109,435

TOTAL PREFERRED STOCK (Cost $5,225,147)		6,079,796

TOTAL EQUITIES (Cost $432,547,786)		502,067,712

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. (a) (b)	20,230	38,235

TOTAL RIGHTS (Cost $22,455)		38,235

	Number of Shares	Value
MUTUAL FUNDS — 11.6%
Diversified Financial Services —11.6%
iShares Russell 2000 Index Fund	34,176	$4,698,516
State Street Navigator Securities Lending Prime Portfolio (d)	54,372,407	54,372,407

		59,070,923

TOTAL MUTUAL FUNDS (Cost $58,987,483)		59,070,923

TOTAL LONG-TERM INVESTMENTS (Cost $491,557,724)		561,176,870

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (e)	$2,525,613	2,525,613

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	9,278	9,278

TOTAL SHORT-TERM INVESTMENTS (Cost $2,534,891)		2,534,891

TOTAL INVESTMENTS — 110.9% (Cost $494,092,615) (f)		563,711,761

Other Assets/(Liabilities) — (10.9)%		(55,370,176)

NET ASSETS — 100.0%		$508,341,585

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $7,305,508 or 1.44% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $53,105,914 or 10.45% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,525,624. Collateralized by U.S. Government Agency obligations with rates ranging from 1.000% – 2.000%, maturity dates ranging from 5/15/18 – 8/31/21, and an aggregate market value, including accrued interest, of $2,579,349.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Australia — 4.1%
Australia & New Zealand Banking Group Ltd.	20,125	$488,803
Goodman Group	36,390	215,229

		704,032

Austria — 1.1%
Erste Group Bank AG	5,892	191,886

Belgium — 2.1%
Anheuser-Busch InBev SA/NV	1,680	184,564
KBC Group NV	2,690	178,482

		363,046

Canada — 1.1%
TransCanada Corp.	3,990	184,131

Cayman Islands — 1.5%
CK Hutchison Holdings Ltd.	20,696	254,566

Chile — 0.6%
Banco Santander Chile Sponsored ADR (Chile)	4,293	107,669

Denmark — 8.3%
Bayer AG	1,273	146,738
Brenntag AG	2,651	148,686
Daimler AG	3,995	295,038
Deutsche Boerse AG (a)	1,982	181,650
HeidelbergCement AG	675	63,195
Infineon Technologies AG	4,954	101,155
Siemens AG	3,566	488,489

		1,424,951

Finland — 1.4%
Outokumpu OYJ	17,857	174,127
UPM-Kymmene OYJ	2,769	65,162

		239,289

France — 14.4%
Air Liquide SA	1,763	201,445
AXA SA	15,120	391,274
BNP Paribas SA	5,930	394,989
Natixis SA	28,969	178,519
Renault SA	2,720	236,310
Sanofi	3,075	278,215
Schneider Electric SE	2,817	206,468
TOTAL SA	11,767	594,456

		2,481,676

Hong Kong — 0.9%
CNOOC Ltd.	125,000	149,604

	Number of Shares	Value
Ireland — 0.8%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	1,772	$147,041

Israel — 1.2%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	6,258	200,819

Italy — 3.3%
Enel SpA	63,443	298,747
Intesa Sanpaolo SpA	52,650	143,004
Telecom Italia SpA (a)	151,863	136,574

		578,325

Japan — 24.1%
Bridgestone Corp.	6,400	259,474
Daikin Industries Ltd.	2,300	231,820
Dentsu, Inc.	2,600	141,411
DMG Mori Co. Ltd.	7,100	111,266
Honda Motor Co. Ltd.	9,700	293,097
Japan Airlines Co. Ltd.	6,100	193,684
Mabuchi Motor Co. Ltd.	3,000	169,454
Mitsubishi Corp.	10,900	236,063
Mitsubishi UFJ Financial Group, Inc.	77,800	491,106
Mitsui Fudosan Co. Ltd.	7,000	149,752
NGK Spark Plug Co. Ltd.	8,200	188,153
Nippon Telegraph & Telephone Corp.	7,700	328,910
Otsuka Corp.	2,800	152,271
Sompo Holdings, Inc.	3,500	128,697
Sony Corp.	3,800	128,911
Sumitomo Electric Industries Ltd.	15,400	256,208
Sumitomo Mitsui Financial Group, Inc.	4,000	145,843
Sumitomo Mitsui Trust Holdings, Inc.	5,100	177,561
Suzuki Motor Corp.	3,500	145,725
Toyota Motor Corp.	1,600	87,072
Yamato Holdings Co. Ltd.	6,100	128,055

		4,144,533

Luxembourg — 1.1%
ArcelorMittal (a)	21,905	183,264

Netherlands — 4.8%
Airbus SE	2,671	203,261
ASR Nederland NV (a)	5,187	147,847
ING Groep NV	21,843	330,012
NN Group NV	4,437	144,312

		825,432

Norway — 1.3%
Norsk Hydro ASA	37,951	220,582

Republic of Korea — 1.1%
Samsung Electronics Co. Ltd.	102	187,858

Singapore — 1.3%
DBS Group Holdings, Ltd.	16,300	226,215

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Spain — 3.0%
Bankia SA	225,876	$256,894
Iberdrola SA	35,895	256,752

		513,646

Sweden — 1.7%
Nordea Bank AB	25,342	289,549

Switzerland — 3.6%
LafargeHolcim Ltd.	2,206	130,611
Roche Holding AG	635	161,992
Zurich Insurance Group AG	1,245	332,387

		624,990

United Kingdom — 16.6%
Barratt Developments PLC	15,340	105,116
InterContinental Hotels Group PLC	1,992	97,539
ITV PLC	52,767	144,984
Lloyds Banking Group PLC	83,683	69,625
National Grid PLC	9,570	121,378
Prudential PLC	13,194	279,099
Rio Tinto PLC	7,824	314,934
Royal Dutch Shell PLC Class A	26,387	694,033
Shire PLC	3,405	198,116
Standard Chartered PLC (a)	29,543	282,734
TechnipFMC PLC (a)	3,504	114,025
Vodafone Group PLC	99,095	257,726
Wolseley PLC	2,785	175,173

		2,854,482

TOTAL COMMON STOCK (Cost $15,013,530)		17,097,586

TOTAL EQUITIES (Cost $15,013,530)		17,097,586

TOTAL LONG-TERM INVESTMENTS (Cost $15,013,530)		17,097,586

TOTAL INVESTMENTS — 99.4% (Cost $15,013,530) (b)		17,097,586

Other Assets/(Liabilities) — 0.6%		96,483

NET ASSETS — 100.0%		$17,194,069

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 95.3%
Australia — 7.2%
The AGL Energy Ltd.	14,827	$298,708
Alumina Ltd. (a)	60,300	82,400
Amcor Ltd.	25,166	289,355
AMP Ltd.	65,039	256,746
APA Group	22,991	157,328
Aristocrat Leisure Ltd.	11,286	154,858
ASX Ltd.	3,940	151,634
Aurizon Holdings Ltd.	42,669	171,049
AusNet Services	34,713	44,630
Australia & New Zealand Banking Group Ltd.	61,970	1,505,147
Bank of Queensland Ltd.	7,299	67,777
Bendigo & Adelaide Bank Ltd.	10,872	100,763
BHP Billiton Ltd.	67,948	1,240,433
Boral Ltd.	26,985	120,294
Brambles Ltd.	34,571	246,557
Caltex Australia Ltd.	5,436	122,283
Challenger Ltd.	13,164	125,800
CIMIC Group Ltd.	1,870	51,278
Coca-Cola Amatil Ltd.	11,723	96,859
Cochlear Ltd.	1,291	133,312
Commonwealth Bank of Australia	36,493	2,393,734
Computershare Ltd.	10,839	115,984
Crown Resorts Ltd.	7,032	63,417
CSL Ltd.	9,636	920,121
Dexus Property Group	20,087	150,212
Domino’s Pizza Enterprises Ltd. (a)	1,179	52,293
DUET Group	56,603	120,628
Flight Centre Travel Group Ltd. (a)	1,073	23,615
Fortescue Metals Group Ltd.	32,357	153,814
Goodman Group	39,785	235,309
The GPT Group	37,098	146,101
Harvey Norman Holdings Ltd.	10,871	37,457
Healthscope Ltd.	33,633	58,282
Incitec Pivot Ltd.	38,954	111,565
Insurance Australia Group Ltd.	49,465	228,221
LendLease Group	11,493	136,732
Macquarie Group Ltd.	6,445	443,644
Medibank Pvt. Ltd.	57,203	123,191
Mirvac Group	83,220	139,222
National Australia Bank Ltd.	56,234	1,427,726
Newcrest Mining Ltd.	16,644	286,066
Orica Ltd.	7,889	106,012
Origin Energy Ltd.	39,469	211,910
Qantas Airways Ltd.	10,777	32,015
QBE Insurance Group Ltd.	29,208	286,435
Ramsay Health Care Ltd.	2,928	156,278
REA Group Ltd.	1,007	45,484

	Number of Shares	Value
Rio Tinto Ltd.	8,924	$411,815
Santos Ltd.	40,488	116,938
Scentre Group	111,867	366,559
Seek Ltd.	7,922	96,342
Sonic Healthcare Ltd.	8,151	137,674
South32 Ltd.	52,452	109,096
South32 Ltd.	65,072	137,056
Stockland	54,541	193,523
Suncorp Group Ltd.	27,997	282,332
Sydney Airport	22,817	117,971
Tabcorp Holdings Ltd.	16,118	58,421
Tatts Group Ltd.	34,753	117,568
Telstra Corp. Ltd.	90,938	323,662
TPG Telecom Ltd. (a)	6,332	33,690
Transurban Group	42,914	382,442
Treasury Wine Estates Ltd.	15,391	143,558
Vicinity Centres	69,046	149,249
Vocus Group Ltd. (a)	9,335	30,769
Wesfarmers Ltd.	23,888	821,266
Westfield Corp.	42,723	289,792
Westpac Banking Corp.	70,862	1,890,881
Woodside Petroleum Ltd.	15,937	389,452
Woolworths Ltd.	27,153	549,175

		20,771,910

Austria — 0.2%
Andritz AG	1,549	77,625
Erste Group Bank AG	6,694	218,005
OMV AG	3,336	131,274
Raiffeisen Bank International AG (b)	2,218	50,396
Voestalpine AG	2,687	105,750

		583,050

Belgium — 1.1%
Ageas	4,440	173,560
Anheuser-Busch InBev SA/NV	16,135	1,772,586
Colruyt SA	1,354	66,474
Groupe Bruxelles Lambert SA	1,643	149,161
KBC Group NV	5,351	355,040
Proximus SADP	3,174	99,601
Solvay SA	1,656	202,374
Telenet Group Holding NV (b)	1,050	62,448
UCB SA	2,842	220,455
Umicore SA	1,967	112,056

		3,213,755

Bermuda — 0.4%
Cheung Kong Infrastructure Holdings Ltd.	14,000	109,871
First Pacific Co. Ltd.	39,750	28,836
Hongkong Land Holdings Ltd.	24,500	188,606
Jardine Matheson Holdings Ltd.	5,400	346,962
Jardine Strategic Holdings Ltd.	4,600	193,203

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kerry Properties Ltd.	13,000	$45,040
Li & Fung Ltd.	114,000	49,501
NWS Holdings Ltd.	29,612	54,019
Shangri-La Asia Ltd.	22,000	32,068
Yue Yuen Industrial Holdings Ltd.	14,500	57,029

		1,105,135

Cayman Islands — 0.6%
ASM Pacific Technology Ltd.	4,700	63,920
Cheung Kong Property Holdings Ltd.	56,745	383,101
CK Hutchison Holdings Ltd.	57,245	704,128
Melco Crown Entertainment Ltd. ADR (Cayman Islands)	3,700	68,598
MGM China Holdings Ltd.	20,000	41,654
Sands China Ltd.	53,600	248,082
WH Group Ltd. (c)	185,072	159,514
Wynn Macau Ltd.	30,400	61,785

		1,730,782

Denmark — 4.0%
AP Moeller — Maersk A/S Class A	85	137,170
AP Moeller — Maersk A/S Class B	145	239,904
Bayer AG	17,513	2,018,716
Brenntag AG	3,438	192,826
Carlsberg A/S Class B	2,396	221,078
Chr Hansen Holding A/S	2,051	131,560
Coloplast A/S Class B	2,472	193,055
Daimler AG	20,384	1,505,398
Danske Bank A/S	14,507	494,775
Deutsche Boerse AG (b)	4,231	387,769
DONG Energy A/S (c)	2,977	114,720
DSV A/S	3,962	205,324
Genmab A/S (b)	1,245	239,969
HeidelbergCement AG	3,159	295,753
Infineon Technologies AG	23,840	486,787
ISS A/S	3,776	142,560
Novo Nordisk A/S Class B	40,464	1,391,126
Novozymes A/S Class B	5,188	205,638
Pandora A/S	2,414	267,464
Siemens AG	16,202	2,219,434
TDC A/S	19,304	99,441
Tryg A/S	2,126	38,571
Vestas Wind Systems A/S	4,653	378,705
William Demant Holding A/S (b)	2,346	49,025

		11,656,768

Finland — 0.9%
Elisa OYJ	3,304	116,926
Fortum OYJ	9,108	144,176
Kone OYJ	7,182	315,527
Metso OYJ (a)	2,127	64,339
Neste OYJ	2,690	104,911
Nokia OYJ	10,433	56,108
Nokia OYJ	112,708	608,146

	Number of Shares	Value
Nokian Renkaat OYJ	2,685	$112,112
Orion OYJ Class B	2,363	123,196
Sampo OYJ	9,408	446,703
Stora Enso OYJ Class R	11,508	136,256
UPM-Kymmene OYJ	11,419	268,719
Wartsila OYJ Abp	3,003	160,602

		2,657,721

France — 9.1%
Accor SA	3,537	147,357
Aeroports de Paris	555	68,580
Air Liquide SA	8,218	939,011
Alstom SA (b)	3,649	108,894
Arkema	1,407	138,958
Atos SE	1,980	244,797
AXA SA	41,012	1,061,303
BNP Paribas SA	22,426	1,493,762
Bollore SA	21,119	81,777
Bollore SA (b)	200	758
Bouygues SA	4,333	176,587
Bureau Veritas SA	5,529	116,642
Cap Gemini SA	3,520	325,305
Carrefour SA	12,217	288,241
Casino Guichard-Perrachon SA	1,070	59,792
Christian Dior SE	1,194	277,708
Cie Generale des Etablissements Michelin	3,852	468,328
CNP Assurances	3,234	65,830
Compagnie de Saint-Gobain	10,525	541,199
Credit Agricole SA	24,203	328,513
Danone SA	12,471	848,654
Dassault Aviation SA	43	54,706
Dassault Systemes SE	2,815	243,810
Edenred	4,455	105,324
Eiffage SA	1,390	108,822
Electricite de France SA (a)	7,119	59,729
Engie SA	33,315	471,481
Essilor International SA	4,365	530,121
Eurazeo SA	733	48,271
Eutelsat Communications SA	3,539	79,120
Fonciere Des Regions	689	57,492
Gecina SA	939	127,425
Groupe Eurotunnel SE	11,036	111,088
Hermes International	582	275,740
ICADE	718	52,554
Iliad SA	601	134,501
Imerys SA	649	55,092
Ingenico Group	1,170	110,303
JCDecaux SA	1,402	49,411
Kering	1,594	412,667
Klepierre	4,577	178,058
L’Oreal SA	5,326	1,023,623
Lagardere S.C.A	2,265	66,715
Legrand SA	5,604	338,129

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	5,900	$1,297,287
Natixis SA	21,458	132,233
Orange SA	42,094	655,036
Pernod Ricard SA	4,474	529,531
Peugeot SA (b)	10,883	219,439
Publicis Groupe SA	4,131	288,698
Remy Cointreau SA	403	39,458
Renault SA	4,082	354,639
Rexel SA	6,967	126,689
Safran SA	6,585	491,974
Sanofi	24,577	2,223,641
Schneider Electric SE	253	18,465
Schneider Electric SE	11,623	851,892
SCOR SE	3,693	139,767
SEB SA	469	65,527
SFR Group SA (b)	1,690	53,171
Societe BIC SA	538	67,037
Societe Generale SA	16,209	824,331
Sodexo SA	2,065	242,891
Suez	7,710	121,776
Thales SA	2,364	228,644
TOTAL SA	47,630	2,406,217
Unibail-Rodamco SE (a)	348	81,205
Unibail-Rodamco SE	1,744	407,635
Valeo SA	5,075	338,457
Veolia Environnement SA	9,955	186,494
Vinci SA	10,722	850,858
Vivendi SA	21,640	421,071
Wendel SA	536	67,910
Zodiac Aerospace	4,613	115,463

		26,323,614

Germany — 6.0%
Adidas AG	3,976	756,124
Allianz SE	9,677	1,792,549
Axel Springer SE	777	42,929
BASF SE	19,451	1,928,120
Bayerische Motoren Werke AG	7,155	652,684
Beiersdorf AG	2,241	212,149
Commerzbank AG	23,834	215,380
Continental AG	2,317	507,950
Covestro AG (c)	1,988	153,098
Deutsche Bank AG (b)	29,728	512,178
Deutsche Lufthansa AG Registered	4,597	74,542
Deutsche Post AG Registered	20,742	710,114
Deutsche Telekom AG	69,252	1,213,447
Deutsche Wohnen AG	7,375	242,857
E.ON SE	46,690	371,126
Evonik Industries AG	3,395	110,734
Fraport AG Frankfurt Airport Services Worldwide	750	53,082
Fresenius Medical Care AG & Co. KGaA	4,520	381,174

	Number of Shares	Value
Fresenius SE & Co. KGaA	8,659	$695,488
GEA Group AG	3,793	161,056
Hannover Rueck SE	1,249	144,029
Henkel AG & Co. KGaA	2,271	252,324
Hochtief AG	451	74,570
Hugo Boss AG	1,405	102,389
Innogy SE (b) (c)	2,723	102,790
K+S AG	4,045	94,028
LANXESS AG	1,892	126,983
Linde AG	4,012	667,811
MAN SE	750	77,361
Merck KGaA	2,768	315,255
Metro AG	3,652	116,802
Muenchener Rueckversicherungs-Gesellschaft AG Registered	3,398	664,930
OSRAM Licht AG	1,848	115,857
ProSiebenSat.1 Media SE	4,858	215,100
RWE AG (b)	10,161	168,410
SAP SE	20,816	2,042,554
Symrise AG	2,563	170,451
Telefonica Deutschland Holding AG	18,354	91,078
ThyssenKrupp AG	8,236	201,677
TUI AG	4,761	65,873
TUI AG	5,511	76,479
United Internet AG	2,549	112,779
Volkswagen AG	674	100,447
Vonovia SE	9,785	344,835
Zalando SE (b) (c)	1,629	65,910

		17,297,503

Hong Kong — 2.4%
AIA Group Ltd.	255,180	1,608,447
The Bank of East Asia Ltd.	25,515	105,613
BOC Hong Kong Holdings Ltd.	80,000	326,769
Cathay Pacific Airways Ltd.	24,000	34,841
CLP Holdings Ltd.	35,499	371,365
Galaxy Entertainment Group Ltd.	51,000	278,839
Hang Lung Group Ltd.	18,000	76,799
Hang Lung Properties Ltd.	51,000	132,825
Hang Seng Bank Ltd.	16,000	324,508
Henderson Land Development Co. Ltd.	22,442	139,020
HK Electric Investments & HK Electric Investments Ltd. (c)	50,706	46,780
HKT Trust & HKT Ltd.	79,840	103,355
Hong Kong & China Gas Co. Ltd.	163,751	327,406
Hong Kong Exchanges & Clearing Ltd.	24,539	617,502
Hysan Development Co. Ltd.	12,035	54,605
The Link REIT	46,723	327,300
MTR Corp.	30,456	171,038
New World Development Ltd.	127,111	156,722
PCCW Ltd.	80,136	47,270
Power Assets Holdings Ltd.	30,500	263,076

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sino Land Co. Ltd.	64,044	$112,222
SJM Holdings Ltd.	46,000	37,455
Sun Hung Kai Properties Ltd.	31,258	459,224
Swire Pacific Ltd. Class A	12,500	125,109
Swire Properties Ltd.	22,396	71,748
Techtronic Industries Co.	28,403	114,849
The Wharf Holdings Ltd.	29,000	248,842
Wheelock & Co. Ltd.	17,000	134,401

		6,817,930

Ireland — 0.5%
Bank of Ireland (b)	609,114	152,618
CRH PLC	1,480	52,197
CRH PLC	16,082	566,884
DCC PLC	1,844	162,382
James Hardie Industries PLC	9,163	143,943
Kerry Group PLC Class A	3,472	273,346
Paddy Power Betfair PLC	1,658	178,032

		1,529,402

Israel — 0.6%
Azrieli Group Ltd.	811	43,183
Bank Hapoalim B.M.	22,074	134,471
Bank Leumi Le-Israel BM (b)	29,930	132,122
Bezeq Israeli Telecommunication Corp. Ltd.	42,120	75,660
Check Point Software Technologies Ltd. (b)	2,800	287,448
Elbit Systems Ltd.	493	56,377
Frutarom Industries Ltd.	810	45,199
Israel Chemicals Ltd.	9,724	41,311
Mizrahi Tefahot Bank Ltd.	2,615	44,329
Nice Ltd.	1,439	97,640
Taro Pharmaceutical Industries Ltd. (a) (b)	300	34,986
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	19,693	631,948

		1,624,674

Italy — 1.8%
Assicurazioni Generali SpA	24,591	390,882
Atlantia SpA	8,617	222,464
Enel SpA	161,003	758,147
Eni SpA	53,749	880,931
Intesa Sanpaolo SpA	267,795	727,367
Intesa Sanpaolo SpA	17,866	45,439
Leonardo SpA (b)	8,478	120,201
Luxottica Group SpA	3,815	210,597
Mediobanca SpA	13,109	118,170
Poste Italiane SpA (c)	9,752	65,021
Prysmian SpA	4,451	117,663
Saipem SpA (b)	115,786	52,559
Snam SpA	54,383	235,199
Telecom Italia SpA (b)	245,563	220,841

	Number of Shares	Value
Telecom Italia SpA — RSP	141,895	$103,662
Terna Rete Elettrica Nazionale SpA	31,074	154,148
UniCredit SpA	39,876	614,699
UnipolSai SpA	21,208	46,788

		5,084,778

Japan — 22.5%
ABC-Mart, Inc.	600	35,153
Acom Co. Ltd. (a) (b)	7,500	30,041
Aeon Co. Ltd.	13,600	198,810
AEON Financial Service Co, Ltd. (a)	2,100	39,708
Aeon Mall Co. Ltd.	2,200	34,706
Air Water, Inc.	3,000	55,522
Aisin Seiki Co.	4,300	211,836
Ajinomoto Co., Inc.	11,700	231,198
Alfresa Holdings Corp.	3,800	65,966
All Nippon Airways Co. Ltd.	24,000	73,362
Alps Electric Co. Ltd.	4,300	122,385
Amada Holdings Co. Ltd.	6,900	78,996
Aozora Bank Ltd.	25,000	92,200
Asahi Glass Co. Ltd.	21,000	170,578
Asahi Group Holdings Ltd.	8,400	317,941
Asahi Kasei Corp.	27,000	262,453
Asics Corp.	3,000	48,276
Astellas Pharma, Inc.	45,400	599,097
Bandai Namco Holdings, Inc.	4,100	122,836
The Bank of Kyoto Ltd. (a)	6,000	43,850
Benesse Holdings, Inc. (a)	1,300	40,770
Bridgestone Corp.	13,700	555,437
Brother Industries Ltd.	5,600	117,451
Calbee, Inc. (a)	1,500	51,248
Canon, Inc.	22,500	704,931
Casio Computer Co. Ltd. (a)	4,400	61,430
Central Japan Railway Co.	3,100	506,706
The Chiba Bank Ltd. (a)	15,000	96,689
Chubu Electric Power Co., Inc.	14,600	196,195
Chugai Pharmaceutical Co. Ltd.	4,600	158,440
The Chugoku Bank Ltd. (a)	3,200	46,705
The Chugoku Electric Power Co., Inc. (a)	5,400	59,845
Coca-Cola West Co. Ltd.	2,600	83,934
Concordia Financial Group Ltd.	24,200	112,508
Credit Saison Co. Ltd.	2,800	50,148
CYBERDYNE, Inc. (a) (b)	2,000	28,750
Dai Nippon Printing Co. Ltd.	11,000	118,855
The Dai-ichi Life Holdings, Inc.	22,700	409,231
Daicel Corp.	6,900	83,408
Daiichi Sankyo Co. Ltd.	13,000	293,277
Daikin Industries Ltd.	5,100	514,036
Daito Trust Construction Co. Ltd.	1,500	206,277
Daiwa House Industry Co. Ltd.	12,200	351,143
Daiwa House REIT Investment Co.	28	72,819
Daiwa Securities Group, Inc.	37,000	226,055
DeNA Co. Ltd. (a)	2,200	44,718

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Denso Corp.	10,000	$441,167
Dentsu, Inc.	4,800	261,066
Don Quijote Holdings Co. Ltd.	2,500	86,832
East Japan Railway	7,100	619,414
Eisai Co. Ltd.	5,400	280,187
Electric Power Development Co. Ltd.	2,800	65,620
FamilyMart UNY Holdings Co. Ltd.	1,900	113,298
FANUC Corp.	4,100	842,651
Fast Retailing Co., Ltd.	1,100	346,190
Fuji Electric Co. Ltd.	11,000	65,545
Fuji Heavy Industries Ltd.	13,300	489,709
FUJIFILM Holdings Corp.	9,200	360,249
Fujitsu LTD	41,000	251,548
Fukuoka Financial Group, Inc.	15,000	65,140
The Hachijuni Bank Ltd.	7,700	43,639
Hakuhodo DY Holdings, Inc.	4,100	48,727
Hamamatsu Photonics KK	3,400	98,057
Hankyu Hanshin Holdings, Inc.	5,000	162,878
Hikari Tsushin, Inc.	400	39,142
Hino Motors Ltd.	4,900	59,488
Hirose Electric Co. Ltd.	700	97,095
The Hiroshima Bank Ltd.	9,000	38,371
Hisamitsu Pharmaceutical Co., Inc.	1,200	68,736
Hitachi Chemical Co. Ltd.	2,000	55,461
Hitachi Construction Machinery Co. Ltd.	2,100	52,516
Hitachi High-Technologies Corp.	1,300	53,078
Hitachi Ltd.	102,000	554,068
Hitachi Metals Ltd.	4,100	57,688
Hokuriku Electric Power Co. (a)	3,300	32,144
Honda Motor Co. Ltd.	34,500	1,042,459
Hoshizaki Corp.	1,000	78,851
Hoya Corp.	8,500	410,046
Hulic Co. Ltd.	5,600	52,778
Idemitsu Kosan Co. Ltd.	1,700	59,260
IHI Corp. (b)	35,000	110,704
Iida Group Holdings Co. Ltd.	2,900	44,578
Inpex Corp.	21,200	209,143
Isetan Mitsukoshi Holdings Ltd. (a)	8,100	89,143
Isuzu Motors Ltd.	12,300	163,425
ITOCHU Corp. (a)	31,500	447,893
J Front Retailing Co. Ltd.	5,900	87,700
Japan Airlines Co. Ltd.	2,400	76,204
Japan Airport Terminal Co. Ltd. (a)	900	31,347
Japan Exchange Group, Inc.	10,800	154,147
Japan Post Bank Co. Ltd.	8,300	103,176
Japan Post Holdings Co. Ltd.	10,400	130,751
Japan Prime Realty Investment Corp.	16	61,951
Japan Real Estate Investment Corp.	27	143,090
Japan Retail Fund Investment Corp.	59	115,805
Japan Tobacco, Inc.	23,200	755,220
JFE Holdings, Inc.	11,700	201,313
JGC Corp.	4,200	73,268

	Number of Shares	Value
JSR Corp.	3,700	$62,539
JTEKT Corp.	5,400	84,169
JX Holdings, Inc. (a)	47,500	234,179
Kajima Corp.	19,000	124,221
Kakaku.com, Inc. (a)	2,700	36,732
Kamigumi Co. Ltd.	5,000	43,281
Kaneka Corp.	5,000	37,374
The Kansai Electric Power Co., Inc.	14,600	179,573
Kansai Paint Co. Ltd.	5,100	108,430
Kao Corp.	10,600	582,262
Kawasaki Heavy Industries Ltd.	34,000	103,604
KDDI Corp.	38,800	1,019,467
Keihan Holdings Co, Ltd. (a)	10,000	61,278
Keikyu Corp. (a)	11,000	120,971
Keio Corp. (a)	12,000	95,215
Keisei Electric Railway Co. Ltd.	2,900	67,406
Keyence Corp.	2,000	802,230
Kikkoman Corp.	3,000	89,762
Kintetsu Group Holdings Co. Ltd. (a)	41,000	147,921
Kirin Holdings Co. Ltd.	17,800	336,308
Kobe Steel Ltd. (b)	6,000	54,905
Koito Manufacturing Co. Ltd.	2,300	119,908
Komatsu Ltd.	19,400	507,514
Konami Holdings Corp. (a)	1,900	80,766
Konica Minolta, Inc.	10,700	96,019
Kose Corp.	600	54,408
Kubota Corp.	22,200	334,156
Kuraray Co. Ltd.	7,400	112,538
Kurita Water Industries Ltd.	1,900	46,048
Kyocera Corp.	6,700	374,230
Kyowa Hakko Kirin Co. Ltd.	5,300	84,105
Kyushu Electric Power Co, Inc. (a)	10,000	106,899
Kyushu Financial Group, Inc.	6,700	41,108
Lawson, Inc.	1,000	67,876
LINE Corp. (a) (b)	900	34,648
Lion Corp.	5,000	90,001
Lixil Group Corp.	5,500	139,829
M3, Inc.	4,100	101,917
Mabuchi Motor Co. Ltd.	900	50,836
Makita Corp.	4,600	161,400
Marubeni Corp.	36,600	225,874
Marui Group Co. Ltd. (a)	4,000	54,485
Maruichi Steel Tube Ltd.	1,100	31,348
Mazda Motor Corp.	12,900	186,421
McDonald’s Holdings Co. Japan Ltd. (a)	1,300	37,981
Mebuki Financial Group Inc.	19,500	78,168
Medipal Holdings Corp.	3,300	51,853
MEIJI Holdings Co. Ltd.	2,400	200,047
Minebea Mitsumi, Inc.	8,600	115,173
Miraca Holdings, Inc.	1,100	50,698
MISUMI Group, Inc.	5,600	101,479
Mitsubishi Chemical Holding Corp.	30,100	233,568

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsubishi Corp.	31,900	$690,863
Mitsubishi Electric Corp.	40,800	586,921
Mitsubishi Estate Co. Ltd.	26,000	475,461
Mitsubishi Gas Chemical Co., Inc.	3,500	72,865
Mitsubishi Heavy Industries Ltd.	70,000	281,705
Mitsubishi Logistics Corp. (a)	2,000	27,612
Mitsubishi Materials Corp.	2,700	81,810
Mitsubishi Motors Corp.	13,700	82,552
Mitsubishi Tanabe Pharma Corp. (a)	5,300	110,513
Mitsubishi UFJ Financial Group, Inc.	270,000	1,704,354
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,500	42,503
Mitsui & Co. Ltd.	36,000	522,834
Mitsui Chemicals, Inc.	19,000	94,128
Mitsui Fudosan Co. Ltd.	19,000	406,471
Mitsui OSK Lines Ltd.	23,000	72,563
Mitsui Sumitomo Insurance Group Holdings, Inc.	10,600	338,302
Mixi, Inc.	900	43,431
Mizuho Financial Group, Inc.	509,800	936,806
Murata Manufacturing Co. Ltd.	4,000	570,670
Nabtesco Corp.	2,800	74,335
Nagoya Railroad Co. Ltd. (a)	18,000	81,186
NEC Corp. (a)	54,000	130,308
Nexon Co. Ltd.	3,300	52,568
NGK Insulators Ltd.	6,000	136,200
NGK Spark Plug Co. Ltd.	4,300	98,666
NH Foods Ltd.	4,000	107,441
Nidec Corp.	5,000	476,693
Nikon Corp.	7,800	113,274
Nintendo Co. Ltd.	2,400	558,208
Nippon Building Fund, Inc.	29	158,605
Nippon Electric Glass Co. Ltd.	8,000	48,482
Nippon Express Co. Ltd.	17,000	87,516
Nippon Paint Holdings Co. Ltd.	3,800	132,377
Nippon Prologis REIT, Inc.	30	65,020
Nippon Steel & Sumitomo Metal Corp.	17,000	393,358
Nippon Telegraph & Telephone Corp.	14,600	623,648
Nippon Yusen KK (b)	33,000	69,871
Nissan Chemical Industries Ltd.	2,500	72,932
Nissan Motor Co. Ltd.	51,000	493,025
Nisshin Seifun Group, Inc.	3,700	55,374
Nissin Foods Holdings Co. Ltd.	1,100	60,950
Nitori Holdings Co. Ltd.	1,800	227,614
Nitto Denko Corp.	3,600	278,757
NOK Corp.	1,800	41,847
Nomura Holdings, Inc.	76,500	477,267
Nomura Real Estate Holdings, Inc.	2,400	38,323
Nomura Real Estate Master Fund, Inc.	83	128,910
Nomura Research Institute Ltd.	3,100	114,414
NSK Ltd.	10,000	143,695
NTT Data Corp.	2,600	123,638
NTT DOCOMO, Inc.	29,200	680,526

	Number of Shares	Value
Obayashi Corp.	13,400	$125,716
Obic Co. Ltd.	1,600	76,353
Odakyu Electric Railway Co. Ltd. (a)	6,800	132,537
Oji Holdings Corp.	17,000	79,708
Olympus Corp.	6,500	250,552
Omron Corp.	4,000	175,996
Ono Pharmaceutical Co. Ltd.	9,300	192,808
Oracle Corp.	700	40,058
Oriental Land Co. Ltd. (a)	4,800	275,546
ORIX Corp.	27,900	414,171
Osaka Gas Co. Ltd.	39,000	148,403
Otsuka Corp.	1,000	54,382
Otsuka Holdings Co. Ltd.	8,200	370,633
Panasonic Corp.	46,500	527,007
Park24 Co. Ltd.	1,900	49,786
Pola Orbis Holdings, Inc.	1,600	38,679
Rakuten, Inc.	21,000	210,728
Recruit Holdings Co. Ltd.	7,700	393,453
Resona Holdings, Inc.	48,200	259,685
Ricoh Co. Ltd. (a)	14,000	115,423
Rinnai Corp.	700	55,805
Rohm Co. Ltd.	2,000	133,379
Ryohin Keikaku Co. Ltd.	500	109,653
Sankyo Co. Ltd.	900	30,164
Santen Pharmaceutical Co. Ltd.	8,600	124,744
SBI Holdings, Inc.	4,642	64,866
Secom Co. Ltd.	4,500	322,868
Sega Sammy Holdings, Inc.	3,600	48,331
Seibu Holdings, Inc.	3,300	54,575
Seiko Epson Corp.	6,400	135,068
Sekisui Chemical Co. Ltd.	9,200	154,937
Sekisui House Ltd.	13,500	222,510
Seven & I Holdings Co. Ltd.	15,900	625,058
Seven Bank Ltd. (a)	10,800	35,376
Sharp Corp. (a) (b)	31,000	131,502
Shimadzu Corp.	5,000	79,632
Shimamura Co. Ltd.	500	66,131
Shimano, Inc.	1,600	234,006
Shimizu Corp.	11,000	98,972
Shin-Etsu Chemical Co. Ltd.	8,200	713,126
Shinsei Bank Ltd. (a)	34,000	62,781
Shionogi & Co. Ltd.	6,400	331,123
Shiseido Co. Ltd.	8,200	216,199
The Shizuoka Bank Ltd.	11,000	89,784
Showa Shell Sekiyu KK	3,500	35,511
SMC Corp.	1,200	356,161
SoftBank Group Corp.	17,500	1,239,453
Sohgo Security Services Co. Ltd.	1,500	56,077
Sompo Holdings, Inc.	7,600	279,456
Sony Corp.	26,700	905,773
Sony Financial Holdings, Inc. (a)	3,300	53,252
Stanley Electric Co. Ltd.	3,600	102,919
Start Today Co. Ltd.	4,200	92,877

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sumitomo Chemical Co. Ltd.	33,000	$185,108
Sumitomo Corp.	25,500	343,613
Sumitomo Dainippon Pharma Co. Ltd. (a)	3,000	49,623
Sumitomo Electric Industries Ltd.	16,500	274,509
Sumitomo Heavy Industries Ltd.	12,000	83,918
Sumitomo Metal Mining Co. Ltd.	11,000	156,649
Sumitomo Mitsui Financial Group, Inc.	28,400	1,035,482
Sumitomo Mitsui Trust Holdings, Inc.	7,100	247,193
Sumitomo Realty & Development Co. Ltd.	8,000	208,284
Sumitomo Rubber Industries Ltd.	3,300	56,422
Sundrug Co. Ltd.	1,400	46,985
Suntory Beverage & Food Ltd.	2,800	118,104
Suruga Bank Ltd.	4,200	88,670
Suzuken Co. Ltd.	1,500	49,322
Suzuki Motor Corp.	7,500	312,268
Sysmex Corp.	3,300	200,546
T&D Holdings, Inc.	13,000	189,665
Taiheiyo Cement Corp.	24,000	80,459
Taisei Corp.	21,000	153,205
Taisho Pharmaceutical Holdings Co. Ltd.	700	56,963
Taiyo Nippon Sanso Corp.	2,500	29,345
Takashimaya Co. Ltd.	6,000	52,589
Takeda Pharmaceutical Co. Ltd.	15,000	705,730
TDK Corp.	2,700	171,509
Teijin Ltd.	3,600	68,047
Terumo Corp.	7,500	260,921
THK Co. Ltd.	2,300	58,133
Tobu Railway Co. Ltd.	19,000	96,481
Toho Co. Ltd.	2,300	61,101
Toho Gas Co. Ltd. (a)	7,000	49,618
Tohoku Electric Power Co., Inc.	9,400	127,522
Tokio Marine Holdings, Inc.	14,400	609,680
The Tokyo Electric Power Co Holdings, Inc. (b)	33,100	129,885
Tokyo Electron Ltd.	3,400	372,280
Tokyo Gas Co. Ltd.	43,000	195,972
Tokyo Tatemono Co. Ltd.	4,000	52,874
Tokyu Corp.	24,000	170,192
Tokyu Fudosan Holdings Corp.	9,700	52,730
TonenGeneral Sekiyu KK (d)	6,000	70,062
Toppan Printing Co. Ltd.	11,000	112,372
Toray Industries, Inc. (a)	31,000	275,365
Toshiba Corp. (a) (b)	88,000	190,738
TOTO Ltd. (a)	2,900	109,841
Toyo Seikan Group Holdings Ltd.	3,100	50,564
Toyo Suisan Kaisha Ltd.	1,700	63,409
Toyoda Gosei Co. Ltd.	1,300	33,155
Toyota Industries Corp.	3,400	169,483

	Number of Shares	Value
Toyota Motor Corp.	55,300	$3,009,411
Toyota Tsusho Corp.	4,800	145,715
Trend Micro, Inc.	2,400	106,950
Tsuruha Holdings, Inc.	700	64,839
Unicharm Corp.	8,400	201,523
United Urban Investment Corp.	69	105,977
USS Co. Ltd.	4,500	75,153
West Japan Railway Co.	3,600	234,484
Yahoo! Japan Corp. (a)	29,500	136,661
Yakult Honsha Co. Ltd.	1,800	100,066
Yamada Denki Co. Ltd. (a)	12,600	63,019
Yamaguchi Financial Group, Inc. (a)	4,000	43,474
Yamaha Corp.	3,400	93,584
Yamaha Motor Co. Ltd.	5,800	140,208
Yamato Holdings Co. Ltd.	7,800	163,742
Yamazaki Baking Co. Ltd.	2,500	51,521
Yaskawa Electric Corp.	5,200	104,640
Yokogawa Electric Corp.	4,400	69,451
The Yokohama Rubber Co. Ltd.	2,100	41,226

		64,690,319

Luxembourg — 0.3%
ArcelorMittal (b)	38,635	323,232
Eurofins Scientific SE	223	97,050
Millicom International Cellular SA	1,614	90,010
RTL Group	709	57,105
SES SA	7,563	176,052
Tenaris SA	9,801	167,621

		911,070

Mauritius — 0.0%
Golden Agri-Resources Ltd.	136,900	37,645

Netherlands — 4.0%
ABN AMRO Group NV (c)	5,846	141,808
Aegon NV	36,797	187,219
AerCap Holdings NV (b)	3,200	147,104
Airbus SE	12,250	932,218
Akzo Nobel NV	5,305	439,669
Altice NV Class A (b)	7,685	173,766
Altice NV Class B (b)	2,109	47,676
ASML Holding NV	7,892	1,046,795
Boskalis Westminster	1,983	68,384
CNH Industrial NV	22,746	219,361
EXOR NV	2,500	129,298
Ferrari NV	968	72,029
Ferrari NV	1,554	115,555
Fiat Chrysler Automobiles NV (b)	3,280	35,670
Fiat Chrysler Automobiles NV (b)	15,554	170,005
Gemalto NV	1,668	93,167
Gemalto NV	216	12,070
Heineken Holding NV	2,094	166,522
Heineken NV	4,846	412,396
ING Groep NV	82,057	1,239,747
Koninklijke Ahold Delhaize NV	27,012	578,113

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Koninklijke DSM NV	3,973	$268,664
Koninklijke KPN NV	76,394	230,005
Koninklijke Philips NV	20,005	643,055
Koninklijke Vopak NV	1,359	59,318
Mobileye NV (b)	3,900	239,460
NN Group NV	6,828	222,079
NXP Semiconductor NV (b)	6,345	656,708
QIAGEN NV	5,022	145,777
Randstad Holding NV (a)	2,466	142,285
RELX NV	21,398	397,549
STMicroelectronics NV	13,200	202,026
Unilever NV	34,493	1,713,603
Wolters Kluwer NV	6,537	271,653

		11,620,754

New Zealand — 0.2%
Auckland International Airport Ltd.	22,046	104,035
Contact Energy Ltd.	13,826	48,990
Fletcher Building Ltd.	16,098	93,547
Mercury NZ Ltd.	13,427	29,655
Meridian Energy Ltd.	24,301	47,651
Ryman Healthcare Ltd.	7,231	42,427
Spark New Zealand Ltd.	42,626	104,240

		470,545

Norway — 0.6%
DNB ASA	20,515	325,237
Gjensidige Forsikring ASA	4,284	65,269
Marine Harvest ASA	7,889	120,184
Norsk Hydro ASA	27,951	162,459
Orkla ASA	16,908	151,352
Schibsted ASA Class A	1,414	36,431
Schibsted ASA Class B	1,666	38,128
StatoilHydro ASA	23,754	408,280
Telenor ASA	16,376	272,605
Yara International ASA	3,678	141,639

		1,721,584

Papua New Guinea — 0.1%
Oil Search Ltd.	28,414	156,058

Portugal — 0.2%
Banco Espirito Santo SA Registered (b) (d)	39,664	423
EDP — Energias de Portugal SA	53,864	182,575
Galp Energia SGPS SA	11,275	171,255
Jeronimo Martins SGPS SA	5,319	95,217

		449,470

Singapore — 1.2%
Ascendas Real Estate Investment Trust	49,600	89,354
CapitaLand Commercial Trust	39,900	44,149
CapitaLand Commercial Trust	47,300	66,652
Capitaland Ltd.	57,600	149,475

	Number of Shares	Value
City Developments Ltd.	7,800	$56,925
ComfortDelGro Corp. Ltd.	43,900	80,343
DBS Group Holdings, Ltd.	38,751	537,794
Genting Singapore PLC	144,000	105,002
Global Logistic Properties Ltd.	61,000	121,327
Hutchison Port Holdings Trust	100,300	41,624
Jardine Cycle & Carriage Ltd.	1,877	58,855
Keppel Corp. Ltd.	30,400	150,982
Oversea-Chinese Banking Corp. Ltd.	66,183	460,208
SATS Ltd.	13,600	47,456
SembCorp Industries Ltd.	18,800	42,769
Singapore Airlines Ltd.	11,000	79,187
Singapore Exchange Ltd.	16,400	90,327
Singapore Press Holdings Ltd. (a)	30,800	78,165
Singapore Technologies Engineering Ltd.	37,300	99,523
Singapore Telecommunications Ltd.	176,200	494,001
StarHub Ltd. (a)	11,100	22,801
Suntec Real Estate Investment Trust	45,800	58,685
United Overseas Bank Ltd.	27,673	437,713
UOL Group Ltd.	8,976	44,760
Wilmar International Ltd.	44,500	112,204
Yangzijiang Shipbuilding Holdings Ltd.	31,300	25,285

		3,595,566

Spain — 3.2%
Abertis Infraestructuras SA	14,414	232,202
ACS Actividades de Construccion y Servicios SA	4,390	149,383
Aena SA (c)	1,464	231,627
Amadeus IT Group SA	9,237	468,329
Banco Bilbao Vizcaya Argentaria SA	138,859	1,076,922
Banco de Sabadell SA	111,194	203,816
Banco Popular Espanol SA (a)	63,894	62,027
Banco Santander SA	308,812	1,892,602
Bankia SA (a)	107,532	122,299
Bankinter SA	15,454	129,773
CaixaBank SA	77,136	331,535
Distribuidora Internacional de Alimentacion SA (a)	11,871	68,651
Enagas SA	5,218	135,410
Endesa SA	6,554	154,029
Ferrovial SA	10,835	216,841
Gas Natural SDG SA	7,248	158,592
Grifols SA	6,199	152,048
Iberdrola SA	116,757	835,146
Industria de Diseno Textil SA	23,036	811,947
International Consolidated Airlines Group SA	17,624	116,578
Mapfre SA	20,426	70,061
Red Electrica Corp. SA	8,993	172,451
Repsol YPF SA	24,145	372,843
Telefonica SA	95,874	1,075,622

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zardoya Otis SA	3,434	$31,725

		9,272,459

Sweden — 2.7%
Alfa Laval AB	6,676	125,771
Assa Abloy AB Class B	21,083	432,657
Atlas Copco AB Class A	14,141	499,176
Atlas Copco AB Class B	8,343	265,180
Boliden AB	5,686	169,621
Electrolux AB Series B (a)	4,984	138,593
Getinge AB Class B (a)	3,801	66,723
Hennes & Mauritz AB Class B	20,003	510,464
Hexagon AB Class B	5,763	231,536
Husqvarna AB Class B	8,031	70,545
ICA Gruppen AB	1,498	51,143
Industrivarden AB Class C	3,062	66,380
Investor AB Class B	9,578	403,535
Kinnevik AB Class B	4,803	128,205
L E Lundbergforetagen AB Class B	769	52,172
Lundin Petroleum AB (b)	4,525	91,896
Nordea Bank AB	64,155	733,014
Sandvik AB	23,149	345,286
Securitas AB Class B	7,285	113,895
Skandinaviska Enskilda Banken AB Class A (a)	31,929	355,280
Skanska AB	7,067	166,540
SKF AB Class B (a)	8,275	163,823
Svenska Cellulosa AB Class B	12,799	413,112
Svenska Handelsbanken AB (a)	32,146	440,916
Swedbank AB Class A (a)	19,068	441,780
Swedish Match AB	4,280	139,114
Tele2 AB	6,792	64,890
Telefonaktiebolaget LM Ericsson Class B (a)	64,579	431,428
TeliaSonera AB	57,742	242,389
Volvo AB Class B (a)	32,631	480,421

		7,835,485

Switzerland — 8.4%
ABB Ltd. Registered	39,785	930,483
Actelion Ltd.	2,044	576,908
Adecco Group AG	3,587	254,813
Aryzta AG	1,673	53,700
Baloise Holding AG	1,028	141,525
Barry Callebaut AG Registered	42	54,900
Chocoladefabriken Lindt & Spruengli AG	21	119,087
Chocoladefabriken Lindt & Spruengli AG	2	132,848
Cie Financiere Richemont SA	11,029	870,550
Coca-Cola HBC AG (b)	4,276	110,419
Credit Suisse Group AG	42,868	636,752
Dufry AG (b)	1,028	156,732
EMS-Chemie Holding AG Registered	172	100,221

	Number of Shares	Value
Galenica AG Registered	92	$97,094
Geberit AG Registered	778	335,566
Givaudan SA Registered	194	349,427
Julius Baer Group Ltd.	4,982	248,718
Kuehne & Nagel International AG	1,114	157,486
LafargeHolcim Ltd.	4,505	265,844
LafargeHolcim Ltd.	5,090	301,366
Lonza Group AG Registered	1,210	228,484
Nestle SA	65,968	5,060,606
Novartis AG	47,315	3,512,760
Pargesa Holding SA	628	44,391
Partners Group Holding AG	388	208,602
Roche Holding AG	14,887	3,797,754
Schindler Holding AG	846	163,436
Schindler Holding AG	380	72,055
SGS SA Registered	120	256,209
Sika AG	45	270,052
Sonova Holding AG Registered	1,201	166,644
The Swatch Group AG	683	244,121
The Swatch Group AG Registered	947	65,866
Swiss Life Holding AG	714	230,401
Swiss Prime Site AG	1,461	128,596
Swiss Re AG	6,836	613,920
Swisscom AG	568	262,061
Syngenta AG	1,956	863,363
UBS Group AG Registered	77,393	1,238,682
Zurich Insurance Group AG	3,181	849,255

		24,171,697

United Kingdom — 17.0%
3i Group PLC	20,245	190,118
Aberdeen Asset Management PLC	17,060	56,473
Admiral Group PLC	4,369	108,882
Anglo American PLC (b)	29,521	447,481
Antofagasta PLC	9,377	97,723
Ashtead Group PLC	11,121	230,206
Associated British Foods PLC	7,832	255,905
AstraZeneca PLC	26,783	1,646,053
Auto Trader Group PLC (c)	23,346	114,751
Aviva PLC	85,558	570,320
Babcock International Group PLC	4,926	54,467
BAE Systems PLC	66,912	539,275
Barclays PLC	355,065	1,000,838
Barratt Developments PLC	20,729	142,044
Berkeley Group Holdings PLC	3,058	122,932
BHP Billiton PLC	44,591	691,597
BP PLC	401,392	2,305,007
British American Tobacco PLC	39,493	2,617,987
The British Land Co. PLC	19,938	152,503
BT Group PLC	178,697	712,480
Bunzl PLC	7,541	218,907
Burberry Group PLC	9,192	198,958
Capita PLC	13,901	98,434
Carnival PLC	4,219	241,494

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Centrica PLC	117,701	$320,025
Cobham PLC (a)	32,726	54,566
Coca-Cola European Partners PLC	4,510	168,651
Compass Group PLC	35,494	668,761
Croda International PLC	2,986	133,444
Diageo PLC	53,261	1,525,663
Direct Line Insurance Group PLC	28,300	123,188
Dixons Carphone PLC	23,899	95,101
easyJet PLC	3,153	40,532
Experian PLC	19,976	407,763
Fresnillo PLC	5,300	102,826
G4S PLC	35,788	136,450
GKN PLC	35,356	161,210
GlaxoSmithKline PLC	103,290	2,148,618
Glencore PLC (b)	258,750	1,017,169
Hammerson PLC	17,919	128,224
Hargreaves Lansdown PLC	5,488	89,501
Hikma Pharmaceuticals PLC	2,931	72,692
HSBC Holdings PLC	408,892	3,340,923
IMI PLC	6,504	97,146
Imperial Brands PLC	20,265	982,888
Inmarsat PLC	9,246	98,599
InterContinental Hotels Group PLC	3,872	189,593
Intertek Group PLC	3,344	165,037
Intu Properties PLC	18,087	63,294
Investec PLC	13,480	92,004
ITV PLC	75,457	207,327
J Sainsbury PLC	37,215	123,239
Johnson Matthey PLC	4,326	167,103
Kingfisher PLC	49,238	201,274
Land Securities Group PLC	17,382	230,752
Legal & General Group PLC	125,154	387,804
Lloyds Banking Group PLC	1,358,725	1,130,474
London Stock Exchange Group PLC	6,833	271,489
Marks & Spencer Group PLC	33,627	141,786
Mediclinic International PLC (a)	7,474	66,631
Meggitt PLC	15,851	88,511
Merlin Entertainments PLC (c)	17,032	102,347
Mondi PLC	8,166	197,459
National Grid PLC	79,555	1,009,014
Next PLC	2,892	156,650
Old Mutual PLC	106,438	267,833
Pearson PLC	17,014	145,130
Persimmon PLC	6,406	168,223
Petrofac Ltd.	4,977	57,369
Provident Financial PLC	3,079	115,706
Prudential PLC	54,555	1,154,028
Reckitt Benckiser Group PLC	13,334	1,215,252
RELX PLC	22,833	447,807
Rio Tinto PLC	26,525	1,067,691
Rolls-Royce Holdings PLC	39,154	369,510
Royal Bank of Scotland Group PLC (b)	76,923	233,358

	Number of Shares	Value
Royal Dutch Shell PLC Class A	92,539	$2,433,968
Royal Dutch Shell PLC Class B	79,338	2,179,788
Royal Mail PLC	18,810	100,199
RSA Insurance Group PLC	21,145	155,390
The Sage Group PLC	24,340	192,538
Schroders PLC	2,798	106,224
Segro PLC	22,947	131,168
Severn Trent PLC	5,283	157,437
Shire PLC	19,110	1,111,891
Sky PLC	22,355	273,240
Smith & Nephew PLC	19,363	295,058
Smiths Group PLC	8,184	166,176
SSE PLC	21,329	394,499
St James’s Place PLC	10,928	145,298
Standard Chartered PLC (b)	69,280	663,028
Standard Life PLC	43,113	191,787
Tate & Lyle PLC	11,197	107,254
Taylor Wimpey PLC	67,304	162,980
Tesco PLC (b)	171,865	399,749
Travis Perkins PLC	5,806	110,140
Unilever PLC	27,161	1,340,606
United Utilities Group PLC	13,996	174,095
Vodafone Group PLC	563,331	1,465,112
The Weir Group PLC	4,943	118,830
Whitbread PLC	4,116	204,115
William Hill PLC	16,555	60,317
WM Morrison Supermarkets PLC	49,708	149,476
Wolseley PLC	5,420	340,911
Worldpay Group PLC (c)	37,183	137,625
WPP PLC	26,969	592,043

		49,023,412

United States — 0.1%
Randgold Resources Ltd.	1,950	170,255

TOTAL COMMON STOCK (Cost $270,376,926)		274,523,341

PREFERRED STOCK — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG 4.460%	1,141	89,874
Fuchs Petrolub SE 2.040%	1,272	62,054
Henkel AG & Co. KGaA 1.240%	3,752	480,811
Porsche Automobil Holding SE 2.200%	3,419	186,528
Schaeffler AG 3.670%	3,316	58,329
Volkswagen AG 0.140%	3,913	570,045

		1,447,641

TOTAL PREFERRED STOCK (Cost $1,490,705)		1,447,641

TOTAL EQUITIES (Cost $271,867,631)		275,970,982

The accompanying notes are an integral part of the financial statements.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.6%
United States — 2.6%
State Street Navigator Securities Lending Prime Portfolio (e)	7,414,030	$7,414,030

TOTAL MUTUAL FUNDS (Cost $7,414,030)		7,414,030

RIGHTS — 0.0%
Germany — 0.0%
Deutsche Bank AG, Expires 4/06/17 (b)	29,728	71,039

TOTAL RIGHTS (Cost $0)		71,039

TOTAL LONG-TERM INVESTMENTS (Cost $279,281,661)		283,456,051

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (f)	$6,290,861	6,290,861

TOTAL SHORT-TERM INVESTMENTS (Cost $6,290,861)		6,290,861

TOTAL INVESTMENTS — 100.6% (Cost $285,572,522) (g)		289,746,912

Other Assets/(Liabilities) — (0.6)%		(1,755,008)

NET ASSETS — 100.0%		$287,991,904

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $7,040,231 or 2.44% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $1,435,991 or 0.50% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $70,485 or 0.02% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $6,290,887. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $6,418,907.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Australia — 2.1%
AMP Ltd.	883,257	$3,486,721
Australia & New Zealand Banking Group Ltd.	152,941	3,714,681
Goodman Group	274,483	1,623,436
Orica Ltd.	295,815	3,975,139

		12,799,977

Austria — 0.2%
Erste Group Bank AG	41,880	1,363,917

Belgium — 1.0%
Anheuser-Busch InBev SA/NV	12,764	1,402,249
KBC Group NV	68,317	4,532,850

		5,935,099

Bermuda — 0.2%
Global Brands Group Holding Ltd. (a)	6,465,600	690,426
Li & Fung Ltd.	1,209,600	525,229

		1,215,655

Brazil — 0.5%
Ambev SA ADR (Brazil)	507,457	2,922,952

Canada — 2.4%
Canadian National Railway Co.	72,818	5,383,435
Element Fleet Management Corp. (b)	203,976	1,888,141
Loblaw Cos. Ltd.	29,401	1,595,350
Suncor Energy, Inc.	148,208	4,550,387
TransCanada Corp. (b)	30,829	1,422,699

		14,840,012

Cayman Islands — 1.7%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	30,538	3,292,913
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	19,150	3,303,758
CK Hutchison Holdings Ltd.	150,100	1,846,269
Melco Crown Entertainment Ltd. ADR (Cayman Islands)	95,500	1,770,570

		10,213,510

Chile — 0.1%
Banco Santander Chile Sponsored ADR (Chile)	31,004	777,580

Denmark — 5.5%
Bayer AG	103,591	11,940,889
Brenntag AG	21,893	1,227,903
Carlsberg A/S Class B	21,937	2,024,121
Daimler AG	105,997	7,828,083
Deutsche Boerse AG (a)	15,544	1,424,601
HeidelbergCement AG	5,420	507,433

	Number of Shares	Value
Infineon Technologies AG	38,630	$788,782
Novo Nordisk A/S Class B	120,198	4,132,330
Siemens AG	27,248	3,732,572

		33,606,714

Finland — 0.3%
Outokumpu OYJ	140,494	1,369,986
UPM-Kymmene OYJ	22,044	518,753

		1,888,739

France — 14.9%
Air Liquide SA	77,308	8,833,422
AXA SA	112,621	2,914,391
BNP Paribas SA	137,313	9,146,213
Bureau Veritas SA	147,400	3,109,598
Danone SA	109,025	7,419,170
Dassault Systemes SE	27,209	2,356,602
Engie SA	250,124	3,539,808
Hermes International	1,303	617,336
Kering	7,370	1,908,000
L’Oreal SA	16,249	3,122,954
Legrand SA	42,947	2,591,296
LVMH Moet Hennessy Louis Vuitton SE	39,882	8,769,222
Natixis SA	209,167	1,288,970
Pernod Ricard SA	77,735	9,200,506
Publicis Groupe SA	32,400	2,264,297
Renault SA	21,547	1,871,977
Safran SA	44,860	3,351,548
Sanofi	29,342	2,654,762
Schneider Electric SE	121,911	8,935,307
TOTAL SA	91,069	4,600,709
Valeo SA	38,580	2,572,937

		91,069,025

Germany — 5.9%
Allianz SE	33,320	6,172,134
Bayerische Motoren Werke AG	32,765	2,988,846
Beiersdorf AG	66,486	6,294,036
Continental AG	16,865	3,697,269
Linde AG	9,372	1,560,001
Merck KGaA	32,821	3,738,070
MTU Aero Engines AG	14,385	1,871,434
ProSiebenSat.1 Media SE	51,404	2,276,042
SAP SE	80,325	7,881,830

		36,479,662

Hong Kong — 1.4%
AIA Group Ltd.	1,182,200	7,451,626
CNOOC Ltd.	1,024,000	1,225,554

		8,677,180

India — 1.8%
Housing Development Finance Corp. Ltd.	174,185	4,029,970

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Infosys Ltd. Sponsored ADR (b)	118,700	$1,875,460
Tata Consultancy Services Ltd.	131,380	4,903,003

		10,808,433

Indonesia — 0.5%
Bank Mandiri Persero Tbk PT	3,859,300	3,388,554

Ireland — 0.7%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	12,991	1,077,993
Willis Towers Watson PLC	26,142	3,421,727

		4,499,720

Israel — 0.9%
Check Point Software Technologies Ltd. (a)	40,105	4,117,179
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	47,049	1,509,803

		5,626,982

Italy — 2.8%
Enel SpA	483,415	2,276,353
Eni SpA	198,426	3,252,147
Intesa Sanpaolo SpA	2,668,629	7,248,349
Luxottica Group SpA	24,274	1,339,985
PRADA SpA	410,600	1,725,496
Telecom Italia SpA (a)	1,216,320	1,093,867

		16,936,197

Japan — 14.0%
Bridgestone Corp.	48,000	1,946,055
Daikin Industries Ltd.	46,800	4,717,037
Daiwa Securities Group, Inc.	357,900	2,186,619
Denso Corp.	108,400	4,782,253
Dentsu, Inc.	21,100	1,147,603
DMG Mori Co. Ltd.	55,500	869,756
FANUC Corp.	19,000	3,904,970
Honda Motor Co. Ltd.	203,000	6,133,886
Hoya Corp.	201,000	9,696,392
Japan Airlines Co. Ltd.	44,600	1,416,119
Japan Tobacco, Inc.	116,400	3,789,120
Kao Corp.	47,000	2,581,727
Komatsu Ltd.	29,000	758,654
Kubota Corp.	171,400	2,579,923
Kyocera Corp.	71,500	3,993,644
Mabuchi Motor Co. Ltd.	22,200	1,253,959
Mitsubishi Corp.	81,700	1,769,389
Mitsubishi UFJ Financial Group, Inc.	589,800	3,723,066
Mitsui Fudosan Co. Ltd.	45,000	962,693
NGK Spark Plug Co. Ltd.	57,200	1,312,484
Nippon Telegraph & Telephone Corp.	55,600	2,374,986
Olympus Corp.	40,700	1,568,840
Omron Corp.	22,700	998,779
Otsuka Corp.	21,500	1,169,222
Shin-Etsu Chemical Co. Ltd.	16,900	1,469,735

	Number of Shares	Value
Sompo Holdings, Inc.	26,700	$981,774
Sony Corp.	27,900	946,482
Sumitomo Electric Industries Ltd.	117,600	1,956,497
Sumitomo Mitsui Financial Group, Inc.	30,400	1,108,403
Sumitomo Mitsui Trust Holdings, Inc.	39,500	1,375,228
Suzuki Motor Corp.	25,800	1,074,202
Terumo Corp. (b)	162,600	5,656,758
Toyota Motor Corp.	80,800	4,397,114
Yamato Holdings Co. Ltd.	45,100	946,764

		85,550,133

Luxembourg — 0.2%
ArcelorMittal (a)	166,706	1,394,710

Mexico — 0.6%
Grupo Televisa SAB Sponsored ADR (Mexico)	136,300	3,535,622

Netherlands — 6.4%
Airbus SE	20,336	1,547,557
Akzo Nobel NV	71,858	5,955,458
ASML Holding NV	6,965	923,837
ASR Nederland NV (a)	41,492	1,182,661
CNH Industrial NV	567,100	5,469,077
EXOR NV	70,500	3,646,206
Heineken NV	6,793	578,086
ING Groep NV	541,631	8,183,156
Koninklijke Philips NV	79,535	2,556,631
NN Group NV	33,763	1,098,131
Randstad Holding NV (b)	76,080	4,389,721
RELX NV	185,291	3,442,480

		38,973,001

Norway — 0.3%
Norsk Hydro ASA	288,757	1,678,334

Republic of Korea — 0.5%
Samsung Electronics Co. Ltd.	1,551	2,856,540

Singapore — 1.4%
DBS Group Holdings, Ltd.	502,800	6,977,959
Singapore Telecommunications Ltd.	218,600	611,035
Singapore Telecommunications Ltd.	299,800	840,531

		8,429,525

Spain — 1.3%
Amadeus IT Group SA	82,116	4,163,395
Bankia SA (b)	1,758,432	1,999,910
Iberdrola SA	273,116	1,953,559

		8,116,864

Sweden — 2.6%
Atlas Copco AB Class B	26,400	839,117
Hennes & Mauritz AB Class B	318,744	8,134,142
Nordea Bank AB	191,385	2,186,702
SKF AB Class B (b)	138,100	2,734,020

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Volvo AB Class B (b)	158,600	$2,335,043

		16,229,024

Switzerland — 10.5%
Cie Financiere Richemont SA	40,450	3,192,833
Credit Suisse Group AG	395,444	5,873,845
Julius Baer Group Ltd.	47,559	2,374,301
Kuehne & Nagel International AG	30,010	4,242,506
LafargeHolcim Ltd.	72,818	4,311,364
Nestle SA	175,397	13,455,238
Novartis AG Registered	74,930	5,562,953
Roche Holding AG	40,178	10,249,624
The Swatch Group AG	7,675	2,743,232
UBS Group AG Registered	444,978	7,121,916
Zurich Insurance Group AG	19,924	5,319,258

		64,447,070

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	73,000	458,106
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	170,234	5,590,484

		6,048,590

United Kingdom — 16.2%
Ashtead Group PLC	114,200	2,363,950
Barclays PLC	940,823	2,651,942
Barratt Developments PLC	122,648	840,437
Compass Group PLC	406,009	7,649,822
Delphi Automotive PLC	21,988	1,769,814
Diageo PLC	279,236	7,998,723
Experian PLC	215,978	4,408,685
G4S PLC	595,500	2,270,486
Glencore PLC (a)	1,732,800	6,811,789
InterContinental Hotels Group PLC	15,875	777,323
ITV PLC	434,038	1,192,573
Lloyds Banking Group PLC	8,074,293	6,717,901
Meggitt PLC	251,649	1,405,195
National Grid PLC	74,715	947,627
Prudential PLC	202,794	4,289,798
Reckitt Benckiser Group PLC	78,642	7,167,381
Rio Tinto PLC	136,784	5,505,864
Rolls-Royce Holdings PLC	258,678	2,441,236
Royal Bank of Scotland Group PLC (a)	838,400	2,543,423
Royal Dutch Shell PLC Class A	200,594	5,276,039
Schroders PLC	300	8,281
Schroders PLC	79,000	2,999,170
Shire PLC	27,476	1,598,656
Smiths Group PLC	177,012	3,594,226
Standard Chartered PLC (a)	225,100	2,154,268
TechnipFMC PLC (a)	27,914	908,361
Vodafone Group PLC	755,077	1,963,805

	Number of Shares	Value
Wolseley PLC	31,013	$1,950,679
WPP PLC	398,433	8,746,690

		98,954,144

United States — 0.6%
Yum China Holdings, Inc. (a)	146,322	3,979,958

TOTAL COMMON STOCK (Cost $550,577,615)		603,243,423

TOTAL EQUITIES (Cost $550,577,615)		603,243,423

MUTUAL FUNDS — 3.4%
United States — 3.4%
State Street Navigator Securities Lending Prime Portfolio (c)	20,519,438	20,519,438

TOTAL MUTUAL FUNDS (Cost $20,519,438)		20,519,438

TOTAL LONG-TERM INVESTMENTS (Cost $571,097,053)		623,762,861

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (d)	$6,159,206	6,159,206

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	22,102	22,102

TOTAL SHORT-TERM INVESTMENTS (Cost $6,181,308)		6,181,308

TOTAL INVESTMENTS — 102.9% (Cost $577,278,361) (e)		629,944,169

Other Assets/(Liabilities) — (2.9)%		(17,648,860)

NET ASSETS — 100.0%		$612,295,309

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $19,535,024 or 3.19% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $6,159,232. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 2.000%, maturity dates ranging from 8/31/21 – 1/31/22, and an aggregate market value, including accrued interest, of $6,288,718.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$926,368,237	$376,309,067
Repurchase agreements, at value (Note 2) (b)	21,705,544	576,131
Other short-term investments, at value (Note 2) (c)	47,016,452	67,911,750

Total investments (d)	995,090,233	444,796,948

Cash	-	7,708
Foreign currency, at value (e)	-	1,452,158
Receivables from:
Investments sold	4,484,889	712,250
Collateral pledged for open derivative instruments (Note 2)	-	1,464,935
Investments sold on a when-issued basis (Note 2)	7,501,247	8,575,203
Open forward foreign currency contracts (Note 2)	-	542,204
Investment adviser (Note 3)	-	6,027
Fund shares sold	946,321	62,400
Variation margin on open derivative instruments (Note 2)	100,131	317,603
Interest and dividends	5,038,004	2,142,310
Interest tax reclaim receivable	3,591	379
Foreign taxes withheld	-	-
Prepaid expenses	56,076	71,117

Total assets	1,013,220,492	460,151,242

Liabilities:
Payables for:
Investments purchased	3,150,510	3,227,768
Written options outstanding, at value (Note 2) (f)	-	536,138
Open forward foreign currency contracts (Note 2)	845,282	692,131
Foreign currency overdraft (e)	-	-
Investments purchased on a when-issued basis (Note 2)	85,067,378	63,803,920
Fund shares repurchased	1,485,169	857,237
Securities on loan (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	211,567	45,454
Variation margin on open derivative instruments (Note 2)	-	50,702
Affiliates (Note 3):
Investment advisory fees	235,214	130,396
Administration fees	99,309	41,370
Service fees	186,282	56,327
Shareholder service fees	14,854	15,591
Distribution fees	26,667	5,978
Accrued expense and other liabilities	65,155	40,578

Total liabilities	91,387,387	69,503,590

Net assets	$921,833,105	$390,647,652

Net assets consist of:
Paid-in capital	$935,991,531	$390,586,139
Undistributed (accumulated) net investment income (loss)	2,343,746	1,823,002
Accumulated net realized gain (loss) on investments and foreign currency transactions	(18,832,384)	(5,629,677)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	2,330,212	3,868,188

Net assets	$921,833,105	$390,647,652

(a) Cost of investments:	$924,168,412	$373,836,972
(b) Cost of repurchase agreements:	$21,705,544	$576,131
(c) Cost of other short-term investments:	$46,204,556	$67,914,857
(d) Securities on loan with market value of:	$-	$-
(e) Cost of foreign currency:	$-	$1,432,009
(f) Premiums on written options:	$-	$587,736

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund

$369,331,529	$1,238,988,408	$188,620,949	$3,782,330,727	$733,912,447
9,263,150	12,895,751	9,913,375	24,274,173	-
928	-	96,781	1,962,853	-

378,595,607	1,251,884,159	198,631,105	3,808,567,753	733,912,447

-	-	-	-	123,782,867
-	-	-	-	-

14,045,282	10,296,312	87,734	-	368,068
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	12,371	-	-
1,549,275	514,044	46,614	1,520,294	108,166
-	-	-	-	-
276,875	1,992,752	338,726	3,996,812	582,979
-	-	-	-	-
-	413,797	17,734	-	-
64,024	62,179	69,239	68,092	64,100

394,531,063	1,265,163,243	199,203,523	3,814,152,951	858,818,627

19,571,998	4,814,608	1,628,837	66,985	108,160,098
-	-	-	-	-
-	-	-	-	-
-	-	57	-	-
-	-	-	-	-
759,990	1,665,622	817,196	47,621,666	3,705,106
-	-	5,774,344	-	-
74,548	252,175	139,585	535,467	156,421
-	-	-	68,829	-

158,315	646,222	96,496	301,750	446,114
17,124	88,564	20,571	450,800	68,572
12,941	94,576	16,757	495,335	87,053
3,810	32,283	5,080	94,385	30,604
1,164	1,462	34	74,795	2,493
19,901	39,506	20,257	90,560	32,362

20,619,791	7,635,018	8,519,214	49,800,572	112,688,823

$373,911,272	$1,257,528,225	$190,684,309	$3,764,352,379	$746,129,804

$294,754,865	$892,720,275	$171,003,894	$2,077,878,798	$543,441,844
1,433,052	6,160,571	672,515	15,066,326	5,844,478
4,218,706	44,509,447	(1,737,106)	52,754,268	188,494,505
73,504,649	314,137,932	20,745,006	1,618,652,987	8,348,977

$373,911,272	$1,257,528,225	$190,684,309	$3,764,352,379	$746,129,804

$295,826,880	$924,836,391	$167,875,595	$2,163,799,140	$725,563,470
$9,263,150	$12,895,751	$9,913,375	$24,274,173	$-
$928	$-	$96,781	$1,963,208	$-
$-	$-	$5,617,686	$-	$-
$-	$-	$(57)	$-	$-
$-	$-	$-	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Class I shares:
Net assets	$325,253,205	$116,110,560

Shares outstanding (a)	33,266,888	11,279,933

Net asset value, offering price and redemption price per share	$9.78	$10.29

Class R5 shares:
Net assets	$97,286,651	$68,251,039

Shares outstanding (a)	9,967,157	6,626,712

Net asset value, offering price and redemption price per share	$9.76	$10.30

Service Class shares:
Net assets	$150,142,699	$48,027,906

Shares outstanding (a)	15,321,362	4,661,908

Net asset value, offering price and redemption price per share	$9.80	$10.30

Administrative Class shares:
Net assets	$62,361,110	$60,974,224

Shares outstanding (a)	6,401,962	5,935,999

Net asset value, offering price and redemption price per share	$9.74	$10.27

Class A shares:
Net assets	$4,716,797	$47,334,259

Shares outstanding (a)	483,807	4,618,901

Net asset value, and redemption price per share	$9.75	$10.25

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.24	$10.76

Class R4 shares:
Net assets	$240,664,781	$39,358,450

Shares outstanding (a)	24,541,977	3,851,560

Net asset value, offering price and redemption price per share	$9.81	$10.22

Class R3 shares:
Net assets	$41,407,862	$10,591,214

Shares outstanding (a)	4,254,922	1,044,393

Net asset value, offering price and redemption price per share	$9.73	$10.14

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund

$286,247,910	$565,694,474	$51,152,816	$1,173,324,066	$244,842,926

18,235,378	45,720,913	6,858,330	58,482,611	11,739,944

$15.70	$12.37	$7.46	$20.06	$20.86

$46,626,951	$380,661,290	$97,535,555	$699,017,152	$208,625,515

2,965,756	30,644,127	13,046,781	34,767,829	9,976,510

$15.72	$12.42	$7.48	$20.11	$20.91

$12,859,524	$69,354,024	$3,043,961	$530,388,580	$69,921,684

818,310	5,605,574	405,085	26,346,903	3,391,192

$15.71	$12.37	$7.51	$20.13	$20.62

$7,629,561	$95,676,699	$12,484,803	$540,532,399	$86,995,095

483,357	7,687,939	1,673,954	27,217,658	4,261,869

$15.78	$12.45	$7.46	$19.86	$20.41

$17,686,511	$129,454,755	$25,912,954	$26,277,685	$123,225,231

1,127,302	10,529,324	3,481,177	1,341,171	6,247,197

$15.69	$12.29	$7.44	$19.59	$19.72

$16.65	$13.04	$7.89	$20.79	$20.92

$957,772	$13,945,716	$504,862	$656,759,505	$8,418,795

61,349	1,146,121	68,417	33,376,424	430,637

$15.61	$12.17	$7.38	$19.68	$19.55

$1,903,043	$2,741,267	$49,358	$138,052,992	$4,100,558

121,575	225,843	6,780	7,144,063	218,842

$15.65	$12.14	$7.28	$19.32	$18.74

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Assets:
Investments, at value (Note 2) (a)	$123,531,257	$1,847,393,791
Repurchase agreements, at value (Note 2) (b)	3,345,362	13,587,219
Other short-term investments, at value (Note 2) (c)	18,054	13,724,007

Total investments (d)	126,894,673	1,874,705,017

Foreign currency, at value (e)	-	1
Receivables from:
Investments sold	918,317	227,565
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	14,307	-
Fund shares sold	61,334	1,023,764
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	78,658	1,502,482
Foreign taxes withheld	275	273,335
Prepaid expenses	69,664	83,288

Total assets	128,037,228	1,877,815,452

Liabilities:
Payables for:
Investments purchased	3,562,430	7,790,042
Open forward foreign currency contracts (Note 2)	-	-
Fund shares repurchased	575,357	29,144,557
Securities on loan (Note 2)	1,573,066	-
Trustees’ fees and expenses (Note 3)	18,971	213,288
Affiliates (Note 3):
Investment advisory fees	65,953	973,269
Administration fees	13,744	129,700
Service fees	11,975	145,767
Shareholder service fees	3,646	55,598
Distribution fees	1,113	17,947
Due to custodian	-	-
Accrued expense and other liabilities	21,507	47,322

Total liabilities	5,847,762	38,517,490

Net assets	$122,189,466	$1,839,297,962

Net assets consist of:
Paid-in capital	$100,432,406	$1,380,887,651
Undistributed (accumulated) net investment income (loss)	2,590	-
Distributions in excess of net investment income	-	(4,821,268)
Accumulated net realized gain (loss) on investments and foreign currency transactions	2,512,255	28,113,242
Net unrealized appreciation (depreciation) on investments and foreign currency translations	19,242,215	435,118,337

Net assets	$122,189,466	$1,839,297,962

(a) Cost of investments:	$104,289,040	$1,412,275,451
(b) Cost of repurchase agreements:	$3,345,362	$13,587,219
(c) Cost of other short-term investments:	$18,054	$13,724,007
(d) Securities on loan with market value of:	$1,540,468	$-
(e) Cost of foreign currency:	$-	$1

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$814,541,910	$109,508,428	$183,838,716	$293,656,324	$388,229,262
10,941,076	-	-	4,241,598	11,523,122
-	-	6,350,666	214,161	742,781

825,482,986	109,508,428	190,189,382	298,112,083	400,495,165

-	1	14	-	-

5,532,325	3,274,990	541,790	1,347,093	34,860
-	13,510	-	-	-
-	10,265	8,386	-	-
278,429	38,258	67,368	95,337	2,323,519
-	-	-	4,375	951
81,754	152,338	200,079	396,489	345,100
60,025	-	-	-	-
61,350	55,627	66,644	62,496	57,341

831,496,869	113,053,417	191,073,663	300,017,873	403,256,936

6,881,826	198,270	329,475	1,314,657	845,959
-	5,318	-	-	-
1,986,069	598,538	1,209,222	4,659,321	913,240
9,171,717	-	-	16,815,955	18,581,847
129,959	27,069	26,231	98,185	23,815

483,116	67,909	125,117	210,231	29,752
68,304	9,073	14,351	23,039	52,987
59,922	1,393	7,819	16,195	81,484
27,806	424	2,823	5,775	13,575
552	104	371	65	26,708
-	1,212,177	-	-	-
39,402	20,416	18,481	18,264	43,358

18,848,673	2,140,691	1,733,890	23,161,687	20,612,725

$812,648,196	$110,912,726	$189,339,773	$276,856,186	$382,644,211

$606,602,277	$95,016,847	$133,219,025	$208,972,120	$337,047,976
(3,532,568)	438,131	513,493	635,505	879,633
-	-	-	-	-
29,038,842	4,742,907	12,839,521	18,429,940	3,474,429
180,539,645	10,714,841	42,767,734	48,818,621	41,242,173

$812,648,196	$110,912,726	$189,339,773	$276,856,186	$382,644,211

$634,002,265	$98,801,928	$141,070,982	$244,840,458	$347,044,533
$10,941,076	$-	$6,350,666	$4,241,598	$11,523,122
$-	$-	$-	$214,112	$742,915
$8,966,545	$-	$-	$16,387,103	$18,101,390
$-	$1	$14	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Class I shares:
Net assets	$61,302,046	$856,804,634

Shares outstanding (a)	8,028,298	50,003,680

Net asset value, offering price and redemption price per share	$7.64	$17.13

Class R5 shares:
Net assets	$23,223,943	$384,064,343

Shares outstanding (a)	3,034,078	22,440,891

Net asset value, offering price and redemption price per share	$7.65	$17.11

Service Class shares:
Net assets	$7,771,777	$118,122,428

Shares outstanding (a)	1,035,349	6,961,661

Net asset value, offering price and redemption price per share	$7.51	$16.97

Administrative Class shares:
Net assets	$9,957,139	$240,246,091

Shares outstanding (a)	1,357,365	14,342,234

Net asset value, offering price and redemption price per share	$7.34	$16.75

Class A shares:
Net assets	$16,248,233	$152,345,125

Shares outstanding (a)	2,310,743	9,467,006

Net asset value, and redemption price per share	$7.03	$16.09

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$7.46	$17.07

Class R4 shares:
Net assets	$1,823,721	$56,735,192

Shares outstanding (a)	261,758	3,530,069

Net asset value, offering price and redemption price per share	$6.97	$16.07

Class R3 shares:
Net assets	$1,862,607	$30,980,149

Shares outstanding (a)	282,267	2,047,595

Net asset value, offering price and redemption price per share	$6.60	$15.13

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$322,828,510	$97,973,652	$115,687,393	$130,086,312	$93,576,327

30,989,691	6,688,580	6,683,375	10,308,024	6,864,609

$10.42	$14.65	$17.31	$12.62	$13.63

$177,506,696	$7,964,265	$43,478,330	$91,355,760	$32,420,782

17,184,353	540,263	2,509,204	7,206,205	2,385,532

$10.33	$14.74	$17.33	$12.68	$13.59

$129,642,900	$1,982,472	$8,193,552	$13,893,869	$28,324,888

12,857,357	134,853	472,009	1,100,925	2,092,436

$10.08	$14.70	$17.36	$12.62	$13.54

$88,420,162	$833,564	$9,296,113	$15,796,533	$60,451,764

9,052,134	55,949	538,526	1,271,247	4,465,640

$9.77	$14.90	$17.26	$12.43	$13.54

$85,895,860	$1,838,826	$9,975,310	$25,143,196	$37,999,623

9,358,360	125,073	579,545	2,079,648	2,812,547

$9.18	$14.70	$17.21	$12.09	$13.51

$9.74	$15.60	$18.26	$12.83	$14.33

$7,325,877	$133,563	$1,981,914	$469,483	$66,297,172

794,918	9,147	115,693	39,211	4,924,915

$9.22	$14.60	$17.13	$11.97	$13.46

$1,028,191	$186,384	$727,161	$111,033	$63,573,655

119,912	12,792	42,479	9,756	4,737,623

$8.57	$14.57	$17.12	$11.38	$13.42

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Fund
Assets:
Investments, at value (Note 2) (a)	$354,469,243	$3,964,174,406
Repurchase agreements, at value (Note 2) (b)	11,909,746	134,677,161
Other short-term investments, at value (Note 2) (c)	840,052	-

Total investments (d)	367,219,041	4,098,851,567

Foreign currency, at value (e)	14	32,692
Receivables from:
Investments sold	571,454	7,018,920
Collateral pledged for open derivative instruments (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	5,668	-
Fund shares sold	145,928	1,997,320
Variation margin on open derivative instruments (Note 2)	27,752	-
Interest and dividends	395,887	1,862,267
Foreign taxes withheld	-	-
Prepaid expenses	57,383	118,627

Total assets	368,423,127	4,109,881,393

Liabilities:
Payables for:
Investments purchased	1,669,627	4,966,064
Open forward foreign currency contracts (Note 2)	-	-
Fund shares repurchased	1,310,657	29,923,140
Securities on loan (Note 2)	38,150,827	186,011,336
Trustees’ fees and expenses (Note 3)	19,570	361,502
Affiliates (Note 3):
Investment advisory fees	27,030	2,243,925
Administration fees	38,656	217,765
Service fees	57,056	224,416
Shareholder service fees	9,478	86,571
Distribution fees	18,818	11,426
Due to custodian	7,540	-
Accrued expense and other liabilities	39,429	49,635

Total liabilities	41,348,688	224,095,780

Net assets	$327,074,439	$3,885,785,613

Net assets consist of:
Paid-in capital	$289,662,061	$3,025,184,114
Undistributed (accumulated) net investment income (loss)	986,069	(7,106,179)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(689,574)	119,759,541
Net unrealized appreciation (depreciation) on investments and foreign currency translations	37,115,883	747,948,137

Net assets	$327,074,439	$3,885,785,613

(a) Cost of investments:	$317,595,178	$3,216,226,479
(b) Cost of repurchase agreements:	$11,909,746	$134,677,161
(c) Cost of other short-term investments:	$840,203	$-
(d) Securities on loan with market value of:	$37,054,235	$181,693,031
(e) Cost of foreign currency:	$13	$32,569

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$561,176,870	$17,097,586	$283,456,051	$623,762,861
2,525,613	-	6,290,861	6,159,206
9,278	-	-	22,102

563,711,761	17,097,586	289,746,912	629,944,169

12	21,424	2,895,749	47,912

6,710,535	235,975	-	1,995,960
-	-	659,761	-
-	275,195	123,825	353,197
-	23,339	2,351	-
280,050	53,947	701,668	285,271
-	-	437,785	-
364,056	97,418	1,254,338	2,033,632
-	84,897	609,404	1,966,743
62,418	36,785	56,636	62,750

571,128,832	17,926,566	296,488,429	636,689,634

4,627,830	-	40,800	1,476,409
-	216,385	16,267	132,828
2,112,719	279,514	782,446	1,553,904
54,372,407	-	7,414,030	20,519,438
145,067	26,742	31,541	138,607

347,491	13,964	24,508	413,242
32,575	10,317	41,943	44,997
25,050	831	50,746	38,349
9,886	67	8,402	13,401
1,089	216	18,599	1,205
1,083,911	182,797	-	20,287
29,222	1,664	67,243	41,658

62,787,247	732,497	8,496,525	24,394,325

$508,341,585	$17,194,069	$287,991,904	$612,295,309

$451,641,505	$87,937,810	$283,675,765	$612,656,149
(851,046)	190,180	1,386,200	530,504
(12,067,904)	(73,069,940)	(1,368,132)	(53,842,490)
69,619,030	2,136,019	4,298,071	52,951,146

$508,341,585	$17,194,069	$287,991,904	$612,295,309

$491,557,724	$15,013,530	$279,281,661	$571,097,053
$2,525,613	$-	$6,290,861	$6,159,206
$9,278	$-	$-	$22,102
$53,105,914	$-	$7,040,231	$19,535,024
$12	$21,515	$2,925,679	$48,235

MassMutual Select Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Fund
Class I shares:
Net assets	$147,485,373	$2,081,151,694

Shares outstanding (a)	11,267,973	104,837,733

Net asset value, offering price and redemption price per share	$13.09	$19.85

Class R5 shares:
Net assets	$12,654,343	$889,015,596

Shares outstanding (a)	967,080	45,113,032

Net asset value, offering price and redemption price per share	$13.09	$19.71

Service Class shares:
Net assets	$18,704,392	$222,937,596

Shares outstanding (a)	1,439,380	11,549,526

Net asset value, offering price and redemption price per share	$12.99	$19.30

Administrative Class shares:
Net assets	$46,799,845	$326,165,032

Shares outstanding (a)	3,593,343	17,575,619

Net asset value, offering price and redemption price per share	$13.02	$18.56

Class A shares:
Net assets	$22,731,916	$274,830,660

Shares outstanding (a)	1,754,197	15,846,945

Net asset value, and redemption price per share	$12.96	$17.34

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$13.75	$18.40

Class R4 shares:
Net assets	$42,719,005	$71,929,187

Shares outstanding (a)	3,306,744	4,130,454

Net asset value, offering price and redemption price per share	$12.92	$17.41

Class R3 shares:
Net assets	$35,979,565	$19,755,848

Shares outstanding (a)	2,794,629	1,220,751

Net asset value, offering price and redemption price per share	$12.87	$16.18

(a)	Authorized unlimited number of shares with no par value.
(b)	Amount is less than $0.05.
(c)	Amount is less than 0.5.
(d)	Net Asset value calculations reflect fractional share and dollar amount.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Diversified International Fund		MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$287,964,834	$15,600,321		$117,775,825	$333,797,816

20,174,394	2,344,940		9,832,178	39,431,589

$14.27	$6.65		$11.98	$8.47

$116,217,438	$0	(b)	$15,461,817	$133,765,838

8,223,176	0	(c)	1,291,117	15,746,465

$14.13	$5.00	(d)	$11.98	$8.49

$34,494,357	$104,913		$23,584,711	$44,559,005

2,559,964	15,362		1,976,674	5,273,351

$13.47	$6.83		$11.93	$8.45

$30,062,084	$208,512		$43,501,309	$37,837,767

2,355,379	30,174		3,649,711	4,443,016

$12.76	$6.91		$11.92	$8.52

$35,247,485	$255,399		$16,136,073	$53,604,129

3,046,098	38,512		1,356,196	6,426,545

$11.57	$6.63		$11.90	$8.34

$12.28	$7.03		$12.63	$8.85

$2,579,084	$665,650		$39,784,552	$6,798,524

221,977	100,887		3,360,768	828,031

$11.62	$6.60		$11.84	$8.21

$1,776,303	$359,274		$31,747,617	$1,932,230

170,274	54,638		2,687,921	233,223

$10.43	$6.58		$11.81	$8.28

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Investment income (Note 2):
Dividends (a)	$-	$5,587
Interest	11,554,487	5,446,873
Securities lending net income	-	-

Total investment income	11,554,487	5,452,460

Expenses (Note 3):
Investment advisory fees	1,445,481	688,647
Custody fees	47,588	72,376
Audit fees	37,583	24,662
Legal fees	5,763	1,455
Accounting & Administration fees	40,180	23,804
Proxy fees	490	489
Shareholder reporting fees	19,263	9,916
Trustees’ fees	29,474	8,167
Registration and filing fees	43,166	41,689
Transfer agent fees	1,496	1,496

	1,670,484	872,701
Administration fees:
Class R5	54,901	32,229
Service Class	126,969	32,733
Administrative Class	51,587	37,870
Class A	2,351	33,503
Class R4	261,182	31,230
Class R3	43,773	8,196
Distribution fees:
Class R3	54,716	10,244
Distribution and Service fees:
Class A	3,918	55,838
Class R4	326,478	39,037
Class R3	54,716	10,245
Shareholder service fees:
Service Class	42,323	10,911
Administrative Class	51,587	37,870
Class A	2,351	33,503

Total expenses	2,747,336	1,246,110
Expenses waived:
Class I fees reimbursed by adviser	-	(18,404)
Class R5 fees reimbursed by adviser	-	(12,457)
Service Class fees reimbursed by adviser	-	(8,423)
Administrative Class fees reimbursed by adviser	-	(9,711)
Class A fees reimbursed by adviser	-	(8,651)
Class R4 fees reimbursed by adviser	-	(5,843)
Class R3 fees reimbursed by adviser	-	(1,549)

Net expenses	2,747,336	1,181,072

Net investment income (loss)	8,807,151	4,271,388

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund

$4,199,471	$16,065,965	$2,580,473	$40,059,797	$10,766,051
381	1,280	316	5,911	2,866
-	-	8,247	-	-

4,199,852	16,067,245	2,589,036	40,065,708	10,768,917

889,300	3,781,293	551,851	1,723,929	2,553,034
21,883	51,938	10,700	131,605	27,253
17,602	17,791	17,768	19,329	17,948
1,692	6,275	1,014	17,584	3,921
23,800	44,510	20,571	100,170	33,166
490	490	490	489	490
7,937	19,929	6,554	66,885	14,042
9,109	33,881	6,165	96,559	20,675
42,958	43,395	41,510	44,347	43,452
1,496	1,496	1,496	1,495	1,496

1,016,267	4,000,998	658,119	2,202,392	2,715,477

24,042	193,696	46,742	385,170	105,485
8,388	73,350	2,410	512,406	52,912
5,413	71,362	8,925	517,953	66,125
13,928	105,973	19,784	23,541	96,014
849	12,475	450	798,750	8,041
1,791	1,932	53	137,691	3,886

2,238	2,415	66	137,691	4,857

23,213	176,621	32,973	29,426	160,023
1,061	15,594	563	798,750	10,051
2,238	2,415	66	137,691	4,858

2,796	24,450	803	128,102	17,637
5,413	71,362	8,925	388,465	66,125
13,928	105,973	19,784	17,655	96,014

1,121,565	4,858,616	799,663	6,215,683	3,407,505

-	-	(20,775)	-	-
-	-	(39,939)	-	-
-	-	(1,374)	-	-
-	-	(5,081)	-	-
-	-	(11,288)	-	-
-	-	(194)	-	-
-	-	(23)	-	-

1,121,565	4,858,616	720,989	6,215,683	3,407,505

3,078,287	11,208,629	1,868,047	33,850,025	7,361,412

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2017 (Unaudited)

	MassMutual Select Total Return Bond Fund	MassMutual Select Strategic Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$(17,596,609)	$(3,282,858)
Futures contracts	(2,109,520)	(1,894,492)
Written options	-	421,423
Swap agreements	-	(113,873)
Foreign currency transactions	4,155,389	651,311

Net realized gain (loss)	(15,550,740)	(4,218,489)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(10,915,579)	(4,650,405)
Futures contracts	231,157	419,277
Written options	-	38,888
Swap agreements	-	2,151,635
Translation of assets and liabilities in foreign currencies	(852,014)	(128,366)

Net change in unrealized appreciation (depreciation)	(11,536,436)	(2,168,971)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(27,087,176)	(6,387,460)

Net increase (decrease) in net assets resulting from operations	$(18,280,025)	$(2,116,072)

(a) Net of foreign withholding tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund	MassMutual Select Fundamental Value Fund	MassMutual Select Large Cap Value Fund	MM S&P 500 Index Fund	MassMutual Select Equity Opportunities Fund

$5,687,669	$51,531,947	$4,953,452	$87,032,301	$195,117,669
-	-	-	3,274,422	-
-	-	-	-	-
-	-	-	-	-
-	(743)	(11,457)	-	64,257

5,687,669	51,531,204	4,941,995	90,306,723	195,181,926

31,721,119	54,652,383	12,771,022	225,516,735	(88,267,468)
-	-	-	(247,464)	-
-	-	-	-	-
-	-	-	-	-
-	(4,209)	5,157	-	-

31,721,119	54,648,174	12,776,179	225,269,271	(88,267,468)

37,408,788	106,179,378	17,718,174	315,575,994	106,914,458

$40,487,075	$117,388,007	$19,586,221	$349,426,019	$114,275,870

$10,312	$129,390	$14,019	$-	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Investment income (Note 2):
Dividends (a)	$901,688	$8,732,260
Interest	229	2,467
Securities lending net income	1,820	-

Total investment income	903,737	8,734,727

Expenses (Note 3):
Investment advisory fees	365,640	5,129,318
Custody fees	21,793	72,552
Audit fees	18,218	18,190
Legal fees	650	7,338
Accounting & Administration fees	22,426	50,487
Proxy fees	489	490
Shareholder reporting fees	5,136	22,456
Trustees’ fees	3,348	40,393
Registration and filing fees	41,339	47,296
Transfer agent fees	1,495	1,496

	480,534	5,390,016
Administration fees:
Class R5	11,023	184,367
Service Class	5,073	122,002
Administrative Class	7,498	175,066
Class A	11,513	114,304
Class R4	1,556	49,618
Class R3	1,585	26,517
Distribution fees:
Class R3	1,981	33,146
Distribution and Service fees:
Class A	19,188	190,507
Class R4	1,945	62,022
Class R3	1,981	33,146
Shareholder service fees:
Service Class	1,691	40,667
Administrative Class	7,498	175,066
Class A	11,513	114,304

Total expenses	564,579	6,710,748
Expenses waived:
Class I fees reimbursed by adviser	(42,604)	-
Class R5 fees reimbursed by adviser	(16,991)	-
Service Class fees reimbursed by adviser	(5,232)	-
Administrative Class fees reimbursed by adviser	(7,707)	-
Class A fees reimbursed by adviser	(11,830)	-
Class R4 fees reimbursed by adviser	(1,192)	-
Class R3 fees reimbursed by adviser	(1,215)	-
Class I advisory fees waived	-	-
Class R5 advisory fees waived	-	-
Service Class advisory fees waived	-	-
Administrative Class advisory fees waived	-	-
Class A advisory fees waived	-	-
Class R4 advisory fees waived	-	-
Class R3 advisory fees waived	-	-

Net expenses	477,808	6,710,748

Net investment income (loss)	425,929	2,023,979

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$2,186,783	$1,619,368	$1,598,261	$2,892,221	$2,735,113
-	212	1,653	1,157	1,667
75,101	-	-	33,475	27,626

2,261,884	1,619,580	1,599,914	2,926,853	2,764,406

2,868,083	418,477	748,945	1,282,496	161,090
40,175	26,050	11,792	25,356	33,629
17,987	18,564	17,764	17,481	15,587
4,607	563	901	1,462	1,547
35,991	23,643	20,427	23,148	24,189
490	489	490	489	490
16,764	4,737	6,098	7,739	23,477
24,409	3,007	4,994	7,896	8,282
43,433	42,089	40,886	41,513	41,801
1,496	1,495	1,496	1,495	1,496

3,053,435	539,114	853,793	1,409,075	311,588

89,178	3,908	23,763	56,457	12,585
100,220	1,592	5,934	11,023	25,993
64,032	561	5,650	12,283	61,570
68,130	1,428	7,246	18,650	41,541
7,298	125	1,748	431	54,512
855	136	550	98	49,047

1,068	170	687	122	49,047

113,550	2,380	12,077	31,083	51,926
9,123	156	2,185	539	54,512
1,068	170	687	122	49,047

33,407	531	1,978	3,674	6,498
64,032	561	5,650	12,283	46,178
68,130	1,428	7,246	18,650	31,156

3,673,526	552,260	929,194	1,574,490	845,200

-	(54,247)	(34,313)	-	-
-	(4,022)	(13,068)	-	-
-	(1,090)	(2,176)	-	-
-	(384)	(2,071)	-	-
-	(977)	(2,657)	-	-
-	(64)	(481)	-	-
-	(71)	(151)	-	-
-	-	-	(13,243)	-
-	-	-	(11,289)	-
-	-	-	(1,468)	-
-	-	-	(1,637)	-
-	-	-	(2,486)	-
-	-	-	(43)	-
-	-	-	(10)	-

3,673,526	491,405	874,277	1,544,314	845,200

(1,411,642)	1,128,175	725,637	1,382,539	1,919,206

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2017 (Unaudited)

	MassMutual Select Fundamental Growth Fund	MassMutual Select Blue Chip Growth Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$3,402,208	$33,807,780
Futures contracts	-	-
Foreign currency transactions	58	224

Net realized gain (loss)	3,402,266	33,808,004

Net change in unrealized appreciation (depreciation) on:
Investment transactions	5,951,772	96,562,668
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	(2)	(157)

Net change in unrealized appreciation (depreciation)	5,951,770	96,562,511

Net realized gain (loss) and change in unrealized appreciation (depreciation)	9,354,036	130,370,515

Net increase (decrease) in net assets resulting from operations	$9,779,965	$132,394,494

(a) Net of foreign withholding tax of:	$-	$134,144

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund	MassMutual Select Mid-Cap Value Fund	MassMutual Select Small Cap Value Equity Fund	MassMutual Select Small Company Value Fund	MM S&P Mid Cap Index Fund

$39,103,904	$7,704,956	$13,185,833	$22,633,708	$4,764,369
-	-	-	220,351	709,377
-	60,399	(988)	-	-

39,103,904	7,765,355	13,184,845	22,854,059	5,473,746

(7,950,764)	3,942,590	10,124,524	13,101,097	27,113,287
-	-	-	(19,261)	57,292
-	19,678	13	-	-

(7,950,764)	3,962,268	10,124,537	13,081,836	27,170,579

31,153,140	11,727,623	23,309,382	35,935,895	32,644,325

$29,741,498	$12,855,798	$24,035,019	$37,318,434	$34,563,531

$-	$3,171	$-	$3,053	$-

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Fund
Investment income (Note 2):
Dividends (a)	$2,491,999	$13,228,688
Interest	1,978	79,651
Securities lending net income	254,417	387,355

Total investment income	2,748,394	13,695,694

Expenses (Note 3):
Investment advisory fees	149,995	12,303,059
Custody fees	55,566	133,717
Audit fees	15,580	18,709
Legal fees	1,371	14,343
Accounting & Administration fees	23,363	90,073
Proxy fees	489	490
Shareholder reporting fees	19,264	54,617
Trustees’ fees	7,548	82,629
Registration and filing fees	41,800	70,382
Transfer agent fees	1,495	1,495

	316,471	12,769,514
Administration fees:
Class R5	7,753	386,556
Service Class	16,932	170,851
Administrative Class	46,314	244,517
Class A	21,554	205,995
Class R4	43,968	63,026
Class R3	34,285	16,904
Distribution fees:
Class R3	34,285	21,130
Distribution and Service fees:
Class A	26,943	343,325
Class R4	43,968	78,783
Class R3	34,285	21,130
Shareholder service fees:
Service Class	4,233	56,950
Administrative Class	34,735	244,517
Class A	16,166	205,995

Total expenses	681,892	14,829,193
Expenses waived:
Class I fees reimbursed by adviser	(7,523)	-
Class R5 fees reimbursed by adviser	(753)	-
Service Class fees reimbursed by adviser	(936)	-
Administrative Class fees reimbursed by adviser	(2,458)	-
Class A fees reimbursed by adviser	(1,176)	-
Class R4 fees reimbursed by adviser	(2,009)	-
Class R3 fees reimbursed by adviser	(1,627)	-

Net expenses	665,410	14,829,193

Net investment income (loss)	2,082,984	(1,133,499)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$2,261,426	$349,836	$3,129,101	$5,217,927
707	104	-	1,791
96,607	3,269	24,694	69,835

2,358,740	353,209	3,153,795	5,289,553

2,001,727	139,149	128,959	2,450,144
40,246	27,136	138,979	262,270
18,674	7,584	16,271	23,915
2,401	266	1,963	3,217
27,265	30,698	29,659	44,326
489	718	489	490
11,834	4,527	32,985	11,921
13,373	766	9,760	17,231
42,552	65,782	42,299	42,630
1,495	1,544	1,496	1,496

2,160,056	278,170	402,860	2,857,640

60,212	-	11,852	68,086
25,514	124	18,600	41,818
21,825	146	40,172	27,745
27,319	199	14,492	40,735
2,107	919	39,662	6,669
1,601	309	34,771	1,924

2,001	386	34,771	2,405

45,532	332	18,115	67,892
2,634	1,148	39,662	8,337
2,001	386	34,771	2,405

8,505	41	4,650	13,939
21,825	146	30,129	27,745
27,319	199	10,869	40,735

2,408,451	282,505	735,376	3,208,075

-	(115,118)	(31,453)	-
-	-	(7,623)	-
-	(574)	(5,757)	-
-	(685)	(12,583)	-
-	(932)	(4,526)	-
-	(3,230)	(9,838)	-
-	(1,088)	(8,683)	-

2,408,451	160,878	654,913	3,208,075

(49,711)	192,331	2,498,882	2,081,478

MassMutual Select Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2017 (Unaudited)

	MM Russell 2000 Small Cap Index Fund	MassMutual Select Mid Cap Growth Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$2,510,272	$148,381,096
Futures contracts	679,417	-
Foreign currency transactions	-	(3,070)

Net realized gain (loss)	3,189,689	148,378,026

Net change in unrealized appreciation (depreciation) on:
Investment transactions	26,660,351	145,468,729
Futures contracts	121,793	-
Translation of assets and liabilities in foreign currencies	14	49

Net change in unrealized appreciation (depreciation)	26,782,158	145,468,778

Net realized gain (loss) and change in unrealized appreciation (depreciation)	29,971,847	293,846,804

Net increase (decrease) in net assets resulting from operations	$32,054,831	$292,713,305

(a) Net of foreign withholding tax of:	$309	$65,582

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund	MassMutual Select Diversified International Fund	MM MSCI EAFE International Index Fund	MassMutual Select Overseas Fund

$23,752,553	$1,717,598	$(416,578)	$11,551,499
-	31,436	711,896	-
(179)	(114,383)	(193,877)	246,056

23,752,374	1,634,651	101,441	11,797,555

20,844,097	1,532,772	14,176,022	42,339,264
-	-	12,263	-
2,501	161,238	29,388	189,843

20,846,598	1,694,010	14,217,673	42,529,107

44,598,972	3,328,661	14,319,114	54,326,662

$44,549,261	$3,520,992	$16,817,996	$56,408,140

$5,666	$40,749	$241,881	$546,468

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Total Return Bond Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$8,807,151	$21,825,619
Net realized gain (loss) on investment transactions	(15,550,740)	24,361,826
Net change in unrealized appreciation (depreciation) on investments	(11,536,436)	8,713,277

Net increase (decrease) in net assets resulting from operations	(18,280,025)	54,900,722

Distributions to shareholders (Note 2):
From net investment income:
Class I	(7,870,907)	(11,646,083)
Class R5	(2,790,251)	(3,418,949)
Service Class	(4,551,240)	(3,911,860)
Administrative Class	(1,532,748)	(1,554,924)
Class A	(58,288)	(38,056)
Class R4	(5,371,025)	(5,515,962)
Class R3	(859,047)	(706,660)

Total distributions from net investment income	(23,033,506)	(26,792,494)

From net realized gains:
Class I	(6,338,533)	(1,469,754)
Class R5	(2,343,175)	(450,926)
Service Class	(3,991,039)	(556,725)
Administrative Class	(1,437,368)	(228,916)
Class A	(56,887)	(5,815)
Class R4	(5,414,502)	(894,237)
Class R3	(950,202)	(132,231)

Total distributions from net realized gains	(20,531,706)	(3,738,604)

Net fund share transactions (Note 5):
Class I	40,552,533	(235,816,450)
Class R5	(11,015,441)	(52,955,915)
Service Class	(31,410,281)	(21,335,015)
Administrative Class	(13,738,311)	(11,055,342)
Class A	2,917,782	(114,239)
Class R4	(38,932,158)	(49,120,848)
Class R3	(2,082,204)	(3,958,860)

Increase (decrease) in net assets from fund share transactions	(53,708,080)	(374,356,669)

Total increase (decrease) in net assets	(115,553,317)	(349,987,045)
Net assets
Beginning of period	1,037,386,422	1,387,373,467

End of period	$921,833,105	$1,037,386,422

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,343,746	$16,570,101

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund		MassMutual Select Diversified Value Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$4,271,388	$7,722,270	$3,078,287	$6,547,600
(4,218,489)	4,178,805	5,687,669	18,374,032
(2,168,971)	9,755,185	31,721,119	10,747,274

(2,116,072)	21,656,260	40,487,075	35,668,906

(2,344,902)	(2,104,352)	(5,970,065)	(1,221,667)
(1,674,523)	(1,461,955)	(1,008,254)	(3,009,308)
(1,022,505)	(1,803,081)	(191,402)	(202,722)
(1,301,956)	(885,218)	(140,076)	(66,927)
(969,840)	(1,037,539)	(328,272)	(182,440)
(638,914)	(431,509)	(17,038)	(3,318)
(178,876)	(79,005)	(30,235)	(6,062)

(8,131,516)	(7,802,659)	(7,685,342)	(4,692,444)

-	-	(10,642,888)	-
-	-	(1,966,043)	-
-	-	(379,991)	-
-	-	(283,231)	-
-	-	(776,599)	-
-	-	(34,820)	-
-	-	(72,108)	-

-	-	(14,155,680)	-

19,393,047	26,883,805	20,704,516	156,999,625
8,669,258	8,225,778	(2,889,390)	(169,039,194)
2,056,279	(14,119,240)	3,613,057	(7,265,323)
19,545,206	4,259,419	336,281	141,729
3,010,974	3,359,709	(3,261,850)	(2,749,576)
13,687,691	10,536,190	204,649	386,731
4,957,133	2,584,298	172,288	1,281,814

71,319,588	41,729,959	18,879,551	(20,244,194)

61,072,000	55,583,560	37,525,604	10,732,268

329,575,652	273,992,092	336,385,668	325,653,400

$390,647,652	$329,575,652	$373,911,272	$336,385,668

$1,823,002	$5,683,130	$1,433,052	$6,040,107

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Fundamental Value Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$11,208,629	$24,377,259
Net realized gain (loss) on investment transactions	51,531,204	91,082,311
Net change in unrealized appreciation (depreciation) on investments	54,648,174	40,933,427

Net increase (decrease) in net assets resulting from operations	117,388,007	156,392,997

Distributions to shareholders (Note 2):
From net investment income:
Class I	(9,855,438)	(7,875,862)
Class R5	(7,072,572)	(7,188,189)
Service Class	(1,997,608)	(2,845,064)
Administrative Class	(1,544,955)	(1,461,869)
Class A	(1,894,919)	(2,038,495)
Class R4	(211,075)	(31,688)
Class R3	(20,350)	(15,751)

Total distributions from net investment income	(22,596,917)	(21,456,918)

From net realized gains:
Class I	(38,389,049)	(46,281,071)
Class R5	(29,024,045)	(45,087,536)
Service Class	(8,811,764)	(18,900,526)
Administrative Class	(7,133,227)	(10,620,613)
Class A	(10,854,286)	(18,164,880)
Class R4	(911,229)	(207,995)
Class R3	(116,872)	(134,185)

Total distributions from net realized gains	(95,240,472)	(139,396,806)

Net fund share transactions (Note 5):
Class I	64,693,090	73,865,163
Class R5	7,453,768	(45,890,943)
Service Class	(52,902,873)	(30,347,984)
Administrative Class	1,447,901	(8,822,833)
Class A	(31,912,715)	(9,067,584)
Class R4	7,009,256	5,055,023
Class R3	1,206,868	633,158

Increase (decrease) in net assets from fund share transactions	(3,004,705)	(14,576,000)

Total increase (decrease) in net assets	(3,454,087)	(19,036,727)
Net assets
Beginning of period	1,260,982,312	1,280,019,039

End of period	$1,257,528,225	$1,260,982,312

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$6,160,571	$17,548,859

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund		MM S&P 500 Index Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$1,868,047	$4,696,991	$33,850,025	$66,405,972
4,941,995	3,819,824	90,306,723	161,179,547
12,776,179	14,368,591	225,269,271	281,344,380

19,586,221	22,885,406	349,426,019	508,929,899

(1,251,972)	(1,880,949)	(24,363,216)	(18,438,367)
(2,283,380)	(3,041,190)	(15,781,529)	(15,778,015)
(62,604)	(252,981)	(9,787,077)	(11,265,838)
(265,851)	(351,071)	(9,966,910)	(7,628,821)
(534,166)	(696,660)	(387,481)	(258,430)
(11,039)	(2,353)	(11,520,027)	(8,581,094)
(961)	(1,566)	(1,872,385)	(699,099)

(4,409,973)	(6,226,770)	(73,678,625)	(62,649,664)

(2,356,756)	(7,537,007)	(43,393,769)	(18,281,037)
(4,476,714)	(12,769,934)	(29,559,075)	(16,602,756)
(139,223)	(1,097,808)	(20,021,105)	(12,897,031)
(570,228)	(1,644,212)	(20,808,952)	(9,439,887)
(1,296,759)	(3,694,184)	(916,829)	(311,663)
(22,198)	(11,207)	(25,888,389)	(11,345,262)
(2,632)	(8,711)	(4,376,517)	(838,040)

(8,864,510)	(26,763,063)	(144,964,636)	(69,715,676)

805,165	(8,414,998)	55,460,053	116,191,743
5,083,843	(29,386,141)	(157,233,038)	(129,531,451)
(1,202,720)	(4,694,547)	11,957,991	(203,718,872)
771,315	(3,819,323)	16,429,290	(40,134,859)
(1,773,150)	(5,649,322)	4,049,097	7,402,371
398,969	(86)	1,628,729	37,518,315
(3,705)	(25,147)	38,718,236	64,356,578

4,079,717	(51,989,564)	(28,989,642)	(147,916,175)

10,391,455	(62,093,991)	101,793,116	228,648,384

180,292,854	242,386,845	3,662,559,263	3,433,910,879

$190,684,309	$180,292,854	$3,764,352,379	$3,662,559,263

$672,515	$3,214,441	$15,066,326	$54,894,926

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Equity Opportunities Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,361,412	$9,762,180
Net realized gain (loss) on investment transactions	195,181,926	21,331,073
Net change in unrealized appreciation (depreciation) on investments	(88,267,468)	68,738,687

Net increase (decrease) in net assets resulting from operations	114,275,870	99,831,940

Distributions to shareholders (Note 2):
From net investment income:
Class I	(3,086,365)	(4,096,929)
Class R5	(2,663,772)	(3,911,958)
Service Class	(833,175)	(1,222,029)
Administrative Class	(940,019)	(1,453,204)
Class A	(991,150)	(2,357,730)
Class R4	(96,161)	(64,180)
Class R3	(37,120)	(47,379)

Total distributions from net investment income	(8,647,762)	(13,153,409)

From net realized gains:
Class I	(4,140,218)	(33,305,260)
Class R5	(3,855,546)	(34,110,272)
Service Class	(1,309,707)	(11,384,357)
Administrative Class	(1,630,642)	(14,481,287)
Class A	(2,472,628)	(28,593,552)
Class R4	(159,443)	(583,244)
Class R3	(81,348)	(482,246)

Total distributions from net realized gains	(13,649,532)	(122,940,218)

Net fund share transactions (Note 5):
Class I	3,148,225	4,192,341
Class R5	(21,541,708)	(26,306,262)
Service Class	(8,566,416)	(3,009,686)
Administrative Class	(13,725,790)	(3,973,770)
Class A	(39,180,033)	(24,741,038)
Class R4	1,334,753	4,526,558
Class R3	96,936	1,373,007

Increase (decrease) in net assets from fund share transactions	(78,434,033)	(47,938,850)

Total increase (decrease) in net assets	13,544,543	(84,200,537)
Net assets
Beginning of period	732,585,261	816,785,798

End of period	$746,129,804	$732,585,261

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$5,844,478	$7,130,828

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund		MassMutual Select Blue Chip Growth Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$425,929	$995,469	$2,023,979	$2,359,946
3,402,266	13,633,746	33,808,004	67,494,968
5,951,770	266,727	96,562,511	130,056,054

9,779,965	14,895,942	132,394,494	199,910,968

(568,154)	(751,915)	(3,139,236)	(1,935,400)
(196,932)	(179,581)	(1,764,182)	(2,166,584)
(56,808)	(47,013)	(728,699)	(905,314)
(77,813)	(74,962)	(710,970)	(585,084)
(76,213)	(67,082)	(97,869)	(47,459)
(14,271)	(2,144)	(141,097)	(66,043)
(11,658)	(3,962)	(51,241)	(21,466)

(1,001,849)	(1,126,659)	(6,633,294)	(5,727,350)

(6,386,963)	(8,068,438)	(20,985,062)	(54,421,472)
(2,457,311)	(2,154,268)	(14,348,294)	(76,223,871)
(780,847)	(639,638)	(7,798,720)	(36,595,844)
(1,224,123)	(1,150,105)	(9,408,039)	(38,222,083)
(1,884,654)	(1,953,737)	(6,373,156)	(26,595,883)
(196,524)	(30,274)	(2,005,791)	(3,897,139)
(217,771)	(52,494)	(1,145,122)	(1,142,260)

(13,148,193)	(14,048,954)	(62,064,184)	(237,098,552)

6,779,489	(18,509,803)	306,749,743	190,504,053
790,733	3,018,021	5,013,533	(99,893,271)
1,449,624	949,076	(94,343,026)	24,094,939
204,267	228,682	773,799	13,689,494
329,686	(1,046,308)	(12,884,728)	16,657,548
1,152,246	513,190	10,485,641	24,392,703
596,665	1,214,767	7,252,344	18,511,152

11,302,710	(13,632,375)	223,047,306	187,956,618

6,932,633	(13,912,046)	286,744,322	145,041,684

115,256,833	129,168,879	1,552,553,640	1,407,511,956

$122,189,466	$115,256,833	$1,839,297,962	$1,552,553,640

$2,590	$578,510	$-	$-

$-	$-	$(4,821,268)	$(211,953)

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Growth Opportunities Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(1,411,642)	$(2,507,396)
Net realized gain (loss) on investment transactions	39,103,904	67,533,040
Net change in unrealized appreciation (depreciation) on investments	(7,950,764)	18,055,615

Net increase (decrease) in net assets resulting from operations	29,741,498	83,081,259

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	-
Class R5	-	-
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Total distributions from net investment income	-	-

From net realized gains:
Class I	(24,329,924)	(38,981,121)
Class R5	(13,168,716)	(23,803,912)
Service Class	(10,598,292)	(17,831,054)
Administrative Class	(6,692,874)	(12,455,719)
Class A	(7,450,992)	(16,598,049)
Class R4	(635,215)	(652,252)
Class R3	(74,953)	(102,779)

Total distributions from net realized gains	(62,950,966)	(110,424,886)

Net fund share transactions (Note 5):
Class I	(18,079,784)	6,394,311
Class R5	(8,625,761)	(22,570,065)
Service Class	(13,586,786)	5,172,386
Administrative Class	1,247,346	(12,272,827)
Class A	(13,443,172)	(30,532,043)
Class R4	803,672	4,494,851
Class R3	211,784	148,347

Increase (decrease) in net assets from fund share transactions	(51,472,701)	(49,165,040)

Total increase (decrease) in net assets	(84,682,169)	(76,508,667)
Net assets
Beginning of period	897,330,365	973,839,032

End of period	$812,648,196	$897,330,365

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(3,532,568)	$(2,120,926)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund		MassMutual Select Small Cap Value Equity Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$1,128,175	$1,275,270	$725,637	$846,197
7,765,355	1,495,668	13,184,845	11,666,378
3,962,268	16,772,568	10,124,537	12,556,690

12,855,798	19,543,506	24,035,019	25,069,265

(1,608,595)	(1,281,970)	(556,291)	(408,152)
(107,757)	(72,905)	(181,044)	(449,400)
(27,561)	(30,765)	(20,709)	(32,438)
(9,697)	(1,206)	(25,697)	(9,022)
(18,927)	(11,553)	(769)	(2,458)
(1,475)	(886)	(1,325)	(5,128)
(901)	(609)	-	(88)

(1,774,913)	(1,399,894)	(785,835)	(906,686)

(2,029,336)	(12,944,843)	(6,446,918)	(2,321,956)
(144,318)	(891,064)	(2,770,889)	(3,117,262)
(41,340)	(388,558)	(405,040)	(226,348)
(13,769)	(35,387)	(453,776)	(141,014)
(36,978)	(324,216)	(497,585)	(227,926)
(2,384)	(13,658)	(85,386)	(38,293)
(1,991)	(13,243)	(28,154)	(5,311)

(2,270,116)	(14,610,969)	(10,687,748)	(6,078,110)

(16,675,702)	(25,212,907)	(14,710,505)	45,464,579
322,375	(1,404,204)	(9,725,643)	(48,503,305)
(340,908)	(574,857)	353,832	3,657,179
124,977	381,890	4,182,816	(1,758,964)
(56,352)	(527,870)	515,249	1,704,295
29,731	1,237	123,710	1,027,529
74,636	12,789	248,388	277,968

(16,521,243)	(27,323,922)	(19,012,153)	1,869,281

(7,710,474)	(23,791,279)	(6,450,717)	19,953,750

118,623,200	142,414,479	195,790,490	175,836,740

$110,912,726	$118,623,200	$189,339,773	$195,790,490

$438,131	$1,084,869	$513,493	$573,691

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Small Company Value Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,382,539	$2,464,670
Net realized gain (loss) on investment transactions	22,854,059	1,127,816
Net change in unrealized appreciation (depreciation) on investments	13,081,836	31,324,876

Net increase (decrease) in net assets resulting from operations	37,318,434	34,917,362

Distributions to shareholders (Note 2):
From net investment income:
Class I	(1,408,250)	(850,085)
Class R5	(1,125,976)	(636,073)
Service Class	(124,519)	(67,956)
Administrative Class	(138,596)	(57,520)
Class A	(124,224)	(9,255)
Class R4	(4,033)	(297)
Class R3	(597)	-

Total distributions from net investment income	(2,926,195)	(1,621,186)

From net realized gains:
Class I	(839,215)	(28,358,964)
Class R5	(732,702)	(26,816,038)
Service Class	(92,672)	(3,864,438)
Administrative Class	(111,226)	(4,094,745)
Class A	(162,946)	(7,146,651)
Class R4	(2,923)	(25,297)
Class R3	(684)	(15,919)

Total distributions from net realized gains	(1,942,368)	(70,322,052)

Net fund share transactions (Note 5):
Class I	(9,408,391)	13,522,455
Class R5	(27,911,886)	(5,581,055)
Service Class	(3,437,068)	1,102,624
Administrative Class	(2,511,893)	512,933
Class A	(4,339,662)	(252,521)
Class R4	234,739	100,718
Class R3	16,768	33,959

Increase (decrease) in net assets from fund share transactions	(47,357,393)	9,439,113

Total increase (decrease) in net assets	(14,907,522)	(27,586,763)
Net assets
Beginning of period	291,763,708	319,350,471

End of period	$276,856,186	$291,763,708

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$635,505	$2,179,161

The accompanying notes are an integral part of the financial statements.

MM S&P Mid Cap Index Fund		MM Russell 2000 Small Cap Index Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$1,919,206	$4,078,986	$2,082,984	$3,824,023
5,473,746	27,261,689	3,189,689	14,419,724
27,170,579	11,645,536	26,782,158	24,177,978

34,563,531	42,986,211	32,054,831	42,421,725

(1,256,426)	(1,884,209)	(1,878,258)	(2,171,643)
(340,047)	(144,757)	(221,776)	(95,684)
(351,574)	(161,524)	(214,609)	(73,428)
(774,228)	(500,702)	(539,724)	(290,228)
(447,496)	(290,077)	(194,294)	(93,134)
(485,310)	(195,232)	(358,183)	(136,086)
(386,975)	(137,526)	(254,434)	(88,306)

(4,042,056)	(3,314,027)	(3,661,278)	(2,948,509)

(7,100,135)	(5,940,987)	(7,366,279)	(4,491,792)
(2,026,274)	(486,746)	(919,931)	(212,931)
(2,291,760)	(638,431)	(964,194)	(193,449)
(5,521,317)	(2,141,360)	(2,667,295)	(834,189)
(3,913,155)	(1,565,793)	(1,180,862)	(378,901)
(3,599,543)	(775,045)	(1,875,930)	(353,998)
(3,308,462)	(577,513)	(1,519,544)	(244,700)

(27,760,646)	(12,125,875)	(16,494,035)	(6,709,960)

19,041,008	(74,001,329)	14,560,162	(76,193,569)
10,800,611	8,233,835	(3,248,453)	5,768,863
4,854,977	4,752,029	4,686,112	3,686,370
(2,892,948)	7,809,259	884,312	8,508,048
(4,498,425)	6,324,124	2,012,741	3,328,695
28,792,667	20,280,246	12,165,754	16,962,829
29,063,127	22,951,665	12,743,367	14,260,660

85,161,017	(3,650,171)	43,803,995	(23,678,104)

87,921,846	23,896,138	55,703,513	9,085,152

294,722,365	270,826,227	271,370,926	262,285,774

$382,644,211	$294,722,365	$327,074,439	$271,370,926

$879,633	$3,002,483	$986,069	$2,564,363

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Select Mid Cap Growth Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(1,133,499)	$(2,084,037)
Net realized gain (loss) on investment transactions	148,378,026	147,023,683
Net change in unrealized appreciation (depreciation) on investments	145,468,778	148,866,837

Net increase (decrease) in net assets resulting from operations	292,713,305	293,806,483

Distributions to shareholders (Note 2):
From net investment income:
Class I	(2,934,635)	-
Class R5	(489,137)	-
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Total distributions from net investment income	(3,423,772)	-

From net realized gains:
Class I	(79,202,488)	(81,785,351)
Class R5	(33,707,189)	(55,211,743)
Service Class	(10,407,836)	(20,768,068)
Administrative Class	(15,578,988)	(30,187,112)
Class A	(13,641,841)	(27,155,559)
Class R4	(3,089,225)	(1,661,395)
Class R3	(900,059)	(625,778)

Total distributions from net realized gains	(156,527,626)	(217,395,006)

Tax return of capital:
Class I	-	-
Class R5	-	-
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Total distributions from tax return of capital	-	-

Net fund share transactions (Note 5):
Class I	336,876,934	803,773,454
Class R5	33,484,655	168,193,351
Service Class	(19,225,955)	(6,304,691)
Administrative Class	(24,320,541)	(29,690,315)
Class A	(29,933,112)	(10,220,087)
Class R4	15,394,447	40,927,154
Class R3	5,176,777	8,881,610

Increase (decrease) in net assets from fund share transactions	317,453,205	975,560,476

Total increase (decrease) in net assets	450,215,112	1,051,971,953
Net assets
Beginning of period	3,435,570,501	2,383,598,548

End of period	$3,885,785,613	$3,435,570,501

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(7,106,179)	$(2,548,908)

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund		MassMutual Select Diversified International Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$(49,711)	$(740,561)	$192,331	$1,727,967
23,752,374	(27,626,352)	1,634,651	(7,098,915)
20,846,598	67,899,260	1,694,010	6,294,308

44,549,261	39,532,347	3,520,992	923,360

-	-	(2,182,357)	(92,480)
-	-	-	-
-	-	(8,710)	-
-	-	(10,595)	-
-	-	(13,539)	-
-	-	(62,141)	(326)
-	-	(16,223)	-

-	-	(2,293,565)	(92,806)

-	(49,177,897)	-	-
-	(32,616,960)	-	-
-	(8,890,222)	-	-
-	(7,088,429)	-	-
-	(10,904,104)	-	-
-	(180,373)	-	-
-	(119,351)	-	-

-	(108,977,336)	-	-

-	(69,823)	-	-
-	(46,310)	-	-
-	(12,622)	-	-
-	(10,064)	-	-
-	(15,482)	-	-
-	(256)	-	-
-	(170)	-	-

-	(154,727)	-	-

(13,187,750)	65,409,071	(24,591,607)	(26,988,814)
(14,250,787)	(25,489,734)	-	(11,654)
(5,070,589)	6,878,171	(62,336)	17,266
(1,818,032)	818,188	61,462	50,487
(7,833,157)	2,056,514	(11,662)	(301,841)
597,889	1,395,690	(477,629)	1,017,929
378,166	994,687	148,448	99,644

(41,184,260)	52,062,587	(24,933,324)	(26,116,983)

3,365,001	(17,537,129)	(23,705,897)	(25,286,429)

504,976,584	522,513,713	40,899,966	66,186,395

$508,341,585	$504,976,584	$17,194,069	$40,899,966

$(851,046)	$(801,335)	$190,180	$2,291,414

MassMutual Select Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MM MSCI EAFE International Index Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,498,882	$12,136,097
Net realized gain (loss) on investment transactions	101,441	4,840,199
Net change in unrealized appreciation (depreciation) on investments	14,217,673	4,610,492

Net increase (decrease) in net assets resulting from operations	16,817,996	21,586,788

Distributions to shareholders (Note 2):
From net investment income:
Class I	(4,530,030)	(6,785,859)
Class R5	(1,577,963)	(607,053)
Service Class	(853,253)	(309,406)
Administrative Class	(1,954,094)	(736,427)
Class A	(638,937)	(237,035)
Class R4	(1,392,338)	(244,763)
Class R3	(1,261,717)	(231,410)

Total distributions from net investment income	(12,208,332)	(9,151,953)

From net realized gains:
Class I	(1,569,875)	(713,404)
Class R5	(556,282)	(65,592)
Service Class	(309,451)	(36,223)
Administrative Class	(725,106)	(89,660)
Class A	(248,397)	(32,786)
Class R4	(518,141)	(28,097)
Class R3	(487,173)	(27,157)

Total distributions from net realized gains	(4,414,425)	(992,919)

Net fund share transactions (Note 5):
Class I	22,840,092	(190,445,217)
Class R5	(15,581,245)	15,464,582
Service Class	6,643,895	1,319,875
Administrative Class	4,007,967	4,903,152
Class A	2,637,071	399,928
Class R4	13,469,766	18,287,049
Class R3	6,902,960	19,010,376

Increase (decrease) in net assets from fund share transactions	40,920,506	(131,060,255)

Total increase (decrease) in net assets	41,115,745	(119,618,339)
Net assets
Beginning of period	246,876,159	366,494,498

End of period	$287,991,904	$246,876,159

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,386,200	$11,095,650

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$2,081,478	$11,332,840
11,797,555	(20,719,067)
42,529,107	35,851,044

56,408,140	26,464,817

(7,122,357)	(5,063,565)
(2,873,471)	(2,456,793)
(1,364,491)	(1,082,851)
(720,851)	(473,888)
(941,459)	(620,779)
(115,855)	(52,843)
(32,726)	(16,976)

(13,171,210)	(9,767,695)

-	-
-	-
-	-
-	-
-	-
-	-
-	-

-	-

(17,948,673)	28,654,909
(14,754,841)	(25,640,587)
(28,220,225)	(8,986,925)
(2,071,019)	458,898
(9,129,336)	(1,318,821)
(330,568)	2,959,175
(127,924)	602,560

(72,582,586)	(3,270,791)

(29,345,656)	13,426,331

641,640,965	628,214,634

$612,295,309	$641,640,965

$530,504	$11,620,236

MassMutual Select Total Return Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[n]		Interest expense to average daily net assets[p]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Net investment income (loss) to average daily net assets[n]
Class I
3/31/17[r]	$10.43	$0.10	$(0.27)	$(0.17)	$(0.27)	$(0.21)	$(0.48)	$9.78	(1.54%	)[b]	$325,253	0.35%	[a]	N/A		N/A		2.07%	[a]
9/30/16	10.17	0.21	0.30	0.51	(0.22)	(0.03)	(0.25)	10.43	5.10%		303,783	0.37%		N/A		0.34%		2.02%
9/30/15[i]	10.10	0.14	(0.06)	0.08	(0.00)[d]	(0.01)	(0.01)	10.17	0.79%	[b]	534,131	0.39%	[a]	N/A		0.34%	[a]	1.81%	[a]
12/31/14	10.12	0.21	0.23	0.44	(0.31)	(0.15)	(0.46)	10.10	4.39%		459,950	0.41%		0.00%	[e]	0.40%		2.07%
12/31/13	10.55	0.20	(0.35)	(0.15)	(0.26)	(0.02)	(0.28)	10.12	(1.43%	)	420,872	0.40%		0.00%	[e]	N/A		1.87%
12/31/12	9.98	0.26	0.71	0.97	(0.38)	(0.02)	(0.40)	10.55	9.74%		440,229	0.41%		0.00%	[e]	N/A		2.43%
12/31/11	10.09	0.33	(0.09)	0.24	(0.35)	-	(0.35)	9.98	2.41%		402,361	0.40%		N/A		N/A		3.26%
Class R5
3/31/17[r]	$10.41	$0.10	$(0.28)	$(0.18)	$(0.26)	$(0.21)	$(0.47)	$9.76	(1.66%	)[b]	$97,287	0.45%	[a]	N/A		N/A		1.95%	[a]
9/30/16	10.15	0.20	0.30	0.50	(0.21)	(0.03)	(0.24)	10.41	5.01%		115,428	0.47%		N/A		0.44%		1.94%
9/30/15[i]	10.08	0.13	(0.05)	0.08	(0.00)[d]	(0.01)	(0.01)	10.15	0.79%	[b]	166,482	0.49%	[a]	N/A		0.44%	[a]	1.70%	[a]
12/31/14	10.10	0.21	0.22	0.43	(0.30)	(0.15)	(0.45)	10.08	4.26%		148,821	0.52%		0.00%	[e]	0.51%		1.98%
12/31/13	10.54	0.18	(0.35)	(0.17)	(0.25)	(0.02)	(0.27)	10.10	(1.68%	)	175,117	0.55%		0.00%	[e]	N/A		1.72%
12/31/12	9.97	0.24	0.72	0.96	(0.37)	(0.02)	(0.39)	10.54	9.62%		169,086	0.56%		0.00%	[e]	N/A		2.26%
12/31/11	10.07	0.31	(0.07)	0.24	(0.34)	-	(0.34)	9.97	2.37%		79,275	0.55%		N/A		N/A		3.02%
Service Class
3/31/17[r]	$10.45	$0.09	$(0.29)	$(0.20)	$(0.24)	$(0.21)	$(0.45)	$9.80	(1.66%	)[b]	$150,143	0.55%	[a]	N/A		N/A		1.83%	[a]
9/30/16	10.17	0.19	0.31	0.50	(0.19)	(0.03)	(0.22)	10.45	5.04%		193,887	0.57%		N/A		0.54%		1.83%
9/30/15[i]	10.12	0.12	(0.06)	0.06	(0.00)[d]	(0.01)	(0.01)	10.17	0.59%	[b]	209,728	0.59%	[a]	N/A		0.54%	[a]	1.54%	[a]
12/31/14	10.13	0.19	0.23	0.42	(0.28)	(0.15)	(0.43)	10.12	4.23%		316,778	0.62%		0.00%	[e]	0.62%	[k]	1.86%
12/31/13	10.56	0.17	(0.35)	(0.18)	(0.23)	(0.02)	(0.25)	10.13	(1.78%	)	355,678	0.67%		0.00%	[e]	N/A		1.60%
12/31/12	9.99	0.23	0.71	0.94	(0.35)	(0.02)	(0.37)	10.56	9.43%		481,613	0.68%		0.00%	[e]	N/A		2.15%
12/31/11	10.09	0.30	(0.08)	0.22	(0.32)	-	(0.32)	9.99	2.21%		454,979	0.67%		N/A		N/A		2.89%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	130%	264%	264%	453%[u]	460%[u]	501%[u]	442%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Includes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.
r	Unaudited.
u	Excludes dollar roll transactions. Including these transactions, the portfolio turnover would have been 456%, 479% and 509% as of December 31, 2014, December 31, 2013 and December 31, 2012, respectively.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[n]		Interest expense to average daily net assets[p]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Net investment income (loss) to average daily net assets[n]
Administrative Class
3/31/17[r]	$10.37	$0.09	$(0.28)	$(0.19)	$(0.23)	$(0.21)	$(0.44)	$9.74	(1.73%	)[b]	$62,361	0.65%	[a]	N/A		N/A		1.74%	[a]
9/30/16	10.11	0.17	0.31	0.48	(0.19)	(0.03)	(0.22)	10.37	4.80%		80,444	0.67%		N/A		0.64%		1.73%
9/30/15[i]	10.06	0.11	(0.05)	0.06	(0.00)[d]	(0.01)	(0.01)	10.11	0.59%	[b]	89,080	0.69%	[a]	N/A		0.64%	[a]	1.49%	[a]
12/31/14	10.07	0.18	0.23	0.41	(0.27)	(0.15)	(0.42)	10.06	4.14%		86,220	0.72%		0.00%	[e]	0.71%		1.74%
12/31/13	10.51	0.16	(0.35)	(0.19)	(0.23)	(0.02)	(0.25)	10.07	(1.86%	)	107,501	0.75%		0.00%	[e]	N/A		1.52%
12/31/12	9.95	0.22	0.71	0.93	(0.35)	(0.02)	(0.37)	10.51	9.35%		99,987	0.76%		0.00%	[e]	N/A		2.06%
12/31/11	10.07	0.29	(0.08)	0.21	(0.33)	-	(0.33)	9.95	2.13%		66,880	0.75%		N/A		N/A		2.87%
Class A
3/31/17[r]	$10.38	$0.08	$(0.28)	$(0.20)	$(0.22)	$(0.21)	$(0.43)	$9.75	(1.82%	)[b]	$4,717	0.90%	[a]	N/A		N/A		1.62%	[a]
9/30/16	10.13	0.15	0.31	0.46	(0.18)	(0.03)	(0.21)	10.38	4.62%		1,943	0.92%		N/A		0.89%		1.47%
9/30/15[i]	10.10	0.11	(0.07)	0.04	(0.00)[d]	(0.01)	(0.01)	10.13	0.39%	[b]	1,998	0.94%	[a]	N/A		0.89%	[a]	1.45%	[a]
12/31/14[h]	10.25	0.11	0.16	0.27	(0.27)	(0.15)	(0.42)	10.10	2.65%	[b]	119	0.96%	[a]	0.00%	[e]	0.95%	[a]	1.36%	[a]
Class R4
3/31/17[r]	$10.43	$0.08	$(0.28)	$(0.20)	$(0.21)	$(0.21)	$(0.42)	$9.81	(1.78%	)[b]	$240,665	0.80%	[a]	N/A		N/A		1.60%	[a]
9/30/16	10.16	0.16	0.31	0.47	(0.17)	(0.03)	(0.20)	10.43	4.70%		295,696	0.82%		N/A		0.79%		1.58%
9/30/15[i]	10.12	0.10	(0.05)	0.05	(0.00)[d]	(0.01)	(0.01)	10.16	0.49%	[b]	336,956	0.84%	[a]	N/A		0.79%	[a]	1.33%	[a]
12/31/14	10.14	0.17	0.22	0.39	(0.26)	(0.15)	(0.41)	10.12	3.88%		385,955	0.86%		0.00%	[e]	0.85%		1.62%
12/31/13	10.56	0.15	(0.35)	(0.20)	(0.20)	(0.02)	(0.22)	10.14	(1.94%	)	463,236	0.85%		0.00%	[e]	N/A		1.41%
12/31/12	9.99	0.21	0.71	0.92	(0.33)	(0.02)	(0.35)	10.56	9.25%		766,346	0.86%		0.00%	[e]	N/A		1.98%
12/31/11	10.09	0.28	(0.08)	0.20	(0.30)	-	(0.30)	9.99	2.03%		703,315	0.85%		N/A		N/A		2.71%
Class R3
3/31/17[r]	$10.35	$0.07	$(0.29)	$(0.22)	$(0.19)	$(0.21)	$(0.40)	$9.73	(1.98%	)[b]	$41,408	1.05%	[a]	N/A		N/A		1.35%	[a]
9/30/16	10.08	0.13	0.32	0.45	(0.15)	(0.03)	(0.18)	10.35	4.49%		46,206	1.07%		N/A		1.04%		1.33%
9/30/15[i]	10.06	0.08	(0.05)	0.03	(0.00)[d]	(0.01)	(0.01)	10.08	0.29%	[b]	48,998	1.09%	[a]	N/A		1.04%	[a]	1.09%	[a]
12/31/14	10.08	0.14	0.22	0.36	(0.23)	(0.15)	(0.38)	10.06	3.66%		49,462	1.11%		0.00%	[e]	1.10%		1.37%
12/31/13	10.52	0.12	(0.35)	(0.23)	(0.19)	(0.02)	(0.21)	10.08	(2.21%	)	48,925	1.10%		0.00%	[e]	N/A		1.17%
12/31/12	9.97	0.18	0.71	0.89	(0.32)	(0.02)	(0.34)	10.52	9.02%		44,647	1.11%		0.00%	[e]	N/A		1.71%
12/31/11	10.08	0.26	(0.07)	0.19	(0.30)	-	(0.30)	9.97	1.77%		24,105	1.10%		N/A		N/A		2.50%

MassMutual Select Strategic Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$10.67	$0.14	$(0.24)	$(0.10)	$(0.28)	$(0.28)	$10.29	(0.83%	)[b]	$116,111	0.52%	[a]	0.48%	[a]	2.75%	[a]
9/30/16	10.22	0.29	0.46	0.75	(0.30)	(0.30)	10.67	7.62%		99,498	0.54%		0.48%		2.80%
9/30/15[i]	10.15	0.20	(0.13)	0.07	(0.00)[d]	(0.00)[d]	10.22	0.72%	[b]	68,561	0.59%	[a]	0.48%	[a]	2.61%	[a]
12/31/14[h]	10.09	0.25	0.18	0.43	(0.37)	(0.37)	10.15	4.32%	[b]	54,827	0.60%	[a]	0.48%	[a]	3.20%	[a]
Class R5
3/31/17[r]	$10.67	$0.14	$(0.24)	$(0.10)	$(0.27)	$(0.27)	$10.30	(0.82%	)[b]	$68,251	0.62%	[a]	0.58%	[a]	2.67%	[a]
9/30/16	10.22	0.28	0.46	0.74	(0.29)	(0.29)	10.67	7.51%		61,789	0.64%		0.58%		2.70%
9/30/15[i]	10.16	0.19	(0.13)	0.06	(0.00)[d]	(0.00)[d]	10.22	0.62%	[b]	50,846	0.69%	[a]	0.58%	[a]	2.51%	[a]
12/31/14	9.82	0.32	0.38	0.70	(0.36)	(0.36)	10.16	7.13%		46,966	0.70%		0.63%		3.11%
12/31/13	10.34	0.29	(0.45)	(0.16)	(0.36)	(0.36)	9.82	(1.51%	)	82,091	0.69%		N/A		2.87%
12/31/12	9.91	0.31	0.47	0.78	(0.35)	(0.35)	10.34	7.86%		82,408	0.68%		N/A		3.02%
12/31/11	9.60	0.31	0.33	0.64	(0.33)	(0.33)	9.91	6.61%		75,607	0.66%		N/A		3.14%
Service Class
3/31/17[r]	$10.67	$0.13	$(0.24)	$(0.11)	$(0.26)	$(0.26)	$10.30	(0.97%	)[b]	$48,028	0.72%	[a]	0.68%	[a]	2.55%	[a]
9/30/16	10.22	0.27	0.47	0.74	(0.29)	(0.29)	10.67	7.42%		47,296	0.74%		0.68%		2.61%
9/30/15[i]	10.17	0.19	(0.14)	0.05	(0.00)[d]	(0.00)[d]	10.22	0.52%	[b]	59,568	0.79%	[a]	0.68%	[a]	2.41%	[a]
12/31/14	9.83	0.31	0.38	0.69	(0.35)	(0.35)	10.17	7.08%		51,447	0.79%		0.70%		3.02%
12/31/13	10.35	0.29	(0.45)	(0.16)	(0.36)	(0.36)	9.83	(1.55%	)	37,806	0.74%		N/A		2.85%
12/31/12	9.92	0.31	0.46	0.77	(0.34)	(0.34)	10.35	7.79%		25,412	0.73%		N/A		2.96%
12/31/11	9.61	0.31	0.33	0.64	(0.33)	(0.33)	9.92	6.54%		27,303	0.71%		N/A		3.08%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	89%	207%	191%	308%	352%	417%	669%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$10.64	$0.13	$(0.24)	$(0.11)	$(0.26)	$(0.26)	$10.27	(0.97%	)[b]	$60,974	0.82%	[a]	0.78%	[a]	2.48%	[a]
9/30/16	10.18	0.26	0.47	0.73	(0.27)	(0.27)	10.64	7.39%		42,980	0.84%		0.78%		2.50%
9/30/15[i]	10.14	0.18	(0.14)	0.04	(0.00)[d]	(0.00)[d]	10.18	0.42%	[b]	36,812	0.89%	[a]	0.78%	[a]	2.31%	[a]
12/31/14	9.81	0.30	0.38	0.68	(0.35)	(0.35)	10.14	6.94%		28,065	0.90%		0.80%		2.91%
12/31/13	10.32	0.27	(0.45)	(0.18)	(0.33)	(0.33)	9.81	(1.73%	)	14,613	0.89%		N/A		2.59%
12/31/12	9.90	0.29	0.46	0.75	(0.33)	(0.33)	10.32	7.57%		31,753	0.88%		N/A		2.81%
12/31/11	9.58	0.29	0.33	0.62	(0.30)	(0.30)	9.90	6.43%		26,987	0.86%		N/A		2.90%
Class A
3/31/17[r]	$10.60	$0.11	$(0.23)	$(0.12)	$(0.23)	$(0.23)	$10.25	(1.09%	)[b]	$47,334	1.07%	[a]	1.03%	[a]	2.21%	[a]
9/30/16	10.15	0.23	0.47	0.70	(0.25)	(0.25)	10.60	7.12%		45,782	1.09%		1.03%		2.25%
9/30/15[i]	10.13	0.16	(0.14)	0.02	(0.00)[d]	(0.00)[d]	10.15	0.22%	[b]	40,577	1.14%	[a]	1.03%	[a]	2.07%	[a]
12/31/14	9.80	0.27	0.38	0.65	(0.32)	(0.32)	10.13	6.66%		32,540	1.15%		1.06%		2.65%
12/31/13	10.31	0.24	(0.43)	(0.19)	(0.32)	(0.32)	9.80	(1.89%	)	27,677	1.14%		N/A		2.40%
12/31/12	9.89	0.26	0.46	0.72	(0.30)	(0.30)	10.31	7.27%		37,774	1.13%		N/A		2.57%
12/31/11	9.56	0.26	0.34	0.60	(0.27)	(0.27)	9.89	6.23%		40,971	1.11%		N/A		2.68%
Class R4
3/31/17[r]	$10.58	$0.12	$(0.24)	$(0.12)	$(0.24)	$(0.24)	$10.22	(1.04%	)[b]	$39,358	0.97%	[a]	0.93%	[a]	2.30%	[a]
9/30/16	10.15	0.24	0.47	0.71	(0.28)	(0.28)	10.58	7.20%		26,419	0.99%		0.93%		2.36%
9/30/15[i]	10.12	0.18	(0.15)	0.03	(0.00)[d]	(0.00)[d]	10.15	0.32%	[b]	14,724	1.04%	[a]	0.93%	[a]	2.36%	[a]
12/31/14[h]	10.06	0.21	0.19	0.40	(0.34)	(0.34)	10.12	3.99%	[b]	104	1.05%	[a]	0.93%	[a]	2.75%	[a]
Class R3
3/31/17[r]	$10.50	$0.10	$(0.23)	$(0.13)	$(0.23)	$(0.23)	$10.14	(1.18%	)[b]	$10,591	1.22%	[a]	1.18%	[a]	2.07%	[a]
9/30/16	10.06	0.22	0.46	0.68	(0.24)	(0.24)	10.50	6.95%		5,810	1.24%		1.18%		2.12%
9/30/15[i]	10.05	0.15	(0.14)	0.01	(0.00)[d]	(0.00)[d]	10.06	0.13%	[b]	2,904	1.29%	[a]	1.18%	[a]	1.94%	[a]
12/31/14	9.75	0.25	0.38	0.63	(0.33)	(0.33)	10.05	6.44%		1,978	1.33%		1.24%		2.49%
12/31/13	10.26	0.21	(0.44)	(0.23)	(0.28)	(0.28)	9.75	(2.22%	)	974	1.44%		N/A		2.11%
12/31/12	9.85	0.23	0.46	0.69	(0.28)	(0.28)	10.26	7.00%		1,130	1.43%		N/A		2.26%
12/31/11	9.55	0.23	0.33	0.56	(0.26)	(0.26)	9.85	5.80%		988	1.41%		N/A		2.37%

MassMutual Select Diversified Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$14.90	$0.14	$1.64	$1.78	$(0.35)	$(0.63)	$(0.98)	$15.70	12.18%	[b]	$286,248	0.57%	[a]	1.79%	[a]
9/30/16	13.64	0.27	1.20	1.47	(0.21)	-	(0.21)	14.90	10.89%		251,684	0.57%		1.90%
9/30/15[i]	14.86	0.18	(1.35)	(1.17)	(0.05)	-	(0.05)	13.64	(7.91%	)[b]	75,827	0.58%	[a]	1.66%	[a]
12/31/14[h]	13.89	0.17	1.10	1.27	(0.30)	-	(0.30)	14.86	9.20%	[b]	97,877	0.55%	[a]	1.56%	[a]
Class R5
3/31/17[r]	$14.90	$0.13	$1.64	$1.77	$(0.32)	$(0.63)	$(0.95)	$15.72	12.10%	[b]	$46,627	0.67%	[a]	1.70%	[a]
9/30/16	13.64	0.28	1.18	1.46	(0.20)	-	(0.20)	14.90	10.78%		46,830	0.67%		2.00%
9/30/15[i]	14.87	0.17	(1.35)	(1.18)	(0.05)	-	(0.05)	13.64	(7.98%	)[b]	207,187	0.68%	[a]	1.58%	[a]
12/31/14	13.56	0.29	1.30	1.59	(0.28)	-	(0.28)	14.87	11.82%		235,941	0.63%		2.07%
12/31/13	10.21	0.19	3.32	3.51	(0.16)	-	(0.16)	13.56	34.40%		329,972	0.59%		1.55%
12/31/12	8.87	0.19	1.39	1.58	(0.24)	-	(0.24)	10.21	17.79%		245,589	0.59%		1.98%
12/31/11	8.92	0.16	(0.05)	0.11	(0.16)	-	(0.16)	8.87	1.37%		212,076	0.59%		1.79%
Service Class
3/31/17[r]	$14.90	$0.12	$1.64	$1.76	$(0.32)	$(0.63)	$(0.95)	$15.71	11.99%	[b]	$12,860	0.77%	[a]	1.57%	[a]
9/30/16	13.63	0.25	1.21	1.46	(0.19)	-	(0.19)	14.90	10.75%		8,656	0.77%		1.78%
9/30/15[i]	14.88	0.16	(1.36)	(1.20)	(0.05)	-	(0.05)	13.63	(8.11%	)[b]	14,983	0.78%	[a]	1.49%	[a]
12/31/14	13.57	0.25	1.33	1.58	(0.27)	-	(0.27)	14.88	11.72%		16,147	0.73%		1.76%
12/31/13	10.22	0.17	3.32	3.49	(0.14)	-	(0.14)	13.57	34.24%		21,780	0.69%		1.44%
12/31/12	8.87	0.18	1.39	1.57	(0.22)	-	(0.22)	10.22	17.74%		18,431	0.69%		1.84%
12/31/11	8.92	0.15	(0.05)	0.10	(0.15)	-	(0.15)	8.87	1.25%		23,925	0.69%		1.69%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	27%	39%	29%	49%	44%	38%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$14.96	$0.11	$1.65	$1.76	$(0.31)	$(0.63)	$(0.94)	$15.78	11.96%	[b]	$7,630	0.87%	[a]	1.49%	[a]
9/30/16	13.68	0.24	1.20	1.44	(0.16)	-	(0.16)	14.96	10.57%		6,903	0.87%		1.66%
9/30/15[i]	14.93	0.15	(1.35)	(1.20)	(0.05)	-	(0.05)	13.68	(8.08%	)[b]	6,206	0.88%	[a]	1.38%	[a]
12/31/14	13.63	0.24	1.32	1.56	(0.26)	-	(0.26)	14.93	11.52%		9,579	0.84%		1.69%
12/31/13	10.25	0.16	3.33	3.49	(0.11)	-	(0.11)	13.63	34.13%		7,905	0.80%		1.33%
12/31/12	8.90	0.17	1.39	1.56	(0.21)	-	(0.21)	10.25	17.53%		7,642	0.80%		1.74%
12/31/11	8.92	0.14	(0.04)	0.10	(0.12)	-	(0.12)	8.90	1.17%		9,809	0.80%		1.52%
Class A
3/31/17[r]	$14.85	$0.09	$1.65	$1.74	$(0.27)	$(0.63)	$(0.90)	$15.69	11.87%	[b]	$17,687	1.12%	[a]	1.24%	[a]
9/30/16	13.58	0.20	1.20	1.40	(0.13)	-	(0.13)	14.85	10.33%		19,968	1.12%		1.43%
9/30/15[i]	14.86	0.13	(1.36)	(1.23)	(0.05)	-	(0.05)	13.58	(8.32%	)[b]	20,926	1.13%	[a]	1.14%	[a]
12/31/14	13.55	0.21	1.31	1.52	(0.21)	-	(0.21)	14.86	11.27%		23,963	1.10%		1.47%
12/31/13	10.20	0.13	3.31	3.44	(0.09)	-	(0.09)	13.55	33.78%		24,625	1.09%		1.05%
12/31/12	8.86	0.14	1.39	1.53	(0.19)	-	(0.19)	10.20	17.23%		24,405	1.09%		1.48%
12/31/11	8.90	0.11	(0.04)	0.07	(0.11)	-	(0.11)	8.86	0.83%		24,863	1.09%		1.26%
Class R4
3/31/17[r]	$14.81	$0.10	$1.64	$1.74	$(0.31)	$(0.63)	$(0.94)	$15.61	11.92%	[b]	$958	1.02%	[a]	1.33%	[a]
9/30/16	13.57	0.22	1.18	1.40	(0.16)	-	(0.16)	14.81	10.38%		711	1.02%		1.57%
9/30/15[i]	14.83	0.14	(1.35)	(1.21)	(0.05)	-	(0.05)	13.57	(8.20%	)[b]	279	1.03%	[a]	1.26%	[a]
12/31/14[h]	13.86	0.12	1.10	1.22	(0.25)	-	(0.25)	14.83	8.85%	[b]	109	1.00%	[a]	1.13%	[a]
Class R3
3/31/17[r]	$14.83	$0.08	$1.63	$1.71	$(0.26)	$(0.63)	$(0.89)	$15.65	11.73%	[b]	$1,903	1.27%	[a]	1.09%	[a]
9/30/16	13.62	0.19	1.19	1.38	(0.17)	-	(0.17)	14.83	10.17%		1,635	1.27%		1.36%
9/30/15[i]	14.91	0.12	(1.36)	(1.24)	(0.05)	-	(0.05)	13.62	(8.36%	)[b]	247	1.28%	[a]	1.06%	[a]
12/31/14	13.61	0.18	1.31	1.49	(0.19)	-	(0.19)	14.91	11.02%		194	1.28%		1.26%
12/31/13	10.25	0.09	3.33	3.42	(0.06)	-	(0.06)	13.61	33.35%		166	1.40%		0.73%
12/31/12	8.90	0.11	1.39	1.50	(0.15)	-	(0.15)	10.25	16.88%		131	1.40%		1.12%
12/31/11	8.94	0.09	(0.04)	0.05	(0.09)	-	(0.09)	8.90	0.63%		259	1.40%		0.98%

MassMutual Select Fundamental Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$12.39	$0.12	$1.07	$1.19	$(0.25)	$(0.96)	$(1.21)	$12.37	9.81%	[b]	$565,694	0.63%	[a]	N/A	1.93%	[a]
9/30/16	12.46	0.25	1.27	1.52	(0.23)	(1.36)	(1.59)	12.39	13.21%		500,270	0.63%		N/A	2.04%
9/30/15[i]	13.97	0.17	(1.28)	(1.11)	-	(0.40)	(0.40)	12.46	(8.06%	)[b]	422,026	0.63%	[a]	N/A	1.65%	[a]
12/31/14	13.60	0.23	1.28	1.51	(0.24)	(0.90)	(1.14)	13.97	11.45%		408,068	0.65%		0.62%	1.65%
12/31/13	11.36	0.24	3.32	3.56	(0.26)	(1.06)	(1.32)	13.60	31.85%		267,342	0.74%		0.59%	1.82%
12/31/12	10.04	0.24	1.44	1.68	(0.36)	-	(0.36)	11.36	16.75%		204,268	0.74%		0.59%	2.21%
12/31/11	10.48	0.20	(0.43)	(0.23)	(0.21)	-	(0.21)	10.04	(2.06%	)	184,034	0.75%		0.60%	2.00%
Class R5
3/31/17[r]	$12.43	$0.11	$1.07	$1.18	$(0.23)	$(0.96)	$(1.19)	$12.42	9.75%	[b]	$380,661	0.73%	[a]	N/A	1.82%	[a]
9/30/16	12.49	0.23	1.29	1.52	(0.22)	(1.36)	(1.58)	12.43	13.12%		372,531	0.73%		N/A	1.95%
9/30/15[i]	14.01	0.16	(1.28)	(1.12)	-	(0.40)	(0.40)	12.49	(8.10%	)[b]	423,631	0.73%	[a]	N/A	1.53%	[a]
12/31/14	13.64	0.22	1.27	1.49	(0.22)	(0.90)	(1.12)	14.01	11.27%		564,826	0.78%		0.74%	1.53%
12/31/13	11.39	0.22	3.32	3.54	(0.23)	(1.06)	(1.29)	13.64	31.57%		541,839	0.94%		0.79%	1.63%
12/31/12	10.07	0.22	1.44	1.66	(0.34)	-	(0.34)	11.39	16.49%		486,471	0.94%		0.79%	2.00%
12/31/11	10.49	0.17	(0.42)	(0.25)	(0.17)	-	(0.17)	10.07	(2.29%	)	407,353	0.94%		0.80%	1.62%
Service Class
3/31/17[r]	$12.38	$0.10	$1.07	$1.17	$(0.22)	$(0.96)	$(1.18)	$12.37	9.65%	[b]	$69,354	0.83%	[a]	N/A	1.64%	[a]
9/30/16	12.44	0.22	1.29	1.51	(0.21)	(1.36)	(1.57)	12.38	13.06%		124,126	0.83%		N/A	1.86%
9/30/15[i]	13.97	0.15	(1.28)	(1.13)	-	(0.40)	(0.40)	12.44	(8.20%	)[b]	158,634	0.83%	[a]	N/A	1.44%	[a]
12/31/14	13.60	0.20	1.28	1.48	(0.21)	(0.90)	(1.11)	13.97	11.22%		208,770	0.86%		0.83%	1.44%
12/31/13	11.36	0.21	3.32	3.53	(0.23)	(1.06)	(1.29)	13.60	31.52%		207,094	0.98%		0.83%	1.58%
12/31/12	10.05	0.22	1.42	1.64	(0.33)	-	(0.33)	11.36	16.35%		158,864	0.98%		0.83%	1.96%
12/31/11	10.46	0.17	(0.41)	(0.24)	(0.17)	-	(0.17)	10.05	(2.20%	)	154,312	0.98%		0.84%	1.60%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	6%	16%	15%	19%	18%	22%	14%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$12.44	$0.10	$1.08	$1.18	$(0.21)	$(0.96)	$(1.17)	$12.45	9.69%	[b]	$95,677	0.93%	[a]	N/A	1.61%	[a]
9/30/16	12.49	0.21	1.29	1.50	(0.19)	(1.36)	(1.55)	12.44	12.93%		94,316	0.93%		N/A	1.75%
9/30/15[i]	14.04	0.14	(1.29)	(1.15)	-	(0.40)	(0.40)	12.49	(8.30%	)[b]	102,932	0.93%	[a]	N/A	1.34%	[a]
12/31/14	13.65	0.19	1.29	1.48	(0.19)	(0.90)	(1.09)	14.04	11.14%		123,885	0.97%		0.94%	1.33%
12/31/13	11.40	0.19	3.33	3.52	(0.21)	(1.06)	(1.27)	13.65	31.35%		141,207	1.13%		0.98%	1.42%
12/31/12	10.09	0.20	1.43	1.63	(0.32)	-	(0.32)	11.40	16.16%		115,576	1.13%		0.98%	1.81%
12/31/11	10.45	0.15	(0.41)	(0.26)	(0.10)	-	(0.10)	10.09	(2.39%	)	100,173	1.13%		0.98%	1.41%
Class A
3/31/17[r]	$12.28	$0.08	$1.06	$1.14	$(0.17)	$(0.96)	$(1.13)	$12.29	9.46%	[b]	$129,455	1.18%	[a]	N/A	1.35%	[a]
9/30/16	12.35	0.18	1.26	1.44	(0.15)	(1.36)	(1.51)	12.28	12.58%		161,322	1.18%		N/A	1.50%
9/30/15[i]	13.90	0.11	(1.26)	(1.15)	-	(0.40)	(0.40)	12.35	(8.39%	)[b]	170,054	1.18%	[a]	N/A	1.08%	[a]
12/31/14	13.53	0.15	1.27	1.42	(0.15)	(0.90)	(1.05)	13.90	10.78%		215,519	1.23%		1.19%	1.08%
12/31/13	11.28	0.15	3.31	3.46	(0.15)	(1.06)	(1.21)	13.53	31.10%		272,524	1.38%		1.23%	1.18%
12/31/12	9.99	0.17	1.41	1.58	(0.29)	-	(0.29)	11.28	15.85%		332,630	1.38%		1.23%	1.56%
12/31/11	10.36	0.12	(0.40)	(0.28)	(0.09)	-	(0.09)	9.99	(2.65%	)	284,989	1.38%		1.24%	1.19%
Class R4
3/31/17[r]	$12.21	$0.09	$1.05	$1.14	$(0.22)	$(0.96)	$(1.18)	$12.17	9.58%	[b]	$13,946	1.08%	[a]	N/A	1.49%	[a]
9/30/16	12.32	0.20	1.26	1.46	(0.21)	(1.36)	(1.57)	12.21	12.78%		6,905	1.08%		N/A	1.66%
9/30/15[i]	13.86	0.12	(1.26)	(1.14)	-	(0.40)	(0.40)	12.32	(8.34%	)[b]	1,846	1.08%	[a]	N/A	1.25%	[a]
12/31/14[h]	13.74	0.12	1.10	1.22	(0.20)	(0.90)	(1.10)	13.86	9.16%	[b]	109	1.07%	[a]	N/A	1.11%	[a]
Class R3
3/31/17[r]	$12.14	$0.08	$1.05	$1.13	$(0.17)	$(0.96)	$(1.13)	$12.14	9.49%	[b]	$2,741	1.33%	[a]	N/A	1.32%	[a]
9/30/16	12.25	0.16	1.25	1.41	(0.16)	(1.36)	(1.52)	12.14	12.41%		1,512	1.33%		N/A	1.34%
9/30/15[i]	13.81	0.10	(1.26)	(1.16)	-	(0.40)	(0.40)	12.25	(8.51%	)[b]	896	1.33%	[a]	N/A	0.95%	[a]
12/31/14	13.45	0.12	1.27	1.39	(0.13)	(0.90)	(1.03)	13.81	10.63%		977	1.41%		1.37%	0.88%
12/31/13	11.25	0.11	3.29	3.40	(0.14)	(1.06)	(1.20)	13.45	30.66%		1,245	1.68%		1.53%	0.88%
12/31/12	9.90	0.14	1.40	1.54	(0.19)	-	(0.19)	11.25	15.55%		878	1.68%		1.53%	1.29%
12/31/11	10.25	0.09	(0.40)	(0.31)	(0.04)	-	(0.04)	9.90	(2.95%	)	1,951	1.68%		1.54%	0.89%

MassMutual Select Large Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$7.22	$0.08	$0.72	$0.80	$(0.19)	$(0.37)	$(0.56)	$7.46	11.48%	[b]	$51,153	0.72%	[a]	0.63%	[a]	2.18%	[a]
9/3016	7.57	0.16	0.61	0.77	(0.22)	(0.90)	(1.12)	7.22	11.10%		48,768	0.70%		0.63%		2.31%
9/30/15[i]	8.29	0.12	(0.78)	(0.66)	-	(0.06)	(0.06)	7.57	(7.94%	)[b]	59,771	0.67%	[a]	0.63%	[a]	1.96%	[a]
12/31/14[h]	9.64	0.15	0.08	0.23	(0.29)	(1.29)	(1.58)	8.29	3.05%	[b]	148,996	0.64%	[a]	0.63%	[a]	2.09%	[a]
Class R5
3/31/17[r]	$7.23	$0.08	$0.73	$0.81	$(0.19)	$(0.37)	$(0.56)	$7.48	11.34%	[b]	$97,536	0.82%	[a]	0.73%	[a]	2.08%	[a]
9/3016	7.58	0.16	0.60	0.76	(0.21)	(0.90)	(1.11)	7.23	10.91%		89,202	0.80%		0.73%		2.19%
9/30/15[i]	8.30	0.12	(0.78)	(0.66)	-	(0.06)	(0.06)	7.58	(7.92%	)[b]	123,464	0.77%	[a]	0.73%	[a]	1.91%	[a]
12/31/14	9.48	0.28	0.11	0.39	(0.28)	(1.29)	(1.57)	8.30	4.73%		172,533	0.75%		0.74%		2.92%
12/31/13	7.82	0.21	2.21	2.42	(0.25)	(0.51)	(0.76)	9.48	31.24%		337,852	0.77%		0.75%		2.33%
12/31/12	10.08	0.18	0.96	1.14	(0.17)	(3.23)	(3.40)	7.82	11.22%		336,198	0.77%		0.77%	[k]	1.67%
12/31/11	10.60	0.10	(0.54)	(0.44)	(0.08)	-	(0.08)	10.08	(4.15%	)	309,422	0.77%		N/A		1.00%
Service Class
3/31/17[r]	$7.24	$0.08	$0.72	$0.80	$(0.16)	$(0.37)	$(0.53)	$7.51	11.27%	[b]	$3,044	0.92%	[a]	0.83%	[a]	2.08%	[a]
9/3016	7.59	0.15	0.61	0.76	(0.21)	(0.90)	(1.11)	7.24	10.78%		4,159	0.90%		0.83%		2.11%
9/30/15[i]	8.32	0.11	(0.78)	(0.67)	-	(0.06)	(0.06)	7.59	(8.03%	)[b]	9,543	0.87%	[a]	0.83%	[a]	1.76%	[a]
12/31/14	9.49	0.27	0.11	0.38	(0.26)	(1.29)	(1.55)	8.32	4.59%		13,470	0.85%		0.83%		2.81%
12/31/13	7.83	0.20	2.21	2.41	(0.24)	(0.51)	(0.75)	9.49	31.11%		34,719	0.86%		0.84%		2.23%
12/31/12	10.07	0.15	0.99	1.14	(0.15)	(3.23)	(3.38)	7.83	11.22%		26,190	0.86%		0.86%	[k]	1.38%
12/31/11	10.60	0.10	(0.56)	(0.46)	(0.07)	-	(0.07)	10.07	(4.34%	)	65,751	0.86%		N/A		0.91%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	14%	8%	6%	50%	34%	107%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$7.20	$0.07	$0.73	$0.80	$(0.17)	$(0.37)	$(0.54)	$7.46	11.28%	[b]	$12,485	1.02%	[a]	0.93%	[a]	1.88%	[a]
9/3016	7.55	0.14	0.60	0.74	(0.19)	(0.90)	(1.09)	7.20	10.61%		11,292	1.00%		0.93%		1.99%
9/30/15[i]	8.27	0.10	(0.76)	(0.66)	-	(0.06)	(0.06)	7.55	(7.95%	)[b]	15,634	0.97%	[a]	0.93%	[a]	1.70%	[a]
12/31/14	9.46	0.24	0.12	0.36	(0.26)	(1.29)	(1.55)	8.27	4.42%		25,165	0.96%		0.94%		2.48%
12/31/13	7.80	0.19	2.20	2.39	(0.22)	(0.51)	(0.73)	9.46	30.99%		29,046	1.01%		0.99%		2.08%
12/31/12	10.06	0.14	0.97	1.11	(0.14)	(3.23)	(3.37)	7.80	10.93%		41,924	1.01%		1.01%	[k]	1.34%
12/31/11	10.57	0.08	(0.54)	(0.46)	(0.05)	-	(0.05)	10.06	(4.37%	)	48,977	1.01%		N/A		0.77%
Class A
3/31/17[r]	$7.18	$0.06	$0.72	$0.78	$(0.15)	$(0.37)	$(0.52)	$7.44	11.02%	[b]	$25,913	1.27%	[a]	1.18%	[a]	1.64%	[a]
9/3016	7.52	0.12	0.61	0.73	(0.17)	(0.90)	(1.07)	7.18	10.45%		26,732	1.25%		1.18%		1.74%
9/30/15[i]	8.26	0.09	(0.77)	(0.68)	-	(0.06)	(0.06)	7.52	(8.21%	)[b]	33,802	1.22%	[a]	1.18%	[a]	1.44%	[a]
12/31/14	9.44	0.21	0.13	0.34	(0.23)	(1.29)	(1.52)	8.26	4.22%		50,363	1.21%		1.19%		2.24%
12/31/13	7.79	0.17	2.18	2.35	(0.19)	(0.51)	(0.70)	9.44	30.53%		65,907	1.26%		1.24%		1.84%
12/31/12	10.03	0.11	0.98	1.09	(0.10)	(3.23)	(3.33)	7.79	10.77%		69,701	1.26%		1.26%	[k]	1.05%
12/31/11	10.54	0.05	(0.55)	(0.50)	(0.01)	-	(0.01)	10.03	(4.70%	)	104,872	1.26%		N/A		0.51%
Class R4
3/31/17[r]	$7.15	$0.06	$0.72	$0.78	$(0.18)	$(0.37)	$(0.55)	$7.38	11.27%	[b]	$505	1.17%	[a]	1.08%	[a]	1.75%	[a]
9/3016	7.50	0.13	0.61	0.74	(0.19)	(0.90)	(1.09)	7.15	10.64%		89	1.15%		1.08%		1.85%
9/30/15[i]	8.24	0.10	(0.78)	(0.68)	-	(0.06)	(0.06)	7.50	(8.23%	)[b]	94	1.12%	[a]	1.08%	[a]	1.57%	[a]
12/31/14[h]	9.59	0.12	0.08	0.20	(0.26)	(1.29)	(1.55)	8.24	2.71%	[b]	103	1.09%	[a]	1.08%	[a]	1.68%	[a]
Class R3
3/31/17[r]	$7.02	$0.05	$0.71	$0.76	$(0.13)	$(0.37)	$(0.50)	$7.28	11.03%	[b]	$49	1.42%	[a]	1.33%	[a]	1.51%	[a]
9/3016	7.38	0.11	0.59	0.70	(0.16)	(0.90)	(1.06)	7.02	10.26%		51	1.40%		1.33%		1.56%
9/30/15[i]	8.12	0.08	(0.76)	(0.68)	-	(0.06)	(0.06)	7.38	(8.35%	)[b]	79	1.37%	[a]	1.33%	[a]	1.31%	[a]
12/31/14	9.30	0.19	0.14	0.33	(0.22)	(1.29)	(1.51)	8.12	4.10%		94	1.40%		1.38%		2.06%
12/31/13	7.68	0.14	2.16	2.30	(0.17)	(0.51)	(0.68)	9.30	30.27%		114	1.56%		1.54%		1.54%
12/31/12	9.93	0.07	0.97	1.04	(0.06)	(3.23)	(3.29)	7.68	10.32%		117	1.56%		1.56%	[k]	0.70%
12/31/11	10.44	0.02	(0.53)	(0.51)	-	-	-	9.93	(4.89%	)	434	1.55%		N/A		0.22%

MM S&P 500 Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$19.40	$0.20	$1.69	$1.89	$(0.44)	$(0.79)	$(1.23)	$20.06	10.04%	[b]	$1,173,324	0.12%	[a]	N/A		2.05%	[a]
9/30/16	17.50	0.38	2.24	2.62	(0.36)	(0.36)	(0.72)	19.40	15.30%		1,078,531	0.12%		N/A		2.05%
9/30/15[i]	18.54	0.27	(1.26)	(0.99)	-	(0.05)	(0.05)	17.50	(5.35%	)[b]	860,720	0.12%	[a]	N/A		1.93%	[a]
12/31/14	16.99	0.34	1.94	2.28	(0.34)	(0.39)	(0.73)	18.54	13.55%		619,847	0.13%		0.11%		1.90%
12/31/13	13.20	0.32	3.93	4.25	(0.35)	(0.11)	(0.46)	16.99	32.34%		436,004	0.18%		0.08%		2.01%
12/31/12	11.66	0.29	1.57	1.86	(0.32)	-	(0.32)	13.20	15.96%		103,732	0.18%		0.08%		2.23%
12/31/11[g]	11.85	0.01	(0.02)	(0.01)	(0.18)	-	(0.18)	11.66	0.00%	[b,e]	57,185	0.17%	[a]	0.06%	[a]	1.80%	[a]
Class R5
3/31/17[r]	$19.43	$0.19	$1.70	$1.89	$(0.42)	$(0.79)	$(1.21)	$20.11	9.96%	[b]	$699,017	0.22%	[a]	N/A		1.97%	[a]
9/30/16	17.52	0.37	2.24	2.61	(0.34)	(0.36)	(0.70)	19.43	15.20%		828,915	0.22%		N/A		1.95%
9/30/15[i]	18.58	0.25	(1.26)	(1.01)	-	(0.05)	(0.05)	17.52	(5.44%	)[b]	872,011	0.22%	[a]	N/A		1.82%	[a]
12/31/14	17.02	0.32	1.95	2.27	(0.32)	(0.39)	(0.71)	18.58	13.46%		1,003,654	0.23%		0.22%		1.79%
12/31/13	13.23	0.29	3.94	4.23	(0.33)	(0.11)	(0.44)	17.02	32.11%		1,003,965	0.25%		0.20%		1.88%
12/31/12	11.69	0.27	1.57	1.84	(0.30)	-	(0.30)	13.23	15.77%		833,287	0.26%		0.21%		2.07%
12/31/11[p]	11.70	0.22	(0.01)	0.21	(0.22)	-	(0.22)	11.69	1.84%		737,960	0.21%		0.21%	[k]	1.85%
Service Class
3/31/17[r]	$19.43	$0.18	$1.69	$1.87	$(0.38)	$(0.79)	$(1.17)	$20.13	9.92%	[b]	$530,389	0.37%	[a]	N/A		1.80%	[a]
9/30/16	17.52	0.34	2.24	2.58	(0.31)	(0.36)	(0.67)	19.43	15.03%		499,673	0.37%		N/A		1.80%
9/30/15[i]	18.60	0.23	(1.26)	(1.03)	-	(0.05)	(0.05)	17.52	(5.54%	)[b]	636,417	0.37%	[a]	N/A		1.66%	[a]
12/31/14	17.05	0.29	1.94	2.23	(0.29)	(0.39)	(0.68)	18.60	13.21%		736,040	0.39%		0.38%		1.63%
12/31/13	13.25	0.25	3.95	4.20	(0.29)	(0.11)	(0.40)	17.05	31.86%		609,354	0.47%		0.42%		1.66%
12/31/12	11.71	0.24	1.58	1.82	(0.28)	-	(0.28)	13.25	15.51%		516,727	0.47%		0.42%		1.86%
12/31/11	11.71	0.19	(0.00)[d]	0.19	(0.19)	-	(0.19)	11.71	1.69%		437,378	0.42%		0.42%	[k]	1.62%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	1%	4%	2%	5%	10%	3%	2%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
p	Class Z shares were renamed Class I shares on September 30, 2011. Class I shares were renamed Class R5 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$19.19	$0.16	$1.68	$1.84	$(0.38)	$(0.79)	$(1.17)	$19.86	9.84%	[b]	$540,532	0.47%	[a]	N/A		1.70%	[a]
9/30/16	17.30	0.32	2.22	2.54	(0.29)	(0.36)	(0.65)	19.19	14.96%		506,085	0.47%		N/A		1.70%
9/30/15[i]	18.39	0.22	(1.26)	(1.04)	-	(0.05)	(0.05)	17.30	(5.66%	)[b]	493,479	0.47%	[a]	N/A		1.57%	[a]
12/31/14	16.86	0.27	1.93	2.20	(0.28)	(0.39)	(0.67)	18.39	13.18%		557,940	0.48%		0.47%		1.54%
12/31/13	13.11	0.25	3.90	4.15	(0.29)	(0.11)	(0.40)	16.86	31.81%		335,898	0.50%		0.45%		1.63%
12/31/12	11.58	0.23	1.57	1.80	(0.27)	-	(0.27)	13.11	15.56%		269,106	0.50%		0.45%		1.82%
12/31/11	11.59	0.19	(0.02)	0.17	(0.18)	-	(0.18)	11.58	1.55%		251,190	0.45%		0.45%	[k]	1.58%
Class A
3/31/17[r]	$18.92	$0.14	$1.65	$1.79	$(0.33)	$(0.79)	$(1.12)	$19.59	9.73%	[b]	$26,278	0.72%	[a]	N/A		1.46%	[a]
9/30/16	17.12	0.27	2.19	2.46	(0.30)	(0.36)	(0.66)	18.92	14.63%		21,320	0.72%		N/A		1.46%
9/30/15[i]	18.23	0.18	(1.24)	(1.06)	-	(0.05)	(0.05)	17.12	(5.82%	)[b]	11,784	0.72%	[a]	N/A		1.33%	[a]
12/31/14[h]	17.01	0.19	1.68	1.87	(0.26)	(0.39)	(0.65)	18.23	11.10%	[b]	3,314	0.72%	[a]	N/A		1.43%	[a]
Class R4
3/31/17[r]	$19.01	$0.15	$1.66	$1.81	$(0.35)	$(0.79)	$(1.14)	$19.68	9.79%	[b]	$656,760	0.62%	[a]	N/A		1.55%	[a]
9/30/16	17.16	0.29	2.19	2.48	(0.27)	(0.36)	(0.63)	19.01	14.72%		632,838	0.62%		N/A		1.55%
9/30/15[i]	18.25	0.19	(1.23)	(1.04)	-	(0.05)	(0.05)	17.16	(5.70%	)[b]	534,856	0.62%	[a]	N/A		1.41%	[a]
12/31/14	16.74	0.24	1.90	2.14	(0.24)	(0.39)	(0.63)	18.25	12.92%		547,665	0.66%		0.63%		1.37%
12/31/13	13.02	0.22	3.87	4.09	(0.26)	(0.11)	(0.37)	16.74	31.57%		535,280	0.84%		0.65%		1.43%
12/31/12	11.51	0.21	1.55	1.76	(0.25)	-	(0.25)	13.02	15.28%		388,374	0.90%		0.65%		1.63%
12/31/11	11.52	0.16	(0.00)[d]	0.16	(0.17)	-	(0.17)	11.51	1.42%		336,032	0.85%		0.65%		1.40%
Class R3
3/31/17[r]	$18.70	$0.12	$1.63	$1.75	$(0.34)	$(0.79)	$(1.13)	$19.32	9.60%	[b]	$138,053	0.87%	[a]	N/A		1.30%	[a]
9/30/16	16.95	0.24	2.17	2.41	(0.30)	(0.36)	(0.66)	18.70	14.49%		95,197	0.87%		N/A		1.29%
9/30/15[i]	18.06	0.16	(1.22)	(1.06)	-	(0.05)	(0.05)	16.95	(5.88%	)[b]	24,643	0.87%	[a]	N/A		1.21%	[a]
12/31/14	16.58	0.19	1.90	2.09	(0.22)	(0.39)	(0.61)	18.06	12.68%		3,736	0.92%		0.89%		1.12%
12/31/13	12.90	0.17	3.83	4.00	(0.21)	(0.11)	(0.32)	16.58	31.14%		4,940	1.14%		0.95%		1.13%
12/31/12	11.41	0.17	1.53	1.70	(0.21)	-	(0.21)	12.90	14.91%		3,869	1.20%		0.95%		1.33%
12/31/11	11.42	0.13	(0.01)	0.12	(0.13)	-	(0.13)	11.41	1.13%		3,385	1.15%		0.95%		1.10%

MassMutual Select Equity Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$18.40	$0.22	$2.87	$3.09	$(0.27)	$(0.36)	$(0.63)	$20.86	16.94%	[b]	$244,843	0.73%	[a]	N/A	2.22%	[a]
9/30/16	19.31	0.25	2.13	2.38	(0.36)	(2.93)	(3.29)	18.40	13.56%		213,648	0.73%		N/A	1.43%
9/30/15[i]	22.69	0.28	(3.41)	(3.13)	-	(0.25)	(0.25)	19.31	(13.85%	)[b]	216,254	0.73%	[a]	N/A	1.70%	[a]
12/31/14	23.34	0.46	2.34	2.80	(0.47)	(2.98)	(3.45)	22.69	12.54%		222,925	0.74%		0.71%	1.94%
12/31/13	18.86	0.14	6.99	7.13	(0.14)	(2.51)	(2.65)	23.34	38.45%		167,586	0.78%		0.68%	0.63%
12/31/12	16.98	0.20	3.38	3.58	(0.19)	(1.51)	(1.70)	18.86	21.28%		121,833	0.78%		0.68%	1.04%
12/31/11	17.64	0.17	(0.22)	(0.05)	(0.29)	(0.32)	(0.61)	16.98	(0.12%	)	86,517	0.79%		0.69%	1.01%
Class R5
3/31/17[r]	$18.44	$0.21	$2.87	$3.08	$(0.25)	$(0.36)	$(0.61)	$20.91	16.85%	[b]	$208,626	0.83%	[a]	N/A	2.07%	[a]
9/30/16	19.34	0.23	2.14	2.37	(0.34)	(2.93)	(3.27)	18.44	13.44%		203,817	0.83%		N/A	1.32%
9/30/15[i]	22.74	0.27	(3.42)	(3.15)	-	(0.25)	(0.25)	19.34	(13.91%	)[b]	240,748	0.83%	[a]	N/A	1.62%	[a]
12/31/14	23.38	0.45	2.33	2.78	(0.44)	(2.98)	(3.42)	22.74	12.44%		336,501	0.84%		0.82%	1.89%
12/31/13	18.89	0.11	7.00	7.11	(0.11)	(2.51)	(2.62)	23.38	38.28%		316,010	0.90%		0.80%	0.51%
12/31/12	17.00	0.17	3.39	3.56	(0.16)	(1.51)	(1.67)	18.89	21.17%		266,390	0.90%		0.80%	0.88%
12/31/11	17.63	0.13	(0.20)	(0.07)	(0.24)	(0.32)	(0.56)	17.00	(0.23%	)	233,071	0.90%		0.80%	0.73%
Service Class
3/31/17[r]	$18.18	$0.19	$2.84	$3.03	$(0.23)	$(0.36)	$(0.59)	$20.62	16.81%	[b]	$69,922	0.93%	[a]	N/A	1.92%	[a]
9/30/16	19.11	0.21	2.10	2.31	(0.31)	(2.93)	(3.24)	18.18	13.31%		69,632	0.93%		N/A	1.22%
9/30/15[i]	22.49	0.25	(3.38)	(3.13)	-	(0.25)	(0.25)	19.11	(14.02%	)[b]	76,245	0.93%	[a]	N/A	1.50%	[a]
12/31/14	23.16	0.44	2.29	2.73	(0.42)	(2.98)	(3.40)	22.49	12.33%		98,642	0.94%		0.92%	1.87%
12/31/13	18.74	0.09	6.94	7.03	(0.10)	(2.51)	(2.61)	23.16	38.13%		98,784	1.00%		0.90%	0.42%
12/31/12	16.88	0.14	3.38	3.52	(0.15)	(1.51)	(1.66)	18.74	21.03%		59,000	1.00%		0.90%	0.77%
12/31/11	17.49	0.11	(0.20)	(0.09)	(0.20)	(0.32)	(0.52)	16.88	(0.35%	)	60,921	1.00%		0.90%	0.63%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	118%	36%	39%	35%	27%	30%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$17.99	$0.18	$2.81	$2.99	$(0.21)	$(0.36)	$(0.57)	$20.41	16.75%	[b]	$86,995	1.03%	[a]	N/A	1.85%	[a]
9/30/16	18.94	0.20	2.07	2.27	(0.29)	(2.93)	(3.22)	17.99	13.19%		89,646	1.03%		N/A	1.12%
9/30/15[i]	22.31	0.23	(3.35)	(3.12)	-	(0.25)	(0.25)	18.94	(14.04%	)[b]	97,736	1.03%	[a]	N/A	1.42%	[a]
12/31/14	23.00	0.38	2.30	2.68	(0.39)	(2.98)	(3.37)	22.31	12.20%		111,776	1.05%		1.03%	1.63%
12/31/13	18.62	0.06	6.90	6.96	(0.07)	(2.51)	(2.58)	23.00	37.97%		105,331	1.15%		1.05%	0.26%
12/31/12	16.79	0.12	3.34	3.46	(0.12)	(1.51)	(1.63)	18.62	20.82%		73,933	1.15%		1.05%	0.64%
12/31/11	17.32	0.08	(0.18)	(0.10)	(0.11)	(0.32)	(0.43)	16.79	(0.48%	)	60,937	1.15%		1.05%	0.46%
Class A
3/31/17[r]	$17.37	$0.15	$2.70	$2.85	$(0.14)	$(0.36)	$(0.50)	$19.72	16.62%	[b]	$123,225	1.28%	[a]	N/A	1.60%	[a]
9/30/16	18.38	0.15	2.01	2.16	(0.24)	(2.93)	(3.17)	17.37	12.93%		146,239	1.28%		N/A	0.87%
9/30/15[i]	21.69	0.18	(3.24)	(3.06)	-	(0.25)	(0.25)	18.38	(14.16%	)[b]	181,803	1.28%	[a]	N/A	1.16%	[a]
12/31/14	22.46	0.33	2.21	2.54	(0.33)	(2.98)	(3.31)	21.69	11.86%		227,294	1.30%		1.28%	1.45%
12/31/13	18.23	0.00 [d]	6.75	6.75	(0.01)	(2.51)	(2.52)	22.46	37.66%		218,492	1.40%		1.30%	0.01%
12/31/12	16.46	0.07	3.28	3.35	(0.07)	(1.51)	(1.58)	18.23	20.55%		160,758	1.40%		1.30%	0.37%
12/31/11	16.99	0.04	(0.19)	(0.15)	(0.06)	(0.32)	(0.38)	16.46	(0.79%	)	142,551	1.40%		1.30%	0.23%
Class R4
3/31/17[r]	$17.28	$0.17	$2.68	$2.85	$(0.22)	$(0.36)	$(0.58)	$19.55	16.62%	[b]	$8,419	1.18%	[a]	N/A	1.83%	[a]
9/30/16	18.35	0.16	2.02	2.18	(0.32)	(2.93)	(3.25)	17.28	13.11%		6,065	1.18%		N/A	0.98%
9/30/15[i]	21.65	0.24	(3.29)	(3.05)	-	(0.25)	(0.25)	18.35	(14.14%	)[b]	1,683	1.18%	[a]	N/A	1.52%	[a]
12/31/14[h]	22.25	0.10	2.67	2.77	(0.39)	(2.98)	(3.37)	21.65	13.01%	[b]	113	1.17%	[a]	N/A	0.55%	[a]
Class R3
3/31/17[r]	$16.55	$0.13	$2.58	$2.71	$(0.16)	$(0.36)	$(0.52)	$18.74	16.54%	[b]	$4,101	1.43%	[a]	N/A	1.46%	[a]
9/30/16	17.72	0.12	1.93	2.05	(0.29)	(2.93)	(3.22)	16.55	12.76%		3,539	1.43%		N/A	0.74%
9/30/15[i]	20.95	0.14	(3.12)	(2.98)	-	(0.25)	(0.25)	17.72	(14.28%	)[b]	2,317	1.44%	[a]	N/A	0.94%	[a]
12/31/14	21.80	0.29	2.13	2.42	(0.29)	(2.98)	(3.27)	20.95	11.67%		721	1.49%		1.47%	1.31%
12/31/13	17.80	(0.06)	6.57	6.51	-	(2.51)	(2.51)	21.80	37.19%		731	1.70%		1.60%	(0.28%	)
12/31/12	16.10	(0.01)	3.22	3.21	-	(1.51)	(1.51)	17.80	20.13%		477	1.70%		1.60%	(0.06%	)
12/31/11	16.60	(0.02)	(0.16)	(0.18)	-	(0.32)	(0.32)	16.10	(1.02%	)	1,425	1.70%		1.60%	(0.09%	)

MassMutual Select Fundamental Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Net asset value, beginning of the period	Income (loss) from investment operations			Less distributions to shareholders			Net asset value, end of the period	Total return[l,m]		Ratios / Supplemental Data
		Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions				Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$8.01	$0.03	$0.62	$0.65	$(0.08)	$(0.94)	$(1.02)	$7.64	9.16%	[b]	$61,302	0.85%	[a]	0.70%	[a]	0.91%	[a]
9/30/16	8.02	0.07	0.86	0.93	(0.08)	(0.86)	(0.94)	8.01	12.02%		56,680	0.82%		0.70%		0.86%
9/30/15[i]	8.18	0.05	(0.18)	(0.13)	-	(0.03)	(0.03)	8.02	(1.60%	)[b]	75,265	0.81%	[a]	0.70%	[a]	0.80%	[a]
12/31/14[h]	8.42	0.07	0.78	0.85	(0.09)	(1.00)	(1.09)	8.18	10.42%	[b]	86,370	0.75%	[a]	0.70%	[a]	1.03%	[a]
Class R5
3/31/17[r]	$8.02	$0.03	$0.62	$0.65	$(0.08)	$(0.94)	$(1.02)	$7.65	9.02%	[b]	$23,224	0.95%	[a]	0.80%	[a]	0.81%	[a]
9/30/16	8.03	0.06	0.86	0.92	(0.07)	(0.86)	(0.93)	8.02	11.88%		23,154	0.92%		0.80%		0.76%
9/30/15[i]	8.20	0.04	(0.18)	(0.14)	-	(0.03)	(0.03)	8.03	(1.71%	)[b]	20,054	0.91%	[a]	0.80%	[a]	0.71%	[a]
12/31/14	8.35	0.06	0.86	0.92	(0.07)	(1.00)	(1.07)	8.20	11.38%		21,110	0.87%		0.80%		0.75%
12/31/13	6.62	0.06	2.05	2.11	(0.07)	(0.31)	(0.38)	8.35	32.24%		86,288	0.90%		0.81%		0.79%
12/31/12	5.89	0.07	0.71	0.78	(0.05)	(0.00)[d]	(0.05)	6.62	13.26%		73,897	0.91%		0.83%		1.02%
12/31/11	5.72	0.02	0.16	0.18	(0.01)	-	(0.01)	5.89	3.13%		20,468	0.64%		N/A		0.31%
Service Class
3/31/17[r]	$7.88	$0.03	$0.61	$0.64	$(0.07)	$(0.94)	$(1.01)	$7.51	9.08%	[b]	$7,772	1.05%	[a]	0.90%	[a]	0.71%	[a]
9/30/16	7.91	0.05	0.84	0.89	(0.06)	(0.86)	(0.92)	7.88	11.69%		6,561	1.02%		0.90%		0.67%
9/30/15[i]	8.07	0.04	(0.17)	(0.13)	-	(0.03)	(0.03)	7.91	(1.62%	)[b]	5,627	1.01%	[a]	0.90%	[a]	0.62%	[a]
12/31/14	8.25	0.06	0.83	0.89	(0.07)	(1.00)	(1.07)	8.07	11.13%		6,829	0.94%		0.90%		0.76%
12/31/13	6.54	0.05	2.04	2.09	(0.07)	(0.31)	(0.38)	8.25	32.23%		6,015	0.94%		0.91%		0.68%
12/31/12	5.82	0.05	0.71	0.76	(0.04)	(0.00)[d]	(0.04)	6.54	13.09%		3,948	0.97%		0.94%		0.73%
12/31/11	5.66	0.01	0.15	0.16	(0.00)[d]	-	(0.00)[d]	5.82	2.89%		1,859	0.74%		N/A		0.21%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	29%	49%	37%	59%	62%	109%	49%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

	Net asset value, beginning of the period	Income (loss) from investment operations			Less distributions to shareholders			Net asset value, end of the period	Total return[l,m]		Ratios / Supplemental Data
		Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions				Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$7.72	$0.02	$0.60	$0.62	$(0.06)	$(0.94)	$(1.00)	$7.34	9.02%	[b]	$9,957	1.15%	[a]	1.00%	[a]	0.59%	[a]
9/30/16	7.77	0.04	0.83	0.87	(0.06)	(0.86)	(0.92)	7.72	11.54%		10,205	1.12%		1.00%		0.56%
9/30/15[i]	7.93	0.03	(0.16)	(0.13)	-	(0.03)	(0.03)	7.77	(1.65%	)[b]	10,157	1.11%	[a]	1.00%	[a]	0.50%	[a]
12/31/14	8.13	0.05	0.81	0.86	(0.06)	(1.00)	(1.06)	7.93	10.93%		9,696	1.06%		1.01%		0.64%
12/31/13	6.45	0.04	2.00	2.04	(0.05)	(0.31)	(0.36)	8.13	32.00%		10,925	1.09%		1.06%		0.55%
12/31/12	5.74	0.04	0.70	0.74	(0.03)	(0.00)[d]	(0.03)	6.45	12.97%		10,370	1.12%		1.09%		0.61%
12/31/11	5.58	0.00 [d]	0.16	0.16	-	-	-	5.74	2.87%		6,929	0.89%		N/A		0.06%
Class A
3/31/17[r]	$7.43	$0.01	$0.57	$0.58	$(0.04)	$(0.94)	$(0.98)	$7.03	8.77%	[b]	$16,248	1.40%	[a]	1.25%	[a]	0.36%	[a]
9/30/16	7.50	0.02	0.80	0.82	(0.03)	(0.86)	(0.89)	7.43	11.30%		16,594	1.37%		1.25%		0.31%
9/30/15[i]	7.68	0.02	(0.17)	(0.15)	-	(0.03)	(0.03)	7.50	(1.96%	)[b]	17,774	1.36%	[a]	1.25%	[a]	0.26%	[a]
12/31/14	7.89	0.03	0.80	0.83	(0.04)	(1.00)	(1.04)	7.68	10.86%		24,193	1.31%		1.26%		0.38%
12/31/13	6.28	0.02	1.94	1.96	(0.04)	(0.31)	(0.35)	7.89	31.53%		23,867	1.34%		1.31%		0.29%
12/31/12	5.58	0.02	0.69	0.71	(0.01)	(0.00)[d]	(0.01)	6.28	12.79%		16,843	1.37%		1.35%		0.29%
12/31/11	5.44	(0.01)	0.15	0.14	-	-	-	5.58	2.57%		15,768	1.14%		N/A		(0.19%	)
Class R4
3/31/17[r]	$7.39	$0.02	$0.57	$0.59	$(0.07)	$(0.94)	$(1.01)	$6.97	9.00%	[b]	$1,824	1.30%	[a]	1.15%	[a]	0.49%	[a]
9/30/16	7.49	0.03	0.79	0.82	(0.06)	(0.86)	(0.92)	7.39	11.33%		720	1.27%		1.15%		0.42%
9/30/15[i]	7.66	0.02	(0.16)	(0.14)	-	(0.03)	(0.03)	7.49	(1.84%	)[b]	193	1.26%	[a]	1.15%	[a]	0.32%	[a]
12/31/14[h]	7.95	0.04	0.73	0.77	(0.06)	(1.00)	(1.06)	7.66	10.03%	[b]	110	1.20%	[a]	1.15%	[a]	0.59%	[a]
Class R3
3/31/17[r]	$7.04	$0.01	$0.54	$0.55	$(0.05)	$(0.94)	$(0.99)	$6.60	8.88%	[b]	$1,863	1.55%	[a]	1.40%	[a]	0.19%	[a]
9/30/16	7.19	0.01	0.76	0.77	(0.06)	(0.86)	(0.92)	7.04	11.15%		1,343	1.52%		1.40%		0.20%
9/30/15[i]	7.38	(0.00)[d]	(0.16)	(0.16)	-	(0.03)	(0.03)	7.19	(2.18%	)[b]	100	1.51%	[a]	1.40%	[a]	(0.06%	)[a]
12/31/14	7.64	0.02	0.76	0.78	(0.04)	(1.00)	(1.04)	7.38	10.51%		3	1.49%		1.44%		0.24%
12/31/13	6.07	0.00 [d]	1.88	1.88	(0.00)[d]	(0.31)	(0.31)	7.64	31.26%		168	1.64%		1.61%		0.02%
12/31/12	5.41	(0.00)[d]	0.66	0.66	-	(0.00)[d]	(0.00)[d]	6.07	12.27%		248	1.68%		1.66%		(0.02%	)
12/31/11	5.28	(0.03)	0.16	0.13	-	-	-	5.41	2.46%		337	1.44%		N/A		(0.50%	)

MassMutual Select Blue Chip Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$16.66	$0.03	$1.20	$1.23	$(0.10)	$(0.66)	$(0.76)	$17.13	7.75%	[b]	$856,805	0.65%	[a]	N/A		0.41%	[a]
9/30/16	17.24	0.05	2.33	2.38	(0.10)	(2.86)	(2.96)	16.66	14.57%		511,543	0.66%		N/A		0.34%
9/30/15[i]	17.24	0.03	0.13	0.16	-	(0.16)	(0.16)	17.24	0.87%	[b]	317,029	0.67%	[a]	N/A		0.24%	[a]
12/31/14[h]	16.75	0.01	1.73	1.74	-	(1.25)	(1.25)	17.24	10.55%	[b]	268,755	0.66%	[a]	N/A		0.05%	[a]
Class R5
3/31/17[r]	$16.63	$0.03	$1.19	$1.22	$(0.08)	$(0.66)	$(0.74)	$17.11	7.71%	[b]	$384,064	0.75%	[a]	N/A		0.30%	[a]
9/30/16	17.22	0.04	2.31	2.35	(0.08)	(2.86)	(2.94)	16.63	14.38%		367,547	0.76%		N/A		0.23%
9/30/15[i]	17.23	0.02	0.13	0.15	-	(0.16)	(0.16)	17.22	0.81%	[b]	491,897	0.77%	[a]	N/A		0.14%	[a]
12/31/14	16.94	(0.01)	1.55	1.54	-	(1.25)	(1.25)	17.23	9.25%		560,395	0.76%		0.76%	[n]	(0.05%	)
12/31/13	12.77	0.00 [d]	5.24	5.24	(0.00)[d]	(1.07)	(1.07)	16.94	41.38%		526,553	0.78%		0.76%		0.02%
12/31/12	10.81	0.04	1.95	1.99	(0.03)	-	(0.03)	12.77	18.43%		406,245	0.82%		0.76%		0.34%
12/31/11	10.65	0.02	0.14	0.16	(0.00)[d]	-	(0.00)[d]	10.81	1.50%		270,651	0.84%		0.76%		0.17%
Service Class
3/31/17[r]	$16.49	$0.02	$1.18	$1.20	$(0.06)	$(0.66)	$(0.72)	$16.97	7.64%	[b]	$118,122	0.85%	[a]	N/A		0.19%	[a]
9/30/16	17.09	0.02	2.31	2.33	(0.07)	(2.86)	(2.93)	16.49	14.37%		212,993	0.86%		N/A		0.14%
9/30/15[i]	17.12	0.01	0.12	0.13	-	(0.16)	(0.16)	17.09	0.70%	[b]	197,891	0.87%	[a]	N/A		0.04%	[a]
12/31/14	16.85	(0.02)	1.54	1.52	-	(1.25)	(1.25)	17.12	9.18%		158,076	0.85%		0.85%	[n]	(0.14%	)
12/31/13	12.71	(0.01)	5.22	5.21	(0.00)[d]	(1.07)	(1.07)	16.85	41.34%		188,792	0.87%		0.82%		(0.04%	)
12/31/12	10.77	0.03	1.93	1.96	(0.02)	-	(0.02)	12.71	18.23%		128,562	0.95%		0.82%		0.26%
12/31/11	10.61	0.01	0.15	0.16	-	-	-	10.77	1.51%		87,359	0.97%		0.82%		0.13%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	14%	30%	48%	34%	33%	20%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$16.28	$0.01	$1.17	$1.18	$(0.05)	$(0.66)	$(0.71)	$16.75	7.60%	[b]	$240,246	0.95%	[a]	N/A		0.10%	[a]
9/30/16	16.90	0.01	2.27	2.28	(0.04)	(2.86)	(2.90)	16.28	14.23%		232,088	0.96%		N/A		0.04%
9/30/15[i]	16.94	(0.01)	0.13	0.12	-	(0.16)	(0.16)	16.90	0.64%	[b]	226,193	0.97%	[a]	N/A		(0.05%	)[a]
12/31/14	16.71	(0.04)	1.52	1.48	-	(1.25)	(1.25)	16.94	9.01%		262,694	0.96%		0.96%	[n]	(0.26%	)
12/31/13	12.64	(0.03)	5.17	5.14	(0.00)[d]	(1.07)	(1.07)	16.71	41.01%		242,816	1.02%		0.98%		(0.22%	)
12/31/12	10.71	0.01	1.93	1.94	(0.01)	-	(0.01)	12.64	18.07%		319,306	1.07%		0.98%		0.10%
12/31/11	10.57	(0.01)	0.15	0.14	-	-	-	10.71	1.42%		243,741	1.09%		0.98%		(0.09%	)
Class A
3/31/17[r]	$15.65	$(0.01)	$1.12	$1.11	$(0.01)	$(0.66)	$(0.67)	$16.09	7.44%	[b]	$152,345	1.20%	[a]	N/A		(0.15%	)[a]
9/30/16	16.35	(0.03)	2.20	2.17	(0.01)	(2.86)	(2.87)	15.65	13.93%		161,079	1.21%		N/A		(0.22%	)
9/30/15[i]	16.42	(0.04)	0.13	0.09	-	(0.16)	(0.16)	16.35	0.48%	[b]	150,749	1.22%	[a]	N/A		(0.30%	)[a]
12/31/14	16.27	(0.08)	1.48	1.40	-	(1.25)	(1.25)	16.42	8.77%		157,200	1.21%		1.20%		(0.50%	)
12/31/13	12.35	(0.06)	5.05	4.99	(0.00)[d]	(1.07)	(1.07)	16.27	40.76%		182,452	1.26%		1.19%		(0.41%	)
12/31/12	10.48	(0.01)	1.88	1.87	-	-	-	12.35	17.84%		140,294	1.32%		1.19%		(0.08%	)
12/31/11	10.36	(0.03)	0.15	0.12	-	-	-	10.48	1.16%		75,919	1.34%		1.19%		(0.29%	)
Class R4
3/31/17[r]	$15.66	$(0.00)[d]	$1.12	$1.12	$(0.05)	$(0.66)	$(0.71)	$16.07	7.49%	[b]	$56,735	1.10%	[a]	N/A		(0.04%	)[a]
9/30/16	16.38	(0.02)	2.21	2.19	(0.05)	(2.86)	(2.91)	15.66	14.08%		44,451	1.11%		N/A		(0.11%	)
9/30/15[i]	16.44	(0.03)	0.13	0.10	-	(0.16)	(0.16)	16.38	0.54%	[b]	19,816	1.12%	[a]	N/A		(0.23%	)[a]
12/31/14[h]	16.08	(0.06)	1.67	1.61	-	(1.25)	(1.25)	16.44	10.18%	[b]	776	1.11%	[a]	N/A		(0.44%	)[a]
Class R3
3/31/17[r]	$14.78	$(0.02)	$1.06	$1.04	$(0.03)	$(0.66)	$(0.69)	$15.13	7.41%	[b]	$30,980	1.35%	[a]	N/A		(0.29%	)[a]
9/30/16	15.65	(0.05)	2.09	2.04	(0.05)	(2.86)	(2.91)	14.78	13.77%		22,853	1.36%		N/A		(0.36%	)
9/30/15[i]	15.75	(0.06)	0.12	0.06	-	(0.16)	(0.16)	15.65	0.38%	[b]	3,937	1.37%	[a]	N/A		(0.47%	)[a]
12/31/14	15.68	(0.11)	1.43	1.32	-	(1.25)	(1.25)	15.75	8.52%		900	1.39%		1.39%	[n]	(0.70%	)
12/31/13	11.97	(0.10)	4.88	4.78	(0.00)[d]	(1.07)	(1.07)	15.68	40.30%		967	1.55%		1.51%		(0.73%	)
12/31/12	10.18	(0.04)	1.83	1.79	-	-	-	11.97	17.58%		727	1.62%		1.51%		(0.35%	)
12/31/11	10.11	(0.08)	0.15	0.07	-	-	-	10.18	0.69%		78	1.64%		1.51%		(0.72%	)

MassMutual Select Growth Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$10.82	$(0.01)	$0.39	$0.38	$-	$(0.78)	$(0.78)	$10.42	4.14%	[b]	$322,829	0.74%	[a]	N/A		(0.20%	)[a]
9/30/16	10.98	(0.01)	1.07	1.06	-	(1.22)	(1.22)	10.82	9.61%		352,915	0.74%		N/A		(0.10%	)
9/30/15[i]	11.90	0.00 [d]	(0.64)	(0.64)	-	(0.28)	(0.28)	10.98	(5.48%	)[b]	352,117	0.74%	[a]	N/A		0.05%	[a]
12/31/14	11.43	0.01	1.20	1.21	-	(0.74)	(0.74)	11.90	10.75%		312,757	0.75%		0.72%		0.10%
12/31/13	8.89	0.00 [d]	3.38	3.38	(0.01)	(0.83)	(0.84)	11.43	38.50%		141,922	0.84%		0.69%		0.02%
12/31/12	7.40	0.07	1.42	1.49	-	-	-	8.89	20.14%		76,857	0.85%		0.70%		0.86%
12/31/11[g]	7.45	(0.00)[d]	(0.05)	(0.05)	-	-	-	7.40	(0.67%	)[b]	99	0.79%	[a]	0.64%	[a]	(0.33%	)[a]
Class R5
3/31/17[r]	$10.74	$(0.01)	$0.38	$0.37	$-	$(0.78)	$(0.78)	$10.33	4.07%	[b]	$177,507	0.84%	[a]	N/A		(0.29%	)[a]
9/30/16	10.92	(0.01)	1.05	1.04	-	(1.22)	(1.22)	10.74	9.47%		192,509	0.84%		N/A		(0.14%	)
9/30/15[i]	11.85	(0.00)[d]	(0.65)	(0.65)	-	(0.28)	(0.28)	10.92	(5.58%	)[b]	220,721	0.84%	[a]	N/A		(0.03%	)[a]
12/31/14	11.39	0.00 [d]	1.20	1.20	-	(0.74)	(0.74)	11.85	10.70%		272,981	0.87%		0.83%		0.04%
12/31/13	8.87	(0.01)	3.36	3.35	-	(0.83)	(0.83)	11.39	38.28%		340,443	0.99%		0.84%		(0.13%	)
12/31/12	7.40	0.01	1.46	1.47	-	-	-	8.87	19.86%		268,035	1.00%		0.85%		0.06%
12/31/11	7.06	(0.01)	0.35	0.34	-	-	-	7.40	4.82%		233,080	0.87%		0.86%		(0.18%	)
Service Class
3/31/17[r]	$10.50	$(0.02)	$0.38	$0.36	$-	$(0.78)	$(0.78)	$10.08	4.06%	[b]	$129,643	0.94%	[a]	N/A		(0.39%	)[a]
9/30/16	10.72	(0.03)	1.03	1.00	-	(1.22)	(1.22)	10.50	9.26%		149,667	0.94%		N/A		(0.31%	)
9/30/15[i]	11.64	(0.01)	(0.63)	(0.64)	-	(0.28)	(0.28)	10.72	(5.60%	)[b]	149,543	0.94%	[a]	N/A		(0.15%	)[a]
12/31/14	11.22	(0.01)	1.17	1.16	-	(0.74)	(0.74)	11.64	10.51%		158,891	0.96%		0.93%		(0.08%	)
12/31/13	8.76	(0.02)	3.31	3.29	-	(0.83)	(0.83)	11.22	38.07%		85,741	1.09%		0.94%		(0.23%	)
12/31/12	7.31	0.00 [d]	1.45	1.45	-	-	-	8.76	19.84%		45,380	1.10%		0.95%		0.03%
12/31/11	6.98	(0.02)	0.35	0.33	-	-	-	7.31	4.73%		29,740	0.97%		0.96%		(0.29%	)

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	10%	22%	28%	25%	29%	19%	21%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$10.21	$(0.02)	$0.36	$0.34	$-	$(0.78)	$(0.78)	$9.77	3.98%	[b]	$88,420	1.04%	[a]	N/A		(0.49%	)[a]
9/30/16	10.46	(0.04)	1.01	0.97	-	(1.22)	(1.22)	10.21	9.21%		90,616	1.04%		N/A		(0.43%	)
9/30/15[i]	11.37	(0.02)	(0.61)	(0.63)	-	(0.28)	(0.28)	10.46	(5.64%	)[b]	107,017	1.04%	[a]	N/A		(0.26%	)[a]
12/31/14	10.98	(0.02)	1.15	1.13	-	(0.74)	(0.74)	11.37	10.46%		146,975	1.07%		1.04%		(0.19%	)
12/31/13	8.60	(0.04)	3.25	3.21	-	(0.83)	(0.83)	10.98	37.85%		110,471	1.24%		1.09%		(0.39%	)
12/31/12	7.19	(0.01)	1.42	1.41	-	-	-	8.60	19.61%		85,363	1.25%		1.10%		(0.10%	)
12/31/11	6.87	(0.03)	0.35	0.32	-	-	-	7.19	4.66%		27,467	1.11%		1.11%	[k]	(0.36%	)
Class A
3/31/17[r]	$9.65	$(0.03)	$0.34	$0.31	$-	$(0.78)	$(0.78)	$9.18	3.90%	[b]	$85,896	1.29%	[a]	N/A		(0.74%	)[a]
9/30/16	9.97	(0.07)	0.97	0.90	-	(1.22)	(1.22)	9.65	8.93%		103,902	1.29%		N/A		(0.72%	)
9/30/15[i]	10.88	(0.04)	(0.59)	(0.63)	-	(0.28)	(0.28)	9.97	(5.90%	)[b]	140,896	1.29%	[a]	N/A		(0.49%	)[a]
12/31/14	10.56	(0.05)	1.11	1.06	-	(0.74)	(0.74)	10.88	10.21%		178,641	1.33%		1.29%		(0.44%	)
12/31/13	8.32	(0.06)	3.13	3.07	-	(0.83)	(0.83)	10.56	37.43%		168,430	1.49%		1.34%		(0.63%	)
12/31/12	6.97	(0.03)	1.38	1.35	-	-	-	8.32	19.37%		102,385	1.50%		1.35%		(0.35%	)
12/31/11	6.68	(0.05)	0.34	0.29	-	-	-	6.97	4.34%		51,191	1.37%		1.36%		(0.68%	)
Class R4
3/31/17[r]	$9.68	$(0.03)	$0.35	$0.32	$-	$(0.78)	$(0.78)	$9.22	3.99%	[b]	$7,326	1.19%	[a]	N/A		(0.65%	)[a]
9/30/16	9.99	(0.05)	0.96	0.91	-	(1.22)	(1.22)	9.68	9.02%		6,861	1.19%		N/A		(0.58%	)
9/30/15[i]	10.88	(0.04)	(0.57)	(0.61)	-	(0.28)	(0.28)	9.99	(5.71%	)[b]	2,794	1.19%	[a]	N/A		(0.46%	)[a]
12/31/14[h]	10.57	(0.03)	1.08	1.05	-	(0.74)	(0.74)	10.88	10.11%	[b]	110	1.18%	[a]	N/A		(0.40%	)[a]
Class R3
3/31/17[r]	$9.08	$(0.04)	$0.31	$0.27	$-	$(0.78)	$(0.78)	$8.57	3.69%	[b]	$1,028	1.44%	[a]	N/A		(0.89%	)[a]
9/30/16	9.46	(0.07)	0.91	0.84	-	(1.22)	(1.22)	9.08	8.77%		859	1.44%		N/A		(0.81%	)
9/30/15[i]	10.34	(0.05)	(0.55)	(0.60)	-	(0.28)	(0.28)	9.46	(5.92%	)[b]	751	1.44%	[a]	N/A		(0.70%	)[a]
12/31/14	10.09	(0.07)	1.06	0.99	-	(0.74)	(0.74)	10.34	9.99%		127	1.45%		1.44%		(0.65%	)
12/31/13	8.00	(0.09)	3.01	2.92	-	(0.83)	(0.83)	10.09	37.05%		29	1.79%		1.64%		(0.93%	)
12/31/12	6.73	(0.05)	1.32	1.27	-	-	-	8.00	18.87%		24	1.80%		1.65%		(0.69%	)
12/31/11	6.47	(0.07)	0.33	0.26	-	-	-	6.73	4.02%		21	1.67%		1.66%		(0.99%	)

MassMutual Select Mid-Cap Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$13.59	$0.14	$1.39	$1.53	$(0.21)	$(0.26)	$(0.47)	$14.65	11.33%	[b]	$97,974	0.90%	[a]	0.80%	[a]	1.91%	[a]
9/30/16	13.71	0.15	1.93	2.08	(0.20)	(2.00)	(2.20)	13.59	17.08%		106,786	0.94%		0.80%		1.19%
9/30/15[i]	15.25	0.11	(1.49)	(1.38)	-	(0.16)	(0.16)	13.71	(9.12%	)[b]	128,581	0.84%	[a]	0.80%	[a]	1.00%	[a]
12/31/14	14.68	0.21	0.77	0.98	(0.18)	(0.23)	(0.41)	15.25	6.75%		132,365	0.80%		0.79%		1.37%
12/31/13	11.09	0.18	3.59	3.77	(0.18)	-	(0.18)	14.68	34.02%		67,095	0.84%		0.74%		1.36%
12/31/12	9.68	0.24	1.36	1.60	(0.19)	-	(0.19)	11.09	16.54%		75,912	0.83%		0.73%		2.18%
12/31/11[g]	9.88	0.02	(0.11)	(0.09)	(0.11)	-	(0.11)	9.68	(0.84%	)[b]	129	0.77%	[a]	0.67%	[a]	3.28%	[a]
Class R5
3/31/17[r]	$13.67	$0.13	$1.40	$1.53	$(0.20)	$(0.26)	$(0.46)	$14.74	11.25%	[b]	$7,964	1.00%	[a]	0.90%	[a]	1.77%	[a]
9/30/16	13.75	0.15	1.93	2.08	(0.16)	(2.00)	(2.16)	13.67	17.03%		7,072	1.04%		0.90%		1.12%
9/30/15[i]	15.32	0.09	(1.50)	(1.41)	-	(0.16)	(0.16)	13.75	(9.22%	)[b]	8,406	0.94%	[a]	0.90%	[a]	0.83%	[a]
12/31/14	14.71	0.12	0.85	0.97	(0.13)	(0.23)	(0.36)	15.32	6.59%		18,333	0.88%		0.88%	[k]	0.79%
12/31/13	11.12	0.16	3.60	3.76	(0.17)	-	(0.17)	14.71	33.85%		81,923	0.88%		0.83%		1.24%
12/31/12	9.69	0.14	1.44	1.58	(0.15)	-	(0.15)	11.12	16.35%		56,001	0.90%		0.80%		1.32%
12/31/11	10.09	0.12	(0.41)	(0.29)	(0.11)	-	(0.11)	9.69	(2.84%	)	130,318	0.80%		0.80%	[k]	1.22%
Service Class
3/31/17[r]	$13.62	$0.13	$1.39	$1.52	$(0.18)	$(0.26)	$(0.44)	$14.70	11.20%	[b]	$1,982	1.10%	[a]	1.00%	[a]	1.75%	[a]
9/30/16	13.72	0.12	1.94	2.06	(0.16)	(2.00)	(2.16)	13.62	16.87%		2,158	1.14%		1.00%		0.95%
9/30/15[i]	15.29	0.08	(1.49)	(1.41)	-	(0.16)	(0.16)	13.72	(9.30%	)[b]	2,689	1.04%	[a]	1.00%	[a]	0.72%	[a]
12/31/14	14.71	0.15	0.81	0.96	(0.15)	(0.23)	(0.38)	15.29	6.57%		5,022	0.99%		0.99%	[k]	0.96%
12/31/13	11.12	0.15	3.60	3.75	(0.16)	-	(0.16)	14.71	33.73%		2,574	0.98%		0.93%		1.14%
12/31/12	9.71	0.14	1.43	1.57	(0.16)	-	(0.16)	11.12	16.21%		1,688	1.00%		0.90%		1.30%
12/31/11	10.12	0.12	(0.43)	(0.31)	(0.10)	-	(0.10)	9.71	(3.02%	)	1,545	0.90%		0.90%	[k]	1.14%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	49%	96%	105%	112%	109%	85%	82%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 7, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$13.81	$0.11	$1.43	$1.54	$(0.19)	$(0.26)	$(0.45)	$14.90	11.20%	[b]	$834	1.20%	[a]	1.10%	[a]	1.55%	[a]
9/30/16	13.81	0.13	1.94	2.07	(0.07)	(2.00)	(2.07)	13.81	16.74%		656	1.24%		1.10%		0.97%
9/30/15[i]	15.40	0.06	(1.49)	(1.43)	-	(0.16)	(0.16)	13.81	(9.36%	)[b]	270	1.14%	[a]	1.10%	[a]	0.56%	[a]
12/31/14	14.81	0.10	0.84	0.94	(0.12)	(0.23)	(0.35)	15.40	6.39%		1,147	1.10%		1.10%	[k]	0.69%
12/31/13	11.19	0.13	3.62	3.75	(0.13)	-	(0.13)	14.81	33.57%		4,260	1.13%		1.08%		1.01%
12/31/12	9.76	0.12	1.45	1.57	(0.14)	-	(0.14)	11.19	16.12%		3,552	1.15%		1.05%		1.12%
12/31/11	10.10	0.07	(0.41)	(0.34)	-	-	-	9.76	(3.37%	)	4,305	1.05%		1.05%	[k]	0.71%
Class A
3/31/17[r]	$13.61	$0.10	$1.39	$1.49	$(0.14)	$(0.26)	$(0.40)	$14.70	10.98%	[b]	$1,839	1.45%	[a]	1.35%	[a]	1.33%	[a]
9/30/16	13.67	0.08	1.93	2.01	(0.07)	(2.00)	(2.07)	13.61	16.46%		1,755	1.49%		1.35%		0.62%
9/30/15[i]	15.27	0.04	(1.48)	(1.44)	-	(0.16)	(0.16)	13.67	(9.51%	)[b]	2,287	1.39%	[a]	1.35%	[a]	0.36%	[a]
12/31/14	14.69	0.09	0.81	0.90	(0.09)	(0.23)	(0.32)	15.27	6.18%		5,759	1.35%		1.35%	[k]	0.58%
12/31/13	11.11	0.10	3.58	3.68	(0.10)	-	(0.10)	14.69	33.18%		6,092	1.38%		1.33%		0.73%
12/31/12	9.69	0.10	1.43	1.53	(0.11)	-	(0.11)	11.11	15.84%		4,385	1.40%		1.30%		0.89%
12/31/11	10.08	0.06	(0.40)	(0.34)	(0.05)	-	(0.05)	9.69	(3.39%	)	4,423	1.30%		1.30%	[k]	0.64%
Class R4
3/31/17[r]	$13.54	$0.10	$1.38	$1.48	$(0.16)	$(0.26)	$(0.42)	$14.60	11.03%	[b]	$134	1.35%	[a]	1.25%	[a]	1.40%	[a]
9/30/16	13.65	0.10	1.92	2.02	(0.13)	(2.00)	(2.13)	13.54	16.62%		94	1.39%		1.25%		0.75%
9/30/15[i]	15.24	0.06	(1.49)	(1.43)	-	(0.16)	(0.16)	13.65	(9.46%	)[b]	93	1.29%	[a]	1.25%	[a]	0.54%	[a]
12/31/14[h]	15.01	0.09	0.50	0.59	(0.13)	(0.23)	(0.36)	15.24	3.98%	[b]	104	1.25%	[a]	1.25%	[a,n]	0.79%	[a]
Class R3
3/31/17[r]	$13.48	$0.08	$1.39	$1.47	$(0.12)	$(0.26)	$(0.38)	$14.57	10.97%	[b]	$186	1.60%	[a]	1.50%	[a]	1.10%	[a]
9/30/16	13.60	0.07	1.90	1.97	(0.09)	(2.00)	(2.09)	13.48	16.25%		102	1.64%		1.50%		0.52%
9/30/15[i]	15.21	0.03	(1.48)	(1.45)	-	(0.16)	(0.16)	13.60	(9.61%	)[b]	89	1.54%	[a]	1.50%	[a]	0.28%	[a]
12/31/14	14.64	0.06	0.81	0.87	(0.07)	(0.23)	(0.30)	15.21	5.99%		106	1.53%		1.53%	[k]	0.42%
12/31/13	11.07	0.06	3.57	3.63	(0.06)	-	(0.06)	14.64	32.77%		95	1.68%		1.63%		0.43%
12/31/12	9.67	0.06	1.43	1.49	(0.09)	-	(0.09)	11.07	15.46%		76	1.70%		1.60%		0.60%
12/31/11	10.07	0.04	(0.41)	(0.37)	(0.03)	-	(0.03)	9.67	(3.67%	)	64	1.60%		1.60%	[k]	0.37%

MassMutual Select Small Cap Value Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$16.19	$0.07	$2.02	$2.09	$(0.08)	$(0.89)	$(0.97)	$17.31	12.94%	[b]	$115,687	0.85%	[a]	0.80%	[a]	0.80%	[a]
9/30/16	14.62	0.08	2.08	2.16	(0.09)	(0.50)	(0.59)	16.19	15.20%		122,745	0.87%		0.80%		0.55%
9/30/15[i]	15.76	0.07	(1.21)	(1.14)	(0.00)[d]	-	(0.00)[d]	14.62	(7.23%	)[b]	65,868	0.87%	[a]	0.80%	[a]	0.62%	[a]
12/31/14[h]	15.09	0.09	0.69	0.78	(0.11)	-	(0.11)	15.76	5.19%	[b]	60,528	0.83%	[a]	0.80%	[a]	0.80%	[a]
Class R5
3/31/17[r]	$16.20	$0.06	$2.02	$2.08	$(0.06)	$(0.89)	$(0.95)	$17.33	12.88%	[b]	$43,478	0.95%	[a]	0.90%	[a]	0.68%	[a]
9/30/16	14.62	0.06	2.09	2.15	(0.07)	(0.50)	(0.57)	16.20	15.15%		49,774	0.97%		0.90%		0.43%
9/30/15[i]	15.77	0.06	(1.21)	(1.15)	(0.00)[d]	-	(0.00)[d]	14.62	(7.29%	)[b]	93,458	0.97%	[a]	0.90%	[a]	0.52%	[a]
12/31/14	14.93	0.11	0.82	0.93	(0.09)	-	(0.09)	15.77	6.27%		97,987	0.90%		0.88%		0.73%
12/31/13	10.71	0.06	4.23	4.29	(0.07)	-	(0.07)	14.93	40.05%		138,272	0.85%		N/A		0.50%
12/31/12	9.05	0.09	1.66	1.75	(0.09)	-	(0.09)	10.71	19.40%		115,775	0.85%		N/A		0.95%
12/31/11	9.45	0.03	(0.40)	(0.37)	(0.03)	-	(0.03)	9.05	(3.91%	)	92,162	0.86%		N/A		0.36%
Service Class
3/31/17[r]	$16.22	$0.05	$2.03	$2.08	$(0.05)	$(0.89)	$(0.94)	$17.36	12.84%	[b]	$8,194	1.05%	[a]	1.00%	[a]	0.63%	[a]
9/30/16	14.66	0.06	2.07	2.13	(0.07)	(0.50)	(0.57)	16.22	14.97%		7,326	1.07%		1.00%		0.37%
9/30/15[i]	15.82	0.05	(1.21)	(1.16)	(0.00)[d]	-	(0.00)[d]	14.66	(7.33%	)[b]	3,272	1.07%	[a]	1.00%	[a]	0.46%	[a]
12/31/14	14.93	0.10	0.83	0.93	(0.04)	-	(0.04)	15.82	6.21%		1,472	1.00%		0.98%		0.66%
12/31/13	10.71	0.05	4.22	4.27	(0.05)	-	(0.05)	14.93	39.91%		5,264	0.95%		N/A		0.41%
12/31/12	9.06	0.08	1.65	1.73	(0.08)	-	(0.08)	10.71	19.15%		3,186	0.95%		N/A		0.83%
12/31/11	9.45	0.02	(0.39)	(0.37)	(0.02)	-	(0.02)	9.06	(3.93%	)	3,055	0.96%		N/A		0.22%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	10%	26%	18%	22%	28%	32%	25%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$16.15	$0.05	$2.00	$2.05	$(0.05)	$(0.89)	$(0.94)	$17.26	12.74%	[b]	$9,296	1.16%	[a]	1.10%	[a]	0.60%	[a]
9/30/16	14.57	0.03	2.08	2.11	(0.03)	(0.50)	(0.53)	16.15	14.89%		4,908	1.17%		1.10%		0.22%
9/30/15[i]	15.74	0.04	(1.21)	(1.17)	(0.00)[d]	-	(0.00)[d]	14.57	(7.43%	)[b]	6,020	1.17%	[a]	1.10%	[a]	0.34%	[a]
12/31/14	14.90	0.08	0.82	0.90	(0.06)	-	(0.06)	15.74	6.05%		3,790	1.12%		1.10%		0.52%
12/31/13	10.69	0.03	4.22	4.25	(0.04)	-	(0.04)	14.90	39.73%		4,359	1.10%		N/A		0.27%
12/31/12	9.04	0.07	1.65	1.72	(0.07)	-	(0.07)	10.69	19.03%		2,551	1.10%		N/A		0.69%
12/31/11	9.45	0.00 [d]	(0.41)	(0.41)	-	-	-	9.04	(4.34%	)	2,152	1.11%		N/A		0.04%
Class A
3/31/17[r]	$16.08	$0.02	$2.00	$2.02	$(0.00)[d]	$(0.89)	$(0.89)	$17.21	12.61%	[b]	$9,975	1.41%	[a]	1.35%	[a]	0.29%	[a]
9/30/16	14.52	0.00 [d]	2.07	2.07	(0.01)	(0.50)	(0.51)	16.08	14.59%		8,850	1.42%		1.35%		0.00%	[e]
9/30/15[i]	15.71	0.01	(1.20)	(1.19)	(0.00)[d]	-	(0.00)[d]	14.52	(7.57%	)[b]	6,458	1.42%	[a]	1.35%	[a]	0.07%	[a]
12/31/14	14.87	0.04	0.82	0.86	(0.02)	-	(0.02)	15.71	5.82%		6,467	1.37%		1.35%		0.26%
12/31/13	10.68	(0.00)[d]	4.19	4.19	(0.00)[d]	-	(0.00)	14.87	39.28%		6,526	1.35%		N/A		(0.01%	)
12/31/12	9.03	0.04	1.65	1.69	(0.04)	-	(0.04)	10.68	18.75%		5,179	1.35%		N/A		0.43%
12/31/11	9.44	(0.02)	(0.39)	(0.41)	-	-	-	9.03	(4.34%	)	4,694	1.36%		N/A		(0.18%	)
Class R4
3/31/17[r]	$16.01	$0.03	$1.99	$2.02	$(0.01)	$(0.89)	$(0.90)	$17.13	12.68%	[b]	$1,982	1.30%	[a]	1.25%	[a]	0.35%	[a]
9/30/16	14.51	0.02	2.05	2.07	(0.07)	(0.50)	(0.57)	16.01	14.66%		1,748	1.32%		1.25%		0.12%
9/30/15[i]	15.69	0.02	(1.20)	(1.18)	(0.00)[d]	-	(0.00)[d]	14.51	(7.51%	)[b]	639	1.32%	[a]	1.25%	[a]	0.19%	[a]
12/31/14[h]	15.02	0.04	0.69	0.73	(0.06)	-	(0.06)	15.69	4.85%	[b]	105	1.28%	[a]	1.25%	[a]	0.35%	[a]
Class R3
3/31/17[r]	$16.00	$0.02	$1.99	$2.01	$-	$(0.89)	$(0.89)	$17.12	12.60%	[b]	$727	1.55%	[a]	1.50%	[a]	0.19%	[a]
9/30/16	14.48	(0.02)	2.05	2.03	(0.01)	(0.50)	(0.51)	16.00	14.37%		440	1.57%		1.50%		(0.12%	)
9/30/15[i]	15.69	(0.01)	(1.20)	(1.21)	(0.00)[d]	-	(0.00)[d]	14.48	(7.70%	)[b]	123	1.57%	[a]	1.50%	[a]	(0.07%	)[a]
12/31/14[h]	15.02	0.01	0.69	0.70	(0.03)	-	(0.03)	15.69	4.66%	[b]	105	1.53%	[a]	1.50%	[a]	0.10%	[a]

MassMutual Select Small Company Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$11.30	$0.06	$1.47	$1.53	$(0.13)	$(0.08)	$(0.21)	$12.62	13.50%	[b]	$130,086	0.93%	[a]	0.91%	[a]	1.03%	[a]
9/30/16	13.03	0.10	1.26	1.36	(0.09)	(3.00)	(3.09)	11.30	13.23%		125,482	0.94%		0.92%		0.96%
9/30/15[i]	14.38	0.04	(1.18)	(1.14)	-	(0.21)	(0.21)	13.03	(7.99%	)[b]	125,447	0.94%	[a]	0.92%	[a]	0.39%	[a]
12/31/14	16.37	0.08	0.47	0.55	(0.15)	(2.39)	(2.54)	14.38	4.10%		132,465	0.91%		0.89%		0.50%
12/31/13	14.03	0.16	4.29	4.45	(0.14)	(1.97)	(2.11)	16.37	32.46%		126,064	0.94%		0.86%		0.97%
12/31/12	12.78	0.16	1.75	1.91	(0.20)	(0.46)	(0.66)	14.03	15.04%		74,820	0.94%		0.86%		1.17%
12/31/11	13.72	0.09	(0.43)	(0.34)	(0.07)	(0.53)	(0.60)	12.78	(2.34%	)	45,116	0.94%		0.86%		0.68%
Class R5
3/31/17[r]	$11.35	$0.06	$1.47	$1.53	$(0.12)	$(0.08)	$(0.20)	$12.68	13.43%	[b]	$91,356	1.03%	[a]	1.01%	[a]	0.92%	[a]
9/30/16	13.06	0.09	1.27	1.36	(0.07)	(3.00)	(3.07)	11.35	13.18%		106,993	1.04%		1.02%		0.85%
9/30/15[i]	14.43	0.03	(1.19)	(1.16)	-	(0.21)	(0.21)	13.06	(8.11%	)[b]	128,043	1.04%	[a]	1.02%	[a]	0.27%	[a]
12/31/14	16.41	0.06	0.47	0.53	(0.12)	(2.39)	(2.51)	14.43	4.01%		207,540	1.03%		1.01%		0.38%
12/31/13	14.06	0.12	4.31	4.43	(0.11)	(1.97)	(2.08)	16.41	32.19%		252,704	1.13%		1.05%		0.77%
12/31/12	12.81	0.13	1.75	1.88	(0.17)	(0.46)	(0.63)	14.06	14.77%		231,211	1.13%		1.05%		0.96%
12/31/11	13.74	0.03	(0.40)	(0.37)	(0.03)	(0.53)	(0.56)	12.81	(2.51%	)	229,298	1.13%		1.05%		0.22%
Service Class
3/31/17[r]	$11.29	$0.05	$1.46	$1.51	$(0.10)	$(0.08)	$(0.18)	$12.62	13.37%	[b]	$13,894	1.13%	[a]	1.11%	[a]	0.81%	[a]
9/30/16	13.00	0.08	1.26	1.34	(0.05)	(3.00)	(3.05)	11.29	13.05%		15,783	1.14%		1.12%		0.77%
9/30/15[i]	14.38	0.02	(1.19)	(1.17)	-	(0.21)	(0.21)	13.00	(8.20%	)[b]	16,672	1.14%	[a]	1.12%	[a]	0.17%	[a]
12/31/14	16.36	0.05	0.47	0.52	(0.11)	(2.39)	(2.50)	14.38	3.92%		37,270	1.12%		1.09%		0.30%
12/31/13	14.02	0.12	4.29	4.41	(0.10)	(1.97)	(2.07)	16.36	32.18%		44,234	1.17%		1.09%		0.73%
12/31/12	12.76	0.12	1.75	1.87	(0.15)	(0.46)	(0.61)	14.02	14.76%		33,617	1.17%		1.09%		0.85%
12/31/11	13.70	0.02	(0.40)	(0.38)	(0.03)	(0.53)	(0.56)	12.76	(2.65%	)	52,720	1.17%		1.09%		0.18%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	26%	60%	86%	38%	44%	34%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],[j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$11.12	$0.04	$1.45	$1.49	$(0.10)	$(0.08)	$(0.18)	$12.43	13.33%	[b]	$15,797	1.23%	[a]	1.21%	[a]	0.72%	[a]
9/30/16	12.85	0.07	1.24	1.31	(0.04)	(3.00)	(3.04)	11.12	12.95%		16,447	1.24%		1.22%		0.66%
9/30/15[i]	14.22	0.01	(1.17)	(1.16)	-	(0.21)	(0.21)	12.85	(8.23%	)[b]	18,220	1.24%	[a]	1.22%	[a]	0.08%	[a]
12/31/14	16.21	0.03	0.46	0.49	(0.09)	(2.39)	(2.48)	14.22	3.74%		24,796	1.23%		1.21%		0.16%
12/31/13	13.90	0.09	4.26	4.35	(0.07)	(1.97)	(2.04)	16.21	32.03%		36,198	1.32%		1.24%		0.59%
12/31/12	12.67	0.10	1.74	1.84	(0.15)	(0.46)	(0.61)	13.90	14.57%		36,619	1.32%		1.24%		0.77%
12/31/11	13.60	0.00 [d]	(0.40)	(0.40)	(0.00)[d]	(0.53)	(0.53)	12.67	(2.79%	)	35,901	1.32%		1.24%		0.02%
Class A
3/31/17[r]	$10.80	$0.03	$1.40	$1.43	$(0.06)	$(0.08)	$(0.14)	$12.09	13.19%	[b]	$25,143	1.48%	[a]	1.46%	[a]	0.48%	[a]
9/30/16	12.56	0.04	1.20	1.24	(0.00)[d]	(3.00)	(3.00)	10.80	12.59%		26,790	1.49%		1.47%		0.40%
9/30/15[i]	13.93	(0.02)	(1.14)	(1.16)	-	(0.21)	(0.21)	12.56	(8.40%	)[b]	30,820	1.49%	[a]	1.47%	[a]	(0.17%	)[a]
12/31/14	15.92	(0.01)	0.45	0.44	(0.04)	(2.39)	(2.43)	13.93	3.51%		43,390	1.48%		1.46%		(0.08%	)
12/31/13	13.66	0.06	4.17	4.23	(0.00)[d]	(1.97)	(1.97)	15.92	31.69%		59,004	1.57%		1.49%		0.37%
12/31/12	12.46	0.07	1.70	1.77	(0.11)	(0.46)	(0.57)	13.66	14.28%		100,321	1.57%		1.49%		0.51%
12/31/11	13.41	(0.03)	(0.39)	(0.42)	-	(0.53)	(0.53)	12.46	(2.99%	)	100,184	1.57%		1.49%		(0.21%	)
Class R4
3/31/17[r]	$10.74	$0.04	$1.37	$1.41	$(0.10)	$(0.08)	$(0.18)	$11.97	13.15%	[b]	$469	1.38%	[a]	1.36%	[a]	0.62%	[a]
9/30/16	12.52	0.05	1.21	1.26	(0.04)	(3.00)	(3.04)	10.74	12.80%		184	1.39%		1.37%		0.51%
9/30/15[i]	13.88	(0.01)	(1.14)	(1.15)	-	(0.21)	(0.21)	12.52	(8.36%	)[b]	92	1.39%	[a]	1.37%	[a]	(0.06%	)[a]
12/31/14[h]	16.27	(0.01)	0.11	0.10	(0.10)	(2.39)	(2.49)	13.88	1.34%	[b]	101	1.35%	[a]	N/A		(0.05%	)[a]
Class R3
3/31/17[r]	$10.19	$0.02	$1.32	$1.34	$(0.07)	$(0.08)	$(0.15)	$11.38	13.08%	[b]	$111	1.63%	[a]	1.61%	[a]	0.36%	[a]
9/30/16	12.03	0.03	1.13	1.16	-	(3.00)	(3.00)	10.19	12.42%		84	1.64%		1.62%		0.28%
09/30/15[i]	13.36	(0.03)	(1.09)	(1.12)	-	(0.21)	(0.21)	12.03	(8.46%	)[b]	57	1.64%	[a]	1.62%	[a]	(0.33%	)[a]
12/31/14	15.37	(0.04)	0.44	0.40	(0.02)	(2.39)	(2.41)	13.36	3.34%		80	1.67%		1.65%		(0.27%	)
12/31/13	13.28	0.01	4.05	4.06	(0.00)[d]	(1.97)	(1.97)	15.37	31.30%		194	1.87%		1.79%		0.03%
12/31/12	12.07	0.00 [d]	1.67	1.67	-	(0.46)	(0.46)	13.28	13.90%		145	1.87%		1.79%		0.03%
12/31/11	13.05	(0.07)	(0.38)	(0.45)	-	(0.53)	(0.53)	12.07	(3.30%	)	675	1.87%		1.79%		(0.51%	)

MM S&P Mid Cap Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$13.56	$0.10	$1.41	$1.51	$(0.22)	$(1.22)	$(1.44)	$13.63	11.49%	[b]	$93,576	0.19%	[a]	0.19%	[a,n]	1.51%	[a]
9/30/16	12.44	0.19	1.61	1.80	(0.16)	(0.52)	(0.68)	13.56	15.15%		73,807	0.20%		0.20%	[n]	1.49%
09/30/15[i]	13.11	0.13	(0.75)	(0.62)	-	(0.05)	(0.05)	12.44	(4.77%	)[b]	137,654	0.22%	[a]	0.20%	[a]	1.26%	[a]
12/31/14	12.47	0.17	1.00	1.17	(0.15)	(0.38)	(0.53)	13.11	9.55%		144,235	0.20%		0.19%		1.35%
12/31/13	11.04	0.16	3.44	3.60	(0.18)	(1.99)	(2.17)	12.47	33.20%		93,319	0.23%		0.19%		1.25%
12/31/12[g]	10.00	0.09	1.11	1.20	(0.08)	(0.08)	(0.16)	11.04	12.06%	[b]	87,245	0.29%	[a]	0.19%	[a]	1.85%	[a]
Class R5
3/31/17[r]	$13.52	$0.10	$1.40	$1.50	$(0.21)	$(1.22)	$(1.43)	$13.59	11.44%	[b]	$32,421	0.29%	[a]	0.29%	[a,n]	1.43%	[a]
9/30/16	12.41	0.18	1.60	1.78	(0.15)	(0.52)	(0.67)	13.52	15.01%		21,499	0.30%		0.30%	[n]	1.44%
9/30/15[i]	13.09	0.12	(0.75)	(0.63)	-	(0.05)	(0.05)	12.41	(4.86%	)[b]	11,433	0.32%	[a]	0.30%	[a]	1.18%	[a]
12/31/14	12.46	0.15	0.99	1.14	(0.13)	(0.38)	(0.51)	13.09	9.38%		5,628	0.30%		0.29%		1.20%
12/31/13	11.04	0.16	3.42	3.58	(0.17)	(1.99)	(2.16)	12.46	33.08%		5,893	0.33%		0.29%		1.22%
12/31/12[g]	10.00	0.08	1.12	1.20	(0.08)	(0.08)	(0.16)	11.04	12.02%	[b]	112	0.39%	[a]	0.29%	[a]	1.74%	[a]
Service Class
3/31/17[r]	$13.46	$0.08	$1.41	$1.49	$(0.19)	$(1.22)	$(1.41)	$13.54	11.44%	[b]	$28,325	0.44%	[a]	0.44%	[a,n]	1.26%	[a]
9/30/16	12.36	0.16	1.59	1.75	(0.13)	(0.52)	(0.65)	13.46	14.77%		23,328	0.45%		0.45%	[n]	1.26%
09/30/15[i]	13.05	0.10	(0.74)	(0.64)	-	(0.05)	(0.05)	12.36	(4.95%	)[b]	16,533	0.47%	[a]	0.45%	[a]	1.02%	[a]
12/31/14	12.43	0.15	0.98	1.13	(0.13)	(0.38)	(0.51)	13.05	9.31%		12,480	0.45%		0.44%		1.16%
12/31/13	11.04	0.14	3.41	3.55	(0.17)	(1.99)	(2.16)	12.43	32.81%		3,206	0.48%		0.44%		1.07%
12/31/12[g]	10.00	0.08	1.12	1.20	(0.08)	(0.08)	(0.16)	11.04	12.01%	[b]	225	0.54%	[a]	0.44%	[a]	1.79%	[a]

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012
Portfolio turnover rate	11%	48%	18%	12%	54%	11%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 26, 2012 (commencement of operations) through December 31, 2012.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$13.45	$0.08	$1.40	$1.48	$(0.17)	$(1.22)	$(1.39)	$13.54	11.39%	[b]	$60,452	0.54%	[a]	0.54%	[a,n]	1.17%	[a]
9/30/16	12.35	0.15	1.59	1.74	(0.12)	(0.52)	(0.64)	13.45	14.69%		62,951	0.55%		0.55%	[n]	1.17%
9/30/15[i]	13.05	0.09	(0.74)	(0.65)	-	(0.05)	(0.05)	12.35	(5.03%	)[b]	50,069	0.57%	[a]	0.55%	[a]	0.92%	[a]
12/31/14	12.43	0.13	0.98	1.11	(0.11)	(0.38)	(0.49)	13.05	9.15%		42,628	0.55%		0.54%		1.02%
12/31/13	11.03	0.13	3.41	3.54	(0.15)	(1.99)	(2.14)	12.43	32.72%		12,453	0.58%		0.54%		0.96%
12/31/12[g]	10.00	0.09	1.10	1.19	(0.08)	(0.08)	(0.16)	11.03	11.92%	[b]	836	0.64%	[a]	0.54%	[a]	2.01%	[a]
Class A
3/31/17[r]	$13.42	$0.06	$1.39	$1.45	$(0.14)	$(1.22)	$(1.36)	$13.51	11.16%	[b]	$38,000	0.79%	[a]	0.79%	[a,n]	0.91%	[a]
9/30/16	12.32	0.11	1.61	1.72	(0.10)	(0.52)	(0.62)	13.42	14.49%		42,316	0.80%		0.80%	[n]	0.91%
9/30/15[i]	13.04	0.07	(0.74)	(0.67)	-	(0.05)	(0.05)	12.32	(5.18%	)[b]	32,378	0.82%	[a]	0.80%	[a]	0.67%	[a]
12/31/14	12.43	0.10	0.97	1.07	(0.08)	(0.38)	(0.46)	13.04	8.83%		28,715	0.81%		0.80%		0.76%
12/31/13	11.04	0.09	3.42	3.51	(0.13)	(1.99)	(2.12)	12.43	32.40%		8,961	0.88%		0.84%		0.68%
12/31/12[g]	10.00	0.06	1.11	1.17	(0.05)	(0.08)	(0.13)	11.04	11.76%	[b]	112	0.94%	[a]	0.84%	[a]	1.19%	[a]
Class R4
3/31/17[r]	$13.39	$0.07	$1.39	$1.46	$(0.17)	$(1.22)	$(1.39)	$13.46	11.23%	[b]	$66,297	0.69%	[a]	0.69%	[a,n]	1.04%	[a]
9/30/16	12.32	0.13	1.59	1.72	(0.13)	(0.52)	(0.65)	13.39	14.56%		36,917	0.70%		0.70%	[n]	1.04%
9/30/15[i]	13.04	0.09	(0.76)	(0.67)	-	(0.05)	(0.05)	12.32	(5.18%	)[b]	14,014	0.72%	[a]	0.70%	[a]	0.86%	[a]
12/31/14[h]	12.77	0.09	0.66	0.75	(0.10)	(0.38)	(0.48)	13.04	6.04%	[b]	132	0.69%	[a]	0.69%	[a,n]	0.89%	[a]
Class R3
3/31/17[r]	$13.35	$0.05	$1.38	$1.43	$(0.14)	$(1.22)	$(1.36)	$13.42	11.09%	[b]	$63,574	0.94%	[a]	0.94%	[a,n]	0.80%	[a]
9/30/16	12.31	0.10	1.58	1.68	(0.12)	(0.52)	(0.64)	13.35	14.25%		33,905	0.95%		0.95%	[n]	0.81%
9/30/15[i]	13.04	0.06	(0.74)	(0.68)	-	(0.05)	(0.05)	12.31	(5.26%	)[b]	8,746	0.97%	[a]	0.95%	[a]	0.61%	[a]
12/31/14[h]	12.77	0.06	0.66	0.72	(0.07)	(0.38)	(0.45)	13.04	5.84%	[b]	142	0.95%	[a]	0.95%	[a,n]	0.60%	[a]

MM Russell 2000 Small Cap Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$12.57	$0.10	$1.34	$1.44	$(0.19)	$(0.73)	$(0.92)	$13.09	11.53%	[b]	$147,485	0.21%	[a]	0.20%	[a]	1.63%	[a]
9/30/16	11.28	0.17	1.54	1.71	(0.14)	(0.28)	(0.42)	12.57	15.62%		127,660	0.21%		0.20%		1.48%
9/30/15[i]	12.24	0.13	(1.08)	(0.95)	-	(0.01)	(0.01)	11.28	(7.79%	)[b]	185,516	0.29%	[a]	0.20%	[a]	1.40%	[a]
12/31/14	13.20	0.17	0.40	0.57	(0.16)	(1.37)	(1.53)	12.24	4.94%		97,737	0.27%		0.20%		1.33%
12/31/13	10.95	0.18	3.95	4.13	(0.19)	(1.69)	(1.88)	13.20	38.47%		91,466	0.29%		0.19%		1.40%
12/31/12[g]	10.00	0.13	0.99	1.12	(0.12)	(0.05)	(0.17)	10.95	11.24%	[b]	86,679	0.30%	[a]	0.19%	[a]	2.88%	[a]
Class R5
3/31/17[r]	$12.56	$0.10	$1.34	$1.44	$(0.18)	$(0.73)	$(0.91)	$13.09	11.45%	[b]	$12,654	0.31%	[a]	0.30%	[a]	1.50%	[a]
9/30/16	11.28	0.16	1.53	1.69	(0.13)	(0.28)	(0.41)	12.56	15.42%		15,287	0.31%		0.30%		1.40%
9/30/15[i]	12.24	0.12	(1.07)	(0.95)	-	(0.01)	(0.01)	11.28	(7.79%	)[b]	7,948	0.39%	[a]	0.30%	[a]	1.27%	[a]
12/31/14	13.19	0.15	0.40	0.55	(0.13)	(1.37)	(1.50)	12.24	4.80%		4,343	0.38%		0.30%		1.16%
12/31/13	10.95	0.19	3.93	4.12	(0.19)	(1.69)	(1.88)	13.19	38.38%		13,078	0.39%		0.29%		1.41%
12/31/12[g]	10.00	0.13	0.98	1.11	(0.11)	(0.05)	(0.16)	10.95	11.19%	[b]	111	0.40%	[a]	0.29%	[a]	2.76%	[a]
Service Class
3/31/17[r]	$12.48	$0.09	$1.31	$1.40	$(0.16)	$(0.73)	$(0.89)	$12.99	11.33%	[b]	$18,704	0.46%	[a]	0.45%	[a]	1.38%	[a]
9/30/16	11.21	0.14	1.52	1.66	(0.11)	(0.28)	(0.39)	12.48	15.23%		13,347	0.46%		0.45%		1.22%
9/30/15[i]	12.17	0.10	(1.05)	(0.95)	-	(0.01)	(0.01)	11.21	(7.84%	)[b]	8,110	0.54%	[a]	0.45%	[a]	1.09%	[a]
12/31/14	13.16	0.15	0.37	0.52	(0.14)	(1.37)	(1.51)	12.17	4.55%		6,499	0.52%		0.45%		1.14%
12/31/13	10.94	0.18	3.92	4.10	(0.19)	(1.69)	(1.88)	13.16	38.24%		997	0.54%		0.44%		1.31%
12/31/12[g]	10.00	0.13	0.97	1.10	(0.11)	(0.05)	(0.16)	10.94	11.03%	[b]	129	0.55%	[a]	0.44%	[a]	2.73%	[a]

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012
Portfolio turnover rate	5%	37%	13%	33%	59%	10%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 26, 2012 (commencement of operations) through December 31, 2012.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$12.50	$0.08	$1.32	$1.40	$(0.15)	$(0.73)	$(0.88)	$13.02	11.27%	[b]	$46,800	0.56%	[a]	0.55%	[a]	1.28%	[a]
9/30/16	11.23	0.13	1.52	1.65	(0.10)	(0.28)	(0.38)	12.50	15.11%		44,061	0.56%		0.55%		1.14%
9/30/15[i]	12.20	0.09	(1.05)	(0.96)	-	(0.01)	(0.01)	11.23	(7.90%	)[b]	30,993	0.64%	[a]	0.55%	[a]	1.00%	[a]
12/31/14	13.18	0.13	0.39	0.52	(0.13)	(1.37)	(1.50)	12.20	4.52%		25,705	0.62%		0.55%		1.02%
12/31/13	10.94	0.15	3.94	4.09	(0.16)	(1.69)	(1.85)	13.18	38.13%		7,562	0.64%		0.54%		1.14%
12/31/12[g]	10.00	0.12	0.97	1.09	(0.10)	(0.05)	(0.15)	10.94	10.99%	[b]	127	0.65%	[a]	0.54%	[a]	2.60%	[a]
Class A
3/31/17[r]	$12.43	$0.07	$1.31	$1.38	$(0.12)	$(0.73)	$(0.85)	$12.96	11.19%	[b]	$22,732	0.81%	[a]	0.80%	[a]	1.03%	[a]
9/30/16	11.16	0.10	1.52	1.62	(0.07)	(0.28)	(0.35)	12.43	14.91%		19,806	0.81%		0.80%		0.89%
9/30/15[i]	12.16	0.07	(1.06)	(0.99)	-	(0.01)	(0.01)	11.16	(8.18%	)[b]	14,478	0.89%	[a]	0.80%	[a]	0.73%	[a]
12/31/14	13.15	0.10	0.38	0.48	(0.10)	(1.37)	(1.47)	12.16	4.24%		15,338	0.88%		0.81%		0.76%
12/31/13	10.95	0.11	3.92	4.03	(0.14)	(1.69)	(1.83)	13.15	37.66%		5,547	0.94%		0.84%		0.82%
12/31/12[g]	10.00	0.10	0.99	1.09	(0.09)	(0.05)	(0.14)	10.95	10.83%	[b]	111	0.95%	[a]	0.84%	[a]	2.21%	[a]
Class R4
3/31/17[r]	$12.40	$0.07	$1.32	$1.39	$(0.14)	$(0.73)	$(0.87)	$12.92	11.29%	[b]	$42,719	0.71%	[a]	0.70%	[a]	1.14%	[a]
9/30/16	11.17	0.11	1.51	1.62	(0.11)	(0.28)	(0.39)	12.40	14.93%		29,129	0.71%		0.70%		1.00%
9/30/15[i]	12.16	0.09	(1.07)	(0.98)	-	(0.01)	(0.01)	11.17	(8.09%	)[b]	9,367	0.79%	[a]	0.70%	[a]	0.96%	[a]
12/31/14[h]	13.27	0.08	0.30	0.38	(0.12)	(1.37)	(1.49)	12.16	3.42%	[b]	151	0.76%	[a]	0.70%	[a]	0.88%	[a]
Class R3
3/31/17[r]	$12.36	$0.06	$1.30	$1.36	$(0.12)	$(0.73)	$(0.85)	$12.87	11.10%	[b]	$35,980	0.96%	[a]	0.95%	[a]	0.90%	[a]
9/30/16	11.16	0.09	1.49	1.58	(0.10)	(0.28)	(0.38)	12.36	14.60%		22,081	0.96%		0.95%		0.75%
9/30/15[i]	12.16	0.07	(1.06)	(0.99)	-	(0.01)	(0.01)	11.16	(8.18%	)[b]	5,873	1.04%	[a]	0.95%	[a]	0.71%	[a]
12/31/14[h]	13.27	0.06	0.29	0.35	(0.09)	(1.37)	(1.46)	12.16	3.20%	[b]	138	1.01%	[a]	0.95%	[a]	0.61%	[a]

MassMutual Select Mid Cap Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$19.16	$0.01	$1.56	$1.57	$(0.03)	$(0.85)	$(0.88)	$19.85	8.52%	[b]	$2,081,152	0.72%	[a]	N/A	0.06%	[a]
9/30/16	18.74	0.01	1.91	1.92	-	(1.50)	(1.50)	19.16	10.74%		1,668,899	0.73%		N/A	0.07%
9/30/15[i]	18.65	(0.01)	0.24	0.23	-	(0.14)	(0.14)	18.74	1.22%	[b]	816,703	0.75%	[a]	N/A	(0.08%	)[a]
12/31/14	18.42	(0.02)	2.33	2.31	-	(2.08)	(2.08)	18.65	13.00%		441,065	0.77%		0.74%	(0.11%	)
12/31/13	15.03	(0.02)	5.40	5.38	-	(1.99)	(1.99)	18.42	36.31%		298,869	0.83%		0.73%	(0.10%	)
12/31/12	14.27	0.02	2.07	2.09	(0.03)	(1.30)	(1.33)	15.03	14.71%		185,584	0.83%		0.73%	0.12%
12/31/11	15.76	(0.03)	(0.29)	(0.32)	-	(1.17)	(1.17)	14.27	(1.74%	)	150,571	0.84%		0.74%	(0.20%	)
Class R5
3/31/17[r]	$19.01	$(0.00)[d]	$1.56	$1.56	$(0.01)	$(0.85)	$(0.86)	$19.71	8.53%	[b]	$889,016	0.82%	[a]	N/A	(0.05%	)[a]
9/30/16	18.63	(0.00)[d]	1.88	1.88	-	(1.50)	(1.50)	19.01	10.58%		826,289	0.83%		N/A	(0.03%	)
9/30/15[i]	18.56	(0.03)	0.24	0.21	-	(0.14)	(0.14)	18.63	1.12%	[b]	641,170	0.85%	[a]	N/A	(0.18%	)[a]
12/31/14	18.36	(0.04)	2.32	2.28	-	(2.08)	(2.08)	18.56	12.88%		668,005	0.87%		0.85%	(0.22%	)
12/31/13	15.00	(0.04)	5.39	5.35	-	(1.99)	(1.99)	18.36	36.19%		569,238	0.96%		0.86%	(0.22%	)
12/31/12	14.25	(0.01)	2.07	2.06	(0.01)	(1.30)	(1.31)	15.00	14.51%		456,600	0.96%		0.86%	(0.04%	)
12/31/11	15.76	(0.06)	(0.28)	(0.34)	-	(1.17)	(1.17)	14.25	(1.86%	)	442,760	0.96%		0.86%	(0.38%	)
Service Class
3/31/17[r]	$18.64	$(0.01)	$1.52	$1.51	$-	$(0.85)	$(0.85)	$19.30	8.41%	[b]	$222,938	0.92%	[a]	N/A	(0.15%	)[a]
9/30/16	18.30	(0.02)	1.86	1.84	-	(1.50)	(1.50)	18.64	10.55%		234,465	0.93%		N/A	(0.13%	)
9/30/15[i]	18.25	(0.04)	0.23	0.19	-	(0.14)	(0.14)	18.30	1.03%	[b]	238,436	0.95%	[a]	N/A	(0.28%	)[a]
12/31/14	18.10	(0.06)	2.29	2.23	-	(2.08)	(2.08)	18.25	12.79%		243,292	0.97%		0.95%	(0.31%	)
12/31/13	14.83	(0.06)	5.32	5.26	-	(1.99)	(1.99)	18.10	35.99%		267,615	1.05%		0.95%	(0.32%	)
12/31/12	14.10	(0.02)	2.05	2.03	-	(1.30)	(1.30)	14.83	14.47%		207,290	1.05%		0.95%	(0.11%	)
12/31/11	15.63	(0.07)	(0.29)	(0.36)	-	(1.17)	(1.17)	14.10	(2.01%	)	182,810	1.05%		0.95%	(0.47%	)

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	17%	36%	31%	33%	32%	36%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$17.96	$(0.02)	$1.47	$1.45	$-	$(0.85)	$(0.85)	$18.56	8.40%	[b]	$326,165	1.02%	[a]	N/A	(0.25%	)[a]
9/30/16	17.71	(0.04)	1.79	1.75	-	(1.50)	(1.50)	17.96	10.38%		340,187	1.03%		N/A	(0.23%	)
9/30/15[i]	17.68	(0.05)	0.22	0.17	-	(0.14)	(0.14)	17.71	0.95%	[b]	364,801	1.05%	[a]	N/A	(0.38%	)[a]
12/31/14	17.61	(0.08)	2.23	2.15	-	(2.08)	(2.08)	17.68	12.70%		364,385	1.09%		1.06%	(0.43%	)
12/31/13	14.49	(0.08)	5.19	5.11	-	(1.99)	(1.99)	17.61	35.80%		382,576	1.20%		1.10%	(0.47%	)
12/31/12	13.82	(0.04)	2.01	1.97	-	(1.30)	(1.30)	14.49	14.33%		320,612	1.20%		1.10%	(0.28%	)
12/31/11	15.37	(0.10)	(0.28)	(0.38)	-	(1.17)	(1.17)	13.82	(2.18%	)	328,331	1.20%		1.10%	(0.63%	)
Class A
3/31/17[r]	$16.86	$(0.04)	$1.37	$1.33	$-	$(0.85)	$(0.85)	$17.34	8.23%	[b]	$274,831	1.27%	[a]	N/A	(0.51%	)[a]
9/30/16	16.75	(0.08)	1.69	1.61	-	(1.50)	(1.50)	16.86	10.12%		297,498	1.28%		N/A	(0.48%	)
9/30/15[i]	16.76	(0.08)	0.21	0.13	-	(0.14)	(0.14)	16.75	0.76%	[b]	306,259	1.30%	[a]	N/A	(0.63%	)[a]
12/31/14	16.84	(0.12)	2.12	2.00	-	(2.08)	(2.08)	16.76	12.38%		322,121	1.34%		1.31%	(0.68%	)
12/31/13	13.96	(0.12)	4.99	4.87	-	(1.99)	(1.99)	16.84	35.44%		333,489	1.44%		1.34%	(0.72%	)
12/31/12	13.39	(0.08)	1.95	1.87	-	(1.30)	(1.30)	13.96	14.05%		347,186	1.45%		1.35%	(0.52%	)
12/31/11	14.96	(0.13)	(0.27)	(0.40)	-	(1.17)	(1.17)	13.39	(2.37%	)	329,974	1.45%		1.35%	(0.87%	)
Class R4
3/31/17[r]	$16.92	$(0.03)	$1.37	$1.34	$-	$(0.85)	$(0.85)	$17.41	8.26%	[b]	$71,929	1.17%	[a]	N/A	(0.39%	)[a]
9/30/16	16.79	(0.06)	1.69	1.63	-	(1.50)	(1.50)	16.92	10.22%		54,177	1.18%		N/A	(0.39%	)
9/30/15[i]	16.78	(0.07)	0.22	0.15	-	(0.14)	(0.14)	16.79	0.88%	[b]	11,441	1.20%	[a]	N/A	(0.53%	)[a]
12/31/14[h]	17.37	(0.07)	1.56	1.49	-	(2.08)	(2.08)	16.78	9.07%	[b]	2,860	1.20%	[a]	N/A	(0.50%	)[a]
Class R3
3/31/17[r]	$15.80	$(0.05)	$1.28	$1.23	$-	$(0.85)	$(0.85)	$16.18	8.14%	[b]	$19,756	1.42%	[a]	N/A	(0.64%	)[a]
9/30/16	15.81	(0.10)	1.59	1.49	-	(1.50)	(1.50)	15.80	9.95%		14,056	1.43%		N/A	(0.63%	)
9/30/15[i]	15.84	(0.10)	0.21	0.11	-	(0.14)	(0.14)	15.81	0.68%	[b]	4,788	1.45%	[a]	N/A	(0.78%	)[a]
12/31/14	16.05	(0.14)	2.01	1.87	-	(2.08)	(2.08)	15.84	12.18%		2,445	1.51%		1.49%	(0.86%	)
12/31/13	13.42	(0.16)	4.78	4.62	-	(1.99)	(1.99)	16.05	35.00%		2,062	1.75%		1.65%	(1.02%	)
12/31/12	12.95	(0.12)	1.89	1.77	-	(1.30)	(1.30)	13.42	13.75%		1,969	1.75%		1.65%	(0.84%	)
12/31/11	14.56	(0.17)	(0.27)	(0.44)	-	(1.17)	(1.17)	12.95	(2.71%	)	2,052	1.75%		1.65%	(1.18%	)

MassMutual Select Small Cap Growth Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$13.05	$0.01	$1.21	$1.22	$-	$-	$-	$14.27	9.43%	[b]	$287,965	0.86%	[a]	N/A	0.08%	[a]
9/30/16	15.17	(0.00)[d]	1.05	1.05	(3.17)	(0.00)[d]	(3.17)	13.05	8.25%		276,267	0.87%		N/A	(0.03%	)
9/30/15[i]	16.37	(0.01)	(0.95)	(0.96)	(0.24)	-	(0.24)	15.17	(5.92%	)[b]	237,215	0.85%	[a]	N/A	(0.08%	)[a]
12/31/14	19.02	(0.03)	1.03	1.00	(3.65)	-	(3.65)	16.37	6.16%		523,725	0.85%		0.84%	(0.19%	)
12/31/13	15.16	(0.04)	7.14	7.10	(3.24)	-	(3.24)	19.02	47.86%		237,249	0.92%		0.85%	(0.23%	)
12/31/12	14.16	(0.02)	1.92	1.90	(0.90)	-	(0.90)	15.16	13.53%		136,266	0.92%		0.86%	(0.12%	)
12/31/11	17.26	(0.06)	(0.96)	(1.02)	(2.08)	-	(2.08)	14.16	(5.41%	)	119,706	0.92%		0.87%	(0.36%	)
Class R5
3/31/17[r]	$12.93	$(0.00)[d]	$1.20	$1.20	$-	$-	$-	$14.13	9.37%	[b]	$116,217	0.96%	[a]	N/A	(0.02%	)[a]
9/30/16	15.07	(0.02)	1.05	1.03	(3.17)	(0.00)[d]	(3.17)	12.93	8.16%		119,577	0.97%		N/A	(0.15%	)
9/30/15[i]	16.28	(0.02)	(0.95)	(0.97)	(0.24)	-	(0.24)	15.07	(6.07%	)[b]	168,987	0.95%	[a]	N/A	(0.18%	)[a]
12/31/14	18.94	(0.06)	1.05	0.99	(3.65)	-	(3.65)	16.28	6.14%		212,669	0.97%		0.94%	(0.30%	)
12/31/13	15.12	(0.06)	7.12	7.06	(3.24)	-	(3.24)	18.94	47.71%		574,359	1.02%		0.95%	(0.31%	)
12/31/12	14.14	(0.03)	1.91	1.88	(0.90)	-	(0.90)	15.12	13.41%		455,747	1.02%		0.96%	(0.22%	)
12/31/11	17.25	(0.09)	(0.94)	(1.03)	(2.08)	-	(2.08)	14.14	(5.47%	)	429,979	1.02%		0.97%	(0.53%	)
Service Class
3/31/17[r]	$12.33	$(0.01)	$1.15	$1.14	$-	$-	$-	$13.47	9.33%	[b]	$34,494	1.06%	[a]	N/A	(0.11%	)[a]
9/30/16	14.53	(0.03)	1.00	0.97	(3.17)	(0.00)[d]	(3.17)	12.33	8.02%		36,718	1.07%		N/A	(0.23%	)
9/30/15[i]	15.71	(0.03)	(0.91)	(0.94)	(0.24)	-	(0.24)	14.53	(6.10%	)[b]	36,194	1.05%	[a]	N/A	(0.28%	)[a]
12/31/14	18.43	(0.07)	1.00	0.93	(3.65)	-	(3.65)	15.71	5.98%		39,757	1.08%		1.05%	(0.41%	)
12/31/13	14.80	(0.08)	6.95	6.87	(3.24)	-	(3.24)	18.43	47.46%		77,163	1.16%		1.09%	(0.46%	)
12/31/12	13.87	(0.06)	1.89	1.83	(0.90)	-	(0.90)	14.80	13.31%		58,290	1.16%		1.10%	(0.39%	)
12/31/11	17.00	(0.12)	(0.93)	(1.05)	(2.08)	-	(2.08)	13.87	(5.68%	)	64,304	1.16%		1.11%	(0.68%	)

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	46%	85%	82%	76%	97%	104%	88%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$11.69	$(0.01)	$1.08	$1.07	$-	$-	$-	$12.76	9.25%	[b]	$30,062	1.16%	[a]	N/A	(0.22%	)[a]
9/30/16	13.95	(0.04)	0.95	0.91	(3.17)	(0.00)[d]	(3.17)	11.69	7.92%		29,335	1.17%		N/A	(0.34%	)
9/30/15[i]	15.10	(0.04)	(0.87)	(0.91)	(0.24)	-	(0.24)	13.95	(6.15%	)[b]	33,350	1.15%	[a]	N/A	(0.38%	)[a]
12/31/14	17.87	(0.09)	0.97	0.88	(3.65)	-	(3.65)	15.10	5.88%		30,069	1.18%		1.16%	(0.52%	)
12/31/13	14.44	(0.10)	6.77	6.67	(3.24)	-	(3.24)	17.87	47.25%		42,628	1.31%		1.24%	(0.60%	)
12/31/12	13.58	(0.08)	1.84	1.76	(0.90)	-	(0.90)	14.44	13.08%		50,085	1.31%		1.25%	(0.53%	)
12/31/11	16.71	(0.14)	(0.91)	(1.05)	(2.08)	-	(2.08)	13.58	(5.77%	)	50,193	1.31%		1.26%	(0.83%	)
Class A
3/31/17[r]	$10.61	$(0.03)	$0.99	$0.96	$-	$-	$-	$11.57	9.15%	[b]	$35,247	1.41%	[a]	N/A	(0.47%	)[a]
9/30/16	12.97	(0.06)	0.87	0.81	(3.17)	(0.00)[d]	(3.17)	10.61	7.70%		40,045	1.42%		N/A	(0.59%	)
9/30/15[i]	14.09	(0.07)	(0.81)	(0.88)	(0.24)	-	(0.24)	12.97	(6.31%	)[b]	46,014	1.40%	[a]	N/A	(0.63%	)[a]
12/31/14	16.96	(0.13)	0.91	0.78	(3.65)	-	(3.65)	14.09	5.60%		56,296	1.43%		1.41%	(0.77%	)
12/31/13	13.85	(0.14)	6.49	6.35	(3.24)	-	(3.24)	16.96	46.94%		71,667	1.56%		1.49%	(0.86%	)
12/31/12	13.09	(0.13)	1.79	1.66	(0.90)	-	(0.90)	13.85	12.80%		60,764	1.56%		1.50%	(0.89%	)
12/31/11	16.23	(0.18)	(0.88)	(1.06)	(2.08)	-	(2.08)	13.09	(6.01%	)	70,773	1.56%		1.51%	(1.12%	)
Class R4
3/31/17[r]	$10.65	$(0.02)	$0.99	$0.97	$-	$-	$-	$11.62	9.21%	[b]	$2,579	1.31%	[a]	N/A	(0.37%	)[a]
9/30/16	13.00	(0.05)	0.87	0.82	(3.17)	(0.00)[d]	(3.17)	10.65	7.78%		1,781	1.32%		N/A	(0.45%	)
9/30/15[i]	14.10	(0.06)	(0.80)	(0.86)	(0.24)	-	(0.24)	13.00	(6.23%	)[b]	438	1.30%	[a]	N/A	(0.54%	)[a]
12/31/14[h]	17.12	(0.08)	0.71	0.63	(3.65)	-	(3.65)	14.10	4.67%	[b]	105	1.29%	[a]	N/A	(0.62%	)[a]
Class R3
3/31/17[r]	$9.57	$(0.03)	$0.89	$0.86	$-	$-	$-	$10.43	9.10%	[b]	$1,776	1.56%	[a]	N/A	(0.63%	)[a]
9/30/16	12.02	(0.06)	0.78	0.72	(3.17)	(0.00)[d]	(3.17)	9.57	7.52%		1,254	1.57%		N/A	(0.69%	)
9/30/15[i]	13.09	(0.08)	(0.75)	(0.83)	(0.24)	-	(0.24)	12.02	(6.41%	)[b]	315	1.55%	[a]	N/A	(0.80%	)[a]
12/31/14	16.04	(0.16)	0.86	0.70	(3.65)	-	(3.65)	13.09	5.35%		104	1.66%		1.63%	(1.02%	)
12/31/13	13.27	(0.19)	6.20	6.01	(3.24)	-	(3.24)	16.04	46.43%		571	1.86%		1.79%	(1.16%	)
12/31/12	12.61	(0.14)	1.70	1.56	(0.90)	-	(0.90)	13.27	12.49%		479	1.86%		1.80%	(1.04%	)
12/31/11	15.77	(0.21)	(0.87)	(1.08)	(2.08)	-	(2.08)	12.61	(6.32%	)	426	1.86%		1.81%	(1.37%	)

MassMutual Select Diversified International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)‘s		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$6.41	$0.04		$0.58	$0.62	$(0.38)	$-	$(0.38)	$6.65	9.94%	[b]	$15,600		1.60%	[a]	0.90%	[a]	1.11%	[a]
9/30/16	6.35	0.15		(0.08)	0.07	(0.01)	-	(0.01)	6.41	1.07%		39,038		1.20%		0.90%		2.38%
9/30/15[i]	6.67	0.11		(0.43)	(0.32)	-	-	-	6.35	(4.80%	)[b]	65,202		1.19%	[a]	0.90%	[a]	2.14%	[a]
12/31/14[h]	7.55	0.12		(0.74)	(0.62)	(0.26)	-	(0.26)	6.67	(8.12%	)[b]	60,663		0.96%	[a]	0.90%	[a]	2.14%	[a]
Class R5
3/31/17[r]	$5.00	$-		$-	$-	$-	$-	$-	$5.00	-%		$0	[f]	-%		-%		-%
9/30/16	6.34	0.17		(1.51)	(1.34)	-	-	-	5.00	(21.14%	)	0	[f]	1.31%		1.00%		2.63%
9/30/15[i]	6.68	0.00	[d]	(0.34)	(0.34)	-	-	-	6.34	(4.94%	)[b]	12		1.29%	[a]	1.00%	[a]	(0.09%	)[a]
12/31/14	7.72	0.30		(1.09)	(0.79)	(0.25)	-	(0.25)	6.68	(10.10%	)	110,644		1.06%		1.00%		4.06%
12/31/13	6.49	0.15		1.26	1.41	(0.18)	(0.00)[d]	(0.18)	7.72	21.84%		162,746		1.06%		0.99%		2.14%
12/31/12	5.70	0.17		0.81	0.98	(0.19)	-	(0.19)	6.49	17.29%		151,060		1.07%		0.99%		2.86%
12/31/11	7.08	0.15		(1.35)	(1.20)	(0.18)	-	(0.18)	5.70	(16.84%	)	121,002		1.09%		0.99%		2.24%
Service Class
3/31/17[r]	$6.56	$0.04		$0.59	$0.63	$(0.36)	$-	$(0.36)	$6.83	9.96%	[b]	$105		1.80%	[a]	1.10%	[a]	1.18%	[a]
9/30/16	6.51	0.15		(0.10)	0.05	-	-	-	6.56	0.77%		160		1.40%		1.10%		2.27%
9/30/15[i]	6.84	0.10		(0.43)	(0.33)	-	-	-	6.51	(4.82%	)[b]	142		1.39%	[a]	1.10%	[a]	1.92%	[a]
12/31/14	7.91	0.22		(1.04)	(0.82)	(0.25)	-	(0.25)	6.84	(10.30%	)	146		1.16%		1.10%		2.89%
12/31/13	6.65	0.14		1.29	1.43	(0.17)	(0.00)[d]	(0.17)	7.91	21.66%		97		1.16%		1.09%		1.92%
12/31/12	5.84	0.17		0.83	1.00	(0.19)	-	(0.19)	6.65	17.12%		74		1.17%		1.09%		2.75%
12/31/11	7.06	0.19		(1.40)	(1.21)	(0.01)	-	(0.01)	5.84	(17.11%	)	55		1.19%		1.09%		2.69%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	16%	84%	64%	68%	56%	58%	140%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
f	Amount is less than $500.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)‘s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$6.64	$0.05	$0.58	$0.63	$(0.36)	$-	$(0.36)	$6.91	9.84%	[b]	$209	1.90%	[a]	1.20%	[a]	1.50%	[a]
9/30/16	6.59	0.14	(0.09)	0.05	-	-	-	6.64	0.76%		138	1.50%		1.20%		2.11%
9/30/15[i]	6.93	0.10	(0.44)	(0.34)	-	-	-	6.59	(4.91%	)[b]	85	1.49%	[a]	1.20%	[a]	1.82%	[a]
12/31/14	8.02	0.10	(0.94)	(0.84)	(0.25)	-	(0.25)	6.93	(10.43%	)	89	1.26%		1.20%		1.29%
12/31/13	6.74	0.13	1.31	1.44	(0.16)	(0.00)[d]	(0.16)	8.02	21.50%		12	1.31%		1.17%		1.82%
12/31/12	5.79	0.20	0.75	0.95	-	-	-	6.74	16.61%		18	1.32%		1.17%		3.36%
12/31/11	7.06	0.21	(1.41)	(1.20)	(0.07)	-	(0.07)	5.79	(17.06%	)	2,113	1.34%		1.17%		2.91%
Class A
3/31/17[r]	$6.36	$0.04	$0.56	$0.60	$(0.33)	$-	$(0.33)	$6.63	9.57%	[b]	$255	2.15%	[a]	1.45%	[a]	1.10%	[a]
9/30/16	6.33	0.10	(0.07)	0.03	-	-	-	6.36	0.47%		256	1.75%		1.45%		1.54%
9/30/15[i]	6.68	0.08	(0.43)	(0.35)	-	-	-	6.33	(5.24%	)[b]	560	1.74%	[a]	1.45%	[a]	1.53%	[a]
12/31/14	7.71	0.28	(1.10)	(0.82)	(0.21)	-	(0.21)	6.68	(10.60%	)	406	1.51%		1.44%		3.78%
12/31/13	6.48	0.12	1.25	1.37	(0.14)	(0.00)[d]	(0.14)	7.71	21.28%		764	1.56%		1.42%		1.64%
12/31/12	5.69	0.15	0.80	0.95	(0.16)	-	(0.16)	6.48	16.80%		700	1.57%		1.42%		2.53%
12/31/11	7.05	0.13	(1.34)	(1.21)	(0.15)	-	(0.15)	5.69	(17.13%	)	873	1.59%		1.42%		1.99%
Class R4
3/31/17[r]	$6.35	$0.03	$0.57	$0.60	$(0.35)	$-	$(0.35)	$6.60	9.78%	[b]	$666	2.05%	[a]	1.35%	[a]	0.91%	[a]
9/30/16	6.32	0.15	(0.12)	0.03	(0.00)[d]	-	(0.00)[d]	6.35	0.53%		1,112	1.65%		1.35%		2.39%
9/30/15[i]	6.66	0.09	(0.43)	(0.34)	-	-	-	6.32	(5.11%	)[b]	87	1.64%	[a]	1.35%	[a]	1.67%	[a]
12/31/14[h]	7.53	0.10	(0.73)	(0.63)	(0.24)	-	(0.24)	6.66	(8.35%	)[b]	92	1.41%	[a]	1.35%	[a]	1.76%	[a]
Class R3
3/31/17[r]	$6.33	$0.04	$0.56	$0.60	$(0.35)	$-	$(0.35)	$6.58	9.72%	[b]	$359	2.30%	[a]	1.60%	[a]	1.21%	[a]
9/30/16	6.31	0.11	(0.09)	0.02	-	-	-	6.33	0.32%		196	1.90%		1.60%		1.79%
9/30/15[i]	6.66	0.07	(0.42)	(0.35)	-	-	-	6.31	(5.26%	)[b]	100	1.89%	[a]	1.60%	[a]	1.39%	[a]
12/31/14[h]	7.53	0.08	(0.73)	(0.65)	(0.22)	-	(0.22)	6.66	(8.54%	)[b]	91	1.66%	[a]	1.60%	[a]	1.51%	[a]

MM MSCI EAFE International Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)‘s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$12.10	$0.13	$0.57	$0.70	$(0.61)	$(0.21)	$(0.82)	$11.98	6.27%	[b]	$117,776	0.31%	[a]	0.25%	[a]	2.27%	[a]
9/30/16	11.68	0.34	0.38	0.72	(0.27)	(0.03)	(0.30)	12.10	6.26%		93,913	0.24%		0.24%	[n]	2.89%
9/30/15[i]	12.20	0.31	(0.83)	(0.52)	-	-	-	11.68	(4.26%	)[b]	278,051	0.29%	[a]	0.25%	[a]	3.22%	[a]
12/31/14	13.51	0.46	(1.23)	(0.77)	(0.40)	(0.14)	(0.54)	12.20	(5.64%	)	213,384	0.26%		0.25%		3.38%
12/31/13	11.80	0.37	2.19	2.56	(0.40)	(0.45)	(0.85)	13.51	22.08%		183,956	0.32%		0.23%		2.87%
12/31/12[g]	10.00	0.11	1.84	1.95	(0.14)	(0.01)	(0.15)	11.80	19.53%	[b]	127,538	0.35%	[a]	0.23%	[a]	2.23%	[a]
Class R5
3/31/17[r]	$12.09	$0.09	$0.61	$0.70	$(0.60)	$(0.21)	$(0.81)	$11.98	6.35%	[b]	$15,462	0.41%	[a]	0.35%	[a]	$1.57%	[a]
9/30/16	11.68	0.34	0.36	0.70	(0.26)	(0.03)	(0.29)	12.09	6.11%		32,195	0.34%		0.34%	[n]	2.96%
9/30/15[i]	12.21	0.32	(0.85)	(0.53)	-	-	-	11.68	(4.34%	)[b]	16,010	0.39%	[a]	0.35%	[a]	3.36%	[a]
12/31/14	13.50	0.59	(1.37)	(0.78)	(0.37)	(0.14)	(0.51)	12.21	(5.68%	)	4,052	0.36%		0.34%		4.35%
12/31/13	11.80	0.34	2.20	2.54	(0.39)	(0.45)	(0.84)	13.50	21.95%		10,414	0.42%		0.33%		2.54%
12/31/12[g]	10.00	0.11	1.83	1.94	(0.13)	(0.01)	(0.14)	11.80	19.48%	[b]	120	0.45%	[a]	0.33%	[a]	2.15%	[a]
Service Class
3/31/17[r]	$12.05	$0.12	$0.55	$0.67	$(0.58)	$(0.21)	$(0.79)	$11.93	6.13%	[b]	$23,585	0.56%	[a]	0.50%	[a]	2.09%	[a]
9/30/16	11.64	0.32	0.36	0.68	(0.24)	(0.03)	(0.27)	12.05	5.94%		16,897	0.49%		0.49%	[n]	2.79%
9/30/15[i]	12.17	0.29	(0.82)	(0.53)	-	-	-	11.64	(4.35%	)[b]	14,896	0.54%	[a]	0.50%	[a]	3.00%	[a]
12/31/14	13.49	0.35	(1.15)	(0.80)	(0.38)	(0.14)	(0.52)	12.17	(5.88%	)	5,988	0.50%		0.50%	[k]	2.61%
12/31/13	11.80	0.33	2.19	2.52	(0.38)	(0.45)	(0.83)	13.49	21.71%		387	0.57%		0.48%		2.55%
12/31/12[g]	10.00	0.10	1.84	1.94	(0.13)	(0.01)	(0.14)	11.80	19.42%	[b]	137	0.60%	[a]	0.48%	[a]	1.95%	[a]

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012
Portfolio turnover rate	4%	26%	6%	28%	42%	6%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period July 25, 2012 (commencement of operations) through December 31, 2012.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)‘s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$12.03	$0.10	$0.57	$0.67	$(0.57)	$(0.21)	$(0.78)	$11.92	6.10%	[b]	$43,501	0.66%	[a]	0.60%	[a]	1.79%	[a]
9/30/16	11.62	0.32	0.35	0.67	(0.23)	(0.03)	(0.26)	12.03	5.87%		39,646	0.59%		0.59%	[n]	2.72%
9/30/15[i]	12.17	0.28	(0.83)	(0.55)	-	-	-	11.62	(4.52%	)[b]	33,128	0.64%	[a]	0.60%	[a]	2.93%	[a]
12/31/14	13.49	0.32	(1.13)	(0.81)	(0.37)	(0.14)	(0.51)	12.17	(5.90%	)	22,634	0.60%		0.60%	[k]	2.43%
12/31/13	11.80	0.35	2.16	2.51	(0.37)	(0.45)	(0.82)	13.49	21.60%		4,450	0.67%		0.58%		2.67%
12/31/12[g]	10.00	0.09	1.84	1.93	(0.12)	(0.01)	(0.13)	11.80	19.35%	[b]	120	0.70%	[a]	0.58%	[a]	1.88%	[a]
Class A
3/31/17[r]	$12.00	$0.09	$0.56	$0.65	$(0.54)	$(0.21)	$(0.75)	$11.90	5.96%	[b]	$16,136	0.91%	[a]	0.85%	[a]	1.60%	[a]
9/30/16	11.59	0.27	0.38	0.65	(0.21)	(0.03)	(0.24)	12.00	5.63%		13,495	0.84%		0.84%	[n]	2.35%
9/30/15[i]	12.16	0.25	(0.82)	(0.57)	-	-	-	11.59	(4.69%	)[b]	12,681	0.89%	[a]	0.85%	[a]	2.65%	[a]
12/31/14	13.47	0.34	(1.18)	(0.84)	(0.33)	(0.14)	(0.47)	12.16	(6.20%	)	7,253	0.86%		0.86%	[k]	2.56%
12/31/13	11.80	0.30	2.16	2.46	(0.34)	(0.45)	(0.79)	13.47	21.32%		3,271	0.97%		0.88%		2.32%
12/31/12[g]	10.00	0.08	1.84	1.92	(0.11)	(0.01)	(0.12)	11.80	19.20%	[b]	119	1.00%	[a]	0.88%	[a]	1.59%	[a]
Class R4
3/31/17[r]	$11.96	$0.10	$0.56	$0.66	$(0.57)	$(0.21)	$(0.78)	$11.84	6.04%	[b]	$39,785	0.81%	[a]	0.75%	[a]	1.81%	[a]
9/30/16	11.59	0.32	0.33	0.65	(0.25)	(0.03)	(0.28)	11.96	5.66%		25,933	0.74%		0.74%	[n]	2.74%
9/30/15[i]	12.15	0.19	(0.75)	(0.56)	-	-	-	11.59	(4.69%	)[b]	6,697	0.79%	[a]	0.75%	[a]	2.03%	[a]
12/31/14[h]	13.53	0.22	(1.11)	(0.89)	(0.35)	(0.14)	(0.49)	12.15	(6.48%	)[b]	141	0.75%	[a]	0.75%	[a,k]	2.22%	[a]
Class R3
3/31/17[r]	$11.93	$0.08	$0.56	$0.64	$(0.55)	$(0.21)	$(0.76)	$11.81	5.86%	[b]	$31,748	1.06%	[a]	1.00%	[a]	1.45%	[a]
9/30/16	11.58	0.28	0.34	0.62	(0.24)	(0.03)	(0.27)	11.93	5.44%		24,798	0.99%		0.99%	[n]	2.46%
9/30/15[i]	12.16	0.22	(0.80)	(0.58)	-	-	-	11.58	(4.69%	)[b]	5,031	1.04%	[a]	1.00%	[a]	2.32%	[a]
12/31/14[h]	13.53	0.21	(1.12)	(0.91)	(0.32)	(0.14)	(0.46)	12.16	(6.73%	)[b]	97	1.00%	[a]	1.00%	[a,k]	2.09%	[a]

MassMutual Select Overseas Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$7.88	$0.03	$0.74	$0.77	$(0.18)	$(0.18)	$8.47	9.92%	[b]	$333,798	0.93%	[a]	N/A	0.82%	[a]
9/30/16	7.68	0.14	0.19	0.33	(0.13)	(0.13)	7.88	4.28%		328,518	0.92%		N/A	1.88%
9/30/15[i]	8.29	0.13	(0.53)	(0.40)	(0.21)	(0.21)	7.68	(5.00%	)[b]	290,692	0.93%	[a]	N/A	1.95%	[a]
12/31/14	9.05	0.20	(0.75)	(0.55)	(0.21)	(0.21)	8.29	(6.25%	)	305,063	0.97%		0.90%	2.22%
12/31/13	7.57	0.15	1.54	1.69	(0.21)	(0.21)	9.05	22.65%		270,927	1.16%		0.85%	1.76%
12/31/12	6.26	0.15	1.28	1.43	(0.12)	(0.12)	7.57	23.14%		255,215	1.16%		0.85%	2.19%
12/31/11	7.34	0.07	(1.02)	(0.95)	(0.13)	(0.13)	6.26	(12.97%	)	242,149	1.18%		0.86%	1.03%
Class R5
3/31/17[r]	$7.90	$0.03	$0.73	$0.76	$(0.17)	$(0.17)	$8.49	9.90%	[b]	$133,766	1.03%	[a]	N/A	0.68%	[a]
9/30/16	7.70	0.13	0.19	0.32	(0.12)	(0.12)	7.90	4.15%		138,668	1.02%		N/A	1.71%
9/30/15[i]	8.31	0.12	(0.54)	(0.42)	(0.19)	(0.19)	7.70	(5.13%	)[b]	161,529	1.03%	[a]	N/A	1.85%	[a]
12/31/14	9.06	0.19	(0.76)	(0.57)	(0.18)	(0.18)	8.31	(6.40%	)	164,096	1.13%		1.05%	2.18%
12/31/13	7.58	0.12	1.55	1.67	(0.19)	(0.19)	9.06	22.39%		191,060	1.44%		1.13%	1.41%
12/31/12	6.26	0.12	1.29	1.41	(0.09)	(0.09)	7.58	22.70%		155,925	1.45%		1.14%	1.78%
12/31/11	7.34	0.14	(1.10)	(0.96)	(0.12)	(0.12)	6.26	(13.09%	)	99,517	1.43%		1.14%	1.90%
Service Class
3/31/17[r]	$7.86	$0.02	$0.73	$0.75	$(0.16)	$(0.16)	$8.45	9.71%	[b]	$44,559	1.13%	[a]	N/A	0.48%	[a]
9/30/16	7.66	0.12	0.19	0.31	(0.11)	(0.11)	7.86	4.07%		69,873	1.12%		N/A	1.63%
9/30/15[i]	8.26	0.11	(0.52)	(0.41)	(0.19)	(0.19)	7.66	(5.10%	)[b]	77,184	1.13%	[a]	N/A	1.74%	[a]
12/31/14	9.01	0.17	(0.75)	(0.58)	(0.17)	(0.17)	8.26	(6.52%	)	76,131	1.21%		1.13%	1.95%
12/31/13	7.54	0.12	1.54	1.66	(0.19)	(0.19)	9.01	22.27%		83,580	1.49%		1.18%	1.41%
12/31/12	6.23	0.13	1.27	1.40	(0.09)	(0.09)	7.54	22.64%		66,317	1.50%		1.19%	1.97%
12/31/11	7.31	0.11	(1.07)	(0.96)	(0.12)	(0.12)	6.23	(13.16%	)	75,356	1.49%		1.19%	1.60%

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	15%	38%	39%	42%	35%	39%	55%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/17[r]	$7.92	$0.02	$0.73	$0.75	$(0.15)	$(0.15)	$8.52	9.67%	[b]	$37,838	1.23%	[a]	N/A	0.50%	[a]
9/30/16	7.72	0.12	0.18	0.30	(0.10)	(0.10)	7.92	3.93%		37,189	1.22%		N/A	1.54%
9/30/15[i]	8.32	0.11	(0.52)	(0.41)	(0.19)	(0.19)	7.72	(5.08%	)[b]	35,607	1.23%	[a]	N/A	1.70%	[a]
12/31/14	9.09	0.17	(0.76)	(0.59)	(0.18)	(0.18)	8.32	(6.59%	)	29,655	1.29%		1.22%	1.90%
12/31/13	7.60	0.11	1.54	1.65	(0.16)	(0.16)	9.09	22.02%		26,362	1.54%		1.23%	1.35%
12/31/12	6.22	0.12	1.29	1.41	(0.03)	(0.03)	7.60	22.67%		27,315	1.55%		1.24%	1.76%
12/31/11	7.28	0.14	(1.10)	(0.96)	(0.10)	(0.10)	6.22	(13.21%	)	26,070	1.53%		1.23%	1.97%
Class A
3/31/17[r]	$7.75	$0.01	$0.71	$0.72	$(0.13)	$(0.13)	$8.34	9.46%	[b]	$53,604	1.48%	[a]	N/A	$0.23%	[a]
9/30/16	7.55	0.10	0.18	0.28	(0.08)	(0.08)	7.75	3.73%		58,816	1.47%		N/A	1.31%
9/30/15[i]	8.14	0.09	(0.52)	(0.43)	(0.16)	(0.16)	7.55	(5.39%	)[b]	58,523	1.48%	[a]	N/A	1.40%	[a]
12/31/14	8.89	0.15	(0.75)	(0.60)	(0.15)	(0.15)	8.14	(6.80%	)	60,890	1.55%		1.47%	1.72%
12/31/13	7.45	0.09	1.52	1.61	(0.17)	(0.17)	8.89	21.86%		60,251	1.79%		1.48%	1.08%
12/31/12	6.16	0.10	1.26	1.36	(0.07)	(0.07)	7.45	22.47%		54,429	1.80%		1.49%	1.48%
12/31/11	7.23	0.09	(1.06)	(0.97)	(0.10)	(0.10)	6.16	(13.60%	)	42,720	1.79%		1.49%	1.33%
Class R4
3/31/17[r]	$7.64	$0.01	$0.70	$0.71	$(0.14)	$(0.14)	$8.21	9.51%	[b]	$6,799	1.38%	[a]	N/A	0.36%	[a]
9/30/16	7.47	0.12	0.16	0.28	(0.11)	(0.11)	7.64	3.79%		6,660	1.37%		N/A	1.57%
9/30/15[i]	8.09	0.08	(0.49)	(0.41)	(0.21)	(0.21)	7.47	(5.24%	)[b]	3,422	1.38%	[a]	N/A	1.28%	[a]
12/31/14[h]	8.80	0.11	(0.61)	(0.50)	(0.21)	(0.21)	8.09	(5.81%	)[b]	94	1.37%	[a]	N/A	1.63%	[a]
Class R3
3/31/17[r]	$7.70	$(0.00)[d]	$0.71	$0.71	$(0.13)	$(0.13)	$8.28	9.34%	[b]	$1,932	1.63%	[a]	N/A	0.09%	[a]
9/30/16	7.52	0.09	0.18	0.27	(0.09)	(0.09)	7.70	3.63%		1,918	1.62%		N/A	1.25%
9/30/15[i]	8.15	0.10	(0.55)	(0.45)	(0.18)	(0.18)	7.52	(5.60%	)[b]	1,257	1.63%	[a]	N/A	1.51%	[a]
12/31/14	8.76	0.17	(0.78)	(0.61)	-	-	8.15	(6.96%	)	182	1.82%		1.69%	2.02%
12/31/13	7.37	0.06	1.51	1.57	(0.18)	(0.18)	8.76	21.53%		732	2.09%		1.78%	0.79%
12/31/12	6.11	0.07	1.26	1.33	(0.07)	(0.07)	7.37	21.96%		549	2.10%		1.79%	1.12%
12/31/11	7.15	0.07	(1.05)	(0.98)	(0.06)	(0.06)	6.11	(13.78%	)	238	2.09%		1.79%	0.98%

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 20 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Equity Opportunities Fund (formerly known as MassMutual Select Focused Value Fund) (“Equity Opportunities Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Fund (formerly known as MassMutual Select Mid Cap Growth Equity II Fund) (“Mid Cap Growth Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

On May 13, 2015, the Board of Trustees (“Trustees”) approved a change in the fiscal year end of the Funds from December 31 to September 30. Accordingly, the Funds’ financial statements and related notes include information as of the nine month period ended September 30, 2015, and the year ended December 31, 2014.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to

Notes to Financial Statements (Unaudited) (Continued)

end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Financial Statements (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2017. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2017, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Total Return Bond Fund
Asset Investments
Corporate Debt	$-	$276,427,288	$-		$276,427,288
Municipal Obligations	-	14,917,395	-		14,917,395
Non-U.S. Government Agency Obligations	-	148,099,406	-		148,099,406
U.S. Government Agency Obligations and Instrumentalities	-	277,392,672	-		277,392,672
U.S. Treasury Obligations	-	209,531,476	-		209,531,476
Short-Term Investments	-	68,721,996	-		68,721,996

Total Investments	$-	$995,090,233	$-		$995,090,233

Asset Derivatives
Futures Contracts	$163,873	$-	$-		$163,873

Liability Derivatives
Forward Contracts	$-	$(845,282)	$-		$(845,282)

Strategic Bond Fund
Asset Investments
Preferred Stock	$161,233	$-	$-		$161,233
Bank Loans	-	14,852,725	-		14,852,725
Corporate Debt	-	91,929,817	-		91,929,817
Municipal Obligations	-	188,850	-		188,850
Non-U.S. Government Agency Obligations	-	47,240,106	1,236,782	**	48,476,888
Sovereign Debt Obligations	-	16,247,708	-		16,247,708
U.S. Government Agency Obligations and Instrumentalities	-	99,524,589	-		99,524,589
U.S. Treasury Obligations	-	103,618,914	-		103,618,914
Purchased Options	1,308,343	-	-		1,308,343
Short-Term Investments	-	68,487,881	-		68,487,881

Total Investments	$1,469,576	$442,090,590	$1,236,782		$444,796,948

Asset Derivatives
Forward Contracts	$-	$542,204	$-		$542,204
Futures Contracts	439,504	-	-		439,504
Swap Agreements	-	1,388,887	-		1,388,887

Total	$439,504	$1,931,091	$-		$2,370,595

Liability Derivatives
Forward Contracts	$-	$(692,131)	$-		$(692,131)
Futures Contracts	(102,055)	-	-		(102,055)
Swap Agreements	-	(186,601)	-		(186,601)
Written Options	(536,138)	-	-		(536,138)

Total	$(638,193)	$(878,732)	$-		$(1,516,925)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Fundamental Value Fund
Asset Investments
Common Stock	$1,207,242,497	$31,745,911	*	$-	$1,238,988,408
Short-Term Investments	-	12,895,751		-	12,895,751

Total Investments	$1,207,242,497	$44,641,662		$-	$1,251,884,159

Large Cap Value Fund
Asset Investments
Common Stock	$180,755,429	$2,091,176		$-	$182,846,605
Mutual Funds	5,774,344	-		-	5,774,344
Short-Term Investments	-	10,010,156		-	10,010,156

Total Investments	$186,529,773	$12,101,332		$-	$198,631,105

S&P 500 Index Fund
Asset Investments
Common Stock	$3,782,330,727	$-		$-	$3,782,330,727
Short-Term Investments	-	26,237,026		-	26,237,026

Total Investments	$3,782,330,727	$26,237,026		$-	$3,808,567,753

Asset Derivatives
Futures Contracts	$121,755	$-		$-	$121,755

Equity Opportunities Fund
Asset Investments
Common Stock	$718,168,171	$15,744,276	*	$-	$733,912,447

Fundamental Growth Fund
Asset Investments
Common Stock	$121,386,676	$571,515	*	$-	$121,958,191
Mutual Funds	1,573,066	-		-	1,573,066
Short-Term Investments	-	3,363,416		-	3,363,416

Total Investments	$122,959,742	$3,934,931		$-	$126,894,673

Blue Chip Growth Fund
Asset Investments
Common Stock	$1,805,064,422	$42,328,353	*	$-	$1,847,392,775
Mutual Funds	1,016	-		-	1,016
Short-Term Investments	-	27,311,226		-	27,311,226

Total Investments	$1,805,065,438	$69,639,579		$-	$1,874,705,017

Mid-Cap Value Fund
Asset Investments
Common Stock	$107,560,386	$670,411	*	$-	$108,230,797
Mutual Funds	1,277,631	-		-	1,277,631

Total Investments	$108,838,017	$670,411		$-	$109,508,428

Asset Derivatives
Forward Contracts	$-	$13,510		$-	$13,510

Liability Derivatives
Forward Contracts	$-	$(5,318)		$-	$(5,318)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Small Cap Value Equity Fund
Asset Investments
Common Stock	$179,852,655	$3,706,176	*	$-	+**	$183,558,831
Corporate Debt	-	279,885		-		279,885
Short-Term Investments	-	6,350,666		-		6,350,666

Total Investments	$179,852,655	$10,336,727		$-		$190,189,382

Small Company Value Fund
Asset Investments
Common Stock	$276,839,361	$-		$-	+**	$276,839,361
Mutual Funds	16,816,963	-		-		16,816,963
Short-Term Investments	-	4,455,759		-		4,455,759

Total Investments	$293,656,324	$4,455,759		$-		$298,112,083

Asset Derivatives
Futures Contracts	$2,706	$-		$-		$2,706

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$369,647,415	$-		$-		$369,647,415
Mutual Funds	18,581,847	-		-		18,581,847
Short-Term Investments	-	12,265,903		-		12,265,903

Total Investments	$388,229,262	$12,265,903		$-		$400,495,165

Asset Derivatives
Futures Contracts	$57,578	$-		$-		$57,578

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$316,218,719	$-		$10,678	**	$316,229,397
Rights	-	-		44,356	**	44,356
Corporate Debt	-	44,663		-		44,663
Mutual Funds	38,150,827	-		-		38,150,827
Short-Term Investments	-	12,749,798		-		12,749,798

Total Investments	$354,369,546	$12,794,461		$55,034		$367,219,041

Asset Derivatives
Futures Contracts	$241,968	$-		$-		$241,968

Mid Cap Growth Fund
Asset Investments
Common Stock	$3,712,965,196	$-		$4,937,702	**	$3,717,902,898
Preferred Stock	-	-		10,228,374	**	10,228,374
Mutual Funds	236,043,134	-		-		236,043,134
Short-Term Investments	-	134,677,161		-		134,677,161

Total Investments	$3,949,008,330	$134,677,161		$15,166,076		$4,098,851,567

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$492,662,259	$2,138,180	*	$1,187,477	$495,987,916
Preferred Stock	-	-		6,079,796	6,079,796
Rights	-	-		38,235	38,235
Mutual Funds	59,070,923	-		-	59,070,923
Short-Term Investments	-	2,534,891		-	2,534,891

Total Investments	$551,733,182	$4,673,071		$7,305,508	$563,711,761

Diversified International Fund
Asset Investments
Common Stock*
Australia	$-	$704,032		$-	$704,032
Austria	-	191,886		-	191,886
Belgium	-	363,046		-	363,046
Canada	184,131	-		-	184,131
Cayman Islands	-	254,566		-	254,566
Chile	107,669	-		-	107,669
Denmark	-	1,424,951		-	1,424,951
Finland	-	239,289		-	239,289
France	-	2,481,676		-	2,481,676
Hong Kong	-	149,604		-	149,604
Ireland	147,041	-		-	147,041
Israel	200,819	-		-	200,819
Italy	-	578,325		-	578,325
Japan	-	4,144,533		-	4,144,533
Luxembourg	-	183,264		-	183,264
Netherlands	-	825,432		-	825,432
Norway	-	220,582		-	220,582
Republic of Korea	-	187,858		-	187,858
Singapore	-	226,215		-	226,215
Spain	-	513,646		-	513,646
Sweden	-	289,549		-	289,549
Switzerland	-	624,990		-	624,990
United Kingdom	-	2,854,482		-	2,854,482

Total Investments	$639,660	$16,457,926		$-	$17,097,586

Asset Derivatives
Forward Contracts	$-	$275,195		$-	$275,195

Liability Derivatives
Forward Contracts	$-	$(216,385)		$-	$(216,385)

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$-	$20,771,910		$-	$20,771,910
Austria	-	583,050		-	583,050
Belgium	-	3,213,755		-	3,213,755
Bermuda	-	1,105,135		-	1,105,135
Cayman Islands	68,598	1,662,184		-	1,730,782
Denmark	-	11,656,768		-	11,656,768

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
MSCI EAFE International Index Fund (Continued)
Asset Investments (Continued)
Finland	$-	$2,657,721	$-		$2,657,721
France	-	26,323,614	-		26,323,614
Germany	-	17,297,503	-		17,297,503
Hong Kong	-	6,817,930	-		6,817,930
Ireland	-	1,529,402	-		1,529,402
Israel	954,382	670,292	-		1,624,674
Italy	-	5,084,778	-		5,084,778
Japan	-	64,690,319	-		64,690,319
Luxembourg	-	911,070	-		911,070
Mauritius	-	37,645	-		37,645
Netherlands	1,328,832	10,291,922	-		11,620,754
New Zealand	-	470,545	-		470,545
Norway	-	1,721,584	-		1,721,584
Papua New Guinea	-	156,058	-		156,058
Portugal	-	449,047	423	**	449,470
Singapore	-	3,595,566	-		3,595,566
Spain	-	9,272,459	-		9,272,459
Sweden	-	7,835,485	-		7,835,485
Switzerland	-	24,171,697	-		24,171,697
United Kingdom	-	49,023,412	-		49,023,412
United States	-	170,255	-		170,255
Preferred Stock
Germany	-	1,447,641	-		1,447,641
Mutual Funds	7,414,030	-	-		7,414,030
Rights	-	71,039	-		71,039
Short-Term Investments	-	6,290,861	-		6,290,861

Total Investments	$9,765,842	$279,980,647	$423		$289,746,912

Asset Derivatives
Forward Contracts	$-	$123,825	$-		$123,825
Futures Contracts	127,161	-	-		127,161

Total	$127,161	$123,825	$-		$250,986

Liability Derivatives
Forward Contracts	$-	$(16,267)	$-		$(16,267)
Futures Contracts	(64,011)	-	-		(64,011)

Total	$(64,011)	$(16,267)	$-		$(80,278)

Overseas Fund
Asset Investments
Common Stock*
Australia	$-	$12,799,977	$-		$12,799,977
Austria	-	1,363,917	-		1,363,917
Belgium	-	5,935,099	-		5,935,099
Bermuda	-	1,215,655	-		1,215,655
Brazil	2,922,952	-	-		2,922,952
Canada	14,840,012	-	-		14,840,012
Cayman Islands	8,367,241	1,846,269	-		10,213,510
Chile	777,580	-	-		777,580
Denmark	-	33,606,714	-		33,606,714

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Overseas Fund (Continued)
Asset Investments (Continued)
Finland	$-	$1,888,739	$-	$1,888,739
France	-	91,069,025	-	91,069,025
Germany	-	36,479,662	-	36,479,662
Hong Kong	-	8,677,180	-	8,677,180
India	1,875,460	8,932,973	-	10,808,433
Indonesia	-	3,388,554	-	3,388,554
Ireland	4,499,720	-	-	4,499,720
Israel	5,626,982	-	-	5,626,982
Italy	-	16,936,197	-	16,936,197
Japan	-	85,550,133	-	85,550,133
Luxembourg	-	1,394,710	-	1,394,710
Mexico	3,535,622	-	-	3,535,622
Netherlands	-	38,973,001	-	38,973,001
Norway	-	1,678,334	-	1,678,334
Republic of Korea	-	2,856,540	-	2,856,540
Singapore	-	8,429,525	-	8,429,525
Spain	-	8,116,864	-	8,116,864
Sweden	-	16,229,024	-	16,229,024
Switzerland	-	64,447,070	-	64,447,070
Taiwan	5,590,484	458,106	-	6,048,590
United Kingdom	1,769,814	97,184,330	-	98,954,144
United States	3,979,958	-	-	3,979,958
Mutual Funds	20,519,438	-	-	20,519,438
Short-Term Investments	-	6,181,308	-	6,181,308

Total Investments	$74,305,263	$555,638,906	$-	$629,944,169

Asset Derivatives
Forwards Contracts	$-	$353,197	$-	$353,197

Liability Derivatives
Forwards Contracts	$-	$(132,828)	$-	$(132,828)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.
+	Represents a security at $0 value as of March 31, 2017.

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2017.

Statements of Assets and Liabilities location:	Total Return Bond Fund	Strategic Bond Fund	MSCI EAFE International Index Fund

Receivables from:
Collateral pledged for open derivative instruments		X	X
Investments sold on a when-issued basis	X	X

Payables for:
Investments purchased on a when-issued basis	X	X

Notes to Financial Statements (Unaudited) (Continued)

Statements of Assets and Liabilities location:	Large Cap Value Fund	Fundamental Growth Fund	Growth Opportunities Fund	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund

Payables for:
Securities on loan	X	X	X		X	X
Due to custodian				X

Statements of Assets and Liabilities location:	Russell 2000 Small Cap Index Fund	Mid Cap Growth Fund	Small Cap Growth Equity Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund

Payables for:
Securities on loan	X	X	X		X	X
Due to custodian	X		X	X		X

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2017. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/16		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/17	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 3/31/17
Small Cap Growth Equity Fund
Common Stock	$1,039,359		$-	$-	$65,415	$82,703	$-	$-	$-	$1,187,477	$65,415
Preferred Stock	6,269,529		-	121,233	137,342	-	(448,308)	-	-	6,079,796	293,692
Rights	-	**	-	-	38,235	-	-	-	-	38,235	38,235

	$7,308,888		$-	$121,233	$240,992	$82,703	$(448,308)	$-	$-	$7,305,508	$397,342

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents a security at $0 value as of September 30, 2016.

The Small Cap Growth Equity Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Small Cap Growth Equity Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

Notes to Financial Statements (Unaudited) (Continued)

Small Cap Growth Equity Fund	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Common stock — $1,187,477
Dropbox, Inc.	$291,110	Market Approach	EV/Multiple	6.30x
			Discount for Lack of Marketability	10%
Telogis	798,186	Market Approach	Future Cash Distribution	$3.18
Centennial Resource Development Inc. Class A	98,181	Market Approach	Parity to Underlying Security	$17.26
			Discount for Lack of Marketability	10%
Docusign, Inc. Series E (Escrow Shares)	—	Worthless	Worthless	$0.00

Preferred stock — $6,079,796
Cloudera, Inc. Series F	$794,364	Market Approach	EV/Multiple	6.40x
			Discount for Lack of Marketability	10%
Draftkings, Inc. Series D	143,316	Market Approach	Probability Expected Weighted Return Model
Draftkings, Inc. Series D1	333,580		Merger Probability	50%
			No Merger Probability	50%
Marklogic Corp. Series F	810,229	Market Approach	EV/Multiple	3.60x
			Discount for Lack of Marketability	10%
Telogis	1,504,842	Market Approach	Future Cash Distribution	$4.40
The Honest Company, Series D	498,127	Market Approach	EV/Multiple	4.03x
			Discount for Lack of Marketability	10%
Veracode, Inc. Series 8	1,170,560	Market Approach	Future Cash Distribution	$38.64
Zuora Inc., Series F	824,778	Market Approach	EV/Multiple	6.10x
			Discount for Lack of Marketability	10%

Rights — $38,235
Dyax Corp	$38,235	Asset Valuation	Future Cash Distribution	$1.89

Total	$7,305,508

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2017, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	S&P 500 Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A
Directional Exposures to Currencies	M	A

Futures Contracts**
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	M	A	A

Interest Rate Swaps***
Hedging/Risk Management		A
Duration Management		A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		M
Substitution for Direct Investment		M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		M
Substitution for Direct Investment		M

Options (Purchased)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Substitution for Direct Investment		M

Options (Written)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		A
Substitution for Direct Investment		M
Directional Investment		A

Type of Derivative and Objective for Use	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A				A		A
Directional Exposures to Currencies						A

Futures Contracts**
Hedging/Risk Management		A			A
Substitution for Direct Investment		A	A	A	M	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At March 31, 2017, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$163,873	$163,873

Liability Derivatives
Forward Contracts^	$-	$-	$(845,282)	$-	$(845,282)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$3,990,685	$-	$3,990,685
Futures Contracts	-	-	-	(2,109,520)	(2,109,520)

Total Realized Gain (Loss)	$-	$-	$3,990,685	$(2,109,520)	$1,881,165

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(776,916)	$-	$(776,916)
Futures Contracts	-	-	-	231,157	231,157

Total Change in Appreciation (Depreciation)	$-	$-	$(776,916)	$231,157	$(545,759)

Strategic Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$591,500	$716,843	$1,308,343
Forward Contracts*	-	-	542,204	-	542,204
Futures Contracts^^	-	-	-	439,504	439,504
Swap Agreements^^,^^^	111,099	-	-	1,277,788	1,388,887

Total Value	$111,099	$-	$1,133,704	$2,434,135	$3,678,938

Liability Derivatives
Forward Contracts^	$-	$-	$(692,131)	$-	$(692,131)
Futures Contracts^^	-	-	(7,173)	(94,882)	(102,055)
Swap Agreements^^,^^^	(24,908)	-	-	(161,693)	(186,601)
Written Options^,^^^	-	-	(29)	(536,109)	(536,138)

Total Value	$(24,908)	$-	$(699,333)	$(792,684)	$(1,516,925)

Realized Gain (Loss)#
Purchased Options	$-	$-	$(31,708)	$(959,254)	$(990,962)
Forward Contracts	-	-	726,997	-	726,997
Futures Contracts	-	-	48,169	(1,942,661)	(1,894,492)
Swap Agreements	57,845	-	-	(171,718)	(113,873)
Written Options	-	-	14,960	406,463	421,423

Total Realized Gain (Loss)	$57,845	$-	$758,418	$(2,667,170)	$(1,850,907)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Bond Fund (Continued)
Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$509,181	$15,916	$525,097
Forward Contracts	-	-	(178,150)	-	(178,150)
Futures Contracts	-	-	(7,575)	426,852	419,277
Swap Agreements	13,636	-	-	2,137,999	2,151,635
Written Options	-	-	2,931	35,957	38,888

Total Change in Appreciation (Depreciation)	$13,636	$-	$326,387	$2,616,724	$2,956,747

S&P 500 Index Fund
Asset Derivatives
Futures Contracts^^	$-	$121,755	$-	$-	$121,755

Realized Gain (Loss)#
Futures Contracts	$-	$3,274,422	$-	$-	$3,274,422

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$(247,464)	$-	$-	$(247,464)

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts*,^^^	$-	$-	$13,510	$-	$13,510

Liability Derivatives
Forward Contracts^,^^^	$-	$-	$(5,318)	$-	$(5,318)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$60,382	$-	$60,382

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$19,607	$-	$19,607

Small Company Value Fund
Asset Derivatives
Futures Contracts^^	$-	$2,706	$-	$-	$2,706

Realized Gain (Loss)#
Futures Contracts	$-	$220,351	$-	$-	$220,351

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$(19,261)	$-	$-	$(19,261)

S&P Mid Cap Index Fund
Asset Derivatives
Futures Contracts^^	$-	$57,578	$-	$-	$57,578

Realized Gain (Loss)#
Futures Contracts	$-	$709,377	$-	$-	$709,377

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$57,292	$-	$-	$57,292

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Russell 2000 Small Cap Index Fund
Asset Derivatives
Futures Contracts^^	$-	$241,968	$-	$-	$241,968

Realized Gain (Loss)#
Futures Contracts	$-	$679,417	$-	$-	$679,417

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$121,793	$-	$-	$121,793

Diversified International Fund
Asset Derivatives
Forward Contracts*,^^^	$-	$-	$275,195	$-	$275,195

Liability Derivatives
Forward Contracts^,^^^	$-	$-	$(216,385)	$-	$(216,385)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(27,127)	$-	$(27,127)
Futures Contracts	-	31,436	-	-	31,436

Total Realized Gain (Loss)	$-	$31,436	$(27,127)	$-	$4,309

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$163,834	$-	$163,834

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts*	$-	$-	$123,825	$-	$123,825
Futures Contracts^^	-	127,161	-	-	127,161

Total Value	$-	$127,161	$123,825	$-	$250,986

Liability Derivatives
Forward Contracts^	$-	$-	$(16,267)	$-	$(16,267)
Futures Contracts^^	-	(64,011)	-	-	(64,011)

Total Value	$-	$(64,011)	$(16,267)	$-	$(80,278)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(70,784)	$-	$(70,784)
Futures Contracts	-	711,896	-	-	711,896

Total Realized Gain (Loss)	$-	$711,896	$(70,784)	$-	$641,112

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$81,730	$-	$81,730
Futures Contracts	-	12,263	-	-	12,263

Total Change in Appreciation (Depreciation)	$-	$12,263	$81,730	$-	$93,993

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Overseas Fund
Asset Derivatives
Forward Contracts*,^^^	$-	$-	$353,197	$-	$353,197

Liability Derivatives
Forward Contracts^,^^^	$-	$-	$(91,079)	$-	$(91,079)
Forward Contracts^	-	-	(41,749)	-	(41,749)

Total Value	$-	$-	$(132,828)	$-	$(132,828)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$608,183	$-	$608,183

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$228,097	$-	$228,097

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts.
^	Statements of Assets and Liabilities location: Payables for: written options outstanding, at value, or open forward foreign currency contracts, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
^^^	Represents centrally cleared swaps, exchange-traded written options, or forward contracts, which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.

For the period ended March 31, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

		Number of Contracts, Notional Amounts, or Shares/ Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Total Return Bond Fund	718	$34,028,372	$-	-	-
Strategic Bond Fund	1,653	42,796,241	50,638,667	3,912,924	669,105
S&P 500 Index Fund	357	-	-	-	-
Mid-Cap Value Fund	-	2,283,860	-	-	-
Small Company Value Fund	22	-	-	-	-
S&P Mid Cap Index Fund	64	-	-	-	-
Russell 2000 Small Cap Index Fund	103	-	-	-	-
Diversified International Fund	10	22,525,954	-	-	-
MSCI EAFE International Index Fund	123	11,513,082	-	-	-
Overseas Fund	-	43,487,818	-	-	-

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, and swap agreements, or shares/units outstanding for purchased options and written options, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2017.

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of March 31, 2017.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MSCI EAFE International Index Fund
Bank of New York Mellon	$2,928	$(2,928)	$-	$-
Citibank N.A.	39,928	(4)	-	39,924
Goldman Sachs & Co.	8,695	(311)	-	8,384
JP Morgan Chase Bank N.A.	3,617	-	-	3,617
Morgan Stanley & Co. LLC	67,139	-	-	67,139
Societe Generale	1,518	(894)	-	624

	$123,825	$(4,137)	$-	$119,688

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of March 31, 2017.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Total Return Bond Fund
Bank of America N.A.	$(152,709)	$-	$-	$(152,709)
Citibank N.A.	(422,793)	-	-	(422,793)
JP Morgan Chase Bank N.A.	(269,780)	-	-	(269,780)

	$(845,282)	$-	$-	$(845,282)

MSCI EAFE International Index Fund
Bank of Montreal	$(239)	$-	$-	$(239)
Bank of New York Mellon	(14,819)	2,928	-	(11,891)
Citibank N.A.	(4)	4	-	-
Goldman Sachs & Co.	(311)	311	-	-
Societe Generale	(894)	894	-	-

	$(16,267)	$4,137	$-	$(12,130)

Overseas Fund
State Street Bank and Trust Co.	$(41,749)	$-	$-	$(41,749)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Notes to Financial Statements (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2017, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions including foreign currency futures contracts and foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Futures contracts are exchange-traded and typically have minimal exposure to counterparty risk. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies or currency futures contracts. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency or currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of futures contracts and options, respectively, see “Futures Contracts” and “Options, Rights, and Warrants” below.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2017. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Contracts to Deliver
JPY	1,020,000,000	Bank of America N.A.*	06/19/17	$9,036,145	$(152,709)

JPY	1,600,000,000	Citibank N.A.*	05/01/17	13,962,702	(422,793)

JPY	1,400,000,000	JP Morgan Chase Bank N.A.*	04/17/17	12,311,047	(269,780)

				$35,309,894	$(845,282)

Strategic Bond Fund
Contracts to Buy
EUR	1,920,000	Bank of America N.A.	04/20/17	$2,039,197	$10,513

CAD	1,324,200	Barclays Bank PLC	04/03/17	995,789	(37)
CAD	5,140,820	Barclays Bank PLC	04/20/17	3,835,568	31,122

				4,831,357	31,085

EUR	6,719,841	Citibank N.A.	04/20/17	7,170,460	3,358
GBP	832,464	Citibank N.A.	04/20/17	1,018,212	25,171
IDR	31,676,380,000	Citibank N.A.	04/20/17	2,348,660	24,446
INR	165,360,000	Citibank N.A.	04/20/17	2,392,707	148,238
MXN	38,009,200	Citibank N.A.	04/20/17	1,738,279	286,834

				14,668,318	488,047

BRL	416,000	Goldman Sachs & Co.	04/20/17	126,617	5,768

				$21,665,489	$535,413

Contracts to Deliver
EUR	1,185,385	Bank of America N.A.	04/20/17	$1,265,408	$(59)
MXN	34,655,405	Bank of America N.A.	04/10/17	1,604,677	(244,594)
MXN	58,123,100	Bank of America N.A.	04/20/17	3,056,376	(40,397)

				5,926,461	(285,050)

CAD	1,324,200	Barclays Bank PLC	04/03/17	1,000,000	4,249
CAD	1,324,200	Barclays Bank PLC	04/20/17	996,027	24
CNY	40,663,913	Barclays Bank PLC	04/20/17	5,819,939	(74,811)
JPY	119,689,600	Barclays Bank PLC	04/20/17	1,058,825	(16,861)

				8,874,791	(87,399)

CNY	5,420,000	Citibank N.A.	04/20/17	772,135	(13,563)
EUR	6,513,922	Citibank N.A.	04/20/17	6,929,274	(24,714)
JPY	463,056,625	Citibank N.A.	04/20/17	4,023,466	(138,161)
TWD	103,310,000	Citibank N.A.	04/20/17	3,268,115	(138,673)

				14,992,990	(315,111)

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund (Continued)
Contracts to Deliver (Continued)
EUR	400,000	JP Morgan Chase Bank N.A.	04/20/17	$429,504	$2,481

EUR	836,893	UBS AG	04/20/17	893,171	(261)

				$31,116,917	$(685,340)

Mid-Cap Value Fund
Contracts to Buy
CAD	41,149	Morgan Stanley & Co. LLC	06/30/17	$30,981	$(1)

EUR	19,548	UBS AG	06/30/17	20,985	(44)

				$51,966	$(45)

Contracts to Deliver
JPY	36,623,372	Credit Suisse International	06/30/17	$333,278	$3,176

CAD	1,165,363	Morgan Stanley & Co. LLC	06/30/17	872,099	(5,273)

EUR	561,236	UBS AG	06/30/17	611,557	10,334

				$1,816,934	$8,237

Diversified International Fund
Contracts to Buy
AUD	730,746	Australia & New Zealand Banking Group	04/21/17	$560,854	$(2,736)
CAD	186,213	Australia & New Zealand Banking Group	04/21/17	140,256	(193)
EUR	2,130,979	Australia & New Zealand Banking Group	04/21/17	2,268,634	6,413
GBP	1,812,366	Australia & New Zealand Banking Group	04/21/17	2,242,755	28,858
HKD	2,262,191	Australia & New Zealand Banking Group	04/21/17	291,650	(439)
JPY	234,249,526	Australia & New Zealand Banking Group	04/21/17	2,052,516	52,831
SGD	380,835	Australia & New Zealand Banking Group	04/21/17	268,854	3,433

				7,825,519	88,167

GBP	85,940	Barclays Bank PLC	04/21/17	107,002	715

EUR	2,599,752	BNP Paribas SA	04/21/17	2,783,138	(7,627)
JPY	8,497,359	BNP Paribas SA	04/21/17	75,344	1,027
SEK	914,137	BNP Paribas SA	04/21/17	101,945	152

				2,960,427	(6,448)

GBP	91,756	Citibank N.A.	04/21/17	113,653	1,353
SEK	1,153,512	Citibank N.A.	04/21/17	130,182	(1,350)

				243,835	3

EUR	335,419	Deutsche Bank AG	04/21/17	360,315	(2,220)
NOK	642,382	Deutsche Bank AG	04/21/17	74,644	185

				434,959	(2,035)

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Buy (Continued)
DKK	1,103,563	Goldman Sachs & Co.	04/21/17	$158,995	$(618)
EUR	573,675	Goldman Sachs & Co.	04/21/17	611,957	503
GBP	703,035	Goldman Sachs & Co.	04/21/17	866,193	14,988
JPY	200,486,528	Goldman Sachs & Co.	04/21/17	1,778,707	23,192
NOK	1,308,550	Goldman Sachs & Co.	04/21/17	156,302	(3,872)
SEK	4,191,559	Goldman Sachs & Co.	04/21/17	472,370	(4,229)

				4,044,524	29,964

CHF	215,985	HSBC Bank USA	04/21/17	214,589	1,250
EUR	77,829	HSBC Bank USA	04/21/17	83,569	(478)
NOK	875,937	HSBC Bank USA	04/21/17	105,105	(3,070)
SEK	1,113,791	HSBC Bank USA	04/21/17	124,201	195

				527,464	(2,103)

AUD	355,564	Merrill Lynch International	04/21/17	270,832	735
CHF	266,214	Merrill Lynch International	04/21/17	267,490	(1,456)
EUR	137,396	Merrill Lynch International	04/21/17	145,748	937
GBP	1,059,128	Merrill Lynch International	04/21/17	1,312,811	14,695

				1,996,881	14,911

CHF	260,462	Morgan Stanley & Co. LLC	04/21/17	258,849	1,437

GBP	87,711	Royal Bank of Canada	04/21/17	107,118	2,819
JPY	182,191,073	Royal Bank of Canada	04/21/17	1,628,078	9,387

				1,735,196	12,206

EUR	109,516	Societe Generale	04/21/17	118,194	(1,274)
GBP	190,709	Societe Generale	04/21/17	239,567	(533)
HKD	2,764,982	Societe Generale	04/21/17	356,718	(783)
SGD	123,616	Societe Generale	04/21/17	88,062	320

				802,541	(2,270)

EUR	132,168	Standard Chartered Bank	04/21/17	142,666	(1,562)

AUD	1,839,488	State Street Bank and Trust Co.	04/21/17	1,376,588	28,349
CAD	110,044	State Street Bank and Trust Co.	04/21/17	83,449	(677)
CHF	703,764	State Street Bank and Trust Co.	04/21/17	702,163	1,125
EUR	2,498,771	State Street Bank and Trust Co.	04/21/17	2,643,058	24,646

				4,805,258	53,443

EUR	162,177	UBS AG	04/21/17	173,248	(106)
JPY	7,681,408	UBS AG	04/21/17	67,089	1,949

				240,337	1,843

				$26,125,458	$188,271

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver
AUD	628,907	Australia & New Zealand Banking Group	04/21/17	$475,499	$(4,838)
HKD	2,236,504	Australia & New Zealand Banking Group	04/21/17	288,393	489
JPY	269,949,608	Australia & New Zealand Banking Group	04/21/17	2,393,962	(32,244)
SGD	370,607	Australia & New Zealand Banking Group	04/21/17	261,621	(3,353)

				3,419,475	(39,946)

CHF	399,254	Barclays Bank PLC	04/21/17	403,541	4,557

EUR	2,016,124	BNP Paribas SA	04/21/17	2,146,998	(5,429)
GBP	879,144	BNP Paribas SA	04/21/17	1,070,271	(31,645)

				3,217,269	(37,074)

GBP	84,053	Citibank N.A.	04/21/17	103,520	(1,832)
NOK	1,947,138	Citibank N.A.	04/21/17	229,250	2,433

				332,770	601

JPY	203,831,352	Credit Suisse International	04/21/17	1,820,487	(11,473)

EUR	2,192,433	Deutsche Bank AG	04/21/17	2,319,294	(21,362)

EUR	2,884,814	Goldman Sachs & Co.	04/21/17	3,106,279	26,433

AUD	1,395,708	HSBC Bank USA	04/21/17	1,068,225	2,232
GBP	1,285,706	HSBC Bank USA	04/21/17	1,602,461	(9,038)
SEK	1,335,630	HSBC Bank USA	04/21/17	151,707	2,535

				2,822,393	(4,271)

SEK	1,967,307	Merrill Lynch International	04/21/17	219,668	(54)

CHF	335,708	Morgan Stanley & Co. LLC	04/21/17	333,045	(2,435)
EUR	2,851,267	Morgan Stanley & Co. LLC	04/21/17	3,048,383	4,352

				3,381,428	1,917

AUD	57,270	Royal Bank of Canada	04/21/17	43,628	(113)
CHF	169,401	Royal Bank of Canada	04/21/17	169,368	82
GBP	30,751	Royal Bank of Canada	04/21/17	38,131	(412)
SEK	1,665,437	Royal Bank of Canada	04/21/17	186,420	413

				437,547	(30)

GBP	1,343,602	Standard Chartered Bank	04/21/17	1,677,368	(6,698)

CAD	458,838	State Street Bank and Trust Co.	04/21/17	351,784	6,661
CHF	319,137	State Street Bank and Trust Co.	04/21/17	317,273	(1,649)
EUR	312,837	State Street Bank and Trust Co.	04/21/17	331,431	(2,556)

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver (Continued)
GBP	210,453	State Street Bank and Trust Co.	04/21/17		$261,180	$(2,602)
JPY	29,588,229	State Street Bank and Trust Co.	04/21/17		261,698	(4,231)

					1,523,366	(4,377)

JPY	164,129,226	Toronto Dominion Bank	04/21/17		1,434,002	(41,130)

					$26,114,887	$(132,907)

Cross Currency Forwards
JPY	9,482,409	Credit Suisse International	04/21/17	SGD	119,293	$(68)

GBP	76,883	Deutsche Bank AG	04/21/17	NOK	803,217	2,801

EUR	106,944	Royal Bank of Canada	04/21/17	NOK	978,767	160

EUR	155,404	Standard Chartered Bank	04/21/17	HKD	1,284,522	553

						$3,446

MSCI EAFE International Index Fund
Contracts to Buy
DKK	1,181,683	Bank of Montreal*	06/21/17		$170,355	$(239)

SEK	1,550,615	Bank of New York Mellon*	06/21/17		173,796	(97)

AUD	735,618	Citibank N.A.*	06/21/17		553,039	8,175
GBP	1,028,008	Citibank N.A.*	06/21/17		1,259,338	31,058
HKD	67,742	Citibank N.A.*	06/21/17		8,735	(4)
ILS	195,433	Citibank N.A.*	06/21/17		53,389	695

					1,874,501	39,924

EUR	326,588	Goldman Sachs & Co.*	06/21/17		350,000	(311)
JPY	34,263,120	Goldman Sachs & Co.*	06/21/17		300,000	8,695

					650,000	8,384

CHF	436,290	Morgan Stanley & Co. LLC*	06/21/17		435,319	2,270
JPY	246,228,274	Morgan Stanley & Co. LLC*	06/21/17		2,155,717	62,688
SGD	260,021	Morgan Stanley & Co. LLC*	06/21/17		183,812	2,181

					2,774,848	67,139

EUR	2,326,234	Societe Generale*	06/21/17		2,491,676	(894)

					$8,135,176	$114,217

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MSCI EAFE International Index Fund (Continued)
Contracts to Deliver
AUD	481,144	Bank of New York Mellon*	06/21/17	$370,000	$2,928
GBP	564,804	Bank of New York Mellon*	06/21/17	700,000	(8,964)
JPY	59,465,576	Bank of New York Mellon*	06/21/17	530,000	(5,758)

				1,600,000	(11,794)

EUR	458,921	JP Morgan Chase Bank N.A.*	06/21/17	495,000	3,617

CHF	330,498	Societe Generale*	06/21/17	333,000	1,518

				$2,428,000	$(6,659)

Overseas Fund
Contracts to Buy
EUR	552,279	Australia & New Zealand Banking Group	04/21/17	$585,930	$3,686
GBP	805,070	Australia & New Zealand Banking Group	04/21/17	1,004,124	4,948
JPY	286,749,590	Australia & New Zealand Banking Group	04/21/17	2,519,741	57,457
SGD	693,060	Australia & New Zealand Banking Group	04/21/17	486,464	9,056

				4,596,259	75,147

GBP	519,557	Barclays Bank PLC	04/21/17	646,890	4,320

GBP	554,711	Citibank N.A.	04/21/17	687,089	8,183

EUR	687,579	Deutsche Bank AG	04/21/17	738,614	(4,550)

DKK	3,947,898	Goldman Sachs & Co.	04/21/17	568,792	(2,214)
EUR	1,014,370	Goldman Sachs & Co.	04/21/17	1,079,013	3,935
GBP	2,204,667	Goldman Sachs & Co.	04/21/17	2,713,284	50,037
JPY	34,977,871	Goldman Sachs & Co.	04/21/17	309,966	4,402
SEK	10,533,588	Goldman Sachs & Co.	04/21/17	1,187,089	(10,628)

				5,858,144	45,532

EUR	1,516,570	HSBC Bank USA	04/21/17	1,617,011	2,088

GBP	674,644	Societe Generale	04/21/17	847,591	(1,994)
HKD	1,682,684	Societe Generale	04/21/17	217,155	(544)

				1,064,746	(2,538)

JPY	33,800,374	Standard Chartered Bank	04/21/17	297,144	6,641

AUD	7,113,653	State Street Bank and Trust Co.	04/21/17	5,323,529	109,629
CHF	1,991,539	State Street Bank and Trust Co.	04/21/17	1,987,009	3,182
EUR	605,480	State Street Bank and Trust Co.	04/21/17	640,442	5,972

				7,950,980	118,783

EUR	425,742	UBS AG	04/21/17	454,804	(280)

				$23,911,681	$253,326

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Deliver
EUR	412,073	Australia & New Zealand Banking Group	04/21/17		$448,142	$8,210
JPY	112,204,866	Australia & New Zealand Banking Group	04/21/17		999,752	(8,703)
SGD	521,357	Australia & New Zealand Banking Group	04/21/17		367,326	(5,431)

					1,815,220	(5,924)

GBP	434,688	BNP Paribas SA	04/21/17		544,226	(610)

NOK	2,462,228	Citibank N.A.	04/21/17		289,896	3,078

JPY	150,741,871	Goldman Sachs & Co.	04/21/17		1,327,826	(26,986)

AUD	521,193	HSBC Bank USA	04/21/17		399,847	1,778
GBP	639,460	HSBC Bank USA	04/21/17		803,976	2,479

					1,203,823	4,257

NOK	5,690,901	Merrill Lynch International	04/21/17		664,027	1,110

EUR	8,935,210	Morgan Stanley & Co. LLC	04/21/17		9,552,928	13,640

EUR	742,654	Royal Bank of Scotland PLC	04/21/17		788,459	(4,403)

CAD	521,572	Societe Generale	04/21/17		398,303	5,995

GBP	790,862	Standard Chartered Bank	04/21/17		995,472	4,209
JPY	117,629,091	Standard Chartered Bank	04/21/17		1,066,097	8,891

					2,061,569	13,100

AUD	832,000	State Street Bank and Trust Co.*	06/21/17		608,261	(26,484)
CAD	1,465,098	State Street Bank and Trust Co.	04/21/17		1,123,267	21,271
CHF	1,975,000	State Street Bank and Trust Co.*	09/20/17		1,977,591	(15,265)
EUR	2,376,853	State Street Bank and Trust Co.	04/21/17		2,525,685	(11,858)
GBP	622,059	State Street Bank and Trust Co.	04/21/17		778,621	(1,065)
JPY	37,041,624	State Street Bank and Trust Co.	04/21/17		330,818	(2,098)

					7,344,243	(35,499)

					$25,990,520	$(32,242)

Cross Currency Forwards
HKD	10,586,152	Australia & New Zealand Banking Group	04/21/17	EUR	1,268,025	$9,000

EUR	334,061	Barclays Bank PLC	04/21/17	GBP	287,848	(4,142)

CAD	378,357	HSBC Bank USA	04/21/17	JPY	32,284,332	(5,573)

						$(715)

Notes to Financial Statements (Unaudited) (Continued)

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

*	Contracts are subject to an MNA.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options (see “Foreign Currency Exchange Transactions,” above, for a discussion of the use of futures contracts in connection with currency risk).

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at March 31, 2017:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/17	175	$37,879,297	$31,051
U.S. Treasury Note 5 Year	06/30/17	527	62,041,899	132,822

				$163,873

Strategic Bond Fund
Futures Contracts — Long
Euro-BTP	06/08/17	80	$11,153,605	$39,437
U.S. Treasury Note 10 Year	06/21/17	240	29,895,000	197,439
U.S. Treasury Ultra 10 Year	06/21/17	17	2,276,141	9,687
U.S. Treasury Ultra Long Bond	06/21/17	89	14,295,625	68,632
U.S. Treasury Note 5 Year	06/30/17	580	68,281,406	64,565
90 Day Eurodollar	12/17/18	134	32,826,650	32,977

				$412,737

Futures Contracts — Short
Euro Bund	05/26/17	13	$(8,182)	$(162)
Euro Bund	05/26/17	18	(7,873)	5,900
Euro Bund	05/26/17	13	(1,526)	4,415
Euro Bund	05/26/17	18	(3,648)	12,151
Euro Bund	06/08/17	125	(21,525,353)	(48,834)
Japanese Government Bond 10 Year	06/13/17	6	(8,099,165)	(10,013)
Euro FX	06/19/17	5	(670,125)	(7,173)
U.S. Treasury Ultra Long Bond	06/21/17	46	(6,938,812)	2,475
U.S. Treasury Note 2 Year	06/30/17	15	(3,246,797)	1,826
90 Day Eurodollar	12/16/19	134	(32,724,475)	(35,873)

				$(75,288)

S&P 500 Index Fund
Future Contract — Long
S&P 500 E Mini Index	06/16/17	255	$30,079,800	$121,755

Small Company Value Fund
Future Contract — Long
Russell 2000 Mini Index	06/16/17	6	$415,320	$2,706

S&P Mid Cap Index Fund
Future Contract — Long
S&P Midcap 400 E Mini Index	06/16/17	68	$11,683,760	$57,578

Russell 2000 Small Cap Index Fund
Future Contract — Long
Russell 2000 Mini Index	06/16/17	174	$12,044,280	$241,968

MSCI EAFE International Index Fund
Futures Contracts — Long
Hang Seng Index	04/27/17	3	$465,759	$(1,227)
Topix Index	06/08/17	21	2,853,005	(60,935)
SPI 200 Index	06/15/17	9	1,005,271	13,990
Euro Stoxx 50 Index	06/16/17	129	4,714,764	113,171
FTSE 100 Index	06/16/17	26	2,370,024	(1,849)

				$63,150

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund may also enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap

Notes to Financial Statements (Unaudited) (Continued)

agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap transactions at March 31, 2017. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund*
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	316,800	12/20/21	5.000%	CDX.NA.HY.27† (Rating:AAA)**	$(97)	$(24,811)	$(24,908)

Credit Default Swaps — Sell Protection††
Centrally Cleared Swaps
	USD	6,000,000	12/20/21	1.000%	CDX.NA.HY.27† (Rating:AAA)**	13,733	97,366	111,099

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	5,030,000	6/13/21	Fixed 1.185%	3-Month USD-LIBOR	$(161,693)	$-	$(161,693)
	USD	5,020,000	6/13/26	Fixed 1.580%	3-Month USD-LIBOR	334,601	709	335,310
	USD	10,400,000	8/31/22	Fixed 1.897%	3-Month USD-LIBOR	109,559	-	109,559
	USD	16,244,000	11/30/22	Fixed 1.900%	3-Month USD-LIBOR	199,019	-	199,019
	USD	12,160,000	5/15/23	Fixed 1.266%	3-Month USD-LIBOR	629,171	4,729	633,900

						1,110,657	5,438	1,116,095

USD	U.S. Dollar
*	Collateral for swap agreements held by Goldman Sachs International amounted to $329,904 in cash at March 31, 2017.
**	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group, or Western Asset Management Company’s

Notes to Financial Statements (Unaudited) (Continued)

rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a

Notes to Financial Statements (Unaudited) (Continued)

Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at March 31, 2017.

Strategic Bond Fund	Units	Expiration Date	Description	Premiums Received	Value
	1,000,000	4/07/17	USD Call CAD Put, Call, Strike 1.36	$2,960	$29
	48	4/21/17	5 Year U.S. Treasury Note Future Put, Strike 116.00	8,563	750
	48	4/21/17	5 Year U.S. Treasury Note Future Call, Strike 119.25	7,249	750
	338	5/26/17	10 Year U.S. Treasury Note Future Call, Strike 125.00	173,028	237,656
	185	5/26/17	10 Year U.S. Treasury Note Future Call, Strike 127.50	68,774	28,906
	881	5/26/17	10 Year U.S. Treasury Note Future Call, Strike 128.00	134,793	110,125
	396	5/26/17	5 Year U.S. Treasury Note Future Call, Strike 118.50	122,463	105,188
	125	5/26/17	U.S. Treasury Bond Call, Strike 157.00	69,906	52,734

				$587,736	$536,138

CAD Canadian Dollar

Notes to Financial Statements (Unaudited) (Continued)

Transactions in written option contracts during the period ended March 31, 2017, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at September 30, 2016	277	$63,944
Options written	4,013,954	1,079,101
Options terminated in closing purchase transactions	(3,010,645)	(140,396)
Options expired	(1,284)	(347,545)
Options exercised	(281)	(67,368)

Options outstanding at March 31, 2017	1,002,021	$587,736

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only

Notes to Financial Statements (Unaudited) (Continued)

upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2017, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of

Notes to Financial Statements (Unaudited) (Continued)

credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to Lending Agreement, the agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2017.

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended March 31, 2017, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Large Cap Value Fund	$10,828	$2,581	$8,247
Fundamental Growth Fund	2,277	457	1,820
Growth Opportunities Fund	93,905	18,804	75,101
Small Company Value Fund	42,013	8,538	33,475
S&P Mid Cap Index Fund	34,589	6,963	27,626
Russell 2000 Small Cap Index Fund	318,408	63,991	254,417
Mid Cap Growth Fund	485,453	98,098	387,355
Small Cap Growth Equity Fund	120,875	24,268	96,607
Diversified International Fund	4,432	1,163	3,269
MSCI EAFE International Index Fund	31,019	6,325	24,694
Overseas Fund	88,551	18,716	69,835

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from

Notes to Financial Statements (Unaudited) (Continued)

changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

Each of the Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the annual rates shown in the following table.

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objective, policies, and investment strategies.

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Total Return Bond Fund	0.30% on the first $2 billion; and	Metropolitan West Asset Management, LLC
0.27% on any excess over $2 billion
Strategic Bond Fund	0.45% on the first $200 million; and	Western Asset Management Company; and
	0.35% on any excess over $200 million	Western Asset Management Company Limited
Diversified Value Fund	0.50% on the first $400 million; and	Brandywine Global Investment Management,
	0.475% on any excess over $400 million	LLC; and Loomis, Sayles & Company, L.P.
Fundamental Value Fund	0.60% on the first $1.25 billion;	Wellington Management Company LLP
0.575% on the next $250 million; and
0.55% on any excess over $1.5 billion
Large Cap Value Fund	0.60% on the first $750 million; and	Barrow, Hanley, Mewhinney & Strauss LLC;
	0.55% on any excess over $750 million	and Huber Capital Management, LLC
S&P 500 Index Fund	0.10% on the first $2.5 billion;	Northern Trust Investments, Inc.
0.08% on the next $2.5 billion; and
0.05% on any excess over $5 billion
Equity Opportunities Fund*	0.69% on the first $1 billion; and	T. Rowe Price Associates, Inc.; and Wellington
	0.64% on any excess over $1 billion	Management Company LLP
Fundamental Growth Fund	0.65% on the first $300 million; and	Wellington Management Company LLP
0.60% on any excess over $300 million
Blue Chip Growth Fund	0.65% on the first $750 million; and	T. Rowe Price Associates, Inc.; and
	0.60% on any excess over $750 million	Loomis, Sayles & Company, L.P.
Growth Opportunities Fund	0.71% on the first $500 million; and	Jackson Square Partners LLC; and
	0.68% on any excess over $500 million	Sands Capital Management, LLC
Mid-Cap Value Fund	0.70% on the first $300 million; and	American Century Investment Management,
	0.65% on any excess over $300 million	Inc.; and Systematic Financial
Management, L.P.
Small Cap Value Equity Fund	0.75% on the first $300 million; and	Barrow, Hanley, Mewhinney & Strauss, LLC;
	0.70% on any excess over $300 million	and Wellington Management Company LLP
Small Company Value Fund	0.85% on the first $750 million; and	Invesco Advisers, Inc.;
	0.80% on any excess over $750 million	Federated Clover Investment Advisors; and
T. Rowe Price Associates, Inc.
S&P Mid Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Russell 2000 Small Cap Index Fund	0.10% on the first $500 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $500 million
Mid Cap Growth Fund	0.72% on the first $2 billion; and	Frontier Capital Management Company LLC;
	0.67% on any excess over $2 billion	and T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and	Wellington Management Company LLP
0.78% on any excess over $1 billion
Diversified International Fund	0.80% on the first $250 million; and	J.P. Morgan Investment Management Inc.
0.78% on any excess over $250 million

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
MSCI EAFE International Index Fund	0.10% on the first $1 billion; and	Northern Trust Investments, Inc.
0.09% on any excess over $1 billion
Overseas Fund	0.80% on the first $750 million;	Harris Associates L.P.;
	0.775% on the next $500 million; and	J.P. Morgan Investment Management Inc.; and
	0.75% on any excess over $1.25 billion	Massachusetts Financial Services Company

*	Effective March 28, 2017, T. Rowe Price Associates, Inc. and Wellington Management Company LLP replaced Harris Associates L.P. as co-subadvisers to the Fund.

MML Advisers has entered into an investment subadvisory agreement with OFI Global Institutional, Inc. (“OFI Global Institutional”), a wholly-owned subsidiary of OppenheimerFunds, Inc., a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of the Small Cap Growth Equity Fund. This agreement provides that OFI Global Institutional manage the investment and reinvestment of the assets of the Small Cap Growth Equity Fund. OFI Global Institutional receives a subadvisory fee from MML Advisers, based upon the Small Cap Growth Equity Fund’s average daily net assets, at the following annual rate:

Small Cap Growth Equity Fund	0.55% of the first $50 million;
0.45% of the next $50 million; and
0.40% of any excess over $100 million

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Total Return Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Large Cap Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P 500 Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Equity Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Fundamental Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Blue Chip Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Growth Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Mid-Cap Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Value Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Company Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
S&P Mid Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Russell 2000 Small Cap Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Mid Cap Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Growth Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified International Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MSCI EAFE International Index Fund	None	0.10%	0.20%	0.20%	0.20%	0.25%	0.25%
Overseas Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Notes to Financial Statements (Unaudited) (Continued)

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Strategic Bond Fund*	0.48%	0.58%	0.68%	0.78%	1.03%	0.93%	1.18%
Large Cap Value Fund*	0.63%	0.73%	0.83%	0.93%	1.18%	1.08%	1.33%
Fundamental Growth Fund*	0.70%	0.80%	0.90%	1.00%	1.25%	1.15%	1.40%
Mid-Cap Value Fund*	0.80%	0.90%	1.00%	1.10%	1.35%	1.25%	1.50%
Small Cap Value Equity Fund*	0.80%	0.90%	1.00%	1.10%	1.35%	1.25%	1.50%
S&P Mid Cap Index Fund*	0.20%	0.30%	0.45%	0.55%	0.80%	0.70%	0.95%
Russell 2000 Small Cap Index Fund*	0.20%	0.30%	0.45%	0.55%	0.80%	0.70%	0.95%
Diversified International Fund*	0.90%	1.00%	1.10%	1.20%	1.45%	1.35%	1.60%
MSCI EAFE International Index Fund*	0.25%	0.35%	0.50%	0.60%	0.85%	0.75%	1.00%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2018.

MML Advisers has agreed to voluntarily waive 0.02% of the advisory fee for each class of the Small Company Value Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2017, brokerage commissions rebated under these agreements were as follows:

Notes to Financial Statements (Unaudited) (Continued)

Rebated Commissions
Diversified Value Fund	$5,987
Fundamental Value Fund	566
Large Cap Value Fund	1,241
Fundamental Growth Fund	4
Blue Chip Growth Fund	8,524
Growth Opportunities Fund	15,567
Mid-Cap Value Fund	8,075
Small Cap Value Equity Fund	5,651
Small Company Value Fund	16,588
Mid Cap Growth Fund	42,762
Small Cap Growth Equity Fund	3,281
Diversified International Fund	21
Overseas Fund	1,053

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

Elaine A. Sarsynski resigned as a Trustee of the Trust effective as of February 1, 2017.

The following table shows beneficial ownership of Funds’ shares by affiliated parties March 31, 2017:

Total % Ownership by Related Party
Total Return Bond Fund	72.4%
Strategic Bond Fund	75.0%
Diversified Value Fund	35.5%
Fundamental Value Fund	83.7%
Large Cap Value Fund	95.3%
S&P 500 Index Fund	65.1%
Equity Opportunities Fund	78.9%
Fundamental Growth Fund	91.4%
Blue Chip Growth Fund	65.4%
Growth Opportunities Fund	54.6%
Mid-Cap Value Fund	86.8%
Small Cap Value Equity Fund	61.9%
Small Company Value Fund	72.2%
S&P Mid Cap Index Fund	66.3%
Russell 2000 Small Cap Index Fund	72.0%
Mid Cap Growth Fund	37.2%
Small Cap Growth Equity Fund	87.0%
Diversified International Fund	98.4%
MSCI EAFE International Index Fund	72.6%
Overseas Fund	80.9%

Notes to Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2017, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Total Return Bond Fund	$1,179,210,812	$59,829,459	$1,180,500,390	$87,423,423
Strategic Bond Fund	306,342,459	48,907,205	257,948,825	35,669,583
Diversified Value Fund	-	95,088,180	-	93,691,944
Fundamental Value Fund	-	70,521,143	-	167,767,172
Large Cap Value Fund	-	24,428,565	-	34,824,369
S&P 500 Index Fund	-	52,209,423	-	183,966,723
Equity Opportunities Fund	-	822,296,239	-	888,763,152
Fundamental Growth Fund	-	32,653,767	-	33,725,091
Blue Chip Growth Fund	-	408,068,768	-	229,089,840
Growth Opportunities Fund	-	82,949,168	-	192,023,563
Mid-Cap Value Fund	-	57,133,666	-	75,328,047
Small Cap Value Equity Fund	-	18,976,552	-	43,930,577
Small Company Value Fund	-	77,015,301	-	120,602,879
S&P Mid Cap Index Fund	-	87,064,788	-	34,124,496
Russell 2000 Small Cap Index Fund	-	40,500,149	-	14,335,028
Mid Cap Growth Fund	-	795,784,378	-	589,237,093
Small Cap Growth Equity Fund	-	228,970,776	-	267,088,771
Diversified International Fund	-	5,307,815	-	30,911,803
MSCI EAFE International Index Fund	-	30,731,731	-	10,418,026
Overseas Fund	-	93,410,069	-	184,532,696

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount

Total Return Bond Fund Class I
Sold	7,586,428	$76,150,659	12,503,110	$127,254,863
Issued as reinvestment of dividends	1,480,150	14,209,440	1,328,859	13,115,837
Redeemed	(4,916,718)	(49,807,566)	(37,248,837)	(376,187,150)

Net increase (decrease)	4,149,860	$40,552,533	(23,416,868)	$(235,816,450)

Total Return Bond Fund Class R5
Sold	657,308	$6,518,055	1,347,670	$13,691,530
Issued as reinvestment of dividends	535,289	5,133,426	392,482	3,869,875
Redeemed	(2,313,291)	(22,666,922)	(7,059,727)	(70,517,320)

Net increase (decrease)	(1,120,694)	$(11,015,441)	(5,319,575)	$(52,955,915)

Total Return Bond Fund Service Class
Sold	2,408,920	$24,212,999	4,921,762	$49,850,896
Issued as reinvestment of dividends	887,049	8,542,279	451,372	4,468,584
Redeemed	(6,537,028)	(64,165,559)	(7,428,099)	(75,654,495)

Net increase (decrease)	(3,241,059)	$(31,410,281)	(2,054,965)	$(21,335,015)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Total Return Bond Fund Administrative Class
Sold	821,690	$8,198,404	1,831,713	$18,398,997
Issued as reinvestment of dividends	310,357	2,970,116	181,285	1,783,840
Redeemed	(2,485,592)	(24,906,831)	(3,071,788)	(31,238,179)

Net increase (decrease)	(1,353,545)	$(13,738,311)	(1,058,790)	$(11,055,342)

Total Return Bond Fund Class A
Sold	330,465	$3,248,479	161,694	$1,635,538
Issued as reinvestment of dividends	12,010	115,175	4,231	41,765
Redeemed	(45,805)	(445,872)	(175,989)	(1,791,542)

Net increase (decrease)	296,670	$2,917,782	(10,064)	$(114,239)

Total Return Bond Fund Class R4
Sold	2,223,945	$21,777,356	3,239,131	$32,940,557
Issued as reinvestment of dividends	1,118,831	10,785,527	647,495	6,410,199
Redeemed	(7,151,037)	(71,495,041)	(8,702,146)	(88,471,604)

Net increase (decrease)	(3,808,261)	$(38,932,158)	(4,815,520)	$(49,120,848)

Total Return Bond Fund Class R3
Sold	430,207	$4,253,147	1,270,449	$12,823,620
Issued as reinvestment of dividends	189,054	1,809,249	85,167	838,891
Redeemed	(829,653)	(8,144,600)	(1,749,838)	(17,621,371)

Net increase (decrease)	(210,392)	$(2,082,204)	(394,222)	$(3,958,860)

Strategic Bond Fund Class I
Sold	4,083,074	$41,748,963	4,806,483	$49,509,908
Issued as reinvestment of dividends	234,490	2,344,902	212,776	2,104,352
Redeemed	(2,361,337)	(24,700,818)	(2,405,958)	(24,730,455)

Net increase (decrease)	1,956,227	$19,393,047	2,613,301	$26,883,805

Strategic Bond Fund Class R5
Sold	1,250,391	$13,031,711	1,501,420	$15,309,827
Issued as reinvestment of dividends	167,285	1,674,523	147,672	1,461,955
Redeemed	(580,339)	(6,036,976)	(835,570)	(8,546,004)

Net increase (decrease)	837,337	$8,669,258	813,522	$8,225,778

Strategic Bond Fund Service Class
Sold	1,003,720	$10,261,186	2,003,903	$20,616,652
Issued as reinvestment of dividends	102,148	1,022,505	182,130	1,803,081
Redeemed	(878,356)	(9,227,412)	(3,582,759)	(36,538,973)

Net increase (decrease)	227,512	$2,056,279	(1,396,726)	$(14,119,240)

Strategic Bond Fund Administrative Class
Sold	2,864,242	$29,419,715	1,422,662	$14,550,319
Issued as reinvestment of dividends	130,326	1,301,956	89,506	885,218
Redeemed	(1,098,030)	(11,176,465)	(1,087,275)	(11,176,118)

Net increase (decrease)	1,896,538	$19,545,206	424,893	$4,259,419

Strategic Bond Fund Class A
Sold	816,328	$8,343,181	1,541,955	$15,823,216
Issued as reinvestment of dividends	97,276	969,840	105,121	1,037,539
Redeemed	(615,339)	(6,302,047)	(1,323,777)	(13,501,046)

Net increase (decrease)	298,265	$3,010,974	323,299	$3,359,709

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Strategic Bond Fund Class R4
Sold	1,790,700	$18,159,076	1,444,373	$14,619,963
Issued as reinvestment of dividends	64,277	638,914	43,560	428,631
Redeemed	(501,186)	(5,110,299)	(440,927)	(4,512,404)

Net increase (decrease)	1,353,791	$13,687,691	1,047,006	$10,536,190

Strategic Bond Fund Class R3
Sold	614,122	$6,210,481	575,781	$5,808,886
Issued as reinvestment of dividends	18,123	178,876	8,070	79,005
Redeemed	(141,304)	(1,432,224)	(318,996)	(3,303,593)

Net increase (decrease)	490,941	$4,957,133	264,855	$2,584,298

Diversified Value Fund Class I
Sold	1,467,466	$22,598,360	14,613,260	$204,745,870
Issued as reinvestment of dividends	1,092,957	16,612,953	86,337	1,221,667
Redeemed	(1,216,946)	(18,506,797)	(3,366,763)	(48,967,912)

Net increase (decrease)	1,343,477	$20,704,516	11,332,834	$156,999,625

Diversified Value Fund Class R5
Sold	338,008	$5,255,846	1,203,968	$16,755,365
Issued as reinvestment of dividends	195,292	2,974,297	212,522	3,009,308
Redeemed	(710,276)	(11,119,533)	(13,465,671)	(188,803,867)

Net increase (decrease)	(176,976)	$(2,889,390)	(12,049,181)	$(169,039,194)

Diversified Value Fund Service Class
Sold	373,818	$5,657,519	115,827	$1,614,208
Issued as reinvestment of dividends	37,518	571,393	14,306	202,722
Redeemed	(174,082)	(2,615,855)	(648,016)	(9,082,253)

Net increase (decrease)	237,254	$3,613,057	(517,883)	$(7,265,323)

Diversified Value Fund Administrative Class
Sold	30,096	$464,012	125,275	$1,789,278
Issued as reinvestment of dividends	27,667	423,307	4,700	66,927
Redeemed	(35,802)	(551,038)	(122,266)	(1,714,476)

Net increase (decrease)	21,961	$336,281	7,709	$141,729

Diversified Value Fund Class A
Sold	74,578	$1,160,374	218,152	$3,041,006
Issued as reinvestment of dividends	72,592	1,104,854	12,875	182,440
Redeemed	(364,341)	(5,527,078)	(426,946)	(5,973,022)

Net increase (decrease)	(217,171)	$(3,261,850)	(195,919)	$(2,749,576)

Diversified Value Fund Class R4
Sold	15,492	$239,006	27,718	$390,798
Issued as reinvestment of dividends	2,971	44,981	151	2,136
Redeemed	(5,079)	(79,338)	(442)	(6,203)

Net increase (decrease)	13,384	$204,649	27,427	$386,731

Diversified Value Fund Class R3
Sold	11,748	$178,497	98,639	$1,371,981
Issued as reinvestment of dividends	6,738	102,343	428	6,062
Redeemed	(7,183)	(108,552)	(6,902)	(96,229)

Net increase (decrease)	11,303	$172,288	92,165	$1,281,814

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Fundamental Value Fund Class I
Sold	6,185,596	$75,147,193	8,701,389	$103,028,581
Issued as reinvestment of dividends	4,013,684	48,244,487	4,701,123	54,156,933
Redeemed	(4,847,741)	(58,698,590)	(6,906,229)	(83,320,351)

Net increase (decrease)	5,351,539	$64,693,090	6,496,283	$73,865,163

Fundamental Value Fund Class R5
Sold	1,686,205	$20,910,172	3,807,265	$46,306,885
Issued as reinvestment of dividends	2,990,606	36,096,617	4,518,213	52,275,725
Redeemed	(3,999,617)	(49,553,021)	(12,273,847)	(144,473,553)

Net increase (decrease)	677,194	$7,453,768	(3,948,369)	$(45,890,943)

Fundamental Value Fund Service Class
Sold	603,793	$7,514,021	2,245,416	$28,540,020
Issued as reinvestment of dividends	898,535	10,809,372	1,886,001	21,745,590
Redeemed	(5,925,187)	(71,226,266)	(6,851,737)	(80,633,594)

Net increase (decrease)	(4,422,859)	$(52,902,873)	(2,720,320)	$(30,347,984)

Fundamental Value Fund Administrative Class
Sold	660,906	$8,353,913	766,524	$9,151,182
Issued as reinvestment of dividends	717,205	8,678,182	1,042,492	12,082,482
Redeemed	(1,271,749)	(15,584,194)	(2,466,210)	(30,056,497)

Net increase (decrease)	106,362	$1,447,901	(657,194)	$(8,822,833)

Fundamental Value Fund Class A
Sold	463,570	$5,702,706	743,478	$8,796,073
Issued as reinvestment of dividends	1,064,699	12,744,452	1,760,850	20,196,951
Redeemed	(4,136,883)	(50,359,873)	(3,141,245)	(38,060,608)

Net increase (decrease)	(2,608,614)	$(31,912,715)	(636,917)	$(9,067,584)

Fundamental Value Fund Class R4
Sold	558,485	$6,765,498	431,831	$5,251,875
Issued as reinvestment of dividends	94,790	1,122,304	19,957	227,308
Redeemed	(72,814)	(878,546)	(35,950)	(424,160)

Net increase (decrease)	580,461	$7,009,256	415,838	$5,055,023

Fundamental Value Fund Class R3
Sold	104,594	$1,249,207	63,571	$783,131
Issued as reinvestment of dividends	11,609	137,222	13,210	149,936
Redeemed	(14,894)	(179,561)	(25,433)	(299,909)

Net increase (decrease)	101,309	$1,206,868	51,348	$633,158

Large Cap Value Fund Class I
Sold	1,243,698	$9,142,590	2,650,718	$18,725,891
Issued as reinvestment of dividends	499,824	3,608,728	1,382,960	9,417,956
Redeemed	(1,644,075)	(11,946,153)	(5,169,812)	(36,558,845)

Net increase (decrease)	99,447	$805,165	(1,136,134)	$(8,414,998)

Large Cap Value Fund Class R5
Sold	226,119	$1,652,974	320,263	$2,268,108
Issued as reinvestment of dividends	933,715	6,760,094	2,314,952	15,811,124
Redeemed	(456,056)	(3,329,225)	(6,588,107)	(47,465,373)

Net increase (decrease)	703,778	$5,083,843	(3,952,892)	$(29,386,141)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Large Cap Value Fund Service Class
Sold	47,833	$360,635	97,647	$680,962
Issued as reinvestment of dividends	27,723	201,827	197,196	1,350,789
Redeemed	(244,670)	(1,765,182)	(977,616)	(6,726,298)

Net increase (decrease)	(169,114)	$(1,202,720)	(682,773)	$(4,694,547)

Large Cap Value Fund Administrative Class
Sold	72,353	$532,384	154,722	$1,085,633
Issued as reinvestment of dividends	115,640	836,079	292,564	1,995,283
Redeemed	(81,730)	(597,148)	(951,428)	(6,900,239)

Net increase (decrease)	106,263	$771,315	(504,142)	$(3,819,323)

Large Cap Value Fund Class A
Sold	120,958	$895,575	185,339	$1,301,610
Issued as reinvestment of dividends	253,535	1,830,521	644,641	4,390,007
Redeemed	(616,409)	(4,499,246)	(1,600,947)	(11,340,939)

Net increase (decrease)	(241,916)	$(1,773,150)	(770,967)	$(5,649,322)

Large Cap Value Fund Class R4
Sold	53,787	$383,489	-	$-
Issued as reinvestment of dividends	3,696	26,420	2	13
Redeemed	(1,531)	(10,940)	(14)	(99)

Net increase (decrease)	55,952	$398,969	(12)	$(86)

Large Cap Value Fund Class R3
Sold	-	$-	-	$-
Issued as reinvestment of dividends	509	3,593	1,542	10,277
Redeemed	(1,001)	(7,298)	(4,945)	(35,424)

Net increase (decrease)	(492)	$(3,705)	(3,403)	$(25,147)

S&P 500 Index Fund Class I
Sold	4,083,216	$80,111,418	10,127,359	$186,093,714
Issued as reinvestment of dividends	3,547,486	67,756,985	2,041,101	36,719,404
Redeemed	(4,743,608)	(92,408,350)	(5,760,107)	(106,621,375)

Net increase (decrease)	2,887,094	$55,460,053	6,408,353	$116,191,743

S&P 500 Index Fund Class R5
Sold	3,017,271	$58,842,713	7,434,694	$135,466,488
Issued as reinvestment of dividends	2,367,656	45,340,604	1,795,938	32,380,771
Redeemed	(13,286,655)	(261,416,355)	(16,334,513)	(297,378,710)

Net increase (decrease)	(7,901,728)	$(157,233,038)	(7,103,881)	$(129,531,451)

S&P 500 Index Fund Service Class
Sold	3,012,498	$58,590,950	5,613,320	$102,847,120
Issued as reinvestment of dividends	1,554,128	29,808,182	1,337,922	24,162,868
Redeemed	(3,935,514)	(76,441,141)	(17,553,808)	(330,728,860)

Net increase (decrease)	631,112	$11,957,991	(10,602,566)	$(203,718,872)

S&P 500 Index Fund Administrative Class
Sold	2,703,655	$52,309,404	5,191,140	$93,571,191
Issued as reinvestment of dividends	1,625,772	30,775,862	956,766	17,068,708
Redeemed	(3,490,571)	(66,655,976)	(8,286,473)	(150,774,758)

Net increase (decrease)	838,856	$16,429,290	(2,138,567)	$(40,134,859)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
S&P 500 Index Fund Class A
Sold	264,735	$5,034,819	726,100	$12,765,271
Issued as reinvestment of dividends	69,787	1,304,310	32,110	566,093
Redeemed	(120,059)	(2,290,032)	(319,623)	(5,928,993)

Net increase (decrease)	214,463	$4,049,097	438,587	$7,402,371

S&P 500 Index Fund Class R4
Sold	4,218,874	$80,572,272	7,548,583	$135,485,760
Issued as reinvestment of dividends	1,994,051	37,408,394	1,125,782	19,926,344
Redeemed	(6,129,693)	(116,351,937)	(6,554,397)	(117,893,789)

Net increase (decrease)	83,232	$1,628,729	2,119,968	$37,518,315

S&P 500 Index Fund Class R3
Sold	2,015,799	$38,111,476	3,933,638	$69,670,035
Issued as reinvestment of dividends	338,878	6,248,902	88,139	1,537,139
Redeemed	(302,650)	(5,642,142)	(383,519)	(6,850,596)

Net increase (decrease)	2,052,027	$38,718,236	3,638,258	$64,356,578

Equity Opportunities Fund Class I
Sold	1,317,592	$26,389,390	3,366,425	$58,152,025
Issued as reinvestment of dividends	362,780	7,226,583	2,177,077	37,402,189
Redeemed	(1,551,917)	(30,467,748)	(5,132,513)	(91,361,873)

Net increase (decrease)	128,455	$3,148,225	410,989	$4,192,341

Equity Opportunities Fund Class R5
Sold	835,249	$16,915,816	1,086,002	$18,938,224
Issued as reinvestment of dividends	326,293	6,519,318	2,206,746	38,022,230
Redeemed	(2,238,429)	(44,976,842)	(4,689,569)	(83,266,716)

Net increase (decrease)	(1,076,887)	$(21,541,708)	(1,396,821)	$(26,306,262)

Equity Opportunities Fund Service Class
Sold	318,913	$6,223,685	540,059	$9,378,730
Issued as reinvestment of dividends	108,721	2,142,882	741,552	12,606,386
Redeemed	(866,561)	(16,932,983)	(1,442,287)	(24,994,802)

Net increase (decrease)	(438,927)	$(8,566,416)	(160,676)	$(3,009,686)

Equity Opportunities Fund Administrative Class
Sold	444,498	$8,679,798	651,473	$11,115,509
Issued as reinvestment of dividends	131,693	2,570,661	946,229	15,934,491
Redeemed	(1,296,646)	(24,976,249)	(1,776,639)	(31,023,770)

Net increase (decrease)	(720,455)	$(13,725,790)	(178,937)	$(3,973,770)

Equity Opportunities Fund Class A
Sold	300,212	$5,721,476	530,391	$9,065,368
Issued as reinvestment of dividends	183,549	3,463,563	1,899,937	30,949,974
Redeemed	(2,656,099)	(48,365,072)	(3,904,504)	(64,756,380)

Net increase (decrease)	(2,172,338)	$(39,180,033)	(1,474,176)	$(24,741,038)

Equity Opportunities Fund Class R4
Sold	128,210	$2,275,279	304,677	$5,245,752
Issued as reinvestment of dividends	13,668	255,604	38,940	630,425
Redeemed	(62,303)	(1,196,130)	(84,269)	(1,349,619)

Net increase (decrease)	79,575	$1,334,753	259,348	$4,526,558

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Equity Opportunities Fund Class R3
Sold	30,342	$546,929	85,499	$1,463,128
Issued as reinvestment of dividends	6,603	118,468	34,081	529,625
Redeemed	(31,924)	(568,461)	(36,528)	(619,746)

Net increase (decrease)	5,021	$96,936	83,052	$1,373,007

Fundamental Growth Fund Class I
Sold	1,731,472	$13,088,672	2,547,288	$20,169,478
Issued as reinvestment of dividends	978,216	6,955,117	1,141,055	8,820,353
Redeemed	(1,760,972)	(13,264,300)	(5,988,530)	(47,499,634)

Net increase (decrease)	948,716	$6,779,489	(2,300,187)	$(18,509,803)

Fundamental Growth Fund Class R5
Sold	202,551	$1,505,472	669,326	$5,135,912
Issued as reinvestment of dividends	372,264	2,654,243	301,142	2,333,849
Redeemed	(428,374)	(3,368,982)	(578,911)	(4,451,740)

Net increase (decrease)	146,441	$790,733	391,557	$3,018,021

Fundamental Growth Fund Service Class
Sold	125,523	$931,274	169,303	$1,318,083
Issued as reinvestment of dividends	119,665	837,655	90,111	686,651
Redeemed	(42,620)	(319,305)	(138,133)	(1,055,658)

Net increase (decrease)	202,568	$1,449,624	121,281	$949,076

Fundamental Growth Fund Administrative Class
Sold	121,575	$893,393	238,954	$1,879,430
Issued as reinvestment of dividends	190,341	1,301,936	163,998	1,225,067
Redeemed	(276,979)	(1,991,062)	(388,524)	(2,875,815)

Net increase (decrease)	34,937	$204,267	14,428	$228,682

Fundamental Growth Fund Class A
Sold	193,517	$1,352,536	343,219	$2,504,676
Issued as reinvestment of dividends	298,913	1,960,867	280,669	2,020,819
Redeemed	(416,329)	(2,983,717)	(760,199)	(5,571,803)

Net increase (decrease)	76,101	$329,686	(136,311)	$(1,046,308)

Fundamental Growth Fund Class R4
Sold	155,884	$1,108,751	85,556	$611,449
Issued as reinvestment of dividends	30,194	196,260	2,678	19,193
Redeemed	(21,728)	(152,765)	(16,634)	(117,452)

Net increase (decrease)	164,350	$1,152,246	71,600	$513,190

Fundamental Growth Fund Class R3
Sold	83,477	$567,104	208,256	$1,425,953
Issued as reinvestment of dividends	37,245	229,429	8,254	56,456
Redeemed	(29,072)	(199,868)	(39,761)	(267,642)

Net increase (decrease)	91,650	$596,665	176,749	$1,214,767

Blue Chip Growth Fund Class I
Sold	23,212,823	$370,913,714	14,862,659	$232,116,521
Issued as reinvestment of dividends	1,517,252	24,124,298	3,535,563	56,356,872
Redeemed	(5,425,368)	(88,288,269)	(6,084,355)	(97,969,340)

Net increase (decrease)	19,304,707	$306,749,743	12,313,867	$190,504,053

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class R5
Sold	2,624,227	$43,583,969	4,801,764	$78,179,165
Issued as reinvestment of dividends	1,014,640	16,112,476	4,920,932	78,390,455
Redeemed	(3,293,139)	(54,682,912)	(16,201,183)	(256,462,891)

Net increase (decrease)	345,728	$5,013,533	(6,478,487)	$(99,893,271)

Blue Chip Growth Fund Service Class
Sold	794,108	$12,989,497	4,250,516	$69,254,595
Issued as reinvestment of dividends	541,423	8,527,419	2,373,491	37,501,158
Redeemed	(7,293,350)	(115,859,942)	(5,284,435)	(82,660,814)

Net increase (decrease)	(5,957,819)	$(94,343,026)	1,339,572	$24,094,939

Blue Chip Growth Fund Administrative Class
Sold	1,166,658	$18,591,769	2,005,805	$32,220,167
Issued as reinvestment of dividends	650,740	10,119,009	2,486,045	38,807,167
Redeemed	(1,729,521)	(27,936,979)	(3,619,543)	(57,337,840)

Net increase (decrease)	87,877	$773,799	872,307	$13,689,494

Blue Chip Growth Fund Class A
Sold	544,590	$8,399,689	1,760,146	$26,797,121
Issued as reinvestment of dividends	432,843	6,471,007	1,771,499	26,643,342
Redeemed	(1,803,677)	(27,755,424)	(2,459,732)	(36,782,915)

Net increase (decrease)	(826,244)	$(12,884,728)	1,071,913	$16,657,548

Blue Chip Growth Fund Class R4
Sold	903,916	$13,865,174	1,752,959	$26,219,066
Issued as reinvestment of dividends	143,797	2,146,888	262,389	3,943,712
Redeemed	(356,429)	(5,526,421)	(386,193)	(5,770,075)

Net increase (decrease)	691,284	$10,485,641	1,629,155	$24,392,703

Blue Chip Growth Fund Class R3
Sold	603,414	$8,780,526	1,364,827	$19,543,732
Issued as reinvestment of dividends	85,090	1,196,363	81,838	1,163,726
Redeemed	(186,718)	(2,724,545)	(152,381)	(2,196,306)

Net increase (decrease)	501,786	$7,252,344	1,294,284	$18,511,152

Growth Opportunities Fund Class I
Sold	2,084,609	$21,124,089	7,342,454	$77,365,291
Issued as reinvestment of dividends	2,537,010	24,329,924	3,586,120	38,981,121
Redeemed	(6,263,400)	(63,533,797)	(10,357,640)	(109,952,101)

Net increase (decrease)	(1,641,781)	$(18,079,784)	570,934	$6,394,311

Growth Opportunities Fund Class R5
Sold	1,089,178	$10,945,427	1,544,312	$16,314,440
Issued as reinvestment of dividends	1,384,723	13,168,716	2,204,066	23,803,912
Redeemed	(3,220,160)	(32,739,904)	(6,026,743)	(62,688,417)

Net increase (decrease)	(746,259)	$(8,625,761)	(2,278,365)	$(22,570,065)

Growth Opportunities Fund Service Class
Sold	481,416	$4,720,743	1,751,891	$19,083,532
Issued as reinvestment of dividends	1,140,828	10,598,292	1,686,949	17,831,054
Redeemed	(3,012,528)	(28,905,821)	(3,141,277)	(31,742,200)

Net increase (decrease)	(1,390,284)	$(13,586,786)	297,563	$5,172,386

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Growth Opportunities Fund Administrative Class
Sold	501,876	$4,787,862	836,054	$8,461,631
Issued as reinvestment of dividends	743,653	6,692,874	1,211,646	12,455,718
Redeemed	(1,071,841)	(10,233,390)	(3,403,565)	(33,190,176)

Net increase (decrease)	173,688	$1,247,346	(1,355,865)	$(12,272,827)

Growth Opportunities Fund Class A
Sold	486,280	$4,367,330	624,026	$5,796,869
Issued as reinvestment of dividends	880,710	7,450,808	1,704,082	16,597,761
Redeemed	(2,774,481)	(25,261,310)	(5,692,923)	(52,926,673)

Net increase (decrease)	(1,407,491)	$(13,443,172)	(3,364,815)	$(30,532,043)

Growth Opportunities Fund Class R4
Sold	265,134	$2,439,952	616,217	$6,174,854
Issued as reinvestment of dividends	74,731	635,215	65,563	639,893
Redeemed	(253,524)	(2,271,495)	(252,838)	(2,319,896)

Net increase (decrease)	86,341	$803,672	428,942	$4,494,851

Growth Opportunities Fund Class R3
Sold	31,489	$265,316	35,538	$314,524
Issued as reinvestment of dividends	9,476	74,953	10,153	93,106
Redeemed	(15,743)	(128,485)	(30,472)	(259,283)

Net increase (decrease)	25,222	$211,784	15,219	$148,347

Mid-Cap Value Fund Class I
Sold	1,653,261	$23,167,825	2,495,317	$32,470,619
Issued as reinvestment of dividends	252,109	3,637,931	1,173,829	14,226,812
Redeemed	(3,075,226)	(43,481,458)	(5,190,999)	(71,910,338)

Net increase (decrease)	(1,169,856)	$(16,675,702)	(1,521,853)	$(25,212,907)

Mid-Cap Value Fund Class R5
Sold	59,934	$866,472	127,107	$1,646,344
Issued as reinvestment of dividends	17,361	252,075	79,014	963,968
Redeemed	(54,454)	(796,172)	(299,874)	(4,014,516)

Net increase (decrease)	22,841	$322,375	(93,753)	$(1,404,204)

Mid-Cap Value Fund Service Class
Sold	6	$85	17,883	$205,717
Issued as reinvestment of dividends	4,755	68,901	34,484	419,323
Redeemed	(28,360)	(409,894)	(89,911)	(1,199,897)

Net increase (decrease)	(23,599)	$(340,908)	(37,544)	$(574,857)

Mid-Cap Value Fund Administrative Class
Sold	12,968	$191,141	29,286	$403,592
Issued as reinvestment of dividends	1,597	23,466	2,965	36,593
Redeemed	(6,076)	(89,630)	(4,309)	(58,295)

Net increase (decrease)	8,489	$124,977	27,942	$381,890

Mid-Cap Value Fund Class A
Sold	24,147	$348,437	61,093	$794,363
Issued as reinvestment of dividends	3,856	55,905	27,545	335,769
Redeemed	(31,901)	(460,694)	(126,981)	(1,658,002)

Net increase (decrease)	(3,898)	$(56,352)	(38,343)	$(527,870)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Mid-Cap Value Fund Class R4
Sold	2,192	$29,358	108	$1,418
Issued as reinvestment of dividends	65	945	2	28
Redeemed	(41)	(572)	(15)	(209)

Net increase (decrease)	2,216	$29,731	95	$1,237

Mid-Cap Value Fund Class R3
Sold	5,579	$80,009	1,557	$19,762
Issued as reinvestment of dividends	201	2,892	1,146	13,852
Redeemed	(586)	(8,265)	(1,616)	(20,825)

Net increase (decrease)	5,194	$74,636	1,087	$12,789

Small Cap Value Equity Fund Class I
Sold	773,637	$13,080,906	4,656,033	$68,492,489
Issued as reinvestment of dividends	407,400	7,003,209	186,610	2,730,108
Redeemed	(2,079,326)	(34,794,620)	(1,765,831)	(25,758,018)

Net increase (decrease)	(898,289)	$(14,710,505)	3,076,812	$45,464,579

Small Cap Value Equity Fund Class R5
Sold	201,845	$3,412,983	473,708	$7,131,853
Issued as reinvestment of dividends	171,524	2,951,933	243,625	3,566,662
Redeemed	(937,250)	(16,090,559)	(4,034,682)	(59,201,820)

Net increase (decrease)	(563,881)	$(9,725,643)	(3,317,349)	$(48,503,305)

Small Cap Value Equity Fund Service Class
Sold	46,916	$806,178	289,671	$4,586,399
Issued as reinvestment of dividends	24,682	425,749	17,628	258,786
Redeemed	(51,191)	(878,095)	(78,874)	(1,188,006)

Net increase (decrease)	20,407	$353,832	228,425	$3,657,179

Small Cap Value Equity Fund Administrative Class
Sold	241,842	$4,305,231	63,978	$982,855
Issued as reinvestment of dividends	27,941	479,474	10,262	150,036
Redeemed	(35,190)	(601,889)	(183,347)	(2,891,855)

Net increase (decrease)	234,593	$4,182,816	(109,107)	$(1,758,964)

Small Cap Value Equity Fund Class A
Sold	101,430	$1,713,931	223,793	$3,430,864
Issued as reinvestment of dividends	29,109	498,354	15,791	230,384
Redeemed	(101,408)	(1,697,036)	(133,836)	(1,956,953)

Net increase (decrease)	29,131	$515,249	105,748	$1,704,295

Small Cap Value Equity Fund Class R4
Sold	41,230	$674,399	79,717	$1,243,218
Issued as reinvestment of dividends	5,092	86,710	2,729	39,618
Redeemed	(39,778)	(637,399)	(17,345)	(255,307)

Net increase (decrease)	6,544	$123,710	65,101	$1,027,529

Small Cap Value Equity Fund Class R3
Sold	14,035	$232,439	20,584	$302,236
Issued as reinvestment of dividends	1,304	22,210	137	1,996
Redeemed	(371)	(6,261)	(1,682)	(26,264)

Net increase (decrease)	14,968	$248,388	19,039	$277,968

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Small Company Value Fund Class I
Sold	1,291,543	$15,885,577	1,908,765	$20,824,044
Issued as reinvestment of dividends	178,796	2,247,465	2,891,985	29,209,049
Redeemed	(2,263,734)	(27,541,433)	(3,328,874)	(36,510,638)

Net increase (decrease)	(793,395)	$(9,408,391)	1,471,876	$13,522,455

Small Company Value Fund Class R5
Sold	975,476	$11,894,393	854,150	$9,159,892
Issued as reinvestment of dividends	147,164	1,858,678	2,704,641	27,452,111
Redeemed	(3,343,240)	(41,664,957)	(3,935,998)	(42,193,058)

Net increase (decrease)	(2,220,600)	$(27,911,886)	(377,207)	$(5,581,055)

Small Company Value Fund Service Class
Sold	96,909	$1,179,127	246,503	$2,609,640
Issued as reinvestment of dividends	17,279	217,193	388,961	3,932,394
Redeemed	(410,943)	(4,833,388)	(520,112)	(5,439,410)

Net increase (decrease)	(296,755)	$(3,437,068)	115,352	$1,102,624

Small Company Value Fund Administrative Class
Sold	144,486	$1,750,165	199,771	$2,187,363
Issued as reinvestment of dividends	20,162	249,821	416,894	4,152,265
Redeemed	(372,531)	(4,511,879)	(555,490)	(5,826,695)

Net increase (decrease)	(207,883)	$(2,511,893)	61,175	$512,933

Small Company Value Fund Class A
Sold	150,214	$1,766,966	176,322	$1,859,148
Issued as reinvestment of dividends	23,811	287,164	737,719	7,155,864
Redeemed	(574,020)	(6,393,792)	(888,801)	(9,267,533)

Net increase (decrease)	(399,995)	$(4,339,662)	25,240	$(252,521)

Small Company Value Fund Class R4
Sold	21,754	$230,547	10,772	$111,338
Issued as reinvestment of dividends	472	5,631	358	3,452
Redeemed	(122)	(1,439)	(1,339)	(14,072)

Net increase (decrease)	22,104	$234,739	9,791	$100,718

Small Company Value Fund Class R3
Sold	2,015	$22,230	2,448	$26,188
Issued as reinvestment of dividends	112	1,281	1,738	15,919
Redeemed	(599)	(6,743)	(662)	(8,148)

Net increase (decrease)	1,528	$16,768	3,524	$33,959

S&P Mid Cap Index Fund Class I
Sold	1,557,783	$21,133,783	4,355,241	$55,642,526
Issued as reinvestment of dividends	633,073	8,356,561	649,394	7,825,196
Redeemed	(769,840)	(10,449,336)	(10,625,732)	(137,469,051)

Net increase (decrease)	1,421,016	$19,041,008	(5,621,097)	$(74,001,329)

S&P Mid Cap Index Fund Class R5
Sold	1,060,913	$14,480,839	940,527	$11,717,874
Issued as reinvestment of dividends	179,812	2,366,321	52,494	631,503
Redeemed	(445,557)	(6,046,549)	(323,871)	(4,115,542)

Net increase (decrease)	795,168	$10,800,611	669,150	$8,233,835

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
S&P Mid Cap Index Fund Service Class
Sold	479,026	$6,549,550	753,305	$9,412,680
Issued as reinvestment of dividends	201,627	2,643,334	66,663	799,955
Redeemed	(320,963)	(4,337,907)	(425,022)	(5,460,606)

Net increase (decrease)	359,690	$4,854,977	394,946	$4,752,029

S&P Mid Cap Index Fund Administrative Class
Sold	681,582	$9,186,150	1,287,492	$16,228,818
Issued as reinvestment of dividends	479,844	6,295,545	220,172	2,642,062
Redeemed	(1,374,651)	(18,374,643)	(882,193)	(11,061,621)

Net increase (decrease)	(213,225)	$(2,892,948)	625,471	$7,809,259

S&P Mid Cap Index Fund Class A
Sold	562,887	$7,553,240	1,051,985	$13,208,349
Issued as reinvestment of dividends	332,874	4,360,651	154,785	1,855,870
Redeemed	(1,237,117)	(16,412,316)	(680,053)	(8,740,095)

Net increase (decrease)	(341,356)	$(4,498,425)	526,717	$6,324,124

S&P Mid Cap Index Fund Class R4
Sold	2,089,410	$27,829,402	1,898,502	$23,804,594
Issued as reinvestment of dividends	313,015	4,084,853	80,755	965,023
Redeemed	(234,560)	(3,121,588)	(359,416)	(4,489,371)

Net increase (decrease)	2,167,865	$28,792,667	1,619,841	$20,280,246

S&P Mid Cap Index Fund Class R3
Sold	2,109,449	$27,991,954	2,000,894	$25,110,269
Issued as reinvestment of dividends	283,828	3,695,437	59,452	709,852
Redeemed	(196,144)	(2,624,264)	(230,580)	(2,868,456)

Net increase (decrease)	2,197,133	$29,063,127	1,829,766	$22,951,665

Russell 2000 Small Cap Index Fund Class I
Sold	1,432,881	$18,590,735	3,624,240	$41,475,122
Issued as reinvestment of dividends	719,419	9,244,537	593,889	6,663,435
Redeemed	(1,039,798)	(13,275,110)	(10,502,299)	(124,332,126)

Net increase (decrease)	1,112,502	$14,560,162	(6,284,170)	$(76,193,569)

Russell 2000 Small Cap Index Fund Class R5
Sold	339,080	$4,398,832	610,101	$6,895,801
Issued as reinvestment of dividends	88,849	1,141,707	27,481	308,615
Redeemed	(677,616)	(8,788,992)	(125,306)	(1,435,553)

Net increase (decrease)	(249,687)	$(3,248,453)	512,276	$5,768,863

Russell 2000 Small Cap Index Fund Service Class
Sold	445,052	$5,693,240	657,605	$7,374,314
Issued as reinvestment of dividends	92,310	1,178,803	23,914	266,876
Redeemed	(167,528)	(2,185,931)	(335,666)	(3,954,820)

Net increase (decrease)	369,834	$4,686,112	345,853	$3,686,370

Russell 2000 Small Cap Index Fund Administrative Class
Sold	622,835	$7,976,623	1,207,392	$13,569,152
Issued as reinvestment of dividends	250,548	3,207,019	100,484	1,124,417
Redeemed	(805,267)	(10,299,330)	(543,599)	(6,185,521)

Net increase (decrease)	68,116	$884,312	764,277	$8,508,048

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Russell 2000 Small Cap Index Fund Class A
Sold	291,129	$3,696,027	524,544	$5,968,111
Issued as reinvestment of dividends	107,940	1,375,156	42,335	472,035
Redeemed	(238,292)	(3,058,442)	(270,190)	(3,111,451)

Net increase (decrease)	160,777	$2,012,741	296,689	$3,328,695

Russell 2000 Small Cap Index Fund Class R4
Sold	999,995	$12,706,725	1,755,046	$19,748,897
Issued as reinvestment of dividends	175,914	2,234,113	43,772	486,743
Redeemed	(217,357)	(2,775,084)	(289,254)	(3,272,811)

Net increase (decrease)	958,552	$12,165,754	1,509,564	$16,962,829

Russell 2000 Small Cap Index Fund Class R3
Sold	1,050,036	$13,282,309	1,413,714	$16,004,347
Issued as reinvestment of dividends	140,014	1,773,978	29,679	329,730
Redeemed	(181,319)	(2,312,920)	(184,010)	(2,073,417)

Net increase (decrease)	1,008,731	$12,743,367	1,259,383	$14,260,660

Mid Cap Growth Fund Class I
Sold	22,982,303	$438,130,391	49,383,910	$910,970,892
Issued as reinvestment of dividends	4,289,736	80,089,376	4,524,359	81,664,689
Redeemed	(9,553,502)	(181,342,833)	(10,371,505)	(188,862,127)

Net increase (decrease)	17,718,537	$336,876,934	43,536,764	$803,773,454

Mid Cap Growth Fund Class R5
Sold	9,642,499	$185,574,593	18,173,123	$331,978,269
Issued as reinvestment of dividends	1,840,557	34,123,932	3,079,294	55,211,743
Redeemed	(9,827,617)	(186,213,870)	(12,215,414)	(218,996,661)

Net increase (decrease)	1,655,439	$33,484,655	9,037,003	$168,193,351

Mid Cap Growth Fund Service Class
Sold	1,016,737	$18,832,160	4,042,867	$73,640,921
Issued as reinvestment of dividends	573,119	10,407,836	1,180,675	20,768,068
Redeemed	(2,619,884)	(48,465,951)	(5,669,807)	(100,713,680)

Net increase (decrease)	(1,030,028)	$(19,225,955)	(446,265)	$(6,304,691)

Mid Cap Growth Fund Administrative Class
Sold	1,074,474	$19,209,155	2,899,172	$49,335,238
Issued as reinvestment of dividends	891,757	15,578,988	1,779,900	30,187,112
Redeemed	(3,331,927)	(59,108,684)	(6,338,164)	(109,212,665)

Net increase (decrease)	(1,365,696)	$(24,320,541)	(1,659,092)	$(29,690,315)

Mid Cap Growth Fund Class A
Sold	551,552	$9,218,343	1,998,535	$32,625,483
Issued as reinvestment of dividends	835,385	13,641,826	1,701,476	27,155,552
Redeemed	(3,185,441)	(52,793,281)	(4,338,691)	(70,001,122)

Net increase (decrease)	(1,798,504)	$(29,933,112)	(638,680)	$(10,220,087)

Mid Cap Growth Fund Class R4
Sold	1,334,530	$22,305,234	2,958,640	$48,085,568
Issued as reinvestment of dividends	188,367	3,089,225	103,228	1,651,643
Redeemed	(594,935)	(10,000,012)	(540,982)	(8,810,057)

Net increase (decrease)	927,962	$15,394,447	2,520,886	$40,927,154

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Mid Cap Growth Fund Class R3
Sold	363,637	$5,698,079	807,955	$12,316,910
Issued as reinvestment of dividends	59,020	900,059	41,802	625,777
Redeemed	(91,547)	(1,421,361)	(262,967)	(4,061,077)

Net increase (decrease)	331,110	$5,176,777	586,790	$8,881,610

Small Cap Growth Equity Fund Class I
Sold	1,899,084	$25,613,565	6,619,365	$80,155,091
Issued as reinvestment of dividends	-	-	4,007,138	49,247,720
Redeemed	(2,894,657)	(38,801,315)	(5,091,392)	(63,993,740)

Net increase (decrease)	(995,573)	$(13,187,750)	5,535,111	$65,409,071

Small Cap Growth Equity Fund Class R5
Sold	718,148	$9,596,061	470,983	$5,959,392
Issued as reinvestment of dividends	-	-	2,681,713	32,663,269
Redeemed	(1,744,301)	(23,846,848)	(5,113,794)	(64,112,395)

Net increase (decrease)	(1,026,153)	$(14,250,787)	(1,961,098)	$(25,489,734)

Small Cap Growth Equity Fund Service Class
Sold	272,430	$3,576,898	912,807	$12,049,219
Issued as reinvestment of dividends	-	-	765,507	8,902,844
Redeemed	(690,131)	(8,647,487)	(1,191,270)	(14,073,892)

Net increase (decrease)	(417,701)	$(5,070,589)	487,044	$6,878,171

Small Cap Growth Equity Fund Administrative Class
Sold	415,771	$5,051,692	295,651	$3,435,994
Issued as reinvestment of dividends	-	-	643,562	7,098,493
Redeemed	(570,523)	(6,869,724)	(820,251)	(9,716,299)

Net increase (decrease)	(154,752)	$(1,818,032)	118,962	$818,188

Small Cap Growth Equity Fund Class A
Sold	141,807	$1,574,408	278,604	$2,905,950
Issued as reinvestment of dividends	-	-	1,088,692	10,919,581
Redeemed	(870,576)	(9,407,565)	(1,138,884)	(11,769,017)

Net increase (decrease)	(728,769)	$(7,833,157)	228,412	$2,056,514

Small Cap Growth Equity Fund Class R4
Sold	104,881	$1,148,244	163,608	$1,681,826
Issued as reinvestment of dividends	-	-	15,613	157,063
Redeemed	(50,176)	(550,355)	(45,671)	(443,199)

Net increase (decrease)	54,705	$597,889	133,550	$1,395,690

Small Cap Growth Equity Fund Class R3
Sold	78,062	$755,382	125,369	$1,178,785
Issued as reinvestment of dividends	-	-	13,192	119,521
Redeemed	(38,816)	(377,216)	(33,756)	(303,619)

Net increase (decrease)	39,246	$378,166	104,805	$994,687

Diversified International Fund Class I
Sold	893,360	$5,767,849	3,745,109	$23,601,885
Issued as reinvestment of dividends	346,957	2,182,357	14,450	92,480
Redeemed	(4,985,584)	(32,541,813)	(7,936,334)	(50,683,179)

Net increase (decrease)	(3,745,267)	$(24,591,607)	(4,176,775)	$(26,988,814)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Diversified International Fund Class R5
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	(1,821)	(11,654)

Net increase (decrease)	-	$-	(1,821)	$(11,654)

Diversified International Fund Service Class
Sold	971	$6,436	6,855	$45,639
Issued as reinvestment of dividends	1,348	8,710	-	-
Redeemed	(11,311)	(77,482)	(4,320)	(28,373)

Net increase (decrease)	(8,992)	$(62,336)	2,535	$17,266

Diversified International Fund Administrative Class
Sold	9,189	$60,312	8,411	$53,822
Issued as reinvestment of dividends	983	6,428	-	-
Redeemed	(781)	(5,278)	(518)	(3,335)

Net increase (decrease)	9,391	$61,462	7,893	$50,487

Diversified International Fund Class A
Sold	3,920	$25,508	13,524	$86,771
Issued as reinvestment of dividends	2,156	13,539	-	-
Redeemed	(7,794)	(50,709)	(61,730)	(388,612)

Net increase (decrease)	(1,718)	$(11,662)	(48,206)	$(301,841)

Diversified International Fund Class R4
Sold	17,367	$110,126	181,733	$1,143,459
Issued as reinvestment of dividends	9,942	62,141	44	280
Redeemed	(101,493)	(649,896)	(20,496)	(125,810)

Net increase (decrease)	(74,184)	$(477,629)	161,281	$1,017,929

Diversified International Fund Class R3
Sold	25,342	$158,972	25,400	$168,030
Issued as reinvestment of dividends	1,842	11,477	-	-
Redeemed	(3,471)	(22,001)	(10,262)	(68,386)

Net increase (decrease)	23,713	$148,448	15,138	$99,644

MSCI EAFE International Index Fund Class I
Sold	3,425,074	$39,281,995	7,534,443	$88,368,254
Issued as reinvestment of dividends	551,030	6,099,905	645,375	7,499,263
Redeemed	(1,902,192)	(22,541,808)	(24,221,752)	(286,312,734)

Net increase (decrease)	2,073,912	$22,840,092	(16,041,934)	$(190,445,217)

MSCI EAFE International Index Fund Class R5
Sold	674,293	$7,858,216	1,499,240	$17,823,032
Issued as reinvestment of dividends	192,796	2,134,245	57,837	672,645
Redeemed	(2,238,049)	(25,573,706)	(265,410)	(3,031,095)

Net increase (decrease)	(1,370,960)	$(15,581,245)	1,291,667	$15,464,582

MSCI EAFE International Index Fund Service Class
Sold	669,824	$7,799,376	499,934	$5,671,657
Issued as reinvestment of dividends	105,318	1,162,704	29,796	345,628
Redeemed	(201,081)	(2,318,185)	(407,232)	(4,697,410)

Net increase (decrease)	574,061	$6,643,895	122,498	$1,319,875

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MSCI EAFE International Index Fund Administrative Class
Sold	589,241	$6,821,154	1,419,181	$16,239,900
Issued as reinvestment of dividends	242,902	2,679,200	71,276	826,087
Redeemed	(478,589)	(5,492,387)	(1,045,037)	(12,162,835)

Net increase (decrease)	353,554	$4,007,967	445,420	$4,903,152

MSCI EAFE International Index Fund Class A
Sold	311,564	$3,590,324	373,294	$4,404,938
Issued as reinvestment of dividends	80,520	887,334	23,302	269,821
Redeemed	(160,779)	(1,840,587)	(365,641)	(4,274,831)

Net increase (decrease)	231,305	$2,637,071	30,955	$399,928

MSCI EAFE International Index Fund Class R4
Sold	1,212,441	$13,809,061	1,788,872	$20,582,139
Issued as reinvestment of dividends	174,314	1,910,479	23,481	270,735
Redeemed	(194,564)	(2,249,774)	(221,831)	(2,565,825)

Net increase (decrease)	1,192,191	$13,469,766	1,590,522	$18,287,049

MSCI EAFE International Index Fund Class R3
Sold	605,511	$6,965,651	1,749,342	$20,220,760
Issued as reinvestment of dividends	159,862	1,748,890	22,246	256,489
Redeemed	(156,660)	(1,811,581)	(126,900)	(1,466,873)

Net increase (decrease)	608,713	$6,902,960	1,644,688	$19,010,376

Overseas Fund Class I
Sold	9,478,938	$75,944,287	15,269,237	$116,388,130
Issued as reinvestment of dividends	914,295	7,122,357	656,753	5,063,565
Redeemed	(12,641,543)	(101,015,317)	(12,078,896)	(92,796,786)

Net increase (decrease)	(2,248,310)	$(17,948,673)	3,847,094	$28,654,909

Overseas Fund Class R5
Sold	908,508	$7,364,423	2,343,020	$18,067,799
Issued as reinvestment of dividends	367,452	2,873,471	317,415	2,456,793
Redeemed	(3,072,368)	(24,992,735)	(6,082,350)	(46,165,179)

Net increase (decrease)	(1,796,408)	$(14,754,841)	(3,421,915)	$(25,640,587)

Overseas Fund Service Class
Sold	665,049	$5,289,488	859,650	$6,535,356
Issued as reinvestment of dividends	175,384	1,364,491	140,630	1,082,851
Redeemed	(4,456,811)	(34,874,204)	(2,185,000)	(16,605,132)

Net increase (decrease)	(3,616,378)	$(28,220,225)	(1,184,720)	$(8,986,925)

Overseas Fund Administrative Class
Sold	304,258	$2,436,225	1,168,459	$8,803,196
Issued as reinvestment of dividends	91,828	720,851	60,989	473,888
Redeemed	(650,483)	(5,228,095)	(1,146,777)	(8,818,186)

Net increase (decrease)	(254,397)	$(2,071,019)	82,671	$458,898

Overseas Fund Class A
Sold	281,661	$2,222,570	1,233,779	$9,115,292
Issued as reinvestment of dividends	122,424	941,444	81,573	620,770
Redeemed	(1,570,135)	(12,293,350)	(1,474,233)	(11,054,883)

Net increase (decrease)	(1,166,050)	$(9,129,336)	(158,881)	$(1,318,821)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Overseas Fund Class R4
Sold	239,690	$1,853,768	519,411	$3,734,361
Issued as reinvestment of dividends	15,304	115,855	6,873	51,550
Redeemed	(299,234)	(2,300,191)	(112,376)	(826,736)

Net increase (decrease)	(44,240)	$(330,568)	413,908	$2,959,175

Overseas Fund Class R3
Sold	20,982	$164,213	124,989	$920,307
Issued as reinvestment of dividends	4,284	32,726	2,243	16,976
Redeemed	(41,191)	(324,863)	(45,134)	(334,723)

Net increase (decrease)	(15,925)	$(127,924)	82,098	$602,560

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2017, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2017, were waived for any redemptions or exchanges subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2017, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$992,078,512	$13,843,816	$(10,832,095)	$3,011,721
Strategic Bond Fund	442,327,960	9,111,868	(6,642,880)	2,468,988
Diversified Value Fund	305,090,958	75,872,044	(2,367,395)	73,504,649
Fundamental Value Fund	937,732,142	356,757,575	(42,605,558)	314,152,017
Large Cap Value Fund	177,885,751	32,936,973	(12,191,619)	20,745,354
S&P 500 Index Fund	2,190,036,521	1,662,368,655	(43,837,423)	1,618,531,232
Equity Opportunities Fund	725,563,470	12,081,632	(3,732,655)	8,348,977
Fundamental Growth Fund	107,652,456	20,330,539	(1,088,322)	19,242,217
Blue Chip Growth Fund	1,439,586,677	457,479,387	(22,361,047)	435,118,340
Growth Opportunities Fund	644,943,341	210,624,999	(30,085,354)	180,539,645
Mid-Cap Value Fund	98,801,928	12,938,078	(2,231,578)	10,706,500
Small Cap Value Equity Fund	147,421,648	49,473,991	(6,706,257)	42,767,734
Small Company Value Fund	249,296,168	56,696,559	(7,880,644)	48,815,915
S&P Mid Cap Index Fund	359,310,570	53,421,995	(12,237,400)	41,184,595
Russell 2000 Small Cap Index Fund	330,345,127	57,670,182	(20,796,268)	36,873,914
Mid Cap Growth Fund	3,350,903,640	786,827,428	(38,879,501)	747,947,927
Small Cap Growth Equity Fund	494,092,615	82,907,220	(13,288,074)	69,619,146
Diversified International Fund	15,013,530	2,302,092	(218,036)	2,084,056
MSCI EAFE International Index Fund	285,572,522	20,255,330	(16,080,940)	4,174,390
Overseas Fund	577,278,361	71,175,738	(18,509,930)	52,665,808

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2016, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2017	Expiring 2018
Strategic Bond Fund	$908,193	$-
Diversified International Fund	62,822,946	511,296
Overseas Fund	34,687,306	-

Net capital loss carryforwards for the Fund(s) shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

At September 30, 2016, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long term Capital Loss Carryforward
Small Cap Growth Equity Fund	$29,993,687	$-
Diversified International Fund	5,933,403	4,986,664
Overseas Fund	9,167,688	6,250,815

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2016, post-October capital losses:

Post-October Loss
Mid-Cap Value Fund	$877,083

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2016, late year ordinary losses:

Amount
Growth Opportunities Fund	$1,992,680
Small Cap Growth Equity Fund	579,637

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2016, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Total Return Bond Fund	$29,488,312	$1,042,786	$-
Strategic Bond Fund	7,802,659	-	-
Diversified Value Fund	4,692,444	-	-
Fundamental Value Fund	29,591,681	131,262,043	-
Large Cap Value Fund	7,972,411	25,017,422	-
S&P 500 Index® Fund	65,794,815	66,570,525	-
Equity Opportunities Fund	16,284,630	119,808,997	-
Fundamental Growth Fund	1,126,659	14,048,954	-
Blue Chip Growth Fund	21,224,134	221,601,768	-
Growth Opportunities Fund	-	110,424,886	-
Mid-Cap Value Fund	1,977,892	14,032,971	-
Small Cap Value Equity Fund	906,686	6,078,110	-
Small Company Value Fund	1,621,186	70,322,052	-
S&P Mid Cap Index Fund	4,950,383	10,489,519	-
Russell 2000 Small Cap Index Fund	4,309,399	5,349,070	-
Mid Cap Growth Fund	8,107,780	209,287,226	-
Small Cap Growth Equity Fund	767,123	108,210,213	154,727
Diversified International Fund	92,806	-	-
MSCI EAFE International Index Fund	9,425,297	719,575	-
Overseas Fund	9,767,695	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2016:

Amount
Diversified International Fund	$129,560
MSCI EAFE International Index Fund	732,441
Overseas Fund	1,120,254

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2016, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, non-taxable dividends basis adjustments, the deferral of wash sale losses, and deferred Trustee compensation.

At September 30, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$29,552,167	$7,729,193	$(213,122)	$10,618,573
Strategic Bond Fund	5,741,973	(908,193)	(43,116)	5,518,437
Diversified Value Fund	6,116,975	14,119,426	(76,870)	40,350,823
Fundamental Value Fund	19,025,385	89,228,915	(257,997)	257,261,029

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Large Cap Value Fund	$3,364,156	$8,861,962	$(149,715)	$1,292,274
S&P 500 Index® Fund	56,823,670	143,566,031	(534,355)	1,355,835,477
Equity Opportunities Fund	11,971,910	2,280,974	(159,811)	96,616,311
Fundamental Growth Fund	597,289	12,436,492	(18,781)	13,112,137
Blue Chip Growth Fund	-	62,016,891	(211,956)	332,908,360
Growth Opportunities Fund	-	55,192,292	(2,120,928)	186,184,023
Mid-Cap Value Fund	2,984,998	-	(905,271)	5,005,383
Small Cap Value Equity Fund	1,280,457	10,007,110	(26,129)	32,297,874
Small Company Value Fund	2,282,880	194,374	(103,719)	33,060,660
S&P Mid Cap Index Fund	4,078,120	26,630,477	(20,287)	12,147,096
Russell 2000 Small Cap Index Fund	3,807,795	15,286,437	(16,289)	6,434,917
Mid Cap Growth Fund	3,423,771	134,984,194	(354,676)	589,786,303
Small Cap Growth Equity Fund	-	(29,993,687)	(731,869)	42,876,376
Diversified International Fund	2,289,085	(74,254,309)	(28,508)	22,564
MSCI EAFE International Index Fund	11,810,502	4,355,325	(26,469)	(12,018,458)
Overseas Fund	13,171,210	(50,105,809)	(142,731)	(6,520,440)

The Funds did not have any unrecognized tax benefits at March 31, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2017, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management is still evaluating the impact of the Rule; however, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that each Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In December 2016, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-19, Technical Corrections and Improvements (“ASU 2016-19”). ASU 2016-19 includes simplification and minor improvements to topics on insurance and troubled debt restructuring. The amendment requires an entity to disclose when there has been a change in a valuation approach, a valuation technique, or both. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The guidance is effective for

Notes to Financial Statements (Unaudited) (Continued)

interim periods beginning after December 15, 2016. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each Fund’s financial position or its results of operations.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

10.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2017, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective April 28, 2017 (the “Termination Date”), the Diversified International Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Trustees. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in November 2016, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), approved renegotiated subadvisory agreements with T. Rowe Price Associates, Inc. (“T. Rowe Price”) for the Blue Chip Growth Fund, Small Company Value Fund, and Mid Cap Growth Fund, each of which is based on the new form of subadvisory agreement previously presented to the Trustees (“Renegotiated Subadvisory Agreements”). In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Renegotiated Subadvisory Agreements. In all of their deliberations, the Trustees were advised by independent counsel.

In reviewing the Renegotiated Subadvisory Agreements, the Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) T. Rowe Price and its personnel with responsibilities for providing services to the Blue Chip Growth Fund, Small Company Value Fund, and Mid Cap Growth Fund; (ii) the terms of the Renegotiated Subadvisory Agreements; and (iii) the scope and quality of services that T. Rowe Price will provide under the Renegotiated Subadvisory Agreements.

Prior to the votes being taken to approve the Renegotiated Subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the Renegotiated Subadvisory Agreements, including the anticipated level of MML Advisers’ oversight of the Blue Chip Growth Fund, Small Company Value Fund, and Mid Cap Growth Fund and the subadvisory process; and (ii) the terms of the Renegotiated Subadvisory Agreements are fair and reasonable with respect to the Blue Chip Growth Fund, Small Company Value Fund, and Mid Cap Growth Fund and are in the best interest of the Funds’ shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Renegotiated Subadvisory Agreements.

The Renegotiated Subadvisory Agreements became effective on February 1, 2017.

At their meeting in March 2017, the Trustees, including the Independent Trustees, approved new subadvisory agreements (“New Subadvisory Agreements”) with T. Rowe Price and Wellington Management Company LLP (“Wellington Management”) for the Equity Opportunities Fund. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Subadvisory Agreements. In all of their deliberations, the Trustees were advised by independent counsel.

Other Information (Unaudited) (Continued)

In reviewing the New Subadvisory Agreements, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) T. Rowe Price and Wellington Management and their respective personnel with responsibilities for providing services to the Equity Opportunities Fund; (ii) the terms of the New Subadvisory Agreements; (iii) the scope and quality of services that T. Rowe Price and Wellington Management will provide under the New Subadvisory Agreements; (iv) the historical investment performance track records of T. Rowe Price and Wellington Management; and (v) the fees payable to T. Rowe Price and Wellington Management by MML Advisers for the Equity Opportunities Fund and the effect of such fees on the profitability to MML Advisers.

Prior to the votes being taken to approve the New Subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreements; (ii) MML Advisers’ projected level of profitability due to the New Subadvisory Agreements was not excessive and the subadvisory fee amounts under the New Subadvisory Agreements are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of T. Rowe Price and Wellington Management appear well suited to the Equity Opportunities Fund, given its investment objectives and policies; and (iv) the terms of the New Subadvisory Agreements are fair and reasonable with respect to the Equity Opportunities Fund and are in the best interests of the Equity Opportunities Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Subadvisory Agreements.

The New Subadvisory Agreements became effective on March 28, 2017.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2017

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2017:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2017.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Total Return Bond Fund
Class I	$1,000	0.35%	$984.60	$1.73	$1,023.20	$1.77
Class R5	1,000	0.45%	983.40	2.23	1,022.70	2.27
Service Class	1,000	0.55%	983.40	2.72	1,022.20	2.77
Administrative Class	1,000	0.65%	982.70	3.21	1,021.70	3.28
Class A	1,000	0.90%	981.80	4.45	1,020.40	4.53
Class R4	1,000	0.80%	982.20	3.95	1,020.90	4.03
Class R3	1,000	1.05%	980.20	5.18	1,019.70	5.29

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Strategic Bond Fund
Class I	$1,000	0.48%	$991.70	$2.38	$1,022.50	$2.42
Class R5	1,000	0.58%	991.80	2.88	1,022.00	2.92
Service Class	1,000	0.68%	990.30	3.37	1,021.50	3.43
Administrative Class	1,000	0.78%	990.30	3.87	1,021.00	3.93
Class A	1,000	1.03%	989.10	5.11	1,019.80	5.19
Class R4	1,000	0.93%	989.60	4.61	1,020.30	4.68
Class R3	1,000	1.18%	988.20	5.85	1,019.00	5.94
Diversified Value Fund
Class I	1,000	0.57%	1,121.80	3.02	1,022.10	2.87
Class R5	1,000	0.67%	1,121.00	3.54	1,021.60	3.38
Service Class	1,000	0.77%	1,119.90	4.07	1,021.10	3.88
Administrative Class	1,000	0.87%	1,119.60	4.60	1,020.60	4.38
Class A	1,000	1.12%	1,118.70	5.92	1,019.30	5.64
Class R4	1,000	1.02%	1,119.20	5.39	1,019.80	5.14
Class R3	1,000	1.27%	1,117.30	6.70	1,018.60	6.39
Fundamental Value Fund
Class I	1,000	0.63%	1,098.10	3.30	1,021.80	3.18
Class R5	1,000	0.73%	1,097.50	3.82	1,021.30	3.68
Service Class	1,000	0.83%	1,096.50	4.34	1,020.80	4.18
Administrative Class	1,000	0.93%	1,096.90	4.86	1,020.30	4.68
Class A	1,000	1.18%	1,094.60	6.16	1,019.00	5.94
Class R4	1,000	1.08%	1,095.80	5.64	1,019.50	5.44
Class R3	1,000	1.33%	1,094.90	6.95	1,018.30	6.69
Large Cap Value Fund
Class I	1,000	0.63%	1,114.80	3.32	1,021.80	3.18
Class R5	1,000	0.73%	1,113.40	3.85	1,021.30	3.68
Service Class	1,000	0.83%	1,112.70	4.37	1,020.80	4.18
Administrative Class	1,000	0.93%	1,112.80	4.90	1,020.30	4.68
Class A	1,000	1.18%	1,110.20	6.21	1,019.00	5.94
Class R4	1,000	1.08%	1,112.70	5.69	1,019.50	5.44
Class R3	1,000	1.33%	1,110.30	7.00	1,018.30	6.69
S&P 500 Index Fund
Class I	1,000	0.12%	1,100.40	0.63	1,024.30	0.61
Class R5	1,000	0.22%	1,099.60	1.15	1,023.80	1.11
Service Class	1,000	0.37%	1,099.20	1.94	1,023.10	1.87
Administrative Class	1,000	0.47%	1,098.40	2.46	1,022.60	2.37
Class A	1,000	0.72%	1,097.30	3.76	1,021.30	3.63
Class R4	1,000	0.62%	1,097.90	3.24	1,021.80	3.13
Class R3	1,000	0.87%	1,096.00	4.55	1,020.60	4.38
Equity Opportunities Fund
Class I	1,000	0.73%	1,169.40	3.95	1,021.30	3.68
Class R5	1,000	0.83%	1,168.50	4.49	1,020.80	4.18
Service Class	1,000	0.93%	1,168.10	5.03	1,020.30	4.68
Administrative Class	1,000	1.03%	1,167.50	5.57	1,019.80	5.19
Class A	1,000	1.28%	1,166.20	6.91	1,018.50	6.44
Class R4	1,000	1.18%	1,166.20	6.37	1,019.00	5.94
Class R3	1,000	1.43%	1,165.40	7.72	1,017.80	7.19

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Fundamental Growth Fund
Class I	$1,000	0.70%	$1,091.60	$3.65	$1,021.40	$3.53
Class R5	1,000	0.80%	1,090.20	4.17	1,020.90	4.03
Service Class	1,000	0.90%	1,090.80	4.69	1,020.40	4.53
Administrative Class	1,000	1.00%	1,090.20	5.21	1,019.90	5.04
Class A	1,000	1.25%	1,087.70	6.51	1,018.70	6.29
Class R4	1,000	1.15%	1,090.00	5.99	1,019.20	5.79
Class R3	1,000	1.40%	1,088.80	7.29	1,018.00	7.04
Blue Chip Growth Fund
Class I	1,000	0.65%	1,077.50	3.37	1,021.70	3.28
Class R5	1,000	0.75%	1,077.10	3.88	1,021.20	3.78
Service Class	1,000	0.85%	1,076.40	4.40	1,020.70	4.28
Administrative Class	1,000	0.95%	1,076.00	4.92	1,020.20	4.78
Class A	1,000	1.20%	1,074.40	6.21	1,018.90	6.04
Class R4	1,000	1.10%	1,074.90	5.69	1,019.40	5.54
Class R3	1,000	1.35%	1,074.10	6.98	1,018.20	6.79
Growth Opportunities Fund
Class I	1,000	0.74%	1,041.40	3.77	1,021.20	3.73
Class R5	1,000	0.84%	1,040.70	4.27	1,020.70	4.23
Service Class	1,000	0.94%	1,040.60	4.78	1,020.20	4.73
Administrative Class	1,000	1.04%	1,039.80	5.29	1,019.70	5.24
Class A	1,000	1.29%	1,039.00	6.56	1,018.50	6.49
Class R4	1,000	1.19%	1,039.90	6.05	1,019.00	5.99
Class R3	1,000	1.44%	1,036.90	7.31	1,017.80	7.24
Mid-Cap Value Fund
Class I	1,000	0.80%	1,113.30	4.22	1,020.90	4.03
Class R5	1,000	0.90%	1,112.50	4.74	1,020.40	4.53
Service Class	1,000	1.00%	1,112.00	5.27	1,019.90	5.04
Administrative Class	1,000	1.10%	1,112.00	5.79	1,019.40	5.54
Class A	1,000	1.35%	1,109.80	7.10	1,018.20	6.79
Class R4	1,000	1.25%	1,110.30	6.58	1,018.70	6.29
Class R3	1,000	1.50%	1,109.70	7.89	1,017.50	7.54
Small Cap Value Equity Fund
Class I	1,000	0.80%	1,129.40	4.25	1,020.90	4.03
Class R5	1,000	0.90%	1,128.80	4.78	1,020.40	4.53
Service Class	1,000	1.00%	1,128.40	5.31	1,019.90	5.04
Administrative Class	1,000	1.10%	1,127.40	5.83	1,019.40	5.54
Class A	1,000	1.35%	1,126.10	7.16	1,018.20	6.79
Class R4	1,000	1.25%	1,126.80	6.63	1,018.70	6.29
Class R3	1,000	1.50%	1,126.00	7.95	1,017.50	7.54
Small Company Value Fund
Class I	1,000	0.91%	1,135.00	4.84	1,020.40	4.58
Class R5	1,000	1.01%	1,134.30	5.37	1,019.90	5.09
Service Class	1,000	1.11%	1,133.70	5.90	1,019.40	5.59
Administrative Class	1,000	1.21%	1,133.30	6.44	1,018.90	6.09
Class A	1,000	1.46%	1,131.90	7.76	1,017.70	7.34
Class R4	1,000	1.36%	1,131.50	7.23	1,018.20	6.84
Class R3	1,000	1.61%	1,130.80	8.55	1,016.90	8.10

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
S&P Mid Cap Index Fund
Class I	$1,000	0.19%	$1,114.90	$1.00	$1,024.00	$0.96
Class R5	1,000	0.29%	1,114.40	1.53	1,023.50	1.46
Service Class	1,000	0.44%	1,114.40	2.32	1,022.70	2.22
Administrative Class	1,000	0.54%	1,113.90	2.85	1,022.20	2.72
Class A	1,000	0.79%	1,111.60	4.16	1,021.00	3.98
Class R4	1,000	0.69%	1,112.30	3.63	1,021.50	3.48
Class R3	1,000	0.94%	1,110.90	4.95	1,020.20	4.73
Russell 2000 Small Cap Index Fund
Class I	1,000	0.20%	1,115.30	1.05	1,023.90	1.01
Class R5	1,000	0.30%	1,114.50	1.58	1,023.40	1.51
Service Class	1,000	0.45%	1,113.30	2.37	1,022.70	2.27
Administrative Class	1,000	0.55%	1,112.70	2.90	1,022.20	2.77
Class A	1,000	0.80%	1,111.90	4.21	1,020.90	4.03
Class R4	1,000	0.70%	1,112.90	3.69	1,021.40	3.53
Class R3	1,000	0.95%	1,111.00	5.00	1,020.20	4.78
Mid Cap Growth Fund
Class I	1,000	0.72%	1,085.20	3.74	1,021.30	3.63
Class R5	1,000	0.82%	1,085.30	4.26	1,020.80	4.13
Service Class	1,000	0.92%	1,084.10	4.78	1,020.30	4.63
Administrative Class	1,000	1.02%	1,084.00	5.30	1,019.80	5.14
Class A	1,000	1.27%	1,082.30	6.59	1,018.60	6.39
Class R4	1,000	1.17%	1,082.60	6.07	1,019.10	5.89
Class R3	1,000	1.42%	1,081.40	7.37	1,017.90	7.14
Small Cap Growth Equity Fund
Class I	1,000	0.86%	1,094.30	4.49	1,020.60	4.33
Class R5	1,000	0.96%	1,093.70	5.01	1,020.10	4.83
Service Class	1,000	1.06%	1,093.30	5.53	1,019.60	5.34
Administrative Class	1,000	1.16%	1,092.50	6.05	1,019.10	5.84
Class A	1,000	1.41%	1,091.50	7.35	1,017.90	7.09
Class R4	1,000	1.31%	1,092.10	6.83	1,018.40	6.59
Class R3	1,000	1.56%	1,091.00	8.13	1,017.20	7.85
Diversified International Fund
Class I	1,000	0.90%	1,099.40	4.71	1,020.40	4.53
Class R5	1,000	-	1,000.00	-	1,024.90	-
Service Class	1,000	1.10%	1,099.60	5.76	1,019.40	5.54
Administrative Class	1,000	1.20%	1,098.40	6.28	1,018.90	6.04
Class A	1,000	1.45%	1,095.70	7.58	1,017.70	7.29
Class R4	1,000	1.35%	1,097.80	7.06	1,018.20	6.79
Class R3	1,000	1.60%	1,097.20	8.37	1,017.00	8.05
MSCI EAFE International Index Fund
Class I	1,000	0.25%	1,062.70	1.29	1,023.70	1.26
Class R5	1,000	0.35%	1,063.50	1.80	1,023.20	1.77
Service Class	1,000	0.50%	1,061.30	2.57	1,022.40	2.52
Administrative Class	1,000	0.60%	1,061.00	3.08	1,021.90	3.02
Class A	1,000	0.85%	1,059.60	4.36	1,020.70	4.28
Class R4	1,000	0.75%	1,060.40	3.85	1,021.20	3.78
Class R3	1,000	1.00%	1,058.60	5.13	1,019.90	5.04

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Overseas Fund
Class I	$1,000	0.93%	$1,099.20	$4.87	$1,020.30	$4.68
Class R5	1,000	1.03%	1,099.00	5.39	1,019.80	5.19
Service Class	1,000	1.13%	1,097.10	5.91	1,019.30	5.69
Administrative Class	1,000	1.23%	1,096.70	6.43	1,018.80	6.19
Class A	1,000	1.48%	1,094.60	7.73	1,017.60	7.44
Class R4	1,000	1.38%	1,095.10	7.21	1,018.10	6.94
Class R3	1,000	1.63%	1,093.40	8.51	1,016.80	8.20

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2017, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

©2017 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-42331-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for MassMutual Select BlackRock Global Allocation Fund. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“We recommend working with a personal financial professional who can help you define an investment strategy that aligns with how comfortable you are with market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2017

Welcome to the MassMutual Select BlackRock Global Allocation Fund’s Semiannual Report, covering the six months from October 1, 2016 to March 31, 2017.

Market Highlights

•	During the period, U.S. stocks enjoyed strong performance, bolstered by a rally which started after the November 2016 U.S. presidential election.

•	Data throughout the period pointed to a slowly improving global economic environment.

•	Foreign stocks trailed U.S. stock returns throughout 2016, with developed markets stocks lagging emerging market stocks, although both began to show improvement during the first quarter of 2017.

•	U.S. bonds encountered headwinds, as post-election “risk on” attitudes depressed prices.

•	The Federal Reserve (the “Fed”) raised short-term interest rates by one-quarter of one percent twice during the period.

Market Environment

Overall, 2016 delivered positive returns to domestic stock investors. The S&P 500® Index* ended the year up 11.96 percent and nearly half of that gain occurred in the last seven weeks of the year. The rally continued into the first quarter of 2017, as the index added another 6.07 percent by March 31, 2017.

The most significant event of this reporting period was the surprising election of Donald J. Trump as the 45th President of the United States. Investor sentiment was buoyed by campaign promises focused on tax reforms, infrastructure spending, health care reform, and the creation of American jobs. Solid economic data, which supported confidence in a slowly improving global market environment, and investor optimism drove the Dow Jones Industrial AverageSM (the “Dow”) above 20,000 – a milestone for the first time ever on January 25, 2017. In a clear indication of the market’s post-election acceleration, the Dow closed above 21,000 on March 1, 2017 – just twenty-four trading days after crossing the 20,000 mark. This tied a 1999 record for the shortest time frame between 1000-point gains. The Dow closed the reporting period at 20,662.

All major U.S. stock indexes enjoyed a strong finish to 2016, but not equally. During the first half of the reporting period, small-cap stocks significantly outperformed large-cap issues, but that trend reversed by the end of the period, as large cap stocks outperformed their small-cap counterparts for the first three months of 2017. Similarly, value stocks outperformed growth stocks in 2016 by a wide margin – but since January 2017 and through the end of the reporting period, growth stocks outperformed value issues.

Market sectors also experienced uneven performance throughout the reporting period. Energy, telecommunication services, and financial stocks enjoyed the greatest lift through the end of 2016, as health care, information technology, and consumer discretionary stocks lagged. However, by the end of the reporting period, the information technology sector had appreciated more than 10 percent and consumer discretionary and health care stocks logged increases of six percent and seven percent, respectively. Additionally, on March 31, 2017, both energy and telecommunication services showed negative performance for the quarter, with the financial sector appreciating less than one percent.

(Continued)

1

MassMutual Select BlackRock Global Allocation Fund – President’s Letter to Shareholders (Unaudited) (Continued)

As noted earlier, the global economy continued to show signs of strength throughout the reporting period. On the domestic front, strong jobs and housing data continued. Job creation remained steady, as the unemployment rate edged down to 4.7 percent at the end of the period. Housing starts continued to show year-over-year improvement, as did new home sales. Notable during this reporting period was the gap between sentiment and surveys and hard economic data. For example, consumer sentiment, as measured by the University of Michigan Consumer Sentiment Index, hit 96.9 to end the first quarter of 2017; however, actual consumer spending during the period remained range-bound.

Developed international markets ended 2016 with a modest one percent increase, as measured by the MSCI EAFE® Index*, an indicator of the performance of foreign developed-market stocks. European nations struggled to understand the impact of the Brexit vote on the future of the European Union (EU), even as other nations faced elections in which populist sentiment seemed to lean toward following Great Britain’s lead. (“Brexit” – an abbreviation for “British exit” – was the United Kingdom’s surprising June 23, 2016 referendum to leave the EU.) Even though British Prime Minister Theresa May triggered Article 50 of the Lisbon Treaty to begin the country’s official exit from the EU on March 29, 2017, the MSCI EAFE Index ended the reporting period up 7.25 percent. Asian markets were notable during the period for their lack of major market disturbances. Emerging markets lagged toward the end of 2016, but rebounded during the first quarter of 2017. The MSCI Emerging Markets Index*, a measure of the performance of emerging stock markets throughout the world, ended the reporting period up 11.45 percent.

In previous reporting periods, we wrote frequently about the Fed and its plans to normalize short-term interest rates. In the recent Select annual report, we observed how closely investors watched the Fed’s signals regarding rate hikes. In previous reporting periods, the mere hint of a rate hike could send markets into a tailspin. During this reporting period, the Federal Open Market Committee raised the federal funds rate – the Fed’s overnight bank lending rate – twice by one-quarter of one percent and markets barely reacted. At the end of March, markets continued to rise, despite the Fed’s forecast of two more rate hikes in 2017.

Along with investors’ “risk on” attitude toward equity markets, the Fed rate hikes exerted pressure on bond prices. The slow rise in yields accelerated higher following the Trump victory. The prospect of more stimulus from a Trump administration shifted longer-term assumptions about inflation and investors reacted by selling bonds. The yield on the 10-year U.S. Treasury bond moved above 2.00 percent in a matter of days and continued even higher, before retreating in the final weeks of 2016 to end the year at just below 2.50 percent. U.S. corporate bond returns moved downward along with Treasury bonds. However, investment-grade and high-yield corporate bonds diverged significantly, as U.S. high-yield corporate bonds bucked the investment-grade bond market trend and posted gains for the reporting period. High-yield bonds are the fixed income investments most like stocks and they tend to respond favorably to positive economic activity.

Review and maintain your strategy

MassMutual is committed to helping people secure their future and protect the ones they love. Because we know that you want to protect those who matter most to you, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As noted in this report, financial markets can react and contract with little notice. The diversified suite of investment options we provide in our Select series of Funds taps into the deep expertise of seasoned asset managers who are committed to helping you prepare for retirement. We also recommend working with a personal financial professional, who can help you define an investment strategy that aligns with how comfortable you are with market volatility, how long you have to save and invest, and your specific financial goals. As always, we thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual U.S. Product and Marketing as of 4/1/17 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

*	Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

2

MassMutual Select BlackRock Global Allocation Fund – Portfolio Summary (Unaudited)

What is the investment approach of MassMutual Select BlackRock Global Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing in both equity and debt securities, including money market securities and other short-term debt obligations, of issuers located around the world, including emerging markets, without limitation on the percentage of assets the Fund can invest in a particular type of security. The Fund seeks to reduce volatility by allocating its assets broadly across markets, industries, and issuers and without geographic or market capitalization limits. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MassMutual Select BlackRock Global Allocation Fund Largest Holdings (% of Net Assets) on 3/31/17

U.S. Treasury Note 1.875% 1/31/22	4.9%
SPDR Gold Shares	2.6%
U.S. Treasury Note 2.250% 2/15/27	2.0%
U.S. Treasury Note 1.875% 2/28/22	1.3%
Apple, Inc.	1.0%
Amazon.com, Inc.	0.8%
Canadian Government Bond 0.500% 8/01/18	0.8%
Australia Government Bond 5.750% 7/15/22	0.8%
Mexican Bonos 6.500% 6/10/21	0.8%
Bank of America Corp.	0.8%

15.8%

MassMutual Select BlackRock Global Allocation Fund Portfolio Characteristics (% of Net Assets) on 3/31/17

Equities	55.9%
Bonds & Notes	27.9%
Mutual Funds	3.4%
Purchased Options	0.8%
Warrants	0.0%

Total Long-Term Investments	88.0%
Short-Term Investments and Other Assets and Liabilities	12.0%

Net Assets	100.0%

Securities Sold Short	(0.9)%

3

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 55.9%

COMMON STOCK — 53.4%
Belgium — 0.5%
Anheuser-Busch InBev SA/NV	19,926	$2,189,064
Umicore SA	9,560	544,614

		2,733,678

Bermuda — 0.5%
Axalta Coating Systems Ltd. (a)	64,608	2,080,378
Axis Capital Holdings Ltd.	1,473	98,735
Brilliance China Automotive Holdings Ltd.	214,000	357,865
Cheung Kong Infrastructure Holdings Ltd.	17,000	133,415
Jardine Matheson Holdings Ltd.	2,400	154,205

		2,824,598

British Virgin Islands — 0.2%
Michael Kors Holdings Ltd. (a)	27,795	1,059,267

Canada — 0.6%
Encana Corp.	153,855	1,801,642
Fairfax Financial Holdings Ltd.	1,021	464,646
Platinum Group Metals Ltd. (a)	112,709	183,715
Platinum Group Metals Ltd. (a)	24,605	40,519
The Toronto-Dominion Bank	18,377	920,474

		3,410,996

Cayman Islands — 0.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	18,693	2,015,666
Haitian International Holdings Ltd.	130,171	302,841
Want Want China Holdings Ltd.	144,000	99,672

		2,418,179

Czech Republic — 0.0%
CEZ AS	6,823	117,451

Finland — 0.3%
Nokia OYJ	323,303	1,744,466

France — 2.9%
Accor SA	18,745	780,945
AXA SA	32,665	845,301
BNP Paribas SA	15,081	1,004,523
Cie de Saint-Gobain	15,176	780,354
Cie Generale des Etablissements Michelin	4,711	572,766
Danone SA	45,812	3,117,515
Dassault Aviation SA	729	927,450
LVMH Moet Hennessy Louis Vuitton SE	4,484	985,938
Safran SA	26,904	2,010,032
Sanofi	18,113	1,638,801
Sodexo SA	3,672	431,911

	Number of Shares	Value
TOTAL SA	25,454	$1,285,909
TOTAL SA Sponsored ADR	1,201	60,554
Ubisoft Entertainment SA (a)	20,541	877,213
Unibail-Rodamco SE	3,140	732,709
Vinci SA	9,629	764,122

		16,816,043

Germany — 1.7%
BASF SE	8,299	822,655
Bayer AG	20,673	2,382,968
Deutsche Telekom AG	77,009	1,349,366
Evonik Industries AG	18,528	604,323
GEA Group AG	15,696	666,476
Innogy SE (a) (b)	68,264	2,576,878
Siemens AG	5,579	764,240
Vonovia SE	21,970	774,249

		9,941,155

Hong Kong — 0.5%
China Mobile Ltd. Sponsored ADR	3,301	182,314
CLP Holdings Ltd.	17,500	183,072
Hang Lung Properties Ltd.	35,000	91,154
HKT Trust & HKT Ltd.	104,000	134,630
Link REIT	21,500	150,610
Power Assets Holdings Ltd.	15,000	129,382
Sino Land Co. Ltd.	64,000	112,145
Sun Hung Kai Properties Ltd.	106,250	1,560,963
Swire Pacific Ltd. Class A	14,000	140,122
The Wharf Holdings Ltd.	22,000	188,777

		2,873,169

India — 1.0%
Coal India Ltd.	162,523	733,322
Hero MotoCorp Ltd.	2,572	127,591
Infosys Ltd.	87,755	1,383,329
Maruti Suzuki India Ltd.	5,067	470,896
Oil & Natural Gas Corp. Ltd.	44,548	127,016
Reliance Industries Ltd.	119,860	2,439,942
Yes Bank Ltd.	14,622	348,224

		5,630,320

Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	654,040	688,165

Ireland — 0.3%
Accenture PLC Class A	929	111,369
Medtronic PLC	3,196	257,470
Perrigo Co. PLC	23,588	1,566,007

		1,934,846

Italy — 0.9%
Ei Towers SpA	18,718	1,052,333
Enel SpA	224,193	1,055,703

The accompanying notes are an integral part of the consolidated financial statements.

4

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Luxottica Group SpA	15,943	$880,093
RAI Way SpA (b)	93,276	485,593
Snam SpA	19,674	85,087
Telecom Italia SpA (a)	1,037,153	932,738
Telecom Italia SpA (a)	524,075	472,425
Telecom Italia SpA- RSP	41,978	30,667

		4,994,639

Japan — 9.4%
Aisin Seiki Co. Ltd.	14,040	691,669
Ajinomoto Co., Inc.	54,200	1,071,021
Alfresa Holdings Corp.	6,400	111,101
Alpine Electronics, Inc.	4,500	64,911
Asahi Group Holdings Ltd.	20,100	760,787
Asahi Kasei Corp.	79,000	767,918
Astellas Pharma, Inc.	7,650	100,949
Bridgestone Corp.	30,100	1,220,339
Canon Marketing Japan, Inc.	5,400	107,518
Chiyoda Corp.	16,000	103,423
Chubu Electric Power Co., Inc.	25,500	342,669
COMSYS Holdings Corp.	6,500	116,444
Daikin Industries Ltd.	7,100	715,619
Denso Corp.	33,670	1,485,410
East Japan Railway Co.	25,153	2,194,383
Exedy Corp.	3,600	103,085
Fuji Heavy Industries Ltd.	30,730	1,131,486
FUJIFILM Holdings Corp.	4,100	160,546
Futaba Industrial Co. Ltd.	18,410	132,416
GS Yuasa Corp.	58,000	270,999
Hino Motors Ltd.	11,400	138,401
Hirose Electric Co. Ltd.	1,100	152,578
Hitachi Chemical Co. Ltd.	23,500	651,663
Honda Motor Co. Ltd.	25,760	778,369
Hoya Corp.	40,220	1,940,243
Inpex Corp.	111,100	1,096,030
Japan Airlines Co. Ltd.	61,700	1,959,070
Japan Tobacco, Inc.	4,600	149,742
Kamigumi Co. Ltd.	11,000	95,217
KDDI Corp.	20,000	525,499
Keyence Corp.	1,100	441,227
Kinden Corp.	18,900	264,213
Koito Manufacturing Co. Ltd.	7,600	396,217
Komatsu Ltd.	42,300	1,106,589
Kubota Corp.	44,420	668,612
Kuraray Co. Ltd.	7,800	118,621
Kurita Water Industries Ltd.	4,600	111,484
Kyocera Corp.	5,300	296,032
Kyushu Railway Co.	14,100	434,130
Mabuchi Motor Co. Ltd.	3,300	186,399
Maeda Road Construction Co. Ltd.	7,000	123,869
Makita Corp.	3,600	126,313
Medipal Holdings Corp.	7,400	116,276
Mitsubishi Electric Corp.	140,700	2,024,015

	Number of Shares	Value
Mitsubishi Estate Co. Ltd.	113,000	$2,066,426
Mitsubishi UFJ Financial Group, Inc.	166,800	1,052,912
MS&AD Insurance Group Holdings, Inc.	15,266	487,218
Murata Manufacturing Co. Ltd.	9,970	1,422,395
Nintendo Co. Ltd.	5,400	1,255,967
Nippo Corp.	7,000	133,008
Nippon Telegraph & Telephone Corp.	4,840	206,743
Nippon Television Holdings, Inc.	10,600	183,107
Nitto Denko Corp.	12,200	944,678
NTT DOCOMO, Inc.	13,800	321,618
Okumura Corp.	50,230	305,646
Otsuka Holdings Co. Ltd.	4,300	194,356
Rinnai Corp.	3,900	310,915
Rohm Co. Ltd.	14,460	964,330
Sawai Pharmaceutical Co. Ltd.	2,200	119,087
Secom Co. Ltd.	2,300	165,021
Seino Holdings Co. Ltd.	8,400	94,519
Seven & i Holdings Co. Ltd.	1,900	74,692
Shimamura Co. Ltd.	1,100	145,489
Shin-Etsu Chemical Co. Ltd.	28,488	2,477,504
SHO-BOND Holdings Co. Ltd.	1,500	66,124
SKY Perfect JSAT Holdings, Inc.	12,700	53,708
Sompo Holdings, Inc.	31,300	1,150,919
Sony Financial Holdings, Inc.	29,900	482,498
Stanley Electric Co. Ltd.	5,100	145,802
Sumco Corp.	40,200	673,087
Sumitomo Electric Industries Ltd.	46,000	765,297
Sumitomo Mitsui Financial Group, Inc.	55,230	2,013,720
Suzuken Co. Ltd.	3,100	101,932
Suzuki Motor Corp.	56,337	2,345,633
Toda Corp.	53,200	320,875
Toho Co. Ltd.	4,700	124,858
Tokio Marine Holdings, Inc.	29,475	1,247,939
Tokyo Gas Co. Ltd.	286,988	1,307,942
Tokyo Steel Manufacturing Co. Ltd.	14,300	120,229
Toray Industries, Inc.	85,000	755,034
Toyota Industries Corp.	34,421	1,715,817
Toyota Motor Corp.	6,000	326,518
Trend Micro, Inc.	4,300	191,619
TV Asahi Holdings Corp.	7,200	136,349
Ube Industries Ltd.	216,600	490,518
West Japan Railway Co.	10,100	657,857
Yamada Denki Co. Ltd.	94,200	471,140
Yamaha Corp.	4,400	121,109
Yamato Kogyo Co. Ltd.	3,400	87,941

		54,353,598

Mexico — 0.1%
Fibra Uno Administracion SA de C.V.	260,506	445,395

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Netherlands — 1.4%
Airbus SE	20,161	$1,534,240
ING Groep NV	149,316	2,255,920
Koninklijke Philips NV	72,160	2,319,564
Mylan NV (a)	23,988	935,292
Patheon NV (a)	16,796	442,407
Randstad Holding NV	12,706	733,120
Unilever NV	2,398	119,132

		8,339,675

Netherlands Antilles — 0.1%
Schlumberger Ltd.	10,651	831,843

Portugal — 0.1%
NOS SGPS SA	52,033	283,668

Republic of Korea — 0.6%
Coway Co. Ltd.	1,910	164,304
Doosan Bobcat, Inc.	30,846	1,011,999
Hyundai Motor Co.	5,928	834,663
KT&G Corp.	2,799	244,009
LG Chem Ltd.	672	176,620
POSCO	644	166,838
SK Hynix, Inc.	14,960	675,363
SK Telecom Co. Ltd.	716	161,596

		3,435,392

Singapore — 0.3%
CapitaLand Ltd.	573,700	1,488,785
ComfortDelGro Corp. Ltd.	93,200	170,568
Singapore Telecommunications Ltd.	81,400	228,216

		1,887,569

Spain — 0.5%
Banco Santander SA	151,253	926,977
Cellnex Telecom SA (b)	85,672	1,410,569
Gas Natural SDG SA	19,410	424,706

		2,762,252

Sweden — 0.6%
SKF AB	118,697	2,349,891
Svenska Handelsbanken AB Class A	69,560	954,087

		3,303,978

Switzerland — 1.1%
Chubb Ltd.	10,369	1,412,776
Nestle SA	52,674	4,040,783
UBS Group AG	47,929	767,109

		6,220,668

Taiwan — 0.3%
Cathay Financial Holding Co. Ltd.	91,000	145,629
Cheng Shin Rubber Industry Co. Ltd.	153,211	316,510
Chunghwa Telecom Co. Ltd.	52,000	176,670
Far EasTone Telecommunications Co. Ltd.	61,000	149,777
Formosa Chemicals & Fibre Corp.	28,000	87,080

	Number of Shares	Value
Formosa Petrochemical Corp.	26,000	$90,795
Formosa Plastics Corp.	31,000	92,433
Fubon Financial Holding Co. Ltd.	90,000	146,760
Hon Hai Precision Industry Co. Ltd.	60,100	180,397
Nan Ya Plastics Corp.	38,000	90,020
Taiwan Mobile Co. Ltd.	65,000	238,815
Uni-President Enterprises Corp.	98,000	183,722

		1,898,608

Thailand — 0.1%
Advanced Info Service PCL	13,600	70,445
Advanced Info Service PCL	25,000	130,593
Intouch Holdings PCL NVDR	112,800	182,982
PTT Global Chemical PCL	9,400	20,030
PTT Global Chemical PCL	72,300	154,121
The Siam Cement PCL NVDR	12,100	190,089
Thai Oil PCL	4,300	9,451
Thai Oil PCL	34,200	75,143

		832,854

United Kingdom — 3.9%
AstraZeneca PLC	26,523	1,630,074
BAE Systems PLC	96,033	773,974
Berkeley Group Holdings PLC	16,133	648,549
BP PLC	79,415	456,043
BP PLC Sponsored ADR	52,860	1,824,727
Diageo PLC Sponsored ADR	6,031	697,063
GlaxoSmithKline PLC	72,244	1,502,805
HSBC Holdings PLC	283,986	2,320,357
Liberty Global PLC Series A (a)	9,203	330,112
Meggitt PLC	98,287	548,829
National Grid PLC	6,261	79,410
NMC Health PLC	53,638	1,188,853
Pearson PLC	56,644	483,174
Royal Dutch Shell PLC Class A	57,137	1,505,011
Royal Dutch Shell PLC Class A Sponsored ADR	53,581	2,825,326
Shire PLC	25,430	1,479,612
Smiths Group PLC	38,751	786,838
Spire Healthcare Group PLC (b)	141,920	574,956
Vodafone Group PLC	876,551	2,279,735
Vodafone Group PLC Sponsored ADR	30,648	810,027

		22,745,475

United States — 25.0%
3M Co.	430	82,272
Abbott Laboratories	20,545	912,403
AbbVie, Inc.	1,463	95,329
Acadia Healthcare Co., Inc. (a)	14,391	627,448
Adobe Systems, Inc. (a)	949	123,493
Aetna, Inc.	19,658	2,507,378

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Air Products & Chemicals, Inc.	16,181	$2,189,127
Alliance Data Systems Corp.	271	67,479
The Allstate Corp. (c)	15,946	1,299,440
Alphabet, Inc. Class C (a)	1,160	962,290
Altria Group, Inc.	2,011	143,626
Amazon.com, Inc. (a)	5,531	4,903,453
Amdocs Ltd.	1,976	120,516
American International Group, Inc.	854	53,315
American Tower Corp.	1,736	210,993
Ameriprise Financial, Inc.	701	90,906
Amgen, Inc.	812	133,225
Anadarko Petroleum Corp.	47,992	2,975,504
Anthem, Inc.	8,302	1,372,985
Apple, Inc.	38,831	5,578,461
Bank of America Corp.	189,597	4,472,593
The Bank of New York Mellon Corp.	1,062	50,158
Baxter International, Inc.	12,902	669,098
Bed Bath & Beyond, Inc.	17,767	701,086
Berkshire Hathaway, Inc. Class A (a)	7	1,748,950
Berkshire Hathaway, Inc. Class B (a)	12,508	2,084,833
Biogen, Inc. (a)	1,837	502,273
The Boeing Co.	532	94,090
Brookdale Senior Living, Inc. (a)	61,809	830,095
Capital One Financial Corp.	1,389	120,371
Cardinal Health, Inc.	1,451	118,329
Catalent, Inc. (a)	22,194	628,534
Centene Corp. (a)	12,775	910,347
The Charles Schwab Corp.	27,541	1,123,948
Charter Communications, Inc. Class A (a)	3,497	1,144,638
Chevron Corp.	396	42,519
Chipotle Mexican Grill, Inc. (a)	4,543	2,023,997
Cisco Systems, Inc.	2,205	74,529
Citigroup, Inc.	42,135	2,520,516
Cognizant Technology Solutions Corp. Class A (a)	18,423	1,096,537
Colgate-Palmolive Co.	2,492	182,389
Comcast Corp. Class A	77,992	2,931,719
CommScope Holding Co., Inc. (a)	43,920	1,831,903
Computer Sciences Corp.	1,847	127,461
Constellation Brands, Inc. Class A	663	107,452
Crown Castle International Corp.	674	63,659
Crown Holdings, Inc. (a)	1,433	75,877
Delta Air Lines, Inc.	27,861	1,280,492
Discover Financial Services	14,892	1,018,464
DISH Network Corp. Class A (a)	12,969	823,402
Edgewell Personal Care Co. (a)	28,494	2,084,051
EI du Pont de Nemours & Co. (d)	34,363	2,760,380
Electronic Arts, Inc. (a)	9,944	890,187
EQT Corp.	10,518	642,650
Expedia, Inc.	6,171	778,595
Facebook, Inc. Class A (a)	22,876	3,249,536
Fifth Third Bancorp	1,850	46,990

	Number of Shares	Value
Ford Motor Co.	65,653	$764,201
Fortune Brands Home & Security, Inc.	11,097	675,252
General Dynamics Corp.	687	128,606
Gilead Sciences, Inc.	42,723	2,901,746
Global Payments, Inc.	9,532	769,042
The Goldman Sachs Group, Inc.	7,208	1,655,822
The Goodyear Tire & Rubber Co.	1,835	66,060
H&R Block, Inc.	28,529	663,299
The Hartford Financial Services Group, Inc.	3,286	157,958
HCA Holdings, Inc. (a)	16,368	1,456,588
Helmerich & Payne, Inc.	1,098	73,094
The Home Depot, Inc.	6,084	893,314
Illinois Tool Works, Inc.	581	76,965
Intel Corp.	2,557	92,231
International Paper Co.	1,986	100,849
Intuit, Inc.	7,157	830,140
Invitae Corp. (a)	21,854	241,705
Jawbone Health Hub, Inc. (a) (e)	19,705	53,741
Johnson & Johnson	1,744	217,215
JP Morgan Chase & Co.	30,051	2,639,680
Kansas City Southern	20,789	1,782,865
KLA-Tencor Corp.	1,023	97,257
Lear Corp.	1,332	188,585
Liberty Broadband Corp. Class A (a)	3,995	339,935
Liberty Broadband Corp. Class C (a)	7,748	669,427
Liberty Media Corp-Liberty Formula One (e)	13,076	432,529
Liberty Media Corp-Liberty SiriusXM Class A (a)	14,153	550,835
Liberty Media Corp-Liberty SiriusXM Class C (a)	26,538	1,029,144
Lookout, Inc. (e)	3,711	1,893
Lowe’s Cos., Inc.	33,463	2,750,993
ManpowerGroup, Inc.	517	53,029
Marathon Oil Corp.	101,756	1,607,745
Marathon Petroleum Corp.	81,856	4,137,002
Marsh & McLennan Cos., Inc.	16,103	1,189,851
Masco Corp.	23,022	782,518
Mastercard, Inc. Class A	9,228	1,037,873
McDonald’s Corp.	926	120,019
McKesson Corp.	460	68,200
Merck & Co., Inc.	7,740	491,800
MetLife, Inc.	24,259	1,281,360
Microsoft Corp.	14,597	961,358
Mohawk Industries, Inc. (a)	3,321	762,136
Mondelez International Inc. Class A	5,242	225,825
Morgan Stanley	36,005	1,542,454
NextEra Energy Partners LP	18,369	608,565
NextEra Energy, Inc.	19,835	2,546,219
NIKE, Inc. Class B	10,838	604,002
Northrop Grumman Corp.	487	115,828
Nuance Communications, Inc. (a)	52,019	900,449

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Omnicom Group, Inc.	601	$51,812
Packaging Corporation of America	1,244	113,975
PepsiCo, Inc.	2,055	229,872
Pfizer, Inc. (d)	109,545	3,747,534
Phillips 66	1,084	85,874
Prudential Financial, Inc.	1,002	106,893
Pure Storage, Inc. Class A (a)	67,389	662,434
PVH Corp.	565	58,461
QUALCOMM, Inc.	38,773	2,223,244
Ralph Lauren Corp.	6,867	560,485
Raytheon Co.	555	84,638
Reinsurance Group of America, Inc.	853	108,314
Rockwell Automation, Inc.	507	78,945
Roper Technologies, Inc.	8,085	1,669,472
Sabre Corp.	40,947	867,667
Scripps Networks Interactive Class A	1,009	79,075
Sempra Energy	10,573	1,168,316
Simon Property Group, Inc.	6,654	1,144,688
Snap, Inc. Class A (a)	37,207	838,274
Southwest Airlines Co.	21,906	1,177,667
Square, Inc. Class A (a)	23,216	401,172
Starbucks Corp.	13,415	783,302
Stryker Corp.	379	49,895
SunTrust Banks, Inc.	15,746	870,754
Target Corp.	26,073	1,438,969
Tenet Healthcare Corp. (a)	59,890	1,060,652
The St. Joe Co. (a)	74,010	1,261,870
Thermo Fisher Scientific, Inc.	1,287	197,683
The Travelers Cos., Inc.	1,665	200,699
Tyson Foods, Inc. Class A	961	59,303
United Continental Holdings, Inc. (a)	36,427	2,573,203
United Rentals, Inc. (a)	799	99,915
UnitedHealth Group, Inc.	625	102,506
Unum Group	13,460	631,139
Urban Outfitters, Inc. (a)	20,864	495,729
Valero Energy Corp.	2,257	149,617
VeriFone Systems, Inc. (a)	40,948	766,956
VeriSign, Inc. (a)	1,368	119,166
Verizon Communications, Inc.	44,270	2,158,162
Vertex Pharmaceuticals, Inc. (a)	1,505	164,572
Visa, Inc. Class A	10,825	962,018
Vistra Energy Corp.	6,794	110,742
VMware, Inc. Class A (a)	8,541	786,968
WABCO Holdings, Inc. (a)	615	72,213
Walgreens Boots Alliance, Inc.	8,398	697,454
Wells Fargo & Co.	9,954	554,040
Welltower, Inc. (a)	9,344	589,793
Western Digital Corp.	694	57,276
WestRock Co.	17,191	894,448
Whole Foods Market, Inc.	42,325	1,257,899
The Williams Cos., Inc.	46,436	1,374,041

	Number of Shares	Value
Williams-Sonoma, Inc.	17,896	$959,584
Wyndham Worldwide Corp.	1,222	103,002
Zimmer Biomet Holdings, Inc.	14,982	1,829,452

		144,531,329

TOTAL COMMON STOCK (Cost $275,273,744)		309,059,276

PREFERRED STOCK — 2.5%
Germany — 0.1%
Volkswagen AG 1.580%	3,619	527,215

Ireland — 0.1%
Allergan PLC 5.500%	947	804,742

Taiwan — 0.0%
Cathay Financial Holding Co. Ltd. TWD (a)	4,828	9,849

United States — 2.3%
American Tower Corp. 5.250%	2,449	279,725
Anthem, Inc. 5.250%	22,950	1,170,450
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%, VRN 7.409%	20,823	554,933
Dominion Resources, Inc. 6.375%	5,290	266,087
Dominion Resources, Inc. 6.750%	18,975	965,448
Domo, Inc. Series D-2, Convertible (a) (e)	123,741	1,030,763
Dropbox, Inc. Series C (a) (e)	87,114	981,775
GMAC Capital Trust I, 3 mo. USD LIBOR + 5.785%, VRN 6.824%	23,039	585,882
Grand Rounds, Inc. Series C, Convertible (a) (e)	121,323	348,197
Lookout Inc., Series F (a) (e)	55,056	545,054
Mandatory Exchangeable Trust (b) 5.750%	9,031	1,169,063
Palantir Technologies, Inc. Series I (a) (e)	107,092	850,310
Stericycle, Inc. 5.250%	4,667	333,924
Uber Technologies, Inc., Series D (a) (e)	65,060	3,392,228
US Bancorp, Series F, 3 mo. USD LIBOR + 4.468%, VRN 6.500%	10,544	302,191
US Bancorp, Series G, 3 mo. USD LIBOR + 4.861%, VRN 6.000%	4,839	120,975
Wells Fargo & Co. 7.500%	190	235,600

		13,132,605

TOTAL PREFERRED STOCK (Cost $12,552,713)		14,474,411

TOTAL EQUITIES (Cost $287,826,457)		323,533,687

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 27.9%

BANK LOANS — 0.5%
Norway — 0.1%
Drillships Financing Holding, Inc., Term Loan B1 6.063% 3/31/21	$333,130	$237,688

United States — 0.4%
Fieldwood Energy LLC, New 1st Lien Term Loan 8.000% 8/31/20	130,182	122,616
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	295,787	210,748
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 8.375% 9/30/20	175,746	151,142
Hilton Worldwide Finance LLC, Term Loan B2 2.982% 10/25/23	773,427	778,786
The Neiman Marcus Group, Inc., 2020 Term Loan 4.250% 10/25/20	216,736	173,853
Seadrill Partners Finco LLC, Term Loan B 4.147% 2/21/21	621,354	419,929
Sheridan Production Partners II, L.P., Term Loan B 4.560% 12/16/20	686,409	562,856
Sheridan Production Partners II, L.P., Term Loan A 4.560% 12/16/20	95,460	78,277
Sheridan Production Partners II, L.P., Term Loan M 4.560% 12/16/20	35,604	29,195

		2,527,402

TOTAL BANK LOANS (Cost $3,195,706)		2,765,090

CORPORATE DEBT — 7.1%
Argentina — 0.1%
IRSA Propiedades Comerciales S.A. (b) 8.750% 3/23/23	226,500	249,281
YPF SA (b) 8.500% 7/28/25	81,000	87,861

		337,142

Australia — 0.3%
Quintis Ltd (Acquired 7/20/16, Cost $1,525,000) (b) 8.750% 8/01/23	1,525,000	1,509,750

	Principal Amount	Value
Cayman Islands — 0.1%
Alibaba Group Holding Ltd. 3.125% 11/28/21	$565,000	$570,628
Odebrecht Finance Ltd. (b) 4.375% 4/25/25	200,000	72,000

		642,628

Chile — 0.0%
Inversiones Alsacia SA (Acquired 12/22/15, Cost $2,106) (b) (g) (h) 8.000% 12/31/18	441,736	22,087

France — 0.1%
BNP Paribas SA 2.400% 12/12/18	701,000	705,092

Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (b) 5.500% 1/15/23	202,000	210,058

India — 0.1%
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (b) (g) (h) 5.500% 11/13/49	618,000	3,090
Suzlon Energy Ltd., Convertible STEP (b) 5.750% 7/16/19	514,000	580,820

		583,910

Ireland — 0.0%
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	202,000	202,874

Italy — 0.2%
Intesa Sanpaolo SpA 3.875% 1/15/19	546,000	558,951
Telecom Italia SpA (b) 5.303% 5/30/24	487,000	492,479

		1,051,430

Japan — 0.1%
Sumitomo Mitsui Banking Corp. 2.450% 1/10/19	439,000	442,309

Luxembourg — 0.1%
Actavis Funding SCS 3.000% 3/12/20	408,000	414,963
Intelsat Jackson Holdings SA 7.500% 4/01/21	385,000	346,019
Intelsat Jackson Holdings SA (b) 8.000% 2/15/24	135,000	143,100

		904,082

The accompanying notes are an integral part of the consolidated financial statements.

9

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Mexico — 0.2%
Petroleos Mexicanos 4.625% 9/21/23	$545,000	$548,134
Petroleos Mexicanos 3 mo. USD LIBOR + 3.650%, FRN (b) 4.770% 3/11/22	490,000	526,750
Trust F/1401 (b) 5.250% 12/15/24	270,000	276,075

		1,350,959

Netherlands — 0.5%
Bayer Capital Corp. B.V. EUR (b) (f) 5.625% 11/22/19	900,000	1,116,715
Bio City Development Co. B.V., Convertible (Acquired 7/06/11, Cost $1,400,000) (b) (e) (g) 8.000% 7/06/18	1,400,000	437,780
Constellium NV EUR (b) (f) 7.000% 1/15/23	150,000	163,624
Cooperatieve Rabobank UA 3.950% 11/09/22	251,000	257,584
ING Groep NV USD 5 year swap rate + 4.445%, VRN 6.000% 12/29/49	280,000	278,964
Petrobras Global Finance BV 6.125% 1/17/22	698,000	732,551

		2,987,218

Singapore — 0.2%
CapitaLand Ltd. SGD (b) (f) 1.950% 10/17/23	500,000	367,266
Global Logistic Properties Ltd. (i) 3.875% 6/04/25	644,000	604,364

		971,630

Spain — 0.2%
Telefonica Participaciones SAU EUR (b) (f) 4.900% 9/25/17	700,000	733,393
Telefonica SA EUR (f) (i) 6.000% 7/24/17	200,000	202,799

		936,192

Switzerland — 0.1%
UBS AG 2.375% 8/14/19	325,000	327,181

United Arab Emirates — 0.1%
Dana Gas Sukuk Ltd., Convertible (b) 7.000% 10/31/17	1,019,810	887,235

United Kingdom — 0.4%
HSBC Holdings PLC USD 5 year Swap rate + 3.705%, VRN 6.375% 12/29/49	905,000	910,656

	Principal Amount	Value
Lloyds Bank PLC 5 Year UK Gilt + 13.400%, VRN GBP (f) 13.000% 1/29/49	$465,000	$1,057,854
UBS Group Funding Jersey Ltd. (b) 4.125% 9/24/25	220,000	223,722

		2,192,232

United States — 4.3%
AbbVie, Inc. 2.300% 5/14/21	406,000	400,902
AbbVie, Inc. 2.500% 5/14/20	501,000	504,416
Activision Blizzard, Inc. (b) 2.300% 9/15/21	120,000	117,492
AliphCom, Convertible (e) (h) 12.000% 4/28/20	191,000	10,066
AliphCom, Convertible (e) (h) 12.000% 4/28/20	2,617,000	137,916
Ally Financial, Inc. 3.500% 1/27/19	287,000	289,152
American Express Co. 3 mo. USD LIBOR + 3.285%, VRN 4.900% 12/29/49	296,000	295,630
American Express Credit Corp. 2.700% 3/03/22	910,000	908,908
American Tower Corp. 3.400% 2/15/19	198,000	202,426
Apple, Inc. 3.350% 2/09/27	785,000	794,391
AT&T, Inc. 2.375% 11/27/18	584,000	588,047
AT&T, Inc. 3.000% 6/30/22	937,000	932,123
Bank of America Corp. 2.000% 1/11/18	238,000	238,608
Bank of America Corp. 2.600% 1/15/19	232,000	234,416
Bank of America Corp. 6.875% 4/25/18	230,000	242,014
Berkshire Hathaway, Inc. 2.750% 3/15/23	328,000	328,081
Cablevision Systems Corp. 5.875% 9/15/22	166,000	167,453
CCO Holdings LLC/CCO Holdings Capital Corp. (b) 5.125% 5/01/27	370,000	371,850
Cisco Systems, Inc. 2.200% 2/28/21	325,000	325,140
Citigroup, Inc. 1.800% 2/05/18	671,000	671,345
Citigroup, Inc. 3 mo. USD LIBOR + 4.059%, VRN 5.875% 12/29/49	553,000	572,009

The accompanying notes are an integral part of the consolidated financial statements.

10

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Cobalt International Energy, Inc., Convertible 2.625% 12/01/19	$656,000	$209,920
Cobalt International Energy, Inc., Convertible 3.125% 5/15/24	806,000	201,500
Delta Topco Ltd. (e) 2.000% 7/23/19	61,295	88,813
eBay, Inc. 3.800% 3/09/22	231,000	240,395
Edgewell Personal Care Co 4.700% 5/24/22	259,000	269,360
Edgewell Personal Care Co. 4.700% 5/19/21	268,000	280,730
Ford Motor Credit Co. LLC 2.262% 3/28/19	200,000	200,496
Ford Motor Credit Co. LLC 2.551% 10/05/18	200,000	201,588
Ford Motor Credit Co. LLC 5.000% 5/15/18	452,000	466,995
Forest Laboratories, Inc. (b) 5.000% 12/15/21	212,000	229,730
General Electric Co. 3 mo. USD LIBOR + 3.330%, VRN 5.000% 12/29/49	471,000	496,905
General Electric Co. 5.550% 5/04/20	57,000	62,995
General Electric Co. 3 mo. USD LIBOR + 2.289%, VRN 6.375% 11/15/67	291,000	295,365
General Motors Financial Co., Inc. 3.450% 4/10/22	183,000	184,400
General Motors Financial Co., Inc. 3.500% 7/10/19	355,000	364,719
The Goldman Sachs Group, Inc. 2.600% 12/27/20	1,478,000	1,478,229
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922%, VRN 5.375% 12/29/49	478,000	488,755
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.884%, VRN 5.700% 12/31/49	456,000	471,458
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. (b) 4.625% 4/01/25	330,000	334,026
Hughes Satellite Systems Corp. 7.625% 6/15/21	78,000	85,995
Hyundai Capital America (b) 2.000% 3/19/18	215,000	215,194
Intel Corp., Convertible 3.250% 8/01/39	168,000	293,475
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.000%, FRN 1.942% 1/15/23	520,000	523,946

	Principal Amount	Value
JP Morgan Chase & Co. 2.295% 8/15/21	$640,000	$633,354
JP Morgan Chase & Co. 4.350% 8/15/21	195,000	208,691
Medtronic, Inc. 3.150% 3/15/22	525,000	540,328
Morgan Stanley 3 mo. USD LIBOR + 3.610%, VRN 5.450% 12/31/49	337,000	343,100
Mylan, Inc. 2.550% 3/28/19	324,000	325,241
NBCUniversal Enterprise, Inc. (b) 5.250% 12/31/49	400,000	420,000
Oracle Corp. 1.900% 9/15/21	725,000	712,399
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	169,000	181,084
Prudential Financial, Inc. 3 mo. USD LIBOR + 4.175%, VRN 5.875% 9/15/42	254,000	276,034
QUALCOMM, Inc. 3.000% 5/20/22	550,000	556,591
Sabine Pass Liquefaction LLC STEP 5.625% 4/15/23	252,000	273,395
Synchrony Financial 3.750% 8/15/21	129,000	132,916
T-Mobile USA, Inc. 4.000% 4/15/22	74,000	75,203
T-Mobile USA, Inc. 6.000% 4/15/24	298,000	317,742
USB Capital IX 3 mo. USD LIBOR + 1.020%, VRN 3.500% 10/29/49	122,000	103,700
Verizon Communications, Inc. 2.450% 11/01/22	110,000	106,105
Verizon Communications, Inc. 2.625% 8/15/26	232,000	211,849
Verizon Communications, Inc. 3.125% 3/16/22	2,942,000	2,957,828
Volkswagen Group of America Finance LLC (i) 2.450% 11/20/19	276,000	276,371

		24,669,305

TOTAL CORPORATE DEBT (Cost $45,919,584)		40,933,314

The accompanying notes are an integral part of the consolidated financial statements.

11

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
PASS-THROUGH SECURITIES — 0.1%
United Kingdom — 0.1%
Logistics GBP (Acquired 8/03/15, Cost $373,518) 3 mo. GBP LIBOR + 3.600%, FRN GBP (b) (f) (g) 3.956% 8/20/2025	$389,000	$478,101

TOTAL PASS-THROUGH SECURITIES (Cost $582,072)		478,101

SOVEREIGN DEBT OBLIGATIONS — 10.6%
Argentina — 0.7%
Argentine Republic Government International Bond EUR (f) (i) 3.875% 1/15/22	285,000	301,405
Argentine Republic Government International Bond (b) 5.625% 1/26/22	506,000	518,144
Argentine Republic Government International Bond (b) 6.875% 4/22/21	441,000	473,634
Argentine Republic Government International Bond (b) 6.875% 1/26/27	937,000	950,118
Argentine Republic Government International Bond (b) 7.125% 7/06/36	839,000	812,152
Argentine Republic Government International Bond (b) 7.500% 4/22/26	917,000	974,771

		4,030,224

Australia — 1.3%
Australia Government Bond AUD (f) (i) 5.500% 4/21/23	864,000	776,740
Australia Government Bond AUD (f) (i) 5.750% 5/15/21	2,852,000	2,491,976
Australia Government Bond AUD (f) (i) 5.750% 7/15/22	5,077,000	4,551,427

		7,820,143

Brazil — 1.1%
Brazil Notas do Tesouro Nacional Serie B BRL (f) 6.000% 8/15/22	1,746,000	1,719,751
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/18	3,522,000	1,126,491
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/23	9,203,000	2,950,880
Brazilian Government International Bond 2.625% 1/05/23	356,000	330,190

	Principal Amount	Value
Brazilian Government International Bond 4.875% 1/22/21	$350,000	$368,813

		6,496,125

Canada — 1.5%
Canada Housing Trust No 1 CAD (b) (f) 1.250% 6/15/21	1,545,000	1,154,210
Canadian Government Bond CAD (f) 0.250% 5/01/18	2,406,000	1,801,067
Canadian Government Bond CAD (f) 0.500% 8/01/18	6,075,000	4,556,170
Canadian Government Bond CAD (f) 0.750% 3/01/21	1,505,000	1,119,801

		8,631,248

Germany — 0.5%
Bundesrepublik Deutschland EUR (f) (i) 0.010% 8/15/26	2,561,900	2,667,879

Hungary — 0.3%
Hungary Government International Bond 6.250% 1/29/20	458,000	501,726
Hungary Government International Bond 6.375% 3/29/21	1,294,000	1,457,368

		1,959,094

Indonesia — 0.3%
Indonesia Government International Bond EUR (b) (f) 2.625% 6/14/23	758,000	847,044
Indonesia Government International Bond (b) 3.700% 1/08/22	205,000	209,042
Indonesia Government International Bond (i) 4.875% 5/05/21	355,000	379,347
Indonesia Government International Bond (b) 6.875% 1/17/18	316,000	328,618

		1,764,051

Japan — 1.1%
Japan Government Two Year Bond JPY (f) 0.100% 3/15/18	312,950,000	2,820,963
Japan Government Two Year Bond JPY (f) 0.100% 10/15/18	384,150,000	3,468,565

		6,289,528

Mexico — 1.2%
Mexican Bonos MXN (f) 6.500% 6/10/21	85,857,200	4,528,286

The accompanying notes are an integral part of the consolidated financial statements.

12

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Mexican Bonos MXN (f) 8.500% 12/13/18	$43,245,200	$2,374,689

		6,902,975

New Zealand — 0.5%
New Zealand Government Bond NZD (f) (i) 6.000% 5/15/21	3,412,000	2,717,578

Poland — 0.8%
Poland Government Bond PLN (f) 2.500% 7/25/26	5,660,000	1,327,475
Poland Government Bond PLN (f) 2.500% 7/25/27	6,792,000	1,566,080
Poland Government Bond PLN (f) 3.250% 7/25/25	5,631,000	1,416,234
Poland Government Bond PLN (f) 5.000% 3/23/22	209,000	229,386

		4,539,175

Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT EUR (b) (f) 3.850% 4/15/21	963,840	1,121,206

Republic of Korea — 0.1%
Export-Import Bank of Korea 2.625% 12/30/20	298,000	298,741
Export-Import Bank of Korea 2.875% 9/17/18	200,000	202,639

		501,380

Romania — 0.1%
Romania Government Bond RON (f) 4.750% 2/24/25	2,255,000	568,951

Saudi Arabia — 0.1%
Saudi Government International Bond (b) 2.375% 10/26/21	685,000	673,012

United Kingdom — 0.8%
United Kingdom Gilt GBP (f) (i) 0.500% 7/22/22	1,448,045	1,809,722
United Kingdom Gilt GBP (f) (i) 1.250% 7/22/18	1,586,000	2,016,370
United Kingdom Gilt GBP (f) (i) 1.750% 7/22/19	722,211	938,887

		4,764,979

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $62,818,087)		61,447,548

U.S. TREASURY OBLIGATIONS — 9.6%
United States — 9.6%
U.S. Treasury Inflation Index 0.125% 7/15/26	3,870,392	3,776,047

	Principal Amount	Value
U.S. Treasury Inflation Index 0.375% 1/15/27	$1,628,379	$1,621,308
U.S. Treasury Note (j) 0.750% 12/31/17	1,500,000	1,497,012
U.S. Treasury Note (k) 1.125% 7/31/21	1,291,800	1,252,885
U.S. Treasury Note 1.875% 1/31/22	28,228,200	28,168,876
U.S. Treasury Note 1.875% 2/28/22	7,356,600	7,341,312
U.S. Treasury Note (k) 2.250% 2/15/27	11,828,500	11,678,796

		55,336,236

TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,314,030)		55,336,236

TOTAL BONDS & NOTES (Cost $167,829,480)		160,960,289

	Number of Shares
MUTUAL FUNDS — 3.4%
Diversified Financial — 3.4%
United States — 3.4%
BlackRock Liquidity Funds Temp-Fund Portfolio	393,378	393,378
ETFS Physical Palladium Shares (j)	4,767	364,342
ETFS Physical Platinum Shares (j)	3,939	358,094
ETFS Physical Swiss Gold Shares (j)	14,400	1,743,696
iShares Gold Trust (a) (j)	157,258	1,888,669
SPDR Gold Shares (j)	124,856	14,822,904

		19,571,083

TOTAL MUTUAL FUNDS (Cost $21,527,714)		19,571,083

	Units
PURCHASED OPTIONS — 0.8%
Brazil — 0.0%
Ibovespa Index, Put, Expires 4/12/17, Strike 59,177.00 (OTC — Bank of America N.A.)	94	684

The accompanying notes are an integral part of the consolidated financial statements.

13

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Notional Amount	Value
Germany — 0.1%
6-Month EUR LIBOR BBA 30 year Swaption, Put, Expires 6/9/17, Strike 1.50 (OTC — Goldman Sachs International); Underlying swap terminates 6/13/47	$1,322,309	$24,817

	Units
EUR Call USD Put, Expires 3/27/18, Strike 1.20 (OTC — Warburg Dillon Read)	14,682,708	97,427
EUR Call USD Put, Expires 4/06/17, Strike 1.12 (OTC — Morgan Stanley & Co.)	3,549,861	4
EUR Call USD Put, Expires 4/20/17, Strike 1.10 (OTC — Goldman Sachs International)	2,402,135	1,028
EUR Call USD Put, Expires 5/04/17, Strike 1.11 (OTC — Deutsche Bank AG)	2,530,640	3,175
EUR Call USD Put, Expires 5/12/17, Strike 1.10 (OTC — UBS AG)	3,612,383	13,877
EUR Call USD Put, Expires 5/25/17, Strike 1.10 (OTC — JP Morgan Chase Bank N.A.)	3,620,471	19,841
EUR Call USD Put, Expires 6/21/17, Strike 1.13 (OTC — BNP Paribas SA)	3,662,442	10,358
EUR Call USD Put, Expires 7/20/17, Strike 1.13 (OTC — Warburg Dillon Read)	3,662,444	17,441
Euro STOXX 50 Index, Call, Expires 6/16/17, Strike 3,150.00 (OTC — Citibank N.A.)	440	147,903
Euro STOXX 50 Index, Call, Expires 9/21/18, Strike 3,426.55 (OTC — Deutsche Bank AG)	190	48,151

		384,022

	Notional Amount
Japan — 0.0%
6-Month JPY LIBOR BBA 5 year Swaption, Put, Expires 4/4/18, Strike 1.07 (OTC — Deutsche Bank AG); Underlying swap terminates 4/6/23	$143,913,000	156

	Units
Topix Index, Call, Expires 4/14/17, Strike 1,550.00 (OTC — Morgan Stanley & Co.)	106,683	3,680

	Units	Value
Topix Index, Call, Expires 4/14/17, Strike 1,575.00 (OTC — BNP Paribas SA)	133,233	$1,092
Topix Index, Call, Expires 5/12/17, Strike 1,575.00 (OTC — Societe Generale)	178,005	13,842
Topix Index, Call, Expires 6/09/17, Strike 1,550.00 (OTC — BNP Paribas SA)	106,846	22,959
Topix Index, Call, Expires 7/14/17, Strike 1,600.00 (OTC — Goldman Sachs International)	180,310	26,484
Topix Index, Call, Expires 9/08/17, Strike 1,600.00 (OTC — UBS AG)	122,746	30,053

		98,266

United Kingdom — 0.0%
GBP Call USD Put, Expires 8/21/17, Strike 1.28 (OTC — JP Morgan Chase Bank N.A.)	3,620,471	65,819

	Notional Amount
United States — 0.7%
3-Month USD LIBOR BBA 2 year Swaption, Call, Expires 6/02/17, Strike 2.25 (OTC — Goldman Sachs International); Underlying swap terminates 6/6/21	$29,252,917	70,039
6-Month JPY LIBOR BBA 10 year Swaption, Call, Expires 4/11/17, Strike 2.04 (OTC — Bank of America N.A.); Underlying swap terminates 4/13/27	14,294,000	40
6-Month JPY LIBOR BBA 10 year Swaption, Call, Expires 4/20/17, Strike 2.23 (OTC — Bank of America N.A.); Underlying swap terminates 4/24/27	7,403,820	8,885
6-Month JPY LIBOR BBA 10 year Swaption, Call, Expires 5/12/17, Strike 2.00 (OTC — Goldman Sachs International); Underlying swap terminates 5/16/22	14,806,552	40,903

	Units
Allstate Corp., Call, Expires 1/19/18, Strike 80.00 (OTC — Goldman Sachs International)	6,496	36,378
Apple, Inc., Call, Expires 9/15/17, Strike 110.00 (OTC — UBS AG)	18,986	669,444
Armstrong Flooring, Inc., Call, Expires 1/19/18, Strike 85.00 (OTC — Goldman Sachs International)	10,202	3,673

The accompanying notes are an integral part of the consolidated financial statements.

14

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
BB&T Corp., Call, Expires 1/19/18, Strike 40.00 (OTC — Goldman Sachs International)	14,185	$87,947
Benefitfocus, Inc., Call, Expires 1/19/18, Strike 45.00 (OTC — Goldman Sachs International)	17,965	47,158
Capital One Financial Corp., Call, Expires 1/19/18, Strike 80.00 (OTC — Goldman Sachs International)	14,520	167,343
Charles Schwab Corp., Call, Expires 1/19/18, Strike 40.00 (OTC — Goldman Sachs International)	19,899	93,525
CIT Group, Inc., Call, Expires 1/19/18, Strike 42.00 (OTC — Goldman Sachs International)	8,726	41,012
Citigroup, Inc., Call, Expires 1/19/18, Strike 55.00 (OTC — Goldman Sachs International)	19,899	155,212
CME Group, Inc., Call, Expires 1/19/18, Strike 115.00 (OTC — Goldman Sachs International)	6,983	67,735
Comerica, Inc., Call, Expires 1/19/18, Strike 55.00 (OTC — Goldman Sachs International)	12,202	192,182
E*TRADE Financial Corp., Call, Expires 1/19/18, Strike 35.00 (OTC — Goldman Sachs International)	18,072	73,192
Fitbug Holdings PLC, Call, Expires 1/19/18, Strike 25.00 (OTC — Goldman Sachs International)	19,899	51,240
JP Morgan Chase & Co., Call, Expires 1/19/18, Strike 70.00 (OTC — Goldman Sachs International)	19,899	379,573
KeyCorp, Call, Expires 1/19/18, Strike 15.00 (OTC — Goldman Sachs International)	19,899	70,144
Lincoln National Corp., Call, Expires 1/19/18, Strike 55.00 (OTC — Goldman Sachs International)	12,087	154,411
Manulife Financial Corp., Call, Expires 1/19/18, Strike 22.00 (OTC — Goldman Sachs International)	19,899	35,014
MetLife Inc., Call, Expires 1/19/18, Strike 52.50 (OTC — Goldman Sachs International)	19,899	90,540
Morgan Stanley, Call, Expires 1/19/18, Strike 35.00 (OTC — Goldman Sachs International)	19,899	179,091
QUALCOMM, Inc., Call, Expires 5/19/17, Strike 52.50 (OTC — Deutsche Bank AG)	17,892	103,493
Real Time Measurements Inc., Call, Expires 5/23/17, Strike 1.90 (OTC — Deutsche Bank AG)	36,549,333	51,056

	Units	Value
Real Time Measurements Inc., Put, Expires 4/21/17, Strike 1350.00 (OTC — Morgan Stanley & Co.)	2,676	$18,598
Real Time Measurements Inc., Put, Expires 5/19/17, Strike 1335.00 (OTC — Morgan Stanley & Co.)	1,790	25,391
Real Time Measurements Inc., Put, Expires 5/19/17, Strike 1360.00 (OTC — UBS AG)	1,623	34,083
RF Micro Devices, Inc., Call, Expires 1/19/18, Strike 12.00 (OTC — Goldman Sachs International)	19,899	61,189
S&P 500 Index, Put, Expires 4/21/17, Strike 2,325.00 (OTC — Citibank N.A.)	1,628	13,350
S&P 500 Index, Put, Expires 5/19/17, Strike 2,325.00 (OTC — Citibank N.A.)	2,166	49,926
S&P 500 Index, Put, Expires 5/19/17, Strike 2,330.00 (OTC — BNP Paribas SA)	903	22,078
S&P 500 Index, Put, Expires 6/16/17, Strike 2,300.00 (OTC — Bank of America N.A.)	2,146	60,195
SPDR Gold Shares, Call, Expires 10/20/17, Strike 122.00 (OTC — JP Morgan Chase Bank N.A.) (j)	12,919	47,652
SPDR Gold Shares, Call, Expires 11/17/17, Strike 120.00 (j)	15,919	78,065
SPDR Gold Shares, Call, Expires 5/19/17, Strike 120.00 (OTC — Societe Generale) (j)	14,520	24,176
SPDR Gold Shares, Call, Expires 6/30/17, Strike 120.00 (OTC — Morgan Stanley & Co.) (j)	21,775	55,635
SPDR Gold Shares, Call, Expires 7/21/17, Strike 121.00 (OTC — Morgan Stanley & Co.) (j)	16,464	41,381
SPDR Gold Shares, Call, Expires 8/18/17, Strike 121.00 (OTC — Morgan Stanley & Co.) (j)	15,552	45,879
SPDR Gold Shares, Call, Expires 9/29/17, Strike 122.00 (OTC — Morgan Stanley & Co.) (j)	20,675	70,295
State Street Corp., Call, Expires 1/19/18, Strike 72.50 (OTC — Goldman Sachs International)	13,463	151,795
SunTrust Banks, Inc., Call, Expires 1/19/18, Strike 55.00 (OTC — Goldman Sachs International)	19,899	100,490
SYF Resources Bhd, Call, Expires 1/19/18, Strike 35.00 (OTC — Goldman Sachs International)	19,899	62,682

The accompanying notes are an integral part of the consolidated financial statements.

15

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
TD Ameritrade Holding Corp., Call, Expires 1/19/18, Strike 40.00 (OTC — Goldman Sachs International)	16,960	$51,304
Travelers Com., Call, Expires 1/19/18, Strike 135.00 (OTC — Goldman Sachs International)	6,154	12,154
USD Call JPY Put, Expires 5/18/17, Strike 114.50 (OTC — JP Morgan Chase Bank N.A.)	3,594,248	12,170
USD Call JPY Put, Expires 5/18/17, Strike 116.00 (OTC — UBS AG)	3,615,423	5,683
USD Call JPY Put, Expires 6/23/17, Strike 113.50 (OTC — Morgan Stanley & Co.)	3,666,232	33,414
USD Call MXN Put, Expires 6/20/17, Strike 19.40 (OTC — UBS AG)	1,828,386	29,832
USD Put NOK Call, Expires 6/16/17, Strike 8.30 (OTC — BNP Paribas SA)	1,815,108	9,083
Wells Fargo & Co., Call, Expires 1/19/18 Strike 55.00 (OTC — Goldman Sachs International)	22,242	94,529
Zions Bancorp, Call, Expires 1/19/18, Strike 35.00 (OTC — Goldman Sachs International)	16,315	139,493

		4,219,752

TOTAL PURCHASED OPTIONS (Cost $3,542,602)		4,768,543

	Number of Shares
WARRANTS — 0.0%
Australia — 0.0%
TFS Corp. Ltd. AUD, Expires 7/15/18, Strike 1.28 (a)	222,000	23,579

TOTAL WARRANTS (Cost $0)		23,579

TOTAL LONG-TERM INVESTMENTS (Cost $480,726,253)		508,857,181

	Principal Amount
SHORT-TERM INVESTMENTS — 12.6%
Sovereign Debt Obligations — 2.7%
Japan Treasury Discount Bill JPY (f) 0.000% 4/10/17	670,000,000	6,018,259

	Principal Amount	Value
Japan Treasury Discount Bill JPY (f) 0.000% 4/24/17	360,000,000	$3,233,973
Japan Treasury Discount Bill JPY (f) 0.000% 6/12/17	710,000,000	6,380,223

		15,632,455

U.S. Treasury Bill — 9.9%
U.S. Treasury Bill 0.000% 4/13/17	$2,000,000	1,999,598
U.S. Treasury Bill 0.000% 4/13/17	2,000,000	1,999,598
U.S. Treasury Bill 0.000% 4/13/17	8,000,000	7,998,392
U.S. Treasury Bill 0.000% 4/20/17	3,487,000	3,485,800
U.S. Treasury Bill 0.000% 4/27/17	2,000,000	1,999,026
U.S. Treasury Bill 0.000% 5/04/17	2,000,000	1,998,812
U.S. Treasury Bill 0.000% 5/11/17	2,000,000	1,998,482
U.S. Treasury Bill 0.000% 5/11/17	4,000,000	3,996,964
U.S. Treasury Bill 0.000% 5/18/17	2,000,000	1,998,194
U.S. Treasury Bill 0.000% 5/18/17	3,000,000	2,997,291
U.S. Treasury Bill 0.000% 5/18/17	4,000,000	3,996,388
U.S. Treasury Bill 0.000% 5/25/17	2,000,000	1,997,930
U.S. Treasury Bill 0.000% 6/01/17	12,000,000	11,986,188
U.S. Treasury Bill 0.000% 6/01/17	6,000,000	5,993,094
U.S. Treasury Bill 0.000% 6/22/17	3,000,000	2,994,984

		57,440,741

TOTAL SHORT-TERM INVESTMENTS (Cost $72,620,857)		73,073,196

TOTAL INVESTMENTS — 100.6% (Cost $553,347,110) (l)		581,930,377

Other Assets/(Liabilities) — (0.6)%		(3,236,301)

NET ASSETS — 100.0%		$578,694,076

The accompanying notes are an integral part of the consolidated financial statements.

16

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
EQUITIES SOLD SHORT — (0.9)%
Canada — (0.4)%
Bank of Montreal	(10,611)	$(792,563)
First Quantum Minerals Ltd.	(2,986)	(31,727)
LyondellBasell Industries NV Class A	(6,810)	(621,004)
Royal Bank of Canada	(13,274)	(967,115)

		(2,412,409)

United States — (0.5)%
Caterpillar, Inc.	(8,163)	(757,200)
The Procter & Gamble Co.	(9,785)	(879,182)
Prologis, Inc.	(21,861)	(1,134,149)

		(2,770,531)

TOTAL EQUITIES SOLD SHORT (Cost $(4,958,082))		(5,182,940)

Notes to Consolidated Portfolio of Investments

Percentages are restated as a percent of net assets.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ETFS	Exchange-Traded Fund Securities
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	New Romanian Leu
SGD	Singapore Dollar
STEP	Step Up Bond
USD	U.S. Dollar
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $24,548,489 or 4.24% of net assets.
(c)	A portion of this security is pledged as collateral for securites sold short.
(d)	These securities are pledged/held as collateral for written options. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $8,311,065 or 1.44% of net assets.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Restricted security. Certain securities are restricted as to resale. At March 31, 2017, these securities amounted to a value of $941,058 or 0.16% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2017, these securities amounted to a value of $173,159 or 0.03% of net assets.
(i)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, these securities amounted to a value of $19,734,865 or 3.41% of net assets.
(j)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.
(k)	A portion of this security is held/pledged as collateral for open futures contracts. (Note 2).
(l)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated financial statements.

17

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$508,857,181
Other short-term investments, at value (Note 2) (b)	73,073,196

Total investments	581,930,377

Receivables from:
Investments sold	1,894,049
Closed swap agreements, at value	275,173
Collateral pledged for securities sold short	4,890,851
Collateral pledged for open derivative instruments (Note 2)	343,880
Open forward foreign currency contracts (Note 2)	234,043
Investment adviser (Note 3)	75,935
Fund shares sold	630,424
Variation margin on open derivative instruments (Note 2)	9,034
Interest and dividends	2,211,510
Interest tax reclaim receivable	96,896
Foreign taxes withheld	205,932
Open swap agreements, at value (Note 2)	986,522
Prepaid expenses	66,898

Total assets	593,851,524

Liabilities:
Payables for:
Investments purchased	2,537,108
Collateral held for open derivative instruments (Note 2)	3,740,000
Written options outstanding, at value (Note 2) (c)	896,113
Payable for securities sold short, at value (Note 2) (d)	5,182,940
Payable for dividend on short sales (Note 2)	2,504
Open forward foreign currency contracts (Note 2)	621,087
Foreign currency overdraft	225,106
Interest and dividends	3,323
Fund shares repurchased	1,053,700
Payable for premium on purchased options	187,297
Open swap agreements, at value (Note 2)	8,188
Trustees’ fees and expenses (Note 3)	84,030
Affiliates (Note 3):
Investment advisory fees	383,015
Administration fees	23,236
Service fees	18,703
Shareholder service fees	2,375
Distribution fees	8,012
Due to custodian	11,194
Accrued expense and other liabilities	169,517

Total liabilities	15,157,448

Net assets	$578,694,076

Net assets consist of:
Paid-in capital	$560,093,844
Undistributed (accumulated) net investment income (loss)	2,459,773
Accumulated net realized gain (loss) on investments and foreign currency transactions	(12,740,295)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	28,880,754

Net assets	$578,694,076

(a) Cost of investments:	$480,726,253
(b) Cost of other short-term investments:	$72,620,857
(c) Premiums on written options:	$1,508,694
(d) Proceeds from securities sold short:	$4,958,082

The accompanying notes are an integral part of the consolidated financial statements.

18

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

Class I shares:
Net assets	$521,578,356

Shares outstanding (a)	49,569,401

Net asset value, offering price and redemption price per share	$10.52

Class R5 shares:
Net assets	$7,043,995

Shares outstanding (a)	660,550

Net asset value, offering price and redemption price per share	$10.66

Service Class shares:
Net assets	$11,293,486

Shares outstanding (a)	1,074,323

Net asset value, offering price and redemption price per share	$10.51

Administrative Class shares:
Net assets	$9,686,365

Shares outstanding (a)	893,943

Net asset value, offering price and redemption price per share	$10.84

Class A shares:
Net assets	$5,263,587

Shares outstanding (a)	502,783

Net asset value, and redemption price per share	$10.47

Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.11

Class R4 shares:
Net assets	$11,747,472

Shares outstanding (a)	1,131,109

Net asset value, offering price and redemption price per share	$10.39

Class R3 shares:
Net assets	$12,080,815

Shares outstanding (a)	1,166,684

Net asset value, offering price and redemption price per share	$10.35

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

19

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

Investment income (Note 2):
Dividends (a)	$3,557,929
Interest (b)	2,244,313

Total investment income	5,802,242

Expenses (Note 3):
Investment advisory fees	2,230,329
Custody fees	299,530
Dividend expense on short sales	55,385
Audit fees	67,704
Legal fees	4,667
Accounting & Administration fees	46,432
Proxy fees	490
Shareholder reporting fees	23,602
Trustees’ fees	15,602
Registration and filing fees	41,479
Transfer agent fees	1,496

2,786,716
Administration fees:
Class R5	3,463
Service Class	8,549
Administrative Class	7,104
Class A	4,102
Class R4	14,249
Class R3	12,262
Distribution fees:
Class R3	15,327
Service fees:
Class A	6,836
Class R4	17,812
Class R3	15,327
Shareholder service fees:
Service Class	2,850
Administrative Class	7,104
Class A	4,102

Total expenses	2,905,803
Expenses waived:
Class I fees reimbursed by adviser	(423,034)
Class R5 fees reimbursed by adviser	(5,723)
Service Class fees reimbursed by adviser	(9,418)
Administrative Class fees reimbursed by adviser	(7,835)
Class A fees reimbursed by adviser	(4,514)
Class R4 fees reimbursed by adviser	(11,764)
Class R3 fees reimbursed by adviser	(10,117)

Net expenses	2,433,398

Net investment income (loss)	3,368,844

The accompanying notes are an integral part of the consolidated financial statements.

20

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$(230,128)
Futures contracts	(2,235,514)
Written options	762,837
Equities sold short	(143,622)
Swap agreements	244,551
Foreign currency transactions	2,387,635

Net realized gain (loss)	785,759

Net change in unrealized appreciation (depreciation) on:
Investment transactions	18,943,495 *
Futures contracts	295,147
Written options	134,636
Equities sold short	(139,302)
Swap agreements	1,470,353
Translation of assets and liabilities in foreign currencies	472,459

Net change in unrealized appreciation (depreciation)	21,176,788

Net realized gain (loss) and change in unrealized appreciation (depreciation)	21,962,547

Net increase (decrease) in net assets resulting from operations	$25,331,391

(a) Net of foreign withholding tax of:	$174,527
(b) Net of foreign withholding tax of:	$322
*	Net decrease in accrued foreign capital gains tax of $73,565.

The accompanying notes are an integral part of the consolidated financial statements.

21

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statements of Changes in Net Assets

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,368,844	$8,062,514
Net realized gain (loss) on investment transactions	785,759	(12,310,561)
Net change in unrealized appreciation (depreciation) on investments	21,176,788	40,504,283

Net increase (decrease) in net assets resulting from operations	25,331,391	36,256,236

Distributions to shareholders (Note 2):
From net investment income:
Class I	(4,830,083)	(4,869,338)
Class R5	(56,300)	(52,551)
Service Class	(82,030)	(87,537)
Administrative Class	(53,040)	(50,140)
Class A	(19,896)	(5,165)
Class R4	(99,371)	(40,214)
Class R3	(56,263)	(24,764)

Total distributions from net investment income	(5,196,983)	(5,129,709)

From net realized gains:
Class I	-	(31,056,390)
Class R5	-	(385,924)
Service Class	-	(760,006)
Administrative Class	-	(613,951)
Class A	-	(329,559)
Class R4	-	(335,250)
Class R3	-	(240,425)

Total distributions from net realized gains	-	(33,721,505)

Net fund share transactions (Note 5):
Class I	(16,199,342)	(67,586,821)
Class R5	(586,695)	7,541
Service Class	(1,003,840)	(3,434,799)
Administrative Class	(648,667)	(4,222,420)
Class A	(686,458)	(1,229,207)
Class R4	(5,049,360)	13,198,789
Class R3	1,187,725	7,659,451

Increase (decrease) in net assets from fund share transactions	(22,986,637)	(55,607,466)

Total increase (decrease) in net assets	(2,852,229)	(58,202,444)
Net assets
Beginning of period	581,546,305	639,748,749

End of period	$578,694,076	$581,546,305

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,459,773	$4,287,912

The accompanying notes are an integral part of the consolidated financial statements.

22

[THIS PAGE INTENTIONALLY LEFT BLANK]

23

MassMutual Select BlackRock Global Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]
Class I
3/31/17[r]	$10.16	$0.06	$0.40	$0.46	$(0.10)	$-	$(0.10)	$10.52	4.53%	[b]
9/30/16	10.11	0.14	0.53	0.67	(0.08)	(0.54)	(0.62)	10.16	6.91%
9/30/15[i]	10.73	0.11	(0.48)	(0.37)	(0.07)	(0.18)	(0.25)	10.11	(3.53%	)[b]
12/31/14[h]	11.80	0.13	0.06	0.19	(0.28)	(0.98)	(1.26)	10.73	1.57%	[b]
Class R5
3/31/17[r]	$10.29	$0.06	$0.40	$0.46	$(0.09)	$-	$(0.09)	$10.66	4.46%	[b]
9/30/16	10.23	0.13	0.54	0.67	(0.07)	(0.54)	(0.61)	10.29	6.81%
9/30/15[i]	10.87	0.10	(0.49)	(0.39)	(0.07)	(0.18)	(0.25)	10.23	(3.67%	)[b]
12/31/14	11.74	0.25	(0.02)	0.23	(0.12)	(0.98)	(1.10)	10.87	1.89%
12/31/13	10.73	0.12	1.44	1.56	(0.15)	(0.40)	(0.55)	11.74	14.65%
12/31/12	9.93	0.17	0.84	1.01	(0.18)	(0.03)	(0.21)	10.73	10.13%
12/31/11	10.79	0.19	(0.63)	(0.44)	(0.24)	(0.18)	(0.42)	9.93	(4.07%	)
Service Class
3/31/17[r]	$10.14	$0.05	$0.39	$0.44	$(0.07)	$-	$(0.07)	$10.51	4.40%	[b]
9/30/16	10.08	0.12	0.54	0.66	(0.06)	(0.54)	(0.60)	10.14	6.79%
9/30/15[i]	10.72	0.10	(0.49)	(0.39)	(0.07)	(0.18)	(0.25)	10.08	(3.72%	)[b]
12/31/14	11.74	0.19	0.03	0.22	(0.26)	(0.98)	(1.24)	10.72	1.80%
12/31/13	10.72	0.11	1.44	1.55	(0.13)	(0.40)	(0.53)	11.74	14.48%
12/31/12	9.93	0.15	0.85	1.00	(0.18)	(0.03)	(0.21)	10.72	10.10%
12/31/11	10.78	0.18	(0.63)	(0.45)	(0.22)	(0.18)	(0.40)	9.93	(4.15%	)
Administrative Class
3/31/17[r]	$10.44	$0.05	$0.41	$0.46	$(0.06)	$-	$(0.06)	$10.84	4.43%	[b]
9/30/16	10.36	0.11	0.55	0.66	(0.04)	(0.54)	(0.58)	10.44	6.61%
9/30/15[i]	11.02	0.09	(0.50)	(0.41)	(0.07)	(0.18)	(0.25)	10.36	(3.80%	)[b]
12/31/14	12.03	0.18	0.03	0.21	(0.24)	(0.98)	(1.22)	11.02	1.70%
12/31/13	10.98	0.09	1.48	1.57	(0.12)	(0.40)	(0.52)	12.03	14.36%
12/31/12	10.17	0.14	0.87	1.01	(0.17)	(0.03)	(0.20)	10.98	9.86%
12/31/11	10.79	0.16	(0.59)	(0.43)	(0.01)	(0.18)	(0.19)	10.17	(3.91%	)
Class A
3/31/17[r]	$10.07	$0.03	$0.41	$0.44	$(0.04)	$-	$(0.04)	$10.47	4.34%	[b]
9/30/16	10.01	0.09	0.52	0.61	(0.01)	(0.54)	(0.55)	10.07	6.26%
9/30/15[i]	10.67	0.07	(0.48)	(0.41)	(0.07)	(0.18)	(0.25)	10.01	(3.93%	)[b]
12/31/14	11.69	0.15	0.03	0.18	(0.22)	(0.98)	(1.20)	10.67	1.42%
12/31/13	10.69	0.06	1.44	1.50	(0.10)	(0.40)	(0.50)	11.69	14.13%
12/31/12	9.91	0.11	0.84	0.95	(0.14)	(0.03)	(0.17)	10.69	9.57%
12/31/11	10.77	0.13	(0.63)	(0.50)	(0.18)	(0.18)	(0.36)	9.91	(4.53%	)
Class R4
3/31/17[r]	$10.01	$0.03	$0.41	$0.44	$(0.06)	$-	$(0.06)	$10.39	4.40%	[b]
9/30/16	9.99	0.11	0.51	0.62	(0.06)	(0.54)	(0.60)	10.01	6.46%
9/30/15[i]	10.65	0.08	(0.49)	(0.41)	(0.07)	(0.18)	(0.25)	9.99	(3.84%	)[b]
12/31/14[h]	11.73	0.11	0.03	0.14	(0.24)	(0.98)	(1.22)	10.65	1.15%	[b]
Class R3
3/31/17[r]	$9.98	$0.03	$0.39	$0.42	$(0.05)	$-	$(0.05)	$10.35	4.29%	[b]
9/30/16	9.98	0.08	0.52	0.60	(0.06)	(0.54)	(0.60)	9.98	6.16%
9/30/15[i]	10.65	0.06	(0.48)	(0.42)	(0.07)	(0.18)	(0.25)	9.98	(4.03%	)[b]
12/31/14[h]	11.73	0.08	0.04	0.12	(0.22)	(0.98)	(1.20)	10.65	0.97%	[b]

	Six months ended March 31, 2017[b,r]	Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
				2014	2013	2012	2011
Portfolio turnover rate	74%	171%	90%	94%	66%	61%	43%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
e	Amount is less than 0.005%.
f	Amount is less than $500.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
y	Short sale dividend and loan expense incurred as a result of entering into short sales is included in the Fund’s net expenses in the Consolidated Statement of Operations.
z	Includes short sale dividend and loan expense.

The accompanying notes are an integral part of the consolidated financial statements.

24

Ratios / Supplemental Data
Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers[z]	Ratio of expenses to average daily net assets after expense waivers[j,z]	Short sale dividend and loan expense to average daily net assets[y]	Net investment income (loss) to average daily net assets[z]

$521,578		0.97%[a]	0.81%[a]	0.02%[a]	1.22%[a]
519,733		0.97%	0.80%	0.01%	1.39%
590,934		0.96%[a]	0.79%[a]	0.00%[a,e]	1.39%[a]
611,549		0.96%[a]	0.79%[a]	0.00%[a,e]	1.40%[a]

$7,044		1.07%[a]	0.91%[a]	0.02%[a]	1.22%[a]
7,390		1.07%	0.90%	0.01%	1.33%
7,340		1.06%[a]	0.89%[a]	0.00%[a,e]	1.26%[a]
12,994		1.01%	0.88%	0.00%[e]	2.12%
615,383		0.97%	0.86%	0.00%[e]	1.04%
547,436		1.00%	0.86%	N/A	1.57%
526,621		0.95%	0.86%	0.00%[e]	1.77%

$11,293		1.17%[a]	1.01%[a]	0.02%[a]	1.01%[a]
11,890		1.17%	1.00%	0.01%	1.23%
15,267		1.16%[a]	0.99%[a]	0.00%[a,e]	1.21%[a]
11,605		1.14%	0.99%	0.00%[e]	1.61%
11,658		1.07%	0.96%	0.00%[e]	0.98%
16,060		1.10%	0.96%	N/A	1.45%
786		1.05%	0.96%	0.00%[e]	1.63%

$9,686		1.27%[a]	1.11%[a]	0.02%[a]	0.92%[a]
9,991		1.27%	1.10%	0.01%	1.11%
14,055		1.26%[a]	1.09%[a]	0.00%[a,e]	1.09%[a]
16,936		1.25%	1.10%	0.00%[e]	1.50%
19,051		1.22%	1.11%	0.00%[e]	0.79%
23,253		1.25%	1.11%	N/A	1.29%
0	[f]	1.17%	1.10%	0.00%[e]	1.42%

$5,264		1.52%[a]	1.36%[a]	0.02%[a]	0.64%[a]
5,748		1.52%	1.35%	0.01%	0.87%
6,922		1.51%[a]	1.34%[a]	0.00%[a,e]	0.85%[a]
8,694		1.50%	1.35%	0.00%[e]	1.26%
8,844		1.47%	1.36%	0.00%[e]	0.53%
6,060		1.50%	1.36%	N/A	1.07%
2,015		1.45%	1.36%	0.00%[e]	1.24%

$11,747		1.42%[a]	1.26%[a]	0.02%[a]	0.69%[a]
16,392		1.42%	1.25%	0.01%	1.10%
2,642		1.41%[a]	1.24%[a]	0.00%[a,e]	0.93%[a]
101		1.41%[a]	1.24%[a]	0.00%[a,e]	1.20%[a]

$12,081		1.67%[a]	1.51%[a]	0.02%[a]	0.54%[a]
10,403		1.67%	1.50%	0.01%	0.83%
2,587		1.66%[a]	1.49%[a]	0.00%[a,e]	0.73%[a]
101		1.66%[a]	1.49%[a]	0.00%[a,e]	0.95%[a]

25

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Select BlackRock Global Allocation Fund (the “Fund”) is a series of the Trust.

Each share class of the Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

On May 13, 2015, the Board of Trustees (“Trustees”) approved a change in the fiscal year end of the Fund from December 31 to September 30. Accordingly, the Fund’s consolidated financial statements and related notes include information as of the nine month period ended September 30, 2015, and the year ended December 31, 2014.

Effective April 1, 2014, Class S shares were renamed Class R5 shares, Class Y shares were renamed Service Class shares, and Class L shares were renamed Administrative Class shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2017, the Fund’s net assets were $578,694,076, of which $20,750,465 or 3.59%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, the Fund’s net asset value generally is not calculated and the Fund does not anticipate accepting buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on

26

Notes to Consolidated Financial Statements (Unaudited) (Continued)

the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the values of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

27

Notes to Consolidated Financial Statements (Unaudited) (Continued)

pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Fund determines its net asset values.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

28

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2017, for the Fund’s remaining investments:

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Belgium	$-	$2,733,678	$-	$2,733,678
Bermuda	2,179,113	645,485	-	2,824,598
British Virgin Islands	1,059,267	-	-	1,059,267
Canada	3,410,996	-	-	3,410,996
Cayman Islands	2,015,666	402,513	-	2,418,179
Czech Republic	-	117,451	-	117,451
Finland	-	1,744,466	-	1,744,466
France	60,554	16,755,489	-	16,816,043
Germany	-	9,941,155	-	9,941,155
Hong Kong	182,314	2,690,855	-	2,873,169
India	-	5,630,320	-	5,630,320
Indonesia	-	688,165	-	688,165
Ireland	1,934,846	-	-	1,934,846
Italy	-	4,994,639	-	4,994,639
Japan	-	54,353,598	-	54,353,598
Mexico	445,395	-	-	445,395
Netherlands	1,377,699	6,961,976	-	8,339,675
Netherlands Antilles	831,843	-	-	831,843
Portugal	-	283,668	-	283,668
Republic of Korea	-	3,435,392	-	3,435,392
Singapore	-	1,887,569	-	1,887,569
Spain	-	2,762,252	-	2,762,252
Sweden	-	3,303,978	-	3,303,978
Switzerland	1,412,776	4,807,892	-	6,220,668
Taiwan	-	1,898,608	-	1,898,608
Thailand	359,857	472,997	-	832,854
United Kingdom	6,487,255	16,258,220	-	22,745,475
United States	143,932,424	110,742	488,163	144,531,329
Preferred Stock*
Germany	-	527,215	-	527,215
Ireland	804,742	-	-	804,742
Taiwan	-	9,849	-	9,849
United States	4,815,215	1,169,063	7,148,327	13,132,605
Bank Loans	-	2,765,090	-	2,765,090
Corporate Debt	-	40,233,562	699,752	40,933,314
Non-U.S. Government Agency Obligations	-	-	478,101	478,101
Sovereign Debt Obligations	-	61,447,548	-	61,447,548
U.S. Treasury Obligations	-	55,336,236	-	55,336,236
Mutual Funds	19,571,083	-	-	19,571,083
Purchased Options	78,065	4,690,478	-	4,768,543
Warrants	-	23,579	-	23,579
Short-Term Investments	-	73,073,196	-	73,073,196

Total Investments	$190,959,110	$382,156,924	$8,814,343	$581,930,377

Liability Investments
Equities Sold Short*	$(5,182,940)	$-	$-	$(5,182,940)

29

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Asset Derivatives
Forward Contracts	$-	$234,043	$-	$234,043
Futures Contracts	50,058	-	-	50,058
Swap Agreements	-	1,136,869	-	1,136,869

Total	$50,058	$1,370,912	$-	$1,420,970

Liability Derivatives
Forward Contracts	$-	$(621,087)	$-	$(621,087)
Futures Contracts	(25,963)	-	-	(25,963)
Swap Agreements	-	(727,090)	-	(727,090)
Written Options	(28,017)	(868,096)	-	(896,113)

Total	$(53,980)	$(22,216,273)	$-	$(2,270,253)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.

The assets and liabilities shown in the Consolidated Statement of Assets and Liabilities related to collateral pledged for securities sold short, collateral pledged and held for open derivative instruments, and due to custodian approximate fair value, which would be categorized at Level 2, as of March 31, 2017.

The Fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2017. The Fund recognizes transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/16	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 3/31/17	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/17
Common Stock	$999,822	$-	$(419,592)	$1,636,858	$9,461	$(1,738,386)	$-		$-	$488,163	$457,178
Preferred Stock	6,112,727	-	-	(628,382)	1,663,982	-	-		-	7,148,327	(628,382)
Corporate Debt†	3,090	-	-	(11,043)	-	-	33,130	**	-	25,177	(11,043)
Corporate Debt	1,560,628	-	(768,958)	(263,483)	282,743	(136,355)	-		-	674,575	(315,754)
Pass-Through Securities†	482,434	-	-	(4,333)	-	-	-		-	478,101	(4,333)

	$9,158,701	$-	$(1,188,550)	$729,617	$1,956,186	$(1,874,741)	$33,130		$-	$8,814,343	$(502,334)

*	The Fund recognizes transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Levels as inputs were less observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such

30

Notes to Consolidated Financial Statements (Unaudited) (Continued)

market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Common stock — $488,163
Jawbone Health Hub, Inc.	$53,741	Market Approach	Intrinsic Value Analysis	$2.73
Liberty Media Corporation - Liberty Formula One	432,529	Market Approach	Discount for Lack of Marketability	5.00%
Lookout, Inc.	1,893	Market Approach	Option Pricing Method / EV Multiple	6.50x

Corporate Debt — $ 674,575
AliphCom Convertible Bond	137,916	Market Approach	Enterprise Value Coverage Analysis	4.51%
AliphCom Convertible Bond	10,066
Bio City Development Co. B.V.	437,780	Market Approach	Debt Restructure Analysis - Expected Recovery Rate	43.50%
			Cashflow discount rate	17.50%
Delta Topco Ltd.	88,813	Market Approach	Intrinsic Value Analysis	$144.89

Preferred Stock — $7,148,327
Domo, Inc. Series D-2 Convertible	$1,030,763	Market Approach	Probability Weighted Return Method
			IPO 2017 Probability	10%
			IPO 2018 Probability	75%
			Sale Scenario Probability	10%
			Insolvency Probability	5%
Dropbox, Inc. Series C	981,775	Market Approach	EV/Multiple	7.50x
Grand Rounds, Inc. Series C Convertible	348,197	Market Approach	Option Pricing Method / EV Multiple	10.00x
Lookout, Inc. Series F	545,054	Market Approach	Option Pricing Method / EV Multiple	6.50x
Palantir Technologies, Inc. Series I	850,310	Market Approach	EV/Multiple	10.75x
			1 Year Revenue Growth Rate	133.0%
Uber Technologies, Inc. Series D	3,392,228	Market Approach	EV/Multiple	12.75x
			2 Year Revenue Growth Rate	278.6%

Total	$8,311,065

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. The Fund may not be able to close out a derivative transaction at a favorable time or price. The Fund held derivatives during the period ended March 31, 2017. The following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use
Foreign Currency Transactions*
Hedging/Risk Management	A
Directional Exposures to Currencies	A

31

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use
Futures Contracts**
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Substitution for Direct Investment	A

Interest Rate Swaps***
Hedging/Risk Management	A
Duration Management	A
Substitution for Direct Investment	A

Total Return Swaps****
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Substitution for Direct Investment	A
Market Access	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A
Duration/Credit Quality Management	M
Income	M
Substitution for Direct Investment	A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Income	M
Substitution for Direct Investment	A

Options (Purchased)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	A
Directional Investment	A

Options (Written)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Income	A
Substitution for Direct Investment	M
Directional Investment	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

32

Notes to Consolidated Financial Statements (Unaudited) (Continued)

At March 31, 2017, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Derivatives
Forward Contracts*	$-	$-	$234,043	$-	$234,043
Futures Contracts^^	-	50,058	-	-	50,058
Swap Agreements*	-	621,021	365,501	-	986,522
Swap Agreements^^,^^^	-	-	-	150,347	150,347
Purchased Options*	-	4,304,551	319,152	144,840	4,768,543

Total Value	$-	$4,975,630	$918,696	$295,187	$6,189,513

Liability Derivatives
Forward Contracts^	$-	$-	$(621,087)	$-	$(621,087)
Futures Contracts^^	-	(25,963)	-	-	(25,963)
Swap Agreements^	-	-	(8,188)	-	(8,188)
Swap Agreements^^,^^^	(23,334)	-	-	(695,568)	(718,902)
Written Options^	-	(657,740)	(189,987)	(20,369)	(868,096)
Written Options^,^^^	-	(28,017)	-	-	(28,017)

Total Value	$(23,334)	$(711,720)	$(819,262)	$(715,937)	$(2,270,253)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$2,607,553	$-	$2,607,553
Futures Contracts	-	(2,235,514)	-	-	(2,235,514)
Swap Agreements	186,806	30,485	19,128	8,132	244,551
Purchased Options	-	60,080	327,699	123,283	511,062
Written Options	-	561,718	451,623	(250,504)	762,837

Total Realized Gain (Loss)	$186,806	$(1,583,231)	$3,406,003	$(119,089)	$1,890,489

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$462,603	$-	$462,603
Futures Contracts	-	295,147	-	-	295,147
Swap Agreements	(20,001)	511,204	1,349,962	(370,812)	1,470,353
Purchased Options	-	1,802,670	(256,546)	(12,286)	1,533,838
Written Options	-	(88,073)	286,224	(63,515)	134,636

Total Change in Appreciation (Depreciation)	$(20,001)	$2,520,948	$1,842,243	$(446,613)	$3,896,577

*	Consolidated Statement of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements at value, as applicable.
^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward foreign currency contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities.
^^^	Represents centrally cleared swaps or exchange-traded written options, which are not subject to a master netting agreement.
#	Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.

33

Notes to Consolidated Financial Statements (Unaudited) (Continued)

For the period ended March 31, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

Number of Contracts, Notional Amounts, or Shares/Units†
Futures Contracts	Forward Contracts ($)	Swap Agreements ($)	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
212	69,643,530	78,028,684	68,055,740	162,665,710	110,530,436	13,748,234

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options, and written options, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2017.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund as of March 31, 2017.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Bank of America N.A.	$435,305	$(127,966)	$(180,000)	$127,339
BNP Paribas SA	655,310	(46,492)	(520,000)	88,818
Citibank N.A.	223,994	(14,165)	(190,000)	19,829
Credit Suisse International	23,211	(23,211)	-	-
Deutsche Bank AG	206,031	(206,031)	-	-
Goldman Sachs International	2,831,065	(209,271)	(2,300,000)	321,794
JP Morgan Chase Bank N.A.	208,865	(67,402)	(120,000)	21,463
Morgan Stanley & Co.	294,277	(74,064)	(220,213)	-
Societe Generale	38,018	-	-	38,018
UBS AG	880,099	(430,703)	-	449,396
Warburg Dillon	114,868	-	-	114,868

	$5,911,043	$(1,199,305)	$(3,530,213)	$1,181,525

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund as of March 31, 2017.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Bank of America N.A.	$(127,966)	$127,966	$-	$-
Barclays Bank PLC	(98,959)	-	-	(98,959)
BNP Paribas SA	(46,492)	46,492	-	-
Citibank N.A.	(14,165)	14,165	-	-
Credit Suisse International	(121,591)	23,211	-	(98,380)
Deutsche Bank AG	(306,758)	206,031	-	(100,727)
Goldman Sachs & Co.	(209,271)	209,271	-	-
JP Morgan Chase Bank N.A.	(67,402)	67,402	-	-
Morgan Stanley & Co.	(74,064)	74,064	-	-
UBS AG	(430,703)	430,703	-	-

	$(1,497,371)	$1,199,305	$-	$(298,066)

34

Notes to Consolidated Financial Statements (Unaudited) (Continued)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Consolidated Statement of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund during the period ended March 31, 2017, are discussed below.

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts and Foreign Currency Options. The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If the Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a forward contract with respect to that currency. The Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce the Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Foreign Currency Swaps. The Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by the Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

35

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Fund had the following open forward foreign currency contracts at March 31, 2017. The Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
JPY	161,395,416	Credit Suisse International*	04/07/17		$1,426,630	$23,211

JPY	162,773,436	Goldman Sachs International*	04/07/17		1,436,741	25,480

NOK	4,637,000	Morgan Stanley & Co.*	04/27/17		542,466	(2,282)

					$3,405,837	$46,409

Contracts to Deliver
JPY	360,000,000	Barclays Bank PLC*	04/24/17		$3,138,185	$(97,718)

AUD	1,888,000	Citibank N.A.*	05/10/17		1,454,317	12,815

JPY	161,395,416	Credit Suisse International*	04/07/17		1,428,000	(21,842)
JPY	710,000,000	Credit Suisse International*	06/12/17		6,294,270	(99,749)

					7,722,270	(121,591)

AUD	704,000	Deutsche Bank AG*	04/28/17		534,026	(3,598)
JPY	670,000,000	Deutsche Bank AG*	04/10/17		5,801,469	(217,834)
JPY	98,707,000	Deutsche Bank AG*	05/11/17		868,059	(19,737)

					7,203,554	(241,169)

AUD	1,861,000	Goldman Sachs International*	05/10/17		1,432,914	12,027
BRL	4,541,522	Goldman Sachs International*	06/19/17		1,405,000	(20,844)
JPY	162,773,436	Goldman Sachs International*	04/07/17		1,428,000	(34,221)
MXN	28,443,526	Goldman Sachs International*	06/08/17		1,417,000	(87,111)

					5,682,914	(130,149)

NZD	2,052,000	JP Morgan Chase Bank N.A.*	05/10/17		1,500,506	63,383

NZD	2,040,000	UBS AG*	05/04/17		1,494,096	65,158
ZAR	22,865,000	UBS AG*	05/19/17		1,723,073	31,969

					3,217,169	97,127

					$29,918,915	$(417,302)

Cross Currency Forwards
EUR	532,000	Deutsche Bank AG*	06/26/17	PLN	2,290,632	$(7,441)
EUR	798,000	Deutsche Bank AG*	06/27/17	PLN	3,426,413	(8,710)

						(16,151)

						$(16,151)

*	Contracts are subject to an MNA.

AUD Australian Dollar	NOK Norwegian Krone
BRL Brazilian Real	NZD New Zealand Dollar
EUR Euro	PLN Polish Zloty
JPY Japanese Yen	ZAR South African Rand
MXN Mexican Peso

36

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Futures Contracts

The Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. The Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund had the following open futures contracts at March 31, 2017:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
SGX NIFTY 50	04/27/17	50	$919,800	$6,316

Futures Contracts — Short
Nikkei Index	06/08/17	(8)	$(681,218)	$8,765
Euro Stoxx 50 Index	06/16/17	(14)	(511,680)	(14,100)
FTSE 100 Index	06/16/17	(3)	(273,464)	483
Nasdaq 100 E Mini Index	06/16/17	(13)	(1,414,010)	(11,863)
S&P 500 E Mini Index	06/16/17	(73)	(8,611,080)	34,494

				$17,779

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

37

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Interest Rate Swaps. When the Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. The Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. The Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. The Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. The Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of the Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. The Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. The Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If the Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When the Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever the Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. The Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing

38

Notes to Consolidated Financial Statements (Unaudited) (Continued)

only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on the Fund’s Consolidated Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Fund’s Consolidated Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on the Fund’s Consolidated Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by the Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Consolidated Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Consolidated Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Consolidated Statement of Operations as realized gains and losses, respectively.

The Fund had the following open swap transactions at March 31, 2017. The Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection*
Centrally Cleared Swaps
	USD	254,794	12/20/21	5.000%	CDX.NA.HY.27.V2	$(2,226)	$(17,807)	$(20,033)
	USD	178,263	12/20/21	1.000%	CDX.NA.IG.27.V1	(534)	(2,767)	(3,301)

						(2,760)	(20,574)	(23,334)

Interest Rate Swaps*
Centrally Cleared Swaps
	EUR	765,512	4/09/21	Fixed 0.016%	6-Month EURIBOR	-	-	-
	EUR	6,478,731	3/07/23	Fixed 0.415%	6-Month EURIBOR	(6,162)	-	(6,162)
	EUR	2,564,777	8/15/26	Fixed 0.373%	6-Month EURIBOR	84,144	53	84,197
	EUR	2,564,777	8/15/26	Fixed 0.373%	6-Month EURIBOR	-	-	-
	EUR	3,396,300	7/31/27	Fixed 0.938%	6-Month EURIBOR	(36,684)	-	(36,684)
	USD	4,049,995	7/05/20	3-Month USD-LIBOR-BBA	Fixed 0.989%	(87,802)	-	(87,802)
	USD	4,050,110	7/05/20	3-Month USD-LIBOR-BBA	Fixed 1.018%	(85,577)	-	(85,577)
	USD	4,050,109	7/05/20	3-Month USD-LIBOR-BBA	Fixed 1.015%	(85,772)	-	(85,772)

39

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps* (Continued)
Centrally Cleared Swaps (Continued)
	USD	4,050,110	7/05/20	3-Month USD-LIBOR-BBA	Fixed 1.058%	$(82,412)	$-	$(82,412)
	USD	4,096,900	7/19/20	3-Month USD-LIBOR-BBA	Fixed 1.207%	(72,395)	-	(72,395)
	USD	4,097,800	7/19/20	3-Month USD-LIBOR-BBA	Fixed 1.183%	(74,347)	-	(74,347)
	USD	4,096,800	7/19/20	3-Month USD-LIBOR-BBA	Fixed 1.219%	(71,484)	-	(71,484)
	USD	7,320,599	3/07/23	3-Month USD-LIBOR-BBA	Fixed 2.403%	33,156	-	33,156
	USD	9,708,744	4/19/27	3-Month USD-LIBOR-BBA	Fixed 3.027%	(92,933)	-	(92,933)
	USD	3,974,400	7/31/27	3-Month USD-LIBOR-BBA	Fixed 2.564%	32,994	-	32,994

						(545,274)	53	(545,221)

Total Return Swaps*
OTC Swaps
BNP Paribas SA	EUR	1,400	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	10,753	-	10,753
BNP Paribas SA	EUR	1,400	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	14,636	-	14,636
BNP Paribas SA	EUR	1,500	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	9,761	-	9,761
BNP Paribas SA	EUR	2,700	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	16,202	-	16,202
BNP Paribas SA	EUR	900	12/20/19	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	15,074	-	15,074
BNP Paribas SA	EUR	1,700	12/20/19	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	26,297	-	26,297
BNP Paribas SA	EUR	1,900	12/20/19	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	30,606	-	30,606
BNP Paribas SA	EUR	1,400	12/27/19	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	20,163	-	20,163
BNP Paribas SA	EUR	400	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	7,254	-	7,254
BNP Paribas SA	EUR	500	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	8,854	-	8,854
BNP Paribas SA	EUR	500	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	8,961	-	8,961
BNP Paribas SA	EUR	500	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	8,534	-	8,534
BNP Paribas SA	EUR	1,000	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	17,816	-	17,816
BNP Paribas SA	EUR	1,400	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	9,110	-	9,110
BNP Paribas SA	EUR	1,600	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	27,310	-	27,310
BNP Paribas SA	EUR	700	12/17/21	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	5,003	-	5,003
BNP Paribas SA	EUR	700	12/17/21	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	2,390	-	2,390
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	43,573	-	43,573
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	19,330	29,183	48,513
BNP Paribas SA	JPY	90,000	4/02/18	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	15,481	-	15,481
BNP Paribas SA	JPY	90,000	4/02/18	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	18,100	-	18,100
BNP Paribas SA	JPY	40,000	3/29/19	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	12,593	-	12,593
BNP Paribas SA	JPY	50,000	3/29/19	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	12,036	-	12,036
BNP Paribas SA	JPY	90,000	3/29/19	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	29,830	-	29,830
BNP Paribas SA	JPY	70,000	3/21/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	31,061	-	31,061

40

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Total Return Swaps* (Continued)
OTC Swaps (Continued)
BNP Paribas SA	JPY	50,000	3/31/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	$17,875	$-	$17,875
BNP Paribas SA	JPY	60,000	3/31/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	21,773	-	21,773
BNP Paribas SA	JPY	10,000	3/31/21	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	844	-	844
BNP Paribas SA	JPY	10,000	3/31/21	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	620	-	620
BNP Paribas SA	JPY	30,000	3/31/21	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	3,274	-	3,274
BNP Paribas SA	JPY	60,000	4/01/21	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	3,719	-	3,719
BNP Paribas SA	USD	4,000	12/17/21	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	45,200	-	45,200
BNP Paribas SA	JPY	30,000	3/31/22	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	567	-	567
BNP Paribas SA	JPY	60,000	4/01/22	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	3,557	-	3,557
BNP Paribas SA	USD	8,000	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	42,400	-	42,400
Goldman Sachs International	USD	3,250	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	31,281	-	31,281

						591,838	29,183	621,021

Deliver	Receive	Expiration Date	Counterparty	(Buy)/Sell	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Currency Swaps*
OTC Swaps
188,550,005 JPY	1,672,043 USD	3/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.96%	$(8,188)	$-	$(8,188)
124,400,006 JPY	1,111,614 USD	3/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.84%	1,767	-	1,767
384,149,987 JPY	3,740,553 USD	10/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 2.01%	364,051	(317)	363,734

							357,630	(317)	357,313

EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar
*	A portion of the cash collateral received from Bank of America N.A., Goldman Sachs International, and BNP Paribas SA in the amount $180,000, $2,300,000, and $520,000, respectively, was related to swap agreements at March 31, 2017.

Options, Rights, and Warrants

The Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. The Fund may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio of debt securities or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. The Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When the Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security the Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security the Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. The Fund may not be able to close out a call option that it has previously written. The Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. The Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. The Fund may not be able to close out a put option that it has previously written.

When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by the Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by the Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between the Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so

42

Notes to Consolidated Financial Statements (Unaudited) (Continued)

they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result the Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. The Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When the Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund had the following open written option contracts at March 31, 2017. The Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units		Expiration Date	Description	Premiums Received	Value
	15,919		11/17/17	SPDR Gold Shares, Call, Strike 137.00	$17,033	$16,540
	15,919		11/17/17	SPDR Gold Shares, Put, Strike 103.00	10,825	11,477
Bank of America N.A.	94		4/12/17	Ibovespa Index, Call, Strike 64,946.76	48,293	32,492
Bank of America N.A.	94		4/12/17	Ibovespa Index, Put, Strike 50,300.45	19,738	4
Bank of America N.A.	2,146		6/16/17	S&P 500 Index, Call, Strike 2,390.00	31,010	65,843
Bank of America N.A.	2,146		6/16/17	S&P 500 Index, Put, Strike 2,150.00	45,227	19,958
Bank of America N.A.	7,403,820	*	4/20/17	Interest Rate Swaption USD 10 Year, Call, Strike 2.13	1,481	1,481
Barclays Bank PLC	3,538,341		4/06/17	USD Call JPY Put, Call, Strike 121.75	22,020	3
Barclays Bank PLC	3,538,341		4/06/17	USD Put JPY Call, Put, Strike 109.00	25,481	1,238
BNP Paribas SA	903		5/19/17	S&P 500 Index, Put, Strike 2,160.00	9,671	4,515
BNP Paribas SA	1,815,108		6/16/17	Nok Airlines PCL, Call, Strike 8.85	10,219	12,818
BNP Paribas SA	3,662,442		6/21/17	EUR Put USD Call, Put, Strike 1.04	23,044	29,159
Citibank N.A.	1,628		4/21/17	S&P 500 Index, Put, Strike 2,175.00	6,170	2,035
Citibank N.A.	2,166		5/19/17	S&P 500 Index, Put, Strike 2,175.00	23,068	12,130
Deutsche Bank AG	190		9/21/18	Euro STOXX 50 Index, Put, Strike 2,586.07	69,380	38,296
Deutsche Bank AG	17,892		5/19/17	QUALCOMM, Inc., Put, Strike 40.00	59,044	27
Deutsche Bank AG	54,823,999	*	5/23/17	Interest Rate Swaption USD 5 Year, Call, Strike 1.65	76,754	11,115
Goldman Sachs International	90,155		7/14/17	Topix Index, Put, Strike 1,475.00	29,895	30,363
Goldman Sachs International	1,795,955		4/05/17	USD Call MXN Put, Call, Strike 21.75	25,941	2
Goldman Sachs International	2,402,135		4/20/17	EUR Put USD Call, Put, Strike 1.03	33,217	395
Goldman Sachs International	2,514,337		5/04/17	NZD Call USD Put, Call, Strike 0.73	16,753	784
Goldman Sachs International	2,514,337		5/04/17	NZD Put USD Call, Put, Strike 0.66	14,660	285
Goldman Sachs International	3,531,552		4/13/17	USD Call JPY Put, Call, Strike 119.00	32,628	3
Goldman Sachs International	3,531,552		4/13/17	USD Put JPY Call, Put, Strike 108.00	28,256	1,956

43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

OTC Counterparty	Units		Expiration Date	Description	Premiums Received	Value
Goldman Sachs International	14,806,552	*	5/12/17	Interest Rate Swaption USD 5 Year, Call, Strike 1.80	$7,773	$7,773
Goldman Sachs International	29,560,493		6/02/17	Retail Pro, Inc., Call, Strike 2.00	29,560	25,534
JP Morgan Chase Bank N.A.	12,918		10/20/17	SPDR Gold Shares, Call, Strike 146.00	7,105	5,164
JP Morgan Chase Bank N.A.	12,918		10/20/17	SPDR Gold Shares, Put, Strike 105.00	10,980	9,125
JP Morgan Chase Bank N.A.	3,594,248		5/18/17	USD Call JPY Put, Call, Strike 120.00	19,452	500
JP Morgan Chase Bank N.A.	3,594,248		5/18/17	USD Put JPY Call, Put, Strike 108.00	46,351	17,939
JP Morgan Chase Bank N.A.	7,240,942		8/21/17	GBP Call USD Put, Call, Strike 1.34	58,238	34,674
Morgan Stanley & Co.	1,790		5/19/17	Real Time Measurements, Inc., Call, Strike 1,435.00	30,430	18,680
Morgan Stanley & Co.	1,790		5/19/17	Real Time Measurements, Inc., Put, Strike 1,215.00	30,430	4,875
Morgan Stanley & Co.	2,676		4/21/17	Real Time Measurements, Inc., Put, Strike 1,250.00	36,572	2,743
Morgan Stanley & Co.	16,464		7/21/17	SPDR Gold Shares, Call, Strike 143.00	5,445	2,426
Morgan Stanley & Co.	20,675		9/29/17	SPDR Gold Shares, Call, Strike 145.00	15,637	7,133
Morgan Stanley & Co.	20,675		9/29/17	SPDR Gold Shares, Put, Strike 105.00	34,054	12,405
Morgan Stanley & Co.	21,775		6/30/17	SPDR Gold Shares, Call, Strike 140.00	11,634	2,395
Morgan Stanley & Co.	1,788,640		1/22/18	USD Call MXN Put, Call, Strike 26.00	47,220	5,021
Morgan Stanley & Co.	3,549,861		4/06/17	EUR Put USD Call, Put, Strike 1.05	43,554	182
Morgan Stanley & Co.	3,666,232		6/23/17	USD Put JPY Call, Put, Strike 105.25	22,104	15,922
UBS AG	1,623		5/19/17	Real Time Measurements, Inc., Call, Strike 1,460.00	26,780	8,115
UBS AG	1,623		5/19/17	Real Time Measurements, Inc., Put, Strike 1,260.00	21,911	7,953
UBS AG	18,986		9/15/17	Apple, Inc., Call, Strike 130.00	65,673	313,436
UBS AG	18,986		9/15/17	Apple, Inc., Put, Strike 100.00	134,952	14,843
UBS AG	122,746		9/08/17	Topix Index, Call, Strike 1,750.00	13,432	4,432
UBS AG	1,797,338		4/05/17	USD Call NOK Put, Call, Strike 9.05	18,782	2
UBS AG	3,615,423		5/18/17	USD Put JPY Call, Put, Strike 108.50	24,043	21,385
UBS AG	3,656,772		6/20/17	USD Call MXN Put, Call, Strike 20.40	36,385	21,458
UBS AG	3,662,444		7/20/17	EUR Put USD Call, Put, Strike 1.05	30,389	39,079

					$1,508,694	$896,113

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
*	Notional amount.

Transactions in written option contracts during the period ended March 31, 2017, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at September 30, 2016	75,908,659	$1,392,888
Options written	365,278,260	2,414,698

44

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Number of Contracts	Premiums Received
Options terminated in closing purchase transactions	(233,437,424)	$(1,711,393)
Options expired	(33,949,265)	(454,256)
Options exercised	(1,770,221)	(133,243)

Options outstanding at March 31, 2017	172,030,009	$1,508,694

Structured Investments

A structured investment is typically issued by a specially created corporation or trust that purchases one or more securities or other assets (“underlying investments”), and that in turn issues one or more classes of securities (“structured securities”) backed by, or representing different interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will reflect that of the underlying instruments. Investments in a structured security may be subordinated to the right of payment of another class of securities.

Structured securities may be highly volatile and their use by the Fund may not be successful. The terms of a structured security may create investment leverage. Structured securities are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.

Inflation-Indexed Bonds

The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan,

45

Notes to Consolidated Financial Statements (Unaudited) (Continued)

the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. The Fund may also invest in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2017, the Fund had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, which could be unlimited, in cases where the Fund is unable for whatever reason to close out its short position; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and dividend expense are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund determines the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and

46

Notes to Consolidated Financial Statements (Unaudited) (Continued)

income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Fund invests a significant amount of its assets in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fee and Other Transactions

Investment Advisory Fee and Investment Subadviser

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to the Fund. Under an investment advisory agreement between MML

47

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Advisers and the Trust on behalf of the Fund, MML Advisers is responsible for providing investment management services for the Fund. In return for these services, MML Advisers receives an advisory fee, based upon the Fund’s average daily net assets, at the annual rate of 0.78% on the first $750 million; and 0.73% on any excess over $750 million.

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, BlackRock Investment Management, LLC (“BlackRock”). MML Advisers pays a subadvisory fee to this subadviser based upon the average daily net assets of the Fund.

The Fund’s subadvisory fee is paid by MML Advisers out of the advisory fee previously disclosed above.

BlackRock provides investment advisory services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to BlackRock based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MML Advisers pays BlackRock in respect to the Fund. The amount of the fee payable by MML Advisers to BlackRock in respect to the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock for that period. Under the Fund’s investment advisory agreement, the amount of the advisory fee payable by the Fund to MML Advisers in respect to any period is also reduced by the amount of the advisory fee payable by the Subsidiary to BlackRock in respect to that period. The amount of the reduction to the Fund’s advisory fee is reflected within expenses waived on the Consolidated Statement of Operations.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of the Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

The Subsidiary also pays certain other expenses, including administrative, accounting services, custodian, and transfer agent fees. In respect to certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of certain of the Fund’s expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected within expenses waived on the Consolidated Statement of Operations.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of the Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of the Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to the Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of the Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Fund’s investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Fund separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Fund’s investors.

48

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, Acquired Fund Fees and Expenses#, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2018 based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
0.79%	0.89%	0.99%	1.09%	1.34%	1.24%	1.49%

#	Acquired Fund Fees and Expenses are borne indirectly by the Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Rebated Brokerage Commissions

The Fund has entered into agreements with certain brokers whereby the brokers will rebate to the Fund, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Fund and are included with realized gain or loss on investment transactions presented in the Consolidated Statement of Operations. For the period ended March 31, 2017, there were no brokerage commissions rebated under these agreements.

Deferred Compensation

Trustees of the Fund who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Fund.

Elaine A. Sarsynski resigned as a Trustee of the Trust effective as of February 1, 2017.

The beneficial ownership of the Fund’s shares by affiliated parties at March 31, 2017, was 9.1%.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2017, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$136,994,246	$237,528,570	$151,902,862	$273,720,076

49

Notes to Consolidated Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
Class I
Sold	1,049,036	$10,742,866	3,989,110	$39,516,777
Issued as reinvestment of dividends	479,175	4,830,083	3,671,034	35,719,159
Redeemed	(3,123,444)	(31,772,291)	(14,971,145)	(142,822,757)

Net increase (decrease)	(1,595,233)	$(16,199,342)	(7,311,001)	$(67,586,821)

Class R5
Sold	36,388	$372,969	44,183	$442,782
Issued as reinvestment of dividends	5,509	56,300	44,470	438,475
Redeemed	(99,677)	(1,015,964)	(88,092)	(873,716)

Net increase (decrease)	(57,780)	$(586,695)	561	$7,541

Service Class
Sold	33,997	$346,654	115,577	$1,133,681
Issued as reinvestment of dividends	8,138	82,030	87,196	847,543
Redeemed	(140,909)	(1,432,524)	(544,023)	(5,416,023)

Net increase (decrease)	(98,774)	$(1,003,840)	(341,250)	$(3,434,799)

Fund Administrative Class
Sold	35,984	$380,664	74,839	$755,719
Issued as reinvestment of dividends	5,105	53,040	66,276	664,091
Redeemed	(104,436)	(1,082,371)	(540,825)	(5,642,230)

Net increase (decrease)	(63,347)	$(648,667)	(399,710)	$(4,222,420)

Class A
Sold	39,474	$398,557	141,659	$1,386,246
Issued as reinvestment of dividends	1,980	19,896	34,543	334,724
Redeemed	(109,170)	(1,104,911)	(297,456)	(2,950,177)

Net increase (decrease)	(67,716)	$(686,458)	(121,254)	$(1,229,207)

Class R4
Sold	309,121	$3,100,248	1,569,395	$15,139,957
Issued as reinvestment of dividends	9,967	99,371	38,436	369,755
Redeemed	(824,902)	(8,248,979)	(235,275)	(2,310,923)

Net increase (decrease)	(505,814)	$(5,049,360)	1,372,556	$13,198,789

Class R3
Sold	412,122	$4,099,176	1,276,778	$12,535,395
Issued as reinvestment of dividends	5,660	56,263	27,011	259,576
Redeemed	(293,191)	(2,967,714)	(520,943)	(5,135,520)

Net increase (decrease)	124,591	$1,187,725	782,846	$7,659,451

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2017, no material amounts have been retained by the Distributor.

50

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended March 31, 2017.

6.	Federal Income Tax Information

At March 31, 2017, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$553,347,110	$50,453,041	$(21,869,774)	$28,583,267

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2016, the Fund had post-enactment accumulated capital loss carryforwards:

Short Term Capital Loss CarryForward	Long Term Capital Loss CarryForward
$4,924,157	$4,892,161

Net capital loss carryforwards shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2016, was as follows:

Ordinary Income	Long Term Capital Gain	Return of Capital
$9,817,530	$29,033,684	$ -

Capital accounts within the consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2016, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, non-taxable dividends basis adjustments, the deferral of wash sale losses, and deferred Trustee compensation.

51

Notes to Consolidated Financial Statements (Unaudited) (Continued)

At September 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences)	Unrealized Appreciation (Depreciation)
$5,283,115	$(9,816,318)	$(80,190)	$3,079,217

The Fund did not have any unrecognized tax benefits at March 31, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended March 31, 2017, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

7.	Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management is still evaluating the impact of the Rule; however, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In December 2016, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-19, Technical Corrections and Improvements (“ASU 2016-19”). ASU 2016-19 includes simplification and minor improvements to topics on insurance and troubled debt restructuring. The amendment requires an entity to disclose when there has been a change in a valuation approach, a valuation technique, or both. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The guidance is effective for interim periods beginning after December 15, 2016. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Fund’s financial statements.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the Fund’s financial position or its results of operations.

9.	Subsequent Events

In preparation of these consolidated financial statements, management has evaluated the events and transactions subsequent to March 31, 2017, through the date when the consolidated financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Fund’s consolidated financial statements.

52

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

53

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2017

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2017:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2017.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class I	$1,000	0.81%	$1,045.30	$4.13	$1,020.90	$4.08
Class R5	1,000	0.91%	1,044.60	4.64	1,020.40	4.58
Service Class	1,000	1.01%	1,044.00	5.15	1,019.90	5.09
Administrative Class	1,000	1.11%	1,044.30	5.66	1,019.40	5.59
Class A	1,000	1.36%	1,043.40	6.93	1,018.20	6.84
Class R4	1,000	1.26%	1,044.00	6.42	1,018.60	6.34
Class R3	1,000	1.51%	1,042.90	7.69	1,017.40	7.59

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2017, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

54

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

©2017 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-42332-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual RetireSMARTSM Funds Series of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“We recommend working with a personal financial professional who can help you define an investment strategy that aligns with how comfortable you are with market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2017

Welcome to the MassMutual RetireSMARTSM Funds Semiannual Report, covering the six months from October 1, 2016 to March 31, 2017.

Market Highlights

•	During the period, U.S. stocks enjoyed strong performance, bolstered by a rally which started after the November 2016 U.S. presidential election.

•	Data throughout the period pointed to a slowly improving global economic environment.

•	Foreign stocks trailed U.S. stock returns throughout 2016, with developed markets stocks lagging emerging market stocks, although both began to show improvement during the first quarter of 2017.

•	U.S. bonds encountered headwinds, as post-election “risk on” attitudes depressed prices.

•	The Federal Reserve (the “Fed”) raised short-term interest rates by one-quarter of one percent twice during the period.

Market Environment

Overall, 2016 delivered positive returns to domestic stock investors. The S&P 500® Index* ended the year up 11.96 percent and nearly half of that gain occurred in the last seven weeks of the year. The rally continued into the first quarter of 2017, as the index added another 6.07 percent by March 31, 2017.

The most significant event of this reporting period was the surprising election of Donald J. Trump as the 45th President of the United States. Investor sentiment was buoyed by campaign promises focused on tax reforms, infrastructure spending, health care reform, and the creation of American jobs. Solid economic data, which supported confidence in a slowly improving global market environment, and investor optimism drove the Dow Jones Industrial AverageSM (the “Dow”) above 20,000 – a milestone for the first time ever on January 25, 2017. In a clear indication of the market’s post-election acceleration, the Dow closed above 21,000 on March 1, 2017 – just twenty-four trading days after crossing the 20,000 mark. This tied a 1999 record for the shortest time frame between 1000-point gains. The Dow closed the reporting period at 20,662.

All major U.S. stock indexes enjoyed a strong finish to 2016, but not equally. During the first half of the reporting period, small-cap stocks significantly outperformed large-cap issues, but that trend reversed by the end of the period, as large cap stocks outperformed their small-cap counterparts for the first three months of 2017. Similarly, value stocks outperformed growth stocks in 2016 by a wide margin – but since January 2017 and through the end of the reporting period, growth stocks outperformed value issues.

Market sectors also experienced uneven performance throughout the reporting period. Energy, telecommunication services, and financial stocks enjoyed the greatest lift through the end of 2016, as health care, information technology, and consumer discretionary stocks lagged. However, by the end of the reporting period, the information technology sector had appreciated more than 10 percent and consumer discretionary and health care stocks logged increases of six percent and seven percent, respectively. Additionally, on March 31, 2017, both energy and telecommunication services showed negative performance for the quarter, with the financial sector appreciating less than one percent.

(Continued)

1

MassMutual RetireSMARTSM Funds – President’s Letter to Shareholders (Unaudited) (Continued)

As noted earlier, the global economy continued to show signs of strength throughout the reporting period. On the domestic front, strong jobs and housing data continued. Job creation remained steady, as the unemployment rate edged down to 4.7 percent at the end of the period. Housing starts continued to show year-over-year improvement, as did new home sales. Notable during this reporting period was the gap between sentiment and surveys and hard economic data. For example, consumer sentiment, as measured by the University of Michigan Consumer Sentiment Index, hit 96.9 to end the first quarter of 2017; however, actual consumer spending during the period remained range-bound.

Developed international markets ended 2016 with a modest one percent increase, as measured by the MSCI EAFE® Index*, an indicator of the performance of foreign developed-market stocks. European nations struggled to understand the impact of the Brexit vote on the future of the European Union (EU), even as other nations faced elections in which populist sentiment seemed to lean toward following Great Britain’s lead. (“Brexit” – an abbreviation for “British exit” – was the United Kingdom’s surprising June 23, 2016 referendum to leave the EU.) Even though British Prime Minister Theresa May triggered Article 50 of the Lisbon Treaty to begin the country’s official exit from the EU on March 29, 2017, the MSCI EAFE Index ended the reporting period up 7.25 percent. Asian markets were notable during the period for their lack of major market disturbances. Emerging markets lagged toward the end of 2016, but rebounded during the first quarter of 2017. The MSCI Emerging Markets Index*, a measure of the performance of emerging stock markets throughout the world, ended the reporting period up 11.45 percent.

In previous reporting periods, we wrote frequently about the Fed and its plans to normalize short-term interest rates. In the recent Select annual report, we observed how closely investors watched the Fed’s signals regarding rate hikes. In previous reporting periods, the mere hint of a rate hike could send markets into a tailspin. During this reporting period, the Federal Open Market Committee raised the federal funds rate – the Fed’s overnight bank lending rate – twice by one-quarter of one percent and markets barely reacted. At the end of March, markets continued to rise, despite the Fed’s forecast of two more rate hikes in 2017.

Along with investors’ “risk on” attitude toward equity markets, the Fed rate hikes exerted pressure on bond prices. The slow rise in yields accelerated higher following the Trump victory. The prospect of more stimulus from a Trump administration shifted longer-term assumptions about inflation and investors reacted by selling bonds. The yield on the 10-year U.S. Treasury bond moved above 2.00 percent in a matter of days and continued even higher, before retreating in the final weeks of 2016 to end the year at just below 2.50 percent. U.S. corporate bond returns moved downward along with Treasury bonds. However, investment-grade and high-yield corporate bonds diverged significantly, as U.S. high-yield corporate bonds bucked the investment-grade bond market trend and posted gains for the reporting period. High-yield bonds are the fixed income investments most like stocks and they tend to respond favorably to positive economic activity.

Review and maintain your strategy

MassMutual is committed to helping people secure their future and protect the ones they love. Because we know that you want to protect those who matter most to you, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As noted in this report, financial markets can react and contract with little notice. The diversified suite of investment options we provide in our Select series of Funds taps into the deep expertise of seasoned asset managers who are committed to helping you prepare for retirement. We also recommend working with a personal financial professional, who can help you define an investment strategy that aligns with how comfortable you are with market volatility, how long you have to save and invest, and your specific financial goals. As always, we thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual U.S. Product and Marketing as of 4/1/17 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

*	Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

2

MassMutual RetireSMARTSM (risk-based) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (risk-based) Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) RetireSMART (risk-based) Series (the “Series”) comprises four Funds – each of which has a “fund of funds” structure. The four Funds are MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, and MM RetireSMART Growth Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Funds’ stated asset allocation.

Each Fund seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Investment Advisers, LLC (MML Advisers)), Barings Funds (which are advised by Barings LLC (formerly known as Babson Capital Management LLC), a wholly-owned, indirect subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual)), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets directly or indirectly in one or more commodities or commodities-related investments or may themselves invest using an asset allocation strategy among equity, fixed income, money market, commodity, and other investments. The Series’ investment adviser is MML Advisers.

Each Fund’s assets are allocated among its Underlying Funds according to an asset allocation strategy, as follows:

•	MM RetireSMART Conservative Fund: Assets are allocated among Underlying Funds using a conservative asset allocation strategy (relative to the other risk-based MM RetireSMART Funds), with approximately 30% of its assets invested in equity and similar funds and approximately 70% invested in fixed income funds, including money market funds.

•	MM RetireSMART Moderate Fund: Assets are allocated among Underlying Funds using a moderate asset allocation strategy (relative to the other risk-based MM RetireSMART Funds), with approximately 60% of its assets invested in equity and similar funds and approximately 40% invested in fixed income funds, including money market funds.

•	MM RetireSMART Moderate Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for moderate growth (relative to the other risk-based MM RetireSMART Funds), with approximately 85% of its assets invested in equity and similar funds and approximately 15% invested in fixed income funds, including money market funds.

•	MM RetireSMART Growth Fund: Assets are allocated among Underlying Funds using an asset allocation strategy that emphasizes the potential for growth (relative to the other risk-based MM RetireSMART Funds), with approximately 97% of its assets invested in equity and similar funds and approximately 3% invested in fixed income funds, including money market funds.

MassMutual RetireSMART Conservative Fund Asset Allocation (% of Net Assets) on 3/31/17

Fixed Income Funds	69.2%
Equity Funds	30.9%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Moderate Fund Asset Allocation (% of Net Assets) on 3/31/17

Equity Funds	59.2%
Fixed Income Funds	40.9%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

3

MassMutual RetireSMARTSM (risk-based) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART Moderate Growth Fund Asset Allocation (% of Net Assets) on 3/31/17

Equity Funds	84.2%
Fixed Income Funds	15.9%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART Growth Fund Asset Allocation (% of Net Assets) on 3/31/17

Equity Funds	96.1%
Fixed Income Funds	3.9%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

4

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MassMutual RetireSMARTSM (target date) Series, and who is the Series’ investment adviser?

The MassMutual (“MM”) RetireSMART (target-date) Series (the “Series”) comprises 12 Funds – each of which has a “fund of funds” structure. The 12 Funds are MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, and MM RetireSMART 2060 Fund. All Funds in the Series seek to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Funds’ current asset allocation.

Each Fund seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors expecting to retire at age 65 around the year specified in the Fund’s name and likely stop making new investments in the Fund at or around that time (or designed for investors already in retirement for the MM RetireSMART In Retirement Fund). Underlying Funds can include MassMutual Select Funds and MassMutual Premier Funds (which are advised by MML Investment Advisers, LLC (MML Advisers)), Barings Funds (which are advised by Barings LLC (Barings) (formerly known as Babson Capital Management LLC), a wholly-owned, indirect subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual)), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds. The Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Series’ investment adviser is MML Advisers.

Each Fund’s assets are allocated to its Underlying Funds according to an asset allocation strategy, as follows:

•	MM RetireSMART In Retirement Fund: Assets are allocated among Underlying Funds according to a target asset allocation strategy that emphasizes fixed income and money market funds, but also includes a smaller allocation to equity and certain other funds.

•	MM RetireSMART 2010/2015/2020/2025/2030/2035/2040/2045/2050/2055/2060 Funds: For each Fund, assets are allocated among Underlying Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 35% in equity and similar funds and 65% in fixed income funds, including money market funds, approximately 15 years after the target retirement date.

MassMutual RetireSMART In Retirement Fund Asset Allocation (% of Net Assets) on 3/31/17

Fixed Income Funds	64.3%
Equity Funds	35.7%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2010 Fund Asset Allocation (% of Net Assets) on 3/31/17

Fixed Income Funds	57.0%
Equity Funds	43.0%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

5

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART 2015 Fund Asset Allocation (% of Net Assets) on 3/31/17

Fixed Income Funds	52.1%
Equity Funds	47.9%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2025 Fund Asset Allocation (% of Net Assets) on 3/31/17

Equity Funds	72.7%
Fixed Income Funds	27.4%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2035 Fund Asset Allocation (% of Net Assets) on 3/31/17

Equity Funds	85.0%
Fixed Income Funds	15.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2045 Fund Asset Allocation (% of Net Assets) on 3/31/17

Equity Funds	88.2%
Fixed Income Funds	11.8%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

MassMutual RetireSMART 2020 Fund Asset Allocation (% of Net Assets) on 3/31/17

Equity Funds	61.1%
Fixed Income Funds	39.0%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2030 Fund Asset Allocation (% of Net Assets) on 3/31/17

Equity Funds	80.3%
Fixed Income Funds	19.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2040 Fund Asset Allocation (% of Net Assets) on 3/31/17

Equity Funds	86.8%
Fixed Income Funds	13.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MassMutual RetireSMART 2050 Fund Asset Allocation (% of Net Assets) on 3/31/17

Equity Funds	94.1%
Fixed Income Funds	5.9%

Total Long-Term Investments	100.0%
Other Assets & Liabilities	(0.0)%

Net Assets	100.0%

6

MassMutual RetireSMARTSM (target-date) Funds – Portfolio Summaries (Unaudited) (Continued)

MassMutual RetireSMART 2055 Fund Asset Allocation (% of Net Assets) on 3/31/17

Equity Funds	94.0%
Fixed Income Funds	5.9%

Total Long-Term Investments	99.9%
Other Assets & Liabilities	0.1%

Net Assets	100.0%

MassMutual RetireSMART 2060 Fund Asset Allocation (% of Net Assets) on 3/31/17

Equity Funds	93.6%
Fixed Income Funds	5.9%

Total Long-Term Investments	99.5%
Other Assets & Liabilities	0.5%

Net Assets	100.0%

7

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 30.9%
DFA Commodity Strategy Portfolio	690,953	$4,069,716
MassMutual Premier Disciplined Growth Fund, Class I (a)	317,953	3,783,637
MassMutual Premier Disciplined Value Fund, Class I (a)	219,483	3,696,088
MassMutual Premier International Equity Fund, Class I (a)	138,273	1,637,150
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	300,964	3,367,783
MassMutual Select Blue Chip Growth Fund, Class I (a)	48,404	829,163
MassMutual Select Diversified International Fund, Class I (a)	51,095	339,781
MassMutual Select Diversified Value Fund, Class I (a)	49,200	772,439
MassMutual Select Equity Opportunities Fund, Class I (a)	137,645	2,871,272
MassMutual Select Fundamental Growth Fund, Class I (a)	94,944	725,369
MassMutual Select Fundamental Value Fund, Class I (a)	55,414	685,465
MassMutual Select Growth Opportunities Fund, Class I (a)	49,653	517,388
MassMutual Select Large Cap Value Fund, Class I (a)	81,494	607,943
MassMutual Select Mid Cap Growth Fund, Class I (a)	51,476	1,021,791
MassMutual Select Mid-Cap Value Fund, Class I (a)	100,945	1,478,847
MassMutual Select Overseas Fund, Class I (a)	528,396	4,475,516
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	63,851	911,151
MassMutual Select Small Cap Value Equity Fund, Class I (a)	69,077	1,195,725
MassMutual Select Small Company Value Fund, Class I (a)	40,373	509,502
MM Select Equity Asset Fund, Class I (a)	2,581,508	28,009,357
Oppenheimer Real Estate Fund, Class I (a)	47,193	1,192,100

		62,697,183

Fixed Income Funds — 69.2%
Barings Global Floating Rate Fund, Class Y (a)	109,156	1,046,806
MassMutual Premier Core Bond Fund, Class I (a)	2,849,725	30,577,549

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	427,624	$3,938,415
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	691,024	7,179,737
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,892,201	29,587,218
MassMutual Select Strategic Bond Fund, Class I (a)	1,067,396	10,983,504
MassMutual Select Total Return Bond Fund, Class I (a)	1,359,139	13,292,376
MM Select Bond and Income Asset Fund, Class I (a)	4,162,674	40,253,055
Oppenheimer International Bond Fund, Class I (a)	633,121	3,640,445

		140,499,105

TOTAL MUTUAL FUNDS (Cost $202,383,513)		203,196,288

TOTAL LONG-TERM INVESTMENTS (Cost $202,383,513)		203,196,288

TOTAL INVESTMENTS — 100.1% (Cost $202,383,513) (b)		203,196,288

Other Assets/(Liabilities) — (0.1)%		(105,043)

NET ASSETS — 100.0%		$203,091,245

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 59.2%
DFA Commodity Strategy Portfolio	1,572,442	$9,261,686
MassMutual Premier Disciplined Growth Fund, Class I (a)	678,100	8,069,393
MassMutual Premier Disciplined Value Fund, Class I (a)	468,125	7,883,219
MassMutual Premier International Equity Fund, Class I (a)	478,529	5,665,783
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	633,392	7,087,654
MassMutual Select Blue Chip Growth Fund, Class I (a)	224,614	3,847,637
MassMutual Select Diversified International Fund, Class I (a)	176,654	1,174,748
MassMutual Select Diversified Value Fund, Class I (a)	228,300	3,584,310
MassMutual Select Equity Opportunities Fund, Class I (a)	272,673	5,687,956
MassMutual Select Fundamental Growth Fund, Class I (a)	440,499	3,365,416
MassMutual Select Fundamental Value Fund, Class I (a)	257,124	3,180,630
MassMutual Select Growth Opportunities Fund, Class I (a)	230,397	2,400,733
MassMutual Select Large Cap Value Fund, Class I (a)	387,758	2,892,672
MassMutual Select Mid Cap Growth Fund, Class I (a)	227,508	4,516,036
MassMutual Select Mid-Cap Value Fund, Class I (a)	457,115	6,696,737
MassMutual Select Overseas Fund, Class I (a)	1,731,865	14,668,896
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	216,725	3,092,665
MassMutual Select Small Cap Value Equity Fund, Class I (a)	233,162	4,036,027
MassMutual Select Small Company Value Fund, Class I (a)	136,301	1,720,115
MM Select Equity Asset Fund, Class I (a)	7,758,146	84,175,879
Oppenheimer Real Estate Fund, Class I (a)	78,220	1,975,836

		184,984,028

Fixed Income Funds — 40.9%
Barings Global Floating Rate Fund, Class Y (a)	170,467	1,634,782
MassMutual Premier Core Bond Fund, Class I (a)	2,735,155	29,348,209

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	611,331	$5,630,357
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	614,965	6,389,486
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,082,290	21,301,831
MassMutual Select Strategic Bond Fund, Class I (a)	1,024,548	10,542,600
MassMutual Select Total Return Bond Fund, Class I (a)	1,301,837	12,731,967
MM Select Bond and Income Asset Fund, Class I (a)	3,701,338	35,791,941
Oppenheimer International Bond Fund, Class I (a)	745,727	4,287,929

		127,659,102

TOTAL MUTUAL FUNDS (Cost $305,076,369)		312,643,130

TOTAL LONG-TERM INVESTMENTS (Cost $305,076,369)		312,643,130

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit, 0.090%, due 4/03/17	$11	11

TOTAL SHORT-TERM INVESTMENTS (Cost $11)		11

TOTAL INVESTMENTS — 100.1% (Cost $305,076,380) (b)		312,643,141

Other Assets/(Liabilities) — (0.1)%		(193,249)

NET ASSETS — 100.0%		$312,449,892

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 84.2%
DFA Commodity Strategy Portfolio	1,699,448	$10,009,748
MassMutual Premier Disciplined Growth Fund, Class I (a)	505,456	6,014,921
MassMutual Premier Disciplined Value Fund, Class I (a)	349,009	5,877,315
MassMutual Premier International Equity Fund, Class I (a)	601,349	7,119,967
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	696,751	7,796,649
MassMutual Select Blue Chip Growth Fund, Class I (a)	379,285	6,497,148
MassMutual Select Diversified International Fund, Class I (a)	225,138	1,497,171
MassMutual Select Diversified Value Fund, Class I (a)	385,391	6,050,642
MassMutual Select Equity Opportunities Fund, Class I (a)	225,925	4,712,789
MassMutual Select Fundamental Growth Fund, Class I (a)	743,804	5,682,664
MassMutual Select Fundamental Value Fund, Class I (a)	434,051	5,369,205
MassMutual Select Growth Opportunities Fund, Class I (a)	389,060	4,054,008
MassMutual Select Large Cap Value Fund, Class I (a)	656,621	4,898,394
MassMutual Select Mid Cap Growth Fund, Class I (a)	194,398	3,858,803
MassMutual Select Mid-Cap Value Fund, Class I (a)	385,397	5,646,068
MassMutual Select Overseas Fund, Class I (a)	2,232,483	18,909,132
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	291,623	4,161,464
MassMutual Select Small Cap Value Equity Fund, Class I (a)	311,813	5,397,477
MassMutual Select Small Company Value Fund, Class I (a)	182,282	2,300,395
MM Select Equity Asset Fund, Class I (a)	9,046,972	98,159,646
Oppenheimer Real Estate Fund, Class I (a)	76,178	1,924,244

		215,937,850

Fixed Income Funds — 15.9%
Barings Global Floating Rate Fund, Class Y (a)	187,595	1,799,038
MassMutual Premier Core Bond Fund, Class I (a)	641,675	6,885,169

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	568,775	$5,238,420
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	159,728	1,659,571
MassMutual Premier Short-Duration Bond Fund, Class I (a)	645,020	6,598,557
MassMutual Select Strategic Bond Fund, Class I (a)	240,462	2,474,355
MassMutual Select Total Return Bond Fund, Class I (a)	306,002	2,992,703
MM Select Bond and Income Asset Fund, Class I (a)	1,025,552	9,917,089
Oppenheimer International Bond Fund, Class I (a)	531,416	3,055,642

		40,620,544

TOTAL MUTUAL FUNDS (Cost $246,258,414)		256,558,394

TOTAL LONG-TERM INVESTMENTS (Cost $246,258,414)		256,558,394

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	$11	11

TOTAL SHORT-TERM INVESTMENTS (Cost $11)		11

TOTAL INVESTMENTS — 100.1% (Cost $246,258,425) (b)		256,558,405

Other Assets/(Liabilities) — (0.1)%		(149,096)

NET ASSETS — 100.0%		$256,409,309

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual RetireSMART Growth Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 96.1%
DFA Commodity Strategy Portfolio	680,154	$4,006,108
MassMutual Premier Disciplined Growth Fund, Class I (a)	88,104	1,048,433
MassMutual Premier Disciplined Value Fund, Class I (a)	60,816	1,024,138
MassMutual Premier International Equity Fund, Class I (a)	274,734	3,252,854
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	325,558	3,642,991
MassMutual Select Blue Chip Growth Fund, Class I (a)	217,394	3,723,962
MassMutual Select Diversified International Fund, Class I (a)	100,948	671,305
MassMutual Select Diversified Value Fund, Class I (a)	220,770	3,466,082
MassMutual Select Equity Opportunities Fund, Class I (a)	91,090	1,900,134
MassMutual Select Fundamental Growth Fund, Class I (a)	426,258	3,256,610
MassMutual Select Fundamental Value Fund, Class I (a)	248,658	3,075,898
MassMutual Select Growth Opportunities Fund, Class I (a)	222,960	2,323,241
MassMutual Select Large Cap Value Fund, Class I (a)	375,455	2,800,896
MassMutual Select Mid Cap Growth Fund, Class I (a)	86,705	1,721,104
MassMutual Select Mid-Cap Value Fund, Class I (a)	167,359	2,451,813
MassMutual Select Overseas Fund, Class I (a)	1,032,284	8,743,448
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	142,376	2,031,703
MassMutual Select Small Cap Value Equity Fund, Class I (a)	154,961	2,682,370
MassMutual Select Small Company Value Fund, Class I (a)	90,635	1,143,818
MM Select Equity Asset Fund, Class I (a)	4,044,471	43,882,507
Oppenheimer Real Estate Fund, Class I (a)	28,081	709,315

		97,558,730

Fixed Income Funds — 3.9%
Barings Global Floating Rate Fund, Class Y (a)	16,469	157,933
MassMutual Premier Core Bond Fund, Class I (a)	54,068	580,146

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	49,087	$452,092
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	21,141	219,655
MassMutual Premier Short-Duration Bond Fund, Class I (a)	76,855	786,228
MassMutual Select Strategic Bond Fund, Class I (a)	20,190	207,751
MassMutual Select Total Return Bond Fund, Class I (a)	25,382	248,237
MM Select Bond and Income Asset Fund, Class I (a)	101,181	978,421
Oppenheimer International Bond Fund, Class I (a)	62,202	357,664

		3,988,127

TOTAL MUTUAL FUNDS (Cost $96,729,463)		101,546,857

TOTAL LONG-TERM INVESTMENTS (Cost $96,729,463)		101,546,857

TOTAL INVESTMENTS — 100.0% (Cost $96,729,463) (b)		101,546,857

Other Assets/(Liabilities) — (0.0)%		(32,392)

NET ASSETS — 100.0%		$101,514,465

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 35.7%
DFA Commodity Strategy Portfolio	383,957	$2,261,505
MassMutual Premier Disciplined Growth Fund, Class I (a)	163,598	1,946,822
MassMutual Premier Disciplined Value Fund, Class I (a)	112,857	1,900,511
MassMutual Premier International Equity Fund, Class I (a)	59,973	710,079
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	151,818	1,698,840
MassMutual Select Blue Chip Growth Fund, Class I (a)	23,763	407,052
MassMutual Select Diversified International Fund, Class I (a)	20,451	135,997
MassMutual Select Diversified Value Fund, Class I (a)	24,140	379,001
MassMutual Select Equity Opportunities Fund, Class I (a)	71,307	1,487,457
MassMutual Select Fundamental Growth Fund, Class I (a)	46,596	355,995
MassMutual Select Fundamental Value Fund, Class I (a)	27,178	336,195
MassMutual Select Growth Opportunities Fund, Class I (a)	24,382	254,060
MassMutual Select Large Cap Value Fund, Class I (a)	40,509	302,201
MassMutual Select Mid Cap Growth Fund, Class I (a)	17,379	344,978
MassMutual Select Mid-Cap Value Fund, Class I (a)	33,824	495,521
MassMutual Select Overseas Fund, Class I (a)	240,853	2,040,028
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	28,412	405,433
MassMutual Select Small Cap Value Equity Fund, Class I (a)	30,406	526,333
MassMutual Select Small Company Value Fund, Class I (a)	17,761	224,145
MM Select Equity Asset Fund, Class I (a)	1,328,121	14,410,108
Oppenheimer Real Estate Fund, Class I (a)	24,171	610,558

		31,232,819

Fixed Income Funds — 64.3%
Barings Global Floating Rate Fund, Class Y (a)	40,634	389,682
MassMutual Premier Core Bond Fund, Class I (a)	855,573	9,180,294

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	148,059	$1,363,620
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	715,449	7,433,517
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,212,763	12,406,564
MassMutual Select Strategic Bond Fund, Class I (a)	319,453	3,287,175
MassMutual Select Total Return Bond Fund, Class I (a)	402,117	3,932,700
MM Select Bond and Income Asset Fund, Class I (a)	1,735,431	16,781,620
Oppenheimer International Bond Fund, Class I (a)	247,187	1,421,323

		56,196,495

TOTAL MUTUAL FUNDS (Cost $86,381,308)		87,429,314

TOTAL LONG-TERM INVESTMENTS (Cost $86,381,308)		87,429,314

TOTAL INVESTMENTS — 100.0% (Cost $86,381,308) (b)		87,429,314

Other Assets/(Liabilities) — (0.0)%		(22,292)

NET ASSETS — 100.0%		$87,407,022

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 43.0%
DFA Commodity Strategy Portfolio	317,091	$1,867,667
MassMutual Premier Disciplined Growth Fund, Class I (a)	139,455	1,659,518
MassMutual Premier Disciplined Value Fund, Class I (a)	96,206	1,620,104
MassMutual Premier International Equity Fund, Class I (a)	76,507	905,842
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	122,177	1,367,160
MassMutual Select Blue Chip Growth Fund, Class I (a)	23,061	395,035
MassMutual Select Diversified International Fund, Class I (a)	28,153	187,217
MassMutual Select Diversified Value Fund, Class I (a)	23,446	368,102
MassMutual Select Equity Opportunities Fund, Class I (a)	59,267	1,236,318
MassMutual Select Fundamental Growth Fund, Class I (a)	45,231	345,565
MassMutual Select Fundamental Value Fund, Class I (a)	26,412	326,717
MassMutual Select Growth Opportunities Fund, Class I (a)	23,662	246,558
MassMutual Select Large Cap Value Fund, Class I (a)	39,657	295,845
MassMutual Select Mid Cap Growth Fund, Class I (a)	35,690	708,451
MassMutual Select Mid-Cap Value Fund, Class I (a)	72,931	1,068,444
MassMutual Select Overseas Fund, Class I (a)	279,312	2,365,772
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	36,239	517,126
MassMutual Select Small Cap Value Equity Fund, Class I (a)	38,446	665,494
MassMutual Select Small Company Value Fund, Class I (a)	22,456	283,391
MM Select Equity Asset Fund, Class I (a)	1,340,739	14,547,022
Oppenheimer Real Estate Fund, Class I (a)	17,996	454,570

		31,431,918

Fixed Income Funds — 57.0%
Barings Global Floating Rate Fund, Class Y (a)	40,089	384,458
MassMutual Premier Core Bond Fund, Class I (a)	719,915	7,724,689

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	148,006	$1,363,134
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	517,917	5,381,153
MassMutual Premier Short-Duration Bond Fund, Class I (a)	730,475	7,472,757
MassMutual Select Strategic Bond Fund, Class I (a)	268,822	2,766,178
MassMutual Select Total Return Bond Fund, Class I (a)	338,376	3,309,320
MM Select Bond and Income Asset Fund, Class I (a)	1,262,140	12,204,892
Oppenheimer International Bond Fund, Class I (a)	195,832	1,126,032

		41,732,613

TOTAL MUTUAL FUNDS (Cost $71,850,809)		73,164,531

TOTAL LONG-TERM INVESTMENTS (Cost $71,850,809)		73,164,531

TOTAL INVESTMENTS — 100.0% (Cost $71,850,809) (b)		73,164,531

Other Assets/(Liabilities) — (0.0)%		(12,034)

NET ASSETS — 100.0%		$73,152,497

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 47.9%
DFA Commodity Strategy Portfolio	427,213	$2,516,287
MassMutual Premier Disciplined Growth Fund, Class I (a)	173,699	2,067,015
MassMutual Premier Disciplined Value Fund, Class I (a)	119,763	2,016,816
MassMutual Premier International Equity Fund, Class I (a)	112,885	1,336,559
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	135,556	1,516,869
MassMutual Select Blue Chip Growth Fund, Class I (a)	30,860	528,628
MassMutual Select Diversified International Fund, Class I (a)	40,223	267,481
MassMutual Select Diversified Value Fund, Class I (a)	31,430	493,444
MassMutual Select Equity Opportunities Fund, Class I (a)	72,291	1,507,999
MassMutual Select Fundamental Growth Fund, Class I (a)	60,530	462,447
MassMutual Select Fundamental Value Fund, Class I (a)	35,400	437,899
MassMutual Select Growth Opportunities Fund, Class I (a)	31,693	330,245
MassMutual Select Large Cap Value Fund, Class I (a)	54,861	409,261
MassMutual Select Mid Cap Growth Fund, Class I (a)	59,047	1,172,093
MassMutual Select Mid-Cap Value Fund, Class I (a)	126,473	1,852,825
MassMutual Select Overseas Fund, Class I (a)	400,488	3,392,135
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	55,595	793,340
MassMutual Select Small Cap Value Equity Fund, Class I (a)	57,348	992,686
MassMutual Select Small Company Value Fund, Class I (a)	33,481	422,530
MM Select Equity Asset Fund, Class I (a)	2,004,478	21,748,587
Oppenheimer Real Estate Fund, Class I (a)	16,912	427,193

		44,692,339

Fixed Income Funds — 52.1%
Barings Global Floating Rate Fund, Class Y (a)	54,779	525,329
MassMutual Premier Core Bond Fund, Class I (a)	874,218	9,380,356

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	189,204	$1,742,572
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	588,431	6,113,802
MassMutual Premier Short-Duration Bond Fund, Class I (a)	712,972	7,293,708
MassMutual Select Strategic Bond Fund, Class I (a)	326,493	3,359,617
MassMutual Select Total Return Bond Fund, Class I (a)	410,903	4,018,634
MM Select Bond and Income Asset Fund, Class I (a)	1,526,846	14,764,600
Oppenheimer International Bond Fund, Class I (a)	234,372	1,347,641

		48,546,259

TOTAL MUTUAL FUNDS (Cost $90,683,190)		93,238,598

TOTAL LONG-TERM INVESTMENTS (Cost $90,683,190)		93,238,598

TOTAL INVESTMENTS — 100.0% (Cost $90,683,190) (b)		93,238,598

Other Assets/(Liabilities) — (0.0)%		(26,501)

NET ASSETS — 100.0%		$93,212,097

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 61.1%
DFA Commodity Strategy Portfolio	2,625,958	$15,466,890
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,075,980	12,804,165
MassMutual Premier Disciplined Value Fund, Class I (a)	742,676	12,506,662
MassMutual Premier International Equity Fund, Class I (a)	759,767	8,995,638
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,005,004	11,245,999
MassMutual Select Blue Chip Growth Fund, Class I (a)	401,418	6,876,296
MassMutual Select Diversified International Fund, Class I (a)	276,079	1,835,922
MassMutual Select Diversified Value Fund, Class I (a)	407,997	6,405,560
MassMutual Select Equity Opportunities Fund, Class I (a)	427,872	8,925,416
MassMutual Select Fundamental Growth Fund, Class I (a)	787,344	6,015,311
MassMutual Select Fundamental Value Fund, Class I (a)	459,422	5,683,047
MassMutual Select Growth Opportunities Fund, Class I (a)	411,735	4,290,278
MassMutual Select Large Cap Value Fund, Class I (a)	695,164	5,185,925
MassMutual Select Mid Cap Growth Fund, Class I (a)	346,256	6,873,175
MassMutual Select Mid-Cap Value Fund, Class I (a)	705,557	10,336,413
MassMutual Select Overseas Fund, Class I (a)	2,783,155	23,573,324
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	348,163	4,968,287
MassMutual Select Small Cap Value Equity Fund, Class I (a)	369,464	6,395,417
MassMutual Select Small Company Value Fund, Class I (a)	215,938	2,725,132
MM Select Equity Asset Fund, Class I (a)	13,010,385	141,162,682
Oppenheimer Real Estate Fund, Class I (a)	112,052	2,830,429

		305,101,968

Fixed Income Funds — 39.0%
Barings Global Floating Rate Fund, Class Y (a)	278,772	2,673,426
MassMutual Premier Core Bond Fund, Class I (a)	3,286,213	35,261,060

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	962,763	$8,867,044
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	2,428,374	25,230,805
MassMutual Premier Short-Duration Bond Fund, Class I (a)	3,187,214	32,605,197
MassMutual Select Strategic Bond Fund, Class I (a)	1,226,928	12,625,084
MassMutual Select Total Return Bond Fund, Class I (a)	1,544,792	15,108,063
MM Select Bond and Income Asset Fund, Class I (a)	5,717,827	55,291,386
Oppenheimer International Bond Fund, Class I (a)	1,183,491	6,805,072

		194,467,137

TOTAL MUTUAL FUNDS (Cost $484,747,013)		499,569,105

TOTAL LONG-TERM INVESTMENTS (Cost $484,747,013)		499,569,105

TOTAL INVESTMENTS — 100.1% (Cost $484,747,013) (b)		499,569,105

Other Assets/(Liabilities) — (0.1)%		(351,232)

NET ASSETS — 100.0%		$499,217,873

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 72.7%
DFA Commodity Strategy Portfolio	1,544,733	$9,098,479
MassMutual Premier Disciplined Growth Fund, Class I (a)	552,108	6,570,085
MassMutual Premier Disciplined Value Fund, Class I (a)	381,316	6,421,364
MassMutual Premier International Equity Fund, Class I (a)	493,654	5,844,869
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	632,407	7,076,637
MassMutual Select Blue Chip Growth Fund, Class I (a)	310,366	5,316,564
MassMutual Select Diversified International Fund, Class I (a)	187,986	1,250,109
MassMutual Select Diversified Value Fund, Class I (a)	315,459	4,952,702
MassMutual Select Equity Opportunities Fund, Class I (a)	227,126	4,737,846
MassMutual Select Fundamental Growth Fund, Class I (a)	608,743	4,650,799
MassMutual Select Fundamental Value Fund, Class I (a)	355,253	4,394,484
MassMutual Select Growth Opportunities Fund, Class I (a)	318,352	3,317,223
MassMutual Select Large Cap Value Fund, Class I (a)	537,675	4,011,057
MassMutual Select Mid Cap Growth Fund, Class I (a)	184,452	3,661,370
MassMutual Select Mid-Cap Value Fund, Class I (a)	372,818	5,461,788
MassMutual Select Overseas Fund, Class I (a)	1,782,451	15,097,358
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	231,917	3,309,450
MassMutual Select Small Cap Value Equity Fund, Class I (a)	246,189	4,261,538
MassMutual Select Small Company Value Fund, Class I (a)	143,885	1,815,834
MM Select Equity Asset Fund, Class I (a)	7,946,235	86,216,655
Oppenheimer Real Estate Fund, Class I (a)	73,278	1,850,996

		189,317,207

Fixed Income Funds — 27.4%
Barings Global Floating Rate Fund, Class Y (a)	212,227	2,035,257
MassMutual Premier Core Bond Fund, Class I (a)	1,029,479	11,046,306

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	679,553	$6,258,684
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	828,443	8,607,523
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,167,707	11,945,642
MassMutual Select Strategic Bond Fund, Class I (a)	384,288	3,954,325
MassMutual Select Total Return Bond Fund, Class I (a)	483,996	4,733,476
MM Select Bond and Income Asset Fund, Class I (a)	1,930,859	18,671,404
Oppenheimer International Bond Fund, Class I (a)	686,018	3,944,604

		71,197,221

TOTAL MUTUAL FUNDS (Cost $248,634,837)		260,514,428

TOTAL LONG-TERM INVESTMENTS (Cost $248,634,837)		260,514,428

TOTAL INVESTMENTS — 100.1% (Cost $248,634,837) (b)		260,514,428

Other Assets/(Liabilities) — (0.1)%		(151,593)

NET ASSETS — 100.0%		$260,362,835

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

16

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 80.3%
DFA Commodity Strategy Portfolio	3,452,436	$20,334,851
MassMutual Premier Disciplined Growth Fund, Class I (a)	968,519	11,525,371
MassMutual Premier Disciplined Value Fund, Class I (a)	668,461	11,256,883
MassMutual Premier International Equity Fund, Class I (a)	1,213,888	14,372,434
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,365,129	15,275,798
MassMutual Select Blue Chip Growth Fund, Class I (a)	769,244	13,177,153
MassMutual Select Diversified International Fund, Class I (a)	447,604	2,976,569
MassMutual Select Diversified Value Fund, Class I (a)	781,542	12,270,210
MassMutual Select Equity Opportunities Fund, Class I (a)	441,099	9,201,326
MassMutual Select Fundamental Growth Fund, Class I (a)	1,508,667	11,526,215
MassMutual Select Fundamental Value Fund, Class I (a)	880,108	10,886,938
MassMutual Select Growth Opportunities Fund, Class I (a)	788,953	8,220,889
MassMutual Select Large Cap Value Fund, Class I (a)	1,331,358	9,931,930
MassMutual Select Mid Cap Growth Fund, Class I (a)	380,863	7,560,133
MassMutual Select Mid-Cap Value Fund, Class I (a)	757,663	11,099,770
MassMutual Select Overseas Fund, Class I (a)	4,504,333	38,151,702
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	593,677	8,471,765
MassMutual Select Small Cap Value Equity Fund, Class I (a)	634,071	10,975,766
MassMutual Select Small Company Value Fund, Class I (a)	370,634	4,677,402
MM Select Equity Asset Fund, Class I (a)	18,492,163	200,639,964
Oppenheimer Real Estate Fund, Class I (a)	142,445	3,598,149

		436,131,218

Fixed Income Funds — 19.8%
Barings Global Floating Rate Fund, Class Y (a)	536,167	5,141,845
MassMutual Premier Core Bond Fund, Class I (a)	1,271,599	13,644,257

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	1,569,055	$14,450,998
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,092,637	11,352,496
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,697,718	17,367,654
MassMutual Select Strategic Bond Fund, Class I (a)	474,592	4,883,556
MassMutual Select Total Return Bond Fund, Class I (a)	598,244	5,850,830
MM Select Bond and Income Asset Fund, Class I (a)	2,706,282	26,169,749
Oppenheimer International Bond Fund, Class I (a)	1,464,788	8,422,532

		107,283,917

TOTAL MUTUAL FUNDS (Cost $520,030,199)		543,415,135

TOTAL LONG-TERM INVESTMENTS (Cost $520,030,199)		543,415,135

TOTAL INVESTMENTS — 100.1% (Cost $520,030,199) (b)		543,415,135

Other Assets/(Liabilities) — (0.1)%		(372,648)

NET ASSETS — 100.0%		$543,042,487

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 85.0%
DFA Commodity Strategy Portfolio	1,276,169	$7,516,633
MassMutual Premier Disciplined Growth Fund, Class I (a)	294,108	3,499,891
MassMutual Premier Disciplined Value Fund, Class I (a)	203,053	3,419,417
MassMutual Premier International Equity Fund, Class I (a)	470,668	5,572,707
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	524,777	5,872,257
MassMutual Select Blue Chip Growth Fund, Class I (a)	316,341	5,418,922
MassMutual Select Diversified International Fund, Class I (a)	179,237	1,191,927
MassMutual Select Diversified Value Fund, Class I (a)	321,448	5,046,739
MassMutual Select Equity Opportunities Fund, Class I (a)	159,032	3,317,407
MassMutual Select Fundamental Growth Fund, Class I (a)	620,436	4,740,129
MassMutual Select Fundamental Value Fund, Class I (a)	362,014	4,478,110
MassMutual Select Growth Opportunities Fund, Class I (a)	324,486	3,381,148
MassMutual Select Large Cap Value Fund, Class I (a)	548,260	4,090,017
MassMutual Select Mid Cap Growth Fund, Class I (a)	142,949	2,837,531
MassMutual Select Mid-Cap Value Fund, Class I (a)	287,691	4,214,679
MassMutual Select Overseas Fund, Class I (a)	1,724,560	14,607,024
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	238,963	3,410,002
MassMutual Select Small Cap Value Equity Fund, Class I (a)	252,859	4,376,996
MassMutual Select Small Company Value Fund, Class I (a)	147,752	1,864,632
MM Select Equity Asset Fund, Class I (a)	7,063,113	76,634,780
Oppenheimer Real Estate Fund, Class I (a)	53,504	1,351,515

		166,842,463

Fixed Income Funds — 15.1%
Barings Global Floating Rate Fund, Class Y (a)	153,234	1,469,510
MassMutual Premier Core Bond Fund, Class I (a)	351,093	3,767,228

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	456,381	$4,203,266
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	260,296	2,704,476
MassMutual Premier Short-Duration Bond Fund, Class I (a)	475,779	4,867,223
MassMutual Select Strategic Bond Fund, Class I (a)	131,065	1,348,654
MassMutual Select Total Return Bond Fund, Class I (a)	165,107	1,614,742
MM Select Bond and Income Asset Fund, Class I (a)	741,325	7,168,609
Oppenheimer International Bond Fund, Class I (a)	446,176	2,565,512

		29,709,220

TOTAL MUTUAL FUNDS (Cost $186,271,747)		196,551,683

TOTAL LONG-TERM INVESTMENTS (Cost $186,271,747)		196,551,683

TOTAL INVESTMENTS — 100.1% (Cost $186,271,747) (b)		196,551,683

Other Assets/(Liabilities) — (0.1)%		(112,312)

NET ASSETS — 100.0%		$196,439,371

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

18

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 86.8%
DFA Commodity Strategy Portfolio	2,107,442	$12,412,831
MassMutual Premier Disciplined Growth Fund, Class I (a)	384,807	4,579,201
MassMutual Premier Disciplined Value Fund, Class I (a)	265,644	4,473,443
MassMutual Premier International Equity Fund, Class I (a)	780,176	9,237,287
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	875,266	9,794,227
MassMutual Select Blue Chip Growth Fund, Class I (a)	567,252	9,717,034
MassMutual Select Diversified International Fund, Class I (a)	288,312	1,917,272
MassMutual Select Diversified Value Fund, Class I (a)	576,401	9,049,493
MassMutual Select Equity Opportunities Fund, Class I (a)	262,075	5,466,890
MassMutual Select Fundamental Growth Fund, Class I (a)	1,112,542	8,499,819
MassMutual Select Fundamental Value Fund, Class I (a)	649,073	8,029,037
MassMutual Select Growth Opportunities Fund, Class I (a)	581,806	6,062,414
MassMutual Select Large Cap Value Fund, Class I (a)	983,486	7,336,804
MassMutual Select Mid Cap Growth Fund, Class I (a)	240,146	4,766,900
MassMutual Select Mid-Cap Value Fund, Class I (a)	482,905	7,074,560
MassMutual Select Overseas Fund, Class I (a)	2,889,582	24,474,757
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	406,045	5,794,268
MassMutual Select Small Cap Value Equity Fund, Class I (a)	430,107	7,445,151
MassMutual Select Small Company Value Fund, Class I (a)	251,351	3,172,045
MM Select Equity Asset Fund, Class I (a)	12,028,749	130,511,929
Oppenheimer Real Estate Fund, Class I (a)	76,031	1,920,546

		281,735,908

Fixed Income Funds — 13.3%
Barings Global Floating Rate Fund, Class Y (a)	207,464	1,989,583
MassMutual Premier Core Bond Fund, Class I (a)	548,046	5,880,538

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	602,237	$5,546,603
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	311,264	3,234,036
MassMutual Premier Short-Duration Bond Fund, Class I (a)	722,422	7,390,381
MassMutual Select Strategic Bond Fund, Class I (a)	204,580	2,105,125
MassMutual Select Total Return Bond Fund, Class I (a)	257,700	2,520,303
MM Select Bond and Income Asset Fund, Class I (a)	1,103,774	10,673,491
Oppenheimer International Bond Fund, Class I (a)	658,384	3,785,707

		43,125,767

TOTAL MUTUAL FUNDS (Cost $309,208,469)		324,861,675

TOTAL LONG-TERM INVESTMENTS (Cost $309,208,469)		324,861,675

TOTAL INVESTMENTS — 100.1% (Cost $309,208,469) (b)		324,861,675

Other Assets/(Liabilities) — (0.1)%		(175,609)

NET ASSETS — 100.0%		$324,686,066

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 88.2%
DFA Commodity Strategy Portfolio	714,779	$4,210,045
MassMutual Premier Disciplined Growth Fund, Class I (a)	99,112	1,179,428
MassMutual Premier Disciplined Value Fund, Class I (a)	68,437	1,152,477
MassMutual Premier International Equity Fund, Class I (a)	278,805	3,301,056
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	325,038	3,637,174
MassMutual Select Blue Chip Growth Fund, Class I (a)	216,948	3,716,314
MassMutual Select Diversified International Fund, Class I (a)	106,932	711,100
MassMutual Select Diversified Value Fund, Class I (a)	220,419	3,460,573
MassMutual Select Equity Opportunities Fund, Class I (a)	92,542	1,930,421
MassMutual Select Fundamental Growth Fund, Class I (a)	425,494	3,250,778
MassMutual Select Fundamental Value Fund, Class I (a)	248,265	3,071,040
MassMutual Select Growth Opportunities Fund, Class I (a)	222,531	2,318,769
MassMutual Select Large Cap Value Fund, Class I (a)	375,782	2,803,337
MassMutual Select Mid Cap Growth Fund, Class I (a)	87,293	1,732,769
MassMutual Select Mid-Cap Value Fund, Class I (a)	175,256	2,567,499
MassMutual Select Overseas Fund, Class I (a)	1,018,673	8,628,163
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	148,063	2,112,855
MassMutual Select Small Cap Value Equity Fund, Class I (a)	156,936	2,716,562
MassMutual Select Small Company Value Fund, Class I (a)	91,700	1,157,253
MM Select Equity Asset Fund, Class I (a)	4,213,565	45,717,181
Oppenheimer Real Estate Fund, Class I (a)	28,046	708,432

		100,083,226

Fixed Income Funds — 11.8%
Barings Global Floating Rate Fund, Class Y (a)	57,990	556,121
MassMutual Premier Core Bond Fund, Class I (a)	184,172	1,976,170

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	175,660	$1,617,826
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	77,483	805,046
MassMutual Premier Short-Duration Bond Fund, Class I (a)	234,394	2,397,853
MassMutual Select Strategic Bond Fund, Class I (a)	68,742	707,360
MassMutual Select Total Return Bond Fund, Class I (a)	86,575	846,701
MM Select Bond and Income Asset Fund, Class I (a)	345,752	3,343,418
Oppenheimer International Bond Fund, Class I (a)	211,694	1,217,240

		13,467,735

TOTAL MUTUAL FUNDS (Cost $107,266,880)		113,550,961

TOTAL LONG-TERM INVESTMENTS (Cost $107,266,880)		113,550,961

TOTAL INVESTMENTS — 100.0% (Cost $107,266,880) (b)		113,550,961

Other Assets/(Liabilities) — (0.0)%		(42,564)

NET ASSETS — 100.0%		$113,508,397

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

20

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 94.1%
DFA Commodity Strategy Portfolio	1,061,139	$6,250,109
MassMutual Premier Disciplined Growth Fund, Class I (a)	136,919	1,629,332
MassMutual Premier Disciplined Value Fund, Class I (a)	94,551	1,592,247
MassMutual Premier International Equity Fund, Class I (a)	427,359	5,059,932
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	506,820	5,671,313
MassMutual Select Blue Chip Growth Fund, Class I (a)	337,642	5,783,808
MassMutual Select Diversified International Fund, Class I (a)	162,178	1,078,481
MassMutual Select Diversified Value Fund, Class I (a)	343,022	5,385,440
MassMutual Select Equity Opportunities Fund, Class I (a)	141,302	2,947,559
MassMutual Select Fundamental Growth Fund, Class I (a)	662,108	5,058,507
MassMutual Select Fundamental Value Fund, Class I (a)	386,373	4,779,438
MassMutual Select Growth Opportunities Fund, Class I (a)	346,332	3,608,778
MassMutual Select Large Cap Value Fund, Class I (a)	584,213	4,358,229
MassMutual Select Mid Cap Growth Fund, Class I (a)	134,690	2,673,595
MassMutual Select Mid-Cap Value Fund, Class I (a)	266,679	3,906,840
MassMutual Select Overseas Fund, Class I (a)	1,586,034	13,433,710
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	224,831	3,208,338
MassMutual Select Small Cap Value Equity Fund, Class I (a)	241,337	4,177,539
MassMutual Select Small Company Value Fund, Class I (a)	141,071	1,780,313
MM Select Equity Asset Fund, Class I (a)	6,307,936	68,441,107
Oppenheimer Real Estate Fund, Class I (a)	41,459	1,047,249

		151,871,864

Fixed Income Funds — 5.9%
Barings Global Floating Rate Fund, Class Y (a)	39,509	378,889
MassMutual Premier Core Bond Fund, Class I (a)	133,090	1,428,053

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	121,474	$1,118,773
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	51,147	531,419
MassMutual Premier Short-Duration Bond Fund, Class I (a)	169,479	1,733,771
MassMutual Select Strategic Bond Fund, Class I (a)	49,659	510,990
MassMutual Select Total Return Bond Fund, Class I (a)	62,629	612,508
MM Select Bond and Income Asset Fund, Class I (a)	242,225	2,342,317
Oppenheimer International Bond Fund, Class I (a)	150,528	865,538

		9,522,258

TOTAL MUTUAL FUNDS (Cost $152,570,888)		161,394,122

TOTAL LONG-TERM INVESTMENTS (Cost $152,570,888)		161,394,122

TOTAL INVESTMENTS — 100.0% (Cost $152,570,888) (b)		161,394,122

Other Assets/(Liabilities) — (0.0)%		(45,001)

NET ASSETS — 100.0%		$161,349,121

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

21

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%
Equity Funds — 94.0%
DFA Commodity Strategy Portfolio	219,419	$1,292,379
MassMutual Premier Disciplined Growth Fund, Class I (a)	29,719	353,657
MassMutual Premier Disciplined Value Fund, Class I (a)	20,520	345,558
MassMutual Premier International Equity Fund, Class I (a)	93,373	1,105,532
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	115,008	1,286,941
MassMutual Select Blue Chip Growth Fund, Class I (a)	73,322	1,256,005
MassMutual Select Diversified International Fund, Class I (a)	35,635	236,971
MassMutual Select Diversified Value Fund, Class I (a)	74,478	1,169,312
MassMutual Select Equity Opportunities Fund, Class I (a)	30,678	639,937
MassMutual Select Fundamental Growth Fund, Class I (a)	143,757	1,098,307
MassMutual Select Fundamental Value Fund, Class I (a)	83,903	1,037,882
MassMutual Select Growth Opportunities Fund, Class I (a)	75,197	783,549
MassMutual Select Large Cap Value Fund, Class I (a)	126,694	945,136
MassMutual Select Mid Cap Growth Fund, Class I (a)	29,595	587,463
MassMutual Select Mid-Cap Value Fund, Class I (a)	57,356	840,269
MassMutual Select Overseas Fund, Class I (a)	341,685	2,894,072
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	47,681	680,406
MassMutual Select Small Cap Value Equity Fund, Class I (a)	52,429	907,545
MassMutual Select Small Company Value Fund, Class I (a)	30,652	386,833
MM Select Equity Asset Fund, Class I (a)	1,304,762	14,156,673
Oppenheimer Real Estate Fund, Class I (a)	10,948	276,554

		32,280,981

Fixed Income Funds — 5.9%
Barings Global Floating Rate Fund, Class Y (a)	8,346	80,035
MassMutual Premier Core Bond Fund, Class I (a)	27,902	299,393

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	26,096	$240,345
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	10,911	113,360
MassMutual Premier Short-Duration Bond Fund, Class I (a)	37,722	385,892
MassMutual Select Strategic Bond Fund, Class I (a)	10,417	107,190
MassMutual Select Total Return Bond Fund, Class I (a)	13,072	127,847
MM Select Bond and Income Asset Fund, Class I (a)	50,111	484,570
Oppenheimer International Bond Fund, Class I (a)	32,197	185,135

		2,023,767

TOTAL MUTUAL FUNDS (Cost $32,282,199)		34,304,748

TOTAL LONG-TERM INVESTMENTS (Cost $32,282,199)		34,304,748

TOTAL INVESTMENTS — 99.9% (Cost $32,282,199) (b)		34,304,748

Other Assets/(Liabilities) — 0.1%		27,205

NET ASSETS — 100.0%		$34,331,953

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

22

MassMutual RetireSMART 2060 Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.5%
Equity Funds — 93.6%
DFA Commodity Strategy Portfolio	72,583	$427,513
MassMutual Premier Disciplined Growth Fund, Class I (a)	9,218	109,695
MassMutual Premier Disciplined Value Fund, Class I (a)	6,368	107,236
MassMutual Premier International Equity Fund, Class I (a)	28,705	339,867
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	33,642	376,457
MassMutual Select Blue Chip Growth Fund, Class I (a)	22,739	389,515
MassMutual Select Diversified International Fund, Class I (a)	10,705	71,188
MassMutual Select Diversified Value Fund, Class I (a)	23,100	362,672
MassMutual Select Equity Opportunities Fund, Class I (a)	9,514	198,460
MassMutual Select Fundamental Growth Fund, Class I (a)	44,582	340,604
MassMutual Select Fundamental Value Fund, Class I (a)	26,015	321,805
MassMutual Select Growth Opportunities Fund, Class I (a)	23,318	242,972
MassMutual Select Large Cap Value Fund, Class I (a)	39,343	293,498
MassMutual Select Mid Cap Growth Fund, Class I (a)	9,038	179,401
MassMutual Select Mid-Cap Value Fund, Class I (a)	17,856	261,584
MassMutual Select Overseas Fund, Class I (a)	106,885	905,314
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	15,138	216,017
MassMutual Select Small Cap Value Equity Fund, Class I (a)	16,230	280,936
MassMutual Select Small Company Value Fund, Class I (a)	9,487	119,730
MM Select Equity Asset Fund, Class I (a)	431,462	4,681,359
Oppenheimer Real Estate Fund, Class I (a)	2,784	70,333

		10,296,156

Fixed Income Funds — 5.9%
Barings Global Floating Rate Fund, Class Y (a)	2,705	25,945
MassMutual Premier Core Bond Fund, Class I (a)	9,109	97,735

	Number of Shares	Value
MassMutual Premier High Yield Fund, Class I (a)	8,105	$74,648
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	3,443	35,777
MassMutual Premier Short-Duration Bond Fund, Class I (a)	11,408	116,699
MassMutual Select Strategic Bond Fund, Class I (a)	3,398	34,962
MassMutual Select Total Return Bond Fund, Class I (a)	4,281	41,870
MM Select Bond and Income Asset Fund, Class I (a)	16,569	160,220
Oppenheimer International Bond Fund, Class I (a)	10,147	58,345

		646,201

TOTAL MUTUAL FUNDS (Cost $10,518,047)		10,942,357

TOTAL LONG-TERM INVESTMENTS (Cost $10,518,047)		10,942,357

TOTAL INVESTMENTS — 99.5% (Cost $10,518,047) (b)		10,942,357

Other Assets/(Liabilities) — 0.5%		53,468

NET ASSETS — 100.0%		$10,995,825

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

23

MassMutual RetireSMART Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$4,069,716	$9,261,686
Investments, at value — affiliated issuers (Note 2 & 7) (b)	199,126,572	303,381,444
Other short-term investments, at value (Note 2) (c)	-	11

Total investments	203,196,288	312,643,141

Receivables from:
Investments sold	31,303	1,251,273
Investment adviser (Note 3)	13,092	1,218
Fund shares sold	505,027	135,343
Interest and dividends	4,056	6,334
Prepaid expenses	59,816	59,918
Other assets	-	127

Total assets	203,809,582	314,097,354

Liabilities:
Payables for:
Investments purchased	4,056	6,333
Fund shares repurchased	535,210	1,384,891
Trustees’ fees and expenses (Note 3)	27,603	52,915
Affiliates (Note 3):
Administration fees	39,994	49,839
Service fees	80,287	98,515
Shareholder service fees	11,386	29,154
Distribution fees	3,884	6,651
Accrued expense and other liabilities	15,917	19,164

Total liabilities	718,337	1,647,462

Net assets	$203,091,245	$312,449,892

Net assets consist of:
Paid-in capital	$209,437,025	$315,404,855
Undistributed (accumulated) net investment income (loss)	-	-
Distributions in excess of net investment income	(485,494)	(855,754)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,673,061)	(9,665,970)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	812,775	7,566,761

Net assets	$203,091,245	$312,449,892

(a) Cost of investments — unaffiliated issuers:	$4,120,827	$9,383,519
(b) Cost of investments — affiliated issuers:	$198,262,686	$295,692,850
(c) Cost of other short-term investments:	$-	$11

The accompanying notes are an integral part of the financial statements.

24

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund	MassMutual RetireSMART 2020 Fund

$10,009,748	$4,006,108	$2,261,505	$1,867,667	$2,516,287	$15,466,890
246,548,646	97,540,749	85,167,809	71,296,864	90,722,311	484,102,215
11	-	-	-	-	-

256,558,405	101,546,857	87,429,314	73,164,531	93,238,598	499,569,105

1,729,112	1,463,885	-	146,070	105,430	407,422
857	8,302	11,637	14,385	10,154	-
189,506	102,262	149,556	25,869	56,766	395,324
6,970	612	1,510	1,489	2,035	10,357
59,816	59,774	68,312	68,753	72,275	70,107
-	-	-	-	-	-

258,544,666	103,181,692	87,660,329	73,421,097	93,485,258	500,452,315

6,970	612	87,264	1,489	2,035	10,357
1,917,106	1,565,725	63,303	173,676	161,655	813,716
41,618	11,822	25,921	25,014	5,909	95,514

43,209	24,166	22,332	20,741	24,571	76,655
77,665	38,030	25,662	22,264	43,257	135,064
25,181	9,817	6,389	5,052	3,966	28,885
6,116	3,678	9,101	6,656	18,542	52,463
17,492	13,377	13,335	13,708	13,226	21,788

2,135,357	1,667,227	253,307	268,600	273,161	1,234,442

$256,409,309	$101,514,465	$87,407,022	$73,152,497	$93,212,097	$499,217,873

$253,567,368	$100,569,142	$104,106,756	$91,825,391	$93,749,674	$506,476,720
-	-	1,387,843	1,113,436	-	-
(623,171)	(237,221)	-	-	(283,702)	(1,623,757)
(6,834,868)	(3,634,850)	(19,135,583)	(21,100,052)	(2,809,283)	(20,457,182)
10,299,980	4,817,394	1,048,006	1,313,722	2,555,408	14,822,092

$256,409,309	$101,514,465	$87,407,022	$73,152,497	$93,212,097	$499,217,873

$10,145,476	$4,064,658	$2,289,815	$1,893,676	$2,545,973	$15,678,986
$236,112,938	$92,664,805	$84,091,493	$69,957,133	$88,137,217	$469,068,027
$11	$-	$-	$-	$-	$-

25

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Class I shares:
Net assets	$2,264,163	$5,159,734

Shares outstanding (a)	235,082	531,617

Net asset value, offering price and redemption price per share	$9.63	$9.71

Class R5 shares:
Net assets	$10,253,056	$40,015,454

Shares outstanding (a)	1,065,875	4,122,500

Net asset value, offering price and redemption price per share	$9.62	$9.71

Service Class shares:
Net assets	$7,165,149	$5,186,284

Shares outstanding (a)	744,742	531,779

Net asset value, offering price and redemption price per share	$9.62	$9.75

Administrative Class shares:
Net assets	$52,405,139	$106,085,979

Shares outstanding (a)	5,443,728	10,897,986

Net asset value, offering price and redemption price per share	$9.63	$9.73

Class A shares:
Net assets	$34,439,390	$120,246,592

Shares outstanding (a)	3,560,254	12,321,864

Net asset value, and redemption price per share	$9.67	$9.76

Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.26	$10.36

Class R4 shares:
Net assets	$90,802,171	$24,703,775

Shares outstanding (a)	9,500,969	2,550,625

Net asset value, offering price and redemption price per share	$9.56	$9.69

Class R3 shares:
Net assets	$5,762,177	$11,052,074

Shares outstanding (a)	603,971	1,142,671

Net asset value, offering price and redemption price per share	$9.54	$9.67

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

26

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund	MassMutual RetireSMART 2020 Fund

$5,240,396	$1,779,433	$3,540,555	$813,583	$4,637,074	$20,899,533

525,822	166,943	319,985	69,556	400,854	1,704,987

$9.97	$10.66	$11.06	$11.70	$11.57	$12.26

$22,381,413	$5,324,649	$4,476,234	$2,346,317	$708,554	$23,670,407

2,244,615	499,201	404,029	199,047	61,232	1,932,383

$9.97	$10.67	$11.08	$11.79	$11.57	$12.25

$5,838,984	$1,672,567	$14,207,247	$19,397,740	$6,596,262	$127,462,323

583,933	156,603	1,280,395	1,641,499	569,617	10,373,415

$10.00	$10.68	$11.10	$11.82	$11.58	$12.29

$99,480,837	$31,538,967	$24,814,238	$15,307,652	$14,175,494	$112,819,956

9,955,984	2,955,512	2,236,638	1,299,197	1,228,825	9,200,265

$9.99	$10.67	$11.09	$11.78	$11.54	$12.26

$94,867,615	$43,936,439	$19,884,036	$18,003,810	$13,893,660	$71,140,104

9,468,914	4,122,312	1,804,363	1,538,642	1,212,385	5,832,521

$10.02	$10.66	$11.02	$11.70	$11.46	$12.20

$10.63	$11.31	$11.69	$12.41	$12.16	$12.94

$18,462,578	$11,233,753	$5,870,791	$7,068,539	$23,335,396	$58,460,794

1,858,359	1,061,986	536,837	608,667	2,044,319	4,853,075

$9.93	$10.58	$10.94	$11.61	$11.41	$12.05

$10,137,486	$6,028,657	$14,613,921	$10,214,856	$29,865,657	$84,764,756

1,022,141	570,843	1,345,693	889,003	2,618,784	7,136,057

$9.92	$10.56	$10.86	$11.49	$11.40	$11.88

27

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual RetireSMART 2025 Fund	MassMutual RetireSMART 2030 Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$9,098,479	$20,334,851
Investments, at value — affiliated issuers (Note 2 & 7) (b)	251,415,949	523,080,284

Total investments	260,514,428	543,415,135

Receivables from:
Investments sold	-	5,567,920
Investment adviser (Note 3)	7,613	-
Fund shares sold	125,376	523,148
Interest and dividends	7,885	19,921
Prepaid expenses	75,527	70,199

Total assets	260,730,829	549,596,323

Liabilities:
Payables for:
Investments purchased	30,907	19,921
Fund shares repurchased	95,417	6,098,760
Trustees’ fees and expenses (Note 3)	11,038	82,176
Affiliates (Note 3):
Administration fees	46,879	83,721
Service fees	106,549	151,616
Shareholder service fees	10,414	30,091
Distribution fees	51,465	66,037
Accrued expense and other liabilities	15,325	21,514

Total liabilities	367,994	6,553,836

Net assets	$260,362,835	$543,042,487

Net assets consist of:
Paid-in capital	$254,565,254	$541,090,016
Undistributed (accumulated) net investment income (loss)	-	-
Distributions in excess of net investment income	(582,937)	(1,160,490)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(5,499,073)	(20,271,975)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	11,879,591	23,384,936

Net assets	$260,362,835	$543,042,487

(a) Cost of investments — unaffiliated issuers:	$9,206,985	$20,607,870
(b) Cost of investments — affiliated issuers:	$239,427,852	$499,422,329

The accompanying notes are an integral part of the financial statements.

28

MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund	MassMutual RetireSMART 2055 Fund	MassMutual RetireSMART 2060 Fund

$7,516,633	$12,412,831	$4,210,045	$6,250,109	$1,292,379	$427,513
189,035,050	312,448,844	109,340,916	155,144,013	33,012,369	10,514,844

196,551,683	324,861,675	113,550,961	161,394,122	34,304,748	10,942,357

-	1,177,377	-	69,868	-	-
1,966	-	11,191	9,493	16,164	16,506
207,542	359,412	178,471	396,890	431,965	1,541
5,693	7,708	2,155	1,468	310	101
74,709	70,295	73,351	69,261	64,580	53,870

196,841,593	326,476,467	113,816,129	161,941,102	34,817,767	11,014,375

164,556	7,708	34,608	1,468	406,024	1,582
47,602	1,521,991	148,152	456,879	26,067	-
8,161	49,662	4,504	12,503	858	333

38,430	54,255	27,362	32,610	15,925	10,827
83,231	86,709	50,873	45,801	15,297	254
7,785	19,072	4,234	8,404	1,087	53
38,416	33,813	25,229	20,589	8,980	112
14,041	17,191	12,770	13,727	11,576	5,389

402,222	1,790,401	307,732	591,981	485,814	18,550

$196,439,371	$324,686,066	$113,508,397	$161,349,121	$34,331,953	$10,995,825

$190,106,188	$321,740,151	$109,493,387	$157,187,161	$32,539,421	$10,503,592
-	-	-	-	-	-
(430,140)	(686,085)	(235,918)	(316,846)	(71,574)	(11,878)
(3,516,613)	(12,021,206)	(2,033,153)	(4,344,428)	(158,443)	79,801
10,279,936	15,653,206	6,284,081	8,823,234	2,022,549	424,310

$196,439,371	$324,686,066	$113,508,397	$161,349,121	$34,331,953	$10,995,825

$7,607,619	$12,581,068	$4,265,173	$6,338,154	$1,308,714	$433,106
$178,664,128	$296,627,401	$103,001,707	$146,232,734	$30,973,485	$10,084,941

29

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MassMutual RetireSMART 2025 Fund	MassMutual RetireSMART 2030 Fund
Class I shares:
Net assets	$20,864,214	$15,899,981

Shares outstanding (a)	1,680,282	1,280,213

Net asset value, offering price and redemption price per share	$12.42	$12.42

Class R5 shares:
Net assets	$716,259	$31,952,920

Shares outstanding (a)	57,674	2,577,625

Net asset value, offering price and redemption price per share	$12.42	$12.40

Service Class shares:
Net assets	$21,762,804	$142,114,330

Shares outstanding (a)	1,751,651	11,438,309

Net asset value, offering price and redemption price per share	$12.42	$12.42

Administrative Class shares:
Net assets	$43,788,702	$112,764,734

Shares outstanding (a)	3,533,519	9,084,449

Net asset value, offering price and redemption price per share	$12.39	$12.41

Class A shares:
Net assets	$32,206,699	$72,371,382

Shares outstanding (a)	2,619,930	5,866,624

Net asset value, and redemption price per share	$12.29	$12.34

Offering price per share (100/[100-maximum sales charge] of net asset value)	$13.04	$13.09

Class R4 shares:
Net assets	$56,514,241	$60,473,621

Shares outstanding (a)	4,611,149	4,930,993

Net asset value, offering price and redemption price per share	$12.26	$12.26

Class R3 shares:
Net assets	$84,509,916	$107,465,519

Shares outstanding (a)	6,911,972	8,872,463

Net asset value, offering price and redemption price per share	$12.23	$12.11

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

30

MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund	MassMutual RetireSMART 2055 Fund	MassMutual RetireSMART 2060 Fund

$14,354,510	$8,008,659	$5,286,906	$3,107,752	$1,557,678	$10,015,781

1,127,443	655,650	413,076	346,331	144,969	956,570

$12.73	$12.21	$12.80	$8.97	$10.74	$10.47

$1,951,418	$18,628,186	$432,429	$11,964,261	$204,116	$123,152

153,442	1,525,431	33,766	1,334,026	18,985	11,765

$12.72	$12.21	$12.81	$8.97	$10.75	$10.47

$16,866,200	$79,271,182	$9,844,581	$36,818,724	$3,364,935	$163,581

1,312,638	6,481,490	769,239	4,102,811	312,459	15,639

$12.85	$12.23	$12.80	$8.97	$10.77	$10.46

$27,759,259	$80,069,243	$14,487,654	$34,588,085	$3,814,089	$244,355

2,166,366	6,563,876	1,134,579	3,855,661	355,482	23,391

$12.81	$12.20	$12.77	$8.97	$10.73	$10.45

$27,545,614	$42,944,788	$15,707,701	$19,775,935	$3,768,211	$122,180

2,167,065	3,544,126	1,240,002	2,219,389	351,760	11,692

$12.71	$12.12	$12.67	$8.91	$10.71	$10.45

$13.49	$12.86	$13.44	$9.45	$11.36	$11.09

$44,814,706	$40,481,665	$25,936,592	$21,259,363	$7,012,345	$115,115

3,536,691	3,362,415	2,055,470	2,393,748	655,988	11,010

$12.67	$12.04	$12.62	$8.88	$10.69	$10.46

$63,147,664	$55,282,343	$41,812,534	$33,835,001	$14,610,579	$211,661

4,994,556	4,653,780	3,319,966	3,834,460	1,371,174	20,297

$12.64	$11.88	$12.59	$8.82	$10.66	$10.43

31

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	MassMutual RetireSMART Conservative Fund	MassMutual RetireSMART Moderate Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$41,085	$94,199
Dividends — affiliated issuers (Note 7)	3,612,812	4,890,462
Interest	10,424	8,094

Total investment income	3,664,321	4,992,755

Expenses (Note 3):
Custody fees	14,667	14,537
Audit fees	15,127	15,166
Legal fees	593	887
Accounting & Administration fees	33,260	33,259
Proxy fees	490	490
Shareholder reporting fees	7,001	8,977
Trustees’ fees	5,207	8,558
Registration and filing fees	41,033	41,033
Transfer agent fees	1,496	1,496

	118,874	124,403
Administration fees:
Class R5	4,877	19,718
Service Class	5,539	4,138
Administrative Class	39,020	76,423
Class A	27,012	95,949
Class R4	83,970	22,632
Class R3	5,709	9,947
Distribution fees:
Class R3	7,136	12,434
Distribution and Service fees:
Class A	45,020	159,914
Class R4	104,962	28,290
Class R3	7,136	12,434
Shareholder service fees:
Service Class	1,846	1,379
Administrative Class	39,020	76,423
Class A	27,012	95,949

Total expenses	517,133	740,033
Expenses waived :
Class I fees reimbursed by adviser	(596)	(120)
Class R5 fees reimbursed by adviser	(4,709)	(6,096)
Service Class fees reimbursed by adviser	(3,591)	(884)
Administrative Class fees reimbursed by adviser	(25,117)	(15,542)
Class A fees reimbursed by adviser	(17,452)	(20,006)
Class R4 fees reimbursed by adviser	(40,395)	(3,393)
Class R3 fees reimbursed by adviser	(2,725)	(1,470)

Net expenses	422,548	692,522

Net investment income (loss)	3,241,773	4,300,233

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(6,370)	(5,535)
Investment transactions — affiliated issuers (Note 7)	(754,055)	(1,903,525)
Realized gain distributions — unaffiliated issuers	2,338	5,371
Realized gain distributions — affiliated issuers (Note 7)	1,246,087	3,288,034

Net realized gain (loss)	488,000	1,384,345

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(6,974)	(16,981)
Investment transactions — affiliated issuers	(976,735)	6,435,082

Net change in unrealized appreciation (depreciation)	(983,709)	6,418,101

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(495,709)	7,802,446

Net increase (decrease) in net assets resulting from operations	$2,746,064	$12,102,679

The accompanying notes are an integral part of the financial statements.

32

MassMutual RetireSMART Moderate Growth Fund	MassMutual RetireSMART Growth Fund	MassMutual RetireSMART In Retirement Fund	MassMutual RetireSMART 2010 Fund	MassMutual RetireSMART 2015 Fund	MassMutual RetireSMART 2020 Fund

$100,266	$37,639	$23,599	$19,027	$26,139	$163,357
3,309,536	1,041,997	1,593,179	1,274,827	1,622,708	7,623,801
4,897	82	5,669	8,485	4,738	24,994

3,414,699	1,079,718	1,622,447	1,302,339	1,653,585	7,812,152

14,176	14,285	14,671	14,663	14,664	14,654
15,149	15,095	15,093	15,092	15,097	15,231
833	424	313	138	551	2,950
33,259	33,260	33,259	33,259	33,259	33,259
489	490	489	490	490	490
8,046	5,400	5,442	5,317	5,588	12,994
7,011	2,542	2,338	2,176	2,695	14,145
41,033	40,534	40,498	40,517	40,205	42,234
1,496	1,496	1,496	1,496	1,496	1,496

121,492	113,526	113,599	113,148	114,045	137,453

10,992	2,398	1,895	999	337	10,123
4,553	1,203	10,660	15,736	6,152	99,581
72,071	22,272	20,223	10,488	10,920	85,858
73,783	33,710	15,124	14,630	12,157	59,544
17,432	9,024	6,536	5,872	23,392	56,826
9,170	5,411	14,288	10,281	30,289	84,866

11,462	6,763	17,860	12,851	37,861	106,082

122,972	56,183	25,206	24,384	20,261	99,239
21,790	11,280	8,171	7,340	29,240	71,033
11,462	6,763	17,860	12,851	37,861	106,082

1,518	401	3,553	5,245	2,051	33,194
72,070	22,272	20,223	10,488	10,920	85,858
73,783	33,710	15,124	14,630	12,157	59,544

624,550	324,916	290,322	258,943	347,643	1,095,283

(112)	(330)	(2,707)	(839)	(3,748)	(648)
(4,663)	(3,625)	(3,515)	(2,600)	(549)	(939)
(1,329)	(1,220)	(13,285)	(27,705)	(6,816)	(6,663)
(20,076)	(22,448)	(25,217)	(18,220)	(11,835)	(5,647)
(20,994)	(34,287)	(18,847)	(25,718)	(13,361)	(4,068)
(3,581)	(6,635)	(6,087)	(7,707)	(19,009)	(2,778)
(1,860)	(4,051)	(13,305)	(13,452)	(24,798)	(4,188)

571,935	252,320	207,359	162,702	267,527	1,070,352

2,842,764	827,398	1,415,088	1,139,637	1,386,058	6,741,800

(5,521)	(1,924)	(3,184)	(2,127)	(1,702)	(1,617)
(1,519,271)	(1,586,883)	(483,940)	(329,919)	(359,069)	(5,040,468)
5,694	2,101	1,354	1,085	1,498	9,400
3,552,970	1,622,843	617,981	586,962	773,996	5,343,271

2,033,872	36,137	132,211	256,001	414,723	310,586

(24,974)	(13,275)	(2,706)	(1,589)	(2,609)	(6,269)
10,776,768	6,072,606	11,618	369,850	884,947	13,214,834

10,751,794	6,059,331	8,912	368,261	882,338	13,208,565

12,785,666	6,095,468	141,123	624,262	1,297,061	13,519,151

$15,628,430	$6,922,866	$1,556,211	$1,763,899	$2,683,119	$20,260,951

33

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	MassMutual RetireSMART 2025 Fund	MassMutual RetireSMART 2030 Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$89,261	$203,331
Dividends — affiliated issuers (Note 7)	3,622,153	7,492,340
Interest	15,899	27,739

Total investment income	3,727,313	7,723,410

Expenses (Note 3):
Custody fees	14,670	14,334
Audit fees	15,138	15,234
Legal fees	1,191	2,948
Accounting & Administration fees	33,259	33,259
Proxy fees	490	490
Shareholder reporting fees	7,606	12,981
Trustees’ fees	5,954	14,210
Registration and filing fees	41,511	41,995
Transfer agent fees	1,496	1,497

	121,315	136,948
Administration fees:
Class R5	332	13,339
Service Class	17,850	106,144
Administrative Class	31,121	84,658
Class A	26,738	59,059
Class R4	51,871	56,401
Class R3	79,475	103,317
Distribution fees:
Class R3	99,344	129,146
Distribution and Service fees:
Class A	44,562	98,431
Class R4	64,838	70,502
Class R3	99,344	129,146
Shareholder service fees:
Service Class	5,950	35,382
Administrative Class	31,121	84,658
Class A	26,738	59,059

Total expenses	700,599	1,166,190
Expenses waived :
Class I fees reimbursed by adviser	(5,973)	(449)
Class R5 fees reimbursed by adviser	(238)	(976)
Service Class fees reimbursed by adviser	(8,861)	(5,792)
Administrative Class fees reimbursed by adviser	(15,028)	(4,549)
Class A fees reimbursed by adviser	(13,225)	(3,179)
Class R4 fees reimbursed by adviser	(18,635)	(2,209)
Class R3 fees reimbursed by adviser	(28,582)	(4,081)

Net expenses	610,057	1,144,955

Net investment income (loss)	3,117,256	6,578,455

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(8,157)	(10,228)
Investment transactions — affiliated issuers (Note 7)	(1,568,487)	(5,592,297)
Realized gain distributions — unaffiliated issuers	5,042	11,543
Realized gain distributions — affiliated issuers (Note 7)	3,152,967	7,069,864

Net realized gain (loss)	1,581,365	1,478,882

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(24,024)	(38,786)
Investment transactions — affiliated issuers	8,691,692	23,477,913

Net change in unrealized appreciation (depreciation)	8,667,668	23,439,127

Net realized gain (loss) and change in unrealized appreciation (depreciation)	10,249,033	24,918,009

Net increase (decrease) in net assets resulting from operations	$13,366,289	$31,496,464

The accompanying notes are an integral part of the financial statements.

34

MassMutual RetireSMART 2035 Fund	MassMutual RetireSMART 2040 Fund	MassMutual RetireSMART 2045 Fund	MassMutual RetireSMART 2050 Fund	MassMutual RetireSMART 2055 Fund	MassMutual RetireSMART 2060 Fund

$71,582	$122,847	$39,246	$58,824	$11,458	$4,088
2,484,666	4,067,981	1,318,077	1,696,841	356,156	119,715
16,986	18,699	8,039	9,432	5,062	355

2,573,234	4,209,527	1,365,362	1,765,097	372,676	124,158

14,325	14,273	14,329	14,316	14,340	9,972
15,119	15,166	15,096	15,109	15,074	20,045
876	1,733	493	742	118	63
33,260	33,259	33,260	33,259	33,249	33,102
490	490	489	490	489	490
6,617	9,200	5,458	6,166	4,287	5,322
4,375	8,364	2,446	3,630	602	264
40,998	41,847	40,352	41,536	40,401	52,182
1,496	1,495	1,496	1,496	1,496	1,495

117,556	125,827	113,419	116,744	110,056	122,935

930	6,769	195	4,696	92	53
13,054	60,723	7,543	26,458	2,230	102
20,102	60,320	10,206	24,255	2,419	133
22,158	35,419	12,629	15,027	3,112	86
40,571	37,375	23,358	19,806	5,546	106
59,430	52,294	38,443	31,083	13,484	160

74,288	65,368	48,054	38,854	16,855	200

36,931	59,031	21,048	25,044	5,187	144
50,713	46,718	29,198	24,757	6,933	132
74,288	65,368	48,054	38,854	16,855	200

4,351	20,241	2,514	8,819	743	34
20,102	60,320	10,206	24,255	2,419	133
22,158	35,419	12,629	15,027	3,112	86

556,632	731,192	377,496	413,679	189,043	124,504

(3,236)	(772)	(3,490)	(1,466)	(4,052)	(112,840)
(552)	(1,580)	(343)	(5,309)	(646)	(1,221)
(5,199)	(11,155)	(8,962)	(20,898)	(10,438)	(1,565)
(7,798)	(10,783)	(11,941)	(19,024)	(11,208)	(1,962)
(8,903)	(6,512)	(14,955)	(11,875)	(14,815)	(1,340)
(11,701)	(4,913)	(20,441)	(11,674)	(19,263)	(1,225)
(17,279)	(6,843)	(33,653)	(18,138)	(47,175)	(1,825)

501,964	688,634	283,711	325,295	81,446	2,526

2,071,270	3,520,893	1,081,651	1,439,802	291,230	121,632

(5,125)	(5,198)	(2,001)	(2,585)	(499)	(182)
(1,407,696)	(3,904,587)	(1,103,276)	(2,112,426)	(112,604)	(62,396)
4,011	6,955	2,186	3,286	629	230
2,694,218	4,734,808	1,681,792	2,495,612	537,845	177,033

1,285,408	831,978	578,701	383,887	425,371	114,685

(24,470)	(23,872)	(15,779)	(20,254)	(7,086)	(1,104)
8,609,361	16,042,979	5,474,483	8,861,765	1,562,153	525,733

8,584,891	16,019,107	5,458,704	8,841,511	1,555,067	524,629

9,870,299	16,851,085	6,037,405	9,225,398	1,980,438	639,314

$11,941,569	$20,371,978	$7,119,056	$10,665,200	$2,271,668	$760,946

35

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART Conservative Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,241,773	$4,211,329
Net realized gain (loss) on investment transactions	488,000	(3,016,422)
Net change in unrealized appreciation (depreciation) on investments	(983,709)	10,447,585

Net increase (decrease) in net assets resulting from operations	2,746,064	11,642,492

Distributions to shareholders (Note 2):
From net investment income:
Class I	(25,396)	(4,184)
Class R5	(227,391)	(246,745)
Service Class	(160,406)	(354,563)
Administrative Class	(1,101,481)	(1,505,377)
Class A	(502,378)	(2,359,020)
Class R4	(1,791,993)	(82,585)
Class R3	(102,345)	(50,555)

Total distributions from net investment income	(3,911,390)	(4,603,029)

From net realized gains:
Class I	-	(452)
Class R5	-	(27,235)
Service Class	-	(42,369)
Administrative Class	-	(184,040)
Class A	-	(326,577)
Class R4	-	(9,298)
Class R3	-	(6,076)

Total distributions from net realized gains	-	(596,047)

Net fund share transactions (Note 5):
Class I	1,962,410	112,261
Class R5	836,319	5,106,331
Service Class	(793,537)	(11,291,679)
Administrative Class	(365,957)	(10,785,162)
Class A	(5,110,736)	(75,795,592)
Class R4	10,029,971	77,446,547
Class R3	626,620	3,656,109

Increase (decrease) in net assets from fund share transactions	7,185,090	(11,551,185)

Total increase (decrease) in net assets	6,019,764	(5,107,769)
Net assets
Beginning of period	197,071,481	202,179,250

End of period	$203,091,245	$197,071,481

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$184,123

Distributions in excess of net investment income included in net assets at end of period	$(485,494)	$-

The accompanying notes are an integral part of the financial statements.

36

MassMutual RetireSMART Moderate Fund		MassMutual RetireSMART Moderate Growth Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$4,300,233	$6,520,539	$2,842,764	$4,854,592
1,384,345	(2,824,674)	2,033,872	(2,206,421)
6,418,101	20,260,705	10,751,794	20,080,077

12,102,679	23,956,570	15,628,430	22,728,248

(19,089)	(14,322)	(17,465)	(6,252)
(891,617)	(750,627)	(459,740)	(343,553)
(114,167)	(384,625)	(100,226)	(299,539)
(2,002,744)	(2,639,382)	(1,729,000)	(2,217,395)
(2,118,447)	(2,893,630)	(1,503,212)	(1,737,925)
(457,630)	(46,908)	(327,079)	(40,960)
(165,000)	(130,631)	(150,426)	(82,660)

(5,768,694)	(6,860,125)	(4,287,148)	(4,728,284)

-	(6,983)	-	(5,878)
-	(378,682)	-	(334,033)
-	(222,294)	-	(327,426)
-	(1,490,047)	-	(2,475,840)
-	(1,908,018)	-	(2,373,086)
-	(25,109)	-	(41,746)
-	(71,605)	-	(91,339)

-	(4,102,738)	-	(5,649,348)

4,903,741	(436,614)	5,050,159	(187,595)
159,214	16,802,208	(1,032,446)	13,229,223
(538,994)	(31,307,756)	(1,431,045)	(19,272,614)
(1,126,541)	(27,955,293)	(3,755,091)	(32,737,077)
(21,158,422)	(32,322,231)	(13,797,181)	(26,029,899)
2,815,681	18,909,496	1,450,927	14,052,114
2,020,257	3,347,062	2,159,288	3,439,841

(12,925,064)	(52,963,128)	(11,355,389)	(47,506,007)

(6,591,079)	(39,969,421)	(14,107)	(35,155,391)

319,040,971	359,010,392	256,423,416	291,578,807

$312,449,892	$319,040,971	$256,409,309	$256,423,416

$-	$612,707	$-	$821,213

$(855,754)	$-	$(623,171)	$-

37

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART Growth Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$827,398	$1,350,862
Net realized gain (loss) on investment transactions	36,137	(1,098,682)
Net change in unrealized appreciation (depreciation) on investments	6,059,331	8,441,726

Net increase (decrease) in net assets resulting from operations	6,922,866	8,693,906

Distributions to shareholders (Note 2):
From net investment income:
Class I	(5,307)	(7,928)
Class R5	(79,033)	(97,383)
Service Class	(24,434)	(37,038)
Administrative Class	(417,867)	(563,752)
Class A	(528,017)	(630,458)
Class R4	(130,983)	(49,392)
Class R3	(66,116)	(29,372)

Total distributions from net investment income	(1,251,757)	(1,415,323)

From net realized gains:
Class I	-	(12,455)
Class R5	-	(161,101)
Service Class	-	(72,782)
Administrative Class	-	(1,085,361)
Class A	-	(1,475,606)
Class R4	-	(86,266)
Class R3	-	(54,956)

Total distributions from net realized gains	-	(2,948,527)

Net fund share transactions (Note 5):
Class I	1,603,541	(260,355)
Class R5	387,156	959,880
Service Class	(75,774)	(2,798,503)
Administrative Class	(1,031,803)	(9,839,258)
Class A	(5,395,703)	(5,619,254)
Class R4	3,863,084	4,447,813
Class R3	1,108,524	2,781,666

Increase (decrease) in net assets from fund share transactions	459,025	(10,328,011)

Total increase (decrease) in net assets	6,130,134	(5,997,955)
Net assets
Beginning of period	95,384,331	101,382,286

End of period	$101,514,465	$95,384,331

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$187,138

Distributions in excess of net investment income included in net assets at end of period	$(237,221)	$-

The accompanying notes are an integral part of the financial statements.

38

MassMutual RetireSMART In Retirement Fund		MassMutual RetireSMART 2010 Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$1,415,088	$1,693,896	$1,139,637	$1,788,725
132,211	(1,490,986)	256,001	(1,996,759)
8,912	5,320,598	368,261	5,723,317

1,556,211	5,523,508	1,763,899	5,515,283

(75,147)	-	(19,374)	-
(86,849)	-	(53,710)	-
(329,916)	-	(625,941)	-
(583,717)	-	(408,456)	-
(399,144)	-	(505,603)	-
(146,312)	-	(155,572)	-
(283,347)	-	(254,036)	-

(1,904,432)	-	(2,022,692)	-

-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-

-	-	-	-

1,086,277	1,789,914	250,169	(85,143)
997,400	2,503,027	500,108	(163,506)
(1,152,575)	(5,433,862)	(5,129,680)	(5,577,979)
(3,640,174)	(3,702,297)	1,858,057	(5,999,480)
(950,626)	(628,803)	(3,108,837)	(4,590,551)
(340,926)	1,553,858	1,646,887	2,376,678
971,147	4,669,535	113,998	459,651

(3,029,477)	751,372	(3,869,298)	(13,580,330)

(3,377,698)	6,274,880	(4,128,091)	(8,065,047)

90,784,720	84,509,840	77,280,588	85,345,635

$87,407,022	$90,784,720	$73,152,497	$77,280,588

$1,387,843	$1,877,187	$1,113,436	$1,996,491

$-	$-	$-	$-

39

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2015 Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,386,058	$1,823,044
Net realized gain (loss) on investment transactions	414,723	(1,366,100)
Net change in unrealized appreciation (depreciation) on investments	882,338	6,307,151

Net increase (decrease) in net assets resulting from operations	2,683,119	6,764,095

Distributions to shareholders (Note 2):
From net investment income:
Class I	(97,801)	(88,437)
Class R5	(13,864)	(34,600)
Service Class	(169,556)	(259,056)
Administrative Class	(280,647)	(288,377)
Class A	(305,112)	(297,450)
Class R4	(402,821)	(506,944)
Class R3	(460,945)	(543,522)

Total distributions from net investment income	(1,730,746)	(2,018,386)

From net realized gains:
Class I	-	(16,511)
Class R5	-	(6,765)
Service Class	-	(52,262)
Administrative Class	-	(59,853)
Class A	-	(76,465)
Class R4	-	(107,501)
Class R3	-	(125,962)

Total distributions from net realized gains	-	(445,319)

Net fund share transactions (Note 5):
Class I	(1,151,607)	1,620,300
Class R5	41,097	(962,189)
Service Class	(4,549,965)	925,349
Administrative Class	(819,736)	3,781,502
Class A	(3,660,908)	(2,156,226)
Class R4	(413,763)	8,516,330
Class R3	(3,660,532)	10,528,735

Increase (decrease) in net assets from fund share transactions	(14,215,414)	22,253,801

Total increase (decrease) in net assets	(13,263,041)	26,554,191
Net assets
Beginning of period	106,475,138	79,920,947

End of period	$93,212,097	$106,475,138

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$60,986

Distributions in excess of net investment income included in net assets at end of period	$(283,702)	$-

The accompanying notes are an integral part of the financial statements.

40

MassMutual RetireSMART 2020 Fund		MassMutual RetireSMART 2025 Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$6,741,800	$9,845,905	$3,117,256	$3,442,623
310,586	(7,629,998)	1,581,365	(2,886,933)
13,208,565	38,516,237	8,667,668	16,991,489

20,260,951	40,732,144	13,366,289	17,547,179

(338,730)	(192,463)	(327,952)	(153,250)
(417,341)	(168,417)	(12,528)	(83,863)
(2,715,762)	(3,363,800)	(424,900)	(421,708)
(2,240,726)	(2,507,982)	(776,917)	(581,026)
(1,386,939)	(1,528,338)	(620,316)	(486,142)
(1,068,362)	(942,181)	(888,388)	(785,828)
(1,389,615)	(1,245,035)	(1,220,063)	(874,148)

(9,557,475)	(9,948,216)	(4,271,064)	(3,385,965)

-	(128,609)	(74,387)	(48,936)
-	(117,161)	(3,175)	(28,134)
-	(2,495,422)	(108,404)	(146,857)
-	(1,956,670)	(201,049)	(214,292)
-	(1,400,874)	(184,975)	(215,240)
-	(718,058)	(249,303)	(286,100)
-	(1,109,098)	(386,070)	(357,371)

-	(7,925,892)	(1,207,363)	(1,296,930)

9,216,373	2,159,366	5,330,551	7,071,719
4,262,071	9,792,495	56,711	(3,599,471)
(31,541,276)	(18,485,872)	(7,244,113)	6,405,094
(12,420,653)	(14,121,090)	788,092	9,608,390
(18,646,624)	(11,205,486)	(6,231,351)	1,759,736
(1,149,934)	28,360,440	5,102,867	26,455,982
(5,599,451)	23,766,223	6,401,018	29,460,008

(55,879,494)	20,266,076	4,203,775	77,161,458

(45,176,018)	43,124,112	12,091,637	90,025,742

544,393,891	501,269,779	248,271,198	158,245,456

$499,217,873	$544,393,891	$260,362,835	$248,271,198

$-	$1,191,918	$-	$570,871

$(1,623,757)	$-	$(582,937)	$-

41

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2030 Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,578,455	$9,421,886
Net realized gain (loss) on investment transactions	1,478,882	(9,945,924)
Net change in unrealized appreciation (depreciation) on investments	23,439,127	45,631,388

Net increase (decrease) in net assets resulting from operations	31,496,464	45,107,350

Distributions to shareholders (Note 2):
From net investment income:
Class I	(262,876)	(130,057)
Class R5	(534,057)	(142,864)
Service Class	(2,722,220)	(3,307,406)
Administrative Class	(2,065,603)	(2,228,854)
Class A	(1,293,685)	(1,261,811)
Class R4	(1,001,177)	(783,935)
Class R3	(1,615,362)	(1,282,800)

Total distributions from net investment income	(9,494,980)	(9,137,727)

From net realized gains:
Class I	-	(162,216)
Class R5	-	(186,180)
Service Class	-	(4,595,478)
Administrative Class	-	(3,281,431)
Class A	-	(2,183,509)
Class R4	-	(1,123,306)
Class R3	-	(2,202,648)

Total distributions from net realized gains	-	(13,734,768)

Net fund share transactions (Note 5):
Class I	5,916,466	2,915,750
Class R5	7,702,614	13,999,287
Service Class	(22,943,273)	(19,319,086)
Administrative Class	(11,938,682)	(11,579,127)
Class A	(13,555,994)	(4,270,480)
Class R4	3,173,472	30,376,615
Class R3	1,706,455	28,717,726

Increase (decrease) in net assets from fund share transactions	(29,938,942)	40,840,685

Total increase (decrease) in net assets	(7,937,458)	63,075,540
Net assets
Beginning of period	550,979,945	487,904,405

End of period	$543,042,487	$550,979,945

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$1,756,035

Distributions in excess of net investment income included in net assets at end of period	$(1,160,490)	$-

The accompanying notes are an integral part of the financial statements.

42

MassMutual RetireSMART 2035 Fund		MassMutual RetireSMART 2040 Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$2,071,270	$2,261,289	$3,520,893	$5,079,193
1,285,408	(1,319,199)	831,978	(5,263,677)
8,584,891	12,586,327	16,019,107	27,249,787

11,941,569	13,528,417	20,371,978	27,065,303

(223,345)	(88,508)	(119,196)	(49,974)
(30,693)	(64,067)	(215,735)	(53,996)
(297,976)	(277,932)	(1,433,052)	(1,780,997)
(441,034)	(336,893)	(1,317,185)	(1,470,800)
(445,886)	(362,800)	(714,374)	(704,889)
(635,193)	(547,434)	(586,936)	(485,765)
(810,752)	(549,809)	(719,797)	(502,852)

(2,884,879)	(2,227,443)	(5,106,275)	(5,049,273)

(87,216)	(34,535)	-	(85,682)
(12,859)	(26,312)	-	(96,321)
(130,810)	(118,666)	-	(3,418,143)
(200,367)	(154,959)	-	(2,967,873)
(237,373)	(198,405)	-	(1,695,493)
(309,348)	(242,387)	-	(964,844)
(454,749)	(291,259)	-	(1,173,105)

(1,432,722)	(1,066,523)	-	(10,401,461)

4,022,919	4,831,148	3,541,473	1,344,858
(50,990)	(1,655,868)	6,599,690	7,871,856
(2,182,112)	3,540,830	(14,903,502)	(13,899,235)
(498,568)	5,452,961	(7,654,762)	(4,973,635)
(4,884,599)	3,615,764	(9,802,611)	(370,291)
5,531,209	22,145,608	2,063,756	19,234,202
2,967,742	23,613,311	1,879,546	22,243,085

4,905,601	61,543,754	(18,276,410)	31,450,840

12,529,569	71,778,205	(3,010,707)	43,065,409

183,909,802	112,131,597	327,696,773	284,631,364

$196,439,371	$183,909,802	$324,686,066	$327,696,773

$-	$383,469	$-	$899,297

$(430,140)	$-	$(686,085)	$-

43

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2045 Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,081,651	$1,158,325
Net realized gain (loss) on investment transactions	578,701	(363,171)
Net change in unrealized appreciation (depreciation) on investments	5,458,704	7,144,560

Net increase (decrease) in net assets resulting from operations	7,119,056	7,939,714

Distributions to shareholders (Note 2):
From net investment income:
Class I	(69,656)	(26,649)
Class R5	(6,201)	(30,186)
Service Class	(164,861)	(157,829)
Administrative Class	(211,526)	(148,496)
Class A	(242,468)	(194,202)
Class R4	(333,149)	(274,397)
Class R3	(484,522)	(328,441)

Total distributions from net investment income	(1,512,383)	(1,160,200)

From net realized gains:
Class I	(42,733)	(12,005)
Class R5	(4,279)	(14,382)
Service Class	(113,721)	(78,505)
Administrative Class	(151,729)	(78,465)
Class A	(204,297)	(123,648)
Class R4	(259,288)	(143,313)
Class R3	(433,436)	(197,731)

Total distributions from net realized gains	(1,209,483)	(648,049)

Net fund share transactions (Note 5):
Class I	1,680,680	1,839,520
Class R5	60,583	(1,325,334)
Service Class	(1,166,516)	1,689,466
Administrative Class	1,093,192	2,577,880
Class A	(2,355,131)	2,136,165
Class R4	2,822,059	11,831,346
Class R3	3,847,654	16,891,736

Increase (decrease) in net assets from fund share transactions	5,982,521	35,640,779

Total increase (decrease) in net assets	10,379,711	41,772,244
Net assets
Beginning of period	103,128,686	61,356,442

End of period	$113,508,397	$103,128,686

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$194,814

Distributions in excess of net investment income included in net assets at end of period	$(235,918)	$-

The accompanying notes are an integral part of the financial statements.

44

MassMutual RetireSMART 2050 Fund		MassMutual RetireSMART 2055 Fund
Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

$1,439,802	$1,856,773	$291,230	$231,484
383,887	(1,521,451)	425,371	31,279
8,841,511	11,684,077	1,555,067	1,601,119

10,665,200	12,019,399	2,271,668	1,863,882

(43,477)	(21,477)	(19,394)	(8,635)
(137,330)	(19,346)	(2,729)	(6,684)
(563,765)	(660,963)	(45,854)	(28,632)
(478,003)	(444,359)	(49,361)	(24,145)
(264,027)	(227,842)	(57,239)	(44,962)
(273,931)	(222,618)	(72,711)	(41,489)
(377,640)	(239,873)	(158,952)	(77,575)

(2,138,173)	(1,836,478)	(406,240)	(232,122)

(6,364)	(25,528)	(15,752)	(2,907)
(21,145)	(24,083)	(2,481)	(2,262)
(93,298)	(879,806)	(41,106)	(10,125)
(84,040)	(626,177)	(45,324)	(8,997)
(53,870)	(379,522)	(63,642)	(19,355)
(51,735)	(316,995)	(72,350)	(16,077)
(81,032)	(401,767)	(182,979)	(33,501)

(391,484)	(2,653,878)	(423,634)	(93,224)

754,938	967,193	551,446	426,154
3,510,122	6,349,028	21,266	(201,336)
(2,622,482)	(1,986,978)	491,033	1,127,069
(186,492)	3,953,943	1,141,419	1,083,556
(1,551,629)	2,680,378	(694,793)	902,045
272,927	9,524,791	2,090,885	3,555,603
3,546,806	12,876,305	1,879,705	7,586,217

3,724,190	34,364,660	5,480,961	14,479,308

11,859,733	41,893,703	6,922,755	16,017,844

149,489,388	107,595,685	27,409,198	11,391,354

$161,349,121	$149,489,388	$34,331,953	$27,409,198

$-	$381,525	$-	$43,436

$(316,846)	$-	$(71,574)	$-

45

MassMutual RetireSMART Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual RetireSMART 2060 Fund
	Six Months Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$121,632	$179,043
Net realized gain (loss) on investment transactions	114,685	248,332
Net change in unrealized appreciation (depreciation) on investments	524,629	(100,319)

Net increase (decrease) in net assets resulting from operations	760,946	327,056

Distributions to shareholders (Note 2):
From net investment income:
Class I	(176,329)	(140,081)
Class R5	(1,776)	(1,480)
Service Class	(2,226)	(1,469)
Administrative Class	(3,222)	(1,459)
Class A	(1,527)	(1,433)
Class R4	(1,467)	(1,443)
Class R3	(2,161)	(1,417)

Total distributions from net investment income	(188,708)	(148,782)

From net realized gains:
Class I	(238,493)	-
Class R5	(2,536)	-
Service Class	(3,199)	-
Administrative Class	(4,711)	-
Class A	(2,831)	-
Class R4	(2,584)	-
Class R3	(3,925)	-

Total distributions from net realized gains	(258,279)	-

Net fund share transactions (Note 5):
Class I	20,262	9,540,081
Class R5	16,774	101,480
Service Class	44,515	112,359
Administrative Class	123,093	113,549
Class A	4,682	112,216
Class R4	8,805	101,443
Class R3	85,323	119,010

Increase (decrease) in net assets from fund share transactions	303,454	10,200,138

Total increase (decrease) in net assets	617,413	10,378,412
Net assets
Beginning of period	10,378,412	-

End of period	$10,995,825	$10,378,412

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$55,198

Distributions in excess of net investment income included in net assets at end of period	$(11,878)	$-

+	Fund commenced operations on November 23, 2015.

The accompanying notes are an integral part of the financial statements.

46

MassMutual RetireSMART Conservative Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$9.72	$0.15		$(0.01)	$0.14	$(0.23)	$-	$(0.23)	$9.63	1.54%	[b]	$2,264	0.12%	[a]	0.03%	[a]	3.09%	[a]
9/30/16	9.40	0.23		0.38	0.61	(0.26)	(0.03)	(0.29)	9.72	6.66%		288	0.13%		0.02%		2.46%
9/30/15[i]	9.73	0.02		(0.21)	(0.19)	-	(0.14)	(0.14)	9.40	(2.01%	)[b]	170	0.12%	[a]	0.02%	[a]	0.24%	[a]
12/31/14[h]	10.19	0.34		(0.07)	0.27	(0.29)	(0.44)	(0.73)	9.73	2.62%	[b]	204	0.09%	[a]	0.02%	[a]	4.32%	[a]
Class R5
3/31/17[r]	$9.70	$0.17		$(0.03)	$0.14	$(0.22)	$-	$(0.22)	$9.62	1.54%	[b]	$10,253	0.22%	[a]	0.12%	[a]	3.66%	[a]
9/30/16	9.39	0.23		0.36	0.59	(0.25)	(0.03)	(0.28)	9.70	6.49%		9,490	0.23%		0.12%		2.43%
9/30/15[i]	9.73	0.01		(0.21)	(0.20)	-	(0.14)	(0.14)	9.39	(2.11%	)[b]	4,154	0.22%	[a]	0.12%	[a]	0.15%	[a]
12/31/14	10.03	0.25		0.17	0.42	(0.28)	(0.44)	(0.72)	9.73	4.15%		3,921	0.18%		0.13%		2.44%
12/31/13	10.14	0.34		0.29	0.63	(0.29)	(0.45)	(0.74)	10.03	6.29%		3,073	0.15%		N/A		3.23%
12/31/12	9.70	0.25		0.63	0.88	(0.27)	(0.17)	(0.44)	10.14	9.14%		2,774	0.13%		N/A		2.46%
12/31/11[g]	10.00	0.24		(0.21)	0.03	(0.31)	(0.02)	(0.33)	9.70	0.33%	[b]	100	0.14%	[a]	N/A		4.44%	[a]
Service Class
3/31/17[r]	$9.69	$0.17		$(0.03)	$0.14	$(0.21)	$-	$(0.21)	$9.62	1.50%	[b]	$7,165	0.32%	[a]	0.22%	[a]	3.56%	[a]
9/30/16	9.37	0.28		0.30	0.58	(0.23)	(0.03)	(0.26)	9.69	6.39%		8,032	0.33%		0.22%		3.03%
9/30/15[i]	9.72	0.00	[d]	(0.21)	(0.21)	-	(0.14)	(0.14)	9.37	(2.22%	)[b]	19,160	0.32%	[a]	0.22%	[a]	0.04%	[a]
12/31/14	10.03	0.29		0.12	0.41	(0.28)	(0.44)	(0.72)	9.72	3.99%		21,586	0.27%		0.21%		2.84%
12/31/13	10.14	0.49		0.14	0.63	(0.29)	(0.45)	(0.74)	10.03	6.29%		12,812	0.19%		N/A		4.64%
12/31/12	9.69	0.23		0.66	0.89	(0.27)	(0.17)	(0.44)	10.14	9.21%		3,110	0.17%		N/A		2.29%
12/31/11[g]	10.00	1.42		(1.40)	0.02	(0.31)	(0.02)	(0.33)	9.69	0.24%	[b]	2,684	0.18%	[a]	N/A		26.89%	[a]
Administrative Class
3/31/17[r]	$9.70	$0.16		$(0.03)	$0.13	$(0.20)	$-	$(0.20)	$9.63	1.42%	[b]	$52,405	0.42%	[a]	0.32%	[a]	3.45%	[a]
9/30/16	9.38	0.22		0.36	0.58	(0.23)	(0.03)	(0.26)	9.70	6.33%		53,140	0.43%		0.32%		2.39%
9/30/15[i]	9.73	(0.00)[d]		(0.21)	(0.21)	-	(0.14)	(0.14)	9.38	(2.21%	)[b]	62,204	0.42%	[a]	0.32%	[a]	(0.05%	)[a]
12/31/14	10.04	0.22		0.17	0.39	(0.26)	(0.44)	(0.70)	9.73	3.87%		62,351	0.36%		0.31%		2.19%
12/31/13	10.14	0.18		0.44	0.62	(0.27)	(0.45)	(0.72)	10.04	6.22%		61,817	0.27%		N/A		1.78%
12/31/12	9.70	0.21		0.66	0.87	(0.26)	(0.17)	(0.43)	10.14	9.01%		73,765	0.25%		N/A		2.10%
12/31/11[g]	10.00	0.23		(0.21)	0.02	(0.30)	(0.02)	(0.32)	9.70	0.26%	[b]	97,539	0.26%	[a]	N/A		4.26%	[a]
Class A
3/31/17[r]	$9.68	$0.15		$(0.03)	$0.12	$(0.13)	$-	$(0.13)	$9.67	1.31%	[b]	$34,439	0.67%	[a]	0.57%	[a]	3.23%	[a]
9/30/16	9.36	0.24		0.31	0.55	(0.20)	(0.03)	(0.23)	9.68	6.03%		39,639	0.68%		0.57%		2.56%
9/30/15[i]	9.74	(0.02)		(0.22)	(0.24)	-	(0.14)	(0.14)	9.36	(2.52%	)[b]	113,693	0.67%	[a]	0.57%	[a]	(0.31%	)[a]
12/31/14	10.04	0.19		0.19	0.38	(0.24)	(0.44)	(0.68)	9.74	3.69%		125,410	0.61%		0.56%		1.83%
12/31/13	10.14	0.16		0.43	0.59	(0.24)	(0.45)	(0.69)	10.04	5.92%		131,939	0.52%		N/A		1.51%
12/31/12	9.70	0.18		0.67	0.85	(0.24)	(0.17)	(0.41)	10.14	8.73%		163,625	0.50%		N/A		1.75%
12/31/11[g]	10.00	0.22		(0.21)	0.01	(0.29)	(0.02)	(0.31)	9.70	0.14%	[b]	166,103	0.51%	[a]	N/A		4.17%	[a]
Class R4
3/31/17[r]	$9.64	$0.15		$(0.02)	$0.13	$(0.21)	$-	$(0.21)	$9.56	1.38%	[b]	$90,802	0.57%	[a]	0.47%	[a]	3.22%	[a]
9/30/16	9.36	0.00	[d]	0.56	0.56	(0.25)	(0.03)	(0.28)	9.64	6.13%		81,328	0.58%		0.47%		0.05%
9/30/15[i]	9.72	0.00	[d]	(0.22)	(0.22)	-	(0.14)	(0.14)	9.36	(2.32%	)[b]	1,496	0.57%	[a]	0.47%	[a]	0.04%	[a]
12/31/14[h]	10.18	0.21		0.03	0.24	(0.26)	(0.44)	(0.70)	9.72	2.29%	[b]	102	0.54%	[a]	0.47%	[a]	2.76%	[a]
Class R3
3/31/17[r]	$9.61	$0.13		$(0.02)	$0.11	$(0.18)	$-	$(0.18)	$9.54	1.21%	[b]	$5,762	0.82%	[a]	0.73%	[a]	2.82%	[a]
9/30/16	9.33	0.09		0.45	0.54	(0.23)	(0.03)	(0.26)	9.61	5.96%		5,155	0.83%		0.72%		1.00%
9/30/15[i]	9.72	(0.02)		(0.23)	(0.25)	-	(0.14)	(0.14)	9.33	(2.63%	)[b]	1,302	0.82%	[a]	0.72%	[a]	(0.23%	)[a]
12/31/14[h]	10.18	0.19		0.03	0.22	(0.24)	(0.44)	(0.68)	9.72	2.10%	[b]	102	0.79%	[a]	0.72%	[a]	2.51%	[a]

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	22%	69%	27%	31%	37%	37%	20%[b,q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Securities received from subscriptions in-kind had no impact on portfolio turnover.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

47

MassMutual RetireSMART Moderate Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$9.53	$0.11		$0.29	$0.40	$(0.22)	$-	$(0.22)	$9.71	4.28%	[b]	$5,160	0.08%	[a]	0.06%	[a]	2.36%	[a]
9/30/16	9.14	0.45		0.28	0.73	(0.23)	(0.11)	(0.34)	9.53	8.18%		198	0.08%		0.04%		4.89%
9/30/15[i]	9.79	0.02		(0.39)	(0.37)	-	(0.28)	(0.28)	9.14	(3.85%	)[b]	642	0.07%	[a]	0.04%	[a]	0.30%	[a]
12/31/14[h]	10.76	0.42		(0.12)	0.30	(0.31)	(0.96)	(1.27)	9.79	2.65%	[b]	725	0.06%	[a]	0.04%	[a]	5.19%	[a]
Class R5
3/31/17[r]	$9.53	$0.15		$0.24	$0.39	$(0.21)	$-	$(0.21)	$9.71	4.19%	[b]	$40,015	0.18%	[a]	0.15%	[a]	3.15%	[a]
9/30/16	9.13	0.20		0.53	0.73	(0.22)	(0.11)	(0.33)	9.53	8.21%		39,100	0.18%		0.14%		2.16%
9/30/15[i]	9.79	0.01		(0.39)	(0.38)	-	(0.28)	(0.28)	9.13	(3.95%	)[b]	21,120	0.17%	[a]	0.14%	[a]	0.19%	[a]
12/31/14	10.61	0.26		0.18	0.44	(0.30)	(0.96)	(1.26)	9.79	4.01%		24,005	0.16%		0.15%		2.38%
12/31/13	10.25	0.45		1.02	1.47	(0.32)	(0.79)	(1.11)	10.61	14.56%		17,345	0.17%		N/A		4.07%
12/31/12	9.51	0.33		0.86	1.19	(0.24)	(0.21)	(0.45)	10.25	12.48%		2,649	0.13%		N/A		3.22%
12/31/11[g]	10.00	0.20		(0.43)	(0.23)	(0.25)	(0.01)	(0.26)	9.51	(2.28%	)[b]	98	0.13%	[a]	N/A		3.82%	[a]
Service Class
3/31/17[r]	$9.55	$0.16		$0.23	$0.39	$(0.19)	$-	$(0.19)	$9.75	4.12%	[b]	$5,186	0.28%	[a]	0.25%	[a]	3.30%	[a]
9/30/16	9.14	0.25		0.46	0.71	(0.19)	(0.11)	(0.30)	9.55	7.98%		5,623	0.28%		0.24%		2.76%
9/30/15[i]	9.81	0.01		(0.40)	(0.39)	-	(0.28)	(0.28)	9.14	(4.05%	)[b]	36,457	0.27%	[a]	0.24%	[a]	0.09%	[a]
12/31/14	10.62	0.24		0.19	0.43	(0.28)	(0.96)	(1.24)	9.81	4.01%		49,324	0.25%		0.23%		2.24%
12/31/13	10.26	0.50		0.97	1.47	(0.32)	(0.79)	(1.11)	10.62	14.53%		31,677	0.21%		N/A		4.47%
12/31/12	9.51	0.21		0.98	1.19	(0.23)	(0.21)	(0.44)	10.26	12.53%		4,549	0.17%		N/A		2.10%
12/31/11[g]	10.00	0.83		(1.06)	(0.23)	(0.25)	(0.01)	(0.26)	9.51	(2.26%	)[b]	3,395	0.17%	[a]	N/A		16.08%	[a]
Administrative Class
3/31/17[r]	$9.54	$0.13		$0.25	$0.38	$(0.19)	$-	$(0.19)	$9.73	4.05%	[b]	$106,086	0.38%	[a]	0.35%	[a]	2.83%	[a]
9/30/16	9.14	0.20		0.51	0.71	(0.20)	(0.11)	(0.31)	9.54	7.92%		105,186	0.38%		0.34%		2.22%
9/30/15[i]	9.82	0.00	[d]	(0.40)	(0.40)	-	(0.28)	(0.28)	9.14	(4.15%	)[b]	128,868	0.37%	[a]	0.34%	[a]	0.01%	[a]
12/31/14	10.63	0.20		0.22	0.42	(0.27)	(0.96)	(1.23)	9.82	3.89%		138,574	0.34%		0.33%		1.83%
12/31/13	10.26	0.18		1.28	1.46	(0.30)	(0.79)	(1.09)	10.63	14.44%		150,710	0.29%		N/A		1.66%
12/31/12	9.51	0.18		1.00	1.18	(0.22)	(0.21)	(0.43)	10.26	12.43%		147,873	0.25%		N/A		1.81%
12/31/11[g]	10.00	0.18		(0.42)	(0.24)	(0.24)	(0.01)	(0.25)	9.51	(2.35%	)[b]	144,705	0.25%	[a]	N/A		3.53%	[a]
Class A
3/31/17[r]	$9.54	$0.13		$0.25	$0.38	$(0.16)	$-	$(0.16)	$9.76	4.04%	[b]	$120,247	0.63%	[a]	0.60%	[a]	2.67%	[a]
9/30/16	9.14	0.17		0.51	0.68	(0.17)	(0.11)	(0.28)	9.54	7.59%		138,758	0.63%		0.59%		1.85%
9/30/15[i]	9.84	(0.02)		(0.40)	(0.42)	-	(0.28)	(0.28)	9.14	(4.34%	)[b]	165,092	0.62%	[a]	0.59%	[a]	(0.26%	)[a]
12/31/14	10.65	0.17		0.22	0.39	(0.24)	(0.96)	(1.20)	9.84	3.62%		199,865	0.59%		0.58%		1.53%
12/31/13	10.26	0.11		1.33	1.44	(0.26)	(0.79)	(1.05)	10.65	14.21%		216,068	0.53%		N/A		0.99%
12/31/12	9.51	0.14		1.01	1.15	(0.19)	(0.21)	(0.40)	10.26	12.13%		324,049	0.50%		N/A		1.42%
12/31/11[g]	10.00	0.18		(0.43)	(0.25)	(0.23)	(0.01)	(0.24)	9.51	(2.47%	)[b]	366,492	0.50%	[a]	N/A		3.41%	[a]
Class R4
3/31/17[r]	$9.50	$0.13		$0.25	$0.38	$(0.19)	$-	$(0.19)	$9.69	4.12%	[b]	$24,704	0.53%	[a]	0.50%	[a]	2.73%	[a]
9/30/16	9.13	0.03		0.66	0.69	(0.21)	(0.11)	(0.32)	9.50	7.72%		21,403	0.53%		0.49%		0.31%
9/30/15[i]	9.82	0.01		(0.42)	(0.41)	-	(0.28)	(0.28)	9.13	(4.25%	)[b]	1,693	0.52%	[a]	0.49%	[a]	0.17%	[a]
12/31/14[h]	10.79	0.20		0.06	0.26	(0.27)	(0.96)	(1.23)	9.82	2.29%	[b]	102	0.51%	[a]	0.49%	[a]	2.43%	[a]
Class R3
3/31/17[r]	$9.47	$0.11		$0.25	$0.36	$(0.16)	$-	$(0.16)	$9.67	3.92%	[b]	$11,052	0.78%	[a]	0.75%	[a]	2.33%	[a]
9/30/16	9.12	0.13		0.53	0.66	(0.20)	(0.11)	(0.31)	9.47	7.45%		8,773	0.78%		0.74%		1.38%
9/30/15[i]	9.82	0.01		(0.43)	(0.42)	-	(0.28)	(0.28)	9.12	(4.35%	)[b]	5,138	0.77%	[a]	0.74%	[a]	0.11%	[a]
12/31/14[h]	10.79	0.18		0.06	0.24	(0.25)	(0.96)	(1.21)	9.82	2.11%	[b]	102	0.76%	[a]	0.74%	[a]	2.18%	[a]

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	18%	62%	17%	28%	37%	39%	19%[b,q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 21% including securities received from subscriptions in-kind.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

48

MassMutual RetireSMART Moderate Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$9.55	$0.12	$0.51	$0.63	$(0.21)	$-	$(0.21)	$9.97	6.69%	[b]	$5,240	0.10%	[a]	0.07%	[a]	2.55%	[a]
9/30/16	9.10	0.36	0.47	0.83	(0.20)	(0.18)	(0.38)	9.55	9.39%		110	0.09%		0.04%		3.85%
9/30/15[i]	10.02	0.03	(0.57)	(0.54)	-	(0.38)	(0.38)	9.10	(5.46%	)[b]	300	0.08%	[a]	0.04%	[a]	0.42%	[a]
12/31/14[h]	11.45	0.34	(0.05)	0.29	(0.31)	(1.41)	(1.72)	10.02	2.39%	[b]	318	0.06%	[a]	0.04%	[a]	4.02%	[a]
Class R5
3/31/17[r]	$9.55	$0.12	$0.50	$0.62	$(0.20)	$-	$(0.20)	$9.97	6.61%	[b]	$22,381	0.20%	[a]	0.15%	[a]	2.59%	[a]
9/30/16	9.09	0.19	0.64	0.83	(0.19)	(0.18)	(0.37)	9.55	9.43%		22,452	0.19%		0.14%		2.09%
9/30/15[i]	10.02	0.02	(0.57)	(0.55)	-	(0.38)	(0.38)	9.09	(5.57%	)[b]	8,746	0.18%	[a]	0.14%	[a]	0.31%	[a]
12/31/14	11.31	0.22	0.20	0.42	(0.30)	(1.41)	(1.71)	10.02	3.57%		9,970	0.17%		0.15%		1.96%
12/31/13	10.33	0.21	2.01	2.22	(0.33)	(0.91)	(1.24)	11.31	21.91%		4,663	0.19%		N/A		1.88%
12/31/12	9.36	0.21	1.21	1.42	(0.19)	(0.26)	(0.45)	10.33	15.21%		7,085	0.14%		N/A		2.10%
12/31/11[g]	10.00	0.16	(0.62)	(0.46)	(0.18)	-	(0.18)	9.36	(4.55%	)[b]	96	0.14%	[a]	N/A		3.14%	[a]
Service Class
3/31/17[r]	$9.55	$0.11	$0.51	$0.62	$(0.17)	$-	$(0.17)	$10.00	6.60%	[b]	$5,839	0.30%	[a]	0.25%	[a]	2.32%	[a]
9/30/16	9.09	0.21	0.60	0.81	(0.17)	(0.18)	(0.35)	9.55	9.18%		7,021	0.29%		0.24%		2.25%
9/30/15[i]	10.02	0.02	(0.57)	(0.55)	-	(0.38)	(0.38)	9.09	(5.56%	)[b]	25,552	0.28%	[a]	0.24%	[a]	0.21%	[a]
12/31/14	11.31	0.25	0.16	0.41	(0.29)	(1.41)	(1.70)	10.02	3.49%		28,779	0.26%		0.24%		2.19%
12/31/13	10.33	0.44	1.79	2.23	(0.34)	(0.91)	(1.25)	11.31	21.93%		18,053	0.23%		N/A		3.78%
12/31/12	9.36	0.18	1.24	1.42	(0.19)	(0.26)	(0.45)	10.33	15.17%		1,816	0.18%		N/A		1.75%
12/31/11[g]	10.00	0.80	(1.25)	(0.45)	(0.19)	-	(0.19)	9.36	(4.53%	)[b]	1,847	0.18%	[a]	N/A		15.80%	[a]
Administrative Class
3/31/17[r]	$9.55	$0.11	$0.51	$0.62	$(0.18)	$-	$(0.18)	$9.99	6.55%	[b]	$99,481	0.40%	[a]	0.36%	[a]	2.35%	[a]
9/30/16	9.09	0.18	0.62	0.80	(0.16)	(0.18)	(0.34)	9.55	9.14%		98,971	0.39%		0.34%		2.02%
9/30/15[i]	10.04	0.01	(0.58)	(0.57)	-	(0.38)	(0.38)	9.09	(5.76%	)[b]	127,157	0.38%	[a]	0.34%	[a]	0.12%	[a]
12/31/14	11.32	0.20	0.21	0.41	(0.28)	(1.41)	(1.69)	10.04	3.46%		135,163	0.35%		0.33%		1.74%
12/31/13	10.33	0.16	2.06	2.22	(0.32)	(0.91)	(1.23)	11.32	21.84%		130,738	0.31%		N/A		1.44%
12/31/12	9.36	0.16	1.25	1.41	(0.18)	(0.26)	(0.44)	10.33	15.07%		117,574	0.26%		N/A		1.61%
12/31/11[g]	10.00	0.15	(0.61)	(0.46)	(0.18)	-	(0.18)	9.36	(4.61%	)[b]	119,858	0.26%	[a]	N/A		2.96%	[a]
Class A
3/31/17[r]	$9.56	$0.10	$0.51	$0.61	$(0.15)	$-	$(0.15)	$10.02	6.45%	[b]	$94,868	0.65%	[a]	0.60%	[a]	2.17%	[a]
9/30/16	9.10	0.15	0.62	0.77	(0.13)	(0.18)	(0.31)	9.56	8.77%		104,156	0.64%		0.59%		1.61%
9/30/15[i]	10.06	(0.01)	(0.57)	(0.58)	-	(0.38)	(0.38)	9.10	(5.84%	)[b]	124,585	0.63%	[a]	0.59%	[a]	(0.15%	)[a]
12/31/14	11.34	0.15	0.23	0.38	(0.25)	(1.41)	(1.66)	10.06	3.16%		157,201	0.60%		0.58%		1.33%
12/31/13	10.34	0.10	2.09	2.19	(0.28)	(0.91)	(1.19)	11.34	21.49%		183,571	0.56%		N/A		0.86%
12/31/12	9.36	0.12	1.27	1.39	(0.15)	(0.26)	(0.41)	10.34	14.88%		236,688	0.51%		N/A		1.23%
12/31/11[g]	10.00	0.14	(0.61)	(0.47)	(0.17)	-	(0.17)	9.36	(4.75%	)[b]	251,598	0.51%	[a]	N/A		2.71%	[a]
Class R4
3/31/17[r]	$9.51	$0.11	$0.49	$0.60	$(0.18)	$-	$(0.18)	$9.93	6.43%	[b]	$18,463	0.55%	[a]	0.51%	[a]	2.20%	[a]
9/30/16	9.08	0.03	0.76	0.79	(0.18)	(0.18)	(0.36)	9.51	9.00%		16,185	0.54%		0.49%		0.36%
9/30/15[i]	10.04	0.07	(0.65)	(0.58)	-	(0.38)	(0.38)	9.08	(5.86%	)[b]	1,481	0.53%	[a]	0.49%	[a]	0.96%	[a]
12/31/14[h]	11.47	0.19	0.06	0.25	(0.27)	(1.41)	(1.68)	10.04	2.05%	[b]	102	0.51%	[a]	0.49%	[a]	2.20%	[a]
Class R3
3/31/17[r]	$9.49	$0.09	$0.50	$0.59	$(0.16)	$-	$(0.16)	$9.92	6.29%	[b]	$10,137	0.80%	[a]	0.76%	[a]	1.95%	[a]
9/30/16	9.07	0.10	0.67	0.77	(0.17)	(0.18)	(0.35)	9.49	8.73%		7,529	0.79%		0.74%		1.13%
9/30/15[i]	10.04	0.03	(0.62)	(0.59)	-	(0.38)	(0.38)	9.07	(5.96%	)[b]	3,758	0.78%	[a]	0.74%	[a]	0.40%	[a]
12/31/14[h]	11.47	0.17	0.06	0.23	(0.25)	(1.41)	(1.66)	10.04	1.86%	[b]	102	0.76%	[a]	0.74%	[a]	1.98%	[a]

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	20%	62%	20%	28%	36%	49%	13%[b,q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 15% including securities received from subscriptions in-kind.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

49

MassMutual RetireSMART Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$10.08	$0.07		$0.69	$0.76	$(0.18)	$-	$(0.18)	$10.66	7.66%	[b]	$1,779	0.23%	[a]	0.10%	[a]	1.28%	[a]
9/30/16	9.63	0.37		0.55	0.92	(0.18)	(0.29)	(0.47)	10.08	9.87%		129	0.24%		0.07%		3.78%
9/30/15[i]	10.79	0.03		(0.69)	(0.66)	-	(0.50)	(0.50)	9.63	(6.28%	)[b]	398	0.22%	[a]	0.07%	[a]	0.31%	[a]
12/31/14[h]	12.25	0.31		0.03	0.34	(0.30)	(1.50)	(1.80)	10.79	2.55%	[b]	309	0.16%	[a]	0.07%	[a]	3.45%	[a]
Class R5
3/31/17[r]	$10.08	$0.11		$0.65	$0.76	$(0.17)	$-	$(0.17)	$10.67	7.64%	[b]	$5,325	0.34%	[a]	0.19%	[a]	2.07%	[a]
9/30/16	9.63	0.18		0.73	0.91	(0.17)	(0.29)	(0.46)	10.08	9.76%		4,662	0.34%		0.17%		1.83%
9/30/15[i]	10.80	0.01		(0.68)	(0.67)	-	(0.50)	(0.50)	9.63	(6.37%	)[b]	3,534	0.32%	[a]	0.17%	[a]	0.14%	[a]
12/31/14	12.12	0.20		0.26	0.46	(0.28)	(1.50)	(1.78)	10.80	3.62%		5,507	0.25%		0.17%		1.60%
12/31/13	10.35	0.24		2.41	2.65	(0.31)	(0.57)	(0.88)	12.12	25.93%		4,132	0.25%		0.19%		2.04%
12/31/12	9.28	0.30		1.21	1.51	(0.15)	(0.29)	(0.44)	10.35	16.42%		1,698	0.23%		0.15%		2.97%
12/31/11[g]	10.00	0.14		(0.69)	(0.55)	(0.15)	(0.02)	(0.17)	9.28	(5.51%	)[b]	95	0.27%	[a]	0.13%	[a]	2.75%	[a]
Service Class
3/31/17[r]	$10.09	$0.10		$0.65	$0.75	$(0.16)	$-	$(0.16)	$10.68	7.53%	[b]	$1,673	0.44%	[a]	0.28%	[a]	2.02%	[a]
9/30/16	9.62	0.20		0.71	0.91	(0.15)	(0.29)	(0.44)	10.09	9.68%		1,657	0.44%		0.27%		2.11%
9/30/15[i]	10.80	0.01		(0.69)	(0.68)	-	(0.50)	(0.50)	9.62	(6.46%	)[b]	4,389	0.42%	[a]	0.27%	[a]	0.13%	[a]
12/31/14	12.12	0.23		0.23	0.46	(0.28)	(1.50)	(1.78)	10.80	3.57%		5,925	0.34%		0.26%		1.91%
12/31/13	10.36	0.36		2.28	2.64	(0.31)	(0.57)	(0.88)	12.12	25.82%		3,545	0.29%		0.23%		3.01%
12/31/12	9.28	0.14		1.38	1.52	(0.15)	(0.29)	(0.44)	10.36	16.46%		110	0.26%		0.18%		1.37%
12/31/11[g]	10.00	0.14		(0.69)	(0.55)	(0.15)	(0.02)	(0.17)	9.28	(5.53%	)[b]	95	0.31%	[a]	0.17%	[a]	2.70%	[a]
Administrative Class
3/31/17[r]	$10.07	$0.09		$0.66	$0.75	$(0.15)	$-	$(0.15)	$10.67	7.51%	[b]	$31,539	0.54%	[a]	0.39%	[a]	1.80%	[a]
9/30/16	9.62	0.16		0.73	0.89	(0.15)	(0.29)	(0.44)	10.07	9.49%		30,872	0.54%		0.37%		1.64%
9/30/15[i]	10.81	0.00	[d]	(0.69)	(0.69)	-	(0.50)	(0.50)	9.62	(6.55%	)[b]	39,361	0.52%	[a]	0.37%	[a]	0.04%	[a]
12/31/14	12.13	0.18		0.26	0.44	(0.26)	(1.50)	(1.76)	10.81	3.45%		40,211	0.43%		0.36%		1.48%
12/31/13	10.36	0.14		2.49	2.63	(0.29)	(0.57)	(0.86)	12.13	25.73%		35,398	0.37%		0.31%		1.19%
12/31/12	9.28	0.13		1.38	1.51	(0.14)	(0.29)	(0.43)	10.36	16.38%		26,623	0.33%		0.26%		1.27%
12/31/11[g]	10.00	0.13		(0.69)	(0.56)	(0.14)	(0.02)	(0.16)	9.28	(5.58%	)[b]	22,366	0.39%	[a]	0.25%	[a]	2.57%	[a]
Class A
3/31/17[r]	$10.05	$0.09		$0.64	$0.73	$(0.12)	$-	$(0.12)	$10.66	7.34%	[b]	$43,936	0.79%	[a]	0.63%	[a]	1.69%	[a]
9/30/16	9.59	0.12		0.75	0.87	(0.12)	(0.29)	(0.41)	10.05	9.33%		46,706	0.79%		0.62%		1.25%
9/30/15[i]	10.80	(0.02)		(0.69)	(0.71)	-	(0.50)	(0.50)	9.59	(6.74%	)[b]	50,015	0.77%	[a]	0.62%	[a]	(0.23%	)[a]
12/31/14	12.12	0.14		0.27	0.41	(0.23)	(1.50)	(1.73)	10.80	3.20%		60,183	0.68%		0.61%		1.18%
12/31/13	10.35	0.11		2.50	2.61	(0.27)	(0.57)	(0.84)	12.12	25.48%		61,092	0.62%		0.56%		0.94%
12/31/12	9.28	0.11		1.37	1.48	(0.12)	(0.29)	(0.41)	10.35	16.01%		47,226	0.59%		0.51%		1.09%
12/31/11[g]	10.00	0.12		(0.69)	(0.57)	(0.13)	(0.02)	(0.15)	9.28	(5.70%	)[b]	39,019	0.64%	[a]	0.50%	[a]	2.36%	[a]
Class R4
3/31/17[r]	$10.00	$0.08		$0.66	$0.74	$(0.16)	$-	$(0.16)	$10.58	7.44%	[b]	$11,234	0.68%	[a]	0.54%	[a]	1.63%	[a]
9/30/16	9.58	0.09		0.79	0.88	(0.17)	(0.29)	(0.46)	10.00	9.39%		6,786	0.69%		0.52%		0.98%
9/30/15[i]	10.78	0.05		(0.75)	(0.70)	-	(0.50)	(0.50)	9.58	(6.66%	)[b]	2,155	0.67%	[a]	0.52%	[a]	0.64%	[a]
12/31/14[h]	12.24	0.17		0.13	0.30	(0.26)	(1.50)	(1.76)	10.78	2.22%	[b]	102	0.61%	[a]	0.52%	[a]	1.82%	[a]
Class R3
3/31/17[r]	$9.97	$0.07		$0.65	$0.72	$(0.13)	$-	$(0.13)	$10.56	7.28%	[b]	$6,029	0.94%	[a]	0.79%	[a]	1.41%	[a]
9/30/16	9.57	0.04		0.80	0.84	(0.15)	(0.29)	(0.44)	9.97	9.06%		4,573	0.94%		0.77%		0.44%
9/30/15[i]	10.78	0.03		(0.74)	(0.71)	-	(0.50)	(0.50)	9.57	(6.75%	)[b]	1,531	0.92%	[a]	0.77%	[a]	0.43%	[a]
12/31/14[h]	12.24	0.14		0.13	0.27	(0.23)	(1.50)	(1.73)	10.78	2.03%	[b]	102	0.86%	[a]	0.77%	[a]	1.57%	[a]

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	25%	70%	26%	32%	36%	57%	14%[b,q]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period June 20, 2011 (commencement of operations) through December 31, 2011.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 15% including securities received from subscriptions in-kind.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

50

MassMutual RetireSMART In Retirement Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$11.13	$0.20	$(0.00)[d]	$0.20	$(0.27)	$(0.27)	$11.06	1.92%	[b]	$3,541	0.25%	[a]	0.07%	[a]	3.68%	[a]
9/30/16	10.40	0.17	0.56	0.73	-	-	11.13	7.02%		2,467	0.27%		0.06%		1.53%
9/30/15[i]	11.02	0.01	(0.30)	(0.29)	(0.33)	(0.33)	10.40	(2.68%	)[b]	598	0.26%	[a]	0.06%	[a]	0.07%	[a]
12/31/14[h]	11.03	0.48	(0.21)	0.27	(0.28)	(0.28)	11.02	2.45%	[b]	4,609	0.19%	[a]	0.06%	[a]	5.71%	[a]
Class R5
3/31/17[r]	$11.14	$0.18	$0.02	$0.20	$(0.26)	$(0.26)	$11.08	1.91%	[b]	$4,476	0.36%	[a]	0.17%	[a]	3.30%	[a]
9/30/16	10.42	0.08	0.64	0.72	-	-	11.14	6.91%		3,494	0.37%		0.16%		0.77%
9/30/15[i]	11.00	0.01	(0.30)	(0.29)	(0.29)	(0.29)	10.42	(2.68%	)[b]	757	0.36%	[a]	0.16%	[a]	0.09%	[a]
12/31/14[h]	11.03	0.57	(0.32)	0.25	(0.28)	(0.28)	11.00	2.27%	[b]	953	0.29%	[a]	0.16%	[a]	6.82%	[a]
Service Class
3/31/17[r]	$11.15	$0.19	$0.01	$0.20	$(0.25)	$(0.25)	$11.10	1.88%	[b]	$14,207	0.46%	[a]	0.27%	[a]	3.40%	[a]
9/30/16	10.44	0.27	0.44	0.71	-	-	11.15	6.80%		15,440	0.47%		0.26%		2.51%
9/30/15[i]	11.01	0.00 [d]	(0.29)	(0.29)	(0.28)	(0.28)	10.44	(2.70%	)[b]	19,899	0.46%	[a]	0.26%	[a]	0.00%	[a,e]
12/31/14	10.88	0.20	0.20	0.40	(0.27)	(0.27)	11.01	3.63%		22,029	0.35%		0.26%		1.80%
12/31/13	10.45	0.20	0.52	0.72	(0.29)	(0.29)	10.88	6.93%		26,414	0.26%		0.25%		1.91%
12/31/12	9.84	0.26	0.67	0.93	(0.32)	(0.32)	10.45	9.64%		24,199	0.17%		0.17%	[k]	2.55%
12/31/11	9.86	0.26	0.01	0.27	(0.29)	(0.29)	9.84	2.78%		15,610	0.15%		N/A		2.62%
Administrative Class
3/31/17[r]	$11.14	$0.18	$0.01	$0.19	$(0.24)	$(0.24)	$11.09	1.77%	[b]	$24,814	0.56%	[a]	0.37%	[a]	3.24%	[a]
9/30/16	10.44	0.22	0.48	0.70	-	-	11.14	6.70%		28,573	0.57%		0.36%		2.07%
9/30/15[i]	11.02	(0.01)	(0.30)	(0.31)	(0.27)	(0.27)	10.44	(2.86%	)[b]	30,387	0.56%	[a]	0.36%	[a]	(0.09%	)[a]
12/31/14	10.89	0.24	0.16	0.40	(0.27)	(0.27)	11.02	3.68%		33,673	0.46%		0.35%		2.13%
12/31/13	10.47	0.22	0.48	0.70	(0.28)	(0.28)	10.89	6.83%		17,286	0.32%		0.32%	[k]	2.06%
12/31/12	9.85	0.17	0.76	0.93	(0.31)	(0.31)	10.47	9.53%		13,720	0.23%		0.23%	[k]	1.63%
12/31/11	9.88	0.25	0.01	0.26	(0.29)	(0.29)	9.85	2.66%		20,601	0.20%		N/A		2.47%
Class A
3/31/17[r]	$11.05	$0.17	$0.01	$0.18	$(0.21)	$(0.21)	$11.02	1.72%	[b]	$19,884	0.81%	[a]	0.62%	[a]	3.04%	[a]
9/30/16	10.39	0.19	0.47	0.66	-	-	11.05	6.35%		20,906	0.82%		0.61%		1.74%
9/30/15[i]	10.95	(0.03)	(0.29)	(0.32)	(0.24)	(0.24)	10.39	(2.96%	)[b]	20,228	0.81%	[a]	0.61%	[a]	(0.34%	)[a]
12/31/14	10.81	0.19	0.17	0.36	(0.22)	(0.22)	10.95	3.34%		20,689	0.72%		0.63%		1.70%
12/31/13	10.38	0.15	0.52	0.67	(0.24)	(0.24)	10.81	6.52%		20,693	0.67%		0.67%	[k]	1.44%
12/31/12	9.76	0.17	0.71	0.88	(0.26)	(0.26)	10.38	9.13%		24,982	0.58%		0.58%	[k]	1.65%
12/31/11	9.79	0.17	0.05	0.22	(0.25)	(0.25)	9.76	2.27%		28,693	0.55%		N/A		1.68%
Class R4
3/31/17[r]	$10.98	$0.18	$0.01	$0.19	$(0.23)	$(0.23)	$10.94	1.80%	[b]	$5,871	0.71%	[a]	0.52%	[a]	3.28%	[a]
9/30/16	10.31	0.20	0.47	0.67	-	-	10.98	6.50%		6,233	0.72%		0.51%		1.91%
9/30/15[i]	10.90	(0.02)	(0.29)	(0.31)	(0.28)	(0.28)	10.31	(2.88%	)[b]	4,325	0.71%	[a]	0.51%	[a]	(0.19%	)[a]
12/31/14[h]	10.96	0.30	(0.08)	0.22	(0.28)	(0.28)	10.90	2.01%	[b]	1,753	0.64%	[a]	0.51%	[a]	3.61%	[a]
Class R3
3/31/17[r]	$10.90	$0.15	$0.02	$0.17	$(0.21)	$(0.21)	$10.86	1.62%	[b]	$14,614	0.96%	[a]	0.77%	[a]	2.89%	[a]
9/30/16	10.26	0.16	0.48	0.64	-	-	10.90	6.24%		13,673	0.97%		0.76%		1.50%
9/30/15[i]	10.86	(0.04)	(0.29)	(0.33)	(0.27)	(0.27)	10.26	(3.07%	)[b]	8,315	0.96%	[a]	0.76%	[a]	(0.47%	)[a]
12/31/14	10.79	0.50	(0.15)	0.35	(0.28)	(0.28)	10.86	3.21%		5,099	0.89%		0.76%		4.60%
12/31/13	10.37	0.12	0.51	0.63	(0.21)	(0.21)	10.79	6.13%		111	0.97%		0.97%	[k]	1.10%
12/31/12	9.76	0.15	0.71	0.86	(0.25)	(0.25)	10.37	8.89%		124	0.88%		0.88%	[k]	1.45%
12/31/11	9.80	0.17	0.02	0.19	(0.23)	(0.23)	9.76	1.95%		112	0.85%		N/A		1.68%

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	27%	75%	37%	44%	41%	40%	111%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

51

MassMutual RetireSMART 2010 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$11.76	$0.19	$0.11	$0.30	$(0.36)	$(0.36)	$11.70	2.70%	[b]	$814	0.31%	[a]	0.05%	[a]	3.32%	[a]
9/30/16	10.94	0.25	0.57	0.82	-	-	11.76	7.50%		564	0.28%		0.04%		2.24%
9/30/15[i]	11.74	0.01	(0.36)	(0.35)	(0.45)	(0.45)	10.94	(3.03%	)[b]	607	0.23%	[a]	0.04%	[a]	0.07%	[a]
12/31/14[h]	11.80	0.53	(0.23)	0.30	(0.36)	(0.36)	11.74	2.49%	[b]	11,342	0.16%	[a]	0.04%	[a]	5.96%	[a]
Class R5
3/31/17[r]	$11.84	$0.17	$0.13	$0.30	$(0.35)	$(0.35)	$11.79	2.64%	[b]	$2,346	0.41%	[a]	0.15%	[a]	3.00%	[a]
9/30/16	11.02	0.21	0.61	0.82	-	-	11.84	7.44%		1,844	0.38%		0.14%		1.86%
9/30/15[i]	11.73	0.02	(0.38)	(0.36)	(0.35)	(0.35)	11.02	(3.15%	)[b]	1,836	0.33%	[a]	0.14%	[a]	0.20%	[a]
12/31/14[h]	11.80	1.82	(1.53)	0.29	(0.36)	(0.36)	11.73	2.40%	[b]	1,553	0.26%	[a]	0.14%	[a]	20.54%	[a]
Service Class
3/31/17[r]	$11.86	$0.20	$0.10	$0.30	$(0.34)	$(0.34)	$11.82	2.61%	[b]	$19,398	0.51%	[a]	0.25%	[a]	3.37%	[a]
9/30/16	11.06	0.27	0.53	0.80	-	-	11.86	7.23%		24,677	0.48%		0.24%		2.35%
9/30/15[i]	11.75	0.01	(0.37)	(0.36)	(0.33)	(0.33)	11.06	(3.13%	)[b]	28,488	0.43%	[a]	0.24%	[a]	0.06%	[a]
12/31/14	11.63	0.15	0.30	0.45	(0.33)	(0.33)	11.75	3.84%		31,431	0.33%		0.24%		1.28%
12/31/13	10.80	0.22	0.89	1.11	(0.28)	(0.28)	11.63	10.46%		62,732	0.26%		0.25%		1.91%
12/31/12	9.96	0.27	0.84	1.11	(0.27)	(0.27)	10.80	11.19%		57,999	0.16%		0.16%	[k]	2.54%
12/31/11	10.11	0.21	(0.12)	0.09	(0.24)	(0.24)	9.96	0.98%		34,639	0.14%		N/A		2.08%
Administrative Class
3/31/17[r]	$11.82	$0.19	$0.10	$0.29	$(0.33)	$(0.33)	$11.78	2.54%	[b]	$15,308	0.61%	[a]	0.35%	[a]	3.28%	[a]
9/30/16	11.03	0.26	0.53	0.79	-	-	11.82	7.16%		13,491	0.58%		0.34%		2.28%
9/30/15[i]	11.73	(0.00)[d]	(0.38)	(0.38)	(0.32)	(0.32)	11.03	(3.25%	)[b]	18,408	0.53%	[a]	0.34%	[a]	(0.05%	)[a]
12/31/14	11.64	0.28	0.16	0.44	(0.35)	(0.35)	11.73	3.71%		23,920	0.44%		0.34%		2.37%
12/31/13	10.80	0.22	0.88	1.10	(0.26)	(0.26)	11.64	10.36%		10,809	0.35%		0.34%		1.92%
12/31/12	9.94	0.10	1.00	1.10	(0.24)	(0.24)	10.80	11.10%		8,852	0.24%		0.24%	[k]	0.92%
12/31/11	10.10	0.21	(0.13)	0.08	(0.24)	(0.24)	9.94	0.84%		26,949	0.22%		N/A		2.09%
Class A
3/31/17[r]	$11.72	$0.17	$0.10	$0.27	$(0.29)	$(0.29)	$11.70	2.43%	[b]	$18,004	0.86%	[a]	0.60%	[a]	2.97%	[a]
9/30/16	10.97	0.21	0.54	0.75	-	-	11.72	6.84%		21,177	0.83%		0.59%		1.85%
9/30/15[i]	11.66	(0.03)	(0.36)	(0.39)	(0.30)	(0.30)	10.97	(3.42%	)[b]	24,300	0.78%	[a]	0.59%	[a]	(0.28%	)[a]
12/31/14	11.55	0.18	0.22	0.40	(0.29)	(0.29)	11.66	3.43%		21,871	0.71%		0.62%		1.54%
12/31/13	10.72	0.15	0.91	1.06	(0.23)	(0.23)	11.55	9.99%		22,595	0.70%		0.69%		1.31%
12/31/12	9.88	0.16	0.89	1.05	(0.21)	(0.21)	10.72	10.74%		25,903	0.60%		0.60%	[k]	1.53%
12/31/11	10.02	0.16	(0.10)	0.06	(0.20)	(0.20)	9.88	0.61%		26,892	0.57%		N/A		1.55%
Class R4
3/31/17[r]	$11.65	$0.17	$0.10	$0.27	$(0.31)	$(0.31)	$11.61	2.42%	[b]	$7,069	0.76%	[a]	0.50%	[a]	2.93%	[a]
9/30/16	10.89	0.24	0.52	0.76	-	-	11.65	6.98%		5,423	0.73%		0.49%		2.13%
9/30/15[i]	11.60	(0.01)	(0.37)	(0.38)	(0.33)	(0.33)	10.89	(3.34%	)[b]	2,708	0.68%	[a]	0.49%	[a]	(0.15%	)[a]
12/31/14[h]	11.70	0.30	(0.04)	0.26	(0.36)	(0.36)	11.60	2.17%	[b]	1,925	0.61%	[a]	0.49%	[a]	3.38%	[a]
Class R3
3/31/17[r]	$11.52	$0.15	$0.10	$0.25	$(0.28)	$(0.28)	$11.49	2.29%	[b]	$10,215	1.01%	[a]	0.75%	[a]	2.73%	[a]
9/30/16	10.79	0.18	0.55	0.73	-	-	11.52	6.77%		10,105	0.98%		0.74%		1.66%
9/30/15[i]	11.50	(0.04)	(0.36)	(0.40)	(0.31)	(0.31)	10.79	(3.50%	)[b]	8,999	0.93%	[a]	0.74%	[a]	(0.42%	)[a]
12/31/14	11.47	0.33	0.04	0.37	(0.34)	(0.34)	11.50	3.20%		8,023	0.87%		0.75%		2.83%
12/31/13	10.63	0.11	0.90	1.01	(0.17)	(0.17)	11.47	9.65%		1,045	1.00%		0.99%		1.00%
12/31/12	9.82	0.13	0.89	1.02	(0.21)	(0.21)	10.63	10.47%		1,275	0.90%		0.90%	[k]	1.23%
12/31/11	10.02	0.21	(0.19)	0.02	(0.22)	(0.22)	9.82	0.25%		1,212	0.87%		N/A		2.07%

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	28%	74%	39%	53%	47%	49%	108%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

52

MassMutual RetireSMART 2015 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$11.47	$0.18	$0.17	$0.35	$(0.25)	$-	$(0.25)	$11.57	3.16%	[b]	$4,637	0.23%	[a]	0.07%	[a]	3.16%	[a]
9/30/16	10.94	0.23	0.61	0.84	(0.26)	(0.05)	(0.31)	11.47	7.83%		5,763	0.23%		0.06%		2.05%
9/30/15[i]	11.50	0.01	(0.39)	(0.38)	-	(0.18)	(0.18)	10.94	(3.31%	)[b]	3,874	0.29%	[a]	0.06%	[a]	0.16%	[a]
12/31/14[h]	11.81	0.54	(0.24)	0.30	(0.32)	(0.29)	(0.61)	11.50	2.48%	[b]	6,116	0.32%	[a]	0.06%	[a]	6.05%	[a]
Class R5
3/31/17[r]	$11.46	$0.18	$0.17	$0.35	$(0.24)	$-	$(0.24)	$11.57	3.11%	[b]	$709	0.33%	[a]	0.17%	[a]	3.15%	[a]
9/30/16	10.93	0.31	0.52	0.83	(0.25)	(0.05)	(0.30)	11.46	7.72%		660	0.33%		0.16%		2.84%
9/30/15[i]	11.50	0.01	(0.40)	(0.39)	-	(0.18)	(0.18)	10.93	(3.39%	)[b]	1,583	0.39%	[a]	0.16%	[a]	0.17%	[a]
12/31/14[h]	11.81	1.24	(0.94)	0.30	(0.32)	(0.29)	(0.61)	11.50	2.48%	[b]	1,179	0.42%	[a]	0.16%	[a]	13.89%	[a]
Service Class
3/31/17[r]	$11.46	$0.19	$0.15	$0.34	$(0.22)	$-	$(0.22)	$11.58	3.08%	[b]	$6,596	0.43%	[a]	0.27%	[a]	3.27%	[a]
9/30/16	10.93	0.25	0.57	0.82	(0.24)	(0.05)	(0.29)	11.46	7.64%		11,145	0.43%		0.26%		2.24%
9/30/15[i]	11.52	0.01	(0.42)	(0.41)	-	(0.18)	(0.18)	10.93	(3.56%	)[b]	9,799	0.49%	[a]	0.26%	[a]	0.07%	[a]
12/31/14	11.64	0.18	0.28	0.46	(0.29)	(0.29)	(0.58)	11.52	3.92%		8,470	0.52%		0.25%		1.52%
12/31/13	11.02	0.25	1.27	1.52	(0.34)	(0.56)	(0.90)	11.64	13.87%		10,699	0.70%		0.18%		2.08%
12/31/12	10.25	0.37	0.95	1.32	(0.24)	(0.31)	(0.55)	11.02	12.94%		5,926	1.70%		0.10%		3.36%
12/31/11	10.73	0.24	(0.27)	(0.03)	(0.17)	(0.28)	(0.45)	10.25	(0.31%	)	2,255	3.80%		0.10%		2.24%
Administrative Class
3/31/17[r]	$11.42	$0.17	$0.17	$0.34	$(0.22)	$-	$(0.22)	$11.54	3.05%	[b]	$14,175	0.53%	[a]	0.37%	[a]	2.94%	[a]
9/30/16	10.90	0.22	0.58	0.80	(0.23)	(0.05)	(0.28)	11.42	7.51%		14,837	0.53%		0.36%		1.96%
9/30/15[i]	11.49	(0.01)	(0.40)	(0.41)	-	(0.18)	(0.18)	10.90	(3.57%	)[b]	10,451	0.59%	[a]	0.36%	[a]	(0.06%	)[a]
12/31/14	11.64	0.43	0.01	0.44	(0.30)	(0.29)	(0.59)	11.49	3.73%		11,084	0.62%		0.36%		3.56%
12/31/13	11.02	0.29	1.22	1.51	(0.33)	(0.56)	(0.89)	11.64	13.84%		261	0.79%		0.24%		2.48%
12/31/12	10.25	0.17	1.15	1.32	(0.24)	(0.31)	(0.55)	11.02	12.86%		123	1.77%		0.15%		1.52%
12/31/11	10.73	0.27	(0.31)	(0.04)	(0.16)	(0.28)	(0.44)	10.25	(0.35%	)	323	3.87%		0.15%		2.50%
Class A
3/31/17[r]	$11.33	$0.17	$0.15	$0.32	$(0.19)	$-	$(0.19)	$11.46	2.93%	[b]	$13,894	0.78%	[a]	0.62%	[a]	3.03%	[a]
9/30/16	10.80	0.20	0.57	0.77	(0.19)	(0.05)	(0.24)	11.33	7.22%		17,424	0.78%		0.61%		1.86%
9/30/15[i]	11.41	(0.02)	(0.41)	(0.43)	-	(0.18)	(0.18)	10.80	(3.77%	)[b]	18,792	0.84%	[a]	0.61%	[a]	(0.28%	)[a]
12/31/14	11.56	0.21	0.20	0.41	(0.27)	(0.29)	(0.56)	11.41	3.45%		10,113	0.89%		0.61%		1.82%
12/31/13	10.97	0.37	1.10	1.47	(0.32)	(0.56)	(0.88)	11.56	13.48%		5,884	1.14%		0.59%		3.17%
12/31/12	10.22	0.25	1.02	1.27	(0.21)	(0.31)	(0.52)	10.97	12.46%		1,066	2.14%		0.50%		2.24%
12/31/11	10.71	0.31	(0.38)	(0.07)	(0.14)	(0.28)	(0.42)	10.22	(0.67%	)	568	4.23%		0.50%		2.88%
Class R4
3/31/17[r]	$11.29	$0.15	$0.17	$0.32	$(0.20)	$-	$(0.20)	$11.41	2.91%	[b]	$23,335	0.68%	[a]	0.52%	[a]	2.71%	[a]
9/30/16	10.79	0.21	0.57	0.78	(0.23)	(0.05)	(0.28)	11.29	7.34%		23,450	0.68%		0.51%		1.94%
9/30/15[i]	11.39	(0.01)	(0.41)	(0.42)	-	(0.18)	(0.18)	10.79	(3.69%	)[b]	14,210	0.74%	[a]	0.51%	[a]	(0.17%	)[a]
12/31/14[h]	11.71	0.30	(0.04)	0.26	(0.29)	(0.29)	(0.58)	11.39	2.17%	[b]	11,207	0.77%	[a]	0.51%	[a]	3.41%	[a]
Class R3
3/31/17[r]	$11.26	$0.14	$0.17	$0.31	$(0.17)	$-	$(0.17)	$11.40	2.81%	[b]	$29,866	0.93%	[a]	0.77%	[a]	2.60%	[a]
9/30/16	10.77	0.15	0.60	0.75	(0.21)	(0.05)	(0.26)	11.26	7.07%		33,196	0.93%		0.76%		1.42%
9/30/15[i]	11.39	(0.03)	(0.41)	(0.44)	-	(0.18)	(0.18)	10.77	(3.87%	)[b]	21,211	0.99%	[a]	0.76%	[a]	(0.37%	)[a]
12/31/14[h]	11.71	0.28	(0.04)	0.24	(0.27)	(0.29)	(0.56)	11.39	2.03%	[b]	11,676	1.02%	[a]	0.76%	[a]	3.15%	[a]

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	20%	76%	44%	41%	67%	82%	82%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

53

MassMutual RetireSMART 2020 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$12.01	$0.18	$0.34	$0.52	$(0.27)	$-	$(0.27)	$12.26	4.46%	[b]	$20,900	0.05%	[a]	0.05%	[a]	3.02%	[a]
9/30/16	11.48	0.23	0.73	0.96	(0.26)	(0.17)	(0.43)	12.01	8.58%		11,261	0.05%		0.04%		2.02%
9/30/15[i]	12.34	0.01	(0.54)	(0.53)	(0.33)	-	(0.33)	11.48	(4.32%	)[b]	8,593	0.05%	[a]	0.04%	[a]	0.09%	[a]
12/31/14[h]	12.33	0.53	(0.21)	0.32	(0.31)	-	(0.31)	12.34	2.58%	[b]	46,447	0.05%	[a]	0.04%	[a]	5.68%	[a]
Class R5
3/31/17[r]	$12.00	$0.16	$0.35	$0.51	$(0.26)	$-	$(0.26)	$12.25	4.36%	[b]	$23,670	0.15%	[a]	0.15%	[a]	2.75%	[a]
9/30/16	11.47	0.13	0.82	0.95	(0.25)	(0.17)	(0.42)	12.00	8.49%		18,944	0.15%		0.14%		1.15%
9/30/15[i]	12.33	0.03	(0.56)	(0.53)	(0.33)	-	(0.33)	11.47	(4.35%	)[b]	7,984	0.15%	[a]	0.14%	[a]	0.32%	[a]
12/31/14[h]	12.33	0.97	(0.66)	0.31	(0.31)	-	(0.31)	12.33	2.49%	[b]	4,649	0.15%	[a]	0.14%	[a]	10.47%	[a]
Service Class
3/31/17[r]	$12.02	$0.17	$0.35	$0.52	$(0.25)	$-	$(0.25)	$12.29	4.38%	[b]	$127,462	0.25%	[a]	0.24%	[a]	2.84%	[a]
9/30/16	11.49	0.25	0.68	0.93	(0.23)	(0.17)	(0.40)	12.02	8.33%		156,529	0.25%		0.24%		2.19%
9/30/15[i]	12.34	0.01	(0.56)	(0.55)	(0.30)	-	(0.30)	11.49	(4.48%	)[b]	168,632	0.25%	[a]	0.24%	[a]	0.12%	[a]
12/31/14	12.16	0.20	0.27	0.47	(0.29)	-	(0.29)	12.34	3.84%		189,123	0.24%		0.24%	[k]	1.61%
12/31/13	10.55	0.21	1.62	1.83	(0.22)	-	(0.22)	12.16	17.50%		231,681	0.23%		0.23%	[k]	1.80%
12/31/12	9.43	0.23	1.10	1.33	(0.21)	-	(0.21)	10.55	14.14%		178,323	0.13%		0.12%		2.23%
12/31/11	9.79	0.19	(0.37)	(0.18)	(0.18)	-	(0.18)	9.43	(1.78%	)	114,389	0.11%		N/A		1.96%
Administrative Class
3/31/17[r]	$11.99	$0.17	$0.33	$0.50	$(0.23)	$-	$(0.23)	$12.26	4.29%	[b]	$112,820	0.35%	[a]	0.34%	[a]	2.78%	[a]
9/30/16	11.47	0.22	0.69	0.91	(0.22)	(0.17)	(0.39)	11.99	8.15%		122,809	0.35%		0.34%		1.95%
9/30/15[i]	12.32	0.00 [d]	(0.55)	(0.55)	(0.30)	-	(0.30)	11.47	(4.51%	)[b]	131,451	0.35%	[a]	0.34%	[a]	0.03%	[a]
12/31/14	12.17	0.27	0.18	0.45	(0.30)	-	(0.30)	12.32	3.69%		142,437	0.34%		0.34%	[k]	2.19%
12/31/13	10.55	0.22	1.60	1.82	(0.20)	-	(0.20)	12.17	17.47%		42,621	0.32%		0.32%	[k]	1.89%
12/31/12	9.41	0.11	1.21	1.32	(0.18)	-	(0.18)	10.55	14.09%		27,380	0.21%		0.20%		1.05%
12/31/11	9.77	0.17	(0.35)	(0.18)	(0.18)	-	(0.18)	9.41	(1.83%	)	60,388	0.18%		N/A		1.76%
Class A
3/31/17[r]	$11.91	$0.16	$0.33	$0.49	$(0.20)	$-	$(0.20)	$12.20	4.20%	[b]	$71,140	0.60%	[a]	0.59%	[a]	2.63%	[a]
9/30/16	11.39	0.20	0.68	0.88	(0.19)	(0.17)	(0.36)	11.91	7.90%		88,095	0.60%		0.59%		1.72%
9/30/15[i]	12.22	(0.02)	(0.54)	(0.56)	(0.27)	-	(0.27)	11.39	(4.64%	)[b]	95,333	0.60%	[a]	0.59%	[a]	(0.23%	)[a]
12/31/14	12.05	0.17	0.24	0.41	(0.24)	-	(0.24)	12.22	3.41%		87,478	0.61%		0.61%	[k]	1.37%
12/31/13	10.45	0.13	1.64	1.77	(0.17)	-	(0.17)	12.05	17.08%		92,034	0.67%		0.67%	[k]	1.17%
12/31/12	9.34	0.14	1.13	1.27	(0.16)	-	(0.16)	10.45	13.66%		89,321	0.56%		0.56%	[k]	1.42%
12/31/11	9.70	0.14	(0.36)	(0.22)	(0.14)	-	(0.14)	9.34	(2.22%	)	86,264	0.53%		N/A		1.43%
Class R4
3/31/17[r]	$11.78	$0.15	$0.34	$0.49	$(0.22)	$-	$(0.22)	$12.05	4.27%	[b]	$58,461	0.50%	[a]	0.49%	[a]	2.58%	[a]
9/30/16	11.30	0.19	0.68	0.87	(0.22)	(0.17)	(0.39)	11.78	7.96%		58,346	0.50%		0.49%		1.65%
9/30/15[i]	12.16	(0.01)	(0.53)	(0.54)	(0.32)	-	(0.32)	11.30	(4.53%	)[b]	28,251	0.50%	[a]	0.49%	[a]	(0.07%	)[a]
12/31/14[h]	12.20	0.33	(0.06)	0.27	(0.31)	-	(0.31)	12.16	2.19%	[b]	17,613	0.50%	[a]	0.49%	[a]	3.51%	[a]
Class R3
3/31/17[r]	$11.61	$0.13	$0.33	$0.46	$(0.19)	$-	$(0.19)	$11.88	4.05%	[b]	$84,765	0.75%	[a]	0.74%	[a]	2.31%	[a]
9/30/16	11.12	0.15	0.70	0.85	(0.19)	(0.17)	(0.36)	11.61	7.87%		88,411	0.75%		0.74%		1.33%
9/30/15[i]	11.99	(0.03)	(0.54)	(0.57)	(0.30)	-	(0.30)	11.12	(4.75%	)[b]	61,026	0.75%	[a]	0.74%	[a]	(0.34%	)[a]
12/31/14	11.90	0.37	0.02	0.39	(0.30)	-	(0.30)	11.99	3.27%		49,284	0.75%		0.75%	[k]	3.07%
12/31/13	10.32	0.09	1.62	1.71	(0.13)	-	(0.13)	11.90	16.66%		2,938	0.97%		0.97%	[k]	0.83%
12/31/12	9.26	0.13	1.10	1.23	(0.17)	-	(0.17)	10.32	13.31%		3,188	0.86%		0.86%	[k]	1.29%
12/31/11	9.67	0.26	(0.50)	(0.24)	(0.17)	-	(0.17)	9.26	(2.45%	)	2,584	0.84%		N/A		2.76%

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	17%	69%	31%	33%	45%	54%	80%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

54

MassMutual RetireSMART 2025 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$12.07	$0.17	$0.50	$0.67	$(0.26)	$(0.06)	$(0.32)	$12.42	5.63%	[b]	$20,864	0.10%	[a]	0.03%	[a]	2.75%	[a]
9/30/16	11.37	0.22	0.80	1.02	(0.24)	(0.08)	(0.32)	12.07	9.13%		14,968	0.12%		0.01%		1.88%
9/30/15[i]	12.18	0.02	(0.61)	(0.59)	-	(0.22)	(0.22)	11.37	(4.86%	)[b]	7,212	0.16%	[a]	0.01%	[a]	0.22%	[a]
12/31/14[h]	12.52	0.53	(0.21)	0.32	(0.34)	(0.32)	(0.66)	12.18	2.46%	[b]	14,248	0.21%	[a]	0.01%	[a]	5.58%	[a]
Class R5
3/31/17[r]	$12.05	$0.17	$0.49	$0.66	$(0.23)	$(0.06)	$(0.29)	$12.42	5.57%	[b]	$716	0.20%	[a]	0.13%	[a]	2.83%	[a]
9/30/16	11.35	0.38	0.63	1.01	(0.23)	(0.08)	(0.31)	12.05	9.03%		638	0.22%		0.11%		3.36%
9/30/15[i]	12.17	0.03	(0.63)	(0.60)	-	(0.22)	(0.22)	11.35	(4.95%	)[b]	4,161	0.26%	[a]	0.11%	[a]	0.34%	[a]
12/31/14[h]	12.52	1.68	(1.37)	0.31	(0.34)	(0.32)	(0.66)	12.17	2.38%	[b]	4,359	0.31%	[a]	0.11%	[a]	17.75%	[a]
Service Class
3/31/17[r]	$12.06	$0.16	$0.49	$0.65	$(0.23)	$(0.06)	$(0.29)	$12.42	5.47%	[b]	$21,763	0.30%	[a]	0.22%	[a]	2.62%	[a]
9/30/16	11.36	0.22	0.78	1.00	(0.22)	(0.08)	(0.30)	12.06	8.94%		28,337	0.32%		0.21%		1.91%
9/30/15[i]	12.19	0.03	(0.64)	(0.61)	-	(0.22)	(0.22)	11.36	(5.03%	)[b]	20,250	0.36%	[a]	0.21%	[a]	0.29%	[a]
12/31/14	12.36	0.18	0.28	0.46	(0.31)	(0.32)	(0.63)	12.19	3.64%		10,205	0.41%		0.21%		1.44%
12/31/13	10.96	0.32	1.90	2.22	(0.36)	(0.46)	(0.82)	12.36	20.38%		11,732	0.68%		0.20%		2.60%
12/31/12	9.97	0.27	1.22	1.49	(0.21)	(0.29)	(0.50)	10.96	15.02%		2,165	2.05%		0.10%		2.47%
12/31/11	10.85	0.22	(0.53)	(0.31)	(0.21)	(0.36)	(0.57)	9.97	(2.79%	)	885	4.29%		0.10%		2.02%
Administrative Class
3/31/17[r]	$12.03	$0.16	$0.48	$0.64	$(0.22)	$(0.06)	$(0.28)	$12.39	5.46%	[b]	$43,789	0.40%	[a]	0.32%	[a]	2.68%	[a]
9/30/16	11.33	0.21	0.78	0.99	(0.21)	(0.08)	(0.29)	12.03	8.85%		41,735	0.42%		0.31%		1.85%
9/30/15[i]	12.17	0.01	(0.63)	(0.62)	-	(0.22)	(0.22)	11.33	(5.12%	)[b]	29,905	0.46%	[a]	0.31%	[a]	0.13%	[a]
12/31/14	12.36	0.38	0.06	0.44	(0.31)	(0.32)	(0.63)	12.17	3.52%		26,413	0.51%		0.31%		2.98%
12/31/13	10.96	0.31	1.90	2.21	(0.35)	(0.46)	(0.81)	12.36	20.33%		778	0.77%		0.25%		2.50%
12/31/12	9.97	0.23	1.26	1.49	(0.21)	(0.29)	(0.50)	10.96	14.97%		198	2.13%		0.15%		2.08%
12/31/11	10.85	0.20	(0.51)	(0.31)	(0.21)	(0.36)	(0.57)	9.97	(2.84%	)	125	4.36%		0.15%		1.86%
Class A
3/31/17[r]	$11.92	$0.16	$0.46	$0.62	$(0.19)	$(0.06)	$(0.25)	$12.29	5.33%	[b]	$32,207	0.65%	[a]	0.57%	[a]	2.62%	[a]
9/30/16	11.23	0.18	0.76	0.94	(0.17)	(0.08)	(0.25)	11.92	8.50%		37,413	0.67%		0.56%		1.59%
9/30/15[i]	12.08	(0.01)	(0.62)	(0.63)	-	(0.22)	(0.22)	11.23	(5.24%	)[b]	33,389	0.71%	[a]	0.56%	[a]	(0.11%	)[a]
12/31/14	12.28	0.25	0.16	0.41	(0.29)	(0.32)	(0.61)	12.08	3.24%		16,826	0.78%		0.57%		2.00%
12/31/13	10.92	0.34	1.81	2.15	(0.33)	(0.46)	(0.79)	12.28	19.87%		6,827	1.12%		0.59%		2.81%
12/31/12	9.95	0.22	1.22	1.44	(0.18)	(0.29)	(0.47)	10.92	14.53%		1,604	2.49%		0.50%		2.04%
12/31/11	10.84	0.24	(0.59)	(0.35)	(0.18)	(0.36)	(0.54)	9.95	(3.16%	)	701	4.71%		0.50%		2.19%
Class R4
3/31/17[r]	$11.89	$0.15	$0.49	$0.64	$(0.21)	$(0.06)	$(0.27)	$12.26	5.45%	[b]	$56,514	0.55%	[a]	0.48%	[a]	2.49%	[a]
9/30/16	11.22	0.20	0.76	0.96	(0.21)	(0.08)	(0.29)	11.89	8.69%		49,731	0.57%		0.46%		1.76%
9/30/15[i]	12.07	(0.00)[d]	(0.63)	(0.63)	-	(0.22)	(0.22)	11.22	(5.24%	)[b]	21,377	0.61%	[a]	0.46%	[a]	(0.01%	)[a]
12/31/14[h]	12.43	0.35	(0.08)	0.27	(0.31)	(0.32)	(0.63)	12.07	2.10%	[b]	16,483	0.66%	[a]	0.46%	[a]	3.67%	[a]
Class R3
3/31/17[r]	$11.85	$0.13	$0.49	$0.62	$(0.18)	$(0.06)	$(0.24)	$12.23	5.34%	[b]	$84,510	0.80%	[a]	0.73%	[a]	2.25%	[a]
9/30/16	11.20	0.14	0.78	0.92	(0.19)	(0.08)	(0.27)	11.85	8.30%		75,449	0.82%		0.71%		1.25%
9/30/15[i]	12.06	(0.01)	(0.63)	(0.64)	-	(0.22)	(0.22)	11.20	(5.33%	)[b]	41,950	0.86%	[a]	0.71%	[a]	(0.14%	)[a]
12/31/14[h]	12.43	0.33	(0.09)	0.24	(0.29)	(0.32)	(0.61)	12.06	1.90%	[b]	19,049	0.91%	[a]	0.71%	[a]	3.51%	[a]

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	22%	69%	34%	35%	55%	55%	66%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

55

MassMutual RetireSMART 2030 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$11.93	$0.17	$0.58	$0.75	$(0.26)	$-	$(0.26)	$12.42	6.38%	[b]	$15,900	0.05%	[a]	0.04%	[a]	2.84%	[a]
9/30/16	11.44	0.22	0.81	1.03	(0.24)	(0.30)	(0.54)	11.93	9.37%		9,404	0.05%		0.04%		1.93%
9/30/15[i]	12.51	0.01	(0.66)	(0.65)	-	(0.42)	(0.42)	11.44	(5.28%	)[b]	6,087	0.05%	[a]	0.04%	[a]	0.10%	[a]
12/31/14[h]	12.80	0.53	(0.22)	0.31	(0.57)	(0.03)	(0.60)	12.51	2.35%	[b]	53,370	0.05%	[a]	0.04%	[a]	5.46%	[a]
Class R5
3/31/17[r]	$11.91	$0.15	$0.59	$0.74	$(0.25)	$-	$(0.25)	$12.40	6.30%	[b]	$31,953	0.15%	[a]	0.14%	[a]	2.57%	[a]
9/30/16	11.42	0.10	0.92	1.02	(0.23)	(0.30)	(0.53)	11.91	9.29%		23,121	0.15%		0.14%		0.93%
9/30/15[i]	12.50	0.04	(0.70)	(0.66)	-	(0.42)	(0.42)	11.42	(5.36%	)[b]	7,510	0.15%	[a]	0.14%	[a]	0.46%	[a]
12/31/14[h]	12.80	1.10	(0.81)	0.29	(0.56)	(0.03)	(0.59)	12.50	2.26%	[b]	4,324	0.15%	[a]	0.14%	[a]	11.40%	[a]
Service Class
3/31/17[r]	$11.92	$0.16	$0.57	$0.73	$(0.23)	$-	$(0.23)	$12.42	6.23%	[b]	$142,114	0.25%	[a]	0.24%	[a]	2.66%	[a]
9/30/16	11.43	0.25	0.76	1.01	(0.22)	(0.30)	(0.52)	11.92	9.14%		159,589	0.25%		0.24%		2.18%
9/30/15[i]	12.52	0.02	(0.69)	(0.67)	-	(0.42)	(0.42)	11.43	(5.44%	)[b]	173,384	0.25%	[a]	0.24%	[a]	0.23%	[a]
12/31/14	12.64	0.20	0.25	0.45	(0.54)	(0.03)	(0.57)	12.52	3.51%		187,396	0.24%		0.24%	[k]	1.59%
12/31/13	10.61	0.19	2.11	2.30	(0.27)	-	(0.27)	12.64	21.84%		209,824	0.23%		0.23%	[k]	1.61%
12/31/12	9.34	0.21	1.23	1.44	(0.17)	-	(0.17)	10.61	15.55%		155,213	0.13%		0.12%		2.05%
12/31/11	9.81	0.17	(0.50)	(0.33)	(0.14)	-	(0.14)	9.34	(3.32%	)	96,501	0.11%		N/A		1.75%
Administrative Class
3/31/17[r]	$11.91	$0.15	$0.57	$0.72	$(0.22)	$-	$(0.22)	$12.41	6.14%	[b]	$112,765	0.35%	[a]	0.34%	[a]	2.57%	[a]
9/30/16	11.41	0.22	0.79	1.01	(0.21)	(0.30)	(0.51)	11.91	9.13%		120,154	0.35%		0.34%		1.90%
9/30/15[i]	12.51	0.01	(0.69)	(0.68)	-	(0.42)	(0.42)	11.41	(5.52%	)[b]	126,584	0.35%	[a]	0.34%	[a]	0.13%	[a]
12/31/14	12.64	0.28	0.15	0.43	(0.53)	(0.03)	(0.56)	12.51	3.40%		133,982	0.34%		0.34%	[k]	2.14%
12/31/13	10.60	0.20	2.09	2.29	(0.25)	-	(0.25)	12.64	21.77%		46,490	0.32%		0.32%	[k]	1.70%
12/31/12	9.32	0.11	1.32	1.43	(0.15)	-	(0.15)	10.60	15.44%		29,056	0.21%		0.21%	[k]	1.10%
12/31/11	9.80	0.15	(0.49)	(0.34)	(0.14)	-	(0.14)	9.32	(3.47%	)	52,742	0.18%		N/A		1.54%
Class A
3/31/17[r]	$11.82	$0.14	$0.57	$0.71	$(0.19)	$-	$(0.19)	$12.34	6.10%	[b]	$72,371	0.60%	[a]	0.59%	[a]	2.37%	[a]
9/30/16	11.33	0.18	0.79	0.97	(0.18)	(0.30)	(0.48)	11.82	8.80%		82,599	0.60%		0.59%		1.60%
9/30/15[i]	12.45	(0.01)	(0.69)	(0.70)	-	(0.42)	(0.42)	11.33	(5.71%	)[b]	83,067	0.60%	[a]	0.59%	[a]	(0.11%	)[a]
12/31/14	12.57	0.16	0.24	0.40	(0.49)	(0.03)	(0.52)	12.45	3.12%		72,857	0.62%		0.61%		1.29%
12/31/13	10.51	0.12	2.10	2.22	(0.16)	-	(0.16)	12.57	21.31%		77,892	0.67%		0.67%	[k]	1.06%
12/31/12	9.26	0.13	1.25	1.38	(0.13)	-	(0.13)	10.51	14.96%		71,053	0.56%		0.56%	[k]	1.25%
12/31/11	9.72	0.12	(0.48)	(0.36)	(0.10)	-	(0.10)	9.26	(3.67%	)	65,876	0.53%		N/A		1.19%
Class R4
3/31/17[r]	$11.76	$0.14	$0.57	$0.71	$(0.21)	$-	$(0.21)	$12.26	6.12%	[b]	$60,474	0.50%	[a]	0.49%	[a]	2.42%	[a]
9/30/16	11.30	0.17	0.80	0.97	(0.21)	(0.30)	(0.51)	11.76	8.90%		54,855	0.50%		0.49%		1.55%
9/30/15[i]	12.41	0.00 [d]	(0.69)	(0.69)	-	(0.42)	(0.42)	11.30	(5.65%	)[b]	22,738	0.50%	[a]	0.49%	[a]	0.03%	[a]
12/31/14[h]	12.72	0.32	(0.07)	0.25	(0.53)	(0.03)	(0.56)	12.41	1.96%	[b]	18,075	0.50%	[a]	0.49%	[a]	3.26%	[a]
Class R3
3/31/17[r]	$11.61	$0.13	$0.55	$0.68	$(0.18)	$-	$(0.18)	$12.11	5.96%	[b]	$107,466	0.75%	[a]	0.74%	[a]	2.15%	[a]
9/30/16	11.16	0.14	0.79	0.93	(0.18)	(0.30)	(0.48)	11.61	8.59%		101,258	0.75%		0.74%		1.29%
9/30/15[i]	12.28	(0.02)	(0.68)	(0.70)	-	(0.42)	(0.42)	11.16	(5.79%	)[b]	68,535	0.75%	[a]	0.74%	[a]	(0.24%	)[a]
12/31/14	12.45	0.36	0.02	0.38	(0.52)	(0.03)	(0.55)	12.28	2.98%		57,469	0.76%		0.75%		2.81%
12/31/13	10.39	0.09	2.08	2.17	(0.11)	-	(0.11)	12.45	20.98%		3,573	0.97%		0.97%	[k]	0.77%
12/31/12	9.19	0.10	1.24	1.34	(0.14)	-	(0.14)	10.39	14.64%		3,101	0.86%		0.86%	[k]	0.98%
12/31/11	9.71	0.25	(0.64)	(0.39)	(0.13)	-	(0.13)	9.19	(3.95%	)	2,793	0.84%		N/A		2.75%

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	20%	69%	34%	31%	43%	55%	74%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

56

MassMutual RetireSMART 2035 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$12.26	$0.17	$0.63	$0.80	$(0.24)	$(0.09)	$(0.33)	$12.73	6.72%	[b]	$14,355	0.13%	[a]	0.07%	[a]	2.71%	[a]
9/30/16	11.49	0.20	0.89	1.09	(0.23)	(0.09)	(0.32)	12.26	9.62%		9,851	0.16%		0.05%		1.68%
9/30/15[i]	12.44	0.01	(0.70)	(0.69)	-	(0.26)	(0.26)	11.49	(5.58%	)[b]	4,474	0.21%	[a]	0.05%	[a]	0.14%	[a]
12/31/14[h]	12.89	0.51	(0.19)	0.32	(0.33)	(0.44)	(0.77)	12.44	2.37%	[b]	11,523	0.28%	[a]	0.05%	[a]	5.19%	[a]
Class R5
3/31/17[r]	$12.24	$0.17	$0.62	$0.79	$(0.22)	$(0.09)	$(0.31)	$12.72	6.67%	[b]	$1,951	0.23%	[a]	0.17%	[a]	2.69%	[a]
9/30/16	11.48	0.30	0.77	1.07	(0.22)	(0.09)	(0.31)	12.24	9.43%		1,928	0.26%		0.15%		2.57%
9/30/15[i]	12.44	0.03	(0.73)	(0.70)	-	(0.26)	(0.26)	11.48	(5.65%	)[b]	3,459	0.31%	[a]	0.15%	[a]	0.35%	[a]
12/31/14[h]	12.89	1.15	(0.83)	0.32	(0.33)	(0.44)	(0.77)	12.44	2.36%	[b]	2,815	0.38%	[a]	0.15%	[a]	11.85%	[a]
Service Class
3/31/17[r]	$12.36	$0.15	$0.65	$0.80	$(0.22)	$(0.09)	$(0.31)	$12.85	6.61%	[b]	$16,866	0.33%	[a]	0.27%	[a]	2.46%	[a]
9/30/16	11.59	0.21	0.86	1.07	(0.21)	(0.09)	(0.30)	12.36	9.35%		18,361	0.36%		0.25%		1.75%
9/30/15[i]	12.56	0.03	(0.74)	(0.71)	-	(0.26)	(0.26)	11.59	(5.68%	)[b]	13,635	0.41%	[a]	0.25%	[a]	0.27%	[a]
12/31/14	12.83	0.14	0.33	0.47	(0.30)	(0.44)	(0.74)	12.56	3.53%		7,127	0.48%		0.24%		1.09%
12/31/13	11.00	0.30	2.20	2.50	(0.34)	(0.33)	(0.67)	12.83	22.88%		9,582	0.79%		0.20%		2.42%
12/31/12	9.96	0.26	1.29	1.55	(0.19)	(0.32)	(0.51)	11.00	15.64%		2,042	2.42%		0.10%		2.41%
12/31/11	10.89	0.20	(0.60)	(0.40)	(0.19)	(0.34)	(0.53)	9.96	(3.60%	)	936	4.17%		0.10%		1.81%
Administrative Class
3/31/17[r]	$12.32	$0.14	$0.65	$0.79	$(0.21)	$(0.09)	$(0.30)	$12.81	6.56%	[b]	$27,759	0.43%	[a]	0.37%	[a]	2.34%	[a]
9/30/16	11.55	0.19	0.86	1.05	(0.19)	(0.09)	(0.28)	12.32	9.25%		27,200	0.46%		0.35%		1.64%
9/30/15[i]	12.53	0.01	(0.73)	(0.72)	-	(0.26)	(0.26)	11.55	(5.78%	)[b]	19,970	0.51%	[a]	0.35%	[a]	0.11%	[a]
12/31/14	12.83	0.39	0.06	0.45	(0.31)	(0.44)	(0.75)	12.53	3.38%		18,330	0.58%		0.35%		2.95%
12/31/13	11.00	0.32	2.18	2.50	(0.34)	(0.33)	(0.67)	12.83	22.85%		1,215	0.88%		0.26%		2.53%
12/31/12	9.96	0.19	1.35	1.54	(0.18)	(0.32)	(0.50)	11.00	15.58%		245	2.51%		0.15%		1.79%
12/31/11	10.89	0.18	(0.58)	(0.40)	(0.19)	(0.34)	(0.53)	9.96	(3.65%	)	155	4.24%		0.15%		1.63%
Class A
3/31/17[r]	$12.21	$0.14	$0.63	$0.77	$(0.18)	$(0.09)	$(0.27)	$12.71	6.44%	[b]	$27,546	0.68%	[a]	0.62%	[a]	2.26%	[a]
9/30/16	11.45	0.16	0.85	1.01	(0.16)	(0.09)	(0.25)	12.21	8.95%		31,291	0.71%		0.60%		1.41%
9/30/15[i]	12.45	(0.01)	(0.73)	(0.74)	-	(0.26)	(0.26)	11.45	(5.97%	)[b]	25,646	0.76%	[a]	0.60%	[a]	(0.11%	)[a]
12/31/14	12.75	0.21	0.20	0.41	(0.27)	(0.44)	(0.71)	12.45	3.13%		11,968	0.85%		0.61%		1.64%
12/31/13	10.96	0.30	2.14	2.44	(0.32)	(0.33)	(0.65)	12.75	22.38%		6,248	1.23%		0.59%		2.44%
12/31/12	9.94	0.21	1.29	1.50	(0.16)	(0.32)	(0.48)	10.96	15.18%		1,335	2.86%		0.50%		1.97%
12/31/11	10.88	0.21	(0.65)	(0.44)	(0.16)	(0.34)	(0.50)	9.94	(3.96%	)	603	4.59%		0.50%		1.93%
Class R4
3/31/17[r]	$12.18	$0.14	$0.63	$0.77	$(0.19)	$(0.09)	$(0.28)	$12.67	6.51%	[b]	$44,815	0.58%	[a]	0.52%	[a]	2.21%	[a]
9/30/16	11.45	0.19	0.83	1.02	(0.20)	(0.09)	(0.29)	12.18	9.04%		37,564	0.61%		0.50%		1.66%
9/30/15[i]	12.44	0.00 [d]	(0.73)	(0.73)	-	(0.26)	(0.26)	11.45	(5.90%	)[b]	14,047	0.66%	[a]	0.50%	[a]	0.03%	[a]
12/31/14[h]	12.89	0.32	(0.03)	0.29	(0.30)	(0.44)	(0.74)	12.44	2.15%	[b]	8,687	0.73%	[a]	0.50%	[a]	3.30%	[a]
Class R3
3/31/17[r]	$12.15	$0.12	$0.63	$0.75	$(0.17)	$(0.09)	$(0.26)	$12.64	6.30%	[b]	$63,148	0.83%	[a]	0.77%	[a]	1.97%	[a]
9/30/16	11.41	0.13	0.87	1.00	(0.17)	(0.09)	(0.26)	12.15	8.85%		57,715	0.86%		0.75%		1.08%
9/30/15[i]	12.42	(0.02)	(0.73)	(0.75)	-	(0.26)	(0.26)	11.41	(6.07%	)[b]	30,900	0.91%	[a]	0.75%	[a]	(0.20%	)[a]
12/31/14[h]	12.89	0.28	(0.03)	0.25	(0.28)	(0.44)	(0.72)	12.42	1.86%	[b]	16,061	0.98%	[a]	0.75%	[a]	2.89%	[a]

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	22%	69%	35%	31%	36%	52%	63%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

57

MassMutual RetireSMART 2040 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$11.65	$0.15		$0.64	$0.79	$(0.23)	$-	$(0.23)	$12.21	6.87%	[b]	$8,009	0.08%	[a]	0.05%	[a]	2.51%	[a]
9/30/16	11.24	0.19		0.84	1.03	(0.23)	(0.39)	(0.62)	11.65	9.52%		4,137	0.08%		0.04%		1.72%
9/30/15[i]	12.41	0.00	[d]	(0.69)	(0.69)	-	(0.48)	(0.48)	11.24	(5.70%	)[b]	2,611	0.08%	[a]	0.04%	[a]	0.05%	[a]
12/31/14[h]	12.96	0.51		(0.18)	0.33	(0.51)	(0.37)	(0.88)	12.41	2.49%	[b]	45,481	0.07%	[a]	0.04%	[a]	5.19%	[a]
Class R5
3/31/17[r]	$11.65	$0.12		$0.66	$0.78	$(0.22)	$-	$(0.22)	$12.21	6.77%	[b]	$18,628	0.18%	[a]	0.16%	[a]	2.10%	[a]
9/30/16	11.23	0.08		0.95	1.03	(0.22)	(0.39)	(0.61)	11.65	9.53%		11,346	0.18%		0.14%		0.72%
9/30/15[i]	12.40	0.04		(0.73)	(0.69)	-	(0.48)	(0.48)	11.23	(5.71%	)[b]	2,715	0.18%	[a]	0.14%	[a]	0.42%	[a]
12/31/14[h]	12.96	0.97		(0.65)	0.32	(0.51)	(0.37)	(0.88)	12.40	2.39%	[b]	1,772	0.17%	[a]	0.14%	[a]	9.89%	[a]
Service Class
3/31/17[r]	$11.66	$0.14		$0.63	$0.77	$(0.20)	$-	$(0.20)	$12.23	6.72%	[b]	$79,271	0.28%	[a]	0.25%	[a]	2.44%	[a]
9/30/16	11.24	0.23		0.78	1.01	(0.20)	(0.39)	(0.59)	11.66	9.37%		90,564	0.28%		0.24%		2.06%
9/30/15[i]	12.42	0.02		(0.72)	(0.70)	-	(0.48)	(0.48)	11.24	(5.78%	)[b]	101,768	0.28%	[a]	0.24%	[a]	0.19%	[a]
12/31/14	12.81	0.18		0.28	0.46	(0.48)	(0.37)	(0.85)	12.42	3.54%		115,397	0.26%		0.24%		1.38%
12/31/13	10.66	0.17		2.28	2.45	(0.30)	-	(0.30)	12.81	23.20%		139,155	0.24%		0.24%	[k]	1.44%
12/31/12	9.35	0.19		1.27	1.46	(0.15)	-	(0.15)	10.66	15.69%		108,556	0.13%		0.13%	[k]	1.91%
12/31/11	9.85	0.15		(0.53)	(0.38)	(0.12)	-	(0.12)	9.35	(3.79%	)	66,537	0.11%		N/A		1.55%
Administrative Class
3/31/17[r]	$11.62	$0.13		$0.64	$0.77	$(0.19)	$-	$(0.19)	$12.20	6.73%	[b]	$80,069	0.38%	[a]	0.35%	[a]	2.28%	[a]
9/30/16	11.21	0.19		0.80	0.99	(0.19)	(0.39)	(0.58)	11.62	9.21%		83,838	0.38%		0.34%		1.74%
9/30/15[i]	12.40	0.01		(0.72)	(0.71)	-	(0.48)	(0.48)	11.21	(5.87%	)[b]	85,749	0.38%	[a]	0.34%	[a]	0.11%	[a]
12/31/14	12.80	0.26		0.19	0.45	(0.48)	(0.37)	(0.85)	12.40	3.44%		85,857	0.36%		0.34%		1.98%
12/31/13	10.65	0.20		2.24	2.44	(0.29)	-	(0.29)	12.80	23.07%		27,838	0.33%		0.33%	[k]	1.67%
12/31/12	9.33	0.11		1.34	1.45	(0.13)	-	(0.13)	10.65	15.60%		14,301	0.21%		0.21%	[k]	1.08%
12/31/11	9.84	0.14		(0.53)	(0.39)	(0.12)	-	(0.12)	9.33	(3.94%	)	24,981	0.18%		N/A		1.44%
Class A
3/31/17[r]	$11.53	$0.13		$0.62	$0.75	$(0.16)	$-	$(0.16)	$12.12	6.62%	[b]	$42,945	0.63%	[a]	0.60%	[a]	2.19%	[a]
9/30/16	11.12	0.16		0.80	0.96	(0.16)	(0.39)	(0.55)	11.53	8.97%		50,466	0.63%		0.59%		1.44%
9/30/15[i]	12.33	(0.01)		(0.72)	(0.73)	-	(0.48)	(0.48)	11.12	(6.07%	)[b]	48,822	0.63%	[a]	0.59%	[a]	(0.13%	)[a]
12/31/14	12.72	0.15		0.26	0.41	(0.43)	(0.37)	(0.80)	12.33	3.15%		42,940	0.63%		0.61%		1.14%
12/31/13	10.55	0.11		2.26	2.37	(0.20)	-	(0.20)	12.72	22.60%		47,265	0.68%		0.68%	[k]	0.91%
12/31/12	9.25	0.12		1.29	1.41	(0.11)	-	(0.11)	10.55	15.28%		45,264	0.57%		0.56%		1.17%
12/31/11	9.75	0.10		(0.52)	(0.42)	(0.08)	-	(0.08)	9.25	(4.24%	)	40,995	0.53%		N/A		1.08%
Class R4
3/31/17[r]	$11.47	$0.12		$0.63	$0.75	$(0.18)	$-	$(0.18)	$12.04	6.64%	[b]	$40,482	0.53%	[a]	0.50%	[a]	2.12%	[a]
9/30/16	11.09	0.16		0.81	0.97	(0.20)	(0.39)	(0.59)	11.47	9.06%		36,572	0.53%		0.49%		1.45%
9/30/15[i]	12.28	0.00	[d]	(0.71)	(0.71)	-	(0.48)	(0.48)	11.09	(5.93%	)[b]	16,356	0.53%	[a]	0.49%	[a]	0.02%	[a]
12/31/14[h]	12.85	0.29		(0.01)	0.28	(0.48)	(0.37)	(0.85)	12.28	2.10%	[b]	11,987	0.52%	[a]	0.49%	[a]	2.91%	[a]
Class R3
3/31/17[r]	$11.31	$0.10		$0.63	$0.73	$(0.16)	$-	$(0.16)	$11.88	6.52%	[b]	$55,282	0.78%	[a]	0.75%	[a]	1.83%	[a]
9/30/16	10.94	0.11		0.82	0.93	(0.17)	(0.39)	(0.56)	11.31	8.80%		50,774	0.78%		0.74%		1.01%
9/30/15[i]	12.15	(0.02)		(0.71)	(0.73)	-	(0.48)	(0.48)	10.94	(6.16%	)[b]	26,610	0.78%	[a]	0.74%	[a]	(0.25%	)[a]
12/31/14	12.60	0.33		0.05	0.38	(0.46)	(0.37)	(0.83)	12.15	2.95%		21,517	0.78%		0.76%		2.57%
12/31/13	10.44	0.09		2.21	2.30	(0.14)	-	(0.14)	12.60	22.20%		3,531	0.98%		0.98%	[k]	0.74%
12/31/12	9.19	0.09		1.28	1.37	(0.12)	-	(0.12)	10.44	14.91%		2,816	0.87%		0.86%		0.91%
12/31/11	9.74	0.23		(0.66)	(0.43)	(0.12)	-	(0.12)	9.19	(4.41%	)	2,502	0.85%		N/A		2.53%

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	21%	70%	35%	30%	45%	55%	75%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

58

MassMutual RetireSMART 2045 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$12.32	$0.15	$0.70	$0.85	$(0.23)	$(0.14)	$(0.37)	$12.80	7.03%	[b]	$5,287	0.21%	[a]	0.04%	[a]	2.40%	[a]
9/30/16	11.53	0.18	0.93	1.11	(0.22)	(0.10)	(0.32)	12.32	9.79%		3,428	0.27%		0.02%		1.50%
9/30/15[i]	12.55	0.01	(0.73)	(0.72)	-	(0.30)	(0.30)	11.53	(5.85%	)[b]	1,399	0.37%	[a]	0.02%	[a]	0.09%	[a]
12/31/14[h]	12.98	0.47	(0.13)	0.34	(0.32)	(0.45)	(0.77)	12.55	2.57%	[b]	6,636	0.51%	[a]	0.02%	[a]	4.80%	[a]
Class R5
3/31/17[r]	$12.31	$0.15	$0.69	$0.84	$(0.20)	$(0.14)	$(0.34)	$12.81	6.99%	[b]	$432	0.31%	[a]	0.14%	[a]	2.38%	[a]
9/30/16	11.52	0.34	0.76	1.10	(0.21)	(0.10)	(0.31)	12.31	9.68%		355	0.37%		0.12%		2.93%
9/30/15[i]	12.55	0.03	(0.76)	(0.73)	-	(0.30)	(0.30)	11.52	(5.93%	)[b]	1,637	0.47%	[a]	0.12%	[a]	0.32%	[a]
12/31/14[h]	12.98	1.17	(0.83)	0.34	(0.32)	(0.45)	(0.77)	12.55	2.56%	[b]	1,673	0.61%	[a]	0.12%	[a]	11.87%	[a]
Service Class
3/31/17[r]	$12.31	$0.15	$0.68	$0.83	$(0.20)	$(0.14)	$(0.34)	$12.80	6.91%	[b]	$9,845	0.41%	[a]	0.24%	[a]	2.36%	[a]
9/30/16	11.52	0.22	0.87	1.09	(0.20)	(0.10)	(0.30)	12.31	9.60%		10,622	0.47%		0.22%		1.84%
9/30/15[i]	12.56	0.02	(0.76)	(0.74)	-	(0.30)	(0.30)	11.52	(6.00%	)[b]	8,282	0.57%	[a]	0.22%	[a]	0.26%	[a]
12/31/14	12.83	0.15	0.32	0.47	(0.29)	(0.45)	(0.74)	12.56	3.62%		5,342	0.72%		0.22%		1.17%
12/31/13	10.85	0.24	2.48	2.72	(0.32)	(0.42)	(0.74)	12.83	25.33%		5,499	1.28%		0.19%		1.92%
12/31/12	9.86	0.21	1.41	1.62	(0.16)	(0.47)	(0.63)	10.85	16.48%		1,408	3.75%		0.10%		1.95%
12/31/11	10.96	0.15	(0.65)	(0.50)	(0.17)	(0.43)	(0.60)	9.86	(4.53%	)	750	5.19%		0.10%		1.39%
Administrative Class
3/31/17[r]	$12.28	$0.14	$0.68	$0.82	$(0.19)	$(0.14)	$(0.33)	$12.77	6.85%	[b]	$14,488	0.51%	[a]	0.34%	[a]	2.19%	[a]
9/30/16	11.50	0.17	0.90	1.07	(0.19)	(0.10)	(0.29)	12.28	9.42%		12,831	0.57%		0.32%		1.47%
9/30/15[i]	12.54	0.01	(0.75)	(0.74)	-	(0.30)	(0.30)	11.50	(6.01%	)[b]	9,250	0.67%	[a]	0.32%	[a]	0.15%	[a]
12/31/14	12.83	0.36	0.10	0.46	(0.30)	(0.45)	(0.75)	12.54	3.52%		6,304	0.81%		0.32%		2.76%
12/31/13	10.85	0.23	2.49	2.72	(0.32)	(0.42)	(0.74)	12.83	25.29%		322	1.37%		0.24%		1.86%
12/31/12	9.87	0.15	1.45	1.60	(0.15)	(0.47)	(0.62)	10.85	16.30%		127	3.84%		0.15%		1.40%
12/31/11	10.96	0.15	(0.65)	(0.50)	(0.16)	(0.43)	(0.59)	9.87	(4.48%	)	121	5.26%		0.15%		1.40%
Class A
3/31/17[r]	$12.17	$0.13	$0.67	$0.80	$(0.16)	$(0.14)	$(0.30)	$12.67	6.75%	[b]	$15,708	0.76%	[a]	0.59%	[a]	2.15%	[a]
9/30/16	11.40	0.16	0.87	1.03	(0.16)	(0.10)	(0.26)	12.17	9.11%		17,430	0.82%		0.57%		1.35%
9/30/15[i]	12.46	(0.01)	(0.75)	(0.76)	-	(0.30)	(0.30)	11.40	(6.21%	)[b]	14,156	0.92%	[a]	0.57%	[a]	(0.11%	)[a]
12/31/14	12.75	0.21	0.21	0.42	(0.26)	(0.45)	(0.71)	12.46	3.28%		7,199	1.08%		0.58%		1.58%
12/31/13	10.81	0.22	2.44	2.66	(0.30)	(0.42)	(0.72)	12.75	24.79%		3,589	1.72%		0.59%		1.77%
12/31/12	9.84	0.18	1.39	1.57	(0.13)	(0.47)	(0.60)	10.81	16.02%		779	4.20%		0.50%		1.65%
12/31/11	10.95	0.19	(0.73)	(0.54)	(0.14)	(0.43)	(0.57)	9.84	(4.86%	)	331	5.61%		0.50%		1.78%
Class R4
3/31/17[r]	$12.13	$0.12	$0.69	$0.81	$(0.18)	$(0.14)	$(0.32)	$12.62	6.81%	[b]	$25,937	0.66%	[a]	0.49%	[a]	2.01%	[a]
9/30/16	11.38	0.17	0.87	1.04	(0.19)	(0.10)	(0.29)	12.13	9.27%		22,131	0.72%		0.47%		1.44%
9/30/15[i]	12.43	0.00 [d]	(0.75)	(0.75)	-	(0.30)	(0.30)	11.38	(6.15%	)[b]	9,264	0.82%	[a]	0.47%	[a]	0.04%	[a]
12/31/14[h]	12.88	0.30	(0.01)	0.29	(0.29)	(0.45)	(0.74)	12.43	2.22%	[b]	5,315	0.96%	[a]	0.47%	[a]	3.10%	[a]
Class R3
3/31/17[r]	$12.10	$0.11	$0.67	$0.78	$(0.15)	$(0.14)	$(0.29)	$12.59	6.62%	[b]	$41,813	0.91%	[a]	0.74%	[a]	1.79%	[a]
9/30/16	11.36	0.12	0.88	1.00	(0.16)	(0.10)	(0.26)	12.10	8.96%		36,332	0.97%		0.72%		1.02%
9/30/15[i]	12.43	(0.02)	(0.75)	(0.77)	-	(0.30)	(0.30)	11.36	(6.31%	)[b]	17,369	1.07%	[a]	0.72%	[a]	(0.21%	)[a]
12/31/14[h]	12.88	0.29	(0.02)	0.27	(0.27)	(0.45)	(0.72)	12.43	2.10%	[b]	9,628	1.21%	[a]	0.72%	[a]	2.25%	[a]

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	22%	68%	32%	26%	39%	68%	56%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

59

MassMutual RetireSMART 2050 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$8.52	$0.10		$0.52	$0.62	$(0.15)	$(0.02)	$(0.17)	$8.97	7.45%	[b]	$3,108	0.15%	[a]	0.04%	[a]	2.26%	[a]
9/30/16	8.08	0.13		0.64	0.77	(0.15)	(0.18)	(0.33)	8.52	9.82%		2,211	0.18%		0.02%		1.54%
9/30/15[i]	8.96	0.00	[d]	(0.53)	(0.53)	-	(0.35)	(0.35)	8.08	(6.07%	)[b]	1,123	0.20%	[a]	0.02%	[a]	0.03%	[a]
12/31/14[h]	9.90	0.36		(0.09)	0.27	(0.24)	(0.97)	(1.21)	8.96	2.57%	[b]	19,990	0.16%	[a]	0.02%	[a]	4.93%	[a]
Class R5
3/31/17[r]	$8.51	$0.08		$0.54	$0.62	$(0.14)	$(0.02)	$(0.16)	$8.97	7.48%	[b]	$11,964	0.25%	[a]	0.14%	[a]	1.88%	[a]
9/30/16	8.07	0.04		0.73	0.77	(0.15)	(0.18)	(0.33)	8.51	9.73%		7,907	0.28%		0.12%		0.45%
9/30/15[i]	8.96	0.02		(0.56)	(0.54)	-	(0.35)	(0.35)	8.07	(6.19%	)[b]	974	0.30%	[a]	0.12%	[a]	0.33%	[a]
12/31/14[h]	9.90	0.60		(0.33)	0.27	(0.24)	(0.97)	(1.21)	8.96	2.56%	[b]	790	0.26%	[a]	0.12%	[a]	8.13%	[a]
Service Class
3/31/17[r]	$8.51	$0.09		$0.52	$0.61	$(0.13)	$(0.02)	$(0.15)	$8.97	7.36%	[b]	$36,819	0.36%	[a]	0.24%	[a]	2.16%	[a]
9/30/16	8.07	0.15		0.61	0.76	(0.14)	(0.18)	(0.32)	8.51	9.60%		37,620	0.38%		0.22%		1.90%
9/30/15[i]	8.97	0.01		(0.56)	(0.55)	-	(0.35)	(0.35)	8.07	(6.30%	)[b]	37,899	0.40%	[a]	0.22%	[a]	0.21%	[a]
12/31/14	9.79	0.12		0.25	0.37	(0.22)	(0.97)	(1.19)	8.97	3.59%		38,141	0.34%		0.22%		1.19%
12/31/13	8.48	0.14		1.99	2.13	(0.25)	(0.57)	(0.82)	9.79	25.48%		49,996	0.32%		0.18%		1.49%
12/31/12	7.71	0.16		1.08	1.24	(0.13)	(0.34)	(0.47)	8.48	16.22%		29,840	0.26%		0.10%		1.87%
12/31/11	8.67	0.13		(0.52)	(0.39)	(0.13)	(0.44)	(0.57)	7.71	(4.47%	)	18,945	0.29%		0.10%		1.53%
Administrative Class
3/31/17[r]	$8.51	$0.09		$0.52	$0.61	$(0.13)	$(0.02)	$(0.15)	$8.97	7.27%	[b]	$34,588	0.46%	[a]	0.34%	[a]	2.01%	[a]
9/30/16	8.06	0.13		0.63	0.76	(0.13)	(0.18)	(0.31)	8.51	9.64%		33,053	0.48%		0.32%		1.55%
9/30/15[i]	8.97	0.01		(0.57)	(0.56)	-	(0.35)	(0.35)	8.06	(6.41%	)[b]	27,378	0.50%	[a]	0.32%	[a]	0.13%	[a]
12/31/14	9.80	0.18		0.18	0.36	(0.22)	(0.97)	(1.19)	8.97	3.49%		23,872	0.45%		0.31%		1.81%
12/31/13	8.49	0.16		1.97	2.13	(0.25)	(0.57)	(0.82)	9.80	25.42%		9,648	0.41%		0.24%		1.64%
12/31/12	7.71	0.08		1.17	1.25	(0.13)	(0.34)	(0.47)	8.49	16.27%		3,994	0.34%		0.15%		0.93%
12/31/11	8.67	0.13		(0.52)	(0.39)	(0.13)	(0.44)	(0.57)	7.71	(4.51%	)	6,670	0.36%		0.15%		1.53%
Class A
3/31/17[r]	$8.44	$0.08		$0.52	$0.60	$(0.11)	$(0.02)	$(0.13)	$8.91	7.22%	[b]	$19,776	0.71%	[a]	0.59%	[a]	1.87%	[a]
9/30/16	8.01	0.10		0.62	0.72	(0.11)	(0.18)	(0.29)	8.44	9.18%		20,244	0.73%		0.57%		1.29%
9/30/15[i]	8.92	(0.01)		(0.55)	(0.56)	-	(0.35)	(0.35)	8.01	(6.44%	)[b]	16,516	0.75%	[a]	0.57%	[a]	(0.12%	)[a]
12/31/14	9.75	0.12		0.20	0.32	(0.18)	(0.97)	(1.15)	8.92	3.18%		12,039	0.71%		0.58%		1.25%
12/31/13	8.45	0.08		2.00	2.08	(0.21)	(0.57)	(0.78)	9.75	24.92%		9,721	0.76%		0.58%		0.80%
12/31/12	7.68	0.10		1.11	1.21	(0.10)	(0.34)	(0.44)	8.45	15.74%		8,644	0.70%		0.50%		1.23%
12/31/11	8.65	0.13		(0.55)	(0.42)	(0.11)	(0.44)	(0.55)	7.68	(4.75%	)	5,616	0.71%		0.50%		1.52%
Class R4
3/31/17[r]	$8.42	$0.08		$0.52	$0.60	$(0.12)	$(0.02)	$(0.14)	$8.88	7.22%	[b]	$21,259	0.61%	[a]	0.49%	[a]	1.86%	[a]
9/30/16	8.00	0.10		0.63	0.73	(0.13)	(0.18)	(0.31)	8.42	9.32%		19,931	0.63%		0.47%		1.30%
9/30/15[i]	8.91	0.00	[d]	(0.56)	(0.56)	-	(0.35)	(0.35)	8.00	(6.45%	)[b]	9,533	0.65%	[a]	0.47%	[a]	0.02%	[a]
12/31/14[h]	9.85	0.19		0.05	0.24	(0.21)	(0.97)	(1.18)	8.91	2.35%	[b]	7,133	0.61%	[a]	0.47%	[a]	2.57%	[a]
Class R3
3/31/17[r]	$8.36	$0.07		$0.51	$0.58	$(0.10)	$(0.02)	$(0.12)	$8.82	7.10%	[b]	$33,835	0.85%	[a]	0.74%	[a]	1.58%	[a]
9/30/16	7.94	0.07		0.64	0.71	(0.11)	(0.18)	(0.29)	8.36	9.12%		28,523	0.88%		0.72%		0.91%
9/30/15[i]	8.87	(0.02)		(0.56)	(0.58)	-	(0.35)	(0.35)	7.94	(6.71%	)[b]	14,173	0.90%	[a]	0.72%	[a]	(0.26%	)[a]
12/31/14	9.73	0.22		0.09	0.31	(0.20)	(0.97)	(1.17)	8.87	3.03%		11,800	0.88%		0.74%		2.24%
12/31/13	8.44	0.07		1.98	2.05	(0.19)	(0.57)	(0.76)	9.73	24.60%		2,487	1.06%		0.88%		0.71%
12/31/12	7.68	0.08		1.10	1.18	(0.08)	(0.34)	(0.42)	8.44	15.47%		1,767	1.00%		0.80%		0.93%
12/31/11	8.68	0.20		(0.66)	(0.46)	(0.10)	(0.44)	(0.54)	7.68	(5.23%	)	1,306	1.02%		0.80%		2.52%

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended December 31
	Six months ended March 31, 2017[b],r			2014	2013	2012	2011
Portfolio turnover rate	22%	68%	47%	37%	45%	87%	80%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

60

MassMutual RetireSMART 2055 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$10.30	$0.12	$0.63	$0.75	$(0.17)	$(0.14)	$(0.31)	$10.74	7.52%	[b]	$1,558	0.71%	[a]	0.02%	[a]	2.40%	[a]
9/30/16	9.59	0.17	0.77	0.94	(0.17)	(0.06)	(0.23)	10.30	9.92%		952	1.16%		0.00%	[a]	1.69%
9/30/15[i]	10.38	0.04	(0.67)	(0.63)	-	(0.16)	(0.16)	9.59	(6.11%	)[b]	466	2.58%	[a]	0.00%	[a]	0.54%	[a]
12/31/14[h]	10.62	0.19	0.09	0.28	(0.28)	(0.24)	(0.52)	10.38	2.60%	[b]	103	4.83%	[a]	0.00%	[a]	2.34%	[a]
Class R5
3/31/17[r]	$10.29	$0.12	$0.64	$0.76	$(0.16)	$(0.14)	$(0.30)	$10.75	7.54%	[b]	$204	0.82%	[a]	0.12%	[a]	2.29%	[a]
9/30/16	9.60	0.24	0.68	0.92	(0.17)	(0.06)	(0.23)	10.29	9.69%		174	1.26%		0.10%		2.48%
9/30/15[i]	10.40	0.03	(0.67)	(0.64)	-	(0.16)	(0.16)	9.60	(6.20%	)[b]	357	2.68%	[a]	0.10%	[a]	0.40%	[a]
12/31/14[h]	10.62	0.38	(0.10)	0.28	(0.26)	(0.24)	(0.50)	10.40	2.54%	[b]	268	4.93%	[a]	0.10%	[a]	4.65%	[a]
Service Class
3/31/17[r]	$10.32	$0.12	$0.63	$0.75	$(0.16)	$(0.14)	$(0.30)	$10.77	7.44%	[b]	$3,365	0.92%	[a]	0.22%	[a]	2.24%	[a]
9/30/16	9.62	0.15	0.77	0.92	(0.16)	(0.06)	(0.22)	10.32	9.69%		2,737	1.36%		0.20%		1.54%
9/30/15[i]	10.43	0.02	(0.67)	(0.65)	-	(0.16)	(0.16)	9.62	(6.28%	)[b]	1,442	2.78%	[a]	0.20%	[a]	0.27%	[a]
12/31/14	10.50	0.20	0.20	0.40	(0.23)	(0.24)	(0.47)	10.43	3.71%		1,069	4.78%		0.21%		1.89%
12/31/13[g]	10.00	0.12	0.64	0.76	(0.25)	(0.01)	(0.26)	10.50	7.56%	[b]	753	13.64%	[a]	0.23%	[a]	4.00%	[a]
Administrative Class
3/31/17[r]	$10.28	$0.11	$0.63	$0.74	$(0.15)	$(0.14)	$(0.29)	$10.73	7.42%	[b]	$3,814	1.01%	[a]	0.32%	[a]	2.08%	[a]
9/30/16	9.58	0.14	0.77	0.91	(0.15)	(0.06)	(0.21)	10.28	9.64%		2,512	1.46%		0.30%		1.43%
9/30/15[i]	10.40	0.02	(0.68)	(0.66)	-	(0.16)	(0.16)	9.58	(6.39%	)[b]	1,281	2.88%	[a]	0.30%	[a]	0.19%	[a]
12/31/14	10.50	0.32	0.06	0.38	(0.24)	(0.24)	(0.48)	10.40	3.52%		774	5.04%		0.30%		2.99%
12/31/13[g]	10.00	0.12	0.64	0.76	(0.25)	(0.01)	(0.26)	10.50	7.58%	[b]	108	13.74%	[a]	0.28%	[a]	3.95%	[a]
Class A
3/31/17[r]	$10.25	$0.11	$0.62	$0.73	$(0.13)	$(0.14)	$(0.27)	$10.71	7.27%	[b]	$3,768	1.28%	[a]	0.56%	[a]	2.15%	[a]
9/30/16	9.56	0.13	0.75	0.88	(0.13)	(0.06)	(0.19)	10.25	9.32%		4,294	1.71%		0.55%		1.36%
9/30/15[i]	10.39	(0.00)[d]	(0.67)	(0.67)	-	(0.16)	(0.16)	9.56	(6.49%	)[b]	3,109	3.13%	[a]	0.55%	[a]	(0.01%	)[a]
12/31/14	10.50	0.27	0.08	0.35	(0.22)	(0.24)	(0.46)	10.39	3.24%		638	5.26%		0.56%		2.52%
12/31/13[g]	10.00	0.11	0.64	0.75	(0.24)	(0.01)	(0.25)	10.50	7.47%	[b]	108	14.09%	[a]	0.63%	[a]	3.60%	[a]
Class R4
3/31/17[r]	$10.24	$0.10	$0.63	$0.73	$(0.14)	$(0.14)	$(0.28)	$10.69	7.33%	[b]	$7,012	1.16%	[a]	0.47%	[a]	1.84%	[a]
9/30/16	9.55	0.13	0.77	0.90	(0.15)	(0.06)	(0.21)	10.24	9.50%		4,650	1.61%		0.45%		1.34%
9/30/15[i]	10.38	0.00 [d]	(0.67)	(0.67)	-	(0.16)	(0.16)	9.55	(6.50%	)[b]	894	3.03%	[a]	0.45%	[a]	0.05%	[a]
12/31/14[h]	10.61	0.29	(0.04)	0.25	(0.24)	(0.24)	(0.48)	10.38	2.28%	[b]	720	5.28%	[a]	0.45%	[a]	3.59%	[a]
Class R3
3/31/17[r]	$10.20	$0.09	$0.63	$0.72	$(0.12)	$(0.14)	$(0.26)	$10.66	7.25%	[b]	$14,611	1.42%	[a]	0.72%	[a]	1.67%	[a]
9/30/16	9.53	0.08	0.78	0.86	(0.13)	(0.06)	(0.19)	10.20	9.14%		12,090	1.86%		0.70%		0.82%
9/30/15[i]	10.37	(0.01)	(0.67)	(0.68)	-	(0.16)	(0.16)	9.53	(6.60%	)[b]	3,842	3.28%	[a]	0.70%	[a]	(0.16%	)[a]
12/31/14[h]	10.61	0.25	(0.02)	0.23	(0.23)	(0.24)	(0.47)	10.37	2.10%	[b]	1,302	5.53%	[a]	0.70%	[a]	3.12%	[a]

		Year ended September 30, 2016	Period ended September 30, 2015[b]	Year ended September 30, 2014	Period ended December 31, 2013[b]
	Six months ended March 31, 2017[b],r
Portfolio turnover rate	30%	74%	32%	26%	4%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period September 17, 2013 (commencement of operations) through December 31, 2013.
h	For the period April 1, 2014 (commencement of operations) through December 31, 2014.
i	For the period January 1, 2015 through September 30, 2015.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

61

MassMutual RetireSMART 2060 Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$10.17	$0.12	$0.61	$0.73	$(0.18)	$(0.25)	$(0.43)	$10.47	7.47%	[b]	$10,016	2.35%	[a]	0.02%	[a]	2.36%	[a]
9/30/16[g]	10.00	0.18	0.14	0.32	(0.15)	-	(0.15)	10.17	3.28%	[b]	9,709	2.66%	[a]	0.00%	[a]	2.18%	[a]
Class R5
3/31/17[r]	$10.16	$0.11	$0.62	$0.73	$(0.17)	$(0.25)	$(0.42)	$10.47	7.48%	[b]	$123	2.43%	[a]	0.12%	[a]	2.20%	[a]
9/30/16[g]	10.00	0.17	0.14	0.31	(0.15)	-	(0.15)	10.16	3.17%	[b]	103	2.76%	[a]	0.10%	[a]	2.08%	[a]
Service Class
3/31/17[r]	$10.16	$0.11	$0.61	$0.72	$(0.17)	$(0.25)	$(0.42)	$10.46	7.32%	[b]	$164	2.51%	[a]	0.22%	[a]	2.08%	[a]
9/30/16[g]	10.00	0.16	0.15	0.31	(0.15)	-	(0.15)	10.16	3.16%	[b]	114	2.86%	[a]	0.20%	[a]	1.97%	[a]
Administrative Class
3/31/17[r]	$10.15	$0.07	$0.65	$0.72	$(0.17)	$(0.25)	$(0.42)	$10.45	7.32%	[b]	$244	2.54%	[a]	0.32%	[a]	1.47%	[a]
9/30/16[g]	10.00	0.15	0.15	0.30	(0.15)	-	(0.15)	10.15	3.04%	[b]	115	2.96%	[a]	0.30%	[a]	1.87%	[a]
Class A
3/31/17[r]	$10.13	$0.09	$0.61	$0.70	$(0.13)	$(0.25)	$(0.38)	$10.45	7.17%	[b]	$122	2.89%	[a]	0.57%	[a]	1.80%	[a]
9/30/16[g]	10.00	0.13	0.14	0.27	(0.14)	-	(0.14)	10.13	2.81%	[b]	114	3.21%	[a]	0.55%	[a]	1.58%	[a]
Class R4
3/31/17[r]	$10.14	$0.10	$0.61	$0.71	$(0.14)	$(0.25)	$(0.39)	$10.46	7.24%	[b]	$115	2.79%	[a]	0.47%	[a]	1.89%	[a]
9/30/16[g]	10.00	0.14	0.14	0.28	(0.14)	-	(0.14)	10.14	2.93%	[b]	103	3.11%	[a]	0.45%	[a]	1.73%	[a]
Class R3
3/31/17[r]	$10.12	$0.08	$0.62	$0.70	$(0.14)	$(0.25)	$(0.39)	$10.43	7.11%	[b]	$212	3.00%	[a]	0.72%	[a]	1.61%	[a]
9/30/16[g]	10.00	0.12	0.14	0.26	(0.14)	-	(0.14)	10.12	2.70%	[b]	120	3.36%	[a]	0.70%	[a]	1.48%	[a]

	Six months ended March 31, 2017[b],r	Period ended September 30, 2016[b]
Portfolio turnover rate	17%	54%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period November 23, 2015 (commencement of operations) through September 30, 2016.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

The accompanying notes are an integral part of the financial statements.

62

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 16 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“MM RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“MM RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“MM RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“MM RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“MM RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“MM RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“MM RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“MM RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“MM RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“MM RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“MM RetireSMART 2055 Fund”)

MassMutual RetireSMARTSM 2060 Fund (“MM RetireSMART 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

On May 13, 2015, the Board of Trustees (“Trustees”) approved a change in the fiscal year end of the Funds from December 31 to September 30. Accordingly, the Funds’ financial statements and related notes include information as of the nine month period ended September 30, 2015, and the year ended December 31, 2014.

The Funds invest all of their investable assets in shares of MassMutual Select Funds, MassMutual Premier Funds (which are advised by MML Investment Advisers, LLC (“MML Advisers”)), Barings Funds (which are advised by Barings LLC, (formerly known as Babson Capital Management LLC), a wholly-owned, indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc., a majority-owned, indirect subsidiary of MassMutual), and non-affiliated funds (together, the “Underlying Funds”). The financial statements included herein are those of the Funds. The financial statements of the applicable Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539. The assets of each Fund are diversified and a shareholder’s interest is limited to the Underlying Funds in which the shares are invested.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

63

Notes to Financial Statements (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

Certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The MM RetireSMART Moderate Fund and MM RetireSMART Moderate Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2017. All other Funds characterized all investments at Level 1, as of March 31, 2017. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2017. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a

64

Notes to Financial Statements (Unaudited) (Continued)

dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Certain Underlying Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. MML Advisers does not receive advisory fees in return for these services.

65

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MM RetireSMART Conservative Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Moderate Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Moderate Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART In Retirement Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2010 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2015 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2020 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2025 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2030 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2035 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2040 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2045 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2050 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2055 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
MM RetireSMART 2060 Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

The Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

66

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
MM RetireSMART Conservative Fund*	0.47%	0.57%	0.67%	0.77%	1.02%	0.92%	1.17%
MM RetireSMART Moderate Fund*	0.54%	0.64%	0.74%	0.84%	1.09%	0.99%	1.24%
MM RetireSMART Moderate Growth Fund*	0.59%	0.69%	0.79%	0.89%	1.14%	1.04%	1.29%
MM RetireSMART Growth Fund*	0.64%	0.74%	0.84%	0.94%	1.19%	1.09%	1.34%
MM RetireSMART In Retirement Fund*	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
MM RetireSMART 2010 Fund*	0.53%	0.63%	0.73%	0.83%	1.08%	0.98%	1.23%
MM RetireSMART 2015 Fund*	0.56%	0.66%	0.76%	0.86%	1.11%	1.01%	1.26%
MM RetireSMART 2020 Fund*	0.56%	0.66%	0.76%	0.86%	1.11%	1.01%	1.26%
MM RetireSMART 2025 Fund*	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
MM RetireSMART 2030 Fund*	0.59%	0.69%	0.79%	0.89%	1.14%	1.04%	1.29%
MM RetireSMART 2035 Fund*	0.61%	0.71%	0.81%	0.91%	1.16%	1.06%	1.31%
MM RetireSMART 2040 Fund*	0.60%	0.70%	0.80%	0.90%	1.15%	1.05%	1.30%
MM RetireSMART 2045 Fund*	0.58%	0.68%	0.78%	0.88%	1.13%	1.03%	1.28%
MM RetireSMART 2050 Fund*	0.59%	0.69%	0.79%	0.89%	1.14%	1.04%	1.29%
MM RetireSMART 2055 Fund*	0.57%	0.67%	0.77%	0.87%	1.12%	1.02%	1.27%
MM RetireSMART 2060 Fund*	0.57%	0.67%	0.77%	0.87%	1.12%	1.02%	1.27%

*	Expense caps in effect through January 31, 2018.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

Elaine A. Sarsynski resigned as a Trustee of the Trust effective as of February 1, 2017.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2017:

Total % Ownership by Related Party
MM RetireSMART Conservative Fund	92.8%
MM RetireSMART Moderate Fund	83.9%
MM RetireSMART Moderate Growth Fund	90.7%
MM RetireSMART Growth Fund	80.0%
MM RetireSMART In Retirement Fund	54.6%

67

Notes to Financial Statements (Unaudited) (Continued)

Total % Ownership by Related Party
MM RetireSMART 2010 Fund	57.4%
MM RetireSMART 2015 Fund	63.1%
MM RetireSMART 2020 Fund	68.0%
MM RetireSMART 2025 Fund	62.4%
MM RetireSMART 2030 Fund	69.3%
MM RetireSMART 2035 Fund	61.4%
MM RetireSMART 2040 Fund	69.4%
MM RetireSMART 2045 Fund	65.3%
MM RetireSMART 2050 Fund	64.2%
MM RetireSMART 2055 Fund	69.3%
MM RetireSMART 2060 Fund	98.9%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investments in Underlying Funds (excluding short-term investments) for the period ended March 31, 2017, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
MM RetireSMART Conservative Fund	$-	$50,905,610	$-	$43,175,829
MM RetireSMART Moderate Fund	-	54,588,841	-	65,728,468
MM RetireSMART Moderate Growth Fund	-	49,386,311	-	58,659,479
MM RetireSMART Growth Fund	-	25,283,824	-	23,656,705
MM RetireSMART In Retirement Fund	-	24,316,080	-	27,266,575
MM RetireSMART 2010 Fund	-	20,651,745	-	24,872,036
MM RetireSMART 2015 Fund	-	19,622,501	-	33,466,251
MM RetireSMART 2020 Fund	-	87,694,992	-	141,114,524
MM RetireSMART 2025 Fund	-	61,239,341	-	56,270,280
MM RetireSMART 2030 Fund	-	105,740,573	-	131,561,427
MM RetireSMART 2035 Fund	-	47,536,634	-	42,217,569
MM RetireSMART 2040 Fund	-	66,920,809	-	82,083,140
MM RetireSMART 2045 Fund	-	29,675,638	-	23,689,601
MM RetireSMART 2050 Fund	-	38,636,259	-	33,539,725
MM RetireSMART 2055 Fund	-	14,728,603	-	9,283,124
MM RetireSMART 2060 Fund	-	1,953,237	-	1,823,609

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MM RetireSMART Conservative Fund Class I
Sold	311,310	$2,977,713	19,142	$183,331
Issued as reinvestment of dividends	2,450	22,949	175	1,600
Redeemed	(108,263)	(1,038,252)	(7,868)	(72,670)

Net increase (decrease)	205,497	$1,962,410	11,449	$112,261

68

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MM RetireSMART Conservative Fund Class R5
Sold	200,295	$1,910,299	1,151,436	$10,834,606
Issued as reinvestment of dividends	24,308	227,391	30,009	273,980
Redeemed	(136,872)	(1,301,371)	(645,797)	(6,002,255)

Net increase (decrease)	87,731	$836,319	535,648	$5,106,331

MM RetireSMART Conservative Fund Service Class
Sold	36,195	$345,240	340,292	$3,177,301
Issued as reinvestment of dividends	17,144	160,406	43,428	396,932
Redeemed	(137,132)	(1,299,183)	(1,599,525)	(14,865,912)

Net increase (decrease)	(83,793)	$(793,537)	(1,215,805)	$(11,291,679)

MM RetireSMART Conservative Fund Administrative Class
Sold	566,576	$5,397,841	712,649	$6,636,278
Issued as reinvestment of dividends	117,616	1,101,480	184,838	1,689,416
Redeemed	(720,418)	(6,865,278)	(2,052,331)	(19,110,856)

Net increase (decrease)	(36,226)	$(365,957)	(1,154,844)	$(10,785,162)

MM RetireSMART Conservative Fund Class A
Sold	270,660	$2,591,079	1,219,450	$11,368,019
Issued as reinvestment of dividends	53,345	502,378	293,508	2,685,597
Redeemed	(856,697)	(8,204,193)	(9,563,371)	(89,849,208)

Net increase (decrease)	(532,692)	$(5,110,736)	(8,050,413)	$(75,795,592)

MM RetireSMART Conservative Fund Class R4
Sold	1,099,842	$10,393,499	8,431,829	$78,916,381
Issued as reinvestment of dividends	192,586	1,791,993	9,776	88,966
Redeemed	(227,171)	(2,155,521)	(165,768)	(1,558,800)

Net increase (decrease)	1,065,257	$10,029,971	8,275,837	$77,446,547

MM RetireSMART Conservative Fund Class R3
Sold	189,483	$1,785,227	450,538	$4,151,991
Issued as reinvestment of dividends	11,010	102,345	5,928	53,885
Redeemed	(132,990)	(1,260,952)	(59,502)	(549,767)

Net increase (decrease)	67,503	$626,620	396,964	$3,656,109

MM RetireSMART Moderate Fund Class I
Sold	567,326	$5,448,314	12,139	$113,356
Issued as reinvestment of dividends	1,800	16,803	1,987	17,783
Redeemed	(58,298)	(561,376)	(63,639)	(567,753)

Net increase (decrease)	510,828	$4,903,741	(49,513)	$(436,614)

MM RetireSMART Moderate Fund Class R5
Sold	367,265	$3,484,734	3,327,679	$30,645,608
Issued as reinvestment of dividends	95,546	891,617	126,180	1,129,309
Redeemed	(445,306)	(4,217,137)	(1,662,166)	(14,972,709)

Net increase (decrease)	17,505	$159,214	1,791,693	$16,802,208

69

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MM RetireSMART Moderate Fund Service Class
Sold	146,249	$1,377,900	340,469	$3,115,202
Issued as reinvestment of dividends	12,180	114,167	67,510	606,919
Redeemed	(215,417)	(2,031,061)	(3,810,059)	(35,029,877)

Net increase (decrease)	(56,988)	$(538,994)	(3,402,080)	$(31,307,756)

MM RetireSMART Moderate Fund Administrative Class
Sold	1,409,020	$13,434,782	1,270,606	$11,529,724
Issued as reinvestment of dividends	213,923	2,002,744	459,847	4,129,429
Redeemed	(1,751,245)	(16,564,067)	(4,802,478)	(43,614,446)

Net increase (decrease)	(128,302)	$(1,126,541)	(3,072,025)	$(27,955,293)

MM RetireSMART Moderate Fund Class A
Sold	486,812	$4,633,671	1,361,050	$12,432,921
Issued as reinvestment of dividends	225,550	2,118,447	533,516	4,801,648
Redeemed	(2,928,271)	(27,910,540)	(5,418,600)	(49,556,800)

Net increase (decrease)	(2,215,909)	$(21,158,422)	(3,524,034)	$(32,322,231)

MM RetireSMART Moderate Fund Class R4
Sold	567,304	$5,376,496	2,130,335	$19,491,827
Issued as reinvestment of dividends	49,092	457,630	7,670	68,728
Redeemed	(317,653)	(3,018,445)	(71,483)	(651,059)

Net increase (decrease)	298,743	$2,815,681	2,066,522	$18,909,496

MM RetireSMART Moderate Fund Class R3
Sold	311,322	$2,924,024	523,985	$4,848,532
Issued as reinvestment of dividends	17,718	165,000	22,235	199,003
Redeemed	(112,397)	(1,068,767)	(183,558)	(1,700,473)

Net increase (decrease)	216,643	$2,020,257	362,662	$3,347,062

MM RetireSMART Moderate Growth Fund Class I
Sold	548,499	$5,388,119	1,472	$14,065
Issued as reinvestment of dividends	1,618	15,341	918	8,247
Redeemed	(35,844)	(353,301)	(23,793)	(209,907)

Net increase (decrease)	514,273	$5,050,159	(21,403)	$(187,595)

MM RetireSMART Moderate Growth Fund Class R5
Sold	147,652	$1,430,374	2,493,404	$23,097,260
Issued as reinvestment of dividends	48,495	459,740	75,455	677,586
Redeemed	(302,760)	(2,922,560)	(1,179,323)	(10,545,623)

Net increase (decrease)	(106,613)	$(1,032,446)	1,389,536	$13,229,223

MM RetireSMART Moderate Growth Fund Service Class
Sold	43,111	$418,756	320,432	$2,948,722
Issued as reinvestment of dividends	10,539	100,226	69,740	626,965
Redeemed	(204,805)	(1,950,027)	(2,467,128)	(22,848,301)

Net increase (decrease)	(151,155)	$(1,431,045)	(2,076,956)	$(19,272,614)

70

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MM RetireSMART Moderate Growth Fund Administrative Class
Sold	1,116,685	$10,782,162	941,868	$8,538,289
Issued as reinvestment of dividends	181,808	1,729,000	521,471	4,693,235
Redeemed	(1,701,633)	(16,266,253)	(5,087,425)	(45,968,601)

Net increase (decrease)	(403,140)	$(3,755,091)	(3,624,086)	$(32,737,077)

MM RetireSMART Moderate Growth Fund Class A
Sold	418,456	$4,042,608	1,414,836	$12,794,075
Issued as reinvestment of dividends	157,569	1,503,212	455,767	4,111,011
Redeemed	(1,997,824)	(19,343,001)	(4,676,940)	(42,934,985)

Net increase (decrease)	(1,421,799)	$(13,797,181)	(2,806,337)	$(26,029,899)

MM RetireSMART Moderate Growth Fund Class R4
Sold	436,962	$4,196,829	1,684,446	$15,397,942
Issued as reinvestment of dividends	34,575	327,079	8,807	78,998
Redeemed	(314,474)	(3,072,981)	(155,035)	(1,424,826)

Net increase (decrease)	157,063	$1,450,927	1,538,218	$14,052,114

MM RetireSMART Moderate Growth Fund Class R3
Sold	257,324	$2,439,765	449,580	$4,086,492
Issued as reinvestment of dividends	15,918	150,426	19,022	170,442
Redeemed	(44,800)	(430,903)	(89,270)	(817,093)

Net increase (decrease)	228,442	$2,159,288	379,332	$3,439,841

MM RetireSMART Growth Fund Class I
Sold	160,216	$1,667,883	7,343	$73,175
Issued as reinvestment of dividends	356	3,586	1,671	15,895
Redeemed	(6,405)	(67,928)	(37,566)	(349,425)

Net increase (decrease)	154,167	$1,603,541	(28,552)	$(260,355)

MM RetireSMART Growth Fund Class R5
Sold	92,470	$963,127	612,985	$5,849,440
Issued as reinvestment of dividends	7,827	79,033	27,152	258,484
Redeemed	(63,553)	(655,004)	(544,583)	(5,148,044)

Net increase (decrease)	36,744	$387,156	95,554	$959,880

MM RetireSMART Growth Fund Service Class
Sold	17,989	$184,653	91,504	$886,966
Issued as reinvestment of dividends	2,417	24,434	11,524	109,819
Redeemed	(28,011)	(284,861)	(395,108)	(3,795,288)

Net increase (decrease)	(7,605)	$(75,774)	(292,080)	$(2,798,503)

MM RetireSMART Growth Fund Administrative Class
Sold	619,974	$6,372,963	544,049	$5,242,066
Issued as reinvestment of dividends	41,354	417,867	173,044	1,649,113
Redeemed	(770,781)	(7,822,633)	(1,744,163)	(16,730,437)

Net increase (decrease)	(109,453)	$(1,031,803)	(1,027,070)	$(9,839,258)

71

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MM RetireSMART Growth Fund Class A
Sold	242,454	$2,492,394	798,990	$7,624,108
Issued as reinvestment of dividends	52,295	528,017	221,225	2,106,064
Redeemed	(821,355)	(8,416,114)	(1,585,272)	(15,349,426)

Net increase (decrease)	(526,606)	$(5,395,703)	(565,057)	$(5,619,254)

MM RetireSMART Growth Fund Class R4
Sold	504,071	$5,104,229	577,901	$5,595,290
Issued as reinvestment of dividends	13,075	130,983	13,871	131,355
Redeemed	(133,722)	(1,372,128)	(138,115)	(1,278,832)

Net increase (decrease)	383,424	$3,863,084	453,657	$4,447,813

MM RetireSMART Growth Fund Class R3
Sold	173,887	$1,749,661	367,179	$3,403,532
Issued as reinvestment of dividends	6,607	66,116	8,471	80,137
Redeemed	(68,242)	(707,253)	(77,110)	(702,003)

Net increase (decrease)	112,252	$1,108,524	298,540	$2,781,666

MM RetireSMART In Retirement Fund Class I
Sold	216,019	$2,378,838	189,460	$2,064,259
Issued as reinvestment of dividends	7,023	75,147	-	-
Redeemed	(124,743)	(1,367,708)	(25,234)	(274,345)

Net increase (decrease)	98,299	$1,086,277	164,226	$1,789,914

MM RetireSMART In Retirement Fund Class R5
Sold	112,264	$1,239,856	291,120	$3,043,415
Issued as reinvestment of dividends	8,102	86,849	-	-
Redeemed	(30,060)	(329,305)	(50,046)	(540,388)

Net increase (decrease)	90,306	$997,400	241,074	$2,503,027

MM RetireSMART In Retirement Fund Service Class
Sold	91,003	$1,001,259	352,888	$3,783,675
Issued as reinvestment of dividends	30,747	329,916	-	-
Redeemed	(226,522)	(2,483,750)	(873,747)	(9,217,537)

Net increase (decrease)	(104,772)	$(1,152,575)	(520,859)	$(5,433,862)

MM RetireSMART In Retirement Fund Administrative Class
Sold	145,979	$1,601,895	290,382	$3,095,875
Issued as reinvestment of dividends	54,350	583,717	-	-
Redeemed	(528,963)	(5,825,786)	(635,244)	(6,798,172)

Net increase (decrease)	(328,634)	$(3,640,174)	(344,862)	$(3,702,297)

MM RetireSMART In Retirement Fund Class A
Sold	100,526	$1,096,786	332,683	$3,506,949
Issued as reinvestment of dividends	37,408	399,144	-	-
Redeemed	(224,965)	(2,446,556)	(388,552)	(4,135,752)

Net increase (decrease)	(87,031)	$(950,626)	(55,869)	$(628,803)

72

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MM RetireSMART In Retirement Fund Class R4
Sold	144,677	$1,563,316	678,398	$7,109,750
Issued as reinvestment of dividends	13,816	146,312	-	-
Redeemed	(189,248)	(2,050,554)	(530,415)	(5,555,892)

Net increase (decrease)	(30,755)	$(340,926)	147,983	$1,553,858

MM RetireSMART In Retirement Fund Class R3
Sold	283,027	$3,036,325	884,356	$9,247,283
Issued as reinvestment of dividends	26,934	283,347	-	-
Redeemed	(218,710)	(2,348,525)	(440,447)	(4,577,748)

Net increase (decrease)	91,251	$971,147	443,909	$4,669,535

MM RetireSMART 2010 Fund Class I
Sold	23,505	$272,660	5,406	$60,850
Issued as reinvestment of dividends	1,719	19,374	-	-
Redeemed	(3,613)	(41,865)	(12,937)	(145,993)

Net increase (decrease)	21,611	$250,169	(7,531)	$(85,143)

MM RetireSMART 2010 Fund Class R5
Sold	49,663	$576,368	137,677	$1,522,793
Issued as reinvestment of dividends	4,728	53,710	-	-
Redeemed	(11,126)	(129,970)	(148,463)	(1,686,299)

Net increase (decrease)	43,265	$500,108	(10,786)	$(163,506)

MM RetireSMART 2010 Fund Service Class
Sold	65,415	$764,735	544,983	$6,178,297
Issued as reinvestment of dividends	54,955	625,941	-	-
Redeemed	(559,495)	(6,520,356)	(1,041,131)	(11,756,276)

Net increase (decrease)	(439,125)	$(5,129,680)	(496,148)	$(5,577,979)

MM RetireSMART 2010 Fund Administrative Class
Sold	349,391	$4,102,101	352,308	$4,009,409
Issued as reinvestment of dividends	35,956	408,456	-	-
Redeemed	(227,138)	(2,652,500)	(879,732)	(10,008,889)

Net increase (decrease)	158,209	$1,858,057	(527,424)	$(5,999,480)

MM RetireSMART 2010 Fund Class A
Sold	54,992	$637,049	307,822	$3,448,969
Issued as reinvestment of dividends	44,783	505,603	-	-
Redeemed	(367,336)	(4,251,489)	(717,198)	(8,039,520)

Net increase (decrease)	(267,561)	$(3,108,837)	(409,376)	$(4,590,551)

MM RetireSMART 2010 Fund Class R4
Sold	199,126	$2,296,650	659,161	$7,331,615
Issued as reinvestment of dividends	13,890	155,572	-	-
Redeemed	(69,852)	(805,335)	(442,384)	(4,954,937)

Net increase (decrease)	143,164	$1,646,887	216,777	$2,376,678

MM RetireSMART 2010 Fund Class R3
Sold	132,944	$1,505,817	395,089	$4,325,036
Issued as reinvestment of dividends	22,907	254,036	-	-
Redeemed	(144,283)	(1,645,855)	(351,670)	(3,865,385)

Net increase (decrease)	11,568	$113,998	43,419	$459,651

73

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MM RetireSMART 2015 Fund Class I
Sold	43,309	$494,648	203,448	$2,232,765
Issued as reinvestment of dividends	8,752	97,801	9,755	104,948
Redeemed	(153,816)	(1,744,056)	(64,854)	(717,413)

Net increase (decrease)	(101,755)	$(1,151,607)	148,349	$1,620,300

MM RetireSMART 2015 Fund Class R5
Sold	2,658	$30,084	9,272	$100,049
Issued as reinvestment of dividends	1,241	13,864	3,600	38,738
Redeemed	(248)	(2,851)	(100,221)	(1,100,976)

Net increase (decrease)	3,651	$41,097	(87,349)	$(962,189)

MM RetireSMART 2015 Fund Service Class
Sold	35,741	$407,608	474,722	$5,284,210
Issued as reinvestment of dividends	15,158	169,556	28,879	311,318
Redeemed	(453,676)	(5,127,129)	(427,385)	(4,670,179)

Net increase (decrease)	(402,777)	$(4,549,965)	76,216	$925,349

MM RetireSMART 2015 Fund Administrative Class
Sold	173,653	$1,973,592	973,237	$10,722,858
Issued as reinvestment of dividends	25,179	280,647	32,424	348,230
Redeemed	(269,262)	(3,073,975)	(665,269)	(7,289,586)

Net increase (decrease)	(70,430)	$(819,736)	340,392	$3,781,502

MM RetireSMART 2015 Fund Class A
Sold	101,651	$1,148,039	367,608	$4,013,780
Issued as reinvestment of dividends	27,521	305,112	35,011	373,915
Redeemed	(454,169)	(5,114,059)	(605,119)	(6,543,921)

Net increase (decrease)	(324,997)	$(3,660,908)	(202,500)	$(2,156,226)

MM RetireSMART 2015 Fund Class R4
Sold	399,507	$4,467,910	1,667,769	$18,346,267
Issued as reinvestment of dividends	36,499	402,821	57,748	614,445
Redeemed	(468,535)	(5,284,494)	(965,633)	(10,444,382)

Net increase (decrease)	(32,529)	$(413,763)	759,884	$8,516,330

MM RetireSMART 2015 Fund Class R3
Sold	187,998	$2,103,055	1,742,911	$18,821,539
Issued as reinvestment of dividends	41,762	460,945	62,980	669,484
Redeemed	(558,018)	(6,224,532)	(827,922)	(8,962,288)

Net increase (decrease)	(328,258)	$(3,660,532)	977,969	$10,528,735

MM RetireSMART 2020 Fund Class I
Sold	839,737	$10,089,938	277,620	$3,185,599
Issued as reinvestment of dividends	28,772	338,730	28,439	321,072
Redeemed	(101,094)	(1,212,295)	(116,675)	(1,347,305)

Net increase (decrease)	767,415	$9,216,373	189,384	$2,159,366

MM RetireSMART 2020 Fund Class R5
Sold	562,533	$6,767,869	1,339,576	$15,021,700
Issued as reinvestment of dividends	35,478	417,341	25,316	285,577
Redeemed	(244,634)	(2,923,139)	(481,723)	(5,514,782)

Net increase (decrease)	353,377	$4,262,071	883,169	$9,792,495

74

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MM RetireSMART 2020 Fund Service Class
Sold	663,257	$7,997,115	3,415,738	$39,301,851
Issued as reinvestment of dividends	230,082	2,715,762	517,599	5,859,222
Redeemed	(3,538,711)	(42,254,153)	(5,585,289)	(63,646,945)

Net increase (decrease)	(2,645,372)	$(31,541,276)	(1,651,952)	$(18,485,872)

MM RetireSMART 2020 Fund Administrative Class
Sold	863,592	$10,381,582	2,407,268	$27,799,427
Issued as reinvestment of dividends	190,157	2,240,726	395,102	4,464,652
Redeemed	(2,092,516)	(25,042,961)	(4,025,959)	(46,385,169)

Net increase (decrease)	(1,038,767)	$(12,420,653)	(1,223,589)	$(14,121,090)

MM RetireSMART 2020 Fund Class A
Sold	305,092	$3,642,738	1,244,336	$14,095,582
Issued as reinvestment of dividends	118,218	1,386,939	260,606	2,929,211
Redeemed	(1,985,361)	(23,676,301)	(2,480,965)	(28,230,279)

Net increase (decrease)	(1,562,051)	$(18,646,624)	(976,023)	$(11,205,486)

MM RetireSMART 2020 Fund Class R4
Sold	662,758	$7,837,584	3,918,073	$44,894,162
Issued as reinvestment of dividends	92,244	1,068,362	149,436	1,660,239
Redeemed	(853,337)	(10,055,880)	(1,617,283)	(18,193,961)

Net increase (decrease)	(98,335)	$(1,149,934)	2,450,226	$28,360,440

MM RetireSMART 2020 Fund Class R3
Sold	733,380	$8,516,794	3,900,817	$43,663,620
Issued as reinvestment of dividends	121,553	1,389,615	214,598	2,354,133
Redeemed	(1,336,494)	(15,505,860)	(1,983,319)	(22,251,530)

Net increase (decrease)	(481,561)	$(5,599,451)	2,132,096	$23,766,223

MM RetireSMART 2025 Fund Class I
Sold	596,470	$7,232,910	668,059	$7,789,421
Issued as reinvestment of dividends	33,920	402,339	17,845	202,187
Redeemed	(190,649)	(2,304,698)	(79,917)	(919,889)

Net increase (decrease)	439,741	$5,330,551	605,987	$7,071,719

MM RetireSMART 2025 Fund Class R5
Sold	5,681	$68,913	19,486	$220,628
Issued as reinvestment of dividends	1,324	15,703	9,667	109,429
Redeemed	(2,307)	(27,905)	(342,876)	(3,929,528)

Net increase (decrease)	4,698	$56,711	(313,723)	$(3,599,471)

MM RetireSMART 2025 Fund Service Class
Sold	151,146	$1,835,821	1,283,176	$14,573,289
Issued as reinvestment of dividends	44,923	533,304	50,138	568,564
Redeemed	(794,939)	(9,613,238)	(765,371)	(8,736,759)

Net increase (decrease)	(598,870)	$(7,244,113)	567,943	$6,405,094

MM RetireSMART 2025 Fund Administrative Class
Sold	508,028	$6,146,191	1,712,574	$19,544,244
Issued as reinvestment of dividends	82,588	977,966	70,258	795,318
Redeemed	(526,912)	(6,336,065)	(952,083)	(10,731,172)

Net increase (decrease)	63,704	$788,092	830,749	$9,608,390

75

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MM RetireSMART 2025 Fund Class A
Sold	233,702	$2,807,249	1,098,009	$12,271,294
Issued as reinvestment of dividends	68,468	805,291	62,401	701,383
Redeemed	(820,964)	(9,843,891)	(995,746)	(11,212,941)

Net increase (decrease)	(518,794)	$(6,231,351)	164,664	$1,759,736

MM RetireSMART 2025 Fund Class R4
Sold	996,227	$11,920,030	3,904,061	$44,829,182
Issued as reinvestment of dividends	97,059	1,137,691	95,708	1,071,927
Redeemed	(664,616)	(7,954,854)	(1,721,909)	(19,445,127)

Net increase (decrease)	428,670	$5,102,867	2,277,860	$26,455,982

MM RetireSMART 2025 Fund Class R3
Sold	1,071,305	$12,649,049	3,852,599	$43,555,931
Issued as reinvestment of dividends	137,256	1,606,133	110,055	1,231,519
Redeemed	(661,720)	(7,854,164)	(1,344,491)	(15,327,442)

Net increase (decrease)	546,841	$6,401,018	2,618,163	$29,460,008

MM RetireSMART 2030 Fund Class I
Sold	581,871	$7,023,630	345,608	$3,946,594
Issued as reinvestment of dividends	22,237	262,876	26,072	292,273
Redeemed	(111,931)	(1,370,040)	(115,678)	(1,323,117)

Net increase (decrease)	492,177	$5,916,466	256,002	$2,915,750

MM RetireSMART 2030 Fund Class R5
Sold	799,226	$9,636,378	1,771,791	$19,580,675
Issued as reinvestment of dividends	45,252	534,057	29,405	329,044
Redeemed	(208,656)	(2,467,821)	(517,163)	(5,910,432)

Net increase (decrease)	635,822	$7,702,614	1,284,033	$13,999,287

MM RetireSMART 2030 Fund Service Class
Sold	834,738	$10,127,611	3,235,331	$37,190,785
Issued as reinvestment of dividends	230,075	2,722,220	704,985	7,902,884
Redeemed	(3,011,619)	(35,793,104)	(5,725,121)	(64,412,755)

Net increase (decrease)	(1,946,806)	$(22,943,273)	(1,784,805)	$(19,319,086)

MM RetireSMART 2030 Fund Administrative Class
Sold	1,087,147	$12,963,914	2,088,587	$23,560,455
Issued as reinvestment of dividends	174,607	2,065,603	491,551	5,510,285
Redeemed	(2,268,673)	(26,968,199)	(3,579,403)	(40,649,867)

Net increase (decrease)	(1,006,919)	$(11,938,682)	(999,265)	$(11,579,127)

MM RetireSMART 2030 Fund Class A
Sold	435,839	$5,216,575	1,286,678	$14,257,139
Issued as reinvestment of dividends	110,007	1,293,685	308,997	3,445,320
Redeemed	(1,666,945)	(20,066,254)	(1,938,374)	(21,972,939)

Net increase (decrease)	(1,121,099)	$(13,555,994)	(342,699)	$(4,270,480)

MM RetireSMART 2030 Fund Class R4
Sold	911,430	$10,836,182	3,968,822	$45,261,873
Issued as reinvestment of dividends	85,644	1,001,177	171,978	1,907,241
Redeemed	(728,747)	(8,663,887)	(1,489,502)	(16,792,499)

Net increase (decrease)	268,327	$3,173,472	2,651,298	$30,376,615

76

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MM RetireSMART 2030 Fund Class R3
Sold	814,888	$9,527,555	3,987,109	$44,521,456
Issued as reinvestment of dividends	139,858	1,615,362	318,015	3,485,448
Redeemed	(804,041)	(9,436,462)	(1,727,093)	(19,289,178)

Net increase (decrease)	150,705	$1,706,455	2,578,031	$28,717,726

MM RetireSMART 2035 Fund Class I
Sold	375,158	$4,674,183	490,622	$5,718,910
Issued as reinvestment of dividends	25,687	310,561	10,681	123,043
Redeemed	(77,241)	(961,825)	(86,779)	(1,010,805)

Net increase (decrease)	323,604	$4,022,919	414,524	$4,831,148

MM RetireSMART 2035 Fund Class R5
Sold	16,930	$211,242	50,555	$597,530
Issued as reinvestment of dividends	3,602	43,551	7,635	87,880
Redeemed	(24,621)	(305,783)	(202,093)	(2,341,278)

Net increase (decrease)	(4,089)	$(50,990)	(143,903)	$(1,655,868)

MM RetireSMART 2035 Fund Service Class
Sold	124,082	$1,534,986	701,425	$8,181,693
Issued as reinvestment of dividends	35,089	428,786	34,101	396,598
Redeemed	(332,455)	(4,145,884)	(426,208)	(5,037,461)

Net increase (decrease)	(173,284)	$(2,182,112)	309,318	$3,540,830

MM RetireSMART 2035 Fund Administrative Class
Sold	334,139	$4,126,556	991,970	$11,400,296
Issued as reinvestment of dividends	52,617	641,401	42,365	491,852
Redeemed	(428,115)	(5,266,525)	(555,313)	(6,439,187)

Net increase (decrease)	(41,359)	$(498,568)	479,022	$5,452,961

MM RetireSMART 2035 Fund Class A
Sold	191,613	$2,366,125	702,615	$8,057,345
Issued as reinvestment of dividends	56,468	683,259	48,673	561,205
Redeemed	(643,640)	(7,933,983)	(428,429)	(5,002,786)

Net increase (decrease)	(395,559)	$(4,884,599)	322,859	$3,615,764

MM RetireSMART 2035 Fund Class R4
Sold	743,527	$9,140,390	2,925,795	$34,584,863
Issued as reinvestment of dividends	78,331	944,541	68,740	789,821
Redeemed	(368,614)	(4,553,722)	(1,138,040)	(13,229,076)

Net increase (decrease)	453,244	$5,531,209	1,856,495	$22,145,608

MM RetireSMART 2035 Fund Class R3
Sold	576,560	$7,062,884	2,603,262	$30,127,098
Issued as reinvestment of dividends	105,108	1,265,501	73,264	841,068
Redeemed	(438,963)	(5,360,643)	(632,367)	(7,354,855)

Net increase (decrease)	242,705	$2,967,742	2,044,159	$23,613,311

MM RetireSMART 2040 Fund Class I
Sold	470,340	$5,514,714	183,662	$2,044,042
Issued as reinvestment of dividends	10,276	119,196	12,366	135,656
Redeemed	(179,893)	(2,092,437)	(73,444)	(834,840)

Net increase (decrease)	300,723	$3,541,473	122,584	$1,344,858

77

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MM RetireSMART 2040 Fund Class R5
Sold	586,932	$7,017,919	941,642	$10,187,778
Issued as reinvestment of dividends	18,598	215,736	13,242	145,263
Redeemed	(54,162)	(633,965)	(222,595)	(2,461,185)

Net increase (decrease)	551,368	$6,599,690	732,289	$7,871,856

MM RetireSMART 2040 Fund Service Class
Sold	538,548	$6,373,486	1,884,149	$21,046,504
Issued as reinvestment of dividends	123,326	1,433,051	473,079	5,199,140
Redeemed	(1,949,091)	(22,710,039)	(3,644,564)	(40,144,879)

Net increase (decrease)	(1,287,217)	$(14,903,502)	(1,287,336)	$(13,899,235)

MM RetireSMART 2040 Fund Administrative Class
Sold	606,657	$7,153,459	1,571,150	$17,186,419
Issued as reinvestment of dividends	113,648	1,317,185	404,988	4,438,672
Redeemed	(1,370,073)	(16,125,406)	(2,414,350)	(26,598,726)

Net increase (decrease)	(649,768)	$(7,654,762)	(438,212)	$(4,973,635)

MM RetireSMART 2040 Fund Class A
Sold	400,316	$4,674,022	965,190	$10,576,843
Issued as reinvestment of dividends	61,950	713,668	220,219	2,400,382
Redeemed	(1,293,729)	(15,190,301)	(1,199,713)	(13,347,516)

Net increase (decrease)	(831,463)	$(9,802,611)	(14,304)	$(370,291)

MM RetireSMART 2040 Fund Class R4
Sold	649,699	$7,549,576	2,494,153	$27,844,497
Issued as reinvestment of dividends	51,271	586,936	133,944	1,450,609
Redeemed	(526,366)	(6,072,756)	(915,272)	(10,060,904)

Net increase (decrease)	174,604	$2,063,756	1,712,825	$19,234,202

MM RetireSMART 2040 Fund Class R3
Sold	646,143	$7,377,068	2,617,559	$28,455,735
Issued as reinvestment of dividends	63,700	719,797	156,631	1,675,957
Redeemed	(544,237)	(6,217,319)	(718,286)	(7,888,607)

Net increase (decrease)	165,606	$1,879,546	2,055,904	$22,243,085

MM RetireSMART 2045 Fund Class I
Sold	153,757	$1,922,761	185,499	$2,181,045
Issued as reinvestment of dividends	9,258	112,389	3,332	38,654
Redeemed	(28,171)	(354,470)	(31,889)	(380,179)

Net increase (decrease)	134,844	$1,680,680	156,942	$1,839,520

MM RetireSMART 2045 Fund Class R5
Sold	4,721	$58,591	12,000	$138,777
Issued as reinvestment of dividends	862	10,480	3,627	42,063
Redeemed	(673)	(8,488)	(128,892)	(1,506,174)

Net increase (decrease)	4,910	$60,583	(113,265)	$(1,325,334)

MM RetireSMART 2045 Fund Service Class
Sold	121,513	$1,504,970	347,558	$4,064,764
Issued as reinvestment of dividends	22,931	278,581	18,065	209,736
Redeemed	(238,266)	(2,950,067)	(221,236)	(2,585,034)

Net increase (decrease)	(93,822)	$(1,166,516)	144,387	$1,689,466

78

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MM RetireSMART 2045 Fund Administrative Class
Sold	176,973	$2,188,365	598,336	$6,749,487
Issued as reinvestment of dividends	29,950	363,255	19,582	226,961
Redeemed	(117,360)	(1,458,428)	(377,504)	(4,398,568)

Net increase (decrease)	89,563	$1,093,192	240,414	$2,577,880

MM RetireSMART 2045 Fund Class A
Sold	196,851	$2,427,764	509,840	$5,887,923
Issued as reinvestment of dividends	37,006	445,497	27,615	317,849
Redeemed	(426,050)	(5,228,392)	(347,517)	(4,069,607)

Net increase (decrease)	(192,193)	$(2,355,131)	189,938	$2,136,165

MM RetireSMART 2045 Fund Class R4
Sold	443,101	$5,438,170	1,396,968	$16,321,692
Issued as reinvestment of dividends	49,417	592,437	36,449	417,710
Redeemed	(261,359)	(3,208,548)	(423,072)	(4,908,056)

Net increase (decrease)	231,159	$2,822,059	1,010,345	$11,831,346

MM RetireSMART 2045 Fund Class R3
Sold	448,300	$5,474,767	1,764,232	$20,283,276
Issued as reinvestment of dividends	76,688	917,958	45,914	526,172
Redeemed	(207,554)	(2,545,071)	(337,046)	(3,917,712)

Net increase (decrease)	317,434	$3,847,654	1,473,100	$16,891,736

MM RetireSMART 2050 Fund Class I
Sold	105,528	$919,765	142,082	$1,144,078
Issued as reinvestment of dividends	5,865	49,841	5,854	47,005
Redeemed	(24,613)	(214,668)	(27,450)	(223,890)

Net increase (decrease)	86,780	$754,938	120,486	$967,193

MM RetireSMART 2050 Fund Class R5
Sold	483,648	$4,198,284	1,025,355	$8,096,335
Issued as reinvestment of dividends	18,666	158,475	4,944	39,698
Redeemed	(97,262)	(846,637)	(222,038)	(1,787,005)

Net increase (decrease)	405,052	$3,510,122	808,261	$6,349,028

MM RetireSMART 2050 Fund Service Class
Sold	646,094	$5,577,875	1,588,846	$12,953,580
Issued as reinvestment of dividends	77,320	657,063	191,638	1,540,769
Redeemed	(1,040,611)	(8,857,420)	(2,056,834)	(16,481,327)

Net increase (decrease)	(317,197)	$(2,622,482)	(276,350)	$(1,986,978)

MM RetireSMART 2050 Fund Administrative Class
Sold	539,608	$4,674,858	1,407,266	$11,352,823
Issued as reinvestment of dividends	66,139	562,043	133,151	1,070,536
Redeemed	(636,264)	(5,423,393)	(1,049,582)	(8,469,416)

Net increase (decrease)	(30,517)	$(186,492)	490,835	$3,953,943

MM RetireSMART 2050 Fund Class A
Sold	354,947	$3,047,435	882,802	$7,081,328
Issued as reinvestment of dividends	37,632	317,897	76,016	607,364
Redeemed	(571,448)	(4,916,961)	(623,654)	(5,008,314)

Net increase (decrease)	(178,869)	$(1,551,629)	335,164	$2,680,378

79

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

	Shares	Amount	Shares	Amount
MM RetireSMART 2050 Fund Class R4
Sold	459,075	$3,928,989	1,617,152	$13,094,193
Issued as reinvestment of dividends	38,688	325,666	67,790	539,613
Redeemed	(471,625)	(3,981,728)	(509,713)	(4,109,015)

Net increase (decrease)	26,138	$272,927	1,175,229	$9,524,791

MM RetireSMART 2050 Fund Class R3
Sold	733,726	$6,216,038	2,040,051	$16,226,219
Issued as reinvestment of dividends	54,816	458,672	80,913	641,640
Redeemed	(365,427)	(3,127,904)	(493,832)	(3,991,554)

Net increase (decrease)	423,115	$3,546,806	1,627,132	$12,876,305

MM RetireSMART 2055 Fund Class I
Sold	68,400	$719,661	63,674	$623,281
Issued as reinvestment of dividends	3,149	32,026	957	9,291
Redeemed	(18,950)	(200,241)	(20,843)	(206,418)

Net increase (decrease)	52,599	$551,446	43,788	$426,154

MM RetireSMART 2055 Fund Class R5
Sold	1,841	$19,241	10,776	$103,114
Issued as reinvestment of dividends	223	2,274	691	6,710
Redeemed	(23)	(249)	(31,733)	(311,160)

Net increase (decrease)	2,041	$21,266	(20,266)	$(201,336)

MM RetireSMART 2055 Fund Service Class
Sold	86,715	$904,337	141,473	$1,384,792
Issued as reinvestment of dividends	6,324	64,496	2,292	22,321
Redeemed	(45,836)	(477,800)	(28,457)	(280,044)

Net increase (decrease)	47,203	$491,033	115,308	$1,127,069

MM RetireSMART 2055 Fund Administrative Class
Sold	154,137	$1,593,891	158,331	$1,545,786
Issued as reinvestment of dividends	9,321	94,685	3,180	30,879
Redeemed	(52,355)	(547,157)	(50,789)	(493,109)

Net increase (decrease)	111,103	$1,141,419	110,722	$1,083,556

MM RetireSMART 2055 Fund Class A
Sold	75,860	$786,124	162,159	$1,572,797
Issued as reinvestment of dividends	11,911	120,881	6,420	62,282
Redeemed	(154,884)	(1,601,798)	(74,933)	(733,034)

Net increase (decrease)	(67,113)	$(694,793)	93,646	$902,045

MM RetireSMART 2055 Fund Class R4
Sold	256,232	$2,653,915	473,066	$4,653,313
Issued as reinvestment of dividends	14,322	145,061	5,738	55,542
Redeemed	(68,718)	(708,091)	(118,245)	(1,153,252)

Net increase (decrease)	201,836	$2,090,885	360,559	$3,555,603

MM RetireSMART 2055 Fund Class R3
Sold	378,385	$3,913,636	891,494	$8,656,888
Issued as reinvestment of dividends	33,855	341,932	11,499	111,076
Redeemed	(226,179)	(2,375,863)	(121,065)	(1,181,747)

Net increase (decrease)	186,061	$1,879,705	781,928	$7,586,217

80

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2017			Year Ended September 30, 2016

	Shares		Amount	Shares	Amount
MM RetireSMART 2060 Fund Class I*
Sold	1,949		$20,128	940,000	$9,400,000
Issued as reinvestment of dividends	14		134	14,607	140,081

Net increase (decrease)	1,963		$20,262	954,607	$9,540,081

MM RetireSMART 2060 Fund Class R5*
Sold	1,611		$16,776	10,000	$100,000
Issued as reinvestment of dividends	-		-	154	1,480
Redeemed	-	+	(2)	-	-

Net increase (decrease)	1,611		$16,774	10,154	$101,480

MM RetireSMART 2060 Fund Service Class*
Sold	4,521		$45,748	11,083	$110,908
Issued as reinvestment of dividends	118		1,171	153	1,469
Redeemed	(234)		(2,404)	(2)	(18)

Net increase (decrease)	4,405		$44,515	11,234	$112,359

MM RetireSMART 2060 Fund Administrative Class*
Sold	12,801		$131,093	11,200	$112,090
Issued as reinvestment of dividends	372		3,683	152	1,459
Redeemed	(1,134)		(11,683)	-	(1)

Net increase (decrease)	12,039		$123,093	11,352	$113,548

MM RetireSMART 2060 Fund Class A*
Sold	412		$4,226	11,085	$110,783
Issued as reinvestment of dividends	46		457	149	1,433
Redeemed	-	+	(1)	-	-

Net increase (decrease)	458		$4,682	11,234	$112,216

MM RetireSMART 2060 Fund Class R4*
Sold	851		$8,733	10,000	$100,000
Issued as reinvestment of dividends	8		77	151	1,443
Redeemed	-	+	(5)	-	-

Net increase (decrease)	859		$8,805	10,151	$101,443

MM RetireSMART 2060 Fund Class R3*
Sold	8,917		$90,398	11,738	$117,593
Issued as reinvestment of dividends	218		2,160	148	1,417
Redeemed	(724)		(7,235)	-	-

Net increase (decrease)	8,411		$85,323	11,886	$119,010

*	Fund commenced operations on November 23, 2015.
+	Amount is less than 0.5 shares.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2017, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2017, were waived for any redemptions or exchanges subject to such a charge.

81

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At March 31, 2017, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM RetireSMART Conservative Fund	$202,383,513	$3,881,037	$(3,068,262)	$812,775
MM RetireSMART Moderate Fund	305,076,380	10,740,226	(3,173,465)	7,566,761
MM RetireSMART Moderate Growth Fund	246,258,425	11,517,767	(1,217,787)	10,299,980
MM RetireSMART Growth Fund	96,729,463	5,105,584	(288,190)	4,817,394
MM RetireSMART In Retirement Fund	86,381,308	2,067,133	(1,019,127)	1,048,006
MM RetireSMART 2010 Fund	71,850,809	2,115,552	(801,830)	1,313,722
MM RetireSMART 2015 Fund	90,683,190	3,443,146	(887,738)	2,555,408
MM RetireSMART 2020 Fund	484,747,013	18,869,663	(4,047,571)	14,822,092
MM RetireSMART 2025 Fund	248,634,837	13,113,924	(1,234,333)	11,879,591
MM RetireSMART 2030 Fund	520,030,199	25,944,286	(2,559,350)	23,384,936
MM RetireSMART 2035 Fund	186,271,747	10,924,425	(644,489)	10,279,936
MM RetireSMART 2040 Fund	309,208,469	16,891,745	(1,238,539)	15,653,206
MM RetireSMART 2045 Fund	107,266,880	6,568,703	(284,622)	6,284,081
MM RetireSMART 2050 Fund	152,570,888	9,273,673	(450,439)	8,823,234
MM RetireSMART 2055 Fund	32,282,199	2,063,795	(41,246)	2,022,549
MM RetireSMART 2060 Fund	10,518,047	519,464	(95,154)	424,310

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2016, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2017	Expiring 2018
MM RetireSMART In Retirement Fund	$15,224,696	$-
MM RetireSMART 2010 Fund	15,420,913	865,289

Net capital loss carryforwards for the Fund(s) shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

At September 30, 2016, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long term Capital Loss Carryforward
MM RetireSMART Conservative Fund	$3,804	$104,615
MM RetireSMART Moderate Fund	-	108,458

82

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2016, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
MM RetireSMART Conservative Fund	$4,588,164	$610,912	$-
MM RetireSMART Moderate Fund	6,837,367	4,125,496	-
MM RetireSMART Moderate Growth Fund	4,747,617	5,630,015	-
MM RetireSMART Growth Fund	1,415,323	2,948,527	-
MM RetireSMART 2015 Fund	2,067,255	396,450	-
MM RetireSMART 2020 Fund	9,951,909	7,922,199	-
MM RetireSMART 2025 Fund	3,542,684	1,140,211	-
MM RetireSMART 2030 Fund	9,436,842	13,435,653	-
MM RetireSMART 2035 Fund	2,324,240	969,726	-
MM RetireSMART 2040 Fund	5,165,066	10,285,668	-
MM RetireSMART 2045 Fund	1,202,054	606,195	-
MM RetireSMART 2050 Fund	1,915,615	2,574,741	-
MM RetireSMART 2055 Fund	245,819	79,527	-
MM RetireSMART 2060 Fund	148,782	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2016:

Amount
MM RetireSMART Conservative Fund	$35,901
MM RetireSMART Moderate Fund	129,451
MM RetireSMART Moderate Growth Fund	161,086
MM RetireSMART Growth Fund	65,157
MM RetireSMART In Retirement Fund	17,908
MM RetireSMART 2010 Fund	25,834
MM RetireSMART 2015 Fund	32,630
MM RetireSMART 2020 Fund	216,784
MM RetireSMART 2025 Fund	93,114
MM RetireSMART 2030 Fund	289,348
MM RetireSMART 2035 Fund	80,653
MM RetireSMART 2040 Fund	180,206
MM RetireSMART 2045 Fund	45,855
MM RetireSMART 2050 Fund	76,805
MM RetireSMART 2055 Fund	9,978
MM RetireSMART 2060 Fund	6,138

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2016, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, nontaxable dividend basis adjustments, and deferred Trustee compensation.

83

Notes to Financial Statements (Unaudited) (Continued)

At September 30, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
MM RetireSMART Conservative Fund	$210,257	$(108,419)	$(2,290,617)	$(2,991,675)
MM RetireSMART Moderate Fund	663,519	(108,458)	(2,098,182)	(7,745,827)
MM RetireSMART Moderate Growth Fund	860,934	-	(670,353)	(8,689,922)
MM RetireSMART Growth Fund	198,135	-	(338,316)	(4,585,605)
MM RetireSMART In Retirement Fund	1,904,432	(15,224,696)	(1,460,684)	(1,570,565)
MM RetireSMART 2010 Fund	2,022,692	(16,286,202)	(2,535,405)	(1,615,186)
MM RetireSMART 2015 Fund	65,948	-	(605,607)	(950,291)
MM RetireSMART 2020 Fund	1,288,929	-	(5,411,084)	(13,840,168)
MM RetireSMART 2025 Fund	579,887	1,207,363	(9,017)	(3,868,514)
MM RetireSMART 2030 Fund	1,838,411	-	(4,896,552)	(16,990,872)
MM RetireSMART 2035 Fund	454,730	1,368,154	(6,693)	(3,106,976)
MM RetireSMART 2040 Fund	949,288	-	(1,819,099)	(11,449,978)
MM RetireSMART 2045 Fund	447,033	960,954	(3,690)	(1,786,477)
MM RetireSMART 2050 Fund	690,316	95,072	(11,816)	(4,747,155)
MM RetireSMART 2055 Fund	120,399	338,094	(634)	(107,121)
MM RetireSMART 2060 Fund	55,404	258,279	(206)	(135,203)

The Funds did not have any unrecognized tax benefits at March 31, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2017, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2017, was as follows:

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund
Barings Global Floating Rate Fund, Class Y*	155,256	10,936	57,036	109,156	$1,046,806	$27,458	$-	$14,489
MassMutual Premier Core Bond Fund, Class I	3,009,791	573,105	733,171	2,849,725	30,577,549	944,810	-	(287,930)
MassMutual Premier Disciplined Growth Fund, Class I	291,263	101,983	75,293	317,953	3,783,637	52,696	251,067	(21,507)
MassMutual Premier Disciplined Value Fund, Class I	214,182	64,080	58,779	219,483	3,696,088	117,271	124,406	28,678
MassMutual Premier High Yield Fund, Class I	686,807	153,779	412,962	427,624	3,938,415	261,170	-	240,314
MassMutual Premier Inflation-Protected and Income Fund, Class I	576,057	264,526	149,559	691,024	7,179,737	203,000	-	612
MassMutual Premier International Equity Fund, Class I	144,625	45,171	51,523	138,273	1,637,150	22,400	25,684	(58,701)
MassMutual Premier Short-Duration Bond Fund, Class I	1,836,975	1,488,908	433,682	2,892,201	29,587,218	629,251	-	(75,853)

84

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund (Continued)
MassMutual Premier Strategic Emerging Markets Fund, Class I	354,461	77,317	130,814	300,964	$3,367,783	$37,071	$-	$(225,272)
MassMutual Select Blue Chip Growth Fund, Class I	73,306	12,640	37,542	48,404	829,163	4,483	29,968	23,846
MassMutual Select Diversified International Fund, Class I	126,351	24,625	99,881	51,095	339,781	43,975	-	(13,035)
MassMutual Select Diversified Value Fund, Class I	39,099	21,630	11,529	49,200	772,439	16,788	29,929	5,279
MassMutual Select Equity Opportunities Fund, Class I	170,415	23,832	56,602	137,645	2,871,272	38,270	51,337	(226,567)
MassMutual Select Fundamental Growth Fund, Class I	67,923	45,417	18,396	94,944	725,369	6,926	77,862	(18,241)
MassMutual Select Fundamental Value Fund, Class I	41,293	26,224	12,103	55,414	685,465	12,626	49,182	(14,215)
MassMutual Select Growth Opportunities Fund, Class I	38,554	22,245	11,146	49,653	517,388	-	34,345	(22,484)
MassMutual Select Large Cap Value Fund, Class I	64,973	35,362	18,841	81,494	607,943	15,390	28,969	(14,829)
MassMutual Select Mid Cap Growth Fund, Class I	69,480	13,489	31,493	51,476	1,021,791	2,049	55,293	7,966
MassMutual Select Mid-Cap Value Fund, Class I	134,072	74,464	107,591	100,945	1,478,847	25,836	32,594	(95,992)
MassMutual Select Overseas Fund, Class I	483,061	848,975	803,640	528,396	4,475,516	101,372	-	92,333
MassMutual Select Small Cap Growth Equity Fund, Class I	72,011	10,436	18,596	63,851	911,151	-	-	(66,394)
MassMutual Select Small Cap Value Equity Fund, Class I	84,617	14,134	29,674	69,077	1,195,725	5,551	64,332	48,336
MassMutual Select Small Company Value Fund, Class I	51,260	6,726	17,613	40,373	509,502	5,449	3,247	(43,406)
MassMutual Select Strategic Bond Fund, Class I	1,137,325	165,822	235,751	1,067,396	10,983,504	279,176	-	69,132
MassMutual Select Total Return Bond Fund, Class I	1,372,559	280,840	294,260	1,359,139	13,292,376	324,675	261,465	7,818
MM Select Bond and Income Asset Fund, Class I	4,096,880	83,382	17,588	4,162,674	40,253,055	202,908	1,901	(5,980)
MM Select Equity Asset Fund, Class I	2,471,758	118,444	8,694	2,581,508	28,009,357	147,795	1,478	4,678
Oppenheimer Developing Markets Fund, Class I**	24,861	347	25,208	-	-	-	-	(49,255)
Oppenheimer International Bond Fund, Class I**	369,862	322,424	59,165	633,121	3,640,445	67,907	-	16,486
Oppenheimer Real Estate Fund, Class I**	26,558	61,763	41,128	47,193	1,192,100	16,509	123,028	(74,361)

					$199,126,572	$3,612,812	$1,246,087	$(754,055)

MM RetireSMART Moderate Fund
Barings Global Floating Rate Fund, Class Y*	259,485	15,681	104,699	170,467	$1,634,782	$43,626	$-	$(1,771)
MassMutual Premier Core Bond Fund, Class I	2,800,922	533,274	599,041	2,735,155	29,348,209	927,708	-	(106,591)
MassMutual Premier Disciplined Growth Fund, Class I	679,844	185,914	187,658	678,100	8,069,393	114,137	543,806	(3,615)
MassMutual Premier Disciplined Value Fund, Class I	502,567	108,203	142,645	468,125	7,883,219	254,224	269,690	153,371
MassMutual Premier High Yield Fund, Class I	1,129,209	166,433	684,311	611,331	5,630,357	413,489	-	418,185
MassMutual Premier Inflation-Protected and Income Fund, Class I	552,840	211,782	149,657	614,965	6,389,486	182,311	-	(8,323)
MassMutual Premier International Equity Fund, Class I	571,894	84,363	177,728	478,529	5,665,783	79,802	91,502	(339,338)
MassMutual Premier Short-Duration Bond Fund, Class I	1,504,293	884,158	306,161	2,082,290	21,301,831	438,924	-	(43,549)
MassMutual Premier Strategic Emerging Markets Fund, Class I	871,659	197,551	435,818	633,392	7,087,654	78,443	-	(641,334)
MassMutual Select Blue Chip Growth Fund, Class I	231,646	54,156	61,188	224,614	3,847,637	21,199	141,709	(43,783)
MassMutual Select Diversified International Fund, Class I	443,052	71,913	338,311	176,654	1,174,748	156,712	-	(143,509)
MassMutual Select Diversified Value Fund, Class I	235,144	52,688	59,532	228,300	3,584,310	79,442	141,623	71,485

85

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Moderate Fund (Continued)
MassMutual Select Equity Opportunities Fund, Class I	323,128	38,147	88,602	272,673	$5,687,956	$78,026	$104,668	$(368,769)
MassMutual Select Fundamental Growth Fund, Class I	408,061	132,541	100,103	440,499	3,365,416	32,753	368,195	(110,945)
MassMutual Select Fundamental Value Fund, Class I	249,933	68,475	61,284	257,124	3,180,630	59,733	232,671	(103,528)
MassMutual Select Growth Opportunities Fund, Class I	224,825	67,106	61,534	230,397	2,400,733	-	162,316	(87,852)
MassMutual Select Large Cap Value Fund, Class I	392,284	92,789	97,315	387,758	2,892,672	72,795	137,033	(124,205)
MassMutual Select Mid Cap Growth Fund, Class I	264,370	82,735	119,597	227,508	4,516,036	9,264	250,019	70,025
MassMutual Select Mid-Cap Value Fund, Class I	508,194	182,968	234,047	457,115	6,696,737	117,226	147,888	181,005
MassMutual Select Overseas Fund, Class I	1,935,091	445,563	648,789	1,731,865	14,668,896	331,543	-	(283,992)
MassMutual Select Small Cap Growth Equity Fund, Class I	256,820	35,685	75,780	216,725	3,092,665	-	-	(245,257)
MassMutual Select Small Cap Value Equity Fund, Class I	299,560	42,113	108,511	233,162	4,036,027	19,891	230,514	133,697
MassMutual Select Small Company Value Fund, Class I	181,586	21,696	66,981	136,301	1,720,115	19,505	11,623	(156,573)
MassMutual Select Strategic Bond Fund, Class I	1,048,854	213,732	238,038	1,024,548	10,542,600	275,696	-	80,241
MassMutual Select Total Return Bond Fund, Class I	1,265,914	262,471	226,548	1,301,837	12,731,967	320,475	258,083	(44,321)
MM Select Bond and Income Asset Fund, Class I	3,703,940	76,597	79,199	3,701,338	35,791,941	183,859	1,723	(31,087)
MM Select Equity Asset Fund, Class I	7,643,608	344,452	229,914	7,758,146	84,175,879	457,012	4,570	91,663
Oppenheimer Developing Markets Fund, Class I**	60,487	703	61,190	-	-	-	-	(141,394)
Oppenheimer International Bond Fund, Class I**	628,840	275,093	158,206	745,727	4,287,929	97,736	-	26,460
Oppenheimer Real Estate Fund, Class I**	71,101	63,031	55,912	78,220	1,975,836	24,931	190,401	(99,921)

					$303,381,444	$4,890,462	$3,288,034	$(1,903,525)

MM RetireSMART Moderate Growth Fund
Barings Global Floating Rate Fund, Class Y*	293,342	20,516	126,263	187,595	$1,799,038	$46,485	$-	$433
MassMutual Premier Core Bond Fund, Class I	604,015	202,353	164,693	641,675	6,885,169	187,002	-	(62,696)
MassMutual Premier Disciplined Growth Fund, Class I	435,359	211,712	141,615	505,456	6,014,921	81,140	386,591	(27,169)
MassMutual Premier Disciplined Value Fund, Class I	324,260	123,382	98,633	349,009	5,877,315	181,031	192,044	66,676
MassMutual Premier High Yield Fund, Class I	1,284,445	113,969	829,639	568,775	5,238,420	411,994	-	500,351
MassMutual Premier Inflation-Protected and Income Fund, Class I	124,442	68,269	32,983	159,728	1,659,571	41,315	-	3,087
MassMutual Premier International Equity Fund, Class I	732,875	96,401	227,927	601,349	7,119,967	98,818	113,306	(674,508)
MassMutual Premier Short-Duration Bond Fund, Class I	220,468	520,794	96,242	645,020	6,598,557	136,285	-	7,777
MassMutual Premier Strategic Emerging Markets Fund, Class I	955,329	230,685	489,263	696,751	7,796,649	84,613	-	(612,407)
MassMutual Select Blue Chip Growth Fund, Class I	342,670	120,191	83,576	379,285	6,497,148	33,734	225,505	(39,786)
MassMutual Select Diversified International Fund, Class I	522,958	116,622	414,442	225,138	1,497,171	194,483	-	(214,128)
MassMutual Select Diversified Value Fund, Class I	375,727	88,855	79,191	385,391	6,050,642	126,595	225,683	104,008
MassMutual Select Equity Opportunities Fund, Class I	207,808	64,610	46,493	225,925	4,712,789	61,483	82,476	(175,837)
MassMutual Select Fundamental Growth Fund, Class I	651,893	239,481	147,570	743,804	5,682,664	52,134	586,070	(146,883)
MassMutual Select Fundamental Value Fund, Class I	400,052	120,160	86,161	434,051	5,369,205	95,181	370,751	(102,433)
MassMutual Select Growth Opportunities Fund, Class I	355,810	123,826	90,576	389,060	4,054,008	-	258,127	(108,125)

86

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Moderate Growth Fund (Continued)
MassMutual Select Large Cap Value Fund, Class I	627,362	163,698	134,439	656,621	$4,898,394	$115,979	$218,322	$(321,440)
MassMutual Select Mid Cap Growth Fund, Class I	265,574	44,221	115,397	194,398	3,858,803	7,887	212,858	63,872
MassMutual Select Mid-Cap Value Fund, Class I	511,108	68,525	194,236	385,397	5,646,068	100,006	126,164	402,111
MassMutual Select Overseas Fund, Class I	2,491,187	616,061	874,765	2,232,483	18,909,132	405,320	-	391,349
MassMutual Select Small Cap Growth Equity Fund, Class I	333,623	51,899	93,899	291,623	4,161,464	-	-	(306,257)
MassMutual Select Small Cap Value Equity Fund, Class I	389,981	58,897	137,065	311,813	5,397,477	26,958	312,424	193,747
MassMutual Select Small Company Value Fund, Class I	236,320	26,700	80,738	182,282	2,300,395	26,426	15,749	(174,757)
MassMutual Select Strategic Bond Fund, Class I	240,809	111,959	112,306	240,462	2,474,355	55,715	-	26,946
MassMutual Select Total Return Bond Fund, Class I	290,533	145,626	130,157	306,002	2,992,703	64,894	52,260	2,032
MM Select Bond and Income Asset Fund, Class I	926,040	99,512	-	1,025,552	9,917,089	46,669	437	-
MM Select Equity Asset Fund, Class I	8,676,044	443,888	72,960	9,046,972	98,159,646	521,512	5,215	32,774
Oppenheimer Developing Markets Fund, Class I**	67,756	675	68,431	-	-	-	-	(231,567)
Oppenheimer International Bond Fund, Class I**	648,358	109,910	226,852	531,416	3,055,642	83,502	-	(16,295)
Oppenheimer Real Estate Fund, Class I**	72,511	56,840	53,173	76,178	1,924,244	22,375	168,988	(100,146)

					$246,548,646	$3,309,536	$3,552,970	$(1,519,271)

MM RetireSMART Growth Fund
Barings Global Floating Rate Fund, Class Y*	20,755	2,587	6,873	16,469	$157,933	$3,865	$-	$3,360
MassMutual Premier Core Bond Fund, Class I	57,142	21,032	24,106	54,068	580,146	15,508	-	3,995
MassMutual Premier Disciplined Growth Fund, Class I	51,292	92,742	55,930	88,104	1,048,433	14,166	67,496	14,207
MassMutual Premier Disciplined Value Fund, Class I	38,923	61,170	39,277	60,816	1,024,138	31,534	33,452	39,765
MassMutual Premier High Yield Fund, Class I	90,621	16,296	57,830	49,087	452,092	35,142	-	51,341
MassMutual Premier Inflation-Protected and Income Fund, Class I	17,623	9,315	5,797	21,141	219,655	5,785	-	1,605
MassMutual Premier International Equity Fund, Class I	309,933	80,692	115,891	274,734	3,252,854	42,142	48,321	(184,336)
MassMutual Premier Short-Duration Bond Fund, Class I	21,457	113,726	58,328	76,855	786,228	12,280	-	(5,769)
MassMutual Premier Strategic Emerging Markets Fund, Class I	417,624	130,536	222,602	325,558	3,642,991	36,637	-	(302,008)
MassMutual Select Blue Chip Growth Fund, Class I	194,233	79,774	56,613	217,394	3,723,962	19,548	130,672	(47,115)
MassMutual Select Diversified International Fund, Class I	224,878	67,308	191,238	100,948	671,305	82,881	-	(42,285)
MassMutual Select Diversified Value Fund, Class I	213,803	65,315	58,348	220,770	3,466,082	73,202	130,498	79,355
MassMutual Select Equity Opportunities Fund, Class I	81,728	32,928	23,566	91,090	1,900,134	24,166	32,418	(50,037)
MassMutual Select Fundamental Growth Fund, Class I	370,833	159,492	104,067	426,258	3,256,610	30,199	339,485	(106,987)
MassMutual Select Fundamental Value Fund, Class I	227,937	81,726	61,005	248,658	3,075,898	55,052	214,441	(110,281)
MassMutual Select Growth Opportunities Fund, Class I	201,181	82,554	60,775	222,960	2,323,241	-	149,673	(93,054)
MassMutual Select Large Cap Value Fund, Class I	357,234	114,268	96,047	375,455	2,800,896	67,090	126,293	(161,864)
MassMutual Select Mid Cap Growth Fund, Class I	115,412	32,727	61,434	86,705	1,721,104	3,252	87,767	13,388
MassMutual Select Mid-Cap Value Fund, Class I	221,846	66,361	120,848	167,359	2,451,813	40,988	51,708	(88,331)
MassMutual Select Overseas Fund, Class I	1,052,123	372,742	392,581	1,032,284	8,743,448	171,376	-	(374,038)
MassMutual Select Small Cap Growth Equity Fund, Class I	149,516	47,475	54,615	142,376	2,031,703	-	-	(167,645)
MassMutual Select Small Cap Value Equity Fund, Class I	174,390	50,797	70,226	154,961	2,682,370	12,709	147,288	122,531

87

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Growth Fund (Continued)
MassMutual Select Small Company Value Fund, Class I	105,698	26,109	41,172	90,635	$1,143,818	$12,474	$7,433	$(89,133)
MassMutual Select Strategic Bond Fund, Class I	24,332	12,820	16,962	20,190	207,751	4,566	-	7,377
MassMutual Select Total Return Bond Fund, Class I	29,180	17,108	20,906	25,382	248,237	5,258	4,235	4,969
MM Select Bond and Income Asset Fund, Class I	89,250	11,931	-	101,181	978,421	4,421	41	-
MM Select Equity Asset Fund, Class I	3,669,174	375,297	-	4,044,471	43,882,507	220,690	2,207	-
Oppenheimer Developing Markets Fund, Class I**	29,160	-	29,160	-	-	-	-	(84,715)
Oppenheimer International Bond Fund, Class I**	65,642	16,069	19,509	62,202	357,664	10,244	-	1,691
Oppenheimer Real Estate Fund, Class I**	29,243	29,952	31,114	28,081	709,315	6,822	49,415	(22,869)

					$97,540,749	$1,041,997	$1,622,843	$(1,586,883)

MM RetireSMART In Retirement Fund
Barings Global Floating Rate Fund, Class Y*	59,831	4,721	23,918	40,634	$389,682	$10,352	$-	$10,399
MassMutual Premier Core Bond Fund, Class I	909,817	212,093	266,337	855,573	9,180,294	292,072	-	(110,469)
MassMutual Premier Disciplined Growth Fund, Class I	170,759	49,136	56,297	163,598	1,946,822	29,984	142,859	(36,331)
MassMutual Premier Disciplined Value Fund, Class I	125,427	27,567	40,137	112,857	1,900,511	66,762	70,823	16,060
MassMutual Premier High Yield Fund, Class I	259,844	52,972	164,757	148,059	1,363,620	98,534	-	111,894
MassMutual Premier Inflation-Protected and Income Fund, Class I	758,388	160,492	203,431	715,449	7,433,517	227,271	-	(24,398)
MassMutual Premier International Equity Fund, Class I	73,747	23,912	37,686	59,973	710,079	10,802	12,386	(43,806)
MassMutual Premier Short-Duration Bond Fund, Class I	865,592	743,212	396,041	1,212,763	12,406,564	306,475	-	(41,945)
MassMutual Premier Strategic Emerging Markets Fund, Class I	205,177	36,034	89,393	151,818	1,698,840	21,784	-	(129,076)
MassMutual Select Blue Chip Growth Fund, Class I	47,417	5,856	29,510	23,763	407,052	2,487	16,627	8,588
MassMutual Select Diversified International Fund, Class I	67,538	10,755	57,842	20,451	135,997	21,171	-	(1,218)
MassMutual Select Diversified Value Fund, Class I	21,976	9,919	7,755	24,140	379,001	9,312	16,601	4,931
MassMutual Select Equity Opportunities Fund, Class I	100,086	11,092	39,871	71,307	1,487,457	21,975	29,479	(144,330)
MassMutual Select Fundamental Growth Fund, Class I	38,178	22,168	13,750	46,596	355,995	3,842	43,190	(13,615)
MassMutual Select Fundamental Value Fund, Class I	23,242	12,322	8,386	27,178	336,195	7,003	27,278	(4,237)
MassMutual Select Growth Opportunities Fund, Class I	21,568	10,932	8,118	24,382	254,060	-	19,040	(14,096)
MassMutual Select Large Cap Value Fund, Class I	36,573	16,735	12,799	40,509	302,201	8,535	16,066	(3,989)
MassMutual Select Mid Cap Growth Fund, Class I	35,015	5,446	23,082	17,379	344,978	783	21,123	(9,740)
MassMutual Select Mid-Cap Value Fund, Class I	67,171	31,402	64,749	33,824	495,521	9,885	12,471	(30,987)
MassMutual Select Overseas Fund, Class I	245,677	403,943	408,767	240,853	2,040,028	50,827	-	60,688
MassMutual Select Small Cap Growth Equity Fund, Class I	37,600	5,186	14,374	28,412	405,433	-	-	(46,208)
MassMutual Select Small Cap Value Equity Fund, Class I	43,702	6,260	19,556	30,406	526,333	2,619	30,351	28,047
MassMutual Select Small Company Value Fund, Class I	26,505	3,268	12,012	17,761	224,145	2,570	1,531	(28,788)
MassMutual Select Strategic Bond Fund, Class I	414,720	69,943	165,210	319,453	3,287,175	86,125	-	35,959
MassMutual Select Total Return Bond Fund, Class I	497,289	96,288	191,460	402,117	3,932,700	99,205	79,891	(20,264)
MM Select Bond and Income Asset Fund, Class I	1,703,960	59,069	27,598	1,735,431	16,781,620	86,862	814	(10,076)
MM Select Equity Asset Fund, Class I	1,293,947	87,981	53,807	1,328,121	14,410,108	79,080	791	25,297

88

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART In Retirement Fund (Continued)
Oppenheimer Developing Markets Fund, Class I**	13,854	557	14,411	-	$-	$-	$-	$(24,615)
Oppenheimer International Bond Fund, Class I**	158,068	140,652	51,533	247,187	1,421,323	27,070	-	14,564
Oppenheimer Real Estate Fund, Class I**	17,117	36,609	29,555	24,171	610,558	9,792	76,660	(62,179)

					$85,167,809	$1,593,179	$617,981	$(483,940)

MM RetireSMART 2010 Fund
Barings Global Floating Rate Fund, Class Y*	60,506	7,678	28,095	40,089	$384,458	$10,143	$-	$10,914
MassMutual Premier Core Bond Fund, Class I	707,297	225,925	213,307	719,915	7,724,689	256,217	-	(83,217)
MassMutual Premier Disciplined Growth Fund, Class I	137,929	85,670	84,144	139,455	1,659,518	25,777	122,816	(24,597)
MassMutual Premier Disciplined Value Fund, Class I	102,075	54,893	60,762	96,206	1,620,104	57,073	60,546	32,723
MassMutual Premier High Yield Fund, Class I	266,407	56,756	175,157	148,006	1,363,134	98,546	-	117,129
MassMutual Premier Inflation-Protected and Income Fund, Class I	539,066	154,271	175,420	517,917	5,381,153	162,853	-	9,415
MassMutual Premier International Equity Fund, Class I	95,917	34,446	53,856	76,507	905,842	14,119	16,189	(60,128)
MassMutual Premier Short-Duration Bond Fund, Class I	493,776	427,493	190,794	730,475	7,472,757	145,715	-	3,820
MassMutual Premier Strategic Emerging Markets Fund, Class I	173,486	44,104	95,413	122,177	1,367,160	16,882	-	(58,297)
MassMutual Select Blue Chip Growth Fund, Class I	30,796	8,906	16,641	23,061	395,035	2,296	15,348	13,128
MassMutual Select Diversified International Fund, Class I	72,923	21,472	66,242	28,153	187,217	27,648	-	8
MassMutual Select Diversified Value Fund, Class I	20,959	13,092	10,605	23,446	368,102	8,556	15,252	5,648
MassMutual Select Equity Opportunities Fund, Class I	79,880	11,785	32,398	59,267	1,236,318	18,187	24,398	(89,668)
MassMutual Select Fundamental Growth Fund, Class I	36,443	27,606	18,818	45,231	345,565	3,543	39,834	(15,511)
MassMutual Select Fundamental Value Fund, Class I	22,099	15,916	11,603	26,412	326,717	6,437	25,073	(2,192)
MassMutual Select Growth Opportunities Fund, Class I	20,775	13,471	10,584	23,662	246,558	-	17,639	(14,642)
MassMutual Select Large Cap Value Fund, Class I	34,819	22,443	17,605	39,657	295,845	7,848	14,774	(1,757)
MassMutual Select Mid Cap Growth Fund, Class I	45,875	17,476	27,661	35,690	708,451	1,609	43,428	(16,807)
MassMutual Select Mid-Cap Value Fund, Class I	88,464	46,152	61,685	72,931	1,068,444	20,190	25,471	(67,714)
MassMutual Select Overseas Fund, Class I	324,428	277,999	323,115	279,312	2,365,772	44,625	-	(39,277)
MassMutual Select Small Cap Growth Equity Fund, Class I	44,989	8,822	17,572	36,239	517,126	-	-	(45,984)
MassMutual Select Small Cap Value Equity Fund, Class I	52,814	9,314	23,682	38,446	665,494	3,547	41,102	19,816
MassMutual Select Small Company Value Fund, Class I	32,003	4,477	14,024	22,456	283,391	3,480	2,074	(31,377)
MassMutual Select Strategic Bond Fund, Class I	325,979	59,416	116,573	268,822	2,766,178	74,893	-	28,160
MassMutual Select Total Return Bond Fund, Class I	390,600	120,642	172,866	338,376	3,309,320	86,235	69,446	2,941
MM Select Bond and Income Asset Fund, Class I	1,339,940	13,066	90,866	1,262,140	12,204,892	66,364	622	(35,856)
MM Select Equity Asset Fund, Class I	1,419,173	31,812	110,246	1,340,739	14,547,022	83,032	830	45,037
Oppenheimer Developing Markets Fund, Class I**	12,616	-	12,616	-	-	-	-	(16,041)
Oppenheimer International Bond Fund, Class I**	130,359	118,457	52,984	195,832	1,126,032	22,307	-	17,870
Oppenheimer Real Estate Fund, Class I**	13,735	27,899	23,638	17,996	454,570	6,705	52,120	(33,463)

					$71,296,864	$1,274,827	$586,962	$(329,919)

89

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2015 Fund
Barings Global Floating Rate Fund, Class Y*	85,683	4,147	35,051	54,779	$525,329	$13,718	$-	$10,214
MassMutual Premier Core Bond Fund, Class I	962,407	212,040	300,229	874,218	9,380,356	314,106	-	(134,341)
MassMutual Premier Disciplined Growth Fund, Class I	210,294	82,953	119,548	173,699	2,067,015	32,040	152,663	(11,708)
MassMutual Premier Disciplined Value Fund, Class I	155,374	52,226	87,837	119,763	2,016,816	71,356	75,697	76,910
MassMutual Premier High Yield Fund, Class I	373,609	68,737	253,142	189,204	1,742,572	129,799	-	147,659
MassMutual Premier Inflation-Protected and Income Fund, Class I	679,316	141,674	232,559	588,431	6,113,802	188,162	-	34,870
MassMutual Premier International Equity Fund, Class I	167,933	29,098	84,146	112,885	1,336,559	21,131	24,229	(82,220)
MassMutual Premier Short-Duration Bond Fund, Class I	571,846	380,818	239,692	712,972	7,293,708	158,782	-	3,306
MassMutual Premier Strategic Emerging Markets Fund, Class I	243,883	47,491	155,818	135,556	1,516,869	21,972	-	(10,107)
MassMutual Select Blue Chip Growth Fund, Class I	39,722	12,112	20,974	30,860	528,628	2,963	19,805	8,638
MassMutual Select Diversified International Fund, Class I	123,231	21,922	104,930	40,223	267,481	41,750	-	16,491
MassMutual Select Diversified Value Fund, Class I	34,238	13,492	16,300	31,430	493,444	11,126	19,834	12,684
MassMutual Select Equity Opportunities Fund, Class I	109,187	11,931	48,827	72,291	1,507,999	23,350	31,324	(98,628)
MassMutual Select Fundamental Growth Fund, Class I	59,481	30,057	29,008	60,530	462,447	4,577	51,451	(21,090)
MassMutual Select Fundamental Value Fund, Class I	36,176	16,788	17,564	35,400	437,899	8,366	32,587	3,055
MassMutual Select Growth Opportunities Fund, Class I	33,724	14,377	16,408	31,693	330,245	-	22,666	(21,600)
MassMutual Select Large Cap Value Fund, Class I	56,940	25,023	27,102	54,861	409,261	10,193	19,187	3,443
MassMutual Select Mid Cap Growth Fund, Class I	78,590	32,079	51,622	59,047	1,172,093	2,791	75,331	(34,478)
MassMutual Select Mid-Cap Value Fund, Class I	151,171	67,628	92,326	126,473	1,852,825	35,569	44,872	(77,537)
MassMutual Select Overseas Fund, Class I	568,894	178,265	346,671	400,488	3,392,135	80,524	-	(140,998)
MassMutual Select Small Cap Growth Equity Fund, Class I	74,698	9,391	28,494	55,595	793,340	-	-	(68,912)
MassMutual Select Small Cap Value Equity Fund, Class I	87,249	11,699	41,600	57,348	992,686	5,610	65,020	36,479
MassMutual Select Small Company Value Fund, Class I	52,892	5,220	24,631	33,481	422,530	5,492	3,273	(48,822)
MassMutual Select Strategic Bond Fund, Class I	416,454	63,670	153,631	326,493	3,359,617	94,508	-	21,427
MassMutual Select Total Return Bond Fund, Class I	499,205	102,572	190,874	410,903	4,018,634	108,931	87,723	(19,861)
MM Select Bond and Income Asset Fund, Class I	1,582,660	14,683	70,497	1,526,846	14,764,600	78,386	734	(26,971)
MM Select Equity Asset Fund, Class I	2,129,394	32,168	157,084	2,004,478	21,748,587	123,694	1,237	71,886
Oppenheimer Developing Markets Fund, Class I**	16,997	-	16,997	-	-	-	-	(3,721)
Oppenheimer International Bond Fund, Class I**	185,176	128,242	79,046	234,372	1,347,641	27,943	-	24,051
Oppenheimer Real Estate Fund, Class I**	19,699	20,416	23,203	16,912	427,193	5,869	46,363	(29,188)

					$90,722,311	$1,622,708	$773,996	$(359,069)

MM RetireSMART 2020 Fund
Barings Global Floating Rate Fund, Class Y*	432,934	15,717	169,879	278,772	$2,673,426	$69,932	$-	$15,182
MassMutual Premier Core Bond Fund, Class I	3,036,131	1,047,142	797,060	3,286,213	35,261,060	1,054,069	-	(402,139)

90

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2020 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	1,156,243	426,692	506,955	1,075,980	$12,804,165	$176,245	$839,714	$(297,811)
MassMutual Premier Disciplined Value Fund, Class I	854,797	262,431	374,552	742,676	12,506,662	393,151	417,071	100,133
MassMutual Premier High Yield Fund, Class I	1,878,855	212,155	1,128,247	962,763	8,867,044	666,053	-	744,401
MassMutual Premier Inflation-Protected and Income Fund, Class I	2,599,551	570,644	741,821	2,428,374	25,230,805	715,681	-	(10,924)
MassMutual Premier International Equity Fund, Class I	1,001,424	144,384	386,041	759,767	8,995,638	124,663	142,941	(252,950)
MassMutual Premier Short-Duration Bond Fund, Class I	2,486,107	1,430,567	729,460	3,187,214	32,605,197	674,719	-	(64,150)
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,566,856	275,689	837,541	1,005,004	11,245,999	127,866	-	(1,166,025)
MassMutual Select Blue Chip Growth Fund, Class I	505,197	76,698	180,477	401,418	6,876,296	39,919	266,848	(216,890)
MassMutual Select Diversified International Fund, Class I	776,221	96,447	596,589	276,079	1,835,922	247,135	-	(117,291)
MassMutual Select Diversified Value Fund, Class I	480,636	76,163	148,802	407,997	6,405,560	150,052	267,499	72,570
MassMutual Select Equity Opportunities Fund, Class I	542,037	40,380	154,545	427,872	8,925,416	123,434	165,581	(500,667)
MassMutual Select Fundamental Growth Fund, Class I	833,816	207,623	254,095	787,344	6,015,311	61,694	693,545	(128,419)
MassMutual Select Fundamental Value Fund, Class I	511,218	107,565	159,361	459,422	5,683,047	112,787	439,328	(282,563)
MassMutual Select Growth Opportunities Fund, Class I	457,904	102,601	148,770	411,735	4,290,278	-	304,920	(238,278)
MassMutual Select Large Cap Value Fund, Class I	801,974	138,060	244,870	695,164	5,185,925	137,375	258,599	(196,908)
MassMutual Select Mid Cap Growth Fund, Class I	460,612	97,663	212,019	346,256	6,873,175	14,035	378,795	63,077
MassMutual Select Mid-Cap Value Fund, Class I	885,734	245,769	425,946	705,557	10,336,413	179,791	226,817	(433,409)
MassMutual Select Overseas Fund, Class I	3,386,750	611,581	1,215,176	2,783,155	23,573,324	520,778	-	(1,116,962)
MassMutual Select Small Cap Growth Equity Fund, Class I	451,539	57,385	160,761	348,163	4,968,287	-	-	(553,951)
MassMutual Select Small Cap Value Equity Fund, Class I	527,001	59,863	217,400	369,464	6,395,417	31,370	363,552	347,869
MassMutual Select Small Company Value Fund, Class I	319,458	30,509	134,029	215,938	2,725,132	30,662	18,273	(320,331)
MassMutual Select Strategic Bond Fund, Class I	1,390,791	249,058	412,921	1,226,928	12,625,084	317,895	-	44,470
MassMutual Select Total Return Bond Fund, Class I	1,667,157	336,711	459,076	1,544,792	15,108,063	366,447	295,104	(120,780)
MM Select Bond and Income Asset Fund, Class I	5,714,680	228,902	225,755	5,717,827	55,291,386	290,155	2,719	(88,754)
MM Select Equity Asset Fund, Class I	13,808,650	263,985	1,062,250	13,010,385	141,162,682	805,300	8,052	426,981
Oppenheimer Developing Markets Fund, Class I**	109,007	-	109,007	-	-	-	-	(219,658)
Oppenheimer International Bond Fund, Class I**	1,094,546	404,992	316,047	1,183,491	6,805,072	159,282	-	60,821
Oppenheimer Real Estate Fund, Class I**	127,143	134,990	150,081	112,052	2,830,429	33,311	253,913	(187,112)

					$484,102,215	$7,623,801	$5,343,271	$(5,040,468)

MM RetireSMART 2025 Fund
Barings Global Floating Rate Fund, Class Y*	286,119	24,433	98,325	212,227	$2,035,257	$51,756	$-	$14,791
MassMutual Premier Core Bond Fund, Class I	905,041	319,372	194,934	1,029,479	11,046,306	301,472	-	(71,673)
MassMutual Premier Disciplined Growth Fund, Class I	569,562	203,446	220,900	552,108	6,570,085	86,257	410,971	18,311

91

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2025 Fund (Continued)
MassMutual Premier Disciplined Value Fund, Class I	420,946	120,318	159,948	381,316	$6,421,364	$192,838	$204,570	$160,138
MassMutual Premier High Yield Fund, Class I	1,240,053	183,473	743,973	679,553	6,258,684	485,111	-	440,607
MassMutual Premier Inflation-Protected and Income Fund, Class I	764,659	232,091	168,307	828,443	8,607,523	224,173	-	24,491
MassMutual Premier International Equity Fund, Class I	584,362	137,766	228,474	493,654	5,844,869	79,519	91,177	(284,414)
MassMutual Premier Short-Duration Bond Fund, Class I	660,020	660,649	152,962	1,167,707	11,945,642	237,381	-	3,041
MassMutual Premier Strategic Emerging Markets Fund, Class I	827,216	228,622	423,431	632,407	7,076,637	75,130	-	(218,636)
MassMutual Select Blue Chip Growth Fund, Class I	296,421	83,418	69,473	310,366	5,316,564	27,990	187,108	(132,444)
MassMutual Select Diversified International Fund, Class I	450,137	98,937	361,088	187,986	1,250,109	156,595	-	76,320
MassMutual Select Diversified Value Fund, Class I	306,409	80,800	71,750	315,459	4,952,702	104,988	187,163	21,031
MassMutual Select Equity Opportunities Fund, Class I	237,287	45,810	55,971	227,126	4,737,846	61,100	81,963	(112,932)
MassMutual Select Fundamental Growth Fund, Class I	531,630	197,034	119,921	608,743	4,650,799	43,248	486,181	(108,898)
MassMutual Select Fundamental Value Fund, Class I	326,308	105,389	76,444	355,253	4,394,484	78,948	307,518	(94,362)
MassMutual Select Growth Opportunities Fund, Class I	289,991	100,942	72,581	318,352	3,317,223	-	214,075	(142,129)
MassMutual Select Large Cap Value Fund, Class I	511,689	142,956	116,970	537,675	4,011,057	96,176	181,046	(100,384)
MassMutual Select Mid Cap Growth Fund, Class I	235,678	56,003	107,229	184,452	3,661,370	7,244	195,505	(54,295)
MassMutual Select Mid-Cap Value Fund, Class I	451,859	103,915	182,956	372,818	5,461,788	91,995	116,057	(164,128)
MassMutual Select Overseas Fund, Class I	1,982,891	479,348	679,788	1,782,451	15,097,358	328,678	-	(567,611)
MassMutual Select Small Cap Growth Equity Fund, Class I	258,925	50,878	77,886	231,917	3,309,450	-	-	(223,296)
MassMutual Select Small Cap Value Equity Fund, Class I	300,891	59,673	114,375	246,189	4,261,538	20,538	238,022	91,187
MassMutual Select Small Company Value Fund, Class I	182,485	29,107	67,707	143,885	1,815,834	20,132	11,997	(140,248)
MassMutual Select Strategic Bond Fund, Class I	395,395	109,229	120,336	384,288	3,954,325	89,580	-	23,032
MassMutual Select Total Return Bond Fund, Class I	474,205	173,831	164,040	483,996	4,733,476	103,238	83,139	3,935
MM Select Bond and Income Asset Fund, Class I	1,564,110	366,749	-	1,930,859	18,671,404	88,718	831	-
MM Select Equity Asset Fund, Class I	7,018,841	968,343	40,949	7,946,235	86,216,655	447,728	4,477	25,704
Oppenheimer Developing Markets Fund, Class I**	54,512	3,254	57,766	-	-	-	-	(11,499)
Oppenheimer International Bond Fund, Class I**	639,305	172,184	125,471	686,018	3,944,604	101,344	-	7,894
Oppenheimer Real Estate Fund, Class I**	65,102	64,235	56,059	73,278	1,850,996	20,276	151,167	(52,020)

					$251,415,949	$3,622,153	$3,152,967	$(1,568,487)

MM RetireSMART 2030 Fund
Barings Global Floating Rate Fund, Class Y*	743,357	53,475	260,665	536,167	$5,141,845	$129,345	$-	$7,831
MassMutual Premier Core Bond Fund, Class I	1,201,555	422,251	352,207	1,271,599	13,644,257	358,318	-	(111,356)
MassMutual Premier Disciplined Growth Fund, Class I	994,906	314,573	340,960	968,519	11,525,371	150,074	715,023	(102,211)
MassMutual Premier Disciplined Value Fund, Class I	737,835	186,489	255,863	668,461	11,256,883	334,359	354,702	110,791
MassMutual Premier High Yield Fund, Class I	3,227,505	317,333	1,975,783	1,569,055	14,450,998	1,240,781	-	1,109,036

92

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2030 Fund (Continued)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,038,455	304,535	250,353	1,092,637	$11,352,496	$300,877	$-	$10,510
MassMutual Premier International Equity Fund, Class I	1,513,937	230,229	530,278	1,213,888	14,372,434	202,852	232,593	(599,149)
MassMutual Premier Short-Duration Bond Fund, Class I	622,651	1,334,681	259,614	1,697,718	17,367,654	360,201	-	26,157
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,973,040	382,658	990,569	1,365,129	15,275,798	174,731	-	(1,318,132)
MassMutual Select Blue Chip Growth Fund, Class I	724,071	223,045	177,872	769,244	13,177,153	69,198	462,573	(174,226)
MassMutual Select Diversified International Fund, Class I	1,095,869	235,210	883,475	447,604	2,976,569	399,145	-	(151,697)
MassMutual Select Diversified Value Fund, Class I	776,919	176,665	172,042	781,542	12,270,210	259,099	461,899	101,704
MassMutual Select Equity Opportunities Fund, Class I	445,337	93,971	98,209	441,099	9,201,326	119,840	160,759	(265,281)
MassMutual Select Fundamental Growth Fund, Class I	1,347,779	474,691	313,803	1,508,667	11,526,215	106,889	1,201,603	(201,855)
MassMutual Select Fundamental Value Fund, Class I	827,396	241,680	188,968	880,108	10,886,938	194,860	759,022	(308,043)
MassMutual Select Growth Opportunities Fund, Class I	735,197	244,550	190,794	788,953	8,220,889	-	529,789	(292,143)
MassMutual Select Large Cap Value Fund, Class I	1,297,377	325,678	291,697	1,331,358	9,931,930	237,418	446,926	(217,276)
MassMutual Select Mid Cap Growth Fund, Class I	551,137	79,627	249,901	380,863	7,560,133	15,602	421,082	48,599
MassMutual Select Mid-Cap Value Fund, Class I	1,058,778	146,445	447,560	757,663	11,099,770	198,502	250,422	(467,037)
MassMutual Select Overseas Fund, Class I	5,141,355	1,313,760	1,950,782	4,504,333	38,151,702	832,873	-	(1,819,852)
MassMutual Select Small Cap Growth Equity Fund, Class I	683,726	127,239	217,288	593,677	8,471,765	-	-	(740,253)
MassMutual Select Small Cap Value Equity Fund, Class I	796,691	137,846	300,466	634,071	10,975,766	56,127	650,460	483,234
MassMutual Select Small Company Value Fund, Class I	483,003	63,216	175,585	370,634	4,677,402	54,967	32,757	(410,594)
MassMutual Select Strategic Bond Fund, Class I	556,950	144,489	226,847	474,592	4,883,556	107,229	-	58,282
MassMutual Select Total Return Bond Fund, Class I	667,688	223,660	293,104	598,244	5,850,830	123,572	99,513	26,642
MM Select Bond and Income Asset Fund, Class I	2,333,350	372,932	-	2,706,282	26,169,749	126,643	1,186	-
MM Select Equity Asset Fund, Class I	17,493,885	1,166,499	168,221	18,492,163	200,639,964	1,064,665	10,646	94,204
Oppenheimer Developing Markets Fund, Class I**	135,590	135	135,725	-	-	-	-	(323,007)
Oppenheimer International Bond Fund, Class I**	1,628,580	214,280	378,072	1,464,788	8,422,532	236,184	-	(32,910)
Oppenheimer Real Estate Fund, Class I**	151,495	124,371	133,421	142,445	3,598,149	37,989	278,909	(134,265)

					$523,080,284	$7,492,340	$7,069,864	$(5,592,297)

MM RetireSMART 2035 Fund
Barings Global Floating Rate Fund, Class Y*	188,767	19,863	55,396	153,234	$1,469,510	$36,051	$-	$9,558
MassMutual Premier Core Bond Fund, Class I	352,731	110,806	112,444	351,093	3,767,228	101,740	-	(25,364)
MassMutual Premier Disciplined Growth Fund, Class I	305,772	137,764	149,428	294,108	3,499,891	46,030	219,308	93,347
MassMutual Premier Disciplined Value Fund, Class I	226,986	82,732	106,665	203,053	3,419,417	102,812	109,067	163,494
MassMutual Premier High Yield Fund, Class I	818,721	111,389	473,729	456,381	4,203,266	343,610	-	285,271
MassMutual Premier Inflation-Protected and Income Fund, Class I	226,304	72,185	38,193	260,296	2,704,476	70,453	-	7,729

93

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2035 Fund (Continued)
MassMutual Premier International Equity Fund, Class I	545,638	106,435	181,405	470,668	$5,572,707	$76,868	$88,138	$(212,660)
MassMutual Premier Short-Duration Bond Fund, Class I	158,828	397,044	80,093	475,779	4,867,223	92,479	-	2,825
MassMutual Premier Strategic Emerging Markets Fund, Class I	701,393	171,701	348,317	524,777	5,872,257	65,642	-	(210,958)
MassMutual Select Blue Chip Growth Fund, Class I	282,355	85,364	51,378	316,341	5,418,922	28,268	188,967	(98,693)
MassMutual Select Diversified International Fund, Class I	405,063	81,823	307,649	179,237	1,191,927	150,524	-	59,245
MassMutual Select Diversified Value Fund, Class I	306,964	74,312	59,828	321,448	5,046,739	105,805	188,619	12,720
MassMutual Select Equity Opportunities Fund, Class I	151,179	35,578	27,725	159,032	3,317,407	42,772	57,376	(39,840)
MassMutual Select Fundamental Growth Fund, Class I	532,544	188,925	101,033	620,436	4,740,129	43,664	490,851	(84,450)
MassMutual Select Fundamental Value Fund, Class I	327,128	96,419	61,533	362,014	4,478,110	79,573	309,955	(116,956)
MassMutual Select Growth Opportunities Fund, Class I	289,452	96,408	61,374	324,486	3,381,148	-	216,530	(121,850)
MassMutual Select Large Cap Value Fund, Class I	512,772	132,815	97,327	548,260	4,090,017	96,970	182,540	(102,509)
MassMutual Select Mid Cap Growth Fund, Class I	196,001	38,864	91,916	142,949	2,837,531	5,747	155,115	(54,804)
MassMutual Select Mid-Cap Value Fund, Class I	375,719	80,079	168,107	287,691	4,214,679	72,700	91,715	(176,720)
MassMutual Select Overseas Fund, Class I	1,854,447	571,434	701,321	1,724,560	14,607,024	312,204	-	(538,848)
MassMutual Select Small Cap Growth Equity Fund, Class I	248,972	59,775	69,784	238,963	3,410,002	-	-	(204,755)
MassMutual Select Small Cap Value Equity Fund, Class I	289,107	65,386	101,634	252,859	4,376,996	21,721	251,730	76,430
MassMutual Select Small Company Value Fund, Class I	175,337	31,640	59,225	147,752	1,864,632	21,298	12,692	(125,336)
MassMutual Select Strategic Bond Fund, Class I	151,112	38,152	58,199	131,065	1,348,654	30,081	-	17,200
MassMutual Select Total Return Bond Fund, Class I	181,212	69,860	85,965	165,107	1,614,742	34,665	27,916	10,939
MM Select Bond and Income Asset Fund, Class I	581,040	160,285	-	741,325	7,168,609	32,802	307	-
MM Select Equity Asset Fund, Class I	6,012,735	1,082,332	31,954	7,063,113	76,634,780	384,990	3,849	18,445
Oppenheimer Developing Markets Fund, Class I**	46,704	1,909	48,613	-	-	-	-	(15,107)
Oppenheimer International Bond Fund, Class I**	443,758	103,126	100,708	446,176	2,565,512	71,635	-	2,979
Oppenheimer Real Estate Fund, Class I**	52,792	47,711	46,999	53,504	1,351,515	13,562	99,543	(39,028)

					$189,035,050	$2,484,666	$2,694,218	$(1,407,696)

MM RetireSMART 2040 Fund
Barings Global Floating Rate Fund, Class Y*	272,920	21,347	86,803	207,464	$1,989,583	$49,561	$-	$(1,255)
MassMutual Premier Core Bond Fund, Class I	608,243	164,232	224,429	548,046	5,880,538	167,734	-	(62,441)
MassMutual Premier Disciplined Growth Fund, Class I	360,737	239,181	215,111	384,807	4,579,201	58,491	278,681	120,167
MassMutual Premier Disciplined Value Fund, Class I	268,408	150,097	152,861	265,644	4,473,443	130,580	138,525	226,843
MassMutual Premier High Yield Fund, Class I	1,183,865	133,644	715,272	602,237	5,546,603	479,187	-	431,904
MassMutual Premier Inflation-Protected and Income Fund, Class I	285,897	98,125	72,758	311,264	3,234,036	89,316	-	13,659
MassMutual Premier International Equity Fund, Class I	969,575	148,589	337,988	780,176	9,237,287	129,397	148,369	(298,789)

94

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2040 Fund (Continued)
MassMutual Premier Short-Duration Bond Fund, Class I	246,194	634,063	157,835	722,422	$7,390,381	$128,739	$-	$6,741
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,281,444	277,326	683,504	875,266	9,794,227	113,280	-	(848,731)
MassMutual Select Blue Chip Growth Fund, Class I	550,423	164,061	147,232	567,252	9,717,034	53,789	359,564	(169,192)
MassMutual Select Diversified International Fund, Class I	712,024	150,722	574,434	288,312	1,917,272	254,078	-	(65,354)
MassMutual Select Diversified Value Fund, Class I	602,991	119,083	145,673	576,401	9,049,493	201,382	359,006	79,076
MassMutual Select Equity Opportunities Fund, Class I	262,906	64,941	65,772	262,075	5,466,890	73,897	99,129	(191,471)
MassMutual Select Fundamental Growth Fund, Class I	1,045,865	331,877	265,200	1,112,542	8,499,819	83,079	933,944	(190,040)
MassMutual Select Fundamental Value Fund, Class I	642,694	162,023	155,644	649,073	8,029,037	151,458	589,960	(263,798)
MassMutual Select Growth Opportunities Fund, Class I	568,273	171,677	158,144	581,806	6,062,414	-	411,727	(260,578)
MassMutual Select Large Cap Value Fund, Class I	1,007,364	218,267	242,145	983,486	7,336,804	184,540	347,384	(184,087)
MassMutual Select Mid Cap Growth Fund, Class I	355,432	54,428	169,714	240,146	4,766,900	9,774	263,800	22,596
MassMutual Select Mid-Cap Value Fund, Class I	682,657	131,940	331,692	482,905	7,074,560	124,424	156,969	(398,115)
MassMutual Select Overseas Fund, Class I	3,290,807	950,906	1,352,131	2,889,582	24,474,757	526,686	-	(1,169,884)
MassMutual Select Small Cap Growth Equity Fund, Class I	455,651	102,056	151,662	406,045	5,794,268	-	-	(510,377)
MassMutual Select Small Cap Value Equity Fund, Class I	530,688	105,823	206,404	430,107	7,445,151	38,078	441,293	298,810
MassMutual Select Small Company Value Fund, Class I	321,802	53,393	123,844	251,351	3,172,045	37,281	22,217	(283,079)
MassMutual Select Strategic Bond Fund, Class I	260,260	64,098	119,778	204,580	2,105,125	50,118	-	35,189
MassMutual Select Total Return Bond Fund, Class I	312,065	106,649	161,014	257,700	2,520,303	57,761	46,515	16,117
MM Select Bond and Income Asset Fund, Class I	984,190	119,584	-	1,103,774	10,673,491	50,835	476	-
MM Select Equity Asset Fund, Class I	11,186,095	948,402	105,748	12,028,749	130,511,929	694,390	6,943	59,660
Oppenheimer Developing Markets Fund, Class I**	87,166	805	87,971	-	-	-	-	(211,115)
Oppenheimer International Bond Fund, Class I**	730,913	152,862	225,391	658,384	3,785,707	112,408	-	(7,147)
Oppenheimer Real Estate Fund, Class I**	92,048	83,600	99,617	76,031	1,920,546	17,718	130,306	(99,896)

					$312,448,844	$4,067,981	$4,734,808	$(3,904,587)

MM RetireSMART 2045 Fund
Barings Global Floating Rate Fund, Class Y*	67,467	7,112	16,589	57,990	$556,121	$13,517	$-	$4,505
MassMutual Premier Core Bond Fund, Class I	192,879	56,712	65,419	184,172	1,976,170	54,466	-	(14,125)
MassMutual Premier Disciplined Growth Fund, Class I	84,509	71,610	57,007	99,112	1,179,428	15,585	74,254	2,968
MassMutual Premier Disciplined Value Fund, Class I	62,852	46,131	40,546	68,437	1,152,477	34,834	36,953	23,696
MassMutual Premier High Yield Fund, Class I	291,194	51,392	166,926	175,660	1,617,826	128,756	-	105,812
MassMutual Premier Inflation-Protected and Income Fund, Class I	61,909	33,692	18,118	77,483	805,046	21,607	-	2,367
MassMutual Premier International Equity Fund, Class I	313,345	70,809	105,349	278,805	3,301,056	44,180	50,657	(120,657)
MassMutual Premier Short-Duration Bond Fund, Class I	74,458	208,527	48,591	234,394	2,397,853	34,988	-	(322)

95

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2045 Fund (Continued)
MassMutual Premier Strategic Emerging Markets Fund, Class I	416,146	122,284	213,392	325,038	$3,637,174	$39,111	$-	$(126,337)
MassMutual Select Blue Chip Growth Fund, Class I	194,182	68,148	45,382	216,948	3,716,314	20,025	133,869	(88,678)
MassMutual Select Diversified International Fund, Class I	234,017	55,279	182,364	106,932	711,100	86,408	-	45,940
MassMutual Select Diversified Value Fund, Class I	213,052	58,542	51,175	220,419	3,460,573	74,953	133,620	12,438
MassMutual Select Equity Opportunities Fund, Class I	83,624	27,448	18,530	92,542	1,930,421	25,159	33,749	(16,732)
MassMutual Select Fundamental Growth Fund, Class I	369,558	145,193	89,257	425,494	3,250,778	30,931	347,714	(89,567)
MassMutual Select Fundamental Value Fund, Class I	227,208	73,863	52,806	248,265	3,071,040	56,372	219,579	(103,832)
MassMutual Select Growth Opportunities Fund, Class I	200,356	74,639	52,464	222,531	2,318,769	-	153,372	(113,581)
MassMutual Select Large Cap Value Fund, Class I	356,055	103,913	84,186	375,782	2,803,337	68,697	129,317	(84,509)
MassMutual Select Mid Cap Growth Fund, Class I	115,550	26,813	55,070	87,293	1,732,769	3,375	91,085	(33,406)
MassMutual Select Mid-Cap Value Fund, Class I	221,533	62,150	108,427	175,256	2,567,499	42,606	53,751	(113,239)
MassMutual Select Overseas Fund, Class I	1,063,300	315,980	360,607	1,018,673	8,628,163	178,721	-	(269,414)
MassMutual Select Small Cap Growth Equity Fund, Class I	149,220	39,421	40,578	148,063	2,112,855	-	-	(109,470)
MassMutual Select Small Cap Value Equity Fund, Class I	173,247	44,883	61,194	156,936	2,716,562	13,177	152,705	50,980
MassMutual Select Small Company Value Fund, Class I	105,110	22,153	35,563	91,700	1,157,253	12,928	7,704	(70,481)
MassMutual Select Strategic Bond Fund, Class I	76,172	21,592	29,022	68,742	707,360	16,028	-	12,707
MassMutual Select Total Return Bond Fund, Class I	91,373	40,583	45,381	86,575	846,701	18,467	14,871	6,134
MM Select Bond and Income Asset Fund, Class I	258,100	87,652	-	345,752	3,343,418	14,283	134	-
MM Select Equity Asset Fund, Class I	3,527,673	685,892	-	4,213,565	45,717,181	227,658	2,276	-
Oppenheimer Developing Markets Fund, Class I**	27,376	1,483	28,859	-	-	-	-	(10,054)
Oppenheimer International Bond Fund, Class I**	202,313	67,543	58,162	211,694	1,217,240	34,860	-	3,595
Oppenheimer Real Estate Fund, Class I**	29,115	24,768	25,837	28,046	708,432	6,385	46,182	(10,016)

					$109,340,916	$1,318,077	$1,681,792	$(1,103,276)

MM RetireSMART 2050 Fund
Barings Global Floating Rate Fund, Class Y*	48,594	6,207	15,292	39,509	$378,889	$9,160	$-	$4,755
MassMutual Premier Core Bond Fund, Class I	141,097	43,120	51,127	133,090	1,428,053	37,976	-	(297)
MassMutual Premier Disciplined Growth Fund, Class I	121,168	135,583	119,832	136,919	1,629,332	20,650	98,385	(8,021)
MassMutual Premier Disciplined Value Fund, Class I	90,384	90,127	85,960	94,551	1,592,247	46,112	48,917	18,077
MassMutual Premier High Yield Fund, Class I	209,353	31,845	119,724	121,474	1,118,773	87,184	-	87,768
MassMutual Premier Inflation-Protected and Income Fund, Class I	42,916	22,151	13,920	51,147	531,419	14,232	-	3,600
MassMutual Premier International Equity Fund, Class I	485,418	101,654	159,713	427,359	5,059,932	65,522	75,129	(127,814)
MassMutual Premier Short-Duration Bond Fund, Class I	54,252	189,162	73,935	169,479	1,733,771	28,819	-	(5,249)
MassMutual Premier Strategic Emerging Markets Fund, Class I	645,023	157,598	295,801	506,820	5,671,313	58,459	-	(367,919)

96

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2050 Fund (Continued)
MassMutual Select Blue Chip Growth Fund, Class I	304,740	98,616	65,714	337,642	$5,783,808	$30,338	$202,802	$(126,280)
MassMutual Select Diversified International Fund, Class I	363,949	81,309	283,080	162,178	1,078,481	127,871	-	17,263
MassMutual Select Diversified Value Fund, Class I	334,304	81,539	72,821	343,022	5,385,440	113,415	202,186	18,543
MassMutual Select Equity Opportunities Fund, Class I	129,304	39,515	27,517	141,302	2,947,559	37,400	50,170	(87,563)
MassMutual Select Fundamental Growth Fund, Class I	579,797	207,140	124,829	662,108	5,058,507	46,850	526,664	(82,729)
MassMutual Select Fundamental Value Fund, Class I	356,497	103,824	73,948	386,373	4,779,438	85,312	332,309	(152,410)
MassMutual Select Growth Opportunities Fund, Class I	314,200	105,819	73,687	346,332	3,608,778	-	232,431	(135,493)
MassMutual Select Large Cap Value Fund, Class I	558,696	144,535	119,018	584,213	4,358,229	103,972	195,720	(111,594)
MassMutual Select Mid Cap Growth Fund, Class I	179,548	37,861	82,719	134,690	2,673,595	4,993	134,752	(21,802)
MassMutual Select Mid-Cap Value Fund, Class I	343,928	90,680	167,929	266,679	3,906,840	63,124	79,635	(229,846)
MassMutual Select Overseas Fund, Class I	1,647,618	528,031	589,615	1,586,034	13,433,710	264,098	-	(485,059)
MassMutual Select Small Cap Growth Equity Fund, Class I	232,208	58,142	65,519	224,831	3,208,338	-	-	(225,541)
MassMutual Select Small Cap Value Equity Fund, Class I	269,179	63,828	91,670	241,337	4,177,539	19,628	227,475	81,013
MassMutual Select Small Company Value Fund, Class I	163,277	31,336	53,542	141,071	1,780,313	19,243	11,468	(128,839)
MassMutual Select Strategic Bond Fund, Class I	56,202	21,611	28,154	49,659	510,990	11,207	-	13,879
MassMutual Select Total Return Bond Fund, Class I	67,399	31,962	36,732	62,629	612,508	12,913	10,399	8,633
MM Select Bond and Income Asset Fund, Class I	192,050	50,175	-	242,225	2,342,317	9,948	93	-
MM Select Equity Asset Fund, Class I	5,438,318	869,618	-	6,307,936	68,441,107	345,038	3,450	-
Oppenheimer Developing Markets Fund, Class I**	42,536	1,229	43,765	-	-	-	-	(66,869)
Oppenheimer International Bond Fund, Class I**	148,556	42,233	40,261	150,528	865,538	24,428	-	4,344
Oppenheimer Real Estate Fund, Class I**	46,049	36,903	41,493	41,459	1,047,249	8,949	63,627	(6,976)

					$155,144,013	$1,696,841	$2,495,612	$(2,112,426)

MM RetireSMART 2055 Fund
Barings Global Floating Rate Fund, Class Y*	8,866	1,852	2,372	8,346	$80,035	$1,914	$-	$1,164
MassMutual Premier Core Bond Fund, Class I	27,615	12,494	12,207	27,902	299,393	8,144	-	3,463
MassMutual Premier Disciplined Growth Fund, Class I	31,753	33,982	36,016	29,719	353,657	5,510	26,249	(8,410)
MassMutual Premier Disciplined Value Fund, Class I	23,479	22,347	25,306	20,520	345,558	12,238	12,983	3,622
MassMutual Premier High Yield Fund, Class I	38,443	13,466	25,813	26,096	240,345	17,836	-	18,748
MassMutual Premier Inflation-Protected and Income Fund, Class I	8,226	6,172	3,487	10,911	113,360	2,992	-	569
MassMutual Premier International Equity Fund, Class I	90,624	51,235	48,486	93,373	1,105,532	14,259	16,350	(38,958)
MassMutual Premier Short-Duration Bond Fund, Class I	10,758	47,018	20,054	37,722	385,892	5,974	-	(2,880)
MassMutual Premier Strategic Emerging Markets Fund, Class I	118,680	81,629	85,301	115,008	1,286,941	12,333	-	39,741
MassMutual Select Blue Chip Growth Fund, Class I	57,282	36,068	20,028	73,322	1,256,005	6,330	42,315	(18,632)

97

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2055 Fund (Continued)
MassMutual Select Diversified International Fund, Class I	70,745	33,920	69,030	35,635	$236,971	$27,664	$-	$24,898
MassMutual Select Diversified Value Fund, Class I	62,611	34,670	22,803	74,478	1,169,312	23,604	42,079	15,125
MassMutual Select Equity Opportunities Fund, Class I	24,570	14,047	7,939	30,678	639,937	7,792	10,453	11,989
MassMutual Select Fundamental Growth Fund, Class I	108,589	77,215	42,047	143,757	1,098,307	9,771	109,841	(40,169)
MassMutual Select Fundamental Value Fund, Class I	66,788	41,009	23,894	83,903	1,037,882	17,761	69,183	(17,984)
MassMutual Select Growth Opportunities Fund, Class I	58,780	40,199	23,782	75,197	783,549	-	48,564	(36,551)
MassMutual Select Large Cap Value Fund, Class I	104,664	60,076	38,046	126,694	945,136	21,651	40,757	(18,570)
MassMutual Select Mid Cap Growth Fund, Class I	33,010	17,089	20,504	29,595	587,463	1,084	29,243	(2,049)
MassMutual Select Mid-Cap Value Fund, Class I	63,173	33,377	39,194	57,356	840,269	13,449	16,966	7,034
MassMutual Select Overseas Fund, Class I	307,542	169,681	135,538	341,685	2,894,072	56,964	-	(50,922)
MassMutual Select Small Cap Growth Equity Fund, Class I	42,621	24,414	19,354	47,681	680,406	-	-	(21,802)
MassMutual Select Small Cap Value Equity Fund, Class I	49,353	24,879	21,803	52,429	907,545	4,101	47,530	24,103
MassMutual Select Small Company Value Fund, Class I	29,959	13,379	12,686	30,652	386,833	4,035	2,404	(9,040)
MassMutual Select Strategic Bond Fund, Class I	10,287	5,447	5,317	10,417	107,190	2,321	-	1,567
MassMutual Select Total Return Bond Fund, Class I	12,336	9,078	8,342	13,072	127,847	2,673	2,152	1,487
MM Select Bond and Income Asset Fund, Class I	32,570	18,123	582	50,111	484,570	1,904	18	(221)
MM Select Equity Asset Fund, Class I	959,667	373,420	28,325	1,304,762	14,156,673	66,102	661	15,862
Oppenheimer Developing Markets Fund, Class I**	7,424	914	8,338	-	-	-	-	672
Oppenheimer International Bond Fund, Class I**	26,340	15,891	10,034	32,197	185,135	5,006	-	1,693
Oppenheimer Real Estate Fund, Class I**	8,119	16,193	13,364	10,948	276,554	2,744	20,097	(18,153)

					$33,012,369	$356,156	$537,845	$(112,604)

MM RetireSMART 2060 Fund
Barings Global Floating Rate Fund, Class Y*	3,321	125	741	2,705	$25,945	$643	$-	$236
MassMutual Premier Core Bond Fund, Class I	9,331	2,446	2,668	9,109	97,735	2,679	-	(385)
MassMutual Premier Disciplined Growth Fund, Class I	6,200	7,309	4,291	9,218	109,695	1,519	7,235	464
MassMutual Premier Disciplined Value Fund, Class I	4,694	4,732	3,058	6,368	107,236	3,391	3,597	1,051
MassMutual Premier High Yield Fund, Class I	14,522	1,439	7,856	8,105	74,648	6,099	-	4,111
MassMutual Premier Inflation-Protected and Income Fund, Class I	2,854	1,333	744	3,443	35,777	1,001	-	75
MassMutual Premier International Equity Fund, Class I	33,058	3,574	7,927	28,705	339,867	4,614	5,290	(8,048)
MassMutual Premier Short-Duration Bond Fund, Class I	3,520	12,938	5,050	11,408	116,699	2,034	-	(279)
MassMutual Premier Strategic Emerging Markets Fund, Class I	44,400	8,475	19,233	33,642	376,457	4,056	-	3,906
MassMutual Select Blue Chip Growth Fund, Class I	20,731	5,129	3,121	22,739	389,515	2,140	14,302	(9,842)
MassMutual Select Diversified International Fund, Class I	24,144	3,433	16,872	10,705	71,188	9,064	-	(1,943)
MassMutual Select Diversified Value Fund, Class I	22,805	3,804	3,509	23,100	362,672	8,012	14,284	1,361

98

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 3/31/17	Value as of 3/31/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2060 Fund (Continued)
MassMutual Select Equity Opportunities Fund, Class I	8,739	2,093	1,318	9,514	$198,460	$2,644	$3,547	$(1,871)
MassMutual Select Fundamental Growth Fund, Class I	39,540	10,764	5,722	44,582	340,604	3,305	37,157	(8,843)
MassMutual Select Fundamental Value Fund, Class I	24,311	5,253	3,549	26,015	321,805	6,025	23,467	(4,967)
MassMutual Select Growth Opportunities Fund, Class I	21,450	5,399	3,531	23,318	242,972	-	16,383	(8,130)
MassMutual Select Large Cap Value Fund, Class I	38,105	6,904	5,666	39,343	293,498	7,344	13,824	(5,237)
MassMutual Select Mid Cap Growth Fund, Class I	12,265	1,526	4,753	9,038	179,401	355	9,576	(5,168)
MassMutual Select Mid-Cap Value Fund, Class I	23,574	4,507	10,225	17,856	261,584	4,478	5,650	(8,603)
MassMutual Select Overseas Fund, Class I	112,212	25,124	30,451	106,885	905,314	18,732	-	(5,541)
MassMutual Select Small Cap Growth Equity Fund, Class I	15,877	2,504	3,243	15,138	216,017	-	-	(7,494)
MassMutual Select Small Cap Value Equity Fund, Class I	18,521	2,962	5,253	16,230	280,936	1,390	16,106	5,416
MassMutual Select Small Company Value Fund, Class I	11,231	1,369	3,113	9,487	119,730	1,363	812	(5,973)
MassMutual Select Strategic Bond Fund, Class I	3,898	1,392	1,892	3,398	34,962	790	-	846
MassMutual Select Total Return Bond Fund, Class I	4,668	1,984	2,371	4,281	41,870	910	733	415
MM Select Bond and Income Asset Fund, Class I	14,060	2,509	-	16,569	160,220	696	7	-
MM Select Equity Asset Fund, Class I	387,041	44,421	-	431,462	4,681,359	24,078	241	-
Oppenheimer Developing Markets Fund, Class I**	3,058	3	3,061	-	-	-	-	4,735
Oppenheimer International Bond Fund, Class I**	10,405	1,929	2,187	10,147	58,345	1,701	-	235
Oppenheimer Real Estate Fund, Class I**	3,066	1,917	2,199	2,784	70,333	652	4,822	(2,923)

					$10,514,844	$119,715	$177,033	$(62,396)

*	Fund advised by Barings LLC.
**	Fund advised by OFI Global Asset Management, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management is still evaluating the impact of the Rule; however, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that each Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

99

Notes to Financial Statements (Unaudited) (Continued)

In December 2016, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-19, Technical Corrections and Improvements (“ASU 2016-19”). ASU 2016-19 includes simplification and minor improvements to topics on insurance and troubled debt restructuring. The amendment requires an entity to disclose when there has been a change in a valuation approach, a valuation technique, or both. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The guidance is effective for interim periods beginning after December 15, 2016. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each Fund’s financial position or its results of operations.

10.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2017, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

100

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

101

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2017

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2017:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2017.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART Conservative Fund
Class I	$1,000	0.03%	$1,015.40	$0.15	$1,024.80	$0.15
Class R5	1,000	0.12%	1,015.40	0.60	1,024.30	0.61
Service Class	1,000	0.22%	1,015.00	1.11	1,023.80	1.11
Administrative Class	1,000	0.32%	1,014.20	1.61	1,023.30	1.61
Class A	1,000	0.57%	1,013.10	2.86	1,022.10	2.87
Class R4	1,000	0.47%	1,013.80	2.36	1,022.60	2.37
Class R3	1,000	0.73%	1,012.10	3.66	1,021.30	3.68

102

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART Moderate Fund
Class I	$1,000	0.06%	$1,042.80	$0.31	$1,024.60	$0.30
Class R5	1,000	0.15%	1,041.90	0.76	1,024.20	0.76
Service Class	1,000	0.25%	1,041.20	1.27	1,023.70	1.26
Administrative Class	1,000	0.35%	1,040.50	1.78	1,023.20	1.77
Class A	1,000	0.60%	1,040.40	3.05	1,021.90	3.02
Class R4	1,000	0.50%	1,041.20	2.54	1,022.40	2.52
Class R3	1,000	0.75%	1,039.20	3.81	1,021.20	3.78
MM RetireSMART Moderate Growth Fund
Class I	1,000	0.07%	1,066.90	0.36	1,024.60	0.35
Class R5	1,000	0.15%	1,066.10	0.77	1,024.20	0.76
Service Class	1,000	0.25%	1,066.00	1.29	1,023.70	1.26
Administrative Class	1,000	0.36%	1,065.50	1.85	1,023.10	1.82
Class A	1,000	0.60%	1,064.50	3.09	1,021.90	3.02
Class R4	1,000	0.51%	1,064.30	2.62	1,022.40	2.57
Class R3	1,000	0.76%	1,062.90	3.91	1,021.10	3.83
MM RetireSMART Growth Fund
Class I	1,000	0.10%	1,076.60	0.52	1,024.40	0.50
Class R5	1,000	0.19%	1,076.40	0.98	1,024.00	0.96
Service Class	1,000	0.28%	1,075.30	1.45	1,023.50	1.41
Administrative Class	1,000	0.39%	1,075.10	2.02	1,023.00	1.97
Class A	1,000	0.63%	1,073.40	3.26	1,021.80	3.18
Class R4	1,000	0.54%	1,074.40	2.79	1,022.20	2.72
Class R3	1,000	0.79%	1,072.80	4.08	1,021.00	3.98
MM RetireSMART In Retirement Fund
Class I	1,000	0.07%	1,019.20	0.35	1,024.60	0.35
Class R5	1,000	0.17%	1,019.10	0.86	1,024.10	0.86
Service Class	1,000	0.27%	1,018.80	1.36	1,023.60	1.36
Administrative Class	1,000	0.37%	1,017.70	1.86	1,023.10	1.87
Class A	1,000	0.62%	1,017.20	3.12	1,021.80	3.13
Class R4	1,000	0.52%	1,018.00	2.62	1,022.30	2.62
Class R3	1,000	0.77%	1,016.20	3.87	1,021.10	3.88
MM RetireSMART 2010 Fund
Class I	1,000	0.05%	1,027.00	0.25	1,024.70	0.25
Class R5	1,000	0.15%	1,026.40	0.76	1,024.20	0.76
Service Class	1,000	0.25%	1,026.10	1.26	1,023.70	1.26
Administrative Class	1,000	0.35%	1,025.40	1.77	1,023.20	1.77
Class A	1,000	0.60%	1,024.30	3.03	1,021.90	3.02
Class R4	1,000	0.50%	1,024.20	2.52	1,022.40	2.52
Class R3	1,000	0.75%	1,022.90	3.78	1,021.20	3.78
MM RetireSMART 2015 Fund
Class I	1,000	0.07%	1,031.60	0.35	1,024.60	0.35
Class R5	1,000	0.17%	1,031.10	0.86	1,024.10	0.86
Service Class	1,000	0.27%	1,030.80	1.37	1,023.60	1.36
Administrative Class	1,000	0.37%	1,030.50	1.87	1,023.10	1.87
Class A	1,000	0.62%	1,029.30	3.14	1,021.80	3.13
Class R4	1,000	0.52%	1,029.10	2.63	1,022.30	2.62
Class R3	1,000	0.77%	1,028.10	3.89	1,021.10	3.88

103

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART 2020 Fund
Class I	$1,000	0.05%	$1,044.60	$0.25	$1,024.70	$0.25
Class R5	1,000	0.15%	1,043.60	0.76	1,024.20	0.76
Service Class	1,000	0.24%	1,043.80	1.22	1,023.70	1.21
Administrative Class	1,000	0.34%	1,042.90	1.73	1,023.20	1.72
Class A	1,000	0.59%	1,042.00	3.00	1,022.00	2.97
Class R4	1,000	0.49%	1,042.70	2.50	1,022.50	2.47
Class R3	1,000	0.74%	1,040.50	3.76	1,021.20	3.73
MM RetireSMART 2025 Fund
Class I	1,000	0.03%	1,056.30	0.15	1,024.80	0.15
Class R5	1,000	0.13%	1,055.70	0.67	1,024.30	0.66
Service Class	1,000	0.22%	1,054.70	1.13	1,023.80	1.11
Administrative Class	1,000	0.32%	1,054.60	1.64	1,023.30	1.61
Class A	1,000	0.57%	1,053.30	2.92	1,022.10	2.87
Class R4	1,000	0.48%	1,054.50	2.46	1,022.50	2.42
Class R3	1,000	0.73%	1,053.40	3.74	1,021.30	3.68
MM RetireSMART 2030 Fund
Class I	1,000	0.04%	1,063.80	0.21	1,024.70	0.20
Class R5	1,000	0.14%	1,063.00	0.72	1,024.20	0.71
Service Class	1,000	0.24%	1,062.30	1.23	1,023.70	1.21
Administrative Class	1,000	0.34%	1,061.40	1.75	1,023.20	1.72
Class A	1,000	0.59%	1,061.00	3.03	1,022.00	2.97
Class R4	1,000	0.49%	1,061.20	2.52	1,022.50	2.47
Class R3	1,000	0.74%	1,059.60	3.80	1,021.20	3.73
MM RetireSMART 2035 Fund
Class I	1,000	0.07%	1,067.20	0.36	1,024.60	0.35
Class R5	1,000	0.17%	1,066.70	0.88	1,024.10	0.86
Service Class	1,000	0.27%	1,066.10	1.39	1,023.60	1.36
Administrative Class	1,000	0.37%	1,065.60	1.91	1,023.10	1.87
Class A	1,000	0.62%	1,064.40	3.19	1,021.80	3.13
Class R4	1,000	0.52%	1,065.10	2.68	1,022.30	2.62
Class R3	1,000	0.77%	1,063.00	3.96	1,021.10	3.88
MM RetireSMART 2040 Fund
Class I	1,000	0.05%	1,068.70	0.26	1,024.70	0.25
Class R5	1,000	0.16%	1,067.70	0.82	1,024.10	0.81
Service Class	1,000	0.25%	1,067.20	1.29	1,023.70	1.26
Administrative Class	1,000	0.35%	1,067.30	1.80	1,023.20	1.77
Class A	1,000	0.60%	1,066.20	3.09	1,021.90	3.02
Class R4	1,000	0.50%	1,066.40	2.58	1,022.40	2.52
Class R3	1,000	0.75%	1,065.20	3.86	1,021.20	3.78
MM RetireSMART 2045 Fund
Class I	1,000	0.04%	1,070.30	0.21	1,024.70	0.20
Class R5	1,000	0.14%	1,069.90	0.72	1,024.20	0.71
Service Class	1,000	0.24%	1,069.10	1.24	1,023.70	1.21
Administrative Class	1,000	0.34%	1,068.50	1.75	1,023.20	1.72
Class A	1,000	0.59%	1,067.50	3.04	1,022.00	2.97
Class R4	1,000	0.49%	1,068.10	2.53	1,022.50	2.47
Class R3	1,000	0.74%	1,066.20	3.81	1,021.20	3.73

104

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MM RetireSMART 2050 Fund
Class I	$1,000	0.04%	$1,074.50	$0.21	$1,024.70	$0.20
Class R5	1,000	0.14%	1,074.80	0.72	1,024.20	0.71
Service Class	1,000	0.24%	1,073.60	1.24	1,023.70	1.21
Administrative Class	1,000	0.34%	1,072.70	1.76	1,023.20	1.72
Class A	1,000	0.59%	1,072.20	3.05	1,022.00	2.97
Class R4	1,000	0.49%	1,072.20	2.53	1,022.50	2.47
Class R3	1,000	0.74%	1,071.00	3.82	1,021.20	3.73
MM RetireSMART 2055 Fund
Class I	1,000	0.02%	1,075.20	0.10	1,024.80	0.10
Class R5	1,000	0.12%	1,075.40	0.62	1,024.30	0.61
Service Class	1,000	0.22%	1,074.40	1.14	1,023.80	1.11
Administrative Class	1,000	0.32%	1,074.20	1.65	1,023.30	1.61
Class A	1,000	0.56%	1,072.70	2.89	1,022.10	2.82
Class R4	1,000	0.47%	1,073.30	2.43	1,022.60	2.37
Class R3	1,000	0.72%	1,072.50	3.72	1,021.30	3.63
MM RetireSMART 2060 Fund
Class I	1,000	0.02%	1,074.70	0.10	1,024.80	0.10
Class R5	1,000	0.12%	1,074.80	0.62	1,024.30	0.61
Service Class	1,000	0.22%	1,073.20	1.14	1,023.80	1.11
Administrative Class	1,000	0.32%	1,073.20	1.65	1,023.30	1.61
Class A	1,000	0.57%	1,071.70	2.94	1,022.10	2.87
Class R4	1,000	0.47%	1,072.40	2.43	1,022.60	2.37
Class R3	1,000	0.72%	1,071.10	3.72	1,021.30	3.63

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2017, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

105

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

©2017 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-42333-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for MM Select Bond and Income Asset Fund and MM Select Equity Asset Fund of the MassMutual Select Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MM Select Bond and Income Asset/MM Select Equity Asset Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“We recommend working with a personal financial professional who can help you define an investment strategy that aligns with how comfortable you are with market volatility, how long you have to save and invest, and your specific financial goals.”

March 31, 2017

Welcome to the MM Select Bond and Income Asset/MM Select Equity Asset Funds Semiannual Report, covering the six months from October 1, 2016 to March 31, 2017.

Market Highlights

•	During the period, U.S. stocks enjoyed strong performance, bolstered by a rally which started after the November 2016 U.S. presidential election.

•	Data throughout the period pointed to a slowly improving global economic environment.

•	Foreign stocks trailed U.S. stock returns throughout 2016, with developed markets stocks lagging emerging market stocks, although both began to show improvement during the first quarter of 2017.

•	U.S. bonds encountered headwinds, as post-election “risk on” attitudes depressed prices.

•	The Federal Reserve (the “Fed”) raised short-term interest rates by one-quarter of one percent twice during the period.

Market Environment

Overall, 2016 delivered positive returns to domestic stock investors. The S&P 500® Index* ended the year up 11.96 percent and nearly half of that gain occurred in the last seven weeks of the year. The rally continued into the first quarter of 2017, as the index added another 6.07 percent by March 31, 2017.

The most significant event of this reporting period was the surprising election of Donald J. Trump as the 45th President of the United States. Investor sentiment was buoyed by campaign promises focused on tax reforms, infrastructure spending, health care reform, and the creation of American jobs. Solid economic data, which supported confidence in a slowly improving global market environment, and investor optimism drove the Dow Jones Industrial AverageSM (the “Dow”) above 20,000 – a milestone for the first time ever on January 25, 2017. In a clear indication of the market’s post-election acceleration, the Dow closed above 21,000 on March 1, 2017 – just twenty-four trading days after crossing the 20,000 mark. This tied a 1999 record for the shortest time frame between 1000-point gains. The Dow closed the reporting period at 20,662.

All major U.S. stock indexes enjoyed a strong finish to 2016, but not equally. During the first half of the reporting period, small-cap stocks significantly outperformed large-cap issues, but that trend reversed by the end of the period, as large cap stocks outperformed their small-cap counterparts for the first three months of 2017. Similarly, value stocks outperformed growth stocks in 2016 by a wide margin – but since January 2017 and through the end of the reporting period, growth stocks outperformed value issues.

Market sectors also experienced uneven performance throughout the reporting period. Energy, telecommunication services, and financial stocks enjoyed the greatest lift through the end of 2016, as health care, information technology, and consumer discretionary stocks lagged. However, by the end of the reporting period, the information technology sector had appreciated more than 10 percent and consumer discretionary and health care stocks logged increases of six percent and seven percent, respectively. Additionally, on March 31, 2017, both energy and telecommunication services showed negative performance for the quarter, with the financial sector appreciating less than one percent.

As noted earlier, the global economy continued to show signs of strength throughout the reporting period. On the domestic front, strong jobs and housing data continued. Job creation remained steady,

1

MM Select Bond and Income Asset/MM Select Equity Asset Funds – President’s Letter to Shareholders (Unaudited) (Continued)

as the unemployment rate edged down to 4.7 percent at the end of the period. Housing starts continued to show year-over-year improvement, as did new home sales. Notable during this reporting period was the gap between sentiment and surveys and hard economic data. For example, consumer sentiment, as measured by the University of Michigan Consumer Sentiment Index, hit 96.9 to end the first quarter of 2017; however, actual consumer spending during the period remained range-bound.

Developed international markets ended 2016 with a modest one percent increase, as measured by the MSCI EAFE® Index*, an indicator of the performance of foreign developed-market stocks. European nations struggled to understand the impact of the Brexit vote on the future of the European Union (EU), even as other nations faced elections in which populist sentiment seemed to lean toward following Great Britain’s lead. (“Brexit” – an abbreviation for “British exit” – was the United Kingdom’s surprising June 23, 2016 referendum to leave the EU.) Even though British Prime Minister Theresa May triggered Article 50 of the Lisbon Treaty to begin the country’s official exit from the EU on March 29, 2017, the MSCI EAFE Index ended the reporting period up 7.25 percent. Asian markets were notable during the period for their lack of major market disturbances. Emerging markets lagged toward the end of 2016, but rebounded during the first quarter of 2017. The MSCI Emerging Markets Index*, a measure of the performance of emerging stock markets throughout the world, ended the reporting period up 11.45 percent.

In previous reporting periods, we wrote frequently about the Fed and its plans to normalize short-term interest rates. In the recent Select annual report, we observed how closely investors watched the Fed’s signals regarding rate hikes. In previous reporting periods, the mere hint of a rate hike could send markets into a tailspin. During this reporting period, the Federal Open Market Committee raised the federal funds rate – the Fed’s overnight bank lending rate – twice by one-quarter of one percent and markets barely reacted. At the end of March, markets continued to rise, despite the Fed’s forecast of two more rate hikes in 2017.

Along with investors’ “risk on” attitude toward equity markets, the Fed rate hikes exerted pressure on bond prices. The slow rise in yields accelerated higher following the Trump victory. The prospect of more stimulus from a Trump administration shifted longer-term assumptions about inflation and investors reacted by selling bonds. The yield on the 10-year U.S. Treasury bond moved above 2.00 percent in a matter of days and continued even higher, before retreating in the final weeks of 2016 to end the year at just below 2.50 percent. U.S. corporate bond returns moved downward along with Treasury bonds. However, investment-grade and high-yield corporate bonds diverged significantly, as U.S. high-yield corporate bonds bucked the investment-grade bond market trend and posted gains for the reporting period. High-yield bonds are the fixed income investments most like stocks and they tend to respond favorably to positive economic activity.

Review and maintain your strategy

MassMutual is committed to helping people secure their future and protect the ones they love. Because we know that you want to protect those who matter most to you, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As noted in this report, financial markets can react and contract with little notice. The diversified suite of investment options we provide in our Select family of funds taps into the deep expertise of seasoned asset managers who are committed to helping you prepare for retirement. We also recommend working with a personal financial professional, who can help you define an investment strategy that aligns with how comfortable you are with market volatility, how long you have to save and invest, and your specific financial goals. As always, we thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual U.S. Product and Marketing as of 4/1/17 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

*	Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

2

MM Select Bond and Income Asset Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MM Select Bond and Income Asset Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long term total return by investing primarily in a diversified portfolio of debt securities and money market instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other income-producing assets. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM Select Bond and Income Asset Fund Portfolio Characteristics (% of Net Assets) on 3/31/17

U.S. Treasury Obligations	90.6%
Sovereign Debt Obligations	8.8%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

3

MM Select Equity Asset Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MM Select Equity Asset Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long term total return by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in domestic and foreign equity securities. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MM Select Equity Asset Fund Portfolio Characteristics (% of Net Assets) on 3/31/17

Common Stock	97.5%
Mutual Funds	2.8%
Preferred Stock	0.4%
Rights	0.0%
Corporate Debt	0.0%
Warrants	0.0%

Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%

Net Assets	100.0%

4

MM Select Bond and Income Asset Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.4%

SOVEREIGN DEBT OBLIGATIONS — 8.8%
Bundesobligation EUR (a) (b) 0.010% 4/17/20	300,000	$326,540
Bundesobligation EUR (a) (b) 0.010% 4/09/21	300,000	326,986
Bundesobligation EUR (a) (b) 0.010% 10/08/21	175,000	190,740
Bundesobligation EUR (a) (b) 0.010% 4/08/22	50,000	54,371
Bundesobligation EUR (a) (b) 0.250% 10/16/20	200,000	219,823
Bundesobligation EUR (a) (b) 0.500% 4/12/19	350,000	382,911
Bundesobligation EUR (a) (b) 1.000% 10/12/18	300,000	328,774
Bundesrepublik Deutschland EUR (a) (b) 0.010% 3/15/19	250,000	270,594
Bundesrepublik Deutschland EUR (a) (b) 0.010% 8/15/26	250,000	260,342
Bundesrepublik Deutschland EUR (a) (b) 0.250% 2/15/27	125,000	132,384
Bundesrepublik Deutschland EUR (a) (b) 0.500% 2/15/25	200,000	221,574
Bundesrepublik Deutschland EUR (a) (b) 0.500% 2/15/26	200,000	219,719
Bundesrepublik Deutschland EUR (a) (b) 1.000% 8/15/24	100,000	115,084
Bundesrepublik Deutschland EUR (a) (b) 1.000% 8/15/25	100,000	114,909
Bundesrepublik Deutschland EUR (a) (b) 1.500% 9/04/22	100,000	117,443
Bundesrepublik Deutschland EUR (a) (b) 1.500% 2/15/23	125,000	147,402
Bundesrepublik Deutschland EUR (a) (b) 1.500% 5/15/23	100,000	118,212
Bundesrepublik Deutschland EUR (a) (b) 1.500% 5/15/24	50,000	59,460
Bundesrepublik Deutschland EUR (a) (b) 1.750% 7/04/22	200,000	237,293
Bundesrepublik Deutschland EUR (a) (b) 1.750% 2/15/24	100,000	120,692
Bundesrepublik Deutschland EUR (a) (b) 2.500% 7/04/44	100,000	142,345
Bundesrepublik Deutschland EUR (a) (b) 2.500% 8/15/46	95,000	136,473
Bundesrepublik Deutschland EUR (a) (b) 3.250% 7/04/42	50,000	79,805
Bundesrepublik Deutschland EUR (a) (b) 4.000% 1/04/37	100,000	167,991
Bundesrepublik Deutschland EUR (a) (b) 4.250% 7/04/39	100,000	178,285

	Principal Amount	Value
Bundesrepublik Deutschland EUR (a) (b) 4.750% 7/04/34	100,000	$176,421
Bundesrepublik Deutschland EUR (a) (b) 4.750% 7/04/40	100,000	191,618
Bundesrepublik Deutschland EUR (a) (b) 5.500% 1/04/31	115,000	202,975
Bundesrepublik Deutschland EUR (a) (b) 6.250% 1/04/30	50,000	91,345
France Government Bond OAT EUR (a) (b) 0.010% 2/25/19	150,000	161,444
France Government Bond OAT EUR (a) (b) 0.010% 5/25/20	300,000	322,939
France Government Bond OAT EUR (a) (b) 0.010% 5/25/21	300,000	321,357
France Government Bond OAT EUR (a) (b) 0.010% 5/25/22	50,000	53,001
France Government Bond OAT EUR (a) (b) 0.250% 11/25/20	300,000	325,214
France Government Bond OAT EUR (a) (b) 0.250% 11/25/26	50,000	49,829
France Government Bond OAT EUR (a) (b) 0.500% 11/25/19	350,000	381,923
France Government Bond OAT EUR (a) (b) 0.500% 5/25/25	175,000	183,759
France Government Bond OAT EUR (a) (b) 0.500% 5/25/26	325,000	334,954
France Government Bond OAT EUR (a) (b) 1.000% 5/25/18	300,000	325,440
France Government Bond OAT EUR (a) (b) 1.000% 11/25/18	100,000	109,252
France Government Bond OAT EUR (a) (b) 1.000% 5/25/19	100,000	109,920
France Government Bond OAT EUR (a) (b) 1.000% 11/25/25	335,000	363,668
France Government Bond OAT EUR (a) (b) 1.250% 5/25/36	50,000	49,655
France Government Bond OAT EUR (a) (b) 1.500% 5/25/31	150,000	162,492
France Government Bond OAT EUR (a) (b) 1.750% 5/25/23	425,000	493,057
France Government Bond OAT EUR (a) (b) 1.750% 11/25/24	200,000	231,882
France Government Bond OAT EUR (a) (b) 1.750% 6/25/39	30,000	31,926
France Government Bond OAT EUR (a) (b) 1.750% 5/25/66	85,000	78,028
France Government Bond OAT EUR (a) (b) 2.250% 10/25/22	250,000	297,050
France Government Bond OAT EUR (a) (b) 2.500% 5/25/30	300,000	366,763
France Government Bond OAT EUR (a) (b) 3.000% 4/25/22	100,000	122,345

The accompanying notes are an integral part of the financial statements.

5

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
France Government Bond OAT EUR (a) (b) 3.250% 5/25/45	175,000	$237,819
France Government Bond OAT EUR (a) (b) 4.000% 10/25/38	75,000	113,013
France Government Bond OAT EUR (a) (b) 4.500% 4/25/41	100,000	162,271
France Government Bond OAT EUR (a) (b) 4.750% 4/25/35	110,000	176,381
Japan Government Five Year Bond JPY (b) 0.100% 9/20/19	10,000,000	90,467
Japan Government Five Year Bond JPY (b) 0.100% 12/20/19	10,000,000	90,517
Japan Government Five Year Bond JPY (b) 0.100% 3/20/20	15,000,000	135,856
Japan Government Five Year Bond JPY (b) 0.100% 6/20/20	10,000,000	90,596
Japan Government Five Year Bond JPY (b) 0.100% 9/20/20	15,000,000	135,934
Japan Government Five Year Bond JPY (b) 0.100% 12/20/20	10,000,000	90,677
Japan Government Five Year Bond JPY (b) 0.100% 3/20/21	15,000,000	136,058
Japan Government Five Year Bond JPY (b) 0.100% 6/20/21	15,000,000	136,109
Japan Government Five Year Bond JPY (b) 0.100% 9/20/21	15,000,000	136,167
Japan Government Five Year Bond JPY (b) 0.200% 9/20/19	10,000,000	90,689
Japan Government Five Year Bond JPY (b) 0.300% 6/20/18	20,000,000	180,835
Japan Government Forty Year Bond JPY (b) 0.400% 3/20/56	10,000,000	73,588
Japan Government Forty Year Bond JPY (b) 2.200% 3/20/51	8,000,000	99,267

	Principal Amount	Value
Japan Government Ten Year Bond JPY (b) 0.100% 3/20/26	5,000,000	$45,178
Japan Government Ten Year Bond JPY (b) 0.100% 6/20/26	5,000,000	45,152
Japan Government Ten Year Bond JPY (b) 0.100% 9/20/26	10,000,000	90,245
Japan Government Ten Year Bond JPY (b) 0.100% 12/20/26	10,000,000	90,143
Japan Government Ten Year Bond JPY (b) 0.300% 12/20/24	5,000,000	45,998
Japan Government Ten Year Bond JPY (b) 0.300% 12/20/25	5,000,000	45,979
Japan Government Ten Year Bond JPY (b) 0.400% 3/20/25	10,000,000	92,700
Japan Government Ten Year Bond JPY (b) 0.400% 6/20/25	5,000,000	46,354
Japan Government Ten Year Bond JPY (b) 0.400% 9/20/25	10,000,000	92,725
Japan Government Ten Year Bond JPY (b) 0.500% 9/20/24	10,000,000	93,338
Japan Government Ten Year Bond JPY (b) 0.600% 3/20/23	8,000,000	74,834
Japan Government Ten Year Bond JPY (b) 0.600% 9/20/23	5,000,000	46,863
Japan Government Ten Year Bond JPY (b) 0.600% 12/20/23	8,000,000	75,056
Japan Government Ten Year Bond JPY (b) 0.600% 3/20/24	10,000,000	93,912
Japan Government Ten Year Bond JPY (b) 0.600% 6/20/24	10,000,000	93,963
Japan Government Ten Year Bond JPY (b) 0.700% 12/20/22	10,000,000	93,944
Japan Government Ten Year Bond JPY (b) 0.800% 6/20/22	10,000,000	94,096
Japan Government Ten Year Bond JPY (b) 0.800% 6/20/23	10,000,000	94,753
Japan Government Ten Year Bond JPY (b) 0.900% 3/20/22	10,000,000	94,340
Japan Government Ten Year Bond JPY (b) 1.000% 12/20/21	10,000,000	94,589
Japan Government Thirty Year Bond JPY (b) 0.800% 3/20/47	5,000,000	44,402
Japan Government Thirty Year Bond JPY (b) 1.400% 12/20/45	5,000,000	51,571
Japan Government Thirty Year Bond JPY (b) 1.500% 3/20/45	5,000,000	52,715
Japan Government Thirty Year Bond JPY (b) 1.700% 12/20/43	5,000,000	54,778

The accompanying notes are an integral part of the financial statements.

6

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Japan Government Thirty Year Bond JPY (b) 1.900% 9/20/42	5,000,000	$56,724
Japan Government Thirty Year Bond JPY (b) 2.000% 9/20/40	7,000,000	80,148
Japan Government Thirty Year Bond JPY (b) 2.200% 3/20/41	10,000,000	118,722
Japan Government Thirty Year Bond JPY (b) 2.300% 3/20/39	5,000,000	59,569
Japan Government Thirty Year Bond JPY (b) 2.400% 3/20/37	5,000,000	59,645
Japan Government Twenty Year Bond JPY (b) 0.200% 6/20/36	5,000,000	41,598
Japan Government Twenty Year Bond JPY (b) 1.000% 12/20/35	5,000,000	48,295
Japan Government Twenty Year Bond JPY (b) 1.200% 12/20/34	7,000,000	70,203
Japan Government Twenty Year Bond JPY (b) 1.200% 3/20/35	12,000,000	120,211
Japan Government Twenty Year Bond JPY (b) 1.300% 6/20/35	7,000,000	71,112
Japan Government Twenty Year Bond JPY (b) 1.400% 9/20/34	5,000,000	51,673
Japan Government Twenty Year Bond JPY (b) 1.600% 12/20/33	5,000,000	53,217
Japan Government Twenty Year Bond JPY (b) 1.700% 9/20/32	5,000,000	53,817
Japan Government Twenty Year Bond JPY (b) 1.700% 12/20/32	5,000,000	53,841
Japan Government Twenty Year Bond JPY (b) 1.700% 6/20/33	5,000,000	53,927
Japan Government Twenty Year Bond JPY (b) 1.700% 9/20/33	5,000,000	53,925
Japan Government Twenty Year Bond JPY (b) 1.800% 12/20/31	5,000,000	54,377

	Principal Amount	Value
Japan Government Twenty Year Bond JPY (b) 1.900% 9/20/30	5,000,000	$54,660
Japan Government Twenty Year Bond JPY (b) 1.900% 6/20/31	5,000,000	54,889
Japan Government Twenty Year Bond JPY (b) 2.100% 12/20/26	5,000,000	53,745
Japan Government Twenty Year Bond JPY (b) 2.100% 12/20/27	7,000,000	76,281
Japan Government Twenty Year Bond JPY (b) 2.100% 9/20/28	7,000,000	76,845
Japan Government Twenty Year Bond JPY (b) 2.100% 3/20/29	5,000,000	55,145
Japan Government Twenty Year Bond JPY (b) 2.100% 9/20/29	7,000,000	77,568
Japan Government Twenty Year Bond JPY (b) 2.100% 3/20/30	7,000,000	77,922
Japan Government Twenty Year Bond JPY (b) 2.100% 12/20/30	10,000,000	111,876
Japan Government Twenty Year Bond JPY (b) 2.400% 6/20/28	5,000,000	56,261
Japan Government Twenty Year Bond JPY (b) 2.600% 3/20/19	40,000,000	379,096
Japan Government Two Year Bond JPY (b) 0.100% 9/15/18	25,000,000	225,658
United Kingdom Gilt GBP (a) (b) 0.500% 7/22/22	50,000	62,488
United Kingdom Gilt GBP (a) (b) 1.250% 7/22/18	175,000	222,487
United Kingdom Gilt GBP (a) (b) 1.250% 7/22/27	50,000	62,948
United Kingdom Gilt GBP (a) (b) 1.500% 1/22/21	400,000	523,737
United Kingdom Gilt GBP (a) (b) 1.500% 7/22/26	250,000	325,413
United Kingdom Gilt GBP (a) (b) 1.500% 7/22/47	160,000	190,290
United Kingdom Gilt GBP (a) (b) 1.750% 7/22/19	350,000	455,006
United Kingdom Gilt GBP (a) (b) 1.750% 9/07/22	150,000	200,356

The accompanying notes are an integral part of the financial statements.

7

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Kingdom Gilt GBP (a) (b) 1.750% 9/07/37	50,000	$62,875
United Kingdom Gilt GBP (a) (b) 1.750% 7/22/57	30,000	39,349
United Kingdom Gilt GBP (a) (b) 2.000% 7/22/20	200,000	265,213
United Kingdom Gilt GBP (a) (b) 2.000% 9/07/25	100,000	136,251
United Kingdom Gilt GBP (a) (b) 2.250% 9/07/23	125,000	172,393
United Kingdom Gilt GBP (a) (b) 2.500% 7/22/65	35,000	57,632
United Kingdom Gilt GBP (a) (b) 2.750% 9/07/24	150,000	214,484
United Kingdom Gilt GBP (a) (b) 3.250% 1/22/44	40,000	65,854
United Kingdom Gilt GBP (a) (b) 3.500% 1/22/45	100,000	172,906
United Kingdom Gilt GBP (a) (b) 3.500% 7/22/68	100,000	210,407
United Kingdom Gilt GBP (a) (b) 3.750% 9/07/21	125,000	180,152
United Kingdom Gilt GBP (a) (b) 4.250% 6/07/32	100,000	172,317
United Kingdom Gilt GBP (a) (b) 4.250% 3/07/36	50,000	89,160
United Kingdom Gilt GBP (a) (b) 4.250% 9/07/39	150,000	275,684
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/40	100,000	186,227
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/49	125,000	257,314
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/55	135,000	297,989
United Kingdom Gilt GBP (a) (b) 4.500% 9/07/34	150,000	271,027
United Kingdom Gilt GBP (a) (b) 4.500% 12/07/42	100,000	196,673
United Kingdom Gilt GBP (a) (b) 4.750% 12/07/30	150,000	267,340
United Kingdom Gilt GBP (a) (b) 4.750% 12/07/38	40,000	77,830

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $23,042,947)		22,245,033

U.S. TREASURY OBLIGATIONS — 90.6%
U.S. Treasury Bonds & Notes — 90.6%
U.S. Treasury Bond 4.500% 2/15/36	$3,915,000	4,965,260
U.S. Treasury Bond 4.750% 2/15/37	1,325,000	1,729,850

	Principal Amount	Value
U.S. Treasury Bond 5.250% 11/15/28	$2,275,000	$2,906,917
U.S. Treasury Bond 5.250% 2/15/29	1,650,000	2,115,558
U.S. Treasury Bond 5.375% 2/15/31	3,575,000	4,774,245
U.S. Treasury Bond 5.500% 8/15/28	1,750,000	2,272,211
U.S. Treasury Bond 6.125% 11/15/27	2,500,000	3,363,711
U.S. Treasury Bond 6.125% 8/15/29	1,325,000	1,834,918
U.S. Treasury Bond 6.250% 5/15/30	2,225,000	3,153,486
U.S. Treasury Bond 6.375% 8/15/27	1,000,000	1,362,437
U.S. Treasury Inflation Index 0.125% 4/15/17	7,322,376	7,329,625
U.S. Treasury Inflation Index 0.125% 4/15/18	6,827,145	6,884,568
U.S. Treasury Inflation Index 0.125% 4/15/19	6,735,040	6,833,937
U.S. Treasury Inflation Index 0.125% 4/15/20	6,531,714	6,629,108
U.S. Treasury Inflation Index 0.125% 4/15/21	4,814,774	4,864,424
U.S. Treasury Inflation Index 0.125% 1/15/22	4,827,240	4,863,449
U.S. Treasury Inflation Index 0.625% 7/15/21	4,309,000	4,469,446
U.S. Treasury Inflation Index 1.125% 1/15/21	4,439,600	4,674,410
U.S. Treasury Inflation Index 1.250% 7/15/20	3,562,560	3,769,694
U.S. Treasury Inflation Index 1.375% 7/15/18	1,688,880	1,746,825
U.S. Treasury Inflation Index 1.375% 1/15/20	2,806,925	2,956,896
U.S. Treasury Inflation Index 1.625% 1/15/18	1,158,940	1,182,843
U.S. Treasury Inflation Index 1.875% 7/15/19	1,876,232	1,993,038
U.S. Treasury Inflation Index 2.125% 1/15/19	1,413,563	1,486,983
U.S. Treasury Note 0.625% 4/30/18	1,000,000	994,840
U.S. Treasury Note 0.625% 6/30/18	1,000,000	993,789
U.S. Treasury Note 0.750% 4/15/18	500,000	498,180
U.S. Treasury Note 0.750% 4/30/18	500,000	498,066

The accompanying notes are an integral part of the financial statements.

8

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 0.750% 7/31/18	$1,000,000	$994,766
U.S. Treasury Note 0.750% 8/31/18	1,100,000	1,093,727
U.S. Treasury Note 0.750% 9/30/18	500,000	496,855
U.S. Treasury Note 0.750% 10/31/18	500,000	496,510
U.S. Treasury Note 0.750% 2/15/19	1,000,000	990,973
U.S. Treasury Note 0.750% 7/15/19	1,000,000	986,836
U.S. Treasury Note 0.750% 8/15/19	1,000,000	985,891
U.S. Treasury Note 0.875% 5/31/18	1,000,000	997,141
U.S. Treasury Note 0.875% 7/15/18	1,000,000	996,672
U.S. Treasury Note 0.875% 10/15/18	750,000	746,520
U.S. Treasury Note 0.875% 4/15/19	500,000	495,949
U.S. Treasury Note 0.875% 5/15/19	1,000,000	991,258
U.S. Treasury Note 0.875% 6/15/19	1,000,000	990,391
U.S. Treasury Note 0.875% 9/15/19	1,250,000	1,234,648
U.S. Treasury Note 1.000% 5/15/18	500,000	499,338
U.S. Treasury Note 1.000% 5/31/18	1,000,000	998,484
U.S. Treasury Note 1.000% 8/15/18	1,000,000	997,930
U.S. Treasury Note 1.000% 11/30/18	500,000	498,307
U.S. Treasury Note 1.000% 3/15/19	1,000,000	995,004
U.S. Treasury Note 1.000% 8/31/19	500,000	495,629
U.S. Treasury Note 1.000% 10/15/19	1,350,000	1,336,521
U.S. Treasury Note 1.000% 11/15/19	1,250,000	1,236,299
U.S. Treasury Note 1.000% 11/30/19	1,000,000	989,063
U.S. Treasury Note 1.125% 6/15/18	1,000,000	999,918
U.S. Treasury Note 1.125% 1/15/19	1,000,000	998,141
U.S. Treasury Note 1.125% 1/31/19	800,000	798,434

	Principal Amount	Value
U.S. Treasury Note 1.125% 2/28/19	$500,000	$498,873
U.S. Treasury Note 1.125% 4/30/20	600,000	592,458
U.S. Treasury Note 1.125% 2/28/21	1,000,000	975,734
U.S. Treasury Note 1.125% 6/30/21	1,000,000	971,172
U.S. Treasury Note 1.125% 7/31/21	1,000,000	969,875
U.S. Treasury Note 1.125% 8/31/21	1,300,000	1,259,588
U.S. Treasury Note 1.125% 9/30/21	1,000,000	967,617
U.S. Treasury Note 1.250% 10/31/18	750,000	750,615
U.S. Treasury Note 1.250% 11/15/18	1,000,000	1,000,793
U.S. Treasury Note 1.250% 11/30/18	1,500,000	1,501,008
U.S. Treasury Note 1.250% 12/15/18	1,000,000	1,000,551
U.S. Treasury Note 1.250% 12/31/18	1,150,000	1,150,624
U.S. Treasury Note 1.250% 3/31/19	1,000,000	999,844
U.S. Treasury Note 1.250% 1/31/20	300,000	298,095
U.S. Treasury Note 1.250% 3/31/21	1,000,000	979,516
U.S. Treasury Note 1.250% 10/31/21	1,000,000	972,094
U.S. Treasury Note 1.250% 7/31/23	1,500,000	1,419,820
U.S. Treasury Note 1.375% 6/30/18	1,000,000	1,002,859
U.S. Treasury Note 1.375% 7/31/18	1,000,000	1,002,906
U.S. Treasury Note 1.375% 9/30/18	1,500,000	1,504,289
U.S. Treasury Note 1.375% 2/28/19	1,000,000	1,002,356
U.S. Treasury Note 1.375% 12/15/19	2,250,000	2,245,922
U.S. Treasury Note 1.375% 1/15/20	1,500,000	1,496,508
U.S. Treasury Note 1.375% 2/15/20	1,800,000	1,794,347
U.S. Treasury Note 1.375% 2/29/20	1,000,000	996,234
U.S. Treasury Note 1.375% 3/31/20	1,250,000	1,244,560

The accompanying notes are an integral part of the financial statements.

9

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.375% 4/30/20	$1,000,000	$994,773
U.S. Treasury Note 1.375% 5/31/20	1,000,000	993,789
U.S. Treasury Note 1.375% 8/31/20	1,000,000	990,961
U.S. Treasury Note 1.375% 9/30/20	1,000,000	990,086
U.S. Treasury Note 1.375% 10/31/20	1,000,000	989,070
U.S. Treasury Note 1.375% 1/31/21	1,000,000	986,117
U.S. Treasury Note 1.375% 4/30/21	1,000,000	983,219
U.S. Treasury Note 1.375% 5/31/21	1,000,000	982,297
U.S. Treasury Note 1.375% 8/31/23	2,000,000	1,905,734
U.S. Treasury Note 1.375% 9/30/23	1,000,000	951,836
U.S. Treasury Note 1.500% 8/31/18	1,500,000	1,506,750
U.S. Treasury Note 1.500% 12/31/18	1,000,000	1,004,719
U.S. Treasury Note 1.500% 1/31/19	1,000,000	1,004,625
U.S. Treasury Note 1.500% 2/28/19	1,000,000	1,004,699
U.S. Treasury Note 1.500% 5/31/19	1,000,000	1,004,297
U.S. Treasury Note 1.500% 10/31/19	1,000,000	1,002,094
U.S. Treasury Note 1.500% 11/30/19	1,150,000	1,151,806
U.S. Treasury Note 1.500% 5/31/20	250,000	249,379
U.S. Treasury Note 1.500% 1/31/22	350,000	343,115
U.S. Treasury Note 1.500% 2/28/23	1,000,000	966,633
U.S. Treasury Note 1.500% 3/31/23	2,000,000	1,931,109
U.S. Treasury Note 1.500% 8/15/26	1,500,000	1,388,121
U.S. Treasury Note 1.625% 3/31/19	500,000	503,539
U.S. Treasury Note 1.625% 4/30/19	1,000,000	1,006,953
U.S. Treasury Note 1.625% 6/30/19	750,000	754,887
U.S. Treasury Note 1.625% 7/31/19	600,000	603,773
U.S. Treasury Note 1.625% 8/31/19	750,000	754,488

	Principal Amount	Value
U.S. Treasury Note 1.625% 12/31/19	$700,000	$703,248
U.S. Treasury Note 1.625% 3/15/20	1,250,000	1,254,492
U.S. Treasury Note 1.625% 6/30/20	1,000,000	1,000,852
U.S. Treasury Note 1.625% 7/31/20	1,000,000	1,000,086
U.S. Treasury Note 1.625% 11/30/20	350,000	348,980
U.S. Treasury Note 1.625% 8/15/22	1,000,000	979,383
U.S. Treasury Note 1.625% 11/15/22	1,750,000	1,709,572
U.S. Treasury Note 1.625% 10/31/23	1,000,000	966,477
U.S. Treasury Note 1.625% 2/15/26	1,500,000	1,410,434
U.S. Treasury Note 1.625% 5/15/26	2,000,000	1,876,266
U.S. Treasury Note 1.750% 9/30/19	450,000	454,039
U.S. Treasury Note 1.750% 12/31/20	1,000,000	1,000,688
U.S. Treasury Note 1.750% 11/30/21	1,000,000	993,578
U.S. Treasury Note 1.750% 4/30/22	950,000	940,277
U.S. Treasury Note 1.750% 5/15/22	500,000	494,672
U.S. Treasury Note 1.750% 9/30/22	900,000	886,303
U.S. Treasury Note 1.750% 1/31/23	900,000	883,209
U.S. Treasury Note 1.750% 5/15/23	2,000,000	1,956,375
U.S. Treasury Note 1.875% 1/31/22	1,000,000	997,898
U.S. Treasury Note 1.875% 2/28/22	1,500,000	1,496,883
U.S. Treasury Note 1.875% 3/31/22	1,150,000	1,147,125
U.S. Treasury Note 1.875% 5/31/22	1,000,000	995,242
U.S. Treasury Note 1.875% 8/31/22	400,000	396,897
U.S. Treasury Note 1.875% 10/31/22	750,000	742,922
U.S. Treasury Note 2.000% 11/15/21	1,000,000	1,004,617
U.S. Treasury Note 2.000% 12/31/21	1,050,000	1,054,175
U.S. Treasury Note 2.000% 7/31/22	1,000,000	999,703

The accompanying notes are an integral part of the financial statements.

10

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.000% 2/15/25	$1,900,000	$1,858,007
U.S. Treasury Note 2.000% 8/15/25	1,750,000	1,704,090
U.S. Treasury Note 2.000% 11/15/26	2,050,000	1,980,380
U.S. Treasury Note 2.125% 6/30/21	1,000,000	1,012,023
U.S. Treasury Note 2.125% 8/15/21	350,000	354,129
U.S. Treasury Note 2.125% 6/30/22	1,000,000	1,006,867
U.S. Treasury Note 2.125% 12/31/22	900,000	902,250
U.S. Treasury Note 2.125% 11/30/23	2,000,000	1,993,094
U.S. Treasury Note 2.125% 2/29/24	800,000	795,725
U.S. Treasury Note 2.125% 3/31/24	750,000	745,547
U.S. Treasury Note 2.125% 5/15/25	1,800,000	1,773,000
U.S. Treasury Note 2.250% 3/31/21	1,000,000	1,017,734
U.S. Treasury Note 2.250% 4/30/21	1,000,000	1,017,555
U.S. Treasury Note 2.250% 12/31/23	750,000	752,689
U.S. Treasury Note 2.250% 1/31/24	550,000	551,719
U.S. Treasury Note 2.250% 11/15/24	1,800,000	1,795,500
U.S. Treasury Note 2.250% 11/15/25	1,800,000	1,784,433
U.S. Treasury Note 2.250% 2/15/27	1,350,000	1,332,914
U.S. Treasury Note 2.375% 8/15/24	2,000,000	2,015,813
U.S. Treasury Note 2.500% 5/15/24	2,000,000	2,035,641
U.S. Treasury Note 2.625% 8/15/20	1,000,000	1,032,055
U.S. Treasury Note 2.625% 11/15/20	1,000,000	1,032,555
U.S. Treasury Note 2.750% 2/15/19	500,000	513,926
U.S. Treasury Note 2.750% 2/15/24	1,400,000	1,448,584
U.S. Treasury Note 3.125% 5/15/19	1,000,000	1,037,898
U.S. Treasury Note 3.625% 8/15/19	750,000	789,762

	Principal Amount	Value
U.S. Treasury Note 3.625% 2/15/21	$1,000,000	$1,070,586

		231,085,915

TOTAL U.S. TREASURY OBLIGATIONS (Cost $235,955,060)		231,085,915

TOTAL BONDS & NOTES (Cost $258,998,007)		253,330,948

TOTAL LONG-TERM INVESTMENTS (Cost $258,998,007)		253,330,948

SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (c)	1,078,002	1,078,002

TOTAL SHORT-TERM INVESTMENTS (Cost $1,078,002)		1,078,002

TOTAL INVESTMENTS — 99.8% (Cost $260,076,009) (d)		254,408,950

Other Assets/(Liabilities) — 0.2%		603,899

NET ASSETS — 100.0%		$255,012,849

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
OAT	Obligations Assimilables du Tresor
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, these securities amounted to a value of $16,609,695 or 6.51% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Maturity value of $1,078,007. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $1,115,058.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MM Select Equity Asset Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.5%
Australia — 2.7%
Abacus Property Group	5,478	$13,555
Aconex Ltd. (a) (b)	2,427	7,281
Adelaide Brighton Ltd.	7,473	32,416
The AGL Energy Ltd.	14,626	294,658
Ainsworth Game Technology Ltd. (b)	1,877	2,639
ALS Ltd.	8,158	38,178
Altium Ltd. (b)	1,483	8,612
Alumina Ltd. (b)	56,213	76,815
Amcor Ltd.	26,643	306,337
AMP Ltd.	69,208	273,204
Ansell Ltd.	2,369	43,447
APA Group	24,549	167,989
APN News & Media Ltd.	4,861	10,318
APN Outdoor Group Ltd.	2,926	12,729
ARB Corp. Ltd. (b)	1,174	13,198
Ardent Leisure Group (b)	7,735	10,810
Aristocrat Leisure Ltd.	12,825	175,975
Asaleo Care Ltd.	5,280	7,097
ASX Ltd.	4,303	165,604
Aurizon Holdings Ltd.	44,942	180,161
AusNet Services	50,463	64,880
Austal Ltd.	3,579	4,720
Australia & New Zealand Banking Group Ltd.	67,824	1,647,331
Australian Agricultural Co. Ltd. (a)	5,139	6,512
Australian Pharmaceutical Industries Ltd.	5,010	7,800
Automotive Holdings Group Ltd. (b)	3,138	9,874
Aveo Group	7,185	17,616
AWE Ltd. (a) (b)	7,486	2,832
Bank of Queensland Ltd.	8,731	81,074
Bapcor Ltd. (b)	4,004	17,822
Beach Energy Ltd.	25,512	15,597
Bega Cheese Ltd. (b)	1,884	9,083
Bellamy’s Australia Ltd. (b)	974	3,118
Bendigo & Adelaide Bank Ltd.	10,078	93,404
BHP Billiton Ltd. (b)	72,567	1,324,755
Blackmores Ltd. (b)	211	18,134
BlueScope Steel Ltd.	9,101	85,157
Boral Ltd.	26,518	118,212
Brambles Ltd.	35,824	255,494
Breville Group Ltd.	1,273	10,018
Brickworks Ltd.	846	9,483
BT Investment Management Ltd.	3,023	23,082
BWP Trust	31,620	68,831
Cabcharge Australia Ltd.	1,643	3,791
Caltex Australia Ltd.	6,219	139,897
carsales.com Ltd.	3,649	31,100

	Number of Shares	Value
Catapult Group International Ltd. (a) (b)	1,089	$1,872
Cedar Woods Properties Ltd.	890	3,804
Centuria Industrial REIT	2,590	4,906
Challenger Ltd.	12,086	115,498
Charter Hall Group	6,583	27,762
Charter Hall Retail REIT	20,875	69,199
CIMIC Group Ltd.	2,561	70,226
Cleanaway Waste Management Ltd.	25,868	23,695
Coca-Cola Amatil Ltd.	12,066	99,693
Cochlear Ltd.	1,402	144,774
Commonwealth Bank of Australia	39,731	2,606,128
Computershare Ltd.	10,219	109,349
Corporate Travel Management Ltd. (b)	1,032	15,783
Costa Group Holdings Ltd.	3,500	11,623
Cover-More Group Ltd.	6,429	9,547
Credit Corp. Group Ltd. (b)	573	7,539
Cromwell Property Group	90,400	65,945
Crown Resorts Ltd.	7,943	71,633
CSL Ltd.	10,361	989,349
CSR Ltd.	8,213	28,278
Dexus Property Group	68,199	509,998
Domino’s Pizza Enterprises Ltd. (b)	1,409	62,495
Donaco International Ltd.	4,299	1,297
Downer EDI Ltd.	9,453	41,774
DUET Group	50,798	108,256
DuluxGroup Ltd. (b)	6,501	32,419
Eclipx Group Ltd.	3,072	9,151
Energy World Corp. Ltd. (a) (b)	6,066	1,667
Estia Health Ltd. (b)	3,448	8,133
Evolution Mining Ltd.	18,816	30,606
Fairfax Media Ltd.	38,184	29,872
FlexiGroup Ltd (b)	3,856	6,802
Flight Centre Travel Group Ltd. (b)	936	20,600
Folkestone Education Trust	2,789	5,874
Fortescue Metals Group Ltd.	36,555	173,770
G8 Education Ltd.	5,711	17,789
Galaxy Resources Ltd. (a)	26,982	9,369
Gateway Lifestyle	3,935	6,279
GDI Property Group	6,828	5,450
Genworth Mortgage Insurance Australia Ltd.	3,454	8,269
Goodman Group	127,944	756,728
The GPT Group	126,257	497,231
GrainCorp Ltd.	4,308	29,909
Greencross Ltd. (b)	1,195	6,572
Growthpoint Properties Australia Ltd. (b)	4,643	11,234
GUD Holdings Ltd.	1,184	10,703
GWA Group Ltd.	2,706	5,991
Hansen Technologies Ltd. (b)	1,828	4,780
Harvey Norman Holdings Ltd.	9,401	32,392

The accompanying notes are an integral part of the financial statements.

12

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Healthscope Ltd.	37,207	$64,475
IDP Education Ltd.	1,685	5,917
Iluka Resources Ltd.	6,784	39,469
ImpediMed Ltd. (a)	5,625	3,092
Incitec Pivot Ltd.	37,141	106,373
Independence Group NL (b)	8,076	22,072
Infigen Energy (a)	11,289	8,669
Insurance Australia Group Ltd.	51,074	235,645
Investa Office Fund	36,221	131,420
InvoCare Ltd.	1,796	19,392
IOOF Holdings Ltd.	4,372	28,486
IPH Ltd.	1,302	4,841
IRESS Ltd.	2,155	19,223
iSentia Group Ltd. (b)	2,725	3,120
Japara Healthcare Ltd. (b)	3,421	5,252
JB Hi-Fi Ltd. (b)	1,850	34,782
Karoon Gas Australia Ltd. (a)	3,227	4,044
LendLease Group	13,466	160,205
Link Administration Holdings Ltd.	5,608	33,107
Liquefied Natural Gas Ltd. (a) (b)	6,575	3,252
Macquarie Atlas Roads Group	8,136	31,817
Macquarie Group Ltd.	6,914	475,928
Magellan Financial Group Ltd.	1,966	35,361
Mantra Group Ltd. (b)	5,324	11,871
Mayne Pharma Group Ltd. (a)	22,063	24,010
McMillan Shakespeare Ltd.	971	9,781
Medibank Pvt. Ltd.	67,744	145,892
Mesoblast Ltd. (a) (b)	3,537	6,188
Metcash Ltd. (a) (b)	15,937	30,023
Michael Hill International Ltd. (b)	3,081	3,271
Mineral Resources Ltd.	2,129	17,471
Mirvac Group	262,777	439,609
Monadelphous Group Ltd. (b)	1,585	14,931
Myer Holdings Ltd.	14,273	13,233
MYOB Group Ltd.	4,670	12,696
Nanosonics Ltd. (a)	3,160	7,482
National Australia Bank Ltd.	60,025	1,523,976
Navitas Ltd.	4,063	13,747
New South Resources Ltd. (a) (b)	5,755	6,285
Newcrest Mining Ltd.	17,695	304,130
NEXTDC Ltd. (a) (b)	4,868	15,161
Nine Entertainment Co. Holdings Ltd. (b)	8,495	8,132
Northern Star Resources Ltd.	9,194	28,877
Nufarm Ltd.	3,015	22,337
OFX Group Ltd. (b)	3,237	3,647
oOh!media Ltd.	2,555	9,029
Orica Ltd.	7,881	105,904
Origin Energy Ltd.	39,352	211,282
Orocobre Ltd. (a) (b)	2,558	5,430
Orora Ltd.	19,290	43,596
OZ Minerals Ltd.	4,651	27,804
Pact Group Holdings Ltd.	2,976	15,910

	Number of Shares	Value
Perpetual Ltd.	738	$29,337
Pilbara Minerals Ltd. (a) (b)	13,979	4,535
Platinum Asset Management Ltd.	3,476	13,616
Premier Investments Ltd.	1,670	18,262
Primary Health Care Ltd.	8,581	23,371
Programmed Maintenance Services Ltd.	3,448	4,937
Qantas Airways Ltd.	9,573	28,438
QBE Insurance Group Ltd.	32,347	317,218
Qube Holdings Ltd. (b)	15,249	29,812
Quintis Ltd. (b)	4,682	3,720
Ramsay Health Care Ltd.	3,099	165,405
RCG Corp. Ltd. (b)	4,085	3,399
REA Group Ltd.	1,468	66,307
Regis Healthcare Ltd. (b)	1,825	6,228
Regis Resources Ltd.	7,346	18,742
Reliance Worldwide Corp. Ltd. (b)	6,004	13,207
Resolute Mining Ltd.	10,670	10,783
Retail Food Group Ltd. (b)	2,219	9,033
Rio Tinto Ltd.	9,539	440,195
Sandfire Resources NL	2,072	10,089
Santos Ltd.	41,641	120,268
Saracen Mineral Holdings Ltd. (a) (b)	10,273	7,843
Scentre Group	359,312	1,177,373
Seek Ltd.	7,088	86,199
Select Harvests Ltd. (b)	1,006	4,517
Seven Group Holdings Ltd.	1,133	9,262
Seven West Media Ltd. (b)	12,381	7,421
SG Fleet Group Ltd.	1,571	4,080
Shopping Centres Australasia Property Group	46,958	80,348
Sigma Pharmaceuticals Ltd.	17,693	17,427
Sims Metal Management Ltd.	2,708	25,550
Sirtex Medical Ltd.	1,031	14,092
SmartGroup Corp. Ltd.	1,362	6,865
Sonic Healthcare Ltd.	9,345	157,841
South32 Ltd.	119,054	250,755
Southern Cross Media Group Ltd.	11,970	12,791
Spark Infrastructure Group	25,647	46,430
Spotless Group Holdings Ltd.	18,895	15,615
St Barbara Ltd. (a)	8,471	15,620
The Star Entertainment Grp Ltd. (b)	12,699	52,989
Steadfast Group Ltd.	12,296	23,812
Stockland	164,518	583,744
Suncorp Group Ltd.	29,795	300,464
Super Retail Group Ltd.	2,343	18,334
Sydney Airport (b)	27,425	141,796
Syrah Resources Ltd. (a)	3,222	6,958
Tabcorp Holdings Ltd.	19,320	70,027
Tassal Group Ltd.	2,034	7,036
Tatts Group Ltd.	31,264	105,764
Technology One Ltd.	3,987	15,623
Telstra Corp. Ltd.	96,093	342,010

The accompanying notes are an integral part of the financial statements.

13

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ten Network Holdings Ltd. (a)	2,985	$1,299
Tox Free Solutions Ltd. (b)	2,174	3,870
TPG Telecom Ltd. (b)	5,685	30,248
Transurban Group	46,088	410,728
Treasury Wine Estates Ltd.	17,830	166,307
Tronox Ltd. Class A	2,555	47,140
Vicinity Centres	228,100	493,057
Village Roadshow Ltd. (b)	1,203	3,848
Virtus Health Ltd. (b)	1,115	4,922
Vita Group Ltd. (b)	1,974	4,942
Viva Energy REIT	6,996	12,743
Vocus Group Ltd. (b)	12,541	41,336
Webjet Ltd.	1,324	11,604
Wesfarmers Ltd.	25,514	877,168
Western Areas Ltd. (a) (b)	3,338	5,885
Westfield Corp.	136,032	922,713
Westgold Resources Ltd. (a)	2,464	4,443
Westpac Banking Corp.	77,300	2,062,672
Whitehaven Coal Ltd. (a)	8,256	18,846
WiseTech Global Ltd.	1,522	6,543
Woodside Petroleum Ltd.	17,121	418,385
Woolworths Ltd.	28,966	585,844
WorleyParsons Ltd. (a)	3,342	27,873
WPP AUNZ Ltd. (b)	4,721	4,147

		28,502,351

Austria — 0.1%
ams AG	1,069	57,798
Andritz AG	1,615	80,932
Austria Technologie & Systemtechnik AG (b)	368	4,046
BUWOG AG	5,921	149,389
CA Immobilien Anlagen AG	4,539	99,728
DO & Co. AG	87	5,671
Erste Group Bank AG	6,597	214,846
EVN AG	615	7,840
FACC AG (a)	345	2,517
IMMOFINANZ AG	12,853	24,601
Kapsch TrafficCom AG	75	3,360
Lenzing AG	130	21,864
Oesterreichische Post AG	555	22,134
OMV AG	3,216	126,552
Porr Ag	122	4,525
Raiffeisen Bank International AG (a)	3,231	73,413
RHI AG	351	8,990
S IMMO AG	679	8,142
S&T AG	477	5,241
Schoeller-Bleckmann Oilfield Equipment AG	194	13,520
Semperit AG Holding	156	4,339
UNIQA Insurance Group AG	2,128	16,568
Vienna Insurance Group AG Wiener Versicherung Gruppe	686	16,646

	Number of Shares	Value
Voestalpine AG	2,504	$98,548
Wienerberger AG	1,940	41,140
Zumtobel AG	386	7,440

		1,119,790

Belgium — 0.4%
Ablynx NV (a) (b)	799	9,926
Ackermans & van Haaren NV	369	57,985
Aedifica SA	1,082	81,424
Ageas	4,487	175,397
AGFA-Gevaert NV (a)	2,401	11,736
Anheuser-Busch InBev SA/NV	17,263	1,896,507
Barco NV	143	14,325
Befimmo SA	1,244	70,628
Bekaert SA	593	29,002
Biocartis NV (a) (c)	393	4,066
bpost SA	1,586	37,182
Cie d’Entreprises CFE	129	18,056
Cofinimmo SA	1,306	149,217
Colruyt SA	1,490	73,151
D’ieteren SA/NA	410	19,202
Econocom Group SA/NV	1,039	15,377
Elia System Operator SA/NV	492	25,950
Euronav SA	2,131	17,045
EVS Broadcast Equipment SA	178	6,788
Exmar NV	431	3,324
Fagron (a)	631	8,072
Galapagos NV (a)	635	55,059
Gimv NV	325	18,139
Greenyard Foods	233	4,448
Groupe Bruxelles Lambert SA	1,906	173,038
Intervest Offices & Warehouses NV	883	22,393
Ion Beam Applications	357	19,521
KBC Ancora (a)	578	25,713
KBC Group NV	5,729	380,121
Kinepolis Group NV	212	10,833
Leasinvest Real Estate SCA	89	9,960
Melexis NV	332	28,763
Nyrstar NV (a) (b)	973	6,039
Ontex Group NV	1,308	42,002
Orange Belgium SA (a)	444	9,474
Proximus SADP	3,218	100,981
Retail Estates NV	250	20,509
Sioen Industries NV	134	3,977
Sofina SA	260	36,039
Solvay SA	1,619	197,853
Telenet Group Holding NV (a)	1,277	75,949
Tessenderlo Chemie NV (a)	494	19,657
UCB SA	2,725	211,379
Umicore SA	2,373	135,185
Van de Velde NV	89	5,087
Warehouses De Pauw CVA	1,070	99,591
Wereldhave Belgium NV	83	9,120

		4,445,190

The accompanying notes are an integral part of the financial statements.

14

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bermuda — 0.8%
Aircastle Ltd.	1,878	$45,316
Alibaba Health Information Technology Ltd. (a)	44,000	19,811
Alibaba Pictures Group Ltd. (a)	140,000	25,395
Alpha & Omega Semiconductor Ltd. (a)	722	12,411
ARA Asset Management Ltd.	8,400	10,689
Arch Capital Group Ltd. (a)	4,117	390,168
Argo Group International Holdings Ltd.	1,097	74,377
Aspen Insurance Holdings Ltd.	2,121	110,398
Assured Guaranty Ltd.	4,439	164,731
Athene Holding Ltd. (a)	973	48,640
Axalta Coating Systems Ltd. (a)	5,814	187,211
Axis Capital Holdings Ltd.	3,037	203,570
Axovant Sciences Ltd. (a)	895	13,371
The Bank of NT Butterfield & Son Ltd.	466	14,870
Beijing Enterprises Water Group Ltd.	52,000	38,533
Beijing Gas Blue Sky Holdings Ltd. (a)	48,000	3,581
Belmond Ltd. Class A (a)	3,113	37,667
Blue Capital Reinsurance Holdings Ltd.	276	5,327
Brightoil Petroleum Holdings Ltd. (a)	52,000	14,920
Brilliance China Automotive Holdings Ltd.	38,000	63,546
Bunge Ltd.	4,989	395,428
BW LPG Ltd. (c)	1,225	6,232
BW Offshore Ltd. (a)	1,296	3,174
Cafe de Coral Holdings Ltd.	6,000	19,652
Central European Media Enterprises Ltd. Class A (a)	2,995	9,285
Cheung Kong Infrastructure Holdings Ltd.	16,000	125,567
China Financial International Investments Ltd. (a)	50,000	2,509
China Gas Holdings Ltd.	22,000	35,459
China Resources Gas Group Ltd.	10,000	35,371
Chow Sang Sang Holdings International Ltd.	4,000	9,418
COSCO SHIPPING Ports Ltd.	18,000	19,870
Credicorp Ltd.	834	136,192
CSI Properties Ltd.	100,000	4,568
Digital Domain Holdings Ltd. (a)	90,000	4,752
Emperor Capital Group Ltd.	42,000	3,674
Emperor Entertainment Hotel Ltd.	10,000	2,303
Emperor International Holdings Ltd.	18,000	5,606
Enerchina Holdings Ltd. (a)	112,500	3,024
Enstar Group Ltd. (a)	435	83,216
Esprit Holdings Ltd. (a)	31,500	26,393
Essent Group Ltd. (a)	2,864	103,591
Everest Re Group Ltd.	1,506	352,118
First Pacific Co. Ltd.	34,000	24,665
Frontline Ltd.	2,552	17,201
Frontline Ltd.	987	6,603
G-Resources Group Ltd.	336,000	6,312

	Number of Shares	Value
GasLog Ltd.	1,615	$24,790
GCL New Energy Holdings Ltd. (a)	90,000	4,984
Genpact Ltd.	5,030	124,543
Giordano International Ltd.	16,000	8,687
GL Ltd.	7,700	4,267
Global Brands Group Holding Ltd. (a)	76,000	8,116
Global Sources Ltd. (a)	324	2,673
Golar LNG Ltd.	3,688	103,006
Golden Ocean Group Ltd. (a) (b)	796	6,049
GOME Electrical Appliances Holdings Ltd.	165,000	22,500
Good Resources Holdings Ltd. (a)	40,000	2,136
Great Eagle Holdings Ltd.	4,000	18,813
Haier Electronics Group Co. Ltd.	16,000	36,640
Haitong International Securities Group Ltd.	31,000	18,223
Helen of Troy Ltd. (a)	1,076	101,359
HengTen Networks Group Ltd. (a)	272,392	5,020
Hiscox Ltd.	4,477	61,390
Hoegh LNG Holdings Ltd.	685	7,004
Hongkong Land Holdings Ltd.	81,800	629,713
Hsin Chong Group Holdings Ltd. (a)	40,000	1,801
Huarong International Financial Holdings Ltd. (a)	12,900	4,679
Invesco Ltd.	14,712	450,629
James River Group Holdings Ltd.	562	24,087
Jardine Matheson Holdings Ltd.	5,700	366,237
Jardine Strategic Holdings Ltd.	5,400	226,804
Johnson Electric Holdings Ltd.	5,000	14,925
Kerry Logistics Network Ltd.	8,500	11,920
Kerry Properties Ltd.	38,500	133,387
Kosmos Energy Ltd. (a) (b)	5,542	36,910
Kunlun Energy Co. Ltd	40,000	37,087
Lancashire Holdings Ltd.	3,076	25,932
Landing International Development Ltd. (a)	155,000	1,077
Lazard Ltd. Class A	4,664	214,497
Li & Fung Ltd.	132,000	57,317
Luk Fook Holdings International Ltd.	6,000	19,056
Maiden Holdings Ltd.	2,581	36,134
Man Wah Holdings Ltd.	23,200	18,413
Marvell Technology Group Ltd.	14,651	223,574
Mei Ah Entertainment Group Ltd. (a)	40,000	2,392
Multi Packaging Solutions International Ltd. (a)	833	14,952
Myovant Sciences Ltd. (a) (b)	306	3,592
Nabors Industries Ltd.	9,722	127,067
NewOcean Energy Holdings Ltd.	14,000	3,979
Nine Dragons Paper Holdings Ltd.	23,000	24,729
Noble Group Ltd. (a) (b)	153,800	21,331
Nordic American Tankers Ltd. (b)	3,906	31,951
Norwegian Cruise Line Holdings Ltd. (a)	5,758	292,103

The accompanying notes are an integral part of the financial statements.

15

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NWS Holdings Ltd.	37,000	$67,497
OneBeacon Insurance Group Ltd. Class A	770	12,320
Orient Overseas International Ltd.	3,500	18,692
Pacific Basin Shipping Ltd. (a)	48,000	10,188
Petra Diamonds Ltd. (a)	8,810	14,715
Powerwell Pacific Holdings Ltd. (a)	16,000	6,712
Realord Group Holdings Ltd. (a)	6,000	3,683
RenaissanceRe Holdings Ltd.	1,540	222,761
Seadrill Ltd. (a) (b)	5,807	9,221
Seadrill Ltd. (a) (b)	14,968	24,697
Shangri-La Asia Ltd.	20,000	29,153
Ship Finance International Ltd. (b)	2,363	34,736
Signet Jewelers Ltd.	2,491	172,552
Silverlake Axis Ltd.	13,000	5,297
SmarTone Telecommunications Holdings Ltd.	5,500	7,091
Stolt-Nielsen Ltd.	365	6,215
Summit Ascent Holdings Ltd. (a)	14,000	4,719
Textainer Group Holdings Ltd.	882	13,495
Texwinca Holdings Ltd.	10,000	6,729
Third Point Reinsurance Ltd. (a)	2,608	31,557
Town Health International Medical Group Ltd.	62,000	9,892
Travelport Worldwide Ltd.	4,411	51,917
Triton International Ltd.	1,586	40,903
Validus Holdings Ltd.	2,653	149,603
VTech Holdings Ltd.	2,700	32,278
White Mountains Insurance Group Ltd.	156	137,261
XL Group Ltd.	9,500	378,670
Yue Yuen Industrial Holdings Ltd.	16,000	62,929

		8,108,673

Brazil — 0.2%
AES Tiete Energia SA	3,100	13,566
Ambev SA	58,177	338,960
Banco Bradesco SA	10,200	104,424
Banco do Brasil SA	10,600	114,343
Banco Santander Brasil SA	5,200	45,927
BB Seguridade Participacoes SA	8,500	79,282
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	25,422	156,642
BR Malls Participacoes SA (a)	6,200	28,697
BRF SA	7,500	92,498
CCR SA	15,000	86,485
Centrais Eletricas Brasileiras SA (a)	2,682	14,650
Cia de Saneamento Basico do Estado de Sao Paulo	4,500	46,846
Cia Siderurgica Nacional SA (a)	8,000	23,280
Cielo SA	12,500	113,037
Cosan SA Industria e Comercio	1,700	21,102
CPFL Energia SA	2,800	23,049

	Number of Shares	Value
Duratex SA	5,300	$15,575
EDP — Energias do Brasil SA	4,300	19,161
Empresa SA	8,100	44,994
Engie Brasil Energia SA	2,300	25,986
Equatorial Energia SA	2,500	46,948
Fibria Celulose SA	3,200	29,510
Hypermarcas SA	4,300	39,833
Itausa — Investimentos Itau SA (a) (d)	783	2,376
JBS SA	9,200	30,004
Klabin SA	6,800	32,907
Kroton Educacional SA	17,200	72,962
Localiza Rent a Car SA	2,100	27,952
Lojas Americanas SA	2,000	8,471
Lojas Renner SA	8,300	73,705
M Dias Branco SA	400	16,329
Multiplan Empreendimentos Imobiliarios SA	948	20,077
Natura Cosmeticos SA	1,900	17,607
Odontoprev SA	4,100	14,799
Petroleo Brasileiro SA (a)	36,730	177,749
Porto Seguro SA	1,200	10,890
Qualicorp SA	3,200	21,108
Raia Drogasil SA	2,900	54,348
Rumo SA (a)	8,600	23,488
Sul America SA	2,197	11,713
TIM Participacoes SA	10,800	34,843
Ultrapar Participacoes SA	4,500	102,948
Vale SA	15,900	151,300
WEG SA	7,000	38,906

		2,469,277

British Virgin Islands — 0.0%
AquaVenture Holdings Ltd. (a)	237	4,046

Canada — 3.3%
Advantage Oil & Gas Ltd. (a)	3,100	20,467
Aecon Group, Inc.	800	10,329
Ag Growth International, Inc.	200	7,605
AGF Management Ltd.	1,200	5,559
Agnico Eagle Mines Ltd.	5,224	221,633
Agrium, Inc.	2,957	282,214
AGT Food & Ingredients, Inc.	300	7,034
Aimia, Inc.	2,600	17,596
Air Canada (a)	1,200	12,453
Alacer Gold Corp. (a)	3,600	7,282
Alamos Gold, Inc. Class A	4,745	38,107
Alaris Royalty Corp. (b)	500	8,388
Algonquin Power & Utilities Corp.	3,800	36,290
Alimentation Couche-Tard, Inc. Class B	9,470	427,836
Allied Properties Real Estate Investment Trust	4,682	127,062
AltaGas Ltd.	3,413	79,047
Altius Minerals Corp.	600	5,559

The accompanying notes are an integral part of the financial statements.

16

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Altus Group Ltd.	600	$13,129
Amaya, Inc. (a)	2,000	33,944
ARC Resources Ltd.	8,500	121,442
Artis Real Estate Investment Trust	7,926	78,852
Asanko Gold, Inc. (a) (b)	3,500	9,185
Atco Ltd. Class I	2,000	77,768
Athabasca Oil Corp. (a)	5,700	6,558
Atlantic Power Corp. (a)	4,551	12,060
Atlantic Power Corp. (a)	1,700	4,487
ATS Automation Tooling Systems, Inc. (a)	1,100	11,225
AutoCanada, Inc.	400	6,750
Avigilon Corp. (a)	500	5,805
B2Gold Corp. (a)	15,000	42,749
Badger Daylighting Ltd.	600	15,769
Bank of Montreal	15,126	1,129,801
The Bank of Nova Scotia	28,031	1,639,893
Barrick Gold Corp.	26,218	498,001
Baytex Energy Corp. (a) (b)	3,800	12,973
BCE, Inc.	3,257	144,206
Birchcliff Energy Ltd.	3,600	20,465
Bird Construction, Inc.	600	4,516
BlackBerry Ltd. (a) (b)	10,718	83,013
Boardwalk Real Estate Investment Trust	2,209	78,354
Bombardier, Inc. Class B (a)	46,100	70,718
Bonavista Energy Corp.	4,000	10,407
Bonterra Energy Corp.	400	6,900
Boralex, Inc.	1,100	17,751
Brookfield Asset Management, Inc. Class A	20,929	762,500
Brookfield Canada Office Properties	200	4,700
BRP, Inc. (a)	500	11,768
CAE, Inc.	5,848	89,357
Callidus Capital Corp.	200	2,719
Cameco Corp.	8,662	95,879
Canaccord Genuity Group, Inc. (a)	1,400	5,359
Canacol Energy Ltd. (a) (b)	1,800	5,319
Canadian Apartment Properties REIT	7,265	181,919
Canadian Energy Services & Technology Corp.	4,000	21,927
Canadian Imperial Bank of Commerce	8,881	765,789
Canadian National Railway Co.	17,562	1,296,301
Canadian Natural Resources Ltd.	24,864	814,061
Canadian Pacific Railway Ltd.	3,157	463,752
Canadian Real Estate Investment Trust	4,066	148,227
Canadian Tire Corp. Ltd.	1,578	187,459
Canadian Utilities Ltd.	2,724	79,804
Canadian Western Bank	1,500	33,195
Canam Group, Inc. (b)	600	2,982
Canfor Corp. (a)	1,400	19,086
Canfor Pulp Products, Inc.	500	4,546
Canopy Growth Corp. (a) (b)	2,272	18,195

	Number of Shares	Value
Canyon Services Group, Inc. (a)	1,300	$6,501
Capital Power Corp.	1,500	29,394
Cara Operations Ltd. (b)	200	3,985
Cardinal Energy Ltd. (b)	1,000	5,489
Cascades, Inc.	900	9,278
CCL Industries, Inc. Class B	589	128,505
Celestica, Inc. (a)	2,000	29,086
Cenovus Energy, Inc.	19,351	218,997
Centerra Gold, Inc.	3,700	21,284
CGI Group, Inc. (a)	5,135	246,044
Chartwell Retirement Residences	8,990	105,391
China Gold International Resources Corp. Ltd. (a)	3,500	7,027
Choice Properties Real Estate Investment Trust	600	6,244
CI Financial Corp.	5,092	101,201
Cineplex, Inc.	1,000	37,974
Clearwater Seafoods, Inc.	400	3,152
Cogeco Communications, Inc.	300	16,028
Cogeco, Inc.	100	4,479
Colliers International Group, Inc.	500	23,653
Cominar Real Estate Investment Trust	10,084	109,192
Computer Modelling Group Ltd.	1,100	8,561
Constellation Software, Inc.	389	191,158
Corby Spirit and Wine Ltd.	200	3,328
Corus Entertainment, Inc.	1,900	18,659
Cott Corp.	2,200	27,230
Crescent Point Energy Corp.	11,972	129,366
Crew Energy, Inc. (a)	2,500	9,324
Crombie Real Estate Investment Trust	4,845	50,751
CT Real Estate Investment Trust	400	4,524
Denison Mines Corp. (a) (b)	7,000	4,316
The Descartes Systems Group, Inc. (a)	1,200	27,495
Detour Gold Corp. (a)	2,800	32,088
DH Corp.	1,700	32,265
DIRTT Environmental Solutions (a)	1,200	6,307
Dollarama, Inc.	2,567	212,738
Dominion Diamond Corp.	1,200	15,178
Dorel Industries, Inc.	400	9,541
Dream Global Real Estate Investment Trust	6,542	47,324
Dream Industrial Real Estate Investment Trust	500	3,091
Dream Office Real Estate Investment Trust	5,598	80,991
DREAM Unlimited Corp. (a)	800	4,091
Dundee Corp. (a)	600	1,836
ECN Capital Corp.	6,646	17,941
Eldorado Gold Corp.	17,400	59,533
Element Fleet Management Corp. (b)	8,116	75,127
Emera, Inc.	1,100	38,860
Empire Co. Ltd.	2,800	42,784

The accompanying notes are an integral part of the financial statements.

17

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Enbridge Income Fund Holdings, Inc. (b)	1,600	$39,884
Enbridge, Inc.	37,350	1,564,664
EnCana Corp.	21,451	251,311
Endeavour Silver Corp. (a)	1,900	6,044
Enercare, Inc.	1,600	24,989
Enerflex Ltd.	1,400	19,981
Enerplus Corp.	3,800	30,603
Enghouse Systems Ltd.	300	12,987
Ensign Energy Services, Inc.	2,200	13,185
Entertainment One Ltd.	5,677	17,403
Equitable Group, Inc.	200	10,433
Evertz Technologies Ltd.	400	4,837
Exchange Income Corp. (b)	100	2,936
Exco Technologies Ltd.	400	3,450
Extendicare, Inc. (b)	1,200	9,105
Fairfax Financial Holdings Ltd.	489	222,538
Fiera Capital Corp.	500	5,181
Finning International, Inc.	4,300	80,319
First Capital Realty, Inc.	8,239	124,095
First Majestic Silver Corp. (a) (b)	2,600	21,096
First National Financial Corp. (b)	200	4,015
First Quantum Minerals Ltd.	15,829	168,187
FirstService Corp.	600	36,279
Fortis, Inc.	9,071	300,605
Fortuna Silver Mines, Inc. (a)	2,400	12,489
Franco-Nevada Corp.	4,146	271,609
Freehold Royalties Ltd.	1,600	16,218
Genworth MI Canada, Inc. (b)	600	16,590
George Weston Ltd.	1,100	95,975
Gibson Energy, Inc.	2,300	33,034
Gildan Activewear, Inc.	5,424	146,546
Gluskin Sheff + Associates, Inc.	400	5,288
Goldcorp, Inc.	19,254	280,880
Granite Real Estate Investment Trust	2,618	91,581
Great Canadian Gaming Corp. (a)	800	14,817
Great-West Lifeco, Inc.	6,513	180,475
Guyana Goldfields, Inc. (a)	2,900	15,679
H&R Real Estate Investment Trust	17,114	296,891
High Liner Foods, Inc.	300	4,072
Home Capital Group, Inc.	1,000	19,574
Hudbay Minerals, Inc.	3,800	24,974
Hudson’s Bay Co. (b)	1,000	8,129
Husky Energy, Inc. (a)	7,416	83,704
Hydro One Ltd. (c)	3,892	70,971
IAMGOLD Corp. (a)	7,200	28,803
IGM Financial, Inc.	2,300	68,593
IMAX Corp. (a)	2,254	76,636
Imperial Metals Corp. (a) (b)	800	3,826
Imperial Oil Ltd.	6,413	195,402
Industrial Alliance Insurance & Financial Services, Inc.	2,146	92,998
Innergex Renewable Energy, Inc. (b)	1,700	18,280

	Number of Shares	Value
Intact Financial Corp.	2,857	$203,192
Inter Pipeline Ltd.	8,592	181,098
Interfor Corp. (a)	1,200	15,503
InterRent Real Estate Investment Trust	600	3,461
Intertape Polymer Group, Inc.	1,000	17,581
Ithaca Energy, Inc. (a)	4,800	6,966
Ivanhoe Mines Ltd. (a) (b)	10,000	34,891
The Jean Coutu Group PJC, Inc.	1,400	22,034
Just Energy Group, Inc.	1,400	8,790
Kelt Exploration Ltd. (a)	2,700	13,562
Keyera Corp.	4,435	130,097
Killam Apartment Real Estate Investment Trust	4,101	39,103
Kinaxis, Inc. (a)	300	16,732
Kinross Gold Corp. (a)	25,112	88,563
Kirkland Lake Gold Ltd. (a)	2,750	20,286
Klondex Mines Ltd. (a)	2,500	9,757
Knight Therapeutics, Inc. (a)	1,900	14,845
Labrador Iron Ore Royalty Corp. (b)	1,000	14,017
Laurentian Bank of Canada	600	26,426
Linamar Corp.	1,400	63,681
Lions Gate Entertainment Corp. (b)	1,655	43,957
Lions Gate Entertainment Corp. Class B (a)	3,673	89,548
Loblaw Cos. Ltd.	5,235	284,060
Logistec Corp.	100	2,692
Lucara Diamond Corp.	5,400	12,547
Lundin Mining Corp. (b)	10,400	58,575
MacDonald Dettwiler & Associates Ltd.	600	31,695
MAG Silver Corp. (a)	1,200	15,710
Magellan Aerospace Corp.	200	2,940
Magna International, Inc.	8,870	382,787
Major Drilling Group International, Inc. (a)	1,200	6,371
Manulife Financial Corp.	44,482	789,059
Maple Leaf Foods, Inc.	1,500	36,410
Martinrea International, Inc.	1,200	9,312
Masonite International Corp. (a)	1,164	92,247
MDC Partners, Inc. Class A	2,102	19,759
Medical Facilities Corp.	400	5,543
MEG Energy Corp. (a) (b)	3,900	19,766
Methanex Corp.	2,100	98,395
Metro, Inc.	5,135	157,736
Milestone Apartments Real Estate Investment Trust	4,503	73,072
Morguard Real Estate Investment Trust	400	4,792
Morneau Shepell, Inc.	700	10,512
MTY Food Group, Inc.	300	11,257
Mullen Group Ltd.	1,700	21,604
National Bank of Canada	7,792	327,184
Nevsun Resources Ltd.	4,353	11,195
New Flyer Industries, Inc.	700	25,834
New Gold, Inc. (a)	9,140	27,286

The accompanying notes are an integral part of the financial statements.

18

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nobilis Health Corp. (a) (b)	2,190	$3,723
Norbord, Inc.	700	19,923
The North West Co., Inc.	700	16,691
Northern Blizzard Resources, Inc. (b)	800	1,967
Northland Power, Inc.	1,900	35,090
Northview Apartment Real Estate Investment Trust	2,791	45,815
NorthWest Healthcare Properties Real Estate Investment Trust	500	3,967
Novagold Resources, Inc. (a)	3,900	18,945
Novanta, Inc. (a)	1,248	33,134
NuVista Energy Ltd. (a)	2,500	11,561
OceanaGold Corp.	9,800	29,035
Onex Corp.	2,067	148,359
Open Text Corp.	6,134	208,487
Osisko Gold Royalties Ltd.	1,500	16,671
Painted Pony Petroleum Ltd. (a)	1,300	5,259
Pan American Silver Corp.	2,400	42,014
Paramount Resources Ltd. (a)	900	11,492
Parex Resources, Inc. (a)	2,500	31,865
Parkland Fuel Corp.	1,500	33,387
Pason Systems, Inc.	1,200	17,334
Pembina Pipeline Corp.	9,093	288,137
Pengrowth Energy Corp. (a) (b)	9,500	9,501
Penn West Petroleum Ltd. (a)	8,400	14,338
Peyto Exploration & Development Corp.	3,424	70,419
Potash Corp. of Saskatchewan, Inc. (b)	18,940	323,583
Power Corp. of Canada	8,470	198,972
Power Financial Corp.	6,002	158,732
PrairieSky Royalty Ltd.	4,392	92,672
Precision Drilling Corp. (a)	4,800	22,703
Premier Gold Mines Ltd. (a)	3,800	9,172
Premium Brands Holdings Corp.	400	25,612
Pretium Resources, Inc. (a)	2,400	25,735
Primero Mining Corp. (a) (b)	2,500	1,391
ProMetic Life Sciences, Inc. (a) (b)	9,700	16,776
Pure Industrial Real Estate Trust	13,723	62,844
Quebecor, Inc.	1,300	40,089
Raging River Exploration, Inc. (a)	3,600	25,257
Restaurant Brands International, Inc.	4,824	268,723
Richmont Mines, Inc. (a)	800	5,673
RioCan Real Estate Investment Trust	19,034	374,998
Ritchie Bros Auctioneers, Inc.	1,700	55,953
Rogers Communications, Inc. Class B	8,192	362,213
Rogers Sugar, Inc. (b)	1,200	5,640
Royal Bank of Canada	34,045	2,480,445
Russel Metals, Inc.	1,000	19,566
Sandstorm Gold Ltd. (a) (b)	2,700	11,613
Sandvine Corp.	2,000	4,632
Saputo, Inc.	5,524	190,620
Seabridge Gold, Inc. (a) (b)	500	5,501
Secure Energy Services, Inc.	2,600	19,160

	Number of Shares	Value
SEMAFO, Inc. (a)	5,300	$15,982
Seven Generations Energy Ltd. (a)	5,302	96,882
Shaw Communications, Inc.	9,193	190,586
ShawCor Ltd.	1,100	32,201
Shopify, Inc. Class A (a)	1,000	68,211
Sienna Senior Living, Inc. (b)	700	9,117
Sierra Wireless, Inc. (a)	600	15,927
Silver Standard Resources, Inc. (a)	1,900	20,174
Silver Wheaton Corp.	10,500	218,788
Silvercorp Metals, Inc.	2,500	8,685
Sirius XM Canada Holdings, Inc.	900	3,729
Sleep Country Canada Holdings, Inc. (c)	500	12,186
Smart Real Estate Investment Trust	6,338	155,704
SNC-Lavalin Group, Inc.	3,546	139,136
Spartan Energy Corp. (a)	8,800	17,602
Spin Master Corp. (a) (c)	400	11,637
Sprott, Inc.	2,300	3,857
Stantec, Inc. (b)	1,800	46,711
Stella-Jones, Inc.	700	20,581
Stornoway Diamond Corp. (a) (b)	5,800	3,664
Student Transportation, Inc. (b)	1,208	7,076
Sun Life Financial, Inc.	13,805	504,095
Suncor Energy, Inc.	37,591	1,154,146
Superior Plus Corp.	2,300	22,311
Surge Energy, Inc.	3,100	6,061
Tahoe Resources, Inc.	10,616	85,246
Tahoe Resources, Inc. (b)	5,011	40,243
Teck Resources Ltd.	12,716	278,062
Telus Corp.	4,624	150,106
Tesco Corp. (a)	1,839	14,804
TFI International, Inc.	1,500	35,023
Thomson Reuters Corp.	5,780	249,869
Thomson Reuters Corp.	7,692	332,644
Timbercreek Financial Corp.	1,000	7,084
TMX Group Ltd.	700	35,483
TORC Oil & Gas Ltd.	2,318	11,905
Torex Gold Resources, Inc. (a)	1,300	25,631
Toromont Industries Ltd.	1,200	41,987
The Toronto-Dominion Bank	42,726	2,140,075
Total Energy Services, Inc.	400	4,000
Tourmaline Oil Corp. (a)	5,124	114,243
TransAlta Corp.	4,600	27,050
TransAlta Renewables, Inc.	1,700	20,134
TransCanada Corp.	19,444	897,303
Transcontinental, Inc.	1,100	20,332
Trican Well Service Ltd. (a) (b)	2,300	7,005
Tricon Capital Group, Inc. (b)	1,500	12,317
Trilogy Energy Corp. (a)	900	3,296
Trinidad Drilling Ltd. (a)	4,800	8,302
Turquoise Hill Resources Ltd. (a)	25,900	79,072
Uni-Select, Inc.	700	18,618
Uranium Participation Corp. (a)	1,800	5,495

The accompanying notes are an integral part of the financial statements.

19

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Valeant Pharmaceuticals International, Inc. (a)	7,102	$78,451
Valener, Inc.	600	9,863
Veresen, Inc.	7,300	80,693
Vermilion Energy, Inc.	2,435	91,314
Wajax Corp.	300	5,168
West Fraser Timber Co. Ltd.	1,200	50,189
Western Forest Products, Inc.	5,500	8,975
WestJet Airlines Ltd.	400	6,858
Westshore Terminals Investment Corp.	900	17,907
Whitecap Resources, Inc. (b)	5,900	45,919
Winpak Ltd.	500	19,965
WPT Industrial Real Estate Investment Trust	300	3,855
WSP Global, Inc.	1,400	49,448
XBiotech, Inc. (a) (b)	590	9,729
Yamana Gold, Inc. (b)	19,845	54,766
Yellow Pages Ltd. (a)	400	2,551

		35,415,346

Cayman Islands — 0.9%
3SBio, Inc. (a) (c)	11,000	13,603
58.com, Inc. ADR (a)	1,000	35,390
AAC Technologies Holdings, Inc.	9,000	105,421
Alibaba Group Holding Ltd. Sponsored ADR (a)	13,854	1,493,877
Ambarella, Inc. (a)	1,221	66,801
ANTA Sports Products Ltd.	12,000	33,173
ASM Pacific Technology Ltd.	6,000	81,600
Atlas Financial Holdings, Inc. (a)	415	5,665
Baidu, Inc. Sponsored ADR (a)	3,352	578,287
Belle International Holdings Ltd.	77,000	50,089
Bright Smart Securities & Commodities Group Ltd.	6,000	1,984
Casetek Holdings Ltd.	2,000	6,654
Chailease Holding Co. Ltd.	11,000	25,693
Cheung Kong Property Holdings Ltd.	191,500	1,292,869
China Conch Venture Holdings Ltd.	16,500	32,397
China Evergrande Group	50,000	46,329
China Huishan Dairy Holdings Co. Ltd. (d)	44,000	2,377
China LNG Group Ltd.	280,000	6,269
China Medical System Holdings Ltd.	16,000	28,364
China Mengniu Dairy Co. Ltd.	34,000	70,388
China Resources Land Ltd.	34,000	91,851
China State Construction International Holdings Ltd.	22,000	39,337
CK Hutchison Holdings Ltd.	61,500	756,466
CK Life Sciences Int’l Holdings, Inc.	42,000	3,565
Consolidated Water Co. Ltd.	564	6,571
Convoy Global Holdings Ltd. (a)	42,000	1,108
Country Garden Holdings Co. Ltd.	69,000	62,048
Ctrip.com International Ltd. ADR (a)	4,600	226,090

	Number of Shares	Value
Endeavour Mining Corp. (a)	1,100	$21,341
ENN Energy Holdings Ltd.	10,000	56,283
Fabrinet (a)	1,323	55,606
Far East Consortium International Ltd.	15,161	7,023
Freeman FinTech Corp. Ltd. (a)	180,000	11,460
Fresh Del Monte Produce, Inc.	1,236	73,208
Fullshare Holdings Ltd.	80,500	35,631
Future World Financial Holdings Ltd. (a)	64,000	4,941
GCL-Poly Energy Holdings Ltd. (a)	140,000	18,556
Geely Automobile Holdings Ltd.	65,000	99,751
Global Indemnity Ltd. (a)	325	12,509
Goodbaby International Holdings Ltd.	11,000	5,352
Greenlight Capital Re Ltd. Class A (a)	1,161	25,658
Haitian International Holdings Ltd.	7,000	16,285
Hengan International Group Co. Ltd.	9,000	66,881
Herbalife Ltd. (a) (b)	2,604	151,397
HKBN Ltd.	16,500	18,448
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	5,944
Ichor Holdings Ltd. (a)	262	5,195
JD.com, Inc. ADR (a)	8,254	256,782
Kingsoft Corp. Ltd.	10,000	27,528
Longfor Properties Co. Ltd.	18,500	30,402
Macau Legend Development Ltd. (a)	26,000	4,651
Madison Wine Holdings Ltd. (a)	16,000	3,972
Major Holdings Ltd. (c)	8,000	1,338
Melco Crown Entertainment Ltd. ADR	4,400	81,576
MGM China Holdings Ltd.	16,000	33,323
Microport Scientific Corp. (a)	5,000	3,558
Modern Dental Group Ltd.	6,000	2,310
Neo Telemedia Ltd. (a)	68,000	2,886
NetEase.com, Inc. ADR	973	276,332
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	1,600	96,608
Nord Anglia Education, Inc. (a) (b)	600	15,204
Pacific Textiles Holdings Ltd.	14,000	15,491
Phoenix Group Holdings	5,619	52,630
Qianhai Health Holdings Ltd. (a)	130,000	1,522
Regina Miracle International Holdings Ltd. (c)	5,000	3,853
SA SA International Holdings Ltd.	8,000	3,150
Sands China Ltd.	55,200	255,488
Semiconductor Manufacturing International Corp. (a)	33,700	41,699
Shenzhou International Group Holdings Ltd.	7,000	44,184
Shimao Property Holdings Ltd.	13,000	20,637
SINA Corp. (a)	700	50,484
Sino Biopharmaceutical Ltd.	55,000	45,285
SITC International Holdings Co. Ltd.	23,000	15,803
SOHO China Ltd.	30,500	16,316
Sunac China Holdings Ltd.	26,000	33,716

The accompanying notes are an integral part of the financial statements.

20

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SUNeVision Holdings Ltd.	11,000	$5,791
Sunny Optical Technology Group Co. Ltd.	8,798	64,412
TAL Education Group Sponsored ADR (a)	529	56,376
Tencent Holdings Ltd.	70,077	2,011,555
Theravance Biopharma, Inc. (a)	1,508	55,525
Tingyi Cayman Islands Holding Corp.	26,000	32,627
Truly International Holdings Ltd.	20,000	7,102
The United Laboratories International Holdings Ltd. (a)	8,000	5,219
Value Partners Group Ltd.	18,000	17,135
Vipshop Holdings Ltd. ADR (a)	4,900	65,366
Vision Fame International Holding Ltd. (a)	16,000	1,853
VST Holdings Ltd.	10,000	3,512
Want Want China Holdings Ltd.	70,000	48,451
Weibo Corp. Sponsored ADR (a) (b)	395	20,611
WH Group Ltd. (c)	167,537	144,400
Wins Finance Holdings, Inc. (a)	52	7,539
Wynn Macau Ltd.	42,400	86,173
Xinyi Glass Holdings Co. Ltd.	28,000	24,684
YY, Inc. ADR (a)	300	13,833
Zhen Ding Technology Holding Ltd.	4,000	9,389

		9,974,016

Chile — 0.1%
AES Gener SA	36,275	14,642
Aguas Andinas SA Class A	34,294	19,489
Banco de Chile	294,787	35,359
Banco de Credito e Inversiones	393	21,559
Banco Santander Chile	848,231	53,102
Cencosud SA	17,950	55,005
Cia Cervecerias Unidas SA	1,568	19,509
Colbun SA	83,735	18,613
Empresa Nacional de Telecomunicaciones SA (a)	1,991	24,137
Empresas CMPC SA	15,295	37,318
Empresas COPEC SA	5,566	60,630
Enel Americas SA	357,668	74,528
Enel Chile SA	255,901	28,310
Enel Generacion Chile SA	41,114	30,877
Itau CorpBanca	2,123,668	19,471
Latam Airlines Group SA (a)	4,000	50,605
SACI Falabella	7,418	61,918

		625,072

China — 0.5%
Agricultural Bank of China Ltd.	302,000	139,081
Air China Ltd. Class H	20,000	16,189
Aluminum Corp. of China Ltd. Class H (a)	42,000	20,514
Anhui Conch Cement Co. Ltd. Class H	15,000	50,938
AviChina Industry & Technology Co. Ltd. Class H	29,000	20,111

	Number of Shares	Value
Bank of China Ltd. Class H	980,149	$486,649
Bank of Communications Co. Ltd.	111,000	86,247
Beijing Capital International Airport Co. Ltd.	20,000	23,930
BYD Co. Ltd. Class H	8,000	44,354
CGN Power Co. Ltd. Class H (c)	138,000	42,604
China Cinda Asset Management Co. Ltd. Class H	110,000	42,736
China CITIC Bank Class H	109,000	72,196
China Coal Energy Co. Class H (a)	29,000	14,643
China Communications Construction Co. Ltd. Class H	54,000	76,132
China Communications Services Corp. Ltd. Class H	34,000	22,272
China Construction Bank Corp. Class H	1,038,198	834,661
China Everbright Bank Co. Ltd. Class H	33,000	16,133
China Galaxy Securities Co. Ltd. Class H	37,500	34,567
China Huarong Asset Management Co. Ltd. (a) (c)	77,798	31,815
China Life Insurance Co. Ltd. Class H	91,000	279,735
China Longyuan Power Group Corp. Class H	40,000	31,076
China Merchants Bank Co. Ltd.	49,000	129,521
China National Building Material Co. Ltd. Class H	30,000	19,296
China Oilfield Services Ltd. Class H	22,000	21,146
China Pacific Insurance Group Co. Ltd. Class H	32,600	117,620
China Petroleum & Chemical Corp. Class H	318,000	260,409
China Railway Construction Corp. Ltd. Class H	23,500	33,315
China Railway Group Ltd. Class H	49,000	43,805
China Shenhua Energy Co. Ltd. Class H	42,500	98,546
China Southern Airlines Co. Ltd. Class H	28,000	19,248
China Telecom Corp. Ltd. Class H	176,000	85,353
China Vanke Co. Ltd. Class H	16,200	43,761
Chongqing Changan Automobile Co. Ltd. Class H	11,900	16,538
Chongqing Rural Commercial Bank	34,000	22,956
CITIC Securities Co. Ltd. Class H	28,000	57,633
CRRC Corp. Ltd. Class H	51,000	49,536
Dongfeng Motor Group Co. Ltd. Class H	34,000	38,186
Fuyao Glass Industry Group Co. Ltd. Class H (c)	5,927	20,546
GF Securities Co. Ltd. Class H	16,600	34,750
Great Wall Motor Co. Ltd. Class H	38,000	43,354
Guangzhou Automobile Group Co. Ltd. Class H	26,000	41,625
Guangzhou R&F Properties Co. Ltd. Class H	10,400	16,249

The accompanying notes are an integral part of the financial statements.

21

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Haitong Securities Co. Ltd. Class H	38,400	$64,914
Huaneng Power International, Inc. Class H	52,000	34,720
Huaneng Renewables Corp. Ltd. Class H	54,000	18,688
Huatai Securities Co. Ltd. Class H (c)	18,200	35,401
Industrial & Commercial Bank of China Ltd. Class H	910,238	594,811
Jiangsu Expressway Co. Ltd. Class H	14,000	20,102
Jiangxi Copper Co. Ltd. Class H	16,000	24,935
New China Life Insurance Co. Ltd. Class H	9,500	45,221
The People’s Insurance Co. Group Ltd. Class H	85,000	35,211
PetroChina Co. Ltd. Class H	260,319	191,108
PICC Property & Casualty Co. Ltd. Class H	58,000	89,355
Ping An Insurance Group Co. of China Ltd. Class H	64,322	359,899
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	20,000	14,302
Shanghai Electric Group Co. Ltd. Class H (a)	30,000	14,860
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	4,500	16,562
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	11,300	17,775
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	9,000	23,570
Sinopec Engineering Group Co. Ltd. Class H	13,500	13,862
Sinopec Shanghai Petrochemical Co. Ltd. Class H	46,000	25,506
Sinopharm Group Co. Ltd. Class H	14,800	68,603
Sinotrans Ltd. Class H	31,000	14,476
TravelSky Technology Ltd. Class H	12,000	28,345
Tsingtao Brewery Co. Ltd. Class H	4,000	18,415
Weichai Power Co. Ltd. Class H	12,000	21,176
Yanzhou Coal Mining Co. Ltd. Class H	26,000	20,201
Zhejiang Expressway Co. Ltd. Class H	20,000	26,147
Zhuzhou CSR Times Electric Co. Ltd. Class H	6,500	34,531
Zijin Mining Group Co. Ltd. Class H	74,000	27,415
ZTE Corp. Class H	8,200	15,041

		5,515,128

Colombia — 0.0%
Cementos Argos SA	5,688	23,346
Corp. Financiera Colombiana SA	1,075	10,529
Ecopetrol SA (a)	60,926	28,609
Grupo Argos SA	3,586	25,245
Grupo de Inversiones Suramericana SA	2,896	39,366
Interconexion Electrica SA ESP	4,787	19,315

		146,410

	Number of Shares	Value
Czech Republic — 0.0%
CEZ AS	1,972	$33,946
Komercni banka as	981	36,413
Moneta Money Bank AS (a) (c)	5,044	17,096
O2 Czech Republic AS	1,110	12,411

		99,866

Denmark — 0.7%
ALK-Abello A/S	102	14,702
Alm Brand A/S	975	7,893
Ambu A/S	446	19,215
AP Moeller — Maersk A/S Class A	79	127,487
AP Moeller — Maersk A/S Class B	154	254,795
Bakkafrost P/F	641	19,831
Bang & Olufsen A/S (a)	523	7,226
Bavarian Nordic A/S (a)	520	26,359
Brenntag AG	3,400	190,694
Carlsberg A/S Class B	2,314	213,512
Chr Hansen Holding A/S	2,435	156,191
Coloplast A/S Class B	2,734	213,516
D/S Norden A/S (a)	355	7,179
Daimler AG	22,351	1,650,664
Danske Bank A/S	15,689	535,088
Dfds A/S	487	26,809
DONG Energy A/S (c)	3,353	129,209
DSV A/S	4,719	244,555
FLSmidth & Co. A/S	619	33,092
Genmab A/S (a)	1,382	266,375
GN Store Nord A/S	2,337	54,628
IC Group A/S	149	3,516
ISS A/S	4,029	152,112
Jyske Bank A/S	1,146	57,934
Matas A/S	573	8,140
NKT Holding A/S	430	31,564
NNIT A/S (c)	176	4,730
Novo Nordisk A/S Class B	43,378	1,491,308
Novozymes A/S Class B	5,002	198,265
Pandora A/S	2,555	283,086
Per Aarsleff Holding A/S	280	6,702
Rockwool International A/S	120	21,320
Royal Unibrew A/S	708	29,832
Scandinavian Tobacco Group A/S (c)	570	9,965
Schouw & Co.	199	18,247
SimCorp A/S	676	40,719
Solar A/S	87	4,806
Spar Nord Bank A/S	1,550	17,158
Sydbank A/S	1,186	41,114
TDC A/S	17,042	87,789
Topdanmark A/S (a)	844	21,397
Tryg A/S	1,973	35,796
Vestas Wind Systems A/S	5,060	411,830
William Demant Holding A/S (a)	2,062	43,091
Zealand Pharma A/S (a)	385	6,207

		7,225,648

The accompanying notes are an integral part of the financial statements.

22

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Egypt — 0.0%
Commercial International Bank	12,847	$53,459
Global Telecom Holding SAE (a)	25,000	9,280
Talaat Moustafa Group	11,488	5,849

		68,588

Finland — 0.3%
Amer Sports OYJ	1,870	42,280
Atria OYJ	246	2,734
Cargotec OYJ	581	28,747
Caverion Corp. (a) (b)	1,300	10,236
Citycon OYJ (b)	24,433	57,869
Cramo OYJ	644	14,688
Elisa OYJ	2,957	104,646
F-Secure OYJ	1,232	4,432
Ferratum OYJ (b)	146	2,919
Finnair OYJ	825	4,142
Fortum OYJ	10,394	164,533
Huhtamaki OYJ	1,442	51,345
Kemira OYJ	1,591	19,536
Kesko OYJ	1,016	48,453
Kone OYJ	7,704	338,461
Konecranes OYJ	1,056	37,493
Lehto Group OYJ (a)	319	4,103
Metsa Board OYJ (b)	3,112	19,220
Metso OYJ (b)	2,609	78,918
Neste OYJ	2,646	103,195
Nokia OYJ	132,790	716,503
Nokian Renkaat OYJ	2,504	104,554
Oriola-KD OYJ	1,585	6,713
Orion OYJ Class B	2,239	116,732
Outokumpu OYJ	4,637	45,216
Outotec OYJ (a)	2,675	16,224
PKC Group OYJ	314	7,888
Ponsse OYJ	156	3,649
Ramirent OYJ	903	7,285
Sampo OYJ	10,089	479,037
Sanoma OYJ	984	8,229
Sponda OYJ	15,065	63,000
Stockmann OYJ Abp (a)	492	3,798
Stora Enso OYJ Class R	11,614	137,511
Technopolis OYJ	8,852	28,581
Tieto OYJ	905	24,664
Tokmanni Group Corp.	422	4,682
UPM-Kymmene OYJ	12,502	294,205
Uponor OYJ	922	16,355
Valmet OYJ	1,935	30,072
Wartsila OYJ Abp	3,518	188,144
YIT OYJ	1,922	12,987

		3,453,979

France — 3.0%
AB Science SA (a) (b)	232	3,980
ABC arbitrage	441	3,185

	Number of Shares	Value
Accor SA	4,015	$167,271
Adocia (a) (b)	60	1,205
Aeroports de Paris	712	87,980
Affine SA	402	6,606
Air France KLM (a)	2,384	18,075
Air Liquide SA	8,832	1,009,168
Albioma SA	408	7,211
Alstom SA (a)	3,325	99,225
Altamir	474	7,385
Alten SA	461	35,373
Altran Technologies SA	2,140	36,063
ANF Immobilier	565	12,250
Arkema	1,624	160,389
Assystem	142	4,970
Atos SE	1,919	237,255
AXA SA	43,912	1,136,349
Axway Software SA	113	3,806
Beneteau SA	540	7,089
BNP Paribas SA	24,012	1,599,403
Boiron SA	96	8,777
Bollore SA	20,467	79,252
Bonduelle SCA	201	6,330
Bourbon Corp. (b)	377	4,002
Bouygues SA	4,798	195,538
Bureau Veritas SA	5,416	114,258
Cap Gemini SA	3,741	345,729
Carrefour SA	12,970	306,007
Casino Guichard-Perrachon SA	1,420	79,351
Cellectis SA (a)	343	8,240
CGG SA (a) (b)	281	1,983
Christian Dior SE	1,240	288,407
Cie de Saint-Gobain	11,372	584,752
Cie des Alpes	116	2,405
Cie Generale des Etablissements Michelin	4,142	503,586
CNP Assurances	4,396	89,483
Coface SA (a)	1,290	9,714
Credit Agricole SA	25,584	347,258
Danone SA	13,415	912,893
Dassault Aviation SA	45	57,250
Dassault Systemes SE	2,784	241,125
DBV Technologies SA (a)	289	20,261
Derichebourg SA	1,136	5,670
Devoteam SA	66	4,492
Edenred	4,396	103,929
Eiffage SA	1,248	97,705
Electricite de France SA (b)	8,137	68,270
Elior Group (b) (c)	1,643	37,247
Elis SA	1,713	33,662
Engie SA	35,711	505,390
Eramet (a)	80	3,429
Essilor International SA	4,698	570,564
Esso SA Francaise (a)	76	3,377

The accompanying notes are an integral part of the financial statements.

23

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Etablissements Maurel et Prom (a)	621	$2,206
Euler Hermes Group	209	19,215
Eurazeo SA	1,099	72,374
Europcar Groupe SA (a) (c)	1,381	14,704
Eutelsat Communications SA	3,926	87,772
Faurecia	1,105	52,534
FFP	91	8,729
Fonciere Des Regions	2,761	230,384
Gaztransport Et Technigaz SA	313	11,784
Gecina SA	2,916	395,709
Genfit (a) (b)	407	12,823
GL Events	109	2,536
Groupe Crit	35	2,721
Groupe Eurotunnel SE	9,730	97,942
Groupe Fnac SA (a)	279	20,151
Guerbet	78	6,615
Haulotte Group SA	140	2,037
Havas SA	2,702	24,086
Hermes International	625	296,113
ICADE	2,555	187,013
ID Logistics Group (a)	34	4,830
Iliad SA	685	153,300
Imerys SA	878	74,531
Ingenico Group	1,148	108,229
Innate Pharma SA (a) (b)	632	7,880
Interparfums SA	155	5,144
Ipsen SA	595	59,577
Ipsos	560	17,385
Jacquet Metal Service	186	4,486
JCDecaux SA	2,070	72,953
Kering	1,719	445,028
Klepierre	14,374	559,190
Korian SA	735	22,262
L’Oreal SA	5,721	1,099,540
Lagardere S.C.A	2,817	82,974
Legrand SA	6,101	368,116
LISI	232	8,389
LVMH Moet Hennessy Louis Vuitton SE	6,324	1,390,516
Maisons du Monde SA (a) (c)	557	17,545
Manitou BF SA	124	3,242
Marie Brizard Wine & Spirits SA (a)	331	5,584
Mercialys SA	2,758	51,447
Mersen	202	5,452
Metropole Television SA	848	18,912
MGI Coutier	141	4,894
Natixis SA	20,195	124,450
Naturex (a)	87	7,646
Neopost SA	593	22,769
Nexans SA (a)	428	22,203
Nexity SA	647	31,811
Oeneo SA	403	3,692
Orange SA	45,367	705,968

	Number of Shares	Value
Orpea	675	$64,843
Parrot SA (a) (b)	257	2,442
Pernod Ricard SA	4,836	572,376
Peugeot SA (a)	11,125	224,318
Pierre & Vacances SA (a) (b)	58	2,668
Plastic Omnium SA	984	35,880
Publicis Groupe SA	4,405	307,847
Rallye SA	328	6,642
Remy Cointreau SA	373	36,520
Renault SA	4,370	379,660
Rexel SA	6,426	116,851
Rubis SCA	638	62,551
Safran SA	7,125	532,318
Sanofi	26,306	2,380,075
Sartorius Stedim Biotech	448	30,171
Schneider Electric SE	12,771	936,034
SCOR SE	3,410	129,056
SEB SA	490	68,461
SFR Group SA (a)	1,778	55,939
Societe BIC SA	622	77,504
Societe Generale SA	17,409	885,359
Societe Television Francaise 1 (b)	1,926	22,972
Sodexo SA	2,117	249,007
SOITEC (a)	239	10,102
Sopra Steria Group	237	33,780
SPIE SA	1,236	29,820
SRP Groupe SA (a) (c)	197	4,847
Ste Industrielle d’Aviation Latecoere SA (a)	1,117	4,825
Suez	9,355	147,758
Synergie SA	120	4,742
Tarkett SA	557	24,070
Technicolor SA Registered	5,699	26,259
Teleperformance	919	99,297
Thales SA	2,701	261,239
TOTAL SA	51,103	2,581,669
Trigano SA	122	11,747
Ubisoft Entertainment SA (a)	1,453	62,051
Unibail-Rodamco SE	6,870	1,603,093
Valeo SA	5,484	365,733
Vallourec SA (a) (b)	4,991	33,198
Veolia Environnement SA	10,131	189,791
Vicat SA	303	21,503
Vinci SA	11,508	913,232
Virbac SA (a)	75	11,752
Vivendi SA	23,471	456,698
Wendel SA	664	84,127
Worldline SA (a) (c)	653	20,349
Zodiac Aerospace	4,307	107,804

		31,630,947

Germany — 2.6%
Aareal Bank AG	959	37,112
Adidas AG	4,266	811,274

The accompanying notes are an integral part of the financial statements.

24

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ADLER Real Estate AG (a)	1,621	$24,183
ADVA Optical Networking SE (a)	602	6,776
AIXTRON SE (a) (b)	1,472	5,470
Allianz SE	10,514	1,947,594
alstria office REIT-AG (b)	8,634	105,640
Amadeus Fire AG	84	6,825
AURELIUS Equity Opportunities SE & Co. KGaA	378	16,416
Aurubis AG	539	36,132
Axel Springer SE	737	40,719
BASF SE	21,213	2,102,782
Bayer AG	18,753	2,161,650
Bayerische Motoren Werke AG	7,481	682,422
BayWa AG	204	6,724
Bechtle AG	242	26,268
Beiersdorf AG	2,177	206,090
Bertrandt AG (b)	80	7,780
bet-at-home.com AG	39	4,360
Bijou Brigitte AG	68	4,208
Bilfinger Berger AG (a) (b)	566	21,800
Biotest AG	111	3,027
Borussia Dortmund GmbH & Co. KGaA	1,038	6,312
CANCOM SE (b)	226	12,755
Capital Stage AG	1,138	7,517
Carl Zeiss Meditec AG	639	27,253
CENTROTEC Sustainable AG	257	4,935
Cewe Stiftung & Co. KGAA	74	6,486
comdirect bank AG	403	4,054
Commerzbank AG	24,365	220,178
CompuGroup Medical SE	411	18,308
Continental AG	2,499	547,849
Covestro AG (c)	2,075	159,798
CTS Eventim AG & Co. KGaA	780	30,174
Deutsche Bank AG (a)	31,258	538,538
Deutsche Beteiligungs AG	164	5,574
Deutsche Boerse AG (a)	4,543	416,364
Deutsche EuroShop AG	2,873	117,467
Deutsche Lufthansa AG Registered	5,571	90,336
Deutsche Pfandbriefbank AG (c)	1,797	22,349
Deutsche Post AG Registered	22,061	755,271
Deutsche Telekom AG	74,213	1,300,374
Deutsche Wohnen AG	23,794	783,532
Deutz AG	1,292	8,920
DIC Asset AG	2,685	26,639
Diebold Nixdorf AG	111	8,407
DMG Mori AG	593	28,993
Draegerwerk AG & Co. KGaA	40	3,115
Drillisch AG (b)	703	35,723
Duerr AG	424	37,842
E.ON SE	50,124	398,422
ElringKlinger AG (b)	386	7,504
Evonik Industries AG	3,342	109,005

	Number of Shares	Value
Evotec AG (a)	2,194	$21,414
Fraport AG Frankfurt Airport Services Worldwide	1,131	80,048
Freenet AG	2,017	65,606
Fresenius Medical Care AG & Co. KGaA	4,900	413,220
Fresenius SE & Co. KGaA	9,299	746,893
GEA Group AG	3,931	166,916
Gerresheimer AG	513	40,638
Gerry Weber International AG	356	4,595
Gesco AG	168	4,476
GFT Technologies SE (b)	233	4,439
Grammer AG	145	8,899
GRENKE AG	146	25,767
H&R GmbH & Co. KGaA (a)	197	3,177
Hamborner REIT AG	4,542	46,248
Hamburger Hafen und Logistik AG	368	6,888
Hannover Rueck SE	1,440	166,054
HeidelbergCement AG	3,469	324,776
Heidelberger Druckmaschinen AG (a) (b)	3,378	8,426
Henkel AG & Co. KGaA	2,454	272,657
Hochtief AG	495	81,845
Hornbach Baumarkt AG	128	3,993
Hugo Boss AG	1,473	107,344
Hypoport AG (a) (b)	42	3,930
Indus Holding AG	316	20,421
Infineon Technologies AG	25,716	525,092
Innogy SE (a) (c)	2,935	110,792
Isra Vision AG	46	5,987
Jenoptik AG	918	22,752
K+S AG	4,230	98,329
KION Group AG	1,040	67,969
Kloeckner & Co. SE (a)	1,261	13,634
Koenig & Bauer AG (a)	181	11,349
Krones AG (b)	230	25,800
KWS Saat SE	27	8,381
LANXESS AG	1,904	127,789
LEG Immobilien AG	3,979	326,185
Leoni AG	540	27,755
Linde AG	4,214	701,434
MAN SE	786	81,074
Manz AG (a)	75	3,140
Merck KGaA	2,955	336,553
METRO AG	3,681	117,729
MLP AG	939	5,418
MorphoSys AG (a)	427	25,051
MTU Aero Engines AG	823	107,069
Muenchener Rueckversicherungs-Gesellschaft AG Registered	3,646	713,459
Nemetschek SE	260	15,604
Nordex SE (a) (b)	1,024	14,300
Norma Group SE	532	25,167
OHB SE	150	3,296

The accompanying notes are an integral part of the financial statements.

25

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
OSRAM Licht AG	1,860	$116,610
PATRIZIA Immobilien AG (a)	748	13,246
Pfeiffer Vacuum Technology AG	96	12,095
ProSiebenSat.1 Media SE	5,518	244,323
Rational AG	55	25,634
Rheinmetall AG	629	52,781
Rhoen-Klinikum AG	588	16,040
RIB Software AG	488	6,455
RWE AG (a)	11,428	189,409
Salzgitter AG	635	22,961
SAP SE	22,558	2,213,487
SGL Carbon SE (a)	879	8,946
Siemens AG	17,538	2,402,446
Siltronic AG (a)	164	10,924
Sixt Leasing SE	193	3,747
Sixt SE	223	11,488
SLM Solutions Group AG (a)	167	6,638
SMA Solar Technology AG (b)	169	4,271
Software AG	826	32,671
STADA Arzneimittel AG	995	60,796
STRATEC Biomedical AG	75	4,502
Stroeer SE & Co KGaA (b)	454	25,271
Suedzucker AG	1,126	28,236
Surteco SE	111	2,747
Symrise AG	2,677	178,032
TAG Immobilien AG	8,769	118,010
Takkt AG	569	13,202
Telefonica Deutschland Holding AG	17,490	86,790
ThyssenKrupp AG	8,287	202,926
TLG Immobilien AG	4,037	78,671
TUI AG	11,735	162,853
Uniper Se (a)	3,221	54,217
United Internet AG	2,530	111,938
VERBIO Vereinigte BioEnergie AG	470	5,315
Volkswagen AG	685	102,087
Vonovia SE	32,532	1,146,466
Vossloh AG (a)	148	9,402
VTG AG	146	4,742
Wacker Chemie AG	247	25,435
Wacker Neuson SE	399	8,949
WCM Beteiligungs & Grundbesitz-AG (a)	4,863	15,874
Wirecard AG (b)	1,875	103,875
Wuestenrot & Wuerttembergische AG	334	6,627
XING AG	40	8,274
Zalando SE (a) (c)	1,945	78,696
zooplus AG (a)	78	11,451

		28,204,580

Greece — 0.0%
Alpha Bank AE (a)	17,305	30,958
Eurobank Ergasias SA (a)	19,986	12,252
FF Group (a)	546	10,447

	Number of Shares	Value
Hellenic Telecommunications Organization SA	3,098	$29,084
JUMBO SA	1,426	22,487
National Bank of Greece SA (a)	59,028	15,165
OPAP SA	2,959	27,586
Piraeus Bank SA (a)	70,452	12,768
Titan Cement Co. SA	674	17,152

		177,899

Hong Kong — 1.3%
AIA Group Ltd.	273,400	1,723,291
The Bank of East Asia Ltd.	24,826	102,761
Beijing Enterprises Holdings Ltd.	6,500	33,626
BOC Hong Kong Holdings Ltd.	84,500	345,150
Cathay Pacific Airways Ltd.	21,000	30,486
Champion REIT	126,000	77,233
China Everbright International Ltd.	30,000	40,369
China Everbright Ltd.	12,000	24,207
China Jinmao Holdings Group Ltd	40,000	12,813
China Merchants Holdings International Co. Ltd.	16,000	46,829
China Minsheng Banking Corp. Ltd. Class H	72,000	76,874
China Mobile Ltd.	75,788	833,648
China Overseas Land & Investment Ltd.	48,000	137,075
China Power International Development Ltd.	47,000	17,476
China Resources Beer Holdings Company Ltd. (a)	20,000	45,474
China Resources Power Holdings Co. Ltd.	24,000	43,289
China Strategic Holdings Ltd. (a)	230,000	4,321
China Taiping Insurance Holdings Co. Ltd. (a)	20,000	48,417
China Unicom Ltd.	74,000	99,559
Chong Hing Bank Ltd.	4,000	8,742
CITIC Ltd.	55,000	78,404
CITIC Telecom International Holdings Ltd.	22,000	6,652
CLP Holdings Ltd.	37,000	387,067
CNOOC Ltd.	220,345	263,716
CSPC Pharmaceutical Group Ltd.	52,000	68,098
Dah Sing Banking Group Ltd.	6,000	11,826
Dah Sing Financial Holdings Ltd.	2,800	21,327
Far East Horizon Ltd.	26,000	24,411
Fosun International Ltd.	32,500	48,834
Galaxy Entertainment Group Ltd.	54,000	295,242
Guangdong Investment Ltd.	36,000	51,346
Guotai Junan International Holdings Ltd.	42,000	13,614
Hang Lung Group Ltd.	19,000	81,066
Hang Lung Properties Ltd.	151,000	393,265
Hang Seng Bank Ltd.	17,500	354,931

The accompanying notes are an integral part of the financial statements.

26

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Henderson Land Development Co. Ltd.	79,000	$489,376
HK Electric Investments & HK Electric Investments Ltd. (c)	65,000	59,967
HKT Trust & HKT Ltd.	95,000	122,980
Hong Kong & China Gas Co. Ltd.	174,000	347,898
Hong Kong Exchanges & Clearing Ltd.	26,300	661,816
Hopewell Holdings Ltd.	10,500	39,582
Hysan Development Co. Ltd.	43,000	195,098
Kowloon Development Co. Ltd.	6,000	6,222
Lai Sun Development Co. Ltd.	180,000	4,608
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	13,500	5,697
Lenovo Group Ltd.	88,000	57,964
The Link REIT	154,500	1,082,290
Liu Chong Hing Investment Ltd.	2,000	2,856
Mason Financial Holdings Ltd. (a)	387,200	5,623
Melco International Development Ltd.	13,000	22,945
MTR Corp.	32,000	179,708
New World Development Ltd.	389,000	479,620
PCCW Ltd.	102,000	60,167
Power Assets Holdings Ltd.	31,500	271,702
Prosperity REIT	18,000	7,113
Regal Real Estate Investment Trust	18,000	5,140
Shanghai Industrial Holdings Ltd.	6,000	17,638
Shenwan Hongyuan HK Ltd.	5,000	2,133
Shun Tak Holdings Ltd. (a)	22,000	7,782
Sino Land Co. Ltd.	224,000	392,507
Sino-Ocean Land Holdings Ltd.	32,500	15,267
SJM Holdings Ltd.	33,000	26,870
Sun Art Retail Group Ltd.	31,000	29,049
Sun Hung Kai & Co. Ltd.	15,000	9,842
Sun Hung Kai Properties Ltd.	99,000	1,454,450
Sunlight Real Estate Investment Trust	16,000	9,464
Swire Pacific Ltd. Class A	13,500	135,118
Swire Properties Ltd.	81,400	260,773
Techtronic Industries Co.	36,500	147,590
Television Broadcasts Ltd.	5,700	23,025
The Wharf Holdings Ltd.	87,000	746,526
Wheelock & Co. Ltd.	20,000	158,119

		13,395,964

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	460	31,471
OTP Bank PLC	3,004	83,965
Richter Gedeon Nyrt	1,762	39,999

		155,435

Indonesia — 0.1%
Adaro Energy Tbk PT	188,200	24,712
AKR Corporindo Tbk PT	27,500	12,899

	Number of Shares	Value
Astra International Tbk PT	249,400	$161,743
Bank Central Asia Tbk PT	151,900	188,864
Bank Danamon Indonesia Tbk PT	36,100	12,752
Bank Mandiri Persero Tbk PT	115,400	101,324
Bank Negara Indonesia Persero Tbk PT	92,500	45,018
Bank Rakyat Indonesia	136,800	133,203
Bumi Serpong Damai Tbk PT	82,800	11,716
Charoen Pokphand Indonesia Tbk PT	96,800	23,246
Gudang Garam Tbk PT	6,600	32,454
Hanjaya Mandala Sampoerna Tbk PT	114,000	33,365
Indocement Tunggal Prakarsa Tbk PT	19,400	24,167
Indofood CBP Sukses Makmur Tbk PT	31,400	19,204
Indofood Sukses Makmur Tbk PT	54,700	32,823
Jasa Marga Persero Tbk PT	23,374	8,109
Kalbe Farma Tbk PT	262,700	30,360
Lippo Karawaci Tbk PT	198,600	10,805
Matahari Department Store Tbk PT	30,300	30,042
Media Nusantara Citra Tbk PT	53,800	7,469
Pakuwon Jati Tbk PT	249,400	11,511
Perusahaan Gas Negara PT	140,800	26,733
Semen Indonesia Persero Tbk PT	38,200	25,800
Summarecon Agung Tbk PT	108,600	10,922
Surya Citra Media Tbk PT	62,900	12,745
Telekomunikasi Indonesia Persero Tbk PT	618,900	192,417
Tower Bersama Infrastructure Tbk PT	25,800	10,552
Unilever Indonesia Tbk PT	18,900	61,452
United Tractors Tbk PT	21,300	42,362
Waskita Karya Persero Tbk PT	51,100	9,088
XL Axiata Tbk PT (a)	40,200	9,232

		1,357,089

Ireland — 1.1%
Accenture PLC Class A	12,034	1,442,636
Adient PLC	3,258	236,759
Alkermes PLC (a)	5,412	316,602
Allegion PLC	3,483	263,663
Allergan PLC	5,000	1,194,600
Bank of Ireland (a)	663,616	166,274
C&C Group PLC	5,145	19,950
Cairn Homes PLC (a)	11,659	18,284
CRH PLC	18,877	665,406
Dalata Hotel Group PLC (a)	3,154	15,042
DCC PLC	2,061	181,491
Eaton Corp. PLC	8,819	653,929
Endo International PLC (a)	7,230	80,687
Glanbia PLC	3,067	59,237
Grafton Group PLC	3,639	32,514
Green REIT PLC	45,078	65,387
Greencore Group PLC	11,248	34,645
Hibernia REIT PLC	42,878	56,850

The accompanying notes are an integral part of the financial statements.

27

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Horizon Pharma PLC (a)	6,201	$91,651
Ingersoll-Rand PLC	9,196	747,819
Irish Continental Group PLC	2,797	14,770
Irish Residential Properties REIT PLC	21,601	28,575
James Hardie Industries PLC	10,284	161,553
Johnson Controls International PLC	32,937	1,387,306
Kerry Group PLC Class A	3,747	294,996
Kingspan Group PLC	2,406	76,757
Mallinckrodt PLC (a)	3,996	178,102
Medtronic PLC	21,026	1,693,854
Origin Enterprises PLC	2,157	15,351
Paddy Power Betfair PLC	1,834	196,930
Pentair PLC	6,057	380,258
Permanent TSB Group Holdings PLC (a) (b)	1,916	4,921
Perrigo Co. PLC	4,933	327,502
Prothena Corp. PLC (a)	1,335	74,480
Smurfit Kappa Group PLC	3,743	98,878
UDG Healthcare PLC	3,972	34,937
Weatherford International PLC (a)	35,023	232,903

		11,545,499

Israel — 0.2%
Africa Israel Properties Ltd. (a)	133	2,679
Airport City Ltd. (a)	844	10,846
Alony Hetz Properties & Investments Ltd.	1,759	16,555
Amot Investments Ltd.	1,687	8,138
Azrieli Group Ltd.	2,801	149,144
B Communications Ltd.	174	3,500
Bank Hapoalim B.M.	25,645	156,226
Bank Leumi Le-Israel BM (a)	35,665	157,438
Bayside Land Corp.	11	5,105
Bezeq Israeli Telecommunication Corp. Ltd.	45,586	81,886
Big Shopping Centers Ltd.	96	6,800
Blue Square Real Estate Ltd.	91	4,269
Caesarstone Ltd. (a)	1,343	48,684
Cellcom Israel Ltd. (a)	774	8,022
Check Point Software Technologies Ltd. (a)	3,067	314,858
Clal Insurance Enterprises Holdings Ltd. (a)	408	6,408
CyberArk Software Ltd. (a)	400	20,348
Delek Automotive Systems Ltd.	588	5,352
Delek Group Ltd.	74	17,752
Delta-Galil Industries Ltd.	131	3,565
El Al Israel Airlines	3,895	2,869
Elbit Systems Ltd.	516	59,007
Electra Ltd.	33	6,560
First International Bank Of Israel Ltd.	529	8,603
Formula Systems 1985 Ltd.	126	5,026
Frutarom Industries Ltd.	848	47,319

	Number of Shares	Value
Gazit-Globe Ltd.	1,673	$17,343
Harel Insurance Investments & Financial Services Ltd.	1,667	8,783
IDI Insurance Co. Ltd.	93	4,618
Israel Chemicals Ltd.	14,123	59,999
The Israel Corp. Ltd. (a)	49	9,170
Israel Discount Bank Ltd. (a)	17,499	41,087
Ituran Location and Control Ltd.	300	9,255
Jerusalem Economy Ltd. (a)	1,684	3,944
Jerusalem Oil Exploration (a)	134	6,826
Kornit Digital Ltd. (a) (b)	367	7,010
Matrix IT Ltd.	603	5,705
Mazor Robotics Ltd. (a)	490	7,305
Melisron Ltd.	246	13,730
Menora Mivtachim Holdings Ltd. (a)	591	6,613
Migdal Insurance & Financial Holding Ltd.	6,026	5,824
Mizrahi Tefahot Bank Ltd.	2,397	40,633
Naphtha Israel Petroleum Corp. Ltd. (a)	326	2,300
Neuroderm Ltd. (a)	300	7,965
Nice Ltd.	1,319	89,498
Oil Refineries Ltd.	17,262	6,827
Orbotech Ltd. (a)	700	22,575
Partner Communications Co. Ltd. (a)	1,478	7,771
Paz Oil Co. Ltd.	123	20,343
The Phoenix Holdings Ltd. (a)	635	2,542
Plus500 Ltd.	1,128	5,942
RADWARE Ltd. (a)	600	9,696
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	94	3,996
Reit 1 Ltd.	2,402	7,972
Shapir Engineering and Industry Ltd.	985	2,715
Shikun & Binui Ltd.	2,990	7,237
Shufersal Ltd.	1,112	5,383
Silicom Ltd.	216	10,729
SodaStream International Ltd. (a)	300	14,529
Stratasys Ltd. (a)	1,945	39,853
Strauss Group Ltd.	610	10,433
Taro Pharmaceutical Industries Ltd. (a) (b)	300	34,986
Teva Pharmaceutical Industries Ltd. Sponsored ADR	20,718	664,841
Tower Semiconductor Ltd. (a)	1,297	29,978
Wix.com Ltd. (a)	400	27,160

		2,440,075

Italy — 0.6%
A2A SpA	24,948	37,739
ACEA SpA	728	9,910
Amplifon SpA	1,547	18,623
Anima Holding SpA (c)	3,665	21,895
Ansaldo STS SpA	1,759	23,092
Ascopiave SpA	1,047	3,877

The accompanying notes are an integral part of the financial statements.

28

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Assicurazioni Generali SpA	26,576	$422,434
Astaldi SpA	621	4,147
ASTM SpA	576	8,640
Atlantia SpA	9,482	244,795
Autogrill SpA	2,139	21,243
Azimut Holding SpA	1,851	32,246
Banca Carige SpA (a) (b)	9,662	2,746
Banca Generali SpA	944	24,673
Banca IFIS SpA	293	11,231
Banca Mediolanum SpA	4,194	30,716
Banca Monte dei Paschi di Siena SpA (a) (d)	361	5,808
Banca Popolare di Sondrio SCARL	7,584	26,116
Banco BPM SpA	24,301	71,458
Beni Stabili SpA SIIQ	63,624	39,808
Biesse SpA	205	5,572
BPER Banca	7,761	38,748
Brembo SpA	475	35,142
Brunello Cucinelli SpA	391	9,302
Buzzi Unicem SpA	1,060	27,140
Cairo Communication SpA	1,051	4,985
Cementir Holding SpA	698	3,768
Cerved Information Solutions SpA	3,149	30,453
CIR-Compagnie Industriali Riunite SpA	5,158	7,881
Credito Emiliano SpA	1,187	8,132
Credito Valtellinese SpA	1,591	5,990
Danieli & C Officine Meccaniche SpA	182	4,262
Datalogic SpA	284	7,299
Davide Campari-Milano SpA	4,591	53,238
De’ Longhi SpA	970	28,209
DeA Capital SpA	2,292	3,833
DiaSorin SpA	358	24,160
Ei Towers SpA	287	16,135
El.En. SpA	140	4,115
Enav SpA (a) (c)	3,989	16,194
Enel SpA	171,948	809,686
Eni SpA	57,698	945,654
ERG SpA	768	9,668
Esprinet SpA	409	3,469
Falck Renewables SpA	2,935	3,488
Fila SpA	268	4,717
Fincantieri SpA (a)	7,421	5,601
FinecoBank Banca Fineco SpA	6,406	43,600
Geox SpA (b)	1,149	2,890
Gruppo Editoriale L’Espresso SpA (a)	3,612	3,223
Hera SpA	10,776	29,938
Immobiliare Grande Distribuzione SIIQ SpA	21,063	18,425
Industria Macchine Automatiche SpA	256	20,838
Infrastrutture Wireless Italiane SpA (c)	3,878	20,445
Interpump Group SpA	1,151	26,768
Intesa Sanpaolo SpA	288,485	783,563
Intesa Sanpaolo SpA	15,987	40,660

	Number of Shares	Value
Iren SpA	9,208	$19,109
Italgas SpA (a)	7,133	31,239
Italmobiliare SpA	116	6,462
Juventus Football Club SpA (a)	6,333	3,250
La Doria SpA	304	3,167
Leonardo SpA (a)	8,583	121,689
Luxottica Group SpA	3,698	204,139
Maire Tecnimont SpA	1,690	6,291
MARR SpA	462	10,005
Mediaset SpA	12,234	50,668
Mediobanca SpA	12,409	111,860
Moncler SpA	2,151	47,110
Newron Pharmaceuticals SpA (a)	165	3,707
OVS SpA (c)	1,875	11,642
Piaggio & C SpA	2,491	4,961
Poste Italiane SpA (c)	11,864	79,103
Prysmian SpA	4,084	107,962
RAI Way SpA (c)	1,408	7,330
Recordati SpA	1,675	56,769
Reply SpA	61	9,638
Safilo Group SpA (a)	451	3,204
Saipem SpA (a)	146,148	66,341
Salini Impregilo SpA	2,757	9,177
Salvatore Ferragamo SpA	795	23,815
Saras SpA	8,461	16,138
Snam SpA	57,831	250,111
Societa Cattolica di Assicurazioni SCRL	1,966	15,751
Societa Iniziative Autostradali e Servizi SpA	971	9,271
Tamburi Investment Partners SpA	1,163	5,739
Technogym SpA (a) (c)	910	6,092
Telecom Italia SpA (a)	283,704	255,142
Telecom Italia SpA — RSP	130,447	95,299
Terna Rete Elettrica Nazionale SpA	35,335	175,285
Tod’s SpA	227	17,763
UniCredit SpA	43,668	673,153
Unione di Banche Italiane SpA	15,061	57,471
Unipol Gruppo Finanziario SpA	7,135	29,503
UnipolSai SpA	31,083	68,574
Yoox Net-A-Porter Group SpA (a)	928	22,097
Zignago Vetro SpA	390	2,987

		6,867,402

Japan — 8.1%
The 77 Bank Ltd.	6,000	26,061
ABC-Mart, Inc.	600	35,153
Achilles Corp.	300	4,537
Acom Co. Ltd. (a) (b)	6,700	26,836
Activia Properties, Inc.	38	181,239
Adastria Co. Ltd.	400	9,979
ADEKA Corp.	1,500	21,931
Advan Co. Ltd.	200	2,162

The accompanying notes are an integral part of the financial statements.

29

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Advance Residence Investment Corp.	80	$218,717
Advantest Corp.	2,600	48,706
Adways, Inc.	500	2,263
Aeon Co. Ltd.	17,000	248,513
Aeon Delight Co. Ltd.	300	9,440
Aeon Fantasy Co. Ltd.	100	2,599
AEON Financial Service Co, Ltd. (b)	1,900	35,927
Aeon Mall Co. Ltd.	7,500	118,316
AEON REIT Investment Corp.	85	94,386
Ai Holdings Corp. (b)	600	14,278
Aica Kogyo Co. Ltd.	800	21,144
The Aichi Bank Ltd.	100	5,560
Aichi Corp.	500	3,851
Aichi Steel Corp.	200	7,977
Aida Engineering Ltd.	700	6,232
Aiful Corp. (a) (b)	5,500	16,194
Ain Holdings, Inc.	400	27,029
Air Water, Inc.	3,000	55,522
Aisan Industry Co. Ltd.	500	4,219
Aisin Seiki Co.	4,400	216,762
Ajinomoto Co., Inc.	13,200	260,839
Akebono Brake Industry Co. Ltd. (a) (b)	1,400	4,391
The Akita Bank Ltd. (b)	2,000	6,247
Alfresa Holdings Corp.	4,000	69,438
All Nippon Airways Co. Ltd.	30,000	91,702
Alpen Co. Ltd. (b)	200	3,479
Alpine Electronics, Inc.	600	8,655
Alps Electric Co. Ltd.	4,800	136,616
Amada Holdings Co. Ltd.	7,300	83,576
Amano Corp. (b)	1,000	20,007
Amuse, Inc.	200	4,477
Anest Iwata Corp.	400	3,651
Anicom Holdings, Inc. (a)	200	4,220
Anritsu Corp. (b)	2,400	18,146
AOKI Holdings, Inc.	600	6,963
The Aomori Bank Ltd.	3,000	10,319
Aoyama Trading Co. Ltd.	800	27,490
Aozora Bank Ltd.	25,000	92,200
Arcland Sakamoto Co. Ltd.	400	4,817
Arcland Service Holdings Co. Ltd.	100	2,748
Arcs Co. Ltd.	700	16,767
Ardepro Co. Ltd. (b)	2,000	2,628
Ariake Japan Co. Ltd.	300	18,887
As One Corp.	200	8,683
Asahi Co. Ltd.	200	2,332
Asahi Diamond Industrial Co. Ltd.	700	5,141
Asahi Glass Co. Ltd.	23,000	186,823
Asahi Group Holdings Ltd.	8,900	336,866
Asahi Holdings, Inc.	400	7,256
Asahi Intecc Co. Ltd.	700	29,153
Asahi Kasei Corp.	30,000	291,615
Asatsu-DK, Inc.	500	12,700

	Number of Shares	Value
Asics Corp.	3,600	$57,931
ASKA Pharmaceutical Co. Ltd.	300	4,409
ASKUL Corp. (b)	300	8,814
Astellas Pharma, Inc.	48,900	645,283
Ateam, Inc.	100	2,394
Atom Corp. (b)	1,400	9,142
Autobacs Seven Co. Ltd. (b)	1,200	17,829
Avex Group Holdings, Inc. (b)	500	7,226
The Awa Bank Ltd.	3,000	19,074
Axial Retailing, Inc.	200	7,632
Azbil Corp.	1,000	33,641
Bandai Namco Holdings, Inc.	4,900	146,804
Bando Chemical Industries Ltd.	500	4,447
The Bank of Iwate Ltd.	200	8,486
The Bank of Kyoto Ltd. (b)	8,000	58,466
The Bank of Nagoya Ltd.	200	7,238
The Bank of Okinawa Ltd. (b)	300	11,512
The Bank of Saga Ltd.	2,000	5,490
Bank of the Ryukyus Ltd. (b)	500	7,213
Belc Co. Ltd.	200	7,789
Bell System24 Holdings, Inc.	500	4,344
Belluna Co. Ltd.	700	5,246
Benefit One, Inc.	200	6,144
Benesse Holdings, Inc.	1,100	34,498
Bic Camera, Inc. (b)	1,300	11,964
BML, Inc.	300	6,615
Bridgestone Corp.	14,700	595,979
Broadleaf Co. Ltd.	600	4,107
BRONCO BILLY Co. Ltd.	100	2,593
Brother Industries Ltd.	4,900	102,770
Bunka Shutter Co. Ltd.	800	6,194
Calbee, Inc. (b)	2,200	75,164
Canon Electronics, Inc.	200	3,250
Canon Marketing Japan, Inc.	900	17,920
Canon, Inc.	24,100	755,059
Capcom Co. Ltd.	700	13,693
Casio Computer Co. Ltd. (b)	5,300	73,995
Cawachi Ltd.	200	5,418
Central Glass Co. Ltd.	3,000	12,804
Central Japan Railway Co.	3,300	539,397
Century Tokyo Leasing Corp.	700	23,896
The Chiba Bank Ltd. (b)	15,000	96,689
The Chiba Kogyo Bank Ltd.	600	3,324
Chiyoda Co. Ltd.	200	4,699
Chiyoda Corp. (b)	3,000	19,392
Chiyoda Integre Co. Ltd.	200	4,283
Chofu Seisakusho Co. Ltd.	300	7,031
Chori Co. Ltd.	100	1,745
Chubu Electric Power Co., Inc.	14,600	196,195
Chudenko Corp.	400	8,504
Chugai Pharmaceutical Co. Ltd.	4,800	165,328
The Chugoku Bank Ltd. (b)	4,600	67,139
The Chugoku Electric Power Co., Inc. (b)	5,900	65,386

The accompanying notes are an integral part of the financial statements.

30

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chugoku Marine Paints Ltd.	700	$5,223
The Chukyo Bank Ltd.	100	2,114
Ci:z Holdings Co. Ltd.	400	11,887
Citizen Holdings Co. Ltd.	4,700	30,235
CKD Corp.	700	8,883
Clarion Co. Ltd.	2,000	8,266
Cleanup Corp.	300	2,214
CMIC Holdings Co. Ltd.	200	2,576
Coca-Cola West Co. Ltd.	2,800	90,391
cocokara fine, Inc.	300	13,039
COLOPL, Inc. (b)	700	6,498
Colowide Co. Ltd. (b)	800	13,424
Comforia Residential REIT, Inc. (b)	8	18,171
COMSYS Holdings Corp.	1,700	30,455
Concordia Financial Group Ltd.	28,400	132,034
CONEXIO Corp.	200	3,071
COOKPAD, Inc. (b)	700	5,921
Corona Corp.	400	4,065
Cosel Co. Ltd.	400	5,447
Cosmo Energy Holdings Co. Ltd.	1,000	17,246
Cosmos Pharmaceutical Corp.	100	19,562
Create Restaurants Holdings, Inc.	600	5,330
Create SD Holdings Co. Ltd.	300	7,147
Credit Saison Co. Ltd.	4,000	71,641
CROOZ, Inc. (a) (b)	100	3,072
CyberAgent, Inc.	1,600	47,424
CYBERDYNE, Inc. (a) (b)	1,700	24,438
D.A. Consortium Holdings, Inc. (a)	400	4,936
Dai Nippon Printing Co. Ltd.	11,000	118,855
The Dai-ichi Life Holdings, Inc.	24,400	439,878
Daibiru Corp.	700	6,161
Daicel Corp.	6,000	72,528
Daido Metal Co. Ltd.	400	3,528
Daido Steel Co. Ltd.	5,000	23,945
Daifuku Co. Ltd.	1,500	37,489
Daihen Corp.	2,000	13,035
Daiho Corp.	1,000	4,986
Daiichi Jitsugyo Co. Ltd.	1,000	6,270
Daiichi Sankyo Co. Ltd.	13,800	311,325
Daiichikosho Co. Ltd.	600	24,127
Daiken Corp.	200	3,712
Daikin Industries Ltd.	5,300	534,194
Daikokutenbussan Co. Ltd.	100	4,530
Daikyo, Inc. (b)	4,000	7,950
Daikyonishikawa Corp.	500	6,584
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,000	6,782
Daio Paper Corp. (b)	1,200	15,333
Daiseki Co. Ltd.	700	14,286
The Daishi Bank Ltd. (b)	4,000	15,890
Daisyo Corp. (b)	200	2,808
Daito Trust Construction Co. Ltd.	1,700	233,781
Daiwa House Industry Co. Ltd.	12,800	368,413

	Number of Shares	Value
Daiwa House REIT Investment Co.	98	$254,868
Daiwa Industries Ltd.	500	5,211
Daiwa Office Investment Corp.	18	92,091
Daiwa Securities Group, Inc.	42,000	256,602
Daiwabo Holdings Co. Ltd.	2,000	5,910
DCM Holdings Co. Ltd.	1,800	16,619
DeNA Co. Ltd. (b)	2,300	46,751
Denka Co. Ltd.	7,000	36,451
Denki Kogyo Co. Ltd.	1,000	5,075
Denso Corp.	10,700	472,049
Dentsu, Inc.	5,100	277,383
Denyo Co. Ltd.	200	3,030
Descente Ltd.	600	7,136
Dexerials Corp. (a)	600	5,940
DIC Corp.	1,300	48,160
Digital Garage, Inc.	500	10,322
Dip Corp.	500	10,931
DISCO Corp.	500	76,133
DMG Mori Co. Ltd.	1,900	29,775
Don Quijote Holdings Co. Ltd.	2,500	86,832
Doshisha Co. Ltd. (b)	300	5,562
Doutor Nichires Holdings Co. Ltd.	400	7,836
Dowa Holdings Co. Ltd. (b)	4,000	28,901
DTS Corp.	300	7,497
Dunlop Sports Co. Ltd.	300	2,794
Duskin Co. Ltd.	600	13,109
DyDo Group Holdings, Inc.	100	4,681
Eagle Industry Co. Ltd.	300	4,092
Earth Chemical Co. Ltd.	200	10,739
East Japan Railway	7,500	654,310
Ebara Corp. (b)	1,400	45,843
EDION Corp. (b)	1,000	9,196
The Ehime Bank Ltd.	300	3,672
The Eighteenth Bank Ltd.	2,000	6,462
Eiken Chemical Co. Ltd.	200	5,541
Eisai Co. Ltd.	5,800	300,941
Eizo Corp.	300	8,639
Elecom Co. Ltd.	200	3,819
Electric Power Development Co. Ltd.	3,200	74,994
Elematec Corp.	100	1,729
en-japan, Inc.	300	6,682
Enplas Corp.	100	2,776
EPS Holdings, Inc.	400	5,626
eRex Co. Ltd.	300	3,544
euglena Co. Ltd. (a) (b)	1,100	12,117
EXEDY Corp.	400	11,454
Ezaki Glico Co. Ltd.	700	33,999
F@N Communications, Inc.	700	5,233
FamilyMart UNY Holdings Co. Ltd.	1,700	101,372
Fancl Corp. (b)	500	7,193
FANUC Corp. (b)	4,400	904,309
Fast Retailing Co., Ltd.	1,200	377,662
FCC Co. Ltd.	500	10,005

The accompanying notes are an integral part of the financial statements.

31

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FFRI, Inc. (a)	100	$4,437
Fields Corp. (b)	200	2,080
Financial Products Group Co. Ltd. (b)	900	8,007
Foster Electric Co. Ltd.	300	5,157
FP Corp.	400	18,627
France Bed Holdings Co. Ltd.	200	1,663
Frontier Real Estate Investment Corp.	29	131,802
Fudo Tetra Corp. (b)	2,400	4,144
Fuji Co. Ltd.	300	6,566
Fuji Electric Co. Ltd.	13,000	77,462
Fuji Heavy Industries Ltd.	13,900	511,801
Fuji Kyuko Co. Ltd.	1,000	8,885
Fuji Machine Manufacturing Co. Ltd.	1,000	13,112
Fuji Oil Holdings, Inc.	900	21,118
Fuji Seal International, Inc.	600	12,988
Fuji Soft, Inc.	300	7,665
Fujibo Holdings, Inc.	200	5,530
Fujicco Co. Ltd.	300	6,846
FUJIFILM Holdings Corp.	9,900	387,659
Fujikura Ltd.	4,200	30,305
Fujimi, Inc.	300	6,032
Fujimori Kogyo Co. Ltd.	200	5,567
Fujita Kanko, Inc.	1,000	3,131
Fujitec Co. Ltd.	700	7,692
Fujitsu General Ltd.	1,000	19,780
Fujitsu LTD	44,000	269,954
Fujiya Co. Ltd.	1,000	2,366
Fukuda Denshi Co. Ltd.	100	5,722
Fukui Computer Holdings, Inc.	100	2,347
Fukuoka Financial Group, Inc.	17,000	73,826
Fukuoka REIT Corp.	41	67,211
Fukushima Industries Corp.	200	6,980
Fukuyama Transporting Co. Ltd. (b)	2,000	12,036
Funai Electric Co. Ltd.	200	1,703
Funai Soken Holdings, Inc.	400	7,073
Furukawa Co. Ltd. (b)	4,000	7,386
Furukawa Electric Co. Ltd.	1,100	39,612
Fuso Chemical Co. Ltd.	200	6,274
Futaba Corp. (b)	400	7,071
Futaba Industrial Co. Ltd.	800	5,754
Future Corp.	300	2,376
Fuyo General Lease Co. Ltd.	300	13,490
G-Tekt Corp.	200	3,547
Gecoss Corp.	400	3,901
Geo Holdings Corp.	400	4,397
Giken Ltd.	100	1,934
Global One Real Estate Investment Corp.	3	10,593
Glory Ltd.	1,000	32,851
GLP J-Reit	155	179,185
GMO internet, Inc.	1,200	14,228
GMO Payment Gateway, Inc. (b)	300	14,981
Godo Steel Ltd.	100	1,566

	Number of Shares	Value
Goldcrest Co. Ltd.	200	$3,596
Goldwin, Inc.	100	5,269
Gree, Inc.	1,500	9,477
GS Yuasa Corp. (b)	6,000	28,034
GungHo Online Entertainment, Inc.	5,300	11,822
The Gunma Bank Ltd. (b)	5,800	30,363
Gunze Ltd. (b)	3,000	12,296
Gurunavi, Inc.	400	8,382
H2O Retailing Corp. (b)	1,400	22,559
The Hachijuni Bank Ltd. (b)	11,100	62,908
Hakuhodo DY Holdings, Inc.	5,200	61,800
Halows Co. Ltd.	100	2,019
Hamamatsu Photonics KK	2,900	83,637
Hankyu Hanshin Holdings, Inc.	5,300	172,650
Hankyu Reit, Inc.	8	10,823
Hanwa Co. Ltd.	3,000	21,362
Harmonic Drive Systems, Inc. (b)	400	12,613
Haseko Corp.	4,600	49,962
Hazama Ando Corp.	2,700	18,192
HEALIOS KK (a)	100	1,619
Hearts United Group Co. Ltd. (b)	200	2,726
Heiwa Corp.	800	19,904
Heiwa Real Estate Co. Ltd. (b)	500	7,084
Heiwa Real Estate REIT, Inc.	12	9,023
Heiwado Co. Ltd.	400	9,725
Hibiya Engineering Ltd.	300	4,410
Hiday Hidaka Corp.	240	5,198
Hikari Tsushin, Inc.	400	39,142
Hino Motors Ltd.	6,100	74,056
Hiramatsu, Inc. (b)	700	4,198
Hirata Corp.	100	8,090
Hirose Electric Co. Ltd.	800	110,966
The Hiroshima Bank Ltd.	9,000	38,371
HIS Co. Ltd. (b)	600	14,045
Hisaka Works Ltd.	300	2,469
Hisamitsu Pharmaceutical Co., Inc.	1,400	80,192
Hitachi Capital Corp.	800	19,406
Hitachi Chemical Co. Ltd.	2,800	77,645
Hitachi Construction Machinery Co. Ltd.	2,900	72,522
Hitachi High-Technologies Corp.	1,800	73,492
Hitachi Kokusai Electric, Inc.	900	20,660
Hitachi Ltd.	109,000	592,092
Hitachi Maxell Ltd.	500	9,143
Hitachi Metals Ltd.	5,600	78,793
Hitachi Transport System Ltd.	700	14,576
Hitachi Zosen Corp.	2,300	13,118
Hogy Medical Co.	200	12,621
Hokkaido Electric Power Co., Inc.	3,000	22,720
The Hokkoku Bank Ltd.	4,000	15,238
The Hokuetsu Bank Ltd.	300	7,761
Hokuetsu Kishu Paper Co. Ltd. (b)	1,700	11,857
Hokuhoku Financial Group, Inc.	2,000	31,484
Hokuriku Electric Power Co. (b)	2,900	28,248

The accompanying notes are an integral part of the financial statements.

32

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hokuto Corp.	400	$7,218
Honda Motor Co. Ltd.	36,800	1,111,956
Horiba Ltd.	600	32,252
Hoshino Resorts REIT, Inc.	3	15,826
Hoshizaki Corp.	1,100	86,737
Hosiden Corp.	800	7,537
House Foods Group, Inc. (b)	900	19,663
Hoya Corp.	9,000	434,167
Hulic Co. Ltd. (b)	23,900	225,250
Hulic Reit, Inc.	59	97,831
The Hyakugo Bank Ltd.	4,000	15,998
The Hyakujushi Bank Ltd.	4,000	13,545
Ibiden Co. Ltd.	1,900	29,692
IBJ Leasing Co. Ltd.	400	8,550
Ichibanya Co. Ltd. (b)	200	6,617
Ichigo Office REIT Investment	17	10,694
Ichigo, Inc. (b)	3,800	11,151
Ichiyoshi Securities Co. Ltd. (b)	600	4,533
Icom, Inc.	100	2,301
Idec Corp.	500	5,469
Idemitsu Kosan Co. Ltd.	2,400	83,662
IDOM, Inc. (b)	900	5,726
Ihara Chemical Industry Co. Ltd.	300	2,729
IHI Corp. (a) (b)	31,000	98,053
Iida Group Holdings Co. Ltd.	3,500	53,801
Iino Kaiun Kaisha Ltd.	1,400	6,142
Inaba Denki Sangyo Co. Ltd.	400	14,339
Inabata & Co. Ltd.	700	8,559
Industrial & Infrastructure Fund Investment Corp.	22	99,005
Ines Corp.	400	3,870
Infocom Corp.	200	3,459
Infomart Corp. (b)	1,200	6,873
Information Services International-Dentsu Ltd.	200	4,527
Inpex Corp.	21,500	212,103
Internet Initiative Japan, Inc.	400	7,229
Invesco Office J-Reit, Inc.	11	9,840
Investors Cloud Co. Ltd.	100	4,222
Invincible Investment Corp.	187	75,213
Iriso Electronics Co. Ltd.	100	6,423
Iseki & Co. Ltd.	2,000	4,107
Isetan Mitsukoshi Holdings Ltd. (b)	7,300	80,339
Ishihara Sangyo Kaisha Ltd. (a)	500	5,013
Istyle, Inc.	400	3,291
Isuzu Motors Ltd.	13,500	179,369
Ito En Ltd.	900	32,940
ITOCHU Corp. (b)	34,100	484,862
Itochu Enex Co. Ltd.	700	5,796
Itochu Techno-Solutions Corp.	700	20,587
Itochu-Shokuhin Co. Ltd.	100	4,123
Itoham Yonekyu Holdings, Inc.	2,100	19,577
Itoki Corp.	600	3,790

	Number of Shares	Value
Iwatani Corp. (b)	3,000	$17,493
The Iyo Bank Ltd. (b)	4,000	27,044
Izumi Co. Ltd.	600	26,972
J Front Retailing Co. Ltd.	5,300	78,782
J Trust Co. Ltd. (b)	1,000	8,441
J-Oil Mills, Inc.	100	3,777
JAC Recruitment Co. Ltd.	300	4,892
Jaccs Co. Ltd. (b)	2,000	8,709
Jafco Co. Ltd. (a)	500	16,850
Jamco Corp.	100	2,229
Japan Airlines Co. Ltd.	2,800	88,904
Japan Airport Terminal Co. Ltd. (b)	800	27,864
Japan Aviation Electronics Industry Ltd.	1,000	12,856
Japan Cash Machine Co. Ltd. (b)	200	2,571
Japan Communications, Inc. (a) (b)	2,100	3,601
Japan Display, Inc. (a) (b)	6,000	14,060
Japan Drilling Co. Ltd. (a)	100	2,105
Japan Excellent, Inc.	74	90,882
Japan Exchange Group, Inc.	11,500	164,138
Japan Hotel REIT Investment Corp.	238	164,388
Japan Lifeline Co. Ltd.	400	7,677
Japan Logistics Fund, Inc.	54	116,211
Japan Material Co. Ltd.	200	3,327
Japan Petroleum Exploration Co. (b)	500	11,486
Japan Post Bank Co. Ltd.	10,100	125,551
Japan Post Holdings Co. Ltd.	10,900	137,037
Japan Prime Realty Investment Corp.	57	220,700
Japan Pulp & Paper Co. Ltd.	1,000	3,337
Japan Radio Co. Ltd.	200	2,488
Japan Real Estate Investment Corp.	88	466,368
Japan Rental Housing Investments, Inc.	99	72,691
Japan Retail Fund Investment Corp.	181	355,265
Japan Securities Finance Co. Ltd.	1,400	7,466
The Japan Steel Works Ltd.	1,000	16,142
Japan Tissue Engineering Co. Ltd. (a) (b)	300	3,634
Japan Tobacco, Inc.	24,800	807,304
The Japan Wool Textile Co. Ltd.	800	6,325
JCR Pharmaceuticals Co. Ltd.	200	4,444
Jeol Ltd.	1,000	5,330
JFE Holdings, Inc.	11,800	203,034
JGC Corp.	4,500	78,501
Jimoto Holdings, Inc.	2,600	4,421
Jin Co. Ltd. (b)	200	10,456
Joshin Denki Co. Ltd.	1,000	10,222
Joyful Honda Co. Ltd. (b)	400	13,348
JSP Corp.	200	4,665
JSR Corp.	4,500	76,062
JTEKT Corp.	5,200	81,051
The Juroku Bank Ltd.	5,000	16,169
Justsystems Corp.	500	6,203
JVC Kenwood Corp.	2,100	5,481
JX Holdings, Inc. (b)	46,400	228,756

The accompanying notes are an integral part of the financial statements.

33

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
K&O Energy Group, Inc.	200	$3,184
K’s Holdings Corp. (b)	1,300	23,863
kabu.com Securities Co. Ltd.	2,000	6,516
Kadokawa Dwango (a)	900	12,926
Kaga Electronics Co. Ltd.	200	3,557
Kagome Co. Ltd.	1,200	31,248
Kajima Corp.	22,000	143,835
Kakaku.com, Inc. (b)	3,500	47,615
Kaken Pharmaceutical Co., Ltd.	500	28,292
Kameda Seika Co. Ltd. (b)	200	8,766
Kamei Corp.	200	2,229
Kamigumi Co. Ltd.	4,000	34,625
Kanamoto Co. Ltd.	400	10,791
Kandenko Co. Ltd.	2,000	17,908
Kaneka Corp.	5,000	37,374
Kanematsu Corp.	6,000	10,798
Kanematsu Electronics Ltd.	100	2,553
The Kansai Electric Power Co., Inc.	16,300	200,482
Kansai Paint Co. Ltd.	4,500	95,674
Kansai Super Market Ltd.	200	2,775
Kansai Urban Banking Corp.	400	5,098
Kanto Denka Kogyo Co. Ltd.	1,000	8,640
Kao Corp.	11,500	631,699
Kappa Create Co. Ltd. (a) (b)	400	4,440
Kasai Kogyo Co. Ltd.	300	3,863
Katakura Industries Co. Ltd.	400	5,016
Kato Sangyo Co. Ltd.	300	7,724
Kato Works Co. Ltd.	100	2,475
Kawasaki Heavy Industries Ltd.	29,000	88,368
Kawasaki Kisen Kaisha Ltd. (a) (b)	15,000	39,984
KDDI Corp.	41,400	1,087,782
Keihan Holdings Co, Ltd. (b)	12,000	73,533
Keihin Corp.	600	9,868
Keikyu Corp. (b)	10,000	109,974
Keio Corp. (b)	12,000	95,215
Keisei Electric Railway Co. Ltd.	3,500	81,352
The Keiyo Bank Ltd.	4,000	17,329
Keiyo Co. Ltd. (b)	900	4,603
Kenedix Office Investment Corp.	24	141,420
Kenedix Residential Investment Corp.	5	14,058
Kenedix Retail REIT Corp.	25	56,138
Kenedix, Inc.	4,400	17,558
Kenko Mayonnaise Co. Ltd.	100	2,461
Kewpie Corp.	1,700	48,161
Key Coffee, Inc.	300	5,883
Keyence Corp.	2,200	882,453
Kikkoman Corp.	3,000	89,762
Kinden Corp.	2,100	29,357
Kintetsu Department Store Co. Ltd. (a)	1,000	3,067
Kintetsu Group Holdings Co. Ltd. (b)	40,000	144,313
Kintetsu World Express, Inc.	500	7,595
Kirin Holdings Co. Ltd.	18,900	357,091
Kisoji Co. Ltd.	300	6,593

	Number of Shares	Value
Kissei Pharmaceutical Co. Ltd.	400	$10,503
Kitz Corp.	1,200	8,016
The Kiyo Bank Ltd.	900	13,827
KNT-CT Holdings Co. Ltd. (a) (b)	2,000	2,480
Koa Corp. (b)	500	6,605
Koatsu Gas Kogyo Co. Ltd.	300	1,930
Kobayashi Pharmaceutical Co. Ltd.	800	38,804
Kobe Bussan Co. Ltd.	100	3,865
Kobe Steel Ltd. (a)	6,700	61,311
Koei Tecmo Holdings Co. Ltd. (b)	500	9,507
Kohnan Shoji Co. Ltd.	400	7,575
Koito Manufacturing Co. Ltd.	2,800	145,975
Kokuyo Co. Ltd.	1,200	15,486
Komatsu Ltd.	20,900	546,754
KOMEDA Holdings Co. Ltd.	400	6,444
Komeri Co. Ltd. (b)	500	12,387
Komori Corp.	700	9,004
Konami Holdings Corp. (b)	2,100	89,268
Konica Minolta, Inc.	9,700	87,045
Konishi Co. Ltd.	400	4,824
Konoike Transport Co. Ltd.	400	4,960
Kose Corp.	700	63,476
Koshidaka Holdings Co. Ltd.	100	2,126
Kotobuki Spirits Co. Ltd.	300	7,386
Kubota Corp.	24,200	364,260
Kumagai Gumi Co. Ltd.	6,000	15,666
Kumiai Chemical Industry Co. Ltd.	600	3,416
Kura Corp.	200	8,353
Kurabo Industries Ltd.	3,000	6,616
Kuraray Co. Ltd.	8,700	132,308
Kureha Corp.	200	8,808
Kurita Water Industries Ltd.	2,800	67,860
Kuroda Electric Co. Ltd. (b)	400	8,725
Kusuri no Aoki Holdings Co. Ltd.	200	8,918
KYB Corp.	3,000	15,669
Kyocera Corp.	7,300	407,743
Kyodo Printing Co. Ltd.	1,000	3,257
Kyoei Steel Ltd.	300	5,367
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	6,654
Kyokuto Securities Co. Ltd.	300	4,323
KYORIN Holdings, Inc.	600	12,694
Kyoritsu Maintenance Co. Ltd. (b)	400	11,934
Kyowa Exeo Corp.	1,400	20,309
Kyowa Hakko Kirin Co. Ltd.	5,400	85,691
Kyudenko Corp.	600	16,358
Kyushu Electric Power Co, Inc. (b)	8,900	95,140
Kyushu Financial Group, Inc.	8,600	52,766
Laox Co. Ltd. (a)	400	2,323
LaSalle Logiport REIT	18	16,668
Lasertec Corp.	600	8,059
Lawson, Inc.	1,400	95,027
Leopalace21 Corp.	4,100	21,208
Life Corp.	200	5,866

The accompanying notes are an integral part of the financial statements.

34

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LINE Corp. (a) (b)	1,000	$38,498
Linical Co. Ltd.	200	2,644
Lintec Corp. (b)	800	17,086
Lion Corp.	5,000	90,001
Lixil Group Corp.	6,300	160,168
M3, Inc. (b)	4,700	116,832
Mabuchi Motor Co. Ltd.	900	50,836
Macnica Fuji Electronics Holdings, Inc.	500	7,103
Maeda Corp.	2,000	17,755
Maeda Kosen Co. Ltd.	200	2,508
Maeda Road Construction Co. Ltd.	1,000	17,696
Makino Milling Machine Co. Ltd.	2,000	17,399
Makita Corp.	5,200	182,452
Mandom Corp.	300	14,087
Mani, Inc.	300	7,079
Mars Engineering Corp.	100	2,077
Marubeni Corp.	36,100	222,789
Marudai Food Co. Ltd.	2,000	8,766
Maruha Nichiro Corp.	700	21,237
Marui Group Co. Ltd. (b)	5,000	68,106
Maruichi Steel Tube Ltd.	1,000	28,498
Marusan Securities Co. Ltd. (b)	800	6,611
Maruwa Co. Ltd.	100	3,574
Maruzen Showa Unyu Co. Ltd.	1,000	3,975
Marvelous, Inc. (b)	400	3,137
Matsuda Sangyo Co. Ltd.	200	2,682
Matsui Securities Co. Ltd. (b)	1,700	13,332
Matsumotokiyoshi Holdings Co. Ltd.	600	28,491
Matsuya Co. Ltd. (b)	400	3,797
Matsuya Foods Co. Ltd.	100	3,727
Max Co. Ltd.	1,000	13,308
Mazda Motor Corp.	12,400	179,195
McDonald’s Holdings Co. Japan Ltd. (b)	1,100	32,138
MCJ Co. Ltd.	500	5,869
MCUBS MidCity Investment Corp. (b)	4	12,090
Mebuki Financial Group Inc.	21,700	86,987
Medipal Holdings Corp.	4,000	62,852
Megachips Corp. (a) (b)	200	5,488
Megmilk Snow Brand Co. Ltd.	700	19,294
Meidensha Corp.	3,000	10,668
MEIJI Holdings Co. Ltd.	2,600	216,718
Meiko Network Japan Co. Ltd.	300	3,297
Meitec Corp.	500	20,331
Melco Holdings, Inc.	200	5,782
Menicon Co. Ltd.	200	6,136
METAWATER Co. Ltd.	200	5,206
Micronics Japan Co. Ltd. (b)	400	3,561
The Mie Bank Ltd.	100	2,114
Milbon Co. Ltd.	200	10,070
Mimasu Semiconductor Industry Co. Ltd.	200	3,179
The Minato Bank Ltd.	200	3,716
Minebea Mitsumi, Inc.	7,600	101,781
Ministop Co. Ltd.	200	3,765

	Number of Shares	Value
Miraca Holdings, Inc.	1,500	$69,133
Mirait Holdings Corp. (b)	800	7,871
Miroku Jyoho Service Co. Ltd.	300	4,963
Misawa Homes Co. Ltd.	300	2,802
MISUMI Group, Inc.	5,900	106,915
Mitsuba Corp.	600	11,843
Mitsubishi Chemical Holding Corp.	29,500	228,912
Mitsubishi Corp.	34,200	740,674
Mitsubishi Electric Corp.	43,700	628,639
Mitsubishi Estate Co. Ltd.	83,000	1,517,817
Mitsubishi Gas Chemical Co., Inc.	4,300	89,520
Mitsubishi Heavy Industries Ltd.	73,000	293,778
Mitsubishi Logistics Corp. (b)	2,000	27,612
Mitsubishi Materials Corp.	2,500	75,750
Mitsubishi Motors Corp.	15,400	92,795
Mitsubishi Nichiyu Forklift Co. Ltd.	500	3,216
Mitsubishi Paper Mills Ltd. (a)	300	1,975
Mitsubishi Pencil Co. Ltd.	300	15,064
Mitsubishi Research Institute, Inc.	100	2,897
Mitsubishi Shokuhin Co. Ltd.	200	6,210
Mitsubishi Steel Manufacturing Co. Ltd.	2,000	4,330
Mitsubishi Tanabe Pharma Corp. (b)	4,600	95,917
Mitsubishi UFJ Financial Group, Inc.	288,700	1,822,396
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,300	61,504
Mitsuboshi Belting Ltd.	1,000	9,298
Mitsui & Co. Ltd.	38,700	562,047
Mitsui Chemicals, Inc.	20,000	99,082
Mitsui Engineering & Shipbuilding Co. Ltd. (b)	12,000	18,612
Mitsui Fudosan Co. Ltd.	65,000	1,390,557
Mitsui Fudosan Logistics Park, Inc.	3	8,873
Mitsui High-Tec, Inc.	300	3,039
Mitsui Home Co. Ltd.	1,000	5,598
Mitsui Mining & Smelting Co. Ltd.	9,000	30,730
Mitsui OSK Lines Ltd.	27,000	85,183
Mitsui Sugar Co. Ltd.	200	4,866
Mitsui Sumitomo Insurance Group Holdings, Inc.	11,400	363,834
Mitsui-Soko Holdings Co. Ltd.	2,000	5,974
Miura Co. Ltd. (b)	1,400	22,515
Mixi, Inc.	800	38,605
The Miyazaki Bank Ltd.	2,000	6,178
Mizuho Financial Group, Inc.	545,900	1,003,144
Mizuno Corp. (b)	2,000	10,310
Mochida Pharmaceutical Co. Ltd.	200	14,876
Modec, Inc. (b)	300	6,389
Monex Group, Inc. (b)	2,800	6,730
MonotaRO Co. Ltd. (b)	1,000	30,962
Mori Hills REIT Investment Corp. (b)	93	124,665
Mori Trust Sogo Reit, Inc.	63	97,466
Morinaga & Co. Ltd.	600	26,623

The accompanying notes are an integral part of the financial statements.

35

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Morinaga Milk Industry Co. Ltd.	3,000	$22,257
Morita Holdings Corp.	400	5,821
Morpho, Inc. (a)	100	4,167
MOS Food Services, Inc. (b)	400	11,658
MTI Ltd.	400	2,430
Murata Manufacturing Co. Ltd.	4,300	613,470
Musashi Seimitsu Industry Co. Ltd.	300	7,679
The Musashino Bank Ltd.	400	11,895
Nabtesco Corp.	2,600	69,026
Nachi-Fujikoshi Corp. (b)	3,000	15,434
Nagaileben Co. Ltd. (b)	300	6,208
Nagase & Co. Ltd.	1,900	26,568
Nagoya Railroad Co. Ltd. (b)	20,000	90,207
Nakanishi, Inc.	300	11,694
Nakayama Steel Works Ltd.	300	1,964
Namura Shipbuilding Co. Ltd.	700	4,199
Nankai Electric Railway Co. Ltd.	9,000	43,874
NanoCarrier Co. Ltd. (a) (b)	500	3,305
The Nanto Bank Ltd.	400	14,676
NEC Capital Solutions Ltd.	300	4,611
NEC Corp. (b)	61,000	147,199
NEC Networks & System Integration Corp.	300	5,813
NET One Systems Co. Ltd. (b)	1,200	9,747
Neturen Co. Ltd.	500	4,068
Nexon Co. Ltd.	4,700	74,870
Next Co. Ltd. (b)	700	4,766
NGK Insulators Ltd.	6,400	145,280
NGK Spark Plug Co. Ltd. (b)	4,000	91,782
NH Foods Ltd.	4,000	107,441
NHK Spring Co. Ltd.	3,400	37,687
Nichi-iko Pharmaceutical Co. Ltd. (b)	600	9,344
Nichias Corp.	2,000	20,111
Nichicon Corp.	700	6,537
Nichiden Corp.	100	3,012
Nichiha Corp.	400	11,760
NichiiGakkan Co. Ltd. (b)	500	3,796
Nichirei Corp.	2,000	49,513
Nidec Corp.	5,400	514,829
Nifco, Inc.	700	35,203
Nihon Chouzai Co. Ltd.	100	3,403
Nihon Kohden Corp.	1,200	26,921
Nihon M&A Center, Inc.	1,000	32,568
Nihon Nohyaku Co. Ltd.	700	4,405
Nihon Parkerizing Co. Ltd.	1,500	18,603
Nihon Trim Co. Ltd.	100	3,351
Nihon Unisys Ltd. (b)	800	10,936
Nikkiso Co. Ltd.	800	9,184
Nikkon Holdings Co. Ltd. (b)	1,000	21,378
Nikon Corp.	8,400	121,987
Nintendo Co. Ltd.	2,600	604,725
Nippo Corp.	1,000	19,001
Nippon Accommodations Fund, Inc.	28	121,601

	Number of Shares	Value
Nippon Beet Sugar Manufacturing Co. Ltd.	100	$2,126
Nippon Building Fund, Inc.	92	503,162
Nippon Ceramic Co. Ltd.	200	4,351
Nippon Denko Co. Ltd.	1,400	4,884
Nippon Densetsu Kogyo Co. Ltd.	500	9,040
Nippon Electric Glass Co. Ltd.	11,000	66,663
Nippon Express Co. Ltd.	18,000	92,664
Nippon Flour Mills Co. Ltd.	800	11,837
Nippon Gas Co. Ltd. (b)	500	14,606
Nippon Kanzai Co. Ltd.	300	4,843
Nippon Kayaku Co. Ltd.	2,000	27,186
Nippon Koei Co. Ltd.	200	5,253
Nippon Light Metal Holdings Co. Ltd.	8,900	19,658
Nippon Paint Holdings Co. Ltd.	3,300	114,959
Nippon Paper Industries Co. Ltd.	1,600	28,781
Nippon Parking Development Co. Ltd. (b)	3,100	4,128
Nippon Prologis REIT, Inc.	109	236,239
NIPPON REIT Investment Corp.	6	15,581
The Nippon Road Co. Ltd.	1,000	4,604
Nippon Seiki Co. Ltd.	1,000	21,535
Nippon Sharyo Ltd. (a)	1,000	2,664
Nippon Sheet Glass Co. Ltd. (a) (b)	1,600	11,655
Nippon Shinyaku Co. Ltd.	800	40,731
Nippon Shokubai Co. Ltd.	400	27,313
Nippon Signal Co. Ltd.	700	6,307
Nippon Soda Co. Ltd.	2,000	11,064
Nippon Steel & Sumikin Bussan Corp.	200	8,423
Nippon Steel & Sumitomo Metal Corp.	18,200	421,124
Nippon Suisan Kaisha Ltd.	4,500	22,511
Nippon Telegraph & Telephone Corp.	15,600	666,363
Nippon Thompson Co. Ltd.	800	4,362
Nippon Yusen KK (a)	36,000	76,223
Nipro Corp.	2,300	32,492
Nishi-Nippon Financial Holdings, Inc.	1,900	19,086
Nishi-Nippon Railroad Co. Ltd. (b)	5,000	21,099
Nishimatsu Construction Co. Ltd.	4,000	19,738
Nishimatsuya Chain Co. Ltd.	600	6,769
Nishio Rent All Co. Ltd.	300	8,464
Nissan Chemical Industries Ltd.	2,600	75,850
Nissan Motor Co. Ltd.	54,400	525,893
Nissan Shatai Co. Ltd. (b)	1,100	9,932
Nissha Printing Co. Ltd. (b)	500	11,889
The Nisshin Oillio Group Ltd.	2,000	11,388
Nisshin Seifun Group, Inc.	4,600	68,844
Nisshin Steel Co. Ltd. (a)	700	9,208
Nisshinbo Holdings, Inc.	2,100	21,043
Nissin Corp.	1,000	3,347
Nissin Electric Co. Ltd.	700	8,104
Nissin Foods Holdings Co. Ltd.	1,300	72,032
Nissin Kogyo Co. Ltd.	500	8,981
Nitori Holdings Co. Ltd.	1,800	227,614

The accompanying notes are an integral part of the financial statements.

36

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nitta Corp.	300	$8,388
Nittetsu Mining Co. Ltd.	100	5,406
Nitto Boseki Co. Ltd.	2,000	9,990
Nitto Denko Corp.	3,700	286,501
Nitto Kogyo Corp.	400	5,532
Nitto Kohki Co. Ltd.	100	2,289
Noevir Holdings Co. Ltd.	300	12,438
NOF Corp.	2,000	21,315
Nohmi Bosai Ltd.	300	4,128
Nojima Corp.	300	3,820
NOK Corp.	1,600	37,197
Nomura Co. Ltd.	700	12,355
Nomura Holdings, Inc.	82,400	514,076
Nomura Real Estate Holdings, Inc.	7,800	124,549
Nomura Real Estate Master Fund, Inc.	280	434,875
Nomura Research Institute Ltd.	2,800	103,341
Noritake Co. Ltd.	200	5,134
Noritz Corp.	400	7,599
North Pacific Bank Ltd.	5,000	19,010
NS Solutions Corp.	500	10,827
NS United Kaiun Kaisha Ltd.	1,000	2,161
NSD Co. Ltd.	700	10,127
NSK Ltd.	9,100	130,762
NTN Corp.	7,000	35,054
NTT Data Corp.	3,000	142,659
NTT DOCOMO, Inc.	31,200	727,137
NTT Urban Development Corp. (b)	7,000	60,835
NuFlare Technology, Inc.	100	6,091
Obara Group, Inc. (b)	200	8,858
Obayashi Corp.	15,400	144,479
OBIC Business Consultants Co. Ltd. (b)	200	10,055
Obic Co. Ltd.	1,500	71,581
Odakyu Electric Railway Co. Ltd. (b)	7,200	140,333
The Ogaki Kyoritsu Bank Ltd.	4,000	11,909
Ohsho Food Service Corp. (b)	200	7,397
Oiles Corp.	300	5,540
The Oita Bank Ltd.	2,000	7,831
Oji Holdings Corp.	19,000	89,085
Okabe Co. Ltd.	600	5,461
Okamoto Industries, Inc.	1,000	10,713
Okamura Corp.	1,000	8,899
Okasan Securities Group, Inc.	3,000	18,351
Oki Electric Industry Co. Ltd. (b)	1,300	18,747
The Okinawa Electric Power Co., Inc. (b)	500	11,893
OKUMA Corp. (b)	2,000	21,027
Okumura Corp.	3,000	18,255
Okuwa Co. Ltd.	1,000	10,168
Olympus Corp.	6,300	242,843
Omron Corp.	4,400	193,596
OncoTherapy Science, Inc. (a) (b)	1,700	3,745
Ono Pharmaceutical Co. Ltd.	9,900	205,248
Onward Holdings Co. Ltd.	2,000	13,732

	Number of Shares	Value
Open House Co. Ltd.	500	$11,962
Optex Co. Ltd.	200	5,466
Oracle Corp.	1,100	62,948
Organo Corp.	1,000	4,496
Orient Corp. (b)	7,500	13,536
Oriental Land Co. Ltd. (b)	5,000	287,027
ORIX Corp.	29,900	443,861
Orix JREIT, Inc.	161	255,132
Osaka Gas Co. Ltd.	41,000	156,013
Osaka Soda Co. Ltd.	1,000	4,468
Osaka Steel Co. Ltd. (b)	200	3,621
OSAKA Titanium Technologies Co. Ltd. (a) (b)	300	4,662
Osaki Electric Co. Ltd.	1,000	8,697
OSG Corp.	1,300	26,652
OSJB Holdings Corp. (b)	1,900	4,720
Otsuka Corp.	1,400	76,135
Otsuka Holdings Co. Ltd.	8,900	402,272
Outsourcing, Inc. (b)	200	7,958
Oyo Corp.	200	2,482
Pacific Industrial Co. Ltd.	600	8,552
Pacific Metals Co. Ltd. (a) (b)	2,000	6,989
The Pack Corp.	200	5,669
PAL GROUP Holdings Co. Ltd.	100	2,430
PALTAC CORPORATION	400	11,155
PanaHome Corp.	1,000	9,191
Panasonic Corp.	50,000	566,674
Paramount Bed Holdings Co. Ltd.	300	12,031
Parco Co. Ltd.	200	2,143
Park24 Co. Ltd.	2,200	57,647
PC Depot Corp. (b)	600	2,870
Penta-Ocean Construction Co. Ltd.	4,400	21,311
PeptiDream, Inc. (a) (b)	600	28,353
Pigeon Corp.	1,800	57,596
Pilot Corp.	500	20,515
Piolax, Inc.	300	6,883
Pioneer Corp. (a)	4,300	8,550
Plenus Co. Ltd. (b)	300	6,651
Pola Orbis Holdings, Inc.	1,600	38,679
Premier Investment Corp. (b)	81	91,600
Press Kogyo Co. Ltd.	1,300	6,519
Pressance Corp. (b)	400	4,821
Prestige International, Inc.	600	5,408
Prima Meat Packers Ltd.	2,000	8,839
Proto Corp.	400	5,252
Qol Co. Ltd.	200	2,963
Raito Kogyo Co. Ltd. (b)	600	6,112
Rakuten, Inc.	22,300	223,773
Recruit Holdings Co. Ltd.	8,300	424,112
Relia, Inc. (b)	600	5,907
Relo Group, Inc. (b)	2,000	33,155
Rengo Co. Ltd.	2,900	16,745
Resona Holdings, Inc.	53,200	286,624

The accompanying notes are an integral part of the financial statements.

37

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Resorttrust, Inc.	1,300	$22,969
Ricoh Co. Ltd. (b)	16,000	131,912
Ricoh Leasing Co. Ltd. (b)	200	6,424
Right On Co. Ltd. (b)	200	1,728
Riken Corp.	100	4,420
Riken Vitamin Co. Ltd.	100	3,616
Ringer Hut Co. Ltd.	300	6,157
Rinnai Corp.	800	63,777
Riso Kagaku Corp.	300	5,269
Rock Field Co. Ltd.	300	4,921
Rohm Co. Ltd.	1,900	126,710
Rohto Pharmaceutical Co. Ltd. (b)	1,600	30,074
Rokko Butter Co. Ltd.	200	4,360
Roland DG Corp.	200	6,030
Round One Corp.	900	7,153
Royal Holdings Co. Ltd.	400	8,101
Ryobi Ltd.	2,000	8,714
Ryohin Keikaku Co. Ltd.	500	109,653
Ryosan Co. Ltd.	400	12,058
Ryoyo Electro Corp.	300	4,436
S Foods, Inc.	200	5,827
Sac’s Bar Holdings, Inc.	200	2,275
Saizeriya Co. Ltd.	400	10,051
Sakai Chemical Industry Co. Ltd.	1,000	3,510
Sakai Moving Service Co. Ltd.	100	2,784
Sakata INX Corp.	600	8,259
Sakata Seed Corp.	500	15,648
San-A Co. Ltd.	300	13,652
San-Ai Oil Co. Ltd.	700	5,954
The San-In Godo Bank Ltd.	2,400	19,286
SanBio Co. Ltd. (a)	200	2,119
Sanden Holdings Corp. (a) (b)	2,000	6,654
Sangetsu Corp.	800	13,410
Sanken Electric Co. Ltd. (a)	2,000	8,830
Sanki Engineering Co. Ltd.	700	6,041
Sankyo Co. Ltd.	800	26,812
Sankyo Tateyama, Inc. (b)	400	5,981
Sankyu, Inc.	4,000	24,286
Sanrio Co. Ltd. (b)	700	12,882
Santen Pharmaceutical Co. Ltd.	9,400	136,348
Sanwa Holdings Corp. (b)	3,300	30,915
Sanyo Chemical Industries Ltd.	200	8,402
Sanyo Denki Co. Ltd.	1,000	7,481
Sanyo Special Steel Co. Ltd. (b)	2,000	10,643
Sapporo Holdings Ltd.	1,100	29,817
Sato Holdings Corp.	400	8,536
Sawai Pharmaceutical Co. Ltd. (b)	500	27,065
SBI Holdings, Inc.	5,100	71,266
SCREEN Holdings Co. Ltd.	600	44,283
SCSK Corp.	800	31,803
Secom Co. Ltd.	4,800	344,392
Sega Sammy Holdings, Inc.	4,500	60,414
Seibu Holdings, Inc.	4,500	74,420

	Number of Shares	Value
Seikagaku Corp.	500	$8,346
Seiko Epson Corp.	6,800	143,509
Seiko Holdings Corp. (b)	2,000	8,201
Seino Holdings Co. Ltd. (b)	2,400	27,005
Seiren Co. Ltd.	700	10,474
Sekisui Chemical Co. Ltd.	9,600	161,673
Sekisui House Ltd.	13,100	215,917
Sekisui House Reit, Inc.	53	70,293
Sekisui House SI Residential Investment Corp. (b)	69	76,516
Sekisui Jushi Corp.	400	6,656
Sekisui Plastics Co. Ltd.	300	2,101
Senko Co. Ltd.	1,400	9,033
Senshu Ikeda Holdings, Inc.	4,200	17,398
Senshukai Co. Ltd.	300	2,163
Septeni Holdings Co. Ltd. (b)	1,000	3,592
Seria Co. Ltd.	600	25,867
Seven & I Holdings Co. Ltd.	17,100	672,232
Seven Bank Ltd. (b)	9,900	32,428
Sharp Corp. (a) (b)	36,000	152,712
Shibuya Corp.	200	5,457
The Shiga Bank Ltd.	4,000	20,571
The Shikoku Bank Ltd.	2,000	5,242
Shikoku Chemicals Corp.	1,000	10,795
Shikoku Electric Power Co., Inc. (b)	2,700	29,759
Shima Seiki Manufacturing Ltd. (b)	400	15,087
Shimachu Co. Ltd.	800	19,513
Shimadzu Corp.	5,000	79,632
Shimamura Co. Ltd.	600	79,358
Shimano, Inc.	1,700	248,632
Shimizu Corp.	14,000	125,964
Shin-Etsu Chemical Co. Ltd.	8,800	765,306
Shin-Etsu Polymer Co. Ltd.	600	4,224
Shindengen Electric Manufacturing Co. Ltd.	1,000	4,198
Shinko Electric Industries Co. Ltd.	1,000	6,734
Shinko Plantech Co. Ltd.	600	4,574
Shinmaywa Industries Ltd.	1,000	9,577
Shinnihon Corp.	400	3,219
Shinsei Bank Ltd. (b)	46,000	84,939
Shionogi & Co. Ltd.	6,800	351,818
Ship Healthcare Holdings, Inc. (b)	700	18,671
Shiseido Co. Ltd.	9,000	237,292
The Shizuoka Bank Ltd.	11,000	89,784
Shizuoka Gas Co. Ltd.	800	5,431
SHO-BOND Holdings Co. Ltd. (b)	400	17,633
Shochiku Co. Ltd.	2,000	23,577
Showa Corp. (a)	700	5,957
Showa Denko KK (a)	2,200	39,325
Showa Sangyo Co. Ltd.	2,000	10,575
Showa Shell Sekiyu KK	3,100	31,453
Siix Corp.	200	8,058
Sinanen Holdings Co. Ltd.	200	3,795

The accompanying notes are an integral part of the financial statements.

38

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sinko Industries Ltd.	300	$4,319
Sintokogio Ltd.	600	5,227
SKY Perfect JSAT Holdings, Inc. (b)	2,100	8,881
Skylark Co. Ltd.	1,700	24,940
SMC Corp.	1,300	385,841
SMK Corp.	1,000	3,563
SMS Co. Ltd.	600	15,235
Sodick Co. Ltd.	700	6,947
SoftBank Group Corp.	19,000	1,345,691
Sogo Medical Co. Ltd.	100	3,763
Sohgo Security Services Co. Ltd.	1,600	59,815
Sojitz Corp.	20,300	50,989
Sompo Holdings, Inc.	8,200	301,519
Sony Corp.	28,600	970,228
Sony Financial Holdings, Inc. (b)	4,200	67,776
Sosei Group Corp. (a) (b)	300	29,388
Sotetsu Holdings, Inc. (b)	6,000	27,907
Sparx Group Co. Ltd. (b)	1,200	2,280
Square Enix Holdings Co. Ltd.	1,400	39,653
St Marc Holdings Co. Ltd.	200	5,881
Stanley Electric Co. Ltd.	3,200	91,484
Star Micronics Co. Ltd.	500	7,684
Start Today Co. Ltd.	4,200	92,877
Starts Corp., Inc.	400	8,380
Starzen Co. Ltd.	100	4,020
Stella Chemifa Corp.	100	2,861
Studio Alice Co. Ltd.	100	2,058
Sugi Holdings Co. Ltd.	600	27,532
Sumco Corp.	3,100	51,905
Sumitomo Bakelite Co. Ltd.	3,000	18,089
Sumitomo Chemical Co. Ltd.	36,000	201,936
Sumitomo Corp.	27,300	367,868
Sumitomo Dainippon Pharma Co. Ltd. (b)	3,700	61,202
Sumitomo Densetsu Co. Ltd.	200	2,303
Sumitomo Electric Industries Ltd.	18,000	299,464
Sumitomo Forestry Co. Ltd.	2,200	33,447
Sumitomo Heavy Industries Ltd.	13,000	90,911
Sumitomo Metal Mining Co. Ltd.	12,000	170,890
Sumitomo Mitsui Construction Co. Ltd.	11,600	12,632
Sumitomo Mitsui Financial Group, Inc.	30,400	1,108,403
Sumitomo Mitsui Trust Holdings, Inc.	7,700	268,082
Sumitomo Osaka Cement Co. Ltd.	6,000	25,011
Sumitomo Real Estate Sales Co. Ltd.	300	9,678
Sumitomo Realty & Development Co. Ltd.	28,000	728,992
Sumitomo Riko Co. Ltd.	500	5,069
Sumitomo Rubber Industries Ltd.	4,600	78,649
Sumitomo Seika Chemicals Co. Ltd.	100	4,254
The Sumitomo Warehouse Co. Ltd. (b)	2,000	11,019
Sun Frontier Fudousan Co. Ltd.	300	2,619

	Number of Shares	Value
Sundrug Co. Ltd.	1,600	$53,697
Suntory Beverage & Food Ltd.	3,700	156,066
Suruga Bank Ltd.	3,700	78,114
Suzuken Co. Ltd.	1,900	62,474
Suzuki Motor Corp.	8,000	333,086
Sysmex Corp. (b)	3,400	206,623
Systena Corp.	200	3,078
T&D Holdings, Inc.	12,800	186,747
T-Gaia Corp.	300	5,159
Tachi-S Co. Ltd.	400	8,001
Tadano Ltd.	1,700	19,916
Taihei Dengyo Kaisha Ltd.	1,000	9,801
Taiheiyo Cement Corp.	26,000	87,163
Taiho Kogyo Co. Ltd. (b)	200	2,993
Taikisha Ltd.	400	9,807
Taisei Corp.	24,000	175,092
Taisho Pharmaceutical Holdings Co. Ltd.	800	65,100
Taiyo Holdings Co. Ltd.	300	13,143
Taiyo Nippon Sanso Corp.	2,200	25,823
Taiyo Yuden Co. Ltd. (b)	1,800	22,828
Takamatsu Construction Group Co. Ltd.	200	4,682
Takara Bio, Inc.	700	9,619
Takara Holdings, Inc.	2,600	28,102
Takara Leben Co. Ltd. (b)	1,100	4,921
Takara Standard Co. Ltd.	500	7,980
Takasago International Corp.	200	6,427
Takasago Thermal Engineering Co. Ltd.	600	8,468
Takashimaya Co. Ltd.	7,000	61,354
Takata Corp. (a) (b)	400	1,734
Takeda Pharmaceutical Co. Ltd.	16,200	762,188
Takeuchi Manufacturing Co. Ltd.	500	9,467
Takiron Co. Ltd.	1,000	5,208
Takuma Co. Ltd.	1,000	9,795
Tamron Co. Ltd. (b)	300	5,427
Tanseisha Co. Ltd.	500	4,428
Tatsuta Electric Wire and Cable Co. Ltd.	500	2,276
TDK Corp.	2,700	171,509
TechnoPro Holdings, Inc.	500	19,335
Teijin Ltd.	4,200	79,388
Teikoku Sen-I Co. Ltd.	300	4,439
Tekken Corp. (b)	2,000	6,031
Temp Holdings Co. Ltd.	2,300	42,943
Tenma Corp.	200	3,695
Terumo Corp. (b)	7,900	274,836
THK Co. Ltd.	2,900	73,298
TIS, Inc.	1,300	33,128
TKC Corp.	300	8,584
Toa Corp. (a)	200	3,632
Toagosei Co. Ltd. (b)	1,500	17,149
Tobu Railway Co. Ltd.	20,000	101,559
TOC Co. Ltd.	800	6,611
Tocalo Co. Ltd.	200	5,192

The accompanying notes are an integral part of the financial statements.

39

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Tochigi Bank Ltd.	1,700	$7,860
Toda Corp. (b)	4,000	24,126
Toei Animation Co. Ltd.	100	5,981
Toei Co. Ltd.	1,000	8,549
Toenec Corp.	1,000	5,000
The Toho Bank Ltd.	3,000	11,314
Toho Co. Ltd.	2,400	63,757
Toho Gas Co. Ltd. (b)	8,000	56,706
Toho Holdings Co. Ltd. (b)	900	18,887
Toho Titanium Co. Ltd. (b)	500	3,923
Toho Zinc Co. Ltd. (b)	2,000	9,841
Tohoku Electric Power Co., Inc.	11,000	149,228
Tokai Carbon Co. Ltd.	3,000	13,160
Tokai Corp.	200	7,327
TOKAI Holdings Corp. (b)	1,200	9,237
Tokai Rika Co. Ltd.	900	18,192
Tokai Tokyo Financial Holdings, Inc. (b)	3,400	17,737
Token Corp.	100	7,873
Tokio Marine Holdings, Inc.	15,400	652,019
Tokushu Tokai Paper Co. Ltd.	100	3,745
Tokuyama Corp. (a)	5,000	24,246
Tokyo Broadcasting System Holdings, Inc.	700	12,531
Tokyo Dome Corp.	1,200	11,171
The Tokyo Electric Power Co Holdings, Inc. (a)	34,900	136,949
Tokyo Electron Ltd.	3,600	394,179
Tokyo Gas Co. Ltd.	43,000	195,972
Tokyo Ohka Kogyo Co. Ltd. (b)	600	19,944
Tokyo Rope Manufacturing Co. Ltd.	200	3,029
Tokyo Seimitsu Co. Ltd.	700	22,093
Tokyo Steel Manufacturing Co. Ltd.	1,400	11,771
Tokyo Tatemono Co. Ltd.	14,700	194,313
Tokyo TY Financial Group, Inc.	400	12,028
Tokyotokeiba Co. Ltd.	2,000	4,643
Tokyu Construction Co. Ltd.	1,100	8,644
Tokyu Corp.	24,000	170,192
Tokyu Fudosan Holdings Corp.	12,200	66,321
Tokyu REIT, Inc.	57	71,690
TOMONY Holdings, Inc.	1,900	10,103
Tomy Co. Ltd.	1,200	12,017
TonenGeneral Sekiyu KK (d)	7,000	81,739
Topcon Corp. (b)	1,700	30,515
Toppan Forms Co. Ltd.	700	6,865
Toppan Printing Co. Ltd.	11,000	112,372
Topre Corp. (b)	600	15,646
Topy Industries Ltd.	200	5,327
Toray Industries, Inc. (b)	34,000	302,014
Toridoll.corp.	300	6,517
Torii Pharmaceutical Co. Ltd.	200	5,167
Tosei Corp.	500	3,293
Toshiba Corp. (a) (b)	94,000	203,742

	Number of Shares	Value
Toshiba Machine Co. Ltd.	2,000	$8,143
Toshiba Plant Systems & Services Corp.	700	10,235
Toshiba TEC Corp. (a)	2,000	11,203
Tosho Co. Ltd.	100	4,250
Tosho Printing Co. Ltd.	1,000	4,593
Tosoh Corp.	9,000	79,395
Totetsu Kogyo Co. Ltd. (b)	400	11,494
TOTO Ltd. (b)	2,900	109,841
The Towa Bank Ltd.	5,000	5,310
Towa Pharmaceutical Co. Ltd.	100	5,066
Toyo Construction Co. Ltd.	1,000	3,599
Toyo Corp.	400	3,637
Toyo Engineering Corp. (a) (b)	2,000	5,022
Toyo Ink SC Holdings Co. Ltd.	3,000	14,475
Toyo Kanetsu KK	1,000	2,649
Toyo Kohan Co. Ltd.	600	2,084
Toyo Seikan Group Holdings Ltd.	4,300	70,138
Toyo Suisan Kaisha Ltd.	2,000	74,599
Toyo Tanso Co. Ltd.	100	1,678
Toyo Tire & Rubber Co. Ltd.	1,700	30,692
Toyobo Co. Ltd.	14,000	24,302
Toyoda Gosei Co. Ltd.	1,100	28,054
Toyota Boshoku Corp.	1,100	25,588
Toyota Industries Corp.	3,800	189,422
Toyota Motor Corp.	59,900	3,259,742
Toyota Tsusho Corp.	5,300	160,893
TPR Co. Ltd.	300	9,877
Trancom Co. Ltd.	100	5,178
Transcosmos, Inc. (a)	600	14,124
Trend Micro, Inc.	2,400	106,950
Trusco Nakayama Corp.	700	16,248
TS Tech Co. Ltd.	800	21,570
TSI Holdings Co. Ltd.	1,000	7,225
Tsubaki Nakashima Co. Ltd.	300	4,977
Tsubakimoto Chain Co.	2,000	16,721
Tsugami Corp.	1,000	6,662
Tsukada Global Holdings, Inc.	500	2,712
Tsukishima Kikai Co. Ltd.	400	4,233
Tsukuba Bank Ltd.	1,200	3,372
Tsukui Corp. (b)	700	4,146
Tsumura & Co.	1,000	31,389
Tsuruha Holdings, Inc.	800	74,101
Tsurumi Manufacturing Co. Ltd.	300	4,398
Tsutsumi Jewelry Co. Ltd.	200	3,739
TV Asahi Holdings Corp.	300	5,681
UACJ Corp.	4,000	10,522
Ube Industries Ltd.	17,000	38,499
UKC Holdings Corp.	200	3,687
Ulvac, Inc.	600	28,047
Unicharm Corp.	8,700	208,721
Union Tool Co.	100	3,140
Unipres Corp.	700	14,661

The accompanying notes are an integral part of the financial statements.

40

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Arrows Ltd.	400	$12,140
United Super Markets Holdings, Inc.	800	7,322
United Urban Investment Corp.	194	297,965
UNITED, Inc. (a)	200	3,940
Unitika Ltd. (a)	8,000	6,699
Universal Entertainment Corp.	300	9,597
Unizo Holdings Co. Ltd.	200	4,934
Ushio, Inc.	1,800	22,812
USS Co. Ltd.	4,800	80,163
V Technology Co. Ltd. (b)	100	15,408
Valor Holdings Co. Ltd.	600	14,180
Vector, Inc. (a)	400	4,853
Vital KSK Holdings, Inc.	600	5,576
VT Holdings Co. Ltd. (b)	1,100	5,725
W-Scope Corp.	300	4,415
Wacoal Holdings Corp.	2,000	24,724
Wacom Co. Ltd.	2,000	7,240
Wakita & Co. Ltd.	600	5,715
Warabeya Nichiyo Co. Ltd.	200	4,637
WATAMI Co. Ltd.	300	3,363
Welcia Holdings Co. Ltd.	600	16,810
West Japan Railway Co.	4,200	273,564
Wowow, Inc.	72	2,499
Xebio Holdings Co. Ltd.	400	6,210
Yahagi Construction Co. Ltd.	400	3,539
Yahoo! Japan Corp. (b)	34,500	159,824
Yakult Honsha Co. Ltd.	1,900	105,626
Yakuodo Co. Ltd.	200	5,001
YAMABIKO Corp.	500	5,876
Yamada Denki Co. Ltd. (b)	14,500	72,522
The Yamagata Bank Ltd.	2,000	8,732
Yamaguchi Financial Group, Inc. (b)	5,000	54,342
Yamaha Corp.	3,400	93,584
Yamaha Motor Co. Ltd.	6,700	161,964
The Yamanashi Chuo Bank Ltd.	2,000	8,970
Yamato Holdings Co. Ltd.	8,100	170,040
Yamato Kogyo Co. Ltd.	600	15,519
Yamazaki Baking Co. Ltd.	2,900	59,764
Yamazen Corp.	900	8,127
Yaoko Co. Ltd.	300	11,434
Yaskawa Electric Corp.	5,300	106,653
Yellow Hat Ltd.	200	4,641
Yodogawa Steel Works Ltd.	400	10,875
Yokogawa Bridge Holdings Corp.	500	5,795
Yokogawa Electric Corp.	5,400	85,236
Yokohama Reito Co. Ltd. (b)	700	6,963
The Yokohama Rubber Co. Ltd.	1,900	37,300
Yomiuri Land Co. Ltd.	1,000	3,868
Yondoshi Holdings, Inc.	200	4,451
Yonex Co. Ltd.	800	8,891
Yorozu Corp.	200	3,084
Yoshinoya Holdings Co. Ltd. (b)	1,100	16,009
Yuasa Trading Co. Ltd.	200	5,552

	Number of Shares	Value
Yumeshin Holdings Co. Ltd.	600	$4,383
Yurtec Corp.	1,000	6,893
Yusen Logistics Co. Ltd.	200	2,019
Yushin Precision Equipment Co. Ltd.	100	2,630
Zenkoku Hosho Co. Ltd.	700	23,830
Zenrin Co. Ltd.	300	6,396
Zensho Holdings Co. Ltd. (b)	1,400	23,450
Zeon Corp.	3,000	34,334
ZERIA Pharmaceutical Co. Ltd.	400	6,163
ZIGExN Co. Ltd. (a)	200	2,182
Zojirushi Corp.	500	7,259

		86,816,506

Liberia — 0.1%
Royal Caribbean Cruises Ltd.	6,016	590,230

Luxembourg — 0.1%
ADO Properties SA (c)	1,838	65,931
Altisource Portfolio Solutions SA (a) (b)	427	15,714
APERAM SA	751	37,519
ArcelorMittal (a)	41,262	345,210
B&M European Value Retail SA	11,208	41,954
Eurofins Scientific SE	234	101,837
Globant SA (a)	1,020	37,128
Grand City Properties SA	6,652	122,306
Intelsat SA (a)	1,159	4,810
Millicom International Cellular SA	1,513	84,377
RTL Group (a)	901	72,570
SAF-Holland SA	648	10,815
Senvion SA (a)	283	3,910
SES SA	8,391	195,326
Subsea 7 SA (a)	4,216	65,370
Tenaris SA	10,926	186,861
Trinseo SA	1,038	69,650

		1,461,288

Malaysia — 0.1%
AirAsia Bhd	19,800	14,045
Alliance Financial Group Bhd	15,600	14,382
AMMB Holdings Bhd	23,900	25,113
Astro Malaysia Holdings Bhd	16,800	10,402
Axiata Group	32,600	37,275
Berjaya Sports Toto Bhd	7,300	4,800
British American Tobacco Malaysia	1,500	15,456
CIMB Group Holdings Bhd	38,000	47,828
Dialog Group BHD	45,400	18,158
DiGi.Com Bhd	42,600	49,360
Felda Global Ventures Holdings Bhd	13,700	6,470
Gamuda Bhd	21,800	25,522
Genting Bhd	28,900	62,627
Genting Malaysia Bhd	38,400	47,323
Genting Plantations Bhd	2,600	6,862
HAP Seng Consolidated Bhd	6,300	12,799
Hartalega Holdings Bhd	7,100	7,958

The accompanying notes are an integral part of the financial statements.

41

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Leong Bank Bhd	8,600	$26,740
Hong Leong Financial Group Bhd	3,700	13,288
IHH Healthcare Bhd	42,300	57,348
IJM Corp. Bhd	36,500	28,042
IOI Corp.	28,300	29,733
IOI Properties Group Bhd	20,875	9,764
Kuala Lumpur Kepong Bhd	5,400	30,113
Lafarge Malaysia Bhd	3,700	5,602
Malayan Banking Bhd	43,700	88,073
Malaysia Airports Holdings Bhd	10,700	16,803
Maxis Bhd	23,200	33,761
MISC Bhd	15,000	24,827
Petronas Chemicals Group Bhd	31,100	54,108
Petronas Dagangan Bhd	2,800	15,185
Petronas Gas Bhd	8,700	38,846
PPB Group Bhd	6,400	24,199
Public Bank Bhd	33,900	152,414
RHB Bank Bhd	8,600	10,047
Sapura Energy Bhd (a)	41,900	17,233
Sime Darby Bhd	30,695	64,366
Telekom Malaysia Bhd	12,100	17,552
Tenaga Nasional	42,100	130,521
UMW Holdings Bhd (a)	5,000	6,784
Westports Holdings Bhd	15,100	13,819
YTL Corp. Bhd	57,500	19,360
YTL Power International Bhd	21,800	7,488

		1,342,396

Malta — 0.0%
Brait SE (a)	4,314	25,153
Catena Media PLC (a)	368	4,316
Kambi Group PLC (a)	339	3,295
Unibet Group PLC	3,708	38,389

		71,153

Mauritius — 0.0%
Golden Agri-Resources Ltd.	177,800	48,892

Mexico — 0.2%
Alfa SAB de CV	37,000	54,051
America Movil SAB de CV	409,536	290,709
Arca Continental SAB de CV	5,400	37,495
Cemex SAB de CV (a)	172,700	156,444
Coca-Cola Femsa SAB de CV	6,300	45,145
El Puerto de Liverpool SAB de CV	2,500	19,520
Fibra Uno Administracion SA de CV	32,700	55,908
Fomento Economico Mexicano SAB de CV	22,665	201,249
Gentera SAB de CV (b)	13,300	21,965
Gruma SAB de CV	2,860	40,414
Grupo Aeroportuario del Pacifico SAB de CV	4,300	41,759
Grupo Aeroportuario del Sureste SAB de CV Class B	2,530	43,832
Grupo Bimbo SAB de CV	21,200	52,711

	Number of Shares	Value
Grupo Carso SAB de CV	7,700	$35,283
Grupo Financiero Banorte SAB de CV Class O	31,100	178,970
Grupo Financiero Inbursa SAB de CV Class O	30,000	49,673
Grupo Financiero Santander Mexico SAB de CV	23,500	42,400
Grupo Lala SAB de CV (b)	6,700	12,160
Grupo Mexico SAB de CV	47,500	142,508
Grupo Televisa SAB	30,500	158,021
Industrias Penoles SAB de CV	1,755	45,183
Infraestructura Energetica Nova SAB de CV	6,624	31,648
Kimberly-Clark de Mexico SAB de CV Class A	19,600	42,556
Mexichem SAB de CV	13,633	37,129
OHL Mexico SAB de CV	8,400	11,872
Promotora y Operadora de Infraestructura SAB de CV (a)	3,320	35,845
Wal-Mart de Mexico SAB de CV	64,300	148,367

		2,032,817

Netherlands — 1.6%
Aalberts Industries NV	1,568	58,532
ABN AMRO Group NV (c)	5,986	145,204
Accell Group	339	9,271
Aegon NV	39,934	203,180
AerCap Holdings NV (a)	3,846	176,801
Airbus SE	13,166	1,001,925
Akzo Nobel NV	5,655	468,676
Altice NV Class A (a)	8,574	193,867
Altice NV Class B (a)	3,093	69,920
AMG Advanced Metallurgical Group NV	347	8,039
Arcadis NV	1,151	18,149
ASM International NV	775	43,488
ASML Holding NV	8,558	1,135,133
ASR Nederland NV (a)	1,268	36,142
Basic-Fit NV (a) (c)	386	6,726
BE Semiconductor Industries NV	562	22,913
BinckBank NV	912	4,658
Boskalis Westminster	2,073	71,488
Brunel International NV	331	5,384
Chicago Bridge & Iron Co. NV	3,681	113,191
Cimpress NV (a)	964	83,087
CNH Industrial NV	22,250	214,578
Corbion NV	913	24,979
COSMO Pharmaceuticals NV	108	17,686
Delta Lloyd NV	7,213	41,105
Eurocommercial Properties NV	3,048	109,187
Euronext NV (c)	955	41,716
EXOR NV	2,370	122,575
Ferrari NV	2,909	216,459
Fiat Chrysler Automobiles NV (a)	21,036	228,767

The accompanying notes are an integral part of the financial statements.

42

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Flow Traders (c)	465	$14,648
Frank’s International NV	1,323	13,984
Fugro NV (a)	1,325	20,680
Gemalto NV	1,637	91,436
Heineken Holding NV	2,354	187,198
Heineken NV	5,233	445,329
IMCD Group NV	804	39,457
ING Groep NV	87,854	1,327,330
Intertrust NV (c)	708	13,582
InterXion Holding NV (a)	1,100	43,516
Kendrion NV	183	5,846
Koninklijke Ahold Delhaize NV	29,160	624,085
Koninklijke BAM Groep NV	3,991	21,545
Koninklijke DSM NV	4,254	287,666
Koninklijke KPN NV	81,439	245,194
Koninklijke Philips NV	21,524	691,883
Koninklijke Vopak NV	1,572	68,616
LyondellBasell Industries NV Class A	6,332	577,415
Mobileye NV (a)	4,046	248,424
Mylan NV (a)	8,818	343,814
NN Group NV	7,082	230,340
NSI NV	8,628	35,432
NXP Semiconductor NV (a)	6,613	684,445
OCI NV (a)	1,204	23,140
Orthofix International NV (a)	698	26,629
Patheon NV (a)	1,155	30,423
Philips Lighting NV (a) (c)	746	21,321
PostNL NV (a)	6,761	31,930
QIAGEN NV	5,207	151,147
QIAGEN NV	8,007	231,963
Randstad Holding NV	2,881	166,230
Refresco Group NV (c)	1,009	15,348
RELX NV	22,559	419,119
Sapiens International Corp. NV	421	5,512
Sapiens International Corp. NV	966	12,442
SBM Offshore NV	2,917	47,896
Schlumberger Ltd.	20,860	1,629,166
SIF Holding NV (a)	121	2,629
Steinhoff International Holdings NV	36,736	175,644
STMicroelectronics NV	15,419	235,988
TKH Group NV	673	28,872
TomTom NV (a)	1,742	16,962
Unilever NV	36,937	1,835,020
Vastned Retail NV	1,129	42,688
Wereldhave NV	2,543	112,110
Wessanen	1,246	16,831
Wolters Kluwer NV	7,053	293,096
Wright Medical Group NV (a)	3,994	124,293

		16,851,090

New Zealand — 0.1%
a2 Milk Co. Ltd. (a)	11,658	24,400
Air New Zealand Ltd.	9,500	16,377

	Number of Shares	Value
Argosy Property Ltd.	11,624	$7,906
Auckland International Airport Ltd.	19,796	93,418
Chorus Ltd.	6,581	19,881
Contact Energy Ltd.	17,424	61,738
Fisher & Paykel Healthcare Corp. Ltd.	9,101	61,830
Fletcher Building Ltd.	13,996	81,332
Freightways Ltd.	2,237	11,747
Genesis Energy Ltd.	7,023	10,234
Goodman Property Trust	17,814	15,045
Infratil Ltd.	7,799	15,867
Kiwi Property Group Ltd.	82,295	82,172
Mercury NZ Ltd.	11,559	25,529
Meridian Energy Ltd.	31,329	61,432
Metlifecare Ltd.	1,974	8,478
The New Zealand Refining Co. Ltd.	2,316	3,864
Precinct Properties New Zealand Ltd.	17,710	15,143
Ryman Healthcare Ltd.	10,535	61,813
SKY Network Television Ltd.	6,432	17,538
SKYCITY Entertainment Group Ltd.	10,632	30,783
Spark New Zealand Ltd.	37,600	91,950
Summerset Group Holdings Ltd.	2,766	10,015
Trade Me Group Ltd.	6,513	23,337
Xero Ltd. (a)	1,305	18,092
Z Energy Ltd.	5,881	28,669

		898,590

Norway — 0.2%
Akastor ASA (a)	2,803	4,226
Aker ASA	424	16,396
Aker Solutions ASA (a)	2,076	12,488
Atea ASA	1,109	13,044
Austevoll Seafood ASA	1,583	11,619
B2Holding ASA (a)	2,689	4,417
Borregaard ASA	1,666	18,680
Det Norske Oljeselskap ASA	1,620	25,965
DNB ASA	22,373	354,693
DNO ASA (a)	9,002	7,601
Entra ASA (c)	6,221	67,917
Europris ASA (c)	1,552	6,709
Gjensidige Forsikring ASA	4,444	67,707
Hexagon Composites ASA (a)	1,044	3,332
IDEX ASA (a)	5,175	4,431
Kongsberg Automotive ASA (a)	6,110	4,163
Leroy Seafood Group ASA	481	21,072
Marine Harvest ASA	9,099	138,618
Nordic Semiconductor ASA (a)	1,704	6,202
Norsk Hydro ASA	32,351	188,033
Norway Royal Salmon ASA	192	3,197
Norwegian Air Shuttle ASA (a) (b)	482	13,279
Norwegian Property ASA	11,506	13,376
Ocean Yield ASA	738	5,238
Opera Software ASA (b)	1,615	7,580
Orkla ASA	17,811	159,435
Petroleum Geo-Services ASA (a)	5,053	13,395

The accompanying notes are an integral part of the financial statements.

43

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Protector Forsikring ASA	841	$6,243
REC Silicon ASA (a) (b)	28,256	3,379
Salmar ASA	820	17,682
Scatec Solar ASA (c)	901	4,015
Schibsted ASA Class A	1,275	32,850
Schibsted ASA Class B	1,502	34,375
Selvaag Bolig ASA	468	1,999
Skandiabanken ASA (a) (c)	873	7,047
SpareBank 1 Nord Norge	1,409	9,067
SpareBank 1 SMN	2,168	16,801
StatoilHydro ASA	25,250	433,994
Storebrand ASA (a)	7,359	48,970
Telenor ASA	17,521	291,665
TGS Nopec Geophysical Co. ASA	1,664	35,212
Thin Film Electronics ASA (a)	8,077	3,170
Wilh Wilhelmsen ASA (a)	1,031	5,045
XXL ASA (c)	1,659	18,072
Yara International ASA	4,211	162,165

		2,324,564

Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA	1,196	33,177
Carnival Corp.	7,858	462,915
Copa Holdings SA Class A	1,099	123,363
McDermott International, Inc. (a)	9,224	62,262
Norstar Holdings, Inc.	183	3,887

		685,604

Papua New Guinea — 0.0%
Oil Search Ltd.	31,360	172,238

Peru — 0.0%
Cia de Minas Buenaventura SA Sponsored ADR	2,400	28,896

Philippines — 0.1%
Aboitiz Equity Ventures, Inc.	24,530	36,400
Aboitiz Power Corp.	21,500	17,889
Alliance Global Group, Inc.	22,100	5,584
Ayala Corp.	3,060	51,521
Ayala Land, Inc.	90,300	59,474
Bank of the Philippine Islands	9,700	19,560
BDO Unibank, Inc.	24,511	57,455
DMCI Holdings, Inc.	58,900	13,379
Energy Development Corp.	138,700	16,637
Globe Telecom, Inc.	355	14,373
GT Capital Holdings, Inc.	1,010	23,035
International Container Terminal Services, Inc.	5,470	9,801
JG Summit Holdings, Inc.	35,750	57,962
Jollibee Foods Corp.	5,690	22,410
Megaworld Corp.	121,000	8,152
Metro Pacific Investments Corp.	170,100	20,409
Metropolitan Bank & Trust	6,840	10,903
PLDT, Inc.	1,190	38,859

	Number of Shares	Value
Robinsons Land Corp.	17,600	$8,065
Security Bank Corp.	1,220	4,912
SM Investments Corp.	3,040	42,236
SM Prime Holdings, Inc.	102,100	57,579
Universal Robina Corp.	10,680	34,797

		631,392

Poland — 0.1%
Alior Bank SA (a)	972	17,455
Bank Handlowy w Warszawie SA	351	6,777
Bank Millennium SA (a)	6,520	10,592
Bank Pekao SA	1,934	64,301
Bank Zachodni WBK SA	428	36,984
CCC SA	289	17,338
Cyfrowy Polsat SA (a)	2,061	12,580
Eurocash SA	822	6,615
Grupa Azoty SA	479	8,336
Grupa Lotos SA (a)	1,497	20,634
Jastrzebska Spolka Weglowa SA (a)	652	10,321
KGHM Polska Miedz SA	1,746	51,012
LPP SA	17	29,133
mBank SA (a)	159	14,935
Orange Polska SA	7,048	8,224
PGE Polska Grupa Energetyczna SA	10,753	30,998
Polski Koncern Naftowy ORLEN SA	4,009	101,108
Polskie Gornictwo Naftowe i Gazownictwo SA	22,852	34,085
Powszechna Kasa Oszczednosci Bank Polski SA (a)	10,771	86,937
Powszechny Zaklad Ubezpieczen SA	6,892	60,405
Synthos SA	5,681	7,513
Tauron Polska Energia SA (a)	11,291	9,651

		645,934

Portugal — 0.1%
Altri SGPS SA	1,128	5,042
Banco Comercial Portugues SA (a)	160,318	33,541
Corticeira Amorim SGPS SA	351	3,748
CTT-Correios de Portugal SA	2,478	13,565
EDP — Energias de Portugal SA	53,505	181,358
Galp Energia SGPS SA	10,724	162,886
Jeronimo Martins SGPS SA	5,439	97,366
Mota-Engil SGPS SA	1,283	2,592
The Navigator Co. SA	2,958	11,871
NOS SGPS SA	3,957	21,572
REN — Redes Energeticas Nacionais SGPS SA	3,428	10,316
Semapa-Sociedade de Investimento e Gestao	377	5,756
Sonae SGPS SA (a)	11,012	11,121

		560,734

Puerto Rico — 0.0%
EVERTEC, Inc.	2,367	37,635

The accompanying notes are an integral part of the financial statements.

44

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First BanCorp (a)	4,706	$26,589
OFG Bancorp	1,711	20,190
Popular, Inc.	3,772	153,634
Triple-S Management Corp. Class B (a)	893	15,690

		253,738

Qatar — 0.0%
Barwa Real Estate Co.	1,046	10,273
The Commercial Bank QSC	2,559	23,860
Doha Bank QSC	1,785	15,408
Ezdan Holding Group QSC	9,953	43,164
Industries Qatar QSC	1,812	54,855
Masraf Al Rayan QSC	4,802	55,546
Ooredoo QSC	1,018	27,011
Qatar Electricity & Water Co. QSC	379	22,902
Qatar Gas Transport Co. Ltd.	3,793	22,125
Qatar Insurance Co. SAQ	1,760	33,991
Qatar Islamic Bank SAQ	805	22,617
Qatar National Bank QPSC	2,891	116,073

		447,825

Republic of Korea — 0.7%
Amorepacific Corp.	400	100,313
AMOREPACIFIC Group	353	37,713
BGF retail Co. Ltd.	268	25,156
BNK Financial Group, Inc.	3,295	27,053
Celltrion, Inc. (a)	1,001	80,669
Cheil Worldwide, Inc.	1,036	17,567
CJ CheilJedang Corp.	98	30,923
CJ Corp.	185	28,778
CJ E&M Corp.	204	15,504
CJ Korea Express Corp. (a)	99	14,738
Coway Co. Ltd.	662	56,947
Daelim Industrial Co. Ltd.	358	25,890
Daewoo Engineering & Construction Co. Ltd. (a)	1,341	8,691
DGB Financial Group, Inc.	1,819	17,662
Dongbu Insurance Co. Ltd.	615	35,209
Dongsuh Cos., Inc.	550	14,610
Doosan Heavy Industries & Construction Co. Ltd.	514	11,005
E-MART, Inc.	239	43,912
GS Engineering & Construction Corp. (a)	535	14,704
GS Holdings Corp.	648	34,266
GS Retail Co. Ltd.	388	18,281
Hana Financial Group, Inc.	3,645	120,448
Hankook Tire Co. Ltd.	914	44,533
Hanmi Pharm Co. Ltd. (a)	72	19,243
Hanmi Science Co. Ltd. (a)	133	6,943
Hanon Systems	2,470	20,492
Hanssem Co. Ltd.	139	27,369
Hanwha Chemical Corp.	1,346	31,765
Hanwha Corp.	613	19,676

	Number of Shares	Value
Hanwha Life Insurance Co. Ltd.	3,070	$16,592
Hanwha Techwin Co. Ltd. (a)	459	19,349
Hotel Shilla Co. Ltd.	359	14,472
Hyosung Corp.	261	31,620
Hyundai Department Store Co. Ltd.	204	18,432
Hyundai Development Co-Engineering & Construction	708	25,727
Hyundai Engineering & Construction Co. Ltd.	886	39,239
Hyundai Glovis Co. Ltd.	233	30,618
Hyundai Heavy Industries Co. Ltd. (a) (d)	513	75,796
Hyundai Marine & Fire Insurance Co. Ltd.	799	25,001
Hyundai Mobis Co. Ltd.	839	180,515
Hyundai Motor Co.	1,902	267,802
Hyundai Steel Co.	990	51,766
Hyundai Wia Corp.	175	10,623
Industrial Bank Of Korea	3,068	33,464
Kakao Corp.	327	24,312
Kangwon Land, Inc.	1,493	51,001
KB Financial Group, Inc.	4,893	214,355
KCC Corp.	74	23,421
KEPCO Plant Service & Engineering Co. Ltd.	327	18,243
Kia Motors Corp.	3,235	107,156
Korea Aerospace Industries Ltd.	782	40,289
Korea Electric Power Corp.	3,163	131,546
Korea Gas Corp. (a)	298	11,978
Korea Investment Holdings Co. Ltd.	531	22,323
Korea Zinc Co. ,Ltd.	107	41,325
Korean Air Lines Co. Ltd. (a)	682	19,240
KT Corp.	75	2,140
KT&G Corp.	1,470	128,150
Kumho Petrochemical Co. Ltd.	197	13,891
LG Chem Ltd.	570	149,812
LG Corp.	1,178	73,888
LG Display Co. Ltd.	2,847	77,107
LG Electronics, Inc.	1,377	83,688
LG Household & Health Care Ltd.	116	84,003
LG Innotek Co. Ltd.	153	18,671
LG Uplus Corp.	1,350	17,272
Lotte Chemical Corp.	190	62,925
Lotte Chilsung Beverage Co. Ltd.	10	12,654
Lotte Confectionery Co. Ltd.	61	10,477
Lotte Shopping Co. Ltd.	139	27,028
Mirae Asset Daewoo Co. Ltd.	4,534	36,643
NAVER Corp.	346	264,479
NCSoft Corp.	217	59,228
NH Investment & Securities Co. Ltd.	1,969	22,089
OCI Co. Ltd.	180	13,630
Orion Corp.	46	27,557
Ottogi Corp.	13	8,827

The accompanying notes are an integral part of the financial statements.

45

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
POSCO	917	$237,563
Posco Daewoo Corp.	670	14,285
S-1 Corp.	255	20,464
S-Oil Corp.	563	50,661
Samsung Biologics Co. Ltd. (a)	204	31,552
Samsung C&T Corp.	932	106,223
Samsung Card Co. Ltd.	374	13,109
Samsung Electro-Mechanics Co. Ltd.	703	43,681
Samsung Electronics Co. Ltd.	1,218	2,243,240
Samsung Fire & Marine Insurance Co. Ltd.	409	98,040
Samsung Heavy Industries Co. Ltd. (a)	3,114	31,222
Samsung Life Insurance Co. Ltd.	863	83,593
Samsung SDI Co. Ltd.	673	83,008
Samsung SDS Co. Ltd.	428	51,083
Samsung Securities Co. Ltd.	854	25,689
Shinhan Financial Group Co. Ltd.	5,266	219,353
Shinsegae Co. Ltd.	79	13,492
SK Energy Co. Ltd.	803	119,686
SK Holdings Co. Ltd.	563	122,569
SK Hynix, Inc.	7,186	324,409
SK Networks Co. Ltd.	2,017	13,469
SK Telecom Co. Ltd.	262	59,131
Woori Bank	3,731	43,418
Yuhan Corp.	111	22,081

		7,761,445

Russia — 0.2%
Alrosa PJSC	32,300	52,221
Gazprom PJSC	131,792	299,141
Inter RAO UES PJSC	386,428	27,300
LUKOIL PJSC	5,222	278,448
Magnit PJSC	3,788	144,419
MMC Norilsk Nickel PJSC	686	108,171
Mobile TeleSystems PJSC Sponsored ADR	6,100	67,283
Moscow Exchange MICEX-RTS PJSC	17,780	35,473
Novatek PJSC Sponsored GDR	1,143	142,547
PhosAgro PJSC	1,045	15,171
Rosneft Oil Co. PJSC	14,770	84,757
Rostelecom PJSC	12,910	17,642
RusHydro PJSC	1,595,000	26,489
Sberbank	133,170	377,274
Severstal PJSC	2,640	38,252
Sistema PJSC FC	1,817	16,281
Surgutneftegas OJSC	93,200	48,785
Tatneft PJSC	17,390	108,187
VTB Bank PJSC	64,690,000	75,722

		1,963,563

Singapore — 0.7%
Accordia Golf Trust	10,700	5,624
Ascendas Hospitality Trust	10,500	5,856
Ascendas India Trust	10,800	8,689

	Number of Shares	Value
Ascendas Real Estate Investment Trust	157,200	$283,195
Ascott Residence Trust (b)	14,100	10,948
Asian Pay Television Trust	19,700	6,553
Boustead Singapore Ltd.	2,600	1,617
Broadcom Ltd.	7,272	1,592,277
Bumitama Agri Ltd.	3,800	2,147
Cache Logistics Trust (b)	12,200	7,370
Cambridge Industrial Trust	14,600	6,054
CapitaLand Commercial Trust	145,900	161,437
CapitaLand Commercial Trust	160,700	226,447
Capitaland Ltd.	180,200	467,630
CapitaLand Retail China Trust	7,900	8,358
CDL Hospitality Trusts	39,200	40,232
Chip Eng Seng Corp. Ltd.	4,500	2,348
City Developments Ltd.	37,000	270,031
ComfortDelGro Corp. Ltd.	44,100	80,709
Cosco Corp. Singapore Ltd. (a) (b)	15,800	3,501
Croesus Retail Trust	11,200	7,126
CWT Ltd.	3,300	4,718
DBS Group Holdings, Ltd.	40,400	560,679
Ezion Holdings Ltd. (a)	24,400	6,193
Far East Hospitality Trust	11,900	5,104
First Real Estate Investment Trust	7,200	6,747
First Resources Ltd.	9,800	13,591
Fortune Real Estate Investment Trust	62,000	69,428
Frasers Centrepoint Trust (b)	10,100	15,234
Frasers Commercial Trust	9,000	8,238
Frasers Logistics & Industrial Trust	19,200	13,523
Genting Singapore PLC	132,000	96,252
Global Logistic Properties Ltd.	57,400	114,167
Hutchison Port Holdings Trust	130,200	54,032
Hyflux Ltd.	5,900	2,404
Indofood Agri Resources Ltd.	5,800	2,156
Japfa Ltd.	3,100	1,806
Jardine Cycle & Carriage Ltd.	2,200	68,983
Kenon Holdings Ltd. (a)	204	2,355
Keppel Corp. Ltd.	34,300	170,351
Keppel DC REIT	10,319	8,852
Keppel REIT	120,200	90,224
Lippo Malls Indonesia Retail Trust	25,400	7,172
M1 Ltd. (b)	5,300	8,066
Manulife US Real Estate Investment Trust	7,700	6,469
Mapletree Commercial Trust	120,200	131,468
Mapletree Greater China Commercial Trust	30,800	22,459
Mapletree Industrial Trust	81,300	103,507
Mapletree Logistics Trust	95,100	74,443
Midas Holdings Ltd.	14,300	2,404
OUE Hospitality Trust	14,000	6,906
OUE Ltd.	5,500	8,414
Oversea-Chinese Banking Corp. Ltd.	71,700	498,571
Parkway Life Real Estate Investment Trust	5,000	9,007

The accompanying notes are an integral part of the financial statements.

46

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QAF Ltd.	2,100	$2,096
Raffles Medical Group Ltd. (b)	15,600	15,782
RHT Health Trust	8,900	5,662
Riverstone Holdings Ltd.	7,500	4,638
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	14,200	5,126
SATS Ltd.	14,400	50,247
SembCorp Industries Ltd.	27,600	62,788
SembCorp Marine Ltd.	15,000	20,536
Sheng Siong Group Ltd. (b)	7,500	5,068
SIIC Environment Holdings Ltd. (a)	12,600	4,999
Singapore Airlines Ltd.	15,900	114,461
Singapore Exchange Ltd.	16,300	89,776
Singapore Post Ltd. (b)	24,900	24,209
Singapore Press Holdings Ltd. (b)	32,600	82,733
Singapore Technologies Engineering Ltd.	33,000	88,050
Singapore Telecommunications Ltd.	194,200	544,466
Soilbuild Business Space REIT	10,800	5,211
SPH REIT	10,500	7,356
Starhill Global REIT	19,900	10,742
StarHub Ltd. (b)	9,700	19,925
Suntec Real Estate Investment Trust (b)	168,300	215,650
Super Group Ltd.	6,900	6,437
United Engineers Ltd.	6,900	14,058
United Overseas Bank Ltd.	29,500	466,611
UOL Group Ltd.	34,900	174,035
Venture Corp. Ltd.	4,500	36,905
WaVe Life Sciences Ltd. (a)	267	7,343
Wilmar International Ltd.	39,200	98,841
Wing Tai Holdings Ltd.	6,200	8,355
Yangzijiang Shipbuilding Holdings Ltd.	36,300	29,324
Yanlord Land Group Ltd.	8,000	10,386
Ying Li International Real Estate Ltd. (a)	18,100	2,007
Yoma Strategic Holdings Ltd.	15,600	7,140

		7,633,035

South Africa — 0.3%
Anglo Platinum Ltd. (a)	769	17,528
AngloGold Ashanti Ltd.	5,017	53,796
Aspen Pharmacare Holdings Ltd.	4,624	94,697
Barclays Africa Group Ltd.	5,177	53,738
Bid Corp. Ltd.	4,121	79,673
Bidvest Group Ltd.	3,942	45,185
Capitec Bank Holdings Ltd.	525	29,790
Coronation Fund Managers Ltd.	3,265	15,393
Discovery Ltd.	4,358	41,817
Exxaro Resources Ltd.	2,080	18,222
FirstRand Ltd.	41,463	143,210
Fortress Income Fund Ltd.	10,238	12,813

	Number of Shares	Value
Fortress Income Fund Ltd.	8,182	$20,253
The Foschini Group Ltd.	2,723	31,322
Gold Fields Ltd.	10,116	35,427
Growthpoint Properties Ltd.	25,658	49,534
Hyprop Investments Ltd.	3,065	28,032
Impala Platinum Holdings Ltd. (a)	7,883	26,525
Imperial Holdings Ltd.	2,040	25,077
Investec Ltd.	3,337	22,731
Liberty Holdings Ltd.	1,232	9,940
Life Healthcare Group Holdings Ltd.	12,447	26,868
Massmart Holdings Ltd.	1,168	11,853
MMI Holdings Ltd.	13,713	23,396
Mondi Ltd.	1,531	36,523
Mr Price Group Ltd.	3,060	36,432
MTN Group Ltd.	20,979	190,502
Naspers Ltd.	5,405	930,897
Nedbank Group Ltd.	2,429	43,651
Netcare Ltd.	11,951	22,789
Pick n Pay Stores Ltd.	4,879	24,175
Pioneer Foods Group Ltd.	1,375	18,101
PSG Group Ltd.	1,288	23,706
Rand Merchant Investment Holdings Ltd.	8,722	26,821
Redefine Properties Ltd.	61,570	50,541
Remgro Ltd.	6,498	99,844
Resilient REIT Ltd.	3,646	31,670
RMB Holdings Ltd.	8,862	38,638
Sanlam Ltd.	17,234	86,510
Sappi Ltd.	6,747	45,730
Sasol Ltd.	6,831	199,821
Shoprite Holdings Ltd.	5,293	76,320
Sibanye Gold Ltd.	9,694	21,123
The SPAR Group Ltd.	2,330	30,264
Standard Bank Group Ltd.	15,948	170,656
Telkom SA SOC Ltd.	2,834	15,828
Tiger Brands Ltd.	1,976	58,902
Truworths International Ltd.	5,707	36,829
Tsogo Sun Holdings Ltd.	5,963	12,273
Vodacom Group Ltd.	4,692	53,132
Woolworths Holdings Ltd.	12,808	66,667

		3,365,165

Spain — 1.0%
Abengoa SA (a) (b)	11,608	297
Abertis Infraestructuras SA	13,853	223,165
Acciona SA	452	36,204
Acerinox SA	2,655	37,174
ACS Actividades de Construccion y Servicios SA	4,014	136,588
Aena SA (c)	1,668	263,903
Almirall SA	1,021	16,578
Amadeus IT Group SA	10,003	507,166
Applus Services SA	2,165	26,018

The accompanying notes are an integral part of the financial statements.

47

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Atresmedia Corp. de Medios de Comunicacion SA	1,488	$18,795
Axiare Patrimonio SOCIMI SA	3,913	58,401
Banco Bilbao Vizcaya Argentaria SA	149,430	1,158,906
Banco de Sabadell SA	122,185	223,962
Banco Popular Espanol SA (b)	71,503	69,413
Banco Santander SA	331,169	2,029,620
Bankia SA	101,846	115,832
Bankinter SA	14,130	118,655
Bolsas y Mercados Espanoles SHMSF SA	1,209	40,112
CaixaBank SA	81,802	351,589
Cellnex Telecom SAU (c)	2,392	39,384
Cia de Distribucion Integral Logista Holdings SA	664	15,403
CIE Automotive SA	732	14,431
Codere SA (a)	12,275	7,333
Construcciones y Auxiliar de Ferrocarriles SA	260	9,944
Corp. Financiera Alba SA	200	9,388
Distribuidora Internacional de Alimentacion SA (b)	13,670	79,055
Ebro Foods SA	1,075	21,732
Enagas SA	5,469	141,924
Ence Energia y Celulosa SA	2,009	6,194
Endesa SA	7,501	176,285
Euskaltel SA (c)	1,662	17,021
Faes Farma SA	4,505	16,076
Ferrovial SA	11,292	225,987
Fomento de Construcciones y Contratas SA (a)	1,018	9,237
Gamesa Corp Tecnologica SA	3,568	84,428
Gas Natural SDG SA	8,200	179,422
Global Dominion Access SA (a) (c)	784	3,007
Grifols SA	7,161	175,644
Grupo Catalana Occidente SA	672	23,858
Hispania Activos Inmobiliarios SOCIMI SA	5,933	85,256
Iberdrola SA	124,972	893,907
Indra Sistemas SA (a)	1,753	22,343
Industria de Diseno Textil SA	24,792	873,841
Inmobiliaria Colonial SA	15,028	112,091
International Consolidated Airlines Group SA	22,462	148,580
Lar Espana Real Estate Socimi SA	5,372	41,339
Liberbank SA (a)	5,687	7,316
Mapfre SA	27,722	95,087
Mediaset Espana Comunicacion SA	2,966	38,197
Melia Hotels International SA	1,023	14,078
Merlin Properties Socimi SA	20,538	229,629
Miquel y Costas & Miquel SA	278	7,843
NH Hotel Group SA (a)	3,319	15,650
Obrascon Huarte Lain SA (b)	1,611	7,377

	Number of Shares	Value
Papeles y Cartones de Europa SA	697	$4,803
Pharma Mar SA (a)	2,440	7,757
Promotora de Informaciones SA (a)	759	3,490
Prosegur Cia de Seguridad SA	4,444	26,674
Realia Business SA (a)	5,092	5,153
Red Electrica Corp. SA	9,378	179,834
Repsol YPF SA	25,626	395,712
Sacyr SA (a)	5,839	14,507
Saeta Yield SA	746	6,796
Talgo SA (a) (b) (c)	1,341	7,436
Tecnicas Reunidas SA	545	21,483
Telefonica SA	102,757	1,152,843
Telepizza Group SA (a) (c)	1,187	6,032
Tubacex SA	1,699	5,358
Viscofan SA	676	34,953
Zardoya Otis SA	3,140	29,009

		11,182,505

Sweden — 1.0%
AAK AB	471	31,013
AcadeMedia AB (a) (c)	399	2,484
AF AB	1,002	20,730
Alfa Laval AB	6,207	116,935
Alimak Group AB (c)	408	6,075
Arcam AB (a)	93	3,426
Assa Abloy AB Class B	22,685	465,532
Atlas Copco AB Class A	15,158	535,077
Atlas Copco AB Class B	8,390	266,674
Attendo AB (c)	1,739	17,127
Avanza Bank Holding AB	397	14,934
Axfood AB	1,725	25,923
B&B Tools AB	343	7,350
Betsson AB	1,909	16,606
Bilia AB	705	14,550
BillerudKorsnas AB	2,782	44,895
BioGaia AB	207	7,719
Boliden AB	6,440	192,114
Bonava AB (a)	1,533	22,399
Bravida Holding AB (c)	2,129	13,788
Bure Equity AB	621	6,796
Byggmax Group AB	818	5,614
Camurus AB (a)	236	3,161
Capio AB (c)	1,574	8,716
Castellum AB	16,980	225,205
Clas Ohlson AB	513	8,029
Cloetta AB	3,094	12,221
Collector AB (a)	273	3,007
Com Hem Holding AB	2,122	24,329
Concentric AB	564	8,644
D Carnegie & Co. AB (a)	2,248	26,028
Dios Fastigheter AB	5,172	25,378
Dometic Group AB (a) (c)	5,136	38,212
Duni AB	498	7,285
Dustin Group AB (c)	641	4,830

The accompanying notes are an integral part of the financial statements.

48

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Elanders AB	195	$2,133
Electrolux AB Series B (b)	5,885	163,647
Elekta AB	5,940	58,157
Eltel AB (c)	669	4,128
Evolution Gaming Group AB (c)	266	9,707
Fabege AB (b)	8,255	131,307
Fastighets AB Balder (a)	5,975	124,732
Fingerprint Cards AB (a) (b)	5,093	20,542
Getinge AB Class B (b)	4,407	77,361
Granges AB	1,040	9,518
Gunnebo AB	493	2,466
Haldex AB	562	7,479
Hemfosa Fastigheter AB	6,608	59,022
Hennes & Mauritz AB Class B	21,570	550,452
Hexagon AB Class B	6,178	248,209
Hexpol AB	3,943	40,440
Hoist Finance AB (b) (c)	821	7,189
Holmen AB	774	30,116
Hufvudstaden AB	6,926	102,650
Humana AB (a)	279	2,257
Husqvarna AB Class B	9,478	83,255
ICA Gruppen AB	2,157	73,642
Industrivarden AB Class C	3,929	85,176
Indutrade AB	1,552	29,585
Intrum Justitia AB	1,176	43,939
Investment AB Oresund	421	7,051
Investor AB Class B	10,294	433,701
Inwido AB	803	9,661
ITAB Shop Concept AB	501	3,965
JM AB	1,173	37,034
KappAhl AB	859	4,439
Kinnevik AB Class B	5,786	154,444
Klovern AB	35,329	35,193
Kungsleden AB (b)	9,967	57,120
Kungsleden AB (a)	1,992	11,338
L E Lundbergforetagen AB Class B	836	56,717
Lifco AB	705	18,727
Lindab International AB	941	7,995
Loomis AB	1,165	36,872
Lundin Petroleum AB (a)	4,336	88,057
Magnolia Bostad AB (b)	206	1,903
Mekonomen AB	332	6,542
Modern Times Group MTG AB Class B	853	28,514
Mycronic AB	1,120	11,477
NCC AB	1,476	36,487
NetEnt AB	2,942	23,598
New Wave Group AB	685	4,782
Nibe Industrier AB	6,061	48,466
Nobia AB	1,781	18,295
Nobina AB (c)	1,214	7,215
Nolato AB	284	8,455
Nordax Group AB (c)	1,391	7,141
Nordea Bank AB	68,510	782,773

	Number of Shares	Value
Pandox AB	3,979	$60,791
Peab AB	3,001	28,675
Probi AB	84	3,924
Ratos AB (b)	3,193	15,024
RaySearch Laboratories AB	281	7,347
Recipharm AB	780	10,803
Resurs Holding AB (a) (b) (c)	1,050	6,142
Rezidor Hotel Group AB	1,255	4,790
Saab AB	1,006	42,472
Sandvik AB	24,649	367,660
SAS AB (a) (b)	1,704	2,722
Scandi Standard AB	631	3,838
Scandic Hotels Group AB (a) (c)	1,599	16,819
Securitas AB Class B	6,460	100,997
Skandinaviska Enskilda Banken AB Class A (b)	34,659	385,657
Skanska AB	7,779	183,319
SKF AB Class B (b)	9,272	183,561
SkiStar AB	320	5,949
SSAB AB (a)	3,735	14,805
SSAB AB (a)	8,747	28,719
Starbreeze AB (a) (b)	2,235	3,820
Svenska Cellulosa AB Class B	13,662	440,967
Svenska Handelsbanken AB (b)	34,412	471,996
Sweco AB	1,137	25,929
Swedbank AB Class A (b)	20,454	473,892
Swedish Match AB	4,586	149,060
Swedish Orphan Biovitrum AB (a)	2,450	35,244
Tele2 AB	8,644	82,584
Telefonaktiebolaget LM Ericsson Class B (b)	69,821	466,448
TeliaSonera AB	58,076	243,791
Tethys Oil AB	487	3,451
Thule Group AB (c)	1,499	25,162
Tobii AB (a) (b)	848	5,465
Trelleborg AB	3,851	82,472
Vitrolife AB	175	8,379
Volvo AB Class B	34,828	512,767
Wallenstam AB	12,041	97,084
Wihlborgs Fastigheter AB	4,210	79,831

		10,830,233

Switzerland — 2.8%
ABB Ltd. Registered	42,765	1,000,178
Actelion Ltd.	2,201	621,220
Adecco Group AG	3,726	264,687
Allied World Assurance Co Holdings AG	3,088	163,973
Allreal Holding AG	682	111,392
APG SGA SA	20	9,330
Arbonia AG (a) (b)	523	8,851
Aryzta AG	1,946	62,463
Ascom Holding AG	487	8,607
Autoneum Holding AG	50	14,692

The accompanying notes are an integral part of the financial statements.

49

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Baloise Holding AG	1,211	$166,719
Banque Cantonale Vaudoise	48	33,114
Barry Callebaut AG Registered	52	67,972
Basilea Pharmaceutica AG (a) (b)	166	14,338
Bell AG	19	7,885
BKW AG	196	10,596
Bobst Group SA	117	10,795
Bossard Holding AG	83	14,849
Bucher Industries AG	111	32,470
Burckhardt Compression Holding AG	50	13,540
Burkhalter Holding AG	55	8,237
Cembra Money Bank AG	481	39,744
Chocoladefabriken Lindt & Spruengli AG	24	136,100
Chocoladefabriken Lindt & Spruengli AG	3	199,272
Chubb Ltd.	8,918	1,215,078
Cie Financiere Richemont SA	11,834	934,091
Clariant AG	4,729	89,333
Coca-Cola HBC AG (a)	3,963	102,336
Comet Holding AG	10	12,180
Conzzeta AG	25	22,228
Credit Suisse Group AG	45,061	669,327
Daetwyler Holding AG	138	21,277
dormakaba Holding AG	51	40,585
Dufry AG (a)	1,125	171,521
EDAG Engineering Group AG	101	1,606
EFG International AG	965	5,952
Emmi AG	35	23,853
EMS-Chemie Holding AG Registered	175	101,969
Feintool International Holding AG	22	2,588
Flughafen Zuerich AG	309	65,874
Forbo Holding AG	18	27,555
Galenica AG Registered	83	87,596
GAM Holding Ltd.	2,635	32,492
Garmin Ltd.	3,935	201,118
Geberit AG Registered	850	366,621
Georg Fischer AG	67	60,948
Givaudan SA Registered	211	380,047
Gurit Holding AG	5	4,323
Helvetia Holding AG	104	57,628
Huber + Suhner AG	246	15,989
Implenia AG	212	14,882
Inficon Holding AG	23	11,414
Intershop Holding AG	14	6,961
Investis Holding SA (a)	39	2,258
Julius Baer Group Ltd.	5,528	275,976
Kardex AG	88	8,598
Komax Holding AG	48	11,670
Kudelski SA	517	8,465
Kuehne & Nagel International AG	1,276	180,388
LafargeHolcim Ltd.	10,282	608,770
Leonteq AG (a) (b)	119	4,859

	Number of Shares	Value
Logitech International SA	2,496	$79,408
Lonza Group AG Registered	1,395	263,417
Meyer Burger Technology AG (a) (b)	7,537	6,373
Mobilezone Holding AG	354	5,601
Mobimo Holding AG	405	104,825
Molecular Partners AG (a)	165	4,031
Myriad Group AG (a)	1,306	2,137
Nestle SA	71,090	5,453,531
Novartis AG Registered	51,051	3,790,128
OC Oerlikon Corp. AG	3,386	36,180
Oriflame Holding AG	667	26,670
Orior AG	79	5,655
Panalpina Welttransport Holding AG	173	20,887
Pargesa Holding SA	974	68,849
Partners Group Holding AG	380	204,301
PSP Swiss Property AG	2,536	230,783
Rieter Holding AG	44	9,256
Roche Holding AG	16,134	4,115,870
Santhera Pharmaceutical Holding AG (a)	73	5,599
Schindler Holding AG	861	166,334
Schindler Holding AG	451	85,518
Schmolz + Bickenbach AG (a)	6,344	4,878
Schweiter Technologies AG	17	18,836
SFS Group AG (a)	278	26,328
SGS SA Registered	128	273,290
Siegfried Holding AG	51	13,429
Sika AG	51	306,059
Sonova Holding AG Registered	1,255	174,137
St Galler Kantonalbank AG	46	19,277
Straumann Holding AG	166	77,047
Sulzer AG	228	23,888
Sunrise Communications Group AG (c)	540	40,708
The Swatch Group AG	673	240,547
The Swatch Group AG Registered	1,236	85,967
Swiss Life Holding AG	737	237,823
Swiss Prime Site AG	4,807	423,107
Swiss Re AG	7,330	658,284
Swisscom AG	593	273,595
Swissquote Group Holding SA	132	3,572
Syngenta AG	2,100	926,923
Tecan Group AG	172	27,498
Temenos Group AG Registered	946	75,053
Transocean Ltd. (a) (b)	12,700	158,115
U-Blox AG (a)	108	23,775
UBS Group AG Registered	82,942	1,327,495
Valiant Holding AG	270	28,735
Valora Holding AG	40	13,827
VAT Group AG (a) (c)	244	26,579
Vontobel Holding AG	363	20,764
VZ Holding AG	48	13,189
Ypsomed Holding AG	43	8,180

The accompanying notes are an integral part of the financial statements.

50

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zehnder Group AG (a)	144	$4,701
Zurich Insurance Group AG	3,401	907,990

		30,018,329

Taiwan — 0.6%
Acer, Inc.	42,000	19,924
Advanced Semiconductor Engineering, Inc.	83,529	106,763
Advantech Co. Ltd.	3,898	32,649
Asia Cement Corp.	30,000	30,247
Asia Pacific Telecom Co. Ltd. (a)	23,000	7,556
Asustek Computer	9,000	88,964
AU Optronics Corp.	106,000	41,380
Catcher Technology Co. Ltd.	8,000	79,183
Cathay Financial Holding Co. Ltd.	100,754	161,238
Chang Hwa Commercial Bank Ltd.	63,000	38,459
Cheng Shin Rubber Industry Co. Ltd.	24,000	49,580
Chicony Electronics Co. Ltd.	8,000	20,401
China Airlines Ltd.	28,000	9,737
China Development Financial Holding Corp.	165,000	45,285
China Life Insurance Co. Ltd.	43,000	42,512
China Steel Corp.	147,000	122,539
Chunghwa Telecom Co. Ltd.	48,000	163,080
Compal Electronics, Inc.	55,000	35,883
CTBC Financial Holding Co. Ltd.	217,000	134,053
Delta Electronics, Inc.	24,036	128,952
E.Sun Financial Holding Co. Ltd.	98,000	59,571
Eclat Textile Co. Ltd.	2,000	20,029
Eva Airways Corp.	22,000	11,669
Evergreen Marine Corp. Taiwan Ltd. (a)	19,000	8,888
Far Eastern New Century Corp.	41,000	35,611
Far EasTone Telecommunications Co. Ltd.	19,000	46,652
Feng TAY Enterprise Co. Ltd.	4,000	15,942
First Financial Holding Co. Ltd.	121,000	73,762
Formosa Chemicals & Fibre Corp.	41,000	127,510
Formosa Petrochemical Corp.	15,000	52,382
Formosa Plastics Corp.	52,000	155,049
Formosa Taffeta Co. Ltd.	8,000	8,545
Foxconn Technology Co. Ltd.	12,000	36,566
Fubon Financial Holding Co. Ltd.	82,071	133,831
Giant Manufacturing Co. Ltd.	3,000	17,744
Highwealth Construction Corp.	9,000	15,805
Hiwin Technologies Corp.	2,000	12,502
Hon Hai Precision Industry Co. Ltd.	191,016	573,356
Hotai Motor Co. Ltd.	3,032	35,512
HTC Corp. (a)	9,000	22,965
Hua Nan Financial Holdings Co. Ltd.	93,000	51,940
Innolux Corp.	110,000	45,474
Inventec Corp.	33,000	24,735
Largan Precision Co. Ltd.	1,241	195,356
Lite On Technology Corp.	27,000	46,521

	Number of Shares	Value
MediaTek, Inc.	18,000	$127,508
Mega Financial Holding Co. Ltd.	135,000	108,977
Merida Industry Co. Ltd.	2,000	10,598
Micro-Star International Co. Ltd.	8,339	19,392
Nan Ya Plastics Corp.	59,000	139,768
Nanya Technology Corp.	7,000	11,145
Nien Made Enterprise Co. Ltd.	2,000	18,667
Novatek Microelectronics Corp.	7,000	27,121
OBI Pharma, Inc. (a)	1,371	12,322
Pegatron Corp.	24,000	70,997
Phison Electronics Corp.	1,826	16,411
Pou Chen Corp.	29,000	40,160
Powertech Technology, Inc.	9,000	26,173
President Chain Store Corp.	7,000	57,746
Quanta Computer, Inc.	34,000	69,110
Realtek Semiconductor Corp.	6,000	21,448
Ruentex Development Co. Ltd. (a)	9,000	10,779
Ruentex Industries Ltd.	6,000	9,646
Shin Kong Financial Holding Co. Ltd. (a)	106,000	30,852
Siliconware Precision Industries Co. Ltd.	26,000	42,413
SinoPac Financial Holdings Co. Ltd.	128,000	39,944
Standard Foods Corp.	6,000	14,907
Synnex Technology International Corp.	19,000	20,439
TaiMed Biologics, Inc. (a)	1,985	11,629
Taishin Financial Holding Co. Ltd.	108,000	45,014
Taiwan Business Bank	58,000	16,054
Taiwan Cement Corp.	40,000	47,755
Taiwan Cooperative Financial Holding Co. Ltd.	97,000	48,263
Taiwan Fertilizer Co. Ltd.	11,000	15,221
Taiwan Mobile Co. Ltd.	21,000	77,155
Taiwan Semiconductor Manufacturing Co. Ltd.	303,934	1,907,314
Teco Electric and Machinery Co. Ltd.	25,000	25,409
Transcend Information, Inc.	2,000	6,550
Uni-President Enterprises Corp.	61,000	114,357
United Microelectronics Corp.	146,000	58,651
Vanguard International Semiconductor Corp.	12,000	22,851
Wistron Corp.	33,000	30,223
WPG Holdings Ltd.	19,000	23,853
Yuanta Financial Holding Co. Ltd.	125,000	52,713
Yulon Motor Co. Ltd.	9,000	8,384

		6,644,221

Thailand — 0.1%
Advanced Info Service PCL	12,200	63,194
Airports of Thailand PCL	50,000	57,110
Bangkok Bank PCL	2,500	13,204
Bangkok Dusit Medical Services PCL	41,700	25,724
Bangkok Expressway & Metro PCL	74,000	16,368

The accompanying notes are an integral part of the financial statements.

51

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Banpu PCL	16,700	$9,622
BEC World PCL	10,500	5,316
Berli Jucker PCL	14,600	19,756
BTS Group Holdings PCL	62,900	15,473
Bumrungrad Hospital PCL	3,800	20,235
Central Pattana PCL	14,500	23,955
Charoen Pokphand Foods PCL	29,200	23,579
CP ALL PCL	61,100	104,901
Delta Electronics Thailand PCL	5,400	13,746
Electricity Generating PCL	1,400	8,718
Energy Absolute PCL	12,000	9,687
Glow Energy PCL	5,500	13,204
Home Product Center PCL	42,400	11,905
Indorama Ventures PCL	15,500	15,899
IRPC PCL	107,700	16,140
Kasikornbank PCL Sponsored ADR	21,700	119,317
KCE Electronics PCL	3,500	10,647
Krung Thai Bank PCL	37,600	22,321
Minor International PCL	23,200	24,831
PTT Exploration & Production PCL	16,700	45,260
PTT Global Chemical PCL	24,800	52,847
PTT PCL	12,200	137,598
Robinson Department Store PCL	5,400	10,056
The Siam Cement PCL	5,000	78,549
The Siam Commercial Bank PCL	21,700	102,928
Thai Oil PCL	8,800	19,341
Thai Union Group PCL	20,500	12,767
TMB Bank PCL	141,300	10,033
True Corp. PCL	107,700	21,311

		1,155,542

Turkey — 0.1%
Akbank TAS	27,113	63,586
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,554	13,921
Arcelik AS	2,915	18,160
BIM Birlesik Magazalar AS	2,619	40,258
Coca-Cola Icecek AS	940	9,208
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	23,416	18,684
Eregli Demir ve Celik Fabrikalari TAS	17,254	27,976
Ford Otomotiv Sanayi AS	865	8,471
Haci Omer Sabanci Holding AS	11,316	31,125
Koc Holding AS	7,813	32,986
Petkim Petrokimya Holding AS	8,319	11,597
TAV Havalimanlari Holding AS	2,015	8,030
Tofas Turk Otomobil Fabrikasi AS	1,541	11,537
Tupras-Turkiye Petrol Rafinerileri AS	1,543	38,312
Turk Hava Yollari AO (a)	6,803	10,234
Turk Telekomunikasyon AS	6,470	10,494
Turkcell Iletisim Hizmetleri AS (a)	10,845	35,690
Turkiye Garanti Bankasi AS	28,469	69,346
Turkiye Halk Bankasi AS	7,703	21,964
Turkiye Is Bankasi	19,410	35,387

	Number of Shares	Value
Turkiye Sise ve Cam Fabrikalari AS	8,843	$10,143
Turkiye Vakiflar Bankasi TAO	9,243	13,619
Ulker Biskuvi Sanayi AS	1,897	9,628
Yapi ve Kredi Bankasi AS (a)	10,715	11,192

		561,548

United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	23,664	43,849
Aldar Properties PJSC	42,805	26,296
DP World Ltd.	2,031	43,636
Dubai Islamic Bank PJSC	16,212	24,699
DXB Entertainments PJSC (a)	39,481	10,945
Emaar Malls PJSC	20,997	15,120
Emaar Properties PJSC	43,078	85,797
Emirates Telecommunications Group Co. PJSC	21,228	104,362
First Gulf Bank PJSC	11,815	41,455
National Bank of Abu Dhabi PJSC	2,668	7,441

		403,600

United Kingdom — 6.0%
3i Group PLC	21,342	200,420
888 Holdings PLC	2,203	7,370
AA PLC	9,741	32,414
Abcam PLC	2,959	30,617
Aberdeen Asset Management PLC	20,188	66,828
Acacia Mining PLC	2,784	15,625
Admiral Group PLC	4,307	107,337
Advanced Medical Solutions Group PLC	2,837	8,602
Aggreko PLC	4,091	45,289
Aldermore Group PLC (a)	2,774	7,728
Allied Minds PLC (a)	3,431	13,096
Amdocs Ltd.	5,323	324,650
AMEC PLC	6,271	41,846
Amerisur Resources PLC (a)	12,959	3,400
Anglo American PLC (a)	31,749	481,253
Antofagasta PLC	8,788	91,584
AO World PLC (a)	2,865	4,843
Aon PLC	5,069	601,640
ARRIS International PLC (a)	6,659	176,131
Arrow Global Group PLC	2,126	9,515
Ashmore Group PLC	6,244	27,656
Ashtead Group PLC	10,841	224,410
ASOS PLC (a)	859	64,880
Associated British Foods PLC	8,356	273,026
Assura PLC	100,559	72,888
AstraZeneca PLC	28,690	1,763,255
Atlantica Yield PLC	2,210	46,322
Atlassian Corp. PLC Class A (a)	921	27,584
Auto Trader Group PLC (c)	20,637	101,436
Aveva Group PLC	1,029	25,104
Aviva PLC	92,413	616,014
Babcock International Group PLC	5,651	62,483

The accompanying notes are an integral part of the financial statements.

52

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BAE Systems PLC	72,285	$582,578
Balfour Beatty PLC	11,134	37,616
Barclays PLC	384,088	1,082,647
Barratt Developments PLC	23,975	164,287
BBA Aviation PLC	15,945	60,889
Beazley PLC	8,408	45,122
Bellway PLC	1,957	66,321
Berendsen PLC	2,779	25,413
Berkeley Group Holdings PLC	2,803	112,681
BGEO Group PLC	641	25,877
BHP Billiton PLC	47,835	741,911
Big Yellow Group PLC	9,073	83,143
Bodycote PLC	3,138	31,270
boohoo.com plc (a)	10,675	22,453
Booker Group PLC	26,565	64,985
Bovis Homes Group PLC	2,224	23,598
BP PLC	430,852	2,474,182
Brewin Dolphin Holdings PLC	4,604	17,976
British American Tobacco PLC	42,268	2,801,942
The British Land Co. PLC	69,469	531,359
Britvic PLC	4,070	33,040
BT Group PLC	191,724	764,420
BTG PLC (a)	6,194	45,579
Bunzl PLC	8,805	255,600
Burberry Group PLC	9,750	211,036
Cairn Energy PLC (a)	9,299	23,825
Cape PLC	1,752	5,404
Capita PLC	14,591	103,320
Capital & Counties Properties PLC (b)	46,930	170,866
Capital & Regional PLC	22,615	15,843
Card Factory PLC	5,145	18,355
Cardtronics PLC Class A (a)	1,736	81,158
Carillion PLC (b)	7,035	19,657
Carnival PLC	4,373	250,309
Centamin PLC	17,589	38,004
Centrica PLC	124,892	339,577
Chemring Group PLC (a)	3,950	9,504
Chesnara PLC	2,428	10,937
Cineworld Group PLC	2,951	24,495
Clinigen Healthcare Ltd. (a)	1,560	15,538
Close Brothers Group PLC	2,365	45,603
CMC Markets PLC (c)	1,589	2,411
Cobham PLC	37,805	63,035
Coca-Cola European Partners PLC	5,079	189,928
Compass Group PLC	37,376	704,220
Conviviality PLC	2,445	8,349
Costain Group PLC	1,227	7,058
Countrywide PLC	2,072	4,050
Crest Nicholson Holdings plc	4,144	28,221
Croda International PLC	2,673	119,456
Custodian Reit PLC	14,962	20,997
CVS Group PLC	995	14,241
CYBG PLC (a)	14,147	49,208

	Number of Shares	Value
Daejan Holdings PLC	225	$18,141
Daily Mail & General Trust PLC	4,301	38,801
Dairy Crest Group PLC (b)	2,306	15,992
Dart Group PLC	1,317	8,501
De La Rue PLC	1,399	10,797
Debenhams PLC	20,452	13,925
Delphi Automotive PLC	9,838	791,861
Derwent London PLC	6,400	225,641
Diageo PLC	57,130	1,636,490
Dialight PLC (a)	348	4,356
Dialog Semiconductor PLC (a)	1,247	63,706
Dignity PLC	756	22,540
Diploma PLC	1,796	23,842
Direct Line Insurance Group PLC	33,056	143,890
Dixons Carphone PLC	20,714	82,427
Domino’s Pizza Group PLC	7,801	30,146
Drax Group PLC	6,527	26,633
DS Smith PLC	14,866	80,705
Dunelm Group PLC	1,718	13,732
easyJet PLC	2,795	35,930
EI Group PLC (a)	7,151	12,158
Electrocomponents PLC	7,009	41,461
Elementis PLC	7,434	26,965
EMIS Group PLC	810	9,013
Empiric Student Property PLC	32,055	43,476
EnQuest PLC (a)	14,883	7,850
Ensco PLC Class A	10,644	95,264
Equiniti Group PLC (c)	4,481	10,970
Eros International PLC (a) (b)	1,034	10,650
Essentra PLC	4,229	27,820
esure Group PLC	5,126	15,082
Evraz PLC (a)	5,890	15,963
Experian PLC	21,852	446,057
F&C UK Real Estate Investment Ltd.	10,185	12,954
Faroe Petroleum PLC (a)	4,450	5,577
Fenner PLC	2,683	9,854
Ferrexpo PLC	2,702	5,701
Ferroglobe PLC	2,589	26,744
Fevertree Drinks PLC	1,383	26,108
Firstgroup PLC (a)	19,363	32,025
Forterra PLC (c)	1,419	3,733
Foxtons Group PLC	3,581	4,319
Fresnillo PLC	4,628	89,789
G4S PLC	32,708	124,707
Galliford Try PLC	1,344	24,801
GCP Student Living PLC	16,218	30,483
Genus PLC	1,006	21,744
GKN PLC	39,801	181,477
GlaxoSmithKline PLC	112,236	2,334,711
Glencore PLC (a)	276,882	1,088,447
Go-Ahead Group PLC	689	14,881
Gocompare.Com Group PLC (a)	3,920	4,420
Grainger PLC	27,272	84,096

The accompanying notes are an integral part of the financial statements.

53

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Great Portland Estates PLC	21,717	$176,957
Greene King PLC	4,915	43,202
Greggs PLC	1,673	21,845
GVC Holdings PLC	4,403	40,465
Halfords Group PLC	3,417	15,188
Halma PLC	6,043	77,531
Hammerson PLC	56,705	405,766
Hansteen Holdings PLC	48,795	73,055
Hargreaves Lansdown PLC	5,583	91,051
Hastings Group Holdings Ltd. (c)	1,748	5,934
Hays PLC	21,657	42,517
Helical PLC	5,906	23,197
Henderson Group PLC	18,133	52,876
Hikma Pharmaceuticals PLC	3,142	77,925
Hochschild Mining PLC	4,454	15,446
HomeServe PLC	4,086	28,945
Hostelworld Group Plc (b) (c)	1,317	4,014
Howden Joinery Group PLC	10,117	55,018
HSBC Holdings PLC	438,946	3,586,484
Hunting PLC	2,279	16,160
Hurricane Energy PLC (a)	13,339	9,497
Ibstock PLC (c)	2,740	7,132
IG Group Holdings PLC	5,889	36,696
Imagination Technologies Group PLC (a)	4,585	15,424
IMI PLC	5,987	89,424
Imperial Brands PLC	21,779	1,056,319
Inchcape PLC	6,152	64,960
Indivior PLC	11,520	46,492
Informa PLC	12,741	104,202
Inmarsat PLC	9,768	104,166
InterContinental Hotels Group PLC	4,127	202,079
Intermediate Capital Group PLC	4,430	39,319
International Game Technology PLC	3,322	78,731
International Personal Finance PLC	3,027	6,198
International Seaways, Inc. (a)	656	12,543
Interserve PLC	1,978	5,530
Intertek Group PLC	3,755	185,321
Intu Properties PLC	62,520	218,784
Investec PLC	13,677	93,349
iomart Group PLC	1,196	4,444
ITE Group PLC	3,635	7,332
ITV PLC	79,283	217,840
IWG PLC	10,468	41,780
J D Wetherspoon PLC	1,363	16,151
J Sainsbury PLC	33,740	111,731
Jackpotjoy PLC (a) (b)	800	5,495
JD Sports Fashion PLC	5,484	26,457
Jimmy Choo PLC (a)	1,188	2,426
John Laing Group PLC (c)	5,902	20,161
John Menzies PLC	1,228	10,430
John Wood Group PLC	5,704	54,439
Johnson Matthey PLC	4,243	163,897

	Number of Shares	Value
JRP Group PLC	8,006	$13,195
Jupiter Fund Management PLC	6,916	36,849
Just Eat PLC (a)	7,562	53,562
Kainos Group PLC	919	2,625
KAZ Minerals PLC (a)	3,942	22,514
KCOM Group PLC	7,173	8,088
Keller Group PLC	1,265	14,354
Kennedy Wilson Europe Real Estate PLC	4,733	55,950
Kier Group PLC	1,552	26,625
Kingfisher PLC	56,902	232,602
Ladbrokes Coral Group PLC	14,632	23,686
Laird PLC	7,768	14,893
Land Securities Group PLC	55,867	741,655
Legal & General Group PLC	135,801	420,795
Lloyds Banking Group PLC	1,458,319	1,213,338
London Stock Exchange Group PLC	7,368	292,746
LondonMetric Property PLC	36,381	72,896
Lonmin PLC (a)	3,873	4,134
Lookers PLC	4,314	6,932
Majestic Wine PLC	908	3,677
Man Group PLC	27,325	50,431
Marks & Spencer Group PLC	38,100	160,646
Marshalls PLC	2,923	12,923
Marston’s PLC	9,759	16,422
Mediclinic International PLC (b)	7,881	70,259
MedicX Fund Ltd.	17,598	19,624
Meggitt PLC	16,387	91,504
Melrose Industries PLC	29,748	83,235
Merlin Entertainments PLC (c)	15,395	92,510
Metro Bank PLC (a)	964	39,204
Michael Kors Holdings Ltd. (a)	5,830	222,181
Micro Focus International PLC	3,631	103,739
Mitchells & Butlers PLC	2,893	8,870
Mitie Group PLC (b)	6,140	17,070
Mondi PLC	8,460	204,568
Moneysupermarket.com Group PLC	8,969	37,129
Morgan Advanced Materials PLC	4,827	18,743
N Brown Group PLC	2,162	5,682
National Express Group PLC	6,579	29,685
National Grid PLC	85,506	1,084,492
New Europe Property Investments PLC	3,092	32,082
NewRiver REIT PLC	14,881	63,008
NEX Group PLC	5,099	36,269
Next PLC	3,270	177,125
Nielsen Holdings PLC	12,995	536,823
Noble Corp. PLC	8,535	52,832
Northgate PLC	2,286	15,761
Nostrum Oil & Gas PLC (a)	1,209	7,350
Novocure Ltd. (a)	1,769	14,329
Ocado Group PLC (a) (b)	8,077	24,390
Old Mutual PLC	113,811	286,386

The accompanying notes are an integral part of the financial statements.

54

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
OM Asset Management PLC	1,578	$23,859
On the Beach Group PLC (c)	1,109	4,256
OneSavings Bank PLC	1,473	7,465
Ophir Energy PLC (a)	12,300	13,275
Oxford Immunotec Global PLC (a)	885	13,709
Oxford Instruments PLC	755	7,758
Pagegroup PLC	5,015	26,899
Pantheon Resources PLC (a) (b)	2,888	2,859
The Paragon Group of Cos. PLC	4,589	24,023
Paysafe Group PLC (a)	7,414	43,486
Pearson PLC	18,023	153,736
Pennon Group PLC	6,219	68,677
Persimmon PLC	7,107	186,632
Petrofac Ltd.	6,253	72,077
Pets at Home Group Plc	6,283	14,360
Playtech PLC	3,636	42,414
Polypipe Group plc	3,295	15,703
Premier Foods PLC (a)	9,741	5,370
Premier Oil PLC (a) (b)	7,003	5,499
Primary Health Properties PLC (b)	38,756	53,646
Provident Financial PLC	3,961	148,851
Prudential PLC	58,556	1,238,663
PZ Cussons PLC	4,533	18,219
QinetiQ Group PLC	9,163	32,039
Rank Group PLC	2,933	7,678
Reckitt Benckiser Group PLC	14,355	1,308,305
Redcentric PLC	2,081	2,271
Redde PLC	3,981	7,541
Redefine International PLC	73,387	33,769
Redrow PLC	3,607	23,039
Regional REIT Ltd. (c)	9,682	12,252
RELX PLC	24,850	487,365
Renewi PLC	8,716	10,438
Renishaw PLC	587	22,919
Rentokil Initial PLC	28,547	88,344
The Restaurant Group PLC	3,414	14,265
Restore PLC	1,476	6,564
Rightmove PLC	1,511	75,500
Rio Tinto PLC	28,038	1,128,593
Rolls-Royce Holdings PLC	41,996	396,331
Rotork PLC	13,906	42,432
Rowan Cos. PLC Class A (a)	4,434	69,082
Royal Bank of Scotland Group PLC (a)	76,516	232,124
Royal Dutch Shell PLC Class A	99,515	2,617,451
Royal Dutch Shell PLC Class B	86,802	2,384,860
Royal Mail PLC	18,195	96,923
RPC Group PLC	6,490	63,419
RPS Group PLC	3,108	9,603
RSA Insurance Group PLC	23,638	173,711
SafeCharge International Group Ltd.	667	2,160
Safestore Holdings PLC	13,146	62,457
Saga PLC	17,545	44,670

	Number of Shares	Value
The Sage Group PLC	23,186	$183,409
Savills PLC	2,130	24,578
Scapa Group PLC	1,944	8,602
Schroder Real Estate Investment Trust Ltd.	31,062	24,039
Schroders PLC	2,843	107,932
Segro PLC	67,699	386,977
Senior PLC	6,988	18,063
Serco Group PLC (a)	17,326	25,075
Severn Trent PLC	5,508	164,142
Shaftesbury PLC	14,928	170,916
Shawbrook Group PLC (a) (c)	1,848	7,839
Shire PLC	20,439	1,189,217
SIG PLC	10,404	14,534
Sirius Minerals PLC (a) (b)	67,498	18,615
Sky PLC	24,005	293,408
Smith & Nephew PLC	20,433	311,363
Smiths Group PLC	9,183	186,461
Soco International PLC	2,825	4,796
Softcat PLC	1,234	6,092
Sophos Group PLC (c)	4,544	15,465
Sound Energy PLC (a) (b)	9,553	9,392
Spectris PLC	1,898	59,471
Spirax-Sarco Engineering PLC	1,164	69,625
Spire Healthcare Group PLC (c)	4,549	18,429
Sports Direct International PLC (a)	4,455	17,180
SSE PLC	23,360	432,064
SSP Group Plc	7,518	39,250
St James’s Place PLC	12,370	164,471
St Modwen Properties PLC	3,339	13,614
Stagecoach Group PLC	6,546	17,183
Stallergenes Greer PLC (a)	63	2,143
Standard Chartered PLC (a)	74,677	714,679
Standard Life Investment Property, Income Trust Ltd.	23,167	25,471
Standard Life PLC	43,050	191,507
Stobart Group Ltd.	4,012	10,396
Stock Spirits Group PLC	2,617	6,131
SuperGroup PLC	815	15,182
SVG Capital PLC (a)	993	8,964
Synthomer PLC	4,317	25,731
TalkTalk Telecom Group PLC (b)	8,551	20,222
Target Healthcare REIT Ltd.	11,122	15,925
Tate & Lyle PLC	10,003	95,817
Taylor Wimpey PLC	76,906	186,232
Ted Baker PLC	468	16,166
Telecom Plus PLC	1,065	15,978
Telford Homes PLC (b)	1,013	4,609
Telit Communications PLC	1,242	5,462
Tesco PLC (a)	186,330	433,393
Thomas Cook Group PLC	23,549	25,242
TORM PLC	387	3,944
TP ICAP PLC	7,965	46,338

The accompanying notes are an integral part of the financial statements.

55

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Travis Perkins PLC	5,187	$98,398
Tritax Big Box REIT PLC	68,318	123,773
Tullow Oil PLC (a)	14,591	42,883
UBM PLC	6,155	59,020
Ultra Electronics Holdings PLC	1,136	29,490
Unilever PLC	29,137	1,438,137
The UNITE Group PLC	13,824	110,359
United Utilities Group PLC	14,824	184,394
Vectura Group PLC (a)	10,405	19,935
Vedanta Resources PLC	1,356	13,794
Vesuvius PLC	3,555	23,211
Victrex PLC	1,339	31,923
Virgin Money Holdings UK PLC	4,066	16,351
Vodafone Group PLC	603,687	1,570,070
VTTI Energy Partners LP	300	5,700
The Weir Group PLC	4,604	110,680
WH Smith PLC	1,852	41,169
Whitbread PLC	4,577	226,976
William Hill PLC	19,922	72,584
WM Morrison Supermarkets PLC	53,070	159,586
Wolseley PLC	5,766	362,674
Workspace Group PLC	7,485	73,741
Worldpay Group PLC (c)	42,650	157,860
WPP PLC	29,200	641,020
WS Atkins PLC	1,386	26,768
Zeal Network SE	108	3,053
ZPG PLC (c)	3,804	17,314

		64,410,947

United States — 54.2%
1-800-Flowers.com, Inc. Class A (a)	1,035	10,557
1st Source Corp.	613	28,780
2U, Inc. (a)	1,380	54,731
3D Systems Corp. (a) (b)	4,105	61,411
3M Co.	8,823	1,688,105
8x8, Inc. (a)	3,348	51,057
A. Schulman, Inc.	1,070	33,652
A.O. Smith Corp.	5,260	269,102
A10 Networks, Inc. (a)	1,604	14,677
AAC Holdings, Inc. (a)	391	3,335
AAON, Inc.	1,521	53,767
AAR Corp.	1,231	41,399
Aaron’s, Inc.	2,516	74,826
Abaxis, Inc.	824	39,964
Abbott Laboratories	32,992	1,465,175
AbbVie, Inc.	24,251	1,580,195
Abercrombie & Fitch Co. Class A (b)	2,698	32,187
ABIOMED, Inc. (a)	1,402	175,530
ABM Industries, Inc.	2,143	93,435
Abraxas Petroleum Corp. (a)	4,913	9,924
Acacia Communications, Inc. (a) (b)	168	9,848
Acacia Research Corp. (a)	1,930	11,098
Acadia Healthcare Co., Inc. (a)	2,572	112,139
ACADIA Pharmaceuticals, Inc. (a)	3,378	116,136

	Number of Shares	Value
Acadia Realty Trust	6,833	$205,400
Accelerate Diagnostics, Inc. (a) (b)	883	21,369
Acceleron Pharma, Inc. (a)	1,098	29,064
Access National Corp. (b)	324	9,726
ACCO Brands Corp. (a)	4,009	52,718
Accuray, Inc. (a)	3,060	14,535
AcelRx Pharmaceuticals, Inc. (a) (b)	1,441	4,539
Aceto Corp.	1,161	18,355
Achillion Pharmaceuticals, Inc. (a)	4,394	18,499
ACI Worldwide, Inc. (a)	4,445	95,079
Aclaris Therapeutics, Inc. (a)	394	11,749
ACNB Corp.	231	6,664
Acorda Therapeutics, Inc. (a)	1,718	36,078
Activision Blizzard, Inc.	10,789	537,940
Actua Corp. (a)	1,426	20,035
Actuant Corp. Class A	2,241	59,050
Acuity Brands, Inc.	1,560	318,240
Acushnet Holdings Corp. (a) (b)	869	15,016
Acxiom Corp. (a)	2,985	84,983
Adamas Pharmaceuticals, Inc. (a)	632	11,060
Adams Resources & Energy, Inc.	67	2,502
Addus HomeCare Corp. (a)	292	9,344
Adeptus Health, Inc. Class A (a) (b)	664	1,195
Adobe Systems, Inc. (a)	9,407	1,224,133
ADTRAN, Inc.	1,837	38,118
Aduro Biotech, Inc. (a)	1,296	13,932
Advance Auto Parts, Inc.	2,534	375,691
Advanced Disposal Services, Inc. (a)	883	19,956
Advanced Drainage Systems, Inc.	1,372	30,047
Advanced Energy Industries, Inc. (a)	1,512	103,663
Advanced Micro Devices, Inc. (a)	28,851	419,782
AdvancePierre Foods Holdings, Inc.	863	26,900
AdvanSix, Inc. (a)	491	13,414
Advaxis, Inc. (a) (b)	1,320	10,784
Adverum Biotechnologies, Inc. (a)	1,316	3,553
The Advisory Board Co. (a)	1,568	73,382
AECOM (a)	5,524	196,599
Aegion Corp. (a)	1,282	29,371
Aerie Pharmaceuticals, Inc. (a)	1,086	49,250
Aerohive Networks, Inc. (a)	936	3,941
Aerojet Rocketdyne Holdings, Inc. (a)	2,222	48,217
Aerovironment, Inc. (a) (b)	809	22,676
The AES Corp.	23,827	266,386
Aetna, Inc.	6,553	835,835
Aevi Genomic Medicine, Inc. (a)	1,046	1,946
Affiliated Managers Group, Inc.	2,034	333,454
Aflac, Inc.	7,751	561,327
AG Mortgage Investment Trust, Inc.	1,117	20,162
AGCO Corp.	2,458	147,922
Agenus, Inc. (a)	2,345	8,841
Agile Therapeutics, Inc. (a)	668	2,141
Agilent Technologies, Inc.	11,666	616,781
Agilysys, Inc. (a)	589	5,566

The accompanying notes are an integral part of the financial statements.

56

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Agios Pharmaceuticals, Inc. (a) (b)	1,130	$65,992
AGNC Investment Corp.	12,024	239,157
Agree Realty Corp.	2,159	103,546
AgroFresh Solutions, Inc. (a)	865	3,780
Aimmune Therapeutics, Inc. (a)	1,060	23,034
Air Lease Corp.	3,398	131,672
Air Methods Corp. (a)	1,273	54,739
Air Products & Chemicals, Inc.	3,772	510,314
Air Transport Services Group, Inc. (a)	1,919	30,800
AK Steel Holding Corp. (a)	11,968	86,050
Akamai Technologies, Inc. (a)	6,171	368,409
Akebia Therapeutics, Inc. (a)	1,434	13,193
Akorn, Inc. (a)	2,962	71,325
Alamo Group, Inc.	368	28,038
Alarm.com Holdings, Inc. (a)	410	12,603
Alaska Air Group, Inc.	4,292	395,808
Albany International Corp. Class A	1,073	49,412
Albany Molecular Research, Inc. (a) (b)	1,054	14,788
Albemarle Corp.	4,017	424,356
Alcoa Corp.	5,173	177,951
Alder Biopharmaceuticals, Inc. (a)	1,868	38,854
Alere, Inc. (a)	3,052	121,256
Alexander & Baldwin, Inc.	1,790	79,691
Alexander’s, Inc.	180	77,735
Alexandria Real Estate Equities, Inc.	7,337	810,885
Alexion Pharmaceuticals, Inc. (a)	4,186	507,511
Alico, Inc.	92	2,429
Align Technology, Inc. (a)	2,618	300,311
ALJ Regional Holdings, Inc. (a)	421	1,566
Alleghany Corp. (a)	534	328,228
Allegheny Technologies, Inc.	4,166	74,821
Allegiance Bancshares, Inc. (a)	434	16,145
Allegiant Travel Co.	507	81,247
ALLETE, Inc.	1,916	129,732
Alliance Data Systems Corp.	1,966	489,534
Alliance One International, Inc. (a)	327	4,202
Alliant Energy Corp.	8,209	325,158
Allied Motion Technologies, Inc.	264	5,306
Allison Transmission Holdings, Inc.	4,996	180,156
Allscripts Healthcare Solutions, Inc. (a)	6,588	83,536
The Allstate Corp.	7,211	587,624
Ally Financial, Inc.	15,880	322,840
Almost Family, Inc. (a)	437	21,238
Alnylam Pharmaceuticals, Inc. (a)	2,643	135,454
Alon USA Energy, Inc.	1,254	15,286
Alphabet, Inc. Class A (a)	4,400	3,730,320
Alphabet, Inc. Class C (a)	4,447	3,689,053
Altisource Residential Corp.	2,076	31,659
Altra Industrial Motion Corp.	997	38,833
Altria Group, Inc.	29,317	2,093,820
AMAG Pharmaceuticals, Inc. (a)	1,389	31,322

	Number of Shares	Value
Amazon.com, Inc. (a)	5,828	$5,166,755
Ambac Financial Group, Inc. (a)	1,661	31,326
Amber Road, Inc. (a)	694	5,358
AMC Entertainment Holdings, Inc. Class A	2,056	64,661
AMC Networks, Inc. Class A (a)	1,965	115,306
Amedisys, Inc. (a)	1,055	53,900
AMERCO	216	82,337
Ameren Corp.	8,684	474,060
Ameresco, Inc. Class A (a)	990	6,485
America’s Car-Mart, Inc. (a)	312	11,372
American Airlines Group, Inc.	19,041	805,434
American Assets Trust, Inc.	3,371	141,043
American Axle & Manufacturing Holdings, Inc. (a)	2,909	54,631
American Campus Communities, Inc.	10,912	519,302
American Eagle Outfitters, Inc.	6,403	89,834
American Electric Power Co., Inc.	9,494	637,332
American Equity Investment Life Holding Co.	3,283	77,577
American Express Co.	14,602	1,155,164
American Financial Group, Inc.	2,488	237,405
American Homes 4 Rent	16,275	373,674
American International Group, Inc.	19,643	1,226,312
American National Bankshares, Inc.	322	11,995
American National Insurance Co.	259	30,570
American Outdoor Brands Corp. (a) (b)	2,045	40,511
American Public Education, Inc. (a)	613	14,038
American Railcar Industries, Inc. (b)	306	12,577
American Renal Associates Holdings, Inc. (a) (b)	343	5,790
American Software, Inc. Class A	963	9,900
American States Water Co.	1,390	61,577
American Superconductor Corp. (a)	388	2,662
American Tower Corp.	8,129	987,999
American Vanguard Corp.	1,120	18,592
American Water Works Co., Inc.	6,383	496,406
American Woodmark Corp. (a)	513	47,093
Ameriprise Financial, Inc.	5,267	683,025
Ameris Bancorp	1,391	64,125
AMERISAFE, Inc.	711	46,144
AmerisourceBergen Corp.	5,938	525,513
Ames National Corp.	355	10,863
AMETEK, Inc.	8,317	449,783
Amgen, Inc.	11,259	1,847,264
Amicus Therapeutics, Inc. (a)	5,670	40,427
Amkor Technology, Inc. (a)	3,717	43,080
AMN Healthcare Services, Inc. (a)	1,806	73,324
Ampco-Pittsburgh Corp.	174	2,445
Amphastar Pharmaceuticals, Inc. (a)	1,412	20,474
Amphenol Corp. Class A	10,785	767,568
Amplify Snack Brands, Inc. (a)	1,000	8,400

The accompanying notes are an integral part of the financial statements.

57

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AmTrust Financial Services, Inc. (b)	3,116	$57,521
Anadarko Petroleum Corp.	10,779	668,298
Analog Devices, Inc.	12,991	1,064,612
Analogic Corp.	462	35,066
AnaptysBio, Inc. (a)	194	5,384
Anavex Life Sciences Corp. (a) (b)	685	3,932
The Andersons, Inc.	997	37,786
Angie’s List, Inc. (a)	1,386	7,900
AngioDynamics, Inc. (a)	1,062	18,426
ANI Pharmaceuticals, Inc. (a)	301	14,903
Anika Therapeutics, Inc. (a)	562	24,413
Anixter International, Inc. (a)	1,117	88,578
Annaly Capital Management, Inc.	36,575	406,348
ANSYS, Inc. (a)	3,166	338,350
Antero Resources Corp. (a)	6,352	144,889
Anthem, Inc.	5,079	839,965
Anthera Pharmaceuticals, Inc. (a) (b)	1,689	719
Anworth Mortgage Asset Corp.	3,757	20,851
Apache Corp.	7,306	375,455
Apartment Investment & Management Co. Class A	12,929	573,401
Apogee Enterprises, Inc.	1,077	64,200
Apollo Commercial Real Estate Finance, Inc.	3,085	58,029
Appfolio, Inc. Class A (a)	296	8,051
Apple Hospitality REIT, Inc.	15,784	301,474
Apple, Inc.	82,138	11,799,945
Applied Genetic Technologies Corp. (a)	583	4,023
Applied Industrial Technologies, Inc.	1,387	85,786
Applied Materials, Inc.	21,009	817,250
Applied Optoelectronics, Inc. (a) (b)	655	36,778
Apptio, Inc. Class A (a)	197	2,311
AptarGroup, Inc.	2,189	168,531
Aptevo Therapeutics, Inc. (a)	1,215	2,503
Aqua America, Inc.	6,270	201,580
Aqua Metals, Inc. (a) (b)	560	10,942
AquaBounty Technologies, Inc. (a)	28	310
Aramark	8,709	321,101
Aratana Therapeutics, Inc. (a) (b)	1,205	6,387
ARC Document Solutions, Inc. (a)	1,599	5,517
ArcBest Corp.	973	25,298
Archer-Daniels-Midland Co.	11,085	510,353
Archrock, Inc.	2,582	32,017
Arconic, Inc.	15,788	415,856
Ardelyx, Inc. (a)	1,259	15,926
Ardmore Shipping Corp. (b)	1,112	8,952
Arena Pharmaceuticals, Inc. (a)	8,807	12,858
Ares Commercial Real Estate Corp.	1,052	14,076
Argan, Inc.	494	32,678
Argos Therapeutics, Inc. (a) (b)	480	217
Arista Networks, Inc. (a)	1,377	182,136
Arlington Asset Investment Corp. (b)	884	12,491

	Number of Shares	Value
Armada Hoffler Properties, Inc.	1,318	$18,307
ARMOUR Residential REIT, Inc.	1,449	32,907
Armstrong Flooring, Inc. (a)	922	16,983
Armstrong World Industries, Inc. (a)	1,639	75,476
Array BioPharma, Inc. (a)	6,406	57,270
Arrow Electronics, Inc. (a)	3,287	241,299
Arrow Financial Corp.	449	15,221
Arrowhead Pharmaceuticals, Inc. (a)	3,075	5,689
Artesian Resources Corp. Class A	296	9,638
Arthur J Gallagher & Co.	6,309	356,711
Artisan Partners Asset Management, Inc. Class A	1,313	36,239
Asbury Automotive Group, Inc. (a)	749	45,015
Ascena Retail Group, Inc. (a) (b)	6,859	29,219
Ascent Capital Group, Inc. Class A (a)	399	5,638
Ashford Hospitality Prime, Inc.	894	9,485
Ashford Hospitality Trust, Inc.	7,445	47,425
Ashland Global Holdings, Inc.	2,250	278,572
Aspen Technology, Inc. (a)	3,002	176,878
Associated Banc-Corp.	5,267	128,515
Associated Capital Group, Inc. Class A	175	6,326
Assurant, Inc.	2,016	192,871
Astec Industries, Inc.	730	44,891
Asterias Biotherapeutics, Inc. (a)	1,131	3,845
Astoria Financial Corp.	3,522	72,236
Astronics Corp. (a)	765	24,273
At Home Group, Inc. (a)	256	3,881
AT&T, Inc.	92,341	3,836,769
Atara Biotherapeutics, Inc. (a)	818	16,810
athenahealth, Inc. (a) (b)	1,375	154,949
Athersys, Inc. (a)	2,955	5,053
Atkore International Group, Inc. (a)	415	10,906
Atlantic Capital Bancshares, Inc. (a)	681	12,905
Atlas Air Worldwide Holdings, Inc. (a)	920	51,014
Atmos Energy Corp.	3,686	291,157
ATN International, Inc.	414	29,154
AtriCure, Inc. (a)	1,217	23,306
Atrion Corp.	54	25,283
Atwood Oceanics, Inc. (a)	2,992	28,514
Audentes Therapeutics, Inc. (a)	288	4,908
Autobytel, Inc. (a)	339	4,248
Autodesk, Inc. (a)	7,581	655,529
Automatic Data Processing, Inc.	8,791	900,110
AutoNation, Inc. (a)	2,297	97,140
AutoZone, Inc. (a)	1,062	767,879
AV Homes, Inc. (a)	482	7,929
AvalonBay Communities, Inc.	11,374	2,088,266
Avangrid, Inc.	1,985	84,839
Avery Dennison Corp.	3,231	260,419
Avexis, Inc. (a)	196	14,902
Avid Technology, Inc. (a)	906	4,222
Avinger, Inc. (a)	1,092	2,075
Avis Budget Group, Inc. (a)	2,787	82,439

The accompanying notes are an integral part of the financial statements.

58

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Avista Corp.	2,440	$95,282
Avnet, Inc.	4,597	210,359
Avon Products, Inc. (a)	17,026	74,914
AVX Corp.	1,768	28,960
Axcelis Technologies, Inc. (a)	1,153	21,676
AxoGen, Inc. (a)	1,011	10,565
Axon Enterprise, Inc. (a)	1,969	44,874
Axsome Therapeutics, Inc. (a)	668	2,605
AZZ, Inc.	982	58,429
B&G Foods, Inc. (b)	2,531	101,873
B. Riley Financial, Inc.	400	6,000
Babcock & Wilcox Enterprises, Inc. (a)	1,809	16,896
Badger Meter, Inc.	1,111	40,829
Baker Hughes, Inc.	15,769	943,302
Balchem Corp.	1,208	99,563
Baldwin & Lyons, Inc. Class B	357	8,729
Ball Corp.	6,113	453,951
Banc of California, Inc.	1,934	40,034
BancFirst Corp.	308	27,689
The Bancorp, Inc. (a)	1,694	8,639
BancorpSouth, Inc.	3,322	100,490
Bank Mutual Corp.	1,622	15,247
Bank of America Corp.	154,036	3,633,709
Bank of Hawaii Corp.	1,499	123,458
Bank of Marin Bancorp	232	14,929
The Bank of New York Mellon Corp.	20,195	953,810
Bank of the Ozarks, Inc.	3,408	177,250
BankFinancial Corp.	602	8,741
Bankrate, Inc. (a)	1,878	18,123
BankUnited, Inc.	3,504	130,734
Bankwell Financial Group, Inc.	227	7,807
Banner Corp.	1,136	63,207
Bar Harbor Bankshares	578	19,104
Barnes & Noble Education, Inc. (a)	1,584	15,191
Barnes & Noble, Inc.	2,506	23,181
Barnes Group, Inc.	1,929	99,035
Barracuda Networks, Inc. (a)	856	19,782
Barrett Business Services, Inc.	279	15,239
Bassett Furniture Industries, Inc.	413	11,110
Baxter International, Inc.	9,614	498,582
Bazaarvoice, Inc. (a)	3,139	13,498
BB&T Corp.	15,680	700,896
BE Aerospace, Inc.	3,606	231,181
Beacon Roofing Supply, Inc. (a)	2,288	112,478
Bear State Financial, Inc.	704	6,618
Beazer Homes USA, Inc. (a)	1,264	15,332
Becton, Dickinson & Co.	4,033	739,814
Bed Bath & Beyond, Inc.	5,368	211,821
Bel Fuse, Inc. Class B	369	9,428
Belden, Inc.	1,614	111,673
Bellicum Pharmaceuticals, Inc. (a)	699	8,626
Bemis Co., Inc.	3,329	162,655

	Number of Shares	Value
Benchmark Electronics, Inc. (a)	1,865	$59,307
Beneficial Bancorp, Inc.	2,626	42,016
Benefitfocus, Inc. (a)	473	13,220
Berkshire Hathaway, Inc. Class B (a)	28,348	4,725,045
Berkshire Hills Bancorp, Inc.	1,250	45,063
Berry Plastics Group, Inc. (a)	4,484	217,788
Best Buy Co., Inc.	9,909	487,027
BGC Partners, Inc. Class A	8,341	94,754
Big 5 Sporting Goods Corp.	705	10,646
Big Lots, Inc. (b)	1,700	82,756
Biglari Holdings, Inc. (a)	40	17,279
Bill Barrett Corp. (a)	2,439	11,097
Bio-Path Holdings, Inc. (a) (b)	3,546	2,933
Bio-Rad Laboratories, Inc. Class A (a)	733	146,116
Bio-Techne Corp.	1,297	131,840
BioCryst Pharmaceuticals, Inc. (a)	2,940	24,696
Biogen, Inc. (a)	4,222	1,154,379
BioMarin Pharmaceutical, Inc. (a)	6,118	537,038
BioScrip, Inc. (a)	2,675	4,548
BioSpecifics Technologies Corp. (a)	210	11,508
BioTelemetry, Inc. (a)	1,072	31,034
BioTime, Inc. (a)	2,546	8,784
Bioverativ, Inc. (a)	2,111	114,965
BJ’s Restaurants, Inc. (a)	811	32,764
Black Box Corp.	590	5,281
Black Hills Corp.	1,990	132,275
Black Knight Financial Services, Inc. Class A (a) (b)	818	31,329
Blackbaud, Inc.	1,830	140,306
Blackhawk Network Holdings, Inc. (a)	2,108	85,585
Blackline, Inc. (a) (b)	316	9,404
BlackRock, Inc.	2,410	924,259
Bloomin’ Brands, Inc.	3,983	78,585
Blucora, Inc. (a)	1,558	26,953
Blue Bird Corp. (a) (b)	192	3,293
Blue Buffalo Pet Products, Inc. (a)	2,106	48,438
Blue Hills Bancorp, Inc.	970	17,315
Bluebird Bio, Inc. (a) (b)	1,570	142,713
Blueprint Medicines Corp. (a)	961	38,430
Bluerock Residential Growth REIT, Inc.	722	8,888
BMC Stock Holdings, Inc. (a)	2,173	49,110
BNC Bancorp	1,531	53,662
Bob Evans Farms, Inc.	743	48,198
The Boeing Co.	11,511	2,035,835
BofI Holding, Inc. (a) (b)	2,287	59,759
Boingo Wireless, Inc. (a)	1,415	18,381
Boise Cascade Co. (a)	1,447	38,635
Bojangles’, Inc. (a)	387	7,934
BOK Financial Corp. (b)	906	70,913
Boot Barn Holdings, Inc. (a)	524	5,182
Booz Allen Hamilton Holding Corp.	4,011	141,949
BorgWarner, Inc.	7,812	326,463

The accompanying notes are an integral part of the financial statements.

59

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Boston Beer Co., Inc. Class A (a)	334	$48,313
Boston Private Financial Holdings, Inc.	3,091	50,692
Boston Properties, Inc.	12,697	1,681,210
Boston Scientific Corp. (a)	25,982	646,172
Bottomline Technologies de, Inc. (a)	1,502	35,522
Box, Inc. Class A (a)	1,941	31,658
Boyd Gaming Corp. (a)	3,143	69,177
Brady Corp. Class A	1,740	67,251
Brandywine Realty Trust	14,372	233,258
Bridge Bancorp, Inc.	697	24,395
Bridgepoint Education, Inc. (a)	711	7,586
Briggs & Stratton Corp.	1,678	37,671
Bright Horizons Family Solutions, Inc. (a)	1,684	122,073
Brightcove, Inc. (a)	909	8,090
The Brink’s Co.	1,725	92,201
Brinker International, Inc. (b)	1,767	77,677
Bristol-Myers Squibb Co.	24,989	1,358,902
Bristow Group, Inc.	1,332	20,260
Brixmor Property Group, Inc.	21,055	451,840
Broadridge Financial Solutions, Inc.	4,245	288,448
BroadSoft, Inc. (a)	1,112	44,702
Brocade Communications Systems, Inc.	14,178	176,941
Brookdale Senior Living, Inc. (a)	6,502	87,322
Brookline Bancorp, Inc.	2,574	40,283
Brooks Automation, Inc.	2,577	57,725
Brown & Brown, Inc.	4,111	171,511
Brown-Forman Corp. Class A	1,918	90,280
Brown-Forman Corp. Class B	6,665	307,790
Bruker Corp.	3,692	86,134
Brunswick Corp.	3,194	195,473
Bryn Mawr Bank Corp.	654	25,833
BSB Bancorp, Inc. (a)	310	8,758
The Buckle, Inc. (b)	1,134	21,092
Buffalo Wild Wings, Inc. (a)	670	102,342
Build-A-Bear Workshop, Inc. (a)	525	4,646
Builders FirstSource, Inc. (a)	3,094	46,101
Burlington Stores, Inc. (a)	2,561	249,160
BWX Technologies, Inc.	3,294	156,794
C&F Financial Corp.	124	5,741
C.H. Robinson Worldwide, Inc.	5,107	394,720
C.R. Bard, Inc.	2,628	653,163
CA, Inc.	10,474	332,235
Cabela’s, Inc. (a)	1,768	93,898
Cable One, Inc.	166	103,662
Cabot Corp.	2,158	129,286
Cabot Microelectronics Corp.	896	68,643
Cabot Oil & Gas Corp.	16,509	394,730
CACI International, Inc. Class A (a)	936	109,793
Cadence Design Systems, Inc. (a)	9,941	312,147
Caesars Acquisition Co. Class A (a)	1,874	28,860

	Number of Shares	Value
Caesars Entertainment Corp. (a) (b)	2,179	$20,809
CAI International, Inc. (a)	605	9,523
Cal-Maine Foods, Inc. (b)	1,166	42,909
CalAmp Corp. (a)	1,393	23,388
CalAtlantic Group, Inc.	2,635	98,681
Calavo Growers, Inc. (b)	614	37,208
Caleres, Inc.	1,613	42,615
Calgon Carbon Corp.	1,997	29,156
California Resources Corp. (a) (b)	1,255	18,875
California Water Service Group	1,830	65,606
Calix, Inc. (a)	1,617	11,723
Callaway Golf Co.	3,502	38,767
Callidus Software, Inc. (a)	2,288	48,849
Callon Petroleum Co. (a)	7,136	93,910
Calpine Corp. (a)	12,625	139,506
Cambium Learning Group, Inc. (a)	449	2,200
Cambrex Corp. (a)	1,216	66,941
Camden National Corp.	603	26,556
Camden Property Trust	7,174	577,220
Campbell Soup Co.	6,681	382,420
Camping World Holdings, Inc. Class A	442	14,250
Cantel Medical Corp.	1,391	111,419
Capella Education Co.	418	35,540
Capital Bank Financial Corp. Class A	958	41,577
Capital City Bank Group, Inc.	431	9,219
Capital One Financial Corp.	9,271	803,425
Capital Senior Living Corp. (a)	1,107	15,564
Capitol Federal Financial, Inc.	4,890	71,541
Capstead Mortgage Corp.	3,765	39,683
Cara Therapeutics, Inc. (a) (b)	821	15,098
CARBO Ceramics, Inc. (a)	764	9,963
Carbonite, Inc. (a)	710	14,413
Cardinal Financial Corp.	1,165	34,880
Cardinal Health, Inc.	6,287	512,705
Cardiovascular Systems, Inc. (a)	1,271	35,938
Care Capital Properties, Inc.	6,935	186,343
Care.com, Inc. (a)	552	6,906
Career Education Corp. (a)	2,634	22,916
CareTrust REIT, Inc.	5,482	92,207
Carlisle Cos., Inc.	2,259	240,380
CarMax, Inc. (a)	6,976	413,119
Carolina Financial Corp.	404	12,120
Carpenter Technology Corp.	1,771	66,058
Carriage Services, Inc.	572	15,513
Carrizo Oil & Gas, Inc. (a)	2,380	68,211
Carrols Restaurant Group, Inc. (a)	1,350	19,103
Carter’s, Inc.	1,768	158,766
Cascade Bancorp (a)	1,236	9,530
Casella Waste Systems, Inc. Class A (a)	1,527	21,546
Casey’s General Stores, Inc.	1,373	154,119
Cass Information Systems, Inc.	398	26,308
Castlight Health, Inc. Class B (a)	1,588	5,796
Catalent, Inc. (a)	3,860	109,315

The accompanying notes are an integral part of the financial statements.

60

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Catchmark Timber Trust, Inc. Class A	1,497	$17,245
Caterpillar, Inc.	10,758	997,912
Cathay General Bancorp	2,834	106,785
The Cato Corp. Class A	1,011	22,202
Cavco Industries, Inc. (a)	312	36,317
Cavium, Inc. (a)	2,479	177,645
CBIZ, Inc. (a)	1,938	26,260
CBL & Associates Properties, Inc. (b)	14,555	138,855
CBOE Holdings, Inc.	2,947	238,913
CBRE Group, Inc. Class A (a)	10,747	373,888
CBS Corp. Class B	6,969	483,370
CDK Global, Inc.	5,207	338,507
CDW Corp.	5,850	337,603
CEB, Inc.	1,235	97,071
CECO Environmental Corp.	1,161	12,202
Cedar Realty Trust, Inc.	7,487	37,585
Celadon Group, Inc. (b)	1,071	7,015
Celanese Corp. Series A	5,326	478,541
Celgene Corp. (a)	14,825	1,844,675
Celldex Therapeutics, Inc. (a)	3,664	13,227
Cellular Biomedicine Group, Inc. (a) (b)	475	5,605
Cempra, Inc. (a)	1,561	5,854
Centene Corp. (a)	6,007	428,059
CenterPoint Energy, Inc.	15,483	426,866
CenterState Banks, Inc.	1,836	47,552
Central Garden & Pet Co. (a)	403	14,939
Central Garden & Pet Co. Class A (a)	1,247	43,296
Central Pacific Financial Corp.	1,118	34,144
Central Valley Community Bancorp	342	7,011
Century Aluminum Co. (a)	1,975	25,063
Century Bancorp, Inc. Class A	116	7,056
Century Casinos, Inc. (a)	839	6,343
Century Communities, Inc. (a)	602	15,291
CenturyLink, Inc.	19,238	453,440
Cerner Corp. (a)	10,635	625,870
Cerus Corp. (a)	3,656	16,269
CEVA, Inc. (a)	782	27,761
CF Industries Holdings, Inc.	8,470	248,594
ChannelAdvisor Corp. (a)	924	10,303
Charles River Laboratories International, Inc. (a)	1,648	148,238
The Charles Schwab Corp.	22,472	917,082
Chart Industries, Inc. (a)	1,148	40,111
Charter Communications, Inc. Class A (a)	3,864	1,264,764
Charter Financial Corp.	531	10,445
Chase Corp.	280	26,712
Chatham Lodging Trust	3,229	63,773
The Cheesecake Factory, Inc.	1,749	110,817
The Chefs’ Warehouse, Inc. (a)	765	10,634
Chegg, Inc. (a)	3,187	26,898
Chemed Corp.	622	113,633

	Number of Shares	Value
Chemical Financial Corp.	2,522	$129,000
ChemoCentryx, Inc. (a)	731	5,322
The Chemours Co.	7,028	270,578
Chemtura Corp. (a)	2,427	81,062
Chemung Financial Corp.	104	4,108
Cheniere Energy, Inc. (a)	7,181	339,446
Chesapeake Energy Corp. (a) (b)	21,490	127,651
Chesapeake Lodging Trust	5,034	120,615
Chesapeake Utilities Corp.	579	40,067
Chevron Corp.	28,173	3,024,935
Chico’s FAS, Inc.	4,989	70,844
The Children’s Place, Inc. (b)	717	86,076
Chimera Investment Corp.	6,618	133,551
Chimerix, Inc. (a)	1,672	10,667
Chipotle Mexican Grill, Inc. (a)	1,013	451,312
Choice Hotels International, Inc.	1,165	72,929
ChromaDex Corp. (a)	678	1,824
Church & Dwight Co., Inc.	9,190	458,305
Churchill Downs, Inc.	515	81,808
Chuy’s Holdings, Inc. (a)	647	19,281
Cidara Therapeutics, Inc. (a)	415	3,237
Ciena Corp. (a)	5,282	124,708
Cigna Corp.	4,899	717,655
Cimarex Energy Co.	3,345	399,694
Cincinnati Bell, Inc. (a)	1,563	27,665
Cincinnati Financial Corp.	5,370	388,090
Cinemark Holdings, Inc.	3,907	173,236
Cintas Corp.	3,182	402,650
CIRCOR International, Inc.	612	36,377
Cirrus Logic, Inc. (a)	2,406	146,020
Cisco Systems, Inc.	75,441	2,549,906
CIT Group, Inc.	7,162	307,465
Citi Trends, Inc.	529	8,993
Citigroup, Inc.	41,572	2,486,837
Citizens & Northern Corp.	460	10,709
Citizens Financial Group, Inc.	19,081	659,249
Citizens, Inc. (a) (b)	1,837	13,649
Citrix Systems, Inc. (a)	5,561	463,732
City Holding Co.	539	34,755
City Office REIT, Inc.	1,056	12,830
Civitas Solutions, Inc. (a)	601	11,028
Clayton Williams Energy, Inc. (a) (b)	236	31,171
Clean Energy Fuels Corp. (a)	3,561	9,081
Clean Harbors, Inc. (a)	1,847	102,730
Clear Channel Outdoor Holdings, Inc. Class A	965	5,838
Clearfield, Inc. (a)	450	7,403
Clearside Biomedical, Inc. (a)	414	3,287
Clearwater Paper Corp. (a)	631	35,336
Cliffs Natural Resources, Inc. (a)	10,798	88,652
Clifton Bancorp, Inc.	850	13,762
Clipper Realty, Inc. (a)	221	2,833
The Clorox Co.	4,626	623,724

The accompanying notes are an integral part of the financial statements.

61

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Clovis Oncology, Inc. (a)	1,414	$90,029
ClubCorp Holdings, Inc.	2,397	38,472
CME Group, Inc.	6,514	773,863
CMS Energy Corp.	9,975	446,281
CNA Financial Corp.	955	42,182
CNB Financial Corp.	544	12,996
CNO Financial Group, Inc.	6,879	141,019
Coach, Inc.	9,999	413,259
Cobalt International Energy, Inc. (a)	16,154	8,617
CoBiz Financial, Inc.	1,465	24,612
Coca-Cola Bottling Co. Consolidated	187	38,526
The Coca-Cola Co.	58,413	2,479,048
Codexis, Inc. (a)	1,316	6,317
Codorus Valley Bancorp, Inc.	312	8,084
Coeur Mining, Inc. (a)	6,903	55,776
Cogent Communications Holdings, Inc.	1,585	68,234
Cogint, Inc. (a) (b)	298	1,386
Cognex Corp.	2,958	248,324
Cognizant Technology Solutions Corp. Class A (a)	11,644	693,051
Cohen & Steers, Inc.	826	33,015
Coherent, Inc. (a)	929	191,040
Coherus Biosciences, Inc. (a)	1,293	27,347
Cohu, Inc.	1,052	19,420
Colfax Corp. (a)	3,470	136,232
Colgate-Palmolive Co.	16,745	1,225,567
Collectors Universe, Inc.	287	7,491
Collegium Pharmaceutical, Inc. (a) (b)	647	6,509
Colony NorthStar, Inc. Class A	19,438	250,945
Colony Starwood Homes	5,111	173,518
Columbia Banking System, Inc.	2,228	86,870
Columbia Property Trust, Inc.	10,257	228,218
Columbia Sportswear Co.	1,028	60,395
Columbus McKinnon Corp.	767	19,037
Comcast Corp. Class A	72,232	2,715,201
Comerica, Inc.	6,248	428,488
Comfort Systems USA, Inc.	1,393	51,053
Commerce Bancshares, Inc.	3,082	173,085
CommerceHub, Inc. Series A (a)	369	5,712
CommerceHub, Inc. Series C (a)	1,062	16,493
Commercial Metals Co.	4,401	84,191
CommScope Holding Co., Inc. (a)	4,521	188,571
Community Bank System, Inc.	1,651	90,772
Community Health Systems, Inc. (a)	4,372	38,780
Community Healthcare Trust, Inc.	491	11,735
Community Trust Bancorp, Inc.	592	27,084
CommVault Systems, Inc. (a)	1,489	75,641
Compass Minerals International, Inc. (b)	1,189	80,674
Computer Programs & Systems, Inc. (b)	406	11,368
Computer Sciences Corp.	4,987	344,153

	Number of Shares	Value
CompX International, Inc.	80	$1,228
Comtech Telecommunications Corp.	798	11,763
Conagra Brands, Inc.	15,689	632,894
Concert Pharmaceuticals, Inc. (a)	640	10,918
Concho Resources, Inc. (a)	5,104	655,047
Conduent, Inc. (a)	7,236	121,420
ConforMIS, Inc. (a) (b)	1,318	6,880
CONMED Corp.	1,037	46,053
Conn’s, Inc. (a) (b)	803	7,026
Connecticut Water Service, Inc.	427	22,695
ConnectOne Bancorp, Inc.	1,128	27,354
ConocoPhillips	23,919	1,192,841
CONSOL Energy, Inc.	8,014	134,475
Consolidated Communications Holdings, Inc.	1,873	43,866
Consolidated Edison, Inc.	10,946	850,066
Consolidated-Tomoka Land Co.	161	8,620
Constellation Brands, Inc. Class A	3,192	517,327
The Container Store Group, Inc. (a)	480	2,030
Contango Oil & Gas Co. (a)	886	6,486
Continental Building Products, Inc. (a)	1,393	34,129
Continental Resources, Inc. (a) (b)	3,060	138,985
Control4 Corp. (a)	759	11,985
Convergys Corp.	3,419	72,312
The Cooper Cos., Inc.	1,713	342,412
Cooper Tire & Rubber Co.	2,121	94,066
Cooper-Standard Holding, Inc. (a)	562	62,343
Copart, Inc. (a)	3,552	219,975
Corcept Therapeutics, Inc. (a)	2,970	32,551
Core-Mark Holding Co., Inc.	1,734	54,083
CoreCivic, Inc.	4,125	129,607
CoreLogic, Inc. (a)	3,120	127,046
CorEnergy Infrastructure Trust, Inc.	482	16,282
CoreSite Realty Corp.	1,290	116,164
Corindus Vascular Robotics, Inc. (a)	4,202	5,505
Cornerstone OnDemand, Inc. (a)	1,937	75,330
Corning, Inc.	18,344	495,288
Corporate Office Properties Trust	7,821	258,875
Corvel Corp. (a)	381	16,574
Corvus Pharmaceuticals, Inc. (a)	200	4,154
Costamare, Inc.	1,135	7,559
CoStar Group, Inc. (a)	1,157	239,754
Costco Wholesale Corp.	8,405	1,409,434
Cotiviti Holdings, Inc. (a)	502	20,898
Coty, Inc. Class A	16,553	300,106
County Bancorp, Inc.	150	4,359
Coupa Software, Inc. (a) (b)	335	8,509
Cousins Properties, Inc.	30,021	248,274
Covanta Holding Corp.	4,115	64,606
Covenant Transportation Group, Inc. Class A (a)	468	8,798
Cowen Group, Inc. Class A (a) (b)	1,012	15,129
CPI Card Group, Inc.	835	3,507

The accompanying notes are an integral part of the financial statements.

62

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CRA International, Inc.	312	$11,023
Cracker Barrel Old Country Store, Inc. (b)	739	117,686
Craft Brew Alliance, Inc. (a)	428	5,714
Crane Co.	1,719	128,633
Crawford & Co. Class B (b)	470	4,714
Cray, Inc. (a)	1,600	35,040
Credit Acceptance Corp. (a) (b)	291	58,028
Cree, Inc. (a)	3,508	93,769
Crocs, Inc. (a)	2,835	20,043
Cross Country Healthcare, Inc. (a)	1,273	18,280
Crown Castle International Corp.	6,919	653,500
Crown Holdings, Inc. (a)	4,858	257,231
CryoLife, Inc. (a)	1,249	20,796
CSG Systems International, Inc.	1,206	45,599
CSRA, Inc.	5,774	169,120
CSS Industries, Inc.	333	8,631
CST Brands, Inc.	2,629	126,429
CSW Industrials, Inc. (a)	569	20,882
CSX Corp.	18,405	856,753
CTS Corp.	1,246	26,540
CU Bancorp (a)	639	25,336
CubeSmart	14,951	388,128
Cubic Corp.	944	49,843
Cullen/Frost Bankers, Inc.	1,950	173,491
Culp, Inc.	430	13,416
Cummins, Inc.	5,669	857,153
Curis, Inc. (a)	4,497	12,502
Curtiss-Wright Corp.	1,701	155,233
Customers Bancorp, Inc. (a)	1,045	32,949
Cutera, Inc. (a)	447	9,253
CVB Financial Corp.	3,891	85,952
CVR Energy, Inc. (b)	629	12,630
CVS Health Corp.	16,049	1,259,846
Cypress Semiconductor Corp.	11,003	151,401
CyrusOne, Inc.	2,797	143,962
CYS Investments, Inc.	5,663	45,021
Cytokinetics, Inc. (a)	1,368	17,579
CytomX Therapeutics, Inc. (a)	667	11,519
D.R. Horton, Inc.	12,105	403,218
Daily Journal Corp. (a) (b)	44	9,429
Daktronics, Inc.	1,454	13,740
Dana, Inc.	5,744	110,917
Danaher Corp.	11,675	998,563
Darden Restaurants, Inc.	4,189	350,494
Darling Ingredients, Inc. (a)	6,308	91,592
Dave & Buster’s Entertainment, Inc. (a)	1,452	88,703
DaVita, Inc. (a)	5,690	386,749
Dawson Geophysical Co. (a)	793	4,409
DCT Industrial Trust, Inc.	7,501	360,948
DDR Corp.	25,808	323,374
Dean Foods Co.	3,504	68,889

	Number of Shares	Value
Deckers Outdoor Corp. (a)	1,241	$74,125
Deere & Co.	6,068	660,562
Del Frisco’s Restaurant Group, Inc. (a)	934	16,859
Del Taco Restaurants, Inc. (a)	913	12,106
Delek US Holdings, Inc.	2,329	56,525
Dell Technologies ,Inc. Class V (a)	4,180	267,854
Delta Air Lines, Inc.	14,082	647,209
Delta Apparel, Inc. (a)	307	5,412
Delta Natural Gas Co., Inc.	264	8,012
Deltic Timber Corp.	421	32,889
Deluxe Corp.	1,884	135,968
Denbury Resources, Inc. (a) (b)	13,199	34,053
Denny’s Corp. (a)	2,797	34,599
DENTSPLY SIRONA, Inc.	8,234	514,131
Depomed, Inc. (a)	2,285	28,677
Dermira, Inc. (a)	1,110	37,862
Destination XL Group, Inc. (a)	1,421	4,050
Devon Energy Corp.	18,837	785,880
DeVry Education Group, Inc.	2,397	84,974
Dexcom, Inc. (a)	2,992	253,512
DHI Group, Inc. (a)	1,747	6,901
DHT Holdings, Inc.	3,626	16,208
Diamond Hill Investment Group, Inc.	119	23,151
Diamond Offshore Drilling, Inc. (a) (b)	2,269	37,915
Diamondback Energy, Inc. (a)	3,209	332,821
DiamondRock Hospitality Co.	17,187	191,635
Dick’s Sporting Goods, Inc.	3,226	156,977
Diebold Nixdorf, Inc. (b)	2,624	80,557
Digi International, Inc. (a)	1,030	12,257
Digimarc Corp. (a) (b)	329	8,883
Digital Realty Trust, Inc.	13,156	1,399,667
DigitalGlobe, Inc. (a)	2,410	78,928
Dillard’s, Inc. Class A (b)	670	35,001
Dime Community Bancshares, Inc.	1,233	25,030
Dimension Therapeutics, Inc. (a)	524	917
DineEquity, Inc.	656	35,700
Diodes, Inc. (a)	1,412	33,959
Diplomat Pharmacy, Inc. (a)	1,816	28,965
Discover Financial Services	7,466	510,600
Discovery Communications, Inc. Class A (a)	5,525	160,722
Discovery Communications, Inc. Class C (a)	7,948	225,008
DISH Network Corp. Class A (a)	4,230	268,563
DMC Global, Inc.	548	6,795
Dolby Laboratories, Inc. Class A	1,791	93,866
Dollar General Corp.	10,233	713,547
Dollar Tree, Inc. (a)	8,183	642,038
Dominion Resources, Inc.	11,868	920,601
Domino’s Pizza, Inc.	1,800	331,740
Domtar Corp.	2,201	80,381
Donaldson Co., Inc.	4,643	211,349
Donegal Group, Inc. Class A	322	5,674

The accompanying notes are an integral part of the financial statements.

63

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Donnelley Financial Solutions, Inc. (a)	919	$17,728
Dorian LPG Ltd. (a)	949	9,993
Dorman Products, Inc. (a)	1,012	83,116
Douglas Dynamics, Inc.	875	26,819
Douglas Emmett, Inc.	11,679	448,474
Dover Corp.	5,493	441,363
The Dow Chemical Co.	21,649	1,375,577
Dr. Pepper Snapple Group, Inc.	6,684	654,497
Dril-Quip, Inc. (a)	1,333	72,715
DSP Group, Inc. (a)	812	9,744
DST Systems, Inc.	1,160	142,100
DSW, Inc. Class A	2,544	52,610
DTE Energy Co.	6,411	654,627
Ducommun, Inc. (a)	412	11,861
Duke Energy Corp.	13,305	1,091,143
Duke Realty Corp.	29,094	764,299
Duluth Holdings, Inc. Class B (a)	367	7,813
The Dun & Bradstreet Corp.	1,284	138,595
Dunkin’ Brands Group, Inc.	3,238	177,054
DuPont Fabros Technology, Inc.	6,363	315,541
Durect Corp. (a)	4,964	5,212
DXP Enterprises, Inc. (a)	570	21,586
Dycom Industries, Inc. (a)	1,173	109,030
Dynavax Technologies Corp. (a) (b)	1,727	10,276
Dynegy, Inc. (a)	4,368	34,332
Dynex Capital, Inc.	1,693	12,003
E*TRADE Financial Corp. (a)	10,020	349,598
E.I. du Pont de Nemours & Co.	16,868	1,355,006
The E.W. Scripps Co. Class A (a)	2,237	52,435
Eagle Bancorp, Inc. (a)	1,169	69,789
Eagle Materials, Inc.	1,650	160,281
Eagle Pharmaceuticals, Inc. (a) (b)	352	29,195
Earthstone Energy, Inc. (a)	90	1,148
East West Bancorp, Inc.	5,180	267,340
Easterly Government Properties, Inc.	1,286	25,450
EastGroup Properties, Inc.	2,726	200,443
Eastman Chemical Co.	5,337	431,230
Eastman Kodak Co. (a)	670	7,705
Eaton Vance Corp.	3,873	174,130
eBay, Inc. (a)	19,479	653,910
Ebix, Inc. (b)	959	58,739
Echo Global Logistics, Inc. (a)	1,139	24,318
EchoStar Corp. Class A (a)	1,604	91,348
Eclipse Resources Corp. (a)	2,255	5,728
Ecolab, Inc.	5,024	629,708
Edge Therapeutics, Inc. (a)	639	5,821
Edgewell Personal Care Co. (a)	2,082	152,277
Edison International	11,350	903,573
Editas Medicine, Inc. (a) (b)	200	4,464
Education Realty Trust, Inc.	6,269	256,089
Edwards Lifesciences Corp. (a)	7,584	713,427
Egalet Corp. (a) (b)	870	4,437
eHealth, Inc. (a)	710	8,548

	Number of Shares	Value
Eiger BioPharmaceuticals, Inc. (a)	107	$1,225
El Paso Electric Co.	1,546	78,073
El Pollo Loco Holdings, Inc. (a)	792	9,464
Eldorado Resorts, Inc. (a)	1,131	21,404
Electro Scientific Industries, Inc. (a)	1,076	7,500
Electronic Arts, Inc. (a)	10,451	935,574
Electronics For Imaging, Inc. (a)	1,808	88,285
elf Beauty, Inc. (a) (b)	307	8,842
Eli Lilly & Co.	18,818	1,582,782
Ellie Mae, Inc. (a)	1,261	126,440
EMC Insurance Group, Inc.	324	9,091
EMCOR Group, Inc.	2,319	145,981
EMCORE Corp.	1,023	9,207
Emergent BioSolutions, Inc. (a)	1,212	35,196
Emerson Electric Co.	12,356	739,630
Empire Resorts, Inc. (a)	88	2,134
Empire State Realty Trust, Inc. Class A	10,015	206,710
Employers Holdings, Inc.	1,200	45,540
Enanta Pharmaceuticals, Inc. (a)	630	19,404
Encore Capital Group, Inc. (a)	941	28,983
Encore Wire Corp.	799	36,754
Endocyte, Inc. (a)	1,712	4,400
Endologix, Inc. (a) (b)	3,120	22,589
Endurance International Group Holdings, Inc. (a)	2,312	18,149
Energen Corp. (a)	3,519	191,574
Energizer Holdings, Inc.	2,170	120,977
Energous Corp. (a) (b)	581	9,064
Energy Recovery, Inc. (a)	1,194	9,934
EnerNOC, Inc. (a)	1,049	6,294
EnerSys	1,674	132,146
Engility Holdings, Inc. (a)	714	20,663
Ennis, Inc.	1,012	17,204
Enova International, Inc. (a)	1,048	15,563
EnPro Industries, Inc.	814	57,924
The Ensign Group, Inc.	1,776	33,389
Entegris, Inc. (a)	5,435	127,179
Entellus Medical, Inc. (a)	293	4,043
Entercom Communications Corp. Class A	1,031	14,743
Entergy Corp.	6,468	491,309
Enterprise Bancorp, Inc.	362	12,583
Enterprise Financial Services Corp.	836	35,446
Entravision Communications Corp. Class A	2,297	14,241
Envestnet, Inc. (a)	1,576	50,905
Envision Healthcare Corp. (a)	4,178	256,195
Enzo Biochem, Inc. (a)	1,549	12,965
EOG Resources, Inc.	10,604	1,034,420
EP Energy Corp. Class A (a) (b)	1,528	7,258
EPAM Systems, Inc. (a)	1,860	140,467
Epizyme, Inc. (a)	1,624	27,852

The accompanying notes are an integral part of the financial statements.

64

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ePlus, Inc. (a)	251	$33,898
EPR Properties	5,195	382,508
EQT Corp.	6,165	376,681
Equifax, Inc.	4,229	578,273
Equinix, Inc.	2,703	1,082,200
Equity Bancshares, Inc. Class A (a)	209	6,640
Equity Commonwealth (a)	10,361	323,470
Equity LifeStyle Properties, Inc.	6,400	493,184
Equity Residential	23,788	1,480,089
Era Group, Inc. (a)	760	10,078
Erie Indemnity Co. Class A	862	105,767
Escalade, Inc.	406	5,237
ESCO Technologies, Inc.	957	55,602
Esperion Therapeutics, Inc. (a)	556	19,632
ESSA Bancorp, Inc.	309	4,505
Essendant, Inc.	1,476	22,361
Essex Property Trust, Inc.	5,446	1,260,912
The Estee Lauder Cos., Inc. Class A	4,175	353,998
Esterline Technologies Corp. (a)	1,138	97,925
Ethan Allen Interiors, Inc.	984	30,160
Etsy, Inc. (a)	3,962	42,116
Euronet Worldwide, Inc. (a)	1,760	150,515
EverBank Financial Corp.	3,763	73,303
Everbridge, Inc. (a)	304	6,241
Evercore Partners, Inc. Class A	1,496	116,538
Eversource Energy	11,438	672,326
Evolent Health, Inc. Class A (a)	557	12,421
Evolution Petroleum Corp.	982	7,856
Exa Corp. (a)	545	6,922
Exact Sciences Corp. (a) (b)	4,060	95,897
Exactech, Inc. (a)	406	10,231
Exar Corp. (a)	1,637	21,297
EXCO Resources, Inc. (a)	5,532	3,429
Exelixis, Inc. (a)	8,744	189,482
Exelon Corp.	17,107	615,510
Exlservice Holdings, Inc. (a)	1,234	58,442
The ExOne Co. (a) (b)	429	4,372
Expedia, Inc.	4,292	541,522
Expeditors International of Washington, Inc.	6,517	368,145
Exponent, Inc.	968	57,644
Express Scripts Holding Co. (a)	11,581	763,304
Express, Inc. (a)	2,944	26,820
Extended Stay America, Inc.	2,601	41,460
Exterran Corp. (a)	1,252	39,375
Extra Space Storage, Inc.	9,882	735,122
Extraction Oil & Gas, Inc. (a)	1,404	26,044
Extreme Networks, Inc. (a)	4,108	30,851
Exxon Mobil Corp.	62,496	5,125,297
EZCORP, Inc. Class A (a)	1,996	16,267
F5 Networks, Inc. (a)	2,409	343,451
Facebook, Inc. Class A (a)	33,627	4,776,715
FactSet Research Systems, Inc.	1,450	239,119

	Number of Shares	Value
Fair Isaac Corp.	1,201	$154,869
Fairmount Santrol Holdings, Inc. (a)	3,388	24,834
FairPoint Communications, Inc. (a)	854	14,176
Farmer Brothers Co. (a)	308	10,888
Farmers Capital Bank Corp.	285	11,514
Farmers National Banc Corp.	986	14,149
Farmland Partners, Inc.	1,037	11,583
FARO Technologies, Inc. (a)	658	23,524
Fastenal Co.	10,317	531,325
FB Financial Corp. (a) (b)	237	8,380
FBL Financial Group, Inc. Class A	389	25,460
FBR & Co.	200	3,610
FCB Financial Holdings, Inc. Class A (a)	1,131	56,041
Federal Agricultural Mortgage Corp. Class C	341	19,631
Federal Realty Investment Trust	5,912	789,252
Federal Signal Corp.	2,362	32,619
Federated Investors, Inc. Class B	3,298	86,869
Federated National Holding Co.	496	8,645
FedEx Corp.	4,813	939,257
FelCor Lodging Trust, Inc.	11,699	87,859
Ferro Corp. (a)	3,114	47,302
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	3,141	-
FibroGen, Inc. (a)	1,976	48,708
Fidelity & Guaranty Life (b)	450	12,510
Fidelity National Information Services, Inc.	11,653	927,812
Fidelity Southern Corp.	821	18,374
Fiesta Restaurant Group, Inc. (a)	1,053	25,483
Fifth Street Asset Management, Inc.	128	589
Fifth Third Bancorp	27,490	698,246
Financial Engines, Inc.	2,051	89,321
Financial Institutions, Inc.	546	17,991
Finisar Corp. (a)	4,134	113,024
The Finish Line, Inc. Class A	1,522	21,658
FireEye, Inc. (a) (b)	5,345	67,400
First American Financial Corp.	3,764	147,850
First Bancorp	778	22,788
First Bancorp, Inc.	400	10,900
First Busey Corp.	1,215	35,721
First Business Financial Services, Inc.	315	8,177
First Citizens BancShares, Inc. Class A	289	96,922
First Commonwealth Financial Corp.	3,314	43,944
First Community Bancshares, Inc.	617	15,406
First Community Financial Partners, Inc. (a)	532	6,783
First Connecticut Bancorp, Inc.	547	13,566
First Data Corp. Class A (a)	11,488	178,064
First Defiance Financial Corp.	349	17,279
First Financial Bancorp	2,335	64,096
First Financial Bankshares, Inc.	2,450	98,245

The accompanying notes are an integral part of the financial statements.

65

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Financial Corp.	393	$18,668
First Financial Northwest, Inc.	236	4,170
First Foundation, Inc. (a)	1,050	16,286
First Hawaiian, Inc.	863	25,821
First Horizon National Corp.	8,136	150,516
First Industrial Realty Trust, Inc.	9,969	265,474
First Internet Bancorp	212	6,254
First Interstate BancSystem, Inc. Class A	778	30,848
First Merchants Corp.	1,544	60,710
First Mid-Illinois Bancshares, Inc.	311	10,524
First Midwest Bancorp, Inc.	3,418	80,938
First NBC Bank Holding Co. (a) (b)	613	2,452
First Northwest Bancorp (a)	429	6,650
The First of Long Island Corp.	846	22,884
First Potomac Realty Trust	4,982	51,215
First Republic Bank	5,507	516,612
First Solar, Inc. (a) (b)	2,671	72,384
FirstCash, Inc.	1,826	89,748
FirstEnergy Corp.	15,237	484,841
Fiserv, Inc. (a)	7,959	917,752
Fitbit, Inc. Class A (a) (b)	4,450	26,344
Five Below, Inc. (a)	2,056	89,045
Five Prime Therapeutics, Inc. (a)	1,022	36,945
Five9, Inc. (a)	1,312	21,596
Flagstar Bancorp, Inc. (a)	825	23,257
FleetCor Technologies, Inc. (a)	3,281	496,842
Flex Pharma, Inc. (a)	446	1,962
Flexion Therapeutics, Inc. (a)	1,066	28,686
Flexsteel Industries, Inc.	258	13,003
FLIR Systems, Inc.	5,029	182,452
Flotek Industries, Inc. (a) (b)	2,140	27,371
Flowers Foods, Inc.	6,099	118,382
Flowserve Corp.	4,702	227,671
Fluidigm Corp. (a)	1,046	5,952
Fluor Corp.	5,022	264,258
Flushing Financial Corp.	1,098	29,503
FMC Corp.	4,839	336,746
FNB Corp.	12,151	180,685
FNF Group	9,421	366,854
FNFV Group (a)	2,603	34,490
Fogo De Chao, Inc. (a)	90	1,463
Foot Locker, Inc.	4,841	362,155
Ford Motor Co.	74,904	871,883
Forest City Realty Trust, Inc.	19,045	414,800
Forestar Group, Inc. (a)	1,611	21,990
FormFactor, Inc. (a)	2,726	32,303
Forrester Research, Inc.	395	15,701
Forterra, Inc. (a)	673	13,124
Fortinet, Inc. (a)	5,115	196,160
Fortive Corp.	5,837	351,504
Fortress Biotech, Inc. (a) (b)	935	3,460
Fortune Brands Home & Security, Inc.	5,495	334,371
Forum Energy Technologies, Inc. (a)	2,424	50,177

	Number of Shares	Value
Forward Air Corp.	1,119	$53,231
Fossil Group, Inc. (a)	1,569	27,379
Foundation Building Materials, Inc. (a)	496	7,921
Foundation Medicine, Inc. (a) (b)	458	14,771
Four Corners Property Trust, Inc.	5,135	117,232
Fox Factory Holding Corp. (a)	886	25,428
Francesca’s Holdings Corp. (a)	1,514	23,240
Franklin Covey Co. (a)	400	8,080
Franklin Electric Co., Inc.	1,757	75,639
Franklin Financial Network, Inc. (a)	439	17,011
Franklin Resources, Inc.	6,948	292,789
Franklin Street Properties Corp.	8,617	104,610
Fred’s, Inc. Class A (b)	1,406	18,419
Freeport-McMoRan, Inc. (a)	47,472	634,226
FreightCar America, Inc.	469	5,877
Freshpet, Inc. (a)	877	9,647
Frontier Communications Corp. (b)	41,251	88,277
FRP Holdings, Inc. (a)	247	9,880
FTD Cos., Inc. (a)	696	14,017
FTI Consulting, Inc. (a)	1,583	65,172
FuelCell Energy, Inc. (a) (b)	1,131	1,555
Fulton Financial Corp.	6,538	116,703
FutureFuel Corp.	992	14,067
G-III Apparel Group Ltd. (a)	1,609	35,221
Gaia, Inc. (a)	173	1,721
Gain Capital Holdings, Inc.	1,452	12,095
Galena Biopharma, Inc. (a)	776	473
GAMCO Investors, Inc. Class A	173	5,119
GameStop Corp. Class A (b)	3,610	81,405
Gaming and Leisure Properties, Inc.	16,332	545,815
Gannett Co., Inc.	4,401	36,880
The Gap, Inc.	7,856	190,822
Gartner, Inc. (a)	2,877	310,687
GATX Corp. (b)	1,569	95,646
GCP Applied Technologies, Inc. (a)	2,720	88,808
Gencor Industries, Inc. (a)	281	4,201
Gener8 Maritime, Inc. (a) (b)	1,547	8,771
Generac Holdings, Inc. (a)	2,362	88,055
General Cable Corp.	1,796	32,238
General Communication, Inc. Class A (a)	1,065	22,152
General Dynamics Corp.	4,706	880,963
General Electric Co.	130,609	3,892,148
General Mills, Inc.	11,465	676,550
General Motors Co.	27,039	956,099
Genesco, Inc. (a)	771	42,752
Genesee & Wyoming, Inc. Class A (a)	2,162	146,713
Genesis Healthcare, Inc. (a)	1,140	3,010
Genie Energy Ltd. Class B	378	2,737
GenMark Diagnostics, Inc. (a)	1,615	20,704
Genomic Health, Inc. (a)	729	22,956
Gentex Corp.	10,369	221,171
Gentherm, Inc. (a)	1,373	53,890

The accompanying notes are an integral part of the financial statements.

66

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genuine Parts Co.	5,240	$484,228
Genworth Financial, Inc. Class A (a)	19,182	79,030
The Geo Group, Inc.	3,115	144,443
Geospace Technologies Corp. (a)	518	8,407
German American Bancorp Inc.	562	26,605
Geron Corp. (a) (b)	5,757	13,068
Getty Realty Corp.	2,193	55,417
GGP, Inc.	44,525	1,032,089
Gibraltar Industries, Inc. (a)	1,191	49,069
Gigamon, Inc. (a)	1,211	43,051
GigPeak, Inc. (a)	2,294	7,066
Gilead Sciences, Inc.	19,855	1,348,552
Glacier Bancorp, Inc.	2,924	99,211
Gladstone Commercial Corp.	901	18,624
Glaukos Corp. (a)	664	34,063
Global Blood Therapeutics, Inc. (a)	768	28,301
Global Brass & Copper Holdings, Inc.	836	28,758
Global Eagle Entertainment, Inc. (a)	1,708	5,449
Global Medical REIT, Inc. (b)	463	4,204
Global Net Lease, Inc. (b)	5,244	126,276
Global Payments, Inc.	5,498	443,579
Global Water Resources, Inc.	56	487
Globalstar, Inc. (a) (b)	14,775	23,640
Globus Medical, Inc. Class A (a)	2,679	79,352
Glu Mobile, Inc. (a)	4,063	9,223
GlycoMimetics, Inc. (a)	691	3,752
GMS, Inc. (a)	277	9,706
GNC Holdings, Inc. Class A (b)	2,718	20,004
GoDaddy, Inc. Class A (a)	1,644	62,308
Gogo, Inc. (a) (b)	2,172	23,892
Gold Resource Corp.	1,718	7,765
Golden Entertainment, Inc.	408	5,398
The Goldman Sachs Group, Inc.	7,443	1,709,806
The Goodyear Tire & Rubber Co.	9,050	325,800
GoPro, Inc. Class A (a) (b)	3,778	32,869
The Gorman-Rupp Co.	697	21,886
Government Properties Income Trust	5,992	125,413
GP Strategies Corp. (a)	503	12,726
Graco, Inc.	1,951	183,667
Graham Corp.	370	8,510
Graham Holdings Co. Class B	153	91,731
Gramercy Property Trust	12,049	316,889
Grand Canyon Education, Inc. (a)	1,723	123,384
Granite Construction, Inc.	1,518	76,188
Graphic Packaging Holding Co.	11,260	144,916
Gray Television, Inc. (a)	2,545	36,903
Great Ajax Corp.	582	7,595
Great Lakes Dredge & Dock Corp. (a)	2,338	9,352
Great Plains Energy, Inc.	7,613	222,452
Great Southern Bancorp, Inc.	425	21,463
Great Western Bancorp, Inc.	2,256	95,677
Green Bancorp, Inc. (a)	813	14,471
Green Brick Partners, Inc. (a)	915	9,104

	Number of Shares	Value
Green Dot Corp. Class A (a)	1,679	$56,011
Green Plains, Inc.	1,328	32,868
The Greenbrier Cos., Inc. (b)	1,018	43,876
Greenhill & Co., Inc.	1,102	32,289
Greif, Inc.	229	14,954
Greif, Inc. Class A	971	53,492
Griffon Corp.	1,201	29,605
Group 1 Automotive, Inc.	789	58,449
Groupon, Inc. (a)	12,930	50,815
GrubHub, Inc. (a) (b)	3,108	102,222
GTT Communications, Inc. (a)	1,045	25,446
Guaranty Bancorp	663	16,144
Guess?, Inc.	2,419	26,972
Guidance Software, Inc. (a)	879	5,186
Guidewire Software, Inc. (a)	2,555	143,923
Gulfport Energy Corp. (a)	5,665	97,381
H&E Equipment Services, Inc.	1,250	30,650
H&R Block, Inc.	7,422	172,561
H.B. Fuller Co.	1,921	99,047
The Habit Restaurants, Inc. Class A (a)	531	9,399
The Hackett Group, Inc.	891	17,366
Haemonetics Corp. (a)	1,969	79,882
The Hain Celestial Group, Inc. (a)	3,594	133,697
Halliburton Co.	16,532	813,540
Hallmark Financial Services, Inc. (a)	539	5,956
Halozyme Therapeutics, Inc. (a)	4,126	53,473
Halyard Health, Inc. (a)	1,794	68,333
Hancock Holding Co.	3,218	146,580
Handy & Harman Ltd. (a)	103	2,802
Hanesbrands, Inc. (b)	13,567	281,651
Hanmi Financial Corp.	1,164	35,793
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,764	35,633
The Hanover Insurance Group, Inc.	1,492	134,370
HarborOne Bancorp, Inc. (a)	474	9,001
Hardinge, Inc.	511	5,744
Harley-Davidson, Inc.	6,490	392,645
Harmonic, Inc. (a)	3,037	18,070
Harris Corp.	4,464	496,709
Harsco Corp. (a)	3,009	38,365
The Hartford Financial Services Group, Inc.	13,228	635,870
Hasbro, Inc.	4,034	402,674
Haverty Furniture Cos., Inc.	735	17,897
Hawaiian Electric Industries, Inc.	3,792	126,312
Hawaiian Holdings, Inc. (a)	2,027	94,154
Hawaiian Telcom Holdco, Inc. (a)	233	5,338
Hawkins, Inc.	378	18,522
Haynes International, Inc.	493	18,793
HC2 Holdings, Inc. (a)	1,300	8,060
HCA Holdings, Inc. (a)	5,915	526,376
HCI Group, Inc.	343	15,634
HCP, Inc.	38,479	1,203,623

The accompanying notes are an integral part of the financial statements.

67

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HD Supply Holdings, Inc. (a)	7,236	$297,580
Headwaters, Inc. (a)	2,771	65,063
Healthcare Realty Trust, Inc.	9,934	322,855
Healthcare Services Group, Inc.	2,707	116,645
Healthcare Trust of America, Inc. Class A	11,400	358,644
HealthEquity, Inc. (a)	1,654	70,212
HealthSouth Corp.	3,419	146,367
HealthStream, Inc. (a)	1,019	24,690
Heartland Express, Inc.	1,812	36,331
Heartland Financial USA, Inc.	866	43,257
Hecla Mining Co.	14,634	77,414
HEICO Corp.	686	59,819
HEICO Corp. Class A	1,350	101,250
Heidrick & Struggles International, Inc.	726	19,130
Helix Energy Solutions Group, Inc. (a)	5,162	40,109
Helmerich & Payne, Inc. (b)	3,572	237,788
Hemisphere Media Group, Inc. (a)	147	1,727
Hennessy Advisors, Inc.	211	3,547
Henry Schein, Inc. (a)	2,932	498,352
Herc Holdings, Inc. (a)	849	41,508
Heritage Commerce Corp.	1,028	14,495
Heritage Financial Corp.	1,161	28,735
Heritage Insurance Holdings, Inc.	1,053	13,447
Heritage Oaks Bancorp	939	12,536
Heritage-Crystal Clean, Inc. (a)	500	6,850
Herman Miller, Inc.	2,292	72,313
Heron Therapeutics, Inc. (a) (b)	1,657	24,855
Hersha Hospitality Trust	3,227	60,635
The Hershey Co.	5,012	547,561
Hertz Global Holdings, Inc. (a) (b)	2,548	44,692
Heska Corp. (a)	242	25,405
Hess Corp.	10,071	485,523
Hewlett Packard Enterprise Co.	33,298	789,163
Hexcel Corp.	3,402	185,579
HFF, Inc. Class A	1,345	37,216
Hibbett Sports, Inc. (a)	828	24,426
Highwoods Properties, Inc.	8,196	402,669
Hill International, Inc. (a)	1,258	5,221
Hill-Rom Holdings, Inc.	2,311	163,157
Hillenbrand, Inc.	2,259	80,985
Hilltop Holdings, Inc.	2,866	78,729
Hilton Grand Vacations, Inc. (a)	1,872	53,652
Hilton Worldwide Holdings, Inc.	6,241	364,849
Hingham Institution for Savings	52	9,196
HMS Holdings Corp. (a)	3,202	65,097
HNI Corp.	1,743	80,335
HollyFrontier Corp.	5,723	162,190
Hologic, Inc. (a)	9,995	425,287
Home Bancorp Inc.	224	7,560
Home BancShares, Inc.	4,650	125,875
The Home Depot, Inc.	18,662	2,740,141

	Number of Shares	Value
HomeStreet, Inc. (a)	938	$26,217
HomeTrust Bancshares, Inc. (a)	653	15,346
Honeywell International, Inc.	11,395	1,422,894
Hooker Furniture Corp.	452	14,035
Hope Bancorp, Inc.	4,921	94,336
Horace Mann Educators Corp.	1,543	63,340
Horizon Bancorp	777	20,373
Horizon Global Corp. (a)	723	10,035
Hormel Foods Corp.	9,794	339,166
Hornbeck Offshore Services, Inc. (a) (b)	1,271	5,631
Hortonworks, Inc. (a)	1,606	15,755
Hospitality Properties Trust	13,645	430,227
Host Hotels & Resorts, Inc.	61,494	1,147,478
Houghton Mifflin Harcourt Co. (a)	4,678	47,482
Houlihan Lokey, Inc.	806	27,767
Hovnanian Enterprises, Inc. Class A (a)	4,802	10,901
The Howard Hughes Corp. (a)	1,276	149,611
HP, Inc.	33,353	596,352
HRG Group, Inc. (a)	4,561	88,119
HSN, Inc.	1,167	43,296
Hub Group, Inc. Class A (a)	1,265	58,696
Hubbell, Inc.	1,996	239,620
HubSpot, Inc. (a)	1,101	66,666
Hudson Pacific Properties, Inc.	11,914	412,701
Humana, Inc.	2,873	592,240
Huntington Bancshares, Inc.	38,476	515,194
Huntington Ingalls Industries, Inc.	1,675	335,402
Huntsman Corp.	6,997	171,706
Hurco Cos., Inc.	246	7,651
Huron Consulting Group, Inc. (a)	803	33,806
Hyatt Hotels Corp. Class A (a)	1,177	63,534
Hyster-Yale Materials Handling, Inc.	372	20,977
IAC/InterActiveCorp (a)	2,579	190,124
IBERIABANK Corp.	1,939	153,375
ICF International, Inc. (a)	664	27,423
Iconix Brand Group, Inc. (a)	1,705	12,822
ICU Medical, Inc. (a)	565	86,275
IDACORP, Inc.	1,954	162,104
Idera Pharmaceuticals, Inc. (a)	3,497	8,638
IDEX Corp.	2,783	260,238
IDEXX Laboratories, Inc. (a)	3,182	491,969
IDT Corp. Class B	685	8,713
IES Holdings, Inc. (a)	310	5,611
Ignyta, Inc. (a)	1,151	9,899
II-VI, Inc. (a)	2,286	82,410
ILG, Inc.	4,275	89,604
Illinois Tool Works, Inc.	5,679	752,297
Illumina, Inc. (a)	5,247	895,348
Immersion Corp. (a)	1,153	9,985
Immune Design Corp. (a)	754	5,127
ImmunoGen, Inc. (a) (b)	3,292	12,740

The accompanying notes are an integral part of the financial statements.

68

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Immunomedics, Inc. (a) (b)	3,717	$24,049
Impac Mortgage Holdings, Inc. (a) (b)	381	4,747
Impax Laboratories, Inc. (a)	2,718	34,383
Imperva, Inc. (a)	1,081	44,375
Impinj, Inc. (a) (b)	207	6,266
INC Research Holdings, Inc. Class A (a)	1,597	73,222
Incyte Corp. (a)	5,825	778,628
Independence Contract Drilling, Inc. (a)	1,173	6,463
Independence Holding Co.	292	5,431
Independence Realty Trust, Inc.	2,223	20,830
Independent Bank Corp.	983	63,895
Independent Bank Corp.	799	16,539
Independent Bank Group, Inc.	439	28,228
Infinera Corp. (a) (b)	5,303	54,250
Infinity Pharmaceuticals, Inc. (a)	2,048	6,615
Infinity Property & Casualty Corp.	426	40,683
Information Services Group, Inc. (a)	1,203	3,789
InfraREIT, Inc. (a)	1,574	28,332
Ingevity Corp. (a)	1,634	99,429
Ingles Markets, Inc. Class A	552	23,819
Ingredion, Inc.	2,580	310,709
InnerWorkings, Inc. (a)	1,524	15,179
Innophos Holdings, Inc.	714	38,535
Innospec, Inc.	899	58,210
Innoviva, Inc. (a) (b)	2,992	41,379
Inogen, Inc. (a)	610	47,312
Inotek Pharmaceuticals Corp. (a) (b)	683	1,366
Inovalon Holdings, Inc. Class A (a) (b)	2,084	26,258
Inovio Pharmaceuticals, Inc. (a) (b)	2,441	16,159
Inphi Corp. (a) (b)	1,538	75,085
Insight Enterprises, Inc. (a)	1,386	56,951
Insmed, Inc. (a)	2,324	40,693
Insperity, Inc.	586	51,949
Installed Building Products, Inc. (a)	797	42,042
Insteel Industries, Inc.	695	25,117
Instructure, Inc. (a)	376	8,798
Insulet Corp. (a)	2,222	95,746
Insys Therapeutics, Inc. (a) (b)	856	8,997
Integer Holdings Corp. (a)	1,137	45,707
Integra LifeSciences Holdings Corp. (a)	2,340	98,584
Integrated Device Technology, Inc. (a)	5,178	122,563
Intel Corp.	70,830	2,554,838
Intellia Therapeutics, Inc. (a)	273	3,847
Inter Parfums, Inc.	696	25,439
Interactive Brokers Group, Inc. Class A	2,231	77,460
Intercept Pharmaceuticals, Inc. (a) (b)	579	65,485
Intercontinental Exchange, Inc.	11,343	679,105
InterDigital, Inc.	1,330	114,779
Interface, Inc.	2,417	46,044

	Number of Shares	Value
International Bancshares Corp.	2,089	$73,951
International Business Machines Corp.	13,175	2,294,294
International Flavors & Fragrances, Inc.	2,856	378,506
International Paper Co.	14,770	750,021
International Speedway Corp. Class A	962	35,546
The Interpublic Group of Cos., Inc.	14,415	354,177
Intersect ENT, Inc. (a)	941	16,138
INTL. FCStone, Inc. (a)	587	22,283
Intra-Cellular Therapies, Inc. (a)	1,370	22,263
Intrawest Resorts Holdings, Inc. (a)	633	15,831
Intrexon Corp. (a) (b)	1,954	38,728
Intuit, Inc.	4,697	544,805
Intuitive Surgical, Inc. (a)	1,353	1,037,034
Invacare Corp.	1,267	15,077
InvenSense, Inc. (a)	3,035	38,332
Inventure Foods, Inc. (a)	741	3,275
Invesco Mortgage Capital, Inc.	4,288	66,121
Investment Technology Group, Inc.	1,300	26,325
Investors Bancorp, Inc.	11,357	163,314
Investors Real Estate Trust	10,464	62,052
Investors Title Co.	55	8,698
Invitae Corp. (a)	1,128	12,476
Invitation Homes, Inc. (a)	6,953	151,784
InVivo Therapeutics Holdings Corp. (a) (b)	834	3,378
Ionis Pharmaceuticals, Inc. (a) (b)	4,409	177,242
IPG Photonics Corp. (a)	1,247	150,513
iRadimed Corp. (a)	13	116
iRhythm Technologies, Inc. (a)	283	10,641
IRIDEX Corp. (a)	319	3,787
Iridium Communications, Inc. (a) (b)	3,260	31,459
iRobot Corp. (a) (b)	1,023	67,661
Iron Mountain, Inc.	9,368	334,157
Ironwood Pharmaceuticals, Inc. (a)	5,015	85,556
Isle of Capri Casinos, Inc. (a)	979	25,806
Isramco, Inc. (a)	23	2,694
iStar, Inc. (a)	2,494	29,429
Itron, Inc. (a)	1,283	77,878
ITT, Inc.	3,189	130,813
Ixia (a)	2,414	47,435
IXYS Corp.	977	14,215
J Alexander’s Holdings, Inc. (a)	526	5,286
J&J Snack Foods Corp.	575	77,947
J.B. Hunt Transport Services, Inc.	3,187	292,375
The J.M. Smucker Co.	4,139	542,540
j2 Global, Inc.	1,815	152,297
Jabil Circuit, Inc.	6,601	190,901
Jack Henry & Associates, Inc.	2,856	265,894
Jack in the Box, Inc.	1,261	128,269
Jacobs Engineering Group, Inc.	4,322	238,920
Jagged Peak Energy, Inc. (a)	1,226	15,987
JAKKS Pacific, Inc. (a) (b)	588	3,234

The accompanying notes are an integral part of the financial statements.

69

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jamba, Inc. (a) (b)	500	$4,525
Janus Capital Group, Inc.	5,509	72,719
JC Penney Co., Inc. (a) (b)	10,862	66,910
JELD-WEN Holding, Inc. (a)	970	31,865
JetBlue Airways Corp. (a)	11,625	239,591
Jive Software, Inc. (a)	2,198	9,451
John B Sanfilippo & Son, Inc. (b)	338	24,738
John Bean Technologies Corp.	1,202	105,716
John Wiley & Sons, Inc. Class A	1,567	84,305
Johnson & Johnson	41,185	5,129,592
Johnson Outdoors, Inc. Class A	192	7,008
Jones Energy, Inc. Class A (a) (b)	1,963	5,005
Jones Lang LaSalle, Inc.	1,651	184,004
Jounce Therapeutics, Inc. (a)	247	5,432
Joy Global, Inc.	3,725	105,231
JP Morgan Chase & Co.	54,551	4,791,760
Juniper Networks, Inc.	13,389	372,616
Juno Therapeutics, Inc. (a) (b)	2,217	49,195
K12, Inc. (a)	1,335	25,565
K2M Group Holdings, Inc. (a)	1,025	21,023
Kadant, Inc.	420	24,927
Kaiser Aluminum Corp.	669	53,453
Kaman Corp.	1,043	50,200
Kansas City Southern	3,865	331,462
KapStone Paper and Packaging Corp.	3,315	76,577
KAR Auction Services, Inc.	5,021	219,267
Karyopharm Therapeutics, Inc. (a)	931	11,954
Kate Spade & Co. (a)	4,518	104,953
KB Home	3,166	62,940
KBR, Inc.	5,037	75,706
KCG Holdings, Inc. Class A (a)	1,544	27,530
Keane Group, Inc. (a)	1,194	17,074
Kearny Financial Corp.	3,294	49,575
Kellogg Co.	8,951	649,932
Kelly Services, Inc. Class A	1,147	25,073
Kemper Corp.	1,511	60,289
Kennametal, Inc.	3,043	119,377
Kennedy-Wilson Holdings, Inc.	3,159	70,130
Keryx Biopharmaceuticals, Inc. (a) (b)	3,171	19,533
KeyCorp	38,794	689,757
Keysight Technologies, Inc. (a)	6,212	224,502
The KeyW Holding Corp. (a)	1,702	16,067
Kforce, Inc.	973	23,109
Kilroy Realty Corp.	7,979	575,126
Kimball Electronics, Inc. (a)	1,111	18,831
Kimball International, Inc. Class B	1,462	24,123
Kimberly-Clark Corp.	6,929	912,064
Kimco Realty Corp.	34,425	760,448
Kinder Morgan, Inc.	37,103	806,619
Kindred Healthcare, Inc.	3,362	28,073
Kinsale Capital Group, Inc.	247	7,914
Kirby Corp. (a)	1,863	131,435
Kirkland’s, Inc. (a)	581	7,204

	Number of Shares	Value
Kite Pharma, Inc. (a)	1,669	$131,000
Kite Realty Group Trust	7,045	151,467
KLA-Tencor Corp.	5,584	530,871
KLX, Inc. (a)	2,029	90,696
KMG Chemicals, Inc.	356	16,401
Knight Transportation, Inc.	2,569	80,538
Knoll, Inc.	1,807	43,025
Knowles Corp. (a) (b)	3,357	63,615
Kohl’s Corp.	6,169	245,588
Kona Grill, Inc. (a) (b)	361	2,274
Kopin Corp. (a)	2,451	10,049
Koppers Holdings, Inc. (a)	745	31,551
Korn/Ferry International	2,182	68,711
The Kraft Heinz Co.	8,855	804,123
Kraton Corp. (a)	1,173	36,269
Kratos Defense & Security Solutions, Inc. (a)	2,573	20,018
The Kroger Co.	18,334	540,670
Kronos Worldwide, Inc.	869	14,278
KVH Industries, Inc. (a)	588	4,939
L Brands, Inc.	8,777	413,397
L3 Technologies, Inc.	2,745	453,721
La Jolla Pharmaceutical Co. (a) (b)	492	14,686
La Quinta Holdings, Inc. (a)	3,172	42,885
La-Z-Boy, Inc.	1,859	50,193
Laboratory Corp. of America Holdings (a)	3,660	525,100
Ladder Capital Corp.	1,600	23,104
Ladenburg Thalmann Financial Services, Inc. (a)	4,008	9,940
Lakeland Bancorp, Inc.	1,536	30,106
Lakeland Financial Corp.	899	38,765
Lam Research Corp.	5,742	737,043
Lamar Advertising Co. Class A	2,990	223,473
Lamb Weston Holdings, Inc.	5,233	220,100
Lancaster Colony Corp.	723	93,151
Landauer, Inc.	379	18,476
Landec Corp. (a)	1,026	12,312
Lands’ End, Inc. (a)	590	12,656
Landstar System, Inc.	1,489	127,533
Lannett Co., Inc. (a) (b)	1,077	24,071
Laredo Petroleum, Inc. (a)	5,071	74,037
Las Vegas Sands Corp.	7,001	399,547
LaSalle Hotel Properties	9,262	268,135
Lattice Semiconductor Corp. (a)	4,754	32,898
Laureate Education, Inc. Class A (a)	1,357	19,364
Lawson Products, Inc. (a)	197	4,423
Layne Christensen Co. (a)	707	6,250
LCI Industries	912	91,018
LCNB Corp.	343	8,181
Lear Corp.	2,493	352,959
LegacyTexas Financial Group, Inc.	1,693	67,551
Legg Mason, Inc.	3,487	125,916

The accompanying notes are an integral part of the financial statements.

70

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leggett & Platt, Inc.	4,790	$241,033
Leidos Holdings, Inc.	4,789	244,909
LeMaitre Vascular, Inc.	537	13,226
LendingClub Corp. (a)	12,620	69,284
LendingTree, Inc. (a)	252	31,588
Lennar Corp. Class A	6,507	333,093
Lennar Corp. Class B	350	14,630
Lennox International, Inc.	1,444	241,581
Leucadia National Corp.	11,846	307,996
Level 3 Communications, Inc. (a)	10,429	596,747
Lexicon Pharmaceuticals, Inc. (a) (b)	1,676	24,034
Lexington Realty Trust	19,971	199,311
LGI Homes, Inc. (a)	584	19,803
LHC Group, Inc. (a)	594	32,017
Libbey, Inc.	878	12,801
Liberty Broadband Corp. Class A (a)	897	76,326
Liberty Broadband Corp. Class C (a)	3,722	321,581
Liberty Expedia Holdings, Inc. Class A (a)	1,880	85,502
Liberty Interactive Corp. QVC Group Class A (a)	15,003	300,360
Liberty Media Corp-Liberty Braves Class A (a)	361	8,642
Liberty Media Corp-Liberty Braves Class C (a)	1,247	29,492
Liberty Media Corp-Liberty Formula One Class A (a)	906	29,626
Liberty Media Corp-Liberty Formula One Class C (a) (b)	1,743	59,523
Liberty Property Trust	12,208	470,618
Liberty SiriusXM Group Class A (a)	3,209	124,894
Liberty SiriusXM Group Class C (a)	6,634	257,267
Liberty Tax, Inc.	205	2,921
Liberty TripAdvisor Holdings, Inc. Class A (a)	2,730	38,493
Liberty Ventures Series A (a)	2,820	125,434
Life Storage, Inc.	3,892	319,611
LifePoint Health, Inc. (a)	1,323	86,656
Lifetime Brands, Inc.	432	8,683
Lifevantage Corp. (a)	536	2,878
Lifeway Foods, Inc. (a)	81	869
Ligand Pharmaceuticals, Inc. (a)	736	77,898
Limelight Networks, Inc. (a)	3,125	8,063
Limoneira Co.	446	9,326
Lincoln Electric Holdings, Inc.	2,157	187,357
Lincoln National Corp.	8,077	528,640
Lindblad Expeditions Holdings, Inc. (a)	587	5,260
Lindsay Corp.	420	37,010
Lion Biotechnologies, Inc. (a)	1,991	14,833
Lipocine, Inc. (a) (b)	902	3,518
Liquidity Services, Inc. (a)	916	7,328
Lithia Motors, Inc. Class A	912	78,113

	Number of Shares	Value
Littelfuse, Inc.	851	$136,083
Live Nation Entertainment, Inc. (a)	4,632	140,674
Live Oak Bancshares, Inc.	773	16,735
LivePerson, Inc. (a)	2,053	14,063
LKQ Corp. (a)	10,954	320,624
Lockheed Martin Corp.	4,906	1,312,846
Loews Corp.	10,013	468,308
LogMeIn, Inc.	2,001	195,097
Loral Space & Communications, Inc. (a)	506	19,936
Louisiana-Pacific Corp. (a)	5,577	138,421
Lowe’s Cos., Inc.	17,255	1,418,534
Loxo Oncology, Inc. (a)	637	26,805
LPL Financial Holdings, Inc.	3,034	120,844
LSB Industries, Inc. (a) (b)	809	7,588
LSC Communications, Inc.	919	23,122
LSI Industries, Inc.	820	8,274
LTC Properties, Inc.	3,327	159,363
Luby’s, Inc. (a)	505	1,571
Lululemon Athletica, Inc. (a)	3,537	183,464
Lumber Liquidators Holdings, Inc. (a)	995	20,885
Lumentum Holdings, Inc. (a)	1,937	103,339
Luminex Corp.	1,438	26,416
Lumos Networks Corp. (a)	743	13,151
Lydall, Inc. (a)	615	32,964
M&T Bank Corp.	5,362	829,662
M.D.C. Holdings, Inc.	1,568	47,118
M/I Homes, Inc. (a)	947	23,202
Macatawa Bank Corp.	1,040	10,275
The Macerich Co.	11,811	760,628
Mack-Cali Realty Corp.	7,619	205,256
MACOM Technology Solutions Holdings, Inc. (a)	1,201	58,008
Macquarie Infrastructure Corp.	2,728	219,822
MacroGenics, Inc. (a)	1,273	23,678
Macy’s, Inc.	11,038	327,166
The Madison Square Garden Co. Class A (a)	686	137,001
Magellan Health, Inc. (a)	892	61,593
MainSource Financial Group, Inc.	911	29,999
Malibu Boats, Inc. Class A (a)	723	16,231
Mammoth Energy Services, Inc. (a)	257	5,528
Manhattan Associates, Inc. (a)	2,531	131,739
The Manitowoc Co., Inc. (a)	5,039	28,722
Manning & Napier, Inc.	694	3,956
MannKind Corp. (a) (b)	2,550	3,774
ManpowerGroup, Inc.	2,383	244,424
ManTech International Corp. Class A	914	31,652
Marathon Oil Corp.	30,269	478,250
Marathon Petroleum Corp.	18,945	957,480
Marchex, Inc. Class B (a)	870	2,366
Marcus & Millichap, Inc. (a)	573	14,084
The Marcus Corp.	725	23,273

The accompanying notes are an integral part of the financial statements.

71

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marine Products Corp.	251	$2,728
MarineMax, Inc. (a)	951	20,589
Markel Corp. (a)	488	476,220
MarketAxess Holdings, Inc.	1,330	249,362
Marlin Business Services Corp.	332	8,549
Marriott International, Inc. Class A	11,581	1,090,699
Marriott Vacations Worldwide Corp.	857	85,640
Marsh & McLennan Cos., Inc.	10,053	742,816
Marten Transport Ltd.	901	21,128
Martin Marietta Materials, Inc.	2,269	495,209
Masco Corp.	12,009	408,186
Masimo Corp. (a)	1,573	146,698
MasTec, Inc. (a)	2,544	101,887
Mastercard, Inc. Class A	14,444	1,624,517
Matador Resources Co. (a) (b)	3,406	81,029
Match Group, Inc. (a) (b)	1,047	17,098
Materion Corp.	785	26,337
Matrix Service Co. (a)	1,052	17,358
Matson, Inc.	1,628	51,705
Mattel, Inc.	12,241	313,492
Matthews International Corp. Class A	1,227	83,007
Maxim Integrated Products, Inc.	10,133	455,580
MAXIMUS, Inc.	2,468	153,510
MaxLinear, Inc. Class A (a)	2,114	59,298
Maxwell Technologies, Inc. (a)	1,229	7,140
MB Financial, Inc.	2,900	124,178
MBIA, Inc. (a)	4,962	42,028
MBT Financial Corp.	696	7,900
MCBC Holdings, Inc.	265	4,285
McCormick & Co., Inc.	4,147	404,540
McDonald’s Corp.	12,464	1,615,459
McGrath RentCorp	928	31,153
McKesson Corp.	4,085	605,642
MDU Resources Group, Inc.	6,853	187,567
Mead Johnson Nutrition Co.	6,681	595,143
MedEquities Realty Trust, Inc.	797	8,934
Medical Properties Trust, Inc.	26,330	339,394
The Medicines Co. (a)	2,601	127,189
MediciNova, Inc. (a) (b)	1,005	6,020
Medidata Solutions, Inc. (a)	2,134	123,110
Medifast, Inc.	418	18,547
Medley Management, Inc. Class A	156	1,295
MEDNAX, Inc. (a)	3,319	230,272
Medpace Holdings, Inc. (a)	265	7,910
MeetMe, Inc. (a)	1,849	10,891
Mercantile Bank Corp.	632	21,741
Merchants Bancshares, Inc.	225	10,958
Merck & Co., Inc.	41,523	2,638,371
Mercury General Corp.	962	58,672
Mercury Systems, Inc. (a)	1,790	69,900
Meredith Corp.	1,448	93,541
Meridian Bancorp, Inc.	1,899	34,752
Meridian Bioscience, Inc.	1,670	23,046

	Number of Shares	Value
Merit Medical Systems, Inc. (a)	1,615	$46,674
Meritage Home Corp. (a)	1,447	53,250
Meritor, Inc. (a)	3,096	53,034
Merrimack Pharmaceuticals, Inc. (a) (b)	4,190	12,905
Mesa Laboratories, Inc.	119	14,601
Meta Financial Group, Inc.	326	28,851
Metaldyne Performance Group, Inc.	584	13,344
Methode Electronics, Inc.	1,384	63,110
MetLife, Inc.	17,941	947,644
Mettler-Toledo International, Inc. (a)	940	450,175
MFA Financial, Inc.	13,060	105,525
MGE Energy, Inc.	1,344	87,360
MGIC Investment Corp. (a)	13,083	132,531
MGM Resorts International	16,941	464,183
MGP Ingredients, Inc.	498	27,007
The Michaels Cos., Inc. (a)	3,282	73,484
Microchip Technology, Inc.	7,514	554,383
Micron Technology, Inc. (a)	37,243	1,076,323
Microsemi Corp. (a)	4,371	225,238
Microsoft Corp.	113,505	7,475,439
MicroStrategy, Inc. Class A (a)	364	68,359
Mid-America Apartment Communities, Inc.	9,280	944,147
Middleburg Financial Corp.	184	7,367
The Middleby Corp. (a)	2,041	278,494
Middlesex Water Co.	631	23,315
Midland States Bancorp, Inc.	127	4,368
MidWestOne Financial Group, Inc.	326	11,179
Milacron Holdings Corp. (a)	574	10,682
Miller Industries, Inc.	428	11,278
MiMedx Group, Inc. (a) (b)	4,104	39,111
MINDBODY, Inc. Class A (a)	572	15,701
Minerals Technologies, Inc.	1,330	101,878
Minerva Neurosciences, Inc. (a)	640	5,184
Mirati Therapeutics, Inc. (a)	800	4,160
Mistras Group, Inc. (a)	659	14,089
Mitek Systems, Inc. (a)	969	6,444
MKS Instruments, Inc.	2,042	140,387
Mobile Mini, Inc.	1,681	51,271
MobileIron, Inc. (a)	1,901	8,269
Model N, Inc. (a)	876	9,154
Modine Manufacturing Co. (a)	1,868	22,790
Moelis & Co.Class A	931	35,844
Mohawk Industries, Inc. (a)	2,206	506,255
Molina Healthcare, Inc. (a)	1,664	75,878
Molson Coors Brewing Co. Class B	6,201	593,498
Momenta Pharmaceuticals, Inc. (a)	2,465	32,908
Monarch Casino & Resort, Inc. (a)	421	12,436
Mondelez International, Inc. Class A	28,827	1,241,867
MoneyGram International, Inc. (a)	1,180	19,836
Monmouth Real Estate Investment Corp.	5,554	79,256

The accompanying notes are an integral part of the financial statements.

72

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monogram Residential Trust, Inc.	14,432	$143,887
Monolithic Power Systems, Inc.	1,501	138,242
Monotype Imaging Holdings, Inc.	1,612	32,401
Monro Muffler Brake, Inc.	1,195	62,260
Monsanto Co.	8,414	952,465
Monster Beverage Corp. (a)	8,057	371,992
Moody’s Corp.	6,058	678,738
Moog, Inc. Class A (a)	1,225	82,504
Morgan Stanley	27,531	1,179,428
Morningstar, Inc.	631	49,597
The Mosaic Co.	12,557	366,413
Motorcar Parts of America, Inc. (a)	709	21,788
Motorola Solutions, Inc.	5,915	509,991
Movado Group, Inc.	620	15,469
MRC Global, Inc. (a)	3,591	65,823
MSA Safety, Inc.	1,193	84,333
MSC Industrial Direct Co., Inc. Class A	1,600	164,416
MSCI, Inc.	3,099	301,192
MSG Networks, Inc. Class A (a)	2,254	52,631
MTGE Investment Corp.	1,816	30,418
MTS Systems Corp.	620	34,131
Mueller Industries, Inc.	2,173	74,382
Mueller Water Products, Inc. Class A	5,985	70,743
Multi-Color Corp.	503	35,713
Murphy Oil Corp.	5,763	164,764
Murphy USA, Inc. (a)	1,307	95,960
MutualFirst Financial, Inc.	213	6,720
Myers Industries, Inc.	860	13,631
MyoKardia, Inc. (a)	443	5,825
MYR Group, Inc. (a)	591	24,231
Myriad Genetics, Inc. (a) (b)	2,532	48,614
NACCO Industries, Inc. Class A	155	10,819
Nanometrics, Inc. (a)	942	28,693
NanoString Technologies, Inc. (a)	560	11,127
NantHealth, Inc. (a) (b)	332	1,647
NantKwest, Inc. (a) (b)	652	2,315
Nasdaq, Inc.	4,040	280,578
Natera, Inc. (a)	997	8,843
Nathan’s Famous, Inc. (a)	122	7,643
National Bank Holdings Corp. Class A	951	30,908
National Bankshares, Inc.	258	9,688
National Beverage Corp.	457	38,630
National CineMedia, Inc.	2,464	31,120
National Commerce Corp. (a)	331	12,115
National Fuel Gas Co.	2,602	155,131
National General Holdings Corp.	1,805	42,887
National Health Investors, Inc.	3,134	227,622
National HealthCare Corp.	413	29,447
National Instruments Corp.	3,651	118,877
National Oilwell Varco, Inc.	13,552	543,300
National Presto Industries, Inc.	193	19,725
National Research Corp. Class A	324	6,383

	Number of Shares	Value
National Retail Properties, Inc.	12,106	$528,064
National Storage Affiliates Trust	3,658	87,426
National Western Life Group, Inc. Class A	88	26,766
Nationstar Mortgage Holdings, Inc. (a) (b)	1,285	20,252
Natural Gas Services Group, Inc. (a)	489	12,738
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	263	2,733
Natural Health Trends Corp. (b)	261	7,543
Nature’s Sunshine Products, Inc.	336	3,360
Natus Medical, Inc. (a)	1,222	47,964
Nautilus, Inc. (a)	1,178	21,499
Navient Corp.	10,828	159,821
Navigant Consulting, Inc. (a)	1,779	40,668
The Navigators Group, Inc.	841	45,666
Navios Maritime Acquisition Corp.	3,151	5,420
Navistar International Corp. (a)	1,872	46,089
NBT Bancorp, Inc.	1,609	59,646
NCI Building Systems, Inc. (a)	1,076	18,453
NCI, Inc. Class A (a)	81	1,219
NCR Corp. (a)	4,362	199,256
Neenah Paper, Inc.	624	46,613
Neff Corp. Class A (a)	362	7,041
Nektar Therapeutics (a)	5,444	127,771
Nelnet, Inc. Class A	747	32,763
Neogen Corp. (a)	1,405	92,098
NeoGenomics, Inc. (a)	2,102	16,585
NeoPhotonics Corp. (a) (b)	1,035	9,325
Neos Therapeutics, Inc. (a)	662	4,766
NetApp, Inc.	9,755	408,247
Netflix, Inc. (a)	7,864	1,162,378
NETGEAR, Inc. (a)	1,239	61,392
NetScout Systems, Inc. (a)	3,450	130,927
Neurocrine Biosciences, Inc. (a)	3,035	131,415
NeuStar, Inc. Class A (a)	2,069	68,587
Nevro Corp. (a)	924	86,579
The New Home Co., Inc. (a)	499	5,220
New Jersey Resources Corp.	3,307	130,957
New Media Investment Group, Inc.	1,800	25,578
New Relic, Inc. (a)	875	32,436
New Residential Investment Corp.	11,433	194,132
New Senior Investment Group, Inc.	6,749	68,840
New York Community Bancorp, Inc.	17,090	238,747
New York Mortgage Trust, Inc.	3,989	24,612
The New York Times Co. Class A	4,748	68,371
Newell Brands, Inc.	16,890	796,701
Newfield Exploration Co. (a)	7,135	263,353
NewLink Genetics Corp. (a)	735	17,714
NewMarket Corp.	260	117,840
Newmont Mining Corp.	19,130	630,525
Newpark Resources, Inc. (a)	3,293	26,673
News Corp. Class A	13,945	181,285

The accompanying notes are an integral part of the financial statements.

73

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
News Corp. Class B	4,287	$57,875
NewStar Financial, Inc.	897	9,490
NexPoint Residential Trust, Inc.	712	17,202
Nexstar Media Group, Inc.	1,674	117,431
NextEra Energy, Inc.	8,887	1,140,824
NIC, Inc.	2,409	48,662
Nicolet Bankshares, Inc. (a)	293	13,871
NII Holdings, Inc. (a)	2,114	2,748
NIKE, Inc. Class B	19,771	1,101,838
Nimble Storage, Inc. (a)	2,508	31,350
NiSource, Inc.	11,718	278,771
NL Industries, Inc. (a)	142	916
NMI Holdings, Inc. Class A (a)	1,954	22,276
NN, Inc.	1,039	26,183
Noble Energy, Inc.	15,357	527,359
Noodles & Co. (a) (b)	687	3,950
Nordson Corp.	2,064	253,542
Nordstrom, Inc. (b)	4,512	210,124
Norfolk Southern Corp.	5,693	637,445
Northern Oil and Gas, Inc. (a) (b)	1,842	4,789
Northern Trust Corp.	7,330	634,631
Northfield Bancorp, Inc.	1,531	27,589
Northrim BanCorp, Inc.	264	7,933
Northrop Grumman Corp.	3,209	763,229
NorthStar Realty Europe Corp.	2,192	25,405
Northwest Bancshares, Inc.	3,653	61,517
Northwest Natural Gas Co.	1,033	61,050
NorthWestern Corp.	1,867	109,593
Novan, Inc. (a)	239	1,525
Novavax, Inc. (a) (b)	9,464	12,114
NOW, Inc. (a)	4,106	69,638
NRG Energy, Inc.	11,520	215,424
NRG Yield, Inc. Class A	1,348	23,442
NRG Yield, Inc. Class C	2,354	41,666
Nu Skin Enterprises, Inc. Class A	1,942	107,859
Nuance Communications, Inc. (a)	7,886	136,507
Nucor Corp.	11,395	680,509
Numerex Corp. Class A (a)	653	3,115
Nutanix, Inc. Class A (a)	557	10,455
Nutraceutical International Corp.	333	10,373
Nutrisystem, Inc.	1,078	59,829
NuVasive, Inc. (a)	1,914	142,938
NV5 Global, Inc. (a)	289	10,866
NVE Corp.	189	15,647
NVIDIA Corp.	18,286	1,991,894
NVR, Inc. (a)	127	267,574
NxStage Medical, Inc. (a)	2,431	65,224
O’Reilly Automotive, Inc. (a)	3,381	912,329
Oasis Petroleum, Inc. (a)	8,946	127,570
Occidental Petroleum Corp.	14,711	932,089
Oceaneering International, Inc.	3,454	93,534
OceanFirst Financial Corp.	1,016	28,626
Oclaro, Inc. (a)	4,179	41,038

	Number of Shares	Value
Ocular Therapeutix, Inc. (a) (b)	746	$6,923
Ocwen Financial Corp. (a) (b)	3,993	21,842
Office Depot, Inc.	19,850	92,600
OGE Energy Corp.	7,199	251,821
Oil States International, Inc. (a)	1,961	65,007
Oil-Dri Corp. of America	190	7,081
Old Dominion Freight Line, Inc.	2,459	210,417
Old Line Bancshares, Inc.	330	9,398
Old National Bancorp	5,017	87,045
Old Republic International Corp.	8,534	174,776
Old Second Bancorp, Inc.	1,123	12,634
Olin Corp.	6,351	208,757
Ollie’s Bargain Outlet Holdings, Inc. (a)	800	26,800
Olympic Steel, Inc.	361	6,700
Omega Flex, Inc.	134	6,404
Omega Healthcare Investors, Inc.	14,808	488,516
Omega Protein Corp.	865	17,343
Omeros Corp. (a) (b)	1,477	22,332
Omnicell, Inc. (a)	1,349	54,837
Omnicom Group, Inc.	8,513	733,906
OMNOVA Solutions, Inc. (a)	1,687	16,701
On Assignment, Inc. (a)	1,959	95,070
On Deck Capital, Inc. (a)	1,687	8,502
ON Semiconductor Corp. (a)	15,012	232,536
OncoMed Pharmaceuticals, Inc. (a)	835	7,690
ONE Gas, Inc.	2,013	136,079
One Liberty Properties, Inc.	510	11,914
OneMain Holdings, Inc. (a)	1,869	46,445
ONEOK, Inc.	7,487	415,079
Ophthotech Corp. (a)	1,016	3,719
OPKO Health, Inc. (a) (b)	11,358	90,864
Oppenheimer Holdings, Inc. Class A	384	6,566
Opus Bank	647	13,037
Oracle Corp.	44,322	1,977,204
OraSure Technologies, Inc. (a)	2,158	27,903
ORBCOMM, Inc. (a)	2,503	23,904
Orbital ATK, Inc.	2,136	209,328
Orchid Island Capital, Inc. (b)	1,225	12,238
Orchids Paper Products Co. (b)	339	8,136
Organovo Holdings, Inc. (a) (b)	3,226	10,259
Orion Group Holdings, Inc. (a)	1,064	7,948
Oritani Financial Corp.	1,537	26,129
Ormat Technologies, Inc.	1,486	84,821
Orrstown Financial Services, Inc.	291	6,504
Oshkosh Corp.	2,570	176,276
OSI Systems, Inc. (a)	661	48,246
Otonomy, Inc. (a)	899	11,013
Otter Tail Corp.	1,441	54,614
Outfront Media, Inc.	4,875	129,431
OvaScience, Inc. (a) (b)	1,874	3,504
Overseas Shipholding Group, Inc. Class A	1,471	5,678

The accompanying notes are an integral part of the financial statements.

74

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Overstock.com, Inc. (a)	526	$9,047
Owens & Minor, Inc.	2,416	83,594
Owens Corning	4,152	254,808
Owens Realty Mortgage, Inc.	394	7,013
Owens-Illinois, Inc. (a)	5,693	116,023
Oxford Industries, Inc.	604	34,585
P.H. Glatfelter Co.	1,616	35,132
PACCAR, Inc.	12,367	831,062
Pacific Biosciences of California, Inc. (a)	2,824	14,600
Pacific Continental Corp.	824	20,188
Pacific Ethanol, Inc. (a)	1,137	7,788
Pacific Mercantile Bancorp (a)	607	4,583
Pacific Premier Bancorp, Inc. (a)	1,076	41,480
Pacira Pharmaceuticals, Inc. (a)	1,385	63,156
Packaging Corp. of America	3,364	308,210
PacWest Bancorp	4,345	231,415
Palo Alto Networks, Inc. (a)	3,115	350,998
PAM Transportation Services, Inc. (a)	81	1,319
Pandora Media, Inc. (a)	7,771	91,776
Panera Bread Co. Class A (a) (b)	819	214,472
Panhandle Oil & Gas, Inc. Class A	609	11,693
Papa John’s International, Inc.	1,042	83,402
Par Pacific Holdings, Inc. (a)	1,219	20,101
Paramount Group, Inc.	13,459	218,170
Paratek Pharmaceuticals, Inc. (a)	744	14,322
PAREXEL International Corp. (a)	2,022	127,608
Park City Group, Inc. (a)	507	6,261
Park Electrochemical Corp.	766	13,681
Park Hotels & Resorts, Inc.	4,136	106,171
Park National Corp.	503	52,916
Park Sterling Corp.	2,026	24,940
Park-Ohio Holdings Corp.	335	12,043
Parker Drilling Co. (a)	4,793	8,388
Parker Hannifin Corp.	4,814	771,780
Parkway, Inc.	3,731	74,210
Parsley Energy, Inc. Class A (a)	7,991	259,787
Party City Holdco, Inc. (a)	1,028	14,443
Patrick Industries, Inc. (a)	610	43,249
Patriot National, Inc. (a) (b)	544	1,534
Pattern Energy Group, Inc. (b)	2,496	50,244
Patterson Cos., Inc. (b)	2,960	133,881
Patterson-UTI Energy, Inc.	6,036	146,494
Paychex, Inc.	11,603	683,417
Paycom Software, Inc. (a) (b)	1,687	97,019
Paylocity Holding Corp. (a)	857	33,106
PayPal Holdings, Inc. (a)	21,827	938,998
PBF Energy, Inc. Class A	3,880	86,020
PC Connection, Inc.	443	13,197
PDC Energy, Inc. (a)	2,148	133,928
PDF Solutions, Inc. (a)	1,076	24,339
PDL BioPharma, Inc.	5,880	13,348
pdvWireless, Inc. (a)	385	8,412

	Number of Shares	Value
Peapack Gladstone Financial Corp.	621	$18,375
Pebblebrook Hotel Trust (b)	6,133	179,145
Pegasystems, Inc.	1,365	59,855
Penn National Gaming, Inc. (a)	3,184	58,681
Penns Woods Bancorp, Inc.	179	7,778
Pennsylvania Real Estate Investment Trust	5,753	87,100
PennyMac Financial Services, Inc. Class A (a)	514	8,764
PennyMac Mortgage Investment Trust	2,545	45,174
Penske Automotive Group, Inc.	1,356	63,474
Penumbra, Inc. (a)	1,063	88,707
People’s United Financial, Inc.	11,995	218,309
People’s Utah Bancorp	514	13,595
Peoples Bancorp, Inc.	620	19,629
Peoples Financial Services Corp.	248	10,366
PepsiCo, Inc.	21,660	2,422,888
Perficient, Inc. (a)	1,399	24,287
Performance Food Group Co. (a)	1,481	35,248
PerkinElmer, Inc.	3,961	229,976
Perry Ellis International, Inc. (a)	504	10,826
PetMed Express, Inc.	787	15,850
Pfenex, Inc. (a)	712	4,137
Pfizer, Inc.	90,086	3,081,842
PFSweb, Inc. (a)	571	3,729
PG&E Corp.	9,576	635,463
PGT Innovations, Inc. (a)	1,892	20,339
PharmAthene, Inc.	2,428	1,970
PharMerica Corp. (a)	1,171	27,401
PHH Corp. (a)	1,924	24,493
PHI, Inc. (a)	438	5,247
Phibro Animal Health Corp. Class A	742	20,850
Philip Morris International, Inc.	23,233	2,623,006
Phillips 66	8,694	688,739
Photronics, Inc. (a)	2,586	27,670
Physicians Realty Trust	13,062	259,542
PICO Holdings, Inc. (a)	865	12,110
Piedmont Office Realty Trust, Inc. Class A	11,976	256,047
Pier 1 Imports, Inc.	3,213	23,005
Pilgrim’s Pride Corp. (b)	2,090	47,035
Pinnacle Entertainment, Inc. (a)	2,013	39,294
Pinnacle Financial Partners, Inc.	1,793	119,145
Pinnacle Foods, Inc.	4,201	243,112
Pinnacle West Capital Corp.	4,002	333,687
Pioneer Energy Services Corp. (a)	2,957	11,828
Pioneer Natural Resources Co.	3,135	583,831
Piper Jaffray Cos., Inc.	541	34,543
Pitney Bowes, Inc.	6,664	87,365
PJT Partners, Inc. Class A	699	24,528
Planet Fitness, Inc. Class A	1,035	19,944
Planet Payment, Inc. (a)	1,661	6,611
Plantronics, Inc.	1,268	68,611

The accompanying notes are an integral part of the financial statements.

75

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Platform Specialty Products Corp. (a)	6,900	$89,838
Plexus Corp. (a)	1,268	73,290
Plug Power, Inc. (a) (b)	6,055	8,356
Ply Gem Holdings, Inc. (a)	883	17,395
The PNC Financial Services Group, Inc.	9,633	1,158,272
PNM Resources, Inc.	3,091	114,367
Polaris Industries, Inc. (b)	2,207	184,947
PolyOne Corp.	3,221	109,804
Pool Corp.	1,426	170,165
Portland General Electric Co.	3,451	153,293
Portola Pharmaceuticals, Inc. (a)	1,872	73,364
Post Holdings, Inc. (a)	2,265	198,233
Potbelly Corp. (a)	941	13,080
Potlatch Corp.	1,553	70,972
Powell Industries, Inc.	342	11,778
Power Integrations, Inc.	1,048	68,906
Power Solutions International, Inc. (a) (b)	290	2,926
PPG Industries, Inc.	5,113	537,274
PPL Corp.	24,351	910,484
PRA Group, Inc. (a)	1,758	58,278
PRA Health Sciences, Inc. (a)	922	60,142
Praxair, Inc.	5,506	653,012
Preferred Apartment Communities, Inc. Class A	878	11,598
Preferred Bank	482	25,864
Preformed Line Products Co.	116	6,049
Premier Financial Bancorp, Inc.	361	7,592
Premier, Inc. Class A (a)	1,615	51,405
Prestige Brands Holdings, Inc. (a)	2,059	114,398
The Priceline Group, Inc. (a)	955	1,699,871
PriceSmart, Inc.	763	70,349
Primerica, Inc.	1,805	148,371
Primo Water Corp. (a)	831	11,285
Primoris Services Corp.	1,591	36,943
Principal Financial Group, Inc.	9,565	603,647
PrivateBancorp, Inc.	3,002	178,229
ProAssurance Corp.	1,855	111,764
The Procter & Gamble Co.	38,369	3,447,455
Progenics Pharmaceuticals, Inc. (a)	2,785	26,290
Progress Software Corp.	1,906	55,369
The Progressive Corp.	20,916	819,489
Prologis, Inc.	43,299	2,246,352
Proofpoint, Inc. (a) (b)	1,574	117,043
PROS Holdings, Inc. (a)	985	23,827
Prosperity Bancshares, Inc.	2,554	178,039
Protagonist Therapeutics, Inc. (a)	247	3,164
Proteostasis Therapeutics, Inc. (a)	385	3,011
Proto Labs, Inc. (a)	927	47,370
The Providence Service Corp. (a)	487	21,642
Provident Financial Holdings, Inc.	260	4,849
Provident Financial Services, Inc.	2,325	60,101

	Number of Shares	Value
Prudential Financial, Inc.	8,524	$909,340
PS Business Parks, Inc.	1,729	198,420
PTC Therapeutics, Inc. (a)	1,320	12,989
PTC, Inc. (a)	4,152	218,188
Public Service Enterprise Group, Inc.	18,173	805,973
Public Storage	9,687	2,120,581
PulteGroup, Inc.	11,494	270,684
Puma Biotechnology, Inc. (a)	1,112	41,366
Pure Storage, Inc. Class A (a)	2,710	26,639
PVH Corp.	2,905	300,580
Pzena Investment Management, Inc. Class A	630	6,199
Q2 Holdings, Inc. (a)	1,017	35,442
QAD, Inc. Class A	371	10,332
QCR Holdings, Inc.	467	19,777
QEP Resources, Inc. (a)	8,434	107,196
Qorvo, Inc. (a)	4,620	316,747
QTS Realty Trust, Inc. Class A	3,934	191,782
Quad/Graphics, Inc.	1,148	28,976
Quaker Chemical Corp.	493	64,908
QUALCOMM, Inc.	28,347	1,625,417
Quality Care Properties, Inc. (a)	7,769	146,523
Quality Systems, Inc. (a)	2,043	31,135
Qualys, Inc. (a)	1,016	38,506
Quanex Building Products Corp.	1,360	27,540
Quanta Services, Inc. (a)	5,088	188,816
Quantenna Communications, Inc. (a)	211	4,395
Quest Diagnostics, Inc.	5,065	497,332
Quidel Corp. (a)	1,045	23,659
QuinStreet, Inc. (a)	1,567	6,111
Quintiles IMS Holdings, Inc. (a)	5,034	405,388
Quorum Health Corp. (a)	1,172	6,376
Quotient Technology, Inc. (a)	2,552	24,372
Ra Pharmaceuticals, Inc. (a)	259	5,514
Radian Group, Inc.	8,253	148,224
Radiant Logistics, Inc. (a)	1,252	6,260
Radio One, Inc. Class D (a)	735	2,426
Radisys Corp. (a)	1,403	5,612
Radius Health, Inc. (a)	1,196	46,225
RadNet, Inc. (a)	1,328	7,835
RAIT Financial Trust	3,639	11,645
Ralph Lauren Corp.	2,016	164,546
Ramaco Resources, Inc. (a)	233	2,253
Rambus, Inc. (a)	4,121	54,150
Ramco-Gershenson Properties Trust	6,627	92,911
Randgold Resources Ltd.	2,159	188,503
Range Resources Corp.	7,474	217,493
Rapid7, Inc. (a)	676	10,126
Raven Industries, Inc.	1,436	41,716
Raymond James Financial, Inc.	4,541	346,297
Rayonier Advanced Materials, Inc.	1,711	23,013
Rayonier, Inc.	4,333	122,797
Raytheon Co.	5,728	873,520

The accompanying notes are an integral part of the financial statements.

76

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RBC Bearings, Inc. (a)	869	$84,371
RE/MAX Holdings, Inc. Class A	661	39,296
Reading International, Inc. Series A (a)	657	10,210
Real Industry, Inc. (a)	1,033	2,944
RealNetworks, Inc. (a)	1,142	5,527
Realogy Holdings Corp.	5,347	159,287
RealPage, Inc. (a)	2,071	72,278
Realty Income Corp.	21,875	1,302,219
Reata Pharmaceuticals, Inc. Class A (a)	225	5,096
Red Hat, Inc. (a)	6,491	561,471
Red Lion Hotels Corp. (a)	642	4,526
Red Robin Gourmet Burgers, Inc. (a)	511	29,868
Red Rock Resorts, Inc. Class A	1,188	26,350
Redwood Trust, Inc.	2,856	47,438
Regal Beloit Corp.	1,572	118,922
Regal Entertainment Group Class A	2,856	64,488
Regency Centers Corp.	12,097	803,120
Regeneron Pharmaceuticals, Inc. (a)	1,496	579,715
REGENXBIO, Inc. (a)	810	15,633
Regional Management Corp. (a)	420	8,161
Regions Financial Corp.	45,673	663,629
Regis Corp. (a)	1,464	17,158
Regulus Therapeutics, Inc. (a)	1,524	2,515
Reinsurance Group of America, Inc.	2,300	292,054
Reis, Inc.	341	6,104
Reliance Steel & Aluminum Co.	2,493	199,490
Renasant Corp.	1,640	65,092
Renewable Energy Group, Inc. (a)	1,517	15,853
Rent-A-Center, Inc. (b)	2,000	17,740
Repligen Corp. (a)	1,370	48,224
Republic Bancorp, Inc. Class A	378	12,999
Republic First Bancorp, Inc. (a)	1,870	15,521
Republic Services, Inc.	8,543	536,586
ResMed, Inc.	5,008	360,426
Resource Capital Corp.	963	9,409
Resources Connection, Inc.	1,140	19,095
Retail Opportunity Investments Corp.	9,260	194,738
Retail Properties of America, Inc. Class A	19,649	283,339
RetailMeNot, Inc. (a)	1,390	11,259
Retrophin, Inc. (a)	1,454	26,841
REV Group, Inc. (a)	485	13,371
Revance Therapeutics, Inc. (a)	814	16,931
Revlon, Inc. Class A (a)	451	12,560
REX American Resources Corp. (a)	224	20,270
Rexford Industrial Realty, Inc.	5,528	124,491
Rexnord Corp. (a)	3,167	73,094
Reynolds American, Inc.	15,928	1,003,783
RH (a) (b)	1,439	66,568
Rice Energy, Inc. (a)	5,449	129,141
Rigel Pharmaceuticals, Inc. (a)	4,723	15,633
Rightside Group Ltd. (a)	315	3,125

	Number of Shares	Value
RigNet, Inc. (a)	499	$10,704
Ring Energy, Inc. (a)	1,526	16,511
RingCentral, Inc. Class A (a)	2,230	63,109
Rite Aid Corp. (a)	36,999	157,246
RLI Corp.	1,464	87,869
RLJ Lodging Trust	10,597	249,135
The RMR Group, Inc. Class A	274	13,563
Roadrunner Transportation Systems, Inc. (a)	1,204	8,271
Robert Half International, Inc.	4,615	225,350
Rockwell Automation, Inc.	4,647	723,584
Rockwell Collins, Inc.	4,660	452,766
Rockwell Medical, Inc. (a)	1,747	10,936
Rogers Corp. (a)	682	58,563
Rollins, Inc.	3,386	125,722
Roper Technologies, Inc.	3,595	742,332
Rosetta Stone, Inc. (a)	756	7,371
Ross Stores, Inc.	14,118	929,953
Royal Gold, Inc.	2,296	160,835
RPC, Inc. (b)	2,057	37,664
RPM International, Inc.	4,708	259,081
RPX Corp. (a)	1,963	23,556
RR Donnelley & Sons Co.	2,452	29,694
RSP Permian, Inc. (a)	3,766	156,025
RTI Surgical, Inc. (a)	2,231	8,924
The Rubicon Project, Inc. (a)	1,465	8,629
Ruby Tuesday, Inc. (a)	2,326	6,536
Rudolph Technologies, Inc. (a)	1,190	26,656
Rush Enterprises, Inc. Class A (a)	1,164	38,505
Rush Enterprises, Inc. Class B (a)	250	7,795
Ruth’s Hospitality Group, Inc.	1,262	25,303
Ryder System, Inc.	1,889	142,506
Ryerson Holding Corp. (a)	498	6,275
Ryman Hospitality Properties, Inc.	4,004	247,567
S&P Global, Inc.	5,082	664,421
S&T Bancorp, Inc.	1,282	44,357
Sabra Health Care REIT, Inc.	5,553	155,095
Sabre Corp.	7,315	155,005
Safeguard Scientifics, Inc. (a)	772	9,804
Safety Insurance Group, Inc.	532	37,293
Saga Communications, Inc. Class A	142	7,249
Sage Therapeutics, Inc. (a)	1,148	81,588
Saia, Inc. (a)	944	41,819
Salem Media Group, Inc.	58	432
Salesforce.com, Inc. (a)	12,342	1,018,092
Sally Beauty Holdings, Inc. (a)	5,164	105,552
Sanchez Energy Corp. (a) (b)	2,583	24,642
Sanderson Farms, Inc.	766	79,541
Sandy Spring Bancorp, Inc.	926	37,957
Sangamo Therapeutics, Inc. (a)	2,538	13,198
Sanmina Corp. (a)	2,816	114,330
Santander Consumer USA Holdings, Inc. (a)	3,724	49,604

The accompanying notes are an integral part of the financial statements.

77

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sarepta Therapeutics, Inc. (a) (b)	1,904	$56,358
Saul Centers, Inc.	978	60,264
SBA Communications Corp. (a)	4,492	540,702
SCANA Corp.	4,681	305,903
ScanSource, Inc. (a)	931	36,542
Schnitzer Steel Industries, Inc. Class A	1,042	21,517
Scholastic Corp.	1,017	43,294
Schweitzer-Mauduit International, Inc.	1,139	47,177
SciClone Pharmaceuticals, Inc. (a)	1,967	19,277
Science Applications International Corp.	1,628	121,123
Scientific Games Corp. Class A (a)	2,058	48,672
Scorpio Bulkers, Inc. (a) (b)	2,204	20,277
Scorpio Tankers, Inc.	6,475	28,749
The Scotts Miracle-Gro Co.	1,594	148,864
Scripps Networks Interactive Class A	2,996	234,797
Seaboard Corp.	10	41,695
Seacoast Banking Corp. of Florida (a)	1,173	28,129
SEACOR Holdings, Inc. (a)	597	41,306
Sealed Air Corp.	7,056	307,500
Sears Holdings Corp. (a) (b)	442	5,079
Sears Hometown and Outlet Stores, Inc. (a)	685	2,672
Seattle Genetics, Inc. (a)	3,508	220,513
SeaWorld Entertainment, Inc.	2,512	45,894
Second Sight Medical Products, Inc. (a) (b)	460	557
SecureWorks Corp. Class A (a)	176	1,672
SEI Investments Co.	4,647	234,395
Select Comfort Corp. (a)	1,711	42,416
Select Income REIT	5,647	145,636
Select Medical Holdings Corp. (a)	4,027	53,760
Selecta Biosciences, Inc. (a)	256	3,666
Selective Insurance Group, Inc.	2,190	103,258
SemGroup Corp. Class A	2,538	91,368
Sempra Energy	8,975	991,737
Semtech Corp. (a)	2,483	83,925
Seneca Foods Corp. Class A (a)	252	9,097
Senior Housing Properties Trust	19,781	400,565
Senseonics Holdings, Inc. (a)	1,250	2,238
Sensient Technologies Corp.	1,701	134,821
Sequential Brands Group, Inc. (a) (b)	1,130	4,396
Seres Therapeutics, Inc. (a)	604	6,807
Seritage Growth Properties Class A (b)	2,140	92,341
Service Corp. International	6,849	211,497
ServiceMaster Global Holdings, Inc. (a)	4,962	207,163
ServiceNow, Inc. (a)	5,641	493,418
ServiceSource International, Inc. (a)	2,442	9,475
ServisFirst Bancshares, Inc. (b)	1,758	63,956
Shake Shack, Inc. Class A (a) (b)	620	20,708
Shenandoah Telecommunications Co.	1,739	48,779
The Sherwin-Williams Co.	1,551	481,105
Shoe Carnival, Inc.	527	12,948
Shore Bancshares, Inc.	490	8,188

	Number of Shares	Value
ShoreTel, Inc. (a)	2,569	$15,799
Shutterfly, Inc. (a)	1,310	63,260
Shutterstock, Inc. (a)	752	31,095
SI Financial Group, Inc.	435	6,112
Sierra Bancorp	458	12,563
Sigma Designs, Inc. (a)	1,253	7,831
Signature Bank (a)	1,903	282,386
Silgan Holdings, Inc.	1,296	76,931
Silicon Laboratories, Inc. (a)	1,586	116,650
Silver Bay Realty Trust Corp.	2,867	61,554
Silver Spring Networks, Inc. (a)	1,461	16,495
Silvercrest Asset Management Group, Inc. Class A	229	3,046
Simmons First National Corp. Class A	1,120	61,768
Simon Property Group, Inc.	20,679	3,557,408
Simpson Manufacturing Co., Inc.	1,577	67,953
Sinclair Broadcast Group, Inc. Class A	2,818	114,129
Sirius XM Holdings, Inc. (b)	64,137	330,306
SiteOne Landscape Supply, Inc. (a)	456	22,075
Six Flags Entertainment Corp.	2,527	150,331
SJW Group	647	31,198
Skechers U.S.A., Inc. Class A (a)	4,601	126,297
SkyWest, Inc.	1,917	65,657
Skyworks Solutions, Inc.	6,781	664,402
SL Green Realty Corp.	8,317	886,759
SLM Corp. (a)	15,044	182,032
SM Energy Co.	3,471	83,373
Smart & Final Stores, Inc. (a) (b)	907	10,975
Smart Sand, Inc. (a) (b)	451	7,329
Snap-on, Inc.	2,075	349,990
Snyder’s-Lance, Inc.	3,095	124,759
Sonic Automotive, Inc. Class A	1,101	22,075
Sonic Corp. (b)	1,663	42,174
Sonoco Products Co.	3,508	185,643
Sonus Networks, Inc. (a)	1,656	10,913
Sorrento Therapeutics, Inc. (a) (b)	985	3,891
Sotheby’s (a)	1,885	85,730
South Jersey Industries, Inc.	3,079	109,766
South State Corp.	1,003	89,618
The Southern Co.	19,144	952,988
Southern Copper Corp.	4,057	145,606
Southern First Bancshares, Inc. (a)	221	7,216
Southern Missouri Bancorp, Inc.	225	7,992
Southern National Bancorp of Virginia, Inc.	430	7,280
Southside Bancshares, Inc.	975	32,731
Southwest Airlines Co.	12,322	662,431
Southwest Bancorp, Inc.	716	18,723
Southwest Gas Holdings, Inc.	1,822	151,062
Southwestern Energy Co. (a)	17,309	141,415
SP Plus Corp. (a)	679	22,916
Spark Energy, Inc. Class A (b)	193	6,166
Spark Therapeutics, Inc. (a) (b)	723	38,565

The accompanying notes are an integral part of the financial statements.

78

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Spartan Motors, Inc.	1,237	$9,896
SpartanNash Co.	1,394	48,776
Sparton Corp. (a)	369	7,745
The Spectranetics Corp. (a)	1,610	46,891
Spectrum Brands Holdings, Inc.	868	120,661
Spectrum Pharmaceuticals, Inc. (a)	2,990	19,435
Speedway Motorsports, Inc.	465	8,761
Spire, Inc.	1,722	116,235
Spirit AeroSystems Holdings, Inc. Class A	4,328	250,678
Spirit Airlines, Inc. (a)	2,519	133,683
Spirit Realty Capital, Inc.	38,859	393,642
Splunk, Inc. (a)	4,726	294,383
Spok Holdings, Inc.	809	15,371
Sportsman’s Warehouse Holdings, Inc. (a)	903	4,316
Sprint Corp. (a) (b)	27,531	238,969
Sprouts Farmers Market, Inc. (a) (b)	4,656	107,647
SPS Commerce, Inc. (a)	621	36,322
SPX Corp. (a)	1,542	37,394
SPX FLOW, Inc. (a)	1,326	46,025
Square, Inc. Class A (a)	1,826	31,553
SRC Energy, Inc. (a) (b)	7,087	59,814
SS&C Technologies Holdings, Inc	6,137	217,250
The St. Joe Co. (a)	1,879	32,037
STAAR Surgical Co. (a)	1,603	15,709
STAG Industrial, Inc.	6,727	168,310
Stage Stores, Inc. (b)	993	2,572
Stamps.com, Inc. (a)	621	73,495
Standard Motor Products, Inc.	797	39,165
Standex International Corp.	475	47,571
Stanley Black & Decker, Inc.	5,386	715,638
Staples, Inc.	23,331	204,613
Starbucks Corp.	27,528	1,607,360
Starwood Property Trust, Inc.	8,909	201,165
State Auto Financial Corp.	604	16,580
State Bank Financial Corp.	1,381	36,072
State National Cos., Inc.	1,205	17,352
State Street Corp.	7,603	605,275
Steel Dynamics, Inc.	8,439	293,340
Steelcase, Inc. Class A	3,252	54,471
Stein Mart, Inc. (b)	1,154	3,474
Stemline Therapeutics, Inc. (a)	662	5,660
Stepan Co.	744	58,635
Stericycle, Inc. (a)	2,996	248,338
Sterling Bancorp	4,868	115,372
Steven Madden Ltd. (a)	2,371	91,402
Stewart Information Services Corp.	847	37,420
Stifel Financial Corp. (a)	2,463	123,618
Stillwater Mining Co. (a)	4,675	80,737
Stock Yards Bancorp, Inc.	783	31,829
Stonegate Bank	478	22,509
Stoneridge, Inc. (a)	1,031	18,702

	Number of Shares	Value
STORE Capital Corp.	12,970	$309,724
Straight Path Communications, Inc. Class B (a) (b)	380	13,669
Strattec Security Corp.	133	3,697
Stratus Properties, Inc.	246	6,740
Strayer Education, Inc.	416	33,484
Stryker Corp.	6,489	854,277
Sturm, Ruger & Co., Inc. (b)	734	39,306
Sucampo Pharmaceuticals, Inc. Class A (a)	870	9,570
Summit Financial Group, Inc.	326	7,022
Summit Hotel Properties, Inc.	7,492	119,722
Summit Materials, Inc. Class A (a)	4,104	101,410
Sun Bancorp, Inc.	420	10,248
Sun Communities, Inc.	5,441	437,076
Sun Hydraulics Corp.	920	33,221
SunCoke Energy, Inc. (a)	2,554	22,884
SunPower Corp. (a) (b)	2,117	12,914
Sunrun, Inc. (a) (b)	2,503	13,516
Sunstone Hotel Investors, Inc.	18,640	285,751
SunTrust Banks, Inc.	17,979	994,239
Super Micro Computer, Inc. (a)	1,436	36,403
Superior Energy Services, Inc. (a)	5,303	75,621
Superior Industries International, Inc.	997	25,274
Superior Uniform Group, Inc.	318	5,915
Supernus Pharmaceuticals, Inc. (a)	1,766	55,276
SUPERVALU, Inc. (a)	9,880	38,137
Supreme Industries, Inc. Class A	490	9,927
Surgery Partners, Inc. (a)	717	13,982
Surmodics, Inc. (a)	474	11,400
SVB Financial Group (a)	1,861	346,313
Swift Transportation Co. (a) (b)	2,843	58,395
Sykes Enterprises, Inc. (a)	1,443	42,424
Symantec Corp.	21,909	672,168
Synaptics, Inc. (a)	1,345	66,591
Synchronoss Technologies, Inc. (a)	1,572	38,357
Synchrony Financial	30,180	1,035,174
Syndax Pharmaceuticals, Inc. (a)	53	727
Synergy Pharmaceuticals, Inc. (a) (b)	7,746	36,096
SYNNEX Corp.	1,123	125,709
Synopsys, Inc. (a)	5,433	391,882
Synovus Financial Corp.	4,394	180,242
Syntel, Inc.	1,279	21,526
Synthetic Biologics, Inc. (a)	2,935	1,851
Synutra International, Inc. (a)	386	2,297
Syros Pharmaceuticals, Inc. (a)	233	3,712
Sysco Corp.	10,115	525,171
Systemax, Inc.	355	3,937
T-Mobile US, Inc. (a)	5,497	355,051
T. Rowe Price Group, Inc.	8,660	590,179
T2 Biosystems, Inc. (a) (b)	769	4,045
Tableau Software, Inc. Class A (a)	1,940	96,127
Tactile Systems Technology, Inc. (a) (b)	209	3,961

The accompanying notes are an integral part of the financial statements.

79

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tailored Brands, Inc. (b)	1,822	$27,221
Take-Two Interactive Software, Inc. (a)	3,736	221,433
Tandem Diabetes Care, Inc. (a) (b)	732	878
Tanger Factory Outlet Centers, Inc.	7,660	251,018
Targa Resources Corp.	6,399	383,300
Target Corp.	10,678	589,319
Taubman Centers, Inc.	4,871	321,583
Taylor Morrison Home Corp. Class A (a)	1,534	32,705
TCF Financial Corp.	5,543	94,342
TD Ameritrade Holding Corp.	8,912	346,320
Team, Inc. (a)	1,068	28,889
Tech Data Corp. (a)	1,344	126,202
TechTarget, Inc. (a)	610	5,508
Teekay Corp. (b)	1,898	17,367
Teekay Tankers Ltd. Class A	4,404	9,028
TEGNA, Inc.	7,971	204,217
Tejon Ranch Co. (a)	543	11,886
Teladoc, Inc. (a)	949	23,725
Teledyne Technologies, Inc. (a)	1,312	165,916
Teleflex, Inc.	1,577	305,512
Telenav, Inc. (a)	1,264	10,934
Telephone & Data Systems, Inc.	3,360	89,074
TeleTech Holdings, Inc.	651	19,270
Teligent, Inc. (a)	1,531	11,957
Tempur Sealy International, Inc. (a) (b)	1,689	78,471
Tenet Healthcare Corp. (a)	2,831	50,137
Tennant Co.	656	47,658
Tenneco, Inc.	2,049	127,899
Teradata Corp. (a)	4,576	142,405
Teradyne, Inc.	7,411	230,482
Terex Corp.	3,734	117,248
TerraForm Global, Inc. Class A	3,575	17,160
TerraForm Power, Inc. Class A (a) (b)	3,252	40,227
TerraVia Holdings, Inc. (a) (b)	3,100	2,246
Terreno Realty Corp.	3,842	107,576
Territorial Bancorp, Inc.	308	9,600
TESARO, Inc. (a) (b)	1,103	169,719
Tesla, Inc. (a) (b)	2,395	666,528
Tesoro Corp.	4,280	346,937
Tetra Tech, Inc.	2,223	90,810
TETRA Technologies, Inc. (a)	4,493	18,287
Tetraphase Pharmaceuticals, Inc. (a)	1,425	13,096
Texas Capital Bancshares, Inc. (a)	1,907	159,139
Texas Instruments, Inc.	19,388	1,561,897
Texas Roadhouse, Inc.	2,552	113,641
Textron, Inc.	9,740	463,527
TFS Financial Corp.	2,018	33,539
TG Therapeutics, Inc. (a) (b)	1,638	19,083
TherapeuticsMD, Inc. (a) (b)	5,963	42,934
Thermo Fisher Scientific, Inc.	7,569	1,162,598

	Number of Shares	Value
Thermon Group Holdings, Inc. (a)	1,265	$26,363
Thor Industries, Inc.	1,699	163,325
Tidewater, Inc. (a) (b)	1,857	2,136
Tier REIT, Inc.	4,060	70,482
Tiffany & Co.	3,934	374,910
Tile Shop Holdings, Inc.	1,287	24,775
Tilly’s, Inc. Class A	463	4,176
Time Warner, Inc.	15,175	1,482,749
Time, Inc.	3,937	76,181
The Timken Co.	2,483	112,232
TimkenSteel Corp. (a)	1,565	29,594
Tiptree, Inc.	898	6,555
Titan International, Inc.	1,757	18,167
Titan Machinery, Inc. (a)	684	10,493
Titan Pharmaceuticals, Inc. (a) (b)	810	2,673
Tivity Health, Inc. (a)	1,265	36,812
TiVo Corp.	4,504	84,450
The TJX Cos., Inc.	12,749	1,008,191
Tobira Therapeutics, Inc. (a) (d)	505	3,919
Tokai Pharmaceuticals, Inc. (a) (b)	1,000	836
Toll Brothers, Inc. (a)	5,663	204,491
Tompkins Financial Corp.	545	43,900
Tootsie Roll Industries, Inc. (b)	701	26,198
TopBuild Corp. (a)	1,462	68,714
Torchmark Corp.	4,273	329,192
The Toro Co.	3,889	242,907
Total System Services, Inc.	5,980	319,691
Tower International, Inc.	808	21,897
Towne Bank	2,123	68,785
Townsquare Media, Inc. Class A (a)	308	3,751
TPI Composites, Inc. (a)	168	3,194
Tractor Supply Co.	4,789	330,297
The Trade Desk, Inc. Class A (a)	352	13,112
TransDigm Group, Inc.	1,792	394,527
TransEnterix, Inc. (a)	3,401	4,115
TransUnion (a)	1,871	71,753
The Travelers Cos., Inc.	5,628	678,399
TRC Cos., Inc. (a)	733	12,791
Trecora Resources (a)	783	8,691
Tredegar Corp.	1,009	17,708
TreeHouse Foods, Inc. (a)	1,935	163,817
Trevena, Inc. (a)	1,659	6,089
Trex Co., Inc. (a)	1,129	78,341
TRI Pointe Group, Inc. (a)	5,709	71,591
Tribune Media Co. Class A	2,740	102,120
TriCo Bancshares	793	28,175
TriMas Corp. (a)	1,668	34,611
Trimble, Inc. (a)	9,077	290,555
TriNet Group, Inc. (a)	1,561	45,113
Trinity Industries, Inc.	5,272	139,972
Trinity Place Holdings, Inc. (a)	765	5,592
TripAdvisor, Inc. (a)	4,024	173,676
TriState Capital Holdings, Inc. (a)	863	20,151

The accompanying notes are an integral part of the financial statements.

80

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Triumph Bancorp, Inc. (a)	609	$15,712
Triumph Group, Inc.	1,866	48,050
tronc, Inc. (a) (b)	974	13,558
Trovagene, Inc. (a) (b)	1,102	1,267
TrueBlue, Inc. (a)	1,565	42,803
TrueCar, Inc. (a) (b)	2,159	33,400
Trupanion, Inc. (a) (b)	510	7,252
TrustCo Bank Corp NY	3,618	28,401
Trustmark Corp.	2,581	82,050
TTM Technologies, Inc. (a)	2,703	43,599
Tuesday Morning Corp. (a)	1,527	5,726
Tupperware Brands Corp.	1,773	111,203
Turning Point Brands, Inc. (a)	191	2,980
Tutor Perini Corp. (a)	1,410	44,838
Twenty-First Century Fox, Inc. Class A	20,959	678,862
Twenty-First Century Fox, Inc. Class B	9,424	299,495
Twilio, Inc. Class A (a) (b)	708	20,440
Twitter, Inc. (a)	22,692	339,245
Two Harbors Investment Corp.	12,206	117,056
Tyler Technologies, Inc. (a)	1,167	180,372
Tyson Foods, Inc. Class A	10,502	648,078
U.S. Physical Therapy, Inc.	448	29,254
Ubiquiti Networks, Inc. (a)	985	49,506
UCP, Inc. Class A (a)	162	1,644
UDR, Inc.	22,054	799,678
UFP Technologies, Inc. (a)	253	6,553
UGI Corp.	6,204	306,478
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,091	596,416
The Ultimate Software Group, Inc. (a)	1,005	196,186
Ultra Clean Holdings, Inc. (a)	1,255	21,172
Ultragenyx Pharmaceutical, Inc. (a)	1,477	100,111
Ultratech, Inc. (a)	858	25,414
UMB Financial Corp.	1,721	129,609
UMH Properties, Inc.	936	14,237
Umpqua Holdings Corp.	8,438	149,690
Under Armour, Inc. Class A (a) (b)	6,466	127,897
Under Armour, Inc. Class C (a)	6,541	119,700
Unifi, Inc. (a)	626	17,772
UniFirst Corp.	578	81,758
Union Bankshares Corp.	1,645	57,871
Union Bankshares, Inc. (b)	145	6,228
Union Pacific Corp.	16,276	1,723,954
Unique Fabricating, Inc.	187	2,250
Unisys Corp. (a)	2,002	27,928
Unit Corp. (a)	1,909	46,121
United Bankshares, Inc. (b)	2,680	113,230
United Community Banks, Inc.	2,683	74,292
United Community Financial Corp.	1,847	15,404
United Continental Holdings, Inc. (a)	11,395	804,943
United Financial Bancorp, Inc.	1,839	31,281

	Number of Shares	Value
United Fire Group, Inc.	803	$34,344
United Insurance Holdings Corp.	631	10,064
United Natural Foods, Inc. (a)	1,904	82,310
United Parcel Service, Inc. Class B	10,327	1,108,087
United Rentals, Inc. (a)	3,171	396,534
United States Cellular Corp. (a)	492	18,366
United States Lime & Minerals, Inc.	78	6,160
United States Steel Corp.	5,622	190,080
United Technologies Corp.	11,615	1,303,319
United Therapeutics Corp. (a)	1,604	217,150
UnitedHealth Group, Inc.	14,154	2,321,398
Uniti Group, Inc. (a)	4,314	111,517
Unitil Corp.	544	24,496
Univar, Inc. (a)	1,606	49,240
Universal American Corp. (a)	1,655	16,500
Universal Corp.	946	66,930
Universal Display Corp.	1,595	137,329
Universal Electronics, Inc. (a)	562	38,497
Universal Forest Products, Inc.	760	74,890
Universal Health Realty Income Trust	1,086	70,047
Universal Health Services, Inc. Class B	3,079	383,182
Universal Insurance Holdings, Inc.	1,294	31,703
Universal Logistics Holdings, Inc.	371	5,324
Univest Corp. of Pennsylvania	895	23,181
Unum Group	8,536	400,253
Urban Edge Properties	7,667	201,642
Urban Outfitters, Inc. (a)	3,153	74,915
Urstadt Biddle Properties, Inc. Class A	2,588	53,209
US Bancorp	31,332	1,613,598
US Concrete, Inc. (a) (b)	568	36,664
US Ecology, Inc.	816	38,230
US Foods Holding Corp. (a)	1,577	44,124
US Silica Holdings, Inc.	2,853	136,915
USA Technologies, Inc. (a)	1,416	6,018
USA Truck, Inc. (a)	159	1,169
USANA Health Sciences, Inc. (a)	417	24,019
USG Corp. (a)	3,076	97,817
Utah Medical Products, Inc.	132	8,224
Vail Resorts, Inc.	1,413	271,155
Valero Energy Corp.	9,056	600,322
Valhi, Inc.	1,290	4,231
Valley National Bancorp	9,491	111,994
Valmont Industries, Inc.	784	121,912
The Valspar Corp.	2,824	313,295
Valvoline, Inc. (b)	1,244	30,540
Vanda Pharmaceuticals, Inc. (a)	1,395	19,530
Vantiv, Inc. Class A (a)	5,569	357,084
Varex Imaging Corp. (a)	1,371	46,066
Varian Medical Systems, Inc. (a)	3,429	312,485
Varonis Systems, Inc. (a)	418	13,292
VASCO Data Security International, Inc. (a)	1,120	15,120

The accompanying notes are an integral part of the financial statements.

81

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
VCA, Inc. (a)	2,822	$258,213
Vector Group Ltd.	3,552	73,882
Vectren Corp.	2,934	171,962
Vectrus, Inc. (a)	384	8,582
Veeco Instruments, Inc. (a)	1,476	44,059
Veeva Systems, Inc. Class A (a)	3,391	173,890
Ventas, Inc.	28,735	1,868,924
Vera Bradley, Inc. (a)	691	6,433
Veracyte, Inc. (a)	740	6,793
VEREIT, Inc.	80,339	682,078
VeriFone Systems, Inc. (a)	3,863	72,354
Verint Systems, Inc. (a)	2,393	103,796
VeriSign, Inc. (a)	3,212	279,797
Verisk Analytics, Inc. (a)	5,483	444,891
Veritex Holdings, Inc. (a)	462	12,991
Veritiv Corp. (a)	325	16,835
Verizon Communications, Inc.	61,168	2,981,940
Versartis, Inc. (a)	1,134	24,211
Versum Materials, Inc. (a)	1,902	58,201
Vertex Pharmaceuticals, Inc. (a)	4,744	518,756
VF Corp.	6,558	360,493
Viacom, Inc. Class B	12,346	575,571
Viacom, Inc.Class A	385	18,769
Viad Corp.	795	35,934
ViaSat, Inc. (a)	1,989	126,938
Viavi Solutions, Inc. (a)	9,032	96,823
Vicor Corp. (a)	650	10,465
ViewRay, Inc. (a) (b)	103	877
Village Super Market, Inc. Class A	286	7,579
Vince Holding Corp. (a) (b)	848	1,314
VirnetX Holding Corp. (a) (b)	1,903	4,377
Virtu Financial, Inc. Class A	992	16,864
Virtus Investment Partners, Inc.	197	20,862
Virtusa Corp. (a)	1,095	33,091
Visa, Inc. Class A	28,563	2,538,394
Vishay Intertechnology, Inc.	5,239	86,182
Vishay Precision Group, Inc. (a)	475	7,505
Vista Outdoor, Inc. (a)	2,141	44,083
Visteon Corp. (a)	1,206	118,128
Vital Therapies, Inc. (a) (b)	917	3,668
Vitamin Shoppe, Inc. (a)	940	18,941
Vivint Solar, Inc. (a) (b)	866	2,425
VMware, Inc. Class A (a) (b)	1,563	144,015
Vocera Communications, Inc. (a)	991	24,607
Vonage Holdings Corp. (a)	7,198	45,491
Vornado Realty Trust	14,139	1,418,283
Voya Financial, Inc.	6,814	258,659
Voyager Therapeutics, Inc. (a)	461	6,104
VSE Corp.	341	13,913
vTv Therapeutics, Inc. Class A (a)	124	812
Vulcan Materials Co.	4,796	577,822
VWR Corp. (a)	2,752	77,606
W&T Offshore, Inc. (a)	855	2,368

	Number of Shares	Value
W.R. Berkley Corp.	3,481	$245,863
W.R. Grace & Co.	2,599	181,176
W.W. Grainger, Inc.	1,985	462,029
Wabash National Corp.	2,287	47,318
WABCO Holdings, Inc. (a)	1,917	225,094
Wabtec Corp.	3,108	242,424
Waddell & Reed Financial, Inc. Class A (b)	3,009	51,153
WageWorks, Inc. (a)	1,404	101,509
Wal-Mart Stores, Inc.	22,685	1,635,135
Walgreens Boots Alliance, Inc.	12,832	1,065,698
Walker & Dunlop, Inc. (a)	1,089	45,400
The Walt Disney Co.	24,318	2,757,418
Walter Investment Management Corp. (a)	992	1,071
Washington Federal, Inc.	3,480	115,188
Washington Prime Group, Inc.	15,826	137,528
Washington Real Estate Investment Trust	6,271	196,157
Washington Trust Bancorp, Inc.	590	29,087
WashingtonFirst Bankshares, Inc.	332	9,296
Waste Management, Inc.	8,550	623,466
Waters Corp. (a)	2,753	430,321
Waterstone Financial, Inc.	1,004	18,323
Watsco, Inc.	917	131,296
Watts Water Technologies, Inc. Class A	1,061	66,153
Wayfair, Inc. Class A (a) (b)	1,191	48,224
WD-40 Co.	536	58,397
Web.com Group, Inc. (a)	1,685	32,521
WebMD Health Corp. (a)	1,428	75,227
Webster Financial Corp.	3,521	176,191
WEC Energy Group, Inc.	11,379	689,909
Weight Watchers International, Inc. (a)	1,105	17,205
Weingarten Realty Investors	9,501	317,238
Weis Markets, Inc.	378	22,548
Welbilt, Inc. (a)	4,461	87,569
WellCare Health Plans, Inc. (a)	1,613	226,159
Wells Fargo & Co.	68,483	3,811,764
Welltower, Inc.	29,817	2,111,640
The Wendy’s Co.	7,403	100,755
Werner Enterprises, Inc.	1,669	43,728
WesBanco, Inc.	1,518	57,851
Wesco Aircraft Holdings, Inc. (a)	2,189	24,955
WESCO International, Inc. (a)	1,730	120,321
West Bancorporation, Inc.	620	14,229
West Corp.	1,606	39,219
West Marine, Inc. (a)	723	6,897
West Pharmaceutical Services, Inc.	2,601	212,268
Westamerica Bancorp.	936	52,257
Westar Energy, Inc.	5,094	276,451
Western Alliance Bancorp (a)	3,430	168,379
Western Asset Mortgage Capital Corp.	1,575	15,388

The accompanying notes are an integral part of the financial statements.

82

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Digital Corp.	10,166	$839,000
Western New England Bancorp, Inc.	984	10,332
Western Refining, Inc.	3,094	108,507
The Western Union Co.	17,647	359,116
Westlake Chemical Corp.	1,338	88,375
Westmoreland Coal Co. (a)	730	10,600
WestRock Co.	8,957	466,033
Westwood Holdings Group, Inc.	313	16,717
WEX, Inc. (a)	1,362	140,967
Weyco Group, Inc.	259	7,273
Weyerhaeuser Co.	26,691	906,960
WGL Holdings, Inc.	1,942	160,273
Whirlpool Corp.	2,657	455,224
Whitestone REIT	1,015	14,048
The WhiteWave Foods Co. (a)	6,265	351,780
Whiting Petroleum Corp. (a)	7,115	67,308
Whole Foods Market, Inc.	11,438	339,937
WildHorse Resource Development Corp. (a)	768	9,554
Willbros Group, Inc. (a)	1,042	2,855
William Lyon Homes Class A (a)	936	19,300
The Williams Cos., Inc.	27,001	798,960
Williams-Sonoma, Inc. (b)	3,121	167,348
Willis Lease Finance Corp. (a)	123	2,749
Windstream Holdings, Inc. (b)	7,221	39,354
Wingstop, Inc.	621	17,562
Winmark Corp.	90	10,170
Winnebago Industries, Inc.	986	28,841
Wintrust Financial Corp.	1,968	136,028
WisdomTree Investments, Inc. (b)	4,315	39,180
WMIH Corp. (a)	6,741	9,774
Wolverine World Wide, Inc.	3,732	93,188
Woodward, Inc.	2,039	138,489
Workday, Inc. Class A (a)	4,200	349,776
Workhorse Group, Inc. (a) (b)	535	1,407
Workiva, Inc. (a)	769	12,035
World Acceptance Corp. (a) (b)	240	12,427
World Fuel Services Corp.	2,441	88,486
World Wrestling Entertainment, Inc. Class A	1,441	32,019
Worthington Industries, Inc.	1,723	77,690
WP Carey, Inc.	8,092	503,484
WPX Energy, Inc. (a)	13,691	183,322
WSFS Financial Corp.	1,079	49,580
Wyndham Worldwide Corp.	3,705	312,294
Wynn Resorts Ltd.	2,898	332,140
Xactly Corp. (a)	860	10,234
Xcel Energy, Inc.	18,268	812,013
Xcerra Corp. (a)	2,096	18,633
Xencor, Inc. (a)	1,340	32,053
Xenia Hotels & Resorts, Inc.	9,033	154,193
Xenith Bankshares, Inc. (a)	292	7,408
Xerox Corp.	36,184	265,591

	Number of Shares	Value
Xilinx, Inc.	9,074	$525,294
XO Group, Inc. (a)	993	17,090
Xperi Corp.	1,891	64,199
XPO Logistics, Inc. (a)	3,763	180,210
Xylem, Inc.	6,431	322,965
Yahoo!, Inc. (a)	16,718	775,882
Yelp, Inc. (a)	2,405	78,764
The York Water Co.	511	17,911
YRC Worldwide, Inc. (a)	1,294	14,247
Yum China Holdings, Inc. (a)	11,205	304,776
Yum! Brands, Inc.	6,705	428,449
Zafgen, Inc. (a)	348	1,622
ZAGG, Inc. (a)	1,017	7,322
Zayo Group Holdings, Inc. (a)	5,990	197,071
Zebra Technologies Corp. Class A (a)	1,831	167,079
Zeltiq Aesthetics, Inc. (a)	1,350	75,074
Zendesk, Inc. (a)	3,120	87,485
Zillow Group, Inc. Class A (a)	1,808	61,128
Zillow Group, Inc. Class C (a)	3,620	121,885
Zimmer Biomet Holdings, Inc.	6,652	812,276
Zions Bancorp	7,239	304,038
ZIOPHARM Oncology, Inc. (a) (b)	4,865	30,844
Zix Corp. (a)	2,090	10,053
Zoe’s Kitchen, Inc. (a) (b)	722	13,357
Zoetis, Inc.	16,376	873,987
Zogenix, Inc. (a) (b)	904	9,808
Zumiez, Inc. (a)	715	13,085
Zynga, Inc. Class A (a)	25,609	72,986

		582,228,171

TOTAL COMMON STOCK (Cost $976,400,699)		1,046,970,461

PREFERRED STOCK — 0.4%
Brazil — 0.2%
Banco Bradesco SA 0.60%	34,260	354,353
Braskem SA	1,700	17,241
Centrais Eletricas Brasileiras SA	3,000	21,149
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 2.380%	2,000	38,395
Cia Energetica de Minas Gerais 21.77%	9,800	32,306
Cia Paranaense de Energia	1,100	11,504
Gerdau SA	11,300	39,308
Itau Unibanco Holding SA 3.330%	39,859	482,545
Itausa — Investimentos Itau SA	47,800	145,052
Lojas Americanas SA 0.550%	8,900	46,510
Petroleo Brasileiro SA	48,383	223,941
Suzano Papel e Celulose SA	5,400	22,872
Telefonica Brasil SA	5,500	82,133
Vale SA Class A 7.260%	23,600	212,661

		1,729,970

The accompanying notes are an integral part of the financial statements.

83

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chile — 0.0%
Embotelladora Andina SA	2,762	$10,719
Sociedad Quimica y Minera de Chile SA	1,213	41,856

		52,575

Colombia — 0.0%
Bancolombia SA 2.790%	5,583	55,733
Grupo Aval Acciones y Valores SA	43,311	17,626
Grupo de Inversiones Suramericana SA	1,247	16,569

		89,928

Germany — 0.2%
Bayerische Motoren Werke AG 4.460%	1,186	93,419
Biotest AG 0.320%	315	5,989
Draegerwerk AG & Co. KGaA 0.310%	106	10,902
Fuchs Petrolub SE 2.040%	1,626	79,324
Henkel AG & Co. KGaA 1.240%	4,012	514,129
Jungheinrich AG 1.380%	811	26,956
Porsche Automobil Holding SE 2.200%	3,374	184,072
Sartorius AG 0.490%	570	50,014
Schaeffler AG 3.670%	4,488	78,944
Sixt SE 4.00%	297	12,105
STO SE & Co. KGaA 4.430%	38	3,933
Volkswagen AG 0.140%	4,195	611,127

		1,670,914

Italy — 0.0%
Buzzi Unicem SpA 0.810%	538	7,772
Danieli & C Officine Meccaniche SpA 1.050%	543	8,996

		16,768

Republic of Korea — 0.0%
Amorepacific Corp.	120	17,917
Hyundai Motor Co.	457	42,289
Hyundai Motor Co.	295	26,170
LG Chem Ltd.	82	13,972
LG Household & Health Care Ltd.	23	10,472
Samsung Electronics Co. Ltd.	218	312,650

		423,470

Russia — 0.0%
Surgutneftegas OJSC	91,300	52,214
Transneft PJSC	20	60,769

		112,983

TOTAL PREFERRED STOCK (Cost $3,779,030)		4,096,608

	Number of Shares	Value

TOTAL EQUITIES (Cost $980,179,729)		$1,051,067,069

MUTUAL FUNDS — 2.8%
United Kingdom — 0.0%
F&C Commercial Property Trust Ltd.	24,270	44,001
P2P Global Investments PLC	1,485	14,320
The Picton Property Income Ltd.	24,213	25,406
UK Commercial Property Trust Ltd.	34,365	37,029

		120,756

United States — 2.8%
iShares MSCI India ETF	148,500	4,675,522
State Street Navigator Securities Lending Prime Portfolio (e)	25,611,059	25,611,059

		30,286,581

TOTAL MUTUAL FUNDS (Cost $29,925,600)		30,407,337

RIGHTS — 0.0%
Australia — 0.0%
Downer EDI Ltd., Expires 4/11/17 (a)	2,726	25

Germany — 0.0%
Deutsche Bank AG, Expires 4/06/17 (a)	31,258	74,695

Hong Kong — 0.0%
Landing International Development, Expires 4/19/17 (a) (d)	775,000	399

Qatar — 0.0%
Doha Bank, Expires 5/09/17 (a) (d)	357	628

South Africa — 0.0%
Life Healthcare Group Holdings Ltd., Expires 4/13/17 (a)	4,259	1,429

TOTAL RIGHTS (Cost $945)		77,176

WARRANTS — 0.0%
Spain — 0.0%
Abengoa SA, Expires 3/31/25 (a) (b) (d)	11,608	297

TOTAL WARRANTS (Cost $0)		297

The accompanying notes are an integral part of the financial statements.

84

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
United States — 0.0%
Mueller Industries, Inc. 6.000% 3/01/27	$10,000	$9,925

TOTAL CORPORATE DEBT (Cost $10,000)		9,925

TOTAL BONDS & NOTES (Cost $10,000)		9,925

TOTAL LONG-TERM INVESTMENTS (Cost $1,010,116,274)		1,081,561,804

SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (f)	9,805,614	9,805,614

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (g) 0.000% 8/17/17	40,000	39,880
U.S. Treasury Bill (g) 0.000% 8/17/17	15,000	14,956
U.S. Treasury Bill (g) 0.000% 8/17/17	405,000	403,794
U.S. Treasury Bill (g) 0.000% 8/17/17	15,000	14,955
U.S. Treasury Bill (g) 0.000% 8/17/17	15,000	14,955

		488,540

TOTAL SHORT-TERM INVESTMENTS (Cost $10,294,260)		10,294,154

TOTAL INVESTMENTS — 101.7% (Cost $1,020,410,534) (h)		1,091,855,958

Other Assets/(Liabilities) — (1.7)%		(18,522,842)

NET ASSETS — 100.0%		$1,073,333,116

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $24,554,032 or 2.29% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $2,737,404 or 0.26% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $173,339 or 0.02% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $9,805,655. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $10,030,474.
(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

85

MM Select Bond and Income Asset/MM Select Equity Asset Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MM Select Bond and Income Asset Fund	MM Select Equity Asset Fund
Assets:
Investments, at value (Note 2) (a)	$253,330,948	$1,081,561,804
Repurchase agreements, at value (Note 2) (b)	1,078,002	9,805,614
Other short-term investments, at value (Note 2) (c)	-	488,540

Total investments (d)	254,408,950	1,091,855,958

Cash	-	42,543
Foreign currency, at value (e)	70,494	3,163,346
Receivables from:
Investments sold	6,388,217	1,077,922
Collateral pledged for open futures contracts (Note 2)	-	323,230
Open forward foreign currency contracts (Note 2)	-	13,180
Investment adviser (Note 3)	-	129,846
Variation margin on open derivative instruments (Note 2)	-	370,702
Interest and dividends	946,592	2,586,621
Foreign taxes withheld	-	227,457
Prepaid expenses	13,177	219,086

Total assets	261,827,430	1,100,009,891

Liabilities:
Payables for:
Investments purchased	6,732,600	864,802
Open forward foreign currency contracts (Note 2)	-	553
Securities on loan (Note 2)	-	25,611,059
Trustees’ fees and expenses (Note 3)	4,343	15,407
Affiliates (Note 3):
Investment advisory fees	38,749	163,143
Administration fees	15,327	20,550
Accrued expense and other liabilities	23,562	1,261

Total liabilities	6,814,581	26,676,775

Net assets	$255,012,849	$1,073,333,116

Net assets consist of:
Paid-in capital	$263,477,494	$993,793,688
Undistributed (accumulated) net investment income (loss)	103,428	5,594,287
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,900,909)	2,358,864
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(5,667,164)	71,586,277

Net assets	$255,012,849	$1,073,333,116

(a) Cost of investments:	$258,998,007	$1,010,116,274
(b) Cost of repurchase agreements:	$1,078,002	$9,805,614
(c) Cost of other short-term investments:	$-	$488,646
(d) Securities on loan with market value of:	$-	$24,554,032
(e) Cost of foreign currency:	$69,300	$3,149,491

The accompanying notes are an integral part of the financial statements.

86

MM Select Bond and Income Asset/MM Select Equity Asset Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	MM Select Bond and Income Asset Fund	MM Select Equity Asset Fund
Class I shares:
Net assets	$255,012,849	$1,073,333,116

Shares outstanding (a)	26,369,884	98,902,805

Net asset value, offering price and redemption price per share	$9.67	$10.85

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

87

MM Select Bond and Income Asset/MM Select Equity Asset Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	MM Select Bond and Income Asset Fund	MM Select Equity Asset Fund
Investment income (Note 2):
Dividends (a)	$-	$11,443,548
Interest	1,617,100	1,468
Securities lending net income	-	87,900

Total investment income	1,617,100	11,532,916

Expenses (Note 3):
Investment advisory fees	225,871	909,104
Custody fees	27,163	350,561
Audit fees	18,905	18,249
Legal fees	3,990	14,781
Accounting & Administration fees	17,709	30,792
Proxy fees	491	491
Shareholder reporting fees	6,718	21,213
Trustees’ fees	8,329	29,973
Registration and filing fees	4,248	15,859
Transfer agent fees	1,467	1,468

Total expenses	314,891	1,392,491
Expenses waived:
Class I fees reimbursed by adviser	-	(129,846)

Net expenses	314,891	1,262,645

Net investment income (loss)	1,302,209	10,270,271

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(2,824,270)	1,618,167
Futures contracts	-	853,632
Foreign currency transactions	(22,803)	(112,934)

Net realized gain (loss)	(2,847,073)	2,358,865

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(6,961,466)	63,020,095
Futures contracts	-	110,163
Translation of assets and liabilities in foreign currencies	(343)	35,884

Net change in unrealized appreciation (depreciation)	(6,961,809)	63,166,142

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(9,808,882)	65,525,007

Net increase (decrease) in net assets resulting from operations	$(8,506,673)	$75,795,278

(a) Net of foreign withholding tax of:	$-	$438,895

The accompanying notes are an integral part of the financial statements.

88

[THIS PAGE INTENTIONALLY LEFT BLANK]

89

MM Select Bond and Income Asset/MM Select Equity Asset Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MM Select Bond and Income Asset Fund
	Six Months Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,302,209	$32,986
Net realized gain (loss) on investment transactions	(2,847,073)	11,891
Net change in unrealized appreciation (depreciation) on investments	(6,961,809)	1,294,645

Net increase (decrease) in net assets resulting from operations	(8,506,673)	1,339,522

Distributions to shareholders (Note 2):
From net investment income:
Class I	(1,285,451)	-

Total distributions from net investment income	(1,285,451)	-

From net realized gains:
Class I	(12,043)	-

Total distributions from net realized gains	(12,043)	-

Net fund share transactions (Note 5):
Class I	12,309,994	251,167,500

Increase (decrease) in net assets from fund share transactions	12,309,994	251,167,500

Total increase (decrease) in net assets	2,505,827	252,507,022
Net assets
Beginning of period	252,507,022	-

End of period	$255,012,849	$252,507,022

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$103,428	$86,670

+	Fund commenced operations on September 15, 2016.

The accompanying notes are an integral part of the financial statements.

90

MM Select Bond and Income Asset/MM Select Equity Asset Funds – Financial Statements (Continued)

MM Select Equity Asset Fund
Six Months Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016+

$10,270,271	$1,021,587
2,358,865	52,117
63,166,142	8,420,135

75,795,278	9,493,839

(5,692,766)	-

(5,692,766)	-

(56,923)	-

(56,923)	-

56,202,289	937,591,399

56,202,289	937,591,399

126,247,878	947,085,238

947,085,238	-

$1,073,333,116	$947,085,238

$5,594,287	$1,016,782

91

MM Select Bond and Income Asset Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains		Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$10.05	$0.05		$(0.38)	$(0.33)	$(0.05)	$0.00	[d]	$(0.05)	$9.67	(3.28%	)[b]	$255,013	0.25%	[a]	0.25%	[a,n]	1.04%	[a]
9/30/16[g]	10.00	0.00	[d]	0.05	0.05	-	-		-	10.05	0.50%	[b]	252,507	1.22%	[a]	0.26%	[a]	0.53%	[a]

	Six months ended March 31, 2017[b],r	Period ended September 30, 2016[b]
Portfolio turnover rate	37%	2%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period September 15, 2016 (commencement of operations) through September 30, 2016.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

92

MM Select Equity Asset Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000)’s	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/17[r]	$10.17	$0.10	$0.64	$0.74	$(0.06)	$(0.00)[d]	$(0.06)	$10.85	7.29%	[b]	$1,073,333	0.28%	[a]	0.25%	[a]	2.03%	[a]
9/30/16[g]	10.00	0.01	0.16	0.17	-	-	-	10.17	1.70%	[b]	947,085	0.69%	[a]	0.25%	[a]	5.50%	[a]

	Six months ended March 31, 2017[b],r	Period ended September 30, 2016[b]
Portfolio turnover rate	7%	0%[e]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period September 15, 2016 (commencement of operations) through September 30, 2016.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

93

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are two series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MM Select Bond and Income Asset Fund (“Bond and Income Asset Fund”)

MM Select Equity Asset Fund (“Equity Asset Fund”)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established

94

Notes to Financial Statements (Unaudited) (Continued)

benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

95

Notes to Financial Statements (Unaudited) (Continued)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Bond and Income Asset Fund characterized all investments at Level 2, as of March 31, 2017. For the Bond and Income Asset Fund the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2017, for the Fund’s investments:

	Level 1	Level 2	Level 3		Total
Equity Asset Fund
Asset Investments
Common Stock*
Australia	$47,140	$28,455,211	$-		$28,502,351
Austria	-	1,119,790	-		1,119,790
Belgium	-	4,445,190	-		4,445,190
Bermuda	5,487,427	2,621,246	-		8,108,673
Brazil	-	2,466,901	2,376	**	2,469,277
British Virgin Islands	4,046	-	-		4,046
Canada	35,397,943	17,403	-		35,415,346
Cayman Islands	3,753,831	6,220,185	-		9,974,016
Chile	-	625,072	-		625,072
China	-	5,515,128	-		5,515,128
Colombia	146,410	-	-		146,410
Czech Republic	-	99,866	-		99,866
Denmark	-	7,225,648	-		7,225,648
Egypt	-	68,588	-		68,588
Finland	-	3,453,979	-		3,453,979
France	-	31,630,947	-		31,630,947
Germany	-	28,204,580	-		28,204,580

96

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Equity Asset Fund (Continued)
Asset Investments (Continued)
Greece	$-	$177,899	$-		$177,899
Hong Kong	-	13,395,964	-		13,395,964
Hungary	-	155,435	-		155,435
Indonesia	-	1,357,089	-		1,357,089
Ireland	9,302,751	2,242,748	-		11,545,499
Israel	1,232,489	1,207,586	-		2,440,075
Italy	-	6,867,402	-		6,867,402
Japan	-	86,816,506	-		86,816,506
Liberia	590,230	-	-		590,230
Luxembourg	127,302	1,333,986	-		1,461,288
Malaysia	-	1,342,396	-		1,342,396
Malta	-	71,153	-		71,153
Mauritius	-	48,892	-		48,892
Mexico	2,032,817	-	-		2,032,817
Netherlands	4,339,593	12,511,497	-		16,851,090
New Zealand	-	898,590	-		898,590
Norway	-	2,324,564	-		2,324,564
Panama	681,717	3,887	-		685,604
Papua New Guinea	-	172,238	-		172,238
Peru	28,896	-	-		28,896
Philippines	-	631,392	-		631,392
Poland	-	645,934	-		645,934
Portugal	-	560,734	-		560,734
Puerto Rico	253,738	-	-		253,738
Qatar	-	447,825	-		447,825
Republic of Korea	-	7,761,445	-		7,761,445
Russia	67,283	1,896,280	-		1,963,563
Singapore	1,599,620	6,033,415	-		7,633,035
South Africa	-	3,365,165	-		3,365,165
Spain	-	11,182,505	-		11,182,505
Sweden	-	10,830,233	-		10,830,233
Switzerland	1,738,284	28,280,045	-		30,018,329
Taiwan	-	6,644,221	-		6,644,221
Thailand	-	1,155,542	-		1,155,542
Turkey	-	561,548	-		561,548
United Arab Emirates	-	403,600	-		403,600
United Kingdom	3,211,793	61,199,154	-		64,410,947
United States	582,035,749	188,503	3,919	**	582,228,171
Preferred Stock*
Brazil	-	1,729,970	-		1,729,970
Chile	-	52,575	-		52,575
Colombia	89,928	-	-		89,928
Germany	-	1,670,914	-		1,670,914
Italy	-	16,768	-		16,768
Republic of Korea	-	423,470	-		423,470
Russia	-	112,983	-		112,983
Mutual Funds	30,286,581	120,756	-		30,407,337
Rights	-	76,149	1,027	**	77,176
Warrants	-	-	297	**	297
Corporate Debt	-	9,925	-		9,925
Short-Term Investments	-	10,294,154	-		10,294,154

Total Investments	$682,455,568	$409,392,771	$7,619		$1,091,855,958

97

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Equity Asset Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$13,180	$-	$13,180
Futures Contracts	131,792	-	-	131,792

Total	$131,792	$13,180	$-	$144,972

Liability Derivatives
Forward Contracts	$-	$(553)	$-	$(553)
Futures Contracts	(21,629)	-	-	(21,629)

Total	$(21,629)	$(553)	$-	$(22,182)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

The following table shows Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2017.

Equity Asset Fund
Statements of Assets and Liabilities location:

Receivables from:
Collateral pledged for open futures contracts	X

Payables for:
Securities on loan	X

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2017. The Funds recognize transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2017, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Asset Fund
Foreign Currency Exchange Transactions*
Directional Exposures to Currencies	A

Futures Contracts**
Substitution for Direct Investment	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

98

Notes to Financial Statements (Unaudited) (Continued)

At March 31, 2017, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Total
Equity Asset Fund
Asset Derivatives
Forward Contracts*	$-	$13,180	$13,180
Futures Contracts^^	131,792	-	131,792

Total Value	$131,792	$13,180	$144,972

Liability Derivatives
Forward Contracts^	$-	$(553)	$(553)
Futures Contracts^^	(21,629)	-	(21,629)

Total Value	$(21,629)	$(553)	$(22,182)

Realized Gain (Loss)#
Forward Contracts	$-	$(25,728)	$(25,728)
Futures Contracts	853,632	-	853,632

Total Realized Gain (Loss)	$853,632	$(25,728)	$827,904

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$12,627	$12,627
Futures Contracts	110,163	-	110,163

Total Change in Appreciation (Depreciation)	$110,163	$12,627	$122,790

*	Statements of Assets and Liabilities location: Receivables from: open forward foreign currency contracts.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts.
^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: futures contracts, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: futures contracts, or translation of assets and liabilities in foreign currencies, as applicable.

For the period ended March 31, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts
Equity Asset Fund	114	$1,253,329

†	Amount(s) disclosed represent average number of contracts for futures contracts and notional amounts for forward contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2017.

99

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of March 31, 2017.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Equity Asset Fund
Citibank N.A.	$3,886	$-	$-	$3,886
Toronto Dominion Bank	9,294	-	-	9,294

	$13,180	$-	$-	$13,180

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of March 31, 2017.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Equity Asset Fund
Bank of New York Mellon	$(348)	$-	$-	$(348)
Societe Generale	(205)	-	-	(205)

	$(553)	$-	$-	$(553)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2017, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have

100

Notes to Financial Statements (Unaudited) (Continued)

an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2017. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Equity Asset Fund
Contracts to Buy

EUR	382,589	Bank of New York Mellon*	06/21/17	$410,000	$(348)

EUR	534,499	Societe Generale*	06/21/17	572,512	(205)

GBP	128,606	Citibank N.A.*	06/21/17	157,547	3,886

JPY	36,549,536	Toronto Dominion Bank*	06/21/17	320,000	9,294

				$1,460,059	$12,627

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
*	Contracts are subject to an MNA.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

101

Notes to Financial Statements (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2017:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Asset Fund
Futures Contracts — Long
Topix Index	06/08/17	1	$135,857	$(2,479)
S&P TSX 60 IX	06/15/17	3	411,520	(2,925)
S&P TSX 60 IX	06/15/17	1	137,173	(1,116)
Euro Stoxx 50 Index	06/16/17	7	255,840	4,530
Euro Stoxx 50 Index	06/16/17	2	73,097	796
FTSE 100 Index	06/16/17	2	182,310	97
Mini MSCI EAFE	06/16/17	50	4,455,000	63,477
Mini MSCI EAFE	06/16/17	3	267,300	5,049
Mini MSCI Emerging Market	06/16/17	10	480,700	16,202
Russell 2000 Mini Index	06/16/17	1	69,220	1,154
Russell 2000 Mini Index	06/16/17	23	1,592,060	25,367
S&P 500 E Mini Index	06/16/17	15	1,769,400	(5,219)
S&P 500 E Mini Index	06/16/17	19	2,241,240	(6,613)
S&P 500 E Mini Index	06/16/17	10	1,179,600	(2,244)
S&P 500 E Mini Index	06/16/17	3	353,880	(1,033)
S&P Midcap 400 E Mini Index	06/16/17	16	2,749,120	15,120

				$110,163

Rights and Warrants

A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

102

Notes to Financial Statements (Unaudited) (Continued)

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market

103

Notes to Financial Statements (Unaudited) (Continued)

value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2017.

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended March 31, 2017, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Equity Asset Fund	$110,325	$22,425	$87,900

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

104

Notes to Financial Statements (Unaudited) (Continued)

Foreign	Securities

The Equity Asset Fund invests a significant amount of its assets in foreign securities. The Bond and Income Asset Fund may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the average daily net assets of the Fund.

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Bond and Income Asset Fund	0.18%	Northern Trust Investments, Inc
Equity Asset Fund	0.18%	Northern Trust Investments, Inc

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or

105

Notes to Financial Statements (Unaudited) (Continued)

unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the Funds, as follows:

Class I
Bond and Income Asset Fund*	0.26%
Equity Asset Fund*	0.25%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through January 31, 2018.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

Elaine A. Sarsynski resigned as a Trustee of the Trust effective as of February 1, 2017.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2017:

Total % Ownership by Related Party
Bond and Income Asset Fund	100.0%
Equity Asset Fund	100.0%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2017, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Bond and Income Asset Fund	$88,335,401	$13,487,501	$77,297,956	$12,394,090
Equity Asset Fund	-	116,439,316	-	(68,058,238)

106

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2017		Period Ended September 30, 2016

	Shares	Amount	Shares	Amount
Bond and Income Asset Fund Class I*
Sold	1,628,857	$15,934,400	25,126,820	$251,268,200
Issued as reinvestment of dividends	136,291	1,297,494	-	-
Redeemed	(512,084)	(4,921,900)	(10,000)	(100,700)

Net increase (decrease)	1,253,064	$12,309,994	25,116,820	$251,167,500

Equity Asset Fund Class I*
Sold	7,276,010	$72,087,000	93,146,001	$937,692,499
Issued as reinvestment of dividends	560,945	5,749,689	-	-
Redeemed	(2,070,151)	(21,634,400)	(10,000)	(101,100)

Net increase (decrease)	5,766,804	$56,202,289	93,136,001	$937,591,399

*	Fund commenced operations on September 15, 2016.

6.	Federal Income Tax Information

At March 31, 2017, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bond and Income Asset Fund	$260,076,009	$853,821	$(6,520,880)	$(5,667,059)
Equity Asset Fund	1,020,410,534	98,817,311	(27,371,887)	71,445,424

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2016, temporary book and tax accounting differences were primarily attributable to premium amortization accruals, passive foreign investment companies, and deferred Trustee compensation.

107

Notes to Financial Statements (Unaudited) (Continued)

At September 30, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Bond and Income Asset Fund	$98,827	$-	$(254)	$1,240,949
Equity Asset Fund	1,355,989	52,035	(902)	8,086,717

The Funds did not have any unrecognized tax benefits at March 31, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund(s) recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2017, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management is still evaluating the impact of the Rule; however, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that each Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In December 2016, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-19, Technical Corrections and Improvements (“ASU 2016-19”). ASU 2016-19 includes simplification and minor improvements to topics on insurance and troubled debt restructuring. The amendment requires an entity to disclose when there has been a change in a valuation approach, a valuation technique, or both. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The guidance is effective for interim periods beginning after December 15, 2016. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each Fund’s financial position or its results of operations.

9.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2017, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

108

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities will be available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in November 2016, the Trustees, including the Independent Trustees, reviewed and approved a proposal to add a cash sleeve to the Funds. In arriving at their decision, the Trustees discussed the fees payable to NTI by MML Advisers and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected levels of profitability due to the amended subadvisory agreements were not excessive and the subadvisory fee amounts under the amended subadvisory agreements are fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

The amended subadvisory agreements became effective on December 1, 2016.

Prior to the votes being taken to approve the amendments to the subadvisory agreements discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of each such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

109

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2017

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2017:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2017.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Bond and Income Asset Fund
Class I	$1,000	0.25%	$967.20	$1.23	$1,023.70	$1.26
Equity Asset Fund
Class I	1,000	0.25%	1,072.90	1.29	1,023.70	1.26

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2017, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year, unless stated otherwise.

110

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

©2017 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-42379-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 5/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 5/25/2017

By (Signature and Title)	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date 5/25/2017